UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO All Asset All Authority Fund	PIMCO RAE Low Volatility PLUS Fund
PIMCO All Asset Fund	PIMCO RAE Low Volatility PLUS International Fund
PIMCO California Intermediate Municipal Bond Fund	PIMCO RAE Worldwide Fundamental Advantage PLUS Fund
PIMCO California Municipal Bond Fund	PIMCO RAE Worldwide Long/Short PLUS Fund
PIMCO California Short Duration Municipal Income Fund	PIMCO Real Return Asset Fund
PIMCO Capital Securities and Financials Fund	PIMCO Real Return Fund
PIMCO CommoditiesPLUS Strategy Fund	PIMCO Real Return Limited Duration Fund
PIMCO CommodityRealReturn Strategy Fund	PIMCO RealEstateRealReturn Strategy Fund
PIMCO Credit Absolute Return Fund	PIMCO RealPath™ 2020 Fund
PIMCO Diversified Income Fund	PIMCO RealPath™ 2025 Fund
PIMCO Emerging Local Bond Fund	PIMCO RealPath™ 2030 Fund
PIMCO Emerging Markets Bond Fund	PIMCO RealPath™ 2035 Fund
PIMCO Emerging Markets Corporate Bond Fund	PIMCO RealPath™ 2040 Fund
PIMCO Emerging Markets Currency Fund	PIMCO RealPath™ 2045 Fund
PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO RealPath™ 2050 Fund
PIMCO Extended Duration Fund	PIMCO RealPath™ 2055 Fund
PIMCO Floating Income Fund	PIMCO RealPath™ Income Fund
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO Senior Floating Rate Fund
PIMCO Foreign Bond Fund (Unhedged)	PIMCO Short Asset Investment Fund
PIMCO Global Advantage Strategy Bond Fund	PIMCO Short Duration Municipal Income Fund
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PIMCO Short-Term Fund
PIMCO Global Bond Fund (Unhedged)	PIMCO StocksPLUS Absolute Return Fund
PIMCO Global Multi-Asset Fund	PIMCO StocksPLUS Fund
PIMCO GNMA Fund	PIMCO StocksPLUS Long Duration Fund
PIMCO Government Money Market Fund*	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
PIMCO High Yield Fund	PIMCO StocksPLUS® International Fund (Unhedged)
PIMCO High Yield Municipal Bond Fund	PIMCO StocksPLUS® Short Fund
PIMCO High Yield Spectrum Fund	PIMCO StocksPLUS® Small Fund
PIMCO Income Fund	PIMCO Total Return Fund
PIMCO Inflation Response Multi-Asset Fund	PIMCO Total Return Fund II
PIMCO Investment Grade Corporate Bond Fund	PIMCO Total Return Fund III
PIMCO Long Duration Total Return Fund	PIMCO Total Return Fund IV
PIMCO Long-Term Credit Fund	PIMCO TRENDS Managed Futures Strategy Fund
PIMCO Long-Term U.S. Government Fund	PIMCO Unconstrained Bond Fund
PIMCO Low Duration Fund	PIMCO Unconstrained Tax Managed Bond Fund
PIMCO Low Duration Fund II	PIMCO Asset-Backed Securities Portfolio
PIMCO Low Duration Fund III	PIMCO Emerging Markets Portfolio
PIMCO Moderate Duration Fund	PIMCO High Yield Portfolio
PIMCO Money Market Fund*	PIMCO International Portfolio
PIMCO Mortgage Opportunities Fund	PIMCO Investment Grade Corporate Portfolio
PIMCO Mortgage-Backed Securities Fund	PIMCO Long Duration Corporate Bond Portfolio
PIMCO Multi-Strategy Alternative Fund	PIMCO Low Duration Portfolio
PIMCO Municipal Bond Fund	PIMCO Moderate Duration Portfolio
PIMCO National Intermediate Municipal Bond Fund	PIMCO Mortgage Portfolio
PIMCO New York Municipal Bond Fund	PIMCO Municipal Sector Portfolio
PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO Real Return Portfolio
PIMCO RAE Fundamental PLUS EMG Fund	PIMCO Senior Floating Rate Portfolio
PIMCO RAE Fundamental PLUS Fund	PIMCO Short-Term Floating NAV Portfolio II
PIMCO RAE Fundamental PLUS International Fund	PIMCO Short-Term Floating NAV Portfolio III
PIMCO RAE Fundamental PLUS Small Fund	PIMCO Short-Term Portfolio
PIMCO RAE Low Volatility PLUS EMG Fund	PIMCO U.S. Government Sector Portfolio

*	In February 2016, the Board approved a proposal to reorganize the PIMCO Money Market Fund into PIMCO Government Money Market Fund. It is anticipated that the reorganization will occur Friday, September 23, 2016.

Schedule of Investments

PIMCO All Asset All Authority Fund

June 30, 2016 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$1,127

Total Short-Term Instruments (Cost $1,127)		1,127

Total Investments in Securities (Cost $1,127)		1,127

	SHARES
INVESTMENTS IN AFFILIATES 136.5%
MUTUAL FUNDS (a) 135.6%
PIMCO CommoditiesPLUS® Strategy Fund	56,732,620	344,934
PIMCO CommodityRealReturn Strategy Fund®	12,718,651	92,465
PIMCO Diversified Income Fund	9,022,923	95,102
PIMCO Emerging Local Bond Fund	85,199,112	629,621
PIMCO Emerging Markets Currency Fund	109,879,942	970,240
PIMCO EqS® Long/Short Fund	1,225	14
PIMCO Extended Duration Fund	3,550,278	33,479
PIMCO High Yield Fund	41,607,554	354,912
PIMCO High Yield Spectrum Fund	58,940,585	556,399
PIMCO Income Fund	47,367,460	563,199
PIMCO Investment Grade Corporate Bond Fund	23,987,824	250,673
PIMCO Long Duration Total Return Fund	5,274,461	62,977
PIMCO Long-Term Credit Fund	1,000,229	12,053
PIMCO Long-Term U.S. Government Fund	13,815,804	94,362
PIMCO Low Duration Fund	15,401,107	152,163
PIMCO Mortgage Opportunities Fund	6,729,320	74,494
PIMCO RAE Fundamental Advantage PLUS Fund	18,269,199	179,952
PIMCO RAE Fundamental Emerging Markets Fund	40,431,506	352,967
PIMCO RAE Fundamental PLUS EMG Fund	81,957,312	670,411
PIMCO RAE Fundamental PLUS International Fund	26,164,932	194,667
PIMCO RAE Low Volatility PLUS EMG Fund	136,529,653	1,134,561
PIMCO RAE Low Volatility PLUS Fund	13,464,194	158,743
PIMCO RAE Low Volatility PLUS International Fund	40,841,392	389,218
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	18,434,368	163,144
PIMCO RAE Worldwide Long/Short PLUS Fund	62,432,735	616,835
PIMCO Real Return Asset Fund	24,590,123	209,016
PIMCO Real Return Fund	4,983,904	55,321
PIMCO RealEstateRealReturn Strategy Fund	23,834,645	203,310
PIMCO Senior Floating Rate Fund	31,327,474	305,443
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	40,764,849	270,271
PIMCO StocksPLUS® International Fund (Unhedged)	10,131,404	54,102
PIMCO StocksPLUS® Short Fund	160,433,345	1,678,133
PIMCO Total Return Fund	21,389,186	220,523
PIMCO TRENDS Managed Futures Strategy Fund	5,318,784	51,273
PIMCO Unconstrained Bond Fund	16,645,123	171,611

Total Mutual Funds (Cost $12,777,268)		11,366,588

EXCHANGE-TRADED FUNDS 0.2%
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	440,000	18,577

Total Exchange-Traded Funds (Cost $23,668)		18,577

SHORT-TERM INSTRUMENTS 0.7%
MUTUAL FUNDS 0.7%
PIMCO Government Money Market Fund (a)	60,761,360	60,761

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	11,956	118

Total Short-Term Instruments (Cost $60,879)		60,879

Total Investments in Affiliates (Cost $12,861,815)		11,446,044

Total Investments 136.5% (Cost $12,862,942)		$11,447,171
Other Assets and Liabilities, net (36.5)%		(3,060,315)

Net Assets 100.0%		$8,386,856

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$1,127	U.S. Treasury Notes 0.750% due 12/31/2017	$(1,153)	$1,127	$1,127

Total Repurchase Agreements						$(1,153)	$1,127	$1,127

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,127	$0	$1,127
	$0	$1,127	$0	$1,127

Investments in Affiliates, at Value
Mutual Funds	11,366,588	0	0	11,366,588
Exchange-Traded Funds	18,577	0	0	18,577
Short-Term Instruments
Mutual Funds	60,761	0	0	60,761
Central Funds Used for Cash Management Purposes	118	0	0	118

	$11,446,044	$0	$0	$11,446,044

Total Investments	$11,446,044	$1,127	$0	$11,447,171

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Fund

June 30, 2016 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$1,123

Total Short-Term Instruments (Cost $1,123)		1,123

Total Investments in Securities (Cost $1,123)		1,123

	SHARES
INVESTMENTS IN AFFILIATES 99.8%
MUTUAL FUNDS (a) 99.1%
PIMCO CommoditiesPLUS® Strategy Fund	98,186,103	596,972
PIMCO CommodityRealReturn Strategy Fund®	23,417,664	170,246
PIMCO Diversified Income Fund	10,379,480	109,400
PIMCO Emerging Local Bond Fund	179,849,997	1,329,091
PIMCO Emerging Markets Currency Fund	232,907,156	2,056,570
PIMCO Extended Duration Fund	8,501,817	80,172
PIMCO High Yield Fund	65,232,550	556,434
PIMCO High Yield Spectrum Fund	94,822,333	895,123
PIMCO Income Fund	121,017,288	1,438,896
PIMCO Investment Grade Corporate Bond Fund	52,609,939	549,774
PIMCO Long Duration Total Return Fund	10,976,385	131,058
PIMCO Long-Term Credit Fund	4,236,102	51,045
PIMCO Long-Term U.S. Government Fund	33,120,123	226,210
PIMCO Low Duration Fund	24,374,906	240,824
PIMCO Mortgage Opportunities Fund	13,466,564	149,075
PIMCO RAE Fundamental Advantage PLUS Fund	42,874,030	422,309
PIMCO RAE Fundamental Emerging Markets Fund	92,699,315	809,265
PIMCO RAE Fundamental PLUS EMG Fund	143,225,813	1,171,587
PIMCO RAE Fundamental PLUS International Fund	40,111,553	298,430
PIMCO RAE Low Volatility PLUS EMG Fund	272,762,750	2,266,658
PIMCO RAE Low Volatility PLUS Fund	8,983,770	105,919
PIMCO RAE Low Volatility PLUS International Fund	67,342,973	641,779
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	48,354,472	427,937
PIMCO RAE Worldwide Long/Short PLUS Fund	141,096,407	1,394,032
PIMCO Real Return Asset Fund	65,664,697	558,150
PIMCO Real Return Fund	3,078,646	34,173
PIMCO RealEstateRealReturn Strategy Fund	34,389,096	293,339
PIMCO Senior Floating Rate Fund	40,504,419	394,918
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	74,599,295	494,593
PIMCO StocksPLUS® International Fund (Unhedged)	10,554,469	56,361
PIMCO Total Return Fund	63,384,155	653,491
PIMCO TRENDS Managed Futures Strategy Fund	5,841,476	56,312
PIMCO Unconstrained Bond Fund	36,372,156	374,997

Total Mutual Funds (Cost $19,971,706)		19,035,140

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	540,000	22,799

Total Exchange-Traded Funds (Cost $29,046)		22,799

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund (a)	104,129,266	104,129

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	62,898	622

Total Short-Term Instruments (Cost $104,751)		104,751

Total Investments in Affiliates (Cost $20,105,503)		19,162,690

Total Investments 99.8% (Cost $20,106,626)		$19,163,813
Other Assets and Liabilities, net 0.2%		44,162

Net Assets 100.0%		$19,207,975

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$1,123	U.S. Treasury Notes 1.000% due 05/15/2018	$(1,150)	$1,123	$1,123

Total Repurchase Agreements						$(1,150)	$1,123	$1,123

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,123	$0	$1,123
	$0	$1,123	$0	$1,123

Investments in Affiliates, at Value
Mutual Funds	19,035,140	0	0	19,035,140
Exchange-Traded Funds	22,799	0	0	22,799
Short-Term Instruments
Mutual Funds	104,129	0	0	104,129
Central Funds Used for Cash Management Purposes	622	0	0	622

	$19,162,690	$0	$0	$19,162,690

Total Investments	$19,162,690	$1,123	$0	$19,163,813

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.9%
MUNICIPAL BONDS & NOTES 95.6%
CALIFORNIA 95.5%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$289
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	559
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	6,135
Bay Area Water Supply & Conservation Agency, California Revenue Notes, Series 2013
5.000% due 10/01/2021	225	272
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	495	584
5.000% due 08/01/2022	520	627
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	270
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,439
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,750	2,221
California Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 01/01/2032	1,490	1,877
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	551
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 11/15/2030	500	637
California Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	279
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2016
5.000% due 07/01/2026	2,500	3,207
California Infrastructure & Economic Development Bank Revenue Notes, Series 2011
5.000% due 06/01/2021	1,500	1,792
California School Finance Authority Revenue Bonds, Series 2016
5.000% due 06/01/2026	500	567
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,158
California State Department of Water Resources Power Supply Revenue Notes, Series 2011
5.000% due 05/01/2020	3,000	3,474
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	1,923
5.000% due 11/01/2019	500	570
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,604
California State University Revenue Bonds, Series 2016
5.000% due 11/01/2027	1,000	1,309
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	1,000	1,090
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015
5.000% due 08/15/2030	695	879
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	649
California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	270	338
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	626
5.000% due 12/01/2027	1,500	1,799
5.000% due 12/01/2031	1,000	1,179
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,038
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015
5.000% due 06/01/2027	1,725	2,170
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,643
El Camino Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,000	1,219
Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	764
Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2025	800	1,030
5.000% due 09/02/2026	1,500	1,945
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,750	1,968
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014
5.000% due 09/01/2027	775	964
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,092
5.250% due 11/15/2019	500	562

Long Beach Unified School District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	209
Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,509
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
5.000% due 06/01/2018	1,415	1,533
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,214
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	692
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	284
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	729
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	273
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,084
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	1,230	1,553
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016 (b)	1,000	1,000
Murrieta Valley Unified School District Public Financing Authority, California Revenue Bonds, Series 2016
5.000% due 09/01/2027 (a)	1,000	1,255
5.000% due 09/01/2028 (a)	1,675	2,095
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	255
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,205
Palmdale Community Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2016
5.000% due 09/01/2027	1,500	1,931
Pasadena Area Community College District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	262
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Bonds, (AGM Insured), Series 2014
5.000% due 08/01/2024	1,450	1,814
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	962
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,206
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,021
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2016
5.000% due 10/01/2027	2,395	3,021
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014
5.000% due 09/01/2026	785	994
Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	1,000	1,254
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,242
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015
5.000% due 12/01/2028	1,000	1,261
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,971
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,799
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	300	363
5.000% due 09/01/2031	300	360
5.000% due 09/01/2032	500	596
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,467
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	850
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,371
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2009
5.000% due 05/15/2017	500	519
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2015
5.000% due 05/15/2025	750	982
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,336
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	59
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016
5.000% due 08/01/2027	430	558
5.000% due 08/01/2028	300	387
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, Series 2016
5.000% due 08/01/2025	400	516
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,169
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,077
San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,003

San Jose, California Hotel Tax Revenue Bonds, Series 2011
5.000% due 05/01/2022	1,160	1,349
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	787
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	1,800	2,252
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds (BAM Insured), Series 2016
5.000% due 09/01/2028 (a)	865	1,096
5.000% due 09/01/2029 (a)	1,300	1,642
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,196
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,309
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,516
5.000% due 03/01/2026	50	60
Southwestern Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 08/01/2016	400	402
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	500	598
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	988
5.000% due 09/01/2029	300	367
Tustin Community Facilities District, California Special Tax Notes, Series 2015
5.000% due 09/01/2025	690	867
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,386
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,180
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,361
West Contra Costa Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,047
West Sacramento Redevelopment Agency, California Tax Allocation Bonds, Series 2016
5.000% due 09/01/2026 (a)	420	545
5.000% due 09/01/2027 (a)	400	513
5.000% due 09/01/2028 (a)	600	765
5.000% due 09/01/2030 (a)	1,270	1,601

		137,367

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	75	78

Total Municipal Bonds & Notes (Cost $127,838)		137,445

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.3%		445

Total Short-Term Instruments (Cost $445)		445

Total Investments in Securities (Cost $128,283)		137,890

	SHARES
INVESTMENTS IN AFFILIATES 9.0%
SHORT-TERM INSTRUMENTS 9.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.0%
PIMCO Short-Term Floating NAV Portfolio III	1,313,422	12,982

Total Short-Term Instruments (Cost $12,978)		12,982

Total Investments in Affiliates (Cost $12,978)		12,982

Total Investments 104.9% (Cost $141,261)		$150,872
Other Assets and Liabilities, net (4.9)%		(7,075)

Net Assets 100.0%		$143,797

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$445	U.S. Treasury Notes 1.000% due 05/15/2018	$(459)	$445	$445

Total Repurchase Agreements						$(459)	$445	$445

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$137,367	$0	$137,367
New Jersey	0	78	0	78
Short-Term Instruments
Repurchase Agreements	0	445	0	445
	$0	$137,890	$0	$137,890

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,982	$0	$0	$12,982

Total Investments	$12,982	$137,890	$0	$150,872

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO California Municipal Bond Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.2%
MUNICIPAL BONDS & NOTES 93.5%
CALIFORNIA 93.5%
Alameda Community Facilities District, California Special Tax Bonds, Series 2016
5.000% due 09/01/2034	$135	$159
5.000% due 09/01/2042	145	169
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2016
5.000% due 10/01/2037	250	308
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	112
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	245
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (b)	250	304
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 08/15/2055	200	244
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2016
5.000% due 07/01/2026	400	513
California Pollution Control Financing Authority Revenue Notes, Series 2015
3.000% due 11/01/2025	250	271
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	261
5.000% due 06/01/2046	300	319
California State General Obligation Bonds, Series 2016
5.000% due 09/01/2045	300	379
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	339
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	225	264
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2031	350	413
5.000% due 05/15/2040	300	363
5.000% due 08/15/2051	400	492
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010
5.000% due 06/01/2028	200	230
El Dorado Irrigation District / El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	118
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
4.500% due 06/01/2027	400	408
5.750% due 06/01/2047	700	716
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2045	300	363
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	142
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	118
Kaweah Delta Health Care District, California Revenue Bonds, Series 2015
4.000% due 06/01/2045	400	437
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	200	225
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.000% due 11/15/2035	120	154
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	230
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	200	238
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	122
Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	300
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	68
7.000% due 11/01/2034	200	309
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2029	400	503
Northern California Transmission Agency Revenue Bonds, Series 2016
5.000% due 05/01/2027	300	391
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	148
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2016
4.000% due 10/01/2031	250	285
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	250	295
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	119

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014
5.000% due 12/01/2035	200	246
Sacramento, California Water Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	158
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	220	255
San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	200	243
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2016
5.000% due 10/15/2028	250	317
San Diego Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2016
5.000% due 09/01/2029	250	315
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	175	206
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2016
5.000% due 05/01/2026	200	264
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	250	296
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2050	250	290
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	250
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	100	112
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	175	196
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds (BAM Insured), Series 2016
4.000% due 09/01/2036 (a)	400	454
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2026	150	181
Stockton Unified School District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2031	300	373
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	117
University of California Revenue Bonds, Series 2016
5.000% due 05/15/2034	250	318
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2029	125	147

Total Municipal Bonds & Notes (Cost $14,662)		15,812

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (c) 0.7%		113

Total Short-Term Instruments (Cost $113)		113

Total Investments in Securities (Cost $14,775)		15,925

	SHARES
INVESTMENTS IN AFFILIATES 7.7%
SHORT-TERM INSTRUMENTS 7.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.7%
PIMCO Short-Term Floating NAV Portfolio III	132,565	1,310

Total Short-Term Instruments (Cost $1,310)		1,310

Total Investments in Affiliates (Cost $1,310)		1,310

Total Investments 101.9% (Cost $16,085)		$17,235
Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $0)		0
Other Assets and Liabilities, net (1.9)%		(317)

Net Assets 100.0%		$16,918

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(a) in the Notes to Financial Statements for more information.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$113	U.S. Treasury Notes 0.750% due 12/31/2017	$(115)	$113	$113

Total Repurchase Agreements						$(115)	$113	$113

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	Short	09/2016	4	$(13)	$0	$0

Total Futures Contracts				$(13)	$0	$0

Cash of $28 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$15,812	$0	$15,812
Short-Term Instruments
Repurchase Agreements	0	113	0	113
	$0	$15,925	$0	$15,925

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,310	$0	$0	$1,310

Total Investments	$1,310	$15,925	$0	$17,235

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO California Short Duration Municipal Income Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%
MUNICIPAL BONDS & NOTES 99.5%
CALIFORNIA 98.6%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013
5.000% due 10/01/2019	$680	$769
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2016
4.000% due 10/01/2021	750	849
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	525
Alameda County, California Transportation Authority Revenue Notes, Series 2014
4.000% due 03/01/2019	2,275	2,479
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.110% due 04/01/2047	5,000	5,001
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.219% due 04/01/2045	2,200	2,203
Bay Area Toll Authority, California Revenue Bonds, Series 2014
1.500% due 04/01/2047	4,210	4,254
1.875% due 04/01/2047	1,000	1,023
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
4.000% due 08/01/2016	395	396
4.000% due 08/01/2017	415	430
5.000% due 08/01/2018	430	465
5.000% due 08/01/2019	455	509
5.000% due 08/01/2020	475	547
Beverly Hills Public Financing Authority, California Revenue Notes, Series 2009
5.000% due 06/01/2018	150	163
Brentwood Infrastructure Financing Authority, California Special Assessment Notes, (AGM Insured), Series 2014
5.000% due 09/02/2018	570	620
Brentwood Union School District, California General Obligation Notes, (NPFGC Insured), Series 2007
5.250% due 08/01/2016	135	136
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	276
California Health Facilities Financing Authority Revenue Notes, Series 2010
5.000% due 11/15/2019	525	599
California Health Facilities Financing Authority Revenue Notes, Series 2011
5.000% due 08/15/2021	375	450
California Health Facilities Financing Authority Revenue Notes, Series 2012
4.000% due 11/15/2020	610	691
5.000% due 08/15/2017	1,000	1,049
5.000% due 11/15/2019	390	444
California Health Facilities Financing Authority Revenue Notes, Series 2016
5.000% due 08/15/2019	500	565
5.000% due 08/15/2020	835	974
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.826% due 10/01/2047	3,000	2,999
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2015
1.277% due 11/01/2045	5,000	5,021
California Infrastructure & Economic Development Bank Revenue Notes, Series 2013
5.000% due 02/01/2019	350	387
California Municipal Finance Authority Revenue Bonds, Series 2010
0.650% due 09/01/2021	1,000	1,000
California State Department of Water Resources Revenue Bonds, Series 2014
0.710% due 12/01/2035	1,250	1,247
California State General Obligation Bonds, Series 2013
1.158% due 12/01/2029	2,750	2,756
4.000% due 12/01/2027	3,000	3,092
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,340	1,457
5.000% due 07/01/2019	80	90
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 10/01/2017	380	402
California State Public Works Board Revenue Notes, Series 2012
5.000% due 06/01/2017	3,000	3,119
California State University Revenue Notes, Series 2015
5.000% due 11/01/2020	955	1,125
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	272
California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.375% due 04/01/2028	3,700	3,733
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 04/01/2019	4,145	4,626
California Statewide Communities Development Authority Revenue Notes, Series 2014
5.000% due 07/01/2019	1,000	1,123
California Statewide Communities Development Authority Revenue Notes, Series 2016
5.000% due 05/15/2018	1,250	1,349

Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	4,050	4,053
Contra Costa County, California Public Financing Authority Revenue Notes, Series 2015
4.000% due 06/01/2018	520	552
5.000% due 06/01/2018	200	216
5.000% due 06/01/2019	1,000	1,119
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2012
5.000% due 06/01/2018	1,685	1,826
East Side Union High School District, California General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	577
Fairfield, California Redevelopment Agency Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,830	2,123
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,114
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2016
0.910% due 05/01/2017	2,000	2,000
Irvine, California Special Assessment Notes, Series 2015
2.000% due 09/02/2017	975	990
4.000% due 09/02/2017	360	374
4.000% due 09/02/2018	800	856
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014
5.000% due 09/01/2019	475	541
5.000% due 09/01/2020	550	647
Long Beach Bond Finance Authority, California Revenue Notes, Series 2012
4.000% due 11/01/2016	500	505
4.000% due 11/01/2017	470	491
Long Beach, California Harbor Revenue Notes, Series 2010
5.000% due 05/15/2019	125	140
Los Angeles County, California General Obligation Notes, Series 2016
3.000% due 06/30/2017 (a)	2,000	2,047
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	500	544
Los Angeles County, California Redevelopment Authority Tax Allocation Notes, Series 2013
5.000% due 07/01/2017	550	574
Los Angeles County, California Regional Financing Authority Revenue Notes, (CM Insured), Series 2014
3.000% due 11/15/2020	375	377
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,950	2,219
Los Angeles Department of Airports, California Revenue Notes, Series 2012
5.000% due 05/15/2019	665	746
Los Angeles Harbor Department, California Revenue Bonds, Series 2009
5.000% due 08/01/2019	900	1,017
Los Angeles Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	200
Los Angeles, California General Obligation Notes, Series 2016
3.000% due 06/29/2017 (a)	2,000	2,046
Los Angeles, California Wastewater System Revenue Notes, Series 2012
5.000% due 06/01/2019	225	253
Modesto Irrigation District, California Revenue Notes, Series 2012
5.000% due 07/01/2016	250	250
5.000% due 07/01/2017	200	208
5.000% due 07/01/2018	250	271
Murrieta Valley Unified School District Public Financing Authority, California Revenue Notes, Series 2016
3.000% due 09/01/2019 (a)	1,115	1,181
5.000% due 09/01/2022 (a)	2,500	3,008
Oakland Alameda County, California Coliseum Authority Revenue Notes, Series 2012
5.000% due 02/01/2021	585	687
Ohlone Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2016	200	201
Orange County, California Development Agency Tax Allocation Notes, Series 2014
5.000% due 09/01/2017	500	525
Orange County, California Sanitation District Revenue Notes, Series 2012
5.000% due 02/01/2021	760	901
Palmdale Community Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2016
5.000% due 09/01/2019	560	632
5.000% due 09/01/2020	450	524
5.000% due 09/01/2021	350	418
5.000% due 09/01/2022	350	427
Pasadena Area Community College District, California General Obligation Notes, Series 2016
5.000% due 08/01/2022	490	604
5.000% due 08/01/2023	490	619
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	1,875	2,223
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2017	1,550	1,621
5.000% due 08/01/2018	2,500	2,712
5.000% due 08/01/2020	680	787
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
4.000% due 12/15/2019	2,800	3,094
5.000% due 06/15/2020	2,680	3,099
Riverside, California Sewer Revenue Notes, Series 2015
5.000% due 08/01/2019	2,250	2,534
Roseville, California Electric System Revenue Notes, Series 2013
4.000% due 02/01/2018	400	421
Sacramento City Financing Authority, California Revenue Notes, Series 2015
4.000% due 12/01/2018	3,150	3,389
5.000% due 12/01/2018	2,000	2,200

Sacramento County, California Airport System Revenue Notes, Series 2010
3.000% due 07/01/2016	995	995
San Diego County, California Water Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	450	505
San Diego Public Facilities Financing Authority Water, California Revenue Notes, Series 2012
5.000% due 08/01/2016	1,000	1,004
San Francisco Municipal Transportation Agency, California Revenue Notes, Series 2012
5.000% due 03/01/2019	815	910
San Francisco State Building Authority, California Revenue Notes, Series 2015
5.000% due 12/01/2020	2,675	3,141
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2019	1,795	2,011
San Francisco, California City & County Airports Commission Revenue Notes, Series 2016
5.000% due 05/01/2021	1,500	1,785
San Francisco, California Public Utilities Commission Wastewater Revenue Notes, Series 2013
5.000% due 10/01/2020	300	353
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	262
Santa Clara Valley Transportation Authority, California Revenue Notes, Series 2010
4.000% due 04/01/2017	150	154
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2016	2,150	2,157
South Orange County, California Public Financing Authority Revenue Notes, Series 2016
4.000% due 04/01/2020	1,875	2,087
5.000% due 04/01/2021	530	626
Tustin Community Facilities District, California Special Tax Notes, Series 2015
3.000% due 09/01/2018	500	524
3.000% due 09/01/2019	500	533
University of California Revenue Bonds, Series 2013
0.380% due 05/15/2048	2,000	2,000
West Sacramento Redevelopment Agency, California Tax Allocation Notes, Series 2016
4.000% due 09/01/2019 (a)	755	829
4.000% due 09/01/2020 (a)	585	656
5.000% due 09/01/2021 (a)	815	970
5.000% due 09/01/2022 (a)	860	1,045

		144,445

UTAH 0.9%
Intermountain Power Agency, Utah Revenue Notes, Series 2014
5.000% due 07/01/2019	1,185	1,330

Total Municipal Bonds & Notes (Cost $144,380)		145,775

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		473

Total Short-Term Instruments (Cost $473)		473

Total Investments in Securities (Cost $144,853)		146,248

	SHARES
INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short-Term Floating NAV Portfolio III	879,156	8,690

Total Short-Term Instruments (Cost $8,687)		8,690

Total Investments in Affiliates (Cost $8,687)		8,690

Total Investments 105.8% (Cost $153,540)		$154,938
Other Assets and Liabilities, net (5.8)%		(8,428)

Net Assets 100.0%		$146,510

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$473	U.S. Treasury Notes 2.375% due 12/31/2020	$(483)	$473	$473

Total Repurchase Agreements						$(483)	$473	$473

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$144,445	$0	$144,445
Utah	0	1,330	0	1,330
Short-Term Instruments
Repurchase Agreements	0	473	0	473
	$0	$146,248	$0	$146,248

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,690	$0	$0	$8,690

Total Investments	$8,690	$146,248	$0	$154,938

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Capital Securities and Financials Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.8%
CORPORATE BONDS & NOTES 80.0%
BANKING & FINANCE 75.1%
Allied Irish Banks PLC
4.125% due 11/26/2025 †	EUR	500	$519
American Express Co.
4.900% due 03/15/2020 (c)		$500	476
Australia & New Zealand Banking Group Ltd.
6.750% due 06/15/2026 (c)		800	828
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (c)	EUR	600	573
Banco do Brasil S.A.
6.250% due 04/15/2024 (c)		$300	187
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (c)	EUR	200	191
Bank of America Corp.
6.300% due 03/10/2026 (c)		$1,000	1,061
Barclays Bank PLC
7.625% due 11/21/2022		500	539
Barclays PLC
8.000% due 12/15/2020 (c)	EUR	400	416
Catlin Insurance Co. Ltd.
7.249% due 01/19/2017 (c)		$1,000	728
Citigroup, Inc.
6.250% due 08/15/2026 (c)		1,100	1,134
CoBank ACB
6.250% due 10/01/2026 (c)		1,000	1,057
Credit Agricole S.A.
7.875% due 01/23/2024 (c)		1,000	960
Credit Suisse Group AG
6.250% due 12/18/2024 (c)		400	378
7.500% due 12/11/2023 (c)		900	909
HSBC Holdings PLC
6.000% due 09/29/2023 (c)†	EUR	500	535
6.875% due 06/01/2021 (c)		$500	499
Intesa Sanpaolo SpA
5.710% due 01/15/2026		900	855
7.000% due 01/19/2021 (c)	EUR	200	205
JPMorgan Chase & Co.
7.900% due 04/30/2018 (c)		$1,000	1,021
Lloyds Banking Group PLC
7.875% due 06/27/2029 (c)	GBP	500	631
MetLife Capital Trust
7.875% due 12/15/2067		$1,000	1,198
Nationwide Building Society
10.250% due (c)	GBP	4	577
Pacific Life Insurance Co.
9.250% due 06/15/2039		$500	761
PNC Preferred Funding Trust
2.303% due 03/15/2017 (c)		1,200	1,059
Radian Group, Inc.
7.000% due 03/15/2021		1,000	1,073
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		600	645
7.648% due 09/30/2031 (c)		400	474
8.000% due 08/10/2025 (c)		350	327
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (c)†	GBP	650	808
Societe Generale S.A.
8.000% due 09/29/2025 (c)		$600	574
U.S. Bancorp
5.125% due 01/15/2021 (c)		1,000	1,030
UBS AG
7.625% due 08/17/2022		750	851
UBS Group AG
5.750% due 02/19/2022 (c)	EUR	500	560
Wells Fargo & Co.
5.875% due 06/15/2025 (c)		$300	320

			23,959

INDUSTRIALS 4.9%
BHP Billiton Finance USA Ltd.
6.750% due 10/19/2075 †	1,000	1,064
Numericable SFR S.A.
7.375% due 05/01/2026	500	495

		1,559

Total Corporate Bonds & Notes (Cost $25,615)		25,518

	SHARES
COMMON STOCKS 2.0%
FINANCIALS 2.0%
BNP Paribas S.A.	2,449	108
Capital One Financial Corp.	3,600	229
Citizens Financial Group, Inc.	10,900	218
Intesa Sanpaolo SpA	42,502	80

Total Common Stocks (Cost $872)		635

PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
State Street Corp.
5.350% due 03/15/2026 (c)	10,000	269

Total Preferred Securities (Cost $250)		269

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.9%
SHORT-TERM NOTES 6.9%
Federal Home Loan Bank
0.279% due 07/06/2016 (a)(b)	$300	300
0.304% due 08/24/2016 (a)(b)	400	400
0.314% due 07/27/2016 - 08/04/2016 (a)(b)	1,500	1,500

		2,200

Total Short-Term Instruments (Cost $2,199)		2,200

Total Investments in Securities (Cost $28,936)		28,622

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	10,273	102

Total Short-Term Instruments (Cost $102)		102

Total Investments in Affiliates (Cost $102)		102

Total Investments 90.1% (Cost $29,038)		$28,724
Financial Derivative Instruments (d)(e) 1.2% (Cost or Premiums, net $0)		376
Other Assets and Liabilities, net 8.7%		2,788

Net Assets 100.0%		$31,888

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Capital Securities Fund (Cayman) Ltd., which is a 100% owned subsidiary of the Fund.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 5-Year Note September Futures	Long	09/2016	9	$13	$1	$0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	1	1	0	0
United Kingdom Long Gilt September Futures	Long	09/2016	9	43	5	0

Total Futures Contracts				$57	$6	$0

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	6-Month GBP-LIBOR	1.750%	03/15/2047	GBP	200	$(37)	$(33)	$0	$(1)

Total Swap Agreements						$(37)	$(33)	$0	$(1)

Cash of $87 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	†	GBP	2,509		$3,679	$339	$0
	07/2016	†		$3,553	EUR	3,224	25	0
	07/2016	†		2,313	GBP	1,738	1	0
	08/2016	†	EUR	3,224		$3,557	0	(25)
	08/2016	†	GBP	1,738		2,314	0	(1)
BPS	07/2016	†		$455	EUR	403	0	(7)
CBK	07/2016		EUR	31		$35	0	0
	07/2016		GBP	235		346	34	0
	07/2016	†		$395	GBP	278	0	(25)
GLM	07/2016	†	EUR	2,744		$3,058	14	(1)
	07/2016		GBP	34		50	4	0
	07/2016	†		$83	EUR	74	0	(1)
	07/2016	†		9	GBP	6	0	(1)
JPM	07/2016		EUR	558		$629	10	0
	07/2016			$642	GBP	483	4	(3)
SCX	07/2016	†	EUR	327		$367	3	0
	08/2016			$46	EUR	41	0	0
TOR	07/2016	†		366	GBP	273	0	(3)
	08/2016	†	GBP	273		$366	4	0

Total Forward Foreign Currency Contracts							$438	$(67)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$23,959	$0	$23,959
Industrials	0	1,559	0	1,559
Common Stocks
Financials	635	0	0	635
Preferred Securities
Banking & Finance	0	269	0	269
Short-Term Instruments
Short-Term Notes	0	2,200	0	2,200
	$635	$27,987	$0	$28,622

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$102	$0	$0	$102

Total Investments	$737	$27,987	$0	$28,724

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	0	0	6
Over the counter	0	438	0	438
	$6	$438	$0	$444

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1)	0	(1)
Over the counter	0	(67)	0	(67)

	$0	$(68)	$0	$(68)

Totals	$743	$28,357	$0	$29,100

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS® Strategy Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.7%
BANK LOAN OBLIGATIONS 0.2%
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		$5,300	$5,298

Total Bank Loan Obligations (Cost $5,294)			5,298

CORPORATE BONDS & NOTES 16.0%
BANKING & FINANCE 15.2%
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		16,000	15,780
2.750% due 01/30/2017		1,700	1,715
3.313% due 07/18/2016		1,000	1,000
3.500% due 07/18/2016		2,400	2,403
5.500% due 02/15/2017		3,700	3,761
Bank of America Corp.
5.750% due 12/01/2017		300	318
7.625% due 06/01/2019		1,100	1,274
Bank of America N.A.
5.300% due 03/15/2017		1,075	1,104
Bankia S.A.
3.625% due 10/05/2016	EUR	200	224
Barclays Bank PLC
7.625% due 11/21/2022		$900	970
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	2,300	2,392
CIT Group, Inc.
4.250% due 08/15/2017		$6,850	6,994
5.000% due 05/15/2017		3,100	3,154
Citigroup, Inc.
1.157% due 05/01/2017		1,800	1,800
Cooperatieve Rabobank UA
0.964% due 04/28/2017		6,800	6,802
8.375% due 07/26/2016 (e)		200	201
8.400% due 06/29/2017 (e)		400	420
Dexia Credit Local S.A.
0.880% due 06/05/2018		20,700	20,547
Ford Motor Credit Co. LLC
1.181% due 09/08/2017		34,300	34,200
General Motors Financial Co., Inc.
3.000% due 09/25/2017		32,800	33,296
Goldman Sachs Group, Inc.
1.305% due 06/04/2017		42,000	42,038
HBOS PLC
0.539% due 09/01/2016	EUR	200	222
1.331% due 09/30/2016		$2,000	2,000
International Lease Finance Corp.
6.750% due 09/01/2016		3,600	3,619
8.875% due 09/01/2017		1,400	1,496
Intesa Sanpaolo SpA
2.375% due 01/13/2017		3,700	3,714
JPMorgan Chase Bank N.A.
1.106% due 06/02/2017		34,600	34,608
6.000% due 10/01/2017		100	106
KBC Bank NV
8.000% due 01/25/2023		400	425
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		300	294
7.625% due 06/27/2023 (e)	GBP	420	530
7.875% due 06/27/2029 (e)		2,700	3,410
Nordea Eiendomskreditt A/S
2.125% due 09/22/2016		$10,000	10,030
Nykredit Realkredit A/S
2.000% due 04/01/2017	DKK	70,300	10,668
Realkredit Danmark A/S
1.000% due 01/01/2017		63,250	9,506
1.000% due 04/01/2017		172,800	26,041
2.000% due 01/01/2017		26,450	3,992
2.000% due 04/01/2017		95,600	14,514
Springleaf Finance Corp.
5.750% due 09/15/2016		$100	101
Synchrony Financial
2.032% due 11/09/2017		3,800	3,802
UBS AG
4.750% due 05/22/2023		300	308

UBS Group Funding Jersey Ltd.
2.409% due 04/14/2021		32,000	32,360
Unibail-Rodamco SE
1.403% due 04/16/2019		5,700	5,671
Vonovia Finance BV
3.200% due 10/02/2017		8,600	8,772
Waha Aerospace BV
3.925% due 07/28/2020		900	936

			357,518

INDUSTRIALS 0.7%
Aetna, Inc.
1.307% due 12/08/2017		3,000	3,005
Altice Financing S.A.
5.250% due 02/15/2023	EUR	100	112
6.625% due 02/15/2023		$500	493
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		1,900	1,884
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		264	282
DISH DBS Corp.
4.625% due 07/15/2017		1,000	1,020
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	500	525
Sabine Pass LNG LP
7.500% due 11/30/2016		$3,450	3,518
Telefonica Emisiones S.A.U.
1.292% due 06/23/2017		5,000	4,994

			15,833

UTILITIES 0.1%
AT&T, Inc.
1.051% due 03/30/2017		800	801
IPALCO Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,890
SSE PLC
5.625% due 10/01/2017 (e)	EUR	300	347
Verizon Communications, Inc.
2.183% due 09/15/2016		$100	100

			3,138

Total Corporate Bonds & Notes (Cost $377,097)			376,489

U.S. GOVERNMENT AGENCIES 12.5%
Fannie Mae
0.000% due 06/01/2017 (c)		6,700	6,656
0.883% due 10/25/2036 - 09/25/2041 †		7,679	7,688
0.903% due 08/25/2037		1,839	1,842
1.003% due 02/25/2042 †		37,764	38,156
1.053% due 01/25/2042 †		10,579	10,738
1.133% due 02/25/2041		755	762
2.125% due 04/24/2026		6,400	6,583
2.672% due 05/01/2038		14,104	14,921
4.089% due 02/25/2018 (a)		4,985	197
Fannie Mae, TBA
3.500% due 07/01/2031 - 08/01/2046		180,000	189,800
Freddie Mac
0.822% due 07/15/2036		337	337
0.892% due 05/15/2032 - 09/15/2042		4,815	4,823
1.042% due 12/15/2037		1,370	1,375
1.062% due 10/15/2037		2,402	2,433
Ginnie Mae
1.036% due 10/16/2053 (a)		6,255	281
NCUA Guaranteed Notes
1.006% due 12/08/2020		1,216	1,220
Overseas Private Investment Corp.
4.730% due 03/15/2022		3,985	4,373
Small Business Administration
4.840% due 05/01/2025		233	254
4.990% due 09/01/2024		221	240
5.160% due 02/01/2028		145	162
5.310% due 05/01/2027		337	379
5.510% due 11/01/2027		121	137
5.820% due 06/01/2026		231	262
5.870% due 07/01/2028		105	120
6.020% due 08/01/2028		58	66
6.770% due 11/01/2028		310	359

Total U.S. Government Agencies (Cost $292,850)			294,164

U.S. TREASURY OBLIGATIONS 20.5%
U.S. Treasury Bonds
2.500% due 02/15/2046 (h)		37,010	38,574
3.000% due 05/15/2045 †		2,010	2,313

U.S. Treasury Floating Rate Notes
0.450% due 04/30/2018 (j)(l)†	14,134	14,139
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (j)	27,424	27,844
0.125% due 04/15/2019 (j)	24,165	24,687
0.125% due 04/15/2020 (l)	817	837
0.125% due 01/15/2022	88,254	90,064
0.125% due 01/15/2023 (l)	4,767	4,836
0.375% due 07/15/2025 (l)	1,211	1,248
0.375% due 07/15/2025 (j)†	48,724	50,222
0.625% due 07/15/2021 (l)	1,274	1,342
0.625% due 01/15/2024	24,914	26,115
0.750% due 02/15/2042	12,905	12,970
0.750% due 02/15/2045	5,283	5,322
1.000% due 02/15/2046 (l)	1,615	1,748
1.250% due 07/15/2020 (j)(l)	1,261	1,357
1.375% due 02/15/2044 (j)†	3,141	3,640
1.375% due 02/15/2044	19,677	22,805
1.625% due 01/15/2018 (j)(l)	1,142	1,186
2.125% due 02/15/2040 (l)	1,295	1,697
2.125% due 02/15/2041 (l)	109	144
2.375% due 01/15/2025 (l)	165	197
2.375% due 01/15/2027 (l)	4,448	5,468
2.500% due 01/15/2029 (j)†	29,360	37,261
2.500% due 01/15/2029	24,635	31,265
2.625% due 07/15/2017	29,433	30,646
3.875% due 04/15/2029 (l)	3,187	4,597
U.S. Treasury Notes
0.500% due 09/30/2016 (j)(l)†	9,100	9,104
1.625% due 05/15/2026 (h)	28,700	29,069

Total U.S. Treasury Obligations (Cost $463,890)		480,697

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
Adjustable Rate Mortgage Trust
3.393% due 07/25/2035	653	622
American Home Mortgage Investment Trust
1.033% due 02/25/2045	224	220
2.478% due 09/25/2045	6	6
Banc of America Commercial Mortgage Trust
5.790% due 04/10/2049	472	476
Banc of America Funding Ltd.
0.699% due 10/03/2039	166	163
Banc of America Funding Trust
2.988% due 05/20/2036 ^	1,092	1,044
BCAP LLC Trust
0.694% due 07/26/2035	986	974
2.761% due 01/26/2034	248	245
4.000% due 02/26/2037	255	254
Bear Stearns Adjustable Rate Mortgage Trust
2.843% due 01/25/2035	710	698
2.924% due 03/25/2035	1,058	1,067
Bear Stearns ALT-A Trust
4.725% due 07/25/2035 ^	1,489	1,195
Bear Stearns Structured Products, Inc. Trust
2.878% due 01/26/2036	193	151
CDGJ Commercial Mortgage Trust
1.842% due 12/15/2027	8,888	8,888
Chase Mortgage Finance Trust
2.875% due 02/25/2037	382	378
2.888% due 02/25/2037	598	601
5.500% due 12/25/2022 ^	695	596
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.733% due 01/25/2035	17	15
Citigroup Commercial Mortgage Trust
5.901% due 12/10/2049	3,948	4,074
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035	144	144
2.730% due 10/25/2035	1,516	1,498
2.740% due 11/25/2035	542	517
2.760% due 09/25/2035	41	40
2.822% due 08/25/2035	989	968
Commercial Mortgage Trust
2.365% due 02/10/2029	5,400	5,429
5.543% due 12/11/2049	1,400	1,410
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	1,707	1,715
6.500% due 09/25/2037 ^	2,487	1,809
Countrywide Home Loan Mortgage Pass-Through Trust
2.753% due 11/20/2034	1,042	1,028
Countrywide Home Loan Reperforming REMIC Trust
0.793% due 06/25/2035	11	10
Credit Suisse First Boston Mortgage Securities Corp.
2.793% due 04/25/2034	63	63

Credit Suisse Mortgage Capital Certificates
2.904% due 12/27/2046		499	488
6.000% due 05/27/2037		94	93
Deutsche ALT-A Securities, Inc.
0.583% due 08/25/2047		13,309	10,510
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.055% due 06/26/2035		615	611
Eurosail PLC
0.874% due 06/13/2045	GBP	73	93
1.524% due 06/13/2045		2,291	2,592
F-E Mortgages SRL
0.067% due 12/15/2043	EUR	2,809	3,090
First Horizon Alternative Mortgage Securities Trust
2.667% due 04/25/2035		$840	818
Grecale RMBS SRL
0.251% due 01/27/2061	EUR	3,112	3,437
GS Mortgage Securities Trust
3.849% due 12/10/2043		$726	757
GSR Mortgage Loan Trust
2.876% due 09/25/2035		43	43
2.978% due 09/25/2035		3,446	3,529
3.061% due 11/25/2035		734	705
HarborView Mortgage Loan Trust
0.578% due 03/19/2037		1,694	1,431
0.758% due 11/19/2035		1,545	1,276
0.788% due 06/20/2035		890	811
HomeBanc Mortgage Trust
0.783% due 10/25/2035		789	732
IndyMac Mortgage Loan Trust
3.092% due 11/25/2035 ^		688	643
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		1,616	1,641
5.887% due 02/12/2049		4,466	4,567
JPMorgan Mortgage Trust
2.870% due 07/25/2035		364	358
2.944% due 04/25/2035		133	133
Marche Mutui SRL
0.175% due 02/25/2055	EUR	1,962	2,145
2.001% due 01/27/2064		3,279	3,654
MASTR Adjustable Rate Mortgages Trust
2.924% due 11/21/2034		$632	645
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.182% due 09/15/2030		240	236
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.922% due 06/15/2030		24	23
Merrill Lynch Mortgage Investors Trust
2.228% due 10/25/2035		91	88
2.515% due 12/25/2034		269	269
2.520% due 10/25/2035		128	122
2.652% due 05/25/2036		55	53
3.064% due 06/25/2035		842	819
5.250% due 08/25/2036		1,056	1,079
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		3,717	3,757
Morgan Stanley Capital Trust
5.610% due 04/15/2049		186	187
Morgan Stanley Re-REMIC Trust
6.245% due 08/15/2045		821	838
RBSSP Resecuritization Trust
2.405% due 07/26/2045		2,475	2,469
Residential Accredit Loans, Inc. Trust
0.753% due 01/25/2035		751	719
6.000% due 09/25/2036		560	454
6.000% due 09/25/2036 ^		1,462	1,187
Structured Adjustable Rate Mortgage Loan Trust
1.407% due 11/25/2034		1,744	1,644
2.902% due 06/25/2034		1,958	1,956
Structured Asset Mortgage Investments Trust
0.663% due 05/25/2036		207	161
1.128% due 05/19/2035		139	134
Thornburg Mortgage Securities Trust
2.280% due 03/25/2037		7,022	6,160
2.537% due 04/25/2045		757	758
2.959% due 07/25/2036		9,959	9,639
5.833% due 09/25/2037		4,324	4,425
Thrones PLC
2.088% due 07/20/2044	GBP	59	78
Vornado DP LLC Trust
2.970% due 09/13/2028		$645	664
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043		2,100	2,134
5.884% due 06/15/2049		83	83
WaMu Mortgage Pass-Through Certificates Trust
0.713% due 11/25/2045		6,299	5,781
1.193% due 11/25/2034		606	543
1.253% due 01/25/2045		789	725

1.507% due 01/25/2046	1,404	1,347
2.596% due 10/25/2034	134	134
2.600% due 01/25/2035	147	148
2.785% due 06/25/2034	147	148
Wells Fargo Mortgage-Backed Securities Trust
2.760% due 03/25/2036	13	13
2.853% due 12/25/2034	83	81
2.868% due 04/25/2036	20	20
2.885% due 06/25/2033	98	98
2.954% due 10/25/2035	178	180
2.974% due 03/25/2035	441	444
3.194% due 04/25/2036	1,299	1,197
5.000% due 03/25/2036	66	65

Total Non-Agency Mortgage-Backed Securities (Cost $133,890)		132,160

ASSET-BACKED SECURITIES 8.4%
ACE Securities Corp. Home Equity Loan Trust
1.128% due 05/25/2035	441	429
1.323% due 05/25/2035	837	676
1.353% due 12/25/2034	759	690
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.903% due 01/25/2036	900	849
Asset-Backed Funding Certificates Trust
1.153% due 06/25/2034	4,890	4,586
Atrium Corp.
0.886% due 07/20/2020	271	269
Bear Stearns Asset-Backed Securities Trust
0.623% due 10/25/2036	3,402	3,256
0.953% due 09/25/2046	944	481
Citigroup Mortgage Loan Trust, Inc.
0.583% due 08/25/2036	18,882	17,216
0.743% due 10/25/2036	2,000	1,788
Countrywide Asset-Backed Certificates
0.633% due 06/25/2047	4,020	3,616
0.823% due 04/25/2036	3,981	3,403
Countrywide Asset-Backed Certificates Trust
0.703% due 04/25/2046 ^	22,500	15,823
1.233% due 11/25/2034	784	766
1.308% due 08/25/2034	342	323
EFS Volunteer LLC
1.488% due 10/26/2026	278	278
First Franklin Mortgage Loan Trust
1.133% due 11/25/2035	1,137	1,137
1.233% due 06/25/2036	9,675	7,045
First NLC Trust
0.843% due 02/25/2036	16,160	14,122
Four Corners CLO Ltd.
0.906% due 01/26/2020	1,767	1,755
Fremont Home Loan Trust
0.693% due 10/25/2036	8,658	4,330
0.933% due 07/25/2035	459	453
GE-WMC Asset-Backed Pass-Through Certificates
1.173% due 10/25/2035	1,371	1,362
GoldenTree Loan Opportunities Ltd.
1.328% due 10/18/2021	1,468	1,469
GSAMP Trust
0.653% due 11/25/2036	1,310	745
HSBC Home Equity Loan Trust USA
0.928% due 03/20/2036	1,760	1,681
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.503% due 11/25/2034	1,562	1,498
Long Beach Mortgage Loan Trust
1.278% due 06/25/2035	646	643
Massachusetts Educational Financing Authority
1.588% due 04/25/2038	1,919	1,896
MASTR Asset-Backed Securities Trust
0.833% due 01/25/2036	13,243	10,315
0.903% due 10/25/2035	579	573
Merrill Lynch Mortgage Investors Trust
0.763% due 08/25/2036	1,000	947
Morgan Stanley ABS Capital, Inc. Trust
0.583% due 10/25/2036	1,578	1,227
1.158% due 01/25/2035	2,251	1,830
1.308% due 03/25/2034	3,734	3,564
1.383% due 03/25/2035	400	395
1.488% due 07/25/2035	7,435	6,070
Morgan Stanley Home Equity Loan Trust
0.923% due 08/25/2035	900	878
Nelnet Student Loan Trust
1.418% due 07/27/2048	2,010	1,992
New Century Home Equity Loan Trust
0.903% due 06/25/2035	2,000	1,915
0.943% due 07/25/2035	600	590
1.128% due 03/25/2035	3,500	3,278

North Carolina State Education Assistance Authority
1.253% due 07/25/2039		8,788	8,611
Option One Mortgage Loan Trust Asset-Backed Certificates
0.893% due 11/25/2035		9,383	8,945
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.953% due 07/25/2035		938	930
1.428% due 10/25/2034		153	152
1.533% due 03/25/2035		1,000	924
People’s Choice Home Loan Securities Trust
1.308% due 08/25/2035		10,000	7,622
Residential Asset Mortgage Products Trust
0.623% due 09/25/2036		30	30
1.248% due 06/25/2035		466	429
Residential Asset Securities Corp. Trust
0.783% due 04/25/2036		12,700	10,252
0.833% due 02/25/2036		400	360
SLM Student Loan Trust
0.325% due 12/15/2027	EUR	2,800	2,963
2.138% due 04/25/2023		$7,802	7,804
Soundview Home Loan Trust
0.703% due 06/25/2036		8,480	6,508
1.403% due 10/25/2037		1,940	1,384
Specialty Underwriting & Residential Finance Trust
1.128% due 03/25/2036		3,000	2,749
Structured Asset Investment Loan Trust
1.428% due 10/25/2033		2,256	2,188
Structured Asset Securities Corp. Mortgage Loan Trust
1.957% due 04/25/2035		271	257
Venture CDO Ltd.
0.855% due 07/22/2021		510	499
0.864% due 01/20/2022		2,227	2,187
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		193	195
Wells Fargo Home Equity Asset-Backed Securities Trust
0.713% due 05/25/2036		550	525
0.723% due 07/25/2036		5,000	4,249
0.913% due 12/25/2035		2,700	2,615

Total Asset-Backed Securities (Cost $197,711)			198,537

SOVEREIGN ISSUES 6.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	100	110
Autonomous Community of Catalonia
4.750% due 06/04/2018		6,400	7,248
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	103,300	31,078
0.000% due 01/01/2017 (c)		152,100	44,342
Export-Import Bank of Korea
1.506% due 09/17/2016		$8,200	8,208
France Government International Bond
1.850% due 07/25/2027 (d)	EUR	4,166	6,005
2.250% due 07/25/2020 (d)		8,400	10,626
Japan Government International Bond
0.100% due 03/10/2026 (d)	JPY	537,559	5,586
0.300% due 09/20/2016		960,000	9,308
Kommunalbanken A/S
1.020% due 03/27/2017		$16,800	16,828
1.375% due 06/08/2017		1,900	1,910
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	146,113	8,763
4.000% due 11/08/2046 (d)		10,742	651
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	3,201	2,386

Total Sovereign Issues (Cost $147,229)			153,049

SHORT-TERM INSTRUMENTS 23.0%
REPURCHASE AGREEMENTS (g) 13.7%			321,395

JAPAN TREASURY BILLS 6.9%
(0.222)% due 07/19/2016 - 08/15/2016 (b)(c)†	JPY	16,720,000	161,942
U.S. TREASURY BILLS 2.4%
0.252% due 07/21/2016 - 12/08/2016 (b)(c)(l)†		$56,805	56,769

Total Short-Term Instruments (Cost $531,463)			540,106

Total Investments in Securities (Cost $2,149,424)			2,180,500

	SHARES
INVESTMENTS IN AFFILIATES 17.7%
SHORT-TERM INSTRUMENTS 17.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.7%
PIMCO Short-Term Floating NAV Portfolio III	42,022,503	415,350

Total Short-Term Instruments (Cost $415,310)		415,350

Total Investments in Affiliates (Cost $415,310)		415,350

Total Investments 110.4% (Cost $2,564,734)		$2,595,850
Financial Derivative Instruments (i)(k) (0.5)% (Cost or Premiums, net $(365))		(11,112)
Other Assets and Liabilities, net (9.9)%		(234,436)

Net Assets 100.0%		$2,350,302

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund III, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$16,000	$15,780	0.67%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.680	% †	06/30/2016	07/01/2016	$200,000	U.S. Treasury Bonds 3.625% due 02/15/2044	$(206,677)	$200,000	$200,004
	0.800	†	06/30/2016	07/01/2016	24,300	U.S. Treasury Bonds 3.625% due 02/15/2044	(25,069)	24,300	24,300
FAR	0.800	†	06/30/2016	07/01/2016	95,000	U.S. Treasury Notes 1.375% due 10/31/2020	(96,989)	95,000	95,002
SSB	0.010	†	06/30/2016	07/01/2016	2,095	U.S. Treasury Notes 0.750% due 12/31/2017	(2,145)	2,095	2,095

Total Repurchase Agreements							$(330,880)	$321,395	$321,401

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	(2.650)%	06/30/2016	07/01/2016	$(24,300)	$(24,298)

Total Reverse Repurchase Agreements					$(24,298)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.460%	05/11/2016	07/11/2016	$(8,563)	$(8,569)

Total Sale-Buyback Transactions					$(8,569)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(15,704) at a weighted average interest rate of 0.222%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	07/01/2046	$5,000	$(5,334)	$(5,360)

Total Short Sales				$(5,334)	$(5,360)

(h)	Securities with an aggregate market value of $33,387 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Crude December Futures †	$55.000	11/15/2017	478	$1,636	$3,356
Call - NYMEX Crude December Futures †	56.000	11/15/2017	398	1,354	2,615
Call - NYMEX Crude December Futures †	61.000	11/15/2017	213	674	982
Call - NYMEX Natural Gas April Futures †	3.100	03/28/2017	74	274	232
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2017	74	274	261
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2017	74	274	389
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2017	74	274	422
Call - NYMEX Natural Gas January Futures †	3.100	12/27/2016	74	274	401
Call - NYMEX Natural Gas July Futures †	3.100	06/27/2017	74	274	251
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2017	74	274	233
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2017	74	274	419
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2017	74	274	217
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2017	74	274	315
Call - NYMEX Natural Gas October Futures †	3.100	09/26/2017	74	274	284
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2017	74	274	265

				$6,952	$10,642

Total Purchased Options				$6,952	$10,642

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYB Cotton September Futures †	$69.000	08/19/2016	66	$(30)	$(13)
Call - NYB Cotton September Futures †	70.000	08/19/2016	32	(15)	(4)
Call - NYB Cotton September Futures †	71.000	08/19/2016	9	(3)	(1)
Call - NYMEX Crude December Futures †	51.000	11/16/2016	478	(910)	(2,094)
Call - NYMEX Crude December Futures †	53.000	11/16/2016	398	(795)	(1,373)
Call - NYMEX Crude December Futures †	55.000	11/16/2016	213	(425)	(569)
Call - NYMEX Crude September Futures †	55.000	08/17/2016	152	(167)	(85)
Call - NYMEX Crude September Futures †	56.000	08/17/2016	160	(137)	(66)
Call - NYMEX Gasoline December Futures †	165.000	11/25/2016	271	(762)	(557)
Call - NYMEX Gasoline November Futures †	165.000	10/26/2016	84	(194)	(144)
Call - NYMEX Gasoline November Futures †	170.000	10/26/2016	127	(266)	(173)
Put - NYMEX Natural Gas April Futures †	2.600	03/28/2017	74	(111)	(92)
Call - NYMEX Natural Gas April Futures †	3.600	03/28/2017	74	(154)	(112)
Put - NYMEX Natural Gas August Futures †	2.350	07/26/2016	80	(12)	(5)
Call - NYMEX Natural Gas August Futures †	3.000	07/26/2016	212	(77)	(184)
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2016	80	(30)	(43)
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2017	74	(111)	(104)
Call - NYMEX Natural Gas August Futures †	3.600	07/26/2017	74	(154)	(136)
Put - NYMEX Natural Gas December Futures †	2.200	11/25/2016	38	(53)	(5)
Put - NYMEX Natural Gas December Futures †	2.250	11/25/2016	769	(933)	(132)
Put - NYMEX Natural Gas December Futures †	2.350	11/25/2016	1,036	(1,363)	(249)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2017	74	(111)	(112)
Call - NYMEX Natural Gas December Futures †	3.600	11/27/2017	74	(154)	(242)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2017	74	(111)	(62)
Call - NYMEX Natural Gas February Futures †	3.600	01/26/2017	74	(154)	(256)
Put - NYMEX Natural Gas January Futures †	2.600	12/27/2016	74	(111)	(42)
Call - NYMEX Natural Gas January Futures †	3.600	12/27/2016	74	(154)	(222)
Put - NYMEX Natural Gas July Futures †	2.600	06/27/2017	74	(111)	(100)
Call - NYMEX Natural Gas July Futures †	3.600	06/27/2017	74	(154)	(127)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2017	74	(112)	(100)
Call - NYMEX Natural Gas June Futures †	3.600	05/25/2017	74	(154)	(115)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2017	74	(112)	(84)
Call - NYMEX Natural Gas March Futures †	3.600	02/23/2017	74	(154)	(268)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2017	74	(112)	(100)
Call - NYMEX Natural Gas May Futures †	3.600	04/25/2017	74	(154)	(104)
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2017	74	(112)	(120)
Call - NYMEX Natural Gas November Futures †	3.600	10/26/2017	74	(154)	(186)
Put - NYMEX Natural Gas October Futures †	2.600	09/26/2017	74	(112)	(119)
Call - NYMEX Natural Gas October Futures †	3.600	09/26/2017	74	(154)	(157)
Put - NYMEX Natural Gas September Futures †	2.200	08/26/2016	187	(91)	(24)
Put - NYMEX Natural Gas September Futures †	2.250	08/26/2016	171	(74)	(27)
Put - NYMEX Natural Gas September Futures †	2.300	08/26/2016	43	(20)	(9)
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2017	74	(112)	(117)
Call - NYMEX Natural Gas September Futures †	3.600	08/28/2017	74	(154)	(142)

				$(9,543)	$(8,976)

Total Written Options				$(9,543)	$(8,976)

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	778	$399	$29	$0
90-Day Eurodollar December Futures	Short	12/2017	778	(621)	0	(39)
Aluminum October Futures †	Short	10/2016	635	(214)	0	0
Arabica Coffee December Futures †	Short	12/2016	69	(576)	0	(29)
Arabica Coffee March Futures †	Short	03/2017	92	(207)	0	(35)
Arabica Coffee May Futures †	Long	05/2017	92	206	35	0
Brent (ICE) Calendar Swap Futures April Futures †	Short	04/2017	12	(74)	19	0
Brent (ICE) Calendar Swap Futures August Futures †	Short	08/2017	12	(86)	18	0
Brent (ICE) Calendar Swap Futures December Futures †	Short	12/2017	12	(95)	18	0
Brent (ICE) Calendar Swap Futures February Futures †	Short	02/2017	12	(68)	19	0
Brent (ICE) Calendar Swap Futures January Futures †	Short	01/2017	12	(65)	20	0
Brent (ICE) Calendar Swap Futures July Futures †	Short	07/2017	12	(83)	19	0
Brent (ICE) Calendar Swap Futures June Futures †	Short	06/2017	12	(81)	19	0
Brent (ICE) Calendar Swap Futures March Futures †	Short	03/2017	12	(71)	19	0
Brent (ICE) Calendar Swap Futures May Futures †	Short	05/2017	12	(78)	19	0
Brent (ICE) Calendar Swap Futures November Futures †	Short	11/2017	12	(92)	18	0
Brent (ICE) Calendar Swap Futures October Futures †	Short	10/2017	12	(90)	18	0
Brent (ICE) Calendar Swap Futures September Futures †	Short	09/2017	12	(88)	18	0
Brent Crude December Futures †	Short	10/2016	339	2	996	0
Brent Crude December Futures †	Long	10/2017	3,385	10,209	0	(5,044)
Brent Crude June Futures †	Short	04/2017	328	(86)	528	0
Brent Crude June Futures †	Short	04/2018	1,014	(5,323)	1,388	0
Brent Crude March Futures †	Long	01/2017	249	223	0	(574)
Brent Crude March Futures †	Short	01/2018	343	(90)	533	0
Brent Crude November Futures †	Short	09/2016	16	(11)	27	0
Brent Crude October Futures †	Long	08/2016	76	(28)	0	(257)
Brent Crude September Futures †	Long	07/2016	535	(196)	0	(1,021)
Brent Crude September Futures †	Short	07/2017	1,830	(6,858)	2,855	0
Brent Crude September Futures †	Long	07/2018	29	0	0	(11)
Call Options Strike @ USD 55.000 on Brent Crude September Futures †	Short	07/2016	324	171	87	0
Call Options Strike @ USD 60.000 on Brent Crude December Futures †	Long	10/2016	84	(58)	0	(30)
Call Options Strike @ USD 60.000 on Brent Crude January Futures †	Long	11/2016	180	(125)	0	(85)
Call Options Strike @ USD 61.000 on Brent Crude January Futures †	Long	11/2016	91	(60)	0	(38)
Call Options Strike @ USD 62.000 on Brent Crude December Futures †	Long	10/2016	127	(118)	0	(34)
Cattle Feeder November Futures November Futures †	Long	11/2016	28	48	23	0
Cattle Feeder October Futures October Futures †	Short	10/2016	28	(44)	0	(21)
Chicago Ethanol (Platts) December Futures †	Long	12/2016	289	1,049	0	0
Cocoa December Futures †	Long	12/2016	971	2,321	0	(155)
Cocoa July Futures †	Short	07/2016	572	(1,337)	144	0
Cocoa March Futures †	Long	03/2017	1,117	(3,160)	0	(715)
Cocoa March Futures †	Short	03/2017	119	(197)	17	0
Cocoa May Futures †	Long	05/2017	119	185	0	(16)
Cocoa September Futures †	Short	09/2016	1,117	406	793	0
Cocoa September Futures †	Short	09/2016	399	0	25	(10)
Copper October Futures †	Long	10/2016	132	23	0	0
Copper September Futures †	Short	09/2016	128	(357)	0	(30)
Corn December Futures †	Long	12/2016	1,314	(2,125)	0	(732)
Corn July Futures †	Short	07/2017	182	383	75	0
Corn March Futures †	Long	03/2017	366	(1,340)	0	(197)
Corn May Futures May Futures †	Long	05/2017	182	(401)	0	(89)
Corn September Futures †	Short	09/2016	3,556	8,821	2,140	0
Cotton No. 2 December Futures †	Short	12/2016	275	231	231	0
Cotton No. 2 March Futures †	Long	03/2017	275	221	0	(221)
EIA Flat Tax On-Highway Diesel Swap April Futures †	Short	04/2017	5	(15)	9	0
EIA Flat Tax On-Highway Diesel Swap August Futures †	Short	08/2017	5	(21)	9	0
EIA Flat Tax On-Highway Diesel Swap December Futures †	Short	12/2017	5	(19)	8	0
EIA Flat Tax On-Highway Diesel Swap February Futures †	Short	02/2017	5	(14)	8	0
EIA Flat Tax On-Highway Diesel Swap January Futures †	Short	01/2017	5	(10)	8	0
EIA Flat Tax On-Highway Diesel Swap July Futures †	Short	07/2017	5	(19)	9	0
EIA Flat Tax On-Highway Diesel Swap June Futures †	Short	06/2017	5	(18)	9	0
EIA Flat Tax On-Highway Diesel Swap March Futures †	Short	03/2017	5	(15)	9	0
EIA Flat Tax On-Highway Diesel Swap May Futures †	Short	05/2017	5	(16)	9	0
EIA Flat Tax On-Highway Diesel Swap November Futures †	Short	11/2017	5	(23)	8	0
EIA Flat Tax On-Highway Diesel Swap October Futures †	Short	10/2017	5	(24)	8	0
EIA Flat Tax On-Highway Diesel Swap September Futures †	Short	09/2017	5	(23)	8	0
Euro-Bobl September Futures	Short	09/2016	154	(226)	5	(5)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	1	1	0	0
Euro-OAT France Government 10-Year Bond September Futures	Short	09/2016	41	(132)	0	(28)
Euro-Rapeseed November Futures †	Long	10/2016	514	153	79	(54)
European Gasoil Crack Spread Swap April Futures †	Long	04/2017	62	(4)	44	0
European Gasoil Crack Spread Swap December Futures †	Short	12/2017	62	13	0	(43)
European Gasoil Crack Spread Swap June Futures †	Long	06/2017	62	8	45	0
European Gasoil Crack Spread Swap May Futures †	Long	05/2017	62	(2)	44	0
European Gasoil Crack Spread Swap November Futures †	Short	11/2017	62	16	0	(43)
European Gasoil Crack Spread Swap October Futures †	Short	10/2017	62	13	0	(42)
Gas Oil December Futures †	Long	12/2016	355	42	0	(249)
Gas Oil December Futures †	Long	12/2017	1,074	6,500	0	(618)
Gas Oil June Futures †	Short	06/2017	537	(3,363)	349	0
Gas Oil June Futures †	Short	06/2018	537	(3,037)	282	0
Gas Oil October Futures †	Short	10/2016	245	142	178	0
Gas Oil September Futures †	Short	09/2016	355	11	257	0
Gold 100 oz. December Futures †	Short	12/2016	47	(432)	30	0
Gulf Coast ULSD (Platts) Swap April Futures †	Long	04/2017	5	17	0	(9)
Gulf Coast ULSD (Platts) Swap August Futures †	Long	08/2017	5	24	0	(9)
Gulf Coast ULSD (Platts) Swap December Futures †	Long	12/2017	5	22	0	(8)
Gulf Coast ULSD (Platts) Swap February Futures †	Long	02/2017	5	16	0	(8)
Gulf Coast ULSD (Platts) Swap January Futures †	Long	01/2017	5	13	0	(8)
Gulf Coast ULSD (Platts) Swap July Futures †	Long	07/2017	5	21	0	(9)
Gulf Coast ULSD (Platts) Swap June Futures †	Long	06/2017	5	20	0	(9)
Gulf Coast ULSD (Platts) Swap March Futures †	Long	03/2017	5	18	0	(9)
Gulf Coast ULSD (Platts) Swap May Futures †	Long	05/2017	5	18	0	(9)
Gulf Coast ULSD (Platts) Swap November Futures †	Long	11/2017	5	25	0	(8)
Gulf Coast ULSD (Platts) Swap October Futures †	Long	10/2017	5	27	0	(8)
Gulf Coast ULSD (Platts) Swap September Futures †	Long	09/2017	5	26	0	(8)
Hard Red Spring Wheat December Futures †	Long	12/2016	173	(252)	11	0
Hard Red Winter Wheat December Futures †	Long	12/2016	208	(409)	23	0
Hard Red Winter Wheat July Futures †	Long	07/2017	111	(43)	11	0
Hard Red Winter Wheat September Futures †	Long	09/2016	339	(991)	47	0
Henry Hub Natural Gas April Futures †	Long	03/2017	2,370	2,918	237	0
Henry Hub Natural Gas April Futures †	Long	03/2018	1,080	588	35	0
Henry Hub Natural Gas July Futures †	Long	06/2018	74	(16)	1	0
Henry Hub Natural Gas March Futures †	Short	02/2017	2,449	(3,775)	0	(208)
Henry Hub Natural Gas March Futures †	Short	02/2018	1,116	(961)	0	(87)
Henry Hub Natural Gas Swap April Futures †	Long	03/2017	4,060	4,753	406	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2018	3,080	995	100	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	1	(4)	0	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	11	9	2	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2018	74	(15)	1	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	1	(4)	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	17	31	2	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2018	74	24	1	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	1	(5)	0	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2018	68	61	6	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	1	(4)	0	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2017	74	74	7	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	1	(4)	0	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	1	(4)	0	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2018	72	(21)	1	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	1	(4)	0	0
Henry Hub Natural Gas Swap March Futures †	Short	02/2017	4,060	(5,965)	0	(345)
Henry Hub Natural Gas Swap March Futures †	Short	02/2018	850	(156)	0	(66)
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	1	(4)	0	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2018	74	(27)	1	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	1	(4)	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	21	26	3	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2018	72	(2)	1	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	1	(4)	0	0
Henry Hub Natural Gas Swap October Futures †	Short	09/2016	12	(15)	0	(2)
Henry Hub Natural Gas Swap October Futures †	Short	09/2017	2,084	(2,404)	0	(229)
Henry Hub Natural Gas Swap October Futures †	Long	09/2018	74	(16)	1	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	1	(4)	0	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	11	8	2	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2018	72	(18)	1	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	1	(4)	0	0
Japan Government 10-Year Bond September Futures	Short	09/2016	5	(44)	3	(4)
Lead October Futures †	Long	10/2016	202	91	0	0
Live Cattle December Futures †	Short	12/2016	41	37	0	(9)
Live Cattle February Futures †	Long	02/2017	41	(29)	8	0
LLS (Argus) versus WTI Spread Calendar Swap August Futures †	Long	08/2016	196	(58)	10	0
LLS (Argus) versus WTI Spread Calendar Swap December Futures †	Long	12/2016	196	(85)	10	0
LLS (Argus) versus WTI Spread Calendar Swap July Futures †	Long	07/2016	196	(33)	10	0
LLS (Argus) versus WTI Spread Calendar Swap November Futures †	Long	11/2016	196	(85)	10	0
LLS (Argus) versus WTI Spread Calendar Swap October Futures †	Long	10/2016	196	(85)	10	0
LLS (Argus) versus WTI Spread Calendar Swap September Futures †	Long	09/2016	196	(68)	10	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap April Futures †	Short	04/2017	61	(101)	7	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap August Futures †	Short	08/2017	61	(130)	6	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap December Futures †	Short	12/2017	61	(178)	9	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap February Futures †	Short	02/2017	61	(99)	6	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap January Futures †	Short	01/2017	61	(93)	6	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap July Futures †	Short	07/2017	61	(121)	6	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	61	(113)	5	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap March Futures †	Short	03/2017	61	(103)	6	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap May Futures †	Short	05/2017	61	(106)	6	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap November Futures †	Short	11/2017	61	(168)	9	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap October Futures †	Short	10/2017	61	(157)	8	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap September Futures †	Short	09/2017	61	(146)	6	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	Long	04/2017	61	131	0	(34)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	Long	08/2017	61	157	0	(32)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	Long	12/2017	61	215	0	(32)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap Febuary Futures †	Long	02/2017	61	239	0	(36)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures †	Long	01/2017	61	256	0	(40)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	Long	07/2017	61	144	0	(33)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	240	(343)	130	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures †	Long	03/2017	362	632	0	(209)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	Long	05/2017	61	127	0	(33)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	Long	11/2017	61	201	0	(32)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	Long	10/2017	61	187	0	(32)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	Long	09/2017	61	172	0	(32)
Natural Gas April Futures †	Long	03/2017	1,760	8,066	704	0
Natural Gas April Futures †	Long	03/2018	214	479	28	0
Natural Gas December Futures †	Short	11/2016	377	(1,161)	0	(160)
Natural Gas January Futures †	Short	12/2016	1,698	(4,252)	0	(628)
Natural Gas June Futures †	Long	05/2017	661	445	271	0
Natural Gas March Futures †	Short	02/2017	1,043	(4,670)	0	(355)
Natural Gas March Futures †	Short	02/2018	148	(381)	0	(46)
Natural Gas May Futures †	Long	04/2017	320	389	128	0
Natural Gas October Futures †	Short	09/2016	436	(702)	0	(267)
Natural Gas October Futures †	Short	09/2017	66	(362)	0	(29)
Natural Gas September Futures †	Long	08/2016	335	171	246	0
New York Harbor ULSD August Futures †	Long	07/2016	180	(213)	0	(435)
New York Harbor ULSD Crack Spread April Futures †	Long	04/2017	69	(1)	0	(13)
New York Harbor ULSD Crack Spread December Futures †	Short	12/2017	69	18	19	0
New York Harbor ULSD Crack Spread June Futures †	Long	06/2017	69	7	0	(13)
New York Harbor ULSD Crack Spread May Futures †	Long	05/2017	69	(4)	0	(14)
New York Harbor ULSD Crack Spread November Futures †	Short	11/2017	69	28	18	0

New York Harbor ULSD Crack Spread October Futures †	Short	10/2017	69	37	17	0
New York Harbor ULSD December Futures †	Long	11/2016	156	71	0	(310)
New York Harbor ULSD October Futures †	Short	09/2016	149	211	321	0
New York Harbor ULSD September Futures †	Short	08/2016	156	37	357	0
Nickel October Futures †	Long	10/2016	129	3	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	2,699	54	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	809	13	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	2,699	(281)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	809	(46)	0	(7)
RBOB Gasoline April Futures †	Short	03/2017	35	54	153	0
RBOB Gasoline August Futures †	Short	07/2016	173	705	269	0
RBOB Gasoline December Futures †	Short	11/2016	276	(377)	276	0
RBOB Gasoline June Futures †	Short	05/2017	107	197	161	0
RBOB Gasoline March Futures †	Long	02/2017	142	618	0	(284)
RBOB Gasoline November Futures †	Long	10/2016	110	(253)	0	(152)
RBOB Gasoline October Futures †	Short	09/2016	120	311	300	0
RBOB Gasoline September Futures †	Short	08/2016	66	251	108	0
Silver December Futures †	Short	12/2016	90	(948)	0	(97)
Soybean August Futures †	Short	08/2016	178	(22)	0	(300)
Soybean March Futures †	Long	03/2017	726	1,292	1,154	0
Soybean May Futures †	Long	05/2017	1,033	4,728	1,472	(14)
Soybean Meal August Futures †	Long	08/2016	342	141	321	0
Soybean Meal October Futures †	Short	10/2016	342	(99)	0	(356)
Soybean November Futures	Long	11/2016	3	5	6	0
Soybean November Futures †	Short	11/2016	1,124	(83)	0	(2,290)
Soybean Oil December Futures †	Short	12/2016	48	24	0	(18)
Soybean Oil March Futures †	Long	03/2017	48	(22)	18	0
Sugar No. 11 March Futures †	Long	02/2017	1,236	308	0	(817)
Sugar No. 11 October Futures	Long	09/2016	53	29	0	(40)
Sugar No. 11 October Futures †	Short	09/2016	1,739	(669)	1,325	0
Wheat December Futures †	Short	12/2016	485	774	0	(6)
Wheat July Futures †	Short	07/2017	111	54	3	0
Wheat September Futures †	Short	09/2016	339	893	0	(17)
White Sugar August Futures †	Long	07/2016	267	1,704	0	(210)
White Sugar October Futures †	Long	09/2016	732	725	0	(509)
WTI Crude December Futures †	Short	11/2016	1,152	(405)	1,838	0
WTI Crude December Futures †	Short	11/2017	3,104	(19,360)	4,411	0
WTI Crude December Futures †	Short	11/2018	553	(268)	678	0
WTI Crude June Futures †	Short	05/2017	358	234	548	0
WTI Crude June Futures †	Short	05/2018	164	68	218	0
WTI Crude March Futures †	Long	02/2017	429	615	0	(678)
WTI Crude March Futures †	Long	02/2018	1,753	11,675	0	(2,384)
WTI Crude March Futures †	Long	02/2019	87	113	0	(109)
WTI Crude November Futures †	Short	10/2016	108	19	170	0
WTI Crude September Futures †	Long	08/2016	501	(399)	0	(787)
WTI Crude September Futures †	Long	08/2017	2,205	20,774	0	(3,263)
WTI Crude September Futures †	Long	08/2018	397	237	0	(516)
Zinc October Futures †	Long	10/2016	103	42	0	0

Total Futures Contracts				$16,365	$28,284	$(27,186)

(1)	Unsettled variation margin asset of $31 for closed futures is outstanding at period end.

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (2)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-26 5-Year Index	(5.000)%	06/20/2021	$35,200	$(1,184)	$(569)	$0	$(162)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill *	0.900%	04/17/2018	CAD	52,900	$22	$7	$2	$0
Receive	3-Month USD-LIBOR †	0.680	09/14/2016		$9,100	(16)	(16)	0	0
Receive	3-Month USD-LIBOR *	0.996	04/05/2018		40,700	(93)	(93)	0	(8)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		75,500	(3,522)	(1,676)	0	(4)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		76,600	5,431	4,899	0	(50)
Receive	3-Month USD-LIBOR	2.000	06/15/2023		37,000	(2,133)	(1,188)	26	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		64,500	(2,239)	(882)	67	0
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		342,100	(16,953)	(16,783)	690	0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		194,100	(6,461)	(5,840)	400	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		71,600	(2,019)	(1,706)	148	0
Receive	3-Month USD-LIBOR †	2.250	06/15/2026		16,600	(1,358)	(829)	35	0
Receive	3-Month USD-LIBOR *†	1.750	12/21/2026		122,200	(3,263)	(730)	288	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045	JPY	620,000	(2,411)	(919)	139	0
Pay	28-Day MXN-TIIE	5.825	01/12/2023	MXN	299,200	93	99	100	0

						$(34,922)	$(25,657)	$1,895	$(62)

Total Swap Agreements						$(36,106)	$(26,226)	$1,895	$(224)

*	This security has a forward starting effective date.

(j)	Securities with an aggregate market value of $80,876 and cash of $1,917 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	†	GBP	16,531		$24,239	$2,232	$0
	07/2016	†		$21,994	GBP	16,531	12	0
	08/2016	†	GBP	16,531		$22,000	0	(12)
	08/2016	†		$5,964	EUR	5,343	7	(35)
	08/2016			120	MXN	2,290	5	0
	10/2016		BRL	22,800		$5,785	0	(1,120)
	10/2016		DKK	17,320		2,603	10	0
	04/2017			59,414		8,960	5	(9)
BPS	07/2016		BRL	30,214		8,866	0	(540)
	07/2016			$9,413	BRL	30,214	0	(7)
	08/2016			8,797		30,214	527	0
	08/2016	†		3,219	EUR	2,917	23	0
	10/2016		BRL	12,100		$2,916	0	(749)
	01/2017			25,700		5,918	0	(1,662)
	01/2017		DKK	21,311		3,262	59	0
	04/2017			52,095		7,958	98	0
CBK	08/2016	†	CAD	1,603		1,237	0	(4)
	08/2016	†	EUR	8,743		9,902	187	0
	08/2016		GBP	5,564		8,134	725	0
	08/2016		INR	361,394		5,345	33	0
	08/2016		JPY	4,880,000		44,991	0	(2,315)
	08/2016		MXN	7,769		418	0	(5)
	08/2016	†		$38,660	EUR	34,119	0	(745)
	08/2016			212	MXN	3,879	0	(1)
	10/2016		BRL	10,000		$2,423	0	(606)
DUB	01/2017			31,600		7,304	0	(2,016)
	04/2017		DKK	130,575		19,391	0	(311)
GLM	08/2016		EUR	93,728		107,079	2,922	0
	08/2016		NZD	5,023		3,412	0	(167)
	08/2016	†		$33,352	EUR	29,194	0	(910)
	08/2016			117	TWD	3,816	1	0
	01/2017		BRL	48,900		$11,440	0	(2,983)
HUS	08/2016		JPY	613,966		5,695	0	(258)
JPM	07/2016		BRL	30,214		9,413	7	0
	07/2016		JPY	3,080,000		29,161	0	(665)
	07/2016			$8,299	BRL	30,214	1,107	0
	08/2016	†	EUR	4,497		$5,068	71	0
	08/2016		JPY	67,900		619	0	(39)
	08/2016		MXN	158,101		8,730	124	0
	08/2016			$1,132	CAD	1,453	0	(7)
	08/2016	†		11,372	EUR	10,081	0	(169)
	10/2016		BRL	58,400		$15,062	0	(2,625)
	01/2017			45,900		10,797	0	(2,741)
SCX	07/2016			$30,226	JPY	3,080,000	0	(399)
	08/2016		GBP	926		$1,249	15	0
	08/2016		JPY	3,080,000		30,257	406	0
	08/2016			$19,658	GBP	13,634	0	(1,501)
	09/2016		CNH	43,369		$6,580	95	0
	10/2016			56,532		8,659	215	0
SOG	08/2016	†	EUR	5,805		6,479	28	0
TOR	01/2017		BRL	31,000		7,087	0	(2,056)
UAG	07/2016	†	JPY	8,130,000		74,923	0	(3,840)
	08/2016		CNH	151,168		23,098	454	0
	08/2016	†	EUR	610		676	0	(2)
	08/2016		JPY	1,647,000		15,212	3	(757)
	01/2017		DKK	67,235		10,265	160	0
	04/2017			86,154		13,093	94	0

Total Forward Foreign Currency Contracts							$9,625	$(29,256)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC USD versus JPY	JPY	111.500	07/07/2016	$7,780	$85	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016		$303,300	$103	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/11/2016		79,200	13	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		239,700	209	19
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016		21,100	173	173
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.780	07/21/2016		39,100	84	6
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		583,800	187	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		7,200	721	887
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		7,200	721	588
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018		18,900	1,289	680
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	12/05/2016		46,500	340	7
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016		276,600	87	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		452,400	402	36
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.300	11/14/2016	JPY	4,040,000	168	91
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016		$27,800	234	215
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019		31,500	2,971	1,916
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	08/08/2016		468,800	164	2
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		7,400	740	911
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		7,400	740	605

								$9,346	$6,136

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor	1.600%	3-Month USD-LIBOR	12/06/2019	$120,800	$1,691	$1,987
NGF	Call - OTC 2-Year Interest Rate Floor	1.600	3-Month USD-LIBOR	12/06/2019	120,600	1,676	1,983

						$3,367	$3,970

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC Brent Crude Spread December Futures †	$60.000	12/31/2016	$117	$288	$234
JPM	Call - OTC Brent Crude Spread December Futures †	60.000	12/31/2016	303	694	606

					$982	$840

Total Purchased Options					$13,780	$10,946

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250%	09/21/2016	EUR	11,700	$(40)	$(18)
JPM	Call - OTC CDX.IG-26 5-Year Index	Buy	0.750	07/20/2016		$28,100	(24)	(20)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.000	07/20/2016		28,100	(34)	(4)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.200	09/21/2016		11,800	(18)	(8)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.700	07/20/2016	EUR	49,100	(64)	(19)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	07/20/2016		49,100	(78)	(36)

							$(258)	$(105)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC EUR versus USD		$1.140	07/01/2016	EUR	11,520	$(41)	$0
FBF	Put - OTC USD versus JPY	JPY	104.800	07/07/2016		$7,780	(33)	(125)
JPM	Call - OTC USD versus MXN	MXN	19.000	08/11/2016		23,500	(265)	(213)

							$(339)	$(338)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$12,800	$(110)	$(32)
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	900	(12)	0
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,000	(98)	(2)
	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018	17,000	(168)	(35)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	16,000	(155)	(33)
GLM	Cap - OTC CPALEMU Index	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	(496)	(78)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	18,600	(135)	(5)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	12,800	(89)	(4)
	Floor - OTC YOY CPURNSA Index	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	47,600	(538)	(457)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	14,400	(266)	(168)

						$(2,067)	$(814)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.400%	07/21/2016	$38,300	$(49)	$(2)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.850	07/25/2016	22,000	(35)	(104)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.250	07/25/2016	22,000	(35)	(3)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770	12/21/2016	42,200	(173)	(173)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.230	07/21/2016	7,700	(35)	(4)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/23/2018	94,500	(1,330)	(620)
FBF	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016	46,500	(370)	(1,272)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016	55,600	(237)	(211)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	148,800	(2,983)	(1,679)

							$(5,247)	$(4,068)

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor	0.943%	3-Month USD-LIBOR	12/06/2019	$241,600	$(1,691)	$(1,903)
NGF	Call - OTC 2-Year Interest Rate Floor	0.943	3-Month USD-LIBOR	12/06/2019	241,200	(1,678)	(1,899)

						$(3,369)	$(3,802)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC Gasoline December Futures †	$165.000	12/31/2016	$49	$(344)	$(215)
	Call - OTC Platgold Spread July Future †	230.000	07/15/2016	5	(57)	(1)
	Put - OTC Platgold Spread July Future †	330.000	07/15/2016	5	(56)	(18)
	Call - OTC Platgold Spread July Future †	175.000	07/28/2016	4	(43)	0
JPM	Call - OTC Gasoline December Futures †	165.000	12/31/2016	127	(838)	(555)

					$(1,338)	$(789)

Options on Indices
Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC SPGCENP Index †	0.702	09/16/2016	$10,100	$(41)	$0
	Call - OTC SPGCEP Index †	1.495	08/18/2016	20,300	(71)	0
	Call - OTC SPGCICP Index †	0.729	08/04/2016	36,810	(144)	0
	Call - OTC SPGCIP Index †	0.760	08/18/2016	23,600	(94)	0
	Call - OTC SPGCNGP Index †	1.742	08/04/2016	6,120	(11)	0
	Call - OTC SPGCNP Index †	1.681	08/18/2016	13,600	(23)	0

					$(384)	$0

Total Written Options					$(13,002)	$(9,916)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	EURMARGIN 1Q17 †	$4.800	03/31/2017	126,000	$0	$(55)	$0	$(55)
	Receive	EURMARGIN 2Q3Q16 †	6.630	09/30/2016	1,248,000	1,866	(2,671)	0	(805)
	Pay	EURMARGIN 2Q3Q16 †	6.400	09/30/2016	93,000	0	39	39	0
	Receive	EURMARGIN 3Q16 †	6.090	09/30/2016	51,000	0	(12)	0	(12)
	Receive	EURMARGIN 4Q16 †	4.850	12/31/2016	21,000	(11)	(3)	0	(14)
	Receive	EURMARGIN CAL16 †	6.400	12/31/2016	567,000	(69)	(599)	0	(668)
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	82,800	0	(63)	0	(63)
	Receive	EURSIMP 2H16 †	1.240	12/31/2016	126,000	(18)	(8)	0	(26)
	Pay	GOLDLNPM Index †	1,094.400	07/21/2016	13,800	0	(3,090)	0	(3,090)
	Pay	GOLDLNPM Index †	1,103.500	09/14/2016	27,100	(566)	(5,335)	0	(5,901)
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	228,000	0	(234)	0	(234)
	Receive	OREXIO 4Q16 †	49.500	12/31/2016	37,500	(231)	170	0	(61)
	Receive	PLATGOLD Index †	338.750	01/06/2017	5,100	0	190	190	0
	Receive	PLTMLNPM Index †	984.250	07/21/2016	13,800	0	514	514	0
	Receive	PLTMLNPM Index †	960.100	09/14/2016	27,100	311	1,402	1,713	0
GST	Receive	EURMARGIN CAL16 †	5.700	12/31/2016	100,200	0	(48)	0	(48)
	Pay	GOLDLNPM Index †	1,124.600	08/31/2016	750	0	(147)	0	(147)
	Pay	GOLDLNPM Index †	1,088.660	01/06/2017	15,000	0	(3,576)	0	(3,576)
	Receive	OREXIO 4Q16 †	35.500	12/31/2016	63,300	193	588	781	0
	Receive	PLTMLNPM Index †	1,005.000	08/31/2016	750	0	13	13	0
	Receive	PLTMLNPM Index †	881.030	01/06/2017	15,000	0	2,173	2,173	0
	Pay	WZYW Index †	83.000	11/23/2016	23,300	0	110	110	0
JPM	Receive	EURMARGIN 1Q17 †	4.750	03/31/2017	51,000	0	(20)	0	(20)
	Receive	EURMARGIN 2Q3Q16 †	7.690	09/30/2016	433,500	0	(752)	0	(752)
	Receive	EURMARGIN 4Q16 †	3.700	12/31/2016	51,000	61	(35)	26	0
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	151,200	0	(116)	0	(116)
	Receive	EURSIMP CAL17 †	0.770	12/31/2017	300,000	3	(47)	0	(44)
	Receive	NAPGASFO CAL17 †	15.900	12/31/2017	48,000	0	(40)	0	(40)
	Receive	OREXIO 4Q16 †	42.800	12/31/2016	42,000	0	213	213	0
MAC	Pay	Aluminum September Futures †	1,603.000	09/19/2016	825	0	(40)	0	(40)
	Receive	EURSIMP 2H16 †	0.250	12/31/2016	180,000	0	140	140	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	420,000	(307)	(124)	0	(431)
	Pay	Zinc September Futures †	1,981.000	09/19/2016	825	0	(103)	0	(103)
MYC	Receive	EURMARGIN 1Q17 †	4.660	03/31/2017	186,000	0	(55)	0	(55)
	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	271,200	0	(188)	0	(188)
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	272,400	0	(195)	0	(195)
SOG	Receive	EURMARGIN 2Q3Q16 †	7.090	09/30/2016	27,000	0	(30)	0	(30)
	Receive	EURMARGIN 4Q16 †	4.580	12/31/2016	186,000	0	(70)	0	(70)
UAG	Pay	GOLDLNPM Index †	1,290.244	05/30/2017	40,000	0	(1,791)	0	(1,791)
	Receive	PLTMLNPM Index †	982.271	05/30/2017	40,000	0	1,839	1,839	0

						$1,232	$(12,056)	$7,751	$(18,575)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
MYC	Canadian Natural Resources Ltd.	(1.000)%	03/20/2018	1.011%	$1,900	$100	$(100)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.339%	EUR 400	$(4)	$5	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$110	$(3)	$0	$0	$(3)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	3,100	(139)	23	0	(116)
MYC	CMBX.NA.AAA.7 Index	0.500	01/17/2047	90	(3)	1	0	(2)

					$(145)	$24	$0	$(121)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	1.565%	06/07/2018		$3,900	$0	$(2)	$0	$(2)
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		200	0	(3)	0	(3)
BPS	Pay	1-Month GBP-UKRPI	3.300	12/15/2030	GBP	600	2	39	41	0
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	1,700	0	(11)	0	(11)
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		7,800	0	(28)	0	(28)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		1,200	0	(10)	0	(10)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		$20,900	127	(2,843)	0	(2,716)
CBK	Pay	1-Month GBP-UKRPI	3.140	04/15/2031	GBP	17,900	0	248	248	0
	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016	EUR	49,200	1	(199)	0	(198)
	Receive	3-Month EUR-EXT-CPI Index	0.290	08/15/2017		6,200	0	(8)	0	(8)
	Pay	3-Month EUR-EXT-CPI Index	0.830	05/15/2018		25,900	0	(26)	0	(26)
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018		1,000	(1)	(8)	0	(9)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018		1,000	0	(9)	0	(9)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		1,600	0	(13)	0	(13)
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		20,960	0	(74)	0	(74)
	Receive	3-Month EUR-EXT-CPI Index	0.875	05/15/2021		19,700	0	(112)	0	(112)
	Pay	3-Month EUR-EXT-CPI Index	1.178	05/15/2026		4,500	(1)	80	79	0
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		1,300	(3)	(8)	0	(11)
DUB	Pay	1-Month GBP-UKRPI	3.350	05/15/2030	GBP	4,900	0	514	514	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	2,300	0	(16)	0	(16)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017		900	0	(6)	0	(6)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		1,800	0	(14)	0	(14)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		3,800	2	(34)	0	(32)
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		2,800	0	(10)	0	(10)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		1,200	(2)	(9)	0	(11)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	100	0	10	10	0
	Pay	1-Month GBP-UKRPI	3.140	04/15/2031		4,700	0	65	65	0
	Receive	3-Month EUR-EXT-CPI Index	0.615	09/15/2018	EUR	1,900	0	(15)	0	(15)
GLM	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018		1,100	0	(10)	0	(10)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		1,200	0	(11)	0	(11)
JPM	Pay	1-Month GBP-UKRPI	3.275	09/15/2030	GBP	6,200	136	318	454	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	3,400	0	(24)	0	(24)
MYC	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		9,130	0	(32)	0	(32)
SOG	Receive	3-Month EUR-EXT-CPI Index	0.680	10/15/2018		1,200	1	(12)	0	(11)
UAG	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	9,800	0	945	945	0
	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017	EUR	7,000	3	(44)	0	(41)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		1,300	0	(10)	0	(10)

							$265	$(1,382)	$2,356	$(3,473)

Total Return Swaps on Commodity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	CSIXTR Index †	42,289	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	$143,817	$0	$210	$210	$0
BPS	Receive	BCOMF1T Index †	115,142	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	39,896	0	214	214	0
	Receive	CSIXTR Index †	84,523	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	287,447	0	419	419	0
	Pay	SPGCINP Index †	30,689	-0.050%	08/15/2016	4,454	0	(152)	0	(152)
CBK	Receive	CSIXTR Index †	27,570	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	93,761	0	137	137	0
	Receive	CVICCGD2 Index †	1,509,710	0.050%	08/15/2016	159,555	0	(11)	0	(11)
	Receive	CVICCGD3 Index †	1,429,750	0.050%	08/15/2016	159,677	0	(15)	0	(15)
CIB	Receive	CSIXTR Index †	58,252	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	198,106	0	288	288	0
FAR	Receive	BCOMTR Index †	125,000	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	22,315	0	94	94	0
FBF	Receive	CSCU115E Index †	13,999	0.050%	08/15/2016	4,217	0	189	189	0
	Receive	CSIXTR Index †	23,667	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	80,487	0	117	117	0
	Pay	CSMFHGER Index †	19,624	0.000%	08/15/2016	3,985	0	(193)	0	(193)
GLM	Receive	BCOMF1T Index †	126,000	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	43,659	0	234	234	0
	Receive	CSIXTR Index †	133,216	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	453,044	0	718	718	0
	Pay	SPGCINP Index †	22,412	-0.050%	08/15/2016	3,253	0	(111)	0	(111)
JPM	Receive	BCOMF1T Index †	1,777,897	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	616,035	0	3,299	3,299	0
	Pay	BCOMTR Index †	4,258,907	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	760,293	0	(3,177)	0	(3,177)
	Receive	CSIXTR Index †	136,961	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	465,778	0	681	681	0
	Receive	JMABCTNE Index †	1,624,591	0.150%	08/15/2016	182,406	0	98	98	0
	Receive	JMABDEWE Index †	39,902	0.300%	08/15/2016	38,962	0	1,935	1,935	0
	Receive	JMABFNJ1 Index †	289,767	0.700%	08/15/2016	29,270	0	331	331	0
	Receive	JMABNICP Index †	138,655	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	63,770	0	1,198	1,198	0
MAC	Receive	CSIXTR Index †	78,610	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	267,338	0	393	393	0
RBC	Receive	CSIXTR Index †	5,360	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	18,228	0	27	27	0
SOG	Receive	CSIXTR Index †	90,079	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	306,341	0	450	450	0

							$0	$7,373	$11,032	$(3,659)

(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	SPGCCLP Index (8)†	8.851%	06/16/2017	$21,176	$0	$1,707	$1,707	$0
	Receive	SPGCCLP Index (8)†	9.303	06/16/2017	22,633	0	1,723	1,723	0
BPS	Pay	NYMEX Natural Gas August Futures (8)†	15.288	07/26/2016	1,034	0	(15)	0	(15)
	Pay	NYMEX Natural Gas August Futures (8)†	16.120	07/26/2016	1,001	0	(1)	0	(1)
GST	Pay	GOLDLNPM Index (8)†	4.000	05/08/2017	650	0	2	2	0
	Pay	GOLDLNPM Index (8)†	7.784	03/24/2020	39,252	0	833	833	0
	Pay	GOLDLNPM Index (8)†	7.840	04/06/2020	18,212	0	393	393	0
	Pay	GOLDLNPM Index (8)†	7.840	04/09/2020	18,390	0	394	394	0
	Pay	GOLDLNPM Index (8)†	7.896	04/14/2020	19,323	0	424	424	0
	Pay	GOLDLNPM Index (8)†	8.585	04/27/2020	3,413	0	97	97	0
	Pay	GOLDLNPM Index (8)†	8.703	04/28/2020	14,264	0	421	421	0
	Pay	LME Copper December Futures (8)†	5.244	12/07/2016	3,419	0	1	1	0
	Pay	SPGCCLP Index (8)†	11.834	06/16/2017	22,633	0	(1,152)	0	(1,152)
	Pay	SPGCCLP Index (8)†	12.076	06/16/2017	21,176	0	(1,027)	0	(1,027)
JPM	Pay	GOLDLNPM Index (8)†	10.890	04/29/2020	53,793	0	2,736	2,736	0
	Pay	GOLDLNPM Index (8)†	11.156	05/07/2020	24,251	0	1,291	1,291	0
	Pay	NYMEX Natural Gas August Futures (8)†	16.000	07/26/2016	2,000	0	(5)	0	(5)
	Pay	Sugar No. 11 October Futures (8)†	12.603	07/25/2016	2,256	0	(90)	0	(90)
MAC	Pay	LME Copper October Futures (8)†	5.221	10/05/2016	3,419	0	9	9	0
	Pay	Sugar No. 11 October Futures (8)†	12.960	09/15/2016	2,210	0	(30)	0	(30)

						$0	$7,711	$10,031	$(2,320)

Total Swap Agreements						$1,448	$1,575	$31,171	$(28,148)

(8)	Variance Swap

(l)	Securities with an aggregate market value of $30,781 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,298	$0	$5,298
Corporate Bonds & Notes
Banking & Finance	0	341,738	15,780	357,518
Industrials	0	15,833	0	15,833
Utilities	0	3,138	0	3,138
U.S. Government Agencies	0	294,164	0	294,164
U.S. Treasury Obligations	0	480,697	0	480,697
Non-Agency Mortgage-Backed Securities	0	132,160	0	132,160
Asset-Backed Securities	0	198,537	0	198,537
Sovereign Issues	0	153,049	0	153,049
Short-Term Instruments
Repurchase Agreements	0	321,395	0	321,395
Japan Treasury Bills	0	161,942	0	161,942
U.S. Treasury Bills	0	56,769	0	56,769
	$0	$2,164,720	$15,780	$2,180,500

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$415,350	$0	$0	$415,350

Total Investments	$415,350	$2,164,720	$15,780	$2,595,850

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,360)	$0	$(5,360)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	38,926	1,895	0	40,821
Over the counter	0	50,902	840	51,742
	$38,926	$52,797	$840	$92,563

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(36,162)	(224)	0	(36,386)
Over the counter	0	(66,531)	(789)	(67,320)

	$(36,162)	$(66,755)	$(789)	$(103,706)

Totals	$418,114	$2,145,402	$15,831	$2,579,347

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn Strategy Fund®

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.6%
BANK LOAN OBLIGATIONS 0.0%
Valeant Pharmaceuticals International, Inc.
5.000% due 04/01/2022		$96	$93

Total Bank Loan Obligations (Cost $90)			93

CORPORATE BONDS & NOTES 4.3%
BANKING & FINANCE 3.7%
Ayt Cedulas Cajas Global
0.013% due 02/22/2018	EUR	2,200	2,437
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)		4,300	4,743
Banco Santander S.A.
6.250% due 09/11/2021 (e)		7,200	6,786
Barclays Bank PLC
7.625% due 11/21/2022		$7,000	7,547
7.750% due 04/10/2023		800	827
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	5,500	5,432
8.000% due 12/15/2020 (e)		4,100	4,264
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$17,700	19,299
BPCE S.A.
4.625% due 07/11/2024		43,900	44,090
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (e)		100	105
Corp. Andina de Fomento
3.950% due 10/15/2021 (d)	MXN	78,462	4,383
Credit Agricole S.A.
6.500% due 06/23/2021 (e)	EUR	6,900	7,231
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$7,000	7,041
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,400	3,432
Goldman Sachs Group, Inc.
1.853% due 09/15/2020		28,000	27,962
HSBC Holdings PLC
6.000% due 09/29/2023 (e)	EUR	400	428
International Lease Finance Corp.
7.125% due 09/01/2018		$3,100	3,411
Lloyds Bank PLC
1.750% due 05/14/2018		21,150	21,096
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	2,620	3,305
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,000	1,109
Navient Corp.
1.533% due 11/01/2016		$700	694
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	86,700	13,031
2.000% due 01/01/2017		117,000	17,660
2.000% due 04/01/2017		142,300	21,605
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		$3,700	3,413
8.000% due 08/10/2025 (e)		700	654
Santander Holdings USA, Inc.
2.115% due 11/24/2017		7,400	7,400
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (e)	GBP	600	746

			240,131

INDUSTRIALS 0.5%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	16,200	17,236
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$9,750	9,879
Numericable SFR S.A.
6.000% due 05/15/2022		1,700	1,660
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		1,000	1,006

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,537	3,010

			32,791

UTILITIES 0.1%
Petrobras Global Finance BV
2.768% due 01/15/2019		3,400	3,080
3.000% due 01/15/2019		1,120	1,041
3.250% due 04/01/2019	EUR	100	104
3.536% due 03/17/2020		$1,400	1,239
3.750% due 01/14/2021	EUR	200	195
4.250% due 10/02/2023		400	359
5.750% due 01/20/2020		$500	484
6.250% due 12/14/2026	GBP	800	856
6.625% due 01/16/2034		2,300	2,295

			9,653

Total Corporate Bonds & Notes (Cost $296,885)			282,575

U.S. GOVERNMENT AGENCIES 7.9%
Fannie Mae
0.583% due 03/25/2036		$287	276
0.898% due 02/25/2037		2,630	2,630
2.757% due 05/01/2035		228	240
2.980% due 05/01/2036		34	36
4.000% due 07/01/2019		1,579	1,636
Fannie Mae, TBA
3.000% due 08/01/2046 †		57,000	59,049
3.500% due 07/01/2031 - 08/01/2046		392,000	413,332
Freddie Mac
0.672% due 02/15/2019		1,041	1,040
0.712% due 01/15/2037		13	13
2.827% due 01/01/2034		308	328
2.841% due 06/01/2033		192	202
Ginnie Mae
0.742% due 01/16/2031		15	15
NCUA Guaranteed Notes
0.915% due 10/07/2020		6,000	6,014
1.006% due 12/08/2020		33,440	33,524

Total U.S. Government Agencies (Cost $516,827)			518,335

U.S. TREASURY OBLIGATIONS 92.4%
U.S. Treasury Bonds
3.000% due 11/15/2045 (k)		630	725
2.500% due 02/15/2046 (g)		145,320	151,462
3.000% due 05/15/2045 (g)†		1,370	1,577
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2017 (k)		3	3
0.125% due 04/15/2018 (g)		1,432,565	1,454,463
0.125% due 04/15/2018 (i)†		49,053	49,803
0.125% due 04/15/2019 (g)(i)		399,245	407,864
0.125% due 04/15/2020		208,495	213,410
0.125% due 01/15/2022 (g)		146,280	149,280
0.125% due 01/15/2022 †		51,790	52,852
0.125% due 07/15/2022 (g)		132,250	135,380
0.125% due 07/15/2022 †		1,040	1,065
0.125% due 01/15/2023 (k)		77,730	78,853
0.125% due 07/15/2024		39,091	39,537
0.375% due 07/15/2023 (g)		41,324	42,787
0.375% due 07/15/2025 †		42,368	43,671
0.625% due 07/15/2021		21,132	22,269
0.625% due 07/15/2021 (g)†		742,980	782,944
0.625% due 01/15/2024 (g)		156,055	163,580
0.625% due 01/15/2026		31,714	33,428
0.625% due 02/15/2043 (k)		541	528
0.750% due 02/15/2042 (k)		4,298	4,320
1.000% due 02/15/2046		12,216	13,215
1.250% due 07/15/2020 (g)		295,096	317,423
1.375% due 07/15/2018 (i)		55,567	58,308
1.375% due 01/15/2020 (g)		120,922	129,209
1.375% due 02/15/2044 (g)		115,435	133,785
1.375% due 02/15/2044 †		2,238	2,593
1.625% due 01/15/2018 (i)		170,602	177,118
1.875% due 07/15/2019 (g)(i)		161,901	175,288
1.875% due 07/15/2019 (i)†		336,117	363,910
2.125% due 01/15/2019 (i)†		349,531	375,147
2.125% due 02/15/2040 (k)		432	566
2.125% due 02/15/2041 (k)		1,737	2,297
2.375% due 01/15/2017 (i)†		17,196	17,523
2.375% due 01/15/2025 (g)		126,949	151,760
2.375% due 01/15/2027		17,675	21,725
2.500% due 07/15/2016 (i)		22,064	22,122
2.500% due 01/15/2029 †		41,237	52,335

2.500% due 01/15/2029 (k)	9,983	12,670
2.625% due 07/15/2017 (i)(k)	75,431	78,541
3.625% due 04/15/2028	14,791	20,497
3.875% due 04/15/2029	22,090	31,867
U.S. Treasury Notes
1.625% due 05/15/2026 (g)	57,500	58,239
2.000% due 02/15/2025 (k)	19,740	20,662

Total U.S. Treasury Obligations (Cost $5,966,405)		6,066,601

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
Adjustable Rate Mortgage Trust
2.999% due 10/25/2035 ^	1,471	1,323
3.110% due 09/25/2035	1,928	1,601
American Home Mortgage Assets Trust
0.643% due 05/25/2046 ^	272	199
1.357% due 11/25/2046	7,068	3,346
American Home Mortgage Investment Trust
2.478% due 09/25/2045	752	725
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	8,532	8,783
5.723% due 06/10/2049	5,110	5,196
5.889% due 07/10/2044	82	82
5.933% due 02/10/2051	4,771	4,932
Banc of America Funding Ltd.
0.699% due 10/03/2039	1,186	1,163
Banc of America Funding Trust
0.738% due 05/20/2035 ^	269	187
3.017% due 01/20/2047 ^	364	307
3.023% due 05/20/2036 ^	665	600
Banc of America Mortgage Trust
2.872% due 01/25/2035	24	23
2.966% due 07/25/2035 ^	1,238	1,149
3.051% due 03/25/2035	637	592
3.095% due 12/25/2034	1,652	1,649
6.500% due 09/25/2033	9	10
Banc of America Re-REMIC Trust
5.673% due 02/17/2051	6,851	6,906
BCAP LLC Trust
0.623% due 01/25/2037 ^	1,768	1,420
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/2035	1,215	1,222
2.870% due 02/25/2036 ^	632	532
2.913% due 03/25/2035	139	131
2.930% due 10/25/2035	1,617	1,601
3.012% due 05/25/2033	44	44
3.144% due 01/25/2035	3,594	3,624
3.313% due 07/25/2034	512	501
Bear Stearns ALT-A Trust
0.613% due 02/25/2034	996	877
2.859% due 09/25/2034	688	673
2.902% due 09/25/2035	552	464
Chase Mortgage Finance Trust
2.657% due 12/25/2035 ^	1,719	1,636
2.756% due 03/25/2037 ^	2,164	1,977
5.393% due 09/25/2036 ^	1,653	1,465
5.500% due 12/25/2022 ^	1,528	1,312
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035	313	303
2.430% due 09/25/2035	1,857	1,852
2.730% due 03/25/2036 ^	200	193
2.760% due 09/25/2035	1,956	1,940
2.822% due 08/25/2035	776	760
2.870% due 10/25/2035 ^	1,937	1,919
3.003% due 12/25/2035 ^	571	441
3.040% due 05/25/2035	494	486
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	494	426
Commercial Mortgage Trust
6.007% due 12/10/2049	3,346	3,451
Countrywide Alternative Loan Trust
0.623% due 05/25/2047	4,858	4,020
0.628% due 02/20/2047 ^	6,440	4,072
0.633% due 05/25/2047	2,341	1,876
0.643% due 12/20/2046 ^	527	385
0.663% due 07/25/2046	192	161
1.437% due 12/25/2035	648	508
2.764% due 11/25/2035 ^	533	362
5.500% due 10/25/2033	1,270	1,276
5.750% due 03/25/2037 ^	524	430
6.500% due 08/25/2032	765	769
Countrywide Home Loan Mortgage Pass-Through Trust
1.093% due 03/25/2035	84	69
2.603% due 04/20/2035	821	815
2.689% due 11/20/2034	371	350
2.691% due 09/25/2033	913	847

2.774% due 09/25/2047 ^		1,220	1,057
2.964% due 10/20/2035		416	356
5.500% due 11/25/2035 ^		209	186
5.500% due 04/25/2038		714	727
Countrywide Home Loan Reperforming REMIC Trust
0.793% due 06/25/2035		1,432	1,277
Credit Suisse First Boston Mortgage Securities Corp.
2.793% due 04/25/2034		1,894	1,881
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^		674	560
Deutsche ALT-B Securities, Inc.
0.553% due 10/25/2036 ^		185	115
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.055% due 06/26/2035		1,208	1,199
Eurosail BV
1.249% due 10/17/2040	EUR	5,175	5,598
First Horizon Mortgage Pass-Through Trust
2.750% due 10/25/2035		$346	339
5.000% due 10/25/2020		48	47
GS Mortgage Securities Trust
5.162% due 12/10/2043		5,000	5,656
5.560% due 11/10/2039		1,066	1,069
GSR Mortgage Loan Trust
2.731% due 11/25/2035 ^		405	336
2.890% due 11/25/2035 ^		2,746	2,493
2.978% due 09/25/2035		1,002	1,027
3.061% due 11/25/2035		1,396	1,341
HarborView Mortgage Loan Trust
0.628% due 07/19/2046 ^		8,995	5,232
0.668% due 05/19/2035		1,075	894
0.698% due 01/19/2036		2,544	1,733
3.163% due 08/19/2036 ^		450	399
HomeBanc Mortgage Trust
0.633% due 12/25/2036		583	516
0.723% due 10/25/2035		3,586	3,312
2.728% due 04/25/2037 ^		474	384
IndyMac Mortgage Loan Trust
0.633% due 07/25/2047		3,611	2,437
0.643% due 09/25/2046		5,798	4,780
2.803% due 09/25/2035 ^		484	407
2.835% due 10/25/2034		805	775
3.071% due 06/25/2035 ^		447	389
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		98	99
5.440% due 06/12/2047		624	633
5.794% due 02/12/2051		8,395	8,718
JPMorgan Mortgage Trust
2.421% due 07/27/2037		673	629
2.599% due 06/25/2035		282	276
2.747% due 11/25/2035		558	529
2.825% due 06/25/2036		1,685	1,519
2.870% due 07/25/2035		240	236
2.901% due 06/25/2035		578	572
2.904% due 07/25/2035		257	254
3.117% due 07/25/2034		258	251
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		3,486	3,531
5.430% due 02/15/2040		2,045	2,075
5.866% due 09/15/2045		1,457	1,525
Luminent Mortgage Trust
0.616% due 12/25/2036		4,031	3,222
0.653% due 10/25/2046		1,247	1,062
Marche Mutui SRL
0.175% due 02/25/2055	EUR	2,415	2,640
2.001% due 01/27/2064		4,072	4,538
MASTR Adjustable Rate Mortgages Trust
0.693% due 05/25/2037		$520	323
Merrill Lynch Alternative Note Asset Trust
0.753% due 03/25/2037		969	434
3.149% due 06/25/2037 ^		700	474
Merrill Lynch Mortgage Investors Trust
2.228% due 10/25/2035		1,950	1,894
2.476% due 12/25/2035		237	218
2.652% due 05/25/2036		984	948
2.939% due 09/25/2035 ^		368	332
3.063% due 05/25/2034		421	416
3.064% due 06/25/2035		856	833
Merrill Lynch Mortgage Trust
6.021% due 06/12/2050		162	162
Merrill Lynch Mortgage-Backed Securities Trust
3.126% due 04/25/2037 ^		2,302	1,976
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		2,088	2,172
Morgan Stanley Capital Trust
5.447% due 02/12/2044		3,470	3,511
5.610% due 04/15/2049		678	679

6.102% due 06/11/2049	8,088	8,393
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045	2,710	2,759
6.245% due 08/15/2045	3,859	3,938
Residential Accredit Loans, Inc. Trust
0.753% due 08/25/2035	1,519	1,188
2.567% due 04/25/2035	162	151
3.275% due 08/25/2035 ^	563	293
4.363% due 02/25/2036 ^	500	399
Residential Asset Securitization Trust
5.000% due 08/25/2019	92	92
6.250% due 10/25/2036 ^	964	803
Residential Funding Mortgage Securities, Inc. Trust
3.128% due 06/25/2035	486	474
3.154% due 09/25/2035 ^	2,224	1,703
6.500% due 03/25/2032	562	582
Sequoia Mortgage Trust
1.148% due 10/19/2026	48	47
2.627% due 01/20/2047 ^	1,086	884
Structured Adjustable Rate Mortgage Loan Trust
0.773% due 10/25/2035	1,585	1,307
2.920% due 04/25/2035	3,556	3,380
2.939% due 02/25/2036 ^	532	383
Structured Asset Mortgage Investments Trust
0.643% due 06/25/2036	540	449
0.673% due 05/25/2046	4,446	2,388
0.698% due 07/19/2035	2,021	1,957
Vornado DP LLC Trust
4.004% due 09/13/2028	4,000	4,285
Wachovia Mortgage Loan Trust LLC
2.780% due 08/20/2035 ^	1,362	1,241
WaMu Mortgage Pass-Through Certificates Trust
1.177% due 01/25/2047 ^	3,918	3,033
1.197% due 04/25/2047	5,795	5,186
1.220% due 12/25/2046	1,685	1,419
1.417% due 06/25/2046	285	265
1.437% due 08/25/2046	911	772
1.637% due 11/25/2042	234	216
2.178% due 11/25/2046	1,199	1,069
2.471% due 09/25/2036 ^	2,505	2,277
2.503% due 09/25/2035	3,222	3,128
2.503% due 02/25/2037 ^	4,179	3,751
2.780% due 04/25/2035	2,309	2,288
5.933% due 08/25/2046 ^	3,919	3,566
Wells Fargo Mortgage-Backed Securities Trust
2.751% due 10/25/2035	1,893	1,838
2.760% due 03/25/2036	347	342
2.830% due 03/25/2036 ^	189	180
2.851% due 01/25/2035	780	761
2.852% due 04/25/2036	1,093	1,057
2.855% due 03/25/2036	405	398
2.855% due 03/25/2036 ^	4,136	3,875
2.868% due 04/25/2036	872	863
2.896% due 06/25/2035	1,385	1,412
2.900% due 09/25/2034	744	758
3.194% due 04/25/2036	1,830	1,687

Total Non-Agency Mortgage-Backed Securities (Cost $237,909)		254,403

ASSET-BACKED SECURITIES 1.0%
ACE Securities Corp. Home Equity Loan Trust
0.513% due 10/25/2036	45	25
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.233% due 05/25/2034	2,008	1,871
Asset-Backed Securities Corp. Home Equity Loan Trust
1.398% due 09/25/2034	1,517	1,414
Bayview Opportunity Master Fund Trust
4.350% due 01/28/2031	967	972
Bear Stearns Asset-Backed Securities Trust
1.453% due 10/25/2037	2,129	1,977
Citigroup Mortgage Loan Trust, Inc.
0.533% due 01/25/2037	90	58
Countrywide Asset-Backed Certificates
0.743% due 08/25/2036	2,196	1,981
4.329% due 04/25/2036	610	619
Countrywide Asset-Backed Certificates Trust
0.603% due 02/25/2037	1,258	1,207
Equity One Mortgage Pass-Through Trust
1.053% due 04/25/2034	44	37
GSAA Home Equity Trust
0.753% due 03/25/2037	1,117	654
GSAMP Trust
0.823% due 03/25/2047	2,500	1,632
HSI Asset Securitization Corp. Trust
0.723% due 02/25/2036	2,381	2,101

JPMorgan Mortgage Acquisition Trust
0.603% due 07/25/2036		23,013	22,176
Morgan Stanley ABS Capital, Inc. Trust
0.513% due 05/25/2037		1,134	711
1.158% due 07/25/2035		350	331
Morgan Stanley Home Equity Loan Trust
1.158% due 12/25/2034		109	109
Morgan Stanley Mortgage Loan Trust
0.813% due 04/25/2037		995	477
Mountain View Funding CLO Ltd.
0.888% due 04/15/2019		402	402
NovaStar Mortgage Funding Trust
0.923% due 01/25/2036		5,264	4,271
Option One Mortgage Loan Trust
1.253% due 02/25/2035		454	453
Park Place Securities, Inc.
1.143% due 05/25/2035		1,100	1,050
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.953% due 07/25/2035		469	465
1.428% due 10/25/2034		1,914	1,899
1.443% due 09/25/2034		977	932
Popular ABS Mortgage Pass-Through Trust
0.883% due 06/25/2035		3,369	3,296
Soundview Home Loan Trust
0.513% due 11/25/2036		598	239
0.593% due 12/25/2036		235	234
0.923% due 11/25/2035		15,000	12,729
Structured Asset Investment Loan Trust
0.813% due 10/25/2035		664	654

Total Asset-Backed Securities (Cost $60,927)			64,976

SOVEREIGN ISSUES 13.4%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	9,300	10,811
Autonomous Community of Valencia
4.900% due 03/17/2020		5,800	7,384
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	754,500	226,995
0.000% due 01/01/2017 (b)		455,200	132,705
France Government International Bond
0.250% due 07/25/2018 (d)	EUR	208	238
1.850% due 07/25/2027 (d)		11,108	16,013
Italy Buoni Poliennali Del Tesoro
1.250% due 09/15/2032 (d)		8,883	10,396
2.350% due 09/15/2024 (d)		31,067	39,652
2.550% due 09/15/2041 (d)		1,628	2,343
3.100% due 09/15/2026 (d)		3,179	4,371
Japan Government International Bond
0.100% due 03/10/2026 (d)	JPY	1,174,666	12,206
0.300% due 09/20/2016		2,580,000	25,014
Mexico Government International Bond
4.460% due 06/29/2017	MXN	96,400	5,339
4.500% due 12/04/2025 (d)		444,062	27,742
4.500% due 11/22/2035 (d)		349,650	22,275
4.750% due 06/14/2018		260,655	14,237
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	56,163	41,864
2.500% due 09/20/2035 (d)		3,929	3,151
New Zealand Government International Bond
5.500% due 04/15/2023		47,000	40,828
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	1,100,000	10,080
4.500% due 07/03/2017		480,000	4,398
4.750% due 04/17/2019	EUR	13,414	13,502
5.000% due 08/22/2016	JPY	1,120,000	10,805
United Kingdom Gilt
0.125% due 03/22/2024 (d)	GBP	119,148	181,979
0.125% due 03/22/2044 (d)		1,434	2,821
0.125% due 03/22/2046 (d)		4,279	8,634
0.125% due 03/22/2058 (d)		1,083	2,684

Total Sovereign Issues (Cost $874,775)			878,467

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
GMAC Capital Trust
6.411% due 02/15/2040		428,250	10,629

Total Preferred Securities (Cost $10,706)			10,629

SHORT-TERM INSTRUMENTS 3.5%
REPURCHASE AGREEMENTS (f) 1.0%
			68,907

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 0.8%
(0.300)% due 08/15/2016 (b)(c)	JPY	5,790,000	56,086

U.S. TREASURY BILLS 1.7%
0.248% due 07/21/2016 - 12/08/2016 (a)(b)(i)(k)†		$110,400	110,326

Total Short-Term Instruments (Cost $233,888)			235,319

Total Investments in Securities (Cost $8,198,412)			8,311,398

	SHARES
INVESTMENTS IN AFFILIATES 8.4%
SHORT-TERM INSTRUMENTS 8.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.4%
PIMCO Short-Term Floating NAV Portfolio III		56,010,927	553,612

Total Short-Term Instruments (Cost $553,595)			553,612

Total Investments in Affiliates (Cost $553,595)			553,612

Total Investments 135.0% (Cost $8,752,007)			$8,865,010
Financial Derivative Instruments (h)(j) 0.0% (Cost or Premiums, net $593)			(487)
Other Assets and Liabilities, net (35.0)%			(2,298,042)

Net Assets 100.0%			$6,566,481

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund I, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.700	% †	06/30/2016	07/01/2016	$57,800	U.S. Treasury Notes 1.250% due 06/30/2023	$(59,034)	$57,800	$57,801
	0.750	†	06/30/2016	07/01/2016	1,700	U.S. Treasury Notes 1.250% due 06/30/2023	(1,737)	1,700	1,700
SSB	0.010	†	06/30/2016	07/01/2016	9,407	U.S. Treasury Notes 0.750% - 1.000% due 12/31/2017 - 05/15/2018	(9,599)	9,407	9,407

Total Repurchase Agreements							$(70,370)	$68,907	$68,908

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)		Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.650	% †	06/22/2016	07/06/2016	$(30,782)	$(30,787)
BSN	0.580		05/13/2016	07/07/2016	(8,305)	(8,311)
	0.580		05/13/2016	07/18/2016	(15,348)	(15,360)
	0.580	†	05/25/2016	07/12/2016	(12,416)	(12,423)
	0.580	†	05/25/2016	07/18/2016	(6,373)	(6,377)
	0.580	†	05/26/2016	07/15/2016	(3,080)	(3,082)
	0.580	†	05/26/2016	07/18/2016	(12,100)	(12,107)
	0.580	†	06/22/2016	07/18/2016	(22,225)	(22,228)
	0.590		05/06/2016	07/21/2016	(31,590)	(31,619)
	0.620		05/13/2016	10/07/2016	(6,800)	(6,806)
	0.620		05/13/2016	10/11/2016	(4,356)	(4,360)
	0.620	†	05/26/2016	10/11/2016	(55,856)	(55,890)
DEU	0.610	†	06/27/2016	07/11/2016	(15,069)	(15,070)
GRE	0.630	†	06/22/2016	07/18/2016	(10,001)	(10,003)
	0.640	†	06/01/2016	07/01/2016	(1,475)	(1,475)
IND	0.550		04/27/2016	07/05/2016	(13,865)	(13,879)
	0.550	†	05/25/2016	07/05/2016	(13,844)	(13,852)
	0.560		04/21/2016	07/05/2016	(1,144)	(1,145)
	0.560		05/13/2016	07/05/2016	(20,294)	(20,309)
	0.560	†	06/27/2016	07/05/2016	(1,898)	(1,898)
	0.580	†	06/24/2016	07/08/2016	(22,558)	(22,561)
	0.640		01/06/2016	07/06/2016	(114,015)	(114,374)
	0.640		05/13/2016	07/06/2016	(1,275)	(1,276)
	0.650	†	06/29/2016	07/06/2016	(7,040)	(7,041)
JPS	0.550	†	05/23/2016	07/21/2016	(17,600)	(17,611)
	0.720		05/13/2016	07/08/2016	(12,510)	(12,522)
	0.750		01/13/2016	07/13/2016	(138,409)	(138,899)
RDR	0.590		05/09/2016	07/08/2016	(50,040)	(50,083)
	0.590		05/09/2016	07/11/2016	(72,975)	(73,038)
	0.600		04/07/2016	07/07/2016	(156,375)	(156,597)
	0.600		04/19/2016	07/19/2016	(199,607)	(199,850)
	0.600		04/22/2016	07/21/2016	(334,880)	(335,271)
	0.600		05/04/2016	07/14/2016	(104,250)	(104,351)
	0.600	†	05/23/2016	07/08/2016	(14,316)	(14,326)
	0.600	†	06/10/2016	07/11/2016	(43,950)	(43,965)
SGY	0.450		06/28/2016	07/12/2016	(76,797)	(76,800)

Total Reverse Repurchase Agreements						$(1,655,546)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)		Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	(0.500)%		06/30/2016	07/01/2016	$(57,793)	$(57,792)
GSC	0.460		05/11/2016	07/11/2016	(71,215)	(71,271)
TDM	0.850	†	06/29/2016	07/06/2016	(4,134)	(4,134)

Total Sale-Buyback Transactions						$(133,197)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(1,936,448) at a weighted average interest rate of 0.584%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	07/01/2046	$46,000	$0	$0
Fannie Mae, TBA †	3.500	07/01/2046	2,000	(2,091)	(2,110)
Fannie Mae, TBA	4.000	07/01/2046	10,000	(10,667)	(10,721)

Total Short Sales				$(12,758)	$(12,831)

(g)	Securities with an aggregate market value of $1,812,529 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Crude December Futures †	$55.000	11/15/2017	107	$366	$751
Call - NYMEX Crude December Futures †	56.000	11/15/2017	85	289	558
Call - NYMEX Crude December Futures †	61.000	11/15/2017	46	146	212
Call - NYMEX Natural Gas April Futures †	3.100	03/28/2017	20	75	63
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2017	20	75	71
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2017	20	74	105
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2017	20	74	114
Call - NYMEX Natural Gas January Futures †	3.100	12/27/2016	20	74	108
Call - NYMEX Natural Gas July Futures †	3.100	06/27/2017	20	74	68
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2017	20	74	63
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2017	20	74	113
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2017	20	74	59
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2017	20	74	85
Call - NYMEX Natural Gas October Futures †	3.100	09/26/2017	20	74	77
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2017	20	74	72

				$1,691	$2,519

Total Purchased Options				$1,691	$2,519

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYB Cotton September Futures †	$69.000	08/19/2016	18	$(8)	$(4)
Call - NYB Cotton September Futures †	70.000	08/19/2016	9	(4)	(1)
Call - NYB Cotton September Futures †	71.000	08/19/2016	2	(1)	0
Call - NYMEX Crude December Futures †	51.000	11/16/2016	107	(203)	(469)
Call - NYMEX Crude December Futures †	53.000	11/16/2016	85	(170)	(293)
Call - NYMEX Crude December Futures †	55.000	11/16/2016	46	(92)	(123)
Call - NYMEX Crude September Futures †	55.000	08/17/2016	44	(48)	(25)
Call - NYMEX Crude September Futures †	56.000	08/17/2016	44	(38)	(18)
Call - NYMEX Gasoline December Futures †	165.000	11/25/2016	86	(256)	(177)
Call - NYMEX Gasoline November Futures †	165.000	10/26/2016	22	(51)	(38)
Call - NYMEX Gasoline November Futures †	170.000	10/26/2016	33	(69)	(45)
Put - NYMEX Natural Gas April Futures †	2.600	03/28/2017	20	(30)	(25)
Call - NYMEX Natural Gas April Futures †	3.600	03/28/2017	20	(41)	(30)
Put - NYMEX Natural Gas August Futures †	2.350	07/26/2016	22	(3)	(1)
Call - NYMEX Natural Gas August Futures †	3.000	07/26/2016	56	(20)	(49)
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2016	22	(8)	(12)
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2017	20	(30)	(28)
Call - NYMEX Natural Gas August Futures †	3.600	07/26/2017	20	(41)	(37)
Put - NYMEX Natural Gas December Futures †	2.250	11/25/2016	180	(218)	(31)
Put - NYMEX Natural Gas December Futures †	2.350	11/25/2016	230	(302)	(55)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2017	20	(30)	(30)
Call - NYMEX Natural Gas December Futures †	3.600	11/27/2017	20	(41)	(65)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2017	20	(30)	(17)
Call - NYMEX Natural Gas February Futures †	3.600	01/26/2017	20	(42)	(69)
Put - NYMEX Natural Gas January Futures †	2.600	12/27/2016	20	(30)	(11)
Call - NYMEX Natural Gas January Futures †	3.600	12/27/2016	20	(42)	(60)
Put - NYMEX Natural Gas July Futures †	2.600	06/27/2017	20	(30)	(27)
Call - NYMEX Natural Gas July Futures †	3.600	06/27/2017	20	(42)	(34)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2017	20	(30)	(27)
Call - NYMEX Natural Gas June Futures †	3.600	05/25/2017	20	(42)	(31)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2017	20	(30)	(23)
Call - NYMEX Natural Gas March Futures †	3.600	02/23/2017	20	(42)	(72)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2017	20	(30)	(27)
Call - NYMEX Natural Gas May Futures †	3.600	04/25/2017	20	(42)	(28)
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2017	20	(30)	(32)
Call - NYMEX Natural Gas November Futures †	3.600	10/26/2017	20	(42)	(50)
Put - NYMEX Natural Gas October Futures †	2.600	09/26/2017	20	(30)	(32)
Call - NYMEX Natural Gas October Futures †	3.600	09/26/2017	20	(42)	(43)
Put - NYMEX Natural Gas September Futures †	2.200	08/26/2016	49	(24)	(6)
Put - NYMEX Natural Gas September Futures †	2.250	08/26/2016	46	(20)	(7)
Put - NYMEX Natural Gas September Futures †	2.300	08/26/2016	11	(5)	(2)
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2017	20	(30)	(32)
Call - NYMEX Natural Gas September Futures †	3.600	08/28/2017	20	(42)	(39)

				$(2,401)	$(2,225)

Total Written Options				$(2,401)	$(2,225)

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	2,084	$1,010	$78	$0
90-Day Eurodollar December Futures	Short	12/2017	2,084	(1,545)	0	(104)
Aluminum October Futures †	Short	10/2016	1,014	(342)	0	0
Arabica Coffee December Futures †	Short	12/2016	110	(918)	0	(45)
Arabica Coffee March Futures †	Short	03/2017	26	(59)	0	(10)
Arabica Coffee May Futures †	Long	05/2017	26	59	10	0
Brent (ICE) Calendar Swap Futures April Futures †	Short	04/2017	3	(17)	5	0
Brent (ICE) Calendar Swap Futures August Futures †	Short	08/2017	3	(19)	5	0
Brent (ICE) Calendar Swap Futures December Futures †	Short	12/2017	3	(22)	4	0
Brent (ICE) Calendar Swap Futures February Futures †	Short	02/2017	3	(15)	5	0
Brent (ICE) Calendar Swap Futures January Futures †	Short	01/2017	3	(14)	5	0
Brent (ICE) Calendar Swap Futures July Futures †	Short	07/2017	3	(19)	5	0
Brent (ICE) Calendar Swap Futures June Futures †	Short	06/2017	3	(18)	5	0
Brent (ICE) Calendar Swap Futures March Futures †	Short	03/2017	3	(16)	5	0
Brent (ICE) Calendar Swap Futures May Futures †	Short	05/2017	3	(18)	5	0
Brent (ICE) Calendar Swap Futures November Futures †	Short	11/2017	3	(21)	5	0
Brent (ICE) Calendar Swap Futures October Futures †	Short	10/2017	3	(20)	5	0
Brent (ICE) Calendar Swap Futures September Futures †	Short	09/2017	3	(20)	5	0
Brent Crude December Futures †	Short	10/2016	99	(5)	259	0
Brent Crude December Futures †	Long	10/2017	864	2,590	0	(1,287)
Brent Crude June Futures †	Short	04/2017	66	(21)	106	0
Brent Crude June Futures †	Short	04/2018	257	(1,743)	350	0
Brent Crude March Futures †	Long	01/2017	69	59	0	(151)
Brent Crude March Futures †	Short	01/2018	81	(7)	127	0
Brent Crude November Futures †	Short	09/2016	26	(16)	43	0
Brent Crude October Futures †	Long	08/2016	13	(21)	0	(46)
Brent Crude September Futures †	Long	07/2016	136	(54)	0	(256)
Brent Crude September Futures †	Short	07/2017	497	(2,291)	775	0
Brent Crude September Futures †	Long	07/2018	8	0	0	(3)
Call Options Strike @ EUR 168.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2016	365	20	28	(4)
Call Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	197	40	15	0
Call Options Strike @ USD 55.000 on Brent Crude September Futures †	Short	07/2016	88	46	24	0
Call Options Strike @ USD 60.000 on Brent Crude December Futures †	Long	10/2016	22	(15)	0	(8)
Call Options Strike @ USD 60.000 on Brent Crude January Futures †	Long	11/2016	40	(28)	0	(19)
Call Options Strike @ USD 61.000 on Brent Crude January Futures †	Long	11/2016	46	(49)	0	(19)
Call Options Strike @ USD 62.000 on Brent Crude December Futures †	Long	10/2016	33	(31)	0	(9)
Chicago Ethanol (Platts) December Futures †	Long	12/2016	71	261	0	0
Cocoa December Futures †	Long	12/2016	206	498	0	(33)
Cocoa July Futures †	Short	07/2016	121	(285)	31	0
Cocoa March Futures †	Long	03/2017	240	(683)	0	(154)
Cocoa March Futures †	Short	03/2017	27	(45)	4	0
Cocoa May Futures †	Long	05/2017	27	42	0	(4)
Cocoa September Futures †	Short	09/2016	240	38	170	0
Cocoa September Futures †	Short	09/2016	85	0	5	(2)
Copper October Futures †	Long	10/2016	213	37	0	0
Copper September Futures †	Short	09/2016	35	(98)	0	(8)
Corn December Futures †	Long	12/2016	389	(715)	0	(218)
Corn July Futures †	Short	07/2017	49	103	20	0
Corn March Futures †	Long	03/2017	95	(348)	0	(51)
Corn May Futures May Futures †	Long	05/2017	49	(108)	0	(24)
Corn September Futures †	Short	09/2016	921	2,269	554	0
Cotton No. 2 December Futures †	Short	12/2016	72	60	61	0
Cotton No. 2 March Futures †	Long	03/2017	72	54	0	(58)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	632	(888)	0	(659)
Euro-Bund 10-Year Bond September Futures	Short	09/2016	265	(726)	0	(76)
Euro-OAT France Government 10-Year Bond September Futures	Short	09/2016	110	(353)	0	(76)
Euro-Rapeseed November Futures †	Long	10/2016	137	41	21	(14)
European Gasoil Crack Spread Swap April Futures †	Long	04/2017	15	(1)	11	0
European Gasoil Crack Spread Swap December Futures †	Short	12/2017	15	3	0	(10)
European Gasoil Crack Spread Swap June Futures †	Long	06/2017	15	2	11	0
European Gasoil Crack Spread Swap May Futures †	Long	05/2017	15	0	11	0
European Gasoil Crack Spread Swap November Futures †	Short	11/2017	15	4	0	(10)
European Gasoil Crack Spread Swap October Futures †	Short	10/2017	15	3	0	(10)
Gas Oil December Futures †	Long	12/2016	88	9	0	(62)
Gas Oil December Futures †	Long	12/2017	268	1,401	0	(154)
Gas Oil June Futures †	Short	06/2017	134	(722)	87	0
Gas Oil June Futures †	Short	06/2018	134	(656)	70	0
Gas Oil October Futures †	Short	10/2016	391	226	284	0
Gas Oil September Futures †	Short	09/2016	88	4	64	0
Gold 100 oz. December Futures †	Short	12/2016	76	(695)	49	0
Gold 100 oz. October Futures †	Short	10/2016	456	(2,120)	287	0
Hard Red Spring Wheat December Futures †	Long	12/2016	38	(55)	2	0
Hard Red Winter Wheat December Futures †	Long	12/2016	52	(102)	6	0
Hard Red Winter Wheat July Futures †	Long	07/2017	31	(12)	3	0
Hard Red Winter Wheat September Futures †	Long	09/2016	84	(246)	12	0
Henry Hub Natural Gas April Futures †	Long	03/2017	570	708	57	0
Henry Hub Natural Gas April Futures †	Long	03/2018	240	131	8	0
Henry Hub Natural Gas July Futures †	Long	06/2018	24	(5)	0	0
Henry Hub Natural Gas March Futures †	Short	02/2017	589	(913)	0	(50)
Henry Hub Natural Gas March Futures †	Short	02/2018	248	(213)	0	(19)
Henry Hub Natural Gas Swap April Futures †	Long	03/2017	820	953	82	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2018	656	128	21	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	4	(17)	0	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2018	24	(5)	0	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	3	(13)	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	14	26	1	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2018	24	8	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	2	(9)	0	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2018	24	22	2	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	4	(17)	0	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2017	24	24	2	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	5	(21)	0	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	3	(13)	0	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2018	24	(7)	0	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	3	(13)	0	0
Henry Hub Natural Gas Swap March Futures †	Short	02/2017	820	(1,200)	0	(70)
Henry Hub Natural Gas Swap March Futures †	Short	02/2018	320	(54)	0	(25)
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	4	(17)	0	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2018	24	(9)	0	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	4	(17)	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	18	22	2	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2018	24	(1)	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	2	(9)	0	0
Henry Hub Natural Gas Swap October Futures †	Short	09/2017	288	(351)	0	(32)
Henry Hub Natural Gas Swap October Futures †	Long	09/2018	24	(5)	0	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	2	(9)	0	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2018	24	(6)	0	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	3	(13)	0	0
Japan Government 10-Year Bond September Futures	Short	09/2016	12	(105)	7	(10)
Lead October Futures †	Long	10/2016	325	146	0	0
Live Cattle December Futures †	Short	12/2016	9	8	0	(2)
Live Cattle February Futures †	Long	02/2017	9	(7)	2	0
LLS (Argus) versus WTI Spread Calendar Swap August Futures †	Long	08/2016	48	(19)	2	0
LLS (Argus) versus WTI Spread Calendar Swap December Futures †	Long	12/2016	48	(26)	2	0
LLS (Argus) versus WTI Spread Calendar Swap July Futures †	Long	07/2016	48	(13)	2	0
LLS (Argus) versus WTI Spread Calendar Swap November Futures †	Long	11/2016	48	(26)	2	0
LLS (Argus) versus WTI Spread Calendar Swap October Futures †	Long	10/2016	48	(26)	2	0
LLS (Argus) versus WTI Spread Calendar Swap September Futures †	Long	09/2016	48	(22)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap April Futures †	Short	04/2017	17	(26)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap August Futures †	Short	08/2017	17	(35)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap December Futures †	Short	12/2017	17	(48)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap February Futures †	Short	02/2017	17	(26)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap January Futures †	Short	01/2017	17	(24)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap July Futures †	Short	07/2017	17	(32)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	17	(30)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap March Futures †	Short	03/2017	17	(27)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap May Futures †	Short	05/2017	17	(28)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap November Futures †	Short	11/2017	17	(45)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap October Futures †	Short	10/2017	17	(42)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap September Futures †	Short	09/2017	17	(39)	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	Long	04/2017	17	33	0	(10)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	Long	08/2017	17	41	0	(9)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	Long	12/2017	17	57	0	(9)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap Febuary Futures †	Long	02/2017	17	64	0	(10)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures †	Long	01/2017	17	68	0	(11)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	Long	07/2017	17	37	0	(9)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	66	(90)	36	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures †	Long	03/2017	100	168	0	(58)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	Long	05/2017	17	32	0	(9)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	Long	11/2017	17	53	0	(9)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	Long	10/2017	17	49	0	(9)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	Long	09/2017	17	45	0	(9)
Natural Gas April Futures †	Long	03/2017	439	1,810	176	0
Natural Gas April Futures †	Long	03/2018	100	219	13	0
Natural Gas December Futures †	Short	11/2016	99	(300)	0	(42)
Natural Gas January Futures †	Short	12/2016	423	(1,000)	0	(156)
Natural Gas June Futures †	Long	05/2017	180	120	74	0
Natural Gas March Futures †	Short	02/2017	269	(994)	0	(91)
Natural Gas March Futures †	Short	02/2018	41	(102)	0	(13)
Natural Gas May Futures †	Long	04/2017	73	84	29	0
Natural Gas October Futures †	Short	09/2016	751	(1,730)	0	(408)
Natural Gas October Futures †	Short	09/2017	59	(262)	0	(26)
Natural Gas September Futures †	Long	08/2016	87	43	65	0
New York Harbor ULSD August Futures †	Long	07/2016	50	(59)	0	(121)
New York Harbor ULSD Crack Spread April Futures †	Long	04/2017	18	0	0	(3)
New York Harbor ULSD Crack Spread December Futures †	Short	12/2017	18	5	5	0
New York Harbor ULSD Crack Spread June Futures †	Long	06/2017	18	2	0	(3)
New York Harbor ULSD Crack Spread May Futures †	Long	05/2017	18	(1)	0	(4)
New York Harbor ULSD Crack Spread November Futures †	Short	11/2017	18	7	5	0
New York Harbor ULSD Crack Spread October Futures †	Short	10/2017	18	10	5	0
New York Harbor ULSD December Futures †	Long	11/2016	40	17	0	(79)
New York Harbor ULSD October Futures †	Short	09/2016	238	339	512	0
New York Harbor ULSD September Futures †	Short	08/2016	40	11	92	0
Nickel October Futures †	Long	10/2016	205	6	0	0
Platinum October Futures †	Long	10/2016	916	1,610	495	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	7,542	151	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	1,764	28	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	7,542	(784)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	1,764	(101)	0	(15)
RBOB Gasoline April Futures †	Long	03/2017	25	(41)	0	(38)
RBOB Gasoline August Futures †	Short	07/2016	48	196	75	0
RBOB Gasoline December Futures †	Short	11/2016	58	(22)	61	0
RBOB Gasoline June Futures †	Short	05/2017	28	52	42	0
RBOB Gasoline March Futures †	Long	02/2017	3	(7)	0	(5)
RBOB Gasoline November Futures †	Long	10/2016	31	(71)	0	(43)
RBOB Gasoline October Futures †	Short	09/2016	26	67	60	0
RBOB Gasoline September Futures †	Short	08/2016	18	68	29	0
Silver December Futures †	Short	12/2016	144	(1,517)	0	(156)
Soybean August Futures †	Short	08/2016	42	(5)	0	(71)
Soybean March Futures †	Long	03/2017	248	455	392	0
Soybean May Futures †	Long	05/2017	220	999	314	(3)
Soybean Meal August Futures †	Long	08/2016	94	43	88	0
Soybean Meal October Futures †	Short	10/2016	94	(31)	0	(98)
Soybean November Futures †	Long	11/2016	562	2,379	1,145	0
Soybean Oil December Futures †	Short	12/2016	13	7	0	(5)
Soybean Oil March Futures †	Long	03/2017	13	(6)	5	0
Sugar No. 11 March Futures †	Long	02/2017	345	85	0	(228)
Sugar No. 11 October Futures †	Long	09/2016	500	318	0	(381)
U.S. Treasury 5-Year Note September Futures	Long	09/2016	1,464	3,246	114	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	1,524	5,001	0	(119)
U.S. Treasury 30-Year Bond September Futures	Short	09/2016	939	(8,240)	616	0
Wheat December Futures †	Short	12/2016	1,548	4,674	0	(20)
Wheat July Futures †	Short	07/2017	31	15	1	0
Wheat September Futures †	Short	09/2016	84	222	0	(4)
White Sugar August Futures †	Long	07/2016	9	80	0	(7)
White Sugar October Futures †	Long	09/2016	23	23	0	(16)
WTI Crude December Futures †	Short	11/2016	262	(36)	420	0
WTI Crude December Futures †	Short	11/2017	820	(5,347)	1,166	0
WTI Crude December Futures †	Short	11/2018	53	28	60	0
WTI Crude June Futures †	Short	05/2017	119	84	182	0
WTI Crude June Futures †	Short	05/2018	18	(58)	24	0
WTI Crude March Futures †	Long	02/2017	98	121	0	(155)
WTI Crude March Futures †	Long	02/2018	478	2,306	0	(650)
WTI Crude November Futures †	Short	10/2016	172	30	270	0
WTI Crude September Futures †	Long	08/2016	118	(95)	0	(185)
WTI Crude September Futures †	Long	08/2017	590	5,579	0	(873)
Zinc October Futures †	Long	10/2016	161	66	0	0

Total Futures Contracts				$1,604	$10,428	$(7,962)

(1)	Unsettled variation margin asset of $8 for closed futures is outstanding at period end.

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill *	0.900%	04/17/2018	CAD	120,100	$51	$16	$3	$0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		$153,000	(1,831)	107	0	(31)
Receive	3-Month USD-LIBOR *	0.996	04/05/2018		92,500	(212)	(212)	0	(19)
Pay	3-Month USD-LIBOR	1.250	06/15/2018		170,800	1,745	1,843	49	0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		49,900	3,538	3,192	0	(33)
Receive	3-Month USD-LIBOR *	3.000	09/16/2025		90,400	(5,407)	(5,138)	181	0
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		501,800	(24,867)	(22,177)	1,012	0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		541,800	(18,036)	(16,302)	1,115	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		743,600	(20,972)	(16,297)	1,533	0
Receive	3-Month USD-LIBOR †	2.250	06/15/2026		5,100	(415)	(271)	12	0
Receive	3-Month USD-LIBOR *†	1.750	12/21/2026		69,300	(1,818)	(919)	28	0
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026	GBP	170,500	(10,555)	(11,684)	139	(312)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		400	(109)	(68)	0	(3)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	2,140,000	(1,746)	(870)	6	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		1,850,000	(7,195)	(2,777)	414	0

						$(87,829)	$(71,557)	$4,492	$(398)

Total Swap Agreements						$(87,829)	$(71,557)	$4,492	$(398)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $93,651 and cash of $7,451 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016		$	183,270	EUR	166,307	$1,289	$0
	07/2016			80,981	NZD	114,527	791	0
	08/2016		EUR	166,307	$	183,466	0	(1,281)
	08/2016		NZD	114,527		80,865	0	(790)
	08/2016	†	$	808	EUR	729	2	0
	08/2016			405	TWD	13,122	3	0
	10/2016		BRL	63,200	$	16,037	0	(3,104)
	04/2017		DKK	22,686		3,435	12	0
BPS	07/2016		BRL	95,195		27,933	0	(1,702)
	07/2016		EUR	7,448		8,364	99	0
	07/2016		GBP	5,564		8,170	763	0
	07/2016		JPY	3,843,766		34,886	0	(2,336)
	07/2016		$	29,657	BRL	95,195	0	(23)
	08/2016			27,716		95,195	1,661	0
	08/2016	†		869	EUR	787	6	0
	10/2016		BRL	31,000	$	7,469	0	(1,919)
	01/2017			74,800		17,225	0	(4,837)
	01/2017		DKK	48,278		7,390	134	0
	04/2017			122,455		18,706	230	0
BRC	07/2016		$	55,826	EUR	50,476	189	0
	08/2016		EUR	50,476	$	55,884	0	(189)
	08/2016		$	180	INR	12,130	0	(1)
CBK	07/2016		BRL	120,200	$	32,094	0	(5,324)
	07/2016		EUR	3,933		4,394	30	0
	07/2016		GBP	3,745		5,318	333	0
	07/2016		JPY	209,800		1,947	0	(84)
	07/2016		$	37,448	BRL	120,200	0	(29)
	07/2016			1,070	EUR	954	0	(11)
	07/2016			4,682	GBP	3,163	0	(471)
	08/2016	†	EUR	3,163	$	3,547	35	(2)
	08/2016		PLN	436		112	2	0
	08/2016	†	$	7,631	CAD	9,871	10	0
	08/2016			28,718	MXN	521,613	51	(378)
	08/2016			157	SGD	213	1	0
	10/2016		BRL	32,500	$	7,874	0	(1,969)
	01/2017		$	2,327	COP	7,046,410	0	(9)
DUB	01/2017		BRL	91,900	$	21,241	0	(5,865)
GLM	07/2016		$	5,034	GBP	3,461	0	(427)
	08/2016		AUD	10,128	$	7,424	0	(119)
	08/2016	†	$	2,920	EUR	2,556	0	(80)
	08/2016			181	KRW	209,747	1	0
	01/2017		BRL	151,300	$	35,397	0	(9,229)
HUS	07/2016			144,320		39,199	4	(5,732)
	07/2016		$	39,651	BRL	144,320	5,277	0
	08/2016		MXN	1,342,034	$	74,208	1,163	0
JPM	07/2016		BRL	95,195		29,657	23	0
	07/2016		CAD	10,237		7,807	0	(116)
	07/2016		EUR	6,280		7,076	107	0
	07/2016		GBP	13,247		18,624	989	0
	07/2016		JPY	8,579,900		81,261	0	(1,825)
	07/2016		NZD	114,527		77,099	0	(4,674)
	07/2016		$	26,148	BRL	95,195	3,486	0
	07/2016			5,589	GBP	3,971	14	(317)
	08/2016	†	EUR	517	$	588	14	0
	08/2016	†	$	871	EUR	772	0	(13)
	10/2016		BRL	627,800	$	167,762	0	(22,374)
	01/2017			137,200		32,275	0	(8,192)
	01/2017		CNH	22,259		3,210	0	(102)
MSB	07/2016		BRL	105,480		32,862	26	0
	07/2016		GBP	164,258		241,375	22,707	0
	07/2016		$	29,051	BRL	105,480	3,785	0
SCX	07/2016		EUR	150,930	$	168,975	1,481	0
	07/2016		$	123,979	JPY	12,633,466	0	(1,639)
	08/2016	†	GBP	1,195	$	1,723	132	0
	08/2016		JPY	12,633,466		124,109	1,665	0
	01/2017		CNH	180,967		26,263	0	(660)
SOG	07/2016		$	7,838	CAD	10,237	85	0
	08/2016		CAD	10,237	$	7,839	0	(86)
	08/2016	†	EUR	1,572		1,754	7	0
	08/2016		ZAR	1,255		81	0	(3)
TOR	07/2016		$	236,838	GBP	176,219	0	(2,247)
	08/2016		GBP	176,219	$	236,898	2,250	0
	01/2017		BRL	90,400		20,668	0	(5,996)
UAG	07/2016		EUR	50,476		55,635	0	(381)
	07/2016		$	1,513	EUR	1,330	0	(38)
	08/2016		CNH	355,044	$	54,250	1,067	0
	08/2016	†	EUR	213		236	0	(1)
	08/2016		HUF	59,087		217	10	0
	08/2016		$	482	MYR	1,961	9	0
	01/2017		DKK	158,680	$	24,250	401	0

Total Forward Foreign Currency Contracts							$50,344	$(94,575)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC USD versus JPY	JPY	111.500	07/07/2016	$12,510	$80	$0
FBF	Call - OTC USD versus JPY		111.500	07/07/2016	17,530	191	0

						$271	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016		$926,200	$316	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		616,900	537	50
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016		58,500	480	480
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.780	07/21/2016		104,100	224	16
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		1,579,000	505	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		11,500	1,149	1,416
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		11,500	1,149	939
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018		43,000	2,933	1,547
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	12/05/2016		135,300	988	20
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016		625,800	196	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		654,800	246	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		1,324,200	1,177	107
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100	09/28/2016		265,300	902	820
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.300	11/14/2016	JPY	7,340,000	297	165
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016		$77,600	654	599
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018		30,700	2,824	1,565
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018		8,700	870	457
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018		8,700	912	480
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019		65,700	6,197	3,997
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	08/08/2016		1,032,800	362	5
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		28,500	2,852	3,509
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		28,500	2,851	2,328
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		798,100	255	0

								$28,876	$18,500

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor	1.600%	3-Month USD-LIBOR	12/06/2019	$265,400	$3,716	$4,365
NGF	Call - OTC 2-Year Interest Rate Floor	1.600	3-Month USD-LIBOR	12/06/2019	264,500	3,676	4,351

						$7,392	$8,716

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC Brent Crude Spread December Futures †	$	60.000	12/31/2016	$24	$59	$48
JPM	Call - OTC Brent Crude Spread December Futures †		60.000	12/31/2016	66	151	132

						$210	$180

Total Purchased Options						$36,749	$27,396

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250%	09/21/2016	EUR	31,800	$(110)	$(48)
GST	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.700	07/20/2016		130,800	(133)	(51)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	07/20/2016		130,800	(240)	(95)
JPM	Call - OTC CDX.IG-26 5-Year Index	Buy	0.750	07/20/2016		$47,000	(40)	(34)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.000	07/20/2016		47,000	(57)	(7)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.200	09/21/2016		32,000	(48)	(21)

							$(628)	$(256)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC EUR versus USD		$1.140	07/01/2016	EUR	30,080	$(107)	$0
	Put - OTC USD versus JPY	JPY	101.200	09/15/2016		$40,120	(411)	(641)
DUB	Put - OTC USD versus JPY		104.800	07/07/2016		12,510	(94)	(201)
FBF	Put - OTC USD versus JPY		104.800	07/07/2016		17,530	(75)	(281)
JPM	Call - OTC EUR versus USD		$1.165	09/15/2016	EUR	33,620	(293)	(115)
	Call - OTC USD versus MXN	MXN	19.000	08/11/2016		$25,020	(283)	(226)
MSB	Put - OTC EUR versus USD		$1.085	08/03/2016	EUR	30,100	(135)	(135)

							$(1,398)	$(1,599)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA Index	218.803	Maximum of [(1 + 0.000)%[10] - (Final Index/Initial Index)] or 0	02/11/2021	$85,000	$(863)	$(24)
	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	18,900	(163)	(48)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000)%[10] - (Final Index/Initial Index)] or 0	04/07/2020	325,100	(2,907)	(33)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000)%[10] - (Final Index/Initial Index)] or 0	09/29/2020	33,400	(431)	(5)
GLM	Cap - OTC CPALEMU Index	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	(1,428)	(224)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	25,800	(179)	(8)
	Floor - OTC YOY CPURNSA Index	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	109,200	(1,234)	(1,048)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	40,600	(749)	(474)

						$(7,954)	$(1,864)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap *	6-Month GBP-LIBOR	Pay	2.185%	08/12/2016	GBP	16,700	$(94)	$(1)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.400	07/21/2016		$101,900	(130)	(5)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.850	07/25/2016		59,800	(94)	(284)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.250	07/25/2016		59,800	(94)	(9)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770	12/21/2016		117,000	(480)	(480)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.230	07/21/2016		20,500	(94)	(10)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/23/2018		215,000	(3,027)	(1,410)
FBF	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016		135,300	(1,076)	(3,701)
GLM	Call - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	0.890	09/28/2016		530,600	(929)	(805)
MYC	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.000	07/25/2016		41,100	(123)	(383)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.500	07/25/2016		16,100	(70)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016		155,200	(662)	(590)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018		142,700	(2,831)	(1,277)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018		40,500	(870)	(385)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018		40,500	(913)	(401)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019		310,300	(6,221)	(3,501)

								$(17,708)	$(13,242)

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor	0.943%	3-Month USD-LIBOR	12/06/2019	$530,800	$(3,715)	$(4,181)
NGF	Call - OTC 2-Year Interest Rate Floor	0.943	3-Month USD-LIBOR	12/06/2019	529,000	(3,680)	(4,166)

						$(7,395)	$(8,347)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC Gasoline December Futures †	$165.000	12/31/2016	$10	$(71)	$(44)
	Call - OTC Platgold Spread July Future †	230.000	07/15/2016	1	(12)	0
	Put - OTC Platgold Spread July Future †	330.000	07/15/2016	1	(12)	(4)
	Call - OTC Platgold Spread July Future †	175.000	07/28/2016	8	(104)	(1)
JPM	Call - OTC Gasoline December Futures †	165.000	12/31/2016	28	(183)	(121)

					$(382)	$(170)

Options on Indices
Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC SPGCENP Index †	0.702	09/16/2016	$13,750	$(56)	$0
	Call - OTC SPGCEP Index †	1.495	08/18/2016	22,800	(79)	0
	Call - OTC SPGCICP Index †	0.729	08/04/2016	80,880	(316)	0
	Call - OTC SPGCIP Index †	0.760	08/18/2016	26,600	(106)	0
	Call - OTC SPGCNGP Index †	1.742	08/04/2016	13,450	(24)	0
	Call - OTC SPGCNP Index †	1.681	08/18/2016	15,300	(26)	0

					$(607)	$0

Total Written Options					$(36,072)	$(25,478)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	EURMARGIN 1Q17 †	$4.800	03/31/2017	30,000	$0	$(13)	$0	$(13)
	Receive	EURMARGIN 2Q3Q16 †	6.630	09/30/2016	306,000	436	(633)	0	(197)
	Receive	EURMARGIN 3Q16 †	6.090	09/30/2016	12,000	0	(3)	0	(3)
	Receive	EURMARGIN 4Q16 †	4.850	12/31/2016	9,000	(5)	(1)	0	(6)
	Receive	EURMARGIN CAL16 †	6.400	12/31/2016	439,800	(183)	(335)	0	(518)
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	57,600	0	(44)	0	(44)
	Receive	EURSIMP 2H16 †	1.240	12/31/2016	36,000	(5)	(3)	0	(8)
	Pay	GOLDLNPM Index †	1,103.500	09/14/2016	5,500	(105)	(1,093)	0	(1,198)
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	84,000	0	(86)	0	(86)
	Receive	OREXIO 4Q16 †	49.500	12/31/2016	4,500	(27)	20	0	(7)
	Receive	PLATGOLD Index †	338.750	01/06/2017	1,100	0	41	41	0
	Receive	PLTMLNPM Index †	960.100	09/14/2016	5,500	58	290	348	0
GST	Receive	EURMARGIN CAL16 †	5.700	12/31/2016	66,000	0	(32)	0	(32)
	Pay	GOLDLNPM Index †	1,102.000	07/11/2016	500	0	(108)	0	(108)
	Pay	GOLDLNPM Index †	1,114.200	09/01/2016	5,000	0	(1,032)	0	(1,032)
	Pay	GOLDLNPM Index †	1,088.660	01/06/2017	3,000	0	(715)	0	(715)
	Pay	GOLDLNPM Index †	1,091.950	01/06/2017	500	0	(118)	0	(118)
	Receive	OREXIO 4Q16 †	35.500	12/31/2016	15,900	48	148	196	0
	Receive	PLTMLNPM Index †	860.470	07/11/2016	500	0	80	80	0
	Receive	PLTMLNPM Index †	998.950	09/01/2016	5,000	0	122	122	0
	Receive	PLTMLNPM Index †	845.000	01/06/2017	500	0	90	90	0
	Receive	PLTMLNPM Index †	881.030	01/06/2017	3,000	0	435	435	0
JPM	Receive	EURMARGIN 1Q17 †	4.750	03/31/2017	12,000	0	(5)	0	(5)
	Receive	EURMARGIN 2Q3Q16 †	7.690	09/30/2016	120,000	0	(208)	0	(208)
	Receive	EURMARGIN 4Q16 †	3.700	12/31/2016	108,000	14	40	54	0
	Receive	EURMARGIN CAL16 †	6.500	12/31/2016	74,400	(56)	(39)	0	(95)
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	402,000	(120)	(187)	0	(307)
	Receive	EURSIMP CAL17 †	0.770	12/31/2017	72,000	1	(11)	0	(10)
	Receive	NAPGASFO CAL17 †	15.900	12/31/2017	24,000	0	(20)	0	(20)
	Receive	OREXIO 4Q16 †	42.800	12/31/2016	18,000	0	91	91	0
MAC	Pay	Aluminum September Futures †	1,603.000	09/19/2016	225	0	(11)	0	(11)
	Receive	CUAC 4Q16 †	36.250	12/30/2016	882,000	(24)	125	101	0
	Receive	EURSIMP 2H16 †	0.250	12/31/2016	42,000	0	33	33	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	12,000	(13)	1	0	(12)
	Pay	Zinc September Futures †	1,981.000	09/19/2016	225	0	(28)	0	(28)
MYC	Receive	EURMARGIN 1Q17 †	4.660	03/31/2017	42,000	0	(13)	0	(13)
	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	82,800	0	(57)	0	(57)
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	48,000	0	(34)	0	(34)

						$19	$(3,313)	$1,591	$(4,885)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
UAG	Royal Bank of Scotland Group PLC	(1.000)%	12/20/2016	1.236%	$800	$66	$(65)	$1	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.339%	EUR	520	$(4)	$6	$2	$0
CBK	Volkswagen International Finance NV	1.000	03/20/2017	0.393		1,750	19	(10)	9	0
DUB	Italy Government International Bond	1.000	03/20/2019	1.022		$7,100	(123)	121	0	(2)
FBF	Volkswagen International Finance NV	1.000	03/20/2017	0.393	EUR	3,400	37	(19)	18	0

							$(71)	$98	$29	$(2)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	4,400	$1	$533	$534	$0
	Receive	3-Month USD-CPURNSA Index	1.715	04/15/2017		$160,260	0	488	488	0
	Receive	3-Month USD-CPURNSA Index	1.010	10/16/2017		21,300	0	135	135	0
	Receive	3-Month USD-CPURNSA Index	1.580	05/23/2018		99,000	0	(58)	0	(58)
	Receive	3-Month USD-CPURNSA Index	1.565	06/07/2018		10,300	0	(4)	0	(4)
	Receive	3-Month USD-CPURNSA Index	1.493	06/30/2021		37,200	0	173	173	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		500	0	(9)	0	(9)
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	30,300	142	3,276	3,418	0
	Pay	1-Month GBP-UKRPI	3.100	06/15/2031		13,200	(37)	(59)	0	(96)
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	7,400	0	(47)	0	(47)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		3,200	1	(29)	0	(28)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		$11,100	67	(1,510)	0	(1,443)
BRC	Receive	3-Month USD-CPURNSA Index	1.950	09/16/2016		78,400	0	(2,163)	0	(2,163)
	Receive	3-Month USD-CPURNSA Index	2.018	08/19/2017		36,300	(24)	(1,236)	0	(1,260)
CBK	Pay	1-Month GBP-UKRPI	3.190	04/15/2030	GBP	4,700	0	309	309	0
	Pay	1-Month GBP-UKRPI	3.350	05/15/2030		14,000	78	1,390	1,468	0
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		7,100	5	856	861	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		12,300	(41)	1,111	1,070	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		7,300	0	534	534	0
	Pay	1-Month GBP-UKRPI	3.100	06/15/2031		18,200	0	(132)	0	(132)
	Pay	3-Month EUR-EXT-CPI Index	0.830	05/15/2018	EUR	31,600	0	(32)	0	(32)
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018		9,000	(12)	(71)	0	(83)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018		4,100	0	(36)	0	(36)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		7,000	0	(58)	0	(58)
	Receive	3-Month EUR-EXT-CPI Index	0.875	05/15/2021		24,000	0	(137)	0	(137)
	Pay	3-Month EUR-EXT-CPI Index	1.178	05/15/2026		5,600	0	98	98	0
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		3,300	(6)	(23)	0	(29)
DUB	Pay	1-Month GBP-UKRPI	3.350	05/15/2030	GBP	1,300	0	136	136	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		40,600	104	3,427	3,531	0
	Pay	1-Month GBP-UKRPI	3.140	04/15/2031		6,000	(42)	125	83	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	10,500	(1)	(73)	0	(74)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017		3,750	0	(26)	0	(26)
	Pay	3-Month EUR-EXT-CPI Index	0.830	05/15/2018		27,300	0	(27)	0	(27)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		6,500	0	(49)	0	(49)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		17,070	9	(151)	0	(142)
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		1,200	0	(4)	0	(4)
	Receive	3-Month EUR-EXT-CPI Index	0.875	05/15/2021		20,800	0	(119)	0	(119)
	Pay	3-Month EUR-EXT-CPI Index	1.178	05/15/2026		4,900	(2)	88	86	0
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		3,300	(6)	(23)	0	(29)
	Receive	3-Month USD-CPURNSA Index	2.360	01/28/2017		$18,700	0	(948)	0	(948)
	Receive	3-Month USD-CPURNSA Index	1.725	03/04/2019		4,425	0	(63)	0	(63)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	3,000	0	317	317	0
	Pay	1-Month GBP-UKRPI	3.140	04/15/2031		6,300	0	87	87	0
	Receive	3-Month EUR-EXT-CPI Index	0.615	09/15/2018	EUR	1,820	0	(14)	0	(14)
GLM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	5,900	18	648	666	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		35,090	(84)	3,136	3,052	0
	Receive	1-Month GBP-UKRPI	3.145	05/15/2046		14,980	255	(445)	0	(190)
	Receive	1-Month GBP-UKRPI	3.120	06/15/2046		5,300	0	95	95	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	5,630	(1)	(50)	0	(51)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		3,400	0	(30)	0	(30)
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017		$72,600	63	(3,841)	0	(3,778)
	Receive	3-Month USD-CPURNSA Index	2.175	10/01/2018		20,900	41	(1,088)	0	(1,047)
	Receive	3-Month USD-CPURNSA Index	2.205	10/11/2018		40,400	0	(2,093)	0	(2,093)
JPM	Pay	1-Month GBP-UKRPI	3.275	09/15/2030	GBP	4,000	0	293	293	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	14,900	0	(105)	0	(105)
	Receive	3-Month USD-CPURNSA Index	1.890	09/06/2016		$58,000	0	(1,501)	0	(1,501)
MYC	Receive	3-Month EUR-EXT-CPI Index	0.623	09/15/2018	EUR	6,580	1	(54)	0	(53)
RYL	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		$18,300	65	(1,088)	0	(1,023)
	Receive	3-Month USD-CPURNSA Index	1.128	11/02/2017		25,400	0	133	133	0
	Receive	3-Month USD-CPURNSA Index	1.700	10/19/2024		39,500	0	(580)	0	(580)
SOG	Receive	3-Month EUR-EXT-CPI Index	0.680	10/15/2018	EUR	5,400	3	(53)	0	(50)
	Receive	3-Month USD-CPURNSA Index	1.700	04/15/2017		$77,540	0	248	248	0
UAG	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	25,100	0	2,422	2,422	0
	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017	EUR	31,000	15	(196)	0	(181)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		6,300	0	(48)	0	(48)

							$612	$1,785	$20,237	$(17,840)

Total Return Swaps on Commodity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	BCOMTR Index †	3,023,776	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	$539,799	$0	$2,251	$2,251	$0
BPS	Receive	BCOMF1T Index †	570,118	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	197,544	0	1,058	1,058	0
	Receive	BCOMTR Index †	2,197,827	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	392,602	0	1,639	1,639	0
	Receive	BCOMTR1 Index †	3,208,790	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	249,210	0	1,039	1,039	0
	Receive	BCOMTREXW Index †	5,243,591	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	302,066	0	1,117	1,117	0
	Pay	SPGCINP Index †	8,262	-0.050%	08/15/2016	1,199	0	(41)	0	(41)
CBK	Receive	BCOMTR Index †	1,357,742	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	242,382	0	1,013	1,013	0
	Receive	BCOMTR11A Index †	690,799	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	178,546	0	859	859	0
	Receive	BCOMTR2 Index †	2,876,954	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	562,141	0	2,277	2,277	0
	Receive	BCOMTREXW Index †	4,414,500	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	387,911	0	1,423	1,423	0
	Receive	CVICCGD2 Index †	446,777	0.050%	08/15/2016	47,218	0	(3)	0	(3)
	Receive	CVICCGD3 Index †	423,256	0.050%	08/15/2016	47,270	0	(4)	0	(4)
CIB	Receive	BCOMTR Index †	369,575	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	65,976	0	276	276	0
FBF	Receive	BCOMTR Index †	191,336	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	34,157	0	142	142	0
	Receive	CSCU115E Index †	97,786	0.050%	08/15/2016	29,456	0	1,320	1,320	0
	Pay	CSMFHGER Index †	137,642	0.000%	08/15/2016	27,954	0	(1,355)	0	(1,355)
GLM	Receive	BCOMF1T Index †	61,800	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	21,414	0	115	115	0
	Receive	BCOMTR Index †	2,748,980	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	490,743	0	2,049	2,049	0
	Receive	BCOMTR11A Index †	3,127,251	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	745,099	0	3,175	3,175	0
	Receive	BCOMTR2 Index †	1,175,098	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	212,698	0	851	851	0
	Pay	SPGCINP Index †	5,644	-0.050%	08/15/2016	819	0	(28)	0	(28)
JPM	Pay	BCOMLC3T Index †	183,260	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	43,503	0	(198)	0	(198)
	Receive	BCOMLC5 Index †	405,366	0.000%	08/15/2016	50,840	0	(67)	0	(67)
	Pay	BCOMLH3 Index †	243,186	0.000%	08/15/2016	35,290	0	1,412	1,412	0
	Receive	BCOMLH5 Index †	193,071	0.000%	08/15/2016	41,676	0	(1,391)	0	(1,391)
	Receive	BCOMTR Index †	745,113	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	133,016	0	555	555	0
	Receive	BCOMTREXW Index †	736,980	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	44,453	0	165	165	0
	Receive	JMABCTNE Index †	370,900	0.150%	08/15/2016	41,644	0	22	22	0
	Receive	JMABDEWE Index †	72,184	0.300%	08/15/2016	70,482	0	3,500	3,500	0
	Receive	JMABNICP Index †	269,728	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	124,054	0	2,329	2,329	0
MAC	Receive	BCOMTR Index †	1,945,801	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	347,361	0	1,450	1,450	0
	Receive	BCOMTR2 Index †	920,656	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	87,792	0	357	357	0
MYC	Receive	BCOMTR1 Index †	2,407,800	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	475,435	0	1,981	1,981	0
	Receive	BCOMTR2 Index †	1,355,287	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	262,597	0	1,066	1,066	0
RBC	Receive	BCOMTR Index †	601,359	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	107,354	0	448	448	0
SOG	Receive	BCOMTR Index †	279,509	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	49,897	0	208	208	0
	Receive	BCOMTR2 Index †	3,306,863	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	217,019	0	881	881	0
UAG	Receive	BCOMTR Index †	35,000	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	6,248	0	26	26	0

							$0	$31,917	$35,004	$(3,087)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	NYMEX Natural Gas August Futures (7)†	15.288%	07/26/2016	$280	$0	$(4)	$0	$(4)
	Pay	NYMEX Natural Gas August Futures (7)†	16.120	07/26/2016	273	0	0	0	0
GST	Pay	GOLDLNPM Index (7)†	3.901	05/04/2017	6,850	0	19	19	0
	Pay	GOLDLNPM Index (7)†	4.000	05/08/2017	3,300	0	12	12	0
	Pay	GOLDLNPM Index (7)†	7.784	03/24/2020	8,961	0	190	190	0
	Pay	GOLDLNPM Index (7)†	7.840	04/06/2020	4,464	0	96	96	0
	Pay	GOLDLNPM Index (7)†	6.250	04/08/2020	9,600	0	57	57	0
	Pay	GOLDLNPM Index (7)†	7.840	04/09/2020	4,464	0	96	96	0
	Pay	GOLDLNPM Index (7)†	7.896	04/14/2020	4,449	0	98	98	0
	Pay	GOLDLNPM Index (7)†	6.250	04/16/2020	19,950	0	115	115	0
	Pay	GOLDLNPM Index (7)†	7.981	04/22/2020	33,277	0	751	751	0
	Pay	GOLDLNPM Index (7)†	8.585	04/27/2020	17,745	0	503	503	0
	Pay	GOLDLNPM Index (7)†	8.703	04/28/2020	10,000	0	295	295	0
	Pay	GOLDLNPM Index (7)†	7.023	07/29/2020	16,068	0	363	363	0
	Pay	LME Copper December Futures (7)†	5.244	12/07/2016	961	0	0	0	0
JPM	Pay	GOLDLNPM Index (7)†	10.890	04/29/2020	7,424	0	378	378	0
	Pay	GOLDLNPM Index (7)†	11.156	05/07/2020	13,922	0	741	741	0
	Pay	GOLDLNPM Index (7)†	9.000	07/24/2020	8,000	0	238	238	0
	Pay	NYMEX Natural Gas August Futures (7)†	16.000	07/26/2016	544	0	(1)	0	(1)
	Pay	Sugar No. 11 October Futures (7)†	12.603	07/25/2016	614	0	(24)	0	(24)
MAC	Pay	LME Copper October Futures (7)†	5.221	10/05/2016	961	0	2	2	0
	Pay	Sugar No. 11 October Futures (7)†	12.960	09/15/2016	611	0	(9)	0	(9)

						$0	$3,916	$3,954	$(38)

Total Swap Agreements						$626	$34,338	$60,816	$(25,852)

(7)	Variance Swap

(k)	Securities with an aggregate market value of $70,304 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$93	$0	$93
Corporate Bonds & Notes
Banking & Finance	0	240,131	0	240,131
Industrials	0	32,791	0	32,791
Utilities	0	9,653	0	9,653
U.S. Government Agencies	0	518,335	0	518,335
U.S. Treasury Obligations	0	6,066,601	0	6,066,601
Non-Agency Mortgage-Backed Securities	0	254,403	0	254,403
Asset-Backed Securities	0	64,976	0	64,976
Sovereign Issues	0	873,128	5,339	878,467
Preferred Securities
Banking & Finance	10,629	0	0	10,629
Short-Term Instruments
Repurchase Agreements	0	68,907	0	68,907
Japan Treasury Bills	0	56,086	0	56,086
U.S. Treasury Bills	0	110,326	0	110,326
	$10,629	$8,295,430	$5,339	$8,311,398

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$553,612	$0	$0	$553,612

Total Investments	$564,241	$8,295,430	$5,339	$8,865,010

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(12,831)	$0	$(12,831)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12,947	4,492	0	17,439
Over the counter	0	138,376	180	138,556
	$12,947	$142,868	$180	$155,995

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10,187)	(398)	0	(10,585)
Over the counter	0	(145,735)	(170)	(145,905)

	$(10,187)	$(146,133)	$(170)	$(156,490)

Totals	$567,001	$8,279,334	$5,349	$8,851,684

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Credit Absolute Return Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.3%
BANK LOAN OBLIGATIONS 3.6%
AABS Ltd.
4.875% due 01/10/2038		$1,527	$1,496
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (d)		2,059	2,069
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		5,200	5,198
Maxim Crane Works LP
10.250% due 11/26/2018		3,075	3,073
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021		1,489	1,410

Total Bank Loan Obligations (Cost $13,225)			13,246

CORPORATE BONDS & NOTES 28.0%
BANKING & FINANCE 16.5%
Aviation Loan Trust
2.763% due 12/15/2022		2,711	2,469
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (c)		5,000	5,025
Barclays PLC
3.650% due 03/16/2025		700	676
Blackstone CQP Holdco LP
9.296% due 03/19/2019		4,057	4,057
Cantor Fitzgerald LP
6.500% due 06/17/2022		1,600	1,691
Exeter Finance Corp.
9.750% due 05/20/2019		10,300	9,706
Flagstar Bancorp, Inc.
6.125% due 07/15/2021 (a)		1,000	1,000
HSBC Holdings PLC
4.000% due 03/30/2022		700	736
Jefferies Finance LLC
6.875% due 04/15/2022		450	389
7.375% due 04/01/2020		2,340	2,135
7.500% due 04/15/2021		600	541
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (d)		14,344	13,348
Lloyds Bank PLC
2.700% due 08/17/2020		700	713
Lloyds Banking Group PLC
3.100% due 07/06/2021 (a)		900	899
Nationwide Building Society
3.900% due 07/21/2025		700	750
OneMain Financial Holdings LLC
6.750% due 12/15/2019		600	583
PHH Corp.
6.375% due 08/15/2021		3,991	3,522
Pinnacol Assurance
8.625% due 06/25/2034 (d)		3,000	3,327
Radian Group, Inc.
5.250% due 06/15/2020		2,000	2,020
7.000% due 03/15/2021		100	107
Royal Bank of Scotland Group PLC
4.800% due 04/05/2026		700	714
Springleaf Finance Corp.
5.250% due 12/15/2019		1,000	935
6.000% due 06/01/2020		1,500	1,410
Stearns Holdings LLC
9.375% due 08/15/2020		3,650	3,449
TIG FinCo PLC
8.500% due 03/02/2020	GBP	98	132
8.750% due 04/02/2020		505	498

			60,832

INDUSTRIALS 9.6%
AK Steel Corp.
7.625% due 10/01/2021		$875	807
Associated Materials LLC
9.125% due 11/01/2017		200	179
Community Health Systems, Inc.
7.125% due 07/15/2020		1,600	1,491
CPG Merger Sub LLC
8.000% due 10/01/2021		6,190	6,221

Diamond 1 Finance Corp.
4.420% due 06/15/2021		1,500	1,543
8.350% due 07/15/2046		1,850	1,999
Endo Finance LLC
5.875% due 01/15/2023		50	44
6.000% due 07/15/2023		1,925	1,704
Harvest Operations Corp.
2.330% due 04/14/2021		600	603
Hellenic Railways Organization S.A.
4.500% due 12/06/2016	JPY	10,000	94
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$2,075	1,836
JC Penney Corp., Inc.
5.875% due 07/01/2023		400	404
Numericable SFR S.A.
7.375% due 05/01/2026		2,875	2,846
NXP BV
4.625% due 06/15/2022		1,800	1,832
Ply Gem Industries, Inc.
6.500% due 02/01/2022		5,155	5,097
QGOG Constellation S.A.
6.250% due 11/09/2019		1,235	624
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026		2,800	2,800
SiTV LLC
10.375% due 07/01/2019		350	271
Valeant Pharmaceuticals International, Inc.
6.375% due 10/15/2020		1,200	1,038
Western Gas Partners LP
4.650% due 07/01/2026 (a)		1,800	1,796
Wynn Las Vegas LLC
5.500% due 03/01/2025		2,000	1,943

			35,172

UTILITIES 1.9%
Illinois Power Generating Co.
6.300% due 04/01/2020		4,050	1,600
Petrobras Global Finance BV
7.875% due 03/15/2019		4,900	5,071
Petroleos Mexicanos
4.875% due 01/24/2022		400	410

			7,081

Total Corporate Bonds & Notes (Cost $107,618)			103,085

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028		315	315

Total Municipal Bonds & Notes (Cost $290)			315

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
5.753% due 10/25/2028		1,225	1,253
Freddie Mac
5.992% due 11/25/2055		397	212

Total U.S. Government Agencies (Cost $1,461)			1,465

U.S. TREASURY OBLIGATIONS 16.7%
U.S. Treasury Bonds
2.500% due 02/15/2046		15,081	15,718
3.125% due 08/15/2044 (h)		4,200	4,948
U.S. Treasury Notes
1.625% due 06/30/2020 (g)(h)(j)		15,000	15,430
1.625% due 07/31/2020 (h)		24,100	24,791
1.625% due 05/15/2026		462	468

Total U.S. Treasury Obligations (Cost $59,187)			61,355

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.7%
Adjustable Rate Mortgage Trust
1.603% due 03/25/2035		2,107	1,804
American Home Mortgage Investment Trust
2.728% due 11/25/2045 ^		93	70
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		588	485
15.943% due 09/25/2035 ^		1,435	1,764
Banc of America Funding Trust
2.963% due 09/20/2047 ^		1,646	1,219
7.000% due 10/25/2037 ^		384	235

BCAP LLC Trust
0.673% due 05/25/2047 ^		543	410
0.946% due 05/26/2035		51	48
Bear Stearns Adjustable Rate Mortgage Trust
4.692% due 06/25/2047 ^		421	375
Bear Stearns ALT-A Trust
2.638% due 04/25/2037		735	554
2.885% due 07/25/2035		1,995	1,751
Berica ABS SRL
0.019% due 12/31/2055	EUR	350	387
Berica Residential MBS SRL
0.066% due 03/31/2048		202	222
Chase Mortgage Finance Trust
2.763% due 09/25/2036 ^		$280	251
Citigroup Mortgage Loan Trust, Inc.
6.000% due 11/25/2036		158	165
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		428	434
Countrywide Alternative Loan Trust
0.613% due 12/25/2046 ^		1,246	1,063
0.623% due 11/25/2036		4,572	3,601
0.623% due 06/25/2046		410	323
0.638% due 09/20/2046		568	375
0.643% due 07/25/2046 ^		448	425
0.643% due 09/25/2046 ^		998	761
0.643% due 12/20/2046 ^		1,844	1,346
0.753% due 06/25/2035 ^		932	724
0.763% due 11/25/2035		256	207
0.853% due 04/25/2035 ^		819	645
1.753% due 10/25/2035 ^		479	377
1.787% due 08/25/2035		994	698
5.750% due 07/25/2035 ^		259	227
6.000% due 08/25/2036 ^		602	528
6.000% due 01/25/2037 ^		443	393
6.000% due 04/25/2037		809	653
6.000% due 05/25/2037 ^		1,432	1,110
Countrywide Home Loan Mortgage Pass-Through Trust
2.760% due 09/25/2037 ^		1,181	983
5.750% due 07/25/2037 ^		293	270
6.000% due 10/25/2034		22	23
Credit Suisse Mortgage Capital Certificates
2.356% due 12/29/2037		7,413	4,343
2.496% due 07/27/2037		5,116	4,131
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		1,289	964
Deutsche ALT-A Securities, Inc.
0.553% due 08/25/2037 ^		1,554	1,261
0.603% due 02/25/2047		4,255	3,020
First Horizon Alternative Mortgage Securities Trust
2.355% due 08/25/2035 ^		324	277
6.000% due 05/25/2036 ^		16	12
GSMSC Resecuritization Trust
0.616% due 08/26/2033		3,163	2,928
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^		3,487	2,925
Impac Secured Assets Trust
0.603% due 11/25/2036		1,944	1,497
IndyMac Mortgage Loan Trust
0.703% due 02/25/2037		500	302
2.927% due 11/25/2035 ^		736	609
3.281% due 05/25/2037 ^		425	350
6.250% due 11/25/2037 ^		455	370
JPMorgan Alternative Loan Trust
3.245% due 11/25/2036 ^		691	626
MASTR Adjustable Rate Mortgages Trust
5.129% due 11/25/2034		463	450
Merrill Lynch Alternative Note Asset Trust
0.563% due 03/25/2037		2,806	1,227
Morgan Stanley Mortgage Loan Trust
3.218% due 11/25/2037		745	584
Residential Accredit Loans, Inc. Trust
0.643% due 07/25/2036		1,305	1,021
0.803% due 08/25/2035 ^		1,366	980
3.366% due 07/25/2035		103	95
3.835% due 12/26/2034 ^		779	634
3.869% due 09/25/2035 ^		81	65
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^		54	48
Structured Asset Mortgage Investments Trust
0.673% due 05/25/2036		962	714
1.837% due 12/25/2035 ^		1,231	854
Structured Asset Securities Corp. Trust
0.803% due 02/25/2035		326	307
WaMu Mortgage Pass-Through Certificates Trust
1.746% due 07/25/2047 ^		157	106
2.225% due 12/25/2036 ^		320	276
2.352% due 08/25/2036 ^		1,197	1,098

Washington Mutual Mortgage Pass-Through Certificates Trust
1.277% due 11/25/2046	1,270	847

Total Non-Agency Mortgage-Backed Securities (Cost $56,924)		57,827

ASSET-BACKED SECURITIES 13.1%
ACE Securities Corp. Home Equity Loan Trust
1.003% due 12/25/2045 ^	1,000	611
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.683% due 01/25/2036	734	542
Asset-Backed Funding Certificates Trust
0.563% due 01/25/2037	2,730	1,644
0.593% due 10/25/2036	834	692
1.453% due 06/25/2037	588	433
1.503% due 03/25/2034	1,569	1,244
Bear Stearns Asset-Backed Securities Trust
0.623% due 05/25/2036 ^	1,979	1,914
0.803% due 12/25/2035 ^	690	470
2.253% due 07/25/2034	1,129	1,040
Citigroup Mortgage Loan Trust, Inc.
0.593% due 05/25/2037	206	205
0.613% due 12/25/2036	1,897	1,223
0.713% due 03/25/2036	425	338
Countrywide Asset-Backed Certificates
2.853% due 01/25/2034 ^	691	488
Countrywide Asset-Backed Certificates Trust
0.713% due 09/25/2046	2,500	1,672
Credit-Based Asset Servicing and Securitization LLC
1.023% due 07/25/2036	1,700	1,591
Fremont Home Loan Trust
0.973% due 07/25/2035	1,800	1,339
GSAMP Trust
0.573% due 12/25/2036	635	342
0.683% due 12/25/2046	602	345
HSI Asset Securitization Corp. Trust
0.843% due 11/25/2035	1,600	1,156
Long Beach Mortgage Loan Trust
0.603% due 09/25/2036	2,663	1,633
3.228% due 07/25/2033	1,828	1,760
MASTR Asset-Backed Securities Trust
0.563% due 08/25/2036	772	379
0.603% due 08/25/2036	1,748	867
Merrill Lynch Mortgage Investors Trust
0.563% due 08/25/2037	2,525	1,534
0.633% due 03/25/2037	681	678
Morgan Stanley ABS Capital, Inc. Trust
0.583% due 01/25/2037	4,869	2,476
0.603% due 06/25/2036	1,396	1,256
0.603% due 10/25/2036	2,554	1,485
0.603% due 12/25/2036	155	94
0.683% due 09/25/2036	1,076	572
1.703% due 07/25/2037	800	536
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^	1,731	975
New Century Home Equity Loan Trust
3.453% due 01/25/2033 ^	182	161
People’s Financial Realty Mortgage Securities Trust
0.593% due 09/25/2036	4,571	1,917
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037 ^	2,137	1,030
Residential Asset Mortgage Products Trust
0.676% due 12/25/2035	2,053	1,483
Residential Asset Securities Corp. Trust
0.613% due 06/25/2036	334	324
0.623% due 11/25/2036	761	669
1.333% due 08/25/2034	509	415
Saxon Asset Securities Trust
0.918% due 03/25/2036	1,800	1,197
1.428% due 12/26/2034	1,045	801
Securitized Asset-Backed Receivables LLC Trust
0.703% due 03/25/2036	1,895	1,112
0.703% due 05/25/2036	1,205	698
SG Mortgage Securities Trust
0.633% due 02/25/2036	1,546	872
Structured Asset Investment Loan Trust
1.428% due 01/25/2035	2,639	1,889
1.578% due 01/25/2035	1,024	245
1.833% due 04/25/2033	55	46
2.028% due 01/25/2035	1,102	139
2.178% due 01/25/2035 ^	1,471	50

VOLT LLC
4.250% due 03/26/2046		3,792	3,801

Total Asset-Backed Securities (Cost $46,625)			48,383

SOVEREIGN ISSUES 0.3%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	600	662
Junta de Castilla y Leon
6.505% due 03/01/2019		200	259

Total Sovereign Issues (Cost $947)			921

	SHARES
COMMON STOCKS 1.1%
CONSUMER DISCRETIONARY 0.9%
CBS Corp. ‘B’ (g)		7,910	431
Hilton Worldwide Holdings, Inc. (g)		11,577	261
Macy’s, Inc. (g)		13,519	454
Melco Crown Entertainment Ltd. ADR		8,188	103
MGM Resorts International (b)(g)		29,657	671
Walt Disney Co. (g)		8,584	840
Wynn Macau Ltd.		180,800	260
Wynn Resorts Ltd. (g)		4,269	387

			3,407

HEALTH CARE 0.1%
Pfizer, Inc. (g)		12,462	439

INDUSTRIALS 0.1%
Delta Air Lines, Inc.		10,130	369

Total Common Stocks (Cost $5,493)			4,215

REAL ESTATE INVESTMENT TRUSTS 1.1%
FINANCIALS 1.1%
Apartment Investment & Management Co. ‘A’ (g)		16,840	744
AvalonBay Communities, Inc.		5,020	905
Camden Property Trust		12,640	1,118
Equity Residential		18,630	1,283

Total Real Estate Investment Trusts (Cost $3,881)			4,050

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (e) 1.2%			4,352

Total Short-Term Instruments (Cost $4,352)			4,352

Total Investments in Securities (Cost $300,003)			299,214

	SHARES
INVESTMENTS IN AFFILIATES 23.0%
SHORT-TERM INSTRUMENTS 23.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.0%
PIMCO Short-Term Floating NAV Portfolio III		8,559,605	84,603

Total Short-Term Instruments (Cost $84,592)			84,603

Total Investments in Affiliates (Cost $84,592)			84,603

Total Investments 104.3% (Cost $384,595)			$383,817
Financial Derivative Instruments (f)(i) (0.6)% (Cost or Premiums, net $(805))			(2,244)
Other Assets and Liabilities, net (3.7)%			(13,577)

Net Assets 100.0%			$367,996

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$2,059	$2,069	0.56%
KGH Intermediate Holdco LLC	8.500	08/08/2019	08/07/2014	14,151	13,348	3.63
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	3,000	3,327	0.90

				$19,210	$18,744	5.09%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.050%	06/24/2016	07/15/2016	$2,037	Caterpillar, Inc. 3.900% due 05/27/2021	$(2,048)	$2,037	$2,037
RDR	0.050	05/25/2016	07/08/2016	2,037	Caterpillar, Inc. 3.900% due 05/27/2021	(2,048)	2,037	2,037
SSB	0.010	06/30/2016	07/01/2016	278	U.S. Treasury Notes 0.750% due 12/31/2017	(285)	278	278

Total Repurchase Agreements						$(4,381)	$4,352	$4,352

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.320%	05/09/2016	07/11/2016	$(4,659)	$(4,661)

Total Sale-Buyback Transactions					$(4,661)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(9,788) at a weighted average interest rate of 0.138%. Average borrowings includes reverse repurchase agreements, of which there were none open at period end.

Short Sales:

Short Sales on Corporate Bonds & Notes

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Caterpillar, Inc.	3.900%	05/27/2021	$3,700	$(4,060)	$(4,095)

Total Short Sales				$(4,060)	$(4,095)

(3)	Payable for short sales includes $11 of accrued interest.

(f) Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - EUREX EURO STOXX 50 Index	3,600.000	12/20/2019	250	$744	$265

Total Purchased Options				$744	$265

Written Options: Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$130.500	07/22/2016	23	$(9)	$(1)
Call - CBOT U.S. Treasury 10-Year Note August Futures	134.000	07/22/2016	23	(8)	(8)

				$(17)	$(9)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - EUREX EURO STOXX 50 Index	2,300.000	12/20/2019	250	$(826)	$(822)

Total Written Options				$(843)	$(831)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	442	$(503)	$0	$(16)
90-Day Eurodollar June Futures	Short	06/2017	197	(525)	0	(10)
90-Day Eurodollar March Futures	Short	03/2017	55	(120)	0	(3)
90-Day Eurodollar September Futures	Short	09/2016	67	(96)	0	(1)
Australia Government 10-Year Bond September Futures	Long	09/2016	297	352	48	(48)
E-mini S&P 500 Index September Futures	Short	09/2016	63	(43)	0	(74)
Euro STOXX 50 September Futures	Short	09/2016	132	15	0	(164)
U.S. Treasury 10-Year Note September Futures	Long	09/2016	724	2,438	0	(56)

Total Futures Contracts				$1,518	$48	$(372)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$12,100	$407	$195	$55	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	12.360%	01/04/2021	BRL	10,100	$40	$32	$5	$0
Pay	3-Month NZD-BBR	5.000	12/17/2024	NZD	6,100	812	382	0	(15)
Pay	3-Month NZD-BBR *	3.000	12/16/2026		4,200	76	52	0	(11)
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$12,300	(78)	(35)	0	(1)
Receive	3-Month USD-LIBOR *	2.910	08/20/2019		63,800	(1,197)	(967)	0	(1)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		87,500	(3,463)	(3,060)	0	(25)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		38,600	(1,825)	(1,941)	0	(4)
Receive	3-Month USD-LIBOR	2.330	08/19/2025		6,600	(621)	(597)	12	0
Receive	3-Month USD-LIBOR	2.335	08/24/2025		4,900	(462)	(445)	9	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		6,900	(578)	(222)	13	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		58,900	(1,698)	(869)	123	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		12,200	(1,851)	(1,061)	134	0
Pay	6-Month GBP-LIBOR *	1.000	09/21/2021	GBP	6,100	146	115	8	0
Pay	6-Month GBP-LIBOR *	1.250	09/21/2021		4,300	174	151	6	0
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		4,100	(254)	(282)	0	(8)
Receive	6-Month GBP-LIBOR	2.175	03/16/2046		1,000	(338)	(340)	0	(7)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		500	(91)	(79)	0	(3)
Pay	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	1,100	1	0	0	0
Pay	28-Day MXN-TIIE	5.630	07/07/2021	MXN	100,300	27	2	14	0
Pay	28-Day MXN-TIIE	5.810	09/29/2021		3,900	3	(8)	1	0
Pay	28-Day MXN-TIIE	5.740	04/24/2023		21,700	(3)	(2)	6	0
Pay	28-Day MXN-TIIE	5.738	04/25/2023		19,300	(2)	(2)	5	0

						$(11,182)	$(9,176)	$336	$(75)

Total Swap Agreements						$(10,775)	$(8,981)	$391	$(75)

*	This security has a forward starting effective date.

(g)	Securities with an aggregate market value of $3,867 and cash of $3 have been pledged as collateral as of June 30, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h)	Securities with an aggregate market value of $8,379 and cash of $2,035 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(i) Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016		$341	AUD	461	$3	$0
	08/2016	AUD	461		$341	0	(3)
	08/2016		$2,617	CNH	17,210	0	(39)
	08/2016		805	SGD	1,106	16	0
	08/2016		808	TWD	26,401	13	0
BOA	07/2016		4,585	EUR	4,161	32	0
	08/2016	EUR	4,161		$4,590	0	(32)
	08/2016	GBP	65		94	7	0
	08/2016		$197	KRW	225,368	0	(2)
BPS	07/2016	BRL	1,141		$356	0	0
	07/2016	JPY	804,134		7,298	0	(489)
	07/2016		$335	BRL	1,141	21	0
	08/2016	BRL	1,141		$332	0	(20)
	08/2016	MXN	18,467		991	0	(14)
	08/2016		$768	MYR	3,102	10	0
	08/2016		564	SGD	755	0	(3)
	09/2016	CNH	57,369		$8,719	135	0
BRC	10/2016		11,132		1,700	36	0
CBK	07/2016	EUR	194		220	5	0
	07/2016		$3,665	JPY	406,700	273	0
	08/2016	EUR	177		$198	1	0
	08/2016	THB	48,418		1,375	0	(2)
	08/2016		$3,021	GBP	2,065	0	(271)
DUB	08/2016	INR	29,113		$427	0	(1)
	08/2016	SGD	1,857		1,360	0	(18)
FBF	09/2016	CNH	50,242		7,643	125	0
GLM	07/2016	EUR	8,356		9,300	31	(4)
	07/2016		$457	AUD	618	4	0
	07/2016		1,453	EUR	1,301	0	(10)
	08/2016	GBP	87		$116	0	0
	08/2016	NZD	255		173	0	(8)
	08/2016	TWD	44,365		1,366	0	(14)
	08/2016		$465	KRW	549,583	11	0
HUS	07/2016		2,032	AUD	2,747	17	0
	07/2016		1,047	RUB	70,897	59	0
	08/2016	HKD	7,643		$986	0	0
	08/2016		$216	MYR	861	0	0
	08/2016		815	THB	29,063	12	0
	08/2016		251	TWD	7,998	0	(2)
JPM	07/2016	AUD	3,462		$2,510	0	(72)
	07/2016	BRL	2,027		557	0	(74)
	07/2016		$599	BRL	2,027	33	0
	07/2016		180	EUR	160	0	(2)
	08/2016	KRW	1,579,559		$1,348	0	(21)
	08/2016		$996	INR	67,382	0	(6)
	08/2016		369	KRW	422,451	0	(3)
	08/2016		2,810	MXN	50,887	0	(40)
	08/2016		121	MYR	480	0	(1)
	08/2016		236	THB	8,305	0	0
	08/2016		251	TWD	8,002	0	(2)
MSB	08/2016	RUB	69,155		$1,026	0	(43)
	08/2016		$216	MYR	861	0	0
NAB	07/2016		2,850	EUR	2,576	8	0
	08/2016	EUR	2,576		$2,853	0	(8)
SCX	07/2016	AUD	364		276	4	0
	07/2016		$600	AUD	809	4	0
	07/2016		3,900	JPY	397,434	0	(52)
	08/2016	GBP	3,261		$4,702	359	0
	08/2016	INR	39,335		576	0	(2)
	08/2016	JPY	397,434		3,904	52	0
	08/2016		$236	THB	8,297	0	0
	08/2016		63	TWD	2,009	0	(1)
	09/2016		9,193	CNH	62,219	117	0
TOR	08/2016		81	THB	2,848	0	0
UAG	07/2016		388	EUR	352	3	0
	08/2016	MYR	5,314		$1,306	0	(26)
	08/2016		$324	KRW	383,227	8	0

Total Forward Foreign Currency Contracts						$1,399	$(1,285)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
SCX	Call - OTC USD versus CNH	CNH 6.700	09/29/2016	$1,700	$38	$19

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	08/05/2016	$26,500	$9	$0

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC EURO STOXX 50 Index	3,631.000	12/20/2019	EUR 262	$913	$264

Total Purchased Options					$960	$283

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.700%	07/20/2016	EUR	1,500	$(1)	$(1)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	07/20/2016		1,500	(2)	0
BRC	Put - OTC CDX.IG-26 5-Year Index	Sell	1.150	07/20/2016		$7,800	(14)	0
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	07/20/2016	EUR	1,500	(3)	(1)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.200	09/21/2016		2,200	(9)	(4)
GST	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	09/21/2016		2,500	(9)	(5)
JPM	Call - OTC CDX.IG-26 5-Year Index	Buy	0.750	07/20/2016		$30,000	(30)	(22)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.100	07/20/2016		30,000	(55)	(3)

							$(123)	$(36)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus BRL	BRL	4.380	09/15/2016	$400	$(10)	$0
GLM	Call - OTC USD versus BRL		4.380	09/15/2016	1,300	(33)	(1)
	Call - OTC USD versus BRL		4.500	09/15/2016	2,200	(58)	(1)
HUS	Call - OTC USD versus CNH	CNH	7.000	12/07/2016	5,850	(82)	(41)
JPM	Call - OTC USD versus CNH		7.000	12/07/2016	5,850	(82)	(42)
	Call - OTC USD versus CNH		7.050	12/08/2016	8,740	(124)	(55)
SCX	Put - OTC USD versus CNH		6.280	09/29/2016	1,700	(10)	0

						$(399)	$(140)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR 262	$(913)	$(862)

Total Written Options					$(1,435)	$(1,038)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Caterpillar, Inc.	(1.000)%	06/20/2021	0.776%		$975	$(7)	$(4)	$0	$(11)
CBK	Newmont Mining Corp.	(1.000)	09/20/2020	0.885		2,300	134	(146)	0	(12)
FBF	Barrick Gold Corp.	(1.000)	09/20/2020	1.045		650	56	(55)	1	0
GST	Caterpillar, Inc.	(1.000)	06/20/2021	0.776		1,950	(18)	(4)	0	(22)
	Dow Chemical Co.	(1.000)	06/20/2021	0.798		7,650	(118)	41	0	(77)
	Halliburton Co.	(1.000)	06/20/2021	1.034		3,050	133	(129)	4	0
	Newmont Mining Corp.	(1.000)	09/20/2020	0.885		2,200	119	(130)	0	(11)
	Vodafone Group PLC	(1.000)	06/20/2021	1.009	EUR	2,650	(3)	3	0	0
JPM	Barrick Gold Corp.	(1.000)	09/20/2020	1.045		$1,300	121	(119)	2	0
	Darden Restaurants, Inc.	(1.000)	06/20/2021	0.881		2,950	42	(60)	0	(18)
	Deere & Co.	(1.000)	06/20/2021	0.710		2,250	(27)	(5)	0	(32)
MYC	EI du Pont de Nemours & Co.	(1.000)	12/20/2020	0.379		2,500	(39)	(30)	0	(69)

							$393	$(638)	$7	$(252)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
FBF	American Airlines Group, Inc.	5.000%	12/20/2016	2.019%	$250	$5	$(1)	$4	$0
	Sprint Communications, Inc.	5.000	06/20/2020	8.475	1,000	46	(156)	0	(110)
GST	Community Health Systems, Inc.	5.000	12/20/2020	7.672	1,375	11	(144)	0	(133)

						$62	$(301)	$4	$(243)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-21 5-Year Index 25-35%	5.000%	12/20/2018	$4,600	$587	$(77)	$510	$0
CBK	CDX.HY-21 5-Year Index 25-35%	5.000	12/20/2018	5,800	808	(166)	642	0
GST	CMBX.NA.BB.6 Index	5.000	05/11/2063	1,000	(144)	12	0	(132)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	900	(90)	1	0	(89)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	7,800	(1,764)	18	0	(1,746)
MYC	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	700	(72)	3	0	(69)

					$(675)	$(209)	$1,152	$(2,036)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	Pay	1-Year BRL-CDI	12.360%	01/04/2021	BRL	21,600	$(41)	$124	$83	$0
GLM	Pay	1-Year BRL-CDI	12.680	01/02/2019		15,100	0	29	29	0
JPM	Pay	3-Month NZD-BBR	5.000	12/17/2024	NZD	1,700	30	197	227	0

							$(11)	$350	$339	$0

Total Swap Agreements							$(231)	$(798)	$1,502	$(2,531)

(j)	Securities with an aggregate market value of $1,318 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$9,681	$3,565	$13,246
Corporate Bonds & Notes
Banking & Finance	899	33,552	26,381	60,832
Industrials	1,796	32,773	603	35,172
Utilities	0	7,081	0	7,081
Municipal Bonds & Notes
New York	0	315	0	315
U.S. Government Agencies	0	1,253	212	1,465
U.S. Treasury Obligations	0	61,355	0	61,355
Non-Agency Mortgage-Backed Securities	0	57,827	0	57,827
Asset-Backed Securities	0	48,383	0	48,383
Sovereign Issues	0	921	0	921
Common Stocks
Consumer Discretionary	3,407	0	0	3,407
Health Care	439	0	0	439
Industrials	369	0	0	369
Real Estate Investment Trusts
Financials	4,050	0	0	4,050
Short-Term Instruments
Repurchase Agreements	0	4,352	0	4,352
	$10,960	$257,493	$30,761	$299,214

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$84,603	$0	$0	$84,603

Total Investments	$95,563	$257,493	$30,761	$383,817

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	(4,095)	0	(4,095)
Non-Agency Mortgage-Backed Securities	0	0	0	0
	$0	$(4,095)	$0	$(4,095)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	48	656	0	704
Over the counter	0	3,184	0	3,184
	$48	$3,840	$0	$3,888

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(372)	(906)	0	(1,278)
Over the counter	0	(4,854)	0	(4,854)

	$(372)	$(5,760)	$0	$(6,132)

Totals	$95,239	$251,478	$30,761	$377,478

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$4,087	$0	$(498)	$0	$(4)	$(20)	$0	$0	$3,565	$(28)
Corporate Bonds & Notes
Banking & Finance	25,218	0	(93)	23	1	1,232	0	0	26,381	1,219
Industrials	0	606	0	0	0	(3)	0	0	603	(2)
U.S. Government Agencies	217	0	(1)	0	1	(5)	0	0	212	(5)
Asset-Backed Securities	4,004	0	(208)	0	0	5	0	(3,801)	0	0

Totals	$33,526	$606	$(800)	$23	$(2)	$1,209	$0	$(3,801)	$30,761	$1,184

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$3,565	Proxy Pricing	Base Price	98.00 - 100.50
Corporate Bonds & Notes
Banking & Finance	3,327	Proxy Pricing	Base Price	102.67
	23,054	Reference Instrument	Spread movement	37.00 - 324.53 bps
Industrials	603	Proxy Pricing	Base Price	100.00
U.S. Government Agencies	212	Proxy Pricing	Base Price	53.50

Total	$30,761

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.5%
BANK LOAN OBLIGATIONS 3.9%
Charter Communications Operating LLC
3.000% due 07/01/2020		$98	$98
3.250% due 08/24/2021		1,397	1,394
3.500% due 01/24/2023		4,489	4,496
Community Health Systems, Inc.
3.750% due 12/31/2019		1,377	1,342
4.000% due 01/27/2021		2,534	2,473
Dell International LLC
4.000% due 04/29/2020		5,643	5,640
Delos Finance SARL
3.500% due 03/06/2021		200	200
Endo Luxembourg Finance Co. SARL
3.750% due 09/26/2022		2,687	2,650
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		41,453	41,440
Flying Fortress, Inc.
3.500% due 04/30/2020		100	100
Gardner Denver, Inc.
4.250% due 07/30/2020		7,182	6,614
Gates Global, Inc.
4.250% due 07/06/2021		2,711	2,584
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		1,781	1,785
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		3,771	3,427
Las Vegas Sands LLC
3.250% due 12/19/2020		1,750	1,750
OGX (13.000% PIK)
13.000% due 04/10/2049 (c)		1,281	1,050
Realogy Corp.
3.750% due 03/05/2020		3,387	3,390
Rise Ltd.
4.750% due 02/15/2039 (h)		5,979	5,922
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016		7,901	7,898
Valeant Pharmaceuticals International, Inc.
5.000% due 04/01/2022		4,574	4,454

Total Bank Loan Obligations (Cost $99,681)			98,707

CORPORATE BONDS & NOTES 55.8%
BANKING & FINANCE 27.1%
ABN AMRO Bank NV
4.750% due 07/28/2025		1,200	1,250
AerCap Aviation Solutions BV
6.375% due 05/30/2017		1,072	1,110
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		2,200	2,222
5.000% due 10/01/2021		1,300	1,355
Ally Financial, Inc.
3.313% due 07/18/2016		1,910	1,910
3.500% due 07/18/2016		261	261
4.125% due 03/30/2020		4,550	4,573
American International Group, Inc.
6.250% due 05/01/2036		7,600	9,071
Aviation Capital Group Corp.
7.125% due 10/15/2020		5,245	5,960
AXA S.A.
5.453% due 03/04/2026 (g)	GBP	3,500	4,524
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$1,300	1,440
Banco do Brasil S.A.
3.875% due 10/10/2022		1,589	1,466
6.000% due 01/22/2020		5,300	5,628
9.000% due 06/18/2024 (g)		1,204	939
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (g)	EUR	9,500	10,479
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		$3,960	4,089
Bank of America Corp.
3.300% due 01/11/2023		1,000	1,031
6.100% due 03/17/2025 (g)		9,000	9,146
6.250% due 09/05/2024 (g)		2,800	2,847

Banque PSA Finance S.A.
5.750% due 04/04/2021		11,274	12,595
Barclays Bank PLC
7.625% due 11/21/2022		36,547	39,402
14.000% due 06/15/2019 (g)	GBP	5,400	8,734
Barclays PLC
8.000% due 12/15/2020 (g)	EUR	2,900	3,016
8.250% due 12/15/2018 (g)		$1,100	1,080
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,700	1,874
6.750% due 09/30/2022		500	559
7.250% due 04/22/2020		2,500	2,769
Blackstone CQP Holdco LP
9.296% due 03/19/2019		29,092	29,092
BNP Paribas S.A.
7.375% due 08/19/2025 (g)		2,900	2,843
BPCE S.A.
4.500% due 03/15/2025		15,300	15,327
Cantor Fitzgerald LP
7.875% due 10/15/2019		12,100	13,600
CIT Group, Inc.
3.875% due 02/19/2019		850	856
4.250% due 08/15/2017		27,300	27,873
5.250% due 03/15/2018		100	103
6.625% due 04/01/2018		500	530
CNP Assurances
7.375% due 09/30/2041	GBP	2,100	3,027
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020		2,625	3,729
7.500% due 07/08/2026		2,400	3,427
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (g)		$5,900	6,188
11.000% due 06/30/2019 (g)		23,488	28,098
Credit Agricole S.A.
7.875% due 01/23/2024 (g)		1,500	1,440
8.125% due 09/19/2033		2,600	2,795
8.375% due 10/13/2019 (g)		9,230	10,351
Credit Suisse AG
6.500% due 08/08/2023		16,600	17,434
Credit Suisse Group AG
7.500% due 12/11/2023 (g)		6,600	6,666
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		10,142	9,949
Crown Castle International Corp.
5.250% due 01/15/2023		15,600	17,566
Doctors Co.
6.500% due 10/15/2023		10,425	11,664
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		14,112	14,485
General Motors Financial Co., Inc.
3.450% due 04/10/2022		6,000	6,004
Heta Asset Resolution AG
4.250% due 10/31/2016 ^	EUR	10,140	9,762
4.375% due 01/24/2017 ^		12,900	12,408
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		$1,332	100
HSBC Capital Funding LP
10.176% due 06/30/2030 (g)		1,350	1,945
HSBC Finance Corp.
6.676% due 01/15/2021		700	784
HSBC Holdings PLC
3.900% due 05/25/2026		2,500	2,583
4.300% due 03/08/2026		2,700	2,868
5.250% due 09/16/2022 (g)	EUR	200	201
6.000% due 09/29/2023 (g)		200	214
6.375% due 09/17/2024 (g)		$7,600	7,192
6.375% due 03/30/2025 (g)		1,600	1,528
6.500% due 09/15/2037		125	151
7.625% due 05/17/2032		2,300	2,954
ING Groep NV
6.500% due 04/16/2025 (g)		700	642
International Lease Finance Corp.
8.875% due 09/01/2017		50	53
Intesa Sanpaolo SpA
6.500% due 02/24/2021		19,500	22,214
iStar, Inc.
4.000% due 11/01/2017		4,700	4,641
5.000% due 07/01/2019		9,800	9,188
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		800	825
JPMorgan Chase & Co.
7.900% due 04/30/2018 (g)		15,500	15,829
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (h)		3,347	3,115
La Mondiale SAM
5.050% due 12/17/2025 (g)	EUR	5,500	5,949

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		$200	210
Lloyds Bank PLC
12.000% due 12/16/2024 (g)		13,600	18,581
Lloyds Banking Group PLC
3.100% due 07/06/2021 (b)		3,200	3,198
7.625% due 06/27/2023 (g)	GBP	1,500	1,892
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032 (j)		1,700	2,766
Navient Corp.
8.000% due 03/25/2020		$17,000	17,414
8.450% due 06/15/2018		5,875	6,374
NN Group NV
4.500% due 01/15/2026 (g)	EUR	8,100	8,618
Novo Banco S.A.
5.000% due 04/23/2019		2,150	1,743
5.000% due 05/14/2019		5,700	4,618
5.000% due 05/21/2019		2,500	2,048
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$700	712
4.950% due 04/01/2024		1,900	1,981
OneMain Financial Holdings LLC
6.750% due 12/15/2019		8,000	7,830
7.250% due 12/15/2021		5,000	4,813
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (e)		1,280	1,237
Rio Oil Finance Trust
9.250% due 07/06/2024		17,424	15,050
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	5,700	6,270
4.800% due 04/05/2026		$5,500	5,608
7.500% due 08/10/2020 (g)		3,000	2,768
7.648% due 09/30/2031 (g)		1,850	2,192
8.000% due 08/10/2025 (g)		1,000	935
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		16,050	17,343
SL Green Realty Corp.
4.500% due 12/01/2022		10,300	10,752
Societe Generale S.A.
8.000% due 09/29/2025 (g)		13,300	12,727
Springleaf Finance Corp.
5.250% due 12/15/2019		2,500	2,338
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (g)	EUR	200	247
Synchrony Financial
2.700% due 02/03/2020		$600	602
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	1,817	2,415
UBS AG
4.750% due 05/22/2023		$900	923
7.250% due 02/22/2022		5,200	5,343
7.625% due 08/17/2022		23,500	26,672
Wells Fargo & Co.
7.980% due 03/15/2018 (g)		5,600	5,866
Wells Fargo Capital
5.950% due 12/01/2086		2,800	2,968

			682,577

INDUSTRIALS 20.1%
Activision Blizzard, Inc.
6.125% due 09/15/2023		200	219
Air Canada Pass-Through Trust
3.600% due 09/15/2028		738	750
ALROSA Finance S.A.
7.750% due 11/03/2020		13,400	15,308
Altice Financing S.A.
6.625% due 02/15/2023		1,000	986
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	1,300	1,458
7.750% due 05/15/2022		$900	912
California Resources Corp.
5.500% due 09/15/2021		280	143
8.000% due 12/15/2022		12,962	9,219
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	2,600	2,903
Charter Communications Operating LLC
4.908% due 07/23/2025		$4,200	4,586
6.484% due 10/23/2045		1,100	1,319
Chesapeake Energy Corp.
3.878% due 04/15/2019		14,400	10,908
CNOOC Finance Ltd.
3.000% due 05/09/2023		3,000	2,984
3.875% due 05/02/2022		700	743
Columbus International, Inc.
7.375% due 03/30/2021		1,100	1,166

CONSOL Energy, Inc.
5.875% due 04/15/2022		3,500	3,076
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		692	728
Continental Resources, Inc.
3.800% due 06/01/2024		1,000	878
4.500% due 04/15/2023		500	469
5.000% due 09/15/2022		1,700	1,665
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		2,700	1
9.250% due 06/30/2020 ^		14,300	9
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		3,400	2,830
CSC Holdings LLC
8.625% due 02/15/2019		5,300	5,843
CSN Islands Corp.
6.875% due 09/21/2019 (j)		1,530	842
6.875% due 09/21/2019		500	275
CVS Pass-Through Trust
5.773% due 01/10/2033		342	382
6.943% due 01/10/2030		9,355	11,269
7.507% due 01/10/2032		9,527	12,013
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		35	40
7.750% due 06/17/2021		384	433
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020		5,500	5,783
Denbury Resources, Inc.
4.625% due 07/15/2023		1,550	1,008
DISH DBS Corp.
5.125% due 05/01/2020		1,600	1,636
5.875% due 11/15/2024		1,700	1,594
7.875% due 09/01/2019		7,400	8,177
Dollar Tree, Inc.
5.250% due 03/01/2020		500	518
5.750% due 03/01/2023		1,150	1,228
Dynegy, Inc.
6.750% due 11/01/2019		2,200	2,216
7.375% due 11/01/2022		1,700	1,649
7.625% due 11/01/2024		700	675
Eagle Spinco, Inc.
4.625% due 02/15/2021		1,100	1,130
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		400	409
Endo Finance LLC
5.875% due 01/15/2023		2,200	1,919
6.000% due 02/01/2025		3,950	3,446
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,200	1,265
8.375% due 08/01/2066		7,175	6,331
Express Scripts Holding Co.
3.000% due 07/15/2023 (b)		1,780	1,785
3.400% due 03/01/2027 (b)		3,200	3,211
4.800% due 07/15/2046 (b)		2,800	2,809
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		7,350	7,451
Flextronics International Ltd.
5.000% due 02/15/2023		3,700	3,857
Freeport-McMoRan, Inc.
5.450% due 03/15/2043		500	404
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		1,900	1,881
GTL Trade Finance, Inc.
5.893% due 04/29/2024		9,200	8,158
HCA, Inc.
4.750% due 05/01/2023		10,300	10,583
6.500% due 02/15/2020		600	667
7.500% due 02/15/2022		5,700	6,495
HD Supply, Inc.
7.500% due 07/15/2020		1,600	1,680
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	200	213
5.014% due 12/27/2017		900	945
iHeartCommunications, Inc.
9.000% due 09/15/2022		$8,900	6,208
KazMunayGas National Co. JSC
9.125% due 07/02/2018		3,500	3,894
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		1,700	1,707
Kinder Morgan, Inc.
3.050% due 12/01/2019		200	202
7.750% due 01/15/2032		10,100	11,352
7.800% due 08/01/2031		1,100	1,238
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		4,717	4,337
4.500% due 08/15/2025		12,062	10,644

Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		1,200	1,164
MCE Finance Ltd.
5.000% due 02/15/2021		13,900	13,824
Medtronic, Inc.
4.375% due 03/15/2035		936	1,058
New Albertson’s, Inc.
6.570% due 02/23/2028		800	644
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		12,300	12,746
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		467	496
Numericable SFR S.A.
5.375% due 05/15/2022	EUR	400	452
5.625% due 05/15/2024		400	449
6.000% due 05/15/2022		$2,800	2,733
6.250% due 05/15/2024		14,600	14,016
7.375% due 05/01/2026		10,650	10,543
OGX Austria GmbH
8.375% due 04/01/2022 ^		12,200	0
8.500% due 06/01/2018 ^		20,900	0
ONEOK Partners LP
5.000% due 09/15/2023		8,250	8,702
Oracle Corp.
1.900% due 09/15/2021 (b)		3,550	3,566
2.400% due 09/15/2023 (b)		2,150	2,162
2.650% due 07/15/2026 (b)		2,850	2,857
3.850% due 07/15/2036 (b)		1,050	1,055
4.000% due 07/15/2046 (b)		1,600	1,616
Pertamina Persero PT
4.300% due 05/20/2023		10,000	10,191
4.875% due 05/03/2022		370	390
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		13,945	4,897
5.500% due 04/12/2037		47,385	16,348
Platform Specialty Products Corp.
6.500% due 02/01/2022		1,900	1,682
Prime Security One MS, Inc.
4.875% due 07/15/2032		6,460	4,998
QVC, Inc.
5.950% due 03/15/2043		4,800	4,457
Regency Energy Partners LP
4.500% due 11/01/2023		11,400	11,150
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		7,200	7,803
Reynolds American, Inc.
4.000% due 06/12/2022		700	762
4.450% due 06/12/2025		400	448
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		18,600	19,259
6.875% due 02/15/2021		1,500	1,545
Rockies Express Pipeline LLC
6.000% due 01/15/2019		4,200	4,294
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		8,600	8,729
5.625% due 04/15/2023		100	101
5.750% due 05/15/2024		15,800	15,760
Sabine Pass LNG LP
7.500% due 11/30/2016		2,275	2,320
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	4,500	5,100
Sibur Securities Designated Activity Co.
3.914% due 01/31/2018		$2,808	2,850
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	200	276
T-Mobile USA, Inc.
6.250% due 04/01/2021		$8,000	8,375
6.375% due 03/01/2025		5,000	5,244
Telenet Finance Luxembourg S.C.A.
6.750% due 08/15/2024	EUR	1,500	1,835
Tenet Healthcare Corp.
4.500% due 04/01/2021		$5,200	5,252
5.000% due 03/01/2019		1,400	1,362
6.000% due 10/01/2020		4,500	4,770
Tesoro Logistics LP
6.125% due 10/15/2021		14,050	14,612
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	3,760	4,423
UPC Holding BV
6.375% due 09/15/2022		800	943
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		$1,300	2
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		4,200	3,609
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	2,610	3,592

Western Gas Partners LP
4.650% due 07/01/2026 (b)		$1,900	1,896
Whiting Petroleum Corp.
5.000% due 03/15/2019		6,300	5,827
Wind Acquisition Finance S.A.
4.000% due 07/15/2020	EUR	3,300	3,626
7.375% due 04/23/2021		$14,800	14,245
Wynn Las Vegas LLC
4.250% due 05/30/2023		300	279

			504,397

UTILITIES 8.6%
AES Corp.
8.000% due 06/01/2020 (j)		6,000	7,020
AT&T, Inc.
3.400% due 05/15/2025		5,500	5,639
Beaver Valley Funding Corp.
9.000% due 06/01/2017		2	2
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		1,877	1,849
CenturyLink, Inc.
5.625% due 04/01/2020		6,600	6,856
FirstEnergy Corp.
7.375% due 11/15/2031		6,490	8,080
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	108
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		3,300	3,274
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		7,800	7,890
4.950% due 02/06/2028		300	295
6.510% due 03/07/2022		10,000	10,975
8.146% due 04/11/2018		2,500	2,747
8.625% due 04/28/2034		3,900	5,007
Genesis Energy LP
5.625% due 06/15/2024		6,400	5,856
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		100	105
Majapahit Holding BV
7.750% due 01/20/2020		6,310	7,228
8.000% due 08/07/2019		6,900	7,901
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		14,325	14,447
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		10,912	3,164
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		379	430
Petrobras Global Finance BV
2.768% due 01/15/2019		400	362
3.000% due 01/15/2019		467	434
4.375% due 05/20/2023		600	489
4.875% due 03/17/2020		8,100	7,614
5.375% due 01/27/2021		19,300	17,853
6.875% due 01/20/2040		150	123
8.375% due 05/23/2021		15,200	15,724
Petroleos Mexicanos
4.875% due 01/24/2022		900	922
5.500% due 02/24/2025	EUR	3,800	4,649
5.500% due 06/27/2044		$11,100	10,085
6.375% due 01/23/2045		8,800	8,888
6.625% due 06/15/2035		7,000	7,252
6.625% due 06/15/2038		6,600	6,733
Qwest Corp.
7.250% due 09/15/2025		3,250	3,474
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		667	716
5.838% due 09/30/2027		1,370	1,501
6.332% due 09/30/2027		500	566
Sprint Capital Corp.
6.900% due 05/01/2019		1,700	1,632
8.750% due 03/15/2032		900	774
Sprint Corp.
7.125% due 06/15/2024		2,300	1,831
7.875% due 09/15/2023		3,200	2,632
Terraform Global Operating LLC
9.750% due 08/15/2022 (j)		6,600	6,006
Verizon Communications, Inc.
4.672% due 03/15/2055		3,100	3,146
VimpelCom Holdings BV
5.950% due 02/13/2023		8,400	8,656
7.504% due 03/01/2022		1,100	1,202

Yellowstone Energy LP
5.750% due 12/31/2026	3,487	3,634

		215,771

Total Corporate Bonds & Notes (Cost $1,484,222)		1,402,745

MUNICIPAL BONDS & NOTES 0.8%
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	800	845
7.750% due 01/01/2042	2,475	2,515

		3,360

TEXAS 0.6%
Texas Public Finance Authority Revenue Notes, Series 2014
5.250% due 07/01/2017	11,865	11,900
8.250% due 07/01/2024	3,500	3,625

		15,525

Total Municipal Bonds & Notes (Cost $18,609)		18,885

U.S. GOVERNMENT AGENCIES 6.2%
Fannie Mae
0.898% due 10/18/2030	3	3
0.953% due 03/25/2017	1	1
3.500% due 02/01/2045 - 01/01/2046	29,565	31,222
4.197% due 09/25/2040 (a)	1,200	164
5.000% due 11/01/2035	91	101
5.347% due 09/25/2037 (a)	1,911	295
6.500% due 06/25/2028	74	83
6.850% due 12/18/2027	45	52
Fannie Mae, TBA
3.500% due 08/01/2046	115,400	121,607
Freddie Mac
0.942% due 09/15/2030	12	12
1.610% due 10/25/2044 - 02/25/2045	113	117
1.810% due 07/25/2044	164	169
2.829% due 05/01/2023	6	6
5.500% due 09/15/2017	5	5
6.500% due 07/25/2043	8	9
Ginnie Mae
1.750% due 05/20/2026	16	17
1.875% due 07/20/2026	14	14
2.000% due 11/20/2023 - 11/20/2027	47	48
6.112% due 09/16/2042	1,435	1,494
9.250% due 06/20/2021	2	2
New Valley Generation
7.299% due 03/15/2019	269	293
Small Business Administration
4.340% due 03/01/2024	54	57
5.080% due 11/01/2022	98	105
5.130% due 09/01/2023	8	9
6.900% due 12/01/2020	52	56
7.150% due 03/01/2017	14	14
7.190% due 12/01/2019	25	27
7.300% due 05/01/2017	4	4
Vendee Mortgage Trust
6.000% due 12/15/2030	509	530

Total U.S. Government Agencies (Cost $155,456)		156,516

U.S. TREASURY OBLIGATIONS 5.1%
U.S. Treasury Bonds
2.500% due 02/15/2045 (l)(n)	4,600	4,795
2.750% due 08/15/2042 (l)(n)	1,800	1,985
2.750% due 11/15/2042 (l)(n)	5,150	5,672
2.875% due 08/15/2045 (n)	25,450	28,587
3.000% due 05/15/2042 (n)	4,000	4,625
3.125% due 02/15/2042 (l)(n)	3,450	4,081
3.125% due 02/15/2043 (l)(n)	2,100	2,478
4.375% due 05/15/2040 (l)(n)	10,150	14,456
4.625% due 02/15/2040 (l)(n)	4,700	6,914
6.125% due 11/15/2027 (l)	5,350	7,901
6.250% due 05/15/2030	7,950	12,501
U.S. Treasury Notes
2.000% due 02/15/2025 (l)(n)	1,900	1,989
2.000% due 08/15/2025 (l)(n)	29,800	31,174

Total U.S. Treasury Obligations (Cost $118,640)		127,158

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.1%
Adjustable Rate Mortgage Trust
2.683% due 01/25/2035	1,536	1,553
2.763% due 01/25/2036 ^	408	358
American Home Mortgage Assets Trust
0.643% due 05/25/2046 ^	389	284
0.663% due 10/25/2046	954	636
American Home Mortgage Investment Trust
2.728% due 12/25/2035	962	636
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	1,868	1,923
5.933% due 02/10/2051	6,720	6,947
Banc of America Funding Trust
0.953% due 06/26/2035	1,634	1,547
2.875% due 09/20/2035 ^	186	160
3.070% due 03/20/2036	103	95
5.500% due 01/25/2036	377	383
6.000% due 07/25/2037 ^	582	452
6.000% due 08/25/2037 ^	373	324
Banc of America Mortgage Trust
2.858% due 11/25/2034	76	73
2.894% due 02/25/2036 ^	40	36
3.014% due 11/20/2046 ^	3,110	2,544
5.500% due 12/25/2020	111	113
5.500% due 11/25/2035 ^	119	113
6.000% due 10/25/2036 ^	313	263
BCAP LLC Trust
0.576% due 06/26/2037	63	62
Bear Stearns Adjustable Rate Mortgage Trust
2.533% due 02/25/2033	4	4
2.804% due 01/25/2035	34	33
2.830% due 08/25/2035	1,941	1,668
2.870% due 02/25/2036 ^	1,098	924
2.937% due 01/25/2034	15	15
2.972% due 01/25/2034	4	4
2.977% due 01/25/2035	826	806
3.090% due 03/25/2035	10,224	10,274
3.226% due 02/25/2033	7	6
Bear Stearns ALT-A Trust
0.793% due 08/25/2036 ^	1,554	1,316
2.826% due 11/25/2036 ^	4,546	3,138
2.860% due 08/25/2036 ^	465	297
2.902% due 09/25/2035	1,149	965
2.907% due 11/25/2036	306	231
2.913% due 05/25/2035	286	279
2.930% due 03/25/2036 ^	460	349
3.877% due 11/25/2036 ^	272	207
Chase Mortgage Finance Trust
5.500% due 11/25/2035	1,071	1,055
5.500% due 07/25/2037 ^	2,286	1,863
Citigroup Global Markets Mortgage Securities, Inc.
0.953% due 05/25/2032	16	15
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035	600	593
2.861% due 08/25/2035 ^	143	107
2.870% due 10/25/2035 ^	322	319
2.886% due 03/25/2034	40	39
2.951% due 05/25/2035	877	821
3.028% due 09/25/2037 ^	1,006	919
3.040% due 05/25/2035	110	108
3.205% due 09/25/2037 ^	581	495
5.176% due 04/25/2037 ^	519	444
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,553	1,339
Countrywide Alternative Loan Trust
0.573% due 06/25/2036	6,822	5,168
0.633% due 04/25/2046	16,116	11,402
0.643% due 12/20/2046 ^	2,037	1,487
0.658% due 07/20/2046 ^	918	449
0.728% due 09/20/2046	495	185
0.778% due 11/20/2035	290	240
1.437% due 12/25/2035	214	168
2.620% due 10/25/2035 ^	112	92
2.952% due 02/25/2037 ^	2,047	1,722
5.500% due 11/25/2035 ^	1,504	1,268
5.500% due 12/25/2035 ^	1,090	911
5.500% due 01/25/2036	431	358
5.750% due 02/25/2035	932	921
5.750% due 03/25/2037 ^	238	196
6.000% due 02/25/2037 ^	4,584	3,041
6.250% due 11/25/2036 ^	1,871	1,609
6.250% due 12/25/2036 ^	848	607
6.250% due 08/25/2037 ^	5,916	5,015

Countrywide Home Loan Mortgage Pass-Through Trust
0.683% due 05/25/2035		133	110
0.753% due 04/25/2046 ^		73	52
2.603% due 04/20/2035		234	233
2.716% due 10/19/2032		4	3
2.738% due 07/20/2034		345	333
2.862% due 02/25/2034		469	461
5.000% due 04/25/2035		26	26
5.500% due 01/25/2035		520	526
5.500% due 09/25/2035 ^		636	597
5.500% due 12/25/2035 ^		677	603
6.000% due 05/25/2036 ^		375	321
6.000% due 01/25/2037 ^		7,739	6,751
Countrywide Home Loan Reperforming REMIC Trust
0.793% due 06/25/2035		180	161
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		370	373
6.137% due 09/15/2039		10,517	10,858
Credit Suisse First Boston Mortgage Securities Corp.
2.539% due 06/25/2033		274	268
6.000% due 01/25/2036 ^		1,367	949
Credit Suisse Mortgage Capital Certificates
2.835% due 02/26/2036		1,074	1,036
2.846% due 09/26/2047		1,146	1,142
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		469	263
Deutsche ALT-A Securities, Inc.
0.633% due 06/25/2037 ^		1,673	1,414
3.322% due 10/25/2035		117	99
5.500% due 12/25/2035 ^		315	261
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		270	208
Deutsche Mortgage & Asset Receiving Corp.
1.546% due 07/27/2045		386	385
EMF-NL Prime BV
0.549% due 04/17/2041	EUR	1,589	1,555
Eurosail PLC
0.874% due 06/13/2045	GBP	1,343	1,777
1.524% due 06/13/2045		9,649	11,617
First Horizon Asset Securities, Inc.
2.578% due 02/25/2036		$360	336
First Horizon Mortgage Pass-Through Trust
2.717% due 02/25/2035		505	504
5.750% due 02/25/2036 ^		228	203
5.750% due 05/25/2037 ^		1,496	1,207
GMAC Mortgage Corp. Loan Trust
3.078% due 11/19/2035		243	226
3.331% due 04/19/2036 ^		118	102
GreenPoint Mortgage Funding Trust
0.723% due 11/25/2045		66	57
Greenpoint Mortgage Pass-Through Certificates
3.135% due 10/25/2033		454	448
GSR Mortgage Loan Trust
2.731% due 11/25/2035 ^		149	124
2.742% due 06/25/2034		133	129
2.943% due 01/25/2036 ^		208	194
2.978% due 09/25/2035		104	107
3.061% due 11/25/2035		1,480	1,422
3.072% due 05/25/2035		606	563
3.247% due 05/25/2034		539	537
6.000% due 02/25/2036 ^		3,113	2,527
6.000% due 03/25/2037 ^		568	539
6.000% due 05/25/2037 ^		232	215
HarborView Mortgage Loan Trust
0.638% due 09/19/2037		879	676
0.638% due 01/19/2038		1,076	899
3.187% due 06/19/2036 ^		259	174
HomeBanc Mortgage Trust
0.713% due 01/25/2036		683	592
2.728% due 04/25/2037 ^		175	141
IndyMac Mortgage Loan Trust
0.693% due 07/25/2035		85	74
0.716% due 06/25/2037 ^		274	196
2.928% due 07/25/2037		179	122
3.052% due 08/25/2036		120	84
3.364% due 06/25/2036		590	482
JPMorgan Alternative Loan Trust
0.563% due 09/25/2036 ^		981	907
0.593% due 03/25/2037		1,312	968
JPMorgan Mortgage Trust
2.421% due 07/27/2037		2,086	1,949
2.738% due 08/25/2035 ^		817	779
2.767% due 04/25/2036 ^		140	129
2.870% due 07/25/2035		146	143
2.887% due 07/25/2035		113	112
2.958% due 04/25/2035		1,644	1,649
4.614% due 06/25/2037 ^		3,411	3,056
5.750% due 01/25/2036 ^		439	375

JPMorgan Resecuritization Trust
0.939% due 03/26/2037	500	491
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	543	543
5.424% due 02/15/2040	688	697
5.866% due 09/15/2045	510	534
Lehman XS Trust
0.606% due 03/25/2047 ^	1,086	909
0.633% due 07/25/2037 ^	856	602
MASTR Adjustable Rate Mortgages Trust
0.693% due 05/25/2037	182	113
0.793% due 05/25/2047 ^	365	168
1.177% due 01/25/2047 ^	1,112	779
2.780% due 08/25/2034	47	47
3.238% due 11/25/2033	38	38
MASTR Alternative Loan Trust
0.853% due 03/25/2036	593	102
Merrill Lynch Alternative Note Asset Trust
3.149% due 06/25/2037 ^	258	174
Merrill Lynch Mortgage Investors Trust
0.663% due 02/25/2036	2,267	2,069
2.228% due 10/25/2035	923	896
2.476% due 12/25/2035	1,686	1,550
2.790% due 11/25/2035	233	227
3.063% due 05/25/2034	421	416
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	712	740
6.071% due 08/12/2049	295	305
Morgan Stanley Capital Trust
5.692% due 04/15/2049	1,200	1,223
6.102% due 06/11/2049	2,426	2,518
Morgan Stanley Mortgage Loan Trust
2.546% due 06/25/2036	60	58
2.811% due 07/25/2035 ^	2,086	1,786
3.218% due 11/25/2037	1,650	1,293
6.000% due 10/25/2037 ^	6,858	5,570
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.820% due 03/25/2047	220	219
Prime Mortgage Trust
0.953% due 02/25/2035	641	597
RBSGC Structured Trust
5.500% due 11/25/2035 ^	5,112	4,497
RBSSP Resecuritization Trust
0.944% due 09/26/2034	428	406
0.944% due 03/26/2036	55	55
0.949% due 04/26/2037	391	362
Residential Accredit Loans, Inc. Trust
0.553% due 05/25/2037	671	501
0.643% due 07/25/2036	316	247
0.653% due 12/25/2046 ^	429	295
0.683% due 05/25/2037 ^	137	33
3.207% due 03/25/2035 ^	584	503
3.300% due 02/25/2035 ^	184	148
4.363% due 02/25/2036 ^	184	147
6.000% due 06/25/2036 ^	191	162
6.000% due 05/25/2037 ^	155	128
6.500% due 07/25/2036	716	621
Residential Asset Securitization Trust
0.853% due 01/25/2046 ^	1,224	570
6.000% due 02/25/2036	528	391
6.250% due 09/25/2037 ^	2,341	1,597
Residential Funding Mortgage Securities, Inc. Trust
3.154% due 09/25/2035 ^	327	250
3.422% due 02/25/2036 ^	879	798
6.000% due 10/25/2036 ^	852	758
Structured Adjustable Rate Mortgage Loan Trust
0.653% due 04/25/2047	1,047	761
2.636% due 09/25/2035	4,199	3,710
2.762% due 01/25/2035	367	349
2.859% due 09/25/2036 ^	2,389	1,576
2.872% due 05/25/2036 ^	4,207	3,846
3.164% due 03/25/2036 ^	141	115
Structured Asset Mortgage Investments Trust
0.673% due 05/25/2036	1,848	1,371
0.713% due 05/25/2046 ^	57	21
1.108% due 09/19/2032	42	40
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.806% due 06/25/2033	336	328
2.957% due 07/25/2032	2	1
6.000% due 11/25/2034	483	491
Structured Asset Securities Corp. Trust
5.500% due 12/25/2034	236	234
Wachovia Mortgage Loan Trust LLC
2.767% due 10/20/2035	124	117
2.780% due 08/20/2035 ^	1,192	1,086

WaMu Mortgage Pass-Through Certificates Trust
0.713% due 11/25/2045	1,480	1,358
0.723% due 12/25/2045	1,240	1,165
0.773% due 08/25/2045	1,118	1,036
1.137% due 02/25/2047 ^	898	695
1.187% due 06/25/2047 ^	192	65
1.220% due 12/25/2046	421	355
1.317% due 10/25/2046 ^	1,639	1,290
1.437% due 02/25/2046	591	538
1.437% due 08/25/2046	3,679	3,116
1.637% due 11/25/2042	3	3
1.800% due 08/25/2042	7	6
1.837% due 06/25/2042	6	6
1.940% due 02/27/2034	47	46
2.178% due 10/25/2046	296	264
2.190% due 07/25/2046	1,142	1,019
2.471% due 09/25/2036 ^	625	568
2.514% due 09/25/2033	6,214	6,256
2.668% due 02/25/2037 ^	670	594
3.717% due 12/25/2036 ^	607	532
Washington Mutual Mortgage Pass-Through Certificates Trust
0.693% due 01/25/2047 ^	839	630
1.207% due 04/25/2047 ^	126	11
1.277% due 05/25/2047 ^	150	10
2.525% due 02/25/2033	3	3
Wells Fargo Mortgage-Backed Securities Trust
0.953% due 07/25/2037 ^	210	183
2.667% due 09/25/2033	125	124
2.816% due 11/25/2037 ^	1,529	1,360
2.853% due 12/25/2034	207	203
2.855% due 03/25/2036	1,620	1,592
2.880% due 06/25/2035	649	657
2.908% due 07/25/2036 ^	656	617
2.954% due 10/25/2035	594	592
2.984% due 04/25/2035	727	731
2.985% due 04/25/2035	157	157
3.046% due 07/25/2036 ^	230	222
3.085% due 05/25/2036 ^	472	450
3.156% due 04/25/2036 ^	110	104
5.500% due 03/25/2036	2,307	2,350
5.750% due 05/25/2036 ^	850	850
6.000% due 04/25/2037 ^	1,049	1,050

Total Non-Agency Mortgage-Backed Securities (Cost $224,307)		229,290

ASSET-BACKED SECURITIES 5.3%
ACAS CLO Ltd.
2.081% due 10/25/2025 (b)	25,500	25,500
ACE Securities Corp. Home Equity Loan Trust
0.753% due 02/25/2036	680	614
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	6,916	7,192
Argent Securities Trust
0.723% due 05/25/2036	730	254
Asset-Backed Funding Certificates Trust
0.613% due 01/25/2037	957	582
0.673% due 01/25/2037	4,098	2,518
Bear Stearns Asset-Backed Securities Trust
0.563% due 02/25/2037	446	423
0.773% due 08/25/2036	1,680	1,676
0.943% due 09/25/2035	1,000	861
1.253% due 10/27/2032	36	33
1.453% due 10/25/2037	289	268
1.653% due 10/25/2034	300	299
1.703% due 08/25/2037	1,608	1,476
Carrington Mortgage Loan Trust
0.913% due 06/25/2035	1,404	1,363
CIFC Funding Ltd.
1.783% due 04/16/2025	8,200	8,134
Citigroup Mortgage Loan Trust, Inc.
0.703% due 08/25/2036	3,000	2,238
Countrywide Asset-Backed Certificates
0.623% due 06/25/2047	896	835
0.633% due 07/25/2036	53	53
0.633% due 06/25/2047	1,223	1,101
0.713% due 11/25/2037	4,227	2,660
1.223% due 11/25/2035	250	239
4.821% due 04/25/2036	1,176	1,028
4.919% due 07/25/2036	1,300	1,180
5.000% due 10/25/2046 ^	1,447	1,172
Countrywide Asset-Backed Certificates Trust
0.603% due 02/25/2037	777	746
0.613% due 09/25/2046	122	106
0.803% due 04/25/2036	162	159
5.033% due 08/25/2035	937	968

Fieldstone Mortgage Investment Trust
0.606% due 11/25/2036	1,463	830
First Franklin Mortgage Loan Trust
0.593% due 09/25/2036	183	172
0.693% due 10/25/2036	1,778	1,210
1.728% due 07/25/2034	772	720
First NLC Trust
0.593% due 08/25/2037	227	124
0.733% due 08/25/2037	152	85
GSAA Home Equity Trust
0.623% due 09/25/2036	1,698	884
0.753% due 03/25/2037	391	229
GSAA Trust
0.753% due 05/25/2047	404	295
GSAMP Trust
0.603% due 08/25/2036	1,233	922
Home Equity Asset Trust
0.733% due 08/25/2036	1,000	865
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.693% due 11/25/2036	2,000	1,265
0.893% due 03/25/2036	6,000	3,882
JPMorgan Mortgage Acquisition Trust
0.603% due 07/25/2036	1,666	847
Long Beach Mortgage Loan Trust
0.833% due 08/25/2045	726	678
Mariner CLO LLC
2.221% due 07/23/2026 (b)	25,000	25,000
MASTR Specialized Loan Trust
1.203% due 11/25/2035	200	154
Merrill Lynch Mortgage Investors Trust
0.523% due 04/25/2047	1,797	1,001
0.713% due 03/25/2037	2,500	2,110
0.763% due 12/25/2036	3,300	3,149
0.773% due 03/25/2037	1,000	646
Morgan Stanley ABS Capital, Inc. Trust
0.543% due 01/25/2037	768	405
0.553% due 09/25/2036	8	4
0.593% due 10/25/2036	2,772	1,511
0.673% due 10/25/2036	1,680	928
2.028% due 09/25/2034	1,546	1,395
Morgan Stanley Home Equity Loan Trust
0.803% due 04/25/2037	256	158
Morgan Stanley Mortgage Loan Trust
0.813% due 04/25/2037	348	167
5.726% due 10/25/2036 ^	310	161
Morgan Stanley Structured Trust
0.533% due 06/25/2037	27	27
Neuberger Berman CLO Ltd.
1.931% due 07/25/2023 (b)	3,600	3,600
New Century Home Equity Loan Trust
0.783% due 02/25/2036	1,364	1,289
OneMain Financial Issuance Trust
4.100% due 03/20/2028	3,700	3,820
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.833% due 12/25/2035	1,667	1,464
Option One Mortgage Loan Trust
0.673% due 01/25/2037	600	359
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	959	471
Residential Asset Securities Corp. Trust
0.603% due 08/25/2036	424	416
0.613% due 06/25/2036	573	555
0.903% due 09/25/2035	836	830
1.548% due 03/25/2035	650	526
Securitized Asset-Backed Receivables LLC Trust
0.513% due 12/25/2036 ^	228	70
0.743% due 11/25/2035	649	615
0.743% due 12/25/2035	1,054	940
SG Mortgage Securities Trust
0.663% due 10/25/2036	2,000	1,227
Soundview Home Loan Trust
0.713% due 02/25/2037	1,654	677
Specialty Underwriting & Residential Finance Trust
0.746% due 12/25/2036	1,186	1,005
Structured Asset Investment Loan Trust
0.603% due 09/25/2036	501	413
0.613% due 05/25/2036	772	660
1.173% due 05/25/2035	1,350	1,261
Structured Asset Securities Corp. Mortgage Loan Trust
0.823% due 04/25/2036	100	88

Total Asset-Backed Securities (Cost $127,374)		133,788

SOVEREIGN ISSUES 9.3%
Argentine Republic Government International Bond
6.250% due 04/22/2019	3,600	3,762

6.875% due 04/22/2021		3,600	3,852
7.500% due 04/22/2026		2,500	2,716
7.625% due 04/22/2046		1,300	1,409
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	500	566
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		2,600	2,926
6.369% due 06/16/2018		$1,000	1,048
6.500% due 06/10/2019		1,000	1,060
Colombia Government International Bond
5.000% due 06/15/2045		10,000	10,450
8.125% due 05/21/2024		6,400	8,272
Costa Rica Government International Bond
4.250% due 01/26/2023		6,200	5,937
7.000% due 04/04/2044		1,600	1,602
7.158% due 03/12/2045		900	903
9.995% due 08/01/2020		500	614
Dominican Republic International Bond
6.850% due 01/27/2045		3,000	3,120
6.875% due 01/29/2026		1,500	1,661
7.450% due 04/30/2044		1,700	1,879
El Salvador Government International Bond
7.625% due 02/01/2041		4,100	3,649
7.650% due 06/15/2035		1,000	895
Hungary Government International Bond
5.750% due 11/22/2023		1,600	1,824
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	5,800	6,513
3.375% due 07/30/2025		7,200	8,223
3.750% due 06/14/2028		8,550	9,640
5.125% due 01/15/2045		$10,330	10,998
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024	EUR	3,200	3,953
Kazakhstan Government International Bond
6.500% due 07/21/2045		$6,400	7,459
Mexico Government International Bond
4.750% due 03/08/2044		32,100	34,668
Morocco Government International Bond
4.250% due 12/11/2022		12,100	12,702
4.500% due 10/05/2020	EUR	2,200	2,697
Panama Government International Bond
6.700% due 01/26/2036		$8,600	11,503
8.875% due 09/30/2027		2,700	3,989
Peru Government International Bond
8.750% due 11/21/2033		9,400	14,829
Poland Government International Bond
5.000% due 03/23/2022		600	676
6.375% due 07/15/2019		250	284
Qatar Government International Bond
6.400% due 01/20/2040		2,900	3,872
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	389,000	3,565
4.500% due 07/03/2017		380,000	3,482
Romania Government International Bond
2.875% due 10/28/2024	EUR	4,000	4,665
3.625% due 04/24/2024		3,400	4,193
Spain Government International Bond
2.750% due 10/31/2024		500	632
3.800% due 04/30/2024		1,900	2,566
Uruguay Government International Bond
5.100% due 06/18/2050		$7,700	7,719
7.625% due 03/21/2036		1,100	1,497
Venezuela Government International Bond
7.000% due 03/31/2038		2,700	1,087
8.250% due 10/13/2024		18,500	7,816
9.250% due 05/07/2028		1,800	781
9.375% due 01/13/2034		2,350	1,028
Vietnam Government International Bond
4.000% due 03/12/2028		5,477	5,391

Total Sovereign Issues (Cost $233,364)			234,573

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR		523,343	0

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (d)		157,773	0

Total Common Stocks (Cost $845)			0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB
6.200% due 01/01/2025 (g)	8,500	854

Total Preferred Securities (Cost $850)		854

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (i) 0.0%		1,139

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
0.280% due 11/03/2016 (e)(f)(n)	311	311

Total Short-Term Instruments (Cost $1,450)		1,450

Total Investments in Securities (Cost $2,464,798)		2,403,966

	SHARES
INVESTMENTS IN AFFILIATES 16.0%
SHORT-TERM INSTRUMENTS 16.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.0%
PIMCO Short-Term Floating NAV Portfolio III	40,594,805	401,239

Total Short-Term Instruments (Cost $401,159)		401,239

Total Investments in Affiliates (Cost $401,159)		401,239

Total Investments 111.5% (Cost $2,865,957)		$2,805,205
Financial Derivative Instruments (k)(m) (0.2)% (Cost or Premiums, net $(8,781))		(6,184)
Other Assets and Liabilities, net (11.3)%		(283,400)

Net Assets 100.0%		$2,515,621

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind bond security.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	$3,302	$3,115	0.12%
Rise Ltd.	1.000	01/31/2021	02/11/2014	6,010	5,922	0.24

				$9,312	$9,037	0.36%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$1,139	U.S. Treasury Notes 0.750% due 12/31/2017	$(1,163)	$1,139	$1,139

Total Repurchase Agreements						$(1,163)	$1,139	$1,139

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	(0.050)%	03/30/2016	03/29/2018		$(4,169)	$(4,168)
BRC	(2.000)	11/24/2015	11/23/2017		(897)	(886)
CFR	(0.250)	04/12/2016	04/11/2018	GBP	(596)	(793)
	(0.250)	04/19/2016	04/18/2018		(833)	(1,108)
FOB	(5.750)	03/31/2016	03/30/2018		$(5,203)	(5,127)
GSC	(5.000)	03/17/2016	03/16/2018		(1,388)	(1,368)

Total Reverse Repurchase Agreements						$(13,450)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(14,203) at a weighted average interest rate of (2.830)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	2.500%	07/01/2046	$16,100	$(16,067)	$(16,294)

Total Short Sales				$(16,067)	$(16,294)

(j)	Securities with an aggregate market value of $15,820 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
Euro-BTP Italy Government Bond September Futures	Long	09/2016	50	$96	$52	$0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	682	2,569	0	(53)

Total Futures Contracts				$2,665	$52	$(53)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
iTraxx Europe Main 25 5-Year Index	(1.000)%	06/20/2021	EUR	23,600	$(204)	$88	$0	$(114)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020		$49,005	$2,104	$1,355	$203	$0
CDX.HY-26 5-Year Index	5.000	06/20/2021		22,200	747	223	102	0

					$2,851	$1,578	$305	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	12/16/2016		$784,100	$(2,301)	$601	$0	$(9)
Pay	3-Month USD-LIBOR	1.750	12/16/2018		180,900	4,381	3,587	60	0
Pay	3-Month USD-LIBOR	2.500	06/15/2046		26,600	4,036	2,253	0	(292)
Pay	6-Month EUR-EURIBOR *	0.000	09/21/2021	EUR	126,600	582	1,710	90	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026		43,800	1,763	1,654	152	0
Pay	6-Month GBP-LIBOR *	1.500	09/21/2026	GBP	30,000	1,857	2,064	55	0

						$10,318	$11,869	$357	$(301)

Total Swap Agreements						$12,965	$13,535	$662	$(415)

*	This security has a forward starting effective date.

(l)	Securities with an aggregate market value of $13,282 and cash of $3,590 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016		$12,565	AUD	16,994	$109	$0
	08/2016	AUD	16,994		$12,553	0	(108)
BOA	07/2016	GBP	22,319		32,726	3,014	0
	07/2016		$140,311	EUR	127,324	987	0
	07/2016		32,394	GBP	24,347	18	0
	08/2016	EUR	127,324		$140,461	0	(981)
	08/2016	GBP	24,347		32,402	0	(18)
	08/2016		$4,624	TWD	149,263	18	0
BPS	07/2016	BRL	55,037		$17,147	13	0
	07/2016	JPY	703,974		6,389	0	(428)
	07/2016		$16,022	BRL	55,037	1,111	0
	08/2016	BRL	45,672		$13,298	0	(797)
CBK	07/2016		3,516		1,095	1	0
	07/2016		$1,034	BRL	3,516	61	0
	07/2016		1,204	EUR	1,058	0	(30)
	07/2016		685	TRY	2,000	5	0
	08/2016	EUR	3,384		$3,756	0	(3)
	08/2016	MXN	1,167		63	0	(1)
	08/2016	SGD	30,853		22,720	0	(174)
	08/2016	THB	430,783		12,230	0	(20)
	08/2016		$816	PLN	3,132	0	(23)
GLM	07/2016	EUR	120,649		$134,770	880	0
	07/2016		$1,268	EUR	1,137	0	(6)
	08/2016	KRW	3,598,641		$3,081	0	(38)
	08/2016	TWD	554,751		17,080	0	(173)
HUS	10/2016	CNH	156,331		24,025	675	0
JPM	07/2016	BRL	58,553		16,083	0	(2,144)
	07/2016	EUR	3,154		3,596	96	0
	07/2016	GBP	5,087		6,972	216	(17)
	07/2016		$18,242	BRL	58,553	0	(14)
	07/2016		2,371	GBP	1,672	0	(145)
	08/2016	GBP	1,098		$1,476	14	0
	08/2016	SGD	3,328		2,444	0	(25)
MSB	08/2016	CNY	10,375		1,576	21	0
SCX	07/2016	AUD	16,994		12,211	0	(463)
	07/2016	EUR	5,716		6,485	142	0
	07/2016		$6,908	JPY	703,974	0	(91)
	08/2016	JPY	703,974		$6,916	93	0
	08/2016		$12,550	MYR	51,524	365	0
	08/2016		12,372	THB	441,680	188	0
SOG	08/2016	KRW	25,925,579		$22,213	0	(259)
UAG	07/2016		$1,014	EUR	920	7	0
	08/2016	MYR	51,707		$12,709	0	(252)
	08/2016		$229	IDR	3,095,150	5	0

Total Forward Foreign Currency Contracts						$8,039	$(6,210)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC USD versus CNY	CNY 6.570	08/18/2016	$24,244	$514	$434

Total Purchased Options					$514	$434

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.650%	08/17/2016	EUR	21,400	$(21)	$(12)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	08/17/2016		21,400	(36)	(27)

							$(57)	$(39)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus CNY	CNY 6.940	08/18/2016	$24,244	$(294)	$(35)

Total Written Options					$(351)	$(74)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	CenturyLink, Inc.	(0.595)%	06/20/2017	0.489%	$5,000	$0	$(6)	$0	$(6)
GST	L Brands, Inc.	(2.410)	09/20/2017	0.406	2,000	0	(51)	0	(51)
UAG	CSX Corp.	(0.880)	06/20/2017	0.064	5,000	0	(41)	0	(41)

						$0	$(98)	$0	$(98)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2016	0.296%		$3,100	$16	$(10)	$6	$0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.777		4,000	716	(296)	420	0
	Mexico Government International Bond	1.000	12/20/2018	0.889		25,550	(94)	171	77	0
	NRG Energy, Inc.	5.000	09/20/2016	0.522		2,000	(12)	35	23	0
	Russia Government International Bond	1.000	06/20/2021	2.300		10,000	(689)	85	0	(604)
BPS	Brazil Government International Bond	1.000	03/20/2018	1.216		3,700	(45)	32	0	(13)
	Freeport-McMoRan, Inc.	1.000	09/20/2020	4.712		100	(17)	3	0	(14)
	Jaguar Land Rover PLC	5.000	03/20/2018	1.944	EUR	7,700	859	(400)	459	0
	NRG Energy, Inc.	5.000	09/20/2016	0.522		$2,300	(23)	50	27	0
	South Africa Government International Bond	1.000	06/20/2017	0.626		1,600	(45)	51	6	0
	Turkey Government International Bond	1.000	12/20/2019	1.813		38,945	(1,751)	697	0	(1,054)
BRC	Ally Financial, Inc.	5.000	03/20/2020	2.367		5,340	906	(407)	499	0
	Brazil Government International Bond	1.000	03/20/2023	3.484		2,800	(151)	(255)	0	(406)
	China Government International Bond	1.000	09/20/2016	0.296		5,000	26	(17)	9	0
	Colombia Government International Bond	1.000	06/20/2020	1.643		8,100	(230)	33	0	(197)
	Community Health Systems, Inc.	5.000	06/20/2019	4.993		300	21	(20)	1	0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.777		3,600	656	(278)	378	0
	Ford Motor Credit Co. LLC	5.000	12/20/2019	1.036		1,500	282	(78)	204	0
	Indonesia Government International Bond	1.000	06/20/2022	2.089		21,700	(2,593)	1,307	0	(1,286)
	Jaguar Land Rover PLC	5.000	03/20/2018	1.944	EUR	1,000	105	(45)	60	0
	Philippines Government International Bond	1.000	06/20/2021	1.133		$600	(17)	13	0	(4)
	Seagate Technology HDD Holdings	5.000	03/20/2018	0.191		800	55	12	67	0
	Seagate Technology HDD Holdings	5.000	06/20/2018	0.194		400	24	15	39	0
	South Africa Government International Bond	1.000	06/20/2017	0.626		3,360	(123)	136	13	0
	South Africa Government International Bond	1.000	09/20/2017	0.927		360	(13)	13	0	0
	Volkswagen International Finance NV	1.000	12/20/2020	1.197	EUR	200	(15)	13	0	(2)
CBK	Freeport-McMoRan, Inc.	1.000	09/20/2020	4.712		$11,100	(1,971)	408	0	(1,563)
	Mexico Government International Bond	1.000	12/20/2018	0.889		14,075	(49)	92	43	0
	South Africa Government International Bond	1.000	06/20/2017	0.626		1,300	(35)	40	5	0
	South Africa Government International Bond	1.000	09/20/2017	0.927		1,050	(18)	19	1	0
	Turkey Government International Bond	1.000	03/20/2020	1.907		16,600	(769)	234	0	(535)
DUB	Export-Import Bank of China	1.000	09/20/2017	0.491		500	(19)	22	3	0
	Gazprom S.A.	1.490	09/20/2017	1.101		5,000	0	45	45	0
	Indonesia Government International Bond	1.000	12/20/2018	0.978		12,286	(488)	498	10	0
	South Africa Government International Bond	1.000	06/20/2017	0.626		1,320	(46)	51	5	0
FBF	Citigroup, Inc.	1.000	03/20/2018	0.502		9,600	(37)	122	85	0
	Freeport-McMoRan, Inc.	1.000	09/20/2020	4.712		700	(144)	45	0	(99)
	South Africa Government International Bond	1.000	12/20/2020	2.605		2,150	(83)	(61)	0	(144)
	Univision Communications, Inc.	5.000	09/20/2019	2.556		1,000	(110)	187	77	0
GST	AES Corp.	5.000	12/20/2018	0.981		8,300	1,036	(208)	828	0
	Anadarko Petroleum Corp.	1.000	06/20/2017	0.643		4,100	(133)	149	16	0
	Chesapeake Energy Corp.	5.000	09/20/2018	12.912		300	(30)	(16)	0	(46)
	Chesapeake Energy Corp.	5.000	06/20/2019	13.323		100	(6)	(14)	0	(20)
	Chesapeake Energy Corp.	5.000	09/20/2020	15.164		500	(72)	(85)	0	(157)
	Colombia Government International Bond	1.000	03/20/2020	1.579		12,500	(433)	176	0	(257)
	Colombia Government International Bond	1.000	06/20/2020	1.643		10,000	(284)	41	0	(243)
	Community Health Systems, Inc.	5.000	06/20/2019	4.993		1,600	131	(128)	3	0
	Freeport-McMoRan, Inc.	1.000	09/20/2020	4.712		1,700	(355)	116	0	(239)
	NRG Energy, Inc.	5.000	09/20/2017	1.189		4,200	(199)	401	202	0
	South Africa Government International Bond	1.000	09/20/2017	0.927		675	(19)	20	1	0
	South Africa Government International Bond	1.000	03/20/2020	2.296		15,000	(921)	233	0	(688)
	Sprint Communications, Inc.	5.000	09/20/2020	8.720		24,000	404	(3,338)	0	(2,934)
	Univision Communications, Inc.	5.000	09/20/2019	2.556		4,150	(456)	774	318	0
HUS	Brazil Government International Bond	1.000	03/20/2023	3.484		50	(3)	(4)	0	(7)
	Colombia Government International Bond	1.000	03/20/2020	1.579		12,800	(407)	144	0	(263)
	South Africa Government International Bond	1.000	06/20/2017	0.626		13,085	(437)	489	52	0
	South Africa Government International Bond	1.000	09/20/2017	0.927		2,131	(40)	43	3	0
	South Africa Government International Bond	1.000	03/20/2023	3.130		750	(78)	(16)	0	(94)
	Turkey Government International Bond	1.000	12/20/2019	1.813		30,200	(1,352)	535	0	(817)
JPM	Colombia Government International Bond	1.000	03/20/2020	1.579		12,200	(396)	145	0	(251)
	Freeport-McMoRan, Inc.	1.000	09/20/2020	4.712		800	(131)	18	0	(113)
	Philippines Government International Bond	1.000	09/20/2017	0.387		1,160	(23)	32	9	0
	Philippines Government International Bond	1.000	06/20/2021	1.133		36,000	(866)	648	0	(218)
MYC	Chesapeake Energy Corp.	5.000	09/20/2018	12.912		100	(8)	(7)	0	(15)
	Chesapeake Energy Corp.	5.000	03/20/2019	13.210		200	(14)	(23)	0	(37)
	China Government International Bond	1.000	09/20/2016	0.296		8,300	41	(25)	16	0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.777		6,500	1,170	(488)	682	0
	France Government International Bond	0.250	09/20/2016	0.088		4,300	(203)	205	2	0
	Freeport-McMoRan, Inc.	1.000	09/20/2020	4.712		200	(32)	4	0	(28)
	NRG Energy, Inc.	5.000	09/20/2016	0.522		4,800	(29)	85	56	0
	Philippines Government International Bond	2.440	09/20/2017	0.387		300	0	8	8	0
	South Africa Government International Bond	1.000	12/20/2020	2.605		4,500	(147)	(155)	0	(302)
	Volkswagen International Finance NV	1.000	12/20/2020	1.197	EUR	800	(60)	52	0	(8)
NGF	Saudi Arabia Government International Bond	1.000	06/20/2021	1.727		$3,500	(92)	(27)	0	(119)
UAG	Philippines Government International Bond	1.000	09/20/2017	0.387		709	(20)	26	6	0
	South Africa Government International Bond	1.000	06/20/2017	0.626		1,305	(39)	44	5	0
	Sprint Communications, Inc.	1.000	06/20/2019	7.328		3,400	(615)	59	0	(556)

							$(11,039)	$2,475	$4,769	$(13,333)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	$6,390	$797	$(681)	$116	$0
CBK	MCDX-26 5-Year Index	1.000	06/20/2021	8,600	22	3	25	0
DUB	CMBX.NA.AAA.9 Index	0.500	09/17/2058	2,800	(155)	12	0	(143)
GST	MCDX-26 5-Year Index	1.000	06/20/2021	4,100	10	2	12	0
HUS	CDX.EM-19 5-Year Index	5.000	06/20/2018	729	62	(40)	22	0
JPM	CDX.EM-17 5-Year Index	5.000	06/20/2017	10,010	1,116	(1,015)	101	0
MYC	CMBX.NA.AAA.9 Index	0.500	09/17/2058	2,800	(156)	13	0	(143)
UAG	CDX.EM-18 5-Year Index	5.000	12/20/2017	2,853	399	(346)	53	0

					$2,095	$(2,052)	$329	$(286)

Total Swap Agreements					$(8,944)	$325	$5,098	$(13,717)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(n)	Securities with an aggregate market value of $10,693 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$91,735	$6,972	$98,707
Corporate Bonds & Notes
Banking & Finance	3,445	676,017	3,115	682,577
Industrials	1,896	502,501	0	504,397
Utilities	0	212,137	3,634	215,771
Municipal Bonds & Notes
Illinois	0	3,360	0	3,360
Texas	0	15,525	0	15,525
U.S. Government Agencies	0	156,516	0	156,516
U.S. Treasury Obligations	0	127,158	0	127,158
Non-Agency Mortgage-Backed Securities	0	229,290	0	229,290
Asset-Backed Securities	62,234	64,362	7,192	133,788
Sovereign Issues	0	234,573	0	234,573
Preferred Securities
Banking & Finance	0	854	0	854
Short-Term Instruments
Repurchase Agreements	0	1,139	0	1,139
U.S. Treasury Bills	0	311	0	311
	$67,575	$2,315,478	$20,913	$2,403,966

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$401,239	$0	$0	$401,239

Total Investments	$468,814	$2,315,478	$20,913	$2,805,205

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,294)	$0	$(16,294)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	52	662	0	714
Over the counter	0	13,571	0	13,571
	$52	$14,233	$0	$14,285

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(53)	(415)	0	(468)
Over the counter	0	(20,001)	0	(20,001)

	$(53)	$(20,416)	$0	$(20,469)

Totals	$468,813	$2,293,001	$20,913	$2,782,727

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Local Bond Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.8%
ARGENTINA 0.3%
SOVEREIGN ISSUES 0.3%
Argentine Republic Government International Bond
8.750% due 06/02/2017		$10,300	$10,805

Total Argentina (Cost $10,753)			10,805

BERMUDA 0.0%
CORPORATE BONDS & NOTES 0.0%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$900	905

Total Bermuda (Cost $904)			905

BRAZIL 16.6%
CORPORATE BONDS & NOTES 3.3%
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$32,200	32,686
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		400	359
Caixa Economica Federal
2.375% due 11/06/2017		9,900	9,724
4.500% due 10/03/2018		4,900	4,900
Petrobras Global Finance BV
2.768% due 01/15/2019		21,400	19,388
3.000% due 01/15/2019		300	279
3.250% due 03/17/2017		2,000	2,008
4.875% due 03/17/2020		2,700	2,538
5.750% due 01/20/2020		16,400	15,862
5.875% due 03/01/2018		16,700	17,076
6.125% due 10/06/2016		14,250	14,357
7.875% due 03/15/2019		12,135	12,560
8.375% due 05/23/2021		6,200	6,414

			138,151

SOVEREIGN ISSUES 13.3%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		14,900	14,930
6.369% due 06/16/2018		15,510	16,261
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	474,500	142,755
0.000% due 01/01/2017 (c)		305,030	88,926
0.000% due 01/01/2018 (c)		38,000	9,869
0.000% due 07/01/2018 (c)		297,200	73,070
0.000% due 01/01/2019 (c)		34,000	7,915
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		110,050	32,032
10.000% due 01/01/2025		603,825	168,911

			554,669

Total Brazil (Cost $679,992)			692,820

CANADA 0.4%
CORPORATE BONDS & NOTES 0.4%
Toronto-Dominion Bank
1.178% due 07/23/2018		$15,000	15,006

Total Canada (Cost $15,000)			15,006

CAYMAN ISLANDS 0.5%
ASSET-BACKED SECURITIES 0.0%
Dryden Leveraged Loan CDO
0.874% due 10/20/2020		$660	660

CORPORATE BONDS & NOTES 0.5%
Alibaba Group Holding Ltd.
1.194% due 11/28/2017		3,100	3,084
1.625% due 11/28/2017		4,000	4,013
Anstock Ltd.
2.125% due 07/24/2017		7,500	7,501
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (c)		1,841	1,767
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		1,492	433
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		8,758	1,642
6.750% due 10/01/2023		1,128	220
QNB Finance Ltd.
1.888% due 10/31/2016		1,050	1,052

			19,712

Total Cayman Islands (Cost $26,009)			20,372

CHILE 0.4%
CORPORATE BONDS & NOTES 0.2%
Banco del Estado de Chile
2.000% due 11/09/2017		$200	201
Banco Santander Chile
1.529% due 04/11/2017		9,500	9,512

			9,713

SOVEREIGN ISSUES 0.2%
Bonos de la Tesoreria de la Republica CPI Linked Bond
4.500% due 10/15/2023	CLP	1,823,645	3,364
Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 05/01/2017		781,562	1,203
3.000% due 07/01/2018		1,458,916	2,295
3.000% due 10/01/2018		39,078	62

			6,924

Total Chile (Cost $16,587)			16,637

CHINA 0.6%
CORPORATE BONDS & NOTES 0.5%
Sinopec Group Overseas Development Ltd.
1.409% due 04/10/2017		$19,100	19,125

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	6,280	1,015
China Government International Bond
3.290% due 04/18/2020		14,770	2,278
3.380% due 05/23/2023		2,000	312
4.080% due 08/22/2023		2,100	341

			3,946

Total China (Cost $23,053)			23,071

COLOMBIA 4.0%
CORPORATE BONDS & NOTES 1.0%
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	13,100,000	3,894
8.375% due 02/01/2021		79,448,000	25,757
Financiera de Desarrollo Territorial S.A. Findeter
7.875% due 08/12/2024		39,945,000	12,018

			41,669

SOVEREIGN ISSUES 3.0%
Bogota Distrito Capital
9.750% due 07/26/2028		22,200,000	7,844
Colombia Government International Bond
9.850% due 06/28/2027		4,168,000	1,714
Colombian TES
7.000% due 05/04/2022		23,285,900	7,995
7.500% due 08/26/2026		132,843,400	45,401
7.750% due 09/18/2030		10,000,000	3,464
10.000% due 07/24/2024		151,117,800	60,274

			126,692

Total Colombia (Cost $269,280)			168,361

CZECH REPUBLIC 0.2%
SOVEREIGN ISSUES 0.2%
Czech Republic Government International Bond
0.360% due 10/27/2016	CZK	212,000	8,705

Total Czech Republic (Cost $8,365)			8,705

EL SALVADOR 0.1%
SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond
7.375% due 12/01/2019		$5,990	6,035

Total El Salvador (Cost $6,476)			6,035

GERMANY 0.0%
CORPORATE BONDS & NOTES 0.0%
Deutsche Bank AG
1.144% due 05/30/2017		$1,800	1,792

Total Germany (Cost $1,800)			1,792

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$7,000	7,016

Total Hong Kong (Cost $6,992)			7,016

HUNGARY 0.5%
SOVEREIGN ISSUES 0.5%
Hungary Government International Bond
5.500% due 06/24/2025	HUF	626,300	2,627
6.000% due 11/24/2023		1,000,000	4,270
6.500% due 06/24/2019		441,000	1,762
6.750% due 11/24/2017		478,000	1,813
7.500% due 11/12/2020		1,944,300	8,370

Total Hungary (Cost $21,609)			18,842

INDIA 1.3%
CORPORATE BONDS & NOTES 0.2%
Export-Import Bank of India
4.000% due 08/07/2017		$1,000	1,026
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		5,000	5,106

			6,132

SOVEREIGN ISSUES 1.1%
India Government International Bond
8.120% due 12/10/2020	INR	2,265,000	34,551
8.400% due 07/28/2024		755,000	11,705

			46,256

Total India (Cost $52,562)			52,388

INDONESIA 8.8%
CORPORATE BONDS & NOTES 1.4%
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017		$13,925	14,222
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		4,600	4,669
Majapahit Holding BV
7.250% due 06/28/2017		24,717	26,108
7.750% due 10/17/2016		14,500	14,754

			59,753

SOVEREIGN ISSUES 7.4%
Indonesia Government International Bond
5.625% due 05/15/2023	IDR	31,458,000	2,119
6.125% due 05/15/2028		6,500,000	426
6.375% due 04/15/2042		454,596,000	27,584
6.875% due 01/17/2018		$3,380	3,637
7.000% due 05/15/2027	IDR	54,700,000	3,891
8.250% due 06/15/2032		423,321,000	32,803
8.375% due 09/15/2026		118,883,000	9,545
8.375% due 03/15/2034		7,316,000	590
8.750% due 05/15/2031		401,852,000	33,428
8.750% due 02/15/2044		45,862,000	3,656
9.500% due 07/15/2031		340,585,000	29,799
9.500% due 05/15/2041		333,047,000	28,841
10.000% due 09/15/2024		113,300,000	9,724
10.000% due 02/15/2028		456,198,000	40,378
10.500% due 08/15/2030		458,863,000	42,354
10.500% due 07/15/2038		295,238,000	27,854
11.000% due 09/15/2025		111,764,000	10,215
12.800% due 06/15/2021		1,980,000	183

			307,027

Total Indonesia (Cost $468,233)			366,780

IRELAND 0.7%
CORPORATE BONDS & NOTES 0.7%
Russian Railways via RZD Capital PLC
8.300% due 04/02/2019	RUB	1,920,900	29,093
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$200	204

Total Ireland (Cost $25,913)			29,297

ISRAEL 0.4%
CORPORATE BONDS & NOTES 0.4%
Delek & Avner Tamar Bond Ltd.
2.803% due 12/30/2016		$11,200	11,231
Israel Electric Corp. Ltd.
5.625% due 06/21/2018		3,400	3,609

Total Israel (Cost $14,737)			14,840

KAZAKHSTAN 1.2%
CORPORATE BONDS & NOTES 1.2%
Intergas Finance BV
6.375% due 05/14/2017		$5,665	5,835
KazMunayGas National Co. JSC
9.125% due 07/02/2018		7,600	8,455
Samruk-Energy JSC
3.750% due 12/20/2017		34,310	34,379

Total Kazakhstan (Cost $48,228)			48,669

LUXEMBOURG 1.5%
CORPORATE BONDS & NOTES 1.5%
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		$20,540	20,920
8.146% due 04/11/2018		18,990	20,865
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		3,050	3,142
8.625% due 02/17/2017	RUB	281,800	4,353
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$14,300	14,689

Total Luxembourg (Cost $67,132)			63,969

MALAYSIA 5.3%
SOVEREIGN ISSUES 5.3%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		$800	816
Malaysia Government International Bond
3.260% due 03/01/2018	MYR	2,470	618
3.492% due 03/31/2020		60,976	15,167

3.502% due 05/31/2027		30,400	7,248
3.795% due 09/30/2022		100,860	25,181
3.800% due 08/17/2023		22,200	5,573
3.844% due 04/15/2033		24,000	5,670
3.892% due 03/15/2027		12,033	2,969
3.955% due 09/15/2025		91,950	23,059
4.127% due 04/15/2032		13,100	3,200
4.160% due 07/15/2021		3,900	1,000
4.181% due 07/15/2024		37,462	9,596
4.232% due 06/30/2031		10,597	2,670
4.262% due 09/15/2016		96,535	24,025
4.392% due 04/15/2026		8,300	2,155
4.498% due 04/15/2030		152,092	39,235
4.709% due 09/15/2026		8,600	2,266
4.837% due 07/15/2025 (g)		7,400	1,967
4.935% due 09/30/2043		67,900	17,526
5.248% due 09/15/2028 (g)		30,000	8,194
Malaysia Government Investment Issue
3.990% due 10/15/2025		81,197	20,114
4.444% due 05/22/2024		6,800	1,744

Total Malaysia (Cost $238,156)			219,993

MEXICO 6.3%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		742,577	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 2.2%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022		$595,800	31,382
8.460% due 12/18/2036		141,900	7,701
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$1,200	1
Hipotecaria Su Casita S.A. de C.V.
6.600% due 06/28/2018 ^	MXN	78,163	342
Petroleos Mexicanos
5.750% due 03/01/2018		$6,680	7,002
7.190% due 09/12/2024	MXN	903,300	44,738

			91,166

SOVEREIGN ISSUES 4.1%
Mexico Government International Bond
4.500% due 12/04/2025 (e)		883,762	55,211
5.000% due 12/11/2019		218,300	11,866
8.000% due 06/11/2020		300,090	17,989
8.500% due 12/13/2018		1,458,500	86,245

			171,311

Total Mexico (Cost $322,219)			262,477

NETHERLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
Waha Aerospace BV
3.925% due 07/28/2020		$675	702

Total Netherlands (Cost $703)			702

PERU 1.7%
SOVEREIGN ISSUES 1.7%
Peru Government International Bond
5.700% due 08/12/2024	PEN	41,804	12,776
6.850% due 02/12/2042		24,000	7,515
6.900% due 08/12/2037		78,930	25,417
6.950% due 08/12/2031		55,769	18,154
8.200% due 08/12/2026		17,200	6,114

Total Peru (Cost $83,734)			69,976

PHILIPPINES 1.3%
CORPORATE BONDS & NOTES 0.0%
Power Sector Assets & Liabilities Management Corp.
6.875% due 11/02/2016		$900	916

SOVEREIGN ISSUES 1.3%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,424,000	30,371
4.950% due 01/15/2021		1,006,000	22,400
6.250% due 01/14/2036		131,000	3,144

			55,915

Total Philippines (Cost $61,469)			56,831

POLAND 6.6%
SOVEREIGN ISSUES 6.6%
Poland Government International Bond
1.750% due 07/25/2021	PLN	108,100	26,839
2.000% due 04/25/2021		20,800	5,255
2.500% due 07/25/2026		374,700	91,819
3.250% due 07/25/2025		142,000	37,242
4.000% due 10/25/2023		188,300	52,214
5.250% due 10/25/2020		30,300	8,702
5.750% due 10/25/2021 (i)		184,167	54,913
5.750% due 09/23/2022		700	212

Total Poland (Cost $296,596)			277,196

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		$790	798

Total Qatar (Cost $405)			798

ROMANIA 2.1%
SOVEREIGN ISSUES 2.1%
Romania Government International Bond
5.800% due 07/26/2027	RON	4,400	1,278
Romania Government International Bond
4.750% due 02/24/2025		107,350	29,056
5.750% due 04/29/2020		21,800	6,054
5.850% due 04/26/2023		47,400	13,664
5.950% due 06/11/2021		130,000	36,796

Total Romania (Cost $94,043)			86,848

RUSSIA 3.6%
SOVEREIGN ISSUES 3.6%
Russia Government International Bond
6.400% due 05/27/2020	RUB	370,200	5,402
6.800% due 12/11/2019		1,374,700	20,373
7.000% due 01/25/2023		4,800	71
7.000% due 08/16/2023		508,500	7,467
7.050% due 01/19/2028		390,000	5,617
7.500% due 08/18/2021		396,300	5,971
7.600% due 04/14/2021		162,100	2,460
7.600% due 07/20/2022		3,534,269	53,446
8.150% due 02/03/2027		1,390,500	21,848
8.500% due 09/17/2031		1,789,400	28,640

Total Russia (Cost $225,421)			151,295

SOUTH AFRICA 4.2%
CORPORATE BONDS & NOTES 0.3%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (c)	ZAR	212,800	3,598
0.000% due 12/31/2032 (c)		540,000	5,334

Transnet SOC Ltd.
10.000% due 03/30/2029		30,000	1,841

			10,773

SOVEREIGN ISSUES 3.9%
South Africa Government International Bond
6.250% due 03/31/2036		58,900	2,882
6.750% due 03/31/2021		182,800	11,672
7.000% due 02/28/2031		977,027	54,458
7.750% due 02/28/2023		100,100	6,530
8.000% due 01/31/2030		575,600	35,478
8.250% due 03/31/2032		632,500	39,129
8.500% due 01/31/2037		135,500	8,370
8.750% due 01/31/2044		8,600	536
8.875% due 02/28/2035		69,500	4,512

			163,567

Total South Africa (Cost $232,571)			174,340

SOUTH KOREA 1.2%
CORPORATE BONDS & NOTES 0.2%
Kookmin Bank
1.509% due 01/27/2017		$3,000	3,001
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		900	913
Shinhan Bank
1.281% due 04/08/2017		4,600	4,598

			8,512

SOVEREIGN ISSUES 1.0%
Export-Import Bank of Korea
1.380% due 01/14/2017		5,200	5,208
1.506% due 09/17/2016		7,700	7,707
8.100% due 03/24/2018	IDR	314,200,000	23,649
Korea Development Bank
3.500% due 08/22/2017		$1,200	1,231
3.875% due 05/04/2017		1,600	1,637
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,800	1,810

			41,242

Total South Korea (Cost $48,007)			49,754

SPAIN 0.1%
SOVEREIGN ISSUES 0.1%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	1,300	1,454
4.750% due 06/04/2018		600	679
4.900% due 09/15/2021		650	739
4.950% due 02/11/2020		300	349

Total Spain (Cost $3,253)			3,221

SRI LANKA 0.1%
SOVEREIGN ISSUES 0.1%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$6,100	6,117

Total Sri Lanka (Cost $6,242)			6,117

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Inter-American Development Bank
7.875% due 03/14/2023	IDR	231,500,000	17,871

Total Supranational (Cost $17,455)			17,871

THAILAND 0.3%
SOVEREIGN ISSUES 0.3%
Thailand Government International Bond
1.250% due 03/12/2028 (e)	THB	384,990	10,385
3.400% due 06/17/2036		108,957	3,589
4.675% due 06/29/2044		1,300	51
4.875% due 06/22/2029		11,000	407

Total Thailand (Cost $15,300)			14,432

TURKEY 12.3%
CORPORATE BONDS & NOTES 0.2%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$7,200	7,650

SOVEREIGN ISSUES 12.1%
Turkey Government International Bond
6.300% due 02/14/2018	TRY	100	34
7.100% due 03/08/2023		230,700	73,024
7.400% due 02/05/2020		135,300	45,225
8.000% due 03/12/2025		69,563	22,768
8.800% due 11/14/2018		219,300	76,639
8.800% due 09/27/2023		208,400	71,869
9.000% due 07/24/2024		41,600	14,513
9.400% due 07/08/2020		336,600	119,592
9.500% due 01/12/2022		15,000	5,361
10.400% due 03/27/2019		8,900	3,229
10.400% due 03/20/2024		134,400	50,321
10.600% due 02/11/2026		13,500	5,181
10.700% due 02/17/2021		49,200	18,344

			506,100

Total Turkey (Cost $549,015)			513,750

UNITED KINGDOM 0.0%
CORPORATE BONDS & NOTES 0.0%
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		$1,400	1,291
8.000% due 08/10/2025 (f)		700	655

Total United Kingdom (Cost $2,100)			1,946

UNITED STATES 5.3%
ASSET-BACKED SECURITIES 0.6%
Ameriquest Mortgage Securities Trust
0.723% due 04/25/2036		$2,811	2,687
Credit-Based Asset Servicing and Securitization LLC
0.566% due 07/25/2037		22	13
Fieldstone Mortgage Investment Trust
0.643% due 05/25/2036		2,339	1,548
HSI Asset Securitization Corp. Trust
0.593% due 01/25/2037		1,844	1,289
0.743% due 11/25/2035		561	537
Lehman XS Trust
6.160% due 01/25/2036		5,557	4,103
MASTR Asset-Backed Securities Trust
0.673% due 11/25/2036		5,113	3,261
0.733% due 05/25/2037		1,655	956
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		316	153
Securitized Asset-Backed Receivables LLC Trust
0.743% due 12/25/2035		2,618	2,335
SLM Student Loan Trust
0.301% due 01/25/2040	EUR	2,400	1,957
Soundview Home Loan Trust
0.803% due 03/25/2036		$1,900	1,542
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		772	779
Wells Fargo Home Equity Asset-Backed Securities Trust
0.683% due 04/25/2037		922	791
0.773% due 03/25/2037		2,000	1,447

			23,398

CORPORATE BONDS & NOTES 2.0%
Ally Financial, Inc.
3.313% due 07/18/2016		500	500
Bank of America Corp.
3.958% due 10/21/2025	MXN	58,000	3,442
JPMorgan Chase & Co.
2.153% due 03/01/2021		$11,100	11,357
JPMorgan Chase Bank N.A.
1.106% due 06/02/2017		54,200	54,213
Nissan Motor Acceptance Corp.
1.231% due 03/03/2017		4,275	4,278
Wachovia Corp.
0.998% due 10/15/2016		2,400	2,401

Wells Fargo & Co.
0.986% due 06/02/2017	5,200	5,203

		81,394

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Funding Trust
3.070% due 03/20/2036	103	95
BCAP LLC Trust
0.623% due 01/25/2037 ^	550	442
Bear Stearns Adjustable Rate Mortgage Trust
2.804% due 01/25/2035	23	22
2.870% due 02/25/2036 ^	233	196
Bear Stearns ALT-A Trust
2.860% due 08/25/2036 ^	465	297
2.902% due 09/25/2035	44	37
Citigroup Mortgage Loan Trust, Inc.
2.704% due 07/25/2046 ^	112	101
2.886% due 03/25/2034	27	27
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	172	148
Countrywide Alternative Loan Trust
0.803% due 05/25/2036 ^	3,415	1,671
Countrywide Home Loan Mortgage Pass-Through Trust
2.774% due 09/25/2047 ^	85	74
GreenPoint Mortgage Funding Trust
0.893% due 06/25/2045	249	217
GSMPS Mortgage Loan Trust
0.803% due 01/25/2036	462	381
GSR Mortgage Loan Trust
2.731% due 11/25/2035 ^	149	124
HarborView Mortgage Loan Trust
0.788% due 06/20/2035	934	852
3.163% due 08/19/2036 ^	32	28
HomeBanc Mortgage Trust
2.728% due 04/25/2037 ^	175	141
JPMorgan Mortgage Trust
3.113% due 06/25/2036 ^	887	765
Luminent Mortgage Trust
0.626% due 12/25/2036 ^	86	71
MASTR Alternative Loan Trust
0.853% due 03/25/2036	103	18
Morgan Stanley Mortgage Loan Trust
2.546% due 06/25/2036	41	40
Residential Accredit Loans, Inc. Trust
4.363% due 02/25/2036 ^	184	147
Residential Asset Securitization Trust
0.853% due 01/25/2046 ^	219	102
Sequoia Mortgage Trust
2.627% due 01/20/2047 ^	74	60
Structured Adjustable Rate Mortgage Loan Trust
1.810% due 01/25/2035	97	76
3.164% due 03/25/2036 ^	141	115
Structured Asset Mortgage Investments Trust
0.603% due 02/25/2037	4,058	3,332
TBW Mortgage-Backed Trust
6.040% due 01/25/2037	2,137	1,096
Thornburg Mortgage Securities Trust
2.489% due 06/25/2047 ^	1,268	1,136
WaMu Mortgage Pass-Through Certificates Trust
0.823% due 05/25/2034	529	451
2.008% due 01/25/2037 ^	148	126
2.225% due 12/25/2036 ^	91	78
2.277% due 04/25/2037 ^	96	83
2.471% due 09/25/2036 ^	156	142
Wells Fargo Mortgage-Backed Securities Trust
0.953% due 07/25/2037 ^	129	112
2.989% due 07/25/2036 ^	964	926

		13,729

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/01/2035 - 12/01/2039	32	35

U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Bonds
2.500% due 02/15/2046 (i)	97,100	101,204

Total United States (Cost $214,640)		219,760

VIRGIN ISLANDS (BRITISH) 0.5%
CORPORATE BONDS & NOTES 0.5%
Cheung Kong Infrastructure Finance BVI Ltd.
1.347% due 06/20/2017		$15,800	15,750
Rosneft Finance S.A.
7.500% due 07/18/2016		6,200	6,217

Total Virgin Islands (British) (Cost $21,992)			21,967

SHORT-TERM INSTRUMENTS 3.8%
REPURCHASE AGREEMENTS (h) 0.2%			8,531

SHORT-TERM NOTES 0.9%
Letras del Banco Central de la Republica Argentina
29.500% due 01/04/2017 (c)(d)	ARS	77,000	4,524
30.000% due 12/21/2016 - 01/11/2017 (c)(d)		134,500	7,943
30.250% due 12/28/2016 - 01/25/2017 (c)(d)		146,700	8,639
30.750% due 01/18/2017 (c)(d)		12,100	705
31.250% due 01/11/2017 (c)(d)		280,300	16,397

			38,208

CZECH REPUBLIC TREASURY BILLS 0.3%
(0.161)% due 09/02/2016 - 09/30/2016 (b)(c)	CZK	348,000	14,279

U.S. TREASURY BILLS 2.4%
0.234% due 07/21/2016 - 12/08/2016 (b)(c)(k)(m)		$99,977	99,938

Total Short-Term Instruments (Cost $162,812)			160,956

Total Investments in Securities (Cost $4,359,758)			3,876,540

	SHARES
INVESTMENTS IN AFFILIATES 9.5%
SHORT-TERM INSTRUMENTS 9.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.5%
PIMCO Short-Term Floating NAV Portfolio III		40,108,344	396,431

Total Short-Term Instruments (Cost $396,402)			396,431

Total Investments in Affiliates (Cost $396,402)			396,431

Total Investments 102.3% (Cost $4,756,160)			$4,272,971
Financial Derivative Instruments (j)(l) 0.8% (Cost or Premiums, net $(7,493))			31,450
Other Assets and Liabilities, net (3.1)%			(125,491)

Net Assets 100.0%			$4,178,930

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Malaysia Government International Bond	4.837%	07/15/2025	07/25/2014	$2,484	$1,967	0.05%
Malaysia Government International Bond	5.248	09/15/2028	07/30/2014	$10,348	$8,194	0.19%

				$12,832	$10,161	0.24%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	1.600%	05/27/2016	07/04/2016	PLN	14,400	Poland Government International Bond 0.000% due 01/25/2020	$(3,631)	$3,650	$3,656
SSB	0.010	06/30/2016	07/01/2016		$4,881	U.S. Treasury Bonds 8.500% due 02/15/2020	(4,982)	4,881	4,881

Total Repurchase Agreements							$(8,613)	$8,531	$8,537

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPS	1.450%	05/27/2016	07/04/2016	PLN	(14,400)	$(3,651)

Total Reverse Repurchase Agreements						$(3,651)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.550%	06/28/2016	07/12/2016		$(102,606)	$(102,628)

Total Sale-Buyback Transactions						$(102,628)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(51,680) at a weighted average interest rate of 0.311%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac, TBA	5.000%	07/01/2046	$3,000	$(3,293)	$(3,310)

Total Short Sales				$(3,293)	$(3,310)

(i)	Securities with an aggregate market value of $104,782 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	15.960%	01/02/2019	BRL	499,100	$10,742	$932	$13	$0
Pay	1-Year BRL-CDI	12.190	01/04/2021		7,600	19	19	4	0
Pay	1-Year BRL-CDI	15.445	01/04/2021		30,680	940	220	17	0
Pay	1-Year BRL-CDI	15.590	01/04/2021		117,700	3,762	856	65	0
Pay	3-Month PLN-WIBOR *	1.500	09/21/2018	PLN	125,000	(51)	5	18	0
Pay	3-Month PLN-WIBOR	1.750	09/16/2020		10,700	25	54	8	0
Receive	3-Month PLN-WIBOR	2.500	03/16/2026		43,200	(324)	(295)	0	(106)
Receive	3-Month USD-LIBOR	1.500	12/16/2017		$70,600	(845)	(508)	0	(14)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		8,000	(651)	(678)	17	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		57,100	(1,498)	(231)	138	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		78,000	(16,468)	(14,246)	866	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		3,800	(577)	(413)	42	0
Receive	3-Month ZAR-JIBAR	9.265	03/16/2021	ZAR	500,000	(1,876)	(1,876)	0	(132)
Pay	3-Month ZAR-JIBAR *	8.750	03/16/2021		99,500	236	226	26	0
Pay	3-Month ZAR-JIBAR *	8.500	09/21/2021		831,500	1,225	1,470	245	0
Pay	3-Month ZAR-JIBAR	8.340	04/17/2024		10,000	7	7	5	0
Pay	3-Month ZAR-JIBAR	9.500	03/16/2026		274,400	1,499	1,430	151	0
Pay	3-Month ZAR-JIBAR *	9.500	09/16/2026		289,000	1,484	1,587	162	0
Pay	3-Month ZAR-JIBAR *	8.750	09/21/2026		110,300	189	249	60	0
Pay	3-Month ZAR-JIBAR *	9.000	09/21/2026		591,500	1,685	1,868	324	0
Receive	28-Day MXN-TIIE	4.380	10/12/2016	MXN	67,600	1	14	1	0
Receive	28-Day MXN-TIIE	4.355	10/12/2016		37,600	1	1	1	0
Pay	28-Day MXN-TIIE	4.650	03/21/2018		7,000	(2)	(1)	0	(1)
Pay	28-Day MXN-TIIE	5.000	10/10/2019		169,600	(74)	(35)	1	0
Pay	28-Day MXN-TIIE	6.960	07/27/2020		210,000	705	(485)	13	0
Receive	28-Day MXN-TIIE	6.240	02/01/2021		324,800	(580)	(69)	0	(34)
Receive	28-Day MXN-TIIE	5.165	02/12/2021		507,900	349	349	0	(54)
Pay	28-Day MXN-TIIE	7.850	05/28/2021		34,800	204	(155)	4	0
Pay	28-Day MXN-TIIE	6.650	06/02/2021		456,750	1,307	(1,288)	59	0
Pay	28-Day MXN-TIIE	7.500	06/02/2021		334,800	1,667	(1,164)	43	0
Pay	28-Day MXN-TIIE	6.750	08/31/2021		52,700	165	(37)	8	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		74,000	4	1	12	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		69,255	65	(161)	16	0
Pay	28-Day MXN-TIIE	6.750	09/02/2022		355,000	1,138	(1,216)	80	0
Pay	28-Day MXN-TIIE	5.000	02/22/2023		407,600	(982)	356	105	0
Pay	28-Day MXN-TIIE	5.500	02/22/2023		434,400	(350)	245	113	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		7,000	5	3	2	0
Receive	28-Day MXN-TIIE	5.665	01/23/2025		321,100	357	(342)	0	(133)
Receive	28-Day MXN-TIIE	6.460	08/21/2025		105,000	(208)	(169)	0	(49)
Receive	28-Day MXN-TIIE	6.315	11/28/2025		415,000	(518)	(518)	0	(201)
Receive	28-Day MXN-TIIE	6.325	12/04/2025		281,800	(384)	(384)	0	(137)
Receive	28-Day MXN-TIIE	6.080	03/10/2026		1,013,800	(177)	(256)	0	(509)
Pay	28-Day MXN-TIIE	7.380	02/09/2029		525,600	3,008	451	365	0
Pay	28-Day MXN-TIIE	6.600	05/21/2029		484,000	738	(1,831)	334	0
Pay	28-Day MXN-TIIE	6.600	06/28/2029		230,000	333	(895)	160	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		964,000	1,898	(512)	683	0
Receive	28-Day MXN-TIIE	6.505	01/14/2031		295,400	(95)	(95)	0	(227)
Pay	28-Day MXN-TIIE	7.755	02/02/2034		4,900	37	(11)	5	0

						$8,135	$(17,528)	$4,166	$(1,597)

Total Swap Agreements						$8,135	$(17,528)	$4,166	$(1,597)

*	This security has a forward starting effective date.

(k)	Securities with an aggregate market value of $15,207 and cash of $11,445 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	08/2016	IDR	89,497,236		$6,689	$0	$(65)
	08/2016		$67,886	IDR	1,027,125,335	9,625	0
BOA	07/2016	BRL	692,555		$179,046	0	(36,549)
	07/2016		$214,859	BRL	692,555	895	(159)
	08/2016	EUR	28,510		$31,604	0	(79)
	08/2016	IDR	77,988,224		5,631	0	(254)
	08/2016	INR	132,424		1,954	8	0
	08/2016	MXN	72,975		3,812	0	(160)
	08/2016	RUB	360,730		5,372	0	(202)
	08/2016	SGD	58,037		42,594	0	(471)
	08/2016	THB	926,691		25,983	0	(368)
	08/2016	TWD	3,862,722		119,257	0	(872)
	08/2016		$10,617	CLP	7,248,757	301	0
	08/2016		2,470	MXN	46,007	34	0
	08/2016		1,947	RON	7,735	0	(48)
	08/2016		88,227	THB	3,103,393	21	0
	08/2016		486	ZAR	7,510	20	0
	08/2016	ZAR	27,099		$1,805	0	(22)
BPS	07/2016	BRL	1,706,151		515,709	326	(15,747)
	07/2016	RUB	157,538		2,327	0	(130)
	07/2016		$470,137	BRL	1,706,151	60,994	0
	08/2016	CLP	16,378,347		$23,971	0	(697)
	08/2016	MXN	144,216		7,727	0	(122)
	08/2016	RUB	105,818		1,616	0	(19)
	08/2016		$10,592	CLP	7,233,277	303	0
	08/2016		4,797	MYR	19,476	85	0
	08/2016		5,954	THB	211,771	68	0
	09/2016	CNH	26,206		$3,970	50	0
	10/2016	BRL	87,600		20,889	0	(5,641)
	10/2016	PEN	2,639		785	0	(8)
	10/2016		$24,260	BRL	105,531	7,701	0
	10/2016		5,177	PEN	17,593	110	0
	01/2017	BRL	89,851		$23,098	0	(3,403)
	01/2017	COP	3,994,560		1,314	0	0
	07/2017	BRL	157,900		55,651	11,161	0
BRC	07/2016		1,990		547	0	(73)
	07/2016	RUB	1,300,596		19,516	0	(767)
	07/2016		$620	BRL	1,990	0	(1)
	08/2016	IDR	465,325,032		$34,118	0	(997)
	08/2016	INR	2,550,568		37,619	128	0
	08/2016	MXN	73,592		3,932	0	(74)
	08/2016	MYR	23,707		5,828	0	(114)
	08/2016	RUB	1,727,614		26,425	0	(270)
	08/2016		$6,415	KRW	7,431,777	27	0
	08/2016		12,789	MXN	239,338	238	0
	08/2016		6,250	MYR	25,125	48	0
	08/2016		16,785	RUB	1,089,179	45	0
	08/2016		98,675	THB	3,479,265	262	0
	08/2016	ZAR	87,360		$5,418	0	(471)
	09/2016	CNH	177,162		26,841	335	0
	01/2017		$12,297	RUB	1,031,436	3,076	0
CBK	07/2016	BRL	154,766		$38,983	0	(9,196)
	07/2016	RUB	251,740		3,827	0	(99)
	07/2016		$48,217	BRL	154,766	0	(38)
	07/2016		3,591	CZK	86,000	0	(64)
	07/2016		7,376	TRY	21,520	59	0
	08/2016	EUR	1,638		$1,852	31	0
	08/2016	HUF	4,723,997		16,987	385	0
	08/2016	IDR	346,047,462		25,878	0	(237)
	08/2016	INR	593,744		8,697	0	(30)
	08/2016	JPY	1,502,300		14,446	0	(119)
	08/2016	MXN	528,092		28,515	114	(343)
	08/2016	PLN	2,366		603	4	0
	08/2016	RUB	215,436		3,315	0	(14)
	08/2016		$5,317	IDR	84,148,622	1,033	0
	08/2016		74,921	MXN	1,400,553	1,327	(18)
	08/2016		16,035	MYR	65,596	407	0
	08/2016		50,805	PLN	195,354	63	(1,397)
	08/2016		58,573	THB	2,063,220	97	0
	08/2016	ZAR	665,317		$43,233	0	(1,613)
	09/2016	CZK	22,031		921	16	0
	10/2016	BRL	243,400		61,618	0	(12,099)
	10/2016	CZK	213,375		8,598	0	(186)
	11/2016		$5,162	IDR	78,157,598	641	0
	12/2016		5,536	RUB	392,931	364	0
	01/2017	COP	11,384,295		$3,695	0	(50)
	01/2017		$62,329	COP	189,507,985	163	(152)
	01/2017		3,334	RUB	282,276	873	0
	02/2017		3,602		306,400	932	0
	03/2017		4,261		312,203	317	0
	04/2017		30,026	INR	2,100,619	0	(328)
DUB	07/2016	BRL	545,700		$159,583	0	(10,295)
	07/2016	RUB	440,741		6,704	0	(169)
	07/2016		$162,089	BRL	545,700	7,871	(82)
	07/2016		26,558	ILS	100,087	0	(621)
	07/2016		1,759	RUB	117,220	69	0
	08/2016	BRL	75,717		$23,476	109	0
	08/2016	INR	762,191		11,166	0	(37)
	08/2016	PHP	1,462,222		31,128	156	0
	08/2016	THB	333,842		9,377	0	(116)
	08/2016		$147,737	BRL	500,000	6,565	0
	08/2016		3,721	IDR	49,693,955	29	0
	08/2016		3,721	KRW	4,292,918	0	0
	08/2016		3,721	MYR	15,031	47	0
	08/2016		4,279	SGD	5,752	0	(11)
	08/2016		41,804	THB	1,470,054	0	(2)
	08/2016		37,727	ZAR	600,416	2,745	0
	10/2016	BRL	104,185		$28,659	0	(2,894)
	01/2017		69,000		16,364	0	(3,987)
	01/2017		$5,230	COP	16,835,370	308	0
	07/2017		23,900	BRL	109,868	7,057	0
FBF	07/2016	RUB	252,130		$3,798	0	(134)
	08/2016	INR	2,703,964		39,607	0	(138)
	10/2016	BRL	143,500		32,621	0	(10,839)
	01/2017		$6,364	COP	20,504,808	381	0
GLM	07/2016	BRL	114,599		$31,211	0	(4,464)
	07/2016		$35,703	BRL	114,599	0	(28)
	08/2016	BRL	60,892		$18,579	0	(212)
	08/2016	EUR	1,774		1,995	23	0
	08/2016	KRW	71,760,729		61,916	0	(285)
	08/2016	MXN	216,617		11,529	0	(261)
	08/2016	MYR	42,038		10,285	0	(252)
	08/2016	PLN	53,465		13,758	258	(39)
	08/2016	RON	9,354		2,332	36	0
	08/2016		$4,461	BRL	14,599	44	0
	08/2016		65,022	EUR	56,915	0	(1,774)
	08/2016		40,103	MXN	744,983	445	0
	08/2016		11,749	PLN	45,740	2	(168)
	08/2016		176	RUB	11,814	6	0
	08/2016		2,004	SGD	2,693	0	(6)
	08/2016		1,151	THB	40,687	6	0
	08/2016	ZAR	19,335		$1,254	0	(49)
	09/2016		$27,336	CNH	187,031	650	0
	10/2016	BRL	105,373		$24,260	0	(7,653)
HUS	07/2016		458,264		136,414	81	(6,326)
	07/2016	RUB	256,511		3,780	0	(220)
	07/2016		$127,213	BRL	458,264	15,446	0
	08/2016	HUF	147,291		$537	20	0
	08/2016	IDR	190,743,705		14,017	0	(377)
	08/2016	INR	134,100		1,977	6	0
	08/2016	MXN	28,293		1,486	0	(54)
	08/2016	RON	12,295		3,080	62	0
	08/2016	THB	310,227		8,726	0	(96)
	08/2016		$8,609	HUF	2,384,011	0	(231)
	08/2016		48,003	JPY	5,182,536	2,242	0
	08/2016		21,498	MYR	90,765	1,253	0
	08/2016		25,842	PLN	102,260	54	0
	08/2016		20,528	ZAR	326,508	1,480	0
	09/2016	CNH	114,883		$17,430	240	0
	09/2016	CZK	79,042		3,295	45	0
	10/2016	PEN	3,380		1,007	0	(9)
	01/2017	COP	25,238,411		8,011	0	(291)
JPM	07/2016	BRL	78,865		19,506	0	(5,045)
	07/2016	RUB	2,865,136		43,903	0	(779)
	07/2016		$23,104	BRL	78,865	1,453	(7)
	07/2016		24,918	TRY	73,301	405	0
	08/2016	EUR	9,245		$10,395	121	0
	08/2016	HUF	804,186		2,895	69	0
	08/2016	IDR	473,845,295		34,978	0	(780)
	08/2016	INR	782,640		11,522	35	(17)
	08/2016	JPY	77,000		699	0	(47)
	08/2016	MXN	86,880		4,736	8	0
	08/2016	MYR	155,407		38,251	0	(703)
	08/2016	PLN	308,313		77,787	293	(584)
	08/2016	RUB	2,367,941		35,008	0	(1,581)
	08/2016	THB	697,632		19,525	0	(313)
	08/2016		$23,706	HUF	6,553,321	0	(675)
	08/2016		5,399	IDR	86,525,376	1,131	0
	08/2016		52,134	INR	3,526,054	0	(304)
	08/2016		17,272	KRW	20,261,334	290	0
	08/2016		100,996	THB	3,569,341	501	0
	08/2016		8,139	TWD	265,649	125	(2)
	08/2016		12,974	ZAR	206,715	960	0
	08/2016	ZAR	153,770		$9,823	0	(542)
	09/2016	CNH	275,442		41,669	474	0
	09/2016	CZK	218,405		9,102	123	0
	09/2016		$31,347	RUB	2,079,389	569	0
	10/2016	CNH	17,723		$2,721	74	0
	10/2016		$4,157	PEN	14,155	96	0
	01/2017	CNH	38,291		$5,594	0	(103)
	01/2017	COP	18,350,208		5,920	0	(116)
	01/2017		$44,674	COP	142,889,719	2,330	0
	01/2017		5,608	RUB	470,623	1,406	0
	02/2017		16,793		1,442,113	4,573	0
	04/2017		5,578	INR	390,739	0	(54)
MSB	07/2016	BRL	382,887		$108,256	0	(10,939)
	07/2016	RUB	67,335		995	0	(55)
	07/2016		$119,287	BRL	382,887	0	(93)
	08/2016	HUF	1,216,892		$4,378	101	0
	08/2016	INR	281,669		4,139	12	(13)
	08/2016	MXN	100,311		5,471	11	0
	08/2016	PLN	5,773		1,466	4	0
	08/2016	RON	33,258		8,441	278	0
	08/2016	RUB	412,308		6,117	0	(254)
	08/2016	THB	38,609		1,093	0	(5)
	08/2016		$75,307	BRL	256,487	3,846	0
	08/2016		14,997	KRW	17,381,523	69	0
	08/2016		136,334	MXN	2,499,457	0	(292)
	08/2016		3,282	SGD	4,411	0	(9)
	08/2016		1,542	ZAR	22,813	0	(4)
	08/2016	ZAR	161,461		$10,565	0	(319)
	10/2016	PEN	1,795		536	0	(3)
	01/2017	BRL	163,300		41,924	0	(6,240)
	01/2017	COP	1,151,916		354	0	(25)
	02/2017		$2,360	RUB	203,764	660	0
NGF	08/2016	THB	209,303		$5,853	0	(99)
SCX	07/2016	TRY	489,733		165,997	0	(3,189)
	08/2016	HUF	652,707		2,330	36	0
	08/2016	INR	1,705,685		25,042	0	(30)
	08/2016	PLN	9,233		2,413	75	0
	08/2016	RUB	79,511		1,219	0	(10)
	08/2016		$54,692	IDR	844,176,877	9,013	0
	08/2016		65,837	MYR	266,977	1,083	0
	10/2016	CNH	27,654		$4,273	143	0
	01/2017		$2,158	CNH	14,838	49	0
	04/2017		36,894	INR	2,584,056	0	(361)
SOG	07/2016	CZK	86,000		$3,625	98	0
	07/2016	EUR	6,026	TRY	19,253	0	(7)
	07/2016	ILS	100,087		$25,993	57	0
	07/2016		$2,478	RUB	165,530	103	0
	07/2016		9,248	TRY	26,824	18	0
	08/2016	HUF	295,321		$1,038	6	(6)
	08/2016	IDR	124,112,470		9,256	0	(110)
	08/2016	MYR	14,726		3,622	0	(69)
	08/2016	RUB	207,708		3,141	0	(69)
	08/2016	THB	1,074,554		30,227	0	(329)
	08/2016		$5,345	IDR	84,191,515	1,008	0
	08/2016		26,009	ILS	100,087	0	(58)
	08/2016		8,718	KRW	10,175,304	102	0
	08/2016		42,541	PLN	166,059	0	(488)
	08/2016		2,906	RUB	192,581	70	0
	08/2016		165,981	ZAR	2,556,517	6,342	0
	09/2016	CZK	29,067		$1,216	23	0
TOR	08/2016		$133,939	PLN	519,510	0	(2,378)
UAG	07/2016		78,649	RUB	5,308,977	4,145	0
	08/2016	CNH	174,279		$26,342	236	0
	08/2016	EUR	30,434		33,987	166	0
	08/2016	INR	583,080		8,498	0	(73)
	08/2016	RON	4,747		1,181	16	0

08/2016	$82,657	HUF	22,485,193	0	(3,635)
08/2016	17,534	IDR	237,244,105	369	0
08/2016	844	INR	57,190	0	(3)
08/2016	9,533	KRW	11,354,820	309	0
08/2016	87,701	MYR	359,538	2,419	0
08/2016	6,212	THB	219,329	25	0
08/2016	10,821	ZAR	172,956	837	0
11/2016	14,075	IDR	215,134,532	1,900	0
07/2017	23,900	BRL	109,988	7,091	0

Total Forward Foreign Currency Contracts				$206,179	$(186,703)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	74.000	02/15/2017	$700	$29	$88
CBK	Put - OTC USD versus RUB		63.150	03/30/2017	28,100	927	822
	Put - OTC USD versus RUB		64.500	06/05/2017	20,394	663	799
GLM	Call - OTC USD versus ILS	ILS	4.080	08/01/2016	37,000	363	10
HUS	Call - OTC USD versus CNH	CNH	6.550	09/19/2016	37,590	985	870
SOG	Put - OTC USD versus RUB	RUB	65.000	03/14/2017	29,000	1,019	1,166
UAG	Call - OTC USD versus JPY	JPY	110.000	08/29/2016	29,100	509	73

						$4,495	$3,828

Total Purchased Options						$4,495	$3,828

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	114.000	02/15/2017	$700	$(31)	$(2)
BPS	Put - OTC USD versus BRL	BRL	4.000	01/27/2017	22,300	(678)	(4,158)
	Call - OTC USD versus BRL		5.250	01/27/2017	22,300	(669)	(51)
CBK	Call - OTC USD versus RUB	RUB	95.500	03/30/2017	28,100	(927)	(275)
	Call - OTC USD versus RUB		88.000	06/05/2017	20,394	(612)	(445)
GLM	Call - OTC USD versus BRL	BRL	4.600	08/03/2016	36,900	(892)	0
	Call - OTC USD versus CNH	CNH	7.050	12/08/2016	78,870	(1,100)	(495)
	Put - OTC USD versus ILS	ILS	3.831	08/01/2016	37,000	(363)	(214)
HUS	Put - OTC USD versus CNH	CNH	6.370	09/19/2016	37,590	(248)	(17)
	Call - OTC USD versus CNH		7.000	09/19/2016	75,180	(1,011)	(191)
NGF	Call - OTC USD versus CNH		7.000	10/31/2016	42,300	(517)	(218)
SOG	Call - OTC USD versus RUB	RUB	102.450	03/14/2017	29,000	(1,020)	(173)
UAG	Put - OTC USD versus JPY	JPY	106.500	08/29/2016	29,100	(285)	(1,183)
	Call - OTC USD versus JPY		113.300	08/29/2016	29,100	(224)	(26)

						$(8,577)	$(7,448)

Total Written Options						$(8,577)	$(7,448)

Swap Agreements:

Asset Swaps

								Swap Agreements, at Value
Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
CBK	Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	$30,052	$916	$(5,636)	$0	$(4,720)
DUB	Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	4,066	(455)	(949)	0	(1,404)

						$461	$(6,585)	$0	$(6,124)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	12/20/2017	0.871%		$3,900	$(17)	$26	$9	$0
	Export-Import Bank of China	1.000	09/20/2016	0.388		700	(20)	21	1	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2016	0.640		25,000	0	28	28	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	12/20/2016	0.640		45,000	(23)	114	91	0
	Peru Government International Bond	1.000	09/20/2020	1.170		600	(25)	21	0	(4)
	Russia Government International Bond	1.000	12/20/2016	0.277		7,600	(46)	75	29	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	7,100	(59)	86	27	0
BPS	Russia Government International Bond	1.000	12/20/2016	0.277		$8,600	(48)	80	32	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	3,800	(14)	29	15	0
BRC	Brazil Government International Bond	1.000	12/20/2016	0.666		$2,200	(10)	14	4	0
	Kazakhstan Government International Bond	1.000	09/20/2016	0.259		700	(6)	7	1	0
	Russia Government International Bond	1.000	09/20/2016	0.228		4,100	(73)	82	9	0
	Russia Government International Bond	1.000	06/20/2017	0.475		8,700	(51)	98	47	0
	South Africa Government International Bond	1.000	12/20/2017	1.123		8,700	(132)	119	0	(13)
DUB	Brazil Government International Bond	1.000	12/20/2016	0.666		4,400	(56)	64	8	0
FBF	Volkswagen International Finance NV	1.000	12/20/2017	0.561	EUR	3,500	(42)	69	27	0
GST	Brazil Government International Bond	1.000	12/20/2016	0.666		$6,700	(88)	101	13	0
	Chile Government International Bond	1.000	09/20/2020	0.819		9,000	24	46	70	0
	Colombia Government International Bond	1.000	09/20/2016	0.397		6,900	(11)	23	12	0
	Colombia Government International Bond	1.000	12/20/2017	0.871		7,700	(48)	65	17	0
	Russia Government International Bond	1.000	09/20/2016	0.228		700	(15)	16	1	0
	Russia Government International Bond	1.000	12/20/2017	0.805		8,700	(145)	173	28	0
HUS	Brazil Government International Bond	1.000	09/20/2016	0.542		5,200	2	5	7	0
	Kazakhstan Government International Bond	1.000	09/20/2016	0.259		1,900	(16)	20	4	0
	Russia Government International Bond	1.000	12/20/2016	0.277		9,000	(47)	81	34	0
JPM	Brazil Government International Bond	1.000	09/20/2016	0.542		1,300	0	2	2	0
	Brazil Government International Bond	1.000	12/20/2016	0.666		2,700	(31)	36	5	0
	Russia Government International Bond	1.000	12/20/2016	0.277		4,612	(44)	61	17	0
MYC	Export-Import Bank of China	1.000	09/20/2016	0.388		1,000	(27)	29	2	0
NGF	Saudi Arabia Government International Bond	1.000	06/20/2021	1.727		1,000	(26)	(8)	0	(34)

							$(1,094)	$1,583	$540	$(51)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (4)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
JPM	Floating rate equal to 3-Month TRY-LIBOR plus 9.825% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2017	TRY	344,435	$117,675	$(576)	$3,834	$3,258	$0
	Floating rate equal to 3-Month TRY-LIBOR plus 9.835% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2017		207,140	71,182	(418)	1,971	1,553	0
MYC	Floating rate equal to 3-Month TRY-LIBOR plus 9.870% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		68,762	24,093	62	550	612	0

							$(932)	$6,355	$5,423	$0

(4)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Pay	6-Month THB-THBFIX	2.220%	11/23/2020	THB	211,400	$0	$164	$164	$0
BOA	Pay	1-Year BRL-CDI	11.610	01/02/2018	BRL	56,300	(225)	(418)	0	(643)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		87,400	(71)	142	71	0
	Pay	3-Month COP-IBR Compounded-OIS	5.310	08/29/2019	COP	2,970,000	0	(32)	0	(32)
	Pay	3-Month COP-IBR Compounded-OIS	6.220	05/28/2025		35,000,000	(4)	(488)	0	(492)
	Pay	3-Month MYR-KLIBOR	4.170	07/27/2020	MYR	11,000	(1)	66	65	0
	Pay	6-Month THB-THBFIX	3.320	11/12/2018	THB	85,000	0	108	108	0
	Pay	6-Month THB-THBFIX	3.390	11/13/2018		81,000	0	107	107	0
	Pay	6-Month THB-THBFIX	3.320	07/27/2020		1,382,300	0	2,871	2,871	0
BPS	Pay	1-Year BRL-CDI	11.610	01/02/2018	BRL	145,200	(375)	(1,282)	0	(1,657)
	Receive	1-Year BRL-CDI	12.055	01/04/2021		200	6	(6)	0	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021		78,400	(77)	141	64	0
	Pay	1-Year BRL-CDI	12.850	01/04/2021		113,720	(1,396)	2,538	1,142	0
	Receive	1-Year BRL-CDI	16.395	01/04/2021		102,900	0	(3,871)	0	(3,871)
	Pay	6-Month THB-THBFIX	3.480	01/14/2021	THB	456,100	0	1,133	1,133	0
	Pay	6-Month THB-THBFIX	3.415	01/21/2021		291,760	(1)	696	695	0
	Pay	6-Month THB-THBFIX	3.385	01/23/2021		266,600	(1)	626	625	0
BRC	Pay	1-Year BRL-CDI	15.960	01/02/2019	BRL	43,400	(10)	937	927	0
	Pay	1-Year BRL-CDI	12.200	01/04/2021		55,200	0	140	140	0
	Receive	1-Year BRL-CDI	13.345	01/04/2021		166,400	0	(1,870)	0	(1,870)
	Pay	3-Month MYR-KLIBOR	3.175	07/09/2017	MYR	39,930	0	(46)	0	(46)
	Pay	3-Month ZAR-JIBAR	6.500	03/20/2020	ZAR	579,200	85	(1,704)	0	(1,619)
	Pay	3-Month ZAR-JIBAR	7.545	09/17/2020		99,000	(6)	(61)	0	(67)
	Pay	3-Month ZAR-JIBAR	8.000	12/18/2023		429,300	225	(469)	0	(244)
	Pay	6-Month THB-THBFIX	3.395	06/22/2020	THB	285,000	0	552	552	0
CBK	Pay	3-Month MYR-KLIBOR	3.360	04/17/2018	MYR	96,080	(1)	(77)	0	(78)
	Pay	3-Month MYR-KLIBOR	3.325	04/24/2018		61,900	(1)	(60)	0	(61)
	Pay	3-Month ZAR-JIBAR	6.500	11/16/2016	ZAR	47,100	(13)	(1)	0	(14)
	Pay	6-Month PLN-WIBOR	4.650	11/16/2016	PLN	31,100	(4)	229	225	0
	Pay	6-Month THB-THBFIX	2.190	11/23/2020	THB	124,600	0	79	79	0
	Pay	6-Month THB-THBFIX	3.520	01/13/2021		36,700	0	93	93	0
	Pay	6-Month THB-THBFIX	3.410	01/15/2021		177,700	(1)	425	424	0
	Pay	6-Month THB-THBFIX	3.420	01/17/2021		483,840	0	1,158	1,158	0
	Pay	6-Month THB-THBFIX	2.625	07/27/2025		847,800	(3)	1,426	1,423	0
	Pay	6-Month THB-THBFIX	2.810	09/23/2025		764,600	0	1,596	1,596	0
	Pay	28-Day MXN-TIIE	8.050	12/26/2018	MXN	50	0	0	0	0
DUB	Receive	1-Year BRL-CDI	15.500	01/02/2018	BRL	160,000	(1,247)	(623)	0	(1,870)
	Pay	1-Year BRL-CDI	14.460	01/02/2019		8,000	0	95	95	0
	Pay	1-Year BRL-CDI	15.960	01/02/2019		124,800	(78)	2,742	2,664	0
	Pay	1-Year BRL-CDI	12.850	01/04/2021		62,720	126	504	630	0
	Receive	1-Year BRL-CDI	16.150	01/04/2021		285,100	182	(10,374)	0	(10,192)
	Pay	3-Month COP-IBR Compounded-OIS	5.320	03/17/2020	COP	23,430,000	(1)	(288)	0	(289)
	Receive	3-Month COP-IBR Compounded-OIS	6.445	07/01/2025		22,000,000	2	198	200	0
	Pay	3-Month MYR-KLIBOR	3.175	07/09/2017	MYR	45,000	0	(52)	0	(52)
	Pay	3-Month MYR-KLIBOR	3.335	04/19/2018		47,916	0	(44)	0	(44)
	Pay	3-Month MYR-KLIBOR	4.020	09/20/2020		44,600	(3)	204	201	0
	Pay	6-Month THB-THBFIX	3.350	11/08/2018	THB	99,000	0	127	127	0
	Pay	6-Month THB-THBFIX	3.340	11/11/2018		73,000	0	94	94	0
	Pay	6-Month THB-THBFIX	3.370	11/14/2018		81,000	0	103	103	0
	Pay	6-Month THB-THBFIX	2.175	01/29/2020		38,900	0	25	25	0
	Pay	6-Month THB-THBFIX	2.015	08/17/2020		194,000	0	84	84	0
	Pay	6-Month THB-THBFIX	2.200	11/23/2020		90,600	0	59	59	0
	Pay	6-Month THB-THBFIX	3.410	01/15/2021		126,900	(1)	304	303	0
	Pay	6-Month THB-THBFIX	3.410	01/21/2021		255,630	(1)	609	608	0
	Pay	6-Month THB-THBFIX	3.390	01/23/2021		236,600	(1)	557	556	0
	Pay	6-Month THB-THBFIX	1.930	02/26/2021		31,300	0	10	10	0
	Pay	6-Month THB-THBFIX	2.580	01/29/2025		274,300	(1)	425	424	0
	Pay	6-Month THB-THBFIX	2.580	10/19/2025		756,800	(1)	1,131	1,130	0
FBF	Receive	1-Year BRL-CDI	14.720	01/02/2018	BRL	171,000	937	(2,263)	0	(1,326)
	Pay	1-Year BRL-CDI	15.770	01/02/2018		195,400	25	2,522	2,547	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021		42,600	(105)	140	35	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021		144,900	383	413	796	0
	Pay	6-Month THB-THBFIX	2.023	08/17/2020	THB	27,000	0	12	12	0
	Pay	6-Month THB-THBFIX	2.780	09/23/2025		50,980	0	103	103	0
	Pay	28-Day MXN-TIIE	6.350	09/01/2023	MXN	267,000	24	465	489	0
GLM	Pay	1-Year BRL-CDI	14.720	01/02/2018	BRL	171,000	1,292	34	1,326	0
	Receive	1-Year BRL-CDI	15.500	01/02/2018		62,000	62	(787)	0	(725)
	Receive	1-Year BRL-CDI	15.770	01/02/2018		195,400	(2,391)	(156)	0	(2,547)
	Pay	1-Year BRL-CDI	15.960	01/02/2019		440,200	36	9,362	9,398	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021		133,800	358	377	735	0
	Pay	1-Year BRL-CDI	12.850	01/04/2021		86,400	200	668	868	0
	Pay	3-Month COP-IBR Compounded-OIS	6.200	03/21/2024	COP	33,520,000	(9)	(351)	0	(360)
	Pay	3-Month COP-IBR Compounded-OIS	6.120	10/16/2024		30,627,000	(4)	(438)	0	(442)
	Receive	3-Month COP-IBR Compounded-OIS	6.430	07/01/2025		19,370,000	2	182	184	0
	Pay	3-Month ZAR-JIBAR	7.500	12/17/2024	ZAR	17,667	(9)	(45)	0	(54)
	Pay	28-Day MXN-TIIE	7.220	08/25/2028	MXN	180,800	(34)	930	896	0
	Pay	28-Day MXN-TIIE	7.245	09/06/2028		100,000	(1)	517	516	0
GST	Pay	3-Month ZAR-JIBAR	7.250	12/18/2018	ZAR	225,800	(69)	(66)	0	(135)
	Pay	3-Month ZAR-JIBAR *	8.500	09/21/2021		165,100	(62)	304	242	0
HUS	Pay	1-Year BRL-CDI	8.320	01/02/2017	BRL	129,000	183	(4,811)	0	(4,628)
	Receive	1-Year BRL-CDI	14.140	01/02/2018		578,100	0	(2,697)	0	(2,697)
	Pay	1-Year BRL-CDI	14.460	01/02/2019		407,200	0	4,858	4,858	0
	Pay	1-Year BRL-CDI	15.960	01/02/2019		282,000	(389)	6,410	6,021	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021		39,000	(42)	74	32	0
	Pay	1-Year BRL-CDI	12.800	01/04/2021		88,700	(196)	675	479	0
	Pay	3-Month COP-IBR Compounded-OIS	6.200	03/21/2024	COP	33,140,000	(9)	(347)	0	(356)
	Receive	3-Month COP-IBR Compounded-OIS	6.440	07/01/2025		3,940,000	0	36	36	0
	Receive	3-Month COP-IBR Compounded-OIS	6.420	07/02/2025		10,000,000	0	97	97	0
	Pay	3-Month ZAR-JIBAR	7.500	12/18/2018	ZAR	97,100	(17)	(3)	0	(20)
	Pay	3-Month ZAR-JIBAR	7.500	06/19/2023		306,700	(515)	(157)	0	(672)
	Pay	3-Month ZAR-JIBAR	7.500	12/17/2024		35,333	(15)	(93)	0	(108)
	Pay	3-Month ZAR-JIBAR	8.790	03/16/2031		29,600	0	72	72	0
	Pay	6-Month THB-THBFIX	2.260	12/18/2019	THB	903,500	(2)	589	587	0
	Pay	6-Month THB-THBFIX	2.123	01/28/2020		221,900	0	129	129	0
	Pay	6-Month THB-THBFIX	2.040	08/17/2020		743,000	0	347	347	0
	Pay	6-Month THB-THBFIX	2.505	01/28/2025		389,100	(1)	535	534	0
JPM	Pay	1-Year BRL-CDI	11.610	01/02/2018	BRL	26,500	(39)	(263)	0	(302)
	Receive	1-Year BRL-CDI	13.375	01/02/2018		242,700	2,776	(2,888)	0	(112)
	Receive	1-Year BRL-CDI	15.500	01/02/2018		185,600	431	(2,600)	0	(2,169)
	Pay	1-Year BRL-CDI	15.960	01/02/2019		114,900	(170)	2,623	2,453	0
	Pay	3-Month COP-IBR Compounded-OIS	5.220	03/13/2019	COP	5,000,000	(1)	(50)	0	(51)
	Pay	3-Month COP-IBR Compounded-OIS	5.230	05/28/2020		28,690,000	(1)	(411)	0	(412)
	Receive	3-Month COP-IBR Compounded-OIS	6.420	07/02/2025		7,000,000	0	68	68	0
	Pay	3-Month MYR-KLIBOR	3.370	08/17/2016	MYR	462,100	97	(195)	0	(98)
	Pay	3-Month MYR-KLIBOR	3.330	04/19/2018		40,940	0	(39)	0	(39)
	Pay	3-Month MYR-KLIBOR	4.260	11/02/2020		18,600	0	132	132	0
	Pay	3-Month ZAR-JIBAR	8.000	06/19/2023	ZAR	118,200	(132)	88	0	(44)
	Pay	6-Month THB-THBFIX	3.480	08/19/2016	THB	5,055,400	328	992	1,320	0
	Pay	6-Month THB-THBFIX	3.320	07/29/2020		413,900	(4)	863	859	0
	Pay	6-Month THB-THBFIX	2.025	02/24/2023		183,000	0	65	65	0
MYC	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	437,430	(940)	(1,546)	0	(2,486)
	Pay	1-Year BRL-CDI	15.960	01/02/2019		224,400	(184)	4,975	4,791	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021		73,100	(112)	172	60	0
	Receive	1-Year BRL-CDI	13.320	01/04/2021		155,300	0	(1,708)	0	(1,708)
	Pay	3-Month COP-IBR Compounded-OIS	4.795	03/03/2020	COP	28,095,000	0	(519)	0	(519)
	Receive	3-Month COP-IBR Compounded-OIS	6.420	07/02/2025		16,260,000	0	158	158	0
UAG	Pay	1-Year BRL-CDI	11.610	01/02/2018	BRL	119,070	(315)	(1,044)	0	(1,359)
	Pay	1-Year BRL-CDI	12.360	01/02/2018		435,100	(314)	(2,159)	0	(2,473)

							$(1,846)	$15,083	$62,220	$(48,983)

Total Swap Agreements							$(3,411)	$16,436	$68,183	$(55,158)

(m)	Securities with an aggregate market value of $81,789 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$10,805	$0	$10,805
Bermuda
Corporate Bonds & Notes	0	905	0	905
Brazil
Corporate Bonds & Notes	0	138,151	0	138,151
Sovereign Issues	0	554,669	0	554,669
Canada
Corporate Bonds & Notes	0	15,006	0	15,006
Cayman Islands
Asset-Backed Securities	0	660	0	660
Corporate Bonds & Notes	0	17,945	1,767	19,712
Chile
Corporate Bonds & Notes	0	9,713	0	9,713
Sovereign Issues	0	6,924	0	6,924
China
Corporate Bonds & Notes	0	19,125	0	19,125
Sovereign Issues	0	3,946	0	3,946
Colombia
Corporate Bonds & Notes	0	41,669	0	41,669
Sovereign Issues	0	126,692	0	126,692
Czech Republic
Sovereign Issues	0	8,705	0	8,705
El Salvador
Sovereign Issues	0	6,035	0	6,035
Germany
Corporate Bonds & Notes	0	1,792	0	1,792
Hong Kong
Corporate Bonds & Notes	0	7,016	0	7,016
Hungary
Sovereign Issues	0	18,842	0	18,842
India
Corporate Bonds & Notes	0	6,132	0	6,132
Sovereign Issues	0	46,256	0	46,256
Indonesia
Corporate Bonds & Notes	0	59,753	0	59,753
Sovereign Issues	0	307,027	0	307,027
Ireland
Corporate Bonds & Notes	0	29,297	0	29,297
Israel
Corporate Bonds & Notes	0	14,840	0	14,840
Kazakhstan
Corporate Bonds & Notes	0	48,669	0	48,669
Luxembourg
Corporate Bonds & Notes	0	63,969	0	63,969
Malaysia
Sovereign Issues	0	219,993	0	219,993
Mexico
Corporate Bonds & Notes	0	90,824	342	91,166
Sovereign Issues	0	171,311	0	171,311
Netherlands
Corporate Bonds & Notes	0	702	0	702
Peru
Sovereign Issues	0	69,976	0	69,976
Philippines
Corporate Bonds & Notes	0	916	0	916
Sovereign Issues	0	55,915	0	55,915
Poland
Sovereign Issues	0	277,196	0	277,196
Qatar
Corporate Bonds & Notes	0	407	0	407
Romania
Sovereign Issues	0	86,848	0	86,848
Russia
Sovereign Issues	0	151,686	0	151,686
South Africa
Corporate Bonds & Notes	0	10,773	0	10,773
Sovereign Issues	0	163,567	0	163,567
South Korea
Corporate Bonds & Notes	0	8,512	0	8,512
Sovereign Issues	0	41,242	0	41,242
Spain
Sovereign Issues	0	3,221	0	3,221
Sri Lanka
Sovereign Issues	0	6,117	0	6,117
Supranational
Corporate Bonds & Notes	0	17,871	0	17,871
Thailand
Sovereign Issues	0	14,432	0	14,432
Turkey
Corporate Bonds & Notes	0	7,650	0	7,650
Sovereign Issues	0	506,100	0	506,100
United Kingdom
Corporate Bonds & Notes	0	1,946	0	1,946
United States
Asset-Backed Securities	0	23,398	0	23,398
Corporate Bonds & Notes	0	81,394	0	81,394
Non-Agency Mortgage-Backed Securities	0	13,729	0	13,729
U.S. Government Agencies	0	35	0	35
U.S. Treasury Obligations	0	101,204	0	101,204
Virgin Islands (British)
Corporate Bonds & Notes	0	21,967	0	21,967
Short-Term Instruments
Repurchase Agreements	0	8,531	0	8,531
Short-Term Notes	0	38,208	0	38,208
Czech Republic Treasury Bills	0	14,279	0	14,279
U.S. Treasury Bills	0	99,938	0	99,938
	$0	$3,874,431	$2,109	$3,876,540

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$396,431	$0	$0	$396,431

Total Investments	$396,431	$3,874,431	$2,109	$4,272,971

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,310)	$0	$(3,310)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,166	0	4,166
Over the counter	0	278,190	0	278,190
	$0	$282,356	$0	$282,356

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,597)	0	(1,597)
Over the counter	0	(249,309)	0	(249,309)

	$0	$(250,906)	$0	$(250,906)

Totals	$396,431	$3,902,571	$2,109	$4,301,111

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.0%
ARGENTINA 3.9%
SOVEREIGN ISSUES 3.9%
Argentina Bonar Bond
8.750% due 05/07/2024	$3,200	$3,694
Argentine Republic Government International Bond
2.500% due 12/31/2038	10,300	6,978
6.250% due 04/22/2019	8,900	9,300
6.875% due 04/22/2021	6,860	7,340
7.500% due 04/22/2026	12,400	13,473
7.625% due 04/22/2046	6,000	6,504
8.750% due 06/02/2017	7,500	7,867
Provincia de Buenos Aires
9.125% due 03/16/2024	3,200	3,528
9.950% due 06/09/2021	1,200	1,344
10.875% due 01/26/2021	1,000	1,133
Provincia de Cordoba
7.125% due 06/10/2021	1,100	1,106

Total Argentina (Cost $58,592)		62,267

AZERBAIJAN 0.5%
CORPORATE BONDS & NOTES 0.2%
Southern Gas Corridor CJSC
6.875% due 03/24/2026	$3,200	3,464

SOVEREIGN ISSUES 0.3%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024	4,800	4,872

Total Azerbaijan (Cost $7,866)		8,336

BRAZIL 8.6%
CORPORATE BONDS & NOTES 7.1%
Banco do Brasil S.A.
3.875% due 10/10/2022	$17,578	16,216
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028	20,800	18,668
Caixa Economica Federal
2.375% due 11/06/2017	500	491
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	3,405	3,166
6.875% due 07/30/2019	7,350	7,405
Petrobras Global Finance BV
5.375% due 01/27/2021	4,400	4,070
5.625% due 05/20/2043	8,900	6,388
5.750% due 01/20/2020	14,796	14,311
6.250% due 03/17/2024	5,000	4,461
6.750% due 01/27/2041	3,700	2,988
6.850% due 06/05/2115	4,000	3,060
6.875% due 01/20/2040	15,350	12,542
7.875% due 03/15/2019	13,260	13,724
8.375% due 05/23/2021	2,000	2,069
Samarco Mineracao S.A.
5.750% due 10/24/2023	6,800	2,686

		112,245

SOVEREIGN ISSUES 1.5%
Brazil Government International Bond
4.250% due 01/07/2025	3,600	3,541
5.625% due 01/07/2041	1,350	1,313

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	61,700	18,563

			23,417

Total Brazil (Cost $144,703)			135,662

CAYMAN ISLANDS 1.3%
CORPORATE BONDS & NOTES 1.3%
Interoceanica Finance Ltd.
0.000% due 05/15/2030 (c)		$7,400	4,255
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		4,800	5,040
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		28,660	8,312
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		3,812	715
6.750% due 10/01/2023		8,193	1,597

Total Cayman Islands (Cost $47,997)			19,919

CHILE 3.4%
CORPORATE BONDS & NOTES 3.3%
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		$6,900	6,427
4.500% due 08/13/2023		800	851
4.500% due 09/16/2025 (g)		9,700	10,185
4.875% due 11/04/2044		2,200	2,228
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		12,500	12,778
GNL Quintero S.A.
4.634% due 07/31/2029		6,400	6,560
Itau CorpBanca
3.875% due 09/22/2019		6,400	6,721
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		7,862	7,229

			52,979

SOVEREIGN ISSUES 0.1%
Chile Government International Bond
3.625% due 10/30/2042		2,200	2,244

Total Chile (Cost $53,762)			55,223

CHINA 0.9%
CORPORATE BONDS & NOTES 0.8%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$2,100	2,276
Sinopec Group Overseas Development Ltd.
4.375% due 10/17/2023		1,800	1,946
4.875% due 05/17/2042		5,710	6,460
Three Gorges Finance Cayman Islands Ltd.
3.150% due 06/02/2026		2,100	2,174

			12,856

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	3,510	567
China Government International Bond
3.290% due 04/18/2020		8,250	1,272
3.380% due 05/23/2023		1,200	187
4.080% due 08/22/2023		1,100	179

			2,205

Total China (Cost $14,157)			15,061

COLOMBIA 3.1%
CORPORATE BONDS & NOTES 2.3%
Ecopetrol S.A.
4.125% due 01/16/2025		$1,200	1,089
5.375% due 06/26/2026		2,500	2,438
5.875% due 09/18/2023		8,200	8,466
5.875% due 05/28/2045		14,000	12,222
7.375% due 09/18/2043		13,000	13,000

			37,215

SOVEREIGN ISSUES 0.8%
Colombia Government International Bond
4.375% due 07/12/2021	5,300	5,711
6.125% due 01/18/2041	1,100	1,281
7.375% due 09/18/2037	4,275	5,590

		12,582

Total Colombia (Cost $50,383)		49,797

COSTA RICA 0.5%
SOVEREIGN ISSUES 0.5%
Costa Rica Government International Bond
4.250% due 01/26/2023	$3,130	2,997
5.625% due 04/30/2043	6,300	5,449

Total Costa Rica (Cost $9,391)		8,446

DOMINICAN REPUBLIC 0.6%
SOVEREIGN ISSUES 0.6%
Dominican Republic International Bond
5.500% due 01/27/2025	$4,100	4,193
6.850% due 01/27/2045	1,600	1,664
6.875% due 01/29/2026	2,700	2,990

Total Dominican Republic (Cost $8,786)		8,847

EL SALVADOR 1.8%
SOVEREIGN ISSUES 1.8%
El Salvador Government International Bond
5.875% due 01/30/2025	$10,200	9,180
6.375% due 01/18/2027	2,900	2,639
7.625% due 09/21/2034	3,070	3,093
7.625% due 02/01/2041	3,500	3,115
7.650% due 06/15/2035	4,350	3,893
7.750% due 01/24/2023	500	510
8.250% due 04/10/2032	7,210	6,976

Total El Salvador (Cost $34,465)		29,406

ETHIOPIA 0.2%
SOVEREIGN ISSUES 0.2%
Ethiopia International Bond
6.625% due 12/11/2024	$4,000	3,750

Total Ethiopia (Cost $3,985)		3,750

GABON 0.4%
SOVEREIGN ISSUES 0.4%
Gabon Government International Bond
6.375% due 12/12/2024	$8,004	6,923

Total Gabon (Cost $7,984)		6,923

GUATEMALA 1.3%
SOVEREIGN ISSUES 1.3%
Guatemala Government International Bond
4.875% due 02/13/2028	$1,600	1,676
5.750% due 06/06/2022	16,500	18,336

Total Guatemala (Cost $18,612)		20,012

HONG KONG 1.1%
CORPORATE BONDS & NOTES 1.1%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	$4,900	4,955
CNOOC Finance USA LLC
3.500% due 05/05/2025	6,100	6,191
Nexen Energy ULC
6.400% due 05/15/2037	1,130	1,408
7.500% due 07/30/2039	3,370	4,565

Total Hong Kong (Cost $16,549)		17,119

INDONESIA 7.5%
CORPORATE BONDS & NOTES 3.7%
Majapahit Holding BV
7.750% due 01/20/2020		$2,607	2,986
Pelabuhan Indonesia PT
4.250% due 05/05/2025		1,600	1,602
5.375% due 05/05/2045		1,600	1,517
Pertamina Persero PT
4.875% due 05/03/2022		2,700	2,845
5.250% due 05/23/2021		3,000	3,223
6.000% due 05/03/2042		27,158	27,524
6.450% due 05/30/2044		2,700	2,872
Perusahaan Listrik Negara PT
5.500% due 11/22/2021		14,900	16,249

			58,818

SOVEREIGN ISSUES 3.8%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	3,200	3,594
4.125% due 01/15/2025		$2,000	2,088
4.625% due 04/15/2043		2,400	2,432
4.750% due 01/08/2026		2,600	2,838
5.375% due 10/17/2023		5,000	5,645
6.625% due 02/17/2037		6,360	7,868
6.750% due 01/15/2044		17,400	22,154
7.750% due 01/17/2038		7,225	9,841
8.500% due 10/12/2035		2,400	3,437

			59,897

Total Indonesia (Cost $111,761)			118,715

IRELAND 2.7%
CORPORATE BONDS & NOTES 2.7%
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		$6,000	6,051
6.604% due 02/03/2021		10,400	11,467
Novolipetsk Steel via Steel Funding Ltd.
4.500% due 06/15/2023		600	596
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,454
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		$2,100	2,328
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		20,100	21,287

Total Ireland (Cost $41,186)			43,183

ISRAEL 0.5%
CORPORATE BONDS & NOTES 0.4%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$6,000	6,690

SOVEREIGN ISSUES 0.1%
Israel Government International Bond
4.500% due 01/30/2043		1,100	1,237

Total Israel (Cost $7,755)			7,927

IVORY COAST 0.5%
SOVEREIGN ISSUES 0.5%
Ivory Coast Government International Bond
5.375% due 07/23/2024		$7,100	6,692
5.750% due 12/31/2032		99	92
6.375% due 03/03/2028		400	389

Total Ivory Coast (Cost $7,462)			7,173

JAMAICA 0.2%
SOVEREIGN ISSUES 0.2%
Jamaica Government International Bond
6.750% due 04/28/2028		$1,500	1,579
7.875% due 07/28/2045		1,700	1,819

Total Jamaica (Cost $3,199)			3,398

KAZAKHSTAN 4.5%
CORPORATE BONDS & NOTES 3.1%
KazMunayGas National Co. JSC
6.375% due 04/09/2021	$14,381	15,783
7.000% due 05/05/2020	22,178	24,253
Samruk-Energy JSC
3.750% due 12/20/2017	8,900	8,918

		48,954

SOVEREIGN ISSUES 1.4%
Kazakhstan Government International Bond
4.875% due 10/14/2044	9,600	9,360
5.125% due 07/21/2025	2,800	3,076
6.500% due 07/21/2045	7,900	9,207

		21,643

Total Kazakhstan (Cost $67,115)		70,597

LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond
6.125% due 03/09/2021	$1,600	1,867

Total Lithuania (Cost $1,766)		1,867

LUXEMBOURG 4.9%
CORPORATE BONDS & NOTES 4.9%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	$12,400	12,277
6.000% due 11/27/2023	4,200	4,502
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020	2,000	2,023
5.999% due 01/23/2021	1,160	1,256
6.510% due 03/07/2022	10,913	11,977
7.288% due 08/16/2037	2,000	2,331
8.625% due 04/28/2034	1,100	1,394
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.750% due 05/29/2018	7,250	7,836
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019	4,200	4,480
5.400% due 03/24/2017	10,600	10,888
5.717% due 06/16/2021	8,600	9,293
6.125% due 02/07/2022	8,585	9,512

Total Luxembourg (Cost $74,075)		77,769

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
4.500% due 03/18/2045	$900	1,001

Total Malaysia (Cost $889)		1,001

MEXICO 9.9%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)	93,349	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 7.2%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022	$820	847
BBVA Bancomer S.A.
6.750% due 09/30/2022	350	392
Cemex S.A.B. de C.V.
6.125% due 05/05/2025 (g)	900	877

Comision Federal de Electricidad
5.750% due 02/14/2042		3,850	3,970
6.125% due 06/16/2045		4,900	5,243
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		900	1
Petroleos Mexicanos
4.875% due 01/24/2022		29,675	30,409
5.500% due 06/27/2044		32,630	29,646
6.375% due 01/23/2045		9,000	9,090
6.500% due 06/02/2041		21,520	21,897
6.625% due 06/15/2035		3,975	4,118
6.875% due 08/04/2026		7,100	7,956
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		4,900	6

			114,452

SOVEREIGN ISSUES 2.7%
Mexico Government International Bond
3.600% due 01/30/2025		6,265	6,570
4.000% due 03/15/2115	EUR	8,100	8,380
4.600% due 01/23/2046		$6,412	6,789
5.550% due 01/21/2045		3,120	3,748
5.750% due 10/12/2110		5,300	5,896
6.050% due 01/11/2040		9,402	11,882

			43,265

Total Mexico (Cost $169,054)			157,717

MONGOLIA 0.1%
SOVEREIGN ISSUES 0.1%
Mongolia Government International Bond
5.125% due 12/05/2022		$1,930	1,591

Total Mongolia (Cost $1,906)			1,591

MOROCCO 0.4%
SOVEREIGN ISSUES 0.4%
Morocco Government International Bond
5.500% due 12/11/2042		$5,800	6,289

Total Morocco (Cost $6,084)			6,289

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond
5.250% due 10/29/2025		$1,400	1,432

Total Namibia (Cost $1,387)			1,432

NETHERLANDS 1.1%
CORPORATE BONDS & NOTES 1.1%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$11,500	8,596
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		8,700	9,114

Total Netherlands (Cost $19,486)			17,710

OMAN 0.2%
SOVEREIGN ISSUES 0.2%
Oman Government International Bond
4.750% due 06/15/2026 (g)		$3,200	3,183

Total Oman (Cost $3,162)			3,183

PANAMA 1.6%
CORPORATE BONDS & NOTES 0.1%
ENA Norte Trust
4.950% due 04/25/2028		$1,595	1,631

SOVEREIGN ISSUES 1.5%
Panama Government International Bond
7.125% due 01/29/2026		7,642	10,106
8.125% due 04/28/2034		2,860	4,083

8.875% due 09/30/2027		5,735	8,473
9.375% due 01/16/2023		900	1,204

			23,866

Total Panama (Cost $23,968)			25,497

PARAGUAY 0.5%
SOVEREIGN ISSUES 0.5%
Paraguay Government International Bond
4.625% due 01/25/2023		$1,000	1,050
6.100% due 08/11/2044		5,700	6,199

Total Paraguay (Cost $6,720)			7,249

PERU 1.2%
CORPORATE BONDS & NOTES 0.7%
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022		$7,400	7,881
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021		3,400	3,454

			11,335

SOVEREIGN ISSUES 0.5%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023		7,700	7,719

Total Peru (Cost $18,473)			19,054

PHILIPPINES 0.1%
CORPORATE BONDS & NOTES 0.1%
Energy Development Corp.
6.500% due 01/20/2021		$940	1,067

Total Philippines (Cost $971)			1,067

POLAND 0.8%
SOVEREIGN ISSUES 0.8%
Poland Government International Bond
3.250% due 04/06/2026		$12,700	12,970

Total Poland (Cost $12,606)			12,970

QATAR 0.4%
SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
3.250% due 06/02/2026		$1,900	1,942
4.625% due 06/02/2046		4,000	4,366

Total Qatar (Cost $5,794)			6,308

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond
2.750% due 10/29/2025	EUR	600	687
Romania Government International Bond
6.125% due 01/22/2044		$300	376
Romanian Government International Bond
2.875% due 05/26/2028	EUR	100	112

Total Romania (Cost $1,138)			1,175

RUSSIA 0.7%
CORPORATE BONDS & NOTES 0.3%
SCF Capital Ltd.
5.375% due 06/16/2023		$5,200	5,238
VimpelCom Holdings BV
5.200% due 02/13/2019		100	103

			5,341

SOVEREIGN ISSUES 0.4%
Russia Government International Bond
4.500% due 04/04/2022		2,200	2,357

5.625% due 04/04/2042		1,000	1,135
12.750% due 06/24/2028		1,525	2,681

			6,173

Total Russia (Cost $11,185)			11,514

SENEGAL 0.4%
SOVEREIGN ISSUES 0.4%
Senegal Government International Bond
8.750% due 05/13/2021		$6,300	6,914

Total Senegal (Cost $7,060)			6,914

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
5.875% due 12/03/2018		$900	956

Total Serbia (Cost $922)			956

SLOVENIA 0.8%
SOVEREIGN ISSUES 0.8%
Slovenia Government International Bond
5.250% due 02/18/2024		$3,300	3,726
5.850% due 05/10/2023		8,200	9,534

Total Slovenia (Cost $13,146)			13,260

SOUTH AFRICA 2.6%
CORPORATE BONDS & NOTES 2.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$2,950	3,075
6.500% due 04/15/2040		1,300	1,274
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		9,900	9,840
6.750% due 08/06/2023		10,800	10,703
Myriad International Holdings BV
5.500% due 07/21/2025		4,800	5,002
Transnet SOC Ltd.
4.000% due 07/26/2022		5,000	4,754

			34,648

SOVEREIGN ISSUES 0.4%
South Africa Government International Bond
5.375% due 07/24/2044 (g)		6,200	6,503

Total South Africa (Cost $41,767)			41,151

SPAIN 0.1%
CORPORATE BONDS & NOTES 0.0%
Santander Issuances S.A.U.
0.579% due 09/30/2019	EUR	100	109

SOVEREIGN ISSUES 0.1%
Autonomous Community of Catalonia
4.900% due 09/15/2021		700	796
Autonomous Community of Valencia
2.115% due 09/03/2017		250	279

			1,075

Total Spain (Cost $1,238)			1,184

SRI LANKA 1.2%
CORPORATE BONDS & NOTES 0.5%
National Savings Bank
5.150% due 09/10/2019		$7,600	7,414

SOVEREIGN ISSUES 0.7%
Sri Lanka Government International Bond
6.125% due 06/03/2025		5,100	4,790
6.250% due 07/27/2021		2,000	2,019

6.850% due 11/03/2025		3,900	3,818

			10,627

Total Sri Lanka (Cost $17,928)			18,041

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Africa Finance Corp.
4.375% due 04/29/2020		$1,200	1,224

Total Supranational (Cost $1,191)			1,224

SWEDEN 0.1%
CORPORATE BONDS & NOTES 0.1%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$1,800	1,882

Total Sweden (Cost $1,870)			1,882

TRINIDAD AND TOBAGO 0.5%
CORPORATE BONDS & NOTES 0.5%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$6,795	6,625
9.750% due 08/14/2019		975	1,068

Total Trinidad and Tobago (Cost $7,859)			7,693

TUNISIA 0.3%
SOVEREIGN ISSUES 0.3%
Banque Centrale de Tunisie International Bond
3.280% due 08/09/2027	JPY	100,000	842
8.250% due 09/19/2027		$3,800	3,923

Total Tunisia (Cost $4,913)			4,765

TURKEY 3.0%
CORPORATE BONDS & NOTES 0.4%
Arcelik A/S
5.000% due 04/03/2023		$4,490	4,457
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		2,730	2,659

			7,116

SOVEREIGN ISSUES 2.6%
Turkey Government International Bond
6.000% due 01/14/2041		16,580	18,602
6.750% due 05/30/2040		13,900	16,985
6.875% due 03/17/2036		3,900	4,764
7.250% due 03/05/2038		1,000	1,279

			41,630

Total Turkey (Cost $49,313)			48,746

UKRAINE 1.3%
SOVEREIGN ISSUES 1.3%
Ukraine Government International Bond
7.750% due 09/01/2019		$5,100	5,049
7.750% due 09/01/2020		3,900	3,832
7.750% due 09/01/2021 (g)		1,000	978
7.750% due 09/01/2023		2,600	2,515
7.750% due 09/01/2024		3,000	2,883
7.750% due 09/01/2027		6,300	5,985

Total Ukraine (Cost $20,671)			21,242

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
DP World Ltd.
3.250% due 05/18/2020 (g)		$1,800	1,836
6.850% due 07/02/2037		1,900	2,091

Total United Arab Emirates (Cost $3,689)			3,927

UNITED KINGDOM 0.0%
CORPORATE BONDS & NOTES 0.0%
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)	$500	461
8.000% due 08/10/2025 (e)	200	187

Total United Kingdom (Cost $700)		648

UNITED STATES 7.1%
ASSET-BACKED SECURITIES 0.1%
Morgan Stanley Mortgage Loan Trust
0.813% due 04/25/2037	$398	191
6.000% due 07/25/2047 ^	148	112
Soundview Home Loan Trust
0.803% due 03/25/2036	1,300	1,055

		1,358

CORPORATE BONDS & NOTES 1.8%
California Resources Corp.
8.000% due 12/15/2022	401	285
Rio Oil Finance Trust
9.250% due 07/06/2024	21,830	18,855
9.750% due 01/06/2027	5,850	5,002
Southern Copper Corp.
5.250% due 11/08/2042	2,100	1,873
Terraform Global Operating LLC
9.750% due 08/15/2022	2,400	2,184

		28,199

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Adjustable Rate Mortgage Trust
2.929% due 11/25/2035 ^	279	237
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	1,868	1,923
Banc of America Funding Trust
2.870% due 11/20/2035 ^	226	200
5.888% due 04/25/2037 ^	322	282
Bear Stearns Adjustable Rate Mortgage Trust
2.804% due 01/25/2035	31	30
2.870% due 02/25/2036 ^	200	168
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035	455	441
2.704% due 07/25/2046 ^	165	149
Countrywide Alternative Loan Trust
0.623% due 01/25/2037 ^	158	131
0.803% due 05/25/2036 ^	1,053	515
5.750% due 03/25/2037 ^	238	196
6.250% due 11/25/2036 ^	157	135
Countrywide Home Loan Mortgage Pass-Through Trust
2.757% due 04/20/2036 ^	127	112
2.774% due 09/25/2047 ^	112	97
2.792% due 03/25/2037 ^	174	122
2.910% due 02/25/2047 ^	183	141
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	301	189
6.172% due 06/25/2036 ^	469	263
Deutsche ALT-A Securities, Inc.
3.322% due 10/25/2035	117	99
5.000% due 10/25/2018	62	63
5.500% due 12/25/2035 ^	315	261
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^	203	171
5.886% due 10/25/2036 ^	203	171
GSMPS Mortgage Loan Trust
0.803% due 01/25/2036	289	238
HarborView Mortgage Loan Trust
3.163% due 08/19/2036 ^	46	41
IndyMac Mortgage Loan Trust
0.753% due 06/25/2037 ^	190	99
2.926% due 06/25/2036	265	246
3.034% due 10/25/2035	202	166
4.113% due 08/25/2036	304	288
JPMorgan Mortgage Trust
2.747% due 11/25/2035	159	151
2.771% due 08/25/2035	277	273
2.944% due 04/25/2035	74	74

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	586	593
Luminent Mortgage Trust
0.626% due 12/25/2036 ^	149	123
MASTR Alternative Loan Trust
0.853% due 03/25/2036	155	27
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	569	592
Morgan Stanley Capital Trust
6.102% due 06/11/2049	285	296
Residential Accredit Loans, Inc. Trust
6.500% due 07/25/2037	834	707
Sequoia Mortgage Trust
2.627% due 01/20/2047 ^	103	84
Structured Adjustable Rate Mortgage Loan Trust
2.478% due 10/25/2037 ^	166	111
2.743% due 11/25/2035 ^	185	147
2.859% due 09/25/2036 ^	448	295
2.872% due 05/25/2036 ^	639	584
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	568	70
WaMu Mortgage Pass-Through Certificates Trust
0.823% due 05/25/2034	166	142
2.008% due 01/25/2037 ^	221	187
2.277% due 04/25/2037 ^	145	125
2.408% due 05/25/2037 ^	309	248
2.506% due 12/25/2036 ^	462	402

		12,405

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019	100	111
Israel Government AID Bond
5.500% due 04/26/2024	100	127

		238

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Bonds
2.500% due 02/15/2046 (g)	34,800	36,271
U.S. Treasury Notes
1.375% due 04/30/2021 (j)	33,500	34,085

		70,356

Total United States (Cost $113,746)		112,556

URUGUAY 1.7%
SOVEREIGN ISSUES 1.7%
Uruguay Government International Bond
4.375% due 10/27/2027	$7,675	8,212
4.500% due 08/14/2024	3,098	3,381
5.100% due 06/18/2050	3,000	3,007
7.625% due 03/21/2036	2,000	2,723
7.875% due 01/15/2033	6,650	9,119

Total Uruguay (Cost $24,791)		26,442

VENEZUELA 4.0%
CORPORATE BONDS & NOTES 2.4%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017	$7,795	4,910
5.375% due 04/12/2027	58,499	20,545
5.500% due 04/12/2037	22,263	7,681
8.500% due 11/02/2017	6,333	4,446

		37,582

SOVEREIGN ISSUES 1.6%
Venezuela Government International Bond
7.000% due 03/31/2038	19,240	7,744
7.650% due 04/21/2025	15,989	6,595
8.250% due 10/13/2024	25,239	10,664
9.000% due 05/07/2023	2	1

9.250% due 05/07/2028		240	104

			25,108

Total Venezuela (Cost $109,356)			62,690

VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
4.000% due 03/12/2028		$1,767	1,739

Total Vietnam (Cost $1,586)			1,739

VIRGIN ISLANDS (BRITISH) 2.9%
CORPORATE BONDS & NOTES 2.9%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$6,400	6,336
GTL Trade Finance, Inc.
5.893% due 04/29/2024		10,918	9,681
QGOG Constellation S.A.
6.250% due 11/09/2019		1,500	757
Rosneft Finance S.A.
6.625% due 03/20/2017		21,600	22,252
7.250% due 02/02/2020		3,550	3,953
7.875% due 03/13/2018		3,500	3,789

Total Virgin Islands (British) (Cost $46,452)			46,768

ZAMBIA 0.0%
SOVEREIGN ISSUES 0.0%
Zambia Government International Bond
5.375% due 09/20/2022		$300	236

Total Zambia (Cost $299)			236

SHORT-TERM INSTRUMENTS 5.7%
REPURCHASE AGREEMENTS (f) 0.3%			4,527

SHORT-TERM NOTES 2.8%
Brazil Letras do Tesouro Nacional
13.738% due 10/01/2016 (d)	BRL	125,000	37,607
Letras del Banco Central de la Republica Argentina
30.000% due 01/11/2017 (c)(d)	ARS	6,000	351
30.250% due 01/11/2017 - 01/25/2017 (c)(d)		19,200	1,116
30.750% due 01/18/2017 (c)(d)		59,800	3,483
31.250% due 01/11/2017 (c)(d)		34,600	2,024

			44,581

U.S. TREASURY BILLS 2.6%
0.218% due 07/21/2016 - 12/08/2016 (b)(c)(j)		$40,559	40,544

Total Short-Term Instruments (Cost $86,262)			89,652

Total Investments in Securities (Cost $1,629,133)			1,556,870

	SHARES
INVESTMENTS IN AFFILIATES 7.0%
SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III		11,308,761	111,776

Total Short-Term Instruments (Cost $111,768)			111,776

Total Investments in Affiliates (Cost $111,768)			111,776

Total Investments 105.0% (Cost $1,740,901)			$1,668,646
Financial Derivative Instruments (h)(i) (2.0)% (Cost or Premiums, net $(10,466))			(32,796)
Other Assets and Liabilities, net (3.0)%			(47,036)

Net Assets 100.0%			$1,588,814

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$4,527	U.S. Treasury Notes 1.000% due 05/15/2018	$(4,618)	$4,527	$4,527

Total Repurchase Agreements						$(4,618)	$4,527	$4,527

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BRC	(2.000)%	07/01/2016	TBD	(2)	$(997)	$(997)
	(1.000)	05/05/2016	TBD	(2)	(793)	(792)
	(0.750)	05/10/2016	TBD	(2)	(1,232)	(1,231)
	(0.750)	07/01/2016	TBD	(2)	(2,976)	(2,976)
CFR	(1.250)	06/02/2016	TBD	(2)	(4,291)	(4,285)
	(1.250)	06/03/2016	TBD	(2)	(1,783)	(1,780)
GSC	(2.000)	05/10/2016	TBD	(2)	(4,614)	(4,601)
JML	(1.000)	06/03/2016	TBD	(2)	(4,252)	(4,248)
JPS	0.420	06/28/2016	07/12/2016		(36,627)	(36,628)

Total Reverse Repurchase Agreements						$(57,538)

(2)	Open maturity reverse repurchase agreements.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(27,167) at a weighted average interest rate of (0.977)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

(g)	Securities with an aggregate market value of $54,956 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 5-Year Note September Futures	Long	09/2016	173	$385	$13	$0

Total Futures Contracts				$385	$13	$0

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Year BRL-CDI	12.255%	01/02/2017	BRL	333,200	$978	$130	$18	$0
Pay	1-Year BRL-CDI	13.900	01/02/2017		34,000	(16)	(9)	0	(2)
Pay	1-Year BRL-CDI	15.230	01/02/2017		103,600	410	(9)	0	(6)
Receive	3-Month USD-LIBOR	2.350	10/02/2025		$300	(28)	(26)	1	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		28,200	(5,954)	(5,155)	313	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		1,300	(197)	(141)	14	0

						$(4,807)	$(5,210)	$346	$(8)

Total Swap Agreements						$(4,807)	$(5,210)	$346	$(8)

Cash of $5,339 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	BRL	128,358	$	32,467	$0	$(7,491)
	07/2016	$	39,990	BRL	128,358	0	(31)
	07/2016		23,768	EUR	21,568	167	0
	08/2016	EUR	21,568	$	23,793	0	(166)
	10/2016	BRL	125,000		33,347	0	(4,511)
BPS	07/2016		184,965		51,561	0	(6,019)
	07/2016	$	57,157	BRL	184,965	465	(41)
	08/2016		25,040		86,003	1,501	0
	10/2016	CNH	23,050	$	3,542	99	0
	10/2016	$	8,066	BRL	35,087	2,560	0
BRC	08/2016		225	INR	15,214	0	(2)
	08/2016	ZAR	140,407	$	8,838	0	(626)
CBK	07/2016	EUR	99		111	1	0
	08/2016	GBP	933		1,348	106	0
	08/2016	JPY	360,000		3,462	0	(28)
DUB	07/2016	BRL	30,323		7,390	1	(2,051)
	07/2016	$	8,742	BRL	30,323	698	0
	08/2016	SGD	7,579	$	5,552	0	(72)
	10/2016	BRL	50,277		13,830	0	(1,397)
GLM	07/2016		18,394		5,663	0	(63)
	07/2016	EUR	39,238		43,702	173	(15)
	07/2016	$	5,731	BRL	18,394	0	(4)
	07/2016		6,881	EUR	6,086	0	(127)
	08/2016	TWD	328,174	$	10,104	0	(102)
	08/2016	$	5,621	BRL	18,394	56	0
	10/2016	BRL	35,035	$	8,066	0	(2,545)
HUS	07/2016		12,300		3,832	3	0
	07/2016	$	3,421	BRL	12,300	408	0
	08/2016	GBP	123	$	179	15	0
	08/2016	$	14,764	JPY	1,594,000	690	0
JPM	07/2016	BRL	301,394	$	93,898	73	0
	07/2016	$	83,502	BRL	301,394	10,323	0
	08/2016	KRW	3,519,555	$	3,005	0	(46)
	10/2016	BRL	61,700		17,216	0	(1,471)
	01/2017	CNH	25,548		3,732	0	(69)
NAB	07/2016	$	12,927	EUR	11,683	38	0
	08/2016	EUR	11,683	$	12,942	0	(37)
SCX	08/2016	INR	13,520		199	0	0
SOG	08/2016	ZAR	140,870		9,146	0	(350)
UAG	08/2016	MYR	963		236	0	(5)

Total Forward Foreign Currency Contracts						$17,377	$(27,269)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
UAG	Call - OTC USD versus JPY	JPY	110.000	08/29/2016	$10,700	$187	$27

Total Purchased Options						$187	$27

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC USD versus ZAR	ZAR	16.120	07/14/2016	$4,315	$(39)	$(3)
UAG	Put - OTC USD versus JPY	JPY	106.500	08/29/2016	10,700	(105)	(435)
	Call - OTC USD versus JPY		113.300	08/29/2016	10,700	(82)	(10)

						$(226)	$(448)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000)%[10] - (Final Index/Initial Index)] or 0	09/29/2020	$9,100	$(117)	$(1)

Total Written Options						$(343)	$(449)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
HUS	South Africa Government International Bond	(1.000)%	06/20/2021	2.782%	$4,500	$450	$(82)	$368	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2018	1.682%		$6,300	$(302)	$199	$0	$(103)
	Brazil Government International Bond	1.000	06/20/2020	2.568		2,200	(135)	5	0	(130)
	Brazil Government International Bond	1.000	09/20/2025	3.695		1,755	(357)	8	0	(349)
	Colombia Government International Bond	1.000	06/20/2019	1.323		12,500	(55)	(59)	0	(114)
	Colombia Government International Bond	1.000	09/20/2020	1.756		1,600	(87)	38	0	(49)
	Export-Import Bank of China	1.000	09/20/2016	0.388		3,800	(108)	115	7	0
	Panama Government International Bond	1.000	03/20/2019	0.989		7,500	(42)	47	5	0
	Peru Government International Bond	1.000	03/20/2019	0.783		10,000	(151)	212	61	0
	Peru Government International Bond	1.000	09/20/2020	1.170		700	(29)	24	0	(5)
	Russia Government International Bond	1.000	12/20/2020	2.128		3,300	(409)	252	0	(157)
	Russia Government International Bond	1.000	06/20/2021	2.300		14,700	(1,058)	170	0	(888)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	2,600	(22)	32	10	0
BRC	Argentine Republic Government International Bond	5.000	06/20/2021	4.219		$2,400	41	46	87	0
	Brazil Government International Bond	1.000	12/20/2016	0.666		2,300	(16)	20	4	0
	Brazil Government International Bond	1.000	06/20/2018	1.282		10,000	(191)	139	0	(52)
	Brazil Government International Bond	1.000	06/20/2019	1.944		400	(16)	5	0	(11)
	Brazil Government International Bond	1.000	12/20/2020	2.854		10,100	(1,683)	901	0	(782)
	Colombia Government International Bond	1.000	09/20/2020	1.756		1,500	(85)	40	0	(45)
	Indonesia Government International Bond	1.000	03/20/2024	2.343		4,100	(566)	197	0	(369)
	Kazakhstan Government International Bond	1.000	09/20/2016	0.259		2,700	(22)	27	5	0
	Mexico Government International Bond	1.000	09/20/2021	1.609		10,748	(635)	313	0	(322)
	Russia Government International Bond	1.000	12/20/2020	2.128		5,400	(632)	375	0	(257)
CBK	Brazil Government International Bond	1.000	06/20/2018	1.282		5,000	(95)	69	0	(26)
	China Government International Bond	1.000	12/20/2016	0.262		3,000	(143)	155	12	0
	Colombia Government International Bond	1.000	06/20/2019	1.323		6,100	27	(82)	0	(55)
	Indonesia Government International Bond	1.000	03/20/2024	2.343		4,100	(560)	191	0	(369)
	Panama Government International Bond	1.000	06/20/2019	1.039		2,200	14	(16)	0	(2)
DUB	Brazil Government International Bond	1.000	12/20/2016	0.666		700	(9)	10	1	0
	Brazil Government International Bond	1.000	06/20/2018	1.282		4,300	(68)	46	0	(22)
	China Government International Bond	1.000	12/20/2016	0.262		2,500	(111)	121	10	0
	Colombia Government International Bond	1.000	06/20/2019	1.323		4,200	(10)	(28)	0	(38)
	Colombia Government International Bond	1.000	09/20/2020	1.756		1,000	(56)	26	0	(30)
	Indonesia Government International Bond	1.000	12/20/2019	1.314		300	(7)	4	0	(3)
	Mexico Government International Bond	1.000	09/20/2021	1.609		4,000	(157)	37	0	(120)
	Panama Government International Bond	1.000	03/20/2019	0.989		2,000	(12)	13	1	0
	Panama Government International Bond	1.000	06/20/2019	1.039		14,300	98	(110)	0	(12)
	Penerbangan Malaysia Bhd.	1.000	12/20/2018	0.803		14,300	(173)	246	73	0
	Penerbangan Malaysia Bhd.	1.000	06/20/2019	0.921		400	0	1	1	0
	Penerbangan Malaysia Bhd.	1.000	03/20/2020	1.164		2,100	(18)	6	0	(12)
FBF	Brazil Government International Bond	1.000	09/20/2020	2.721		1,600	(113)	4	0	(109)
	China Government International Bond	1.000	12/20/2016	0.262		2,900	(143)	154	11	0
	Colombia Government International Bond	1.000	09/20/2020	1.756		600	(32)	14	0	(18)
	Peru Government International Bond	1.000	03/20/2019	0.783		2,100	(31)	44	13	0
GST	Argentine Republic Government International Bond	5.000	06/20/2021	4.219		2,100	22	54	76	0
	Brazil Government International Bond	1.000	12/20/2016	0.666		2,700	(35)	40	5	0
	Brazil Government International Bond	1.000	06/20/2019	1.944		2,200	(97)	38	0	(59)
	Brazil Government International Bond	1.000	12/20/2020	2.854		1,300	(176)	75	0	(101)
	Chile Government International Bond	1.000	09/20/2020	0.819		3,000	8	15	23	0
	Colombia Government International Bond	1.000	09/20/2016	0.397		6,800	2	9	11	0
	Colombia Government International Bond	1.000	06/20/2019	1.323		5,000	24	(69)	0	(45)
	Indonesia Government International Bond	1.000	03/20/2024	2.343		3,600	(492)	168	0	(324)
	Panama Government International Bond	1.000	06/20/2019	1.039		4,100	22	(25)	0	(3)
	Russia Government International Bond	1.000	12/20/2020	2.128		7,250	(900)	554	0	(346)
HUS	Brazil Government International Bond	1.000	09/20/2016	0.542		900	0	1	1	0
	Brazil Government International Bond	1.000	06/20/2018	1.282		3,300	(49)	32	0	(17)
	Brazil Government International Bond	1.000	09/20/2020	2.721		1,200	(88)	6	0	(82)
	Brazil Government International Bond	1.000	12/20/2020	2.854		1,100	(149)	64	0	(85)
	Colombia Government International Bond	1.000	12/20/2016	0.447		2,800	(2)	10	8	0
	Colombia Government International Bond	1.000	06/20/2019	1.323		10,000	(66)	(25)	0	(91)
	Kazakhstan Government International Bond	1.000	09/20/2016	0.259		7,000	(60)	74	14	0
	Panama Government International Bond	1.000	06/20/2019	1.039		8,700	55	(62)	0	(7)
	Russia Government International Bond	1.000	12/20/2020	2.128		1,100	(112)	60	0	(52)
	Turkey Government International Bond	1.000	12/20/2019	1.813		18,600	(827)	324	0	(503)
JPM	Brazil Government International Bond	1.000	09/20/2016	0.542		1,100	0	2	2	0
	Brazil Government International Bond	1.000	12/20/2016	0.666		500	(6)	7	1	0
	Brazil Government International Bond	1.000	09/20/2018	1.506		5,000	(213)	159	0	(54)
	Brazil Government International Bond	1.000	12/20/2019	2.303		1,300	(49)	(7)	0	(56)
	Brazil Government International Bond	1.000	09/20/2020	2.721		600	(46)	5	0	(41)
	China Government International Bond	1.000	12/20/2016	0.262		12,400	(602)	650	48	0
	Colombia Government International Bond	1.000	06/20/2019	1.323		10,900	47	(146)	0	(99)
	Gazprom OAO Via Gaz Capital S.A.	1.000	12/20/2020	2.751		2,200	(372)	211	0	(161)
	Indonesia Government International Bond	1.000	06/20/2019	1.105		200	(4)	3	0	(1)
	Panama Government International Bond	1.000	06/20/2019	1.039		11,000	54	(63)	0	(9)
MYC	Export-Import Bank of China	1.000	09/20/2016	0.388		4,000	(109)	116	7	0
	Peru Government International Bond	1.960	10/20/2016	0.306		3,000	0	27	27	0
NGF	Rosneft Oil Co.	1.000	09/20/2016	1.469		1,500	(8)	7	0	(1)
	Russia Government International Bond	1.000	12/20/2020	2.128		3,000	(323)	180	0	(143)
	Saudi Arabia Government International Bond	1.000	06/20/2021	1.727		1,000	(26)	(8)	0	(34)
	Vnesheconombank Co.	1.000	12/20/2016	2.657		1,700	(22)	9	0	(13)
UAG	Brazil Government International Bond	1.030	07/20/2017	0.891		3,875	0	24	24	0

							$(12,758)	$6,530	$548	$(6,776)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	3,300	$(3)	$(89)	$0	$(92)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		21,900	(35)	53	18	0
BPS	Pay	1-Year BRL-CDI	12.860	01/02/2018		49,300	(574)	443	0	(131)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		125,200	52	50	102	0
	Receive	1-Year BRL-CDI	12.850	01/04/2021		91,020	1,733	(2,647)	0	(914)
DUB	Pay	1-Year BRL-CDI	8.285	01/02/2017		163,300	0	(5,973)	0	(5,973)
	Receive	1-Year BRL-CDI	12.255	01/02/2017		80,300	(103)	340	237	0
	Receive	1-Year BRL-CDI	13.820	01/02/2017		198,600	0	160	160	0
	Pay	1-Year BRL-CDI	15.230	01/02/2017		47,000	2	183	185	0
	Receive	1-Year BRL-CDI	13.000	01/02/2018		50,800	(5)	102	97	0
	Pay	1-Year BRL-CDI	12.440	01/02/2019		38,600	0	24	24	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021		45,000	126	121	247	0
	Receive	1-Year BRL-CDI	16.150	01/04/2021		89,100	57	(3,242)	0	(3,185)
	Pay	1-Year BRL-CDI	12.285	01/02/2025		25,900	0	49	49	0
GLM	Pay	1-Year BRL-CDI	13.730	01/02/2018		66,400	(18)	177	159	0
HUS	Receive	1-Year BRL-CDI	15.510	07/01/2016		1,200	(1)	(3)	0	(4)
	Pay	1-Year BRL-CDI	8.320	01/02/2017		50,200	33	(1,834)	0	(1,801)
	Receive	1-Year BRL-CDI	12.360	01/02/2018		34,900	454	(256)	198	0
	Pay	1-Year BRL-CDI	13.375	01/02/2018		110,500	0	51	51	0
	Receive	1-Year BRL-CDI	13.315	01/04/2021		71,100	0	(778)	0	(778)
JPM	Pay	1-Year BRL-CDI	13.730	01/02/2017		180,400	0	(214)	0	(214)
	Receive	1-Year BRL-CDI	13.000	01/02/2018		118,400	0	225	225	0
MYC	Pay	1-Year BRL-CDI	8.220	01/02/2017		145,000	(195)	(5,194)	0	(5,389)
	Pay	1-Year BRL-CDI	11.500	01/04/2021		94,900	337	(1,218)	0	(881)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		18,300	(28)	43	15	0
UAG	Pay	1-Year BRL-CDI	8.200	01/02/2017		4,900	(5)	(178)	0	(183)
	Receive	1-Year BRL-CDI	10.910	01/02/2017		26,800	112	187	299	0
	Receive	1-Year BRL-CDI	11.680	01/04/2021		76,400	59	447	506	0

							$1,998	$(18,971)	$2,572	$(19,545)

Total Swap Agreements							$(10,310)	$(12,523)	$3,488	$(26,321)

(j)	Securities with an aggregate market value of $40,738 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$62,267	$0	$62,267
Azerbaijan
Corporate Bonds & Notes	0	3,464	0	3,464
Sovereign Issues	0	4,872	0	4,872
Brazil
Corporate Bonds & Notes	0	112,245	0	112,245
Sovereign Issues	0	23,417	0	23,417
Cayman Islands
Corporate Bonds & Notes	0	15,664	4,255	19,919
Chile
Corporate Bonds & Notes	0	52,979	0	52,979
Sovereign Issues	0	2,244	0	2,244
China
Corporate Bonds & Notes	0	12,856	0	12,856
Sovereign Issues	0	2,205	0	2,205
Colombia
Corporate Bonds & Notes	0	37,215	0	37,215
Sovereign Issues	0	12,582	0	12,582
Costa Rica
Sovereign Issues	0	8,446	0	8,446
Dominican Republic
Sovereign Issues	0	8,847	0	8,847
El Salvador
Sovereign Issues	0	29,406	0	29,406
Ethiopia
Sovereign Issues	0	3,750	0	3,750
Gabon
Sovereign Issues	0	6,923	0	6,923
Guatemala
Sovereign Issues	0	20,012	0	20,012
Hong Kong
Corporate Bonds & Notes	0	17,119	0	17,119
Indonesia
Corporate Bonds & Notes	0	58,818	0	58,818
Sovereign Issues	0	59,897	0	59,897
Ireland
Corporate Bonds & Notes	0	43,183	0	43,183
Israel
Corporate Bonds & Notes	0	6,690	0	6,690
Sovereign Issues	0	1,237	0	1,237
Ivory Coast
Sovereign Issues	0	7,173	0	7,173
Jamaica
Sovereign Issues	0	3,398	0	3,398
Kazakhstan
Corporate Bonds & Notes	0	48,954	0	48,954
Sovereign Issues	0	21,643	0	21,643
Lithuania
Sovereign Issues	0	1,867	0	1,867
Luxembourg
Corporate Bonds & Notes	0	77,769	0	77,769
Malaysia
Corporate Bonds & Notes	0	1,001	0	1,001
Mexico
Corporate Bonds & Notes	0	114,452	0	114,452
Sovereign Issues	0	43,265	0	43,265
Mongolia
Sovereign Issues	0	1,591	0	1,591
Morocco
Sovereign Issues	0	6,289	0	6,289
Namibia
Sovereign Issues	0	1,432	0	1,432
Netherlands
Corporate Bonds & Notes	0	17,710	0	17,710
Oman
Sovereign Issues	0	3,183	0	3,183
Panama
Corporate Bonds & Notes	0	1,631	0	1,631
Sovereign Issues	0	23,866	0	23,866
Paraguay
Sovereign Issues	0	7,249	0	7,249
Peru
Corporate Bonds & Notes	0	11,335	0	11,335
Sovereign Issues	0	7,719	0	7,719
Philippines
Corporate Bonds & Notes	0	1,067	0	1,067
Poland
Sovereign Issues	0	12,970	0	12,970
Qatar
Sovereign Issues	0	6,308	0	6,308
Romania
Sovereign Issues	0	1,175	0	1,175
Russia
Corporate Bonds & Notes	0	5,341	0	5,341
Sovereign Issues	0	6,173	0	6,173
Senegal
Sovereign Issues	0	6,914	0	6,914
Serbia
Sovereign Issues	0	956	0	956
Slovenia
Sovereign Issues	0	13,260	0	13,260
South Africa
Corporate Bonds & Notes	0	34,648	0	34,648
Sovereign Issues	0	6,503	0	6,503
Spain
Corporate Bonds & Notes	0	109	0	109
Sovereign Issues	0	1,075	0	1,075
Sri Lanka
Corporate Bonds & Notes	0	7,414	0	7,414
Sovereign Issues	0	10,627	0	10,627
Supranational
Corporate Bonds & Notes	0	1,224	0	1,224
Sweden
Corporate Bonds & Notes	0	1,882	0	1,882
Trinidad and Tobago
Corporate Bonds & Notes	0	7,693	0	7,693
Tunisia
Sovereign Issues	0	4,765	0	4,765
Turkey
Corporate Bonds & Notes	0	7,116	0	7,116
Sovereign Issues	0	41,630	0	41,630
Ukraine
Sovereign Issues	0	21,242	0	21,242
United Arab Emirates
Corporate Bonds & Notes	0	3,927	0	3,927
United Kingdom
Corporate Bonds & Notes	0	648	0	648
United States
Asset-Backed Securities	0	1,358	0	1,358
Corporate Bonds & Notes	0	28,199	0	28,199
Non-Agency Mortgage-Backed Securities	0	12,405	0	12,405
U.S. Government Agencies	0	238	0	238
U.S. Treasury Obligations	0	70,356	0	70,356
Uruguay
Sovereign Issues	0	26,442	0	26,442
Venezuela
Corporate Bonds & Notes	0	37,582	0	37,582
Sovereign Issues	0	25,108	0	25,108
Vietnam
Sovereign Issues	0	1,739	0	1,739
Virgin Islands (British)
Corporate Bonds & Notes	0	46,768	0	46,768
Zambia
Sovereign Issues	0	236	0	236
Short-Term Instruments
Repurchase Agreements	0	4,527	0	4,527
Short-Term Notes	0	44,581	0	44,581
U.S. Treasury Bills	0	40,544	0	40,544
	$0	$1,552,615	$4,255	$1,556,870

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$111,776	$0	$0	$111,776

Total Investments	$111,776	$1,552,615	$4,255	$1,668,646

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	346	0	359
Over the counter	0	20,892	0	20,892
	$13	$21,238	$0	$21,251

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(8)	0	(8)
Over the counter	0	(54,039)	0	(54,039)

	$0	$(54,047)	$0	$(54,047)

Totals	$111,789	$1,519,806	$4,255	$1,635,850

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Corporate Bond Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.5%
ARGENTINA 2.3%
CORPORATE BONDS & NOTES 1.8%
Cablevision S.A.
6.500% due 06/15/2021	$500	$511
YPF S.A.
8.500% due 03/23/2021	200	215
8.500% due 07/28/2025	1,700	1,803

		2,529

SOVEREIGN ISSUES 0.5%
Argentine Republic Government International Bond
6.875% due 04/22/2021	200	214
Provincia de Cordoba
7.125% due 06/10/2021	550	553

		767

Total Argentina (Cost $3,121)		3,296

AUSTRIA 0.6%
CORPORATE BONDS & NOTES 0.6%
JBS Investments GmbH
7.750% due 10/28/2020	$100	106
Sappi Papier Holding GmbH
7.500% due 06/15/2032	800	720

Total Austria (Cost $837)		826

AZERBAIJAN 0.2%
CORPORATE BONDS & NOTES 0.2%
International Bank of Azerbaijan OJSC
5.625% due 06/11/2019	$300	296

Total Azerbaijan (Cost $285)		296

BARBADOS 0.7%
CORPORATE BONDS & NOTES 0.7%
Columbus International, Inc.
7.375% due 03/30/2021	$900	954

Total Barbados (Cost $933)		954

BERMUDA 3.6%
CORPORATE BONDS & NOTES 3.6%
CBQ Finance Ltd.
7.500% due 11/18/2019	$800	915
Digicel Group Ltd.
8.250% due 09/30/2020	2,065	1,735
Digicel Ltd.
6.000% due 04/15/2021	900	781
Noble Group Ltd.
6.750% due 01/29/2020	200	163
Ooredoo International Finance Ltd.
3.250% due 02/21/2023	1,500	1,519

Total Bermuda (Cost $5,491)		5,113

BRAZIL 8.5%
CORPORATE BONDS & NOTES 8.5%
Andrade Gutierrez International S.A.
4.000% due 04/30/2018	$400	294
Banco Bradesco S.A.
5.750% due 03/01/2022	300	314
Banco BTG Pactual S.A.
4.000% due 01/16/2020	710	616
5.750% due 09/28/2022	200	163

Banco do Brasil S.A.
6.250% due 04/15/2024 (b)		400	249
9.000% due 06/18/2024 (b)		575	448
Banco do Estado do Rio Grande do Sul S.A.
7.375% due 02/02/2022		300	277
Banco Pan S.A.
8.500% due 04/23/2020		455	425
BR Properties S.A.
9.000% due 08/01/2016 (b)		636	570
Braskem Finance Ltd.
5.375% due 05/02/2022		400	396
BRF S.A.
3.950% due 05/22/2023		300	292
4.750% due 05/22/2024		200	199
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		500	465
Cielo S.A.
3.750% due 11/16/2022		300	286
Cosan Luxembourg S.A.
7.000% due 01/20/2027		200	198
CSN Islands Corp.
6.875% due 09/21/2019		350	193
Embraer Netherlands Finance BV
5.050% due 06/15/2025		300	298
Itau Unibanco Holding S.A.
6.200% due 12/21/2021		360	382
Minerva Luxembourg S.A.
7.750% due 01/31/2023		200	205
Odebrecht Finance Ltd.
7.125% due 06/26/2042		350	154
Petrobras Global Finance BV
4.375% due 05/20/2023		800	652
5.375% due 01/27/2021		200	185
5.750% due 01/20/2020		700	677
6.875% due 01/20/2040		100	82
8.375% due 05/23/2021		1,500	1,552
Samarco Mineracao S.A.
5.375% due 09/26/2024		800	316
Suzano Trading Ltd.
5.875% due 01/23/2021		200	209
Vale Overseas Ltd.
5.875% due 06/10/2021		400	401
6.875% due 11/10/2039		900	824
Votorantim Cimentos S.A.
3.500% due 07/13/2022	EUR	100	97
7.250% due 04/05/2041		$560	517

Total Brazil (Cost $12,394)			11,936

CANADA 1.1%
CORPORATE BONDS & NOTES 1.1%
First Quantum Minerals Ltd.
6.750% due 02/15/2020		$200	168
7.000% due 02/15/2021		1,300	1,051
Pacific Exploration and Production Corp.
5.375% due 01/26/2019 ^		1,450	276

Total Canada (Cost $2,491)			1,495

CAYMAN ISLANDS 7.8%
CORPORATE BONDS & NOTES 7.8%
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020		$500	502
Agile Property Holdings Ltd.
9.000% due 05/21/2020 (e)		200	222
Alibaba Group Holding Ltd.
3.125% due 11/28/2021		600	615
Alpha Star Holding Ltd.
4.970% due 04/09/2019		500	474
Baidu, Inc.
3.500% due 11/28/2022		300	309
Biostime International Holdings Ltd.
7.250% due 06/21/2021		200	206
BR Malls International Finance Ltd.
8.500% due 10/21/2016 (b)		400	396
Comcel Trust via Comunicaciones Celulares S.A.
6.875% due 02/06/2024		350	343
Formosa Group Cayman Ltd.
3.375% due 04/22/2025		700	710
Global A&T Electronics Ltd.
10.000% due 02/01/2019		200	141
Hutchison Whampoa International Ltd.
3.625% due 10/31/2024		850	901

JD.com, Inc.
3.875% due 04/29/2026	200	191
Longfor Properties Co. Ltd.
6.875% due 10/18/2019	200	210
MAF Global Securities Ltd.
7.125% due 10/29/2018 (b)	400	417
MCE Finance Ltd.
5.000% due 02/15/2021	950	945
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	4,166	781
QNB Finance Ltd.
2.750% due 10/31/2018	300	305
2.875% due 04/29/2020	300	307
Sable International Finance Ltd.
6.875% due 08/01/2022	400	404
Shimao Property Holdings Ltd.
6.625% due 01/14/2020 (e)	300	316
Sun Hung Kai Properties Capital Market Ltd.
3.625% due 01/16/2023	200	212
Swire Pacific MTN Financing Ltd.
4.500% due 10/09/2023	500	562
Tencent Holdings Ltd.
3.375% due 03/05/2018	200	205
3.800% due 02/11/2025	400	422
Wynn Macau Ltd.
5.250% due 10/15/2021	850	831

Total Cayman Islands (Cost $13,848)		10,927

CHILE 3.0%
CORPORATE BONDS & NOTES 3.0%
Celulosa Arauco y Constitucion S.A.
4.500% due 08/01/2024	$100	104
4.750% due 01/11/2022	300	321
Cencosud S.A.
5.150% due 02/12/2025	1,200	1,235
Colbun S.A.
4.500% due 07/10/2024	600	629
Embotelladora Andina S.A.
5.000% due 10/01/2023	200	220
Empresa Electrica Guacolda S.A.
4.560% due 04/30/2025	200	187
Inversiones CMPC S.A.
4.750% due 09/15/2024	350	369
Itau CorpBanca
3.875% due 09/22/2019	300	315
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	442	407
4.500% due 08/15/2025	243	214
SACI Falabella
4.375% due 01/27/2025	200	212

Total Chile (Cost $4,105)		4,213

CHINA 2.5%
CORPORATE BONDS & NOTES 2.5%
Bank of China Ltd.
5.000% due 11/13/2024	$1,300	1,388
CCCI Treasure Ltd.
3.500% due 04/21/2020 (b)	300	306
China Construction Bank Corp.
3.875% due 05/13/2025	300	304
China Life Insurance Co. Ltd.
4.000% due 07/03/2075	200	201
CRCC Yupeng Ltd.
3.950% due 08/01/2019 (b)	400	411
Industrial & Commercial Bank of China Ltd.
4.875% due 09/21/2025	600	636
Proven Honour Capital Ltd.
4.125% due 05/19/2025	200	208

Total China (Cost $3,320)		3,454

COLOMBIA 4.1%
CORPORATE BONDS & NOTES 4.1%
Banco Davivienda S.A.
5.875% due 07/09/2022	$200	206
Banco de Bogota S.A.
5.375% due 02/19/2023	250	254
6.250% due 05/12/2026	200	204

Bancolombia S.A.
5.125% due 09/11/2022	700	717
5.950% due 06/03/2021	490	537
Colombia Telecomunicaciones S.A. ESP
5.375% due 09/27/2022	800	758
8.500% due 03/30/2020 (b)	300	265
Ecopetrol S.A.
5.875% due 05/28/2045	500	436
7.375% due 09/18/2043	1,100	1,100
Grupo Aval Ltd.
4.750% due 09/26/2022	600	589
GrupoSura Finance S.A.
5.500% due 04/29/2026	400	417
Transportadora de Gas Internacional S.A. ESP
5.700% due 03/20/2022	200	210

Total Colombia (Cost $5,788)		5,693

CURACAO 0.3%
CORPORATE BONDS & NOTES 0.3%
SUAM Finance BV
4.875% due 04/17/2024	$450	468

Total Curacao (Cost $448)		468

DOMINICAN REPUBLIC 0.3%
CORPORATE BONDS & NOTES 0.3%
Aeropuertos Dominicanos Siglo S.A.
9.750% due 11/13/2019	$400	428

Total Dominican Republic (Cost $397)		428

GUATEMALA 0.2%
CORPORATE BONDS & NOTES 0.2%
Industrial Senior Trust
5.500% due 11/01/2022	$325	320

Total Guatemala (Cost $326)		320

HONG KONG 3.2%
CORPORATE BONDS & NOTES 3.2%
AIA Group Ltd.
3.200% due 03/11/2025	$300	307
4.500% due 03/16/2046	300	328
China Cinda Finance Ltd.
3.125% due 04/23/2020	500	508
China Overseas Finance Cayman Ltd.
5.950% due 05/08/2024	300	350
China Shenhua Overseas Capital Co. Ltd.
3.125% due 01/20/2020	300	307
Citic Pacific Ltd.
6.800% due 01/17/2023	400	484
CNOOC Finance Ltd.
3.000% due 05/09/2023	900	895
CNPC General Capital Ltd.
2.750% due 05/14/2019	300	306
Franshion Brilliant Ltd.
5.750% due 03/19/2019	500	538
Lenovo Group Ltd.
4.700% due 05/08/2019	300	317
Swire Properties MTN Financing Ltd.
3.625% due 01/13/2026	200	213

Total Hong Kong (Cost $4,399)		4,553

INDIA 4.0%
CORPORATE BONDS & NOTES 4.0%
ABJA Investment Co. Pte. Ltd.
5.950% due 07/31/2024	$500	469
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020	400	398
Axis Bank Ltd.
3.250% due 05/21/2020	200	205
Bharti Airtel International Netherlands BV
5.350% due 05/20/2024	500	555
Bharti Airtel Ltd.
4.375% due 06/10/2025	500	525

ICICI Bank Ltd.
3.500% due 03/18/2020	500	513
Indian Oil Corp. Ltd.
5.625% due 08/02/2021	300	336
JSW Steel Ltd.
4.750% due 11/12/2019	200	184
NTPC Ltd.
4.750% due 10/03/2022	300	331
ONGC Videsh Ltd.
4.625% due 07/15/2024	350	375
Power Grid Corp. of India Ltd.
3.875% due 01/17/2023	300	312
Reliance Industries Ltd.
4.125% due 01/28/2025	850	885
State Bank of India
4.875% due 04/17/2024	300	336
Tata Motors Ltd.
4.625% due 04/30/2020	200	205

Total India (Cost $5,455)		5,629

INDONESIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Listrindo Capital BV
6.950% due 02/21/2019	$200	207
Perusahaan Gas Negara Persero Tbk
5.125% due 05/16/2024	700	732

Total Indonesia (Cost $889)		939

IRELAND 2.4%
CORPORATE BONDS & NOTES 2.4%
Alfa Bank AO Via Alfa Bond Issuance PLC
7.750% due 04/28/2021	$500	570
Borets Finance Ltd.
7.625% due 09/26/2018	300	282
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	200	209
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
6.625% due 10/14/2022	600	667
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.000% due 05/30/2023	300	309
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022	500	504
Novolipetsk Steel via Steel Funding Ltd.
4.500% due 06/15/2023	200	199
Rosneft Oil Co. Via Rosneft International Finance Ltd.
4.199% due 03/06/2022	700	698

Total Ireland (Cost $3,100)		3,438

ISLE OF MAN 0.2%
CORPORATE BONDS & NOTES 0.2%
Greenko Dutch BV
8.000% due 08/01/2019	$200	214

Total Isle of Man (Cost $206)		214

KAZAKHSTAN 0.4%
CORPORATE BONDS & NOTES 0.4%
Zhaikmunai LLP
6.375% due 02/14/2019	$700	619

Total Kazakhstan (Cost $717)		619

LUXEMBOURG 5.4%
CORPORATE BONDS & NOTES 5.4%
Altice Financing S.A.
6.625% due 02/15/2023	$400	394
7.500% due 05/15/2026	600	591
Altice Finco S.A.
7.625% due 02/15/2025	2,000	1,837
Evraz Group S.A.
8.250% due 01/28/2021	200	217
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	820	812
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	300	329

8.625% due 04/28/2034		400	507
MHP S.A.
8.250% due 04/02/2020		600	570
Millicom International Cellular S.A.
6.000% due 03/15/2025		400	392
Offshore Drilling Holding S.A.
8.375% due 09/20/2020		200	96
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024		900	888
VTB Bank OJSC Via VTB Capital S.A.
6.950% due 10/17/2022		900	943

Total Luxembourg (Cost $7,363)			7,576

MAURITIUS 0.3%
CORPORATE BONDS & NOTES 0.3%
MTN Mauritius Investments Ltd.
4.755% due 11/11/2024		$500	482

Total Mauritius (Cost $474)			482

MEXICO 5.4%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		172,487	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 5.4%
Alfa S.A.B. de C.V.
6.875% due 03/25/2044		$200	208
Alpek S.A.B. de C.V.
4.500% due 11/20/2022		200	210
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		850	1,050
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		250	251
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		450	465
BBVA Bancomer S.A.
6.500% due 03/10/2021		430	474
6.750% due 09/30/2022		500	559
Cemex S.A.B. de C.V.
5.700% due 01/11/2025		700	665
Coca-Cola Femsa S.A.B. de C.V.
3.875% due 11/26/2023		600	645
Fomento Economico Mexicano S.A.B. de C.V.
2.875% due 05/10/2023		200	200
Grupo Bimbo S.A.B. de C.V.
3.875% due 06/27/2024		350	365
Grupo Posadas S.A.B. de C.V.
7.875% due 06/30/2022		350	356
Grupo Televisa S.A.B.
6.125% due 01/31/2046		700	776
Hipotecaria Su Casita S.A. de C.V.
6.600% due 06/28/2018 ^	MXN	17,999	79
Mexichem S.A.B. de C.V.
5.875% due 09/17/2044		$400	370
Sigma Alimentos S.A. de C.V.
4.125% due 05/02/2026		300	305
Sixsigma Networks Mexico S.A. de C.V.
8.250% due 11/07/2021		200	201
Trust F/1401
6.950% due 01/30/2044		400	416

			7,595

Total Mexico (Cost $9,959)			7,595

MOROCCO 1.2%
CORPORATE BONDS & NOTES 1.2%
OCP S.A.
4.500% due 10/22/2025		$1,700	1,668

Total Morocco (Cost $1,670)			1,668

NETHERLANDS 4.2%
CORPORATE BONDS & NOTES 4.2%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$700	523
GTH Finance BV
7.250% due 04/26/2023		300	314
Helios Towers Finance Netherlands BV
8.375% due 07/15/2019		300	281
Indo Energy Finance BV
6.375% due 01/24/2023		700	393
Marfrig Holding Europe BV
6.875% due 06/24/2019		400	402
Marfrig Holdings Europe BV
8.000% due 06/08/2023		200	205
MDC-GMTN B.V.
2.750% due 05/11/2023		300	301
Metinvest BV
8.750% due 02/14/2018 ^		1,049	682
SABIC Capital BV
2.625% due 10/03/2018		400	405
2.750% due 11/20/2020	EUR	250	296
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023		800	888
VTR Finance BV
6.875% due 01/15/2024		$1,200	1,199

Total Netherlands (Cost $6,351)			5,889

OMAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Bank Muscat SAOG
3.750% due 05/03/2021		$350	354

Total Oman (Cost $351)			354

PERU 1.6%
CORPORATE BONDS & NOTES 1.6%
Banco de Credito del Peru
4.250% due 04/01/2023		$750	799
Banco Internacional del Peru
5.750% due 10/07/2020		350	391
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021		350	355
Volcan Cia Minera S.A.A.
5.375% due 02/02/2022		700	637

Total Peru (Cost $2,103)			2,182

PHILIPPINES 1.0%
CORPORATE BONDS & NOTES 1.0%
JGSH Philippines Ltd.
4.375% due 01/23/2023		$600	616
San Miguel Corp.
4.875% due 04/26/2023		400	403
SM Investments Corp.
4.875% due 06/10/2024		400	430

Total Philippines (Cost $1,400)			1,449

QATAR 0.3%
CORPORATE BONDS & NOTES 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		$350	383

Total Qatar (Cost $397)			383

RUSSIA 0.5%
CORPORATE BONDS & NOTES 0.5%
ALROSA Finance S.A.
7.750% due 11/03/2020		$200	228
VimpelCom Holdings BV
7.504% due 03/01/2022		420	459

Total Russia (Cost $590)			687

SINGAPORE 3.5%
CORPORATE BONDS & NOTES 3.5%
Alam Synergy Pte. Ltd.
6.950% due 03/27/2020	$320	314
BOC Aviation Ltd.
3.875% due 04/27/2026	400	412
Flextronics International Ltd.
4.750% due 06/15/2025	550	558
Global Logistic Properties Ltd.
3.875% due 06/04/2025	800	821
Oversea-Chinese Banking Corp. Ltd.
4.250% due 06/19/2024	1,071	1,137
SingTel Group Treasury Pte. Ltd.
3.250% due 06/30/2025	300	321
4.500% due 09/08/2021	300	340
United Overseas Bank Ltd.
3.750% due 09/19/2024	1,000	1,036

Total Singapore (Cost $4,756)		4,939

SOUTH AFRICA 2.5%
CORPORATE BONDS & NOTES 2.5%
African Bank Ltd.
6.000% due 02/08/2020	$700	623
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	600	614
FirstRand Bank Ltd.
4.250% due 04/30/2020	300	303
Myriad International Holdings BV
5.500% due 07/21/2025	1,500	1,563
Sasol Financing International PLC
4.500% due 11/14/2022	400	402

Total South Africa (Cost $3,327)		3,505

SOUTH KOREA 1.5%
CORPORATE BONDS & NOTES 1.5%
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	$400	422
Shinhan Bank
3.875% due 03/24/2026	700	726
Woori Bank
4.750% due 04/30/2024	900	949

Total South Korea (Cost $2,069)		2,097

SUPRANATIONAL 1.1%
CORPORATE BONDS & NOTES 1.1%
Africa Finance Corp.
4.375% due 04/29/2020	$500	510
African Export-Import Bank
4.750% due 07/29/2019	500	519
Banque Ouest Africaine de Developpement
5.500% due 05/06/2021	500	521

Total Supranational (Cost $1,494)		1,550

SWEDEN 0.4%
CORPORATE BONDS & NOTES 0.4%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022	$600	627

Total Sweden (Cost $625)		627

THAILAND 3.3%
CORPORATE BONDS & NOTES 3.3%
Bangkok Bank PCL
3.875% due 09/27/2022 (e)	$900	981
Krung Thai Bank PCL
5.200% due 12/26/2024	600	628
PTT Exploration & Production PCL
4.875% due 06/18/2019 (b)	900	899

PTT Global Chemical PCL
4.250% due 09/19/2022	500	542
PTT PCL
3.375% due 10/25/2022	600	630
Siam Commercial Bank PCL
3.500% due 04/07/2019	400	418
Thai Oil PCL
3.625% due 01/23/2023	500	517

Total Thailand (Cost $4,465)		4,615

TURKEY 4.4%
CORPORATE BONDS & NOTES 4.4%
Akbank TAS
5.125% due 03/31/2025	$500	506
Arcelik A/S
5.000% due 04/03/2023	200	199
Finansbank A/S
6.250% due 04/30/2019	200	213
KOC Holding A/S
5.250% due 03/15/2023	500	521
Turk Telekomunikasyon A/S
4.875% due 06/19/2024	500	500
Turkcell Iletisim Hizmetleri A/S
5.750% due 10/15/2025	450	461
Turkiye Garanti Bankasi A/S
4.750% due 10/17/2019	800	825
Turkiye Halk Bankasi A/S
4.750% due 02/11/2021	600	598
Turkiye Is Bankasi
5.000% due 04/30/2020	900	925
Turkiye Sise ve Cam Fabrikalari A/S
4.250% due 05/09/2020	300	302
Turkiye Vakiflar Bankasi TAO
6.000% due 11/01/2022	400	406
Yapi ve Kredi Bankasi A/S
4.000% due 01/22/2020 (e)	700	700

Total Turkey (Cost $6,009)		6,156

UNITED ARAB EMIRATES 3.9%
CORPORATE BONDS & NOTES 3.9%
Abu Dhabi National Energy Co. PJSC
3.625% due 01/12/2023	$900	933
Burgan Tier 1 Financing Ltd.
7.250% due 09/30/2019 (b)	500	491
DP World Ltd.
6.850% due 07/02/2037	1,150	1,265
Emirates NBD PJSC
4.875% due 03/28/2023	500	515
Emirates Telecommunications Group Co. PJSC
3.500% due 06/18/2024	400	418
First Gulf Bank PJSC
2.625% due 02/24/2020	500	505
National Bank of Abu Dhabi PJSC
5.250% due 06/17/2020 (b)(e)	750	759
NBK Tier 1 Financing Ltd.
5.750% due 04/09/2021 (b)	600	608

Total United Arab Emirates (Cost $5,483)		5,494

UNITED KINGDOM 1.9%
CORPORATE BONDS & NOTES 1.9%
Afren PLC
1.809% due 04/25/2017 (c)	$2,200	638
6.625% due 12/09/2020 ^	682	6
Fresnillo PLC
5.500% due 11/13/2023	500	540
Hikma Pharmaceuticals PLC
4.250% due 04/10/2020	300	306
Petra Diamonds U.S. Treasury PLC
8.250% due 05/31/2020	250	241
Tullow Oil PLC
6.000% due 11/01/2020	670	544
Vedanta Resources PLC
7.125% due 05/31/2023	590	450

Total United Kingdom (Cost $4,575)		2,725

UNITED STATES 2.9%
CORPORATE BONDS & NOTES 1.0%
Hyundai Capital America
3.000% due 03/18/2021	$400	415
JBS USA LLC
5.750% due 06/15/2025	100	95
Southern Copper Corp.
5.250% due 11/08/2042	690	615
Terraform Global Operating LLC
9.750% due 08/15/2022	300	273

		1,398

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Notes
1.625% due 02/15/2026	2,700	2,732

Total United States (Cost $4,059)		4,130

VIRGIN ISLANDS (BRITISH) 3.0%
CORPORATE BONDS & NOTES 3.0%
Caifu Holdings Ltd.
8.750% due 01/24/2020	$200	214
CLP Power Hong Kong Financing Ltd.
3.125% due 05/06/2025	300	309
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	550	544
GTL Trade Finance, Inc.
5.893% due 04/29/2024	700	621
HKT Capital Ltd.
3.625% due 04/02/2025	350	367
NWD MTN Ltd.
4.375% due 11/30/2022	200	209
5.250% due 02/26/2021	200	217
QGOG Constellation S.A.
6.250% due 11/09/2019	1,700	858
Star Energy Geothermal Wayang Windu Ltd.
6.125% due 03/27/2020	100	101
Studio City Finance Ltd.
8.500% due 12/01/2020	550	558
Wanda Properties Overseas Ltd.
4.875% due 11/21/2018	200	209

Total Virgin Islands (British) (Cost $4,356)		4,207

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (d) 0.8%		1,097

Total Short-Term Instruments (Cost $1,097)		1,097

Total Investments in Securities (Cost $141,523)		134,218

	SHARES
INVESTMENTS IN AFFILIATES 6.4%
SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio III	917,079	9,064

Total Short-Term Instruments (Cost $9,064)		9,064

Total Investments in Affiliates (Cost $9,064)		9,064

Total Investments 101.9% (Cost $150,587)		$143,282
Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $(55))		33
Other Assets and Liabilities, net (1.9)%		(2,755)

Net Assets 100.0%		$140,560

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(c)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	1.809%	04/25/2017	04/30/2015	$2,169	$638	0.45%

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$1,097	U.S. Treasury Notes 0.750% due 12/31/2017	$(1,123)	$1,097	$1,097

Total Repurchase Agreements						$(1,123)	$1,097	$1,097

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BPS	(2.750)%	02/03/2016	07/27/2017		$(693)	$(685)
BRC	(4.000)	02/18/2016	TBD	(2)	(209)	(206)
	(1.000)	04/25/2016	TBD	(2)	(332)	(332)
	(0.650)	06/30/2016	06/30/2017		(741)	(741)
CFR	(1.000)	03/17/2016	TBD	(2)	(313)	(312)
JML	(0.650)	04/21/2016	TBD	(2)	(774)	(773)

Total Reverse Repurchase Agreements						$(3,049)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(4,098) at a weighted average interest rate of (1.243)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on Corporate Bonds & Notes

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Bangkok Bank PCL	3.875%	09/27/2022	$200	$(217)	$(218)

Total Short Sales				$(217)	$(218)

(e)	Securities with an aggregate market value of $2,759 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	08/2016	MXN	681		$37	$0	$0
GLM	08/2016	EUR	2,069		2,364	64	0
	08/2016		$1,044	EUR	925	0	(17)
SCX	07/2016		217	JPY	22,100	0	(3)
	08/2016	JPY	22,100		$217	3	0
UAG	07/2016		22,100		202	0	(12)

Total Forward Foreign Currency Contracts						$67	$(32)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	AK Transneft OAO	1.000%	03/20/2017	1.124%	$3,700	$(55)	$53	$0	$(2)

Total Swap Agreements						$(55)	$53	$0	$(2)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$2,529	$0	$2,529
Sovereign Issues	0	767	0	767
Austria
Corporate Bonds & Notes	0	826	0	826
Azerbaijan
Corporate Bonds & Notes	0	296	0	296
Barbados
Corporate Bonds & Notes	0	954	0	954
Bermuda
Corporate Bonds & Notes	0	5,113	0	5,113
Brazil
Corporate Bonds & Notes	0	11,936	0	11,936
Canada
Corporate Bonds & Notes	0	1,495	0	1,495
Cayman Islands
Corporate Bonds & Notes	0	10,927	0	10,927
Chile
Corporate Bonds & Notes	0	4,213	0	4,213
China
Corporate Bonds & Notes	0	3,454	0	3,454
Colombia
Corporate Bonds & Notes	0	5,693	0	5,693
Curacao
Corporate Bonds & Notes	0	468	0	468
Dominican Republic
Corporate Bonds & Notes	0	428	0	428
Guatemala
Corporate Bonds & Notes	0	320	0	320
Hong Kong
Corporate Bonds & Notes	0	4,553	0	4,553
India
Corporate Bonds & Notes	0	5,629	0	5,629
Indonesia
Corporate Bonds & Notes	0	939	0	939
Ireland
Corporate Bonds & Notes	0	3,438	0	3,438
Isle of Man
Corporate Bonds & Notes	0	214	0	214
Kazakhstan
Corporate Bonds & Notes	0	619	0	619
Luxembourg
Corporate Bonds & Notes	0	7,576	0	7,576
Mauritius
Corporate Bonds & Notes	0	482	0	482
Mexico
Corporate Bonds & Notes	0	7,516	79	7,595
Morocco
Corporate Bonds & Notes	0	1,668	0	1,668
Netherlands
Corporate Bonds & Notes	0	5,889	0	5,889
Oman
Corporate Bonds & Notes	0	354	0	354
Peru
Corporate Bonds & Notes	0	2,182	0	2,182
Philippines
Corporate Bonds & Notes	0	1,449	0	1,449
Qatar
Corporate Bonds & Notes	0	383	0	383
Russia
Corporate Bonds & Notes	0	687	0	687
Singapore
Corporate Bonds & Notes	0	4,939	0	4,939
South Africa
Corporate Bonds & Notes	0	3,505	0	3,505
South Korea
Corporate Bonds & Notes	0	2,097	0	2,097
Supranational
Corporate Bonds & Notes	0	1,550	0	1,550
Sweden
Corporate Bonds & Notes	0	627	0	627
Thailand
Corporate Bonds & Notes	0	4,615	0	4,615
Turkey
Corporate Bonds & Notes	0	6,156	0	6,156
United Arab Emirates
Corporate Bonds & Notes	0	5,494	0	5,494
United Kingdom
Corporate Bonds & Notes	0	2,087	638	2,725
United States
Corporate Bonds & Notes	0	1,398	0	1,398
U.S. Treasury Obligations	0	2,732	0	2,732
Virgin Islands (British)
Corporate Bonds & Notes	0	4,207	0	4,207
Short-Term Instruments
Repurchase Agreements	0	1,097	0	1,097
	$0	$133,501	$717	$134,218

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,064	$0	$0	$9,064

Total Investments	$9,064	$133,501	$717	$143,282

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(218)	$0	$(218)

Financial Derivative Instruments - Assets
Over the counter	$0	$67	$0	$67

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(34)	$0	$(34)

Totals	$9,064	$133,316	$717	$143,097

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Currency Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.3%
ARGENTINA 0.4%
SOVEREIGN ISSUES 0.4%
Argentine Republic Government International Bond
6.250% due 04/22/2019		$4,850	$5,068
8.750% due 06/02/2017		8,200	8,602

Total Argentina (Cost $13,614)			13,670

BERMUDA 0.0%
CORPORATE BONDS & NOTES 0.0%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$500	503

Total Bermuda (Cost $502)			503

BRAZIL 28.5%
CORPORATE BONDS & NOTES 5.9%
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$46,785	47,492
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		400	359
Caixa Economica Federal
2.375% due 11/06/2017		6,200	6,090
4.500% due 10/03/2018		3,850	3,850
Itau Unibanco Holding S.A.
2.850% due 05/26/2018 (h)		22,200	22,167
Petrobras Global Finance BV
2.768% due 01/15/2019		30,900	27,995
3.000% due 01/15/2019		2,400	2,229
5.875% due 03/01/2018		19,140	19,571
6.125% due 10/06/2016		1,400	1,410
7.875% due 03/15/2019		55,935	57,893
8.375% due 12/10/2018		3,400	3,778
8.375% due 05/23/2021		4,700	4,862

			197,696

SOVEREIGN ISSUES 22.6%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		18,100	18,136
4.125% due 09/15/2017	EUR	34,900	39,274
6.369% due 06/16/2018		$7,400	7,758
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	1,026,900	308,948
0.000% due 01/01/2017 (b)		428,600	124,950
0.000% due 07/01/2017 (b)		873,500	239,944
0.000% due 01/01/2018 (b)		38,200	9,921
0.000% due 07/01/2018 (b)		43,000	10,572
Brazil Notas do Tesouro Nacional Bond
6.000% due 05/15/2017 (d)		5,511	1,706

			761,209

Total Brazil (Cost $922,170)			958,905

CANADA 0.0%
CORPORATE BONDS & NOTES 0.0%
Lehman Brothers Holdings, Inc.
4.730% due 12/31/2049 ^(f)		$5,325	272

Total Canada (Cost $0)			272

CAYMAN ISLANDS 2.4%
ASSET-BACKED SECURITIES 0.0%
Dryden Leveraged Loan CDO
0.874% due 10/20/2020		$301	301

CORPORATE BONDS & NOTES 2.4%
Alibaba Group Holding Ltd.
1.194% due 11/28/2017		7,400	7,362
1.625% due 11/28/2017		21,500	21,567
Anstock Ltd.
2.125% due 07/24/2017		7,800	7,801
Baidu, Inc.
2.250% due 11/28/2017		400	404
3.250% due 08/06/2018		4,000	4,107
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (b)		3,710	3,562
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		1,256	364
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		3,191	598
6.750% due 10/01/2023		1,214	237
Pemex Finance Ltd.
9.150% due 11/15/2018		5,628	6,052
10.610% due 08/15/2017		78	83
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (b)		9,160	8,852
QNB Finance Ltd.
1.888% due 10/31/2016		13,400	13,429
Tencent Holdings Ltd.
2.000% due 05/02/2017		5,000	5,028

			79,446

Total Cayman Islands (Cost $81,689)			79,747

CHILE 0.9%
CORPORATE BONDS & NOTES 0.9%
Banco de Credito e Inversiones
3.000% due 09/13/2017		$3,000	3,040
Banco del Estado de Chile
2.000% due 11/09/2017		16,500	16,564
Banco Santander Chile
1.529% due 04/11/2017		9,900	9,913

Total Chile (Cost $29,490)			29,517

CHINA 2.7%
CORPORATE BONDS & NOTES 2.2%
Agricultural Bank of China Ltd.
1.564% due 05/21/2018		$26,200	26,212
Sinopec Group Overseas Development Ltd.
1.409% due 04/10/2017		49,000	49,063

			75,275

SOVEREIGN ISSUES 0.5%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	2,160	349
China Government International Bond
2.480% due 12/01/2020		5,000	732
3.290% due 04/18/2020		5,140	793
3.380% due 05/23/2023		700	109
4.080% due 08/22/2023		700	114
Export-Import Bank of China
3.350% due 06/18/2017		100,000	15,064

			17,161

Total China (Cost $93,756)			92,436

COLOMBIA 1.9%
CORPORATE BONDS & NOTES 0.9%
Banco de Bogota S.A.
5.000% due 01/15/2017		$10,683	10,830
Ecopetrol S.A.
4.250% due 09/18/2018		10,000	10,375
7.625% due 07/23/2019 (h)		7,135	8,223

			29,428

SOVEREIGN ISSUES 1.0%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	60,000	21
Colombia Government International Bond
7.375% due 01/27/2017		$29,650	30,792
7.375% due 03/18/2019		700	800

Colombian TES
7.000% due 05/04/2022	COP	1,816,000	623

			32,236

Total Colombia (Cost $61,807)			61,664

CROATIA 0.4%
SOVEREIGN ISSUES 0.4%
Croatia Government International Bond
6.250% due 04/27/2017		$8,880	9,180
6.750% due 11/05/2019		5,400	5,889

Total Croatia (Cost $15,006)			15,069

CZECH REPUBLIC 4.2%
SOVEREIGN ISSUES 4.2%
Czech Republic Government International Bond
0.060% due 12/09/2020	CZK	1,500,000	61,773
0.360% due 10/27/2016		1,404,800	57,682
1.220% due 07/23/2017		500,000	20,803

Total Czech Republic (Cost $138,317)			140,258

EL SALVADOR 0.1%
SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond
7.375% due 12/01/2019		$3,700	3,728

Total El Salvador (Cost $4,000)			3,728

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$3,900	3,909

Total Hong Kong (Cost $3,896)			3,909

INDIA 1.6%
CORPORATE BONDS & NOTES 1.6%
Export-Import Bank of India
4.000% due 08/07/2017		$27,650	28,352
HDFC Bank Ltd.
3.000% due 11/30/2016		18,200	18,317
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		5,000	5,106
State Bank of India
4.125% due 08/01/2017		3,900	4,001

Total India (Cost $55,372)			55,776

INDONESIA 8.6%
CORPORATE BONDS & NOTES 2.8%
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017		$15,810	16,147
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		10,068	10,219
Majapahit Holding BV
7.250% due 06/28/2017		6,345	6,702
7.750% due 10/17/2016		62,017	63,102

			96,170

SOVEREIGN ISSUES 5.8%
Indonesia Government International Bond
6.875% due 03/09/2017 (h)		74,270	77,150
6.875% due 03/09/2017		17,020	17,680
6.875% due 01/17/2018		76,400	82,213

11.625% due 03/04/2019		14,100	17,445

			194,488

Total Indonesia (Cost $288,522)			290,658

IRELAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$2,500	2,549

Total Ireland (Cost $2,526)			2,549

ISRAEL 0.2%
CORPORATE BONDS & NOTES 0.2%
Delek & Avner Tamar Bond Ltd.
2.803% due 12/30/2016		$6,300	6,318

Total Israel (Cost $6,300)			6,318

ITALY 4.2%
SOVEREIGN ISSUES 4.2%
Italy Buoni Poliennali Del Tesoro
4.750% due 09/15/2016	EUR	126,300	141,550

Total Italy (Cost $140,461)			141,550

JERSEY, CHANNEL ISLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
UBS Group Funding Jersey Ltd.
2.409% due 04/14/2021		$24,500	24,776

Total Jersey, Channel Islands (Cost $24,500)			24,776

KAZAKHSTAN 2.1%
CORPORATE BONDS & NOTES 2.1%
Intergas Finance BV
6.375% due 05/14/2017		$8,070	8,312
KazMunayGas National Co. JSC
9.125% due 07/02/2018		18,950	21,082
Samruk-Energy JSC
3.750% due 12/20/2017		42,000	42,084

Total Kazakhstan (Cost $71,073)			71,478

LUXEMBOURG 3.1%
CORPORATE BONDS & NOTES 3.1%
Actavis Funding SCS
1.548% due 09/01/2016		$2,600	2,603
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		700	708
6.212% due 11/22/2016		13,100	13,342
8.146% due 04/11/2018		6,500	7,142
9.250% due 04/23/2019		13,675	15,803
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		12,800	13,184
6.299% due 05/15/2017		3,650	3,760
7.750% due 05/29/2018		3,000	3,242
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		3,800	3,872
5.180% due 06/28/2019		3,700	3,946
5.400% due 03/24/2017		12,200	12,532
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		4,700	4,818
6.250% due 07/26/2016		1,000	1,004
6.700% due 10/25/2017		16,430	17,306

Total Luxembourg (Cost $101,009)			103,262

MALAYSIA 0.0%
SOVEREIGN ISSUES 0.0%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		$400	408

Total Malaysia (Cost $406)			408

MEXICO 3.0%
CORPORATE BONDS & NOTES 3.0%
America Movil S.A.B. de C.V.
1.656% due 09/12/2016		$25,000	25,007
6.000% due 06/09/2019	MXN	232,400	12,581
6.450% due 12/05/2022		140,400	7,395
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$630	0
Petroleos Mexicanos
2.653% due 07/18/2018		12,700	12,702
5.750% due 03/01/2018		42,500	44,547

			102,232

SOVEREIGN ISSUES 0.0%
Mexico Government International Bond
11.375% due 09/15/2016		140	143

Total Mexico (Cost $111,651)			102,375

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
ING Bank NV
1.777% due 03/22/2019		$24,500	24,669
Waha Aerospace BV
3.925% due 07/28/2020		234	243

Total Netherlands (Cost $24,745)			24,912

PERU 0.2%
CORPORATE BONDS & NOTES 0.2%
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$6,700	6,867

Total Peru (Cost $6,795)			6,867

PHILIPPINES 0.0%
CORPORATE BONDS & NOTES 0.0%
Power Sector Assets & Liabilities Management Corp.
6.875% due 11/02/2016		$600	611

Total Philippines (Cost $610)			611

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		$805	814

Total Qatar (Cost $810)			814

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond
7.600% due 04/14/2021	RUB	3,500	53

Total Russia (Cost $114)			53

SOUTH KOREA 3.2%
CORPORATE BONDS & NOTES 2.4%
Hyundai Capital Services, Inc.
3.500% due 09/13/2017		$10,740	11,005
4.375% due 07/27/2016		8,450	8,465
Industrial Bank of Korea
3.750% due 09/29/2016		15,185	15,293
KEB Hana Bank
4.000% due 11/03/2016		2,597	2,623
Korea Expressway Corp.
1.625% due 04/28/2017		2,300	2,308
Korea Hydro & Nuclear Power Co. Ltd.
1.434% due 05/22/2017		37,000	36,981
2.875% due 10/02/2018		700	718

Korea National Oil Corp.
4.000% due 10/27/2016		1,350	1,364
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		700	710
Shinhan Bank
4.125% due 10/04/2016		950	957

			80,424

SOVEREIGN ISSUES 0.8%
Export-Import Bank of Korea
1.506% due 09/17/2016		4,100	4,104
4.000% due 01/11/2017		4,400	4,468
Korea Development Bank
3.500% due 08/22/2017		700	718
3.875% due 05/04/2017		1,000	1,023
4.000% due 09/09/2016		1,300	1,308
Korea Housing Finance Corp.
3.500% due 12/15/2016		11,000	11,123
Korea Land & Housing Corp.
1.875% due 08/02/2017		3,000	3,017

			25,761

Total South Korea (Cost $106,093)			106,185

SPAIN 0.0%
SOVEREIGN ISSUES 0.0%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	200	224

Total Spain (Cost $277)			224

SRI LANKA 0.3%
SOVEREIGN ISSUES 0.3%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$11,000	11,030

Total Sri Lanka (Cost $11,102)			11,030

TANZANIA 0.1%
SOVEREIGN ISSUES 0.1%
Tanzania Government International Bond
6.892% due 03/09/2020		$3,733	3,836

Total Tanzania (Cost $3,823)			3,836

TURKEY 0.7%
CORPORATE BONDS & NOTES 0.1%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$4,600	4,888

SOVEREIGN ISSUES 0.6%
Turkey Government International Bond
6.750% due 04/03/2018		800	862
7.000% due 09/26/2016		8,650	8,766
7.500% due 07/14/2017		8,700	9,230

			18,858

Total Turkey (Cost $23,555)			23,746

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019 (h)		$1,304	1,394
5.888% due 06/15/2019		7,081	7,570

Total United Arab Emirates (Cost $8,948)			8,964

UNITED KINGDOM 0.2%
CORPORATE BONDS & NOTES 0.2%
Afren PLC
15.000% due 04/25/2017 (f)		$15,006	4,352
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		1,200	1,107

8.000% due 08/10/2025 (e)		600	561

Total United Kingdom (Cost $15,980)			6,020

UNITED STATES 8.5%
ASSET-BACKED SECURITIES 0.5%
AFC Home Equity Loan Trust
1.233% due 02/25/2029		$179	152
Citigroup Mortgage Loan Trust, Inc.
0.513% due 07/25/2045		161	113
Credit-Based Asset Servicing and Securitization LLC
0.566% due 07/25/2037		49	30
Educational Funding Co. LLC
0.888% due 10/25/2029		2,178	2,018
GE-WMC Mortgage Securities Trust
0.493% due 08/25/2036		36	18
GSAA Trust
0.753% due 05/25/2047		404	295
GSAMP Trust
0.523% due 12/25/2036		125	66
HSI Asset Loan Obligation Trust
0.513% due 12/25/2036		49	19
HSI Asset Securitization Corp. Trust
0.593% due 01/25/2037		1,844	1,289
JPMorgan Mortgage Acquisition Trust
0.563% due 08/25/2036		3,072	1,526
Lehman XS Trust
6.160% due 01/25/2036		3,628	2,679
MASTR Asset-Backed Securities Trust
0.503% due 01/25/2037		271	110
0.673% due 11/25/2036		1,853	1,182
Morgan Stanley Mortgage Loan Trust
0.683% due 02/25/2037		356	190
5.988% due 11/25/2036		1,512	759
New Century Home Equity Loan Trust
0.633% due 05/25/2036		464	358
Securitized Asset-Backed Receivables LLC Trust
0.513% due 12/25/2036 ^		315	97
0.533% due 11/25/2036 ^		229	78
0.743% due 12/25/2035		1,438	1,282
Soundview Home Loan Trust
0.803% due 03/25/2036		1,800	1,461
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		675	681
Wells Fargo Home Equity Asset-Backed Securities Trust
0.773% due 03/25/2037		1,500	1,085

			15,488

CORPORATE BONDS & NOTES 5.0%
AbbVie, Inc.
1.800% due 05/14/2018		14,300	14,407
Ally Financial, Inc.
3.313% due 07/18/2016		300	300
3.500% due 07/18/2016		48,375	48,435
Bank of America Corp.
3.958% due 10/21/2025	MXN	35,000	2,077
Bank of America N.A.
1.750% due 06/05/2018		$10,000	10,070
CIT Group, Inc.
4.250% due 08/15/2017		23,425	23,917
ConAgra Foods, Inc.
1.005% due 07/21/2016		2,400	2,400
Cox Communications, Inc.
5.875% due 12/01/2016		3,983	4,052
International Lease Finance Corp.
6.750% due 09/01/2016		2,100	2,111
JPMorgan Chase & Co.
2.153% due 03/01/2021		12,200	12,482
JPMorgan Chase Bank N.A.
1.106% due 06/02/2017		5,400	5,401
Nissan Motor Acceptance Corp.
1.231% due 03/03/2017		5,200	5,204
Sabine Pass LNG LP
7.500% due 11/30/2016		6,700	6,832
Springleaf Finance Corp.
5.750% due 09/15/2016		300	302
6.900% due 12/15/2017		300	312
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017		2,000	2,083
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		400	400
Wells Fargo & Co.
0.986% due 06/02/2017		2,800	2,802

1.515% due 07/22/2020	1,200	1,204
2.020% due 03/04/2021	24,500	25,011

		169,802

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
American Home Mortgage Investment Trust
0.853% due 03/25/2046	3,745	3,021
Banc of America Mortgage Trust
3.112% due 07/25/2034	185	188
Countrywide Alternative Loan Trust
0.803% due 05/25/2036 ^	2,696	1,319
2.620% due 10/25/2035 ^	112	92
Countrywide Home Loan Mortgage Pass-Through Trust
2.603% due 04/20/2035	885	879
2.754% due 02/20/2036 ^	192	154
Credit Suisse First Boston Mortgage Securities Corp.
2.539% due 06/25/2033	705	689
GSMPS Mortgage Loan Trust
0.803% due 01/25/2036	347	286
Structured Adjustable Rate Mortgage Loan Trust
2.791% due 07/25/2034	1,617	1,610
Structured Asset Mortgage Investments Trust
0.603% due 02/25/2037	3,151	2,588
0.848% due 04/19/2035	1,573	1,443
Thornburg Mortgage Securities Trust
2.489% due 06/25/2047 ^	1,268	1,136
WaMu Mortgage Pass-Through Certificates Trust
0.823% due 05/25/2034	408	348

		13,753

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
1.610% due 06/01/2043 - 07/01/2044	297	302
2.235% due 11/01/2035	33	35
2.419% due 09/01/2035	82	87
2.519% due 08/01/2035	19	19
2.528% due 10/01/2035	14	15
2.772% due 09/01/2035	33	34
2.787% due 11/01/2035	136	144
Freddie Mac
0.733% due 09/25/2031	150	148
2.504% due 08/01/2035	15	16
5.000% due 10/01/2033 - 12/01/2041	1,296	1,434

		2,234

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Bonds
2.500% due 02/15/2046 (h)	79,700	83,069

Total United States (Cost $279,998)		284,346

VIRGIN ISLANDS (BRITISH) 1.8%
CORPORATE BONDS & NOTES 1.8%
Cheung Kong Infrastructure Finance BVI Ltd.
1.347% due 06/20/2017	$8,400	8,373
Rosneft Finance S.A.
6.625% due 03/20/2017	21,800	22,458
7.500% due 07/18/2016	11,250	11,281
7.875% due 03/13/2018	16,350	17,699

Total Virgin Islands (British) (Cost $59,438)		59,811

SHORT-TERM INSTRUMENTS 10.1%
COMMERCIAL PAPER 3.1%
BAT International Finance PLC
0.920% due 08/18/2016	$19,600	19,579
Duke Energy Corp.
0.850% due 07/11/2016	11,600	11,598
Monsanto Co.
0.970% due 07/21/2016	29,400	29,387
Newell Rubbermaid, Inc.
1.100% due 07/26/2016	14,700	14,690
Schlumberger Holdings
1.016% due 07/22/2016	14,700	14,692

Whirlpool Corp.
0.870% due 08/16/2016		14,700	14,685

			104,631

REPURCHASE AGREEMENTS (g) 0.2%			7,783

SHORT-TERM NOTES 0.9%
Letras del Banco Central de la Republica Argentina
29.500% due 01/04/2017 (b)(c)	ARS	61,000	3,584
30.000% due 12/21/2016 - 01/11/2017 (a)(b)		105,200	6,212
30.250% due 12/28/2016 - 01/25/2017 (a)(b)		114,300	6,732
30.750% due 01/18/2017 (b)(c)		9,600	559
31.250% due 01/11/2017 (b)(c)		217,700	12,735

			29,822

CZECH REPUBLIC TREASURY BILLS 0.3%
(0.160)% due 09/02/2016 - 09/30/2016 (a)(b)	CZK	284,000	11,653

U.S. TREASURY BILLS 5.6%
0.234% due 07/21/2016 - 12/08/2016 (a)(b)(j)(k)		$190,667	190,582

Total Short-Term Instruments (Cost $345,925)			344,471

Total Investments in Securities (Cost $3,054,280)			3,080,718

	SHARES
INVESTMENTS IN AFFILIATES 16.4%
SHORT-TERM INSTRUMENTS 16.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.4%
PIMCO Short-Term Floating NAV Portfolio III		55,937,578	552,887

Total Short-Term Instruments (Cost $552,849)			552,887

Total Investments in Affiliates (Cost $552,849)			552,887

Total Investments 107.7% (Cost $3,607,129)			$3,633,605
Financial Derivative Instruments (i)(k) (0.6)% (Cost or Premiums, net $(8,792))			(18,582)
Other Assets and Liabilities, net (7.1)%			(242,229)

Net Assets 100.0%			$3,372,794

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	15.000%	04/25/2017	04/30/2015	$14,792	$4,352	0.13%
Lehman Brothers Holdings, Inc.	4.730	12/31/2049	10/01/2015	0	272	0.01

				$14,792	$4,624	0.14%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$7,783	U.S. Treasury Notes 0.750% due 12/31/2017	$(7,939)	$7,783	$7,783

Total Repurchase Agreements						$(7,939)	$7,783	$7,783

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BRC	(0.500)%	03/11/2016	TBD	(2)	$(4,447)	$(4,440)
	(0.500)	04/07/2016	TBD	(2)	(1,023)	(1,021)
	(0.500)	06/30/2016	TBD	(2)	(1,584)	(1,584)
	0.500	06/13/2016	06/13/2017		(262)	(262)
CFR	0.750	06/27/2016	06/27/2017		(7,252)	(7,252)

Total Reverse Repurchase Agreements						$(14,559)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
GSC	0.550%	06/28/2016	07/12/2016	$(84,219)	$(84,237)

Total Sale-Buyback Transactions					$(84,237)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(57,112) at a weighted average interest rate of (0.038)%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac, TBA	5.000%	07/01/2046	$13,000	$(14,296)	$(14,343)
Freddie Mac, TBA	6.000	07/01/2046	2,000	(2,268)	(2,275)

Total Short Sales				$(16,564)	$(16,618)

(h)	Securities with an aggregate market value of $98,952 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Year BRL-CDI	14.110%	07/01/2016	BRL	1,000	$0	$0	$0	$0
Receive	1-Year BRL-CDI	14.105	07/01/2016		1,000	0	0	0	0
Receive	1-Year BRL-CDI	14.070	07/01/2016		1,000	0	0	0	0
Pay	1-Year BRL-CDI	14.090	07/01/2016		1,000	0	0	0	0
Pay	1-Year BRL-CDI	14.100	07/01/2016		1,000	0	0	0	0
Receive	1-Year BRL-CDI	13.955	10/03/2016		3,568,000	586	124	13	0
Pay	1-Year BRL-CDI	15.740	10/03/2016		744,800	2,538	113	0	(2)
Receive	1-Year BRL-CDI	13.750	01/02/2017		1,000	1	1	0	0
Pay	1-Year BRL-CDI	12.920	07/03/2017		400,000	(436)	(133)	0	(73)
Pay	1-Year BRL-CDI	12.640	01/02/2018		138,500	(171)	(125)	0	(31)
Pay	1-Year BRL-CDI	15.960	01/02/2019		197,700	4,255	369	5	0
Receive	1-Year BRL-CDI	16.150	01/04/2021		83,800	(3,011)	(247)	0	(47)
Receive	1-Year BRL-CDI	12.360	01/04/2021		72,000	(282)	22	0	(37)
Pay	1-Year BRL-CDI	15.590	01/04/2021		57,100	1,825	415	32	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		$961,200	(11,502)	(6,920)	0	(195)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		64,300	(13,576)	(11,754)	714	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		3,200	(485)	(348)	35	0
Receive	28-Day MXN-TIIE	6.240	02/01/2021	MXN	484,200	(865)	(105)	0	(50)

						$(21,123)	$(18,588)	$799	$(435)

Total Swap Agreements						$(21,123)	$(18,588)	$799	$(435)

(j)	Securities with an aggregate market value of $7,765 and cash of $3,339 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	BRL	408,549		$118,922	$0	$(8,261)
	07/2016	TRY	1,161		403	0	0
	07/2016		$125,106	BRL	408,549	2,156	(80)
	08/2016	EUR	15,683		$17,385	0	(43)
	08/2016	IDR	7,520,441		543	0	(25)
	08/2016	INR	495,745		7,315	28	0
	08/2016	KRW	12,306,453		10,393	0	(274)
	08/2016	MXN	230,353		12,230	0	(308)
	08/2016	RUB	299,086		4,454	0	(167)
	08/2016	SGD	6,975		5,089	0	(87)
	08/2016	THB	286,832		8,072	0	(84)
	08/2016		$85,857	BRL	286,549	2,573	0
	08/2016		4,237	CLP	2,892,812	120	0
	08/2016		3,724	CNH	24,483	0	(57)
	08/2016		159,345	PLN	619,501	0	(2,461)
	08/2016		131,096	TWD	4,246,183	959	0
	01/2017		48,969	BRL	212,378	13,671	0
BPS	07/2016	BRL	997,358		$249,639	0	(60,842)
	07/2016	RUB	367,611		5,430	0	(303)
	07/2016		$298,790	BRL	997,358	11,848	(157)
	08/2016	CNY	7,822		$1,171	0	(1)
	08/2016	RUB	89,578		1,368	0	(16)
	08/2016		$42,851	CLP	29,276,574	1,245	0
	08/2016		3,051	MYR	12,387	54	0
	09/2016	CNH	21,700		$3,288	42	0
	10/2016	ARS	73,100		4,351	0	(218)
	10/2016	BRL	70,100		16,716	0	(4,514)
	10/2016		$19,370	BRL	84,260	6,149	0
	11/2016	ARS	121,680		$7,176	0	(417)
	01/2017	BRL	260,700		60,607	0	(16,286)
	01/2017		$73,448	BRL	319,023	20,647	0
	07/2017	BRL	138,000		$46,920	8,036	0
BRC	07/2016		1,815		499	0	(66)
	07/2016	RUB	306,996		4,550	0	(238)
	07/2016		$566	BRL	1,815	0	0
	08/2016	IDR	52,281,425		$3,871	0	(74)
	08/2016	INR	2,160,543		31,861	106	(3)
	08/2016	MXN	20,514		1,096	0	(21)
	08/2016	MYR	6,984		1,717	0	(34)
	08/2016	RUB	4,300,128		66,360	0	(86)
	08/2016		$2,184	KRW	2,530,164	9	0
	08/2016		9,520	MYR	38,270	73	0
	08/2016		103,339	RUB	7,046,021	5,536	0
	09/2016	CNH	158,718		$24,090	341	0
CBK	07/2016	ILS	885		230	0	0
	07/2016	RUB	480,654		7,307	0	(189)
	07/2016	TRY	1,252		429	0	(3)
	07/2016		$3,033	CZK	72,643	0	(54)
	08/2016	JPY	1,102,300		$10,565	0	(122)
	08/2016	MXN	780,662		42,242	152	(400)
	08/2016	PLN	30,184		7,691	55	(8)
	08/2016	SGD	25,273		18,388	0	(365)
	08/2016		$3,297	CNH	21,693	0	(48)
	08/2016		164,384	CNY	1,077,371	0	(2,940)
	08/2016		83,687	INR	5,658,524	0	(513)
	08/2016		1,818	MXN	33,931	29	0
	08/2016		284,987	SGD	386,998	2,179	0
	08/2016	ZAR	374,236		$24,351	0	(874)
	10/2016	BRL	69,600		16,383	0	(4,696)
	10/2016	CZK	677,482		27,192	0	(697)
	10/2016		$2,500	ARS	44,500	281	0
	11/2016		6,760		121,680	832	0
	03/2017		3,487	RUB	255,492	260	0
DUB	07/2016	BRL	1,377,640		$426,186	325	(3,002)
	07/2016		$370,761	BRL	1,377,640	58,103	0
	07/2016		77,459	ILS	291,915	0	(1,812)
	07/2016		1,361	RUB	90,697	53	0
	08/2016	BRL	76,821		$23,788	81	0
	08/2016	INR	612,360		8,971	0	(30)
	08/2016	THB	117,013		3,298	0	(29)
	08/2016		$41,427	CNY	271,801	0	(697)
	08/2016		2,987	IDR	39,891,385	23	0
	08/2016		7,216	KRW	8,343,707	16	0
	08/2016		2,987	MYR	12,066	37	0
	08/2016		42,269	PHP	1,985,599	0	(211)
	08/2016	ZAR	18,111		$1,128	0	(93)
	10/2016	BRL	133,395		36,694	0	(3,706)
	01/2017		217,386		48,475	0	(15,642)
	01/2017		$2,636	COP	8,408,917	130	0
	07/2017		75,650	BRL	347,763	22,338	0
	01/2018	BRL	15,038		$2,937	0	(1,128)
	01/2018		$14,323	BRL	58,888	1,595	0
FBF	07/2016	RUB	334,780		$5,043	0	(178)
	08/2016	CNY	11,708		1,775	21	0
	08/2016	INR	2,356,608		34,519	0	(121)
	10/2016	BRL	498,905		118,154	0	(32,944)
	10/2016		$4,736	ARS	84,301	533	0
	01/2018	BRL	43,850		$8,770	0	(3,083)
GLM	07/2016		283,113		77,125	0	(11,009)
	07/2016	RUB	421,604		6,338	0	(237)
	07/2016		$88,203	BRL	283,113	0	(69)
	08/2016	BRL	38,646		$11,807	0	(119)
	08/2016	CLP	585,844		855	0	(27)
	08/2016	EUR	26,138		29,861	815	0
	08/2016	JPY	79,200		724	0	(44)
	08/2016	MYR	3,409		825	0	(29)
	08/2016	PHP	26,021		555	4	0
	08/2016	PLN	25,235		6,470	87	(8)
	08/2016	TWD	10,029		307	0	(5)
	08/2016		$11,158	BRL	36,513	111	0
	08/2016		333,068	KRW	386,025,705	1,535	0
	08/2016	ZAR	13,922		$906	0	(33)
	09/2016		$22,862	CNH	156,424	543	0
	10/2016	BRL	84,134		$19,370	0	(6,111)
	01/2017		200,571		48,970	0	(10,188)
	07/2017		665,100		175,026	0	(12,376)
HUS	07/2016		451,386		111,000	0	(29,518)
	07/2016	CNH	264,915		39,510	0	(234)
	07/2016	CZK	56,552		2,372	52	0
	07/2016		$132,082	BRL	451,386	8,484	(48)
	07/2016		39,510	CNY	265,112	395	0
	08/2016	CLP	721,162		$1,061	0	(25)
	08/2016	CNY	184,374		28,015	387	0
	08/2016	HKD	14,220		1,834	0	0
	08/2016	INR	498,483		7,349	22	0
	08/2016	PHP	37,296		798	8	0
	08/2016	SGD	1,348		1,001	1	0
	08/2016	THB	39,599		1,107	0	(19)
	08/2016	TWD	16,263		498	0	(8)
	08/2016		$15,138	CLP	10,347,451	447	0
	08/2016		88,343	CNY	578,648	0	(1,633)
	08/2016		46,192	HUF	12,791,732	0	(1,237)
	08/2016		39,058	JPY	4,216,827	1,824	0
	08/2016		34,134	RUB	2,259,017	772	0
	09/2016	CNH	95,703		$14,520	200	0
	09/2016	CZK	261,393		10,895	149	0
	09/2016		$9,580	CNH	62,749	0	(194)
	10/2016	CZK	444,601		$18,177	0	(125)
	01/2017	BRL	255,229		58,761	0	(16,518)
	01/2017	COP	23,644,152		7,637	0	(141)
IND	08/2016	INR	303,030		4,440	0	(14)
JPM	07/2016	BRL	13,500		3,609	0	(594)
	07/2016	CZK	103,425		4,339	97	0
	07/2016	ILS	6,630		1,732	14	0
	07/2016	RUB	1,578,377		23,728	0	(887)
	07/2016		$4,206	BRL	13,500	0	(3)
	07/2016		71,338	RUB	4,596,329	341	0
	07/2016		112,683	TRY	333,627	2,574	0
	08/2016	BRL	16,238		$5,038	27	0
	08/2016	CAD	637		496	3	0
	08/2016	CHF	484		501	4	0
	08/2016	CLP	3,234,771		4,669	0	(203)
	08/2016	CNY	42,425		6,454	97	0
	08/2016	IDR	345,237,089		25,380	1	(674)
	08/2016	INR	2,054,295		30,296	112	(12)
	08/2016	JPY	113,800		1,044	0	(59)
	08/2016	KRW	20,331,165		17,346	0	(277)
	08/2016	MXN	89,481		4,878	8	0
	08/2016	MYR	37,512		9,298	0	(105)
	08/2016	PHP	37,249		799	10	0
	08/2016	PLN	89,553		22,850	179	(8)
	08/2016	RUB	113,147		1,741	2	(9)
	08/2016	SGD	5,274		3,833	0	(81)
	08/2016	THB	89,155		2,526	0	(9)
	08/2016	TWD	269,211		8,252	0	(120)
	08/2016		$8,009	KRW	9,286,451	40	0
	08/2016		4,270	RUB	292,098	244	0
	08/2016	ZAR	32,790		$2,081	0	(129)
	09/2016	CNH	361,421		54,720	664	0
	09/2016	RUB	4,596,329		70,228	0	(309)
	10/2016	BRL	388,400		97,441	0	(20,190)
	10/2016	CZK	288,663		11,944	61	0
	01/2017	BRL	634,930		146,907	0	(40,364)
	01/2017		$121,872	BRL	464,273	15,064	0
	01/2017		18,195	COP	58,196,359	949	0
	04/2017		40,845	INR	2,859,150	0	(422)
	07/2017	BRL	177,000		$60,020	10,148	0
MSB	07/2016		408,350		124,662	32	(2,491)
	07/2016	CZK	24,439		1,033	31	0
	07/2016	ILS	12,493		3,304	67	0
	07/2016	RUB	321,064		4,746	0	(261)
	07/2016		$99,561	BRL	408,350	27,560	0
	08/2016	CNY	84,794		$12,909	203	0
	08/2016	INR	379,837		5,601	18	0
	08/2016	KRW	12,770,687		10,867	0	(203)
	08/2016	MXN	171,909		9,376	18	0
	08/2016		$82,553	BRL	275,208	2,377	0
	08/2016		343,498	MXN	6,297,458	0	(737)
	08/2016		1,416	RON	5,578	0	(47)
	08/2016		175,333	RUB	11,817,876	7,277	0
	08/2016		5,855	SGD	7,869	0	(16)
	08/2016	ZAR	14,514		$940	0	(39)
	10/2016		$32,124	PEN	109,220	695	0
NGF	11/2016		6,412	CNH	42,101	0	(127)
SCX	07/2016	CNY	265,112		$40,426	521	0
	07/2016		$40,356	CNH	264,915	0	(611)
	08/2016	IDR	15,808,760		$1,159	0	(34)
	08/2016	INR	1,044,131		15,322	0	(26)
	08/2016	THB	20,233		576	1	0
	08/2016		$92,665	CNY	608,994	0	(1,407)
	08/2016		68,205	IDR	919,407,082	1,177	0
	08/2016		296,641	INR	20,055,917	0	(1,841)
	08/2016		4,301	MYR	17,294	34	0
	08/2016		72,646	RUB	4,969,355	4,141	0
	08/2016		89,700	THB	3,165,502	314	0
	09/2016	EUR	132,302		$146,482	0	(720)
	10/2016	CNH	127,215		19,515	513	0
	01/2017		267,917		39,510	0	(351)
	01/2017	CNY	268,510		40,160	286	0
	01/2017		$58,761	BRL	252,966	15,851	0
	01/2017		43,569	CNH	291,360	78	(297)
	01/2017		39,510	CNY	268,510	364	0
	04/2017		8,804	INR	616,632	0	(86)
SOG	07/2016	CZK	307,507		$12,957	344	0
	07/2016	EUR	4,875	TRY	15,576	0	(6)
	07/2016	ILS	271,907		$70,616	154	0
	07/2016		$2,054	RUB	137,207	86	0
	08/2016	CNY	8,368		$1,252	0	(2)
	08/2016	IDR	36,930,132		2,736	0	(51)
	08/2016	MYR	9,767		2,412	0	(36)
	08/2016	PHP	28,405		607	5	0
	08/2016	RUB	709,690		10,742	0	(224)
	08/2016	THB	199,615		5,647	0	(29)
	08/2016	TWD	144,541		4,440	0	(55)
	08/2016		$70,658	ILS	271,907	0	(156)
	08/2016		6,979	KRW	8,145,400	81	0
	08/2016		2,050	RUB	135,853	49	0
	08/2016		66,909	ZAR	1,030,594	2,559	0
	09/2016	CZK	23,053		$965	18	0
TOR	08/2016		$98,604	BRL	344,524	7,717	0
	08/2016		52,835	PLN	204,932	0	(938)
	07/2017	BRL	374,746		$98,604	0	(6,986)
UAG	07/2016	RUB	1,013,148		15,009	0	(791)
	08/2016	HUF	5,701,017		20,957	922	0
	08/2016	INR	353,916		5,158	0	(44)
	08/2016		$95,166	IDR	1,285,980,292	1,879	0
	08/2016		7,656	KRW	9,118,974	249	0
	08/2016		144,696	MYR	588,206	2,742	0
	08/2016		93,773	THB	3,311,108	382	0
	07/2017	BRL	393,400		$134,549	23,703	0
	07/2017		$75,650	BRL	348,141	22,444	0

Total Forward Foreign Currency Contracts						$332,003	$(341,744)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC USD versus RUB	RUB	63.150	03/30/2017	$23,000	$759	$673
	Put - OTC USD versus RUB		64.500	06/05/2017	44,318	1,440	1,735
GLM	Call - OTC USD versus ILS	ILS	4.080	08/01/2016	31,000	304	8
HUS	Call - OTC USD versus CNH	CNH	6.550	09/19/2016	30,980	812	717
SOG	Put - OTC USD versus RUB	RUB	65.000	03/14/2017	24,000	843	965
UAG	Call - OTC USD versus JPY	JPY	110.000	08/29/2016	23,500	411	59

						$4,569	$4,157

Total Purchased Options						$4,569	$4,157

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	4.000	01/27/2017	$18,900	$(574)	$(3,524)
	Call - OTC USD versus BRL		5.250	01/27/2017	18,900	(567)	(44)
CBK	Call - OTC USD versus RUB	RUB	95.500	03/30/2017	23,000	(759)	(225)
	Call - OTC USD versus RUB		88.000	06/05/2017	44,318	(1,330)	(966)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	48,705	(2,681)	(568)
	Call - OTC USD versus BRL		5.500	03/01/2018	24,484	(1,677)	(540)
GLM	Call - OTC USD versus BRL		4.600	08/03/2016	30,800	(744)	0
	Call - OTC USD versus CNH	CNH	7.050	12/08/2016	21,130	(295)	(133)
	Put - OTC USD versus ILS	ILS	3.831	08/01/2016	31,000	(304)	(179)
HUS	Put - OTC USD versus CNH	CNH	6.370	09/19/2016	30,980	(204)	(14)
JPM	Call - OTC USD versus CNH		7.050	12/08/2016	46,730	(644)	(293)
SOG	Call - OTC USD versus RUB	RUB	102.450	03/14/2017	24,000	(844)	(143)
UAG	Put - OTC USD versus JPY	JPY	106.500	08/29/2016	23,500	(230)	(955)
	Call - OTC USD versus JPY		113.300	08/29/2016	23,500	(181)	(22)

						$(11,034)	$(7,606)

Total Written Options						$(11,034)	$(7,606)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	12/20/2017	0.871%		$3,100	$(14)	$21	$7	$0
	Colombia Government International Bond	1.000	06/20/2019	1.323		1,300	(3)	(9)	0	(12)
	Russia Government International Bond	1.000	09/20/2016	0.228		11,800	(157)	181	24	0
	South Africa Government International Bond	1.000	12/20/2017	1.123		9,400	(125)	111	0	(14)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	5,800	(49)	71	22	0
BPS	Volkswagen International Finance NV	1.000	12/20/2016	0.339		1,100	(4)	8	4	0
BRC	Brazil Government International Bond	1.000	12/20/2016	0.666		$5,700	(25)	36	11	0
	Colombia Government International Bond	1.000	06/20/2019	1.323		4,400	19	(59)	0	(40)
	Kazakhstan Government International Bond	1.000	09/20/2016	0.259		900	(7)	9	2	0
	Russia Government International Bond	1.000	09/20/2016	0.228		3,700	(68)	76	8	0
	Russia Government International Bond	1.000	06/20/2017	0.475		7,100	(42)	81	39	0
	South Africa Government International Bond	1.000	12/20/2017	1.123		7,100	(108)	97	0	(11)
CBK	Brazil Government International Bond	1.000	12/20/2016	0.666		15,000	(247)	276	29	0
DUB	Brazil Government International Bond	1.000	12/20/2016	0.666		6,300	(80)	92	12	0
	Colombia Government International Bond	1.000	06/20/2019	1.323		11,100	(27)	(74)	0	(101)
FBF	Volkswagen International Finance NV	1.000	12/20/2017	0.561	EUR	1,200	(14)	23	9	0
GST	Brazil Government International Bond	1.000	12/20/2016	0.666		$3,400	(45)	51	6	0
	Chile Government International Bond	1.000	09/20/2020	0.819		7,000	19	36	55	0
	Colombia Government International Bond	1.000	09/20/2016	0.397		6,800	(10)	21	11	0
	Colombia Government International Bond	1.000	12/20/2017	0.871		6,500	(39)	53	14	0
	Colombia Government International Bond	1.000	06/20/2019	1.323		4,100	20	(57)	0	(37)
	Russia Government International Bond	1.000	09/20/2016	0.228		900	(19)	21	2	0
	Russia Government International Bond	1.000	12/20/2017	0.805		7,200	(120)	143	23	0
HUS	Brazil Government International Bond	1.000	09/20/2016	0.542		3,600	1	4	5	0
	Colombia Government International Bond	1.000	12/20/2016	0.447		7,200	(4)	25	21	0
	Kazakhstan Government International Bond	1.000	09/20/2016	0.259		2,100	(18)	22	4	0
JPM	Brazil Government International Bond	1.000	09/20/2016	0.542		1,600	0	2	2	0
	Brazil Government International Bond	1.000	12/20/2016	0.666		1,700	(19)	22	3	0
MYC	Export-Import Bank of China	1.000	09/20/2016	0.388		1,000	(27)	29	2	0
NGF	Saudi Arabia Government International Bond	1.000	06/20/2021	1.727		1,000	(26)	(8)	0	(34)

							$(1,238)	$1,304	$315	$(249)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	8,100	$(6)	$(219)	$0	$(225)
	Pay	1-Year BRL-CDI	8.910	01/02/2017		44,900	6	(1,339)	0	(1,333)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		23,200	(37)	56	19	0
BPS	Pay	1-Year BRL-CDI	8.485	01/02/2017		8,600	43	(330)	0	(287)
	Pay	1-Year BRL-CDI	13.660	01/02/2017		734,500	87	(480)	0	(393)
	Receive	1-Year BRL-CDI	15.500	01/02/2018		62,200	(511)	(216)	0	(727)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		29,400	(14)	(32)	0	(46)
	Pay	1-Year BRL-CDI	12.850	01/04/2021		120,950	(568)	1,783	1,215	0
	Receive	1-Year BRL-CDI	16.150	01/04/2021		26,500	2	(949)	0	(947)
CBK	Pay	1-Year BRL-CDI	13.345	01/04/2021		26,600	(406)	705	299	0
DUB	Pay	1-Year BRL-CDI	15.740	10/03/2016		33,500	3	111	114	0
	Pay	1-Year BRL-CDI	9.210	01/02/2017		49,300	0	(1,337)	0	(1,337)
	Pay	1-Year BRL-CDI	15.230	01/02/2017		108,900	5	423	428	0
	Receive	1-Year BRL-CDI	12.640	01/02/2018		137,000	14	157	171	0
	Receive	1-Year BRL-CDI	13.000	01/02/2018		133,000	(14)	267	253	0
	Pay	1-Year BRL-CDI	13.375	01/02/2018		138,000	72	0	72	0
	Receive	1-Year BRL-CDI	13.730	01/02/2018		21,200	77	(128)	0	(51)
	Receive	1-Year BRL-CDI	12.470	01/02/2019		89,000	(73)	1	0	(72)
	Pay	1-Year BRL-CDI	12.360	01/04/2021		72,000	(137)	412	275	0
	Pay	1-Year BRL-CDI	12.850	01/04/2021		46,830	94	376	470	0
	Receive	1-Year BRL-CDI	13.310	01/04/2021		50,700	0	(552)	0	(552)
	Pay	1-Year BRL-CDI	12.285	01/02/2025		67,500	0	129	129	0
GLM	Pay	1-Year BRL-CDI	12.230	01/04/2021		37,000	(27)	57	30	0
	Pay	1-Year BRL-CDI	12.850	01/04/2021		72,600	168	561	729	0
HUS	Receive	1-Year BRL-CDI	15.510	07/01/2016		1,800	(1)	(4)	0	(5)
	Receive	1-Year BRL-CDI	12.360	01/02/2018		140,560	561	238	799	0
	Receive	1-Year BRL-CDI	12.640	01/02/2018		1,500	0	2	2	0
	Pay	1-Year BRL-CDI	13.375	01/02/2018		279,000	149	(21)	128	0
	Pay	1-Year BRL-CDI	12.800	01/04/2021		61,300	(136)	467	331	0
	Receive	1-Year BRL-CDI	16.150	01/04/2021		97,300	38	(3,516)	0	(3,478)
	Pay	3-Month ZAR-JIBAR	7.500	06/19/2023	ZAR	31,000	(52)	(16)	0	(68)
JPM	Receive	1-Year BRL-CDI	13.955	10/03/2016	BRL	149,500	0	26	26	0
	Pay	1-Year BRL-CDI	13.660	01/02/2017		319,500	0	(171)	0	(171)
	Receive	1-Year BRL-CDI	13.000	01/02/2018		308,200	0	587	587	0
MYC	Pay	1-Year BRL-CDI	12.230	01/04/2021		13,800	(21)	32	11	0
	Receive	1-Year BRL-CDI	13.320	01/04/2021		129,100	0	(1,420)	0	(1,420)
SOG	Pay	28-Day MXN-TIIE	4.310	08/30/2016	MXN	100,000	0	1	1	0
UAG	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	140,560	(405)	(394)	0	(799)

							$(1,089)	$(4,733)	$6,089	$(11,911)

Total Swap Agreements							$(2,327)	$(3,429)	$6,404	$(12,160)

(l)	Securities with an aggregate market value of $180,987 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$13,670	$0	$13,670
Bermuda
Corporate Bonds & Notes	0	503	0	503
Brazil
Corporate Bonds & Notes	0	197,696	0	197,696
Sovereign Issues	0	761,209	0	761,209
Canada
Corporate Bonds & Notes	0	0	272	272
Cayman Islands
Asset-Backed Securities	0	301	0	301
Corporate Bonds & Notes	0	75,884	3,562	79,446
Chile
Corporate Bonds & Notes	0	29,517	0	29,517
China
Corporate Bonds & Notes	0	75,275	0	75,275
Sovereign Issues	0	17,161	0	17,161
Colombia
Corporate Bonds & Notes	0	29,428	0	29,428
Sovereign Issues	0	32,236	0	32,236
Croatia
Sovereign Issues	0	15,069	0	15,069
Czech Republic
Sovereign Issues	0	140,258	0	140,258
El Salvador
Sovereign Issues	0	3,728	0	3,728
Hong Kong
Corporate Bonds & Notes	0	3,909	0	3,909
India
Corporate Bonds & Notes	0	55,776	0	55,776
Indonesia
Corporate Bonds & Notes	0	96,170	0	96,170
Sovereign Issues	0	194,488	0	194,488
Ireland
Corporate Bonds & Notes	0	2,549	0	2,549
Israel
Corporate Bonds & Notes	0	6,318	0	6,318
Italy
Sovereign Issues	0	141,550	0	141,550
Jersey, Channel Islands
Corporate Bonds & Notes	0	24,776	0	24,776
Kazakhstan
Corporate Bonds & Notes	0	71,478	0	71,478
Luxembourg
Corporate Bonds & Notes	0	103,262	0	103,262
Malaysia
Sovereign Issues	0	408	0	408
Mexico
Corporate Bonds & Notes	0	102,232	0	102,232
Sovereign Issues	0	143	0	143
Netherlands
Corporate Bonds & Notes	0	24,912	0	24,912
Peru
Corporate Bonds & Notes	0	6,867	0	6,867
Philippines
Corporate Bonds & Notes	0	611	0	611
Qatar
Corporate Bonds & Notes	0	814	0	814
Russia
Sovereign Issues	0	53	0	53
South Korea
Corporate Bonds & Notes	0	80,424	0	80,424
Sovereign Issues	0	25,761	0	25,761
Spain
Sovereign Issues	0	224	0	224
Sri Lanka
Sovereign Issues	0	11,030	0	11,030
Tanzania
Sovereign Issues	0	3,836	0	3,836
Turkey
Corporate Bonds & Notes	0	4,888	0	4,888
Sovereign Issues	0	18,858	0	18,858
United Arab Emirates
Corporate Bonds & Notes	0	8,964	0	8,964
United Kingdom
Corporate Bonds & Notes	0	1,668	4,352	6,020
United States
Asset-Backed Securities	0	15,488	0	15,488
Corporate Bonds & Notes	0	169,802	0	169,802
Non-Agency Mortgage-Backed Securities	0	13,753	0	13,753
U.S. Government Agencies	0	2,234	0	2,234
U.S. Treasury Obligations	0	83,069	0	83,069
Virgin Islands (British)
Corporate Bonds & Notes	0	59,811	0	59,811
Short-Term Instruments
Commercial Paper	0	104,631	0	104,631
Repurchase Agreements	0	7,783	0	7,783
Short-Term Notes	0	29,822	0	29,822
Czech Republic Treasury Bills	0	11,653	0	11,653
U.S. Treasury Bills	0	190,582	0	190,582
	$0	$3,072,532	$8,186	$3,080,718

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$552,887	$0	$0	$552,887

Total Investments	$552,887	$3,072,532	$8,186	$3,633,605

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	0	0	0
U.S. Government Agencies	0	(16,618)	0	(16,618)
	$0	$(16,618)	$0	$(16,618)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	799	0	799
Over the counter	0	342,564	0	342,564
	$0	$343,363	$0	$343,363

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(435)	0	(435)
Over the counter	0	(361,510)	0	(361,510)

	$0	$(361,945)	$0	$(361,945)

Totals	$552,887	$3,037,332	$8,186	$3,598,405

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Full Spectrum Bond Fund

June 30, 2016 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$464

Total Short-Term Instruments (Cost $464)		464

Total Investments in Securities (Cost $464)		464

	SHARES
INVESTMENTS IN AFFILIATES 100.1%
UNITED STATES (a) 98.3%
MUTUAL FUNDS 98.3%
PIMCO Emerging Local Bond Fund	24,164,676	178,577
PIMCO Emerging Markets Bond Fund	8,338,174	85,132
PIMCO Emerging Markets Corporate Bond Fund	8,346,134	84,463

Total United States (Cost $365,951)		348,172

SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III	627,037	6,198

Total Short-Term Instruments (Cost $6,197)		6,198

Total Investments in Affiliates (Cost $372,148)		354,370

Total Investments 100.2% (Cost $372,612)		$354,834
Other Assets and Liabilities, net (0.2)%		(591)

Net Assets 100.0%		$354,243

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$464	U.S. Treasury Notes 0.750% due 12/31/2017	$(476)	$464	$464

Total Repurchase Agreements						$(476)	$464	$464

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$464	$0	$464
	$0	$464	$0	$464

Investments in Affiliates, at Value
United States
Mutual Funds	348,172	0	0	348,172
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,198	0	0	6,198
	$354,370	$0	$0	$354,370

Total Investments	$354,370	$464	$0	$354,834

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Extended Duration Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.0%
CORPORATE BONDS & NOTES 0.5%
INDUSTRIALS 0.0%
Georgia-Pacific LLC
7.750% due 11/15/2029	$30	$44

UTILITIES 0.5%
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	3,200	3,324

Total Corporate Bonds & Notes (Cost $3,225)		3,368

MUNICIPAL BONDS & NOTES 0.0%
OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	99

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	91

Total Municipal Bonds & Notes (Cost $189)		190

U.S. GOVERNMENT AGENCIES 5.4%
Fannie Mae
0.000% due 11/15/2030 (a)	400	274
3.000% due 07/25/2043	1,593	1,568
3.765% due 12/01/2025	2,000	2,257
4.000% due 02/25/2019	16	17
5.000% due 08/25/2033	57	67
5.500% due 04/25/2033 - 08/25/2035	85	97
6.000% due 12/25/2034	200	266
Freddie Mac
0.000% due 03/15/2028 - 07/15/2032 (a)	21,309	15,194
3.000% due 04/15/2053	1,690	1,603
5.500% due 02/15/2024	59	68
6.000% due 06/15/2035	323	411
Ginnie Mae
5.500% due 10/20/2037	161	208
Israel Government AID Bond
0.000% due 02/15/2023 (a)	3,400	2,995
5.500% due 09/18/2023	600	751
NCUA Guaranteed Notes
0.835% due 11/06/2017	477	478
Residual Funding Corp. STRIPS
0.000% due 04/15/2030 (a)	4,100	2,963
Resolution Funding Corp. STRIPS
0.000% due 04/15/2028 - 04/15/2029 (a)	3,191	2,392
Small Business Administration
5.290% due 12/01/2027	169	188
Tennessee Valley Authority
4.625% due 09/15/2060	1,000	1,251

Total U.S. Government Agencies (Cost $28,334)		33,048

U.S. TREASURY OBLIGATIONS 104.0%
U.S. Treasury Bonds
2.500% due 02/15/2045 (d)	13,500	14,071
2.875% due 08/15/2045 (d)(f)	3,340	3,752
3.000% due 11/15/2044 (d)	2,700	3,107
3.375% due 05/15/2044 (d)	11,800	14,558
6.125% due 11/15/2027 (d)	10,200	15,064
U.S. Treasury Inflation Protected Securities (b)
0.750% due 02/15/2045 (d)	4,470	4,503
1.375% due 02/15/2044 (d)	4,003	4,639
U.S. Treasury Notes
1.375% due 01/31/2021 (d)	1,400	1,425
1.750% due 01/31/2023	4,250	4,382
2.000% due 02/15/2025 (d)	18,700	19,574
2.125% due 05/15/2025 (h)	700	740
2.250% due 11/15/2024 (d)	2,000	2,134

U.S. Treasury STRIPS
0.000% due 11/15/2028 (a)	17,500	14,263
0.000% due 05/15/2033 (a)	14,200	10,107
0.000% due 05/15/2036 (a)	25,000	16,349
0.000% due 11/15/2039 (a)	23,950	14,290
0.000% due 05/15/2040 (a)	11,000	6,441
0.000% due 08/15/2040 (a)	20,950	12,147
0.000% due 02/15/2041 (a)(f)	9,800	5,594
0.000% due 02/15/2042 (a)	15,600	8,630
0.000% due 08/15/2042 (a)	162,600	88,020
0.000% due 11/15/2042 (a)	94,300	50,565
0.000% due 02/15/2043 (a)	13,200	7,049
0.000% due 05/15/2043 (a)	111,600	58,858
0.000% due 08/15/2043 (a)	27,600	14,697
0.000% due 11/15/2043 (a)	198,800	105,571
0.000% due 05/15/2044 (a)	88,500	45,501
0.000% due 11/15/2044 (a)	163,000	82,106
0.000% due 02/15/2045 (a)	400	200
0.000% due 08/15/2045 (a)	16,400	8,077

Total U.S. Treasury Obligations (Cost $551,456)		636,414

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	3,000	3,634
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	800	907
5.122% due 08/10/2035	600	627
Core Industrial Trust
3.494% due 02/10/2037	1,100	1,119
Countrywide Home Loan Mortgage Pass-Through Trust
2.774% due 09/25/2047 ^	438	380
Credit Suisse Commercial Mortgage Trust
4.373% due 09/15/2037	1,700	1,653
Credit Suisse First Boston Mortgage Securities Corp.
2.677% due 07/25/2033	1	1
GS Mortgage Securities Trust
3.932% due 10/10/2035	800	859
Hudson’s Bay Simon JV Trust
5.629% due 08/05/2034	1,000	1,029
JPMorgan Mortgage Trust
2.827% due 07/25/2035	164	164
WaMu Mortgage Pass-Through Certificates Trust
1.167% due 01/25/2047	3	3
2.178% due 10/25/2046	9	8
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	1,100	1,204

Total Non-Agency Mortgage-Backed Securities (Cost $10,866)		11,588

ASSET-BACKED SECURITIES 0.1%
Bear Stearns Asset-Backed Securities Trust
2.922% due 07/25/2036	5	5
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	488	491

Total Asset-Backed Securities (Cost $493)		496

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		584

Total Short-Term Instruments (Cost $584)		584

Total Investments in Securities (Cost $595,147)		685,688

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	36,670	362

Total Short-Term Instruments (Cost $362)		362

Total Investments in Affiliates (Cost $362)		362

Total Investments 112.1% (Cost $595,509)		$686,050
Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $(111))		50
Other Assets and Liabilities, net (12.1)%		(73,991)

Net Assets 100.0%		$612,109

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$584	U.S. Treasury Notes 2.375% due 12/31/2020	$(599)	$584	$584

Total Repurchase Agreements						$(599)	$584	$584

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.590%	04/27/2016	07/27/2016	$(27,764)	$(27,793)
BOS	0.350	06/22/2016	07/06/2016	(2,983)	(2,984)
	0.950	06/28/2016	07/05/2016	(4,686)	(4,687)
BSN	0.570	04/05/2016	07/05/2016	(2,120)	(2,122)
	0.570	05/04/2016	07/15/2016	(5,460)	(5,465)
DEU	0.610	06/27/2016	07/11/2016	(565)	(565)
GRE	0.620	05/19/2016	07/19/2016	(17,930)	(17,943)
	0.630	05/04/2016	07/13/2016	(975)	(976)
	0.640	06/21/2016	07/05/2016	(11,826)	(11,828)
	0.720	06/30/2016	07/07/2016	(8,048)	(8,048)

Total Reverse Repurchase Agreements					$(82,411)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.620%	06/01/2016	07/13/2016	$(1,003)	$(1,004)
TDM	0.850	06/29/2016	07/06/2016	(4,795)	(4,796)
UBS	0.850	06/27/2016	07/05/2016	(3,107)	(3,107)

Total Sale-Buyback Transactions					$(8,907)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(72,488) at a weighted average interest rate of 0.486%.

(d)	Securities with an aggregate market value of $91,615 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR *	2.150%	04/19/2026	$5,100	$(81)	$(79)	$11	$0
Pay	3-Month USD-LIBOR	2.250	06/15/2026	34,800	(2,834)	(1,252)	76	0
Pay	3-Month USD-LIBOR	1.500	06/30/2026	5,000	(45)	(16)	11	0
Pay	3-Month USD-LIBOR	1.515	06/30/2026	8,800	(93)	(36)	19	0
Pay	3-Month USD-LIBOR	1.555	06/30/2026	8,800	(127)	(69)	19	0
Pay	3-Month USD-LIBOR *	1.750	12/21/2026	6,400	(168)	(48)	16	0
Pay	3-Month USD-LIBOR *	2.550	04/20/2036	2,900	81	84	0	(13)
Pay	3-Month USD-LIBOR	2.500	06/15/2046	11,800	(1,790)	(954)	129	0

					$(5,057)	$(2,370)	$281	$(13)

Total Swap Agreements					$(5,057)	$(2,370)	$281	$(13)

*	This security has a forward starting effective date.

(f)	Securities with an aggregate market value of $1,448 and cash of $2,946 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
GLM	08/2016	EUR	3,746	$	4,280	$117	$0
HUS	07/2016	RUB	121,562		1,795	0	(101)
JPM	08/2016	$	4,660	MXN	84,392	0	(66)
MSB	07/2016	JPY	447,000	$	4,056	0	(273)
SCX	07/2016	$	4,387	JPY	447,000	0	(58)
	08/2016	JPY	447,000	$	4,391	59	0
UAG	07/2016	$	1,867	RUB	126,043	98	0

Total Forward Foreign Currency Contracts						$274	$(498)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC USD versus JPY	JPY	120.000	11/10/2016	$9,300	$40	$11

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$1,600	$141	$4
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/13/2019	1,700	147	96
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	2,600	219	6
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	269,700	84	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	11,200	38	64
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	12,900	46	74
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	1,600	141	4
RBC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.668	09/29/2016	8,500	49	52

							$865	$300

Total Purchased Options							$905	$311

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600%	07/20/2016	EUR	49,000	$(52)	$(2)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	07/20/2016		18,600	(27)	(5)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	07/20/2016		30,400	(35)	(5)
CBK	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		12,000	(42)	(18)
GST	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	07/20/2016		9,600	(12)	0
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	07/20/2016		9,600	(12)	(1)

							$(180)	$(31)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000)%[10] - (Final Index/Initial Index)] or 0	04/07/2020	$ 3,400	$(30)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$7,900	$(144)	$(77)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	3,600	(149)	(2)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	5,600	(225)	(3)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	600	(10)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	1,800	(29)	(51)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	900	(15)	(25)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	1,800	(31)	(51)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	3,600	(149)	(2)
RBC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.168	09/29/2016	8,500	(54)	(46)

							$(806)	$(274)

Total Written Options							$(1,016)	$(305)

(h)	Securities with an aggregate market value of $620 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$44	$0	$44
Utilities	0	3,324	0	3,324
Municipal Bonds & Notes
Ohio	0	99	0	99
West Virginia	0	91	0	91
U.S. Government Agencies	0	33,048	0	33,048
U.S. Treasury Obligations	0	636,414	0	636,414
Non-Agency Mortgage-Backed Securities	0	11,588	0	11,588
Asset-Backed Securities	0	496	0	496
Short-Term Instruments
Repurchase Agreements	0	584	0	584
	$0	$685,688	$0	$685,688

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$362	$0	$0	$362

Total Investments	$362	$685,688	$0	$686,050

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	281	0	281
Over the counter	0	585	0	585
	$0	$866	$0	$866

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(13)	0	(13)
Over the counter	0	(803)	0	(803)

	$0	$(816)	$0	$(816)

Totals	$362	$685,738	$0	$686,100

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Floating Income Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.5%
BANK LOAN OBLIGATIONS 7.7%
Charter Communications Operating LLC
3.000% due 07/01/2020		$786	$782
3.000% due 01/04/2021		98	98
3.500% due 01/24/2023		898	899
Dell International LLC
4.000% due 04/29/2020		2,475	2,474
Delos Finance SARL
3.500% due 03/06/2021		629	629
Endo Luxembourg Finance Co. SARL
3.750% due 09/26/2022		796	785
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		7,154	7,151
Gardner Denver, Inc.
4.250% due 07/30/2020		1,006	926
Gates Global, Inc.
4.250% due 07/06/2021		1,162	1,108
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		2,972	2,977
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		333	303
Las Vegas Sands LLC
3.250% due 12/19/2020		886	886
OGX (13.000% PIK)
13.000% due 04/10/2049 (b)		751	615
Rise Ltd.
4.750% due 01/31/2021 (g)		3,844	3,807
Valeant Pharmaceuticals International, Inc.
5.000% due 04/01/2022		286	278

Total Bank Loan Obligations (Cost $23,912)			23,718

CORPORATE BONDS & NOTES 55.3%
BANKING & FINANCE 25.1%
ABN AMRO Bank NV
4.750% due 07/28/2025		400	417
AerCap Ireland Capital Ltd.
5.000% due 10/01/2021		500	521
Ally Financial, Inc.
3.500% due 07/18/2016		500	501
4.125% due 03/30/2020		200	201
AXA S.A.
5.453% due 03/04/2026 (f)	GBP	900	1,163
Banco do Brasil S.A.
3.875% due 10/10/2022		$269	248
6.000% due 01/22/2020		700	743
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	900	993
Bank of America Corp.
6.100% due 03/17/2025 (f)		$2,600	2,642
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	3,300	5,338
BBVA Bancomer S.A.
6.500% due 03/10/2021		$400	441
Bear Stearns Cos. LLC
7.250% due 02/01/2018		500	545
Blackstone CQP Holdco LP
9.296% due 03/19/2019		5,054	5,054
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		900	882
BPCE S.A.
4.500% due 03/15/2025		1,300	1,302
5.700% due 10/22/2023		600	646
12.500% due 09/30/2019 (f)	EUR	126	185
CIT Group, Inc.
3.875% due 02/19/2019		$200	202
CNP Assurances
7.375% due 09/30/2041	GBP	400	577
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020		800	1,137
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (f)		$6,222	6,525
Credit Agricole S.A.
7.875% due 01/23/2024 (f)		2,000	1,920
8.125% due 10/26/2019 (f)	GBP	200	287
8.125% due 09/19/2033		$200	215

Credit Suisse AG
5.750% due 09/18/2025	EUR	700	823
Credit Suisse Group AG
6.250% due 12/18/2024 (f)		$2,200	2,080
7.500% due 12/11/2023 (f)		200	202
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		231	237
Heta Asset Resolution AG
4.250% due 10/31/2016 ^	EUR	4,500	4,332
4.375% due 01/24/2017 ^		4,200	4,040
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		$2,920	219
HSBC Finance Corp.
6.676% due 01/15/2021		600	672
HSBC Holdings PLC
6.375% due 09/17/2024 (f)		200	189
HUB International Ltd.
7.875% due 10/01/2021		400	385
KBC Bank NV
8.000% due 01/25/2023		600	637
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (g)		1,434	1,335
La Mondiale SAM
5.050% due 12/17/2025 (f)	EUR	500	541
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		$800	840
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	1,600	2,018
Navient Corp.
8.000% due 03/25/2020		$4,100	4,200
NN Group NV
4.500% due 01/15/2026 (f)	EUR	2,200	2,341
Novo Banco S.A.
5.000% due 04/23/2019		906	735
5.000% due 05/21/2019		1,200	983
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$400	407
4.950% due 04/01/2024		800	834
OneMain Financial Holdings LLC
6.750% due 12/15/2019		1,600	1,566
7.250% due 12/15/2021		1,600	1,540
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (e)		646	624
Rio Oil Finance Trust
9.250% due 07/06/2024		1,980	1,710
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		200	185
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		1,900	2,053
Societe Generale S.A.
8.000% due 09/29/2025 (f)		3,800	3,636
Synchrony Financial
2.700% due 02/03/2020		200	201
UBS AG
7.250% due 02/22/2022		1,200	1,233
7.625% due 08/17/2022		3,100	3,518
WEA Finance LLC
2.700% due 09/17/2019		200	204
3.750% due 09/17/2024		400	418

			77,623

INDUSTRIALS 20.2%
Afren PLC
10.250% due 04/08/2019 ^		2,830	24
ALROSA Finance S.A.
7.750% due 11/03/2020		1,500	1,714
Altice Financing S.A.
6.625% due 02/15/2023		200	197
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	500	561
California Resources Corp.
5.500% due 09/15/2021		$158	81
8.000% due 12/15/2022		3,877	2,758
Cemex S.A.B. de C.V.
4.375% due 03/05/2023	EUR	200	217
4.750% due 01/11/2022		1,100	1,228
Charter Communications Operating LLC
6.384% due 10/23/2035		$400	475
6.484% due 10/23/2045		300	360
Chesapeake Energy Corp.
3.878% due 04/15/2019		2,300	1,742
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		448	471

Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		1,200	0
9.250% due 06/30/2020 ^		2,300	2
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		1,000	832
CSN Islands Corp.
6.875% due 09/21/2019		900	495
CVS Pass-Through Trust
7.507% due 01/10/2032		92	116
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		528	602
7.750% due 06/17/2021		85	96
Denbury Resources, Inc.
4.625% due 07/15/2023		450	292
DISH DBS Corp.
7.875% due 09/01/2019		2,500	2,762
Dollar Tree, Inc.
5.250% due 03/01/2020		100	104
5.750% due 03/01/2023		400	427
Dynegy, Inc.
6.750% due 11/01/2019		550	554
7.625% due 11/01/2024		300	289
Endo Finance LLC
5.875% due 01/15/2023		700	611
Energy Transfer Partners LP
9.000% due 04/15/2019		407	455
Enterprise Products Operating LLC
7.034% due 01/15/2068		600	632
Express Scripts Holding Co.
3.000% due 07/15/2023 (a)		250	251
3.400% due 03/01/2027 (a)		400	401
4.800% due 07/15/2046 (a)		350	351
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		2,100	2,129
Flextronics International Ltd.
5.000% due 02/15/2023		1,500	1,564
Freeport-McMoRan, Inc.
5.450% due 03/15/2043		100	81
HCA, Inc.
4.750% due 05/01/2023		2,300	2,363
HD Supply, Inc.
7.500% due 07/15/2020		300	315
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	100	106
5.014% due 12/27/2017		300	315
Hiland Partners Holdings LLC
5.500% due 05/15/2022		$300	301
KazMunayGas National Co. JSC
9.125% due 07/02/2018		900	1,001
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		800	804
Kinder Morgan, Inc.
7.750% due 01/15/2032		2,500	2,810
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		590	542
4.500% due 08/15/2025		3,307	2,919
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		400	388
MCE Finance Ltd.
5.000% due 02/15/2021		3,375	3,357
Numericable SFR S.A.
5.375% due 05/15/2022	EUR	200	226
5.625% due 05/15/2024		200	224
6.250% due 05/15/2024		$500	480
7.375% due 05/01/2026		700	693
OGX Austria GmbH
8.375% due 04/01/2022 ^		8,500	0
8.500% due 06/01/2018 ^		10,900	0
ONEOK Partners LP
3.375% due 10/01/2022		700	686
Oracle Corp.
1.900% due 09/15/2021 (a)		400	402
2.400% due 09/15/2023 (a)		300	302
2.650% due 07/15/2026 (a)		350	351
3.850% due 07/15/2036 (a)		150	151
4.000% due 07/15/2046 (a)		200	202
Pertamina Persero PT
4.300% due 05/20/2023		2,000	2,038
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		4,200	1,475
Platform Specialty Products Corp.
6.500% due 02/01/2022		500	442
Pride International, Inc.
6.875% due 08/15/2020		500	478
Prime Security One MS, Inc.
4.875% due 07/15/2032		1,900	1,470

QVC, Inc.
5.950% due 03/15/2043		1,400	1,300
Regency Energy Partners LP
5.000% due 10/01/2022		500	514
5.875% due 03/01/2022		1,000	1,063
Reynolds American, Inc.
4.450% due 06/12/2025		100	112
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		400	414
Rockies Express Pipeline LLC
6.000% due 01/15/2019		1,300	1,329
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		1,400	1,396
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	1,400	1,587
Sibur Securities Designated Activity Co.
3.914% due 01/31/2018		$1,400	1,421
T-Mobile USA, Inc.
6.250% due 04/01/2021		1,300	1,361
Telenet Finance Luxembourg S.C.A.
6.750% due 08/15/2024	EUR	700	856
TransDigm, Inc.
6.000% due 07/15/2022		$300	303
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	1,120	1,317
UPC Holding BV
6.375% due 09/15/2022		200	236
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		$1,400	2
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	900	1,239
Wind Acquisition Finance S.A.
7.375% due 04/23/2021		$500	481

			62,646

UTILITIES 10.0%
AT&T, Inc.
3.400% due 05/15/2025		500	513
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		200	212
FirstEnergy Corp.
7.375% due 11/15/2031		1,750	2,179
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		2,100	2,124
4.950% due 02/06/2028		300	295
8.146% due 04/11/2018		970	1,066
Majapahit Holding BV
7.750% due 01/20/2020		2,500	2,864
Novatek OAO Via Novatek Finance Ltd.
6.604% due 02/03/2021		2,500	2,756
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		3,035	880
Petrobras Global Finance BV
2.768% due 01/15/2019		100	91
3.000% due 01/15/2019		94	87
4.375% due 05/20/2023		600	489
5.375% due 01/27/2021		4,400	4,070
Petroleos Mexicanos
6.625% due 06/15/2035		5,500	5,698
Sprint Capital Corp.
8.750% due 03/15/2032		100	86
Sprint Corp.
7.875% due 09/15/2023		100	82
Terraform Global Operating LLC
9.750% due 08/15/2022 (i)		1,900	1,729
Verizon Communications, Inc.
4.672% due 03/15/2055		800	812
VimpelCom Holdings BV
7.504% due 03/01/2022		1,900	2,076
Yellowstone Energy LP
5.750% due 12/31/2026		2,615	2,726

			30,835

Total Corporate Bonds & Notes (Cost $212,648)			171,104

MUNICIPAL BONDS & NOTES 0.7%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		200	211

TEXAS 0.6%
Texas Public Finance Authority Revenue Notes, Series 2014
5.250% due 07/01/2017	1,850	1,856

Total Municipal Bonds & Notes (Cost $2,052)		2,067

U.S. GOVERNMENT AGENCIES 9.6%
Fannie Mae
0.803% due 09/25/2042	14	14
6.000% due 04/25/2043	9	11
Fannie Mae, TBA
3.500% due 08/01/2046	28,000	29,506
Ginnie Mae
0.742% due 12/16/2026	53	53

Total U.S. Government Agencies (Cost $29,462)		29,584

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
Adjustable Rate Mortgage Trust
2.929% due 11/25/2035 ^	279	237
2.999% due 10/25/2035 ^	875	787
3.119% due 08/25/2035	853	827
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^	627	517
Banc of America Funding Trust
2.875% due 09/20/2035 ^	186	160
2.943% due 06/25/2034	94	94
3.246% due 05/20/2036 ^	318	288
5.888% due 04/25/2037 ^	322	282
Banc of America Mortgage Trust
2.996% due 01/25/2036 ^	112	85
3.014% due 11/20/2046 ^	1,208	988
3.094% due 07/25/2033	324	325
3.123% due 07/25/2033	40	39
5.500% due 12/25/2020	45	45
Bear Stearns Adjustable Rate Mortgage Trust
2.804% due 01/25/2035	16	15
3.143% due 05/25/2047 ^	978	883
Chase Mortgage Finance Trust
3.032% due 02/25/2037	313	310
5.500% due 12/25/2022 ^	996	855
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	144	128
Countrywide Alternative Loan Trust
0.623% due 06/25/2046	410	323
0.633% due 04/25/2046	3,815	2,699
0.728% due 09/20/2046	495	185
0.853% due 02/25/2036	407	273
0.958% due 11/20/2035 ^	166	40
5.500% due 03/25/2036 ^	94	67
6.000% due 03/25/2036	913	687
6.000% due 02/25/2037 ^	827	571
6.000% due 05/25/2037 ^	750	534
Countrywide Home Loan Mortgage Pass-Through Trust
2.385% due 04/25/2035	86	68
2.754% due 02/20/2036 ^	192	154
5.500% due 11/25/2035 ^	111	99
Credit Suisse First Boston Mortgage Securities Corp.
1.054% due 03/25/2032	11	10
6.000% due 01/25/2036	397	300
Credit Suisse Mortgage Capital Certificates
2.947% due 11/26/2035	30	30
3.035% due 05/26/2036	251	253
Deutsche ALT-A Securities, Inc.
0.603% due 03/25/2037 ^	643	468
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^	203	171
5.886% due 10/25/2036 ^	203	171
Downey Savings & Loan Association Mortgage Loan Trust
0.758% due 10/19/2036 ^	427	192
First Horizon Asset Securities, Inc.
2.578% due 02/25/2036	240	224
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^	252	203
GSR Mortgage Loan Trust
3.061% due 11/25/2035	58	55
HarborView Mortgage Loan Trust
2.528% due 06/19/2045 ^	1,239	757
Impac Secured Assets Trust
0.623% due 01/25/2037	996	867
IndyMac Mortgage Loan Trust
2.590% due 06/25/2037	655	359
2.803% due 09/25/2035 ^	161	136
4.668% due 08/25/2037	919	838

JPMorgan Alternative Loan Trust
0.613% due 09/25/2036	314	291
2.939% due 05/25/2036 ^	351	270
3.171% due 12/25/2036	550	514
JPMorgan Mortgage Trust
2.870% due 07/25/2035	146	143
4.614% due 06/25/2037 ^	841	753
6.500% due 09/25/2035	403	405
JPMorgan Resecuritization Trust
0.939% due 03/26/2037	177	174
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	664	659
MASTR Adjustable Rate Mortgages Trust
0.663% due 04/25/2046	753	537
MASTR Alternative Loan Trust
6.750% due 07/25/2036	663	477
Merrill Lynch Alternative Note Asset Trust
0.753% due 03/25/2037	339	152
Merrill Lynch Mortgage Investors Trust
2.790% due 11/25/2035	233	227
Morgan Stanley Mortgage Loan Trust
2.811% due 07/25/2035 ^	245	210
Residential Accredit Loans, Inc. Trust
0.643% due 07/25/2036	505	395
1.797% due 09/25/2045	612	495
6.000% due 09/25/2036 ^	790	538
Residential Funding Mortgage Securities, Inc. Trust
4.049% due 08/25/2036 ^	299	264
Structured Adjustable Rate Mortgage Loan Trust
2.636% due 09/25/2035	1,179	1,042
Structured Asset Mortgage Investments Trust
0.583% due 03/25/2037	1,280	962
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	473	59
WaMu Mortgage Pass-Through Certificates Trust
0.733% due 11/25/2045	1,100	957
1.220% due 12/25/2046	421	355
1.637% due 11/25/2042	168	155
2.587% due 09/25/2033	177	173
Wells Fargo Mortgage-Backed Securities Trust
2.667% due 09/25/2033	250	248
2.816% due 11/25/2037 ^	1,238	1,101
3.085% due 05/25/2036 ^	118	112

Total Non-Agency Mortgage-Backed Securities (Cost $30,690)		29,267

ASSET-BACKED SECURITIES 5.0%
ACAS CLO Ltd.
2.081% due 10/25/2025 (a)	3,000	3,000
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	818	851
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.803% due 03/25/2033	454	434
Argent Securities Trust
0.603% due 06/25/2036	1,504	530
0.693% due 07/25/2036	1,410	589
Bear Stearns Asset-Backed Securities Trust
0.693% due 06/25/2047	1,000	850
Countrywide Asset-Backed Certificates
0.633% due 11/25/2047 ^	445	298
0.993% due 01/25/2036	128	125
Countrywide Asset-Backed Certificates Trust
4.740% due 10/25/2035	259	266
Credit Suisse Mortgage Capital Certificates
1.053% due 09/25/2037	452	408
GSAA Home Equity Trust
0.903% due 08/25/2037	810	748
HSI Asset Loan Obligation Trust
0.513% due 12/25/2036	85	33
Long Beach Mortgage Loan Trust
0.783% due 01/25/2046	35	32
Mariner CLO LLC
2.221% due 07/23/2026 (a)	3,000	3,000
MASTR Asset-Backed Securities Trust
0.503% due 01/25/2037	440	178
Merrill Lynch Mortgage Investors Trust
0.713% due 04/25/2037	1,000	535
Morgan Stanley ABS Capital, Inc. Trust
1.158% due 12/25/2034	186	160
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.783% due 10/25/2036 ^	2,747	963
OneMain Financial Issuance Trust
4.100% due 03/20/2028	500	516
People’s Choice Home Loan Securities Trust
1.398% due 05/25/2035 ^	1,000	710

Residential Asset Securities Corp. Trust
0.723% due 07/25/2036		1,500	930
Securitized Asset-Backed Receivables LLC Trust
0.743% due 12/25/2035		479	427
Specialty Underwriting & Residential Finance Trust
1.133% due 01/25/2034		17	15

Total Asset-Backed Securities (Cost $15,587)			15,598

SOVEREIGN ISSUES 8.1%
Argentine Republic Government International Bond
6.250% due 04/22/2019		400	418
6.875% due 04/22/2021		400	428
7.500% due 04/22/2026		400	435
7.625% due 04/22/2046		300	325
Colombia Government International Bond
5.000% due 06/15/2045		800	836
Costa Rica Government International Bond
7.000% due 04/04/2044		1,000	1,001
Dominican Republic International Bond
6.850% due 01/27/2045		1,000	1,040
7.450% due 04/30/2044		400	442
El Salvador Government International Bond
7.625% due 02/01/2041		1,200	1,068
7.650% due 06/15/2035		300	269
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	1,700	1,909
3.750% due 06/14/2028		3,500	3,946
Kazakhstan Government International Bond
6.500% due 07/21/2045		$800	932
Mexico Government International Bond
4.600% due 01/23/2046		4,800	5,082
Panama Government International Bond
6.700% due 01/26/2036		1,400	1,872
8.125% due 04/28/2034		100	143
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	82,000	751
4.500% due 07/03/2017		60,000	550
Romania Government International Bond
3.625% due 04/24/2024	EUR	1,100	1,357
Spain Government International Bond
2.750% due 10/31/2024		200	253
Turkey Government International Bond
5.750% due 03/22/2024		$1,800	2,012

Total Sovereign Issues (Cost $24,451)			25,069

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR		307,008	0

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (c)		345,787	0

Total Common Stocks (Cost $1,936)			0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
CoBank ACB
6.200% due 01/01/2025 (f)		2,500	251

Total Preferred Securities (Cost $250)			251

SHORT-TERM INSTRUMENTS 2.6%
REPURCHASE AGREEMENTS (h) 0.4%			1,141

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 2.2%
0.166% due 07/21/2016 (d)(e)(l)		6,699	6,698

Total Short-Term Instruments (Cost $7,839)		7,839

Total Investments in Securities (Cost $348,827)		304,497

	SHARES
INVESTMENTS IN AFFILIATES 11.5%
SHORT-TERM INSTRUMENTS 11.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.5%
PIMCO Short-Term Floating NAV Portfolio III	3,616,882	35,749

Total Short-Term Instruments (Cost $35,743)		35,749

Total Investments in Affiliates (Cost $35,743)		35,749

Total Investments 110.0% (Cost $384,570)		$340,246
Financial Derivative Instruments (j)(k) (0.8)% (Cost or Premiums, net $(5,536))		(2,569)
Other Assets and Liabilities, net (9.2)%		(28,300)

Net Assets 100.0%		$309,377

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	$1,416	$1,335	0.43%
Rise Ltd.	4.750	01/31/2021	02/11/2014	3,864	3,807	1.23

				$5,280	$5,142	1.66%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$1,141	U.S. Treasury Notes 0.750% due 12/31/2017	$(1,168)	$1,141	$1,141

Total Repurchase Agreements						$(1,168)	$1,141	$1,141

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.500)%	04/15/2016	04/14/2018	$(1,455)	$(1,450)

Total Reverse Repurchase Agreements					$(1,450)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(2,553) at a weighted average interest rate of (3.437)%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	2.500%	07/01/2046	$2,800	$(2,791)	$(2,834)

Total Short Sales				$(2,791)	$(2,834)

(i)	Securities with an aggregate market value of $1,729 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$115.000	08/26/2016	922	$8	$1

Total Purchased Options				$8	$1

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond September Futures	Long	09/2016	21	$39	$22	$0
Euro-Bund 10-Year Bond September Futures	Short	09/2016	33	(152)	0	(10)
U.S. Treasury 10-Year Note September Futures	Long	09/2016	758	2,526	0	(59)

Total Futures Contracts				$2,413	$22	$(69)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
iTraxx Europe Main 25 5-Year Index	(1.000)%	06/20/2021	EUR	3,400	$(29)	$12	$0	$(16)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	12/16/2016	$		256,400	$(753)	$186	$0	$(3)
Pay	3-Month USD-LIBOR	1.250	06/15/2018			32,000	327	87	9	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020			194,700	(9,203)	(6,248)	0	(21)
Receive	3-Month USD-LIBOR	2.000	06/15/2023			40,500	(2,335)	(1,075)	29	0
Receive	3-Month USD-LIBOR *	2.550	03/23/2026			45,100	(1,583)	(1,391)	93	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046			6,000	(910)	(478)	66	0
Receive	6-Month EUR-EURIBOR *	0.000	09/21/2021		EUR	11,400	(52)	(154)	0	(8)
Receive	6-Month EUR-EURIBOR *	0.750	09/21/2026			2,200	(89)	(83)	0	(8)
Pay	6-Month EUR-EURIBOR *	1.250	03/15/2047			1,500	193	125	10	0
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		GBP	3,500	(217)	(241)	0	(6)

							$(14,622)	$(9,272)	$207	$(46)

Total Swap Agreements							$(14,651)	$(9,260)	$207	$(62)

*	This security has a forward starting effective date.

Cash of $9,201 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016	$	1,589	AUD	2,149	$14	$0
	08/2016	AUD	2,149		$1,587	0	(14)
BOA	07/2016	GBP	9,571		14,034	1,293	0
	07/2016	$	30,455	EUR	27,636	214	0
	07/2016		12,363	GBP	9,292	7	0
	08/2016	EUR	27,636		$30,488	0	(213)
	08/2016	GBP	9,292		12,366	0	(7)
	08/2016	$	852	TWD	27,503	3	0
BPS	07/2016	BRL	9,780		$3,047	2	0
	07/2016	JPY	130,769		1,187	0	(80)
	07/2016	$	2,827	BRL	9,780	218	0
	08/2016	BRL	6,590		$1,919	0	(115)
	08/2016	$	1,329	CNY	8,740	0	(19)
CBK	07/2016		358	GBP	245	0	(32)
	08/2016	MXN	316		$17	0	0
	08/2016	SGD	4,333		3,191	0	(24)
	08/2016	THB	69,406		1,970	0	(3)
	08/2016	$	4,858	CNH	31,794	0	(95)
GLM	07/2016	EUR	26,275		$29,377	219	0
	08/2016	KRW	71,249		61	0	(1)
	08/2016	TWD	78,234		2,409	0	(24)
HUS	10/2016	CNH	47,386		7,282	205	0
JPM	07/2016	AUD	2,622		1,901	0	(55)
	07/2016	BRL	9,780		2,687	0	(358)
	07/2016	GBP	410		592	46	0
	07/2016	$	3,047	BRL	9,780	0	(2)
	07/2016		630	GBP	444	0	(39)
SCX	07/2016	EUR	1,361		$1,544	34	0
	07/2016	$	346	AUD	473	6	0
	07/2016		1,283	JPY	130,769	0	(17)
	08/2016	JPY	130,769		$1,285	17	0
	08/2016	$	1,928	MYR	7,915	56	0
	08/2016		1,938	THB	69,187	29	0
SOG	08/2016	KRW	3,625,517		$3,106	0	(36)
UAG	08/2016	MYR	7,943		1,952	0	(39)

Total Forward Foreign Currency Contracts						$2,363	$(1,173)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC USD versus CNY	CNY	6.570	08/18/2016	$7,296	$155	$131

Total Purchased Options						$155	$131

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus CNY	CNY	6.940	08/18/2016	$7,296	$(89)	$(11)

Total Written Options						$(89)	$(11)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
DUB	AutoZone, Inc.	(1.320)%	09/20/2018	0.133%		$1,100	$0	$(29)	$0	$(29)
FBF	Rohm & Haas Co.	(1.850)	09/20/2017	0.108		3,000	0	(66)	0	(66)

							$0	$(95)	$0	$(95)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2016	0.296%		$2,900	$15	$(10)	$5	$0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.777		2,000	358	(148)	210	0
	New York State General Obligation Bonds, Series 2005	1.850	03/20/2021	0.492		1,900	0	119	119	0
	NRG Energy, Inc.	5.000	06/20/2017	0.845		900	(92)	130	38	0
	Venezuela Government International Bond	5.000	06/20/2020	48.299		3,000	(1,679)	(73)	0	(1,752)
	Venezuela Government International Bond	5.000	09/20/2020	47.650		700	(475)	64	0	(411)
BPS	Freeport-McMoRan, Inc.	1.000	09/20/2020	4.712		100	(17)	3	0	(14)
	Jaguar Land Rover PLC	5.000	03/20/2018	1.944	EUR	4,700	524	(244)	280	0
	Venezuela Government International Bond	5.000	09/20/2020	47.650		$400	(269)	34	0	(235)
BRC	Brazil Government International Bond	1.000	06/20/2017	0.818		2,000	(49)	53	4	0
	China Government International Bond	1.000	09/20/2016	0.296		7,000	36	(23)	13	0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.777		1,900	346	(147)	199	0
	Ford Motor Credit Co. LLC	5.000	12/20/2019	1.036		800	150	(41)	109	0
	Philippines Government International Bond	1.000	06/20/2021	1.133		3,000	(83)	65	0	(18)
	Seagate Technology HDD Holdings	5.000	03/20/2018	0.191		400	27	7	34	0
	Seagate Technology HDD Holdings	5.000	06/20/2018	0.194		300	18	11	29	0
CBK	California State General Obligation Bonds, Series 2003	3.050	12/20/2020	0.829		6,000	0	576	576	0
	California State General Obligation Bonds, Series 2003	2.650	03/20/2021	0.858		1,800	210	(64)	146	0
	Turkey Government International Bond	1.000	03/20/2020	1.907		4,100	(190)	58	0	(132)
	Venezuela Government International Bond	5.000	09/20/2020	47.650		300	(201)	25	0	(176)
DUB	Brazil Government International Bond	1.000	06/20/2017	0.818		1,350	(47)	50	3	0
	Indonesia Government International Bond	1.000	12/20/2018	0.978		2,900	(128)	130	2	0
FBF	Freeport-McMoRan, Inc.	1.000	09/20/2020	4.712		200	(41)	13	0	(28)
	South Africa Government International Bond	1.000	12/20/2020	2.605		1,325	(51)	(38)	0	(89)
	Univision Communications, Inc.	5.000	09/20/2019	2.556		5,800	(638)	1,083	445	0
GST	Anadarko Petroleum Corp.	1.000	06/20/2017	0.643		2,300	(75)	84	9	0
	Brazil Government International Bond	1.000	06/20/2017	0.818		2,650	(65)	70	5	0
	Chesapeake Energy Corp.	5.000	06/20/2019	13.323		100	(6)	(14)	0	(20)
	Colombia Government International Bond	1.000	03/20/2020	1.579		4,200	(146)	59	0	(87)
	Communications Sales & Leasing, Inc.	5.000	12/20/2017	0.950		1,150	63	7	70	0
	Community Health Systems, Inc.	5.000	06/20/2019	4.993		1,000	83	(81)	2	0
	Freeport-McMoRan, Inc.	1.000	09/20/2020	4.712		700	(147)	48	0	(99)
	NRG Energy, Inc.	5.000	06/20/2017	0.845		3,900	(394)	558	164	0
	South Africa Government International Bond	1.000	03/20/2020	2.296		2,000	(123)	31	0	(92)
	Sprint Communications, Inc.	5.000	09/20/2020	8.720		5,000	84	(695)	0	(611)
	Univision Communications, Inc.	5.000	09/20/2019	2.556		650	(72)	122	50	0
	Venezuela Government International Bond	5.000	06/20/2020	48.299		1,300	(819)	60	0	(759)
	Venezuela Government International Bond	5.000	09/20/2020	47.650		700	(464)	53	0	(411)
	Windstream Services LLC	5.000	12/20/2017	1.791		1,150	40	16	56	0
HUS	Colombia Government International Bond	1.000	03/20/2020	1.579		4,000	(127)	45	0	(82)
	South Africa Government International Bond	1.000	09/20/2017	0.927		570	(9)	10	1	0
	Venezuela Government International Bond	5.000	06/20/2020	48.299		1,700	(1,050)	57	0	(993)
JPM	Colombia Government International Bond	1.000	03/20/2020	1.579		5,000	(162)	59	0	(103)
	Freeport-McMoRan, Inc.	1.000	09/20/2020	4.712		400	(65)	9	0	(56)
	Philippines Government International Bond	1.000	06/20/2021	1.133		5,000	(120)	90	0	(30)
	Venezuela Government International Bond	5.000	09/20/2020	47.650		1,100	(734)	88	0	(646)
MYC	Brazil Government International Bond	1.000	06/20/2017	0.818		3,400	(111)	118	7	0
	Chesapeake Energy Corp.	5.000	09/20/2018	12.912		300	(25)	(21)	0	(46)
	Chesapeake Energy Corp.	5.000	03/20/2019	13.210		100	(7)	(12)	0	(19)
	China Government International Bond	1.000	09/20/2016	0.296		5,000	25	(15)	10	0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.777		1,400	252	(105)	147	0
	France Government International Bond	0.250	09/20/2016	0.088		1,100	(52)	52	0	0
	Freeport-McMoRan, Inc.	1.000	09/20/2020	4.712		100	(16)	2	0	(14)
	New York State General Obligation Bonds, Series 2005	1.950	12/20/2020	0.461		6,000	0	391	391	0
	South Africa Government International Bond	1.000	12/20/2020	2.605		2,760	(90)	(95)	0	(185)
	Volkswagen International Finance NV	1.000	12/20/2020	1.197	EUR	300	(22)	19	0	(3)
NGF	Saudi Arabia Government International Bond	1.000	06/20/2021	1.727		$1,000	(26)	(8)	0	(34)
UAG	Brazil Government International Bond	1.000	06/20/2017	0.818		6,775	(129)	143	14	0

							$(6,785)	$2,778	$3,138	$(7,145)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	CDX.EM-17 5-Year Index	5.000%	06/20/2017	$8,190	$952	$(869)	$83	$0
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000	12/20/2017	1,710	213	(182)	31	0
CBK	MCDX-26 5-Year Index	1.000	06/20/2021	2,500	7	0	7	0
GST	MCDX-26 5-Year Index	1.000	06/20/2021	1,100	3	0	3	0

					$1,175	$(1,051)	$124	$0

Total Swap Agreements					$(5,610)	$1,632	$3,262	$(7,240)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Securities with an aggregate market value of $4,288 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$19,296	$4,422	$23,718
Corporate Bonds & Notes
Banking & Finance	0	76,288	1,335	77,623
Industrials	0	62,646	0	62,646
Utilities	0	28,109	2,726	30,835
Municipal Bonds & Notes
Illinois	0	211	0	211
Texas	0	1,856	0	1,856
U.S. Government Agencies	0	29,584	0	29,584
Non-Agency Mortgage-Backed Securities	0	29,267	0	29,267
Asset-Backed Securities	6,000	8,747	851	15,598
Sovereign Issues	0	25,069	0	25,069
Preferred Securities
Banking & Finance	0	251	0	251
Short-Term Instruments
Repurchase Agreements	0	1,141	0	1,141
U.S. Treasury Bills	0	6,698	0	6,698
	$6,000	$289,163	$9,334	$304,497

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$35,749	$0	$0	$35,749

Total Investments	$41,749	$289,163	$9,334	$340,246

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,834)	$0	$(2,834)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	22	208	0	230
Over the counter	0	5,756	0	5,756
	$22	$5,964	$0	$5,986

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(69)	(62)	0	(131)
Over the counter	0	(8,424)	0	(8,424)

	$(69)	$(8,486)	$0	$(8,555)

Totals	$41,702	$283,807	$9,334	$334,843

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$4,169	$0	$(75)	$0	$0	$328	$0	$0	$4,422	$357
Corporate Bonds & Notes
Banking & Finance	1,231	0	(9)	1	0	112	0	0	1,335	111
Utilities	2,679	0	0	0	0	47	0	0	2,726	46
Asset-Backed Securities	0	0	0	0	0	0	851	0	851	0
Common Stocks	0	0	0	0	0	0	0	0	0	0

Totals	$8,079	$0	$(84)	$1	$0	$487	$851	$0	$9,334	$514

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$615	Other Valuation Techniques (2)	—	—
	3,807	Proxy Pricing	Base Price	99.00
Corporate Bonds & Notes
Banking & Finance	1,335	Reference Instrument	Spread movement	324.53 bps
Utilities	2,726	Proxy Pricing	Base Price	102.13
Asset-Backed Securities	851	Third Party Vendor	Broker Quote	104.00

Total	$9,334

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.6%
AUSTRALIA 1.3%
CORPORATE BONDS & NOTES 0.5%
Australia & New Zealand Banking Group Ltd.
6.750% due 06/15/2026 (f)		$1,400	$1,448
National Australia Bank Ltd.
2.250% due 03/16/2021		3,000	3,085
Westpac Banking Corp.
1.250% due 12/15/2017		22,700	22,769
1.850% due 11/26/2018		10,100	10,241

			37,543

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Puma SE
2.750% due 05/13/2045	AUD	6,328	4,695

SOVEREIGN ISSUES 0.7%
New South Wales Treasury Corp.
2.750% due 11/20/2025		8,582	7,636
New South Wales Treasury Corp.
4.000% due 05/20/2026		14,700	12,699
6.000% due 03/01/2022		15,600	14,196
Queensland Treasury Corp.
4.250% due 07/21/2023		20,100	16,963

			51,494

Total Australia (Cost $101,912)			93,732

BELGIUM 0.1%
CORPORATE BONDS & NOTES 0.1%
KBC Bank NV
8.000% due 01/25/2023		$4,600	4,887

Total Belgium (Cost $4,894)			4,887

BRAZIL 0.9%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
3.536% due 03/17/2020		$12,700	11,239
4.375% due 05/20/2023		2,100	1,711
7.875% due 03/15/2019		2,300	2,381
8.375% due 05/23/2021		22,700	23,483

			38,814

SOVEREIGN ISSUES 0.4%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (d)	BRL	100,200	30,146

Total Brazil (Cost $65,625)			68,960

CANADA 6.4%
CORPORATE BONDS & NOTES 0.9%
Agrium, Inc.
6.750% due 01/15/2019		$4,000	4,453
Bank of Nova Scotia
1.875% due 04/26/2021		33,900	34,194
Royal Bank of Canada
2.200% due 09/23/2019		4,300	4,416
2.300% due 03/22/2021		22,000	22,635

			65,698

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
1.041% due 06/01/2020	CAD	10,363	7,944
1.241% due 07/01/2020		26,453	20,383
1.241% due 08/01/2020		9,761	7,519

			35,846

SOVEREIGN ISSUES 5.0%
Canada Government International Bond
1.500% due 12/01/2044 (e)		10,321	10,587
Province of Alberta
1.250% due 06/01/2020		35,000	27,214
2.350% due 06/01/2025		33,600	26,860
Province of British Columbia
4.300% due 06/18/2042		3,000	3,021
Province of Ontario
2.100% due 09/08/2018		13,400	10,651
2.450% due 06/29/2022		$6,200	6,494
2.600% due 06/02/2025	CAD	241,000	198,351
3.150% due 06/02/2022		3,400	2,895
3.450% due 06/02/2045		12,500	11,024
3.500% due 06/02/2024		50,000	43,891
Province of Quebec
3.000% due 09/01/2023		19,200	16,276
3.500% due 12/01/2022		6,500	5,649
4.250% due 12/01/2021		8,800	7,851
5.000% due 12/01/2038		8,100	8,564
6.000% due 10/01/2029		3,200	3,483

			382,811

Total Canada (Cost $475,449)			484,355

CAYMAN ISLANDS 0.5%
ASSET-BACKED SECURITIES 0.5%
CIFC Funding Ltd.
1.459% due 08/14/2024		$16,600	16,624
Dryden Senior Loan Fund
1.798% due 01/15/2022		12,672	12,640
Hillmark Funding Ltd.
0.904% due 05/21/2021		3,367	3,324
Mountain View Funding CLO Ltd.
0.888% due 04/15/2019		455	456
Symphony CLO LP
1.729% due 01/09/2023		7,935	7,910

Total Cayman Islands (Cost $40,900)			40,954

CHINA 0.4%
CORPORATE BONDS & NOTES 0.4%
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		$28,100	28,202

SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	4,388	709
China Government International Bond
3.380% due 05/23/2023		4,600	717
4.080% due 08/22/2023		4,600	748

			2,174

Total China (Cost $30,233)			30,376

CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.360% due 10/27/2016	CZK	113,400	4,656

Total Czech Republic (Cost $4,688)			4,656

DENMARK 5.8%
CORPORATE BONDS & NOTES 5.8%
BRFkredit A/S
2.500% due 10/01/2047	DKK	23,500	3,525
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2037		18,800	2,894
2.500% due 10/01/2047		102,511	15,384
3.000% due 10/01/2047		79,900	12,260
Nykredit Realkredit A/S
1.000% due 07/01/2016		610,400	91,044
1.000% due 10/01/2016		185,100	27,738
2.000% due 10/01/2037		93,000	13,974

2.500% due 10/01/2037		244,307	37,565
2.500% due 10/01/2047		559,945	84,281
3.000% due 10/01/2047		320,662	49,253
Realkredit Danmark A/S
1.000% due 04/01/2017		171,400	25,830
2.000% due 04/01/2017		221,500	33,629
2.000% due 10/01/2037		54,731	8,215
2.500% due 10/01/2037		60,738	9,357
2.500% due 10/01/2047		100,435	15,110
3.000% due 10/01/2047		78,500	12,020

Total Denmark (Cost $436,395)			442,079

FRANCE 4.5%
CORPORATE BONDS & NOTES 0.9%
BNP Paribas S.A.
7.625% due 03/30/2021 (f)		$4,000	4,010
BPCE S.A.
4.625% due 07/11/2024		9,800	9,842
Dexia Credit Local S.A.
1.012% due 11/07/2016		1,500	1,500
1.242% due 03/23/2018		14,700	14,726
1.875% due 03/28/2019		32,000	32,380
1.875% due 01/29/2020		5,500	5,550

			68,008

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Infinity SoPRANo
0.018% due 11/05/2019	EUR	1,239	1,326

SOVEREIGN ISSUES 3.6%
France Government International Bond
2.500% due 05/25/2030 (i)		3,700	5,258
3.250% due 05/25/2045 (i)		57,100	100,603
4.000% due 10/25/2038		12,900	23,853
4.500% due 04/25/2041 (i)		70,000	142,144
4.750% due 04/25/2035		600	1,154

			273,012

Total France (Cost $298,369)			342,346

GERMANY 1.5%
CORPORATE BONDS & NOTES 0.6%
KFW
5.000% due 03/19/2024	AUD	1,578	1,378
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		5,210	4,290
4.750% due 03/12/2019	NZD	20,900	15,736
5.375% due 04/23/2024		15,000	12,255
5.500% due 03/29/2022	AUD	15,800	13,731

			47,390

SOVEREIGN ISSUES 0.9%
Republic of Germany
4.000% due 01/04/2037 (i)	EUR	19,800	38,772
4.250% due 07/04/2039		15,850	33,337

			72,109

Total Germany (Cost $111,825)			119,499

GREECE 0.3%
CORPORATE BONDS & NOTES 0.1%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,700	5,001
5.014% due 12/27/2017		3,000	3,150

			8,151

SOVEREIGN ISSUES 0.2%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		7,600	8,381
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	472,000	4,325
4.500% due 07/03/2017		530,000	4,857

5.000% due 08/22/2016		40,000	386

			17,949

Total Greece (Cost $24,605)			26,100

GUERNSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$16,800	16,792
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		20,100	20,201

Total Guernsey, Channel Islands (Cost $36,986)			36,993

IRELAND 0.8%
ASSET-BACKED SECURITIES 0.0%
Cordatus CLO PLC
0.152% due 01/30/2024	EUR	227	249
Mercator CLO PLC
0.048% due 02/18/2024		29	32

			281

CORPORATE BONDS & NOTES 0.2%
Depfa ACS Bank
3.875% due 11/14/2016		14,000	15,760
5.750% due 03/28/2017		$2,500	2,575

			18,335

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Deco Series
1.200% due 04/27/2027	EUR	4,420	4,852
Emerald Mortgages PLC
0.001% due 07/15/2048		452	473
German Residential Funding Ltd.
0.892% due 08/27/2024		270	302

			5,627

SOVEREIGN ISSUES 0.5%
Ireland Government International Bond
5.400% due 03/13/2025		22,200	34,957

Total Ireland (Cost $59,869)			59,200

ITALY 5.8%
CORPORATE BONDS & NOTES 0.7%
Banca Carige SpA
3.750% due 11/25/2016	EUR	3,200	3,596
3.875% due 10/24/2018		25,900	30,780
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2054		2,000	2,239
Intesa Sanpaolo SpA
5.017% due 06/26/2024		$9,100	8,377
5.710% due 01/15/2026		6,200	5,892
6.500% due 02/24/2021		5,000	5,696

			56,580

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Apulia Mortgages Finance SRL
0.540% due 06/20/2058	EUR	1,944	2,134
Berica ABS SRL
0.019% due 12/31/2055		828	914
Casa D’este Finance SRL
0.087% due 09/15/2040		6,735	7,366
Claris Finance SRL
0.208% due 10/31/2060		7,867	8,693
Creso SRL
0.419% due 12/30/2060		4,240	4,663
Deco Gondola SRL
1.192% due 02/22/2026		1,708	1,887
Giovecca Mortgages SRL
0.351% due 04/23/2048		4,827	5,347
Marche Mutui SRL
0.175% due 02/25/2055		2,997	3,276
2.001% due 01/27/2064		5,801	6,466

			40,746

SOVEREIGN ISSUES 4.6%
Italy Buoni Poliennali Del Tesoro
0.450% due 06/01/2021		61,100	68,136
1.600% due 06/01/2026		26,600	30,243
2.150% due 11/12/2017 (e)		14,810	16,930
2.700% due 03/01/2047		32,100	38,356
3.250% due 09/01/2046		3,800	5,073
4.000% due 02/01/2037 (i)		55,000	81,031
4.750% due 09/01/2044 (i)		33,900	56,718
5.000% due 09/01/2040		24,900	41,956
Italy Government International Bond
6.000% due 08/04/2028	GBP	9,500	16,047

			354,490

Total Italy (Cost $461,231)			451,816

JAPAN 14.4%
CORPORATE BONDS & NOTES 0.6%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$1,800	1,810
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		5,000	5,182
Sumitomo Mitsui Financial Group, Inc.
2.337% due 03/09/2021		38,600	39,418

			46,410

SOVEREIGN ISSUES 13.8%
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		31,600	32,148
Japan Government International Bond
0.400% due 03/20/2036	JPY	11,160,000	115,228
1.400% due 09/20/2034		28,360,000	344,036
1.700% due 09/20/2032		40,530,000	505,172
1.700% due 09/20/2044		3,070,000	42,723
Tokyo Metropolitan Government
2.000% due 05/17/2021		$16,000	16,223

			1,055,530

Total Japan (Cost $877,821)			1,101,940

JERSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		$1,300	1,323
3.000% due 04/15/2021		21,500	21,956
4.125% due 04/15/2026		5,800	6,052

Total Jersey, Channel Islands (Cost $28,569)			29,331

LUXEMBOURG 0.0%
ASSET-BACKED SECURITIES 0.0%
Penta CLO S.A.
0.067% due 06/04/2024	EUR	608	670

CORPORATE BONDS & NOTES 0.0%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018		2,600	3,104

Total Luxembourg (Cost $3,716)			3,774

NETHERLANDS 0.9%
ASSET-BACKED SECURITIES 0.3%
Cadogan Square CLO BV
0.177% due 01/17/2023	EUR	505	556
Chapel BV
0.109% due 07/17/2066		8,508	8,728
0.402% due 11/17/2064		4,266	4,463
Halcyon Structured Asset Management European CLO BV
0.175% due 01/25/2023		656	728
Highlander Euro CDO BV
0.069% due 05/01/2023		142	155

Neptuno CLO BV
0.087% due 05/24/2023		1,594	1,739
Panther CDO BV
0.148% due 10/15/2084		4,429	4,815

			21,184

CORPORATE BONDS & NOTES 0.6%
Bank Nederlandse Gemeenten NV
1.250% due 06/25/2018		$5,000	5,031
4.750% due 03/06/2023	AUD	11,010	9,262
6.750% due 03/02/2018		4,600	3,691
Cooperatieve Rabobank UA
8.375% due 07/26/2016 (f)		$6,150	6,184
8.400% due 06/29/2017 (f)		8,150	8,547
E.ON International Finance BV
6.000% due 10/30/2019	GBP	1,400	2,119
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		$13,000	13,179

			48,013

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL BV
0.749% due 07/17/2041	EUR	1,200	1,067

Total Netherlands (Cost $70,951)			70,264

NORWAY 0.2%
CORPORATE BONDS & NOTES 0.1%
DNB Bank ASA
2.375% due 06/02/2021		$8,400	8,534
Eksportfinans ASA
5.500% due 06/26/2017		1,000	1,036

			9,570

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	55,000	7,568

Total Norway (Cost $17,565)			17,138

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
4.000% due 10/25/2023	PLN	1,450	402

Total Poland (Cost $446)			402

PORTUGAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	20,700	6,317
4.750% due 01/15/2018 ^		3,400	1,038
Novo Banco S.A.
5.000% due 05/21/2019		4,400	3,604
5.000% due 05/23/2019		1,080	884

Total Portugal (Cost $33,904)			11,843

QATAR 0.1%
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.625% due 06/02/2046		$7,200	7,859

Total Qatar (Cost $7,028)			7,859

SLOVENIA 3.9%
SOVEREIGN ISSUES 3.9%
Slovenia Government International Bond
3.500% due 03/23/2017	EUR	1,494	1,672
4.125% due 02/18/2019		$19,100	20,130
4.700% due 11/01/2016	EUR	109,450	123,326
4.750% due 05/10/2018		$10,800	11,380
5.250% due 02/18/2024		70,300	79,368
5.500% due 10/26/2022		25,500	29,008
5.850% due 05/10/2023		27,650	32,150

Total Slovenia (Cost $303,487)			297,034

SPAIN 2.5%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
TDA CAM Fondo de Titulizacion de Activos
0.015% due 09/22/2032	EUR	681	747
0.073% due 10/26/2032		3,342	3,643
TDA Mixto Fondo de Titulizacion de Activos
0.021% due 12/27/2030		1,282	1,403

			5,793

SOVEREIGN ISSUES 2.4%
Autonomous Community of Catalonia
4.300% due 11/15/2016		25,900	28,964
4.750% due 06/04/2018		12,000	13,590
4.801% due 07/31/2020		8,000	9,289
4.950% due 02/11/2020 (i)		1,100	1,279
Autonomous Community of Madrid
4.125% due 05/21/2024		17,800	24,065
4.300% due 09/15/2026		2,400	3,345
Instituto de Credito Oficial
5.000% due 11/14/2016		$900	911
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	2,500	3,241
Spain Government International Bond
2.900% due 10/31/2046 (i)		55,710	69,636
4.200% due 01/31/2037		6,500	9,903
4.900% due 07/30/2040		10,200	17,227
5.250% due 04/06/2029	GBP	900	1,441
Xunta de Galicia
6.964% due 12/28/2017	EUR	700	858

			183,749

Total Spain (Cost $182,720)			189,542

SUPRANATIONAL 1.3%
CORPORATE BONDS & NOTES 1.3%
African Development Bank
5.250% due 03/23/2022	AUD	200	170
Asian Development Bank
0.500% due 03/24/2020		7,300	5,076
Council of Europe Development Bank
6.000% due 10/08/2020		8,300	7,070
EUROFIMA
6.250% due 12/28/2018		50,055	40,829
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,069
0.500% due 12/21/2023		500	311
European Investment Bank
0.500% due 06/21/2023		13,600	8,617
0.500% due 08/10/2023		20,700	12,930
6.250% due 06/08/2021		6,200	5,425
Inter-American Development Bank
1.875% due 03/15/2021		$18,800	19,333
Nordic Investment Bank
5.000% due 04/19/2022	AUD	500	425

Total Supranational (Cost $118,602)			101,255

SWEDEN 0.5%
CORPORATE BONDS & NOTES 0.5%
Stadshypotek AB
2.500% due 09/18/2019	SEK	98,000	12,579
Svenska Handelsbanken AB
1.781% due 03/30/2021		$18,650	18,844
Swedbank AB
2.200% due 03/04/2020		10,100	10,263

Total Sweden (Cost $41,485)			41,686

SWITZERLAND 0.7%
CORPORATE BONDS & NOTES 0.5%
Credit Suisse AG
6.500% due 08/08/2023		$4,414	4,636
UBS AG
4.750% due 05/22/2023		5,239	5,370

5.125% due 05/15/2024		4,200	4,289
7.250% due 02/22/2022		24,500	25,174

			39,469

SOVEREIGN ISSUES 0.2%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	7,550	12,787

Total Switzerland (Cost $50,975)			52,256

UNITED KINGDOM 8.8%
CORPORATE BONDS & NOTES 2.8%
Barclays Bank PLC
2.250% due 05/10/2017		$6,000	6,067
7.625% due 11/21/2022		22,914	24,704
7.750% due 04/10/2023		10,951	11,321
9.000% due 10/11/2023 (f)	GBP	5,123	8,090
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	4,400	4,346
8.000% due 12/15/2020 (f)		1,200	1,248
HSBC Holdings PLC
2.901% due 03/08/2021		$26,000	26,659
5.100% due 04/05/2021		13,100	14,465
6.000% due 09/29/2023 (f)	EUR	12,800	13,696
Lloyds Bank PLC
2.050% due 01/22/2019		$11,400	11,375
7.625% due 04/22/2025	GBP	1,000	1,626
12.000% due 12/16/2024 (f)		$11,300	15,439
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	13,188	16,637
7.875% due 06/27/2029 (f)		1,000	1,263
Nationwide Building Society
10.250% due (f)		20	3,297
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		$2,200	2,029
Royal Bank of Scotland PLC
9.500% due 03/16/2022		6,100	6,358
13.125% due 03/19/2022	AUD	1,500	1,183
Santander UK Group Holdings PLC
2.875% due 10/16/2020		$15,000	14,914
3.125% due 01/08/2021		4,000	4,014
Tesco PLC
5.000% due 03/24/2023	GBP	700	963
6.125% due 02/24/2022		8,399	12,246
Tesco Property Finance PLC
5.411% due 07/13/2044		9,906	12,053
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		2,800	3,504

			217,497

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Business Mortgage Finance PLC
0.971% due 02/15/2039		694	895
2.591% due 02/15/2041		8,589	11,024
Darrowby PLC
2.289% due 02/20/2044		8,325	11,138
EuroMASTR PLC
0.772% due 06/15/2040		190	223
Eurosail PLC
0.015% due 12/15/2044	EUR	7,714	6,771
0.035% due 03/13/2045		334	355
0.044% due 12/10/2044		4,437	4,728
0.735% due 06/10/2044	GBP	8,369	10,714
0.735% due 03/13/2045		56	70
0.874% due 06/13/2045		787	1,037
Gemgarto
3.541% due 05/14/2045		39	53
Great Hall Mortgages PLC
0.017% due 06/18/2038	EUR	31	32
0.433% due 03/18/2039		2,057	2,148
0.726% due 06/18/2039	GBP	47	57
0.777% due 06/18/2039		$1,751	1,592
Hercules Eclipse PLC
0.831% due 10/25/2018	GBP	276	362
Landmark Mortgage Securities PLC
0.799% due 06/17/2038		42	53
Leek Finance PLC
0.904% due 09/21/2038		$5,709	6,085
Ludgate Funding PLC
0.028% due 01/01/2061	EUR	245	240
Mansard Mortgages PLC
1.222% due 12/15/2049	GBP	11,833	14,753

Money Partners Securities PLC
0.952% due 03/15/2040		697	853
Newgate Funding PLC
0.108% due 12/01/2050	EUR	5,379	4,722
0.337% due 12/15/2050		10,171	10,317
0.760% due 12/01/2050	GBP	89	106
0.772% due 12/15/2050		4,676	5,147
0.987% due 12/15/2050	EUR	2,112	2,016
1.237% due 12/15/2050		3,464	2,950
1.572% due 12/15/2050	GBP	4,646	5,492
1.822% due 12/15/2050		2,619	2,901
Paragon Mortgages PLC
0.057% due 06/15/2041	EUR	300	293
0.102% due 05/15/2041		322	319
0.951% due 05/15/2041	GBP	32	38
Preferred Residential Securities PLC
1.322% due 12/15/2042		36	41
ResLoC UK PLC
0.732% due 12/15/2043		879	1,030
0.792% due 12/15/2043		1,513	1,662
RMAC Securities PLC
0.011% due 06/12/2044	EUR	154	137
0.724% due 06/12/2044	GBP	2,759	3,263
0.744% due 06/12/2044		7,467	8,822
0.806% due 06/12/2044		$385	339
Silk Road Finance PLC
1.938% due 06/21/2055	GBP	31	42
Tenterden Funding PLC
2.088% due 03/21/2044		2,777	3,715
Thrones PLC
2.088% due 07/20/2044		2,476	3,257
Uropa Securities PLC
0.008% due 10/10/2040	EUR	78	86

			129,878

SOVEREIGN ISSUES 4.3%
United Kingdom Gilt
3.250% due 01/22/2044 (i)	GBP	71,000	125,663
3.500% due 01/22/2045		64,700	120,257
4.250% due 12/07/2040 (i)		40,600	81,527

			327,447

Total United Kingdom (Cost $675,265)			674,822

UNITED STATES 32.2%
ASSET-BACKED SECURITIES 6.4%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$243	233
ACE Securities Corp. Home Equity Loan Trust
0.843% due 02/25/2036		20,000	7,239
1.133% due 09/25/2035		7,059	5,651
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.923% due 10/25/2035		2,300	2,279
Amortizing Residential Collateral Trust
1.033% due 07/25/2032		44	42
Amresco Residential Securities Corp. Mortgage Loan Trust
0.923% due 06/25/2029		221	207
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.273% due 02/25/2034		552	499
Asset-Backed Funding Certificates Trust
0.583% due 01/25/2037		7,147	4,719
Asset-Backed Securities Corp. Home Equity Loan Trust
1.548% due 02/25/2035		9,804	8,047
1.792% due 04/15/2033		1,479	1,438
Bear Stearns Asset-Backed Securities Trust
0.673% due 03/25/2037		10,983	7,691
1.113% due 10/25/2032		24	22
1.253% due 10/27/2032		48	44
1.453% due 10/25/2037		72	67
BNC Mortgage Loan Trust
0.553% due 05/25/2037		482	473
Citigroup Mortgage Loan Trust, Inc.
0.513% due 07/25/2045		439	307
0.603% due 12/25/2036		9,386	5,182
0.613% due 12/25/2036		4,862	3,134
0.623% due 05/25/2037		10,000	9,249
0.633% due 01/25/2037		10,032	6,520
0.713% due 03/25/2036		10,900	8,666
0.713% due 03/25/2037		4,494	3,457
0.713% due 06/25/2037		3,726	2,541
0.753% due 08/25/2036		16,899	10,881
4.581% due 10/25/2037		3,190	2,972

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	21	21
Countrywide Asset-Backed Certificates
0.583% due 12/25/2036 ^	2,188	1,982
0.593% due 05/25/2035	7,095	5,747
0.593% due 06/25/2035	10,150	7,356
0.593% due 08/25/2037	7,667	5,698
0.593% due 06/25/2047 ^	1,662	1,196
0.613% due 05/25/2036	8,664	5,870
0.623% due 06/25/2047	4,480	4,176
0.653% due 06/25/2047	10,496	7,164
0.693% due 03/25/2036	3,032	2,074
0.743% due 07/25/2036	8,500	7,680
0.773% due 05/25/2047	19,170	6,536
0.793% due 12/25/2036 ^	621	305
1.103% due 01/25/2036	4,900	3,453
1.428% due 06/25/2035	183	181
5.329% due 08/25/2035 ^	3,103	2,509
Countrywide Asset-Backed Certificates Trust
0.603% due 03/25/2047	1,171	1,010
1.053% due 08/25/2035	226	224
1.123% due 10/25/2035	12,200	10,282
1.703% due 07/25/2035	18,080	13,567
2.028% due 12/25/2034	10,071	8,346
4.740% due 10/25/2035	259	266
Credit Suisse First Boston Mortgage Securities Corp.
1.073% due 01/25/2032	53	46
Credit-Based Asset Servicing and Securitization LLC
0.513% due 11/25/2036	5	3
First Alliance Mortgage Loan Trust
0.438% due 12/20/2027	6	5
First Franklin Mortgage Loan Trust
1.353% due 03/25/2034	1,965	1,829
Fremont Home Loan Trust
0.603% due 10/25/2036	9,282	4,545
0.723% due 02/25/2036	7,522	4,977
GSAA Trust
0.633% due 03/25/2036	12,492	7,318
5.995% due 03/25/2046 ^	1,780	1,240
Home Equity Asset Trust
1.053% due 11/25/2032	2	2
HSI Asset Securitization Corp. Trust
0.713% due 04/25/2037	10,823	6,306
0.863% due 01/25/2036	4,500	3,122
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.623% due 04/25/2037	7,038	4,347
0.693% due 04/25/2037	13,090	8,365
JPMorgan Mortgage Acquisition Trust
0.563% due 08/25/2036	118	59
0.588% due 07/25/2036	5,659	3,959
0.723% due 08/25/2036	9,100	6,147
Long Beach Mortgage Loan Trust
0.603% due 05/25/2036	29,564	15,837
0.713% due 08/25/2045	3,485	2,714
1.013% due 10/25/2034	12	12
1.278% due 06/25/2035	646	643
MASTR Asset-Backed Securities Trust
0.553% due 08/25/2036	9,008	3,998
0.603% due 03/25/2036	1,225	764
0.603% due 10/25/2036	15,281	6,582
0.673% due 10/25/2036	4,547	1,989
0.943% due 10/25/2035	10,803	7,993
Merrill Lynch Mortgage Investors Trust
0.533% due 09/25/2037	41	16
0.573% due 02/25/2037	63	28
0.933% due 05/25/2036	1,240	1,140
MESA Trust
1.253% due 12/25/2031	156	145
Morgan Stanley ABS Capital, Inc. Trust
0.583% due 10/25/2036	1,422	1,106
0.593% due 05/25/2037	5,658	3,807
0.603% due 11/25/2036	15,701	9,236
0.693% due 06/25/2036	7,047	4,611
Morgan Stanley Home Equity Loan Trust
0.623% due 04/25/2037	16,095	9,715
0.683% due 04/25/2037	11,849	7,216
0.803% due 04/25/2037	1,705	1,056
Morgan Stanley Mortgage Loan Trust
0.523% due 01/25/2047 ^	2	2
5.919% due 09/25/2046 ^	1,968	980
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.743% due 03/25/2036	5,923	4,456
NovaStar Mortgage Funding Trust
0.583% due 03/25/2037	28,505	18,375
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.733% due 12/25/2035	2,238	1,957

Option One Mortgage Loan Trust
0.593% due 02/25/2037		20,728	11,791
0.643% due 01/25/2036		482	471
1.233% due 02/25/2035		7,954	6,263
RAAC Trust
0.946% due 02/25/2037		8,000	5,656
Renaissance Home Equity Loan Trust
0.953% due 12/25/2033		70	65
5.294% due 01/25/2037		15,008	7,907
5.675% due 06/25/2037 ^		16,777	7,818
5.731% due 11/25/2036		33,390	18,841
Residential Asset Mortgage Products Trust
0.666% due 12/25/2035		4,693	3,583
0.753% due 03/25/2036		4,818	4,335
0.813% due 02/25/2036		3,075	2,150
1.013% due 06/25/2032		62	59
Residential Asset Securities Corp. Trust
0.613% due 07/25/2036		512	503
0.953% due 07/25/2032 ^		121	107
1.293% due 09/25/2034		1,367	1,175
Saxon Asset Securities Trust
2.203% due 12/25/2037		7,629	6,097
2.253% due 05/25/2031		1,157	1,005
Securitized Asset-Backed Receivables LLC Trust
0.583% due 05/25/2037 ^		376	248
0.623% due 08/25/2036		804	339
Soundview Home Loan Trust
0.513% due 11/25/2036		46	18
0.613% due 10/25/2036		6,847	6,152
0.703% due 11/25/2036		15,000	10,052
0.723% due 12/25/2036		14,457	10,208
0.733% due 05/25/2036		7,215	5,826
Specialty Underwriting & Residential Finance Trust
0.803% due 09/25/2036		704	701
Structured Asset Securities Corp. Mortgage Loan Trust
0.613% due 03/25/2036		3,735	3,038
0.673% due 12/25/2036		19,167	11,164
0.683% due 05/25/2047		5,200	4,075
WaMu Asset-Backed Certificates Trust
0.743% due 05/25/2047		8,429	5,627
Wells Fargo Home Equity Asset-Backed Securities Trust
0.683% due 01/25/2037		21,575	14,228

			493,353

BANK LOAN OBLIGATIONS 0.2%
Charter Communications Operating LLC
3.250% - 3.500% due 08/24/2021		3,292	3,285
3.500% due 01/24/2023		10,474	10,490
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		400	401

			14,176

CORPORATE BONDS & NOTES 3.6%
Aetna, Inc.
2.400% due 06/15/2021		4,700	4,809
2.800% due 06/15/2023		6,000	6,143
Ally Financial, Inc.
2.500% due 03/15/2017 (g)		6,000	5,918
2.750% due 01/30/2017		600	605
3.250% due 09/29/2017		1,582	1,594
3.500% due 07/18/2016		3,600	3,604
3.600% due 05/21/2018		4,600	4,623
5.500% due 02/15/2017		1,300	1,321
American International Group, Inc.
1.500% due 06/08/2023	EUR	3,500	3,910
3.900% due 04/01/2026		$8,400	8,678
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		6,900	7,158
3.300% due 02/01/2023		6,600	6,954
Aviation Capital Group Corp.
7.125% due 10/15/2020		1,100	1,250
Charter Communications Operating LLC
3.579% due 07/23/2020		400	419
4.464% due 07/23/2022		11,550	12,452
4.908% due 07/23/2025		2,700	2,948
6.384% due 10/23/2035		4,096	4,867
CIT Group, Inc.
5.500% due 02/15/2019		1,000	1,049
Citigroup, Inc.
1.587% due 06/07/2019		12,400	12,426
2.050% due 06/07/2019		5,000	5,041
5.950% due 05/15/2025 (f)		18,000	17,617
6.125% due 11/15/2020 (f)		5,400	5,488

Ford Motor Credit Co. LLC
1.500% due 01/17/2017		1,000	1,001
1.569% due 01/09/2018		2,600	2,600
3.000% due 06/12/2017		4,000	4,058
3.200% due 01/15/2021		700	722
5.875% due 08/02/2021		2,756	3,165
8.000% due 12/15/2016		900	927
International Lease Finance Corp.
6.750% due 09/01/2016		7,100	7,138
8.750% due 03/15/2017		1,200	1,255
JPMorgan Chase & Co.
2.550% due 10/29/2020		39,500	40,385
2.550% due 03/01/2021		2,200	2,246
Kinder Morgan, Inc.
5.000% due 02/15/2021		1,600	1,688
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		7,000	499
Metropolitan Life Global Funding
2.000% due 04/14/2020		9,000	9,103
MGM Resorts International
7.625% due 01/15/2017		600	620
Oracle Corp.
1.900% due 09/15/2021 (b)		4,700	4,722
2.400% due 09/15/2023 (b)		14,400	14,482
Pricoa Global Funding
2.200% due 06/03/2021		11,900	12,084
SLM Student Loan Trust
1.124% due 03/15/2038	GBP	3,923	4,328
Southern Co.
2.350% due 07/01/2021		$18,900	19,294
Sovran Acquisition LP
3.500% due 07/01/2026		4,400	4,451
Springleaf Finance Corp.
6.900% due 12/15/2017		2,400	2,493
8.250% due 12/15/2020		3,200	3,216
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		18,556	19,049

			278,400

MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041		100	155
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030		1,600	1,941
7.950% due 03/01/2036		900	1,094
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		810	826
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		1,000	1,410
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021		600	681
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044		2,400	3,453

			9,560

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
Adjustable Rate Mortgage Trust
3.110% due 09/25/2035		359	298
American Home Mortgage Assets Trust
0.643% due 05/25/2046 ^		428	312
Banc of America Alternative Loan Trust
6.000% due 09/25/2034		6,474	6,228
6.500% due 04/25/2036 ^		5,368	4,488
Banc of America Commercial Mortgage Trust
5.723% due 06/10/2049		1,367	1,390
Banc of America Funding Trust
0.728% due 06/20/2047		2,000	1,428
2.854% due 02/20/2036		3,069	3,013
3.017% due 01/20/2047 ^		267	225
3.024% due 11/20/2034		705	668
3.070% due 03/20/2036		236	218
3.144% due 10/20/2046 ^		74	55
5.500% due 01/25/2036		377	383
6.000% due 03/25/2037 ^		541	479
Banc of America Mortgage Trust
2.872% due 09/25/2035 ^		79	73
2.981% due 04/25/2035		530	490
3.246% due 06/25/2035		572	553
BCAP LLC Trust
1.150% due 01/26/2047		860	767
2.729% due 02/26/2036		328	327
5.250% due 02/26/2036		1,253	1,097
5.250% due 04/26/2037		2,997	2,753
5.250% due 08/26/2037		1,225	1,267

Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 10/25/2033	189	190
2.843% due 01/25/2035	697	686
2.924% due 03/25/2035	280	283
2.930% due 10/25/2035	74	74
2.973% due 05/25/2034	202	189
3.040% due 02/25/2034	38	37
3.115% due 05/25/2034	368	356
3.254% due 11/25/2034	8	8
3.259% due 07/25/2034	336	330
Bear Stearns ALT-A Trust
2.732% due 01/25/2036 ^	379	312
2.860% due 08/25/2036 ^	1,063	678
2.898% due 08/25/2036 ^	303	225
2.902% due 09/25/2035	5,634	4,733
3.000% due 11/25/2035 ^	115	85
3.062% due 08/25/2036 ^	2,021	1,494
3.877% due 11/25/2036 ^	598	455
Bear Stearns Structured Products, Inc. Trust
2.690% due 12/26/2046	84	62
Chase Mortgage Finance Trust
2.888% due 02/25/2037	737	741
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.913% due 05/25/2036	1,683	1,478
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	155	147
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035	584	583
2.449% due 03/25/2037 ^	1,253	877
2.704% due 07/25/2046 ^	1,570	1,413
2.861% due 08/25/2035	87	86
3.028% due 09/25/2037 ^	1,579	1,442
3.040% due 05/25/2035	165	162
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.603% due 09/25/2035 ^	4,566	3,929
Commercial Mortgage Trust
0.671% due 03/10/2046 (a)	13,000	451
1.734% due 07/10/2046 (a)	11,884	257
1.866% due 01/10/2046 (a)	9,492	594
2.132% due 07/10/2046 (a)	7,451	487
Countrywide Alternative Loan Trust
0.593% due 04/25/2047	1,415	1,188
0.623% due 01/25/2037 ^	422	349
0.628% due 02/20/2047 ^	452	286
0.638% due 09/20/2046	8,543	5,636
0.643% due 09/25/2046 ^	1,157	882
0.658% due 03/20/2046	111	82
0.658% due 05/20/2046 ^	866	550
0.658% due 07/20/2046 ^	862	422
0.663% due 07/25/2046 ^	74	48
0.733% due 02/25/2037	444	326
0.803% due 05/25/2037 ^	751	391
0.853% due 09/25/2035 ^	417	323
0.903% due 09/25/2035 ^	2,202	1,574
1.437% due 12/25/2035	76	60
1.687% due 11/25/2047 ^	5,904	4,026
1.817% due 11/25/2047 ^	13,717	9,458
1.837% due 08/25/2035	569	511
2.952% due 02/25/2037 ^	309	260
4.653% due 11/25/2035	398	303
5.000% due 11/25/2035	10,120	7,924
5.250% due 06/25/2035 ^	260	226
6.000% due 01/25/2037 ^	1,322	1,044
6.048% due 11/25/2035	386	305
6.250% due 08/25/2037 ^	619	525
6.500% due 08/25/2032	81	81
Countrywide Home Loan Mortgage Pass-Through Trust
0.743% due 04/25/2035	24	21
0.993% due 03/25/2035	909	835
1.093% due 03/25/2035	830	614
1.113% due 02/25/2035	17	15
2.564% due 02/20/2036 ^	1,196	1,013
2.670% due 04/20/2036	13,463	10,971
2.674% due 11/25/2034	1,102	1,045
2.699% due 09/20/2036 ^	249	183
2.766% due 05/20/2036	713	595
2.792% due 03/25/2037 ^	463	324
2.874% due 08/25/2034 ^	387	331
2.896% due 11/19/2033	18	17
2.910% due 02/25/2047 ^	487	376
3.002% due 08/25/2034 ^	89	76
Credit Suisse First Boston Mortgage Securities Corp.
1.603% due 03/25/2034 ^	192	186
2.677% due 07/25/2033	27	27
2.875% due 08/25/2033	116	115

DBUBS Mortgage Trust
0.384% due 11/10/2046 (a)	16,942	222
1.049% due 11/10/2046 (a)	16,615	403
Deutsche ALT-A Securities, Inc.
0.593% due 07/25/2047	809	648
0.643% due 08/25/2047	14,324	10,414
1.203% due 10/25/2047	5,082	3,838
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.055% due 06/26/2035	271	269
Downey Savings & Loan Association Mortgage Loan Trust
0.768% due 07/19/2045 ^	65	11
Extended Stay America Trust
1.079% due 12/05/2031 (a)	28,138	0
First Horizon Mortgage Pass-Through Trust
2.750% due 10/25/2035	257	251
2.929% due 08/25/2035	267	234
First Republic Mortgage Loan Trust
0.792% due 11/15/2031	66	64
GMAC Mortgage Corp. Loan Trust
3.410% due 06/25/2034	50	49
GreenPoint Mortgage Funding Trust
0.633% due 01/25/2037	828	667
0.663% due 04/25/2036	708	530
0.723% due 11/25/2045	155	134
Greenpoint Mortgage Pass-Through Certificates
3.135% due 10/25/2033	43	42
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039	918	926
GS Mortgage Securities Corp.
1.753% due 02/10/2046 (a)	13,670	1,076
2.465% due 11/10/2045 (a)	24,618	2,216
GSR Mortgage Loan Trust
2.220% due 03/25/2033	138	136
2.876% due 09/25/2035	646	650
2.893% due 11/25/2035	889	857
2.990% due 01/25/2035	770	730
3.032% due 04/25/2035	55	54
3.072% due 05/25/2035	246	228
HarborView Mortgage Loan Trust
0.628% due 07/19/2046 ^	1,848	1,075
0.638% due 09/19/2037	1,357	1,044
0.679% due 03/19/2036	210	150
2.887% due 05/19/2033	260	256
3.073% due 07/19/2035	220	192
HomeBanc Mortgage Trust
2.719% due 04/25/2037 ^	1,403	894
2.728% due 04/25/2037 ^	399	323
Impac CMB Trust
1.173% due 10/25/2034	1,211	1,048
1.233% due 10/25/2034	608	561
1.453% due 07/25/2033	46	44
IndyMac Mortgage Loan Trust
0.633% due 07/25/2047	4,602	3,105
0.643% due 09/25/2046	4,325	3,566
0.686% due 06/25/2037	1,133	977
0.703% due 02/25/2037	1,100	664
0.753% due 11/25/2035 ^	307	179
0.753% due 06/25/2037 ^	506	265
2.837% due 12/25/2034	141	134
2.845% due 03/25/2036	8,429	6,325
3.240% due 11/25/2035 ^	1,305	1,201
4.113% due 08/25/2036	812	769
JPMBB Commercial Mortgage Securities Trust
1.403% due 04/15/2047 (a)	58,677	2,447
JPMorgan Alternative Loan Trust
0.693% due 10/25/2036	27,757	21,789
0.723% due 03/25/2036 ^	1,067	1,062
2.849% due 12/25/2035 ^	12,478	10,480
5.500% due 11/25/2036 ^	6	4
JPMorgan Chase Commercial Mortgage Securities Trust
1.387% due 12/15/2047 (a)	81,305	4,462
4.070% due 11/15/2043	300	323
JPMorgan Mortgage Trust
2.467% due 11/25/2033	159	151
2.782% due 09/25/2035	495	448
2.783% due 10/25/2035	31	30
2.815% due 02/25/2036 ^	898	791
2.904% due 07/25/2035	257	254
3.030% due 07/25/2035	105	105
Luminent Mortgage Trust
0.616% due 12/25/2036	2,749	2,197
MASTR Adjustable Rate Mortgages Trust
0.663% due 04/25/2046	2,461	1,754
0.753% due 05/25/2047 ^	1,241	789
MASTR Alternative Loan Trust
0.853% due 03/25/2036	438	76

6.000% due 03/25/2036 ^	2,731	2,451
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.922% due 06/15/2030	43	41
2.610% due 10/20/2029	20	20
Merrill Lynch Mortgage Investors Trust
0.663% due 02/25/2036	996	909
0.703% due 11/25/2035	1,706	1,568
0.703% due 08/25/2036	38	37
2.228% due 10/25/2035	2,041	1,982
2.554% due 02/25/2033	146	140
3.064% due 06/25/2035	505	491
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.071% due 08/12/2049	689	712
Morgan Stanley Bank of America Merrill Lynch Trust
1.455% due 05/15/2046 (a)	64,013	3,511
1.760% due 02/15/2046 (a)	58,523	3,922
1.886% due 08/15/2045 (a)	41,887	2,571
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.213% due 08/25/2034	49	47
Residential Accredit Loans, Inc. Trust
0.603% due 02/25/2047	2,339	1,249
0.633% due 07/25/2036	22,947	14,503
0.653% due 12/25/2046 ^	1,001	689
0.663% due 04/25/2046	62	27
0.723% due 05/25/2046 ^	831	519
Residential Asset Securitization Trust
0.853% due 01/25/2046 ^	153	71
0.903% due 12/25/2036 ^	441	115
5.750% due 02/25/2036	9,284	8,257
6.250% due 10/25/2036 ^	321	268
6.500% due 08/25/2036 ^	715	403
Residential Funding Mortgage Securities, Inc. Trust
3.154% due 09/25/2035 ^	360	276
6.500% due 03/25/2032	54	56
Royal Bank of Scotland Capital Funding Trust
6.297% due 12/16/2049	2,518	2,583
Sequoia Mortgage Trust
2.817% due 09/20/2046 ^	7,084	5,689
2.826% due 04/20/2035	203	211
Structured Adjustable Rate Mortgage Loan Trust
2.804% due 02/25/2036 ^	2,389	2,310
2.826% due 08/25/2035	721	671
2.830% due 02/25/2034	216	216
2.859% due 09/25/2036 ^	1,195	788
2.872% due 05/25/2036 ^	852	779
2.926% due 04/25/2034	266	264
2.949% due 09/25/2034	82	81
Structured Asset Mortgage Investments Trust
0.643% due 06/25/2036	120	100
0.663% due 05/25/2036	797	618
0.673% due 05/25/2036	4,657	3,456
0.673% due 09/25/2047	5,420	4,175
0.713% due 05/25/2046 ^	124	49
0.753% due 08/25/2036 ^	1,579	773
0.763% due 12/25/2035 ^	13	9
1.028% due 07/19/2034	13	13
1.937% due 08/25/2047 ^	2,069	1,699
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035	690	686
Thornburg Mortgage Securities Trust
0.583% due 06/25/2037	14,504	13,714
1.703% due 06/25/2037 ^	2,506	2,198
2.280% due 03/25/2037	1,319	1,157
2.291% due 10/25/2043	90	87
2.489% due 06/25/2047 ^	3,138	2,818
5.750% due 06/25/2037	5,187	5,034
5.750% due 06/25/2047	106	98
5.833% due 09/25/2037	117	119
UBS-Barclays Commercial Mortgage Trust
1.930% due 12/10/2045 (a)	60,224	4,824
UBS-Citigroup Commercial Mortgage Trust
2.608% due 01/10/2045 (a)	22,346	1,587
WaMu Mortgage Pass-Through Certificates Trust
0.733% due 11/25/2045	5,457	4,748
0.743% due 07/25/2045	1,970	1,857
0.763% due 01/25/2045	474	449
1.193% due 11/25/2034	1,068	957
1.220% due 12/25/2046	210	177
1.417% due 06/25/2046	1,254	1,165
1.437% due 02/25/2046	2,890	2,631
1.940% due 02/27/2034	320	314
2.178% due 10/25/2046	1,686	1,504
2.434% due 10/25/2035	658	632
2.439% due 02/25/2037 ^	9,797	8,584
2.567% due 12/25/2035	592	555
2.780% due 04/25/2035	721	715

2.818% due 06/25/2033	88	89
5.933% due 08/25/2046 ^	2,450	2,229
Washington Mutual Mortgage Loan Trust
1.606% due 05/25/2041	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
0.643% due 07/25/2046	5,401	3,963
0.703% due 07/25/2046 ^	39	17
1.207% due 04/25/2047 ^	210	19
1.207% due 04/25/2047	14,374	10,174
1.277% due 05/25/2047 ^	167	11
1.377% due 07/25/2046 ^	608	382
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	211	187
Wells Fargo Mortgage-Backed Securities Trust
0.953% due 07/25/2037 ^	437	379
2.737% due 10/25/2036	85	80
2.760% due 03/25/2036	43	43
2.787% due 12/25/2033	4	4
2.865% due 03/25/2035	3,991	3,991
2.868% due 04/25/2036	87	87
2.896% due 06/25/2035	361	368
2.952% due 10/25/2035	600	576
2.954% due 10/25/2035	297	296
3.194% due 04/25/2036 ^	90	14
Wells Fargo-RBS Commercial Mortgage Trust
0.407% due 03/15/2048 (a)	40,000	886
1.537% due 03/15/2048 (a)	109,354	6,762
1.594% due 03/15/2045 (a)	71,894	3,795

		357,745

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.853% due 03/15/2017	20,000	495

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 7.2%
Fannie Mae
0.553% due 01/25/2021	$1	1
0.573% due 03/25/2034	70	70
0.653% due 10/27/2037	244	244
0.753% due 03/25/2036	32	32
0.853% due 06/25/2036	997	997
0.883% due 11/25/2040	2,995	2,998
0.903% due 11/25/2040 - 01/25/2044	11,149	11,129
0.953% due 10/25/2040 - 12/25/2040	6,544	6,557
1.610% due 06/01/2043	74	76
2.260% due 12/01/2034	292	303
2.433% due 01/25/2022 (a)	23,734	2,080
2.500% due 04/01/2045	962	974
2.523% due 08/01/2036	187	197
2.534% due 06/01/2035	234	245
2.540% due 11/01/2022	9	9
2.550% due 08/01/2023	45	48
2.575% due 01/01/2023	30	30
2.653% due 11/01/2034	1,535	1,625
2.742% due 04/01/2032	29	31
2.835% due 12/01/2030	11	12
3.500% due 11/01/2020 - 04/01/2027	6,655	7,122
4.295% due 06/01/2021	2,013	2,256
4.500% due 03/01/2044 - 08/01/2045	9,713	10,608
6.000% due 04/25/2043 - 07/25/2044	1,300	1,508
Fannie Mae, TBA
3.000% due 07/01/2046 - 08/01/2046	354,300	367,091
3.500% due 07/01/2031 - 08/01/2046	21,300	22,504
4.000% due 08/01/2046	1,100	1,178
Freddie Mac
0.786% due 01/15/2038	16,766	16,683
0.922% due 10/15/2040	3,773	3,778
1.004% due 09/25/2022 (a)	24,175	1,058
1.042% due 12/15/2037	1,065	1,068
1.159% due 11/25/2022 (a)	33,695	1,802
1.454% due 08/25/2019 (a)	38,557	1,407
1.552% due 11/25/2019 (a)	35,157	1,406
1.610% due 10/25/2044 - 02/25/2045	2,699	2,801
1.703% due 10/25/2021 (a)	29,051	1,953
1.795% due 06/25/2020 (a)	35,956	1,729
1.926% due 01/15/2038 (a)	16,766	1,111

2.521% due 09/01/2035		107	114
2.654% due 06/01/2022		62	63
6.000% due 12/01/2033		809	919
6.500% due 11/15/2023		32	36
Freddie Mac, TBA
3.500% due 08/01/2046		9,000	9,478
Ginnie Mae
1.750% due 05/20/2022 - 05/20/2030		292	302
1.875% due 09/20/2022 - 09/20/2026		160	166
2.000% due 11/20/2021 - 11/20/2030		178	183
6.000% due 08/20/2034		9,935	11,484
NCUA Guaranteed Notes
0.935% due 11/05/2020		36,297	36,299
1.006% due 12/08/2020		17,247	17,291
Small Business Administration
5.110% due 04/01/2025		42	46

			551,102

U.S. TREASURY OBLIGATIONS 10.0%
U.S. Treasury Bonds
3.750% due 11/15/2043		36,600	48,335
5.250% due 02/15/2029 (m)		8,600	12,167
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (k)(m)		24,204	24,700
0.125% due 07/15/2022 (i)(k)(m)		115,990	118,736
0.125% due 01/15/2023 (k)(m)		113,900	115,547
0.250% due 01/15/2025 (i)(k)(m)		302,899	307,866
0.375% due 07/15/2025 (k)		12,912	13,309
1.375% due 01/15/2020 (k)(m)		3,208	3,428
1.375% due 02/15/2044 (m)		2,053	2,379
2.375% due 01/15/2025 (k)(m)		14,074	16,825
2.375% due 01/15/2027 (m)		4,982	6,124
2.500% due 01/15/2029 (k)(m)		5,905	7,495
U.S. Treasury Notes
2.000% due 02/15/2025 (k)(m)		46,400	48,568
2.125% due 05/15/2025 (m)		3,700	3,911
U.S. Treasury STRIPS
0.000% due 11/15/2023 (d)		11,000	9,918
0.000% due 05/15/2026 (d)		28,100	23,886

			763,194

Total United States (Cost $2,454,797)			2,468,025

SHORT-TERM INSTRUMENTS 17.6%
REPURCHASE AGREEMENTS (h) 0.5%			38,647

JAPAN TREASURY BILLS 16.6%
(0.259)% due 08/15/2016 - 09/20/2016 (c)(d)	JPY	130,780,000	1,266,956

U.S. TREASURY BILLS 0.5%
0.269% due 07/21/2016 - 12/08/2016 (c)(d)(k)(m)		$41,501	41,470

Total Short-Term Instruments (Cost $1,285,587)			1,347,073

Total Investments in Securities (Cost $8,305,899)			8,620,197

	SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III		10,844,477	107,187

Total Short-Term Instruments (Cost $107,183)			107,187

Total Investments in Affiliates (Cost $107,183)			107,187

Total Investments 114.0% (Cost $8,413,082)			$8,727,384
Financial Derivative Instruments (j)(l) (0.6)% (Cost or Premiums, net $(8,931))			(45,333)
Other Assets and Liabilities, net (13.4)%			(1,026,791)

Net Assets 100.0%			$7,655,260

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$6,000	$5,918	0.08%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	(0.400)%	05/12/2016	12/31/2016	EUR	34,200	France Government International Bond 1.000% due 05/25/2019	$(33,973)	$37,953	$37,953
SSB	0.010	06/30/2016	07/01/2016		$694	U.S. Treasury Notes 0.750% due 12/31/2017	(712)	694	694

Total Repurchase Agreements							$(34,685)	$38,647	$38,647

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BPS	(0.480)%	04/14/2016	TBD	(2)	EUR	(34,200)	$(37,913)
	(0.360)	04/12/2016	07/13/2016			(3,810)	(4,225)
	(0.330)	05/04/2016	08/03/2016			(48,840)	(54,171)
	(0.330)	05/23/2016	08/03/2016			(70,400)	(78,098)
DBL	(2.000)	06/24/2016	TBD	(2)		(1,147)	(1,272)
IND	0.550	06/14/2016	07/26/2016			$(104,040)	(104,067)
	0.750	05/11/2016	08/10/2016		GBP	(21,106)	(28,130)
MBC	(0.410)	04/12/2016	07/13/2016		EUR	(61,176)	(67,828)
	(0.400)	04/12/2016	07/13/2016			(6,696)	(7,424)
	(0.370)	04/12/2016	07/13/2016			(84,634)	(93,844)
	0.750	05/11/2016	08/10/2016		GBP	(5,560)	(7,410)
RDR	0.600	04/11/2016	07/11/2016			$(33,560)	(33,605)

Total Reverse Repurchase Agreements							$(517,987)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(433,377) at a weighted average interest rate of (0.143)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	4.500%	07/01/2046	$6,000	$(6,530)	$(6,550)
Fannie Mae, TBA	4.500	08/01/2046	5,000	(5,453)	(5,455)
U.S. Treasury Bonds	4.500	02/15/2036	36,700	(52,870)	(53,510)

Total Short Sales				$(64,853)	$(65,515)

(4)	Payable for Short Sales includes $640 of interest payable.

(i)	Securities with an aggregate market value of $542,139 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$114.000	08/26/2016	7,836	$67	$7

Total Purchased Options				$67	$7

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	8,452	$(9,747)	$0	$(423)
90-Day Eurodollar March Futures	Short	03/2018	984	(1,162)	0	(37)
Australia Government 3-Year Note September Futures	Long	09/2016	697	83	0	(49)
Call Options Strike @ EUR 166.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2016	1,684	(1,590)	93	(149)
Canada Government 10-Year Bond September Futures	Short	09/2016	64	(175)	14	(23)
Euro-Bobl September Futures	Long	09/2016	5,156	7,090	172	(172)
Euro-BONO September Futures September Futures	Long	09/2016	318	1,085	364	0
Euro-BTP Italy Government Bond September Futures	Long	09/2016	1,576	1,592	2,009	0
Euro-Bund 10-Year Bond September Futures	Short	09/2016	105	(46)	1	(46)
Euro-Buxl 30-Year Bond September Futures	Short	09/2016	134	(2,230)	0	(280)
Euro-OAT France Government 10-Year Bond September Futures	Long	09/2016	2,088	8,229	1,437	0
Japan Government 10-Year Bond September Futures	Long	09/2016	286	1,447	249	(166)
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond August Futures	Long	07/2016	1,684	(693)	0	(19)
U.S. Treasury 5-Year Note September Futures	Long	09/2016	1,607	3,642	126	(21)
U.S. Treasury 10-Year Note September Futures	Long	09/2016	11,779	42,178	0	(969)
U.S. Treasury 30-Year Bond September Futures	Short	09/2016	71	(332)	29	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2016	13	(6)	11	(6)
United Kingdom Long Gilt September Futures	Short	09/2016	142	(1,128)	0	(91)

Total Futures Contracts				$48,237	$4,505	$(2,451)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
iTraxx Europe Main 25 5-Year Index	(1.000)%	06/20/2021	EUR	139,500	$(1,208)	$574	$0	$(2,097)
iTraxx Europe Senior 25 5-Year Index	(1.000)	06/20/2021		356,800	2,231	2,589	0	(4,456)

					$1,023	$3,163	$0	$(6,553)

Credit Default Swaps on Credit Indices - Sell Protection (2)
							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-25 5-Year Index	1.000%	12/20/2020		$652,300	$5,360	$6,770	$1,115	$0
CDX.IG-26 5-Year Index	1.000	06/20/2021		204,000	2,295	279	391	0

					$7,655	$7,049	$1,506	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill *	1.000%	09/13/2018	CAD	116,100	$(256)	$(337)	$0	$(5)
Receive	3-Month CAD-Bank Bill	2.200	06/16/2026		120,300	(8,202)	(1,970)	0	(113)
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	39,600	1,991	2,000	229	0
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	14,100	71	123	14	0
Pay	3-Month SEK-STIBOR	1.023	01/23/2025		11,500	59	101	11	0
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		11,900	63	104	12	0
Pay	3-Month SEK-STIBOR	1.036	01/23/2025		13,600	72	119	13	0
Receive	3-Month USD-LIBOR	1.250	06/15/2018		$499,000	(5,099)	(2,229)	0	(143)
Receive	3-Month USD-LIBOR	2.000	08/31/2022		79,500	(4,768)	(1,487)	43	0
Receive	3-Month USD-LIBOR	2.300	01/13/2023		121,900	(10,134)	(2,675)	84	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		289,900	(16,713)	(6,080)	206	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		636,500	(21,866)	(8,339)	669	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		160,400	(13,241)	(5,852)	331	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		1,260,200	(34,708)	(11,952)	2,840	0
Receive	3-Month USD-LIBOR	2.500	12/16/2035		1,700	(217)	(83)	11	0
Pay	3-Month USD-LIBOR	2.098	07/01/2041		52,800	118	0	62	0
Pay	3-Month USD-LIBOR	2.500	06/15/2046		18,800	2,852	1,692	0	(206)
Pay	3-Month USD-LIBOR	2.250	12/21/2046		5,600	(492)	0	29	0
Pay	3-Month ZAR-JIBAR *	9.000	09/21/2026	ZAR	300,000	855	659	164	0
Receive	6-Month AUD-BBR-BBSW	3.500	12/17/2025	AUD	24,100	(2,119)	(1,488)	0	(16)
Receive	6-Month AUD-BBR-BBSW	3.250	06/17/2026		1,300	(96)	(42)	0	(1)
Pay	6-Month EUR-EURIBOR *	0.000	09/21/2021	EUR	582,100	2,674	7,160	413	0
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		117,900	9,407	7,476	371	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		100,800	(12,938)	(11,355)	0	(643)
Receive	6-Month GBP-LIBOR *	1.750	09/16/2018	GBP	283,000	(9,426)	(5,309)	0	(345)
Pay	6-Month GBP-LIBOR	1.500	09/16/2020		700	38	34	1	0
Pay	6-Month GBP-LIBOR *	1.250	09/21/2021		333,200	13,476	11,143	443	0
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		7,700	(477)	(461)	0	(14)
Pay	6-Month GBP-LIBOR *	1.750	03/15/2047		16,100	2,940	1,900	113	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	98,320,000	4,853	4,073	0	(278)
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		2,030,000	(706)	(136)	7	0
Receive	6-Month JPY-LIBOR	0.500	09/18/2022		5,690,000	(2,283)	(1,617)	16	0
Pay	6-Month JPY-LIBOR	1.000	12/18/2025		18,820,000	18,649	4,119	0	(84)
Pay	6-Month JPY-LIBOR	1.500	06/19/2033		2,120,000	5,009	3,581	0	(80)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		4,520,000	9,605	8,631	0	(257)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		2,790,000	(10,851)	(4,139)	625	0
Pay	28-Day MXN-TIIE	4.300	09/01/2016	MXN	2,650,300	4	(826)	0	(19)
Pay	28-Day MXN-TIIE	4.195	10/05/2017		497,400	(233)	(217)	0	(28)
Pay	28-Day MXN-TIIE	4.130	10/17/2017		1,042,200	(556)	(103)	0	(59)
Pay	28-Day MXN-TIIE	5.010	10/10/2019		657,800	(274)	(161)	5	0

						$(82,919)	$(13,943)	$6,712	$(2,291)

Total Swap Agreements						$(74,241)	$(3,731)	$8,218	$(8,844)

*	This security has a forward starting effective date.

(k)	Securities with an aggregate market value of $163,571 and cash of $14,922 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	08/2016	CNH	314,762		$47,675	$526	$0
BOA	07/2016	BRL	148,729		46,336	36	0
	07/2016	CAD	526,445		404,016	0	(3,465)
	07/2016	DKK	935,549		140,426	833	0
	07/2016		$41,553	BRL	148,729	4,747	0
	07/2016		914,025	EUR	829,424	6,428	0
	08/2016	EUR	829,424		$915,004	0	(6,390)
	08/2016	TWD	1,975,457		60,990	0	(446)
	08/2016		$303	MXN	5,641	4	0
	09/2016	AUD	1,856		$1,380	0	(1)
	09/2016	SGD	1,592		1,185	4	0
	09/2016		$31,234	EUR	28,061	94	(116)
	10/2016	BRL	87,000		$22,586	0	(3,763)
	10/2016	DKK	110,000		16,534	65	0
	01/2017	CNY	121,293		17,495	0	(507)
	01/2017		$25,646	CNY	169,968	0	(419)
	07/2017	BRL	164,400		$56,649	10,326	0
BPS	07/2016		529,377		157,093	0	(7,704)
	07/2016	CAD	1,752		1,347	0	(9)
	07/2016		$163,648	BRL	529,377	1,269	(120)
	07/2016		1,915	EUR	1,705	0	(23)
	07/2016		3,059	GBP	2,087	0	(281)
	07/2016		7,243	NOK	61,335	86	0
	07/2016		15,328	SEK	130,115	50	0
	08/2016	NOK	61,335		$7,242	0	(86)
	08/2016	SEK	130,115		15,348	0	(50)
	08/2016		$149,344	BRL	506,454	6,950	0
	08/2016		4,512	CNH	29,834	0	(43)
	08/2016		18,096	MXN	342,851	565	0
	09/2016	AUD	4,492		$3,358	16	0
	09/2016	CNH	246,478		37,291	421	0
	07/2017	BRL	90,500		31,078	5,578	0
BRC	07/2016	CHF	13,106		13,248	0	(173)
	07/2016	EUR	9,926		10,978	0	(37)
	07/2016		$10,672	CHF	10,435	15	0
	08/2016	CHF	10,435		$10,690	0	(15)
	08/2016	TWD	275,617		8,452	0	(120)
	08/2016		$15,151	CNH	100,191	0	(143)
	08/2016		10,989	EUR	9,926	37	0
	09/2016	CNH	86,689		$13,034	60	0
CBK	07/2016	CAD	2,251		1,719	0	(23)
	07/2016	CHF	2,164		2,257	41	0
	07/2016	DKK	100,230		15,187	232	0
	07/2016	EUR	129,941		147,503	3,301	0
	07/2016	GBP	36,154		51,488	3,358	0
	07/2016		$4,596	CAD	5,850	0	(68)
	07/2016		6,428	CHF	6,180	0	(99)
	07/2016		97,316	EUR	85,761	0	(2,143)
	07/2016		1,961	GBP	1,381	0	(123)
	07/2016		1,004,932	JPY	102,968,270	841	(8,647)
	07/2016		135	TRY	393	1	0
	08/2016	JPY	99,884,370		$976,883	8,799	0
	08/2016	MXN	80,176		4,292	0	(72)
	08/2016	PLN	2,953		769	22	0
	08/2016	SGD	10,343		7,565	0	(110)
	08/2016	THB	13,243		376	0	(1)
	08/2016		$3,074	EUR	2,754	0	(14)
	08/2016		520	MXN	9,573	2	(1)
	09/2016	CNH	45,416		$6,828	31	0
	09/2016	SGD	807		600	2	0
	09/2016		$766	AUD	1,028	0	(2)
	01/2017		18,723	RUB	1,355,545	1,429	0
DUB	07/2016	DKK	110,808		$16,695	162	0
	07/2016		$38,870	RUB	2,541,180	760	0
	08/2016	SGD	29,454		$21,576	0	(280)
GLM	07/2016	BRL	42,020		11,726	0	(1,355)
	07/2016	EUR	537,999		601,458	4,455	(41)
	07/2016	SEK	131,335		15,854	331	0
	07/2016		$13,091	BRL	42,020	0	(10)
	07/2016		1,348	CAD	1,750	6	0
	07/2016		5,159	CHF	4,924	0	(117)
	07/2016		67,676	EUR	61,082	132	(23)
	07/2016		16,151	GBP	11,400	0	(975)
	08/2016		12,604	KRW	14,607,703	58	0
	08/2016		3,781	ZAR	57,861	119	0
	09/2016	EUR	20,593		$23,115	218	(8)
	10/2016	DKK	139,515		20,898	10	0
	10/2016		$59,176	BRL	216,000	6,241	0
HUS	08/2016	JPY	80,340,000		$756,194	0	(22,978)
	08/2016		$5,093	HKD	39,496	1	0
	08/2016		212	ZAR	3,202	4	0
	09/2016	CNH	45,399		$6,828	33	0
	09/2016	EUR	10,041		11,263	95	0
	09/2016		$5,128	CNH	33,592	0	(104)
	09/2016		7,151	EUR	6,303	0	(140)
	09/2016		11,464	SGD	15,546	68	0
	10/2016	DKK	1,468,065		$219,984	190	0
	01/2017	CNH	12,067		1,829	34	0
	01/2017		$25,778	CNY	170,701	0	(443)
	02/2017		14,624	RUB	1,061,410	1,125	0
JPM	07/2016	BRL	293,636		$91,481	71	0
	07/2016	CHF	9,631		9,746	0	(117)
	07/2016	DKK	585,071		88,303	1,002	0
	07/2016	EUR	291,067		327,890	4,879	0
	07/2016	RUB	2,541,180		39,441	0	(189)
	07/2016		$80,656	BRL	293,636	10,754	0
	07/2016		17,869	GBP	13,162	61	(408)
	07/2016		1,886	JPY	196,500	16	0
	07/2016		251	NOK	2,100	0	0
	08/2016	CNY	29,698		$4,500	50	0
	08/2016	GBP	25,465		34,235	327	0
	08/2016	RUB	443,559		6,483	0	(371)
	08/2016		$80,479	INR	5,443,183	0	(470)
	08/2016		12,461	MXN	225,792	3	(174)
	08/2016		229	ZAR	3,406	1	0
	08/2016	ZAR	5,042		$317	0	(23)
	09/2016	AUD	1,848		1,381	7	0
	09/2016	CNH	460,714		69,700	782	0
	09/2016	JPY	50,440,000		475,294	0	(14,266)
	09/2016	SGD	12,249		9,120	34	0
	09/2016		$27,216	CNH	177,505	0	(651)
	09/2016		38,827	RUB	2,541,180	171	0
	10/2016	BRL	229,200		$59,525	0	(9,891)
	10/2016	CNH	146,731		22,439	519	0
	10/2016	CZK	113,572		4,797	122	0
	10/2016	DKK	185,433		28,294	532	(1)
	10/2016		$22,383	CNY	146,664	0	(493)
	01/2017	CNH	29,621		$4,327	0	(79)
MSB	07/2016	BRL	61,312		19,101	15	0
	07/2016	GBP	337,173		495,473	46,611	0
	07/2016	JPY	5,544,338		50,433	0	(3,257)
	07/2016	NOK	63,435		7,610	30	0
	07/2016		$17,428	BRL	61,312	1,659	0
	07/2016		3,485	CHF	3,362	0	(42)
	07/2016		1,257	JPY	133,100	32	0
	07/2016		147	SEK	1,220	0	(2)
	08/2016	RUB	9,154		$136	0	(6)
	08/2016	SGD	103,003		74,395	0	(2,037)
	08/2016		$132	ZAR	1,921	0	(2)
	08/2016	ZAR	50,717		$3,365	0	(54)
	09/2016	AUD	16,069		12,045	94	(3)
	09/2016	EUR	1,933		2,153	3	0
	09/2016	SGD	7,126		5,274	0	(12)
	09/2016		$4,001	EUR	3,607	11	0
	09/2016		61	SGD	82	0	0
NAB	07/2016	AUD	274,993		$198,169	0	(6,921)
	07/2016	NZD	39,414		26,475	0	(1,666)
	07/2016		$35,254	EUR	31,861	103	0
	07/2016		27,923	NZD	39,414	219	0
	08/2016	EUR	31,861		$35,293	0	(101)
	08/2016	NZD	39,414		27,882	0	(219)
SCX	07/2016	DKK	430,561		64,806	562	0
	07/2016		$2,820	AUD	3,804	16	0
	08/2016	AUD	43,200		$32,017	0	(168)
	08/2016	CNH	228,156		34,719	543	0
	08/2016	INR	3,027,381		44,457	0	(42)
	10/2016	CNH	618,334		93,943	1,568	0
	10/2016		$93,887	CNY	618,478	0	(1,579)
	01/2017		6,064	CNH	41,688	138	0
SOG	07/2016	BRL	34,402		$10,718	8	0
	07/2016		$9,415	BRL	34,402	1,295	0
	07/2016		400,343	CAD	522,848	4,354	0
	08/2016	CAD	522,848		$400,381	0	(4,361)
	08/2016	INR	2,347,175		34,512	11	0
	08/2016	RUB	1,564,801		23,268	0	(911)
	08/2016	SGD	42,043		30,675	0	(522)
	08/2016		$165	ZAR	2,489	3	0
	08/2016	ZAR	7,266		$472	0	(18)
	01/2017	CNY	219,376		31,656	0	(904)
TOR	07/2016		$517,196	GBP	384,818	0	(4,907)
	08/2016	GBP	384,818		$517,327	4,914	0
UAG	07/2016	AUD	2,512		1,857	0	(16)
	07/2016	DKK	161,616		24,340	225	0
	07/2016	EUR	50,826		57,834	1,429	0
	07/2016	GBP	52,692		75,979	5,833	0
	07/2016	JPY	97,753,532		888,890	0	(57,738)
	07/2016		$10,940	EUR	9,926	75	0
	07/2016		18,290	GBP	13,171	0	(756)
	08/2016	CNH	71,439		$10,916	215	0
	08/2016	MYR	885		217	0	(4)
	08/2016		$1,668	EUR	1,500	0	(2)
	08/2016		1,777	IDR	24,035,705	37	0
	09/2016	CNH	82,256		$12,444	140	0
	09/2016	SGD	3,131		2,316	0	(7)
	09/2016		$12,093	AUD	16,301	33	0
	09/2016		115,929	CNH	755,856	0	(2,862)
	09/2016		1,234	SGD	1,664	0	0

Total Forward Foreign Currency Contracts						$159,718	$(177,940)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC CHF versus SEK	SEK	8.090	07/27/2016	CHF	40,406	$205	$5
	Put - OTC GBP versus USD		$1.335	09/28/2016	GBP	42,800	1,711	1,563
DUB	Put - OTC EUR versus USD		1.100	09/26/2016	EUR	41,914	827	644
GLM	Put - OTC CHF versus SEK	SEK	8.090	07/27/2016	CHF	4,000	13	0
	Call - OTC EUR versus USD		$1.140	09/07/2016	EUR	37,200	736	273
	Put - OTC EUR versus USD		1.140	09/07/2016		37,200	736	1,306
	Put - OTC EUR versus USD		1.105	09/28/2016		76,700	1,730	1,341
HUS	Call - OTC USD versus SGD	SGD	1.354	09/15/2016		$19,300	286	204
	Put - OTC USD versus SGD		1.354	09/15/2016		19,300	286	288
JPM	Put - OTC CHF versus SEK	SEK	8.090	07/27/2016	CHF	37,850	116	4
	Call - OTC USD versus JPY	JPY	111.000	08/29/2016		$44,400	738	81
SCX	Put - OTC EUR versus USD		$1.120	07/07/2016	EUR	64,700	409	781
	Put - OTC EUR versus USD		1.100	09/26/2016		34,786	661	535
	Call - OTC USD versus CNY	CNY	6.520	10/31/2016		$1,888	579	1,553

							$9,033	$8,578

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016		$2,502,900	$825	$201
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016		68,800	564	564
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400	03/03/2017	JPY	1,990,000	130	62
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016		$101,400	855	783

								$2,374	$1,610

Total Purchased Options								$11,407	$10,188

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250%	09/21/2016	EUR	44,600	$(139)	$(68)
CBK	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		98,500	(326)	(149)
DUB	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		25,000	(75)	(38)
SOG	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		21,600	(63)	(33)

							$(603)	$(288)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		$47,200	$(544)	$(238)
BOA	Put - OTC AUD versus USD		$0.730	07/28/2016	AUD	5,300	(41)	(23)
	Call - OTC AUD versus USD		0.797	07/28/2016		5,300	(37)	(1)
	Put - OTC AUD versus USD		0.727	08/01/2016		19,900	(142)	(83)
	Call - OTC AUD versus USD		0.795	08/01/2016		19,900	(153)	(4)
	Put - OTC AUD Versus USD		0.716	08/03/2016		25,400	(189)	(63)
	Call - OTC AUD Versus USD		0.783	08/03/2016		25,400	(189)	(19)
	Call - OTC CHF versus SEK	SEK	8.604	07/27/2016	CHF	40,406	(310)	(565)
	Call - OTC GBP versus USD		$1.378	09/26/2016	GBP	11,500	(495)	(183)
	Put - OTC GBP versus USD		1.378	09/26/2016		11,500	(564)	(706)
	Put - OTC GBP versus USD		1.260	09/28/2016		42,800	(630)	(533)
	Put - OTC GBP versus USD		1.300	09/28/2016		42,800	(1,072)	(962)
BPS	Call - OTC GBP versus USD		1.370	09/26/2016		11,500	(523)	(211)
	Put - OTC GBP versus USD		1.370	09/26/2016		11,500	(523)	(647)
CBK	Put - OTC AUD versus USD		0.739	07/22/2016	AUD	44,460	(333)	(266)
	Put - OTC AUD versus USD		0.731	07/28/2016		12,000	(91)	(55)
	Call - OTC AUD versus USD		0.798	07/28/2016		12,000	(85)	(1)
	Call - OTC EUR versus JPY	JPY	113.150	09/26/2016	EUR	15,600	(578)	(582)
	Put - OTC EUR versus JPY		113.150	09/26/2016		15,600	(526)	(358)
DUB	Put - OTC AUD versus USD		$0.727	07/28/2016	AUD	18,500	(130)	(68)
	Call - OTC AUD versus USD		0.795	07/28/2016		18,500	(140)	(2)
	Put - OTC EUR versus USD		1.050	09/26/2016	EUR	41,914	(317)	(191)
	Call - OTC EUR versus USD		1.140	09/26/2016		41,914	(707)	(405)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$15,400	(820)	(180)
GLM	Call - OTC AUD versus JPY	JPY	75.600	09/26/2016	AUD	15,900	(402)	(459)
	Put - OTC AUD versus JPY		75.600	09/26/2016		15,900	(412)	(307)
	Call - OTC CHF versus SEK	SEK	8.600	07/27/2016	CHF	4,000	(35)	(57)
	Call - OTC EUR versus MXN	MXN	22.160	08/17/2016	EUR	34,900	(406)	(93)
	Put - OTC EUR versus MXN		18.900	03/21/2017		30,200	(1,180)	(299)
	Call - OTC EUR versus MXN		22.650	03/21/2017		30,200	(1,034)	(785)
	Put - OTC EUR versus USD		$1.060	09/28/2016		76,700	(667)	(458)
	Put - OTC EUR versus USD		1.080	09/28/2016		76,700	(1,019)	(743)
JPM	Call - OTC CHF versus SEK	SEK	8.600	07/27/2016	CHF	37,850	(320)	(539)
	Put - OTC USD versus JPY	JPY	106.500	08/29/2016		$44,400	(424)	(1,805)
	Call - OTC USD versus JPY		114.000	08/29/2016		44,400	(321)	(33)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		18,600	(473)	(566)
SCX	Put - OTC EUR versus USD		$1.100	07/07/2016	EUR	64,700	(163)	(140)
	Call - OTC EUR versus USD		1.160	07/07/2016		32,350	(122)	0
	Put - OTC EUR versus USD		1.050	09/26/2016		34,786	(250)	(158)
	Call - OTC EUR versus USD		1.140	09/26/2016		34,786	(561)	(336)
SOG	Put - OTC USD versus KRW	KRW	1,100.000	07/22/2016		$19,886	(128)	(7)
	Put - OTC USD versus KRW		1,145.000	01/19/2017		27,000	(615)	(804)

							$(17,671)	$(13,935)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(82)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016		$137,600	$(564)	$(564)
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000	03/03/2017	JPY	13,070,000	(138)	(89)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016		$202,800	(865)	(771)

								$(1,567)	$(1,424)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
DUB	Call & Put - OTC 1-Year USD/BRL versus 1-Year USD/BRL Forward Currency Volatility Agreement	0.000%	06/29/2017	$16,800	$0	$(232)
GLM	Call & Put - OTC 1-Year USD/BRL versus 1-Year USD/BRL Forward Currency Volatility Agreement	0.000	06/30/2017	11,500	0	0
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000	02/20/2017	2,000	0	0

					$0	$(232)

Total Written Options					$(19,923)	$(15,880)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Agrium, Inc.	(1.250)%	03/20/2019	0.520%		$4,000	$0	$(80)	$0	$(80)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368	EUR	1,800	(40)	(18)	0	(58)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.630		2,600	(17)	(32)	0	(49)
BPS	BASF SE	(1.000)	12/20/2020	0.488		100	(2)	(1)	0	(3)
	Bayer AG	(1.000)	12/20/2020	0.591		1,600	(35)	2	0	(33)
	Pfizer, Inc.	(1.000)	12/20/2020	0.230		$2,000	(75)	6	0	(69)
	Teliasonera AB	(1.000)	12/20/2020	0.496	EUR	5,100	(44)	(86)	0	(130)
	UBS AG	(1.000)	03/20/2017	0.917		$6,500	1	(7)	0	(6)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.630	EUR	400	(2)	(6)	0	(8)
BRC	BASF SE	(1.000)	12/20/2020	0.488		1,400	(28)	(8)	0	(36)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561		3,100	(70)	1	0	(69)
	Pfizer, Inc.	(1.000)	12/20/2020	0.230		$4,200	(161)	17	0	(144)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		500	(14)	0	0	(14)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		2,000	(64)	5	0	(59)
CBK	Altria Group, Inc.	(1.000)	12/20/2020	0.284		3,200	(107)	5	0	(102)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561	EUR	8,700	(192)	(1)	0	(193)
	Intesa Sanpaolo SpA	(1.000)	03/20/2026	3.524		$6,200	1,065	143	1,208	0
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368	EUR	1,700	(38)	(16)	0	(54)
	UBS AG	(1.000)	03/20/2017	0.917		$4,000	5	(9)	0	(4)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		1,600	(50)	2	0	(48)
DUB	Cardinal Health, Inc.	(0.610)	06/20/2017	0.056		1,600	11	(20)	0	(9)
	Cardinal Health, Inc.	(0.590)	06/20/2017	0.056		1,600	0	(9)	0	(9)
FBF	Altria Group, Inc.	(1.000)	12/20/2020	0.284		2,900	(94)	1	0	(93)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		5,700	(167)	5	0	(162)
GST	Altria Group, Inc.	(1.000)	12/20/2020	0.284		10,200	(341)	15	0	(326)
	BASF SE	(1.000)	12/20/2020	0.488	EUR	1,400	(38)	2	0	(36)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561		200	(5)	0	0	(5)
	Bayer AG	(1.000)	12/20/2020	0.591		3,200	(66)	0	0	(66)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368		3,200	(70)	(32)	0	(102)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		$3,900	(119)	8	0	(111)
	SABMiller PLC	(1.000)	01/20/2022	0.369		2,400	(66)	(21)	0	(87)
	UBS AG	(1.000)	06/20/2018	1.286		5,400	26	3	29	0
	United Utilities PLC	(1.000)	12/20/2020	0.720	EUR	100	0	(1)	0	(1)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.630		2,400	(11)	(34)	0	(45)
JPM	Ally Financial, Inc.	(5.000)	06/20/2018	1.687		$1,600	(134)	29	0	(105)
	Altria Group, Inc.	(1.000)	12/20/2020	0.284		3,400	(110)	1	0	(109)
	BASF SE	(1.000)	12/20/2020	0.488	EUR	1,900	(36)	(13)	0	(49)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561		500	(11)	0	0	(11)
	Bayer AG	(1.000)	12/20/2020	0.591		2,600	(58)	4	0	(54)
	Fortum OYJ	(1.000)	12/20/2020	0.705		1,000	(2)	(13)	0	(15)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368		5,000	(115)	(45)	0	(160)
	Pfizer, Inc.	(1.000)	12/20/2020	0.230		$4,000	(150)	13	0	(137)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		1,100	(33)	2	0	(31)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		1,900	(58)	1	0	(57)
MYC	Pfizer, Inc.	(1.000)	12/20/2020	0.230		4,100	(154)	13	0	(141)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		5,300	(149)	(2)	0	(151)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		3,100	(94)	2	0	(92)
SOG	United Utilities PLC	(1.000)	12/20/2020	0.720	EUR	4,800	(5)	(63)	0	(68)

							$(1,917)	$(237)	$1,237	$(3,391)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.824%		$300	$(11)	$5	$0	$(6)
	Brazil Government International Bond	1.000	09/20/2019	2.139		100	(3)	(1)	0	(4)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	500	(50)	14	0	(36)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339		8,100	(61)	92	31	0
BPS	Tesco PLC	1.000	12/20/2020	2.536		1,300	(140)	46	0	(94)
BRC	Russia Government International Bond	1.000	09/20/2016	0.228		$15,500	(206)	238	32	0
	Tesco PLC	1.000	12/20/2020	2.536	EUR	6,400	(533)	71	0	(462)
CBK	Brazil Government International Bond	1.000	03/20/2019	1.824		$5,100	(212)	102	0	(110)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	1,800	(153)	23	0	(130)
DUB	Brazil Government International Bond	1.000	03/20/2019	1.824		$20,900	(832)	380	0	(452)
FBF	Tesco PLC	1.000	12/20/2020	2.536	EUR	4,200	(356)	53	0	(303)
GST	Brazil Government International Bond	1.000	03/20/2019	1.824		$13,100	(589)	306	0	(283)
	Greece Government International Bond	1.000	12/20/2016	11.983		8,500	(1,871)	1,491	0	(380)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	700	(65)	14	0	(51)
HUS	Brazil Government International Bond	1.000	09/20/2019	2.139		$4,600	(132)	(30)	0	(162)
	Russia Government International Bond	1.000	09/20/2016	0.228		16,300	(191)	225	34	0
JPM	Brazil Government International Bond	1.000	03/20/2019	1.824		5,100	(243)	133	0	(110)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	4,800	(424)	78	0	(346)
MYC	Brazil Government International Bond	1.000	03/20/2019	1.824		$8,200	(349)	172	0	(177)
	Brazil Government International Bond	1.000	09/20/2019	2.139		17,400	(505)	(108)	0	(613)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	7,175	(583)	65	0	(518)

							$(7,509)	$3,369	$97	$(4,237)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021	EUR	137,100		$148,616	$(165)	$3,347	$3,182	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		21,200		23,871	80	(565)	0	(485)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	131,700		187,252	(132)	(11,899)	0	(12,031)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021	EUR	157,300		170,513	5,018	(1,368)	3,650	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		65,900		71,436	129	1,130	1,259	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		31,000		33,604	285	434	719	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		89,530		97,050	1,782	(72)	1,710	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	106,900		150,729	464	(8,933)	0	(8,469)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021	EUR	135,500		146,882	3,082	63	3,145	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		11,800		13,287	44	(314)	0	(270)
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		4,700		5,095	188	(55)	133	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.120% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	153,200		221,822	(1,644)	(16,220)	0	(17,864)
	Floating rate equal to 3-Month USD-LIBOR less 0.755% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	09/21/2018		$109,728	JPY	11,280,000	(225)	0	0	(225)
UAG	Floating rate equal to 3-Month EUR-LIBOR less 0.436% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2026	EUR	10,100		$11,373	38	(190)	0	(152)

								$8,944	$(34,642)	$13,798	$(39,496)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	46,109,600	$0	$1,120	$1,120	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		28,580,700	0	697	697	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		138,329,100	0	3,362	3,362	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		46,109,600	0	1,125	1,125	0

							$0	$6,304	$6,304	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$19,700	$0	$574	$574	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450	08/16/2016	9,200	0	279	279	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	10,700	0	345	345	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	10,100	0	328	328	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800	08/16/2016	7,600	0	258	258	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	9,500	0	344	344	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	09/14/2016	8,700	0	202	202	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.400	12/06/2016	5,500	0	121	121	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	7.250	01/03/2017	114	0	0	0	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	03/22/2017	13,300	0	224	224	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.150	03/30/2017	8,800	0	109	109	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	10,700	0	(68)	0	(68)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450	08/16/2016	9,200	0	(76)	0	(76)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	19,700	0	(187)	0	(187)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	10,100	0	(169)	0	(169)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	17,100	0	(327)	0	(327)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.000	09/14/2016	8,700	0	(103)	0	(103)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.800	12/06/2016	5,500	0	(82)	0	(82)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	9.250	01/03/2017	114	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.300	03/22/2017	13,300	0	(149)	0	(149)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.050	03/30/2017	8,800	0	(79)	0	(79)
	Pay	EUR versus BRL 1-Year ATM Implied Volatility	24.000	07/07/2016	5,700	0	465	465	0
HUS	Pay	EUR versus BRL 1-Year ATM Implied Volatility	24.500	07/08/2016	4,800	0	425	425	0
	Pay	EUR versus BRL 1-Year ATM Implied Volatility	23.750	07/13/2016	4,900	0	400	400	0

						$0	$2,834	$4,074	$(1,240)

Total Swap Agreements						$(482)	$(22,372)	$25,510	$(48,364)

(m)	Securities with an aggregate market value of $118,243 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$37,543	$0	$37,543
Non-Agency Mortgage-Backed Securities	0	4,695	0	4,695
Sovereign Issues	0	51,494	0	51,494
Belgium
Corporate Bonds & Notes	0	4,887	0	4,887
Brazil
Corporate Bonds & Notes	0	38,814	0	38,814
Sovereign Issues	0	30,146	0	30,146
Canada
Corporate Bonds & Notes	0	65,698	0	65,698
Non-Agency Mortgage-Backed Securities	0	35,846	0	35,846
Sovereign Issues	0	382,811	0	382,811
Cayman Islands
Asset-Backed Securities	0	40,954	0	40,954
China
Corporate Bonds & Notes	0	28,202	0	28,202
Sovereign Issues	0	2,174	0	2,174
Czech Republic
Sovereign Issues	0	4,656	0	4,656
Denmark
Corporate Bonds & Notes	0	442,079	0	442,079
France
Corporate Bonds & Notes	0	68,008	0	68,008
Non-Agency Mortgage-Backed Securities	0	1,326	0	1,326
Sovereign Issues	0	273,012	0	273,012
Germany
Corporate Bonds & Notes	0	47,390	0	47,390
Sovereign Issues	0	72,109	0	72,109
Greece
Corporate Bonds & Notes	0	8,151	0	8,151
Sovereign Issues	0	17,949	0	17,949
Guernsey, Channel Islands
Corporate Bonds & Notes	0	36,993	0	36,993
Ireland
Asset-Backed Securities	0	281	0	281
Corporate Bonds & Notes	0	18,335	0	18,335
Non-Agency Mortgage-Backed Securities	0	5,627	0	5,627
Sovereign Issues	0	34,957	0	34,957
Italy
Corporate Bonds & Notes	0	56,580	0	56,580
Non-Agency Mortgage-Backed Securities	0	40,746	0	40,746
Sovereign Issues	0	354,490	0	354,490
Japan
Corporate Bonds & Notes	0	46,410	0	46,410
Sovereign Issues	0	1,055,530	0	1,055,530
Jersey, Channel Islands
Corporate Bonds & Notes	0	29,331	0	29,331
Luxembourg
Asset-Backed Securities	0	670	0	670
Corporate Bonds & Notes	0	3,104	0	3,104
Netherlands
Asset-Backed Securities	0	21,184	0	21,184
Corporate Bonds & Notes	0	48,013	0	48,013
Non-Agency Mortgage-Backed Securities	0	1,067	0	1,067
Norway
Corporate Bonds & Notes	0	9,570	0	9,570
Sovereign Issues	0	7,568	0	7,568
Poland
Sovereign Issues	0	402	0	402
Portugal
Corporate Bonds & Notes	0	11,843	0	11,843
Qatar
Sovereign Issues	0	7,859	0	7,859
Slovenia
Sovereign Issues	0	297,034	0	297,034
Spain
Non-Agency Mortgage-Backed Securities	0	5,793	0	5,793
Sovereign Issues	0	183,749	0	183,749
Supranational
Corporate Bonds & Notes	0	101,255	0	101,255
Sweden
Corporate Bonds & Notes	0	41,686	0	41,686
Switzerland
Corporate Bonds & Notes	0	39,469	0	39,469
Sovereign Issues	0	12,787	0	12,787
United Kingdom
Corporate Bonds & Notes	0	217,497	0	217,497
Non-Agency Mortgage-Backed Securities	0	129,878	0	129,878
Sovereign Issues	0	327,447	0	327,447
United States
Asset-Backed Securities	0	493,353	0	493,353
Bank Loan Obligations	0	14,176	0	14,176
Corporate Bonds & Notes	0	272,482	5,918	278,400
Municipal Bonds & Notes	0	9,560	0	9,560
Non-Agency Mortgage-Backed Securities	0	357,683	62	357,745
Preferred Securities	495	0	0	495
U.S. Government Agencies	0	551,102	0	551,102
U.S. Treasury Obligations	0	763,194	0	763,194
Short-Term Instruments
Repurchase Agreements	0	38,647	0	38,647
Japan Treasury Bills	0	1,266,956	0	1,266,956
U.S. Treasury Bills	0	41,470	0	41,470
	$495	$8,613,722	$5,980	$8,620,197

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$107,187	$0	$0	$107,187

Total Investments	$107,682	$8,613,722	$5,980	$8,727,384

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(12,005)	0	(12,005)
U.S. Treasury Obligations	0	(53,510)	0	(53,510)
	$0	$(65,515)	$0	$(65,515)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,505	8,225	0	12,730
Over the counter	0	195,416	0	195,416
	$4,505	$203,641	$0	$208,146

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,451)	(8,844)	0	(11,295)
Over the counter	0	(242,184)	0	(242,184)

	$(2,451)	$(251,028)	$0	$(253,479)

Totals	$109,736	$8,500,820	$5,980	$8,616,536

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (Unhedged)

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.8%
AUSTRALIA 1.1%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Puma SE
2.750% due 05/13/2045	AUD	3,741	$2,776
Superannuation Members Home Loan Securitisation Fund
3.350% due 09/09/2041		65	48

			2,824

SOVEREIGN ISSUES 0.9%
New South Wales Treasury Corp.
4.000% due 05/20/2026		3,400	2,937
6.000% due 02/01/2018		3,300	2,626
Queensland Treasury Corp.
4.250% due 07/21/2023		7,200	6,076

			11,639

Total Australia (Cost $17,203)			14,463

BELGIUM 0.2%
CORPORATE BONDS & NOTES 0.2%
KBC Bank NV
8.000% due 01/25/2023		$2,000	2,125

Total Belgium (Cost $2,128)			2,125

BRAZIL 3.2%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
4.375% due 05/20/2023		$1,700	1,385
7.875% due 03/15/2019		1,300	1,345
8.375% due 05/23/2021		3,700	3,828

			6,558

SOVEREIGN ISSUES 2.7%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (d)	BRL	88,100	26,505
0.000% due 07/01/2017 (d)		26,300	7,225

			33,730

Total Brazil (Cost $36,626)			40,288

CANADA 9.3%
CORPORATE BONDS & NOTES 0.6%
Bank of Nova Scotia
1.875% due 04/26/2021		$4,500	4,539
Royal Bank of Canada
2.300% due 03/22/2021		3,200	3,292

			7,831

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
1.041% due 06/01/2020	CAD	1,771	1,358
1.241% due 07/01/2020		4,577	3,526
1.241% due 08/01/2020		1,611	1,241

			6,125

SOVEREIGN ISSUES 8.2%
Canada Government International Bond
1.500% due 12/01/2044 (e)		1,998	2,049
Province of Alberta
1.250% due 06/01/2020		6,300	4,899
2.350% due 06/01/2025		6,500	5,196
Province of British Columbia
4.300% due 06/18/2042		3,100	3,121

Province of Ontario
2.450% due 06/29/2022		$6,600	6,913
2.600% due 06/02/2025	CAD	45,600	37,530
3.150% due 06/02/2022		25,100	21,375
3.450% due 06/02/2045		10,200	8,996
3.500% due 06/02/2024		11,700	10,271
Province of Quebec
5.000% due 12/01/2038		3,200	3,383
5.000% due 12/01/2041		100	108

			103,841

Total Canada (Cost $118,978)			117,797

CAYMAN ISLANDS 1.6%
ASSET-BACKED SECURITIES 1.6%
Hillmark Funding Ltd.
0.904% due 05/21/2021		$2,817	2,782
Neuberger Berman CLO Ltd.
1.445% due 07/25/2023		6,300	6,291
1.931% due 07/25/2023 (b)		8,200	8,200
Stone Tower CLO Ltd.
0.863% due 04/17/2021		154	152
Symphony CLO LP
1.729% due 01/09/2023		2,868	2,859

Total Cayman Islands (Cost $20,240)			20,284

DENMARK 5.7%
CORPORATE BONDS & NOTES 4.9%
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2037	DKK	2,200	339
2.500% due 10/01/2047		6,262	940
3.000% due 10/01/2047		8,900	1,366
Nykredit Realkredit A/S
1.000% due 10/01/2016		2,300	345
1.000% due 04/01/2017		23,100	3,484
2.000% due 10/01/2037		15,800	2,374
2.500% due 10/01/2037		38,165	5,868
2.500% due 10/01/2047		94,791	14,267
3.000% due 10/01/2047		85,204	13,087
Realkredit Danmark A/S
2.000% due 04/01/2017		72,700	11,038
2.000% due 10/01/2037		14,648	2,199
2.500% due 10/01/2037		4,300	662
2.500% due 10/01/2047		9,447	1,421
3.000% due 10/01/2047		27,907	4,273

			61,663

SOVEREIGN ISSUES 0.8%
Denmark Government International Bond
3.000% due 11/15/2021		59,100	10,427

Total Denmark (Cost $71,901)			72,090

FRANCE 5.3%
CORPORATE BONDS & NOTES 1.2%
BNP Paribas S.A.
7.625% due 03/30/2021 (f)		$1,000	1,003
Credit Agricole S.A.
7.875% due 01/23/2024 (f)		4,000	3,840
Dexia Credit Local S.A.
1.242% due 03/23/2018		2,400	2,404
1.875% due 03/28/2019		6,000	6,071
Numericable SFR S.A.
7.375% due 05/01/2026		2,200	2,178

			15,496

SOVEREIGN ISSUES 4.1%
France Government International Bond
3.250% due 05/25/2045 (i)	EUR	7,600	13,390
4.000% due 10/25/2038 (i)		11,200	20,710
4.500% due 04/25/2041 (i)		8,600	17,463

			51,563

Total France (Cost $56,741)			67,059

GERMANY 1.2%
CORPORATE BONDS & NOTES 1.2%
KFW
5.000% due 03/19/2024	AUD	300	262
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		1,000	823
5.500% due 03/29/2022		16,700	14,513

Total Germany (Cost $14,918)			15,598

GREECE 0.4%
CORPORATE BONDS & NOTES 0.1%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,500	1,596

SOVEREIGN ISSUES 0.3%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	465,000	4,261

Total Greece (Cost $5,372)			5,857

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,200	1,199

Total Guernsey, Channel Islands (Cost $1,197)			1,199

IRELAND 0.6%
CORPORATE BONDS & NOTES 0.2%
Depfa ACS Bank
3.875% due 11/14/2016	EUR	2,100	2,364

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Emerald Mortgages PLC
0.001% due 07/15/2048		1,130	1,181

SOVEREIGN ISSUES 0.3%
Ireland Government International Bond
5.400% due 03/13/2025		2,700	4,251

Total Ireland (Cost $7,632)			7,796

ITALY 3.8%
CORPORATE BONDS & NOTES 0.2%
Intesa Sanpaolo SpA
5.710% due 01/15/2026		$2,500	2,376

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Casa D’este Finance SRL
0.087% due 09/15/2040	EUR	1,930	2,111
Giovecca Mortgages SRL
0.351% due 04/23/2048		396	439

			2,550

SOVEREIGN ISSUES 3.4%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (e)(i)		4,503	5,148
2.700% due 03/01/2047 (i)		5,200	6,213
3.250% due 09/01/2046		2,000	2,670
4.000% due 02/01/2037 (i)		11,250	16,574
4.750% due 09/01/2044 (i)		7,600	12,716

			43,321

Total Italy (Cost $48,221)			48,247

JAPAN 13.5%
CORPORATE BONDS & NOTES 0.5%
Sumitomo Mitsui Financial Group, Inc.
2.337% due 03/09/2021		$6,400	6,536

SOVEREIGN ISSUES 13.0%
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		5,200	5,290
Japan Government International Bond
1.400% due 09/20/2034	JPY	12,650,000	153,458
1.600% due 03/20/2033		2,000	25
1.700% due 09/20/2032		250,000	3,116
Tokyo Metropolitan Government
2.000% due 05/17/2021		$2,600	2,636

			164,525

Total Japan (Cost $129,545)			171,061

JERSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
AA Bond Co. Ltd.
4.249% due 07/31/2043	GBP	2,000	2,760
UBS Group Funding Jersey Ltd.
4.125% due 04/15/2026		$3,100	3,235

Total Jersey, Channel Islands (Cost $6,088)			5,995

LUXEMBOURG 0.1%
ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
0.067% due 06/04/2024	EUR	510	562

Total Luxembourg (Cost $659)			562

NETHERLANDS 1.7%
ASSET-BACKED SECURITIES 0.3%
Chapel BV
0.402% due 11/17/2064	EUR	378	395
Highlander Euro CDO BV
0.069% due 05/01/2023		2,464	2,688
Panther CDO BV
0.148% due 10/15/2084		923	1,003

			4,086

CORPORATE BONDS & NOTES 1.4%
Bank Nederlandse Gemeenten NV
4.750% due 03/06/2023	AUD	3,000	2,524
Cooperatieve Rabobank UA
2.500% due 01/19/2021		$8,700	8,927
8.375% due 07/26/2016 (f)		1,700	1,709
8.400% due 06/29/2017 (f)		1,200	1,259
ING Bank NV
2.625% due 12/05/2022		2,350	2,463
Vonovia Finance BV
5.000% due 10/02/2023		500	551

			17,433

Total Netherlands (Cost $21,216)			21,519

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.5%
DNB Bank ASA
2.375% due 06/02/2021		$1,400	1,423

Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,832

			6,255

SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	1,900	1,568

Total Norway (Cost $8,388)			7,823

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
3.250% due 07/25/2025	PLN	300	79

Total Poland (Cost $89)			79

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	4,400	1,343
4.750% due 01/15/2018 ^		1,500	458

Total Portugal (Cost $6,714)			1,801

QATAR 0.1%
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.625% due 06/02/2046		$1,200	1,310

Total Qatar (Cost $1,171)			1,310

SLOVENIA 6.9%
SOVEREIGN ISSUES 6.9%
Slovenia Government International Bond
4.125% due 02/18/2019		$5,900	6,218
4.700% due 11/01/2016	EUR	53,200	59,945
5.250% due 02/18/2024		$14,400	16,258
5.500% due 10/26/2022		200	227
5.850% due 05/10/2023		4,600	5,349

Total Slovenia (Cost $100,368)			87,997

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Korea Hydro & Nuclear Power Co. Ltd.
1.434% due 05/22/2017		$1,600	1,599

Total South Korea (Cost $1,600)			1,599

SPAIN 3.3%
SOVEREIGN ISSUES 3.3%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	4,100	4,585
4.750% due 06/04/2018		1,100	1,246
4.950% due 02/11/2020 (i)		3,400	3,952
Autonomous Community of Madrid
4.300% due 09/15/2026		3,400	4,738
4.688% due 03/12/2020		2,600	3,354
Spain Government International Bond
2.900% due 10/31/2046		3,600	4,500
4.700% due 07/30/2041 (i)		1,300	2,152
4.900% due 07/30/2040 (i)		5,700	9,627
5.400% due 01/31/2023 (i)		5,400	7,870

Total Spain (Cost $41,380)			42,024

SUPRANATIONAL 1.3%
CORPORATE BONDS & NOTES 1.3%
Asian Development Bank
0.500% due 03/24/2020	AUD	2,100	1,460
4.625% due 03/06/2019	NZD	13,000	9,763

European Investment Bank
6.250% due 06/08/2021	AUD	1,600	1,400
Inter-American Development Bank
1.875% due 03/15/2021		$3,100	3,188

Total Supranational (Cost $16,650)			15,811

SWEDEN 1.5%
CORPORATE BONDS & NOTES 1.5%
Stadshypotek AB
2.500% due 09/18/2019	SEK	72,000	9,242
4.250% due 10/10/2017	AUD	1,200	913
Svenska Handelsbanken AB
1.781% due 03/30/2021		$3,900	3,941
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	40,700	5,100

Total Sweden (Cost $20,904)			19,196

SWITZERLAND 1.5%
CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG
3.000% due 10/29/2021		$1,200	1,230
6.500% due 08/08/2023		3,800	3,991
UBS AG
5.125% due 05/15/2024		4,800	4,902
7.250% due 02/22/2022		6,000	6,165

			16,288

SOVEREIGN ISSUES 0.2%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	1,400	2,371

Total Switzerland (Cost $18,583)			18,659

UNITED KINGDOM 8.4%
CORPORATE BONDS & NOTES 4.1%
Barclays Bank PLC
7.625% due 11/21/2022		$1,900	2,048
7.750% due 04/10/2023		5,338	5,518
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	6,600	6,519
HBOS PLC
1.331% due 09/30/2016		$2,100	2,100
HSBC Holdings PLC
2.901% due 03/08/2021		6,200	6,357
5.100% due 04/05/2021		2,300	2,540
6.500% due 05/20/2024	GBP	1,800	2,962
Lloyds Bank PLC
2.050% due 01/22/2019		$2,000	1,996
12.000% due 12/16/2024 (f)		5,000	6,831
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	2,641	2,905
7.500% due 08/10/2020 (f)		$615	567
8.000% due 08/10/2025 (f)		600	561
Royal Bank of Scotland PLC
9.500% due 03/16/2022		3,350	3,492
Tesco PLC
5.000% due 03/24/2023	GBP	600	825
6.125% due 02/24/2022		3,300	4,811
Tesco Property Finance PLC
5.411% due 07/13/2044		841	1,024
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		600	751

			51,807

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Business Mortgage Finance PLC
2.591% due 02/15/2041		3,094	3,970
EuroMASTR PLC
0.772% due 06/15/2040		379	446
Eurosail PLC
1.524% due 06/13/2045		2,520	3,031
Paragon Mortgages PLC
0.951% due 05/15/2041		515	613
Preferred Residential Securities PLC
1.322% due 12/15/2042		795	905
RMAC Securities PLC
0.806% due 06/12/2044		$321	283

Southern Pacific Financing PLC
1.175% due 12/10/2042	GBP	456	508

			9,756

SOVEREIGN ISSUES 3.5%
United Kingdom Gilt
3.250% due 01/22/2044		5,300	9,380
3.500% due 01/22/2045 (i)		1,900	3,532
4.250% due 12/07/2040 (i)		13,100	26,306
4.750% due 12/07/2030		200	385
4.750% due 12/07/2038 (i)		2,100	4,401

			44,004

Total United Kingdom (Cost $104,041)			105,567

UNITED STATES 38.7%
ASSET-BACKED SECURITIES 2.4%
ACE Securities Corp. Home Equity Loan Trust
0.923% due 10/25/2035		$2,000	1,746
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.323% due 07/25/2034		642	582
Amortizing Residential Collateral Trust
1.033% due 07/25/2032		8	7
1.153% due 10/25/2031		3	3
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.273% due 02/25/2034		394	356
Bear Stearns Asset-Backed Securities Trust
0.703% due 08/25/2020 ^		302	200
0.853% due 09/25/2046		1,386	1,175
CIT Group Home Equity Loan Trust
0.993% due 06/25/2033		36	34
Citigroup Mortgage Loan Trust, Inc.
0.513% due 07/25/2045		1,258	880
0.523% due 05/25/2037		160	113
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		24	24
Countrywide Asset-Backed Certificates
0.693% due 12/25/2031 ^		9	7
0.793% due 12/25/2036 ^		108	53
1.428% due 06/25/2035		183	181
Credit Suisse First Boston Mortgage Securities Corp.
1.073% due 01/25/2032		2	2
Credit-Based Asset Servicing and Securitization LLC
0.566% due 07/25/2037		219	132
Home Equity Asset Trust
1.053% due 11/25/2032		1	1
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		432	199
Lehman XS Trust
0.603% due 04/25/2037 ^		1,089	828
Merrill Lynch Mortgage Investors Trust
0.533% due 09/25/2037		201	79
0.573% due 02/25/2037		50	23
0.953% due 06/25/2036		643	617
Morgan Stanley ABS Capital, Inc. Trust
0.503% due 07/25/2036		115	51
1.398% due 06/25/2034		1,174	1,112
Morgan Stanley Home Equity Loan Trust
0.803% due 04/25/2037		1,705	1,056
Morgan Stanley Mortgage Loan Trust
0.523% due 01/25/2047 ^		1	1
0.813% due 04/25/2037		547	262
5.919% due 09/25/2046 ^		1,968	980
Navient Private Education Loan Trust
1.142% due 09/16/2024		1,897	1,884
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,322
People’s Choice Home Loan Securities Trust
1.803% due 01/25/2035		2,000	1,766
Popular ABS Mortgage Pass-Through Trust
0.763% due 06/25/2047 ^		1,769	1,269
Renaissance Home Equity Loan Trust
0.953% due 12/25/2033		388	363
Residential Asset Mortgage Products Trust
1.218% due 06/25/2035		2,000	1,971
Residential Asset Securities Corp. Trust
0.953% due 07/25/2032 ^		23	21
Securitized Asset-Backed Receivables LLC Trust
0.503% due 12/25/2036		43	22
0.513% due 12/25/2036 ^		35	11
0.583% due 05/25/2037 ^		573	377
SG Mortgage Securities Trust
0.603% due 10/25/2036		1,800	1,105

Soundview Home Loan Trust
0.513% due 11/25/2036	37	15
0.583% due 12/25/2036	974	942
0.703% due 08/25/2037	3,000	2,110
Structured Asset Investment Loan Trust
0.813% due 10/25/2035	637	627
Structured Asset Securities Corp. Mortgage Loan Trust
1.957% due 04/25/2035	286	270
Washington Mutual Asset-Backed Certificates Trust
0.513% due 10/25/2036	57	29

		29,808

BANK LOAN OBLIGATIONS 0.2%
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	2,500	2,499

CORPORATE BONDS & NOTES 5.7%
AbbVie, Inc.
2.300% due 05/14/2021	2,600	2,635
Ally Financial, Inc.
2.500% due 03/15/2017 (g)	5,000	4,931
3.500% due 07/18/2016	1,300	1,302
5.500% due 02/15/2017	1,050	1,067
American International Group, Inc.
3.900% due 04/01/2026	4,200	4,339
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	1,400	1,452
3.300% due 02/01/2023	1,200	1,264
Aviation Capital Group Corp.
7.125% due 10/15/2020	300	341
Bank of America Corp.
6.100% due 03/17/2025 (f)	500	508
Brixmor Operating Partnership LP
4.125% due 06/15/2026	2,700	2,778
CenturyLink, Inc.
6.000% due 04/01/2017	2,800	2,880
Charter Communications Operating LLC
4.464% due 07/23/2022	600	647
4.908% due 07/23/2025	2,200	2,402
6.384% due 10/23/2035	4,200	4,990
Citigroup, Inc.
1.587% due 06/07/2019	2,400	2,405
2.050% due 06/07/2019	900	907
2.650% due 10/26/2020	4,200	4,279
Emera U.S. Finance LP
2.700% due 06/15/2021	3,100	3,172
Ford Motor Credit Co. LLC
1.569% due 01/09/2018	1,800	1,800
5.875% due 08/02/2021	800	919
International Lease Finance Corp.
6.750% due 09/01/2016	300	302
JPMorgan Chase & Co.
2.550% due 03/01/2021	4,100	4,186
3.900% due 07/15/2025	3,100	3,354
Kinder Morgan, Inc.
5.000% due 02/15/2021	1,600	1,688
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	14,600	1,040
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	3,800	3,871
OneMain Financial Holdings LLC
6.750% due 12/15/2019	400	391
Oracle Corp.
1.900% due 09/15/2021 (b)	1,200	1,206
Pricoa Global Funding
2.200% due 06/03/2021	2,500	2,539
Southern Co.
2.950% due 07/01/2023	3,200	3,323
Ventas Realty LP
3.125% due 06/15/2023	1,500	1,533
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	1,600	1,643
3.550% due 04/01/2025	1,500	1,550

		71,644

MUNICIPAL BONDS & NOTES 0.2%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	973
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	425	433
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	141

Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	500	603
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	600	831

		2,981

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.6%
Adjustable Rate Mortgage Trust
3.110% due 09/25/2035	291	242
3.393% due 07/25/2035	359	342
American Home Mortgage Assets Trust
0.643% due 09/25/2046 ^	1,454	997
American Home Mortgage Investment Trust
2.478% due 09/25/2045	376	363
Banc of America Funding Trust
3.017% due 01/20/2047 ^	267	225
3.024% due 11/20/2034	959	909
3.144% due 10/20/2046 ^	1,050	780
5.500% due 09/25/2035	1,467	1,533
5.750% due 11/25/2035	735	762
6.000% due 08/25/2036 ^	310	302
Banc of America Mortgage Trust
2.666% due 07/25/2035	119	110
2.872% due 09/25/2035 ^	372	343
5.500% due 11/25/2035 ^	204	193
BCAP LLC Trust
1.150% due 01/26/2047	1,022	911
2.729% due 02/26/2036	328	327
5.250% due 02/26/2036	1,536	1,344
5.250% due 08/26/2037	1,289	1,334
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035	193	193
2.533% due 02/25/2033	5	5
2.782% due 10/25/2033	170	171
2.870% due 02/25/2036 ^	532	448
2.930% due 10/25/2035	19	19
2.973% due 05/25/2034	138	130
3.012% due 05/25/2033	90	90
3.040% due 02/25/2034	29	28
3.115% due 05/25/2034	495	479
3.343% due 11/25/2034	1,199	1,110
Bear Stearns ALT-A Trust
2.826% due 11/25/2036 ^	1,980	1,367
2.898% due 08/25/2036 ^	101	75
3.000% due 11/25/2035 ^	77	57
3.062% due 08/25/2036 ^	1,859	1,374
3.877% due 11/25/2036 ^	680	518
Bear Stearns Structured Products, Inc. Trust
2.878% due 01/26/2036	193	151
Bella Vista Mortgage Trust
0.698% due 05/20/2045	45	34
Chase Mortgage Finance Trust
2.888% due 02/25/2037	717	721
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	165	157
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035	640	638
2.861% due 08/25/2035	454	447
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.603% due 09/25/2035 ^	2,698	2,322
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	473	474
Commercial Mortgage Trust
0.671% due 03/10/2046 (a)	12,000	416
1.866% due 01/10/2046 (a)	18,983	1,188
Countrywide Alternative Loan Trust
0.613% due 02/25/2047	536	428
0.623% due 05/25/2047	483	399
0.653% due 06/25/2037	1,431	1,220
0.658% due 03/20/2046	83	62
0.663% due 05/25/2035	1,488	1,166
0.663% due 07/25/2046 ^	74	48
0.663% due 07/25/2046	1,183	991
0.703% due 09/25/2046 ^	1,700	473
0.713% due 07/25/2046 ^	950	507
0.728% due 09/20/2046	1,402	523
0.733% due 12/25/2035	50	44
0.803% due 05/25/2037 ^	791	411
0.853% due 06/25/2036 ^	467	259
1.837% due 08/25/2035	494	445
4.653% due 11/25/2035	586	445
5.250% due 06/25/2035 ^	302	263
6.000% due 01/25/2037 ^	2,203	1,740
6.048% due 11/25/2035	416	329
6.250% due 08/25/2037 ^	655	555
6.500% due 08/25/2032	378	380

Countrywide Home Loan Mortgage Pass-Through Trust
0.673% due 05/25/2035	607	408
0.743% due 04/25/2035	111	89
0.793% due 03/25/2036	488	253
1.093% due 03/25/2035	1,587	1,173
1.113% due 02/25/2035	236	204
1.133% due 02/25/2035	104	88
2.592% due 02/20/2036 ^	721	635
2.674% due 11/25/2034	64	61
2.676% due 01/20/2035	129	125
2.689% due 11/20/2034	1,010	954
2.757% due 04/20/2036 ^	338	297
2.774% due 09/25/2047 ^	1,192	1,033
2.874% due 08/25/2034 ^	62	53
2.896% due 11/19/2033	14	14
3.002% due 08/25/2034 ^	118	101
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^	781	434
Credit Suisse First Boston Mortgage Securities Corp.
1.603% due 03/25/2034 ^	96	93
2.677% due 07/25/2033	29	29
6.000% due 12/25/2035	438	420
Credit Suisse Mortgage Capital Certificates
5.924% due 12/16/2049	4,643	4,699
DBUBS Mortgage Trust
0.384% due 11/10/2046 (a)	15,100	198
1.049% due 11/10/2046 (a)	14,786	358
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^	719	598
Deutsche ALT-B Securities, Inc.
0.553% due 10/25/2036 ^	95	59
6.300% due 07/25/2036 ^	617	476
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.055% due 06/26/2035	283	281
Extended Stay America Trust
0.000% due 12/05/2031 (a)	25,856	0
First Horizon Alternative Mortgage Securities Trust
2.355% due 08/25/2035 ^	1,271	1,089
First Horizon Mortgage Pass-Through Trust
2.929% due 08/25/2035	216	190
5.000% due 10/25/2020	48	47
GMAC Mortgage Corp. Loan Trust
3.410% due 06/25/2034	60	58
GreenPoint Mortgage Funding Trust
0.633% due 01/25/2037	1,242	1,000
0.653% due 12/25/2046 ^	1,059	687
0.663% due 04/25/2036	708	530
0.723% due 11/25/2045	78	67
0.893% due 06/25/2045	350	306
Greenpoint Mortgage Pass-Through Certificates
3.135% due 10/25/2033	106	105
GS Mortgage Securities Corp.
0.395% due 05/03/2032 (a)	65,000	1,373
1.753% due 02/10/2046 (a)	18,227	1,434
2.465% due 11/10/2045 (a)	24,524	2,207
GSR Mortgage Loan Trust
0.713% due 08/25/2046	851	375
2.220% due 03/25/2033	127	125
2.876% due 09/25/2035	330	332
3.072% due 05/25/2035	311	289
HarborView Mortgage Loan Trust
0.638% due 07/21/2036	894	719
0.638% due 09/19/2037	1,293	994
0.679% due 03/19/2036	195	139
0.728% due 02/19/2036	606	448
0.758% due 11/19/2035	1,094	904
1.148% due 01/19/2035	69	48
3.073% due 07/19/2035	132	115
3.121% due 07/19/2035 ^	25	21
HomeBanc Mortgage Trust
0.633% due 12/25/2036	53	47
Impac CMB Trust
1.113% due 03/25/2035	51	47
1.233% due 10/25/2034	553	510
IndyMac Mortgage Loan Trust
0.663% due 05/25/2046	1,696	1,392
0.686% due 06/25/2037	870	751
0.703% due 02/25/2037	1,600	966
0.743% due 11/25/2036 ^	672	443
2.763% due 08/25/2035	340	281
2.837% due 12/25/2034	193	182
3.092% due 11/25/2035 ^	860	803
JPMorgan Alternative Loan Trust
0.693% due 10/25/2036	4,589	3,602
2.849% due 12/25/2035 ^	3,696	3,104
5.500% due 11/25/2036 ^	7	5

JPMorgan Chase Commercial Mortgage Securities Trust
1.387% due 12/15/2047 (a)	81,305	4,462
JPMorgan Mortgage Trust
2.421% due 07/27/2037	1,413	1,320
2.467% due 11/25/2033	149	142
2.720% due 10/25/2035	319	316
2.771% due 08/25/2035	645	637
2.881% due 02/25/2036 ^	959	840
3.030% due 07/25/2035	351	347
Lehman XS Trust
0.693% due 11/25/2046 ^	85	22
0.773% due 11/25/2046 ^	811	361
MASTR Adjustable Rate Mortgages Trust
0.663% due 04/25/2046	347	247
0.793% due 05/25/2047 ^	1,095	505
MASTR Alternative Loan Trust
0.853% due 03/25/2036	490	84
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.882% due 12/15/2030	4	4
Merrill Lynch Mortgage Investors Trust
0.703% due 11/25/2035	529	497
0.703% due 08/25/2036	49	49
2.554% due 02/25/2033	141	136
2.965% due 06/25/2037	458	441
3.064% due 06/25/2035	505	491
Merrill Lynch Mortgage-Backed Securities Trust
3.126% due 04/25/2037 ^	47	40
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	91	91
Morgan Stanley Bank of America Merrill Lynch Trust
1.455% due 05/15/2046 (a)	62,116	3,407
1.760% due 02/15/2046 (a)	22,820	1,529
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.693% due 10/25/2035	541	505
2.962% due 02/25/2036 ^	248	205
3.234% due 08/25/2035	874	851
5.820% due 03/25/2047	571	568
6.138% due 03/25/2047	488	486
RBSSP Resecuritization Trust
2.484% due 10/26/2036	774	782
Residential Accredit Loans, Inc. Trust
0.603% due 02/25/2047	1,581	844
0.663% due 04/25/2046	93	41
0.753% due 01/25/2035	751	719
3.275% due 08/25/2035 ^	132	69
3.869% due 09/25/2035 ^	416	335
6.000% due 06/25/2037 ^	689	565
Residential Asset Securitization Trust
0.903% due 12/25/2036 ^	441	115
6.250% due 10/25/2036 ^	321	268
6.500% due 08/25/2036 ^	825	465
Residential Funding Mortgage Securities, Inc. Trust
3.128% due 06/25/2035	486	474
3.154% due 09/25/2035 ^	360	276
Sequoia Mortgage Trust
0.798% due 07/20/2033	294	276
2.826% due 04/20/2035	203	211
Structured Adjustable Rate Mortgage Loan Trust
0.673% due 05/25/2037	99	82
1.810% due 01/25/2035	44	35
2.478% due 10/25/2037 ^	386	259
2.830% due 02/25/2034	210	209
2.926% due 04/25/2034	444	440
2.961% due 04/25/2035	1,644	1,523
Structured Asset Mortgage Investments Trust
0.633% due 01/25/2037	1,874	1,539
0.643% due 07/25/2046 ^	1,227	968
0.663% due 04/25/2036	449	323
0.673% due 09/25/2047	172	133
0.683% due 05/25/2045	481	420
0.698% due 07/19/2035	271	264
0.763% due 12/25/2035 ^	39	28
1.028% due 07/19/2034	10	10
1.937% due 08/25/2047 ^	1,971	1,618
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.221% due 05/25/2032	6	6
Structured Asset Securities Corp. Trust
5.500% due 05/25/2035	204	208
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	24
Thornburg Mortgage Securities Trust
2.489% due 06/25/2047 ^	2,859	2,567
UBS-Barclays Commercial Mortgage Trust
1.930% due 12/10/2045 (a)	59,377	4,756

UBS-Citigroup Commercial Mortgage Trust
2.608% due 01/10/2045 (a)	21,415	1,521
Wachovia Bank Commercial Mortgage Trust
5.884% due 06/15/2049	91	91
WaMu Mortgage Pass-Through Certificates Trust
0.733% due 11/25/2045	400	348
0.743% due 07/25/2045	729	687
0.743% due 10/25/2045	188	175
0.763% due 01/25/2045	191	181
1.093% due 01/25/2045	131	123
1.193% due 11/25/2034	1,069	958
1.220% due 12/25/2046	491	414
1.350% due 05/25/2046	1,387	1,263
1.433% due 11/25/2034	724	635
1.800% due 08/25/2042	79	75
1.837% due 06/25/2042	102	98
2.178% due 11/25/2046	207	185
2.178% due 12/25/2046	662	604
2.225% due 12/25/2036 ^	52	45
2.277% due 04/25/2037 ^	1,480	1,273
2.405% due 03/25/2036	1,542	1,387
2.439% due 02/25/2037 ^	776	680
2.574% due 08/25/2034	550	547
2.621% due 12/25/2035	1,075	991
2.769% due 03/25/2034	503	504
2.798% due 03/25/2035	699	704
2.818% due 06/25/2033	88	89
4.198% due 02/25/2037 ^	469	425
Washington Mutual Mortgage Loan Trust
1.606% due 05/25/2041	45	44
Washington Mutual Mortgage Pass-Through Certificates Trust
0.703% due 07/25/2046 ^	98	44
1.377% due 07/25/2046 ^	576	362
1.407% due 05/25/2046	2,154	1,631
2.525% due 02/25/2033	3	3
6.000% due 10/25/2035 ^	746	551
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	211	187
Wells Fargo Mortgage-Backed Securities Trust
2.855% due 03/25/2036	114	112
2.868% due 04/25/2036	340	341
3.194% due 04/25/2036 ^	90	14
6.000% due 10/25/2036 ^	289	281
Wells Fargo-RBS Commercial Mortgage Trust
0.407% due 03/15/2048 (a)	26,228	581
1.594% due 03/15/2045 (a)	68,227	3,602

		134,376

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.903% due 01/16/2018	15,700	381

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 7.8%
Fannie Mae
0.513% due 07/25/2037	$664	651
0.573% due 03/25/2034	11	11
0.603% due 08/25/2034	9	9
0.653% due 10/27/2037	2,261	2,256
0.853% due 06/25/2029 - 06/25/2036	174	173
0.903% due 01/25/2044	899	899
1.610% due 06/01/2043 - 10/01/2044	206	210
1.914% due 03/01/2033	85	88
2.260% due 12/01/2034	42	43
2.433% due 01/25/2022 (a)	19,411	1,701
2.464% due 05/01/2026	10	11
2.504% due 09/01/2035	56	59
2.653% due 11/01/2034	921	975
2.688% due 06/01/2035	74	77
2.791% due 09/01/2019	1	1
3.490% due 12/01/2020	4,780	5,166
4.323% due 12/01/2036	82	86
5.700% due 08/01/2018	2,109	2,228
6.000% due 04/25/2043 - 07/25/2044	746	868
6.500% due 06/25/2044	15	18
Fannie Mae, TBA
3.000% due 07/01/2046 - 08/01/2046	63,400	65,701
3.500% due 08/01/2031	1,000	1,058

FDIC Structured Sale Guaranteed Notes
0.935% due 11/29/2037		346	346
Federal Housing Administration
6.896% due 07/01/2020		194	190
7.430% due 11/01/2022		3	3
Freddie Mac
0.713% due 08/25/2031		25	25
0.786% due 01/15/2038		2,745	2,732
0.892% due 12/15/2031		34	34
1.004% due 09/25/2022 (a)		23,208	1,015
1.042% due 12/15/2037		1,004	1,007
1.159% due 11/25/2022 (a)		28,339	1,516
1.454% due 08/25/2019 (a)		37,102	1,354
1.552% due 11/25/2019 (a)		33,848	1,354
1.610% due 10/25/2044		751	780
1.926% due 01/15/2038 (a)		2,745	182
2.375% due 10/01/2035		12	12
2.505% due 08/01/2035		67	71
2.521% due 09/01/2035		50	53
2.605% due 10/01/2035		33	34
2.625% due 03/01/2036		233	238
2.630% due 06/01/2024		14	15
2.676% due 11/01/2035		51	54
Ginnie Mae
2.000% due 10/20/2029		13	13
6.000% due 08/20/2034		4,690	5,421
NCUA Guaranteed Notes
0.845% due 03/06/2020		590	591

			99,329

U.S. TREASURY OBLIGATIONS 11.8%
U.S. Treasury Bonds
3.750% due 11/15/2043		6,000	7,924
5.250% due 02/15/2029 (m)		300	424
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (k)(m)		951	971
0.125% due 07/15/2022 (i)(k)(m)		24,238	24,812
0.125% due 01/15/2023 (i)(k)(m)		40,212	40,793
0.250% due 01/15/2025 (i)(k)(m)		29,997	30,489
1.375% due 01/15/2020 (i)(k)(m)		3,208	3,428
2.375% due 01/15/2025 (m)		457	546
2.375% due 01/15/2027 (i)(m)		5,101	6,270
2.500% due 01/15/2029 (i)(m)		2,006	2,545
U.S. Treasury Notes
2.000% due 02/15/2025 (k)(m)		10,100	10,572
U.S. Treasury STRIPS
0.000% due 11/15/2023 (d)		7,300	6,582
0.000% due 05/15/2026 (d)(k)		17,300	14,706

			150,062

Total United States (Cost $489,369)			491,080

SHORT-TERM INSTRUMENTS 9.0%
REPURCHASE AGREEMENTS (h) 0.1%			996

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 8.7%
(0.258)% due 08/15/2016 - 09/12/2016 (c)(d)	JPY	11,440,000	110,823

U.S. TREASURY BILLS 0.2%
0.239% due 07/21/2016 - 11/03/2016 (c)(d)(m)		$2,639	2,637

Total Short-Term Instruments (Cost $108,297)			114,456

Total Investments in Securities (Cost $1,476,219)			1,519,342

	SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III	2,417,301	23,893

Total Short-Term Instruments (Cost $23,892)		23,893

Total Investments in Affiliates (Cost $23,892)		23,893

Total Investments 121.7% (Cost $1,500,111)		$1,543,235
Financial Derivative Instruments (j)(l) (0.2)% (Cost or Premiums, net $(290))		(3,199)
Other Assets and Liabilities, net (21.5)%		(272,364)

Net Assets 100.0%		$1,267,672

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,931	0.39%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$996	U.S. Treasury Notes 0.750% due 12/31/2017	$(1,017)	$996	$996

Total Repurchase Agreements						$(1,017)	$996	$996

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BPS	(0.330)%	05/04/2016	08/03/2016		EUR	(40,594)	$(45,025)
BRC	(0.850)	06/17/2016	TBD	(2)		(1,349)	(1,496)
DBL	(0.850)	05/28/2015	TBD	(2)		(1,021)	(1,126)
	(0.850)	08/03/2015	TBD	(2)		(1,099)	(1,213)
GRE	0.610	06/10/2016	07/12/2016			$(6,479)	(6,481)
MBC	(0.410)	04/12/2016	07/13/2016		EUR	(15,032)	(16,666)
	(0.370)	04/12/2016	07/13/2016			(28,889)	(32,032)
	0.750	05/11/2016	08/10/2016		GBP	(22,537)	(30,037)
RDR	0.600	04/11/2016	07/11/2016			$(34,391)	(34,437)

Total Reverse Repurchase Agreements							$(168,513)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Sale-Buyback Transactions
BPS	(0.320)%	05/04/2016	08/03/2016		EUR	(11,007)	$(12,667)

Total Sale-Buyback Transactions							$(12,667)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(174,701) at a weighted average interest rate of 0.066%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	3.500%	07/01/2046	$3,000	$(3,136)	$(3,165)
Fannie Mae, TBA	4.000	07/01/2046	4,000	(4,267)	(4,288)
Fannie Mae, TBA	4.500	07/01/2046	4,500	(4,896)	(4,913)
Fannie Mae, TBA	4.500	08/01/2046	5,000	(5,453)	(5,455)
U.S. Treasury Bonds	4.500	02/15/2036	6,000	(8,644)	(8,748)

Total Short Sales				$(26,396)	$(26,569)

(4)	Payable for short sales includes $105 of accrued interest.

(i)	Securities with an aggregate market value of $188,541 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$110.000	08/26/2016	93	$1	$0
Put - CBOT U.S. Treasury 5-Year Note September Futures	112.250	08/26/2016	501	4	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/26/2016	2,033	17	2
Call - CBOT U.S. Treasury 30-Year Bond September Futures	210.000	08/26/2016	86	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September Futures	135.000	08/26/2016	16	0	0

				$23	$3

Total Purchased Options				$23	$3

Futures Contracts:

					Variation Margin (5)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	1,522	$(1,766)	$0	$(76)
90-Day Eurodollar March Futures	Short	03/2018	129	(61)	0	(5)
Call Options Strike @ EUR 166.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2016	284	(268)	16	(25)
Call Options Strike @ EUR 181.000 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	401	0	0	0
Canada Government 10-Year Bond September Futures	Short	09/2016	48	(132)	11	(17)
Euro-Bobl September Futures	Long	09/2016	360	559	12	(12)
Euro-BONO September Futures September Futures	Long	09/2016	19	60	22	0
Euro-BTP Italy Government Bond September Futures	Long	09/2016	333	296	347	0
Euro-Bund 10-Year Bond September Futures	Long	09/2016	27	100	9	(3)
Euro-Buxl 30-Year Bond September Futures	Long	09/2016	35	649	73	0
Euro-OAT France Government 10-Year Bond September Futures	Long	09/2016	331	1,507	228	0
Japan Government 10-Year Bond September Futures	Long	09/2016	46	155	40	(27)
Put Options Strike @ EUR 128.750 on Euro-Bobl August Futures	Long	07/2016	1,100	(1)	0	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond August Futures	Long	07/2016	284	(117)	0	(3)
U.S. Treasury 5-Year Note September Futures	Long	09/2016	560	1,269	44	(2)
U.S. Treasury 10-Year Note September Futures	Long	09/2016	1,808	2,831	0	(141)
U.S. Treasury 30-Year Bond September Futures	Short	09/2016	86	(831)	56	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2016	16	190	0	(15)
United Kingdom Long Gilt September Futures	Long	09/2016	112	889	71	0

Total Futures Contracts				$5,329	$929	$(326)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin (5)
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
iTraxx Europe Main 25 5-Year Index	(1.000)%	06/20/2021	EUR	64,100	$(555)	$224	$0	$(324)
iTraxx Europe Senior 25 5-Year Index	(1.000)	06/20/2021		82,000	512	569	0	(742)

					$(43)	$793	$0	$(1,066)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin (5)
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021		$4,300	$145	$(10)	$20	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020		60,000	493	593	103	0
CDX.IG-26 5-Year Index	1.000	06/20/2021		16,900	190	24	32	0

					$828	$607	$155	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	12.360%	01/04/2021	BRL	39,300	$154	$222	$20	$0
Pay	1-Year BRL-CDI	12.800	01/02/2025		6,400	67	66	7	0
Receive	3-Month CAD-Bank Bill	2.700	12/19/2024	CAD	28,900	(2,859)	(1,368)	0	(24)
Receive	3-Month CAD-Bank Bill	2.200	06/16/2026		29,200	(1,991)	(696)	0	(28)
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	7,200	362	364	42	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		$63,000	(754)	130	0	(13)
Receive	3-Month USD-LIBOR	1.250	06/15/2018		65,100	(665)	(291)	0	(19)
Receive	3-Month USD-LIBOR	2.038	08/31/2022		11,400	(711)	(475)	6	0
Receive	3-Month USD-LIBOR	2.000	08/31/2022		64,300	(3,856)	(2,839)	35	0
Receive	3-Month USD-LIBOR	2.300	01/13/2023		16,300	(1,355)	(781)	11	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		22,500	(1,297)	(472)	16	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		69,700	(2,370)	(873)	74	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		32,700	(2,685)	(1,315)	69	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		255,100	(6,902)	(2,024)	590	0
Pay	3-Month USD-LIBOR	2.500	06/15/2036		3,300	426	298	0	(22)
Pay	3-Month USD-LIBOR	2.098	07/01/2041		7,200	16	0	9	0
Pay	3-Month USD-LIBOR	2.500	06/15/2046		7,900	1,199	958	0	(87)
Pay	3-Month USD-LIBOR	2.250	12/21/2046		2,200	(193)	0	12	0
Pay	3-Month ZAR-JIBAR *	9.000	09/21/2026	ZAR	83,900	239	195	46	0
Receive	6-Month AUD-BBR-BBSW	3.250	06/17/2026	AUD	300	(22)	(20)	0	0
Pay	6-Month EUR-EURIBOR *	0.000	09/21/2018	EUR	53,800	261	20	0	(3)
Pay	6-Month EUR-EURIBOR *	0.000	09/21/2021		114,700	527	1,493	81	0
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		13,500	1,077	856	43	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		20,100	(2,580)	(2,587)	0	(128)
Receive	6-Month GBP-LIBOR *	1.750	09/16/2018	GBP	59,000	(1,965)	(1,077)	0	(72)
Pay	6-Month GBP-LIBOR *	1.250	09/21/2021		70,700	2,859	2,553	94	0
Pay	6-Month GBP-LIBOR	1.500	09/21/2026		7,100	440	488	13	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		1,000	(183)	(158)	0	(7)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	13,370,000	660	566	0	(38)
Receive	6-Month JPY-LIBOR	0.500	09/18/2022		3,270,000	(1,312)	(930)	9	0
Pay	6-Month JPY-LIBOR	1.000	12/18/2025		2,710,000	2,685	1,583	0	(12)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		480,000	167	100	0	(2)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		850,000	1,806	1,622	0	(48)
Pay	6-Month JPY-LIBOR	1.500	12/21/2045		140,000	544	219	0	(31)
Pay	28-Day MXN-TIIE	5.615	06/02/2020	MXN	171,900	95	(116)	9	0

						$(18,116)	$(4,289)	$1,186	$(534)

Total Swap Agreements						$(17,331)	$(2,889)	$1,341	$(1,600)

*	This security has a forward starting effective date.
(5)	Unsettled variation margin liability of $(106) for closed swap agreements is outstanding at period end.

(k)	Securities with an aggregate market value of $23,532 and cash of $6,173 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016	AUD	25,772		$19,056	$0	$(165)
	07/2016	NZD	2,688		1,906	0	(13)
	07/2016		$463	EUR	410	0	(8)
	08/2016		19,037	AUD	25,772	164	0
BOA	07/2016	BRL	22,993		$7,163	6	0
	07/2016	DKK	306,194		46,115	428	0
	07/2016	EUR	120,621		132,924	0	(935)
	07/2016	GBP	94,830		126,171	0	(71)
	07/2016	NZD	77,691		54,934	0	(537)
	07/2016		$6,389	BRL	22,993	769	0
	07/2016		163,464	GBP	111,482	0	(15,054)
	08/2016	TWD	374,155		$11,552	0	(84)
	08/2016		$133,066	EUR	120,621	929	0
	08/2016		126,204	GBP	94,830	68	0
	08/2016		54,856	NZD	77,691	536	0
	09/2016	AUD	308		$229	0	0
	09/2016	CNH	7,920		1,198	13	0
	09/2016	SGD	265		197	1	0
	09/2016		$6,103	EUR	5,483	18	(23)
	10/2016	BRL	14,000		$3,634	0	(606)
	10/2016	DKK	62,380		9,376	37	0
	01/2017	CNY	65,304		9,437	0	(255)
	01/2017		$5,965	CNY	39,530	0	(98)
	07/2017	BRL	68,600		$23,638	4,309	0
BPS	07/2016		112,228		32,904	0	(2,033)
	07/2016	DKK	23,415		3,507	12	0
	07/2016	NOK	517,097		61,062	0	(727)
	07/2016	SEK	392,760		46,270	0	(152)
	07/2016		$34,722	BRL	112,228	241	(26)
	07/2016		558	EUR	500	0	(3)
	08/2016		31,582	BRL	108,472	1,893	0
	08/2016		2,818	MXN	53,399	88	0
	08/2016		61,059	NOK	517,097	728	0
	08/2016		46,328	SEK	392,760	149	0
	09/2016	AUD	746		$558	3	0
	10/2016	CNH	2,506		380	6	0
	10/2016		$380	CNY	2,508	0	(6)
	01/2017	CNY	13,925		$2,012	0	(55)
BRC	07/2016	EUR	2,524		2,792	0	(9)
	07/2016		$2,606	CHF	2,548	4	0
	08/2016	CHF	2,548		$2,610	0	(4)
	08/2016		$2,794	EUR	2,524	9	0
	08/2016		2,025	MXN	37,896	38	0
	09/2016	CNH	14,133		$2,125	10	0
CBK	07/2016	BRL	2,414		752	1	0
	07/2016	CAD	29,845		22,949	0	(151)
	07/2016	DKK	14,015		2,127	36	0
	07/2016	EUR	14,823		16,762	313	0
	07/2016	GBP	8,703		12,482	896	0
	07/2016		$663	BRL	2,414	89	0
	07/2016		1,306	CHF	1,256	0	(20)
	07/2016		15,762	EUR	13,892	0	(345)
	08/2016	EUR	2,012		$2,233	0	(2)
	08/2016	INR	384,687		5,658	3	0
	08/2016	MXN	127,534		6,819	0	(122)
	08/2016	SGD	11,902		8,691	0	(141)
	08/2016		$22,147	CAD	28,798	145	0
	08/2016		43,589	INR	2,947,238	0	(267)
	08/2016		29,191	SGD	39,640	223	0
	09/2016	CNH	7,064		$1,062	5	0
	09/2016		$127	AUD	170	0	0
	10/2016	BRL	62,900		$16,342	0	(2,708)
	01/2017		$2,449	RUB	177,308	187	0
GLM	07/2016	BRL	43,439		$12,122	0	(1,401)
	07/2016	EUR	5,489		6,084	0	(7)
	07/2016	NOK	8,765		1,068	21	0
	07/2016		$13,533	BRL	43,439	0	(10)
	07/2016		152,543	EUR	136,817	24	(734)
	07/2016		1,080	GBP	745	0	(88)
	08/2016	PLN	512		$132	2	0
	08/2016		$34,955	KRW	40,513,218	161	0
	08/2016		591	ZAR	9,044	19	0
	08/2016	ZAR	5,315		$341	0	(17)
	09/2016	EUR	4,045		4,540	43	(1)
	10/2016	DKK	23,215		3,477	2	0
HUS	07/2016		$618	CAD	805	5	0
	07/2016		47,353	SEK	392,760	0	(932)
	08/2016	JPY	9,820,000		$92,430	0	(2,809)
	08/2016	SGD	16,692		12,051	0	(335)
	08/2016		$38,338	MXN	693,336	0	(601)
	08/2016		119	ZAR	1,799	2	0
	09/2016	CNH	7,061		$1,062	5	0
	09/2016	EUR	1,951		2,188	18	0
	09/2016		$1,001	CNH	6,560	0	(20)
	09/2016		1,395	EUR	1,230	0	(27)
	09/2016		1,901	SGD	2,578	11	0
	10/2016	DKK	272,710		$40,865	35	0
	01/2017	CNH	6,109		926	17	0
	01/2017		$5,995	CNY	39,700	0	(103)
	02/2017		2,264	RUB	164,321	174	0
JPM	07/2016	BRL	108,705		$33,867	26	0
	07/2016	CAD	3,736		2,911	20	(1)
	07/2016	CHF	4,256		4,307	0	(52)
	07/2016	DKK	97,850		14,874	272	0
	07/2016	EUR	7,639		8,591	114	0
	07/2016	GBP	4,822		6,991	572	0
	07/2016	RUB	427,334		6,633	0	(32)
	07/2016		$29,859	BRL	108,705	3,981	0
	07/2016		25,004	CAD	32,776	365	0
	07/2016		3,275	GBP	2,470	15	(2)
	07/2016		2,009	JPY	214,400	67	0
	07/2016		1,018	NOK	8,490	0	(3)
	07/2016		54,128	NZD	80,379	3,263	0
	08/2016	CNY	5,418		$821	9	0
	08/2016	GBP	4,803		6,457	62	0
	08/2016	RUB	78,858		1,153	0	(66)
	08/2016		$506	ZAR	7,908	27	0
	09/2016	AUD	306		$229	1	0
	09/2016	JPY	1,620,000		15,256	0	(466)
	09/2016	SGD	1,904		1,418	5	0
	09/2016		$4,333	CNH	28,258	0	(104)
	09/2016		6,529	RUB	427,334	29	0
	10/2016	BRL	36,800		$9,557	0	(1,588)
	10/2016	CNH	24,598		3,762	87	0
	10/2016	DKK	2,300		352	7	0
	10/2016		$7,306	BRL	25,600	447	0
	10/2016		3,752	CNY	24,587	0	(83)
	01/2017	CNH	2,579		$377	0	(7)
	07/2017	BRL	26,300		7,026	0	(384)
MSB	07/2016		15,223		4,743	4	0
	07/2016		$4,326	BRL	15,223	413	0
	07/2016		571	CHF	550	0	(8)
	07/2016		62,067	NOK	517,372	0	(245)
	08/2016	ZAR	13,080		$868	0	(14)
	09/2016	AUD	2,663		1,996	16	(1)
	09/2016	EUR	374		417	1	0
	09/2016	SGD	1,181		874	0	(2)
	09/2016		$667	EUR	601	2	0
	09/2016		10	SGD	13	0	0
NAB	07/2016		6,074	EUR	5,489	18	0
	07/2016		161,248	JPY	17,730,853	10,454	0
	08/2016	EUR	5,489		$6,080	0	(17)
SCX	07/2016	CHF	98		100	0	0
	07/2016	JPY	17,945,253		176,106	2,328	0
	07/2016		$18,702	AUD	26,029	710	0
	08/2016	CNH	90,106		$13,680	183	0
	08/2016	INR	432,968		6,358	0	(6)
	08/2016		$176,292	JPY	17,945,253	0	(2,365)
	10/2016	CNH	99,041		$15,047	251	0
	10/2016		$15,038	CNY	99,061	0	(253)
	01/2017		1,264	CNH	8,688	29	0
UAG	07/2016	AUD	257		$190	0	(2)
	07/2016	EUR	8,536		9,713	240	0
	07/2016	GBP	8,113		11,698	898	0
	07/2016		$2,782	EUR	2,524	19	0
	07/2016		3,566	GBP	2,568	0	(147)
	07/2016		6,331	RUB	427,334	334	0
	08/2016	CNH	6,660		$1,018	20	0
	08/2016	RUB	203,731		3,029	0	(119)
	08/2016		$305	IDR	4,074,747	3	0
	09/2016	CNH	153,673		$23,249	261	0
	09/2016	SGD	519		384	0	(1)
	09/2016		$2,004	AUD	2,701	5	0
	09/2016		23,778	CNH	155,034	0	(587)
	09/2016		204	SGD	275	0	0

Total Forward Foreign Currency Contracts						$38,454	$(38,260)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC CHF versus SEK	SEK	8.090	07/27/2016	CHF	3,220	$21	$1
	Put - OTC GBP versus USD		$1.335	09/28/2016	GBP	7,100	284	259
BPS	Put - OTC GBP versus USD		0.950	07/15/2016		100,000	14	0
	Call - OTC USD versus JPY	JPY	135.000	08/05/2016		$34,000	3	0
DUB	Put - OTC EUR versus USD		$1.100	09/26/2016	EUR	7,064	139	109
GLM	Put - OTC CHF versus SEK	SEK	8.090	07/27/2016	CHF	9,400	31	1
	Call - OTC EUR versus USD		$1.140	09/07/2016	EUR	7,200	143	53
	Put - OTC EUR versus USD		1.140	09/07/2016		7,200	143	253
	Put - OTC EUR versus USD		1.105	09/28/2016		12,600	284	220
HUS	Call - OTC USD versus SGD	SGD	1.354	09/15/2016		$3,200	47	34
	Put - OTC USD versus SGD		1.354	09/15/2016		3,200	47	48
JPM	Put - OTC CHF versus SEK	SEK	8.090	07/27/2016	CHF	600	2	0
	Put - OTC EUR versus USD		$0.970	07/28/2016	EUR	50,000	6	1
	Call - OTC USD versus JPY	JPY	111.000	08/29/2016		$7,000	116	13
SCX	Put - OTC EUR versus USD		$1.120	07/07/2016	EUR	10,700	68	129
	Put - OTC EUR versus USD		1.100	09/26/2016		4,936	94	76
	Call - OTC USD versus CNY	CNY	6.520	10/31/2016		$348	107	286

							$1,549	$1,483

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016		$420,500	$139	$34
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016		11,500	94	94
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400	03/03/2017	JPY	330,000	21	10
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016		$16,700	141	129

								$395	$267

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae 3.000% due 07/01/2046	$71.000	07/07/2016	$50,000	$2	$0
	Call - OTC Fannie Mae 4.500% due 07/01/2046	124.000	07/07/2016	9,000	0	0

					$2	$0

Total Purchased Options					$1,946	$1,750

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250%	09/21/2016	EUR	7,300	$(23)	$(11)
CBK	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		16,500	(54)	(25)
DUB	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		4,100	(12)	(6)

							$(89)	$(42)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		$8,700	$(100)	$(44)
BOA	Put - OTC AUD versus USD		$0.730	07/28/2016	AUD	900	(7)	(4)
	Call - OTC AUD versus USD		0.797	07/28/2016		900	(6)	0
	Put - OTC AUD versus USD		0.727	08/01/2016		3,700	(26)	(15)
	Call - OTC AUD versus USD		0.795	08/01/2016		3,700	(29)	(1)
	Put - OTC AUD Versus USD		0.716	08/03/2016		4,500	(33)	(11)
	Call - OTC AUD Versus USD		0.783	08/03/2016		4,500	(33)	(3)
	Call - OTC CHF versus SEK	SEK	8.604	07/27/2016	CHF	3,220	(21)	(45)
	Call - OTC GBP versus USD		$1.378	09/26/2016	GBP	1,900	(82)	(30)
	Put - OTC GBP versus USD		1.378	09/26/2016		1,900	(93)	(117)
	Put - OTC GBP versus USD		1.260	09/28/2016		7,100	(105)	(88)
	Put - OTC GBP versus USD		1.300	09/28/2016		7,100	(178)	(160)
BPS	Call - OTC GBP versus USD		1.370	09/26/2016		2,000	(91)	(37)
	Put - OTC GBP versus USD		1.370	09/26/2016		2,000	(91)	(113)
CBK	Put - OTC AUD versus USD		0.739	07/22/2016	AUD	7,410	(56)	(44)
	Put - OTC AUD versus USD		0.731	07/28/2016		2,000	(15)	(9)
	Call - OTC AUD versus USD		0.798	07/28/2016		2,000	(14)	0
	Call - OTC EUR versus JPY	JPY	113.150	09/26/2016	EUR	2,600	(96)	(97)
	Put - OTC EUR versus JPY		113.150	09/26/2016		2,600	(88)	(60)
DUB	Put - OTC AUD versus USD		$0.727	07/28/2016	AUD	2,900	(20)	(11)
	Call - OTC AUD versus USD		0.795	07/28/2016		2,900	(22)	0
	Put - OTC EUR versus USD		1.050	09/26/2016	EUR	7,064	(54)	(32)
	Call - OTC EUR versus USD		1.140	09/26/2016		7,064	(119)	(68)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$2,800	(149)	(33)
GLM	Call - OTC AUD versus JPY	JPY	75.600	09/26/2016	AUD	2,700	(68)	(78)
	Put - OTC AUD versus JPY		75.600	09/26/2016		2,700	(70)	(52)
	Call - OTC CHF versus SEK	SEK	8.600	07/27/2016	CHF	9,400	(82)	(134)
	Call - OTC EUR versus MXN	MXN	22.160	08/17/2016	EUR	5,800	(67)	(16)
	Put - OTC EUR versus MXN		18.900	03/21/2017		4,900	(191)	(49)
	Call - OTC EUR versus MXN		22.650	03/21/2017		4,900	(168)	(127)
	Put - OTC EUR versus USD		$1.060	09/28/2016		12,600	(110)	(75)
	Put - OTC EUR versus USD		1.080	09/28/2016		12,600	(167)	(122)
JPM	Call - OTC CHF versus SEK	SEK	8.600	07/27/2016	CHF	600	(5)	(9)
	Put - OTC USD versus JPY	JPY	106.500	08/29/2016		$7,000	(67)	(285)
	Call - OTC USD versus JPY		114.000	08/29/2016		7,000	(51)	(5)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		3,200	(81)	(97)
SCX	Put - OTC EUR versus USD		$1.100	07/07/2016	EUR	10,700	(27)	(23)
	Call - OTC EUR versus USD		1.160	07/07/2016		5,350	(20)	0
	Put - OTC EUR versus USD		1.050	09/26/2016		4,936	(36)	(22)
	Call - OTC EUR versus USD		1.140	09/26/2016		4,936	(80)	(48)
UAG	Put - OTC USD versus KRW	KRW	1,145.000	01/19/2017		$4,900	(110)	(146)

							$(2,928)	$(2,310)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$5,400	$(70)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016		$23,000	$(94)	$(94)
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000	03/03/2017	JPY	2,180,000	(23)	(15)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016		$33,400	(143)	(127)

								$(260)	$(236)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
DUB	Call & Put - OTC 1-Year USD/BRL versus 1-Year USD/BRL Forward Currency Volatility Agreement	0.000%	06/29/2017	$2,800	$0	$(39)
GLM	Call & Put - OTC 1-Year USD/BRL versus 1-Year USD/BRL Forward Currency Volatility Agreement	0.000	06/30/2017	1,900	0	0
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000	02/20/2017	300	0	0

					$0	$(39)

Total Written Options					$(3,347)	$(2,628)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	BAT Netherlands Finance BV	(1.000)%	12/20/2020	0.561%	EUR	900	$(20)	$0	$0	$(20)
	CenturyLink, Inc.	(0.595)	06/20/2017	0.489		$2,800	0	(3)	0	(3)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368	EUR	100	(2)	(1)	0	(3)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		$400	(11)	0	0	(11)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.630	EUR	400	(2)	(6)	0	(8)
BPS	Koninklijke DSM NV	(1.000)	12/20/2020	0.368		400	(9)	(4)	0	(13)
	Pfizer, Inc.	(1.000)	12/20/2020	0.230		$100	(4)	1	0	(3)
	Teliasonera AB	(1.000)	12/20/2020	0.496	EUR	900	(8)	(15)	0	(23)
	UBS AG	(1.000)	03/20/2017	0.917		$1,000	0	(1)	0	(1)
BRC	Altria Group, Inc.	(1.000)	12/20/2020	0.284		800	(27)	1	0	(26)
	BASF SE	(1.000)	12/20/2020	0.488	EUR	200	(4)	(1)	0	(5)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561		200	(4)	0	0	(4)
	Bayer AG	(1.000)	12/20/2020	0.591		400	(9)	1	0	(8)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368		500	(11)	(5)	0	(16)
	Pfizer, Inc.	(1.000)	12/20/2020	0.230		$100	(4)	1	0	(3)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		600	(17)	0	0	(17)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		700	(23)	2	0	(21)
CBK	Altria Group, Inc.	(1.000)	12/20/2020	0.284		200	(7)	1	0	(6)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561	EUR	200	(4)	0	0	(4)
	Bayer AG	(1.000)	12/20/2020	0.591		900	(19)	0	0	(19)
	UBS AG	(1.000)	03/20/2017	0.917		$5,000	3	(8)	0	(5)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		700	(22)	1	0	(21)
DUB	Cardinal Health, Inc.	(1.000)	12/20/2016	0.045		1,000	(19)	14	0	(5)
FBF	Altria Group, Inc.	(1.000)	12/20/2020	0.284		800	(26)	0	0	(26)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		400	(12)	1	0	(11)
GST	Altria Group, Inc.	(1.000)	12/20/2020	0.284		600	(20)	1	0	(19)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561	EUR	400	(10)	1	0	(9)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368		600	(13)	(6)	0	(19)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		$1,300	(40)	3	0	(37)
	SABMiller PLC	(1.000)	01/20/2022	0.369		500	(14)	(4)	0	(18)
	United Utilities PLC	(1.000)	12/20/2020	0.720	EUR	300	(1)	(3)	0	(4)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.630		300	(1)	(5)	0	(6)
JPM	Altria Group, Inc.	(1.000)	12/20/2020	0.284		$600	(19)	0	0	(19)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561	EUR	400	(9)	0	0	(9)
	Fortum OYJ	(1.000)	12/20/2020	0.705		200	0	(3)	0	(3)
	Intesa Sanpaolo SpA	(1.000)	03/20/2026	3.524		$2,500	430	57	487	0
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368	EUR	300	(7)	(3)	0	(10)
	Pfizer, Inc.	(1.000)	12/20/2020	0.230		$1,200	(45)	4	0	(41)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		200	(6)	0	0	(6)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		500	(15)	0	0	(15)
MYC	Pfizer, Inc.	(1.000)	12/20/2020	0.230		600	(23)	2	0	(21)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		500	(14)	0	0	(14)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		200	(6)	0	0	(6)

							$(74)	$23	$487	$(538)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2019	2.139%		$4,300	$(122)	$(30)	$0	$(152)
BRC	Russia Government International Bond	1.000	09/20/2016	0.228		3,000	(40)	46	6	0
	Tesco PLC	1.000	12/20/2020	2.536	EUR	600	(49)	6	0	(43)
DUB	Brazil Government International Bond	1.000	03/20/2019	1.824		$4,700	(184)	82	0	(102)
FBF	Tesco PLC	1.000	12/20/2020	2.536	EUR	500	(40)	4	0	(36)
HUS	Brazil Government International Bond	1.000	09/20/2019	2.139		$100	(3)	0	0	(3)
	Russia Government International Bond	1.000	09/20/2016	0.228		3,000	(35)	41	6	0
MYC	Brazil Government International Bond	1.000	03/20/2019	1.824		11,100	(554)	314	0	(240)
	Brazil Government International Bond	1.000	09/20/2019	2.139		3,800	(112)	(22)	0	(134)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	1,300	(103)	9	0	(94)

							$(1,242)	$450	$12	$(804)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021	EUR	15,000		$16,260	$(18)	$366	$348	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		1,140		1,236	36	(14)	22	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	22,900		32,561	(23)	(2,070)	0	(2,093)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021	EUR	32,500		35,230	1,037	(283)	754	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		30,540		33,105	608	(25)	583	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	17,000		23,970	74	(1,421)	0	(1,347)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021	EUR	44,500		48,238	1,012	21	1,033	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.120% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	25,400		36,774	(270)	(2,688)	0	(2,958)
	Floating rate equal to 3-Month USD-LIBOR less 0.755% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	09/21/2018		$8,755	JPY	900,000	(18)	0	0	(18)

								$2,438	$(6,114)	$2,740	$(6,416)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	8,362,500	$0	$203	$203	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		5,183,200	0	126	126	0
DUB	Pay	1-Year BRL-CDI	12.360	01/04/2021	BRL	25,800	(34)	133	99	0
Pay		3-Month KRW-KORIBOR	1.860	12/01/2020	KRW	25,087,400	0	610	610	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		8,362,500	0	204	204	0

							$(34)	$1,276	$1,242	$0

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016		$4,100	$0	$120	$120	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450	08/16/2016		2,000	0	61	61	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016		2,000	0	64	64	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016		1,800	0	59	59	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800	08/16/2016		1,300	0	44	44	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016		1,900	0	69	69	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	09/14/2016		1,700	0	39	39	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.400	12/06/2016		1,000	0	22	22	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	7.250	01/03/2017		22	0	0	0	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	03/22/2017		2,600	0	44	44	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.150	03/30/2017		1,700	0	21	21	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016		2,000	0	(13)	0	(13)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450	08/16/2016		2,000	0	(17)	0	(17)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016		4,100	0	(39)	0	(39)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016		1,800	0	(30)	0	(30)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016		3,200	0	(61)	0	(61)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.000	09/14/2016		1,700	0	(20)	0	(20)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.800	12/06/2016		1,000	0	(15)	0	(15)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	9.250	01/03/2017		22	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.300	03/22/2017		2,600	0	(29)	0	(29)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.050	03/30/2017		1,700	0	(15)	0	(15)
	Pay	EUR versus BRL 1-Year ATM Implied Volatility	24.000	07/07/2016		900	0	73	73	0
HUS	Pay	EUR versus BRL 1-Year ATM Implied Volatility	24.500	07/08/2016		800	0	71	71	0
	Pay	EUR versus BRL 1-Year ATM Implied Volatility	23.750	07/13/2016		900	0	73	73	0

							$0	$521	$760	$(239)

Total Swap Agreements							$1,088	$(3,844)	$5,241	$(7,997)

(m)	Securities with an aggregate market value of $20,904 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$2,824	$0	$2,824
Sovereign Issues	0	11,639	0	11,639
Belgium
Corporate Bonds & Notes	0	2,125	0	2,125
Brazil
Corporate Bonds & Notes	0	6,558	0	6,558
Sovereign Issues	0	33,730	0	33,730
Canada
Corporate Bonds & Notes	0	7,831	0	7,831
Non-Agency Mortgage-Backed Securities	0	6,125	0	6,125
Sovereign Issues	0	103,841	0	103,841
Cayman Islands
Asset-Backed Securities	8,200	12,084	0	20,284
Denmark
Corporate Bonds & Notes	0	61,663	0	61,663
Sovereign Issues	0	10,427	0	10,427
France
Corporate Bonds & Notes	0	15,496	0	15,496
Sovereign Issues	0	51,563	0	51,563
Germany
Corporate Bonds & Notes	0	15,598	0	15,598
Greece
Corporate Bonds & Notes	0	1,596	0	1,596
Sovereign Issues	0	4,261	0	4,261
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,199	0	1,199
Ireland
Corporate Bonds & Notes	0	2,364	0	2,364
Non-Agency Mortgage-Backed Securities	0	1,181	0	1,181
Sovereign Issues	0	4,251	0	4,251
Italy
Corporate Bonds & Notes	0	2,376	0	2,376
Non-Agency Mortgage-Backed Securities	0	2,550	0	2,550
Sovereign Issues	0	43,321	0	43,321
Japan
Corporate Bonds & Notes	0	6,536	0	6,536
Sovereign Issues	0	164,525	0	164,525
Jersey, Channel Islands
Corporate Bonds & Notes	0	5,995	0	5,995
Luxembourg
Asset-Backed Securities	0	562	0	562
Netherlands
Asset-Backed Securities	0	4,086	0	4,086
Corporate Bonds & Notes	0	17,433	0	17,433
Norway
Corporate Bonds & Notes	0	6,255	0	6,255
Sovereign Issues	0	1,568	0	1,568
Poland
Sovereign Issues	0	79	0	79
Portugal
Corporate Bonds & Notes	0	1,801	0	1,801
Qatar
Sovereign Issues	0	1,310	0	1,310
Slovenia
Sovereign Issues	0	87,997	0	87,997
South Korea
Corporate Bonds & Notes	0	1,599	0	1,599
Spain
Sovereign Issues	0	42,024	0	42,024
Supranational
Corporate Bonds & Notes	0	15,811	0	15,811
Sweden
Corporate Bonds & Notes	0	19,196	0	19,196
Switzerland
Corporate Bonds & Notes	0	16,288	0	16,288
Sovereign Issues	0	2,371	0	2,371
United Kingdom
Corporate Bonds & Notes	0	51,807	0	51,807
Non-Agency Mortgage-Backed Securities	0	9,756	0	9,756
Sovereign Issues	0	44,004	0	44,004
United States
Asset-Backed Securities	0	29,808	0	29,808
Bank Loan Obligations	0	2,499	0	2,499
Corporate Bonds & Notes	0	66,713	4,931	71,644
Municipal Bonds & Notes	0	2,981	0	2,981
Non-Agency Mortgage-Backed Securities	0	129,677	4,699	134,376
Preferred Securities	381	0	0	381
U.S. Government Agencies	0	99,136	193	99,329
U.S. Treasury Obligations	0	150,062	0	150,062
Short-Term Instruments
Repurchase Agreements	0	996	0	996
Japan Treasury Bills	0	110,823	0	110,823
U.S. Treasury Bills	0	2,637	0	2,637
	$8,581	$1,500,938	$9,823	$1,519,342

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,893	$0	$0	$23,893

Total Investments	$32,474	$1,500,938	$9,823	$1,543,235

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(17,821)	0	(17,821)
U.S. Treasury Obligations	0	(8,748)	0	(8,748)
	$0	$(26,569)	$0	$(26,569)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	929	1,341	3	2,273
Over the counter	0	45,445	0	45,445
	$929	$46,786	$3	$47,718

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(326)	(1,600)	0	(1,926)
Over the counter	0	(48,885)	0	(48,885)

	$(326)	$(50,485)	$0	$(50,811)

Totals	$33,077	$1,470,670	$9,826	$1,513,573

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.1%
BELGIUM 0.3%
CORPORATE BONDS & NOTES 0.3%
KBC Bank NV
8.000% due 01/25/2023		$2,600	$2,762

Total Belgium (Cost $2,727)			2,762

BRAZIL 3.0%
SOVEREIGN ISSUES 3.0%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (d)	BRL	66,000	19,856
0.000% due 07/01/2017 (d)		19,700	5,412

Total Brazil (Cost $22,706)			25,268

CANADA 5.3%
CORPORATE BONDS & NOTES 0.7%
Bank of Nova Scotia
1.875% due 04/26/2021		$3,300	3,329
Royal Bank of Canada
2.300% due 03/22/2021		2,400	2,469

			5,798

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Canadian Mortgage Pools
1.041% due 06/01/2020	CAD	1,683	1,290
1.241% due 07/01/2020		4,394	3,385
1.241% due 08/01/2020		1,611	1,241

			5,916

SOVEREIGN ISSUES 3.9%
Canada Government International Bond
3.000% due 12/01/2036 (f)		6,477	7,758
Province of Alberta
2.350% due 06/01/2025		4,400	3,517
Province of Ontario
2.400% due 06/02/2026		26,600	21,403

			32,678

Total Canada (Cost $42,631)			44,392

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.0%
Mountain View Funding CLO Ltd.
0.888% due 04/15/2019		$161	161

CORPORATE BONDS & NOTES 0.1%
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		2,628	493
6.750% due 10/01/2023		3,001	585

			1,078

Total Cayman Islands (Cost $5,389)			1,239

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	2,730	441
China Government International Bond
3.290% due 04/18/2020		1,840	284
3.380% due 05/23/2023		900	140
4.080% due 08/22/2023		900	146

Total China (Cost $1,012)			1,011

COLOMBIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Ecopetrol S.A.
5.875% due 05/28/2045		$6,900	6,024

Total Colombia (Cost $6,910)			6,024

CZECH REPUBLIC 1.7%
SOVEREIGN ISSUES 1.7%
Czech Republic Government International Bond
0.360% due 10/27/2016	CZK	315,700	12,963
2.500% due 08/25/2028		30,900	1,548

Total Czech Republic (Cost $14,617)			14,511

DENMARK 3.9%
CORPORATE BONDS & NOTES 3.9%
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2037	DKK	2,200	339
2.500% due 10/01/2047		45,123	6,771
3.000% due 10/01/2047		6,300	967
Nykredit Realkredit A/S
2.000% due 10/01/2037		11,000	1,653
2.500% due 10/01/2037		14,800	2,276
2.500% due 10/01/2047		45,242	6,810
3.000% due 10/01/2047		51,324	7,883
Realkredit Danmark A/S
2.000% due 04/01/2017		14,900	2,262
2.500% due 10/01/2037		1,000	154
3.000% due 10/01/2047		20,039	3,068

Total Denmark (Cost $31,292)			32,183

FRANCE 2.0%
CORPORATE BONDS & NOTES 0.1%
Dexia Credit Local S.A.
1.875% due 03/28/2019		$1,100	1,113

SOVEREIGN ISSUES 1.9%
France Government International Bond
2.500% due 05/25/2030 (j)	EUR	11,100	15,774

Total France (Cost $16,101)			16,887

GERMANY 6.6%
CORPORATE BONDS & NOTES 0.1%
KFW
5.000% due 03/19/2024	AUD	300	262
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		900	741

			1,003

SOVEREIGN ISSUES 6.5%
Republic of Germany
0.750% due 04/15/2018 (f)(j)	EUR	47,572	54,189

Total Germany (Cost $67,550)			55,192

GREECE 0.4%
CORPORATE BONDS & NOTES 0.4%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,200	1,277
5.014% due 12/27/2017		2,200	2,310

Total Greece (Cost $3,853)			3,587

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,900	1,899

Total Guernsey, Channel Islands (Cost $1,895)			1,899

HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$2,600	2,653

Total Hong Kong (Cost $2,587)			2,653

INDONESIA 1.7%
SOVEREIGN ISSUES 1.7%
Indonesia Government International Bond
5.250% due 01/17/2042		$2,700	2,869
8.375% due 03/15/2034	IDR	134,648,000	10,853

Total Indonesia (Cost $14,238)			13,722

IRELAND 2.4%
ASSET-BACKED SECURITIES 0.1%
Aquilae CLO PLC
0.187% due 01/17/2023	EUR	149	165
CELF Low Levered Partners PLC
0.086% due 03/04/2024		307	336

			501

CORPORATE BONDS & NOTES 1.4%
Bank of Ireland
10.000% due 07/30/2016		10,465	11,672

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
German Residential Funding Ltd.
0.892% due 08/27/2024		6,475	7,250

Total Ireland (Cost $21,518)			19,423

ITALY 4.2%
CORPORATE BONDS & NOTES 1.5%
Banca Carige SpA
3.875% due 10/24/2018	EUR	4,600	5,467
Intesa Sanpaolo SpA
5.017% due 06/26/2024		$5,700	5,247
5.710% due 01/15/2026		1,700	1,615

			12,329

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Casa D’este Finance SRL
0.087% due 09/15/2040	EUR	1,766	1,931
Claris Finance SRL
0.208% due 10/31/2060		6,257	6,914
Giovecca Mortgages SRL
0.351% due 04/23/2048		1,396	1,547

			10,392

SOVEREIGN ISSUES 1.5%
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (f)(j)		7,103	8,336
2.700% due 03/01/2047 (j)		3,300	3,943

			12,279

Total Italy (Cost $39,041)			35,000

JAPAN 0.9%
CORPORATE BONDS & NOTES 0.2%
Mitsubishi UFJ Financial Group, Inc.
3.850% due 03/01/2026		$1,400	1,530

SOVEREIGN ISSUES 0.7%
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		3,800	3,866

Tokyo Metropolitan Government
2.000% due 05/17/2021		1,900	1,926

			5,792

Total Japan (Cost $7,171)			7,322

LUXEMBOURG 0.6%
CORPORATE BONDS & NOTES 0.6%
Altice Financing S.A.
7.500% due 05/15/2026		$2,600	2,561
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		1,870	2,161

Total Luxembourg (Cost $4,720)			4,722

MEXICO 0.8%
CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$700	0

SOVEREIGN ISSUES 0.8%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	6,300	6,518

Total Mexico (Cost $7,203)			6,518

NETHERLANDS 3.8%
ASSET-BACKED SECURITIES 0.5%
Cadogan Square CLO BV
0.177% due 01/17/2023	EUR	2,788	3,068
Panther CDO BV
0.148% due 10/15/2084		784	853
Wood Street CLO BV
0.107% due 11/22/2021		48	53

			3,974

CORPORATE BONDS & NOTES 3.2%
Cooperatieve Rabobank UA
8.375% due 07/26/2016 (g)		$9,500	9,552
8.400% due 06/29/2017 (g)		1,400	1,468
ING Bank NV
2.625% due 12/05/2022		8,100	8,488
Vonovia Finance BV
3.200% due 10/02/2017		6,760	6,895

			26,403

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL Prime BV
0.549% due 04/17/2041	EUR	477	467
Eurosail BV
1.249% due 10/17/2040		241	260

			727

Total Netherlands (Cost $30,970)			31,104

NORWAY 0.9%
CORPORATE BONDS & NOTES 0.6%
DNB Bank ASA
2.375% due 06/02/2021		$1,500	1,524
Eksportfinans ASA
5.500% due 06/26/2017		3,400	3,523

			5,047

SOVEREIGN ISSUES 0.3%
Norway Government International Bond
3.750% due 05/25/2021	NOK	17,700	2,435

Total Norway (Cost $7,568)			7,482

POLAND 0.5%
SOVEREIGN ISSUES 0.5%
Poland Government International Bond
3.250% due 07/25/2025	PLN	15,000	3,934
5.750% due 09/23/2022		132	40

Total Poland (Cost $4,485)			3,974

PORTUGAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	2,100	641
Novo Banco S.A.
5.000% due 04/04/2019		200	163
5.000% due 04/23/2019		1,100	892
5.000% due 05/21/2019		810	663
5.000% due 05/23/2019		1,650	1,351

Total Portugal (Cost $7,219)			3,710

QATAR 1.2%
SOVEREIGN ISSUES 1.2%
Qatar Government International Bond
2.375% due 06/02/2021		$2,000	2,026
5.250% due 01/20/2020		6,425	7,142
6.400% due 01/20/2040		700	935

Total Qatar (Cost $9,471)			10,103

SLOVENIA 3.4%
SOVEREIGN ISSUES 3.4%
Slovenia Government International Bond
4.750% due 05/10/2018		$700	737
5.250% due 02/18/2024		3,200	3,613
5.500% due 10/26/2022		2,200	2,503
5.850% due 05/10/2023		18,300	21,278

Total Slovenia (Cost $25,059)			28,131

SOUTH AFRICA 0.4%
SOVEREIGN ISSUES 0.4%
South Africa Government International Bond
5.375% due 07/24/2044 (j)		$3,000	3,147

Total South Africa (Cost $2,950)			3,147

SOUTH KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Korea Land & Housing Corp.
1.875% due 08/02/2017		$1,700	1,709

Total South Korea (Cost $1,698)			1,709

SPAIN 1.6%
SOVEREIGN ISSUES 1.6%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	3,000	3,355
4.750% due 06/04/2018		1,850	2,095
4.950% due 02/11/2020		600	697
Autonomous Community of Madrid
4.688% due 03/12/2020		2,600	3,354
Autonomous Community of Valencia
2.115% due 09/03/2017		400	447
4.000% due 11/02/2016		200	225
Spain Government International Bond
2.900% due 10/31/2046 (j)		2,600	3,250

Total Spain (Cost $13,655)			13,423

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Inter-American Development Bank
1.875% due 03/15/2021		$3,100	3,188

Total Supranational (Cost $3,096)			3,188

SWEDEN 0.3%
CORPORATE BONDS & NOTES 0.3%
Stadshypotek AB
4.250% due 10/10/2017	AUD	1,500	1,141
Swedbank AB
2.200% due 03/04/2020		$1,200	1,220

Total Sweden (Cost $2,610)			2,361

SWITZERLAND 1.5%
CORPORATE BONDS & NOTES 1.5%
UBS AG
7.250% due 02/22/2022		$12,025	12,356

Total Switzerland (Cost $12,322)			12,356

TURKEY 3.5%
SOVEREIGN ISSUES 3.5%
Turkey Government International Bond
8.800% due 09/27/2023	TRY	18,000	6,208
10.600% due 02/11/2026		16,100	6,179
10.700% due 02/17/2021		43,600	16,256

Total Turkey (Cost $28,050)			28,643

UNITED KINGDOM 10.3%
CORPORATE BONDS & NOTES 4.0%
Barclays Bank PLC
7.625% due 11/21/2022		$3,800	4,097
7.750% due 04/10/2023		3,000	3,101
Barclays PLC
6.500% due 09/15/2019 (g)	EUR	1,800	1,778
HSBC Holdings PLC
5.250% due 09/16/2022 (g)		200	201
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	5,100	8,653
12.000% due 12/16/2024 (g)		$1,600	2,186
Lloyds Banking Group PLC
7.625% due 06/27/2023 (g)	GBP	1,500	1,892
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$1,300	1,355
13.125% due 03/19/2022	AUD	1,600	1,262
Santander UK Group Holdings PLC
2.875% due 10/16/2020		$5,000	4,971
7.375% due 06/24/2022 (g)	GBP	2,900	3,605

			33,101

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
Alba PLC
0.779% due 11/25/2042		757	895
Bluestone Securities PLC
0.004% due 06/09/2043	EUR	1,832	1,825
0.776% due 06/09/2044	GBP	2,697	3,347
Deco UK PLC
0.751% due 01/27/2020		5,018	6,509
Eddystone Finance PLC
1.113% due 04/19/2021		3,325	4,322
Eurosail PLC
0.035% due 03/13/2045	EUR	815	867
0.735% due 12/10/2044	GBP	1,170	1,494
Great Hall Mortgages PLC
0.093% due 06/18/2039	EUR	1,164	1,190
0.716% due 03/18/2039	GBP	1,626	2,024
0.726% due 06/18/2039		512	631
0.736% due 06/18/2038		611	763
Mortgage Funding PLC
1.674% due 03/13/2046		294	381
Nemus Arden PLC
0.821% due 02/15/2020		3,319	4,344
Newgate Funding PLC
0.337% due 12/15/2050	EUR	553	561
Residential Mortgage Securities PLC
3.073% due 12/16/2050	GBP	2,694	3,630
Southern Pacific Financing PLC
0.755% due 06/10/2043		450	577
1.175% due 12/10/2042		288	321

			33,681

SOVEREIGN ISSUES 2.2%
United Kingdom Gilt
0.125% due 03/22/2024 (f)(j)	11,753	17,951

Total United Kingdom (Cost $96,385)		84,733

UNITED STATES 58.0%
ASSET-BACKED SECURITIES 8.7%
Accredited Mortgage Loan Trust
0.583% due 02/25/2037	$1,722	1,657
0.733% due 04/25/2036	700	623
ACE Securities Corp. Home Equity Loan Trust
1.353% due 12/25/2034	190	172
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.903% due 07/25/2035	300	275
0.903% due 01/25/2036	300	283
Argent Securities Trust
0.603% due 06/25/2036	1,433	505
0.603% due 07/25/2036	846	343
0.693% due 07/25/2036	1,058	442
Asset-Backed Funding Certificates Trust
0.613% due 01/25/2037	745	453
0.673% due 01/25/2037	2,012	1,236
Asset-Backed Securities Corp. Home Equity Loan Trust
1.398% due 09/25/2034	1,115	1,040
Bear Stearns Asset-Backed Securities Trust
0.563% due 02/25/2037	1,115	1,058
0.693% due 06/25/2047	1,000	850
0.773% due 01/25/2047	577	558
0.853% due 09/25/2046	245	207
0.863% due 12/25/2035	934	916
0.943% due 09/25/2035	1,000	861
1.123% due 06/25/2035	2,000	1,761
Countrywide Asset-Backed Certificates
0.593% due 07/25/2037 ^	1,114	928
0.593% due 06/25/2047 ^	1,374	989
0.603% due 05/25/2037	1,169	1,067
0.623% due 05/25/2037	599	552
0.633% due 07/25/2036	53	53
0.673% due 09/25/2037 ^	238	185
0.713% due 12/25/2036	4,100	3,124
1.223% due 11/25/2035	150	143
4.329% due 04/25/2036	800	806
4.919% due 07/25/2036	928	911
5.000% due 10/25/2046 ^	1,669	1,377
Countrywide Asset-Backed Certificates Trust
0.803% due 04/25/2036	162	159
1.053% due 08/25/2035	33	33
1.093% due 10/25/2035	1,000	915
1.113% due 08/25/2035	5,764	4,071
1.173% due 07/25/2034	481	453
4.761% due 02/25/2036	1,000	1,000
Credit Suisse First Boston Mortgage Securities Corp.
1.073% due 01/25/2032	30	25
Credit-Based Asset Servicing and Securitization LLC
0.673% due 07/25/2037	376	230
3.959% due 03/25/2037 ^	1,332	720
Fieldstone Mortgage Investment Trust
0.606% due 11/25/2036	1,463	830
First Franklin Mortgage Loan Trust
0.593% due 09/25/2036	916	860
0.613% due 04/25/2036	305	267
0.943% due 09/25/2035	1,058	1,041
1.728% due 07/25/2034	541	504
First NLC Trust
1.158% due 12/25/2035	845	793
Fremont Home Loan Trust
0.623% due 02/25/2036	1,544	1,320
0.703% due 05/25/2036	1,809	982
0.933% due 07/25/2035	417	412
GSAA Home Equity Trust
0.903% due 08/25/2037	426	393
GSAMP Trust
0.543% due 01/25/2037	243	145
0.553% due 12/25/2046	1,554	872
0.573% due 12/25/2036	1,191	641
0.603% due 12/25/2046	1,010	572
0.723% due 04/25/2036	1,000	599
Home Equity Asset Trust
1.653% due 10/25/2033	668	618

HSI Asset Securitization Corp. Trust
0.673% due 12/25/2036		723	300
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.693% due 04/25/2037		743	475
JPMorgan Mortgage Acquisition Trust
0.533% due 08/25/2036		6	3
0.603% due 07/25/2036		2,499	1,270
Massachusetts Educational Financing Authority
1.588% due 04/25/2038		102	101
MASTR Asset-Backed Securities Trust
0.693% due 03/25/2036		1,000	614
0.753% due 01/25/2036		286	277
Merrill Lynch Mortgage Investors Trust
0.563% due 08/25/2037		802	487
0.713% due 04/25/2037		1,000	535
0.763% due 08/25/2036		200	189
Morgan Stanley ABS Capital, Inc. Trust
0.543% due 01/25/2037		768	405
0.593% due 10/25/2036		840	458
0.593% due 11/25/2036		311	190
0.603% due 11/25/2036		1,723	1,014
0.673% due 11/25/2036		311	192
0.683% due 10/25/2036		1,102	649
1.098% due 09/25/2035		500	453
Morgan Stanley Home Equity Loan Trust
0.923% due 08/25/2035		300	293
New Century Home Equity Loan Trust
0.963% due 09/25/2035		1,000	942
RAAC Trust
0.933% due 03/25/2037		618	600
1.023% due 03/25/2037		1,412	1,183
Renaissance Home Equity Loan Trust
5.797% due 08/25/2036		523	316
Residential Asset Mortgage Products Trust
0.613% due 12/25/2036		136	132
0.843% due 02/25/2036		1,000	985
1.073% due 05/25/2035		1,000	909
Residential Asset Securities Corp. Trust
0.603% due 07/25/2036		1,700	1,507
0.603% due 08/25/2036		424	416
0.703% due 04/25/2037		1,841	1,723
0.793% due 11/25/2035		500	460
Securitized Asset-Backed Receivables LLC Trust
0.743% due 12/25/2035		1,246	1,111
1.428% due 03/25/2035		538	519
Soundview Home Loan Trust
0.693% due 07/25/2036		1,000	619
0.713% due 02/25/2037		1,654	677
Specialty Underwriting & Residential Finance Trust
0.746% due 12/25/2036		1,186	1,005
3.913% due 02/25/2037 ^		746	392
Structured Asset Investment Loan Trust
1.143% due 06/25/2035		904	889
1.173% due 02/25/2035		1,000	961
1.428% due 10/25/2033		408	396
Structured Asset Securities Corp. Mortgage Loan Trust
0.613% due 03/25/2036		297	288
0.793% due 02/25/2036		1,000	908
0.903% due 11/25/2035		1,000	919
Washington Mutual Asset-Backed Certificates Trust
0.693% due 05/25/2036		1,682	1,213
Wells Fargo Home Equity Asset-Backed Securities Trust
0.713% due 05/25/2036		2,000	1,909
1.043% due 11/25/2035		1,250	1,158

			71,872

BANK LOAN OBLIGATIONS 0.2%
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		1,600	1,599

CORPORATE BONDS & NOTES 9.7%
Ally Financial, Inc.
2.500% due 03/15/2017 (h)		14,900	14,695
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		2,200	2,282
3.300% due 02/01/2023		1,100	1,159
AT&T, Inc.
5.875% due 04/28/2017	GBP	3,400	4,703
Bank of America Corp.
6.875% due 04/25/2018		$6,025	6,581
Charter Communications Operating LLC
3.579% due 07/23/2020		5,000	5,233
4.464% due 07/23/2022		1,400	1,509
4.908% due 07/23/2025		960	1,048

CIT Group, Inc.
4.250% due 08/15/2017	100	102
5.000% due 05/15/2017	500	509
5.250% due 03/15/2018	800	826
Citigroup, Inc.
2.650% due 10/26/2020	1,300	1,324
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020	773	813
CVS Pass-Through Trust
7.507% due 01/10/2032	2,383	3,005
Ford Motor Credit Co. LLC
5.875% due 08/02/2021	2,100	2,412
International Lease Finance Corp.
8.750% due 03/15/2017	600	628
JPMorgan Chase & Co.
2.550% due 03/01/2021	3,000	3,063
Nasdaq, Inc.
3.850% due 06/30/2026	1,100	1,121
Navient Corp.
8.000% due 03/25/2020	2,000	2,049
Oracle Corp.
2.400% due 09/15/2023 (b)	2,100	2,112
Pricoa Global Funding
2.200% due 06/03/2021	2,200	2,234
Rio Oil Finance Trust
9.250% due 07/06/2024	1,733	1,496
SABMiller Holdings, Inc.
4.950% due 01/15/2042	2,600	3,025
Tagua Leasing LLC
1.581% due 11/16/2024	5,176	5,176
UIL Holdings Corp.
4.625% due 10/01/2020	4,100	4,441
Verizon Communications, Inc.
5.150% due 09/15/2023	1,000	1,167
Wells Fargo & Co.
2.600% due 07/22/2020	3,100	3,188
3.000% due 02/19/2025	1,900	1,949
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,326	2,388

		80,238

MUNICIPAL BONDS & NOTES 4.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	6,950	9,637
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,600	6,550
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	7,500	10,037
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	6,400	8,552
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,480	2,678

		37,454

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
Adjustable Rate Mortgage Trust
2.446% due 01/25/2035	200	202
2.763% due 01/25/2036 ^	65	57
4.954% due 11/25/2037 ^	528	386
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^	549	453
Banc of America Funding Trust
0.658% due 04/20/2047 ^	284	224
0.663% due 04/25/2037 ^	167	110
2.926% due 05/25/2035	339	347
6.000% due 07/25/2037 ^	399	310
Banc of America Mortgage Trust
2.837% due 09/25/2034	579	566
5.500% due 11/25/2035 ^	579	543
6.000% due 10/25/2036 ^	235	197
Banc of America Re-REMIC Trust
5.673% due 02/17/2051	2,622	2,643
BCAP LLC Trust
0.616% due 08/26/2046	1,000	945
0.663% due 05/25/2047	770	576
0.673% due 05/25/2047 ^	830	627
4.000% due 02/26/2037	255	254
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 02/25/2036	143	130
2.727% due 12/25/2046 ^	1,584	1,376
2.729% due 08/25/2035	95	84
3.040% due 02/25/2034	29	28
3.143% due 05/25/2047 ^	1,244	1,123
3.172% due 04/25/2034	233	226

Bear Stearns ALT-A Trust
2.667% due 03/25/2036	682	468
2.902% due 09/25/2035	133	111
2.913% due 05/25/2035	268	259
3.050% due 09/25/2035 ^	599	453
Chase Mortgage Finance Trust
2.847% due 03/25/2037 ^	571	456
5.500% due 11/25/2035	881	867
Citigroup Mortgage Loan Trust, Inc.
2.951% due 05/25/2035	175	164
5.176% due 04/25/2037 ^	383	328
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.603% due 09/25/2035 ^	2,698	2,322
CitiMortgage Alternative Loan Trust
6.000% due 01/25/2037 ^	1,027	878
Countrywide Alternative Loan Trust
0.628% due 02/20/2047 ^	3,766	2,381
0.658% due 07/20/2046 ^	208	102
0.733% due 02/25/2037	888	652
0.778% due 11/20/2035	91	75
3.213% due 06/25/2037	757	648
5.500% due 10/25/2035 ^	53	47
5.500% due 02/25/2036 ^	90	75
6.000% due 01/25/2037 ^	838	744
6.000% due 02/25/2037 ^	1,623	1,094
6.000% due 05/25/2037 ^	750	534
6.250% due 12/25/2036 ^	733	524
6.500% due 08/25/2037 ^	475	289
8.000% due 10/25/2036 ^	55	51
Countrywide Home Loan Mortgage Pass-Through Trust
1.203% due 03/25/2035	913	593
6.000% due 02/25/2037 ^	351	306
6.250% due 09/25/2036 ^	570	475
6.500% due 11/25/2036 ^	1,412	1,175
Countrywide Home Loan Reperforming REMIC Trust
0.793% due 06/25/2035	361	322
Credit Suisse Mortgage Capital Certificates
2.675% due 04/26/2038	1,600	1,569
3.097% due 08/28/2036	92	90
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.750% due 08/25/2036 ^	561	442
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036 ^	558	493
GreenPoint Mortgage Funding Trust
0.613% due 02/25/2037 ^	106	89
Greenpoint Mortgage Pass-Through Certificates
3.135% due 10/25/2033	43	42
GSR Mortgage Loan Trust
2.945% due 05/25/2037 ^	43	39
HarborView Mortgage Loan Trust
0.688% due 06/19/2035	1,209	1,071
2.954% due 02/25/2036 ^	91	75
3.121% due 07/19/2035 ^	42	35
3.182% due 07/19/2035	131	128
HSI Asset Securitization Corp. Trust
0.673% due 11/25/2035	1,080	656
Impac Secured Assets Trust
0.623% due 01/25/2037	875	762
3.093% due 07/25/2035	155	112
IndyMac Mortgage Loan Trust
0.693% due 07/25/2035	19	16
2.703% due 11/25/2035	1,497	1,271
2.837% due 12/25/2034	13	12
3.364% due 06/25/2036	442	361
JPMorgan Alternative Loan Trust
3.037% due 05/25/2037 ^	684	565
3.171% due 12/25/2036	257	240
JPMorgan Mortgage Trust
2.760% due 10/25/2035 ^	648	582
2.827% due 07/25/2035	447	447
2.954% due 02/25/2035	17	16
3.030% due 07/25/2035	246	245
Lavender Trust
6.250% due 10/26/2036	268	270
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	543	539
Lehman XS Trust
0.606% due 03/25/2047 ^	1,086	909
Merrill Lynch Mortgage Investors Trust
0.663% due 02/25/2036	72	66
0.703% due 11/25/2035	9	9
1.457% due 10/25/2035	8	8
2.821% due 03/25/2036 ^	171	113
Morgan Stanley Capital Trust
5.692% due 04/15/2049	300	306

Morgan Stanley Mortgage Loan Trust
1.353% due 02/25/2036 ^	94	81
2.821% due 05/25/2036 ^	325	251
3.226% due 09/25/2035 ^	364	295
Morgan Stanley Re-REMIC Trust
6.245% due 08/15/2045	164	168
Prime Mortgage Trust
0.953% due 02/25/2035	507	473
6.000% due 06/25/2036 ^	209	196
Residential Accredit Loans, Inc. Trust
0.553% due 05/25/2037	806	601
0.583% due 02/25/2037	870	762
0.593% due 01/25/2037	1,384	1,124
0.623% due 12/25/2036	533	414
0.633% due 06/25/2046	368	150
0.643% due 07/25/2036	737	576
0.853% due 11/25/2036 ^	517	312
5.000% due 09/25/2036 ^	138	105
6.000% due 07/25/2036 ^	906	758
6.500% due 07/25/2037	695	589
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^	589	524
6.000% due 06/25/2037 ^	65	60
Structured Adjustable Rate Mortgage Loan Trust
0.673% due 06/25/2037	591	510
0.773% due 10/25/2035	229	189
3.073% due 04/25/2036 ^	368	283
Structured Asset Mortgage Investments Trust
0.653% due 05/25/2036	654	486
0.663% due 05/25/2036	64	49
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.250% due 09/25/2034	300	302
Suntrust Adjustable Rate Mortgage Loan Trust
6.020% due 02/25/2037 ^	588	499
Thornburg Mortgage Securities Trust
1.193% due 09/25/2044	81	74
2.537% due 04/25/2045	142	142
WaMu Mortgage Pass-Through Certificates Trust
0.733% due 11/25/2045	180	157
0.843% due 10/25/2044	188	181
1.800% due 08/25/2042	14	13
3.717% due 12/25/2036 ^	566	497
6.002% due 10/25/2036 ^	1,025	805
Washington Mutual Mortgage Pass-Through Certificates Trust
0.613% due 02/25/2037 ^	1,031	748
5.500% due 11/25/2035 ^	198	194
6.500% due 08/25/2035 ^	191	170
Wells Fargo Mortgage-Backed Securities Trust
2.841% due 01/25/2035	56	56
2.855% due 03/25/2036	572	562

		52,734

U.S. GOVERNMENT AGENCIES 17.6%
Fannie Mae
0.853% due 06/25/2036	113	113
0.903% due 01/25/2044	581	582
2.440% due 08/01/2022	465	485
2.500% due 03/01/2027 - 12/01/2027	6,856	7,117
2.850% due 06/01/2022	580	614
3.000% due 12/01/2021 - 05/01/2043	3,989	4,186
3.500% due 01/01/2026 - 10/01/2040	28	30
4.000% due 09/01/2030 - 12/01/2041	1,940	2,096
4.500% due 05/01/2023 - 12/01/2044	5,106	5,535
5.000% due 02/01/2027 - 10/01/2041	3,551	3,962
5.500% due 01/01/2029 - 02/01/2041	998	1,126
6.000% due 06/01/2026 - 06/01/2040	1,263	1,445
Fannie Mae, TBA
2.500% due 08/01/2031	7,000	7,232
3.000% due 08/01/2046	55,800	57,805
3.500% due 07/01/2031 - 08/01/2046	21,700	22,879
4.000% due 08/01/2046	5,800	6,212
Freddie Mac
0.786% due 01/15/2038	1,863	1,854
1.926% due 01/15/2038 (a)	1,863	123
4.500% due 05/01/2041	288	317
Freddie Mac, TBA
3.000% due 07/01/2046 - 08/01/2046	9,000	9,315
Ginnie Mae, TBA
3.500% due 08/01/2046	3,700	3,921
4.000% due 08/01/2046	8,000	8,549

		145,498

U.S. TREASURY OBLIGATIONS 10.9%
U.S. Treasury Bonds
2.875% due 08/15/2045 (n)		2,000	2,247
3.750% due 11/15/2043		3,900	5,150
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2022 (n)		208	213
0.250% due 01/15/2025 (j)(l)(n)		16,665	16,938
2.375% due 01/15/2025 (j)(l)(n)		27,057	32,346
2.500% due 01/15/2029 (j)(n)		26,206	33,259

			90,153

Total United States (Cost $457,971)			479,548

SHORT-TERM INSTRUMENTS 10.5%
REPURCHASE AGREEMENTS (i) 0.1%			493

CZECH REPUBLIC TREASURY BILLS 0.5%
(0.152)% due 09/30/2016 (d)(e)	CZK	92,000	3,773

JAPAN TREASURY BILLS 9.4%
(0.250)% due 08/15/2016 - 09/12/2016 (c)(d)	JPY	8,010,000	77,599

U.S. TREASURY BILLS 0.5%
0.305% due 07/21/2016 - 12/08/2016 (c)(d)(n)		$4,449	4,446

Total Short-Term Instruments (Cost $83,036)			86,311

Total Investments in Securities (Cost $1,099,706)			1,094,238

	SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III		1,168,513	11,550

Total Short-Term Instruments (Cost $11,549)			11,550

Total Investments in Affiliates (Cost $11,549)			11,550

Total Investments 133.5% (Cost $1,111,255)			$1,105,788
Financial Derivative Instruments (k)(m) (0.9)% (Cost or Premiums, net $(3,870))			(7,519)
Other Assets and Liabilities, net (32.6)%			(269,936)

Net Assets 100.0%			$828,333

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$14,900	$14,695	1.77%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$493	U.S. Treasury Notes 0.750% due 12/31/2017	$(506)	$493	$493

Total Repurchase Agreements						$(506)	$493	$493

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	0.580%	06/15/2016	07/07/2016		$(2,278)	$(2,279)
BPS	(0.360)	04/12/2016	07/13/2016	EUR	(14,097)	(15,636)
	(0.320)	05/23/2016	08/03/2016		(5,717)	(6,344)
	(0.300)	05/23/2016	08/03/2016		(7,526)	(8,351)
BRC	1.500	06/15/2016	06/15/2017		$(1,936)	(1,934)
CFR	1.250	06/16/2016	06/16/2017		(1,009)	(1,008)
GRE	0.010	06/14/2016	07/14/2016		(8,466)	(8,469)
	0.570	05/18/2016	07/18/2016		(18,737)	(18,741)
	0.600	06/07/2016	07/07/2016		(4,800)	(4,802)
	0.620	05/19/2016	07/19/2016		(16,605)	(16,609)
JML	(0.420)	05/16/2016	07/13/2016	EUR	(49,064)	(54,439)
	0.730	04/21/2016	07/20/2016	GBP	(12,888)	(17,173)

Total Reverse Repurchase Agreements						$(155,785)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(148,035) at a weighted average interest rate of (0.016)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	4.500%	07/01/2046	$300	$(326)	$(328)
Fannie Mae, TBA	4.500	08/01/2046	4,000	(4,363)	(4,364)
U.S. Treasury Bonds	4.500	02/15/2036	3,900	(5,618)	(5,686)

Total Short Sales				$(10,307)	$(10,378)

(3)	Payable for short sales includes $68 of accrued interest.

(j)	Securities with an aggregate market value of $157,513 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$112.250	08/26/2016	607	$5	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/26/2016	1,603	14	1
Call - CBOT U.S. Treasury 30-Year Bond September Futures	210.000	08/26/2016	124	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September Futures	135.000	08/26/2016	86	1	0

				$21	$2

Total Purchased Options				$21	$2

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2016	334	$46	$5	$0
90-Day Eurodollar December Futures	Short	12/2017	922	(1,067)	0	(46)
90-Day Eurodollar March Futures	Short	03/2018	120	(142)	0	(4)
Australia Government 10-Year Bond September Futures	Long	09/2016	60	72	10	(10)
Call Options Strike @ 112.500 on Euro-Bund 10-Year September Futures	Long	08/2016	666	(1)	0	(4)
Call Options Strike @ EUR 166.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2016	155	(146)	9	(14)
Call Options Strike @ EUR 174.000 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	72	2	0	(1)
Call Options Strike @ EUR 181.000 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	390	0	0	0
Euro-Bobl September Futures	Long	09/2016	421	654	14	(14)
Euro-BONO September Futures September Futures	Short	09/2016	41	(139)	0	(47)
Euro-BTP Italy Government Bond September Futures	Long	09/2016	177	136	185	0
Euro-Bund 10-Year Bond September Futures	Short	09/2016	190	(603)	0	(55)
Euro-Buxl 30-Year Bond September Futures	Short	09/2016	28	(513)	0	(58)
Euro-OAT France Government 10-Year Bond September Futures	Long	09/2016	57	255	39	0
Euro-Schatz September Futures	Short	09/2016	666	(213)	18	(4)
Japan Government 10-Year Bond September Futures	Short	09/2016	12	(105)	7	(10)
Put Options Strike @ EUR 128.750 on Euro-Bobl August Futures	Long	07/2016	1,096	(1)	0	0
Put Options Strike @ EUR 129.250 on Euro-Bobl August Futures	Long	07/2016	27	0	0	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond August Futures	Long	07/2016	155	(64)	0	(2)
U.S. Treasury 5-Year Note September Futures	Long	09/2016	585	1,326	46	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	1,041	3,817	0	(87)
U.S. Treasury 30-Year Bond September Futures	Short	09/2016	124	(1,199)	81	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2016	105	1,098	0	(95)
United Kingdom Long Gilt September Futures	Long	09/2016	2	16	1	0

Total Futures Contracts				$3,229	$415	$(451)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin (4)
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-26 5-Year Index	(1.000)%	06/20/2021		$24,300	$(273)	$(87)	$0	$(47)
iTraxx Europe Main 25 5-Year Index	(1.000)	06/20/2021	EUR	90,450	(784)	372	0	(463)
iTraxx Europe Senior 25 5-Year Index	(1.000)	06/20/2021		43,100	269	292	0	(408)

					$(788)	$577	$0	$(918)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	12.360%	01/04/2021	BRL	26,500	$104	$150	$14	$0
Pay	1-Year BRL-CDI	12.800	01/02/2025		4,300	45	44	5	0
Pay	3-Month CAD-Bank Bill *	5.800	12/19/2023	CAD	3,900	678	160	3	0
Pay	3-Month CAD-Bank Bill *	6.200	12/15/2025		2,900	496	157	3	0
Receive	3-Month CAD-Bank Bill	2.200	06/16/2026		35,000	(2,386)	(573)	0	(33)
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	28,300	142	252	28	0
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		700	4	5	1	0
Receive	3-Month USD-LIBOR	1.250	06/15/2018		$10,300	(105)	(46)	0	(3)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		198,800	(14,268)	(8,675)	114	0
Receive	3-Month USD-LIBOR	2.300	01/13/2023		14,400	(1,197)	(727)	10	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		55,300	(5,855)	(3,766)	100	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		5,900	(480)	(238)	13	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		41,800	(1,097)	(169)	101	0
Pay	3-Month USD-LIBOR	2.500	12/16/2035		8,500	1,088	1,048	0	(56)
Pay	3-Month USD-LIBOR	2.098	07/01/2041		4,700	10	0	6	0
Pay	3-Month USD-LIBOR	2.500	06/15/2046		3,800	577	344	0	(41)
Receive	6-Month EUR-EURIBOR *	0.000	09/21/2018	EUR	22,200	(108)	(34)	1	0
Pay	6-Month EUR-EURIBOR *	0.000	09/21/2021		16,200	74	207	11	0
Receive	6-Month EUR-EURIBOR *	0.750	09/21/2026		800	(32)	(16)	0	(3)
Pay	6-Month EUR-EURIBOR *	1.250	03/15/2047		16,750	2,150	1,456	107	0
Receive	6-Month GBP-LIBOR *	1.750	09/16/2018	GBP	34,900	(1,162)	(637)	0	(42)
Pay	6-Month GBP-LIBOR *	1.250	09/21/2021		32,700	1,322	1,188	43	0
Receive	6-Month GBP-LIBOR	1.700	03/10/2026		450	(43)	(39)	0	(1)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		6,500	(402)	(396)	0	(12)
Pay	6-Month GBP-LIBOR *	1.750	03/15/2047		1,200	219	199	8	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	11,230,000	554	475	0	(32)
Receive	6-Month JPY-LIBOR	0.500	09/18/2020		3,570,000	(1,029)	(578)	14	0
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		3,030,000	1,055	526	0	(14)
Receive	6-Month JPY-LIBOR	1.250	06/17/2035		20,000	(43)	(30)	1	0
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		1,000,000	2,125	1,908	0	(57)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		110,000	(428)	(163)	25	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	246,700	55	(159)	34	0
Pay	28-Day MXN-TIIE	5.795	12/10/2021		41,900	25	(35)	7	0
Pay	28-Day MXN-TIIE	5.555	01/25/2023		35,100	(21)	(18)	9	0

						$(17,933)	$(8,180)	$658	$(294)

Total Swap Agreements						$(18,721)	$(7,603)	$658	$(1,212)

*	This security has a forward starting effective date.
(4)	Unsettled variation liability of $(322) for closed swap agreements is outstanding at period end.

(l)	Securities with an aggregate market value of $13,443 and cash of $6,944 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016	$	7,494	AUD	10,135	$65	$0
	08/2016	AUD	10,135	$	7,486	0	(65)
	08/2016	$	3,718	IDR	50,020,572	57	0
BOA	07/2016	BRL	5,479	$	1,707	1	0
	07/2016	DKK	225,286		33,867	252	0
	07/2016	GBP	43,019		63,078	5,809	0
	07/2016	SEK	7,745		930	15	0
	07/2016	$	1,528	BRL	5,479	178	0
	07/2016		82,845	EUR	75,177	583	0
	07/2016		57,926	GBP	43,537	33	0
	08/2016	EUR	75,177	$	82,933	0	(579)
	08/2016	GBP	43,537		57,941	0	(31)
	08/2016	$	113	MXN	2,109	1	0
	08/2016		5,504	TWD	178,271	40	0
	09/2016	AUD	207	$	154	0	0
	09/2016	CNH	21,780		3,295	37	0
	09/2016	SGD	176		131	0	0
	09/2016	$	5,934	EUR	5,331	18	(22)
	09/2016		134	SGD	181	0	0
	10/2016	BRL	10,500	$	2,726	0	(454)
	10/2016	DKK	1,520		228	1	0
	01/2017	CNY	39,005		5,626	0	(163)
BPS	07/2016	BRL	33,039		9,675	0	(610)
	07/2016	SEK	7,385		870	0	(3)
	07/2016	$	10,144	BRL	33,039	148	(7)
	07/2016		2,945	GBP	2,009	0	(271)
	07/2016		2,196	NOK	18,595	26	0
	08/2016	NOK	18,595	$	2,196	0	(26)
	08/2016	$	8,806	BRL	30,246	528	0
	08/2016		5,166	CNH	34,163	0	(49)
	08/2016		5,538	MXN	104,919	173	0
	08/2016		871	SEK	7,385	3	0
	09/2016	AUD	497	$	372	2	0
	09/2016	CNH	49,207		7,445	84	0
	10/2016		2,380		361	5	0
	10/2016	$	361	CNY	2,383	0	(5)
	10/2016		4,942	PEN	16,794	105	0
	01/2017	COP	1,063,727	$	339	0	(11)
BRC	07/2016	BRL	8,590		2,676	2	0
	07/2016	EUR	2,402		2,657	0	(9)
	07/2016	$	2,441	BRL	8,590	233	0
	07/2016		984	CHF	962	1	0
	08/2016	CHF	962	$	986	0	(1)
	08/2016	IDR	30,087,952		2,226	0	(45)
	08/2016	INR	30,510		449	1	0
	08/2016	$	2,659	EUR	2,402	9	0
	08/2016		424	MXN	7,929	8	0
	09/2016	CNH	24,309	$	3,655	17	0
	10/2016	BRL	47,100		12,277	0	(1,988)
CBK	07/2016	CAD	10,374		7,966	0	(63)
	07/2016	CHF	784		818	15	0
	07/2016	CZK	37,717		1,574	27	0
	07/2016	DKK	11,285		1,712	28	0
	07/2016	EUR	7,253		8,246	197	0
	07/2016	GBP	2,951		4,192	264	0
	07/2016	$	15,698	CAD	20,329	52	(15)
	07/2016		1,868	CHF	1,796	0	(29)
	07/2016		634	EUR	558	0	(15)
	07/2016		3,064	JPY	325,400	87	0
	07/2016		867	SEK	7,175	0	(19)
	07/2016		6,904	TRY	20,142	55	0
	08/2016	CAD	10,374	$	7,978	0	(52)
	08/2016	CNH	16,270		2,476	39	0
	08/2016	EUR	1,034		1,154	5	0
	08/2016	MXN	123,115		6,585	0	(117)
	08/2016	SGD	9,486		6,925	0	(114)
	08/2016	THB	37,601		1,064	0	(5)
	08/2016	$	232	MXN	4,257	0	(1)
	08/2016		11,080	PLN	42,525	0	(311)
	08/2016		6,304	SGD	8,560	48	0
	09/2016	CNH	12,159	$	1,828	8	0
	09/2016	$	86	AUD	116	0	0
	01/2017		8,899	COP	28,373,906	435	0
	01/2017		2,528	RUB	183,027	193	0
DUB	07/2016	BRL	4,924	$	1,534	1	0
	07/2016	DKK	56,700		8,716	256	0
	07/2016	$	1,398	BRL	4,924	135	0
	07/2016		7,924	ILS	29,864	0	(185)
	08/2016		4,306	CNY	28,254	0	(73)
	08/2016		7,378	PHP	346,567	0	(37)
	10/2016	CZK	239,293	EUR	8,990	169	0
	10/2016	$	7,690	DKK	51,346	0	(3)
FBF	08/2016	THB	13,813	$	391	0	(2)
GLM	07/2016	BRL	38,234		10,670	0	(1,233)
	07/2016	EUR	77,798		86,765	434	(4)
	07/2016	$	11,912	BRL	38,234	0	(9)
	07/2016		9,693	EUR	8,685	13	(68)
	08/2016		28,686	KRW	33,246,507	132	0
	08/2016		10,388	THB	367,211	54	0
	08/2016		325	ZAR	4,973	10	0
	08/2016	ZAR	22,519	$	1,462	0	(56)
	09/2016	EUR	3,933		4,414	41	(1)
	10/2016	DKK	15,240		2,283	1	0
HUS	07/2016	$	25,557	DKK	170,681	0	(90)
	07/2016		3,635	RUB	246,152	204	0
	07/2016		959	SEK	7,955	0	(19)
	08/2016	CNY	28,832	$	4,367	47	0
	08/2016	HKD	2,148		277	0	0
	08/2016	JPY	3,040,000		28,606	0	(869)
	08/2016	MXN	47,818		2,562	5	(46)
	08/2016	PHP	42,910		914	5	0
	08/2016	SGD	13,437		9,701	0	(270)
	08/2016	$	7,358	CLP	5,028,602	216	0
	08/2016		10,864	CNH	71,462	0	(160)
	08/2016		7,373	HKD	57,173	1	0
	08/2016		38,113	MXN	689,273	0	(597)
	08/2016		403	SGD	544	1	0
	09/2016	CNH	12,154	$	1,828	9	0
	09/2016	CZK	92,139		3,841	53	0
	09/2016	EUR	1,896		2,127	18	0
	09/2016	$	889	CNH	5,824	0	(18)
	09/2016		1,356	EUR	1,195	0	(27)
	09/2016		1,286	SGD	1,744	8	0
	10/2016	CNH	25,223	$	3,808	40	0
	10/2016	DKK	180,505		27,048	23	0
	10/2016	$	3,799	CNY	25,201	0	(38)
	01/2017	CNH	3,850	$	583	11	0
	01/2017	$	11,317	CNY	78,007	261	0
	02/2017		2,320	RUB	168,386	178	0
JPM	07/2016	BRL	48,396	$	15,078	12	0
	07/2016	CAD	49,762		37,955	0	(562)
	07/2016	CHF	1,974		1,998	0	(24)
	07/2016	CZK	21,706		901	11	0
	07/2016	DKK	15,575		2,365	41	0
	07/2016	EUR	4,630		5,206	68	0
	07/2016	TRY	72,361		24,440	0	(558)
	07/2016	$	13,289	BRL	48,396	1,777	0
	07/2016		1,424	EUR	1,264	0	(22)
	07/2016		6,312	GBP	4,364	0	(503)
	08/2016	CLP	591,464	$	846	0	(45)
	08/2016	GBP	1,591		2,139	20	0
	08/2016	IDR	7,054,308		522	0	(10)
	08/2016	KRW	1,104,049		940	0	(17)
	08/2016	MYR	5,030		1,222	0	(39)
	08/2016	PLN	4,312		1,097	5	0
	08/2016	RUB	78,905		1,153	0	(66)
	08/2016	$	649	CNH	4,292	0	(6)
	08/2016		272	MXN	5,102	6	0
	08/2016		149	PHP	6,961	0	(2)
	08/2016	ZAR	13,364	$	835	0	(66)
	09/2016	AUD	207		155	1	0
	09/2016	CNH	91,977		13,915	156	0
	09/2016	JPY	4,970,000		46,805	0	(1,430)
	09/2016	SGD	1,558		1,158	3	(1)
	09/2016	$	7,455	CNH	48,623	0	(178)
	10/2016	BRL	27,600	$	7,168	0	(1,191)
	10/2016	CNH	16,764		2,564	59	0
	10/2016	CZK	79,520		3,359	85	0
	10/2016	DKK	50,888		7,767	149	0
	10/2016	$	5,479	BRL	19,200	335	0
	10/2016		2,557	CNY	16,756	0	(56)
	07/2017	BRL	19,700	$	5,263	0	(288)
MSB	07/2016	ILS	3,635		941	0	(1)
	07/2016	NOK	18,595		2,231	9	0
	07/2016	$	7,640	EUR	6,783	0	(112)
	08/2016	PLN	2,033	$	516	1	0
	08/2016	$	5,894	RON	23,223	0	(194)
	08/2016	ZAR	3,855	$	256	0	(4)
	09/2016	AUD	1,796		1,346	10	0
	09/2016	EUR	364		405	1	0
	09/2016	SGD	487		361	0	0
	09/2016	$	649	EUR	585	2	0
	09/2016		7	SGD	9	0	0
NAB	07/2016		3,657	EUR	3,305	11	0
	08/2016	EUR	3,305	$	3,661	0	(10)
SCX	07/2016	AUD	10,135		7,282	0	(276)
	07/2016	JPY	235,100		2,307	30	0
	08/2016	CNH	55,192		8,375	108	0
	08/2016	INR	412,589		6,059	0	(6)
	08/2016	$	21,883	INR	1,479,480	0	(136)
	08/2016		2,310	JPY	235,100	0	(31)
	10/2016	CNH	70,163	$	10,660	178	0
	10/2016	$	10,653	CNY	70,177	0	(179)
	01/2017		560	CNH	3,850	13	0
SOG	07/2016	ILS	26,229	$	6,812	15	0
	07/2016	$	30,480	CAD	39,807	331	0
	07/2016		6,793	CZK	161,128	0	(184)
	08/2016	CAD	39,807	$	30,483	0	(332)
	08/2016	INR	260,274		3,827	1	0
	08/2016	RON	3,928		975	11	0
	08/2016	RUB	188,303		2,800	0	(110)
	08/2016	$	6,816	ILS	26,229	0	(15)
	08/2016		11,989	ZAR	184,670	458	0
	01/2017	CNY	39,002	$	5,628	0	(161)
UAG	07/2016	DKK	56,700		8,705	245	0
	07/2016	EUR	6,091		6,931	171	0
	07/2016	GBP	5,724		8,254	634	0
	07/2016	JPY	90,300		827	0	(47)
	07/2016	$	2,647	EUR	2,402	18	0
	07/2016		2,477	GBP	1,784	0	(102)
	08/2016	HUF	56,859	$	209	9	0
	08/2016	IDR	9,627,986		720	0	(7)
	08/2016	$	124	IDR	1,650,000	1	0
	08/2016		8,530	MYR	34,704	169	0
	09/2016	CNH	11,053	$	1,672	19	0
	09/2016	SGD	341		252	0	(1)
	09/2016	$	1,352	AUD	1,822	4	0
	09/2016		25,796	CNH	168,192	0	(637)

Total Forward Foreign Currency Contracts						$17,391	$(16,494)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC GBP versus USD		$1.335	09/28/2016	GBP	4,600	$184	$168
DUB	Put - OTC EUR versus USD		1.100	09/26/2016	EUR	4,592	91	71
GLM	Put - OTC CHF versus SEK	SEK	8.090	07/27/2016	CHF	6,850	23	1
	Call - OTC EUR versus USD		$1.140	09/07/2016	EUR	7,000	138	51
	Put - OTC EUR versus USD		1.140	09/07/2016		7,000	139	246
	Put - OTC EUR versus USD		1.105	09/28/2016		8,300	187	145
HUS	Call - OTC USD versus SGD	SGD	1.354	09/15/2016		$2,100	31	22
	Put - OTC USD versus SGD		1.354	09/15/2016		2,100	31	31
JPM	Put - OTC CHF versus SEK	SEK	8.090	07/27/2016	CHF	400	1	0
	Call - OTC USD versus JPY	JPY	111.000	08/29/2016		$4,700	78	9
SCX	Put - OTC EUR versus USD		$1.120	07/07/2016	EUR	7,200	46	87
	Put - OTC EUR versus USD		1.100	09/26/2016		3,208	61	49
	Call - OTC USD versus CNY	CNY	6.520	10/31/2016		$715	219	588

							$1,229	$1,468

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016		$271,700	$89	$22
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016		7,400	61	61
GST	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	09/01/2016	EUR	52,600	789	3,581
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400	03/03/2017	JPY	230,000	15	7
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016		$11,000	93	85

								$1,047	$3,756

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae 3.500% due 08/01/2046	$74.625	08/04/2016	$20,000	$1	$0
FAR	Put - OTC Fannie Mae 3.000% due 09/01/2046	89.000	09/07/2016	56,000	2	0

					$3	$0

Total Purchased Options					$2,279	$5,224

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250%	09/21/2016	EUR	4,800	$(15)	$(7)
CBK	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		10,700	(35)	(16)
DUB	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		2,700	(8)	(4)
SOG	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		2,300	(7)	(4)

							$(65)	$(31)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		$4,900	$(57)	$(25)
BOA	Put - OTC AUD versus USD		$0.730	07/28/2016	AUD	700	(5)	(3)
	Call - OTC AUD versus USD		0.797	07/28/2016		700	(5)	0
	Put - OTC AUD versus USD		0.727	08/01/2016		2,500	(18)	(10)
	Call - OTC AUD versus USD		0.795	08/01/2016		2,500	(19)	0
	Put - OTC AUD Versus USD		0.716	08/03/2016		3,100	(23)	(8)
	Call - OTC AUD Versus USD		0.783	08/03/2016		3,100	(23)	(2)
	Call - OTC GBP versus USD		1.378	09/26/2016	GBP	1,200	(52)	(19)
	Put - OTC GBP versus USD		1.378	09/26/2016		1,200	(59)	(74)
	Put - OTC GBP versus USD		1.260	09/28/2016		4,600	(68)	(57)
	Put - OTC GBP versus USD		1.300	09/28/2016		4,600	(115)	(103)
BPS	Call - OTC GBP versus USD		1.370	09/26/2016		1,300	(59)	(24)
	Put - OTC GBP versus USD		1.370	09/26/2016		1,300	(59)	(73)
CBK	Put - OTC AUD versus USD		0.739	07/22/2016	AUD	5,450	(41)	(33)
	Put - OTC AUD versus USD		0.731	07/28/2016		1,500	(11)	(7)
	Call - OTC AUD versus USD		0.798	07/28/2016		1,500	(11)	0
	Call - OTC EUR versus JPY	JPY	113.150	09/26/2016	EUR	1,700	(63)	(63)
	Put - OTC EUR versus JPY		113.150	09/26/2016		1,700	(57)	(39)
DUB	Put - OTC AUD versus USD		$0.727	07/28/2016	AUD	2,200	(15)	(8)
	Call - OTC AUD versus USD		0.795	07/28/2016		2,200	(17)	0
	Put - OTC EUR versus USD		1.050	09/26/2016	EUR	4,592	(35)	(21)
	Call - OTC EUR versus USD		1.140	09/26/2016		4,592	(77)	(44)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$2,800	(149)	(33)
GLM	Call - OTC AUD versus JPY	JPY	75.600	09/26/2016	AUD	1,700	(43)	(49)
	Put - OTC AUD versus JPY		75.600	09/26/2016		1,700	(44)	(33)
	Call - OTC CHF versus SEK	SEK	8.600	07/27/2016	CHF	6,850	(60)	(98)
	Call - OTC EUR versus MXN	MXN	22.160	08/17/2016	EUR	4,100	(48)	(11)
	Put - OTC EUR versus MXN		18.900	03/21/2017		3,600	(141)	(36)
	Call - OTC EUR versus MXN		22.650	03/21/2017		3,600	(123)	(94)
	Put - OTC EUR versus USD		$1.060	09/28/2016		8,300	(72)	(50)
	Put - OTC EUR versus USD		1.080	09/28/2016		8,300	(110)	(80)
JPM	Call - OTC CHF versus SEK	SEK	8.600	07/27/2016	CHF	400	(3)	(6)
	Put - OTC USD versus JPY	JPY	106.500	08/29/2016		$4,700	(45)	(191)
	Call - OTC USD versus JPY		114.000	08/29/2016		4,700	(34)	(3)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		3,300	(84)	(100)
SCX	Put - OTC EUR versus USD		$1.100	07/07/2016	EUR	7,200	(18)	(16)
	Call - OTC EUR versus USD		1.160	07/07/2016		3,600	(14)	0
	Put - OTC EUR versus USD		1.050	09/26/2016		3,208	(23)	(15)
	Call - OTC EUR versus USD		1.140	09/26/2016		3,208	(52)	(31)
SOG	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		$12,500	(149)	(63)
	Put - OTC USD versus KRW	KRW	1,100.000	07/22/2016		2,414	(16)	(1)
	Put - OTC USD versus KRW		1,145.000	01/19/2017		3,300	(75)	(98)
UAG	Put - OTC USD versus KRW		1,145.000	01/19/2017		1,600	(36)	(48)

							$(2,228)	$(1,669)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000)% [10] - (Final Index/Initial Index)] or 0	04/07/2020	$10,300	$(91)	$(1)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(89)	(1)

						$(180)	$(2)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016		$14,800	$(61)	$(61)
GST	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.493	09/01/2016	EUR	21,100	(791)	(4,429)
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000	03/03/2017	JPY	1,540,000	(16)	(10)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016		$22,000	(94)	(84)

								$(962)	$(4,584)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
DUB	Call & Put - OTC 1-Year USD/BRL versus 1-Year USD/BRL Forward Currency Volatility Agreement	0.000%	06/29/2017	$1,800	$0	$(25)
GLM	Call & Put - OTC 1-Year USD/BRL versus 1-Year USD/BRL Forward Currency Volatility Agreement	0.000	06/30/2017	1,300	0	0
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000	02/20/2017	300	0	0

					$0	$(25)

Total Written Options					$(3,435)	$(6,311)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Koninklijke DSM NV	(1.000)%	12/20/2020	0.368%	EUR	100	$(2)	$(1)	$0	$(3)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.630		400	(3)	(5)	0	(8)
BPS	BASF SE	(1.000)	12/20/2020	0.488		100	(2)	(1)	0	(3)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368		300	(7)	(3)	0	(10)
	Pfizer, Inc.	(1.000)	12/20/2020	0.230		$100	(4)	1	0	(3)
	Teliasonera AB	(1.000)	12/20/2020	0.496	EUR	900	(8)	(15)	0	(23)
	UBS AG	(1.000)	03/20/2017	0.917		$500	0	0	0	0
BRC	BASF SE	(1.000)	12/20/2020	0.488	EUR	200	(4)	(1)	0	(5)
	Pfizer, Inc.	(1.000)	12/20/2020	0.230		$100	(4)	1	0	(3)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		200	(7)	1	0	(6)
CBK	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561	EUR	1,000	(22)	0	0	(22)
	Bayer AG	(1.000)	12/20/2020	0.591		700	(15)	1	0	(14)
	UBS AG	(1.000)	03/20/2017	0.917		$3,700	2	(5)	0	(3)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		400	(12)	0	0	(12)
FBF	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		500	(14)	0	0	(14)
GST	Altria Group, Inc.	(1.000)	12/20/2020	0.284		1,400	(47)	2	0	(45)
	BASF SE	(1.000)	12/20/2020	0.488	EUR	200	(5)	0	0	(5)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561		300	(7)	0	0	(7)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368		600	(13)	(6)	0	(19)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		$1,300	(40)	3	0	(37)
	SABMiller PLC	(1.000)	01/20/2022	0.369		400	(11)	(4)	0	(15)
	United Utilities PLC	(1.000)	12/20/2020	0.720	EUR	200	0	(3)	0	(3)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.630		300	(2)	(4)	0	(6)
JPM	Altria Group, Inc.	(1.000)	12/20/2020	0.284		$400	(13)	0	0	(13)
	BASF SE	(1.000)	12/20/2020	0.488	EUR	100	(2)	(1)	0	(3)
	Fortum OYJ	(1.000)	12/20/2020	0.705		200	0	(3)	0	(3)
	Intesa Sanpaolo SpA	(1.000)	03/20/2026	3.524		$1,700	293	38	331	0
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368	EUR	200	(5)	(1)	0	(6)
	Pfizer, Inc.	(1.000)	12/20/2020	0.230		$1,400	(53)	5	0	(48)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		200	(6)	0	0	(6)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		600	(18)	0	0	(18)
MYC	Pfizer, Inc.	(1.000)	12/20/2020	0.230		400	(15)	1	0	(14)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		100	(3)	0	0	(3)
SOG	United Utilities PLC	(1.000)	12/20/2020	0.720	EUR	300	0	(4)	0	(4)

							$(49)	$(4)	$331	$(384)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Export-Import Bank of China	1.000%	09/20/2016	0.388%		$650	$(18)	$19	$1	$0
	Greece Government International Bond	1.000	12/20/2016	11.983		1,250	(175)	119	0	(56)
	South Africa Government International Bond	1.000	03/20/2019	1.855		2,150	(98)	50	0	(48)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	300	(30)	8	0	(22)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339		1,400	(12)	17	5	0
BPS	Petrobras Global Finance BV	1.000	09/20/2019	5.524		$13,600	(701)	(1,102)	0	(1,803)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	1,200	(130)	43	0	(87)
BRC	Indonesia Government International Bond	1.000	09/20/2019	1.218		$8,700	(110)	53	0	(57)
	Russia Government International Bond	1.000	09/20/2016	0.228		4,200	(56)	65	9	0
	Saudi Arabia Government International Bond	1.000	06/20/2021	1.727		14,500	(389)	(105)	0	(494)
	South Africa Government International Bond	1.000	12/20/2019	2.202		20,300	(790)	(19)	0	(809)
	Tesco PLC	1.000	12/20/2019	2.112	EUR	1,400	(25)	(33)	0	(58)
	Tesco PLC	1.000	12/20/2020	2.536		600	(48)	5	0	(43)
CBK	Tesco PLC	1.000	12/20/2019	2.112		800	(10)	(23)	0	(33)
DUB	Indonesia Government International Bond	1.000	12/20/2019	1.314		$5,000	(100)	48	0	(52)
FBF	Export-Import Bank of China	1.000	12/20/2016	0.421		1,800	(175)	180	5	0
	Tesco PLC	1.000	12/20/2020	2.536	EUR	1,200	(108)	21	0	(87)
GST	Indonesia Government International Bond	1.000	12/20/2019	1.314		$9,600	(187)	88	0	(99)
	Tesco PLC	1.000	12/20/2019	2.112	EUR	325	(1)	(12)	0	(13)
	Tesco PLC	1.000	12/20/2020	2.536		100	(10)	3	0	(7)
HUS	Russia Government International Bond	1.000	09/20/2016	0.228		$4,200	(49)	58	9	0
	South Africa Government International Bond	1.000	12/20/2019	2.202		5,000	(201)	2	0	(199)
JPM	Indonesia Government International Bond	1.000	12/20/2019	1.314		14,300	(272)	125	0	(147)
	Russia Government International Bond	1.000	09/20/2016	0.228		3,300	(47)	54	7	0
	Tesco PLC	1.000	12/20/2020	2.536	EUR	400	(40)	11	0	(29)
MYC	Brazil Government International Bond	1.000	03/20/2019	1.824		$12,000	(396)	137	0	(259)
	Export-Import Bank of China	1.000	09/20/2016	0.388		650	(18)	19	1	0
	Tesco PLC	1.000	12/20/2020	2.536	EUR	200	(20)	6	0	(14)
NGF	Saudi Arabia Government International Bond	1.000	06/20/2021	1.727		$12,100	(328)	(84)	0	(412)

							$(4,544)	$(247)	$37	$(4,828)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	13,400		$19,015	$(17)	$(1,170)	$0	$(1,187)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021	EUR	33,197		35,985	1,059	(289)	770	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		21,570		23,382	429	(17)	412	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	12,600		17,766	55	(1,053)	0	(998)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021	EUR	40,700		44,119	584	361	945	0
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		600		650	24	(7)	17	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.120% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	16,300		23,635	(203)	(1,731)	0	(1,934)
	Floating rate equal to 3-Month USD-LIBOR less 0.755% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	09/21/2018		$600,000	JPY	6,128	(12)	0	0	(12)
UAG	Floating rate equal to 3-Month EUR-LIBOR less 0.436% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2026	EUR	1,200		$1,351	5	(23)	0	(18)

								$1,924	$(3,929)	$2,144	$(4,149)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019	ZAR	220,000	$(43)	$(48)	$0	$(91)
DUB	Pay	1-Year BRL-CDI	12.360	01/04/2021	BRL	17,500	(23)	90	67	0
JPM	Pay	3-Month KRW-KORIBOR *	1.308	07/01/2026	KRW	987,900	0	0	0	0

							$(66)	$42	$67	$(91)

*	This security has a forward starting effective date.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$3,900	$0	$114	$114	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450	08/16/2016	1,900	0	58	58	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	2,000	0	64	64	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	1,800	0	58	58	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800	08/16/2016	1,400	0	48	48	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	1,700	0	62	62	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	09/14/2016	1,700	0	39	39	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.400	12/06/2016	1,000	0	22	22	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	7.250	01/03/2017	17	0	0	0	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	03/22/2017	2,500	0	42	42	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.150	03/30/2017	1,700	0	21	21	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	2,000	0	(13)	0	(13)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450	08/16/2016	1,900	0	(16)	0	(16)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	3,900	0	(37)	0	(37)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	1,800	0	(30)	0	(30)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	3,100	0	(59)	0	(59)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.000	09/14/2016	1,700	0	(20)	0	(20)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.800	12/06/2016	1,000	0	(15)	0	(15)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	9.250	01/03/2017	17	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.300	03/22/2017	2,500	0	(28)	0	(28)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.050	03/30/2017	1,700	0	(15)	0	(15)
	Pay	EUR versus BRL 1-Year ATM Implied Volatility	24.000	07/07/2016	700	0	57	57	0
HUS	Pay	EUR versus BRL 1-Year ATM Implied Volatility	24.500	07/08/2016	600	0	53	53	0
	Pay	EUR versus BRL 1-Year ATM Implied Volatility	23.750	07/13/2016	600	0	49	49	0

						$0	$454	$687	$(233)

Total Swap Agreements						$(2,735)	$(3,684)	$3,266	$(9,685)

(n)	Securities with an aggregate market value of $13,692 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Belgium
Corporate Bonds & Notes	$0	$2,762	$0	$2,762
Brazil
Sovereign Issues	0	25,268	0	25,268
Canada
Corporate Bonds & Notes	0	5,798	0	5,798
Non-Agency Mortgage-Backed Securities	0	5,916	0	5,916
Sovereign Issues	0	32,678	0	32,678
Cayman Islands
Asset-Backed Securities	0	161	0	161
Corporate Bonds & Notes	0	1,078	0	1,078
China
Sovereign Issues	0	1,011	0	1,011
Colombia
Corporate Bonds & Notes	0	6,024	0	6,024
Czech Republic
Sovereign Issues	0	14,511	0	14,511
Denmark
Corporate Bonds & Notes	0	32,183	0	32,183
France
Corporate Bonds & Notes	0	1,113	0	1,113
Sovereign Issues	0	15,774	0	15,774
Germany
Corporate Bonds & Notes	0	1,003	0	1,003
Sovereign Issues	0	54,189	0	54,189
Greece
Corporate Bonds & Notes	0	3,587	0	3,587
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,899	0	1,899
Hong Kong
Corporate Bonds & Notes	0	2,653	0	2,653
Indonesia
Sovereign Issues	0	13,722	0	13,722
Ireland
Asset-Backed Securities	0	501	0	501
Corporate Bonds & Notes	0	11,672	0	11,672
Non-Agency Mortgage-Backed Securities	0	7,250	0	7,250
Italy
Corporate Bonds & Notes	0	12,329	0	12,329
Non-Agency Mortgage-Backed Securities	0	10,392	0	10,392
Sovereign Issues	0	12,279	0	12,279
Japan
Corporate Bonds & Notes	0	1,530	0	1,530
Sovereign Issues	0	5,792	0	5,792
Luxembourg
Corporate Bonds & Notes	0	4,722	0	4,722
Mexico
Sovereign Issues	0	6,518	0	6,518
Netherlands
Asset-Backed Securities	0	3,974	0	3,974
Corporate Bonds & Notes	0	26,403	0	26,403
Non-Agency Mortgage-Backed Securities	0	727	0	727
Norway
Corporate Bonds & Notes	0	5,047	0	5,047
Sovereign Issues	0	2,435	0	2,435
Poland
Sovereign Issues	0	3,974	0	3,974
Portugal
Corporate Bonds & Notes	0	3,710	0	3,710
Qatar
Sovereign Issues	0	10,103	0	10,103
Slovenia
Sovereign Issues	0	28,131	0	28,131
South Africa
Sovereign Issues	0	3,147	0	3,147
South Korea
Sovereign Issues	0	1,709	0	1,709
Spain
Sovereign Issues	0	13,423	0	13,423
Supranational
Corporate Bonds & Notes	0	3,188	0	3,188
Sweden
Corporate Bonds & Notes	0	2,361	0	2,361
Switzerland
Corporate Bonds & Notes	0	12,356	0	12,356
Turkey
Sovereign Issues	0	28,643	0	28,643
United Kingdom
Corporate Bonds & Notes	0	33,101	0	33,101
Non-Agency Mortgage-Backed Securities	0	33,681	0	33,681
Sovereign Issues	0	17,951	0	17,951
United States
Asset-Backed Securities	0	71,872	0	71,872
Bank Loan Obligations	0	1,599	0	1,599
Corporate Bonds & Notes	0	65,543	14,695	80,238
Municipal Bonds & Notes	0	37,454	0	37,454
Non-Agency Mortgage-Backed Securities	0	52,734	0	52,734
U.S. Government Agencies	0	145,498	0	145,498
U.S. Treasury Obligations	0	90,153	0	90,153
Short-Term Instruments
Repurchase Agreements	0	493	0	493
Czech Republic Treasury Bills	0	3,773	0	3,773
Japan Treasury Bills	0	77,599	0	77,599
U.S. Treasury Bills	0	4,446	0	4,446
	$0	$1,079,543	$14,695	$1,094,238

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,550	$0	$0	$11,550

Total Investments	$11,550	$1,079,543	$14,695	$1,105,788

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(4,692)	0	(4,692)
U.S. Treasury Obligations	0	(5,686)	0	(5,686)
	$0	$(10,378)	$0	$(10,378)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	415	660	0	1,075
Over the counter	0	25,881	0	25,881
	$415	$26,541	$0	$26,956

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(451)	(1,212)	0	(1,663)
Over the counter	0	(32,490)	0	(32,490)

	$(451)	$(33,702)	$0	$(34,153)

Totals	$11,514	$1,062,004	$14,695	$1,088,213

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (1)
Investments in Securities, at Value
United States
Corporate Bonds & Notes	$14,683	$0	$0	$0	$0	$12	$0	$0	$14,695	$12

Totals	$14,683	$0	$0	$0	$0	$12	$0	$0	$14,695	$12

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United States
Corporate Bonds & Notes	$14,695	Proxy Pricing	Base Price	98.50

Total	$14,695

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.5%
AUSTRALIA 0.0%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Swan Trust 3.140% due 04/25/2041	AUD	233	$174

Total Australia (Cost $212)			174

BRAZIL 0.9%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
3.536% due 03/17/2020		$1,700	1,505
8.375% due 05/23/2021		2,000	2,069

			3,574

SOVEREIGN ISSUES 0.4%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (d)	BRL	7,700	2,317
0.000% due 07/01/2017 (d)		2,400	659

			2,976

Total Brazil (Cost $6,356)			6,550

CANADA 4.6%
CORPORATE BONDS & NOTES 0.6%
Bank of Nova Scotia
1.875% due 04/26/2021		$2,300	2,320
Royal Bank of Canada
2.300% due 03/22/2021		1,700	1,749

			4,069

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
1.041% due 06/01/2020	CAD	620	475
1.241% due 07/01/2020		1,556	1,199
1.241% due 08/01/2020		663	511

			2,185

SOVEREIGN ISSUES 3.7%
Canada Government International Bond
1.500% due 12/01/2044 (f)		444	455
Province of Alberta
1.250% due 06/01/2020		2,400	1,866
2.350% due 06/01/2025		2,500	1,999
Province of British Columbia
4.300% due 06/18/2042		100	101
Province of Ontario
2.100% due 09/08/2018		700	556
2.400% due 06/02/2026		3,500	2,816
2.450% due 06/29/2022		$500	524
2.600% due 06/02/2025	CAD	9,300	7,654
3.150% due 06/02/2022		3,300	2,810
3.450% due 06/02/2045		1,200	1,058
3.500% due 06/02/2024		3,100	2,721
4.000% due 10/07/2019		$400	436
Province of Quebec
2.750% due 08/25/2021		700	742
4.250% due 12/01/2021	CAD	700	625
5.125% due 11/14/2016		$300	305

			24,668

Total Canada (Cost $30,825)			30,922

CAYMAN ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
Four Corners CLO Ltd.
0.906% due 01/26/2020		$246	244

OHA Credit Partners Ltd.
1.846% due 05/15/2023		1,247	1,245

Total Cayman Islands (Cost $1,491)			1,489

CHINA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		$900	903

Total China (Cost $899)			903

DENMARK 8.3%
CORPORATE BONDS & NOTES 8.3%
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2037	DKK	2,800	431
3.000% due 10/01/2047		4,800	737
Nykredit Realkredit A/S
1.000% due 07/01/2016		35,300	5,265
1.000% due 10/01/2016		128,200	19,211
2.000% due 10/01/2037		6,954	1,045
2.500% due 10/01/2037		13,500	2,076
2.500% due 10/01/2047		36,489	5,492
3.000% due 10/01/2047		42,424	6,516
Realkredit Danmark A/S
1.000% due 04/01/2017		16,100	2,426
2.000% due 04/01/2017		19,200	2,915
2.000% due 10/01/2037		13,445	2,018
2.500% due 10/01/2037		9,119	1,405
2.500% due 10/01/2047		10,044	1,511
3.000% due 10/01/2047		22,923	3,510

Total Denmark (Cost $54,313)			54,558

FRANCE 3.9%
CORPORATE BONDS & NOTES 1.2%
BNP Paribas Cardif S.A.
4.032% due 11/25/2025 (g)	EUR	1,200	1,280
Credit Agricole Assurances S.A.
4.250% due 01/13/2025 (g)		1,400	1,468
Credit Agricole S.A.
8.125% due 09/19/2033		$1,000	1,075
Dexia Credit Local S.A.
1.242% due 03/23/2018		1,200	1,202
1.875% due 03/28/2019		2,600	2,631

			7,656

SOVEREIGN ISSUES 2.7%
France Government International Bond
1.000% due 11/25/2025	EUR	1,800	2,159
2.500% due 05/25/2030		300	426
3.250% due 05/25/2045 (i)		4,600	8,105
4.000% due 10/25/2038		1,300	2,404
4.500% due 04/25/2041		2,200	4,467

			17,561

Total France (Cost $22,371)			25,217

GERMANY 1.1%
CORPORATE BONDS & NOTES 0.7%
Commerzbank AG
6.000% due 11/30/2016	AUD	800	602
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		300	247
5.375% due 04/23/2024	NZD	1,400	1,144
5.500% due 03/29/2022	AUD	1,100	956
7.000% due 05/10/2017	NZD	200	148
Symrise AG
4.125% due 10/25/2017	EUR	1,100	1,281

			4,378

SOVEREIGN ISSUES 0.4%
Republic of Germany
4.250% due 07/04/2039 (i)		1,300	2,734

Total Germany (Cost $7,185)			7,112

GREECE 0.3%
CORPORATE BONDS & NOTES 0.2%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,400	1,490
5.014% due 12/27/2017		100	105

			1,595

SOVEREIGN ISSUES 0.1%
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	80,000	733

Total Greece (Cost $2,243)			2,328

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,000	1,000

Total Guernsey, Channel Islands (Cost $997)			1,000

IRELAND 1.8%
ASSET-BACKED SECURITIES 0.0%
Mercator CLO PLC
0.048% due 02/18/2024	EUR	50	56

CORPORATE BONDS & NOTES 1.6%
Depfa ACS Bank
3.875% due 11/14/2016		6,900	7,767
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022		2,000	2,765

			10,532

SOVEREIGN ISSUES 0.2%
Ireland Government International Bond
5.400% due 03/13/2025		800	1,260

Total Ireland (Cost $11,861)			11,848

ITALY 3.3%
CORPORATE BONDS & NOTES 1.1%
Banca Carige SpA
3.875% due 10/24/2018	EUR	2,600	3,090
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2056		1,530	1,821
Intesa Sanpaolo SpA
5.017% due 06/26/2024		$600	552
5.710% due 01/15/2026		1,700	1,616

			7,079

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Berica ABS SRL
0.019% due 12/31/2055	EUR	95	106
Casa D’este Finance SRL
0.087% due 09/15/2040		534	584
Claris Finance SRL
0.208% due 10/31/2060		782	864

			1,554

SOVEREIGN ISSUES 2.0%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (f)		1,101	1,259
2.700% due 03/01/2047		2,300	2,748
3.250% due 09/01/2046		2,900	3,872
4.000% due 02/01/2037		2,500	3,683

Italy Government International Bond
6.000% due 08/04/2028	GBP	900	1,520

			13,082

Total Italy (Cost $22,766)			21,715

JAPAN 9.2%
CORPORATE BONDS & NOTES 0.6%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$600	603
Sumitomo Mitsui Financial Group, Inc.
2.337% due 03/09/2021		3,200	3,268

			3,871

SOVEREIGN ISSUES 8.6%
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,700	2,747
Japan Government International Bond
0.400% due 03/20/2036	JPY	180,000	1,858
1.400% due 09/20/2034		1,050,000	12,738
1.400% due 09/20/2045		90,000	1,188
1.600% due 03/20/2033		40,000	494
1.700% due 09/20/2032		2,910,000	36,271
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,400	1,419

			56,715

Total Japan (Cost $49,741)			60,586

LUXEMBOURG 0.5%
CORPORATE BONDS & NOTES 0.5%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	1,350	1,612
Wind Acquisition Finance S.A.
3.751% due 07/15/2020		1,700	1,839

Total Luxembourg (Cost $3,416)			3,451

NETHERLANDS 1.6%
ASSET-BACKED SECURITIES 0.2%
Cadogan Square CLO BV
0.177% due 01/17/2023	EUR	120	132
Highlander Euro CDO BV
0.069% due 05/01/2023		521	568
0.315% due 09/06/2022		577	639
Panther CDO BV
0.148% due 10/15/2084		254	276

			1,615

CORPORATE BONDS & NOTES 1.4%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	3,500	2,937
Cooperatieve Rabobank UA
8.375% due 07/26/2016 (g)		$5,501	5,531
8.400% due 06/29/2017 (g)		800	839

			9,307

Total Netherlands (Cost $10,928)			10,922

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.1%
DNB Bank ASA
2.375% due 06/02/2021		$400	406

SOVEREIGN ISSUES 0.5%
Kommunalbanken A/S
1.020% due 03/27/2017		2,400	2,404

Norway Government International Bond
3.750% due 05/25/2021	NOK	6,500	894

			3,298

Total Norway (Cost $3,766)			3,704

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
3.250% due 07/25/2025	PLN	100	26

Total Poland (Cost $30)			26

PORTUGAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	300	92
4.000% due 01/21/2019 ^		200	61
4.750% due 01/15/2018 ^		700	214
Novo Banco S.A.
5.000% due 04/23/2019		200	162
5.000% due 05/21/2019		600	491

Total Portugal (Cost $2,248)			1,020

QATAR 0.1%
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.625% due 06/02/2046		$800	873

Total Qatar (Cost $781)			873

SLOVENIA 3.2%
SOVEREIGN ISSUES 3.2%
Slovenia Government International Bond
4.125% due 02/18/2019		$6,500	6,850
4.700% due 11/01/2016	EUR	3,100	3,493
4.750% due 05/10/2018		$700	738
5.250% due 02/18/2024		4,700	5,306
5.500% due 10/26/2022		2,900	3,299
5.850% due 05/10/2023		1,100	1,279

Total Slovenia (Cost $21,188)			20,965

SPAIN 2.4%
SOVEREIGN ISSUES 2.4%
Autonomous Community of Andalusia
4.850% due 03/17/2020	EUR	800	1,034
Autonomous Community of Catalonia
4.300% due 11/15/2016		2,100	2,349
4.750% due 06/04/2018		1,300	1,472
4.950% due 02/11/2020		1,050	1,221
Autonomous Community of Madrid
4.125% due 05/21/2024		700	946
4.688% due 03/12/2020		900	1,161
Spain Government International Bond
2.150% due 10/31/2025		1,200	1,447
2.900% due 10/31/2046		4,470	5,587
4.700% due 07/30/2041		200	331

Total Spain (Cost $14,683)			15,548

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Inter-American Development Bank
1.875% due 03/15/2021		$1,400	1,440
International Bank for Reconstruction & Development
4.500% due 08/16/2016	NZD	700	501

Total Supranational (Cost $1,980)			1,941

SWEDEN 1.2%
CORPORATE BONDS & NOTES 1.2%
Stadshypotek AB
2.500% due 09/18/2019	SEK	4,000	513
3.000% due 03/21/2018		2,000	250
4.250% due 10/10/2017	AUD	1,700	1,293
Svenska Handelsbanken AB
2.450% due 03/30/2021		$4,200	4,318
Swedbank AB
2.200% due 03/04/2020		900	915
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	3,500	439

Total Sweden (Cost $8,251)			7,728

SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.2%
Credit Suisse AG
6.500% due 08/08/2023		$3,000	3,151
UBS AG
7.250% due 02/22/2022		2,900	2,980
7.625% due 08/17/2022		1,400	1,589

			7,720

SOVEREIGN ISSUES 0.1%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	300	508

Total Switzerland (Cost $8,298)			8,228

UNITED KINGDOM 7.2%
ASSET-BACKED SECURITIES 0.0%
Motor PLC
0.933% due 08/25/2021		$175	175

CORPORATE BONDS & NOTES 3.6%
Barclays Bank PLC
7.625% due 11/21/2022		1,100	1,186
7.750% due 04/10/2023		2,200	2,274
Barclays PLC
3.650% due 03/16/2025		1,900	1,834
6.500% due 09/15/2019 (g)	EUR	900	889
HBOS PLC
1.380% due 09/06/2017		$1,300	1,294
5.374% due 06/30/2021	EUR	400	508
HSBC Holdings PLC
4.300% due 03/08/2026		$3,200	3,399
6.000% due 09/29/2023 (g)	EUR	400	428
6.500% due 05/20/2024	GBP	300	494
Lloyds Bank PLC
2.050% due 01/22/2019		$900	898
4.875% due 03/30/2027	GBP	200	339
5.125% due 03/07/2025		1,600	2,709
Lloyds Banking Group PLC
7.625% due 06/27/2023 (g)		600	757
7.875% due 06/27/2029 (g)		800	1,011
Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,367
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (g)		700	640
8.000% due 08/10/2025 (g)		300	281
Royal Bank of Scotland PLC
9.500% due 03/16/2022		1,000	1,042
Tesco PLC
5.125% due 04/10/2047	EUR	700	747
6.125% due 02/24/2022	GBP	1,050	1,531
Tesco Property Finance PLC
5.411% due 07/13/2044		198	241

			23,869

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Eurosail PLC
0.735% due 06/10/2044		129	165
1.524% due 06/13/2045		1,546	1,750

Hercules Eclipse PLC
0.831% due 10/25/2018		368	483
Leek Finance PLC
0.904% due 09/21/2038		$2,061	2,197
Money Partners Securities PLC
0.952% due 03/15/2040	GBP	26	32
Newgate Funding PLC
1.572% due 12/15/2050		676	799
1.822% due 12/15/2050		338	374
ResLoC UK PLC
0.732% due 12/15/2043		1,992	2,334

			8,134

SOVEREIGN ISSUES 2.4%
United Kingdom Gilt
2.250% due 09/07/2023		1,500	2,215
3.250% due 01/22/2044 (i)		2,200	3,894
3.500% due 01/22/2045		1,500	2,788
4.250% due 12/07/2040 (i)		3,000	6,024
4.750% due 12/07/2038		300	629

			15,550

Total United Kingdom (Cost $48,026)			47,728

UNITED STATES 42.7%
ASSET-BACKED SECURITIES 8.3%
ACE Securities Corp. Home Equity Loan Trust
0.593% due 07/25/2036		$4,550	3,085
Amortizing Residential Collateral Trust
1.153% due 10/25/2031		7	6
Amresco Residential Securities Corp. Mortgage Loan Trust
0.923% due 06/25/2029		9	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.813% due 10/25/2035		1,581	1,511
0.833% due 02/25/2036		1,677	1,157
Bear Stearns Asset-Backed Securities Trust
1.113% due 10/25/2032		2	2
Citigroup Mortgage Loan Trust, Inc.
0.613% due 12/25/2036		830	535
0.633% due 01/25/2037		3,836	2,493
0.713% due 03/25/2036		2,000	1,590
Countrywide Asset-Backed Certificates
0.583% due 12/25/2036 ^		1,336	1,210
0.593% due 06/25/2037		1,007	721
0.593% due 06/25/2047 ^		1,054	759
0.603% due 04/25/2047		1,491	1,221
0.643% due 06/25/2047		2,041	1,851
0.653% due 06/25/2037 ^		2,807	1,910
Countrywide Asset-Backed Certificates Trust
0.603% due 02/25/2037		758	728
Credit Suisse First Boston Mortgage Securities Corp.
1.073% due 01/25/2032		5	4
EMC Mortgage Loan Trust
0.896% due 05/25/2043		468	458
First Alliance Mortgage Loan Trust
0.438% due 12/20/2027		15	14
First Franklin Mortgage Loan Trust
1.398% due 03/25/2035		1,500	1,260
GSAMP Trust
0.713% due 02/25/2046		135	102
1.323% due 11/25/2034		776	713
Home Equity Asset Trust
0.638% due 07/25/2037		1,048	1,013
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		130	60
Long Beach Mortgage Loan Trust
1.158% due 08/25/2035		65	65
MASTR Asset-Backed Securities Trust
0.693% due 06/25/2036		5,060	2,739
1.196% due 10/25/2035 ^		1,524	1,144
MASTR Specialized Loan Trust
0.823% due 01/25/2037		1,485	834
Merrill Lynch Mortgage Investors Trust
0.933% due 05/25/2036		83	76
Morgan Stanley ABS Capital, Inc. Trust
0.513% due 05/25/2037		293	195
0.583% due 01/25/2037		2,717	1,443
0.593% due 05/25/2037		2,745	1,847
0.693% due 06/25/2036		2,547	1,666
1.518% due 03/25/2035 ^		5,293	2,451
Morgan Stanley Home Equity Loan Trust
0.683% due 04/25/2037		2,046	1,246

Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	2,427	1,209
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.743% due 03/25/2036	1,700	1,279
NovaStar Mortgage Funding Trust
0.583% due 03/25/2037	1,903	1,227
Renaissance Home Equity Loan Trust
0.953% due 12/25/2033	16	15
5.294% due 01/25/2037	569	300
5.731% due 11/25/2036	2,146	1,211
Residential Asset Mortgage Products Trust
0.813% due 02/25/2036	1,900	1,329
1.013% due 06/25/2032	5	5
Residential Asset Securities Corp. Trust
0.703% due 11/25/2036	5,841	3,463
0.953% due 07/25/2032 ^	11	10
1.248% due 01/25/2035	181	171
Soundview Home Loan Trust
0.733% due 05/25/2036	1,000	807
1.403% due 10/25/2037	2,803	1,999
Specialty Underwriting & Residential Finance Trust
0.603% due 06/25/2037	586	341
1.203% due 06/25/2036	603	582
Structured Asset Investment Loan Trust
0.626% due 07/25/2036	1,905	1,090
1.353% due 09/25/2034	636	612
Structured Asset Securities Corp.
1.203% due 02/25/2035	3,410	2,649

		54,416

BANK LOAN OBLIGATIONS 0.5%
Charter Communications Operating LLC
3.500% due 01/24/2023	1,297	1,299
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	1,500	1,500
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	800	801

		3,600

CORPORATE BONDS & NOTES 5.1%
AbbVie, Inc.
2.300% due 05/14/2021	1,600	1,621
Ally Financial, Inc.
3.500% due 07/18/2016	400	401
4.750% due 09/10/2018	400	409
American International Group, Inc.
3.900% due 04/01/2026	1,000	1,033
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	700	726
3.300% due 02/01/2023	600	632
Bank of America Corp.
6.100% due 03/17/2025 (g)	300	305
6.875% due 04/25/2018	2,800	3,058
Charter Communications Operating LLC
3.579% due 07/23/2020	1,200	1,256
6.384% due 10/23/2035	500	594
CIT Group, Inc.
5.250% due 03/15/2018	700	723
Citigroup, Inc.
1.324% due 04/27/2018	600	600
1.587% due 06/07/2019	1,500	1,503
2.050% due 06/07/2019	600	605
5.950% due 05/15/2025 (g)	1,400	1,370
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	331	341
Ford Motor Credit Co. LLC
1.413% due 01/17/2017	600	601
International Lease Finance Corp.
6.750% due 09/01/2016	600	603
JPMorgan Chase & Co.
2.550% due 10/29/2020	4,200	4,294
Kinder Morgan, Inc.
5.000% due 02/15/2021	800	844
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	700	50
Navient Corp.
8.450% due 06/15/2018	100	109
Oracle Corp.
1.900% due 09/15/2021 (b)	1,600	1,607
PSEG Power LLC
3.000% due 06/15/2021	1,500	1,523
Southern Co.
2.350% due 07/01/2021	200	204
2.950% due 07/01/2023	1,600	1,661

Springleaf Finance Corp.
6.000% due 06/01/2020	900	846
8.250% due 12/15/2020	300	302
Wells Fargo & Co.
2.550% due 12/07/2020	2,200	2,265
3.000% due 02/19/2025	800	821
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,347	2,409

		33,316

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
American Home Mortgage Assets Trust
0.643% due 05/25/2046 ^	272	199
Banc of America Mortgage Trust
3.246% due 06/25/2035	252	244
BCAP LLC Trust
1.150% due 01/26/2047	54	48
5.250% due 08/26/2037	64	67
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035	80	80
2.782% due 10/25/2033	13	13
2.924% due 03/25/2035	11	11
2.932% due 08/25/2033	10	10
2.960% due 09/25/2034	142	130
2.973% due 05/25/2034	11	10
3.115% due 05/25/2034	26	25
3.143% due 05/25/2047 ^	311	281
3.254% due 11/25/2034	8	8
Bear Stearns ALT-A Trust
0.613% due 02/25/2034	62	55
2.913% due 05/25/2035	18	18
3.000% due 11/25/2035 ^	480	356
3.062% due 08/25/2036 ^	194	143
Bear Stearns Structured Products, Inc. Trust
2.878% due 01/26/2036	131	103
Citigroup Mortgage Loan Trust, Inc.
3.028% due 09/25/2037 ^	317	289
4.049% due 08/25/2035 ^	2,527	2,133
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.603% due 09/25/2035 ^	1,204	1,036
Commercial Mortgage Trust
1.866% due 01/10/2046 (a)	4,746	297
Countrywide Alternative Loan Trust
0.628% due 02/20/2047 ^	791	500
0.658% due 07/20/2046 ^	260	127
0.733% due 02/25/2037	342	251
0.803% due 05/25/2037 ^	186	97
1.687% due 11/25/2047 ^	1,518	1,035
2.764% due 11/25/2035 ^	254	173
2.952% due 02/25/2037 ^	93	78
4.653% due 11/25/2035	46	35
5.250% due 06/25/2035 ^	26	23
6.048% due 11/25/2035	15	12
6.250% due 08/25/2037 ^	36	31
6.500% due 06/25/2036 ^	78	52
Countrywide Home Loan Mortgage Pass-Through Trust
0.653% due 04/25/2046	423	372
1.213% due 09/25/2034	39	35
2.603% due 04/20/2035	6	6
2.874% due 08/25/2034 ^	77	66
3.002% due 08/25/2034 ^	8	7
Countrywide Home Loan Reperforming REMIC Trust
0.793% due 06/25/2035	147	131
Credit Suisse First Boston Mortgage Securities Corp.
2.875% due 08/25/2033	17	16
6.500% due 04/25/2033	5	5
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	203	109
DBUBS Mortgage Trust
0.384% due 11/10/2046 (a)	900	12
1.049% due 11/10/2046 (a)	942	23
Deutsche ALT-A Securities, Inc.
0.593% due 07/25/2047	850	680
Extended Stay America Trust
0.000% due 12/05/2031 (a)(d)	3,042	0
GreenPoint Mortgage Funding Trust
0.723% due 11/25/2045	11	10
GS Mortgage Securities Corp.
1.753% due 02/10/2046 (a)	2,734	215
2.465% due 11/10/2045 (a)	2,358	212
GSR Mortgage Loan Trust
2.220% due 03/25/2033	8	8
2.678% due 06/25/2034	21	20
2.990% due 01/25/2035	52	49

HarborView Mortgage Loan Trust
0.788% due 06/20/2035	31	28
1.287% due 12/19/2036 ^	135	113
2.887% due 05/19/2033	31	31
Impac CMB Trust
1.173% due 10/25/2034	838	725
1.453% due 07/25/2033	8	8
IndyMac Mortgage Loan Trust
2.803% due 09/25/2035 ^	110	93
JPMorgan Mortgage Trust
2.467% due 11/25/2033	10	9
2.783% due 10/25/2035	42	40
JPMorgan Resecuritization Trust
5.606% due 07/27/2037	1,585	1,570
MASTR Alternative Loan Trust
0.853% due 03/25/2036	52	9
Merrill Lynch Mortgage Investors Trust
0.703% due 08/25/2036	9	9
2.423% due 02/25/2036	183	181
2.554% due 02/25/2033	14	14
2.703% due 02/25/2036	78	72
3.353% due 05/25/2033	22	21
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	306	215
Residential Accredit Loans, Inc. Trust
0.603% due 02/25/2047	416	222
0.633% due 06/25/2046	405	165
1.937% due 08/25/2035	403	342
Residential Asset Securitization Trust
0.853% due 01/25/2046 ^	78	36
5.750% due 02/25/2036	1,885	1,676
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	2	2
Royal Bank of Scotland Capital Funding Trust
6.297% due 12/16/2049	109	112
Sequoia Mortgage Trust
0.648% due 07/20/2036	451	409
0.798% due 07/20/2033	66	62
Structured Adjustable Rate Mortgage Loan Trust
2.636% due 09/25/2035	449	397
2.830% due 02/25/2034	14	14
2.926% due 04/25/2034	32	32
Structured Asset Mortgage Investments Trust
0.663% due 05/25/2036	96	74
0.673% due 05/25/2036	231	171
0.673% due 09/25/2047	430	331
1.028% due 07/19/2034	13	13
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	286	176
Thornburg Mortgage Securities Trust
1.703% due 06/25/2037 ^	470	412
2.489% due 06/25/2047 ^	178	160
5.750% due 06/25/2037	363	353
5.833% due 09/25/2037	87	89
WaMu Mortgage Pass-Through Certificates Trust
0.743% due 07/25/2045	1,047	987
0.763% due 01/25/2045	42	39
1.940% due 02/27/2034	29	28
2.225% due 12/25/2036 ^	933	805
2.567% due 12/25/2035	533	500
2.818% due 06/25/2033	11	11
Washington Mutual Mortgage Loan Trust
1.606% due 05/25/2041	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
1.377% due 07/25/2046 ^	64	40
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	190	168
6.000% due 06/25/2037 ^	513	498
Wells Fargo Mortgage-Backed Securities Trust
2.868% due 04/25/2036	157	157
2.896% due 06/25/2035	304	310
6.000% due 07/25/2036 ^	168	169
Wells Fargo-RBS Commercial Mortgage Trust
1.594% due 03/15/2045 (a)	7,141	377

		22,422

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.903% due 01/16/2018	1,800	44

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 14.9%
Fannie Mae
0.553% due 01/25/2021	$1	1
0.653% due 10/27/2037	306	305
0.853% due 06/25/2036	85	85
0.903% due 01/25/2044	476	476
0.953% due 12/25/2040	359	360
1.033% due 06/25/2041	882	889
1.053% due 11/25/2020	971	975
2.260% due 12/01/2034	56	58
2.653% due 11/01/2034	88	93
4.295% due 06/01/2021	3,068	3,437
6.000% due 04/25/2043 - 07/25/2044	164	191
6.500% due 11/25/2042	125	143
Fannie Mae, TBA
3.000% due 07/01/2046 - 08/01/2046	42,600	44,104
3.500% due 08/01/2031 - 08/01/2046	14,000	14,757
4.000% due 08/01/2046	5,100	5,463
Freddie Mac
0.786% due 01/15/2038	1,373	1,366
0.892% due 12/15/2031	1	1
1.042% due 12/15/2037	61	61
1.159% due 11/25/2022 (a)	3,311	177
1.610% due 10/25/2044	144	150
1.926% due 01/15/2038 (a)	1,373	91
Freddie Mac, TBA
3.000% due 07/01/2046 - 08/01/2046	10,000	10,349
3.500% due 08/01/2046	9,000	9,478
Ginnie Mae
1.042% due 02/16/2030	19	19
1.750% due 05/20/2028 - 06/20/2030	13	13
1.875% due 09/20/2023 - 09/20/2026	16	16
2.000% due 11/20/2021 - 05/20/2030	51	53
6.000% due 08/20/2034	670	774
NCUA Guaranteed Notes
0.835% due 11/06/2017	1,804	1,804
1.006% due 12/08/2020	976	978
Small Business Administration
5.600% due 09/01/2028	358	407
Tennessee Valley Authority
5.880% due 04/01/2036	637	925

		97,999

U.S. TREASURY OBLIGATIONS 10.5%
U.S. Treasury Bonds
3.750% due 11/15/2043	3,100	4,094
4.375% due 05/15/2040	400	570
6.125% due 11/15/2027 (m)	3,700	5,464
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (k)	1,374	1,402
0.125% due 07/15/2022 (k)	6,554	6,709
0.125% due 01/15/2023 (k)	7,048	7,149
0.250% due 01/15/2025 (k)	17,069	17,349
0.375% due 07/15/2025 (i)	13,316	13,725
1.375% due 01/15/2020	221	236
1.750% due 01/15/2028	799	936
2.375% due 01/15/2025	279	334
2.375% due 01/15/2027 (m)	356	437
2.500% due 01/15/2029	669	849
3.875% due 04/15/2029	1,019	1,470
U.S. Treasury Notes
1.500% due 08/31/2018 (k)(m)	3,700	3,771
1.750% due 10/31/2020 (k)	800	827
1.875% due 08/31/2022 (m)	100	104
2.000% due 11/30/2020 (m)	700	732
2.000% due 02/15/2025 (m)	2,200	2,303
2.375% due 08/15/2024 (m)	400	431

		68,892

Total United States (Cost $277,370)		280,689

SHORT-TERM INSTRUMENTS 20.3%
REPURCHASE AGREEMENTS (h) 0.1%			360

CZECH REPUBLIC TREASURY BILLS 0.1%
(0.254)% due 09/02/2016 (d)(e)	CZK	15,000	615

JAPAN TREASURY BILLS 19.7%
(0.256)% due 08/08/2016 - 09/20/2016 (c)(d)	JPY	13,410,000	129,913

U.S. TREASURY BILLS 0.4%
0.165% due 07/21/2016 (c)(d)(m)		$2,889	2,889

Total Short-Term Instruments (Cost $127,871)			133,777

Total Investments in Securities (Cost $740,096)			761,002

	SHARES
INVESTMENTS IN AFFILIATES 2.5%
SHORT-TERM INSTRUMENTS 2.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short-Term Floating NAV Portfolio III		1,700,369	16,806

Total Short-Term Instruments (Cost $16,806)			16,806

Total Investments in Affiliates (Cost $16,806)			16,806

Total Investments 118.0% (Cost $756,902)			$777,808
Financial Derivative Instruments (j)(l) (0.9)% (Cost or Premiums, net $(495))			(6,377)
Other Assets and Liabilities, net (17.1)%			(112,539)

Net Assets 100.0%			$658,892

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$360	U.S. Treasury Notes 1.000% due 05/15/2018	$(368)	$360	$360

Total Repurchase Agreements						$(368)	$360	$360

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BSN	0.580%	04/18/2016	07/18/2016		$(6,097)	$(6,105)
MBC	(0.400)	04/12/2016	07/13/2016	EUR	(2,350)	(2,605)
	(0.370)	04/12/2016	07/13/2016		(6,385)	(7,080)
	0.750	05/11/2016	08/10/2016	GBP	(6,113)	(8,147)

Total Reverse Repurchase Agreements						$(23,937)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(24,307) at a weighted average interest rate of 0.253%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Bonds	4.500%	02/15/2036	$3,100	$(4,466)	$(4,520)

Total Short Sales				$(4,466)	$(4,520)

(3)	Payable for short sales includes $54 of accrued interest.

(i)	Securities with an aggregate market value of $25,463 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$112.250	08/26/2016	1,042	$9	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/26/2016	880	7	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond September Futures	135.000	08/26/2016	66	1	0

				$17	$2

Total Purchased Options				$17	$2

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	658	$(764)	$0	$(33)
90-Day Eurodollar March Futures	Short	03/2018	36	(43)	0	(1)
Australia Government 3-Year Note September Futures	Long	09/2016	150	18	0	(11)
Call Options Strike @ 112.500 on Euro-Bund 10-Year September Futures	Long	08/2016	398	0	0	(2)
Call Options Strike @ EUR 166.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2016	123	(116)	7	(11)
Canada Government 10-Year Bond September Futures	Short	09/2016	16	(44)	4	(6)
Euro-Bobl September Futures	Long	09/2016	193	302	6	(7)
Euro-BONO September Futures September Futures	Short	09/2016	26	(88)	0	(30)
Euro-BTP Italy Government Bond September Futures	Long	09/2016	159	146	211	0
Euro-Bund 10-Year Bond September Futures	Short	09/2016	16	(51)	0	(5)
Euro-Buxl 30-Year Bond September Futures	Short	09/2016	22	(403)	0	(46)
Euro-OAT France Government 10-Year Bond September Futures	Long	09/2016	82	367	56	0
Euro-Schatz September Futures	Short	09/2016	398	(121)	11	(2)
Japan Government 10-Year Bond September Futures	Long	09/2016	9	31	8	(5)
Put Options Strike @ EUR 128.750 on Euro-Bobl August Futures	Long	07/2016	358	0	0	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond August Futures	Long	07/2016	123	(51)	0	(1)
U.S. Treasury 5-Year Note September Futures	Long	09/2016	1,019	2,260	80	(3)
U.S. Treasury 10-Year Note September Futures	Long	09/2016	909	3,186	0	(71)
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2016	71	807	0	(64)
United Kingdom Long Gilt September Futures	Long	09/2016	21	169	13	0

Total Futures Contracts				$5,605	$396	$(298)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin (5)
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
iTraxx Europe Main 25 5-Year Index	(1.000)%	06/20/2021	EUR	16,600	$(144)	$58	$0	$(101)
iTraxx Europe Senior 25 5-Year Index	(1.000)	06/20/2021		900	6	7	0	(45)

					$(138)	$65	$0	$(146)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin (5)
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-25 5-Year Index	1.000%	12/20/2020		$173,400	$1,425	$1,153	$296	$0
CDX.IG-26 5-Year Index	1.000	06/20/2021		54,000	607	74	104	0

					$2,032	$1,227	$400	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.200%	06/16/2026	CAD	15,500	$(1,057)	$(355)	$0	$(14)
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	1,600	80	81	9	0
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	100	1	1	0	0
Pay	3-Month SEK-STIBOR	1.023	01/23/2025		100	1	1	0	0
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		100	1	1	0	0
Pay	3-Month SEK-STIBOR	1.036	01/23/2025		100	1	1	0	0
Receive	3-Month USD-LIBOR	1.250	06/15/2018		$16,700	(171)	(75)	0	(5)
Receive	3-Month USD-LIBOR	2.000	06/15/2021		23,300	(1,152)	(252)	2	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		53,100	(3,061)	(1,113)	38	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		110,000	(3,789)	(1,458)	115	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		4,900	(401)	(172)	10	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		39,800	(1,065)	(302)	95	0
Pay	3-Month USD-LIBOR	2.500	12/16/2035		4,400	563	542	0	(29)
Pay	3-Month USD-LIBOR	2.980	07/01/2041		3,700	8	0	0	0
Pay	3-Month USD-LIBOR	2.500	06/15/2046		7,900	1,199	1,271	0	(87)
Pay	3-Month USD-LIBOR	2.250	12/21/2046		700	(61)	0	5	0
Pay	3-Month ZAR-JIBAR *	9.000	09/21/2026	ZAR	11,100	32	25	7	0
Receive	6-Month AUD-BBR-BBSW	3.250	06/17/2026	AUD	100	(7)	(7)	0	0
Pay	6-Month EUR-EURIBOR *	0.000	09/21/2021	EUR	6,700	31	90	5	0
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		5,600	447	355	18	0
Pay	6-Month EUR-EURIBOR	0.750	12/16/2025		1,000	51	118	4	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026		19,500	785	566	68	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		6,550	(841)	(724)	0	(42)
Receive	6-Month GBP-LIBOR *	1.750	09/16/2018	GBP	17,800	(593)	(609)	0	(22)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		6,700	(90)	(75)	0	(8)
Pay	6-Month GBP-LIBOR *	1.250	09/21/2021		32,800	1,327	1,243	44	0
Pay	6-Month GBP-LIBOR *	1.500	09/21/2026		2,800	173	193	5	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		1,800	(329)	(285)	0	(13)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	3,360,000	166	150	0	(9)
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		1,450,000	(504)	(324)	5	0
Pay	6-Month JPY-LIBOR	1.000	12/18/2025		1,180,000	1,169	693	0	(5)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		400,000	139	83	0	(2)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		260,000	552	509	0	(15)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		140,000	(545)	(273)	32	0
Pay	28-Day MXN-TIIE	4.195	10/05/2017	MXN	40,000	(19)	(17)	0	(2)
Pay	28-Day MXN-TIIE	4.130	10/17/2017		163,000	(87)	(60)	0	(9)

						$(7,046)	$(178)	$462	$(262)

Total Swap Agreements						$(5,152)	$1,114	$862	$(408)

*	This security has a forward starting effective date.
(5)	Unsettled variation margin liability of $(234) for closed swap agreements is outstanding at period end.

(k)	Securities with an aggregate market value of $13,059 and cash of $4,128 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016		$6,244	AUD	8,445	$54	$0
	07/2016		282	EUR	250	0	(5)
	08/2016	AUD	8,445		$6,238	0	(54)
BOA	07/2016	BRL	7,272		2,266	2	0
	07/2016	DKK	160,185		24,076	175	0
	07/2016	GBP	14,388		21,097	1,943	0
	07/2016		$1,993	BRL	7,272	271	0
	07/2016		71,784	EUR	65,140	505	0
	07/2016		26,013	GBP	19,551	15	0
	07/2016		1,714	NZD	2,424	17	0
	08/2016	EUR	65,140		$71,861	0	(502)
	08/2016	GBP	19,551		26,020	0	(14)
	08/2016	NZD	2,424		1,712	0	(17)
	08/2016	SGD	8,901		6,424	0	(181)
	09/2016	AUD	157		117	0	0
	09/2016	SGD	136		101	0	0
	09/2016		$2,077	EUR	1,866	6	(8)
	10/2016	BRL	7,300		$1,895	0	(316)
	10/2016	DKK	12,855		1,932	8	0
	01/2017	CNY	3,453		498	0	(14)
	01/2017		$1,441	CNY	9,551	0	(24)
BPS	07/2016	BRL	25,581		$7,493	0	(471)
	07/2016		$7,619	BRL	25,581	348	(3)
	07/2016		884	NOK	7,490	10	0
	07/2016		1,165	SEK	9,890	4	0
	08/2016	NOK	7,490		$884	0	(11)
	08/2016	SEK	9,890		1,167	0	(4)
	08/2016		$6,887	BRL	23,655	413	0
	08/2016		311	CNH	2,056	0	(3)
	08/2016		1,599	MXN	30,302	50	0
	09/2016	AUD	381		$285	1	0
	09/2016	CNH	15,517		2,348	27	0
	10/2016		4,345		659	10	0
	10/2016		$499	CNY	3,293	0	(7)
BRC	07/2016	EUR	450		$498	0	(2)
	07/2016		$552	CHF	540	1	0
	08/2016	CHF	540		$553	0	(1)
	08/2016		$1,041	CNH	6,884	0	(10)
	08/2016		498	EUR	450	2	0
	09/2016	CNH	3,612		$543	2	0
CBK	07/2016	BRL	1,242		387	0	0
	07/2016	DKK	8,065		1,224	20	0
	07/2016	EUR	10,999		12,505	298	0
	07/2016	GBP	2,689		3,835	255	0
	07/2016		$341	BRL	1,242	46	0
	07/2016		967	CHF	930	0	(15)
	07/2016		7,821	EUR	6,888	0	(177)
	07/2016		1,979	JPY	210,100	56	0
	08/2016	GBP	979		$1,320	17	0
	08/2016	HKD	410		53	0	0
	08/2016	SGD	4,902		3,578	0	(59)
	08/2016	THB	4,767		135	0	0
	08/2016		$1,853	MXN	34,660	33	0
	09/2016	CNH	1,803		$271	1	0
	09/2016		$65	AUD	87	0	0
	01/2017		1,185	RUB	85,794	90	0
DUB	07/2016	BRL	3,772		$1,175	1	0
	07/2016		$1,071	BRL	3,772	103	0
	07/2016		3,310	RUB	216,366	65	0
	08/2016	SGD	2,290		$1,678	0	(22)
GLM	07/2016	EUR	63,145		70,445	374	(4)
	07/2016		$5,961	EUR	5,382	12	0
	08/2016	TWD	194,150		$5,978	0	(60)
	08/2016		$1,241	KRW	1,437,884	6	0
	08/2016		324	ZAR	4,958	10	0
	09/2016	EUR	1,391		$1,561	14	(1)
	10/2016	DKK	12,170		1,823	1	0
	10/2016		$3,781	BRL	13,800	399	0
HUS	07/2016	SEK	9,890		$1,192	23	0
	08/2016	JPY	7,150,000		67,294	0	(2,045)
	09/2016	CNH	1,802		271	1	0
	09/2016	EUR	655		735	6	0
	09/2016		$336	CNH	2,200	0	(7)
	09/2016		475	EUR	419	0	(9)
	09/2016		951	SGD	1,289	6	0
	10/2016	DKK	140,685		$21,081	18	0
	10/2016		$160	CNY	1,057	0	(2)
	01/2017	CNH	2,294		$348	6	0
	01/2017		$1,448	CNY	9,592	0	(25)
	02/2017		1,184	RUB	85,935	91	0
JPM	07/2016	BRL	8,308		$2,282	0	(304)
	07/2016	CAD	35,862		27,351	0	(407)
	07/2016	CHF	1,470		1,488	0	(18)
	07/2016	DKK	22,590		3,417	47	0
	07/2016	EUR	2,505		2,813	33	0
	07/2016	NZD	2,424		1,646	0	(85)
	07/2016	RUB	216,366		3,358	0	(16)
	07/2016		$2,588	BRL	8,308	0	(2)
	07/2016		813	GBP	615	6	0
	08/2016	GBP	1,935		$2,601	25	0
	08/2016	MXN	20,547		1,135	16	0
	08/2016	RUB	32,895		481	0	(28)
	08/2016		$6,583	INR	445,267	0	(38)
	09/2016	AUD	157		$117	1	0
	09/2016	CNH	29,005		4,388	49	0
	09/2016	JPY	6,330,000		59,719	0	(1,726)
	09/2016	SGD	982		731	3	0
	09/2016		$1,106	CNH	7,216	0	(26)
	09/2016		4,268	JPY	437,800	0	(19)
	09/2016		3,306	RUB	216,366	14	0
	10/2016	BRL	16,500		$4,285	0	(712)
	10/2016	CNH	12,184		1,863	43	0
	10/2016	DKK	128,773		19,584	306	(1)
	10/2016		$656	BRL	2,300	40	0
	10/2016		1,859	CNY	12,178	0	(41)
	07/2017	BRL	2,400		$641	0	(35)
MSB	07/2016		8,593		2,677	2	0
	07/2016	JPY	5,377,217		48,806	0	(3,266)
	07/2016	NOK	7,490		899	4	0
	07/2016		$2,442	BRL	8,593	233	0
	08/2016	JPY	360,000		$3,386	0	(104)
	08/2016	ZAR	5,021		333	0	(5)
	09/2016	AUD	1,362		1,021	8	0
	09/2016	EUR	125		139	0	0
	09/2016	SGD	628		465	0	(1)
	09/2016		$222	EUR	200	1	0
	09/2016		5	SGD	7	0	0
NAB	07/2016		3,721	EUR	3,363	11	0
	08/2016	EUR	3,363		$3,725	0	(11)
SCX	07/2016	AUD	8,294		5,959	0	(226)
	07/2016		$50,708	JPY	5,167,117	0	(670)
	08/2016	CNH	46,347		$7,037	95	0
	08/2016	INR	238,750		3,506	0	(3)
	08/2016	JPY	5,167,117		50,761	681	0
	10/2016	CNH	48,758		7,408	124	0
	10/2016		$7,403	CNY	48,768	0	(124)
	01/2017		334	CNH	2,294	8	0
SOG	07/2016		27,459	CAD	35,862	299	0
	08/2016	CAD	35,862		$27,462	0	(299)
	08/2016	INR	200,902		2,954	1	0
	08/2016	RUB	106,391		1,582	0	(62)
	09/2016	CZK	15,034		629	12	0
	01/2017	CNY	15,690		2,264	0	(65)
UAG	07/2016	AUD	151		112	0	(1)
	07/2016	EUR	4,374		4,977	123	0
	07/2016	GBP	4,361		6,288	483	0
	07/2016		$496	EUR	450	3	0
	07/2016		1,766	GBP	1,272	0	(73)
	08/2016	CNH	3,735		$571	11	0
	08/2016		$149	IDR	2,009,414	3	0
	09/2016	CNH	8,419		$1,274	14	0
	09/2016	SGD	276		204	0	(1)
	09/2016		$1,025	AUD	1,382	3	0
	09/2016		7,779	CNH	50,741	0	(189)
	09/2016		109	SGD	147	0	0

Total Forward Foreign Currency Contracts						$8,518	$(12,631)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC CHF versus SEK	SEK	8.090	07/27/2016	CHF	3,560	$18	$0
	Put - OTC GBP versus USD		$1.335	09/28/2016	GBP	3,700	148	135
DUB	Put - OTC EUR versus USD		1.100	09/26/2016	EUR	3,591	71	55
GLM	Call - OTC EUR versus USD		1.140	09/07/2016		2,400	48	18
	Put - OTC EUR versus USD		1.140	09/07/2016		2,400	47	84
	Put - OTC EUR versus USD		1.105	09/28/2016		6,600	149	115
HUS	Call - OTC USD versus SGD	SGD	1.354	09/15/2016		$1,700	25	18
	Put - OTC USD versus SGD		1.354	09/15/2016		1,700	25	25
JPM	Put - OTC CHF versus SEK	SEK	8.090	07/27/2016	CHF	3,150	10	0
	Call - OTC USD versus JPY	JPY	111.000	08/29/2016		$3,700	61	7
SCX	Put - OTC EUR versus USD		$1.120	07/07/2016	EUR	5,600	35	68
	Put - OTC EUR versus USD		1.100	09/26/2016		2,509	48	39
	Call - OTC USD versus CNY	CNY	6.520	10/31/2016		$144	44	119

							$729	$683

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016		$215,100	$71	$17
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016		6,000	49	49
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400	03/03/2017	JPY	160,000	11	5
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016		$8,700	73	67

								$204	$138

Total Purchased Options								$933	$821

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250%	09/21/2016	EUR	3,800	$(12)	$(6)
CBK	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		8,400	(28)	(13)
DUB	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		2,100	(6)	(3)
SOG	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		1,900	(6)	(3)

							$(52)	$(25)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		$1,000	$(12)	$(5)
BOA	Put - OTC AUD versus USD		$0.730	07/28/2016	AUD	500	(4)	(2)
	Call - OTC AUD versus USD		0.797	07/28/2016		500	(4)	0
	Put - OTC AUD versus USD		0.727	08/01/2016		1,800	(13)	(8)
	Call - OTC AUD versus USD		0.795	08/01/2016		1,800	(14)	0
	Put - OTC AUD Versus USD		0.716	08/03/2016		2,200	(16)	(6)
	Call - OTC AUD Versus USD		0.783	08/03/2016		2,200	(16)	(2)
	Call - OTC CHF versus SEK	SEK	8.604	07/27/2016	CHF	3,560	(27)	(50)
	Call - OTC GBP versus USD		$1.378	09/26/2016	GBP	1,000	(43)	(16)
	Put - OTC GBP versus USD		1.378	09/26/2016		1,000	(49)	(61)
	Put - OTC GBP versus USD		1.260	09/28/2016		3,700	(54)	(46)
	Put - OTC GBP versus USD		1.300	09/28/2016		3,700	(93)	(83)
BPS	Call - OTC GBP versus USD		1.370	09/26/2016		1,000	(45)	(18)
	Put - OTC GBP versus USD		1.370	09/26/2016		1,000	(45)	(56)
CBK	Put - OTC AUD versus USD		0.739	07/22/2016	AUD	3,780	(28)	(23)
	Put - OTC AUD versus USD		0.731	07/28/2016		1,100	(8)	(5)
	Call - OTC AUD versus USD		0.798	07/28/2016		1,100	(8)	0
	Call - OTC EUR versus JPY	JPY	113.150	09/26/2016	EUR	1,400	(52)	(52)
	Put - OTC EUR versus JPY		113.150	09/26/2016		1,400	(47)	(32)
DUB	Put - OTC AUD versus USD		$0.727	07/28/2016	AUD	1,500	(11)	(6)
	Call - OTC AUD versus USD		0.795	07/28/2016		1,500	(11)	0
	Put - OTC EUR versus USD		1.050	09/26/2016	EUR	3,591	(27)	(16)
	Call - OTC EUR versus USD		1.140	09/26/2016		3,591	(61)	(35)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$1,300	(69)	(15)
GLM	Call - OTC AUD versus JPY	JPY	75.600	09/26/2016	AUD	1,400	(35)	(40)
	Put - OTC AUD versus JPY		75.600	09/26/2016		1,400	(36)	(27)
	Call - OTC EUR versus MXN	MXN	22.160	08/17/2016	EUR	3,000	(35)	(8)
	Put - OTC EUR versus MXN		18.900	03/21/2017		2,500	(98)	(25)
	Call - OTC EUR versus MXN		22.650	03/21/2017		2,500	(86)	(65)
	Put - OTC EUR versus USD		$1.060	09/28/2016		6,600	(57)	(39)
	Put - OTC EUR versus USD		1.080	09/28/2016		6,600	(88)	(64)
JPM	Call - OTC CHF versus SEK	SEK	8.600	07/27/2016	CHF	3,150	(27)	(45)
	Put - OTC USD versus JPY	JPY	106.500	08/29/2016		$3,700	(35)	(150)
	Call - OTC USD versus JPY		114.000	08/29/2016		3,700	(27)	(3)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		1,600	(41)	(49)
SCX	Put - OTC EUR versus USD		$1.100	07/07/2016	EUR	5,600	(14)	(12)
	Call - OTC EUR versus USD		1.160	07/07/2016		2,800	(11)	0
	Put - OTC EUR versus USD		1.050	09/26/2016		2,509	(18)	(11)
	Call - OTC EUR versus USD		1.140	09/26/2016		2,509	(40)	(24)
SOG	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		$2,500	(30)	(13)
	Put - OTC USD versus KRW	KRW	1,100.000	07/22/2016		1,694	(11)	(1)
	Put - OTC USD versus KRW		1,145.000	01/19/2017		1,100	(25)	(33)
UAG	Put - OTC USD versus KRW		1,145.000	01/19/2017		1,100	(25)	(33)

							$(1,496)	$(1,179)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$500	$(6)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016		$12,000	$(49)	$(49)
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000	03/03/2017	JPY	1,080,000	(12)	(8)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016		$17,400	(74)	(66)

								$(135)	$(123)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
DUB	Call & Put - OTC 1-Year USD/BRL versus 1-Year USD/BRL Forward Currency Volatility Agreement	0.000%	06/29/2017	$1,400	$0	$(19)
GLM	Call & Put - OTC 1-Year USD/BRL versus 1-Year USD/BRL Forward Currency Volatility Agreement	0.000	06/30/2017	1,000	0	0
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000	02/20/2017	100	0	0

					$0	$(19)

Total Written Options					$(1,689)	$(1,346)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Reynolds American, Inc.	(1.000)%	12/20/2020	0.361%		$200	$(6)	$0	$0	$(6)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.630	EUR	100	(1)	(1)	0	(2)
BPS	BASF SE	(1.000)	12/20/2020	0.488		100	(2)	(1)	0	(3)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368		200	(5)	(1)	0	(6)
	Teliasonera AB	(1.000)	12/20/2020	0.496		400	(3)	(7)	0	(10)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.630		200	(1)	(3)	0	(4)
BRC	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561		100	(2)	0	0	(2)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368		300	(7)	(3)	0	(10)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		$200	(6)	0	0	(6)
	Springleaf Finance Corp.	(5.000)	06/20/2020	5.278		900	(86)	93	7	0
CBK	Altria Group, Inc.	(1.000)	12/20/2020	0.284		100	(3)	0	0	(3)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561	EUR	500	(11)	0	0	(11)
	Bayer AG	(1.000)	12/20/2020	0.591		400	(8)	0	0	(8)
	UBS AG	(1.000)	09/20/2022	1.985		$2,300	124	5	129	0
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		300	(9)	0	0	(9)
FBF	Altria Group, Inc.	(1.000)	12/20/2020	0.284		400	(13)	0	0	(13)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		200	(6)	0	0	(6)
GST	Altria Group, Inc.	(1.000)	12/20/2020	0.284		800	(27)	1	0	(26)
	BASF SE	(1.000)	12/20/2020	0.488	EUR	300	(7)	(1)	0	(8)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561		200	(5)	1	0	(4)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368		500	(11)	(5)	0	(16)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		$700	(21)	1	0	(20)
	SABMiller PLC	(1.000)	01/20/2022	0.369		200	(6)	(1)	0	(7)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.630	EUR	100	0	(2)	0	(2)
JPM	Altria Group, Inc.	(1.000)	12/20/2020	0.284		$300	(10)	0	0	(10)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561	EUR	200	(4)	0	0	(4)
	Bayer AG	(1.000)	12/20/2020	0.591		200	(5)	1	0	(4)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368		100	(2)	(1)	0	(3)
	Pfizer, Inc.	(1.000)	12/20/2020	0.230		$800	(30)	3	0	(27)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		100	(3)	0	0	(3)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		400	(12)	0	0	(12)
MYC	Pfizer, Inc.	(1.000)	12/20/2020	0.230		300	(11)	1	0	(10)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		200	(6)	0	0	(6)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		100	(3)	0	0	(3)
RYL	Burlington Northern Santa Fe LLC	(0.510)	03/20/2018	0.064		446	0	(3)	0	(3)
	Cleveland Electric Illuminating Co.	(0.940)	06/20/2017	0.172		637	0	(5)	0	(5)
SOG	Intesa Sanpaolo SpA	(1.000)	03/20/2026	3.524		1,700	246	86	332	0
	United Utilities PLC	(1.000)	12/20/2020	0.720	EUR	300	0	(4)	0	(4)

							$38	$154	$468	$(276)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.824%		$200	$(8)	$4	$0	$(4)
	Brazil Government International Bond	1.000	09/20/2019	2.139		1,000	(28)	(7)	0	(35)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	1,300	(7)	12	5	0
BRC	Russia Government International Bond	1.000	09/20/2016	0.228		$1,000	(13)	15	2	0
	Tesco PLC	1.000	12/20/2020	2.536	EUR	100	(8)	1	0	(7)
CBK	Brazil Government International Bond	1.000	03/20/2019	1.824		$300	(13)	6	0	(7)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	500	(42)	6	0	(36)
GST	Brazil Government International Bond	1.000	03/20/2019	1.824		$1,300	(63)	35	0	(28)
	Greece Government International Bond	1.000	12/20/2016	11.983		700	(154)	123	0	(31)
HUS	Russia Government International Bond	1.000	09/20/2016	0.228		1,000	(12)	14	2	0
JPM	Brazil Government International Bond	1.000	03/20/2019	1.824		1,100	(46)	22	0	(24)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	300	(24)	2	0	(22)
MYC	Brazil Government International Bond	1.000	09/20/2019	2.139		$800	(24)	(4)	0	(28)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	200	(16)	1	0	(15)
SOG	Tesco PLC	1.000	12/20/2020	2.536		900	(77)	12	0	(65)

							$(535)	$242	$9	$(302)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021	EUR	8,100		$8,780	$(10)	$198	$188	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		6,290		7,020	66	(147)	0	(81)
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	11,700		16,637	(11)	(1,060)	0	(1,071)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021	EUR	11,020		11,946	352	(96)	256	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		8,300		8,997	76	117	193	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		8,280		8,976	165	(7)	158	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	8,600		12,126	37	(718)	0	(681)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021	EUR	9,500		10,298	215	5	220	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		2,800		3,153	11	(75)	0	(64)
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.120% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	13,000		18,821	(139)	(1,375)	0	(1,514)
	Floating rate equal to 3-Month USD-LIBOR less 0.755% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	09/21/2018		$10,214	JPY	1,050,000	(21)	0	0	(21)

								$741	$(3,158)	$1,015	$(3,432)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	1,835,500	$0	$44	$44	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		1,137,700	0	28	28	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		5,506,400	0	134	134	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		1,835,500	0	45	45	0

							$0	$251	$251	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus BRL 1-Year ATM Implied Volatility	24.000%	07/07/2016	$500	$0	$41	$41	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350	08/16/2016	1,400	0	41	41	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450	08/16/2016	600	0	18	18	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	600	0	19	19	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	600	0	19	19	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800	08/16/2016	500	0	17	17	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	600	0	22	22	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	09/14/2016	600	0	14	14	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.400	12/06/2016	400	0	9	9	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	7.250	01/03/2017	8	0	0	0	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	03/22/2017	900	0	15	15	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.150	03/30/2017	600	0	7	7	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	600	0	(4)	0	(4)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450	08/16/2016	600	0	(5)	0	(5)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	1,400	0	(13)	0	(13)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	600	0	(10)	0	(10)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	1,100	0	(21)	0	(21)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.000	09/14/2016	600	0	(7)	0	(7)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.800	12/06/2016	400	0	(6)	0	(6)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	9.250	01/03/2017	8	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.300	03/22/2017	900	0	(10)	0	(10)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.050	03/30/2017	600	0	(6)	0	(6)
HUS	Pay	EUR versus BRL 1-Year ATM Implied Volatility	24.500	07/08/2016	300	0	27	27	0
	Pay	EUR versus BRL 1-Year ATM Implied Volatility	23.750	07/13/2016	500	0	41	41	0

						$0	$208	$290	$(82)

Total Swap Agreements						$244	$(2,303)	$2,033	$(4,092)

(m)	Securities with an aggregate market value of $9,317 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$174	$0	$174
Brazil
Corporate Bonds & Notes	0	3,574	0	3,574
Sovereign Issues	0	2,976	0	2,976
Canada
Corporate Bonds & Notes	0	4,069	0	4,069
Non-Agency Mortgage-Backed Securities	0	2,185	0	2,185
Sovereign Issues	0	24,668	0	24,668
Cayman Islands
Asset-Backed Securities	0	1,489	0	1,489
China
Corporate Bonds & Notes	0	903	0	903
Denmark
Corporate Bonds & Notes	0	54,558	0	54,558
France
Corporate Bonds & Notes	0	7,656	0	7,656
Sovereign Issues	0	17,561	0	17,561
Germany
Corporate Bonds & Notes	0	4,378	0	4,378
Sovereign Issues	0	2,734	0	2,734
Greece
Corporate Bonds & Notes	0	1,595	0	1,595
Sovereign Issues	0	733	0	733
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,000	0	1,000
Ireland
Asset-Backed Securities	0	56	0	56
Corporate Bonds & Notes	0	10,532	0	10,532
Sovereign Issues	0	1,260	0	1,260
Italy
Corporate Bonds & Notes	0	7,079	0	7,079
Non-Agency Mortgage-Backed Securities	0	1,554	0	1,554
Sovereign Issues	0	13,082	0	13,082
Japan
Corporate Bonds & Notes	0	3,871	0	3,871
Sovereign Issues	0	56,715	0	56,715
Luxembourg
Corporate Bonds & Notes	0	3,451	0	3,451
Netherlands
Asset-Backed Securities	0	1,615	0	1,615
Corporate Bonds & Notes	0	9,307	0	9,307
Norway
Corporate Bonds & Notes	0	406	0	406
Sovereign Issues	0	3,298	0	3,298
Poland
Sovereign Issues	0	26	0	26
Portugal
Corporate Bonds & Notes	0	1,020	0	1,020
Qatar
Sovereign Issues	0	873	0	873
Slovenia
Sovereign Issues	0	20,965	0	20,965
Spain
Sovereign Issues	0	15,548	0	15,548
Supranational
Corporate Bonds & Notes	0	1,941	0	1,941
Sweden
Corporate Bonds & Notes	0	7,728	0	7,728
Switzerland
Corporate Bonds & Notes	0	7,720	0	7,720
Sovereign Issues	0	508	0	508
United Kingdom
Asset-Backed Securities	0	175	0	175
Corporate Bonds & Notes	0	23,869	0	23,869
Non-Agency Mortgage-Backed Securities	0	8,134	0	8,134
Sovereign Issues	0	15,550	0	15,550
United States
Asset-Backed Securities	0	54,416	0	54,416
Bank Loan Obligations	0	3,600	0	3,600
Corporate Bonds & Notes	0	33,316	0	33,316
Non-Agency Mortgage-Backed Securities	0	22,422	0	22,422
Preferred Securities	44	0	0	44
U.S. Government Agencies	0	97,999	0	97,999
U.S. Treasury Obligations	0	68,892	0	68,892
Short-Term Instruments
Repurchase Agreements	0	360	0	360
Czech Republic Treasury Bills	0	615	0	615
Japan Treasury Bills	0	129,913	0	129,913
U.S. Treasury Bills	0	2,889	0	2,889
	$44	$760,958	$0	$761,002

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,806	$0	$0	$16,806

Total Investments	$16,850	$760,958	$0	$777,808

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(4,520)	$0	$(4,520)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	396	864	0	1,260
Over the counter	0	11,372	0	11,372
	$396	$12,236	$0	$12,632

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(298)	(408)	0	(706)
Over the counter	0	(18,069)	0	(18,069)

	$(298)	$(18,477)	$0	$(18,775)

Totals	$16,948	$750,197	$0	$767,145

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (Unhedged)

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.3%
AUSTRALIA 1.0%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Puma SE
2.750% due 05/13/2045	AUD	1,201	$891
2.640% due 10/18/2045		1,251	925
Swan Trust
3.140% due 04/25/2041		879	657

			2,473

SOVEREIGN ISSUES 0.5%
Queensland Treasury Corp.
4.250% due 07/21/2023		3,000	2,532

Total Australia (Cost $5,958)			5,005

BELGIUM 0.0%
CORPORATE BONDS & NOTES 0.0%
KBC Bank NV
8.000% due 01/25/2023		$200	213

Total Belgium (Cost $216)			213

BRAZIL 3.3%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
3.536% due 03/17/2020		$2,400	2,124
8.375% due 05/23/2021		600	621

			2,745

SOVEREIGN ISSUES 2.8%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	38,600	11,613
0.000% due 07/01/2017 (c)		11,500	3,159

			14,772

Total Brazil (Cost $16,268)			17,517

CANADA 5.3%
CORPORATE BONDS & NOTES 0.6%
Bank of Nova Scotia
1.875% due 04/26/2021		$1,900	1,917
Royal Bank of Canada
2.300% due 03/22/2021		1,400	1,440

			3,357

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
1.041% due 06/01/2020	CAD	620	475
1.241% due 07/01/2020		1,739	1,340
1.241% due 08/01/2020		569	438

			2,253

SOVEREIGN ISSUES 4.3%
Canada Government International Bond
1.500% due 12/01/2044 (e)		999	1,024
Province of Alberta
1.250% due 06/01/2020		2,300	1,788
2.350% due 06/01/2025		2,400	1,919
Province of British Columbia
4.300% due 06/18/2042		700	705
Province of Ontario
2.400% due 06/02/2026		2,700	2,172
2.600% due 06/02/2025		8,300	6,831
3.450% due 06/02/2045		1,500	1,323

3.500% due 06/02/2024		2,000	1,756
6.200% due 06/02/2031		300	339
Province of Quebec
2.750% due 08/25/2021		$3,400	3,603
3.000% due 09/01/2023	CAD	1,500	1,272

			22,732

Total Canada (Cost $27,588)			28,342

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	560	91
China Government International Bond
3.380% due 05/23/2023		600	93
4.080% due 08/22/2023		600	98

Total China (Cost $278)			282

DENMARK 5.9%
CORPORATE BONDS & NOTES 5.9%
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2037	DKK	2,000	308
2.500% due 10/01/2047		3,578	537
3.000% due 10/01/2047		3,800	583
Nykredit Realkredit A/S
1.000% due 10/01/2016		38,400	5,754
2.000% due 10/01/2037		3,900	586
2.500% due 10/01/2037		19,855	3,053
2.500% due 10/01/2047		34,026	5,122
3.000% due 10/01/2047		29,035	4,460
Realkredit Danmark A/S
1.000% due 04/01/2017		6,500	980
2.000% due 04/01/2017		34,800	5,283
2.000% due 10/01/2037		4,652	698
2.500% due 10/01/2037		10,017	1,543
2.500% due 10/01/2047		8,154	1,227
3.000% due 10/01/2047		9,876	1,512

Total Denmark (Cost $31,465)			31,646

FRANCE 4.6%
CORPORATE BONDS & NOTES 1.0%
BNP Paribas Cardif S.A.
4.032% due 11/25/2025 (f)	EUR	1,000	1,066
Credit Agricole S.A.
8.125% due 09/19/2033		$1,100	1,183
Dexia Credit Local S.A.
1.242% due 03/23/2018		1,000	1,002
1.875% due 03/28/2019		2,100	2,125

			5,376

SOVEREIGN ISSUES 3.6%
France Government International Bond
3.250% due 05/25/2045	EUR	500	881
4.500% due 04/25/2041		9,100	18,479

			19,360

Total France (Cost $20,985)			24,736

GERMANY 0.6%
CORPORATE BONDS & NOTES 0.6%
Commerzbank AG
6.000% due 11/30/2016	AUD	2,200	1,657
KFW
5.000% due 03/19/2024		100	87
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		400	329
5.375% due 04/23/2024	NZD	1,500	1,226

Total Germany (Cost $3,953)			3,299

GREECE 0.5%
CORPORATE BONDS & NOTES 0.5%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,600	1,702

5.014% due 12/27/2017		1,000	1,050

Total Greece (Cost $2,539)			2,752

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,200	1,199

Total Guernsey, Channel Islands (Cost $1,197)			1,199

IRELAND 0.9%
ASSET-BACKED SECURITIES 0.0%
Mercator CLO PLC
0.048% due 02/18/2024	EUR	94	103

CORPORATE BONDS & NOTES 0.7%
Depfa ACS Bank
3.875% due 11/14/2016		3,350	3,771

SOVEREIGN ISSUES 0.2%
Ireland Government International Bond
5.400% due 03/13/2025		800	1,260

Total Ireland (Cost $5,646)			5,134

ITALY 3.6%
CORPORATE BONDS & NOTES 1.1%
Banca Carige SpA
3.875% due 10/24/2018	EUR	2,800	3,328
Intesa Sanpaolo SpA
5.710% due 01/15/2026		$1,100	1,045
Telecom Italia SpA
6.375% due 06/24/2019	GBP	1,000	1,468

			5,841

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Berica ABS SRL
0.019% due 12/31/2055	EUR	95	105
Casa D’este Finance SRL
0.087% due 09/15/2040		616	674
Claris Finance SRL
0.208% due 10/31/2060		1,380	1,525

			2,304

SOVEREIGN ISSUES 2.1%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (e)		1,001	1,144
3.250% due 09/01/2046		2,000	2,670
4.000% due 02/01/2037		3,000	4,420
Italy Government International Bond
6.000% due 08/04/2028	GBP	1,800	3,040

			11,274

Total Italy (Cost $19,782)			19,419

JAPAN 8.7%
CORPORATE BONDS & NOTES 0.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$800	805
Sumitomo Mitsui Financial Group, Inc.
2.337% due 03/09/2021		2,700	2,757

			3,562

SOVEREIGN ISSUES 8.0%
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,200	2,238
Japan Government International Bond
1.400% due 09/20/2034	JPY	1,960,000	23,777
1.700% due 09/20/2032		1,270,000	15,830

Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,100	1,115

			42,960

Total Japan (Cost $36,891)			46,522

JERSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
AA Bond Co. Ltd.
4.249% due 07/31/2043	GBP	1,100	1,518

Total Jersey, Channel Islands (Cost $1,662)			1,518

LUXEMBOURG 0.2%
ASSET-BACKED SECURITIES 0.0%
Penta CLO S.A.
0.067% due 06/04/2024	EUR	176	194

CORPORATE BONDS & NOTES 0.2%
Altice Financing S.A.
7.500% due 05/15/2026		$1,300	1,281

Total Luxembourg (Cost $1,528)			1,475

NETHERLANDS 2.0%
ASSET-BACKED SECURITIES 0.1%
Panther CDO BV
0.148% due 10/15/2084	EUR	300	326

CORPORATE BONDS & NOTES 1.9%
Cooperatieve Rabobank UA
2.500% due 01/19/2021		$500	513
8.375% due 07/26/2016 (f)		2,900	2,916
8.400% due 06/29/2017 (f)		2,800	2,936
ING Bank NV
2.625% due 12/05/2022		3,000	3,144
Ziggo Secured Finance BV
3.750% due 01/15/2025	EUR	800	870

			10,379

Total Netherlands (Cost $10,569)			10,705

NORWAY 0.1%
CORPORATE BONDS & NOTES 0.1%
DNB Bank ASA
2.375% due 06/02/2021		$400	406

Total Norway (Cost $399)			406

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
3.250% due 07/25/2025	PLN	100	26

Total Poland (Cost $30)			26

PORTUGAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	600	183
Novo Banco S.A.
5.000% due 04/04/2019		600	488
5.000% due 04/23/2019		276	224
5.000% due 05/21/2019		600	492

Total Portugal (Cost $2,366)			1,387

QATAR 0.1%
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.625% due 06/02/2046		$600	655

Total Qatar (Cost $586)			655

SLOVENIA 3.6%
SOVEREIGN ISSUES 3.6%
Slovenia Government International Bond
4.125% due 02/18/2019		$5,100	5,375
4.700% due 11/01/2016	EUR	4,600	5,183
5.250% due 02/18/2024		$5,000	5,645
5.500% due 10/26/2022		1,500	1,706
5.850% due 05/10/2023		1,000	1,163

Total Slovenia (Cost $19,458)			19,072

SPAIN 2.9%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (f)	EUR	800	764

SOVEREIGN ISSUES 2.8%
Autonomous Community of Catalonia
4.300% due 11/15/2016		1,700	1,901
4.750% due 06/04/2018		950	1,076
4.900% due 09/15/2021		50	57
4.950% due 02/11/2020		1,100	1,279
Autonomous Community of Madrid
4.125% due 05/21/2024		1,300	1,758
4.688% due 03/12/2020		1,000	1,290
Instituto de Credito Oficial
5.000% due 04/10/2017		$200	205
Spain Government International Bond
2.150% due 10/31/2025	EUR	650	784
2.900% due 10/31/2046		3,610	4,512
4.900% due 07/30/2040		1,200	2,027

			14,889

Total Spain (Cost $14,877)			15,653

SUPRANATIONAL 1.5%
CORPORATE BONDS & NOTES 1.5%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	3,570
EUROFIMA
6.250% due 12/28/2018		4,200	3,426
Inter-American Development Bank
1.875% due 03/15/2021		$1,200	1,234

Total Supranational (Cost $10,021)			8,230

SWEDEN 0.5%
CORPORATE BONDS & NOTES 0.5%
Stadshypotek AB
2.500% due 09/18/2019	SEK	11,000	1,412
Swedbank AB
2.200% due 03/04/2020		$700	711
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	4,300	539

Total Sweden (Cost $2,804)			2,662

SWITZERLAND 0.5%
CORPORATE BONDS & NOTES 0.4%
UBS AG
7.250% due 02/22/2022		$1,900	1,952

SOVEREIGN ISSUES 0.1%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	300	508

Total Switzerland (Cost $2,408)			2,460

UNITED KINGDOM 5.3%
CORPORATE BONDS & NOTES 3.6%
Barclays Bank PLC
7.625% due 11/21/2022		$2,400	2,587
7.750% due 04/10/2023		200	207
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	2,000	1,975
8.000% due 12/15/2020 (f)		1,300	1,352
HBOS PLC
1.380% due 09/06/2017		$1,500	1,493
HSBC Holdings PLC
4.300% due 03/08/2026		2,500	2,656
5.100% due 04/05/2021		900	994
Lloyds Bank PLC
2.050% due 01/22/2019		800	798
12.000% due 12/16/2024 (f)		1,500	2,049
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	600	757
7.875% due 06/27/2029 (f)		500	632
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$1,300	1,355
Tesco PLC
6.125% due 02/24/2022	GBP	1,550	2,260
Tesco Property Finance PLC
5.411% due 07/13/2044		297	361

			19,476

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Eurosail PLC
1.524% due 06/13/2045		1,374	1,555

SOVEREIGN ISSUES 1.4%
United Kingdom Gilt
4.250% due 12/07/2040 (h)		3,100	6,225
4.750% due 12/07/2038		600	1,257

			7,482

Total United Kingdom (Cost $28,689)			28,513

UNITED STATES 49.8%
ASSET-BACKED SECURITIES 2.6%
AFC Home Equity Loan Trust
1.156% due 12/22/2027		$1	1
Amortizing Residential Collateral Trust
1.153% due 10/25/2031		20	18
Amresco Residential Securities Corp. Mortgage Loan Trust
0.923% due 06/25/2029		54	50
Bear Stearns Asset-Backed Securities Trust
0.883% due 11/25/2035 ^		2,164	2,108
1.113% due 10/25/2032		11	10
1.253% due 10/27/2032		24	22
Citigroup Global Markets Mortgage Securities, Inc.
1.803% due 01/25/2032		31	29
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		8	9
Countrywide Asset-Backed Certificates
0.793% due 12/25/2036 ^		54	27
Countrywide Asset-Backed Certificates Trust
4.693% due 10/25/2035		300	310
Credit Suisse First Boston Mortgage Securities Corp.
1.073% due 01/25/2032		16	14
GSAMP Trust
0.883% due 11/25/2035 ^		3,263	1,921
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		432	199
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.573% due 04/25/2037		3,398	2,084
Morgan Stanley ABS Capital, Inc. Trust
0.523% due 10/25/2036		3,279	1,766
0.563% due 03/25/2037		2,086	1,029
Morgan Stanley Home Equity Loan Trust
0.803% due 04/25/2037		346	214
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^		831	487
Residential Asset Mortgage Products Trust
1.013% due 06/25/2032		16	15

Residential Asset Securities Corp. Trust
0.603% due 08/25/2036		360	353
0.953% due 07/25/2032 ^		41	36
1.053% due 06/25/2032 ^		22	18
SG Mortgage Securities Trust
0.603% due 10/25/2036		2,900	1,780
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	1,432	1,531

			14,031

BANK LOAN OBLIGATIONS 0.3%
Charter Communications Operating LLC
3.500% due 01/24/2023		$1,297	1,299

CORPORATE BONDS & NOTES 4.7%
Ally Financial, Inc.
2.750% due 01/30/2017		1,400	1,412
3.600% due 05/21/2018		900	904
American International Group, Inc.
3.900% due 04/01/2026		1,800	1,860
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		700	726
3.300% due 02/01/2023		500	527
Charter Communications Operating LLC
4.464% due 07/23/2022		600	647
4.908% due 07/23/2025		1,500	1,638
Citigroup, Inc.
1.587% due 06/07/2019		1,900	1,904
2.050% due 06/07/2019		700	706
Ford Motor Credit Co. LLC
1.569% due 01/09/2018		700	700
Kinder Morgan, Inc.
5.000% due 02/15/2021		600	633
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		6,100	435
Pricoa Global Funding
2.200% due 06/03/2021		400	406
SABMiller Holdings, Inc.
4.950% due 01/15/2042		1,000	1,164
Southern Co.
2.350% due 07/01/2021		374	382
2.950% due 07/01/2023		1,100	1,142
Springleaf Finance Corp.
6.000% due 06/01/2020		1,200	1,128
6.900% due 12/15/2017		2,200	2,285
8.250% due 12/15/2020		2,800	2,814
Wells Fargo & Co.
2.550% due 12/07/2020		1,100	1,132
2.600% due 07/22/2020		1,200	1,234
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		800	821
3.550% due 04/01/2025		600	620

			25,220

MUNICIPAL BONDS & NOTES 0.1%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039		400	633

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.5%
Adjustable Rate Mortgage Trust
3.110% due 09/25/2035		90	74
American Home Mortgage Assets Trust
0.643% due 05/25/2046 ^		1,086	792
American Home Mortgage Investment Trust
2.730% due 10/25/2034		156	157
Banc of America Funding Trust
2.854% due 02/20/2036		741	727
3.017% due 01/20/2047 ^		97	82
Banc of America Mortgage Trust
3.218% due 05/25/2035 ^		681	641
Banc of America Re-REMIC Trust
5.673% due 02/17/2051		85	85
BCAP LLC Trust
1.150% due 01/26/2047		269	240
2.729% due 02/26/2036		98	98
5.250% due 04/26/2037		445	409
5.250% due 08/26/2037		354	367
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035		810	809
2.782% due 10/25/2033		57	57
2.810% due 08/25/2033		10	10
2.908% due 08/25/2033		69	70

2.924% due 03/25/2035	127	128
2.973% due 05/25/2034	53	50
3.040% due 02/25/2034	10	9
3.090% due 03/25/2035	808	812
3.115% due 05/25/2034	135	131
3.143% due 05/25/2047 ^	373	337
3.254% due 11/25/2034	92	89
Bear Stearns ALT-A Trust
2.902% due 09/25/2035	685	575
3.877% due 11/25/2036 ^	245	186
Bear Stearns Structured Products, Inc. Trust
2.878% due 01/26/2036	1,117	877
Chase Mortgage Finance Trust
2.888% due 02/25/2037	169	170
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	47	45
Citigroup Global Markets Mortgage Securities, Inc.
0.953% due 05/25/2032	7	7
Citigroup Mortgage Loan Trust, Inc.
2.861% due 08/25/2035	140	137
3.028% due 09/25/2037 ^	1,329	1,214
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.603% due 09/25/2035 ^	1,453	1,250
Countrywide Alternative Loan Trust
0.643% due 09/25/2046 ^	1,062	810
0.663% due 07/25/2046 ^	49	32
0.803% due 05/25/2037 ^	316	165
2.952% due 02/25/2037 ^	618	520
4.653% due 11/25/2035	200	152
5.250% due 06/25/2035 ^	117	102
6.000% due 01/25/2037 ^	646	510
6.048% due 11/25/2035	154	122
6.250% due 08/25/2037 ^	146	123
Countrywide Home Loan Mortgage Pass-Through Trust
1.093% due 03/25/2035	1,330	989
1.113% due 02/25/2035	219	190
1.213% due 09/25/2034	13	12
2.603% due 04/20/2035	35	35
2.674% due 11/25/2034	128	122
2.759% due 11/25/2035 ^	23	19
2.896% due 11/19/2033	7	7
3.002% due 08/25/2034 ^	30	25
Credit Suisse First Boston Mortgage Securities Corp.
1.603% due 03/25/2034 ^	82	80
2.677% due 07/25/2033	21	21
2.875% due 08/25/2033	85	84
6.500% due 04/25/2033	23	24
DBUBS Mortgage Trust
0.384% due 11/10/2046 (a)	4,700	61
1.049% due 11/10/2046 (a)	4,634	112
Extended Stay America Trust
0.000% due 12/05/2031 (a)	6,084	0
First Horizon Mortgage Pass-Through Trust
2.929% due 08/25/2035	125	110
General Motors Acceptance Corp.
7.430% due 12/01/2021	5	4
GMAC Mortgage Corp. Loan Trust
3.410% due 06/25/2034	20	19
GreenPoint Mortgage Funding Trust
0.633% due 01/25/2037	290	233
0.653% due 10/25/2046	1,277	920
0.663% due 04/25/2036	315	236
Greenpoint Mortgage Pass-Through Certificates
3.135% due 10/25/2033	14	14
GS Mortgage Securities Corp.
2.465% due 11/10/2045 (a)	5,471	492
GSR Mortgage Loan Trust
2.220% due 03/25/2033	42	42
2.876% due 09/25/2035	86	87
HarborView Mortgage Loan Trust
0.628% due 07/19/2046 ^	1,368	795
0.638% due 09/19/2037	517	398
1.287% due 12/19/2036 ^	508	423
2.887% due 05/19/2033	92	90
3.073% due 07/19/2035	44	38
IndyMac Mortgage Loan Trust
0.643% due 09/25/2046	1,111	916
0.653% due 11/25/2046	1,392	1,008
2.837% due 12/25/2034	51	49
JPMorgan Alternative Loan Trust
0.693% due 10/25/2036	3,372	2,647
5.500% due 11/25/2036 ^	3	2
JPMorgan Chase Commercial Mortgage Securities Trust
1.387% due 12/15/2047 (a)	18,980	1,042
JPMorgan Mortgage Trust
2.467% due 11/25/2033	60	57

2.747% due 11/25/2035	64	60
Luminent Mortgage Trust
0.616% due 12/25/2036	1,844	1,474
MASTR Alternative Loan Trust
0.853% due 03/25/2036	181	31
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.882% due 12/15/2030	172	165
Merrill Lynch Mortgage Investors Trust
0.663% due 02/25/2036	58	53
0.703% due 08/25/2036	19	19
2.228% due 10/25/2035	390	379
2.554% due 02/25/2033	70	67
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.071% due 08/12/2049	2,659	2,745
Morgan Stanley Bank of America Merrill Lynch Trust
1.455% due 05/15/2046 (a)	13,702	751
Residential Accredit Loans, Inc. Trust
0.603% due 02/25/2047	541	289
0.683% due 05/25/2037 ^	152	37
Residential Asset Securitization Trust
0.903% due 12/25/2036 ^	220	58
6.250% due 10/25/2036 ^	693	577
6.500% due 08/25/2036 ^	550	310
Residential Funding Mortgage Securities, Inc. Trust
3.154% due 09/25/2035 ^	98	75
6.500% due 03/25/2032	10	10
Sequoia Mortgage Trust
0.798% due 07/20/2033	264	249
1.148% due 10/19/2026	84	82
2.826% due 04/20/2035	1,039	1,078
Structured Adjustable Rate Mortgage Loan Trust
2.830% due 02/25/2034	77	77
2.926% due 04/25/2034	161	160
2.949% due 09/25/2034	172	170
3.100% due 12/25/2035	1,804	1,467
Structured Asset Mortgage Investments Trust
0.633% due 01/25/2037	796	654
0.643% due 07/25/2046 ^	296	234
0.663% due 05/25/2036	478	371
0.698% due 07/19/2035	1,015	909
1.028% due 07/19/2034	66	65
Thornburg Mortgage Securities Trust
0.583% due 06/25/2037	1,598	1,511
2.489% due 06/25/2047 ^	658	591
5.750% due 06/25/2037	1,024	994
UBS-Barclays Commercial Mortgage Trust
1.930% due 12/10/2045 (a)	13,362	1,070
UBS-Citigroup Commercial Mortgage Trust
2.608% due 01/10/2045 (a)	5,587	397
WaMu Mortgage Pass-Through Certificates Trust
0.743% due 07/25/2045	441	416
0.763% due 01/25/2045	249	236
2.178% due 09/25/2046	1,792	1,664
2.178% due 10/25/2046	59	53
2.178% due 11/25/2046	514	458
2.482% due 03/25/2033	276	274
2.574% due 08/25/2034	339	337
2.769% due 03/25/2034	197	198
2.780% due 04/25/2035	1,299	1,287
2.798% due 03/25/2035	252	254
2.818% due 06/25/2033	46	46
5.933% due 08/25/2046 ^	980	892
Washington Mutual Mortgage Pass-Through Certificates Trust
0.903% due 04/25/2035	1,542	1,130
1.207% due 04/25/2047 ^	140	12
1.377% due 07/25/2046 ^	288	181
Wells Fargo Mortgage-Backed Securities Trust
2.896% due 06/25/2035	572	583
Wells Fargo-RBS Commercial Mortgage Trust
1.594% due 03/15/2045 (a)	15,054	795

		50,569

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.903% due 01/16/2018	9,000	218

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 21.5%
Fannie Mae
0.653% due 10/27/2037	$1,742	1,737
0.853% due 06/25/2036	66	66
0.883% due 11/25/2040	927	929
0.903% due 11/25/2040 - 01/25/2044	2,169	2,163
0.953% due 10/25/2040 - 12/25/2040	2,083	2,086
2.260% due 12/01/2034	167	173
2.653% due 11/01/2034	1,009	1,068
2.696% due 11/01/2023	3	3
2.815% due 03/01/2024	4	4
2.905% due 05/01/2035	61	64
3.490% due 12/01/2020	902	975
3.730% due 01/01/2018	1,000	999
4.500% due 08/01/2023 - 07/01/2045	7,963	8,691
5.090% due 09/01/2041	470	582
6.500% due 11/01/2036	354	386
Fannie Mae, TBA
3.000% due 07/01/2046 - 08/01/2046	35,500	36,749
3.500% due 08/01/2031 - 08/01/2046	5,500	5,800
4.000% due 08/01/2046	5,000	5,356
4.500% due 07/01/2046	5,000	5,458
Freddie Mac
0.786% due 01/15/2038	1,177	1,171
1.004% due 09/25/2022 (a)	5,125	224
1.042% due 12/15/2037 - 07/15/2040	901	906
1.159% due 11/25/2022 (a)	6,038	323
1.454% due 08/25/2019 (a)	8,184	299
1.552% due 11/25/2019 (a)	7,480	299
1.610% due 10/25/2044	1,541	1,600
1.926% due 01/15/2038 (a)	1,177	78
2.588% due 02/01/2029	63	66
2.763% due 04/01/2037	41	44
2.829% due 05/01/2023	13	14
6.000% due 12/15/2024	44	50
7.400% due 02/01/2021	11	11
Freddie Mac, TBA
3.000% due 07/01/2046 - 08/01/2046	8,000	8,280
3.500% due 08/01/2046	10,000	10,531
Ginnie Mae
1.042% due 02/16/2030	66	67
1.750% due 05/20/2022 - 05/20/2030	41	42
1.875% due 07/20/2022 - 09/20/2026	47	50
2.000% due 12/20/2023 - 05/20/2030	115	119
6.000% due 08/20/2034	4,690	5,421
NCUA Guaranteed Notes
0.835% due 11/06/2017	6,525	6,528
Tennessee Valley Authority
5.880% due 04/01/2036	3,900	5,666

		115,078

U.S. TREASURY OBLIGATIONS 11.1%
U.S. Treasury Bonds
3.750% due 11/15/2043	2,500	3,302
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (j)(l)	1,691	1,726
0.125% due 07/15/2022 (j)(l)	10,195	10,436
0.125% due 01/15/2023 (j)	19,795	20,081
0.125% due 07/15/2024 (j)	1,511	1,529
0.250% due 01/15/2025	9,292	9,444
1.375% due 01/15/2020 (j)	774	827
1.375% due 02/15/2044	205	238
2.375% due 01/15/2025	190	228
2.375% due 01/15/2027 (l)	1,068	1,312
U.S. Treasury Notes
2.000% due 10/31/2021 (l)	400	419
2.000% due 02/15/2025 (j)(l)	9,500	9,944

		59,486

Total United States (Cost $264,625)		266,534

SHORT-TERM INSTRUMENTS 11.5%
REPURCHASE AGREEMENTS (g) 0.1%			657

CZECH REPUBLIC TREASURY BILLS 0.0%
(0.413)% due 09/30/2016 (c)(d)	CZK	5,000	205

JAPAN TREASURY BILLS 11.4%
(0.259)% due 08/15/2016 - 09/12/2016 (b)(c)	JPY	6,270,000	60,743

Total Short-Term Instruments (Cost $58,829)			61,605

Total Investments in Securities (Cost $591,617)			606,967

	SHARES
INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short-Term Floating NAV Portfolio III		1,166,805	11,533

Total Short-Term Instruments (Cost $11,532)			11,533

Total Investments in Affiliates (Cost $11,532)			11,533

Total Investments 115.5% (Cost $603,149)			$618,500
Financial Derivative Instruments (i)(k) (0.8)% (Cost or Premiums, net $(218))			(4,507)
Other Assets and Liabilities, net (14.7)%			(78,532)

Net Assets 100.0%			$535,461

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$657	U.S. Treasury Notes 0.750% due 12/31/2017	$(672)	$657	$657

Total Repurchase Agreements						$(672)	$657	$657

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
MBC	0.750%	05/11/2016	08/10/2016	GBP	(4,309)	$(5,743)

Total Reverse Repurchase Agreements						$(5,743)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(7,602) at a weighted average interest rate of 0.466%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	4.500%	07/01/2046	$10,400	$(11,320)	$(11,354)
Fannie Mae, TBA	4.500	08/01/2046	5,000	(5,453)	(5,455)
U.S. Treasury Bonds	4.500	02/15/2036	2,500	(3,602)	(3,645)

Total Short Sales				$(20,375)	$(20,454)

(3)	Payable for short sales includes $44 of accrued interest.

(h)	Securities with an aggregate market value of $6,225 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$112.250	08/26/2016	887	$8	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/26/2016	613	5	0

				$13	$1

Total Purchased Options				$13	$1

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	326	$(378)	$0	$(16)
Call Options Strike @ EUR 166.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2016	101	(95)	6	(9)
Canada Government 10-Year Bond September Futures	Short	09/2016	16	(44)	4	(6)
Euro-Bobl September Futures	Long	09/2016	74	117	2	(2)
Euro-BONO September Futures September Futures	Short	09/2016	36	(122)	0	(41)
Euro-BTP Italy Government Bond September Futures	Long	09/2016	128	117	173	0
Euro-Bund 10-Year Bond September Futures	Short	09/2016	4	(15)	0	(1)
Euro-Buxl 30-Year Bond September Futures	Short	09/2016	6	(118)	0	(13)
Japan Government 10-Year Bond September Futures	Long	09/2016	7	26	6	(4)
Put Options Strike @ EUR 128.750 on Euro-Bobl August Futures	Long	07/2016	470	0	0	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond August Futures	Long	07/2016	101	(42)	0	(1)
U.S. Treasury 5-Year Note September Futures	Long	09/2016	880	1,979	69	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	622	2,102	0	(49)
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2016	78	925	0	(71)
United Kingdom Long Gilt September Futures	Long	09/2016	46	367	29	0

Total Futures Contracts				$4,819	$289	$(213)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin (5)
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
iTraxx Europe Senior 25 5-Year Index	(1.000)%	06/20/2021	EUR	11,600	$72	$91	$0	$(108)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin (5)
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021		$2,600	$88	$(6)	$12	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020		106,900	878	1,071	183	0
CDX.IG-26 5-Year Index	1.000	06/20/2021		33,300	375	44	64	0
iTraxx Europe Main 25 5-Year Index	1.000	06/20/2021	EUR	5,800	50	(23)	28	0

					$1,391	$1,086	$287	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	12.360%	01/04/2021	BRL	16,500	$65	$93	$8	$0
Pay	1-Year BRL-CDI	12.800	01/02/2025		2,700	28	28	3	0
Receive	3-Month CAD-Bank Bill	2.200	06/16/2026	CAD	13,700	(934)	(321)	0	(13)
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	1,400	70	71	8	0
Pay	3-Month SEK-STIBOR	1.080	01/26/2025	SEK	3,400	19	30	3	0
Pay	3-Month SEK-STIBOR	1.085	01/26/2025		4,000	23	36	4	0
Receive	3-Month USD-LIBOR	1.250	06/15/2018		$20,500	(209)	(92)	0	(6)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		7,900	(368)	(174)	0	0
Receive	3-Month USD-LIBOR	2.000	06/15/2021		12,900	(638)	(124)	1	0
Receive	3-Month USD-LIBOR	2.300	01/13/2023		8,200	(682)	(393)	6	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		48,100	(2,773)	(1,537)	34	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		89,800	(3,107)	(1,211)	94	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		1,500	(126)	(47)	3	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		14,900	(428)	(244)	31	0
Pay	3-Month USD-LIBOR	2.500	12/16/2035		100	13	12	0	(1)
Pay	3-Month USD-LIBOR	2.098	07/01/2041		3,000	7	0	4	0
Pay	3-Month USD-LIBOR	2.500	06/15/2046		6,100	925	957	0	(67)
Pay	3-Month USD-LIBOR	2.250	12/21/2046		700	(61)	0	4	0
Pay	3-Month ZAR-JIBAR *	9.000	09/21/2026	ZAR	10,000	28	23	5	0
Receive	6-Month AUD-BBR-BBSW	3.500	12/17/2025	AUD	1,800	(158)	(112)	0	(1)
Receive	6-Month AUD-BBR-BBSW	3.250	06/17/2026		100	(7)	(6)	0	0
Receive	6-Month EUR-EURIBOR *	0.000	09/21/2018	EUR	11,900	(58)	(4)	1	0
Pay	6-Month EUR-EURIBOR *	0.000	09/21/2021		25,900	119	335	18	0
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		7,400	590	469	23	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026		8,000	322	229	28	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		7,000	(898)	(874)	0	(45)
Receive	6-Month GBP-LIBOR *	1.750	09/16/2018	GBP	25,900	(863)	(473)	0	(31)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		7,200	(96)	(80)	0	(9)
Pay	6-Month GBP-LIBOR *	1.250	09/21/2021		35,100	1,420	1,265	47	0
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		3,800	(235)	(233)	0	(7)
Pay	6-Month GBP-LIBOR *	1.750	03/15/2047		700	128	116	5	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	1,990,000	98	84	0	(6)
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		1,940,000	(674)	(417)	7	0
Pay	6-Month JPY-LIBOR	1.000	12/18/2025		1,420,000	1,407	834	0	(6)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		530,000	184	110	0	(2)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		120,000	255	229	0	(7)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		90,000	(350)	(176)	20	0
Pay	28-Day MXN-TIIE	4.300	09/01/2016	MXN	200,600	0	(61)	0	(1)
Pay	28-Day MXN-TIIE	5.615	06/02/2020		34,900	19	(24)	2	0

						$(6,945)	$(1,682)	$359	$(202)

Total Swap Agreements						$(5,482)	$(505)	$646	$(310)

(5)	Unsettled variation margin liability of $(103) for closed swap agreements is outstanding at period end.
*	This security has a forward starting effective date.

(j)	Securities with an aggregate market value of $12,411 and cash of $2,519 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016		$10,031	AUD	13,567	$87	$0
	08/2016	AUD	13,567		$10,021	0	(86)
BOA	07/2016	BRL	4,891		1,524	1	0
	07/2016		$1,389	BRL	4,891	134	0
	07/2016		326	NZD	461	3	0
	08/2016	EUR	3,342		$3,748	40	(6)
	08/2016	NZD	461		326	0	(3)
	08/2016	TWD	156,969		4,846	0	(36)
	08/2016		$1,053	PLN	4,094	0	(16)
	09/2016	AUD	129		$96	0	0
	09/2016	SGD	111		83	0	0
	09/2016		$2,373	EUR	2,132	7	(9)
	10/2016	BRL	6,100		$1,584	0	(264)
	10/2016	DKK	2,805		422	2	0
	01/2017	CNY	10,989		1,585	0	(46)
	01/2017		$2,042	CNY	13,535	0	(33)
BPS	07/2016	BRL	21,533		$6,307	0	(397)
	07/2016		$6,202	BRL	21,533	502	0
	08/2016		5,793		19,896	347	0
	08/2016		382	CNH	2,526	0	(4)
	08/2016		373	GBP	254	0	(35)
	08/2016		1,213	MXN	22,975	38	0
	09/2016	AUD	315		$236	1	0
	09/2016	CNH	17,343		2,624	30	0
	10/2016		2,486		377	6	0
	10/2016		$377	CNY	2,488	0	(6)
	01/2017	CNY	16,140		$2,332	0	(64)
BRC	08/2016		$1,278	CNH	8,451	0	(12)
	09/2016	CNH	4,709		$708	3	0
	10/2016	BRL	27,600		7,194	0	(1,165)
CBK	07/2016		1,027		320	0	0
	07/2016		$282	BRL	1,027	38	0
	07/2016		7,888	CAD	10,257	52	0
	08/2016	CAD	10,257		$7,888	0	(52)
	08/2016	EUR	7,853		8,943	216	0
	08/2016	GBP	4,751		6,887	561	0
	08/2016	INR	165,080		2,428	1	0
	08/2016	MXN	47,907		2,562	0	(46)
	08/2016	SGD	12,179		8,836	0	(201)
	08/2016		$8,503	EUR	7,529	0	(136)
	08/2016		20,581	GBP	14,263	0	(1,587)
	08/2016		5,574	INR	376,920	0	(34)
	08/2016		1,418	THB	49,936	2	0
	09/2016	CNH	2,355		$354	2	0
	09/2016		$52	AUD	70	0	0
	01/2017		948	RUB	68,635	72	0
DUB	07/2016		688	ILS	2,593	0	(16)
GLM	07/2016	BRL	5,464		$1,702	1	0
	07/2016		$1,553	BRL	5,464	148	0
	08/2016	CHF	291		$295	0	(4)
	08/2016	EUR	1,965		2,239	55	0
	08/2016	GBP	224		331	32	0
	08/2016		$58,544	EUR	51,292	0	(1,545)
	08/2016		831	GBP	626	2	0
	08/2016		846	JPY	92,200	48	0
	08/2016		7,592	KRW	8,799,146	35	0
	08/2016		736	NOK	5,970	0	(22)
	08/2016		1,243	ZAR	19,291	57	0
	09/2016	EUR	1,573		$1,765	17	(1)
	10/2016	DKK	9,820		1,471	1	0
HUS	07/2016	AUD	351		263	1	0
	08/2016	DKK	5,795		870	4	0
	08/2016	JPY	2,660,000		25,037	0	(761)
	08/2016		$60,089	JPY	6,484,452	2,778	0
	09/2016	CNH	2,354		$354	2	0
	09/2016	EUR	759		851	7	0
	09/2016		$386	CNH	2,531	0	(8)
	09/2016		542	EUR	478	0	(11)
	09/2016		783	SGD	1,062	5	0
	01/2017		20	CNH	131	0	0
	01/2017		2,053	CNY	13,594	0	(35)
	02/2017		952	RUB	69,096	73	0
JPM	07/2016	BRL	15,849		$4,353	0	(580)
	07/2016	CAD	10,507		8,021	4	(115)
	07/2016	DKK	25,715		3,926	89	0
	07/2016	NZD	461		313	0	(16)
	07/2016	RUB	188,641		2,928	0	(14)
	07/2016		$4,713	BRL	15,849	223	(2)
	07/2016		547	CZK	13,036	0	(12)
	07/2016		844	TRY	2,500	19	0
	08/2016	DKK	96,193		$14,750	377	0
	08/2016	EUR	2,179		2,450	29	0
	08/2016		$3,241	CHF	3,131	0	(27)
	08/2016		673	EUR	601	0	(5)
	08/2016		5,147	MXN	93,214	0	(73)
	08/2016		832	SEK	6,760	0	(32)
	09/2016	AUD	128		$96	0	0
	09/2016	CNH	32,417		4,904	55	0
	09/2016	JPY	3,610,000		33,997	0	(1,039)
	09/2016	SGD	808		602	2	0
	09/2016		$1,444	CNH	9,417	0	(35)
	09/2016		2,882	RUB	188,641	13	0
	10/2016	BRL	16,100		$4,181	0	(695)
	10/2016	CNH	10,085		1,542	36	0
	10/2016	DKK	38,430		5,873	120	0
	10/2016		$3,196	BRL	11,200	196	0
	10/2016		1,538	CNY	10,080	0	(34)
	01/2017	CNH	3,369		$492	0	(9)
	07/2017	BRL	11,500		3,072	0	(168)
MSB	08/2016	CHF	435		441	0	(6)
	08/2016	JPY	269,900		2,527	0	(90)
	08/2016		$625	CHF	600	0	(9)
	08/2016		1,555	GBP	1,119	0	(65)
	08/2016	ZAR	5,300		$352	0	(6)
	09/2016	AUD	1,114		835	7	0
	09/2016	CZK	5,018		201	0	(5)
	09/2016	EUR	146		163	0	0
	09/2016	SGD	517		383	0	(1)
	09/2016		$260	EUR	234	1	0
	09/2016		4	SGD	5	0	0
SCX	07/2016	AUD	13,216		$9,496	0	(361)
	07/2016		$195	CAD	250	0	(2)
	08/2016	CNH	37,996		$5,769	77	0
	08/2016	GBP	978		1,319	16	0
	08/2016	INR	207,083		3,041	0	(3)
	08/2016		$267	JPY	29,353	18	0
	10/2016	CNH	40,791		$6,197	103	0
	10/2016		$6,193	CNY	40,799	0	(104)
	01/2017		471	CNH	3,238	11	0
UAG	07/2016		2,795	RUB	188,641	147	0
	08/2016	CNH	5,409		$826	16	0
	08/2016	EUR	1,312		1,471	13	0
	08/2016	GBP	4,994		7,051	401	0
	08/2016	RUB	96,182		1,430	0	(56)
	08/2016		$5,264	EUR	4,741	16	(11)
	08/2016		121	IDR	1,621,161	1	0
	08/2016		1,538	MYR	6,256	30	0
	09/2016	CNH	14,516		$2,196	25	0
	09/2016	SGD	227		168	0	(1)
	09/2016		$839	AUD	1,131	2	0
	09/2016		9,470	CNH	61,744	0	(234)
	09/2016		90	SGD	121	0	0
	04/2017	DKK	17,952		$2,729	20	0

Total Forward Foreign Currency Contracts						$7,478	$(10,451)

Purchased Options:

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date		Notional Amount	Cost	Market Value
BOA	Put - OTC CHF versus SEK	SEK	8.090	07/27/2016	CHF	1,336	$9	$0
	Put - OTC GBP versus USD	$	1.335	09/28/2016	GBP	3,000	120	110
DUB	Put - OTC EUR versus USD		1.100	09/26/2016	EUR	2,943	58	45
GLM	Put - OTC CHF versus SEK	SEK	8.090	07/27/2016	CHF	4,200	14	0
	Call - OTC EUR versus USD	$	1.140	09/07/2016	EUR	2,800	55	21
	Put - OTC EUR versus USD		1.140	09/07/2016		2,800	55	98
	Put - OTC EUR versus USD		1.105	09/28/2016		5,400	122	94
HUS	Call - OTC USD versus SGD	SGD	1.354	09/15/2016	$	1,400	21	15
	Put - OTC USD versus SGD		1.354	09/15/2016		1,400	21	21
JPM	Call - OTC USD versus JPY	JPY	111.000	08/29/2016		3,000	50	5
SCX	Put - OTC EUR versus USD	$	1.120	07/07/2016	EUR	4,600	29	56
	Put - OTC EUR versus USD		1.100	09/26/2016		2,057	39	32
	Call - OTC USD versus CNY	CNY	6.520	10/31/2016	$	128	39	105

							$632	$602

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016		$176,100	$58	$14
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016		4,800	40	40
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400	03/03/2017	JPY	140,000	9	4
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016		$7,100	60	55

								$167	$113

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae 3.500% due 07/01/2046	$73.000	07/07/2016	$9,000	$0	$0

Total Purchased Options					$799	$715

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250%	09/21/2016	EUR 3,100	$(10)	$(5)
CBK	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016	6,800	(22)	(10)
DUB	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016	1,700	(5)	(3)

						$(37)	$(18)

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date		Notional Amount	Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016		$3,200	$(37)	$(16)
BOA	Put - OTC AUD versus USD		$0.730	07/28/2016	AUD	400	(3)	(2)
	Call - OTC AUD versus USD		0.797	07/28/2016		400	(3)	0
	Put - OTC AUD versus USD		0.727	08/01/2016		1,500	(11)	(6)
	Call - OTC AUD versus USD		0.795	08/01/2016		1,500	(12)	0
	Put - OTC AUD Versus USD		0.716	08/03/2016		1,900	(14)	(5)
	Call - OTC AUD Versus USD		0.783	08/03/2016		1,900	(14)	(2)
	Call - OTC CHF versus SEK	SEK	8.604	07/27/2016	CHF	1,336	(9)	(19)
	Call - OTC GBP versus USD		$1.378	09/26/2016	GBP	800	(34)	(13)
	Put - OTC GBP versus USD		1.378	09/26/2016		800	(39)	(49)
	Put - OTC GBP versus USD		1.260	09/28/2016		3,000	(44)	(37)
	Put - OTC GBP versus USD		1.300	09/28/2016		3,000	(75)	(67)
BPS	Call - OTC GBP versus USD		1.370	09/26/2016		800	(36)	(15)
	Put - OTC GBP versus USD		1.370	09/26/2016		800	(36)	(45)
CBK	Put - OTC AUD versus USD		0.739	07/22/2016	AUD	3,070	(23)	(18)
	Put - OTC AUD versus USD		0.731	07/28/2016		900	(7)	(4)
	Call - OTC AUD versus USD		0.798	07/28/2016		900	(6)	0
	Call - OTC EUR versus JPY	JPY	113.150	09/26/2016	EUR	1,100	(41)	(41)
	Put - OTC EUR versus JPY		113.150	09/26/2016		1,100	(37)	(25)
DUB	Put - OTC AUD versus USD		$0.727	07/28/2016	AUD	1,200	(8)	(4)
	Call - OTC AUD versus USD		0.795	07/28/2016		1,200	(9)	0
	Put - OTC EUR versus USD		1.050	09/26/2016	EUR	2,943	(22)	(13)
	Call - OTC EUR versus USD		1.140	09/26/2016		2,943	(50)	(28)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$1,000	(53)	(12)
GLM	Call - OTC AUD versus JPY	JPY	75.600	09/26/2016	AUD	1,100	(28)	(32)
	Put - OTC AUD versus JPY		75.600	09/26/2016		1,100	(28)	(21)
	Call - OTC CHF versus SEK	SEK	8.600	07/27/2016	CHF	4,200	(37)	(60)
	Call - OTC EUR versus MXN	MXN	22.160	08/17/2016	EUR	2,500	(29)	(7)
	Put - OTC EUR versus MXN		18.900	03/21/2017		2,100	(82)	(21)
	Call - OTC EUR versus MXN		22.650	03/21/2017		2,100	(72)	(55)
	Put - OTC EUR versus USD		$1.060	09/28/2016		5,400	(47)	(32)
	Put - OTC EUR versus USD		1.080	09/28/2016		5,400	(72)	(52)
JPM	Put - OTC USD versus JPY	JPY	106.500	08/29/2016		$3,000	(29)	(122)
	Call - OTC USD versus JPY		114.000	08/29/2016		3,000	(22)	(2)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		1,300	(33)	(40)
SCX	Put - OTC EUR versus USD		$1.100	07/07/2016	EUR	4,600	(12)	(10)
	Call - OTC EUR versus USD		1.160	07/07/2016		2,300	(9)	0
	Put - OTC EUR versus USD		1.050	09/26/2016		2,057	(15)	(10)
	Call - OTC EUR versus USD		1.140	09/26/2016		2,057	(33)	(20)
UAG	Put - OTC USD versus KRW	KRW	1,145.000	01/19/2017		$1,800	(40)	(54)

							$(1,211)	$(959)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$2,000	$(26)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016		$9,600	$(39)	$(39)
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000	03/03/2017	JPY	900,000	(9)	(6)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016		$14,200	(61)	(54)

								$(109)	$(99)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
DUB	Call & Put - OTC 1-Year USD/BRL versus 1-Year USD/BRL Forward Currency Volatility Agreement	0.000%	06/29/2017	$ 1,200	$0	$(17)
GLM	Call & Put - OTC 1-Year USD/BRL versus 1-Year USD/BRL Forward Currency Volatility Agreement	0.000	06/30/2017	800	0	0
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000	02/20/2017	100	0	0

					$0	$(17)

Total Written Options					$(1,383)	$(1,093)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)		Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Intesa Sanpaolo SpA	(1.000)%	03/20/2026	3.524%		$1,100	$177	$37	$214	$0
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		200	(6)	0	0	(6)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.630	EUR	100	(1)	(1)	0	(2)
BPS	BASF SE	(1.000)	12/20/2020	0.488		100	(2)	(1)	0	(3)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368		200	(5)	(1)	0	(6)
	Teliasonera AB	(1.000)	12/20/2020	0.496		300	(3)	(5)	0	(8)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.630		100	(1)	(1)	0	(2)
BRC	Altria Group, Inc.	(1.000)	12/20/2020	0.284		$300	(10)	1	0	(9)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561	EUR	100	(2)	0	0	(2)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368		300	(7)	(3)	0	(10)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		$400	(12)	1	0	(11)
	Springleaf Finance Corp.	(5.000)	06/20/2020	5.278		1,200	(119)	129	10	0
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		200	(7)	1	0	(6)
CBK	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561	EUR	300	(7)	0	0	(7)
	Bayer AG	(1.000)	12/20/2020	0.591		300	(6)	0	0	(6)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		$200	(6)	0	0	(6)
DUB	Cardinal Health, Inc.	(1.000)	12/20/2016	0.045		500	(10)	8	0	(2)
	Cytec Industries, Inc.	(1.000)	09/20/2017	0.120		200	2	(4)	0	(2)
FBF	Altria Group, Inc.	(1.000)	12/20/2020	0.284		300	(10)	0	0	(10)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		400	(12)	1	0	(11)
GST	Altria Group, Inc.	(1.000)	12/20/2020	0.284		300	(10)	0	0	(10)
	BASF SE	(1.000)	12/20/2020	0.488	EUR	200	(5)	0	0	(5)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561		200	(5)	1	0	(4)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368		400	(9)	(4)	0	(13)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		$100	(3)	0	0	(3)
	SABMiller PLC	(1.000)	01/20/2022	0.369		200	(5)	(2)	0	(7)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.630	EUR	100	0	(2)	0	(2)
JPM	Ally Financial, Inc.	(5.000)	06/20/2018	1.687		$900	(75)	16	0	(59)
	Altria Group, Inc.	(1.000)	12/20/2020	0.284		300	(10)	0	0	(10)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.561	EUR	200	(4)	0	0	(4)
	Bayer AG	(1.000)	12/20/2020	0.591		200	(4)	0	0	(4)
	Fortum OYJ	(1.000)	12/20/2020	0.705		200	0	(3)	0	(3)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.368		100	(2)	(1)	0	(3)
	Pfizer, Inc.	(1.000)	12/20/2020	0.230		$700	(26)	2	0	(24)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		100	(3)	0	0	(3)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		300	(9)	0	0	(9)
MYC	Pfizer, Inc.	(1.000)	12/20/2020	0.230		200	(7)	0	0	(7)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.361		200	(6)	0	0	(6)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.333		100	(3)	0	0	(3)

							$(233)	$169	$224	$(288)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2019	2.139%		$1,100	$(32)	$(7)	$0	$(39)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	1,100	(6)	10	4	0
BPS	Tesco PLC	1.000	06/20/2021	2.720		200	(16)	(2)	0	(18)
BRC	Russia Government International Bond	1.000	09/20/2016	0.228		$1,200	(16)	19	3	0
	Tesco PLC	1.000	12/20/2020	2.536	EUR	200	(16)	2	0	(14)
CBK	Brazil Government International Bond	1.000	03/20/2019	1.824		$600	(25)	12	0	(13)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	300	(25)	3	0	(22)
DUB	Brazil Government International Bond	1.000	03/20/2019	1.824		$3,800	(162)	80	0	(82)
FBF	Tesco PLC	1.000	12/20/2020	2.536	EUR	200	(16)	2	0	(14)
GST	Brazil Government International Bond	1.000	03/20/2019	1.824		$300	(13)	6	0	(7)
HUS	Brazil Government International Bond	1.000	09/20/2019	2.139		600	(17)	(4)	0	(21)
	Russia Government International Bond	1.000	09/20/2016	0.228		1,200	(14)	16	2	0
MYC	Brazil Government International Bond	1.000	06/20/2019	1.944		200	(5)	0	0	(5)
	Brazil Government International Bond	1.000	09/20/2019	2.139		1,300	(38)	(8)	0	(46)

							$(401)	$129	$9	$(281)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021	EUR	1,900		$2,060	$(2)	$46	$44	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		2,050		2,222	65	(26)	39	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	9,500		13,507	(10)	(858)	0	(868)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021	EUR	11,100		12,032	354	(96)	258	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		4,200		4,553	38	59	97	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		10,640		11,534	212	(9)	203	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	6,800		9,588	30	(569)	0	(539)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021	EUR	18,500		20,054	420	9	429	0
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		300		325	12	(3)	9	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.120% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	10,800		15,636	(111)	(1,147)	0	(1,258)
	Floating rate equal to 3-Month USD-LIBOR less 0.755% based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR based on the notional amount of currency delivered	09/21/2018		$4,767	JPY	490,000	(9)	0	0	(9)
UAG	Floating rate equal to 3-Month EUR-LIBOR less 0.436% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/21/2026	EUR	600		$676	2	(11)	0	(9)

								$1,001	$(2,605)	$1,079	$(2,683)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	1,647,200	$0	$40	$40	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		1,020,900	0	25	25	0
DUB	Pay	1-Year BRL-CDI	12.360	01/04/2021	BRL	10,800	(14)	56	42	0
	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020	KRW	4,941,500	0	120	120	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		1,647,200	0	40	40	0

							$(14)	$281	$267	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$1,500	$0	$44	$44	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450	08/16/2016	700	0	21	21	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	700	0	22	22	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	900	0	29	29	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800	08/16/2016	500	0	17	17	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	700	0	25	25	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	09/14/2016	700	0	16	16	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.400	12/06/2016	400	0	9	9	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	7.250	01/03/2017	9	0	0	0	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	03/22/2017	1,000	0	17	17	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.150	03/30/2017	700	0	9	9	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	700	0	(5)	0	(5)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450	08/16/2016	700	0	(6)	0	(6)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	1,500	0	(14)	0	(14)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	900	0	(15)	0	(15)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	1,200	0	(23)	0	(23)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.000	09/14/2016	700	0	(8)	0	(8)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.800	12/06/2016	400	0	(6)	0	(6)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	9.250	01/03/2017	9	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.300	03/22/2017	1,000	0	(11)	0	(11)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.050	03/30/2017	700	0	(6)	0	(6)
	Pay	EUR versus BRL 1-Year ATM Implied Volatility	24.000	07/07/2016	400	0	33	33	0
HUS	Pay	EUR versus BRL 1-Year ATM Implied Volatility	24.500	07/08/2016	300	0	26	26	0
	Pay	EUR versus BRL 1-Year ATM Implied Volatility	23.750	07/13/2016	400	0	33	33	0

						$0	$207	$301	$(94)

Total Swap Agreements						$353	$(1,819)	$1,880	$(3,346)

(l)	Securities with an aggregate market value of $6,542 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$2,473	$0	$2,473
Sovereign Issues	0	2,532	0	2,532
Belgium
Corporate Bonds & Notes	0	213	0	213
Brazil
Corporate Bonds & Notes	0	2,745	0	2,745
Sovereign Issues	0	14,772	0	14,772
Canada
Corporate Bonds & Notes	0	3,357	0	3,357
Non-Agency Mortgage-Backed Securities	0	2,253	0	2,253
Sovereign Issues	0	22,732	0	22,732
China
Sovereign Issues	0	282	0	282
Denmark
Corporate Bonds & Notes	0	31,646	0	31,646
France
Corporate Bonds & Notes	0	5,376	0	5,376
Sovereign Issues	0	19,360	0	19,360
Germany
Corporate Bonds & Notes	0	3,299	0	3,299
Greece
Corporate Bonds & Notes	0	2,752	0	2,752
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,199	0	1,199
Ireland
Asset-Backed Securities	0	103	0	103
Corporate Bonds & Notes	0	3,771	0	3,771
Sovereign Issues	0	1,260	0	1,260
Italy
Corporate Bonds & Notes	0	5,841	0	5,841
Non-Agency Mortgage-Backed Securities	0	2,304	0	2,304
Sovereign Issues	0	11,274	0	11,274
Japan
Corporate Bonds & Notes	0	3,562	0	3,562
Sovereign Issues	0	42,960	0	42,960
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,518	0	1,518
Luxembourg
Asset-Backed Securities	0	194	0	194
Corporate Bonds & Notes	0	1,281	0	1,281
Netherlands
Asset-Backed Securities	0	326	0	326
Corporate Bonds & Notes	0	10,379	0	10,379
Norway
Corporate Bonds & Notes	0	406	0	406
Poland
Sovereign Issues	0	26	0	26
Portugal
Corporate Bonds & Notes	0	1,387	0	1,387
Qatar
Sovereign Issues	0	655	0	655
Slovenia
Sovereign Issues	0	19,072	0	19,072
Spain
Corporate Bonds & Notes	0	764	0	764
Sovereign Issues	0	14,889	0	14,889
Supranational
Corporate Bonds & Notes	0	8,230	0	8,230
Sweden
Corporate Bonds & Notes	0	2,662	0	2,662
Switzerland
Corporate Bonds & Notes	0	1,952	0	1,952
Sovereign Issues	0	508	0	508
United Kingdom
Corporate Bonds & Notes	0	19,476	0	19,476
Non-Agency Mortgage-Backed Securities	0	1,555	0	1,555
Sovereign Issues	0	7,482	0	7,482
United States
Asset-Backed Securities	0	14,031	0	14,031
Bank Loan Obligations	0	1,299	0	1,299
Corporate Bonds & Notes	0	25,220	0	25,220
Municipal Bonds & Notes	0	633	0	633
Non-Agency Mortgage-Backed Securities	0	50,565	4	50,569
Preferred Securities	218	0	0	218
U.S. Government Agencies	0	115,067	11	115,078
U.S. Treasury Obligations	0	59,486	0	59,486
Short-Term Instruments
Repurchase Agreements	0	657	0	657
Czech Republic Treasury Bills	0	205	0	205
Japan Treasury Bills	0	60,743	0	60,743
	$218	$606,734	$15	$606,967

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,533	$0	$0	$11,533

Total Investments	$11,751	$606,734	$15	$618,500

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(16,809)	0	(16,809)
U.S. Treasury Obligations	0	(3,645)	0	(3,645)
	$0	$(20,454)	$0	$(20,454)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	289	647	0	936
Over the counter	0	10,073	0	10,073
	$289	$10,720	$0	$11,009

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(213)	(310)	0	(523)
Over the counter	0	(14,890)	0	(14,890)

	$(213)	$(15,200)	$0	$(15,413)

Totals	$11,827	$581,800	$15	$593,642

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.6%
BANK LOAN OBLIGATIONS 0.5%
Valeant Pharmaceuticals International, Inc.
4.750% due 08/05/2020		$709	$688
5.000% due 04/01/2022		2,777	2,705

Total Bank Loan Obligations (Cost $3,291)			3,393

CORPORATE BONDS & NOTES 8.2%
BANKING & FINANCE 7.2%
Ally Financial, Inc.
2.750% due 01/30/2017		1,300	1,311
3.250% due 09/29/2017		6,000	6,045
3.500% due 07/18/2016		300	300
5.500% due 02/15/2017		975	991
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (f)	EUR	5,400	5,150
11.500% due 10/10/2018 (f)		900	993
Bank of America Corp.
5.625% due 07/01/2020		$1,300	1,464
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		900	905
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,300	3,331
4.750% due 08/15/2017		800	826
Goldman Sachs Group, Inc.
1.853% due 09/15/2020		8,500	8,488
HSBC Holdings PLC
2.950% due 05/25/2021		4,000	4,045
3.600% due 05/25/2023		2,700	2,762
International Lease Finance Corp.
6.750% due 09/01/2016		300	302
JPMorgan Chase & Co.
2.750% due 06/23/2020		2,400	2,475
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	1,800	2,147
National Bank of Greece S.A.
3.875% due 10/07/2016		3,000	3,327
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	5,600	842
2.000% due 04/01/2017		3,300	501
UBS Group Funding Jersey Ltd.
4.125% due 04/15/2026		$2,600	2,713

			48,918

INDUSTRIALS 0.9%
AbbVie, Inc.
3.200% due 05/14/2026		1,800	1,824
Altria Group, Inc.
4.750% due 05/05/2021		900	1,028
Boston Scientific Corp.
2.850% due 05/15/2020		2,100	2,178
Cigna Corp.
4.500% due 03/15/2021		200	220
Kraft Heinz Foods Co.
2.800% due 07/02/2020		700	727
Pioneer Natural Resources Co.
6.875% due 05/01/2018		400	433
Time Warner Cable, Inc.
5.850% due 05/01/2017		200	207

			6,617

UTILITIES 0.1%
Sprint Communications, Inc.
6.000% due 12/01/2016		500	504

Total Corporate Bonds & Notes (Cost $56,417)			56,039

U.S. GOVERNMENT AGENCIES 14.5%
Fannie Mae
1.003% due 09/25/2041		5,349	5,342
4.000% due 10/01/2040 †		12	13
Fannie Mae, TBA
3.000% due 07/01/2046 - 08/01/2046		7,000	7,259

3.500% due 08/01/2031 - 08/01/2046		80,200	84,523
Freddie Mac
0.992% due 07/15/2041		1,702	1,706

Total U.S. Government Agencies (Cost $98,680)			98,843

U.S. TREASURY OBLIGATIONS 26.1%
U.S. Treasury Bonds
3.000% due 11/15/2045	XXX	230	265
2.500% due 02/15/2046 (i)		$39,433	41,100
2.500% due 05/15/2046 (i)		3,070	3,203
3.000% due 11/15/2044 (i)(n)		2,200	2,532
3.000% due 05/15/2045 (i)		3,010	3,463
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 (l)		5,381	5,464
0.125% due 04/15/2019 (i)(l)		7,483	7,645
0.125% due 04/15/2020		409	418
0.125% due 01/15/2022 (i)		19,205	19,598
0.125% due 07/15/2022		208	213
0.125% due 01/15/2023 (l)(n)		622	631
0.375% due 07/15/2023 (l)		1,953	2,022
0.625% due 07/15/2021		2,516	2,651
0.750% due 02/15/2042 (n)		476	479
0.750% due 02/15/2045		1,940	1,955
1.000% due 02/15/2046		606	655
1.250% due 07/15/2020 (n)		614	661
1.375% due 02/15/2044 (i)		9,269	10,742
1.625% due 01/15/2018 (l)		914	948
1.875% due 07/15/2019 (l)		672	728
2.125% due 02/15/2040 (l)(n)		531	696
2.500% due 01/15/2029 (i)(l)		13,070	16,587
3.875% due 04/15/2029		349	504
U.S. Treasury Notes
0.500% due 09/30/2016 (l)(n)†		17,800	17,807
1.375% due 04/30/2021 (i)(n)		6,590	6,705
1.625% due 04/30/2019 (i)(l)(n)		29,100	29,854

Total U.S. Treasury Obligations (Cost $169,131)			177,526

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/2035		184	185
2.460% due 08/25/2035		57	57
2.810% due 08/25/2033		201	200
Bear Stearns ALT-A Trust
2.916% due 01/25/2036		2,228	1,793
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		583	603
Citigroup Mortgage Loan Trust, Inc.
2.870% due 10/25/2035 ^		523	518
Countrywide Alternative Loan Trust
0.778% due 11/20/2035		1,156	957
1.437% due 02/25/2036		270	237
Countrywide Home Loan Mortgage Pass-Through Trust
1.093% due 03/25/2035		134	110
2.699% due 09/20/2036 ^		174	129
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,093	1,144
Marche Mutui SRL
0.175% due 02/25/2055	EUR	582	637
2.001% due 01/27/2064		973	1,084
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036		$434	365
Structured Adjustable Rate Mortgage Loan Trust
2.762% due 01/25/2035		37	35
Structured Asset Mortgage Investments Trust
0.698% due 07/19/2035		71	68
WaMu Mortgage Pass-Through Certificates Trust
1.137% due 02/25/2047 ^		292	226
Wells Fargo Mortgage-Backed Securities Trust
2.746% due 09/25/2036 ^		1,547	1,451
2.855% due 03/25/2036		629	618

Total Non-Agency Mortgage-Backed Securities (Cost $9,702)			10,417

ASSET-BACKED SECURITIES 1.3%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		686	714
Citigroup Mortgage Loan Trust, Inc.
0.583% due 08/25/2036		7,858	7,165
Long Beach Mortgage Loan Trust
0.753% due 01/25/2036		1,900	1,138

Wood Street CLO BV
0.107% due 11/22/2021	EUR	56	61

Total Asset-Backed Securities (Cost $8,849)			9,078

SOVEREIGN ISSUES 17.1%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		1,500	1,654
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	77,600	23,346
0.000% due 01/01/2017 (c)		57,600	16,792
France Government International Bond
1.850% due 07/25/2027 (e)	EUR	1,175	1,694
2.250% due 07/25/2020 (e)		1,183	1,496
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (e)		703	897
3.100% due 09/15/2026 (e)		2,755	3,788
Japan Government International Bond
0.100% due 03/10/2026 (e)	JPY	109,503	1,138
0.300% due 09/20/2016		110,000	1,066
Mexico Government International Bond
4.000% due 11/15/2040 (e)	MXN	53,048	3,181
4.000% due 11/08/2046 (e)		10,119	614
4.500% due 11/22/2035 (e)		31,961	2,036
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	929	693
United Kingdom Gilt
0.125% due 03/22/2024 (e)	GBP	20,487	31,291
0.125% due 03/22/2026 (e)		6,994	10,883
1.125% due 11/22/2037 (e)		1,741	3,750
1.875% due 11/22/2022 (e)		7,118	11,907

Total Sovereign Issues (Cost $114,290)			116,226

	SHARES
COMMON STOCKS 3.9%
CONSUMER DISCRETIONARY 0.7%
DreamWorks Animation SKG, Inc. ‘A’ (a)(k)		73,734	3,014
SFX Entertainment, Inc. (a)		23,989	0
Tumi Holdings, Inc. (a)(k)		65,642	1,755

			4,769

ENERGY 0.5%
Columbia Pipeline Group, Inc.		121,970	3,109

FINANCIALS 0.5%
Fidelity & Guaranty Life (k)		155,163	3,597

HEALTH CARE 0.3%
Alere, Inc. (a)(k)		55,595	2,317

INDUSTRIALS 0.6%
Virgin America, Inc. (a)(k)		68,258	3,837

INFORMATION TECHNOLOGY 0.8%
inContact, Inc. (a)(k)		205,677	2,849
LinkedIn Corp. (a)(k)		14,581	2,759

			5,608

MATERIALS 0.4%
Axiall Corp.		86,328	2,815
UTILITIES 0.1%
Questar Corp. (k)		12,733	323

Total Common Stocks (Cost $27,584)			26,375

EXCHANGE-TRADED FUNDS 9.9%
iShares MSCI EAFE ETF		322,629	18,006
Vanguard FTSE Emerging Markets ETF		372,704	13,127

Vanguard REIT ETF		407,576	36,140

Total Exchange-Traded Funds (Cost $70,820)			67,272

SHORT-TERM INSTRUMENTS 11.6%
REPURCHASE AGREEMENTS (h) 10.4%			70,916

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 1.1%
(0.240)% due 09/26/2016 (d)	JPY	780,000	7,558
U.S. TREASURY BILLS 0.1%
0.263% due 07/21/2016 - 12/08/2016 (b)(c)(n)		$816	815

Total Short-Term Instruments (Cost $79,097)			79,289

Total Investments in Securities (Cost $637,861)			644,459

	SHARES
INVESTMENTS IN AFFILIATES 30.3%
MUTUAL FUNDS (g) 27.2%
PIMCO Capital Securities and Financials Fund		490,038	4,695
PIMCO Emerging Markets Corporate Bond Fund		2,171	22
PIMCO Income Fund		11,253,910	133,809
PIMCO Mortgage Opportunities Fund		2,073,584	22,955
PIMCO RAE Fundamental PLUS Fund		2,649,648	16,295
PIMCO TRENDS Managed Futures Strategy Fund		764,128	7,366

Total Mutual Funds (Cost $188,414)			185,142

EXCHANGE-TRADED FUNDS 2.6%
PIMCO Diversified Income Active Exchange-Traded Fund		131,043	6,421
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund		260,000	10,977

Total Exchange-Traded Funds (Cost $19,046)			17,398

SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III		308,548	3,050

Total Short-Term Instruments (Cost $3,050)			3,050

Total Investments in Affiliates (Cost $210,510)			205,590

Total Investments 124.9% (Cost $848,371)			$850,049
Financial Derivative Instruments (j)(m) 1.5% (Cost or Premiums, net $22,084)			10,411
Other Assets and Liabilities, net (26.4)%			(179,817)

Net Assets 100.0%			$680,643

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund II, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.750%	†	06/30/2016	07/01/2016	$44,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2017	$(22,452)	$44,000	$44,001
						U.S. Treasury Notes 1.875% due 10/31/2017	(22,459)
DEU	0.800	†	06/30/2016	07/01/2016	22,000	U.S. Treasury Bonds 3.125% due 02/15/2043	(22,474)	22,000	22,000
SSB	0.001	†	06/30/2016	07/01/2016	1,516	U.S. Treasury Notes 0.750% due 12/31/2017	(1,549)	1,516	1,516
TDM	0.770	†	06/30/2016	07/01/2016	3,400	U.S. Treasury Bonds 3.000% due 05/15/2045	(3,487)	3,400	3,400

Total Repurchase Agreements							$(72,421)	$70,916	$70,917

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.400%	06/07/2016	07/18/2016	$(2,150)	$(2,151)
	0.400	06/27/2016	07/11/2016	(3,587)	(3,588)
BSN	0.580	04/18/2016	07/18/2016	(4,738)	(4,744)
	0.620	04/11/2016	10/11/2016	(1,734)	(1,737)
DEU	0.400	06/29/2016	07/11/2016	(8,190)	(8,190)
IND	0.500	05/09/2016	07/22/2016	(4,332)	(4,335)
	0.520	04/21/2016	07/21/2016	(5,138)	(5,143)
	0.530	04/22/2016	07/22/2016	(8,620)	(8,629)
	0.640	01/06/2016	07/06/2016	(9,328)	(9,357)
	0.640	04/19/2016	07/06/2016	(4,200)	(4,205)
	0.640	06/02/2016	07/06/2016	(8,470)	(8,474)
JPS	0.320	06/06/2016	07/06/2016	(2,403)	(2,404)
	0.350	06/14/2016	07/14/2016	(5,814)	(5,815)
	0.350	06/16/2016	07/14/2016	(10,238)	(10,239)
	0.400	06/13/2016	07/15/2016	(1,728)	(1,728)
	0.400	06/16/2016	07/15/2016	(1,126)	(1,126)
	0.550	04/22/2016	07/22/2016	(6,363)	(6,370)
SCX	0.850	06/29/2016	07/06/2016	(411)	(411)
	0.960	06/28/2016	07/05/2016	(4,794)	(4,794)
SGY	0.350	06/30/2016	07/07/2016	(1,908)	(1,908)
	0.450	06/28/2016	07/12/2016	(1,141)	(1,141)

Total Reverse Repurchase Agreements					$(96,489)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.500%	06/23/2016	07/07/2016	$(2,221)	$(2,222)
TDM	0.850	06/29/2016	07/06/2016	(3,233)	(3,233)

Total Sale-Buyback Transactions					$(5,455)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(106,219) at a weighted average interest rate of 0.537%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	07/01/2046	$2,000	$(2,133)	$(2,144)

Total Short Sales				$(2,133)	$(2,144)

(i)	Securities with an aggregate market value of $104,250 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	2,150.000	07/15/2016	68	$73	$10
Call - OSE Nikkei 225 Index	17,000.000	07/08/2016	118	492	2

				$565	$12

Total Purchased Options				$565	$12

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	2,000.000	07/15/2016	34	$(28)	$(13)
Put - CBOE S&P 500 Index	1,975.000	08/19/2016	102	(219)	(148)
Put - CBOE S&P 500 Index	1,950.000	09/16/2016	51	(223)	(113)
Call - EUREX EURO STOXX 50 Index	3,125.000	07/15/2016	209	(63)	(2)
Put - EUREX EURO STOXX 50 Index	2,775.000	09/16/2016	210	(205)	(225)
Put - OSE Nikkei 225 Index	15,250.000	07/08/2016	118	(235)	(129)
Call - OSE Nikkei 225 Index	17,500.000	07/08/2016	118	(292)	(1)

				$(1,265)	$(631)

Total Written Options				$(1,265)	$(631)

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	499	$233	$19	$0
90-Day Eurodollar December Futures	Short	12/2017	499	(355)	0	(25)
Aluminum October Futures †	Short	10/2016	84	(28)	0	0
Arabica Coffee December Futures †	Short	12/2016	9	(75)	0	(4)
Brent Crude November Futures †	Short	09/2016	2	0	3	0
Brent Crude September Futures †	Short	07/2016	84	(94)	135	0
Call Options Strike @ EUR 168.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2016	77	4	6	(1)
Call Options Strike @ USD 53.000 on Brent Crude September Futures †	Short	07/2016	119	17	62	0
Copper October Futures †	Long	10/2016	18	3	0	0
Copper September Futures †	Short	09/2016	37	(103)	0	(9)
E-mini S&P 500 Index September Futures	Long	09/2016	1,012	947	1,143	0
Euro STOXX 50 September Futures	Long	09/2016	1,193	(555)	1,449	(9)
Euro-Bobl September Futures	Short	09/2016	49	(72)	2	(2)
Euro-BTP Italy Government Bond September Futures	Long	09/2016	35	65	36	0
Euro-Bund 10-Year Bond September Futures	Short	09/2016	46	(156)	0	(13)
Euro-OAT France Government 10-Year Bond September Futures	Short	09/2016	11	(35)	0	(7)
FTSE 100 Index September Futures	Long	09/2016	177	624	802	(6)
Gas Oil October Futures †	Short	10/2016	32	19	23	0
Gold 100 oz. December Futures †	Short	12/2016	6	(63)	4	0
Gold 100 oz. October Futures †	Short	10/2016	95	(445)	60	0
Hang Seng China Enterprises Index July Futures	Long	07/2016	78	139	140	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	3	6	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	5	6	1	0
Japan Government 10-Year Bond September Futures	Short	09/2016	1	(9)	1	(1)
Lead October Futures †	Long	10/2016	27	12	0	0
Mini MSCI Emerging Markets Index September Futures	Long	09/2016	782	1,165	352	0
Natural Gas October Futures †	Short	09/2016	63	(171)	0	(33)
New York Harbor ULSD October Futures †	Short	09/2016	20	36	43	0
Nickel October Futures †	Long	10/2016	17	0	0	0
Nikkei 225 Index September Futures	Long	09/2016	246	(555)	339	(24)
Nikkei Index 400 September Futures	Long	09/2016	2,028	(1,605)	432	0
Platinum October Futures †	Long	10/2016	190	318	103	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	2,055	41	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	218	3	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	2,055	(212)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	218	(12)	0	(2)
S&P/Toronto Stock Exchange 60 September Futures	Long	09/2016	59	(26)	113	0
Silver December Futures †	Short	12/2016	12	(126)	0	(13)
Soybean November Futures †	Long	11/2016	86	333	175	0
Sugar No. 11 October Futures †	Long	09/2016	73	51	0	(56)
U.S. Treasury 5-Year Note September Futures	Short	09/2016	366	(774)	0	(28)
U.S. Treasury 10-Year Note September Futures	Short	09/2016	35	(69)	3	0
U.S. Treasury 30-Year Bond September Futures	Short	09/2016	137	(1,080)	90	0
Wheat December Futures †	Short	12/2016	138	455	0	(2)
WTI Crude November Futures †	Short	10/2016	14	2	22	0
Zinc October Futures †	Long	10/2016	14	6	0	0

Total Futures Contracts				$(2,135)	$5,558	$(235)

(1)	Unsettled variation margin asset of $8 for closed futures is outstanding at period end.

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (2)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-26 5-Year Index	(5.000)%	06/20/2021	$52,400	$(1,763)	$(732)	$0	$(238)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill *	0.900%	04/17/2018	CAD	32,900	$14	$4	$1	$0
Pay	3-Month CAD-Bank Bill *	2.250	06/16/2026		10,050	214	132	8	0
Receive	3-Month USD-LIBOR †	0.680	09/14/2016		$17,800	(31)	(31)	0	0
Receive	3-Month USD-LIBOR *	0.996	04/05/2018		25,200	(58)	(58)	0	(5)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		86,200	(4,021)	(932)	0	(4)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		44,900	3,184	2,872	0	(30)
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		50,000	(2,478)	(2,234)	101	0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		71,200	(2,370)	(2,142)	147	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		36,200	(1,021)	(885)	75	0
Pay	3-Month USD-LIBOR *	2.100	05/20/2026		60	1	1	0	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		2,600	(213)	(109)	5	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		23,470	(631)	(152)	55	0
Pay	6-Month AUD-BBR-BBSW *	2.750	06/17/2026	AUD	4,500	54	58	3	0
Receive	6-Month EUR-EURIBOR *	1.100	05/20/2026	EUR	150	(2)	(3)	0	(3)
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026		35,900	1,445	1,347	125	0
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018	GBP	56,700	(758)	(627)	0	(68)
Receive	6-Month GBP-LIBOR *	1.250	09/21/2021		3,700	(150)	(111)	0	(5)
Receive	6-Month GBP-LIBOR *	2.340	01/13/2026		1,700	(111)	(90)	0	0
Receive	6-Month GBP-LIBOR *	1.900	05/18/2026		5,880	(197)	(171)	0	(2)
Receive	6-Month GBP-LIBOR	2.175	03/16/2046		3,510	(1,186)	(627)	0	(25)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		1,430	(261)	(260)	0	(10)
Receive	6-Month JPY-LIBOR	0.250	09/18/2020	JPY	220,000	(39)	(5)	1	0
Pay	6-Month JPY-LIBOR	1.000	09/18/2023		1,080,000	881	494	0	(3)
Pay	6-Month JPY-LIBOR	1.000	03/20/2024		1,220,000	1,052	581	0	(3)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		210,000	73	22	0	(1)
Receive	6-Month JPY-LIBOR *	0.300	05/25/2026		220,000	(27)	(17)	0	0
Pay	6-Month JPY-LIBOR	1.500	12/20/2044		683,000	2,569	2,418	0	(135)
Pay	28-Day MXN-TIIE	5.910	11/25/2022	MXN	18,900	11	12	6	0
						$(4,056)	$(513)	$527	$(294)

Total Swap Agreements						$(5,819)	$(1,245)	$527	$(532)

*	This security has a forward starting effective date.

(k)	Securities with an aggregate market value of $19,023 and cash of $1 have been pledged as collateral as of June 30, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(l)	Securities with an aggregate market value of $19,424 and cash of $5,329 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016	AUD	12,209		$9,027	$0	$(78)
	08/2016		$9,018	AUD	12,209	78	0
BOA	07/2016	EUR	8,144		$8,975	0	(63)
	07/2016	GBP	21,536		31,578	2,908	0
	07/2016		$2,819	DKK	18,778	0	(17)
	07/2016		40,369	GBP	30,341	23	0
	08/2016	GBP	30,341		$40,379	0	(22)
	08/2016	INR	476,098		6,985	0	(13)
	08/2016		$8,985	EUR	8,144	63	0
	10/2016	BRL	17,400		$4,415	0	(855)
	04/2017	DKK	3,372		511	2	0
BPS	07/2016	BRL	29,258		8,585	0	(523)
	07/2016	JPY	229,700		2,260	35	0
	07/2016	NOK	6,650		785	0	(9)
	07/2016	SEK	28,875		3,402	0	(11)
	07/2016		$9,115	BRL	29,257	0	(7)
	07/2016		598	EUR	535	0	(4)
	08/2016	CLP	493,376		$722	0	(21)
	08/2016	TWD	5,015		154	0	(2)
	08/2016		$8,518	BRL	29,258	510	0
	08/2016		785	NOK	6,650	9	0
	08/2016		3,406	SEK	28,875	11	0
	10/2016	BRL	6,300		$1,577	0	(331)
	01/2017		9,200		2,119	0	(595)
	01/2017	DKK	5,656		866	16	0
BRC	07/2016	CHF	11,465		11,724	0	(16)
	07/2016		$11,648	EUR	10,532	39	0
	08/2016	EUR	10,532		$11,660	0	(39)
	08/2016		$11,745	CHF	11,465	17	0
	08/2016		14,052	INR	949,368	0	(98)
	08/2016		670	RUB	44,160	12	0
CBK	07/2016	BRL	8,000		$2,136	0	(354)
	07/2016	CHF	191		199	3	0
	07/2016	GBP	1,347		1,945	152	0
	07/2016	JPY	244,765		2,323	4	(52)
	07/2016		$2,448	BRL	8,000	43	(1)
	07/2016		9,625	EUR	8,539	0	(149)
	08/2016	HKD	2,407		$310	0	0
	08/2016	MXN	503		27	0	0
	08/2016	PLN	1,691		442	14	0
	08/2016		$1,941	EUR	1,739	0	(9)
	08/2016		486	JPY	49,665	0	(4)
	08/2016		2,841	MXN	51,591	5	(38)
	08/2016		425	PLN	1,630	0	(12)
	08/2016		2,257	SGD	3,064	17	0
	10/2016	BRL	3,300		$799	0	(200)
	10/2016	CNH	101,406		15,575	429	0
	01/2017		4,994		719	0	(24)
DUB	08/2016		$2,750	CNY	18,042	0	(46)
	08/2016		682	THB	24,095	3	0
	01/2017	BRL	11,200		$2,588	0	(715)
GLM	07/2016	EUR	9,788		10,908	55	(9)
	07/2016	GBP	4,843		7,084	636	0
	07/2016	JPY	648,500		6,217	0	(63)
	07/2016		$2,765	EUR	2,452	1	(46)
	07/2016		872	JPY	89,200	0	(8)
	08/2016		1,588	KRW	1,840,110	7	0
	08/2016		312	PHP	14,667	0	(2)
	08/2016	ZAR	13,370		$866	0	(35)
	01/2017	BRL	20,300		4,749	0	(1,238)
HUS	07/2016		6,600		1,763	0	(292)
	07/2016		$1,869	BRL	6,600	186	0
	07/2016		3,481	SEK	28,875	0	(69)
	08/2016		6,213	INR	422,360	0	(5)
	10/2016		2,814	DKK	18,778	0	(2)
IND	08/2016		385	JPY	39,535	0	(2)
JPM	07/2016	BRL	26,763		$8,338	6	0
	07/2016	EUR	5,180		5,826	78	0
	07/2016	GBP	3,788		5,314	272	0
	07/2016	JPY	890,000		8,428	0	(190)
	07/2016	NZD	389		264	0	(14)
	07/2016	TRY	2,967		1,002	0	(23)
	07/2016		$7,352	BRL	26,763	979	0
	07/2016		13,176	CAD	17,276	196	0
	07/2016		1,176	EUR	1,039	0	(23)
	07/2016		1,032	ILS	3,902	0	(21)
	07/2016		2,068	RUB	133,224	10	0
	08/2016	MXN	73,333		$4,049	58	0
	08/2016		$710	CNH	4,681	0	(9)
	08/2016		3,587	HKD	27,805	0	(1)
	08/2016		692	JPY	71,100	0	(3)
	08/2016		717	KRW	831,562	4	0
	09/2016	RUB	133,224		$2,036	0	(9)
	10/2016	BRL	50,600		12,339	0	(2,986)
	01/2017		16,900		3,976	0	(1,009)
MSB	07/2016		9,520		2,966	2	0
	07/2016		$2,622	BRL	9,520	342	0
	07/2016		884	JPY	98,100	66	0
	07/2016		798	NOK	6,650	0	(3)
NAB	07/2016		7,532	EUR	6,807	22	0
	07/2016		30,396	JPY	3,342,332	1,971	0
	08/2016	EUR	6,807		$7,540	0	(21)
SCX	07/2016	JPY	1,477,132		14,496	192	0
	07/2016		$8,772	AUD	12,209	333	0
	07/2016		4,187	EUR	3,740	0	(37)
	08/2016	INR	502,418		$7,369	0	(16)
	08/2016		$14,511	JPY	1,477,132	0	(195)
	09/2016	CNH	17,598		$2,670	39	0
	01/2017		61,721		8,952	0	(230)
SOG	07/2016	CAD	17,276		13,228	0	(144)
	08/2016		$13,229	CAD	17,276	144	0
TOR	01/2017	BRL	11,100		$2,538	0	(736)
UAG	07/2016	EUR	10,532		11,608	0	(80)
	07/2016	RUB	133,224		1,974	0	(104)
	07/2016		$11,778	CHF	11,656	158	0
	08/2016	HUF	1,508		$6	0	0
	08/2016		$705	IDR	9,541,993	15	0
	10/2016	CNH	148,037		$22,815	704	0

Total Forward Foreign Currency Contracts						$10,869	$(11,933)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts		Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 1,929.200	10Y USD CMS 2.277	02/01/2017		$21,000	$729	$27
	Put - OTC S&P 500 Index U&I @ 1,957.950	10Y USC CMS 2.643	11/18/2016		31,000	761	1
JPM	Put - OTC EURO STOXX 50 Index D&I @ 2,900.000	EURUSD 1.09	11/18/2016	EUR	17,000	483	652
SOG	Put - OTC S&P 500 Index U&I @ 1,957.190	10Y USD CMS 2.016	05/09/2017		$6,000	140	51

						$2,113	$731

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		$181,300	$3,141	$261
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016		347,400	118	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		137,800	120	11
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016		12,000	98	98
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.780	07/21/2016		21,300	46	3
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200	07/29/2016		52,900	2,290	0
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		5,000	501	616
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		5,000	501	408
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018		13,500	921	486
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016		127,000	40	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		741,200	249	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		262,400	233	21
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.300	11/14/2016	JPY	2,160,000	89	48
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021		$124,100	4,913	637
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016		16,000	135	124
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020		231,400	4,880	333
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021		148,950	6,339	765
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018		10,100	929	515
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018		3,000	300	158
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018		3,000	314	166
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019		11,900	1,123	724
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	08/08/2016		251,800	88	1
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100	09/28/2016		50,200	171	155
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		3,400	340	419
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		3,400	340	278
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		196,300	63	0

								$28,282	$6,227

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor	1.600%	3-Month USD-LIBOR	12/06/2019	$64,400	$901	$1,059
NGF	Call - OTC 2-Year Interest Rate Floor	1.600	3-Month USD-LIBOR	12/06/2019	64,800	901	1,066

						$1,802	$2,125

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC MSCI Emerging Markets Index	840.000	07/15/2016		$9	$56	$84
JPM	Call - OTC Nikkei 225 Index	16,500.000	08/12/2016	JPY	112	696	207

						$752	$291

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae 3.500% due 07/01/2046	$ 75.000	07/07/2016	$74,000	$3	$0

Total Purchased Options					$32,952	$9,374

Written Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC EURO STOXX 50 Index D&I @ 2,600.000	EURUSD 1.08	11/18/2016	EUR	17,000	$(193)	$(237)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250%	09/21/2016	EUR	6,800	$(24)	$(10)
GST	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.700	07/20/2016		27,500	(28)	(11)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	07/20/2016		27,500	(50)	(20)
JPM	Call - OTC CDX.IG-26 5-Year Index	Buy	0.750	07/20/2016		$38,500	(33)	(28)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.000	07/20/2016		38,500	(47)	(6)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.200	09/21/2016		6,800	(10)	(4)

							$(192)	$(79)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC USD versus JPY	JPY	101.200	09/15/2016		$8,410	$(86)	$(134)
GLM	Call - OTC EUR versus USD		$1.140	07/01/2016	EUR	6,910	(29)	0
JPM	Call - OTC EUR versus USD		1.165	09/15/2016		7,050	(61)	(24)
	Call - OTC USD versus MXN	MXN	19.000	08/11/2016		$5,590	(63)	(51)
MSB	Put - OTC EUR versus USD		$1.085	08/03/2016	EUR	8,030	(36)	(36)

							$(275)	$(245)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000)%[10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,000	$(106)	$(1)
GLM	Cap - OTC CPALEMU Index	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	(291)	(46)
JPM	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(3 + 0.000)% - (Final Index/Initial Index)] or 0	04/10/2020	8,600	(23)	0
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	8,600	(23)	0
	Floor - OTC YOY CPURNSA Index	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	11,700	(132)	(112)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	5,200	(96)	(61)

						$(671)	$(220)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.400%	07/21/2016	$20,900	$(27)	$(1)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.850	07/25/2016	12,600	(20)	(60)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.250	07/25/2016	12,600	(20)	(2)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770	12/21/2016	24,000	(98)	(98)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.230	07/21/2016	4,200	(19)	(2)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/23/2018	67,500	(950)	(443)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016	32,000	(136)	(121)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	46,900	(931)	(420)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	14,000	(301)	(133)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	14,000	(315)	(139)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	56,100	(1,125)	(633)
NGF	Call - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	0.890	09/28/2016	100,400	(176)	(152)

							$(4,118)	$(2,204)

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor	0.943%	3-Month USD-LIBOR	12/06/2019	$128,800	$(902)	$(1,014)
NGF	Call - OTC 2-Year Interest Rate Floor	0.943	3-Month USD-LIBOR	12/06/2019	129,600	(901)	(1,021)

						$(1,803)	$(2,035)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC Platgold Spread July Future †	$175.000	07/28/2016	$3	$(32)	$0

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC IBOV Index	45,500.000	07/13/2016	BRL	0	$(22)	$(1)
	Call - OTC IBOV Index	52,500.000	07/13/2016		0	(27)	(41)
	Put - OTC MSCI Emerging Markets Index	730.000	07/15/2016		$9	(46)	(3)
JPM	Put - OTC Nikkei 225 Index	15,500.000	08/12/2016	JPY	112	(411)	(562)
	Call - OTC Nikkei 225 Index	17,500.000	08/12/2016		112	(223)	(50)

						$(729)	$(657)

Total Written Options						$(8,013)	$(5,677)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	PLATGOLD Index †	$338.750	01/06/2017	500	$0	$19	$19	$0
GST	Receive	EURMARGIN CAL16 †	5.700	12/31/2016	18,000	4	(13)	0	(9)
	Pay	GOLDLNPM Index †	1,091.950	01/06/2017	500	0	(118)	0	(118)
	Receive	PLTMLNPM Index †	845.000	01/06/2017	500	0	90	90	0
JPM	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	72,000	0	(55)	0	(55)
MYC	Receive	EURMARGIN CAL16 †	5.900	12/31/2016	270,000	0	(183)	0	(183)
	Receive	EURMARGIN CAL16 †	5.950	12/31/2016	204,000	0	(148)	0	(148)

						$4	$(408)	$109	$(513)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Altria Group, Inc.	(1.000)%	06/20/2021	0.323%	$900	$(31)	$1	$0	$(30)
	Kraft Heinz Foods Co.	(1.000)	09/20/2020	0.374	700	(18)	0	0	(18)
JPM	Boston Scientific Corp.	(1.000)	06/20/2020	0.341	2,100	(44)	(11)	0	(55)
	Cigna Corp.	(1.000)	03/20/2021	0.407	200	(6)	0	0	(6)
MYC	Pioneer Natural Resources Co.	(1.000)	06/20/2018	0.604	400	8	(11)	0	(3)

						$(91)	$(21)	$0	$(112)

Credit Default Swaps on Corporate Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.339%	EUR	160	$(1)	$2	$1	$0
CBK	California State General Obligation Bonds, Series 2003	1.000	12/20/2017	0.473		$20,500	(381)	545	164	0

							$(382)	$547	$165	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$1,600	$(35)	$10	$0	$(25)
GST	CMBX.NA.AAA.7 Index	0.500	01/17/2047	600	(19)	4	0	(15)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	8,800	(423)	95	0	(328)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	8,400	(534)	105	0	(429)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	11,900	(618)	174	0	(444)

					$(1,629)	$388	$0	$(1,241)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.350%	08/15/2030	GBP	3,900	$(14)	$380	$366	$0
	Receive	3-Month USD-CPURNSA Index	1.565	06/07/2018		$1,100	0	0	0	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		300	0	(5)	0	(5)
BPS	Receive	1-Year BRL-CDI	15.700	01/02/2017	BRL	289,700	(139)	(1,414)	0	(1,553)
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	1,500	0	(10)	0	(10)
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		3,100	0	(11)	0	(11)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		400	0	(3)	0	(3)
CBK	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016		3,900	0	(16)	0	(16)
	Pay	3-Month EUR-EXT-CPI Index	0.830	05/15/2018		7,000	0	(7)	0	(7)
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018		1,200	(1)	(10)	0	(11)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018		900	0	(8)	0	(8)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		1,600	0	(13)	0	(13)
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		4,080	0	(14)	0	(14)
	Receive	3-Month EUR-EXT-CPI Index	0.875	05/15/2021		5,300	0	(30)	0	(30)
	Pay	3-Month EUR-EXT-CPI Index	1.178	05/15/2026		1,300	0	23	23	0
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		300	(1)	(2)	0	(3)
	Pay	3-Month FR-FRCPI Index	1.675	06/15/2025		6,100	0	578	578	0
DUB	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017		2,100	0	(15)	0	(15)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017		700	0	(5)	0	(5)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		1,600	0	(12)	0	(12)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		3,700	2	(33)	0	(31)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		300	(1)	(2)	0	(3)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	700	0	74	74	0
	Receive	3-Month EUR-EXT-CPI Index	0.615	09/15/2018	EUR	1,800	0	(14)	0	(14)
GLM	Receive	1-Month GBP-UKRPI	3.120	06/15/2046	GBP	200	0	3	3	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	1,100	0	(10)	0	(10)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		400	0	(3)	0	(3)
JPM	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017		3,000	0	(21)	0	(21)
MYC	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	28,700	93	3,145	3,238	0
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021	EUR	1,300	0	(5)	0	(5)
RYL	Receive	3-Month USD-CPURNSA Index	1.550	11/05/2016		$15,800	0	(259)	0	(259)
SOG	Receive	3-Month EUR-EXT-CPI Index	0.680	10/15/2018	EUR	1,200	1	(12)	0	(11)
UAG	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017		6,200	3	(39)	0	(36)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		2,100	0	(16)	0	(16)
	Pay	3-Month USD-CPURNSA Index	2.063	05/12/2025		$22,600	0	1,114	1,114	0

							$(57)	$3,328	$5,396	$(2,125)

Total Return Swaps on Equity and Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	KOSPI Index	18,500,000	3-Month USD-LIBOR plus a specified spread	09/08/2016	KRW	4,592,163	$0	$(65)	$0	$(65)
	Receive	TWSE Index	6,000	3-Month USD-LIBOR plus a specified spread	07/20/2016	TWD	50,118	0	31	31	0
FBF	Receive	SMI Index	820	3-Month USD-LIBOR plus a specified spread	09/16/2016	CHF	6,241	0	310	310	0
	Receive	IOS.FN. 300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043		$10,483	0	(134)	0	(134)

								$0	$142	$341	$(199)

(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	SPGCCLP Index (8)	8.851%	06/16/2017	$1,457	$0	$118	$118	$0
	Receive	SPGCCLP Index (8)	9.303	06/16/2017	1,475	0	112	112	0
GST	Pay	GOLDLNPM Index (8)†	7.023	07/29/2020	6,604	0	149	149	0
	Pay	GOLDLNPM Index (8)†	7.840	09/09/2020	357	0	6	6	0
	Pay	SPGCCLP Index (8)	11.834	06/16/2017	1,475	0	(75)	0	(75)
	Pay	SPGCCLP Index (8)	12.076	06/16/2017	1,457	0	(71)	0	(71)
JPM	Pay	GOLDLNPM Index (8)†	11.156	05/07/2020	5,838	0	311	311	0
	Pay	GOLDLNPM Index (8)†	9.000	07/24/2020	3,167	0	94	94	0
SOG	Pay	Nikkei 225 Index (8)	0.000	12/09/2016	7,936,424	0	606	606	0

						$0	$1,250	$1,396	$(146)

Total Swap Agreements						$(2,155)	$5,226	$7,407	$(4,336)

(8)	Variance Swap

(n)	Securities with an aggregate market value of $8,642 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,393	$0	$3,393
Corporate Bonds & Notes
Banking & Finance	0	48,918	0	48,918
Industrials	0	6,617	0	6,617
Utilities	0	504	0	504
U.S. Government Agencies	0	98,843	0	98,843
U.S. Treasury Obligations	0	177,526	0	177,526
Non-Agency Mortgage-Backed Securities	0	10,417	0	10,417
Asset-Backed Securities	0	8,364	714	9,078
Sovereign Issues	0	116,226	0	116,226
Common Stocks
Consumer Discretionary	4,769	0	0	4,769
Energy	3,109	0	0	3,109
Financials	3,597	0	0	3,597
Health Care	2,317	0	0	2,317
Industrials	3,837	0	0	3,837
Information Technology	5,608	0	0	5,608
Materials	2,815	0	0	2,815
Utilities	323	0	0	323
Exchange-Traded Funds	67,273	0	0	67,273
Short-Term Instruments
Repurchase Agreements	0	70,916	0	70,916
Japan Treasury Bills	0	7,558	0	7,558
U.S. Treasury Bills	0	815	0	815
	$93,648	$550,097	$714	$644,459

Investments in Affiliates, at Value
Mutual Funds	185,142	0	0	185,142
Exchange-Traded Funds	17,398	0	0	17,398
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,050	0	0	3,050
	$205,590	$0	$0	$205,590
Total Investments	$299,238	$550,097	$714	$850,049

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,144)	$0	$(2,144)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,558	539	0	6,097
Over the counter	0	26,313	1,337	27,650
	$5,558	$26,852	$1,337	$33,747

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(235)	(1,163)	0	(1,398)
Over the counter	0	(21,709)	(237)	(21,946)

	$(235)	$(22,872)	$(237)	$(23,344)

Totals	$304,561	$551,933	$1,814	$858,308

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO GNMA Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 182.6%
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Preferred Term Securities Ltd.
1.500% due 07/03/2033	$500	$360

Total Corporate Bonds & Notes (Cost $366)		360

U.S. GOVERNMENT AGENCIES 168.0%
Fannie Mae
1.666% due 01/25/2017 (a)	931	5
1.750% due 07/25/2044 (a)	1,582	93
1.768% due 07/25/2052 (a)	1,684	115
1.803% due 04/25/2055 (a)	2,482	155
1.828% due 03/25/2045 (a)	1,536	110
1.837% due 09/25/2045 (a)	1,361	88
1.859% due 07/25/2045 (a)	3,586	255
1.897% due 08/25/2055 (a)	1,563	105
1.899% due 08/25/2054 (a)	684	49
1.937% due 10/25/2045 (a)	2,115	133
2.000% due 07/01/2028 - 09/01/2028	2,704	2,762
2.433% due 01/25/2022 (a)	5,823	510
2.561% due 10/01/2037	9,315	9,873
2.623% due 09/01/2041	2,220	2,343
2.672% due 05/01/2038	5,586	5,909
2.700% due 02/01/2042	1,833	1,903
2.743% due 05/01/2035	588	620
3.000% due 09/25/2039 - 04/25/2043 (a)	13,732	1,379
3.000% due 07/01/2042 - 03/01/2045	4,197	4,280
3.289% due 10/25/2042	748	745
3.440% due 02/01/2032	5,000	5,576
3.500% due 09/01/2039 - 03/01/2040	6,579	6,951
3.765% due 12/01/2025	3,000	3,385
3.865% due 03/01/2018	1	1
4.000% due 05/01/2019 - 07/01/2042	31,939	34,577
4.500% due 04/01/2018 - 10/01/2041	10,366	10,693
4.500% due 06/25/2024 (a)	584	29
5.000% due 02/01/2025 - 12/01/2044	1,306	1,445
5.500% due 02/01/2027 - 11/01/2039	723	814
5.697% due 08/25/2042 (a)	2,001	404
5.747% due 11/25/2044 (a)	8,865	1,638
5.800% due 02/01/2035	28	28
5.880% due 03/01/2035	30	30
6.000% due 11/01/2017 - 10/01/2048	5,196	5,954
6.197% due 08/25/2018 (a)	28,856	3,072
6.500% due 09/01/2036 - 09/01/2037	319	344
8.268% due 10/25/2045	2,121	2,178
Fannie Mae, TBA
2.500% due 08/01/2031	31,000	32,027
3.000% due 07/01/2031 - 07/01/2046	1,800	1,884
3.500% due 07/01/2031 - 08/01/2046	74,150	78,355
4.000% due 08/01/2046	8,500	9,104
4.500% due 05/01/2031 - 07/01/2046	6,200	6,701
5.000% due 07/01/2046	8,000	8,887
Freddie Mac
0.000% due 05/15/2033 (b)(d)	606	581
1.159% due 11/25/2022 (a)	7,693	412
1.167% due 01/25/2020 (a)	36,525	1,074
1.384% due 04/25/2021 (a)	23,246	1,164
1.479% due 11/25/2019 (a)	12,712	454
1.558% due 10/15/2037 (a)	198	11
1.780% due 07/25/2019	2,000	2,032
1.805% due 10/15/2037 (a)	4,335	297
1.809% due 05/15/2037 (a)	379	26
1.889% due 11/15/2036 (a)	1,280	89
1.900% due 10/15/2041 (a)	1,198	101
1.962% due 02/15/2038 (a)	1,002	69
2.097% due 08/15/2036 (a)	1,035	82
2.104% due 05/01/2019	1	1
2.500% due 01/01/2028 - 06/01/2043	8,050	8,145
2.500% due 01/15/2040 (a)	4,523	493
2.504% due 09/01/2034	3,318	3,506
2.555% due 11/01/2036	1,231	1,301
2.769% due 10/01/2039	5,762	6,063
3.000% due 02/15/2041 - 07/01/2043	5,194	5,348
3.000% due 12/15/2042 (a)	5,080	526

3.200% due 05/01/2031	8	8
3.378% due 11/01/2041	8,647	9,110
4.000% due 02/01/2019 - 03/01/2046	49,000	52,578
4.000% due 11/15/2042 (a)	2,778	476
4.500% due 02/01/2019 - 08/01/2040	800	857
5.000% due 07/01/2033 - 03/01/2041	911	966
5.500% due 09/01/2034 - 03/01/2041	639	703
6.000% due 08/01/2023	18	19
7.500% due 08/15/2029 (a)	6	1
10.821% due 10/15/2035	563	658
10.916% due 04/15/2044	207	212
11.049% due 05/15/2035	803	916
14.173% due 05/15/2041	5,260	6,455
Freddie Mac, TBA
3.000% due 08/01/2046	1,000	1,035
3.500% due 08/01/2046	3,000	3,159
Ginnie Mae
0.000% due 12/20/2032 - 12/20/2040 (b)(d)	1,023	942
0.000% due 10/16/2042 (a)	1,203	0
0.037% due 01/16/2044 (a)	7,585	3
0.125% due 01/16/2052 (a)	10,678	110
0.189% due 11/16/2051 (a)	16,797	188
0.642% due 01/16/2031 - 02/16/2032	283	284
0.655% due 04/16/2042 (a)	20,047	658
0.692% due 08/16/2032	35	35
0.699% due 11/16/2044 (a)	9,113	475
0.742% due 12/16/2026 - 08/16/2031	154	154
0.892% due 11/16/2029	303	304
0.936% due 01/20/2062 - 03/20/2065	3,892	3,888
0.942% due 05/16/2027	20	20
0.963% due 08/16/2040 (a)	9,743	382
0.992% due 04/16/2032	69	69
1.016% due 09/20/2062	1,813	1,810
1.021% due 08/16/2052 (a)	36,498	1,404
1.072% due 11/16/2043 (a)	23,694	1,107
1.116% due 08/20/2061 - 11/20/2065	11,295	11,234
1.130% due 02/20/2060	17,059	17,084
1.136% due 12/20/2061 - 10/20/2065	21,445	21,441
1.156% due 09/20/2063	4,143	4,158
1.186% due 10/20/2061 - 09/20/2065	9,104	9,103
1.236% due 05/20/2066	6,191	6,198
1.269% due 06/20/2066	1,200	1,194
1.552% due 03/20/2058	4,861	4,915
1.566% due 05/20/2061	2,901	2,951
1.646% due 05/20/2061	5,794	5,874
1.736% due 09/20/2063	2,635	2,706
1.750% due 06/20/2038	215	225
2.000% due 02/20/2030 - 01/20/2034	687	716
2.163% due 04/20/2061	5,913	6,184
2.500% due 09/20/2027 (a)	6,672	519
2.500% due 06/15/2043 - 08/15/2043	966	983
3.000% due 11/20/2026 - 01/15/2046	32,587	33,974
3.000% due 01/20/2029 (a)	4,279	387
3.150% due 11/15/2042 - 01/15/2043	1,163	1,220
3.500% due 09/15/2040 - 05/20/2046	122,921	130,796
3.750% due 06/20/2045 - 12/20/2045	5,050	5,397
4.000% due 12/20/2017 - 01/20/2046	71,931	76,780
4.000% due 10/20/2043 (a)	902	62
4.050% due 04/15/2040 - 12/15/2040	4,171	4,504
4.500% due 04/15/2030 - 05/20/2045	82,576	89,340
4.526% due 01/20/2031	16,637	17,965
4.875% due 08/15/2039 - 10/15/2040	901	998
5.000% due 12/20/2032 - 12/20/2045	26,855	29,503
5.250% due 08/20/2039	471	515
5.500% due 04/15/2025 - 04/20/2040	11,005	12,118
6.000% due 02/15/2029 - 11/20/2041	16,548	18,879
6.500% due 12/15/2023 - 10/20/2038	734	839
7.000% due 08/20/2031	1	1
7.500% due 12/15/2023 - 06/15/2032	199	242
8.000% due 09/15/2030	2	2
8.268% due 09/20/2045	4,404	4,586
Ginnie Mae, TBA
2.500% due 07/01/2046	2,000	2,042
3.000% due 07/01/2046 - 08/01/2046	161,200	168,219
3.500% due 07/01/2046 - 08/01/2046	230,000	243,929
4.000% due 07/01/2046 - 08/01/2046	91,300	97,681
4.500% due 07/01/2046 - 08/01/2046	26,000	28,002
5.000% due 07/01/2046	7,000	7,760

Total U.S. Government Agencies (Cost $1,436,783)		1,437,496

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Notes
1.250% due 06/30/2023	4,700	4,724
1.625% due 06/30/2020 (g)(i)	5,445	5,601
1.625% due 04/30/2023	19,700	20,150

Total U.S. Treasury Obligations (Cost $29,971)		30,475

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.1%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	379	385
Banc of America Funding Ltd.
0.699% due 10/03/2039	142	139
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/2035	2,272	2,285
Bear Stearns Structured Products, Inc. Trust
2.878% due 01/26/2036	3,159	2,480
Credit Suisse First Boston Mortgage Securities Corp.
1.054% due 03/25/2032	15	14
Credit Suisse Mortgage Capital Certificates
4.791% due 05/27/2053	1,746	1,919
La Hipotecaria Panamanian Mortgage Trust
3.008% due 11/24/2042	5,846	5,989
LB Commercial Mortgage Trust
5.517% due 07/15/2044	291	301
Merrill Lynch Mortgage Investors Trust
2.520% due 10/25/2035	457	435
Mortgage Equity Conversion Asset Trust
1.065% due 05/25/2042	27,475	24,109
1.170% due 02/25/2042	10,809	9,202
Structured Asset Mortgage Investments Trust
1.108% due 09/19/2032	42	40
UBS-Barclays Commercial Mortgage Trust
1.431% due 04/10/2046 (a)	27,900	1,737
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045	1,550	1,548
WaMu Commercial Mortgage Securities Trust
5.648% due 03/23/2045	447	450
Wells Fargo Commercial Mortgage Trust
2.199% due 10/15/2045 (a)	12,761	1,031

Total Non-Agency Mortgage-Backed Securities (Cost $50,151)		52,064

ASSET-BACKED SECURITIES 2.1%
Amortizing Residential Collateral Trust
1.033% due 07/25/2032	19	18
Centex Home Equity Loan Trust
0.753% due 01/25/2032	12	12
CIT Group Home Equity Loan Trust
0.993% due 06/25/2033	24	23
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,088	644
Denali Capital CLO Ltd.
0.865% due 01/22/2022	1,505	1,480
Duane Street CLO Ltd.
0.856% due 11/14/2021	196	193
Eastland CLO Ltd.
0.867% due 05/01/2022	1,905	1,893
Home Equity Asset Trust
1.053% due 11/25/2032	3	2
Massachusetts Educational Financing Authority
1.588% due 04/25/2038	1,587	1,567
Muir Grove CLO Ltd.
1.258% due 03/25/2020	1,788	1,779
South Carolina Student Loan Corp.
1.423% due 03/02/2020	4,460	4,451
1.673% due 09/03/2024	4,300	4,217
Symphony CLO Ltd.
0.883% due 07/18/2021	1,803	1,806

Total Asset-Backed Securities (Cost $18,434)		18,085

SHORT-TERM INSTRUMENTS 2.8%
REPURCHASE AGREEMENTS (e) 2.8%		24,050

U.S. TREASURY BILLS 0.0%
0.142% due 07/21/2016 (c)(d)(i)	43	43

Total Short-Term Instruments (Cost $24,093)		24,093

Total Investments in Securities (Cost $1,559,798)		1,562,573

	SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III	744,583	7,359

Total Short-Term Instruments (Cost $7,359)		7,359

Total Investments in Affiliates (Cost $7,359)		7,359

Total Investments 183.5% (Cost $1,567,157)		$1,569,932
Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $169)		(373)
Other Assets and Liabilities, net (83.5)%		(713,945)

Net Assets 100.0%		$855,614

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	(0.650)%	06/30/2016	07/01/2016	$12,353	U.S. Treasury Notes 1.625% due 05/15/2026	$(12,382)	$12,353	$12,353
	0.500	06/29/2016	07/06/2016	4,902	U.S. Treasury Notes 1.500% due 02/28/2023	(4,896)	4,902	4,902
	0.680	06/30/2016	07/01/2016	4,818	U.S. Treasury Notes 1.250% due 06/30/2023	(4,825)	4,818	4,818
SSB	0.010	06/30/2016	07/01/2016	1,977	U.S. Treasury Notes 0.750% due 12/31/2017	(2,020)	1,977	1,977

Total Repurchase Agreements						$(24,123)	$24,050	$24,050

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2016 was $(462) at a weighted average interest rate of 0.694%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	2.500%	07/01/2046	$2,000	$(1,993)	$(2,024)
Fannie Mae, TBA	3.000	07/01/2031	26,500	(27,711)	(27,787)
Fannie Mae, TBA	3.000	08/01/2031	3,000	(3,142)	(3,142)
Fannie Mae, TBA	3.000	07/01/2046	31,000	(31,983)	(32,172)
Fannie Mae, TBA	4.000	07/01/2031	3,000	(3,118)	(3,109)
Fannie Mae, TBA	4.500	07/01/2031	10,000	(10,255)	(10,253)
Fannie Mae, TBA	4.500	07/01/2046	11,700	(12,734)	(12,772)
Fannie Mae, TBA	4.500	08/01/2046	5,000	(5,453)	(5,455)
Freddie Mac, TBA	2.500	07/01/2046	7,000	(6,956)	(7,067)
Freddie Mac, TBA	4.000	07/01/2046	43,000	(45,940)	(46,024)
Ginnie Mae, TBA	3.500	07/01/2046	76,500	(80,516)	(81,232)
U.S. Treasury Notes	1.250	06/30/2023	4,800	(4,835)	(4,827)
U.S. Treasury Notes	1.500	02/28/2023	4,800	(4,780)	(4,872)
U.S. Treasury Notes	1.625	05/15/2026	12,200	(12,377)	(12,357)

Total Short Sales				$(251,793)	$(253,093)

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.717%	09/30/2022	$6,200	$(244)	$(244)	$3	$0
Receive	3-Month USD-LIBOR	2.400	06/30/2025	24,000	(2,462)	(2,609)	42	0
Pay	3-Month USD-LIBOR *	1.750	12/21/2026	7,600	199	(20)	0	(18)
Receive	3-Month USD-LIBOR	2.500	06/15/2046	3,250	(493)	(254)	36	0

					$(3,000)	$(3,127)	$81	$(18)

Total Swap Agreements					$(3,000)	$(3,127)	$81	$(18)

(1)	Unsettled variation margin asset of $5 and liability of $(7) for closed swap agreements is outstanding at period end.
*	This security has a forward starting effective date.

(g)	Securities with an aggregate market value of $759 and cash of $929 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016	$28,000	$56	$0
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016	75,000	94	0
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016	28,000	55	0
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	86,800	31	0
RYL	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016	60,000	171	0

							$407	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Ginnie Mae 3.500% due 07/01/2046	$75.000	07/07/2016	$100,000	$4	$0

Total Purchased Options					$411	$0

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae 3.500% due 07/01/2046	$104.844	07/07/2016	$9,000	$(20)	$(59)
	Call - OTC Fannie Mae 3.500% due 08/01/2046	105.313	08/04/2016	8,000	(11)	(24)
	Call - OTC Fannie Mae 4.000% due 07/01/2046	106.609	07/07/2016	9,000	(19)	(56)
FBF	Call - OTC Fannie Mae 3.000% due 07/01/2046	103.094	07/07/2016	1,500	(2)	(10)
	Call - OTC Fannie Mae 3.500% due 08/01/2046	104.813	08/04/2016	13,000	(46)	(85)
	Put - OTC Fannie Mae 3.500% due 08/01/2046	104.813	08/04/2016	13,000	(46)	(11)
	Call - OTC Fannie Mae 3.500% due 08/01/2046	104.938	08/04/2016	6,000	(22)	(33)
	Put - OTC Fannie Mae 3.500% due 08/01/2046	104.938	08/04/2016	6,000	(22)	(7)
JPM	Put - OTC Fannie Mae 3.000% due 07/01/2046	101.656	07/07/2016	5,500	(17)	0
	Call - OTC Fannie Mae 3.000% due 07/01/2046	102.391	07/07/2016	4,500	(15)	(62)
	Call - OTC Fannie Mae 3.000% due 07/01/2046	102.563	07/07/2016	2,500	(7)	(30)
	Call - OTC Fannie Mae 3.000% due 07/01/2046	102.922	07/07/2016	2,500	(8)	(21)
	Call - OTC Fannie Mae 3.000% due 07/01/2046	103.098	07/07/2016	4,000	(7)	(27)

					$(242)	$(425)

Total Written Options					$(242)	$(425)

Swap Agreements:

Total Return Swaps on Interest Rate Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized (Depreciation)	Asset	Liability
CBK	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$728	$(9)	$0	$(9)

Total Swap Agreements							$(9)	$0	$(9)

(i)	Securities with an aggregate market value of $87 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$360	$0	$360
U.S. Government Agencies	0	1,436,302	1,194	1,437,496
U.S. Treasury Obligations	0	30,475	0	30,475
Non-Agency Mortgage-Backed Securities	0	12,764	39,300	52,064
Asset-Backed Securities	0	18,085	0	18,085
Short-Term Instruments
Repurchase Agreements	0	24,050	0	24,050
U.S. Treasury Bills	0	43	0	43
	$0	$1,522,079	$40,494	$1,562,573

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,359	$0	$0	$7,359

Total Investments	$7,359	$1,522,079	$40,494	$1,569,932

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(231,037)	0	(231,037)
U.S. Treasury Obligations	0	(22,056)	0	(22,056)
	$0	$(253,093)	$0	$(253,093)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$81	$0	$81

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(18)	0	(18)
Over the counter	0	(434)	0	(434)

	$0	$(452)	$0	$(452)

Totals	$7,359	$1,268,615	$40,494	$1,316,468

There were no significant transfers between Levels 1, 2, and 3 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (1)
Investments in Securities, at Value
U.S. Government Agencies	$428	$1,196	$(2)	$0	$0	$(10)	$0	$(418)	$1,194	$(1)
Non-Agency Mortgage-Backed Securities	42,022	0	(3,393)	47	240	384	0	0	39,300	64

Totals	$42,450	$1,196	$(3,395)	$47	$240	$374	$0	$(418)	$40,494	$63

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$1,194	Proxy Pricing	Base Price	99.63
Non-Agency Mortgage-Backed Securities	5,989	Proxy Pricing	Base Price	102.13
	33,311	Third Party Vendor	Broker Quote	85.13 - 87.75

Total	$40,494

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Government Money Market Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 87.4%
SHORT-TERM INSTRUMENTS 87.4%
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (c) 15.3%		65,000

SHORT-TERM NOTES 2.1%
Federal Farm Credit Bank
0.460% due 12/19/2016	$8,700	$8,694

U.S. TREASURY BILLS 4.9%
0.274% due 09/22/2016 (a)(b)	21,000	20,987

TREASURY REPURCHASE AGREEMENTS (c) 65.1%		276,503

Total Short-Term Instruments (Cost $371,184)		371,184

Total Investments in Securities (Cost $371,184)		371,184

Total Investments 87.4% (Cost $371,184)		$371,184
Other Assets and Liabilities, net 12.6%		53,554

Net Assets 100.0%		$424,738

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
FAR	0.850%	06/30/2016	07/01/2016	$65,000	Freddie Mac 3.500% due 11/01/2045	$(67,113)	$65,000	$65,002
Treasury Repurchase Agreements
IND	0.790	06/30/2016	07/01/2016	65,000	U.S. Treasury Notes 3.750% due 11/15/2018	(66,402)	65,000	65,001
MBC	0.780	06/30/2016	07/01/2016	61,100	U.S. Treasury Notes 1.750% - 2.750% due 02/15/2019 - 09/30/2022	(63,099)	61,100	61,101
RDR	0.800	06/30/2016	07/01/2016	65,000	U.S. Treasury Notes 3.625% due 08/15/2019	(66,445)	65,000	65,001
SGY	0.680	06/30/2016	07/01/2016	55,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2017	(56,087)	55,000	55,001
SSB	0.010	06/30/2016	07/01/2016	403	U.S. Treasury Notes 3.125% due 05/15/2021	(414)	403	403
TDM	0.770	06/30/2016	07/01/2016	30,000	U.S. Treasury Bonds 2.875% due 08/15/2045	(30,949)	30,000	30,001

Total Repurchase Agreements						$(350,509)	$341,503	$341,510

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Short-Term Instruments
Government Agency Repurchase Agreements	$0	$65,000	$0	$65,000
Short-Term Notes	0	8,694	0	8,694
U.S. Treasury Bills	0	20,987	0	20,987
Treasury Repurchase Agreements	0	276,503	0	276,503

Total Investments	$0	$371,184	$0	$371,184

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.8%
BANK LOAN OBLIGATIONS 0.5%
Air Medical Group Holdings, Inc.
4.250% due 04/28/2022		$2,985	$2,925
AVSC Holdings Corp.
4.500% due 01/24/2021		14,924	14,775
CDRH Parent, Inc.
9.000% due 07/01/2022		2,000	1,785
CPG International, Inc.
4.750% due 09/30/2020		2,487	2,456
Gardner Denver, Inc.
4.250% due 07/30/2020		9,949	9,162
Getty Images, Inc.
4.750% due 10/18/2019		12,042	9,039
Immucor, Inc.
5.000% due 08/17/2018		4,974	4,684
Informatica Corp.
4.500% due 08/05/2022		4,975	4,858
Syniverse Holdings, Inc.
4.000% due 04/23/2019		3,790	2,861

Total Bank Loan Obligations (Cost $55,712)			52,545

CORPORATE BONDS & NOTES 91.1%
BANKING & FINANCE 9.5%
Abe Investment Holdings, Inc./Getty Images, Inc.
7.000% due 10/15/2020		10,000	4,750
AerCap Ireland Capital Ltd.
4.500% due 05/15/2021		35,000	35,945
4.625% due 10/30/2020		10,000	10,405
Aircastle Ltd.
5.000% due 04/01/2023		7,000	7,131
Ally Financial, Inc.
4.125% due 03/30/2020		17,000	17,085
4.250% due 04/15/2021		6,750	6,758
4.625% due 05/19/2022		3,000	3,030
4.625% due 03/30/2025 (h)		12,500	12,344
5.125% due 09/30/2024		20,000	20,600
6.250% due 12/01/2017		4,000	4,200
7.500% due 09/15/2020		23,000	25,702
8.000% due 03/15/2020		15,078	17,000
8.000% due 11/01/2031		5,738	6,756
Argos Merger Sub, Inc.
7.125% due 03/15/2023		40,900	42,178
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)	EUR	7,200	6,906
9.000% due 05/09/2018 (e)		$5,000	5,002
Bank of America Corp.
6.250% due 09/05/2024 (e)		10,000	10,169
Barclays Bank PLC
7.625% due 11/21/2022		3,000	3,234
Barclays PLC
6.625% due 09/15/2019 (e)		5,000	4,488
8.000% due 12/15/2020 (e)	EUR	10,000	10,399
8.250% due 12/15/2018 (e)		$10,000	9,819
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		32,000	31,368
7.625% due 03/30/2021 (e)		5,300	5,313
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (a)		11,468	3,956
CIT Group, Inc.
5.000% due 08/15/2022		25,000	25,500
5.000% due 08/01/2023		19,000	19,190
5.250% due 03/15/2018		5,000	5,164
5.375% due 05/15/2020		13,000	13,585
5.500% due 02/15/2019		20,000	20,975
Credit Agricole S.A.
6.625% due 09/23/2019 (e)		7,000	6,388
7.875% due 01/23/2024 (e)		46,300	44,448
8.125% due 12/23/2025 (e)		14,000	13,976
Credit Suisse Group AG
6.250% due 12/18/2024 (e)		20,000	18,911
7.500% due 12/11/2023 (e)		5,472	5,526
ESH Hospitality, Inc.
5.250% due 05/01/2025		25,075	24,542

Greystar Real Estate Partners LLC
8.250% due 12/01/2022		11,000	11,385
HUB International Ltd.
7.875% due 10/01/2021		10,000	9,625
ILFC E-Capital Trust
4.230% due 12/21/2065		13,500	10,733
International Lease Finance Corp.
6.250% due 05/15/2019		4,500	4,859
8.250% due 12/15/2020		7,100	8,421
Intesa Sanpaolo SpA
5.017% due 06/26/2024		13,000	11,967
5.710% due 01/15/2026		8,000	7,602
7.700% due 09/17/2025 (e)		5,000	4,319
iStar, Inc.
4.000% due 11/01/2017		1,000	988
5.000% due 07/01/2019		15,000	14,062
Jefferies Finance LLC
6.875% due 04/15/2022		10,000	8,650
7.375% due 04/01/2020		15,000	13,688
Lincoln Finance Ltd.
7.375% due 04/15/2021		5,400	5,609
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		3,000	4,099
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		60,150	58,947
7.625% due 06/27/2023 (e)	GBP	7,703	9,718
7.875% due 06/27/2029 (e)		3,800	4,799
MGP Escrow Issuer LLC
5.625% due 05/01/2024		$6,000	6,360
Navient Corp.
4.875% due 06/17/2019		16,250	15,722
5.000% due 10/26/2020		5,750	5,405
5.500% due 01/25/2023		5,000	4,406
5.625% due 08/01/2033		4,750	3,361
5.875% due 10/25/2024		13,500	11,610
6.125% due 03/25/2024		24,000	21,180
8.000% due 03/25/2020		9,750	9,988
8.450% due 06/15/2018		13,000	14,105
Nordea Bank AB
6.125% due 09/23/2024 (e)		8,000	7,590
OneMain Financial Holdings LLC
6.750% due 12/15/2019		6,000	5,873
7.250% due 12/15/2021		20,000	19,250
PHH Corp.
6.375% due 08/15/2021		11,250	9,928
Provident Funding Associates LP
6.750% due 06/15/2021		7,000	6,668
Quicken Loans, Inc.
5.750% due 05/01/2025		16,075	15,593
RHP Hotel Properties LP
5.000% due 04/15/2023		12,000	11,970
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		15,000	14,656
7.500% due 08/10/2020 (e)		4,000	3,690
7.648% due 09/30/2031 (e)		14,970	17,739
Societe Generale S.A.
6.000% due 01/27/2020 (e)		10,000	8,800
7.875% due 12/18/2023 (e)		17,000	15,810
Solera LLC
10.500% due 03/01/2024		5,000	5,272
Stearns Holdings LLC
9.375% due 08/15/2020		5,000	4,725
UniCredit SpA
8.000% due 06/03/2024 (e)		20,000	16,225
VEREIT Operating Partnership LP
3.000% due 02/06/2019		5,500	5,534
4.875% due 06/01/2026		5,250	5,401

			959,075

INDUSTRIALS 74.2%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022		5,000	4,875
6.500% due 03/01/2024		4,250	4,251
Accudyne Industries Borrower
7.750% due 12/15/2020		30,000	26,625
Activision Blizzard, Inc.
5.625% due 09/15/2021		10,000	10,500
6.125% due 09/15/2023		7,925	8,658
Actuant Corp.
5.625% due 06/15/2022		12,750	13,069
ADT Corp.
3.500% due 07/15/2022		30,000	27,637
4.125% due 06/15/2023		22,000	20,707
6.250% due 10/15/2021		15,000	16,102

AECOM
5.750% due 10/15/2022	5,425	5,561
5.875% due 10/15/2024	9,250	9,527
Air Medical Merger Sub Corp.
6.375% due 05/15/2023	20,000	19,100
Albea Beauty Holdings S.A.
8.375% due 11/01/2019	10,000	10,550
Alcoa, Inc.
5.125% due 10/01/2024 (h)	22,500	22,556
Alere, Inc.
6.375% due 07/01/2023	3,000	3,143
Aleris International, Inc.
7.875% due 11/01/2020	16,000	14,240
9.500% due 04/01/2021	10,100	10,403
Allegion PLC
5.875% due 09/15/2023	5,925	6,310
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021	5,000	5,238
Alliance Data Systems Corp.
5.375% due 08/01/2022	18,000	17,325
Altice Financing S.A.
6.500% due 01/15/2022	19,000	19,261
6.625% due 02/15/2023	29,500	29,076
7.500% due 05/15/2026	3,000	2,955
Altice Finco S.A.
7.625% due 02/15/2025	13,250	12,173
Altice Luxembourg S.A.
7.625% due 02/15/2025 (h)	20,000	19,600
7.750% due 05/15/2022	38,000	38,522
Altice U.S. Finance Corp.
5.500% due 05/15/2026	8,500	8,521
AMC Networks, Inc.
4.750% due 12/15/2022	10,000	9,962
5.000% due 04/01/2024	15,925	15,823
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021	17,860	18,530
5.750% due 12/15/2023	6,250	6,484
Amsted Industries, Inc.
5.000% due 03/15/2022	5,000	5,025
5.375% due 09/15/2024	16,000	15,760
Anglo American Capital PLC
4.125% due 04/15/2021	7,000	6,668
4.450% due 09/27/2020	17,000	16,702
Anixter, Inc.
5.125% due 10/01/2021	3,000	3,060
5.500% due 03/01/2023	6,700	6,842
Antero Resources Corp.
5.125% due 12/01/2022	17,000	16,405
5.375% due 11/01/2021	14,000	13,790
6.000% due 12/01/2020	4,250	4,317
Aramark Services, Inc.
4.750% due 06/01/2026	6,450	6,337
Ardagh Packaging Finance PLC
7.000% due 11/15/2020	2,118	2,086
7.250% due 05/15/2024	9,400	9,641
Ashland, Inc.
4.750% due 08/15/2022	20,000	20,125
6.875% due 05/15/2043	12,500	12,562
Associated Materials LLC
9.125% due 11/01/2017	22,500	20,137
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021	7,500	7,922
Axiall Corp.
4.875% due 05/15/2023	9,500	9,797
B&G Foods, Inc.
4.625% due 06/01/2021	16,000	16,080
Ball Corp.
4.000% due 11/15/2023	3,000	2,966
5.250% due 07/01/2025	10,250	10,724
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023	14,450	15,209
Belden, Inc.
5.250% due 07/15/2024	4,000	3,890
5.500% due 09/01/2022	12,500	12,656
Berry Plastics Corp.
5.125% due 07/15/2023	7,000	7,018
5.500% due 05/15/2022	5,000	5,131
6.000% due 10/15/2022	7,750	8,050
Blue Coat Holdings, Inc.
8.375% due 06/01/2023	10,000	11,350
BMC Software Finance, Inc.
8.125% due 07/15/2021	20,000	15,100
Bombardier, Inc.
4.750% due 04/15/2019	6,750	6,480
5.500% due 09/15/2018	14,000	13,930
5.750% due 03/15/2022	3,000	2,565
7.500% due 03/15/2025	17,050	14,833

Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)		5,000	4,250
Boyd Gaming Corp.
6.375% due 04/01/2026		12,000	12,600
6.875% due 05/15/2023		13,750	14,712
Burger King Worldwide, Inc.
4.625% due 01/15/2022		10,000	10,175
6.000% due 04/01/2022		22,000	22,873
Cable One, Inc.
5.750% due 06/15/2022		7,500	7,706
Cablevision Systems Corp.
5.875% due 09/15/2022		5,000	4,500
8.000% due 04/15/2020		3,000	3,083
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/2020		14,000	14,105
CalAtlantic Group, Inc.
5.250% due 06/01/2026		7,000	6,808
5.375% due 10/01/2022		9,000	9,202
6.625% due 05/01/2020		2,500	2,756
California Resources Corp.
8.000% due 12/15/2022		23,000	16,359
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (a)		25,140	25,203
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023 (h)		12,000	11,610
Cascades, Inc.
5.500% due 07/15/2022		7,250	7,078
Case New Holland Industrial, Inc.
7.875% due 12/01/2017		14,000	15,120
Casella Waste Systems, Inc.
7.750% due 02/15/2019		2,897	2,959
CCO Holdings LLC
5.125% due 02/15/2023		25,000	25,375
5.125% due 05/01/2023		8,000	8,100
5.250% due 03/15/2021		4,000	4,147
5.250% due 09/30/2022		20,000	20,575
5.375% due 05/01/2025		12,000	12,210
5.500% due 05/01/2026		15,625	15,898
5.750% due 09/01/2023		7,500	7,744
5.750% due 01/15/2024		10,630	11,214
5.750% due 02/15/2026		20,150	20,805
5.875% due 04/01/2024		32,400	33,858
5.875% due 05/01/2027		10,000	10,350
Cenovus Energy, Inc.
3.000% due 08/15/2022		10,000	9,142
6.750% due 11/15/2039		1,750	1,844
Centene Corp.
5.625% due 02/15/2021		7,500	7,838
6.125% due 02/15/2024		7,750	8,259
Central Garden & Pet Co.
6.125% due 11/15/2023		7,500	7,838
Cequel Communications Holdings LLC
5.125% due 12/15/2021		24,000	22,980
6.375% due 09/15/2020		10,000	10,150
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	16,000	18,907
CHC Helicopter S.A.
9.250% due 10/15/2020 ^		$13,725	6,176
Chemours Co.
6.625% due 05/15/2023 (h)		22,075	18,874
7.000% due 05/15/2025		12,000	10,125
Chemtura Corp.
5.750% due 07/15/2021		10,000	10,150
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024		10,700	11,001
Chesapeake Energy Corp.
8.000% due 12/15/2022		22,000	18,755
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		40,500	39,989
7.625% due 03/15/2020		19,875	18,606
Clearwater Paper Corp.
4.500% due 02/01/2023		10,000	9,762
5.375% due 02/01/2025		6,000	6,015
CNH Industrial Capital LLC
3.375% due 07/15/2019		10,000	9,825
4.375% due 11/06/2020		5,000	5,063
4.875% due 04/01/2021		7,500	7,650
Cogent Communications Group, Inc.
5.375% due 03/01/2022		8,500	8,564
Columbus International, Inc.
7.375% due 03/30/2021		10,000	10,597
CommScope Holding Co., Inc. (6.625% Cash or 7.375% PIK)
6.625% due 06/01/2020 (a)		1,654	1,711
CommScope Technologies Finance LLC
6.000% due 06/15/2025		9,500	9,785

CommScope, Inc.
5.000% due 06/15/2021		9,500	9,740
5.500% due 06/15/2024		15,000	15,281
Community Health Systems, Inc.
5.125% due 08/15/2018		352	359
5.125% due 08/01/2021		19,250	19,202
6.875% due 02/01/2022		38,250	33,660
7.125% due 07/15/2020		17,050	15,892
Concho Resources, Inc.
5.500% due 10/01/2022		10,000	10,100
5.500% due 04/01/2023		8,500	8,564
6.500% due 01/15/2022		21,750	22,375
Concordia International Corp.
7.000% due 04/15/2023		15,000	12,862
9.500% due 10/21/2022		5,000	4,688
CONSOL Energy, Inc.
5.875% due 04/15/2022		10,000	8,788
Constellation Brands, Inc.
4.250% due 05/01/2023		5,000	5,225
4.750% due 12/01/2025		5,000	5,294
6.000% due 05/01/2022		10,000	11,300
Constellium NV
5.750% due 05/15/2024		7,150	5,666
Continental Airlines Pass-Through Trust
7.566% due 09/15/2021		31	32
Continental Resources, Inc.
3.800% due 06/01/2024		20,000	17,550
4.500% due 04/15/2023		30,850	28,922
4.900% due 06/01/2044		4,000	3,320
5.000% due 09/15/2022		17,000	16,654
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (a)		32,500	31,931
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		22,000	22,495
10.875% due 12/15/2018	EUR	3,900	4,473
CPG Merger Sub LLC
8.000% due 10/01/2021		$17,000	17,085
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		83,000	69,097
Crown Americas LLC
4.500% due 01/15/2023		11,000	11,275
CSC Holdings LLC
5.250% due 06/01/2024		10,000	9,100
6.750% due 11/15/2021		20,000	20,450
8.625% due 02/15/2019		6,000	6,615
CST Brands, Inc.
5.000% due 05/01/2023		10,000	10,200
Darling Ingredients, Inc.
5.375% due 01/15/2022		15,000	15,553
DaVita HealthCare Partners, Inc.
5.000% due 05/01/2025		33,000	32,794
5.125% due 07/15/2024		25,000	25,324
5.750% due 08/15/2022		5,000	5,250
Dean Foods Co.
6.500% due 03/15/2023		10,000	10,350
Dell, Inc.
5.400% due 09/10/2040		4,450	3,338
6.500% due 04/15/2038		2,975	2,499
7.100% due 04/15/2028		1,405	1,384
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020		11,000	11,566
Diamond 1 Finance Corp.
5.875% due 06/15/2021		3,525	3,616
7.125% due 06/15/2024		3,000	3,138
Digicel Group Ltd.
7.125% due 04/01/2022		21,000	15,724
8.250% due 09/30/2020		27,100	22,764
Digicel Ltd.
6.000% due 04/15/2021		1,500	1,301
7.000% due 02/15/2020		3,000	2,805
DISH DBS Corp.
5.000% due 03/15/2023		16,750	15,284
5.125% due 05/01/2020		8,000	8,180
5.875% due 07/15/2022		24,000	23,400
5.875% due 11/15/2024		17,500	16,406
6.750% due 06/01/2021		15,000	15,581
7.750% due 07/01/2026		9,000	9,315
7.875% due 09/01/2019		5,000	5,525
DJO Finance LLC
10.750% due 04/15/2020		7,000	5,705
DJO Finco, Inc.
8.125% due 06/15/2021		17,000	14,790
Dollar Tree, Inc.
5.250% due 03/01/2020		5,250	5,434
5.750% due 03/01/2023		18,175	19,402

DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	15,000	13,856
Dynegy, Inc.
6.750% due 11/01/2019	20,000	20,150
7.375% due 11/01/2022	11,575	11,228
7.625% due 11/01/2024	17,000	16,384
Eagle Spinco, Inc.
4.625% due 02/15/2021	25,000	25,687
Eldorado Resorts, Inc.
7.000% due 08/01/2023	8,350	8,705
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024	8,450	8,704
Endo Finance LLC
5.750% due 01/15/2022	30,000	27,222
5.875% due 01/15/2023	26,365	23,003
6.000% due 07/15/2023	28,350	25,090
6.000% due 02/01/2025	33,000	28,792
7.750% due 01/15/2022	1,730	1,613
Energizer Holdings, Inc.
5.500% due 06/15/2025	24,000	23,940
Energy Transfer Equity LP
5.875% due 01/15/2024	9,500	9,286
7.500% due 10/15/2020	21,425	22,818
EnPro Industries, Inc.
5.875% due 09/15/2022	14,850	14,998
Ensemble S Merger Sub, Inc.
9.000% due 09/30/2023	7,000	6,939
Envision Healthcare Corp.
5.125% due 07/01/2022	15,000	15,297
Equinix, Inc.
5.875% due 01/15/2026	4,000	4,180
Era Group, Inc.
7.750% due 12/15/2022	6,000	5,115
First Data Corp.
5.000% due 01/15/2024	37,000	37,231
5.375% due 08/15/2023	7,750	7,899
5.750% due 01/15/2024	32,000	31,840
6.750% due 11/01/2020	8,000	8,376
7.000% due 12/01/2023	29,800	30,359
First Quality Finance Co., Inc.
4.625% due 05/15/2021	20,000	19,000
First Quantum Minerals Ltd.
6.750% due 02/15/2020	11,000	9,240
7.000% due 02/15/2021	10,000	8,088
7.250% due 05/15/2022	7,000	5,443
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	9,098	8,689
Freeport-McMoRan, Inc.
2.300% due 11/14/2017	7,500	7,406
2.375% due 03/15/2018	21,250	20,931
3.100% due 03/15/2020	10,000	9,500
3.550% due 03/01/2022	25,100	22,213
3.875% due 03/15/2023	10,000	8,800
4.000% due 11/14/2021	25,500	23,383
5.400% due 11/14/2034	10,000	8,000
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	3,000	3,098
4.750% due 10/15/2024	5,000	5,225
5.625% due 07/31/2019	1,500	1,632
5.875% due 01/31/2022	10,000	11,012
Fresh Market, Inc.
9.750% due 05/01/2023	6,000	5,651
FTS International, Inc.
6.250% due 05/01/2022	7,500	2,963
Gardner Denver, Inc.
6.875% due 08/15/2021	80,000	73,000
Gates Global LLC
6.000% due 07/15/2022	40,000	35,200
GCP Applied Technologies, Inc.
9.500% due 02/01/2023	20,000	22,400
General Cable Corp.
5.750% due 10/01/2022	13,000	12,025
Geo Group, Inc.
5.125% due 04/01/2023	3,500	3,430
6.000% due 04/15/2026	7,500	7,594
GLP Capital LP
4.375% due 04/15/2021	1,100	1,136
5.375% due 11/01/2023	10,000	10,487
5.375% due 04/15/2026	6,000	6,225
Graphic Packaging International, Inc.
4.875% due 11/15/2022	5,000	5,213
Gray Television, Inc.
5.875% due 07/15/2026	5,000	5,050
Griffon Corp.
5.250% due 03/01/2022	14,500	14,373

Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	18,684	19,104
Gulfport Energy Corp.
6.625% due 05/01/2023	12,000	11,880
7.750% due 11/01/2020	10,000	10,325
H&E Equipment Services, Inc.
7.000% due 09/01/2022	5,000	5,200
Halyard Health, Inc.
6.250% due 10/15/2022	3,750	3,675
Hanesbrands, Inc.
4.625% due 05/15/2024	7,000	7,053
4.875% due 05/15/2026	9,250	9,330
HCA Holdings, Inc.
6.250% due 02/15/2021	13,500	14,512
HCA, Inc.
4.750% due 05/01/2023	27,000	27,742
5.000% due 03/15/2024	20,000	20,750
5.250% due 04/15/2025	10,000	10,475
5.250% due 06/15/2026	34,000	35,360
5.375% due 02/01/2025	8,900	9,145
5.875% due 03/15/2022	12,000	13,080
5.875% due 05/01/2023	30,000	32,062
7.500% due 02/15/2022	40,750	46,435
8.000% due 10/01/2018	4,000	4,470
8.360% due 04/15/2024	3,000	3,405
HD Supply, Inc.
5.250% due 12/15/2021	16,500	17,361
5.750% due 04/15/2024	14,075	14,673
7.500% due 07/15/2020	40,000	41,996
Hearthside Group Holdings LLC
6.500% due 05/01/2022	24,000	20,460
Herc Spinoff Escrow Issuer LLC
7.500% due 06/01/2022	4,000	3,940
Hertz Corp.
5.875% due 10/15/2020	12,500	12,875
6.250% due 10/15/2022	7,500	7,763
6.750% due 04/15/2019	2,000	2,042
7.375% due 01/15/2021	10,000	10,375
7.500% due 10/15/2018	3,000	3,064
Hexion, Inc.
6.625% due 04/15/2020	20,000	16,826
Hill-Rom Holdings, Inc.
5.750% due 09/01/2023	4,425	4,547
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	20,000	20,714
Hologic, Inc.
5.250% due 07/15/2022	5,450	5,716
Horizon Pharma Financing, Inc.
6.625% due 05/01/2023 (h)	7,550	7,059
Hughes Satellite Systems Corp.
7.625% due 06/15/2021	10,000	10,799
Huntington Ingalls Industries, Inc.
5.000% due 12/15/2021	5,500	5,775
5.000% due 11/15/2025	14,000	14,822
Huntsman International LLC
4.875% due 11/15/2020	10,000	10,100
5.125% due 11/15/2022	13,500	13,432
iHeartCommunications, Inc.
9.000% due 03/01/2021	15,000	10,631
IHS, Inc.
5.000% due 11/01/2022	5,000	5,188
Immucor, Inc.
11.125% due 08/15/2019	17,200	15,738
IMS Health, Inc.
6.000% due 11/01/2020	5,000	5,100
INEOS Group Holdings S.A.
6.125% due 08/15/2018	15,000	15,150
Informatica LLC
7.125% due 07/15/2023	13,750	13,097
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	25,000	15,937
7.250% due 10/15/2020	8,000	5,740
7.500% due 04/01/2021	10,000	6,950
8.000% due 02/15/2024	8,625	8,539
International Game Technology PLC
6.250% due 02/15/2022	15,000	15,447
6.500% due 02/15/2025	17,000	17,212
Jaguar Holding Co.
6.375% due 08/01/2023	30,000	30,750
KB Home
7.000% due 12/15/2021	650	657
8.000% due 03/15/2020	1,300	1,398
KFC Holding Co.
5.000% due 06/01/2024	7,125	7,321
5.250% due 06/01/2026	11,075	11,380

Kinetic Concepts, Inc.
7.875% due 02/15/2021	9,025	9,617
10.500% due 11/01/2018	33,625	33,709
12.500% due 11/01/2019	10,000	9,475
KLX, Inc.
5.875% due 12/01/2022	33,375	32,874
L Brands, Inc.
5.625% due 02/15/2022	10,000	10,772
6.625% due 04/01/2021	10,000	11,300
Lamar Media Corp.
5.000% due 05/01/2023	8,000	8,280
5.750% due 02/01/2026	7,000	7,302
5.875% due 02/01/2022	5,000	5,225
Land O’ Lakes, Inc.
6.000% due 11/15/2022	13,950	14,857
Laredo Petroleum, Inc.
5.625% due 01/15/2022	2,000	1,880
6.250% due 03/15/2023	2,000	1,910
7.375% due 05/01/2022	15,000	15,112
Lennar Corp.
4.750% due 04/01/2021	5,000	5,225
Level 3 Financing, Inc.
5.125% due 05/01/2023	7,000	6,965
5.250% due 03/15/2026	13,750	13,509
5.375% due 01/15/2024	6,000	6,053
5.375% due 05/01/2025	10,000	9,962
LifePoint Health, Inc.
5.375% due 05/01/2024	5,000	5,025
5.500% due 12/01/2021	12,000	12,540
LIN Television Corp.
5.875% due 11/15/2022	10,000	10,100
Live Nation Entertainment, Inc.
5.375% due 06/15/2022	3,000	3,098
7.000% due 09/01/2020	9,250	9,635
LKQ Corp.
4.750% due 05/15/2023	15,000	14,812
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	35,000	28,700
4.875% due 04/15/2020	9,275	8,997
5.500% due 04/15/2025	5,450	4,889
5.625% due 10/15/2023	5,000	4,681
5.750% due 08/01/2022	25,000	23,922
Manitowoc Foodservice, Inc.
9.500% due 02/15/2024	10,000	11,200
Masonite International Corp.
5.625% due 03/15/2023	14,300	14,908
Matador Resources Co.
6.875% due 04/15/2023	5,150	5,279
Match Group, Inc.
6.375% due 06/01/2024	5,000	5,225
MCE Finance Ltd.
5.000% due 02/15/2021	17,500	17,404
McGraw-Hill Global Education Holdings LLC
7.875% due 05/15/2024	7,400	7,678
MDC Partners, Inc.
6.500% due 05/01/2024	12,000	11,970
MEDNAX, Inc.
5.250% due 12/01/2023	5,000	5,075
Men’s Wearhouse, Inc.
7.000% due 07/01/2022	7,000	5,915
MGM Resorts International
5.250% due 03/31/2020	10,000	10,525
6.000% due 03/15/2023 (h)	15,000	15,862
6.625% due 12/15/2021	36,675	40,067
6.750% due 10/01/2020	19,000	20,852
7.750% due 03/15/2022	26,000	29,477
8.625% due 02/01/2019	5,000	5,640
Midas Intermediate Holdco LLC
7.875% due 10/01/2022	8,000	7,680
Moog, Inc.
5.250% due 12/01/2022	11,200	11,396
MPH Acquisition Holdings LLC
7.125% due 06/01/2024	5,750	6,052
MPLX LP
4.875% due 12/01/2024	5,000	4,881
4.875% due 06/01/2025	7,500	7,346
5.500% due 02/15/2023	10,000	10,170
MSCI, Inc.
5.250% due 11/15/2024	7,500	7,706
5.750% due 08/15/2025	10,000	10,425
Multi-Color Corp.
6.125% due 12/01/2022	9,000	9,247
Murphy Oil USA, Inc.
6.000% due 08/15/2023	12,750	13,260
NBTY, Inc.
7.625% due 05/15/2021	17,000	17,064

NCR Corp.
4.625% due 02/15/2021		6,000	5,963
5.000% due 07/15/2022		10,625	10,466
6.375% due 12/15/2023		15,500	15,887
Neptune Finco Corp.
6.625% due 10/15/2025		10,000	10,550
10.125% due 01/15/2023		5,000	5,613
NeuStar, Inc.
4.500% due 01/15/2023		6,000	5,310
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	10,000	12,305
Newfield Exploration Co.
5.375% due 01/01/2026		$6,000	5,865
5.625% due 07/01/2024		15,050	15,125
5.750% due 01/30/2022		18,750	19,078
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021		6,250	6,344
Nielsen Finance LLC
4.500% due 10/01/2020		5,000	5,113
5.000% due 04/15/2022		6,000	6,143
Noble Holding International Ltd.
3.950% due 03/15/2022		5,500	3,843
4.625% due 03/01/2021		11,000	8,938
4.900% due 08/01/2020		3,000	2,540
Nokia OYJ
5.375% due 05/15/2019		6,250	6,711
Novasep Holding S.A.S.
8.000% due 12/15/2016		8,070	7,424
Novelis, Inc.
8.375% due 12/15/2017		10,950	11,203
8.750% due 12/15/2020		23,500	24,509
Numericable SFR S.A.
6.000% due 05/15/2022		43,000	41,979
6.250% due 05/15/2024		42,550	40,848
7.375% due 05/01/2026		17,000	16,830
NXP BV
4.125% due 06/15/2020		6,000	6,090
4.125% due 06/01/2021		7,250	7,377
4.625% due 06/01/2023		8,250	8,415
5.750% due 03/15/2023		20,000	20,950
Oasis Petroleum, Inc.
6.500% due 11/01/2021		10,000	9,175
6.875% due 03/15/2022		10,063	9,359
6.875% due 01/15/2023		4,000	3,660
Open Text Corp.
5.875% due 06/01/2026		12,000	12,090
Oshkosh Corp.
5.375% due 03/01/2025		5,675	5,859
Outfront Media Capital LLC
5.250% due 02/15/2022		4,000	4,075
5.625% due 02/15/2024		7,000	7,236
5.875% due 03/15/2025		4,000	4,135
Pactiv LLC
7.950% due 12/15/2025		10,972	11,438
Party City Holdings, Inc.
6.125% due 08/15/2023		12,000	12,480
Penske Automotive Group, Inc.
5.500% due 05/15/2026		6,000	5,715
Performance Food Group, Inc.
5.500% due 06/01/2024		4,900	4,998
Perstorp Holding AB
8.750% due 05/15/2017		20,000	20,005
11.000% due 08/15/2017		16,000	15,360
Pilgrim’s Pride Corp.
5.750% due 03/15/2025		14,000	14,035
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024		6,025	6,025
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		17,500	17,828
5.875% due 01/15/2024		5,000	5,256
Pinnacle Operating Corp.
9.000% due 11/15/2020		1,300	1,099
Platform Specialty Products Corp.
6.500% due 02/01/2022		35,575	31,484
10.375% due 05/01/2021		2,000	2,020
Ply Gem Industries, Inc.
6.500% due 02/01/2022		33,000	32,587
Post Holdings, Inc.
6.000% due 12/15/2022		20,250	20,832
6.750% due 12/01/2021		15,000	15,900
7.375% due 02/15/2022		10,000	10,550
7.750% due 03/15/2024		5,750	6,332
8.000% due 07/15/2025		7,600	8,465
PQ Corp.
6.750% due 11/15/2022		5,825	6,073

PRA Holdings, Inc.
9.500% due 10/01/2023		8,755	9,762
Precision Drilling Corp.
6.625% due 11/15/2020		7,000	6,440
Prestige Brands, Inc.
5.375% due 12/15/2021		17,000	17,340
6.375% due 03/01/2024		17,682	18,433
Prime Security One MS, Inc.
4.875% due 07/15/2032		12,650	9,788
Prime Security Services Borrower LLC
9.250% due 05/15/2023		21,850	23,216
PSPC Escrow Corp.
6.000% due 02/01/2023	EUR	7,000	6,630
PTC, Inc.
6.000% due 05/15/2024		$7,850	8,144
PulteGroup, Inc.
4.250% due 03/01/2021		2,000	2,072
5.500% due 03/01/2026		2,000	2,060
PVH Corp.
4.500% due 12/15/2022		14,000	14,262
Qorvo, Inc.
6.750% due 12/01/2023		9,000	9,382
7.000% due 12/01/2025		7,500	7,950
Qualitytech LP
5.875% due 08/01/2022		13,950	14,212
Quintiles Transnational Corp.
4.875% due 05/15/2023		12,000	12,240
Quorum Health Corp.
11.625% due 04/15/2023		11,750	11,926
Range Resources Corp.
5.000% due 08/15/2022		12,000	11,370
5.000% due 03/15/2023		10,000	9,425
5.750% due 06/01/2021		10,000	9,825
Regency Energy Partners LP
4.500% due 11/01/2023		7,500	7,336
5.500% due 04/15/2023		15,000	15,149
5.875% due 03/01/2022		5,000	5,316
RegionalCare Hospital Partners Holdings, Inc.
8.250% due 05/01/2023		12,500	12,844
Rex Energy Corp.
1.000% due 10/01/2020		5,000	1,125
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023		16,050	16,271
5.750% due 10/15/2020		21,000	21,744
6.875% due 02/15/2021		12,510	12,885
8.250% due 02/15/2021		20,000	20,926
Rice Energy, Inc.
6.250% due 05/01/2022		6,750	6,733
7.250% due 05/01/2023		3,000	3,060
Rite Aid Corp.
6.125% due 04/01/2023		16,000	17,178
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		3,943	4,044
Rockies Express Pipeline LLC
5.625% due 04/15/2020		12,000	12,090
6.000% due 01/15/2019		13,750	14,059
6.850% due 07/15/2018		8,000	8,340
6.875% due 04/15/2040		5,000	4,788
Rowan Cos., Inc.
4.750% due 01/15/2024		12,000	9,765
4.875% due 06/01/2022		6,000	5,257
5.400% due 12/01/2042		2,000	1,324
5.850% due 01/15/2044		2,500	1,680
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		4,250	4,314
5.625% due 04/15/2023		31,000	31,271
5.750% due 05/15/2024		36,000	35,910
5.875% due 06/30/2026		11,025	11,025
Sabre GLBL, Inc.
5.250% due 11/15/2023		12,250	12,526
5.375% due 04/15/2023		2,850	2,928
SAExploration Holdings, Inc.
10.000% due 07/15/2019 ^		4,000	1,860
Sally Holdings LLC
5.750% due 06/01/2022		5,000	5,206
SBA Communications Corp.
4.875% due 07/15/2022		10,000	9,962
SBA Telecommunications, Inc.
5.750% due 07/15/2020		11,000	11,357
Schaeffler Finance BV
4.250% due 05/15/2021		20,000	20,375
4.750% due 05/15/2021		10,000	10,262
4.750% due 05/15/2023		12,500	12,750
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (a)		12,350	12,875

Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (a)		20,241	22,367
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (a)		7,800	7,976
Scientific Games International, Inc.
6.250% due 09/01/2020		17,600	11,220
7.000% due 01/01/2022		9,000	9,090
10.000% due 12/01/2022		12,000	9,810
Sealed Air Corp.
4.875% due 12/01/2022		3,250	3,356
5.125% due 12/01/2024		10,000	10,312
5.250% due 04/01/2023		10,000	10,400
5.500% due 09/15/2025		2,000	2,088
6.875% due 07/15/2033		6,710	7,146
Select Medical Corp.
6.375% due 06/01/2021		12,000	11,580
Sensata Technologies BV
4.875% due 10/15/2023		12,000	12,045
5.000% due 10/01/2025		6,135	6,193
5.625% due 11/01/2024		5,250	5,470
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		21,000	21,840
Serta Simmons Bedding LLC
8.125% due 10/01/2020		10,000	10,275
ServiceMaster Co. LLC
7.250% due 03/01/2038		2,000	1,945
SIG Combibloc Holdings S.C.A.
7.750% due 02/15/2023	EUR	17,000	19,931
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		$30,000	28,837
Sinclair Television Group, Inc.
5.375% due 04/01/2021		5,000	5,169
5.625% due 08/01/2024		5,000	5,131
5.875% due 03/15/2026		6,750	6,902
6.125% due 10/01/2022		7,000	7,280
Sirius XM Radio, Inc.
5.375% due 04/15/2025		15,000	14,972
Smithfield Foods, Inc.
6.625% due 08/15/2022		20,000	21,044
7.750% due 07/01/2017		4,000	4,230
Southwestern Energy Co.
3.300% due 01/23/2018		1,250	1,284
4.050% due 01/23/2020		12,500	12,281
4.100% due 03/15/2022		5,000	4,488
7.500% due 02/01/2018		3,500	3,736
Spectrum Brands, Inc.
5.750% due 07/15/2025		15,000	15,694
6.125% due 12/15/2024		8,000	8,480
6.375% due 11/15/2020		5,000	5,231
6.625% due 11/15/2022		20,750	22,125
Springs Industries, Inc.
6.250% due 06/01/2021		23,000	23,345
SPX FLOW, Inc.
6.875% due 09/01/2017		6,000	6,278
Standard Industries, Inc.
5.375% due 11/15/2024		29,250	29,908
6.000% due 10/15/2025		12,000	12,600
Steel Dynamics, Inc.
5.125% due 10/01/2021		10,725	11,007
5.500% due 10/01/2024		3,500	3,588
6.125% due 08/15/2019		6,000	6,214
6.375% due 08/15/2022		6,000	6,330
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023		10,750	10,911
Studio City Finance Ltd.
8.500% due 12/01/2020		10,000	10,150
Suburban Propane Partners LP
5.750% due 03/01/2025		7,500	7,406
Sun Products Corp.
7.750% due 03/15/2021		23,170	24,068
Sunoco LP
5.500% due 08/01/2020		4,750	4,697
6.250% due 04/15/2021		5,000	5,022
Syniverse Holdings, Inc.
9.125% due 01/15/2019		13,125	6,497
T-Mobile USA, Inc.
6.250% due 04/01/2021		26,000	27,219
6.375% due 03/01/2025		20,000	20,975
6.500% due 01/15/2026		20,500	21,704
6.625% due 04/01/2023		29,000	30,765
6.731% due 04/28/2022		10,000	10,553
6.836% due 04/28/2023		11,900	12,614
Teck Resources Ltd.
3.000% due 03/01/2019		2,620	2,476
3.750% due 02/01/2023		5,000	3,819
4.500% due 01/15/2021		23,000	20,125

4.750% due 01/15/2022		5,000	4,250
8.000% due 06/01/2021		4,525	4,672
8.500% due 06/01/2024		2,350	2,444
TEGNA, Inc.
4.875% due 09/15/2021		3,500	3,596
5.500% due 09/15/2024		10,750	11,113
Teine Energy Ltd.
6.875% due 09/30/2022		5,500	5,418
Teleflex, Inc.
4.875% due 06/01/2026		5,850	5,909
5.250% due 06/15/2024		5,000	5,075
Tempur Sealy International, Inc.
5.500% due 06/15/2026		6,125	6,033
5.625% due 10/15/2023		11,300	11,695
Tenet Healthcare Corp.
4.375% due 10/01/2021		10,000	10,000
4.500% due 04/01/2021		15,000	15,150
5.000% due 03/01/2019		30,000	29,175
5.500% due 03/01/2019		75	74
6.000% due 10/01/2020		6,000	6,360
6.750% due 06/15/2023		12,500	12,016
8.000% due 08/01/2020		5,000	5,131
8.125% due 04/01/2022		16,000	16,477
Terex Corp.
6.000% due 05/15/2021		18,000	18,112
6.500% due 04/01/2020		2,000	2,028
Tesoro Logistics LP
5.500% due 10/15/2019		7,000	7,350
5.875% due 10/01/2020		4,610	4,748
6.125% due 10/15/2021		250	260
6.250% due 10/15/2022		15,000	15,712
Time, Inc.
5.750% due 04/15/2022		11,000	10,381
TransDigm, Inc.
5.500% due 10/15/2020		10,000	10,225
6.000% due 07/15/2022		18,250	18,436
6.375% due 06/15/2026		17,000	16,979
6.500% due 07/15/2024		31,200	31,512
7.500% due 07/15/2021		2,000	2,115
TreeHouse Foods, Inc.
4.875% due 03/15/2022		10,250	10,506
6.000% due 02/15/2024		13,700	14,684
Tribune Media Co.
5.875% due 07/15/2022		9,000	9,000
Trinseo Materials Operating S.C.A.
6.750% due 05/01/2022		7,250	7,250
Triumph Group, Inc.
4.875% due 04/01/2021		10,000	9,450
Tronox Finance LLC
6.375% due 08/15/2020		9,000	6,728
7.500% due 03/15/2022		10,000	7,250
Tullow Oil PLC
6.250% due 04/15/2022		10,000	8,050
U.S. Concrete, Inc.
6.375% due 06/01/2024		12,500	12,531
U.S. Foods, Inc.
5.875% due 06/15/2024		11,475	11,791
United Rentals North America, Inc.
4.625% due 07/15/2023		2,750	2,788
5.500% due 07/15/2025		10,000	9,887
7.625% due 04/15/2022		14,000	15,015
United States Steel Corp.
8.375% due 07/01/2021		8,975	9,480
Unitymedia GmbH
6.125% due 01/15/2025		14,000	14,419
Unitymedia Hessen GmbH & Co. KG
4.625% due 02/15/2026	EUR	6,000	6,892
5.000% due 01/15/2025		$12,000	11,820
5.500% due 01/15/2023		23,000	23,201
Univar USA, Inc.
6.750% due 07/15/2023		12,500	12,406
Univision Communications, Inc.
5.125% due 05/15/2023		23,000	22,942
5.125% due 02/15/2025		37,250	36,971
6.750% due 09/15/2022		9,981	10,580
UPCB Finance Ltd.
5.375% due 01/15/2025		15,745	15,666
6.875% due 01/15/2022		13,883	14,490
7.250% due 11/15/2021		3,825	4,002
USG Corp.
5.500% due 03/01/2025		20,950	22,024
5.875% due 11/01/2021		1,500	1,577
7.875% due 03/30/2020		10,000	10,427
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	7,000	5,914
5.375% due 03/15/2020		$7,500	6,445

5.500% due 03/01/2023		11,561	9,343
5.625% due 12/01/2021		22,325	18,530
5.875% due 05/15/2023		21,500	17,469
6.125% due 04/15/2025		24,675	19,863
6.375% due 10/15/2020		4,500	3,893
6.750% due 08/15/2021		36,000	30,870
7.000% due 10/01/2020		2,250	1,997
7.250% due 07/15/2022		21,950	18,936
7.500% due 07/15/2021		10,000	8,869
VeriSign, Inc.
4.625% due 05/01/2023		10,000	10,175
5.250% due 04/01/2025		5,750	5,923
Videotron Ltd.
5.000% due 07/15/2022		12,000	12,465
Virgin Media Finance PLC
5.750% due 01/15/2025		8,000	7,780
6.000% due 10/15/2024		12,000	11,835
Virgin Media Secured Finance PLC
4.875% due 01/15/2027	GBP	2,000	2,503
5.250% due 01/15/2026		$23,150	22,542
5.500% due 08/15/2026		14,000	13,650
Vista Outdoor, Inc.
5.875% due 10/01/2023		15,500	16,236
VWR Funding, Inc.
4.625% due 04/15/2022	EUR	9,500	10,643
Weatherford International Ltd.
4.500% due 04/15/2022 (h)		$12,500	10,781
7.000% due 03/15/2038		4,000	2,980
7.750% due 06/15/2021 (h)		6,550	6,403
8.250% due 06/15/2023 (h)		2,550	2,429
Welltec A/S
8.000% due 02/01/2019		10,000	9,337
WESCO Distribution, Inc.
5.375% due 06/15/2024		8,525	8,546
Western Digital Corp.
7.375% due 04/01/2023		5,000	5,338
WhiteWave Foods Co.
5.375% due 10/01/2022		7,000	7,525
Whiting Petroleum Corp.
5.000% due 03/15/2019		3,000	2,775
Williams Cos., Inc.
4.550% due 06/24/2024		32,000	29,552
Williams Partners LP
3.600% due 03/15/2022		5,000	4,740
4.125% due 11/15/2020		5,000	4,958
Wind Acquisition Finance S.A.
4.750% due 07/15/2020		25,000	24,625
7.375% due 04/23/2021		25,000	24,062
Windstream Services LLC
7.750% due 10/15/2020		8,500	8,373
7.750% due 10/01/2021		4,000	3,790
Wolverine World Wide, Inc.
6.125% due 10/15/2020		8,000	8,310
WPX Energy, Inc.
5.250% due 09/15/2024		8,000	7,080
6.000% due 01/15/2022		4,000	3,740
7.500% due 08/01/2020		6,000	6,019
8.250% due 08/01/2023		6,000	6,045
WR Grace & Co-Conn
5.125% due 10/01/2021		10,000	10,300
5.625% due 10/01/2024		8,280	8,518
Wynn Las Vegas LLC
4.250% due 05/30/2023		6,000	5,573
5.375% due 03/15/2022		15,000	15,300
5.500% due 03/01/2025		20,000	19,425
Wynn Macau Ltd.
5.250% due 10/15/2021		12,000	11,734
XPO Logistics, Inc.
6.500% due 06/15/2022 (h)		25,625	24,568
7.875% due 09/01/2019		15,000	15,337
Zebra Technologies Corp.
7.250% due 10/15/2022		18,000	19,170
ZF North America Capital, Inc.
4.000% due 04/29/2020		3,000	3,088
4.500% due 04/29/2022		4,000	4,070
4.750% due 04/29/2025		30,000	30,506
Ziggo Bond Finance BV
5.875% due 01/15/2025		14,025	13,604

			7,479,928

UTILITIES 7.4%
AES Corp.
6.000% due 05/15/2026		5,750	5,879
7.375% due 07/01/2021		17,775	20,130
8.000% due 06/01/2020 (h)		7,750	9,067

Blue Racer Midstream LLC
6.125% due 11/15/2022	14,750	14,049
Bristow Group, Inc.
6.250% due 10/15/2022	5,650	4,294
Calpine Corp.
5.375% due 01/15/2023	22,500	22,050
5.750% due 01/15/2025	23,000	22,454
7.875% due 01/15/2023	6,482	6,871
CenturyLink, Inc.
7.500% due 04/01/2024	10,000	10,125
Covanta Holding Corp.
5.875% due 03/01/2024	2,000	1,950
6.375% due 10/01/2022	6,500	6,711
7.250% due 12/01/2020	5,000	5,151
Freeport-McMoran Oil & Gas LLC
6.500% due 11/15/2020	5,500	5,539
Frontier Communications Corp.
6.875% due 01/15/2025	22,000	18,549
7.125% due 03/15/2019	10,000	10,650
8.875% due 09/15/2020	4,000	4,285
10.500% due 09/15/2022	12,500	13,273
11.000% due 09/15/2025	10,000	10,425
Genesis Energy LP
5.625% due 06/15/2024	4,000	3,660
5.750% due 02/15/2021	5,575	5,296
6.000% due 05/15/2023	9,000	8,460
6.750% due 08/01/2022	7,500	7,313
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	17,500	16,975
NRG Energy, Inc.
6.250% due 07/15/2022	15,000	14,737
6.250% due 05/01/2024	10,000	9,569
6.625% due 03/15/2023	30,000	29,700
7.625% due 01/15/2018	2,313	2,498
7.875% due 05/15/2021	17,000	17,680
8.250% due 09/01/2020	10,000	10,325
NSG Holdings LLC
7.750% due 12/15/2025	24,902	26,770
ONEOK, Inc.
4.250% due 02/01/2022	1,375	1,272
7.500% due 09/01/2023	12,000	12,810
Parsley Energy LLC
6.250% due 06/01/2024	4,200	4,295
7.500% due 02/15/2022	7,500	7,875
PBF Logistics LP
6.875% due 05/15/2023	3,750	3,694
Petrobras Global Finance BV
6.250% due 03/17/2024	2,750	2,454
6.750% due 01/27/2041	2,250	1,817
Plains All American Pipeline LP
3.850% due 10/15/2023	5,428	5,270
4.650% due 10/15/2025	10,000	10,120
Red Oak Power LLC
8.540% due 11/30/2019	9,101	9,146
9.200% due 11/30/2029	3,795	3,947
Rose Rock Midstream LP
5.625% due 11/15/2023	2,750	2,406
Sprint Capital Corp.
6.900% due 05/01/2019	25,000	24,000
8.750% due 03/15/2032	33,000	28,380
Sprint Communications, Inc.
6.000% due 11/15/2022	37,500	29,696
7.000% due 03/01/2020	5,000	5,260
7.000% due 08/15/2020	7,000	6,291
9.000% due 11/15/2018	5,000	5,344
Sprint Corp.
7.125% due 06/15/2024	20,625	16,423
7.250% due 09/15/2021	32,500	27,869
7.625% due 02/15/2025	10,000	7,963
7.875% due 09/15/2023	35,000	28,787
Talen Energy Supply LLC
4.625% due 07/15/2019	13,000	11,505
6.500% due 06/01/2025	8,000	6,680
Targa Resources Partners LP
4.250% due 11/15/2023	15,500	13,989
5.000% due 01/15/2018	2,000	2,045
5.250% due 05/01/2023	15,000	14,250
6.375% due 08/01/2022	5,125	5,163
6.625% due 10/01/2020	3,500	3,588
6.875% due 02/01/2021	9,000	9,202
Telecom Italia Capital S.A.
6.375% due 11/15/2033	10,000	9,987
7.200% due 07/18/2036	6,000	6,038
Telecom Italia SpA
5.303% due 05/30/2024	25,000	25,031

Tenaska Alabama Partners LP
7.000% due 06/30/2021	15,480	16,022
Terraform Global Operating LLC
9.750% due 08/15/2022 (h)	5,000	4,550
TerraForm Power Operating LLC
5.875% due 02/01/2023	17,000	16,266
6.125% due 06/15/2025	3,150	2,993
Williams Partners LP
4.875% due 05/15/2023	4,000	3,872

		740,735

Total Corporate Bonds & Notes (Cost $9,331,038)		9,179,738

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Los Angeles Community Redevelopment Agency, California Revenue Bonds, Series 2002
9.750% due 09/01/2017	140	140
9.750% due 09/01/2022	495	496
9.750% due 09/01/2027	765	765
9.750% due 09/01/2032	1,235	1,235

Total Municipal Bonds & Notes (Cost $2,511)		2,636

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust
2.620% due 10/25/2035 ^	112	92
Countrywide Home Loan Mortgage Pass-Through Trust
2.754% due 02/20/2036 ^	192	154
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 10/25/2021 ^	12	12
First Horizon Alternative Mortgage Securities Trust
2.704% due 10/25/2034	48	47
GreenPoint Mortgage Funding Trust
0.653% due 10/25/2046	638	460
0.653% due 12/25/2046 ^	424	275
GSR Mortgage Loan Trust
2.837% due 04/25/2035	27	27
HarborView Mortgage Loan Trust
3.163% due 08/19/2036 ^	112	99
Lehman XS Trust
0.693% due 09/25/2046 ^	27	9
Residential Accredit Loans, Inc. Trust
3.869% due 09/25/2035 ^	185	149
Structured Asset Mortgage Investments Trust
0.663% due 05/25/2036	1,419	1,100
0.698% due 07/19/2035	53	51
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	300	209
WaMu Mortgage Pass-Through Certificates Trust
0.863% due 12/25/2045	307	251

Total Non-Agency Mortgage-Backed Securities (Cost $2,762)		2,935

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.813% due 04/25/2037	398	191
NovaStar Mortgage Funding Trust
0.553% due 03/25/2037	82	41

Total Asset-Backed Securities (Cost $352)		232

	SHARES
COMMON STOCKS 0.1%
ENERGY 0.0%
REX Energy Corp.	75,000	50

HEALTH CARE 0.1%
NVHL S.A. ‘A’ (b)(f)	170,260	377
NVHL S.A. ‘B’ (b)(f)	170,260	378
NVHL S.A. ‘C’ (b)(f)	170,260	378
NVHL S.A. ‘D’ (b)(f)	170,260	378
NVHL S.A. ‘E’ (b)(f)	170,260	378
NVHL S.A. ‘F’ (b)(f)	170,260	378
NVHL S.A. ‘G’ (b)(f)	170,260	378
NVHL S.A. ‘H’ (b)(f)	170,260	378
NVHL S.A. ‘I’ (b)(f)	170,260	378
NVHL S.A. ‘J’ (b)(f)	170,260	378

		3,779

INFORMATION TECHNOLOGY 0.0%
Local Insight Media Holdings, Inc. (f)	6,323	55

Total Common Stocks (Cost $10,014)		3,884

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (g) 0.1%		6,689

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
0.222% due 07/21/2016 - 12/08/2016 (c)(d)(j)	3,074	3,073

Total Short-Term Instruments (Cost $9,762)		9,762

Total Investments in Securities (Cost $9,412,151)		9,251,732

	SHARES
INVESTMENTS IN AFFILIATES 5.6%
SHORT-TERM INSTRUMENTS 5.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short-Term Floating NAV Portfolio III	57,002,357	563,411

Total Short-Term Instruments (Cost $563,366)		563,411

Total Investments in Affiliates (Cost $563,366)		563,411

Total Investments 97.4% (Cost $9,975,517)		$9,815,143
Financial Derivative Instruments (i)(k) 0.1% (Cost or Premiums, net $0)		4,437
Other Assets and Liabilities, net 2.5%		260,577

Net Assets 100.0%		$10,080,157

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.	11/18/2011	$0	$55	0.00%
NVHL S.A. ‘A’	03/09/2012	553	377	0.00
NVHL S.A. ‘B’	03/09/2012	554	378	0.01
NVHL S.A. ‘C’	03/09/2012	554	378	0.01
NVHL S.A. ‘D’	03/09/2012	554	378	0.01
NVHL S.A. ‘E’	03/09/2012	554	378	0.01
NVHL S.A. ‘F’	03/09/2012	554	378	0.00
NVHL S.A. ‘G’	03/09/2012	554	378	0.00
NVHL S.A. ‘H’	03/09/2012	554	378	0.00
NVHL S.A. ‘I’	03/09/2012	554	378	0.00
NVHL S.A. ‘J’	03/09/2012	554	378	0.00

		$5,539	$3,834	0.04%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$6,689	U.S. Treasury Notes 0.750% due 12/31/2017	$(6,826)	$6,689	$6,689

Total Repurchase Agreements						$(6,826)	$6,689	$6,689

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(3.250)%	06/10/2016	TBD	(2)	$(3,659)	$(3,652)
	(1.750)	06/24/2016	TBD	(2)	(1,105)	(1,105)
	(1.750)	06/28/2016	TBD	(2)	(1,296)	(1,296)
	(1.500)	04/15/2016	TBD	(2)	(3,829)	(3,817)
	(1.500)	06/02/2016	TBD	(2)	(8,648)	(8,637)
	(1.250)	06/02/2016	TBD	(2)	(10,843)	(10,832)
	(1.000)	06/02/2016	TBD	(2)	(7,227)	(7,221)
	(1.000)	06/21/2016	TBD	(2)	(5,559)	(5,557)
	(0.500)	06/01/2016	03/04/2018		(7,066)	(7,063)
	(0.250)	04/11/2016	TBD	(2)	(2,626)	(2,624)
	(0.250)	04/21/2016	TBD	(2)	(9,626)	(9,621)
	(0.250)	05/05/2016	TBD	(2)	(2,700)	(2,700)
	(0.250)	05/12/2016	TBD	(2)	(6,676)	(6,674)
DEU	(0.500)	04/26/2016	TBD	(2)	(6,591)	(6,585)
	(0.500)	04/28/2016	TBD	(2)	(5,181)	(5,176)
FOB	(5.750)	03/31/2016	TBD	(2)	(3,469)	(3,418)
RDR	(1.000)	02/18/2016	TBD	(2)	(4,882)	(4,864)
	(0.500)	05/20/2016	04/15/2018		(8,755)	(8,750)
	(0.500)	06/14/2016	TBD	(2)	(1,240)	(1,240)
	(0.375)	06/23/2016	TBD	(2)	(4,836)	(4,836)
	(0.250)	04/29/2016	TBD	(2)	(4,728)	(4,726)
	(0.250)	05/19/2016	03/14/2018		(3,848)	(3,847)
	(0.250)	05/19/2016	04/19/2018		(2,946)	(2,945)

Total Reverse Repurchase Agreements						$(117,186)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(78,686) at a weighted average interest rate of (0.968)%.

(h)	Securities with an aggregate market value of $127,605 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-23 5-Year Index	5.000%	12/21/2019	$48,500	$3,181	$74	$154	$0
CDX.IG-25 5-Year Index	5.000	12/21/2020	183,150	7,866	280	758	0
CDX.IG-26 5-Year Index	5.000	06/21/2021	40,000	1,346	61	129	0

				$12,393	$415	$1,041	$0

Total Swap Agreements				$12,393	$415	$1,041	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $1,040 and cash of $21,226 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	21,520		$31,555	$2,906	$0
	07/2016		$93,703	EUR	85,030	659	0
	07/2016		28,632	GBP	21,520	16	0
	08/2016	EUR	85,030		$93,803	0	(655)
	08/2016	GBP	21,520		28,640	0	(15)
GLM	07/2016	EUR	85,030		94,857	495	0
JPM	08/2016		$1,165	CHF	1,125	0	(10)

Total Forward Foreign Currency Contracts						$4,076	$(680)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$35,314	$17,231	$52,545
Corporate Bonds & Notes
Banking & Finance	0	959,075	0	959,075
Industrials	0	7,479,928	0	7,479,928
Utilities	0	740,735	0	740,735
Municipal Bonds & Notes
California	0	2,636	0	2,636
Non-Agency Mortgage-Backed Securities	0	2,935	0	2,935
Asset-Backed Securities	0	232	0	232
Common Stocks
Energy	0	50	0	50
Health Care	0	3,779	0	3,779
Information Technology	0	0	55	55
Short-Term Instruments
Repurchase Agreements	0	6,689	0	6,689
U.S. Treasury Bills	0	3,073	0	3,073
	$0	$9,234,446	$17,286	$9,251,732

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$563,411	$0	$0	$563,411

Total Investments	$563,411	$9,234,446	$17,286	$9,815,143

Financial Derivative Instruments - Assets
Over the counter	0	1,041	0	1,041
	0	4,076	0	4,076

	$0	$5,117	$0	$5,117

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(680)	$0	$(680)

Totals	$563,411	$9,238,883	$17,286	$9,819,580

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Municipal Bond Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.6%
IFP Funding LLC
6.500% due 04/01/2017	$6,000	$5,997

Total Corporate Bonds & Notes (Cost $6,000)		5,997

MUNICIPAL BONDS & NOTES 99.2%
ALABAMA 2.2%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	865
6.000% due 06/01/2050	875	960
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	9,675	7,563
6.500% due 10/01/2053	8,750	10,956
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	1,000	1,392

		21,736

ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^	1,400	189

ARIZONA 1.0%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	3,750	3,767
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,000	1,074
La Paz County, Arizona Industrial Development Authority Revenue Bonds, Series 2016
5.000% due 02/15/2036	820	917
5.000% due 02/15/2046	1,290	1,419
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,145
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	1,000

		9,322

CALIFORNIA 10.2%
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,725
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	12,375	15,057
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	$600	647
7.000% due 10/01/2039	500	515
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,217
7.750% due 04/01/2031	795	1,002
California Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	1,034
California Pollution Control Financing Authority Revenue Bonds, Series 2010
0.900% due 08/01/2023	2,500	2,500
California Pollution Control Financing Authority Revenue Notes, Series 2015
3.000% due 11/01/2025	2,000	2,166
California School Finance Authority Revenue Bonds, Series 2015
5.000% due 08/01/2045	1,000	1,099
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	784
5.000% due 06/01/2046	2,590	2,736
5.000% due 06/01/2051	1,000	1,044
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	583
California State General Obligation Bonds, Series 2004
0.270% due 05/01/2034	4,600	4,600
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	140	145
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.250% due 12/01/2056	15,000	17,330

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	7,500	7,665
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,402
5.000% due 09/01/2034	1,300	1,450
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,138
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.500% due 01/15/2053	6,250	7,521
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	2,000	2,277
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2047 (b)	45,000	4,694
Kaweah Delta Health Care District, California Revenue Bonds, Series 2015
4.000% due 06/01/2045	1,000	1,092
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	2,293
7.000% due 11/01/2034	2,800	4,323
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	1,000	1,178
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	390	453
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds (BAM Insured), Series 2016
4.000% due 09/01/2033 (a)	1,000	1,146
4.000% due 09/01/2034 (a)	500	571
4.000% due 09/01/2036 (a)	930	1,055
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,919
6.250% due 10/01/2040	1,000	1,278
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,000	1,156
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	573

		99,369

COLORADO 2.2%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.750% due 05/15/2037 ^	770	804
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,086
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	2,500	2,887
Colorado Health Facilities Authority Revenue Bonds, Series 2016
5.000% due 11/15/2036 (a)	8,000	10,342
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	511
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2015
5.250% due 12/01/2030	500	535
5.750% due 12/01/2045	1,000	1,068
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,967
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	874

		21,074

CONNECTICUT 0.4%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2016
5.000% due 09/01/2046	1,000	1,093
5.000% due 09/01/2053	1,500	1,629
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	750	842

		3,564

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	425	480

DISTRICT OF COLUMBIA 0.4%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	165	207
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2006
0.000% due 06/15/2046 (b)	31,000	4,043

		4,250

FLORIDA 4.4%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,250
8.000% due 10/01/2046	1,250	1,555
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2015
7.000% due 12/01/2045	2,005	2,095

Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	251
Florida Development Finance Corp. Revenue Bonds, Series 2015
6.125% due 06/15/2046	3,000	3,148
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	220	245
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	1,010
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2012
5.500% due 11/15/2042	3,000	3,397
Miami Beach Redevelopment Agency, Florida Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 02/01/2040	3,000	3,551
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2015
5.000% due 06/01/2035	2,825	3,133
5.000% due 06/01/2040	3,330	3,658
5.000% due 06/01/2048	3,000	3,284
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2016
4.000% due 10/01/2045	4,000	4,361
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014
7.500% due 06/01/2049	1,000	1,236
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,797
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,697
Tampa, Florida Revenue Bonds, Series 2016
5.000% due 11/15/2046	3,000	3,672
University Square Community Development District, Florida Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	710	720
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014
5.750% due 05/01/2031	1,805	2,162

		42,222

GEORGIA 0.7%
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	252
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,530	1,558
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	4,000	4,737

		6,547

IDAHO 0.1%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,203

ILLINOIS 8.0%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	1,010
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2046	1,000	1,165
Chicago, Illinois General Obligation Bonds, Series 2002
5.250% due 01/01/2029	1,705	1,747
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2037	7,035	7,212
Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2040	1,480	1,480
Chicago, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2035	3,000	3,004
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2033	9,000	9,296
Chicago, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2027	5,500	5,663
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,650
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	2,134
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^	1,775	444
Illinois Finance Authority Revenue Bonds, Series 2009
0.390% due 08/01/2043	2,100	2,100
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	542
Illinois Finance Authority Revenue Bonds, Series 2015
5.250% due 05/15/2050	1,650	1,742
Illinois State General Obligation Bonds, Series 2012
5.000% due 03/01/2030	1,245	1,347
5.000% due 03/01/2037	1,200	1,290
Illinois State General Obligation Bonds, Series 2013
5.500% due 07/01/2038	6,000	6,754
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2028	3,000	3,340
Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2035	5,000	5,024
5.000% due 01/01/2027	7,000	7,926

Illinois State General Obligation Notes, Series 2014
5.000% due 05/01/2024	5,010	5,700
Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 12/01/2032	5,000	6,217
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	983

		77,770

INDIANA 0.9%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	416
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,130
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,774
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,799
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,900	2,218

		8,437

IOWA 2.2%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,075
Iowa Finance Authority Revenue Bonds, Series 2013
5.250% due 12/01/2025	5,000	5,447
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	3
2.700% due 11/15/2046 ^	2,003	1,746
Iowa Finance Authority Revenue Notes, Series 2013
5.500% due 12/01/2022	5,000	5,195
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.500% due 06/01/2042	3,000	3,000
5.625% due 06/01/2046	5,000	5,018

		21,484

KANSAS 0.3%
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^	4,176	919
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	250
Wichita, Kansas Revenue Bonds, Series 2016
5.000% due 12/01/2031 (a)	500	513
5.250% due 12/01/2036 (a)	500	514
5.375% due 12/01/2046 (a)	1,125	1,157

		3,353

KENTUCKY 0.1%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.500% due 11/15/2035	1,250	1,320

LOUISIANA 0.4%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,260
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2006
6.125% due 06/01/2025	2,250	2,468
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	562

		4,290

MAINE 1.4%
Finance Authority of Maine Revenue Bonds, Series 2005
6.250% due 01/01/2025	5,000	5,120
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 07/01/2046 (a)	4,000	4,170
5.000% due 07/01/2046 (a)	4,000	4,644

		13,934

MARYLAND 1.1%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	7,475	7,258
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	294

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,914

		10,466

MASSACHUSETTS 0.1%
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	720	781

MICHIGAN 3.0%
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036 ^	430	86
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	690	690
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,202
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	740	741
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	9,885	11,082
5.000% due 07/01/2033	2,000	2,358
5.000% due 07/01/2044	4,500	5,055
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2034	2,000	2,360
5.000% due 07/01/2035	2,000	2,351
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	1,000	701
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	1,012
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	985	956
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	581

		29,175

MINNESOTA 0.2%
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,083
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	512

		1,595

MISSOURI 0.3%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	230
5.550% due 10/01/2036	45	41
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,539
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	264
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	523

		2,597

MONTANA 0.0%
Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^	830	166

NEBRASKA 0.6%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,758

NEVADA 0.4%
Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	3,600	3,615

NEW JERSEY 7.3%
Atlantic City, New Jersey General Obligation Bonds, Series 2015
6.375% due 03/01/2030	1,190	1,328
Casino Reinvestment Development Authority, New Jersey Revenue Bonds, Series 2014
5.250% due 11/01/2039	1,650	1,763
5.250% due 11/01/2044	1,625	1,731
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2040	1,500	1,705
New Jersey Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2027 (a)	1,500	1,823
5.000% due 07/01/2033 (a)	1,000	1,186
5.000% due 07/01/2041 (a)	1,000	1,187
New Jersey Educational Facilities Authority Revenue Notes, Series 2016
5.000% due 07/01/2025 (a)	3,470	4,213

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
5.250% due 12/15/2023	5,000	5,803
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	1,750	1,962
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2012
5.000% due 06/15/2025	3,000	3,347
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2045	8,625	9,646
5.000% due 06/15/2046	2,500	2,794
5.250% due 06/15/2041	1,000	1,144
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2025	2,380	2,741
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,860
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	4,150
5.000% due 06/01/2041	22,000	21,508

		70,891

NEW YORK 14.1%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	4,052
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
5.500% due 09/01/2045	10,500	12,680
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	3,000	3,508
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.250% due 06/01/2026	5,000	5,033
New York City, New York General Obligation Bonds, Series 2010
0.440% due 03/01/2039	12,600	12,600
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	152
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2015
5.000% due 11/01/2026 (a)(d)	15,000	19,489
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2040	3,000	3,684
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
5.000% due 06/01/2042	2,500	2,500
5.000% due 06/01/2045	2,000	2,000
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	8,964
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	12,250	14,216
5.375% due 11/15/2040	4,000	4,763
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	601
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 02/15/2041	4,000	4,892
New York State Thruway Authority Revenue Bonds, Series 2016
4.000% due 01/01/2056	1,000	1,097
5.000% due 01/01/2051	10,000	12,053
New York State Urban Development Corp. Revenue Bonds, Series 2016
5.000% due 03/15/2035	3,000	3,774
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 08/01/2026	2,500	2,758
5.000% due 08/01/2031	3,750	4,104
5.250% due 01/01/2050	4,000	4,691
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2020	2,000	2,190
5.000% due 08/01/2021	1,500	1,674
Niagara Area Development Corp., New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	3,078
Town of Oyster Bay, New York General Obligation Notes, Series 2016
3.750% due 03/31/2017	2,120	2,140

		136,693

NORTH CAROLINA 0.3%
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	50
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	827
6.000% due 04/01/2038	500	522
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	626
North Carolina Medical Care Commission Revenue Bonds, Series 2016
5.000% due 10/01/2035	1,000	1,200

		3,225

OHIO 8.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2016
5.000% due 02/15/2046	3,500	4,263

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	21,500	21,096
5.375% due 06/01/2024	5,000	4,951
5.875% due 06/01/2047	16,705	16,574
6.000% due 06/01/2042	5,000	5,001
6.500% due 06/01/2047	16,285	16,713
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,894
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	5,000	5,195

		79,687

OKLAHOMA 0.5%
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036	790	826
6.875% due 11/01/2046	1,625	1,710
7.000% due 11/01/2051	2,000	2,105

		4,641

OREGON 0.0%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	217

PENNSYLVANIA 3.7%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	812
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	527
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	490	442
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Bonds, Series 2015
5.250% due 12/01/2045	700	739
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	544
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,270
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	258
6.375% due 07/01/2030	1,000	1,030
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	553
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	440
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	4,000	4,807
5.000% due 12/01/2045	12,000	14,366
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016
5.000% due 12/01/2041	3,000	3,545
5.000% due 12/01/2046	2,500	2,943
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,587
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	500	508

		36,371

RHODE ISLAND 2.4%
Tobacco Settlement Financing Corp, Rhode Island Revenue Bonds, Series 2007
0.000% due 06/01/2052 (b)	110,000	11,261
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	11,000	11,698

		22,959

SOUTH CAROLINA 0.8%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,928
South Carolina Ports Authority Revenue Bonds, Series 2015
5.250% due 07/01/2050	5,000	5,919

		7,847

TENNESSEE 0.2%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,112
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	568

		1,680

TEXAS 15.2%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,220
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2045	6,000	7,137
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	579
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,153
Guadalupe-Blanco River Authority Industrial Development Corp., Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	819
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.380% due 12/01/2024	1,700	1,700
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,748
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	866
Harris County, Texas Revenue Bonds, Series 2016
5.000% due 08/15/2047 (a)	5,000	6,199
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	450	558
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	4,111
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2003
0.370% due 08/01/2022	2,100	2,100
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2012
0.350% due 05/01/2046	6,300	6,300
Lubbock Health Facilities Development Corp., Texas Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	268
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2015
5.000% due 07/01/2035	2,000	2,372
5.000% due 07/01/2047	7,500	8,547
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	3,025	3,301
5.000% due 04/01/2031	1,300	1,548
5.000% due 04/01/2036	1,000	1,171
5.000% due 07/01/2036 (a)	1,250	1,304
5.000% due 07/01/2046	3,500	3,987
5.000% due 07/01/2046 (a)	1,000	1,033
5.000% due 04/01/2048	5,885	6,712
5.000% due 07/01/2051	1,250	1,456
5.250% due 07/01/2036	400	429
5.750% due 07/01/2051	1,000	1,085
7.000% due 07/01/2051	725	751
New Hope Cultural Education Facilities Corp., Texas Revenue Notes, Series 2016
5.000% due 04/01/2023	385	455
5.000% due 04/01/2024	405	482
5.000% due 04/01/2025	425	508
5.000% due 04/01/2026	445	533
6.000% due 07/01/2026	125	127
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	161
5.750% due 01/01/2033	350	377
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,266
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,158
North Texas Tollway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	1,000	1,173
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	570
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	17,750	18,795
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,046
5.500% due 01/01/2032	500	549
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	140	144
6.000% due 09/15/2046	365	375
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,099
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	20,235	26,219
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2016
5.000% due 12/31/2050	1,000	1,165
5.000% due 12/31/2055	2,000	2,321
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	16,775	17,375
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,174

		147,526

UTAH 0.3%
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	1,350	1,357
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	680
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	444

		2,481

VIRGINIA 0.2%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	114	8
6.000% due 06/01/2043	354	341
Lewistown Commerce Center Community Development Authority, Virginia Revenue Bonds, Series 2014
6.050% due 03/01/2044	572	561
6.050% due 03/01/2054 ^	600	90
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	964	1,008

		2,008

WASHINGTON 2.2%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,054
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	292
Washington State General Obligation Bonds, Series 2016
5.000% due 08/01/2027 (a)	7,500	9,753
5.000% due 08/01/2028 (a)	7,500	9,713
Washington State Housing Finance Commission Revenue Bonds, Series 2015
7.000% due 07/01/2050	750	791

		21,603

WEST VIRGINIA 0.0%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	480	436

WISCONSIN 2.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015
6.500% due 07/01/2050	6,000	6,244
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
5.000% due 12/01/2025	2,000	2,349
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,125
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2039 (a)(d)	12,000	13,320

		23,038

WYOMING 0.7%
Uinta County, Wyoming Revenue Bonds, Series 1993
0.380% due 08/15/2020	6,300	6,300

Total Municipal Bonds & Notes (Cost $896,958)		962,300

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (e) 0.0%		292

Total Short-Term Instruments (Cost $292)		292

Total Investments in Securities (Cost $903,250)		968,589

	SHARES
INVESTMENTS IN AFFILIATES 9.0%
SHORT-TERM INSTRUMENTS 9.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.0%
PIMCO Short-Term Floating NAV Portfolio III	8,810,175	87,080

Total Short-Term Instruments (Cost $87,040)		87,080

Total Investments in Affiliates (Cost $87,040)		87,080

Total Investments 108.8% (Cost $990,290)		$1,055,669
Financial Derivative Instruments (f) 0.1% (Cost or Premiums, net $0)		245
Other Assets and Liabilities, net (8.9)%		(85,436)

Net Assets 100.0%		$970,478

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(a) in the Notes to Financial Statements for more information.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$292	U.S. Treasury Notes 2.375% due 12/31/2020	$(302)	$292	$292

Total Repurchase Agreements						$(302)	$292	$292

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Asset Swaps

								Swap Agreements, at Value
Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Illinois Receivable Trust Revenue Notes, Series 2015	Cash Flow from Underlying Asset	1-Month USD-LIBOR	04/01/2018	$12,500	$0	$245	$245	$0

Total Swap Agreements						$0	$245	$245	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$5,997	$5,997
Municipal Bonds & Notes
Alabama	0	21,736	0	21,736
Alaska	0	189	0	189
Arizona	0	9,322	0	9,322
California	0	99,369	0	99,369
Colorado	0	21,074	0	21,074
Connecticut	0	3,564	0	3,564
Delaware	0	480	0	480
District of Columbia	0	4,250	0	4,250
Florida	0	42,222	0	42,222
Georgia	0	6,547	0	6,547
Idaho	0	1,203	0	1,203
Illinois	0	77,770	0	77,770
Indiana	0	8,437	0	8,437
Iowa	0	21,484	0	21,484
Kansas	0	3,353	0	3,353
Kentucky	0	1,320	0	1,320
Louisiana	0	4,290	0	4,290
Maine	0	13,934	0	13,934
Maryland	0	10,466	0	10,466
Massachusetts	0	781	0	781
Michigan	0	29,175	0	29,175
Minnesota	0	1,595	0	1,595
Missouri	0	2,597	0	2,597
Montana	0	166	0	166
Nebraska	0	5,758	0	5,758
Nevada	0	3,615	0	3,615
New Jersey	0	70,891	0	70,891
New York	0	136,693	0	136,693
North Carolina	0	3,225	0	3,225
Ohio	0	79,687	0	79,687
Oklahoma	0	4,641	0	4,641
Oregon	0	217	0	217
Pennsylvania	0	36,371	0	36,371
Rhode Island	0	22,959	0	22,959
South Carolina	0	7,847	0	7,847
Tennessee	0	1,680	0	1,680
Texas	0	147,526	0	147,526
Utah	0	2,481	0	2,481
Virginia	0	2,008	0	2,008
Washington	0	21,603	0	21,603
West Virginia	0	436	0	436
Wisconsin	0	23,038	0	23,038
Wyoming	0	6,300	0	6,300
Short-Term Instruments
Repurchase Agreements	0	292	0	292
	$0	$962,592	$5,997	$968,589

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$87,080	$0	$0	$87,080

Total Investments	$87,080	$962,592	$5,997	$1,055,669

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Spectrum Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.2%
BANK LOAN OBLIGATIONS 0.3%
CDRH Parent, Inc.
9.000% due 07/01/2022		$3,000	$2,678
Veritas Bermuda Ltd.
TBD% due 01/27/2023		2,868	2,509

Total Bank Loan Obligations (Cost $5,418)			5,187

CORPORATE BONDS & NOTES 93.7%
BANKING & FINANCE 11.5%
Abe Investment Holdings, Inc./Getty Images, Inc.
7.000% due 10/15/2020		8,000	3,800
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		2,000	2,020
4.500% due 05/15/2021		4,000	4,108
Ally Financial, Inc.
4.625% due 03/30/2025		2,000	1,975
5.125% due 09/30/2024		2,000	2,060
7.500% due 09/15/2020		3,493	3,903
8.000% due 03/15/2020		4,016	4,528
8.000% due 11/01/2031		668	787
Argos Merger Sub, Inc.
7.125% due 03/15/2023		8,000	8,250
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)	EUR	2,000	1,918
9.000% due 05/09/2018 (e)		$1,600	1,601
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	5,000	5,515
Banco Santander S.A.
6.250% due 03/12/2019 (e)		500	472
6.250% due 09/11/2021 (e)		3,500	3,299
Bank of America Corp.
6.250% due 09/05/2024 (e)		$2,500	2,542
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	2,000	1,975
7.875% due 09/15/2022 (e)	GBP	4,000	4,810
8.000% due 12/15/2020 (e)	EUR	3,000	3,120
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		$4,500	4,411
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	2,250	2,760
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (a)		$5,720	1,973
CIT Group, Inc.
5.000% due 08/15/2022		8,000	8,160
5.000% due 08/01/2023		2,000	2,020
Credit Agricole S.A.
6.625% due 09/23/2019 (e)		1,500	1,369
7.875% due 01/23/2024 (e)		12,000	11,520
8.125% due 12/23/2025 (e)		1,250	1,248
Credit Suisse Group AG
6.250% due 12/18/2024 (e)		3,000	2,837
7.500% due 12/11/2023 (e)		2,000	2,020
ESH Hospitality, Inc.
5.250% due 05/01/2025		4,000	3,915
Garfunkelux Holdco S.A.
8.500% due 11/01/2022	GBP	2,000	2,533
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		$2,000	2,070
HUB International Ltd.
7.875% due 10/01/2021		6,250	6,016
Infinity Acquisition LLC
7.250% due 08/01/2022		5,500	4,826
International Lease Finance Corp.
8.250% due 12/15/2020		1,000	1,186
Intesa Sanpaolo SpA
5.017% due 06/26/2024		3,000	2,762
5.710% due 01/15/2026		3,000	2,851
7.700% due 09/17/2025 (e)		2,000	1,727
Jefferies Finance LLC
7.375% due 04/01/2020		2,500	2,281
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,000	880
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	1,500	1,789

Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$2,000	2,733
Lloyds Banking Group PLC
7.000% due 06/27/2019 (e)	GBP	2,532	3,190
7.500% due 06/27/2024 (e)		$10,000	9,800
7.625% due 06/27/2023 (e)	GBP	2,000	2,523
Lock A/S
7.000% due 08/15/2021	EUR	4,000	4,536
Mercury Bondco PLC (8.250% Cash or 9.000% PIK)
8.250% due 05/30/2021 (a)		4,000	4,413
National Financial Partners Corp.
9.000% due 07/15/2021		$4,000	3,870
Navient Corp.
5.000% due 10/26/2020		2,000	1,880
5.875% due 10/25/2024		3,000	2,580
6.125% due 03/25/2024		5,000	4,412
8.000% due 03/25/2020		3,000	3,073
Nordea Bank AB
6.125% due 09/23/2024 (e)		2,000	1,897
OneMain Financial Holdings LLC
7.250% due 12/15/2021		2,500	2,406
Quicken Loans, Inc.
5.750% due 05/01/2025		2,000	1,940
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		4,000	3,690
7.648% due 09/30/2031 (e)		4,000	4,740
9.118% due 10/31/2016 (e)		350	346
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (e)	GBP	2,000	2,486
Societe Generale S.A.
7.875% due 12/18/2023 (e)		$6,000	5,580
Solera LLC
10.500% due 03/01/2024		2,500	2,636
Springleaf Finance Corp.
7.750% due 10/01/2021		2,025	1,957
8.250% due 10/01/2023		3,900	3,724
UniCredit SpA
8.000% due 06/03/2024 (e)		7,000	5,679
VEREIT Operating Partnership LP
4.875% due 06/01/2026		1,000	1,029
Wayne Merger Sub LLC
8.250% due 08/01/2023		4,000	3,960
York Risk Services Holding Corp.
8.500% due 10/01/2022		3,100	2,302

			215,219

INDUSTRIALS 76.4%
Accudyne Industries Borrower
7.750% due 12/15/2020		11,150	9,896
Activision Blizzard, Inc.
6.125% due 09/15/2023		2,500	2,731
ADT Corp.
3.500% due 07/15/2022		7,000	6,449
4.125% due 06/15/2023		3,000	2,824
6.250% due 10/15/2021		1,375	1,476
Advanced Disposal Services, Inc.
8.250% due 10/01/2020		5,000	5,100
AECOM
5.750% due 10/15/2022		1,000	1,025
Air Medical Merger Sub Corp.
6.375% due 05/15/2023		6,000	5,730
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		1,000	1,055
Alcoa, Inc.
5.125% due 10/01/2024		2,500	2,506
Aldesa Financial Services S.A.
7.250% due 04/01/2021	EUR	2,500	2,017
Alere, Inc.
6.375% due 07/01/2023		$3,000	3,143
6.500% due 06/15/2020		2,000	2,000
Aleris International, Inc.
7.875% due 11/01/2020		5,000	4,450
9.500% due 04/01/2021		2,000	2,060
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		1,750	1,426
Altice Financing S.A.
6.500% due 01/15/2022		1,000	1,014
6.625% due 02/15/2023		5,000	4,928
Altice Finco S.A.
7.625% due 02/15/2025		2,000	1,838
8.125% due 01/15/2024		1,500	1,459
9.875% due 12/15/2020		4,000	4,282
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	4,000	4,486
7.625% due 02/15/2025 (i)		$5,000	4,900
7.750% due 05/15/2022		5,000	5,069

AMC Networks, Inc.
5.000% due 04/01/2024		3,000	2,981
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		3,000	3,113
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (a)		5,000	5,081
Ancestry.com, Inc.
11.000% due 12/15/2020		3,500	3,762
Anglo American Capital PLC
2.750% due 06/07/2019	EUR	2,000	2,186
2.875% due 11/20/2020		1,000	1,043
4.125% due 04/15/2021		$1,000	953
4.450% due 09/27/2020		1,250	1,228
Antero Resources Corp.
5.125% due 12/01/2022		1,000	965
6.000% due 12/01/2020		3,500	3,555
Ardagh Finance Holdings S.A. (8.375 Cash or 8.375% PIK)
8.375% due 06/15/2019 (a)	EUR	1,910	2,161
Ardagh Finance Holdings S.A. (8.625 Cash or 8.625% PIK)
8.625% due 06/15/2019 (a)		$737	748
Ardagh Packaging Finance PLC
7.000% due 11/15/2020		882	869
7.250% due 05/15/2024		3,250	3,333
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	5,000	7,129
Ashland, Inc.
4.750% due 08/15/2022		$2,000	2,013
6.875% due 05/15/2043		2,500	2,513
Associated Materials LLC
9.125% due 11/01/2017		8,000	7,160
Auris Luxembourg S.A.
8.000% due 01/15/2023	EUR	5,000	5,972
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		$2,000	2,113
Axiall Corp.
4.875% due 05/15/2023		1,000	1,031
Berry Plastics Corp.
6.000% due 10/15/2022		2,825	2,934
Blue Coat Holdings, Inc.
8.375% due 06/01/2023		6,250	7,094
BlueLine Rental Finance Corp.
7.000% due 02/01/2019		4,000	3,460
BMC Software Finance, Inc.
8.125% due 07/15/2021		7,000	5,285
Bombardier, Inc.
4.750% due 04/15/2019		1,000	960
5.500% due 09/15/2018		2,250	2,239
7.500% due 03/15/2025		3,000	2,610
Boparan Finance PLC
5.500% due 07/15/2021	GBP	1,000	1,170
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)		$2,750	2,338
Boyd Gaming Corp.
6.875% due 05/15/2023		4,000	4,280
Brakes Capital
7.125% due 12/15/2018	GBP	2,750	3,799
Burger King Worldwide, Inc.
6.000% due 04/01/2022		$4,000	4,159
Cablevision Systems Corp.
5.875% due 09/15/2022		6,000	5,400
8.000% due 04/15/2020		1,250	1,284
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 (f)		6,000	5,550
California Resources Corp.
8.000% due 12/15/2022		5,000	3,556
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (a)		3,864	3,874
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023		1,500	1,451
CCO Holdings LLC
5.125% due 02/15/2023		5,000	5,075
5.250% due 09/30/2022		2,500	2,572
5.375% due 05/01/2025		2,000	2,035
5.500% due 05/01/2026		2,000	2,035
5.750% due 09/01/2023		3,750	3,872
5.750% due 02/15/2026		5,000	5,162
5.875% due 04/01/2024		5,000	5,225
Centene Corp.
5.625% due 02/15/2021		1,500	1,568
6.125% due 02/15/2024		1,375	1,465
Central Garden & Pet Co.
6.125% due 11/15/2023		1,000	1,045
Cequel Communications Holdings LLC
5.125% due 12/15/2021		2,750	2,633
6.375% due 09/15/2020		2,000	2,030

CeramTec Group GmbH
8.250% due 08/15/2021	EUR	7,500	8,863
CHC Helicopter S.A.
9.250% due 10/15/2020 ^		$4,500	2,025
9.375% due 06/01/2021 ^		1,235	179
Chemours Co.
6.625% due 05/15/2023 (i)		4,000	3,420
7.000% due 05/15/2025		3,000	2,531
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024		2,000	2,056
Chesapeake Energy Corp.
8.000% due 12/15/2022		4,999	4,262
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		5,000	4,913
7.625% due 03/15/2020		4,000	3,767
CMA CGM S.A.
7.750% due 01/15/2021	EUR	1,250	1,065
CNH Industrial Capital LLC
4.875% due 04/01/2021		$1,000	1,020
CommScope Holding Co., Inc. (6.625% Cash or 7.375% PIK)
6.625% due 06/01/2020 (a)		1,984	2,053
CommScope Technologies Finance LLC
6.000% due 06/15/2025		2,000	2,060
CommScope, Inc.
5.000% due 06/15/2021		1,000	1,025
5.500% due 06/15/2024		1,500	1,528
Community Health Systems, Inc.
6.875% due 02/01/2022		7,500	6,600
7.125% due 07/15/2020		4,000	3,728
Concho Resources, Inc.
5.500% due 10/01/2022		1,000	1,010
5.500% due 04/01/2023		3,000	3,023
6.500% due 01/15/2022		1,250	1,286
Concordia International Corp.
7.000% due 04/15/2023		5,000	4,287
9.500% due 10/21/2022		4,500	4,219
Constellium NV
4.625% due 05/15/2021	EUR	1,000	882
5.750% due 05/15/2024		$2,250	1,783
Continental Resources, Inc.
3.800% due 06/01/2024		5,000	4,387
4.500% due 04/15/2023		5,000	4,687
5.000% due 09/15/2022		2,000	1,959
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (a)		8,750	8,597
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		2,500	2,556
10.875% due 12/15/2018	EUR	3,000	3,440
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
7.500% due 08/01/2021		2,000	1,859
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$2,000	1
CPG Merger Sub LLC
8.000% due 10/01/2021		12,250	12,311
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		20,000	16,650
Darling Global Finance BV
4.750% due 05/30/2022	EUR	1,000	1,128
Darling Ingredients, Inc.
5.375% due 01/15/2022		$2,000	2,074
DaVita HealthCare Partners, Inc.
5.000% due 05/01/2025		4,000	3,975
5.750% due 08/15/2022		3,000	3,150
DBP Holding Corp.
7.750% due 10/15/2020		4,000	3,040
Dean Foods Co.
6.500% due 03/15/2023		2,000	2,070
Diamond 1 Finance Corp.
5.875% due 06/15/2021		750	769
7.125% due 06/15/2024		625	654
Digicel Group Ltd.
7.125% due 04/01/2022		4,000	2,995
8.250% due 09/30/2020		2,500	2,100
Digicel Ltd.
6.000% due 04/15/2021		5,000	4,337
DISH DBS Corp.
5.000% due 03/15/2023		2,000	1,825
5.875% due 07/15/2022		4,000	3,900
5.875% due 11/15/2024		3,375	3,164
6.750% due 06/01/2021		2,500	2,597
7.750% due 07/01/2026		1,625	1,682
DJO Finance LLC
10.750% due 04/15/2020		4,250	3,464
DJO Finco, Inc.
8.125% due 06/15/2021		6,350	5,524

Dollar Tree, Inc.
5.750% due 03/01/2023		3,000	3,202
Douglas GmbH
6.250% due 07/15/2022	EUR	2,000	2,375
Dutch Lion BV (11.250% Cash or 12.000% PIK)
11.250% due 06/15/2020 (a)		3,785	672
Dynegy, Inc.
6.750% due 11/01/2019		$3,500	3,526
7.375% due 11/01/2022		2,750	2,668
7.625% due 11/01/2024		5,000	4,819
Eagle Spinco, Inc.
4.625% due 02/15/2021		3,000	3,083
Eldorado Resorts, Inc.
7.000% due 08/01/2023		3,500	3,649
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024		1,625	1,674
Endo Finance LLC
5.750% due 01/15/2022		4,000	3,630
5.875% due 01/15/2023		5,000	4,362
6.000% due 07/15/2023		4,500	3,982
6.000% due 02/01/2025		6,750	5,889
7.750% due 01/15/2022		2,000	1,865
Energy Transfer Equity LP
5.875% due 01/15/2024		3,000	2,933
7.500% due 10/15/2020		4,000	4,260
Ensemble S Merger Sub, Inc.
9.000% due 09/30/2023		6,000	5,947
Entertainment One Ltd.
6.875% due 12/15/2022	GBP	1,500	2,017
First Data Corp.
5.000% due 01/15/2024		$2,000	2,013
5.750% due 01/15/2024		4,000	3,980
6.750% due 11/01/2020		2,250	2,356
7.000% due 12/01/2023		9,000	9,169
First Quantum Minerals Ltd.
6.750% due 02/15/2020		1,000	840
7.000% due 02/15/2021		2,000	1,618
7.250% due 05/15/2022		1,500	1,166
FMG Resources Pty. Ltd.
6.875% due 04/01/2022		1,517	1,449
9.750% due 03/01/2022		1,000	1,110
Freeport-McMoRan, Inc.
2.375% due 03/15/2018		4,000	3,940
3.550% due 03/01/2022		4,000	3,540
3.875% due 03/15/2023		2,000	1,760
4.000% due 11/14/2021		5,000	4,585
5.400% due 11/14/2034		1,000	800
Fresh Market, Inc.
9.750% due 05/01/2023		3,000	2,826
FTS International, Inc.
6.250% due 05/01/2022		125	49
Galapagos Holding S.A.
7.000% due 06/15/2022	EUR	4,000	3,492
Gardner Denver, Inc.
6.875% due 08/15/2021		$17,500	15,969
Gates Global LLC
5.750% due 07/15/2022	EUR	4,000	3,760
6.000% due 07/15/2022		$7,000	6,160
GCP Applied Technologies, Inc.
9.500% due 02/01/2023		3,000	3,360
General Cable Corp.
5.750% due 10/01/2022		2,000	1,850
GHD Bondco PLC
7.000% due 04/15/2020	GBP	6,000	7,608
Greatbatch Ltd.
9.125% due 11/01/2023		$5,000	4,994
Gulfport Energy Corp.
6.625% due 05/01/2023		2,000	1,980
7.750% due 11/01/2020		1,000	1,033
Halcon Resources Corp.
8.625% due 02/01/2020 (i)		1,000	948
12.000% due 02/15/2022		2,535	2,326
HCA Holdings, Inc.
6.250% due 02/15/2021		3,500	3,762
HCA, Inc.
4.750% due 05/01/2023		5,000	5,137
5.250% due 06/15/2026		2,000	2,080
5.375% due 02/01/2025		2,000	2,055
5.875% due 03/15/2022		2,000	2,180
5.875% due 05/01/2023		4,000	4,275
6.500% due 02/15/2020		3,000	3,334
7.500% due 02/15/2022		4,000	4,558
HD Supply, Inc.
5.750% due 04/15/2024		1,500	1,564
7.500% due 07/15/2020		7,500	7,874

Hearthside Group Holdings LLC
6.500% due 05/01/2022		6,000	5,115
Hema Bondco BV
8.500% due 12/15/2019	EUR	3,000	1,515
Hertz Corp.
5.875% due 10/15/2020		$1,000	1,030
6.250% due 10/15/2022		1,500	1,553
Hexion, Inc.
8.875% due 02/01/2018		3,000	2,618
9.000% due 11/15/2020		4,000	2,660
Huntsman International LLC
4.250% due 04/01/2025	EUR	2,250	2,271
5.125% due 04/15/2021		1,000	1,128
IASIS Healthcare LLC
8.375% due 05/15/2019		$2,000	1,931
iHeartCommunications, Inc.
9.000% due 03/01/2021		4,000	2,835
9.000% due 09/15/2022		3,000	2,093
Immucor, Inc.
11.125% due 08/15/2019		5,750	5,261
Informatica LLC
7.125% due 07/15/2023		7,000	6,667
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		4,000	2,550
6.625% due 12/15/2022		5,000	3,400
8.000% due 02/15/2024		1,625	1,609
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		3,000	750
8.125% due 06/01/2023		2,000	505
International Game Technology PLC
6.250% due 02/15/2022		5,000	5,149
6.500% due 02/15/2025		2,500	2,531
Jaguar Holding Co.
6.375% due 08/01/2023		6,000	6,150
JC Penney Corp., Inc.
5.875% due 07/01/2023		1,000	1,010
JH-Holding Finance S.A.
8.250% due 12/01/2022 (a)	EUR	2,000	2,375
Jo-Ann Stores LLC
8.125% due 03/15/2019		$4,000	3,850
KFC Holding Co.
5.250% due 06/01/2026		1,750	1,798
Kinetic Concepts, Inc.
7.875% due 02/15/2021		1,750	1,865
10.500% due 11/01/2018		5,000	5,012
12.500% due 11/01/2019		8,500	8,054
Kirk Beauty One GmbH
8.750% due 07/15/2023	EUR	5,000	5,909
Kloeckner Pentaplast of America, Inc.
7.125% due 11/01/2020		2,125	2,464
KLX, Inc.
5.875% due 12/01/2022		$7,000	6,895
Laredo Petroleum, Inc.
7.375% due 05/01/2022		3,000	3,023
Level 3 Financing, Inc.
5.250% due 03/15/2026		2,000	1,965
LifePoint Health, Inc.
5.375% due 05/01/2024		2,500	2,513
Lion/Seneca France S.A.S.
7.875% due 04/15/2019	EUR	2,500	2,497
LTF Merger Sub, Inc.
8.500% due 06/15/2023		$2,500	2,375
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		7,500	6,150
4.875% due 04/15/2020		1,000	970
5.500% due 04/15/2025		1,500	1,346
5.625% due 10/15/2023		1,250	1,170
5.750% due 08/01/2022		4,000	3,827
Manitowoc Foodservice, Inc.
9.500% due 02/15/2024		1,500	1,680
Marcolin SpA
8.500% due 11/15/2019	EUR	2,000	2,246
Matador Resources Co.
6.875% due 04/15/2023		$1,625	1,666
Match Group, Inc.
6.375% due 06/01/2024		1,000	1,045
MCE Finance Ltd.
5.000% due 02/15/2021		3,000	2,984
McGraw-Hill Global Education Holdings LLC
7.875% due 05/15/2024		1,250	1,297
MDC Partners, Inc.
6.500% due 05/01/2024		2,000	1,995
Men’s Wearhouse, Inc.
7.000% due 07/01/2022		4,000	3,380

MGM Resorts International
6.000% due 03/15/2023 (i)		5,000	5,287
6.625% due 12/15/2021		6,000	6,555
6.750% due 10/01/2020		4,000	4,390
7.750% due 03/15/2022		5,000	5,669
8.625% due 02/01/2019		750	846
Midas Intermediate Holdco LLC
7.875% due 10/01/2022		2,000	1,920
Modular Space Corp.
10.250% due 01/31/2019		3,000	1,455
Monitchem Holdco S.A.
6.875% due 06/15/2022	EUR	5,000	4,910
MPH Acquisition Holdings LLC
7.125% due 06/01/2024		$5,000	5,262
MPLX LP
4.500% due 07/15/2023		1,000	971
4.875% due 12/01/2024		1,000	976
5.500% due 02/15/2023		500	509
NBTY, Inc.
7.625% due 05/15/2021		5,000	5,019
NCR Corp.
5.000% due 07/15/2022		2,000	1,970
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021 (i)		4,000	3,280
Neiman Marcus Group Ltd. LLC (8.750% Cash or 9.500% PIK)
8.750% due 10/15/2021 (a)		2,000	1,530
Neptune Finco Corp.
6.625% due 10/15/2025		1,000	1,055
10.125% due 01/15/2023		2,000	2,245
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	3,500	4,307
Newfield Exploration Co.
5.625% due 07/01/2024		$5,000	5,025
5.750% due 01/30/2022		1,500	1,526
Noble Holding International Ltd.
4.625% due 03/01/2021		2,000	1,625
4.900% due 08/01/2020		1,000	847
Novasep Holding S.A.S.
8.000% due 12/15/2016		1,063	978
Novelis, Inc.
8.375% due 12/15/2017		2,000	2,046
8.750% due 12/15/2020		5,000	5,215
Numericable SFR S.A.
5.625% due 05/15/2024	EUR	2,800	3,140
6.000% due 05/15/2022		$6,000	5,857
6.250% due 05/15/2024		5,000	4,800
7.375% due 05/01/2026		3,750	3,712
NXP BV
4.125% due 06/01/2021		1,375	1,399
4.625% due 06/01/2023		1,750	1,785
Oasis Petroleum, Inc.
6.500% due 11/01/2021		1,000	918
6.875% due 03/15/2022		3,000	2,790
Open Text Corp.
5.875% due 06/01/2026		2,500	2,519
Pactiv LLC
7.950% due 12/15/2025		2,000	2,085
Party City Holdings, Inc.
6.125% due 08/15/2023		3,000	3,120
Paternoster Holding GmbH
8.500% due 02/15/2023	EUR	8,000	8,100
Performance Food Group, Inc.
5.500% due 06/01/2024		$1,000	1,020
Perstorp Holding AB
8.750% due 05/15/2017		3,500	3,501
11.000% due 08/15/2017		5,000	4,800
Pfleiderer GmbH
7.875% due 08/01/2019	EUR	5,750	6,609
Phosphorus Holdco PLC (10.000% Cash or 10.000% PIK)
10.000% due 04/01/2019 ^	GBP	2,000	120
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		$3,064	3,121
5.875% due 01/15/2024		2,000	2,103
Pinnacle Operating Corp.
9.000% due 11/15/2020		1,000	845
Pizzaexpress Financing PLC
6.625% due 08/01/2021	GBP	1,000	1,259
8.625% due 08/01/2022		2,000	2,435
Platform Specialty Products Corp.
6.500% due 02/01/2022		$4,000	3,540
10.375% due 05/01/2021		2,000	2,020
Ply Gem Industries, Inc.
6.500% due 02/01/2022		10,500	10,382
Post Holdings, Inc.
6.000% due 12/15/2022		6,000	6,172
6.750% due 12/01/2021		5,000	5,300
7.750% due 03/15/2024		1,750	1,927
8.000% due 07/15/2025		1,250	1,392

PQ Corp.
6.750% due 11/15/2022		1,000	1,043
PRA Holdings, Inc.
9.500% due 10/01/2023		8,000	8,920
Premier Foods Finance PLC
6.500% due 03/15/2021	GBP	4,750	6,055
Prestige Brands, Inc.
5.375% due 12/15/2021		$2,000	2,040
6.375% due 03/01/2024		2,000	2,085
Prime Security One MS, Inc.
4.875% due 07/15/2032		2,500	1,934
Prime Security Services Borrower LLC
9.250% due 05/15/2023		4,000	4,250
PSPC Escrow Corp.
6.000% due 02/01/2023	EUR	4,125	3,907
PVH Corp.
4.500% due 12/15/2022		$3,000	3,056
Quorum Health Corp.
11.625% due 04/15/2023		4,500	4,567
Range Resources Corp.
5.000% due 08/15/2022		1,500	1,421
5.000% due 03/15/2023		3,500	3,299
Regency Energy Partners LP
5.000% due 10/01/2022		1,000	1,028
5.500% due 04/15/2023		3,750	3,787
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		3,000	3,106
7.000% due 07/15/2024		3,500	3,610
8.250% due 02/15/2021		6,000	6,278
9.875% due 08/15/2019		414	428
Rite Aid Corp.
6.125% due 04/01/2023		4,000	4,295
Riverbed Technology, Inc.
8.875% due 03/01/2023		3,750	3,900
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		1,690	1,733
Rockies Express Pipeline LLC
5.625% due 04/15/2020		2,500	2,519
6.875% due 04/15/2040		1,250	1,197
Rowan Cos., Inc.
4.750% due 01/15/2024		2,000	1,627
4.875% due 06/01/2022		500	438
5.850% due 01/15/2044		1,000	672
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		2,000	2,030
5.625% due 04/15/2023		2,000	2,018
5.750% due 05/15/2024		7,500	7,481
5.875% due 06/30/2026		2,000	2,000
SAExploration Holdings, Inc.
10.000% due 07/15/2019 ^		1,000	465
SBA Communications Corp.
5.625% due 10/01/2019		1,250	1,295
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,033
Schaeffler Finance BV
3.250% due 05/15/2025	EUR	5,000	5,696
4.750% due 05/15/2021		$2,000	2,053
Schaeffler Holding Finance BV (5.750% Cash or 6.50% PIK)
5.750% due 11/15/2021 (a)	EUR	795	948
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (a)		$3,500	3,649
Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (a)		3,600	3,978
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (a)	EUR	2,025	2,303
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,900	1,211
10.000% due 12/01/2022		5,000	4,087
Sealed Air Corp.
5.125% due 12/01/2024		1,000	1,031
5.250% due 04/01/2023		2,000	2,080
Sensata Technologies BV
4.875% due 10/15/2023		2,500	2,509
5.000% due 10/01/2025		1,500	1,514
5.625% due 11/01/2024		1,500	1,563
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		2,000	2,080
Sequa Corp.
7.000% due 12/15/2017		4,900	1,299
Serta Simmons Bedding LLC
8.125% due 10/01/2020		5,000	5,137
ServiceMaster Co. LLC
7.450% due 08/15/2027		5,000	5,162
Seventy Seven Operating LLC
6.625% due 11/15/2019 ^		1,000	505

Shearer’s Foods LLC
9.000% due 11/01/2019		3,250	3,445
SIG Combibloc Holdings S.C.A.
7.750% due 02/15/2023	EUR	7,000	8,207
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		$10,550	10,141
Simmons Foods, Inc.
7.875% due 10/01/2021		5,000	4,562
SiTV LLC
10.375% due 07/01/2019		5,000	3,875
Smithfield Foods, Inc.
6.625% due 08/15/2022		3,750	3,946
Southwestern Energy Co.
4.050% due 01/23/2020		2,625	2,579
4.100% due 03/15/2022		500	449
Spectrum Brands, Inc.
5.750% due 07/15/2025		1,500	1,569
6.625% due 11/15/2022		3,500	3,732
Springs Industries, Inc.
6.250% due 06/01/2021		4,000	4,060
Standard Industries, Inc.
5.375% due 11/15/2024		4,000	4,090
6.000% due 10/15/2025		3,000	3,150
Station Casinos LLC
7.500% due 03/01/2021		6,000	6,354
Steel Dynamics, Inc.
5.125% due 10/01/2021		1,000	1,026
6.125% due 08/15/2019		1,000	1,036
6.375% due 08/15/2022		250	264
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023		5,000	5,075
Studio City Finance Ltd.
8.500% due 12/01/2020		2,000	2,030
Sun Products Corp.
7.750% due 03/15/2021		15,000	15,581
Swissport Investments S.A.
6.750% due 12/15/2021	EUR	2,000	2,286
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$3,000	1,485
T-Mobile USA, Inc.
6.375% due 03/01/2025		1,500	1,573
6.500% due 01/15/2026		3,000	3,176
6.625% due 04/01/2023		2,500	2,652
6.731% due 04/28/2022		5,000	5,276
6.836% due 04/28/2023		2,500	2,650
TA MFG. Ltd.
3.625% due 04/15/2023	EUR	3,750	3,911
Teck Resources Ltd.
3.000% due 03/01/2019		$605	572
3.750% due 02/01/2023		500	382
4.500% due 01/15/2021		4,000	3,500
4.750% due 01/15/2022		500	425
8.000% due 06/01/2021		500	516
8.500% due 06/01/2024		500	520
TEGNA, Inc.
4.875% due 09/15/2021		750	771
5.500% due 09/15/2024		1,000	1,034
Teine Energy Ltd.
6.875% due 09/30/2022		3,550	3,497
Tempur Sealy International, Inc.
5.500% due 06/15/2026		3,375	3,324
Tenet Healthcare Corp.
5.000% due 03/01/2019		4,000	3,890
6.750% due 06/15/2023		5,000	4,806
8.000% due 08/01/2020		2,000	2,053
8.125% due 04/01/2022		8,000	8,238
Terex Corp.
6.500% due 04/01/2020		2,000	2,028
TES Finance PLC
6.750% due 07/15/2020	GBP	1,500	1,625
Tesoro Logistics LP
6.250% due 10/15/2022		$2,500	2,619
TI Group Automotive Systems LLC
8.750% due 07/15/2023		4,000	3,940
TMF Group Holding BV
9.875% due 12/01/2019	EUR	3,000	3,574
TransDigm, Inc.
6.000% due 07/15/2022		$7,000	7,071
6.500% due 07/15/2024		10,000	10,100
6.500% due 05/15/2025		3,000	3,019
7.500% due 07/15/2021		1,250	1,322
TreeHouse Foods, Inc.
6.000% due 02/15/2024		2,000	2,144
Triumph Group, Inc.
4.875% due 04/01/2021		2,000	1,890

Tronox Finance LLC
6.375% due 08/15/2020		3,500	2,616
7.500% due 03/15/2022		3,000	2,175
Tullow Oil PLC
6.000% due 11/01/2020		3,000	2,438
U.S. Concrete, Inc.
6.375% due 06/01/2024		2,000	2,005
U.S. Foods, Inc.
5.875% due 06/15/2024		2,250	2,312
United Rentals North America, Inc.
5.500% due 07/15/2025		4,000	3,955
7.625% due 04/15/2022		2,500	2,681
Unitymedia GmbH
3.750% due 01/15/2027	EUR	6,000	6,126
6.125% due 01/15/2025		$2,500	2,575
Unitymedia Hessen GmbH & Co. KG
4.000% due 01/15/2025	EUR	2,000	2,242
4.625% due 02/15/2026		1,000	1,149
5.000% due 01/15/2025		$2,000	1,970
Univar USA, Inc.
6.750% due 07/15/2023		3,500	3,474
Univision Communications, Inc.
5.125% due 05/15/2023		4,000	3,990
5.125% due 02/15/2025		5,000	4,962
6.750% due 09/15/2022		2,618	2,775
8.500% due 05/15/2021		736	770
UPC Holding BV
6.375% due 09/15/2022	EUR	2,000	2,357
6.750% due 03/15/2023	CHF	3,000	3,304
UPCB Finance Ltd.
5.375% due 01/15/2025		$4,000	3,980
USG Corp.
9.750% due 01/15/2018		3,796	4,180
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	4,000	3,379
5.500% due 03/01/2023		$1,250	1,010
5.625% due 12/01/2021		5,000	4,150
6.125% due 04/15/2025		5,000	4,025
6.375% due 10/15/2020		3,000	2,595
6.750% due 08/15/2021		4,000	3,430
7.000% due 10/01/2020		1,500	1,331
7.250% due 07/15/2022		5,000	4,313
7.500% due 07/15/2021		2,000	1,774
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (a)		2,250	1,215
VeriSign, Inc.
4.625% due 05/01/2023		2,500	2,544
Verisure Holding AB
6.000% due 11/01/2022	EUR	2,900	3,439
Virgin Media Finance PLC
5.750% due 01/15/2025		$2,000	1,945
6.000% due 10/15/2024		3,000	2,959
6.375% due 10/15/2024	GBP	1,000	1,331
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		2,000	2,503
5.250% due 01/15/2026		$2,000	1,948
5.500% due 01/15/2021	GBP	1,000	1,413
6.250% due 03/28/2029		1,000	1,312
Vizient, Inc.
10.375% due 03/01/2024		$3,000	3,225
VWR Funding, Inc.
4.625% due 04/15/2022	EUR	5,000	5,601
Warren Resources, Inc.
9.000% due 08/01/2022 ^		$1,750	19
Watco Cos. LLC
6.375% due 04/01/2023		3,500	3,482
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (a)		3,475	3,509
WaveDivision Escrow LLC
8.125% due 09/01/2020		5,000	5,225
Weatherford International Ltd.
4.500% due 04/15/2022 (i)		1,000	863
7.000% due 03/15/2038		1,500	1,118
7.750% due 06/15/2021 (i)		1,500	1,466
8.250% due 06/15/2023		500	476
Welltec A/S
8.000% due 02/01/2019		5,000	4,669
Whiting Petroleum Corp.
5.000% due 03/15/2019		2,000	1,850
5.750% due 03/15/2021 (i)		5,000	4,544
6.250% due 04/01/2023		1,000	900
Williams Cos., Inc.
4.550% due 06/24/2024		6,450	5,957
Wind Acquisition Finance S.A.
4.750% due 07/15/2020		1,000	985
7.000% due 04/23/2021	EUR	4,000	4,350
7.375% due 04/23/2021		$5,000	4,812

WPX Energy, Inc.
7.500% due 08/01/2020		1,000	1,003
8.250% due 08/01/2023		1,500	1,511
Wynn Las Vegas LLC
5.375% due 03/15/2022		3,000	3,060
5.500% due 03/01/2025		4,000	3,885
XPO Logistics, Inc.
5.750% due 06/15/2021	EUR	5,500	5,770
Zebra Technologies Corp.
7.250% due 10/15/2022		$3,000	3,195
Zekelman Industries, Inc.
9.875% due 06/15/2023		4,750	4,833
ZF North America Capital, Inc.
4.750% due 04/29/2025		5,000	5,084
Zobele Holding SpA
7.875% due 02/01/2018	EUR	2,000	2,258

			1,429,001

UTILITIES 5.8%
AES Corp.
6.000% due 05/15/2026		$1,250	1,278
7.375% due 07/01/2021		2,000	2,265
8.000% due 06/01/2020 (i)		2,000	2,340
Alcatel-Lucent USA, Inc.
6.450% due 03/15/2029		2,000	2,095
Blue Racer Midstream LLC
6.125% due 11/15/2022		2,500	2,381
Calpine Corp.
5.375% due 01/15/2023		3,000	2,940
5.750% due 01/15/2025		3,000	2,929
EP Energy LLC
9.375% due 05/01/2020		2,000	1,425
Freeport-McMoran Oil & Gas LLC
6.500% due 11/15/2020		1,500	1,511
Frontier Communications Corp.
8.875% due 09/15/2020		2,000	2,142
10.500% due 09/15/2022		2,500	2,655
11.000% due 09/15/2025		2,000	2,085
Genesis Energy LP
6.750% due 08/01/2022		2,000	1,950
Millicom International Cellular S.A.
6.625% due 10/15/2021		2,000	2,061
NRG Energy, Inc.
6.250% due 07/15/2022		4,000	3,930
6.250% due 05/01/2024		2,000	1,914
6.625% due 03/15/2023		1,000	990
7.625% due 01/15/2018		1,157	1,250
7.875% due 05/15/2021		3,000	3,120
8.250% due 09/01/2020		1,000	1,033
ONEOK, Inc.
4.250% due 02/01/2022		375	347
7.500% due 09/01/2023		2,000	2,135
Parsley Energy LLC
7.500% due 02/15/2022		5,000	5,250
Plains All American Pipeline LP
4.650% due 10/15/2025		3,000	3,036
Sprint Capital Corp.
6.900% due 05/01/2019		3,000	2,880
8.750% due 03/15/2032		7,000	6,020
Sprint Communications, Inc.
6.000% due 11/15/2022		8,000	6,335
7.000% due 08/15/2020		1,500	1,348
Sprint Corp.
7.125% due 06/15/2024		5,000	3,981
7.250% due 09/15/2021		4,000	3,430
7.625% due 02/15/2025		2,000	1,592
7.875% due 09/15/2023		7,000	5,757
Targa Resources Partners LP
4.125% due 11/15/2019		1,000	995
4.250% due 11/15/2023		4,000	3,610
5.250% due 05/01/2023		4,250	4,037
6.375% due 08/01/2022		500	504
Telecom Italia Capital S.A.
6.375% due 11/15/2033		5,000	4,994
Telecom Italia SpA
5.303% due 05/30/2024		7,000	7,009

TerraForm Power Operating LLC
5.875% due 02/01/2023	3,000	2,870

		108,424

Total Corporate Bonds & Notes (Cost $1,865,762)		1,752,644

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (b)	294,527	29

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (b)(g)	21,410	47
NVHL S.A. ‘B’ (b)(g)	21,410	47
NVHL S.A. ‘C’ (b)(g)	21,410	47
NVHL S.A. ‘D’ (b)(g)	21,410	47
NVHL S.A. ‘E’ (b)(g)	21,410	47
NVHL S.A. ‘F’ (b)(g)	21,410	48
NVHL S.A. ‘G’ (b)(g)	21,410	48
NVHL S.A. ‘H’ (b)(g)	21,410	48
NVHL S.A. ‘I’ (b)(g)	21,410	48
NVHL S.A. ‘J’ (b)(g)	21,410	48

		475

Total Common Stocks (Cost $2,407)		504

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (h) 0.0%		532

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.2%
0.280% due 07/21/2016 - 12/08/2016 (c)(d)	4,253	4,250

Total Short-Term Instruments (Cost $4,781)		4,782

Total Investments in Securities (Cost $1,878,368)		1,763,117

	SHARES
INVESTMENTS IN AFFILIATES 3.9%
SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short-Term Floating NAV Portfolio III	7,389,838	73,041

Total Short-Term Instruments (Cost $73,037)		73,041

Total Investments in Affiliates (Cost $73,037)		73,041

Total Investments 98.1% (Cost $1,951,405)		$1,836,158
Financial Derivative Instruments (j) 0.4% (Cost or Premiums, net $0)		7,634
Other Assets and Liabilities, net 1.5%		27,139

Net Assets 100.0%		$1,870,931

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(g)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$69	$47	0.00%
NVHL S.A. ‘B’	03/09/2012	69	47	0.00
NVHL S.A. ‘C’	03/09/2012	69	47	0.00
NVHL S.A. ‘D’	03/09/2012	70	47	0.00
NVHL S.A. ‘E’	03/09/2012	70	47	0.00
NVHL S.A. ‘F’	03/09/2012	70	48	0.00
NVHL S.A. ‘G’	03/09/2012	70	48	0.00
NVHL S.A. ‘H’	03/09/2012	70	48	0.01
NVHL S.A. ‘I’	03/09/2012	70	48	0.01
NVHL S.A. ‘J’	03/09/2012	70	48	0.01

		$697	$475	0.03%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$532	U.S. Treasury Notes 0.750% due 12/31/2017	$(546)	$532	$532

Total Repurchase Agreements						$(546)	$532	$532

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(4.625)%	06/16/2016	07/01/2016		$(880)	$(878)
	(4.000)	07/01/2016	TBD	(2)	(888)	(888)
	(3.250)	06/10/2016	TBD	(2)	(1,486)	(1,483)
	(3.000)	06/28/2016	06/28/2017		(4,562)	(4,561)
	(1.750)	06/24/2016	06/24/2017		(442)	(442)
	(1.500)	06/02/2016	TBD	(2)	(686)	(685)
	(1.000)	06/21/2016	TBD	(2)	(879)	(879)
	(0.500)	05/20/2016	TBD	(2)	(1,388)	(1,387)
	(0.500)	06/08/2016	TBD	(2)	(3,039)	(3,038)
RDR	(1.000)	02/09/2016	TBD	(2)	(1,464)	(1,458)
	(1.000)	02/18/2016	TBD	(2)	(4,882)	(4,864)
	(0.500)	06/27/2016	06/27/2017		(1,849)	(1,849)

Total Reverse Repurchase Agreements						$(22,412)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(13,512) at a weighted average interest rate of (1.462)%.

(i)	Securities with an aggregate market value of $23,503 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	48,079		$70,497	$6,492	$0
	07/2016		$188,311	EUR	170,882	1,324	0
	07/2016		65,547	GBP	49,265	37	0
	08/2016	EUR	170,882		$188,513	0	(1,317)
	08/2016	GBP	49,265		65,564	0	(35)
BPS	07/2016		$1,116	EUR	994	0	(13)
BRC	07/2016		2,862	CHF	2,799	4	0
	08/2016	CHF	2,799		$2,867	0	(4)
CBK	07/2016	EUR	692		773	5	0
	07/2016	GBP	1,186		1,713	134	0
	07/2016		$2,053	EUR	1,831	0	(21)
GLM	07/2016	EUR	170,628		$190,348	994	0
JPM	07/2016	CHF	2,799		2,832	0	(34)
	07/2016	EUR	2,387		2,717	68	0

Total Forward Foreign Currency Contracts						$9,058	$(1,424)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,187	$0	$5,187
Corporate Bonds & Notes
Banking & Finance	0	215,219	0	215,219
Industrials	0	1,429,001	0	1,429,001
Utilities	0	108,424	0	108,424
Common Stocks
Consumer Discretionary	29	0	0	29
Health Care	0	475	0	475
Short-Term Instruments
Repurchase Agreements	0	532	0	532
U.S. Treasury Bills	0	4,250	0	4,250
	$29	$1,763,088	$0	$1,763,117

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$73,041	$0	$0	$73,041

Total Investments	$73,070	$1,763,088	$0	$1,836,158

Financial Derivative Instruments - Assets
Over the counter	$0	$9,058	$0	$9,058

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,424)	$0	$(1,424)

Totals	$73,070	$1,770,722	$0	$1,843,792

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Income Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.9%
BANK LOAN OBLIGATIONS 3.3%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023	$3,990	$3,995
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (k)	39,112	39,307
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	2,266	2,272
Charter Communications Operating LLC
3.000% due 07/01/2020	2,900	2,887
DaVita Healthcare Partners, Inc.
3.500% due 06/24/2021	23,506	23,582
Dell International LLC
4.000% due 04/29/2020	2,853	2,852
Dell, Inc.
3.750% due 10/29/2018	45,197	45,220
Delos Finance SARL
3.500% due 03/06/2021	24,357	24,357
Endo Luxembourg Finance Co. SARL
3.750% due 09/26/2022	11,229	11,075
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	1,206,854	1,206,477
FCA US LLC
3.250% due 12/31/2018	13,747	13,764
3.500% due 05/24/2017	13,074	13,085
Fortescue Metals Group Ltd.
4.250% due 06/30/2019	13,686	13,130
HCA, Inc.
3.381% due 05/01/2018	20,773	20,818
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	170,513	170,832
iHeartCommunications, Inc.
7.210% due 01/30/2019	185,570	136,394
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019	11,686	10,619
La Quinta Intermediate Holdings LLC
3.750% due 04/14/2021	3,498	3,424
Las Vegas Sands LLC
3.250% due 12/19/2020	3,176	3,177
Mallinckrodt International Finance S.A.
3.500% due 03/19/2021	4,341	4,298
MGM Growth Properties LLC
4.000% due 04/25/2023	34,743	34,857
OGX (13.000% PIK)
13.000% due 04/10/2049 (c)	6,836	5,601
Rise Ltd.
4.750% due 01/31/2021 (k)	4,015	3,976
Sequa Corp.
5.250% due 06/19/2017	8,049	6,339
T-Mobile USA, Inc.
3.500% due 11/09/2022	40,698	40,880
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016	11,908	11,903
Univision Communications, Inc.
4.000% due 03/01/2020	140,603	139,912
Valeant Pharmaceuticals International, Inc.
4.750% due 12/11/2019	2,068	2,013
4.750% due 08/05/2020	3,335	3,240
5.000% due 04/01/2022	8,630	8,404
Westmoreland Coal Co.
7.500% due 12/16/2020	17,617	13,521

Total Bank Loan Obligations (Cost $2,071,685)		2,022,211

CORPORATE BONDS & NOTES 20.4%
BANKING & FINANCE 12.9%
AerCap Aviation Solutions BV
6.375% due 05/30/2017	1,440	1,490
AGFC Capital Trust
6.000% due 01/15/2067	70,600	33,182
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022	13,000	14,082
Ally Financial, Inc.
2.750% due 01/30/2017	52,430	52,898
3.250% due 09/29/2017	15,500	15,616
3.313% due 07/18/2016	4,150	4,150

3.500% due 07/18/2016		112,695	112,836
3.600% due 05/21/2018		129,820	130,469
4.750% due 09/10/2018		28,385	29,024
5.500% due 02/15/2017		229,065	232,850
6.250% due 12/01/2017		40,750	42,787
American International Group, Inc.
3.300% due 03/01/2021		9,660	10,081
3.900% due 04/01/2026		35,700	36,881
4.125% due 02/15/2024		1,240	1,311
4.875% due 06/01/2022		5,100	5,689
6.400% due 12/15/2020		1,050	1,236
Aviation Capital Group Corp.
3.875% due 09/27/2016		10,857	10,886
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (i)		6,600	6,603
Banco do Brasil S.A.
3.875% due 10/10/2022		3,571	3,294
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	27,100	8,270
4.000% due 01/21/2019 ^		6,600	2,014
4.750% due 01/15/2018 ^		44,800	13,672
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (i)		1,900	2,096
Banco Santander S.A.
6.250% due 09/11/2021 (i)		34,600	32,611
Bank of America Corp.
3.300% due 01/11/2023		$4,400	4,537
3.875% due 08/01/2025		39,750	42,389
4.000% due 04/01/2024		2,200	2,353
4.057% due 10/21/2025	MXN	118,000	7,003
4.100% due 07/24/2023		$5,200	5,582
4.125% due 01/22/2024		3,200	3,453
6.400% due 08/28/2017		2,800	2,955
Bank of America N.A.
1.750% due 06/05/2018		27,600	27,792
Barclays Bank PLC
7.625% due 11/21/2022		170,031	183,315
7.750% due 04/10/2023		18,900	19,538
14.000% due 06/15/2019 (i)	GBP	5,800	9,381
Barclays PLC
3.650% due 03/16/2025		$1,100	1,062
4.375% due 01/12/2026		58,600	59,371
6.500% due 09/15/2019 (i)	EUR	78,765	77,794
7.875% due 09/15/2022 (i)	GBP	65,508	78,770
8.000% due 12/15/2020 (i)	EUR	94,650	98,426
8.250% due 12/15/2018 (i)		$44,399	43,595
BGC Partners, Inc.
5.125% due 05/27/2021		13,500	13,761
5.375% due 12/09/2019		27,740	29,241
Blackstone CQP Holdco LP
9.296% due 03/19/2019		286,057	286,057
BNP Paribas S.A.
7.375% due 08/19/2025 (i)		5,000	4,901
7.625% due 03/30/2021 (i)		21,300	21,353
BPCE S.A.
12.500% due 09/30/2019 (i)		33,500	41,421
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,496	11,797
CIT Group, Inc.
4.250% due 08/15/2017		97,340	99,384
5.000% due 05/15/2017		53,855	54,797
5.250% due 03/15/2018		5,322	5,496
6.625% due 04/01/2018		3,300	3,498
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	6,598	9,374
7.500% due 07/08/2026		950	1,356
CoBank ACB
6.250% due 10/01/2026 (i)		$9,400	9,938
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		6,000	6,366
Cooperatieve Rabobank UA
3.875% due 02/08/2022		2,000	2,175
6.875% due 03/19/2020	EUR	51,950	67,605
8.375% due 07/26/2016 (i)		$42,503	42,736
8.400% due 06/29/2017 (i)		20,220	21,206
Corp. Andina de Fomento
3.950% due 10/15/2021 (h)	MXN	54,044	3,019
Credit Agricole S.A.
7.500% due 06/23/2026 (i)	GBP	16,700	20,039
7.875% due 01/23/2024 (i)		$19,500	18,720
8.125% due 12/23/2025 (i)		26,600	26,555
Credit Suisse AG
6.500% due 08/08/2023		2,700	2,836
Credit Suisse Group AG
6.250% due 12/18/2024 (i)		11,200	10,590
7.500% due 12/11/2023 (i)		25,900	26,158

Credit Suisse Group Funding Guernsey Ltd.
2.923% due 04/16/2021		14,900	15,032
3.450% due 04/16/2021		22,400	22,622
3.800% due 09/15/2022		9,750	9,807
4.550% due 04/17/2026		29,900	31,161
Eksportfinans ASA
0.720% due 07/28/2016	JPY	200,000	1,935
5.500% due 06/26/2017		$3,100	3,212
Essex Portfolio LP
3.375% due 04/15/2026		6,400	6,548
Ford Motor Credit Co. LLC
1.181% due 09/08/2017		300	299
1.486% due 03/12/2019		1,300	1,295
1.553% due 06/15/2018		200	200
1.567% due 11/04/2019		700	688
1.569% due 01/09/2018		3,000	3,000
1.684% due 09/08/2017		200	201
1.724% due 12/06/2017		200	200
2.211% due 01/08/2019		200	203
2.240% due 06/15/2018		4,710	4,759
2.375% due 01/16/2018		10,500	10,633
2.551% due 10/05/2018		2,200	2,242
5.000% due 05/15/2018		2,500	2,650
General Motors Financial Co., Inc.
3.700% due 11/24/2020		3,669	3,774
6.750% due 06/01/2018		2,200	2,392
Goldman Sachs Group, Inc.
2.750% due 09/15/2020		9,700	9,912
3.500% due 01/23/2025		4,600	4,737
3.750% due 05/22/2025		29,000	30,357
4.750% due 10/21/2045		15,500	17,162
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		4,000	4,686
HBOS PLC
5.374% due 06/30/2021	EUR	20,800	26,434
6.750% due 05/21/2018		$14,500	15,589
Hospitality Properties Trust
5.000% due 08/15/2022		11,895	12,801
HSBC Holdings PLC
2.901% due 03/08/2021		49,844	51,108
3.400% due 03/08/2021		42,800	44,135
3.600% due 05/25/2023		45,790	46,845
4.300% due 03/08/2026		78,700	83,603
6.000% due 09/29/2023 (i)	EUR	4,025	4,307
6.875% due 06/01/2021 (i)		$7,900	7,880
International Lease Finance Corp.
6.750% due 09/01/2016		12,700	12,768
7.125% due 09/01/2018		38,400	42,257
8.750% due 03/15/2017		3,600	3,765
Jefferies Finance LLC
6.875% due 04/15/2022		3,300	2,855
7.500% due 04/15/2021		3,600	3,245
Jefferies Group LLC
6.500% due 01/20/2043		42,700	42,554
JPMorgan Chase & Co.
2.153% due 03/01/2021		75,900	77,656
2.550% due 03/01/2021		39,600	40,433
KBC Bank NV
8.000% due 01/25/2023		13,400	14,236
Kilroy Realty LP
4.800% due 07/15/2018		11,000	11,562
Kookmin Bank
2.250% due 02/03/2021		40,400	41,119
Lloyds Bank PLC
12.000% due 12/16/2024 (i)		34,150	46,658
Lloyds Banking Group PLC
3.100% due 07/06/2021 (b)		7,480	7,474
7.500% due 06/27/2024 (i)		4,500	4,410
7.625% due 06/27/2023 (i)	GBP	93,963	118,537
7.875% due 06/27/2029 (i)		25,032	31,616
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		$40,600	42,083
3.850% due 03/01/2026		40,600	44,371
MMcapS Funding Ltd.
0.930% due 12/26/2039		27,666	19,920
MMCapS Funding Ltd.
1.140% due 12/26/2039		10,100	4,848
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	38,350	42,527
Nationwide Building Society
3.900% due 07/21/2025		$20,700	22,168
10.250% due (i)	GBP	53	8,654
Navient Corp.
5.500% due 01/15/2019		$16,089	16,222
8.000% due 03/25/2020		600	615
8.450% due 06/15/2018		31,475	34,150

8.780% due 09/15/2016	MXN	9,100	500
Nordea Kredit Realkreditaktieselskab
2.000% due 04/01/2017	DKK	240,000	36,437
2.000% due 10/01/2047		105,263	15,314
2.500% due 10/01/2037		46,400	7,143
2.500% due 10/01/2047		20,276	3,043
3.000% due 10/01/2047		158,800	24,368
Novo Banco S.A.
5.000% due 04/04/2019	EUR	15,147	12,323
5.000% due 04/23/2019		26,931	21,836
5.000% due 05/14/2019		12,324	9,985
5.000% due 05/21/2019		25,023	20,495
5.000% due 05/23/2019		8,606	7,049
Nykredit Realkredit A/S
1.000% due 04/01/2017	DKK	178,500	26,921
1.000% due 01/01/2019		150,000	22,984
2.000% due 04/01/2017		419,000	63,582
2.000% due 10/01/2037		179,500	26,971
2.000% due 10/01/2047		390,495	56,856
2.500% due 10/01/2037		153,200	23,556
2.500% due 10/01/2047		1,988,219	299,259
3.000% due 10/01/2047		377,700	58,014
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$37,700	36,899
7.250% due 12/15/2021		19,324	18,599
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		872	887
Preferred Term Securities Ltd.
0.000% due 09/26/2034		6,000	1,440
0.953% due 03/22/2037		100,800	70,560
0.953% due 12/22/2037		20,136	13,894
0.963% due 12/22/2036		106,690	76,816
0.993% due 09/22/2036		67,980	48,945
1.003% due 06/22/2037		53,442	27,790
1.023% due 09/22/2037		44,989	22,944
1.033% due 09/23/2035		1,199	971
1.033% due 12/22/2036		17,069	9,388
1.033% due 03/22/2037		48,836	22,953
1.043% due 12/22/2036		3,243	1,849
1.053% due 09/22/2036		30,742	14,756
1.053% due 12/22/2037		2,226	1,202
1.053% due 03/22/2038		116,317	77,768
1.056% due 06/23/2035		286	209
1.083% due 12/22/2035		31,619	16,758
1.103% due 03/22/2038		7,439	4,240
1.133% due 09/23/2035		8,209	4,433
1.153% due 03/23/2035		19,397	14,160
1.155% due 06/23/2035		10,965	5,702
1.227% due 09/26/2034		7,500	4,275
1.233% due 03/23/2035		14,250	7,980
1.253% due 03/22/2038		18,650	8,952
1.256% due 06/24/2034		9,239	5,359
1.273% due 12/22/2036		34,488	16,773
1.306% due 09/24/2033		452	366
1.360% due 07/03/2033		222	191
1.403% due 09/23/2035		21,634	11,466
1.486% due 09/24/2033		41,923	25,573
1.490% due 04/03/2033		427	363
1.500% due 07/03/2033		10,000	7,200
1.536% due 12/24/2033		5,000	3,150
1.540% due 01/03/2033		22,233	16,452
1.553% due 03/22/2038		75,393	58,053
Prologis International Funding S.A.
1.876% due 04/17/2025	EUR	2,100	2,421
Prologis LP
3.750% due 11/01/2025		$7,760	8,291
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	378,300	56,858
1.000% due 04/01/2017		1,739,100	262,079
2.000% due 04/01/2017		1,640,800	249,114
2.000% due 10/01/2037		154,400	23,176
2.500% due 10/01/2037		218,900	33,724
2.500% due 10/01/2047		551,204	82,924
3.000% due 10/01/2047		197,100	30,181
Regional Diversified Funding Ltd.
0.968% due 01/25/2036		$1,817	1,399
Rio Oil Finance Trust
9.250% due 07/06/2024		8,118	7,012
9.750% due 01/06/2027		31,850	27,232
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	10,286	11,314
4.700% due 07/03/2018		$400	409
4.800% due 04/05/2026		88,700	90,436
6.990% due 10/05/2017 (i)(m)		13,813	14,849
6.990% due 10/05/2017 (i)		6,750	7,256
7.500% due 08/10/2020 (i)		42,600	39,298

8.000% due 08/10/2025 (i)		20,200	18,887
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	5,000	6,009
9.500% due 03/16/2022		$50,390	52,525
10.500% due 03/16/2022	EUR	1,100	1,297
13.125% due 03/19/2022	AUD	2,692	2,123
Santander Holdings USA, Inc.
4.500% due 07/17/2025		$134,583	138,740
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (i)	GBP	16,084	19,993
Santander UK PLC
2.500% due 03/14/2019		$5,400	5,458
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019 (m)	EUR	28,600	33,457
4.950% due 02/07/2017		$88,800	90,477
5.180% due 06/28/2019		24,200	25,812
5.400% due 03/24/2017		4,500	4,622
5.717% due 06/16/2021		83,400	90,117
6.125% due 02/07/2022		231,885	256,943
SL Green Realty Corp.
4.500% due 12/01/2022		31,500	32,884
7.750% due 03/15/2020		21,995	25,736
SLM Student Loan Trust
0.287% due 12/15/2033	EUR	1,711	1,636
1.124% due 12/15/2039	GBP	14,107	15,258
Societe Generale S.A.
8.000% due 09/29/2025 (i)(m)		$40,000	38,276
Springleaf Finance Corp.
5.750% due 09/15/2016		1,000	1,005
6.500% due 09/15/2017		25,727	26,627
6.900% due 12/15/2017		148,234	153,978
8.250% due 12/15/2020		268,900	270,244
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (i)	EUR	19,491	24,074
Synchrony Financial
2.032% due 11/09/2017		$10,800	10,806
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,255	6,394
5.744% due 04/13/2040		5,436	6,887
5.801% due 10/13/2040		22,796	28,321
6.052% due 10/13/2039		31,102	41,343
7.623% due 07/13/2039		7,497	11,217
TIG FinCo PLC
8.500% due 03/02/2020		1,665	2,236
8.750% due 04/02/2020		8,144	8,022
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (f)		$102,551	26,437
Trafford Centre Finance Ltd.
1.317% due 07/28/2038	GBP	6,550	7,449
U.S. Capital Funding Ltd.
0.909% due 07/10/2043		$65,560	41,958
1.257% due 05/01/2034		2,452	1,937
1.517% due 05/01/2034		8,600	5,590
UBS AG
4.750% due 05/22/2023		2,700	2,768
4.750% due 02/12/2026	EUR	1,900	2,213
5.125% due 05/15/2024		$54,000	55,143
7.250% due 02/22/2022		13,000	13,358
7.625% due 08/17/2022		84,765	96,208
UBS Group Funding Jersey Ltd.
2.409% due 04/14/2021		30,000	30,338
2.950% due 09/24/2020		9,755	9,931
3.000% due 04/15/2021		40,000	40,848
4.125% due 09/24/2025		115,340	120,014
4.125% due 04/15/2026		17,300	18,051
UniCredit SpA
8.000% due 06/03/2024 (i)		3,100	2,515
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		7,057	7,474
6.902% due 07/09/2020		13,034	14,152
Volkswagen Bank GmbH
0.152% due 11/27/2017	EUR	7,200	7,916
Vonovia Finance BV
3.200% due 10/02/2017		$7,800	7,956
Wells Fargo & Co.
2.020% due 03/04/2021		32,100	32,769
2.500% due 03/04/2021		44,000	45,154
Welltower, Inc.
4.250% due 04/01/2026		21,200	22,847

			7,939,190

INDUSTRIALS 3.9%
AbbVie, Inc.
2.500% due 05/14/2020		6,700	6,865
3.600% due 05/14/2025		49,573	52,042

Actavis Funding SCS
3.000% due 03/12/2020		13,200	13,613
3.800% due 03/15/2025		18,356	19,134
3.850% due 06/15/2024		2,500	2,616
Aetna, Inc.
1.307% due 12/08/2017		7,218	7,230
1.700% due 06/07/2018		14,436	14,559
1.900% due 06/07/2019		17,613	17,856
2.400% due 06/15/2021		5,484	5,611
2.800% due 06/15/2023		15,302	15,667
3.200% due 06/15/2026		27,864	28,757
4.250% due 06/15/2036		13,426	13,919
4.375% due 06/15/2046		11,765	12,231
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	5,400	6,056
American Airlines Pass-Through Trust
3.200% due 12/15/2029		$9,900	10,248
3.650% due 12/15/2029		5,000	5,181
4.000% due 01/15/2027		2,889	3,052
5.250% due 07/31/2022		1,590	1,715
Amgen, Inc.
3.125% due 05/01/2025		18,800	19,659
3.625% due 05/22/2024		2,400	2,581
3.875% due 11/15/2021		8,265	9,030
5.500% due 12/07/2026	GBP	3,425	5,816
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		$17,843	18,510
3.300% due 02/01/2023		17,843	18,799
3.650% due 02/01/2026		15,240	16,344
4.700% due 02/01/2036		21,764	24,565
4.900% due 02/01/2046		25,324	29,786
Ardagh Packaging Finance PLC
4.125% due 05/15/2023	EUR	2,462	2,787
BMC Software Finance, Inc.
8.125% due 07/15/2021		$1,472	1,111
Boston Scientific Corp.
2.850% due 05/15/2020		5,600	5,807
3.375% due 05/15/2022		1,710	1,776
3.850% due 05/15/2025		4,800	5,089
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(m)		20,778	17,661
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 (j)		148,688	137,536
9.000% due 02/15/2020 (j)		178,584	165,637
11.250% due 06/01/2017 (j)		36,934	34,256
California Resources Corp.
5.000% due 01/15/2020		1	1
5.500% due 09/15/2021		612	312
8.000% due 12/15/2022		63,431	45,115
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		2,200	2,182
Charter Communications Operating LLC
3.579% due 07/23/2020		14,560	15,237
4.464% due 07/23/2022		21,840	23,545
4.908% due 07/23/2025		32,761	35,770
6.384% due 10/23/2035		7,280	8,650
Chesapeake Energy Corp.
3.878% due 04/15/2019		24,475	18,540
8.000% due 12/15/2022		15,000	12,788
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,221	1,284
5.500% due 04/29/2022		1,156	1,192
7.250% due 05/10/2021		6,231	7,127
7.707% due 10/02/2022		2,669	2,914
7.875% due 01/02/2020		1,277	1,324
CVS Health Corp.
3.875% due 07/20/2025		14,809	16,328
CVS Pass-Through Trust
4.163% due 08/11/2036		7,008	7,252
5.773% due 01/10/2033		5,986	6,686
5.880% due 01/10/2028		1,523	1,720
7.507% due 01/10/2032		4,256	5,367
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		4,608	5,202
Devon Energy Corp.
6.300% due 01/15/2019		1,800	1,951
Diamond 1 Finance Corp.
5.450% due 06/15/2023 (b)		1,235	1,282
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	15,418	21,580
6.875% due 02/15/2021		5,000	6,988
6.875% due 05/09/2025		15,750	20,903
Express Scripts Holding Co.
3.000% due 07/15/2023 (b)		$9,396	9,424
3.400% due 03/01/2027 (b)		17,189	17,246
4.800% due 07/15/2046 (b)		14,337	14,384

First Quantum Minerals Ltd.
6.750% due 02/15/2020		25,631	21,530
7.000% due 02/15/2021		14,714	11,900
7.250% due 10/15/2019		10,900	9,429
GlaxoSmithKline Capital PLC
3.375% due 12/20/2027	GBP	1,500	2,220
Greene King Finance PLC
1.522% due 06/15/2031		6,688	7,968
5.702% due 12/15/2034		427	517
HCA, Inc.
3.750% due 03/15/2019		$39,602	41,087
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	74,500	79,266
5.014% due 12/27/2017		12,300	12,916
Host Hotels & Resorts LP
4.000% due 06/15/2025		$6,070	6,186
Hyatt Hotels Corp.
4.850% due 03/15/2026		6,000	6,541
iHeartCommunications, Inc.
9.000% due 12/15/2019		38,007	29,028
9.000% due 03/01/2021		140,606	99,655
9.000% due 09/15/2022		163,169	113,810
Imperial Tobacco Finance PLC
3.500% due 02/11/2023		15,806	16,393
Intelsat Luxembourg S.A.
8.125% due 06/01/2023		3,500	884
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		18,780	16,620
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		1,000	1,000
Kraft Heinz Foods Co.
3.000% due 06/01/2026		9	9
3.950% due 07/15/2025		31,547	34,381
4.375% due 06/01/2046		11,363	12,076
Norfolk Southern Corp.
2.903% due 02/15/2023		1,700	1,759
Norwegian Air Shuttle
4.875% due 11/10/2029		17,994	18,151
Novasep Holding S.A.S.
8.000% due 12/15/2016		389	358
Numericable SFR S.A.
5.625% due 05/15/2024	EUR	1,800	2,018
6.000% due 05/15/2022		$10,600	10,348
6.250% due 05/15/2024		54,734	52,545
OGX Austria GmbH
8.375% due 04/01/2022 ^		39,820	0
8.500% due 06/01/2018 ^		136,860	0
Oracle Corp.
1.900% due 09/15/2021 (b)		38,641	38,820
2.400% due 09/15/2023 (b)		25,761	25,908
2.650% due 07/15/2026 (b)		32,201	32,279
3.850% due 07/15/2036 (b)		12,880	12,947
4.000% due 07/15/2046 (b)		19,356	19,553
Perstorp Holding AB
8.750% due 05/15/2017		41,900	41,911
9.000% due 05/15/2017	EUR	14,800	16,470
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$5,751	3,623
5.375% due 04/12/2027		33,529	11,775
6.000% due 11/15/2026		10,300	3,617
8.500% due 11/02/2017		2,556	1,794
Pioneer Natural Resources Co.
6.875% due 05/01/2018		1,300	1,407
7.500% due 01/15/2020		300	352
QVC, Inc.
5.450% due 08/15/2034		3,620	3,363
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	50,689	73,699
Sequa Corp.
7.000% due 12/15/2017		$7,965	2,111
SFR Group S.A.
7.375% due 05/01/2026		98,300	97,317
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		22,529	22,191
Spirit Issuer PLC
3.253% due 12/28/2031	GBP	12,786	15,401
5.472% due 12/28/2028		27,820	37,452
6.582% due 12/28/2027		16,389	22,637
Stryker Corp.
2.000% due 03/08/2019		$3,900	3,967
2.625% due 03/15/2021		1,900	1,966
3.500% due 03/15/2026		5,600	5,956
4.625% due 03/15/2046		4,600	5,194
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		8,400	8,690
3.900% due 03/22/2023		9,500	10,187

Thermo Fisher Scientific, Inc.
3.000% due 04/15/2023		8,800	8,975
3.300% due 02/15/2022		6,060	6,317
4.150% due 02/01/2024		8,624	9,431
4.500% due 03/01/2021		8,140	8,994
Times Square Hotel Trust
8.528% due 08/01/2026		1,707	2,048
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		1,087	1,290
UAL Pass-Through Trust
9.750% due 07/15/2018		3,031	3,138
10.400% due 05/01/2018		12,359	12,714
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	16,642	22,121
6.542% due 03/30/2021		10,704	14,767
United Airlines Pass-Through Trust
3.100% due 01/07/2030		$15,440	15,730
4.000% due 10/11/2027		4,808	5,076
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	9,200	7,772
Virgin Australia Trust
5.000% due 04/23/2025		$2,570	2,657
6.000% due 04/23/2022		551	561
Volkswagen Group of America Finance LLC
1.076% due 11/20/2017		600	594
Walgreens Boots Alliance, Inc.
1.750% due 05/30/2018		5,134	5,176
2.600% due 06/01/2021		4,483	4,562
3.100% due 06/01/2023		3,543	3,608
3.450% due 06/01/2026		10,704	11,027
Western Gas Partners LP
4.650% due 07/01/2026 (b)		6,800	6,786
Westmoreland Coal Co.
8.750% due 01/01/2022		10,637	8,004
Whole Foods Market, Inc.
5.200% due 12/03/2025		26,740	28,897
Wyndham Worldwide Corp.
5.625% due 03/01/2021		1,000	1,118
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		9,789	10,113

			2,396,054

UTILITIES 3.6%
AT&T, Inc.
2.800% due 02/17/2021		8,685	8,922
3.000% due 06/30/2022		23,652	24,257
3.400% due 05/15/2025		1,587	1,627
3.600% due 02/17/2023		8,685	9,104
3.875% due 08/15/2021		8,908	9,609
4.125% due 02/17/2026		14,478	15,583
5.650% due 02/15/2047		8,685	9,974
Dominion Resources, Inc.
1.900% due 06/15/2018		1,000	1,005
4.450% due 03/15/2021		2,700	2,986
Exelon Corp.
2.450% due 04/15/2021		1,000	1,015
2.850% due 06/15/2020		1,900	1,962
3.400% due 04/15/2026		6,100	6,392
4.450% due 04/15/2046		5,400	5,793
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		104,130	103,099
6.000% due 11/27/2023		284,280	304,731
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		3,000	3,116
4.950% due 02/06/2028		77,300	76,045
5.999% due 01/23/2021		98,924	107,085
6.510% due 03/07/2022		46,940	51,517
6.605% due 02/13/2018	EUR	10,150	12,168
7.288% due 08/16/2037		$83,399	97,189
8.146% due 04/11/2018		28,050	30,820
8.625% due 04/28/2034		170,424	215,939
9.250% due 04/23/2019		193,277	223,358
Illinois Power Generating Co.
6.300% due 04/01/2020		19,265	7,610
7.000% due 04/15/2018		18,925	7,475
7.950% due 06/01/2032		3,800	1,482
Linn Energy LLC
12.000% due 12/15/2020 ^		7,807	2,713
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		18,550	5,379
Petrobras Global Finance BV
2.768% due 01/15/2019		98,800	89,513
3.000% due 01/15/2019		15,737	14,620
3.250% due 04/01/2019	EUR	10,333	10,728
3.536% due 03/17/2020		$41,182	36,446

3.750% due 01/14/2021	EUR	3,700	3,616
4.250% due 10/02/2023		600	538
4.375% due 05/20/2023		$18,520	15,088
4.875% due 03/17/2020		46,879	44,066
5.375% due 01/27/2021		48,695	45,043
5.625% due 05/20/2043		2,760	1,981
5.750% due 01/20/2020		54,133	52,357
5.875% due 03/07/2022	EUR	3,300	3,430
6.250% due 03/17/2024		$1,018	908
6.250% due 12/14/2026	GBP	5,700	6,099
6.625% due 01/16/2034		8,700	8,682
6.750% due 01/27/2041		$108,055	87,254
6.850% due 06/05/2115		80,572	61,638
6.875% due 01/20/2040		31,392	25,650
7.250% due 03/17/2044		5,000	4,125
7.875% due 03/15/2019		100,076	103,579
8.375% due 12/10/2018		1,614	1,794
8.375% due 05/23/2021		112,788	116,679
Sierra Hamilton LLC
12.250% due 12/15/2018		15,300	11,934
Sprint Communications, Inc.
6.000% due 12/01/2016		2,235	2,255
Sprint Corp.
7.125% due 06/15/2024		30,638	24,395
7.875% due 09/15/2023		860	707
Tenaska Alabama Partners LP
7.000% due 06/30/2021		689	713
Tokyo Electric Power Co. Holdings, Inc.
2.060% due 08/31/2016	JPY	90,000	874
2.125% due 03/24/2017	CHF	3,000	3,106
Verizon Communications, Inc.
4.600% due 04/01/2021		$4,452	4,997
5.150% due 09/15/2023		43,843	51,159
Yellowstone Energy LP
5.750% due 12/31/2026		5,666	5,905

			2,187,834

Total Corporate Bonds & Notes (Cost $12,824,528)			12,523,078

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
SL Green Operating Partnership LP
3.000% due 10/15/2017		25,000	34,063

Total Convertible Bonds & Notes (Cost $24,962)			34,063

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		7,500	12,042
6.918% due 04/01/2040		7,000	10,214

			22,256

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		15,580	16,456
7.750% due 01/01/2042		27,620	28,066
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		12,595	13,427
7.350% due 07/01/2035		2,085	2,318
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		3,525	3,363

			63,630

MISSOURI 0.1%
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 1995
2.491% due 02/15/2025		30,100	28,133
2.508% due 02/15/2025		3,500	3,271
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 1996
0.259% due 08/15/2025		28,550	26,684
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 2006
1.955% due 06/01/2046		14,375	13,435

			71,523

Total Municipal Bonds & Notes (Cost $147,174)			157,409

U.S. GOVERNMENT AGENCIES 9.8%
Fannie Mae
0.523% due 12/25/2036		118	118

0.573% due 03/25/2034	33	33
0.603% due 08/25/2034	13	13
0.733% due 09/25/2031	2,438	2,375
0.803% due 03/25/2044	16	16
0.848% due 04/18/2028 - 09/18/2031	8	8
0.853% due 11/25/2021 - 08/25/2036	38	39
0.888% due 02/25/2022 (a)	256,228	8,838
0.903% due 07/25/2021	4	4
0.960% due 04/25/2023	3	3
1.004% due 09/25/2022 (a)	102,085	4,229
1.153% due 08/25/2022	3	3
1.190% due 09/25/2022	3	3
1.236% due 09/25/2018 (a)	140,765	2,073
1.253% due 05/25/2022	2	2
1.300% due 03/25/2022	7	7
1.303% due 05/25/2018 - 10/25/2020	8	8
1.335% due 11/01/2028	31	32
1.350% due 09/25/2022	2	2
1.353% due 05/25/2021 - 10/25/2021	16	16
1.400% due 01/25/2022	14	14
1.638% due 10/01/2044	7	7
1.653% due 01/25/2024	10	10
1.753% due 11/25/2021	13	13
1.810% due 10/01/2040	47	48
1.875% due 01/01/2018	1	1
1.914% due 09/01/2017 - 03/01/2033	28	30
1.920% due 04/01/2017 - 07/01/2018	10	11
1.928% due 11/01/2020	15	15
1.931% due 07/01/2032	139	143
1.950% due 03/01/2020	3	3
1.965% due 12/01/2035	19	20
2.000% due 08/01/2018	10	10
2.010% due 12/01/2034	193	201
2.053% due 01/01/2018 - 02/01/2034	1,200	1,248
2.191% due 07/01/2017	1	1
2.200% due 08/01/2017	3	3
2.211% due 08/01/2033	84	88
2.250% due 07/01/2032	83	84
2.275% due 11/01/2033	12	12
2.295% due 01/01/2019	3	3
2.385% due 09/01/2035	12	13
2.402% due 06/01/2025	1	2
2.420% due 10/01/2025	14	15
2.421% due 07/01/2032	9	10
2.423% due 11/01/2033	52	54
2.433% due 01/25/2022 (a)	46,939	4,113
2.445% due 02/01/2032	9	9
2.448% due 07/01/2019	15	15
2.450% due 08/01/2017	1	1
2.456% due 10/01/2032	17	18
2.480% due 08/01/2032	7	7
2.487% due 10/01/2034	170	174
2.500% due 07/01/2017 - 08/25/2042	66,532	68,710
2.505% due 09/01/2033	7	7
2.514% due 12/01/2027	1	1
2.526% due 01/01/2028	1	1
2.527% due 07/01/2025	1	1
2.537% due 12/01/2033	29	31
2.589% due 10/01/2033	1	1
2.590% due 12/01/2032	2	2
2.645% due 11/01/2029 - 09/01/2031	102	106
2.653% due 04/01/2024	6	6
2.655% due 03/01/2033	218	226
2.678% due 04/01/2032	50	52
2.690% due 05/01/2024	30	30
2.717% due 03/01/2036	13	14
2.722% due 04/01/2033	5	5
2.747% due 04/01/2028	11	12
2.770% due 06/01/2032	86	88
2.775% due 05/01/2018 - 02/01/2032	21	21
2.776% due 10/01/2036	8	8
2.800% due 01/01/2035	128	129
2.805% due 05/01/2024	68	69
2.870% due 10/01/2035	244	246
2.875% due 07/01/2025	37	37
2.893% due 10/01/2025	2	2
2.899% due 09/01/2030	28	30
2.941% due 01/01/2029	27	28
2.950% due 09/01/2024	3	3
3.000% due 09/01/2016 - 11/01/2045	8,907	9,346
3.000% due 06/25/2042 (a)	10,869	1,060
3.045% due 03/01/2034	15	16
3.075% due 07/01/2036	18	18
3.100% due 01/01/2026	30,000	32,390
3.135% due 03/01/2036	50	51
3.375% due 09/01/2024	35	35

3.500% due 02/25/2043 (a)	21,084	3,557
3.515% due 08/01/2026	2	2
3.840% due 08/01/2021	18,604	20,505
3.875% due 01/01/2027	8	8
4.000% due 03/01/2034 - 12/01/2045	183,857	200,803
4.000% due 12/25/2042 (a)	4,096	648
4.058% due 12/01/2027	8	9
4.453% due 05/25/2025	6,400	6,326
4.500% due 11/01/2023 - 01/01/2042	79,281	87,437
4.500% due 12/25/2042 (a)	3,548	729
4.625% due 04/01/2027	70	71
4.975% due 09/01/2022	18	18
5.000% due 08/25/2033 - 06/25/2043	99,001	113,952
5.020% due 06/01/2033	9,317	10,861
5.397% due 03/25/2041 (a)	9,441	1,634
5.446% due 09/01/2018	3	3
5.500% due 08/01/2023 - 06/01/2048	26,960	30,393
5.577% due 06/25/2037 (a)	1,544	293
5.597% due 03/25/2037 (a)	2,788	485
5.617% due 12/25/2036 - 02/25/2037 (a)	4,498	777
5.647% due 04/25/2037 (a)	2,651	486
5.657% due 04/25/2037 (a)	4,491	819
5.697% due 08/25/2035 - 02/25/2043 (a)	17,265	3,155
5.847% due 01/25/2038 (a)	6,646	1,057
5.897% due 01/25/2040 (a)	7,811	1,518
5.927% due 03/25/2037 (a)	8,359	1,659
5.947% due 05/25/2037 (a)	2,490	449
5.957% due 06/25/2037 (a)	8,776	1,725
5.987% due 04/25/2037 (a)	52,617	10,342
5.997% due 12/25/2037 - 10/25/2039 (a)	13,426	2,260
6.000% due 06/25/2029 - 09/01/2040	46,884	53,916
6.047% due 02/25/2037 (a)	6,232	1,099
6.097% due 10/25/2036 - 06/25/2040 (a)	7,083	1,330
6.147% due 11/25/2035 (a)	1,656	278
6.197% due 11/25/2036 - 04/25/2037 (a)	12,272	1,391
6.247% due 03/25/2036 (a)	5,354	1,059
6.290% due 02/25/2029	484	523
6.337% due 04/25/2037 (a)	4,251	898
6.500% due 06/25/2028 - 02/01/2036	394	457
6.547% due 02/25/2038 (a)	17,015	3,595
6.693% due 06/25/2042	32	38
6.747% due 02/25/2037 (a)	1,620	335
6.850% due 12/18/2027	11	13
6.900% due 05/25/2023	36	40
7.000% due 07/25/2022 - 01/25/2048	603	683
7.500% due 07/25/2022 - 06/25/2042	93	107
7.585% due 01/17/2040	221	230
8.000% due 07/25/2022	5	5
8.500% due 06/25/2030	233	279
8.600% due 08/25/2019	34	37
9.093% due 08/25/2043	885	914
16.078% due 03/25/2038	1,600	2,212
18.497% due 04/25/2023 (a)	44	18
Fannie Mae, TBA
3.000% due 07/01/2031 - 08/01/2046	2,580,000	2,677,479
3.500% due 08/01/2031 - 08/01/2046	1,804,600	1,904,021
4.000% due 08/01/2046	2,000	2,142
Freddie Mac
0.100% due 05/25/2020 (a)	381,975	1,073
0.642% due 03/15/2031	51	51
0.713% due 08/25/2031	21	20
0.734% due 01/25/2021 (a)	96,258	2,170
0.786% due 01/15/2038	100,989	100,489
0.843% due 03/25/2020 (a)	43,825	953
0.946% due 01/25/2023 (a)	187,730	7,998
1.332% due 06/25/2021 (a)	58,032	2,969
1.479% due 11/25/2019 (a)	125,260	4,470
1.526% due 12/25/2021 (a)	107,070	6,469
1.610% due 08/25/2016 (a)	35,889	8
1.654% due 03/25/2019 (a)	50,915	1,790
1.701% due 10/25/2018 (a)	66,962	2,064
1.810% due 07/25/2044	16	17
1.870% due 09/25/2018 (a)	30,364	990
1.926% due 01/15/2038 (a)	100,989	6,694
2.000% due 01/01/2020	5	5
2.032% due 10/15/2023	279	289
2.085% due 02/01/2037	9	9
2.104% due 05/01/2019	1	1
2.175% due 06/01/2019	9	9
2.245% due 08/01/2034	2	2
2.250% due 04/01/2017	19	20
2.290% due 01/01/2037	282	293
2.306% due 02/01/2033	2	2
2.309% due 02/01/2018	5	5
2.405% due 11/01/2017	2	2
2.450% due 09/01/2036	1	1

2.473% due 01/01/2033	15	16
2.480% due 09/01/2031 - 07/01/2033	184	189
2.488% due 09/01/2034	75	79
2.489% due 04/01/2036	16	17
2.491% due 09/01/2033	131	137
2.500% due 07/01/2017 - 09/01/2032	24,131	25,052
2.507% due 09/01/2037	12	13
2.508% due 09/01/2037	4	4
2.513% due 08/01/2024	3	3
2.515% due 10/01/2032	44	46
2.517% due 05/01/2035	64	67
2.539% due 01/01/2035	125	132
2.549% due 06/01/2037	4	4
2.553% due 02/01/2026	40	40
2.567% due 07/01/2034	105	111
2.600% due 06/01/2033	20	21
2.608% due 09/01/2037	11	11
2.615% due 11/01/2031	42	44
2.617% due 01/01/2033	11	11
2.620% due 09/01/2037	4	4
2.621% due 12/01/2034	20	21
2.629% due 08/01/2037	4	4
2.635% due 07/01/2025	52	53
2.643% due 08/01/2036	2	2
2.653% due 10/25/2028	2,250	2,270
2.687% due 05/01/2029	49	51
2.710% due 02/01/2036	13	14
2.712% due 11/01/2036	4	5
2.715% due 12/01/2037	5	6
2.718% due 09/01/2024	15	15
2.729% due 11/01/2029	199	211
2.762% due 09/01/2023	6	6
2.772% due 05/01/2037	11	11
2.777% due 03/01/2031	37	38
2.781% due 04/01/2033	3	3
2.782% due 09/01/2033	6	6
2.785% due 01/01/2035	81	85
2.790% due 03/01/2032	278	289
2.796% due 05/01/2019 - 12/01/2033	228	238
2.813% due 05/01/2033	25	27
2.867% due 07/01/2033	41	44
3.000% due 10/01/2024 - 06/01/2045	31	31
3.000% due 03/15/2027 - 12/15/2042 (a)	84,224	11,108
3.026% due 04/01/2036	15	16
3.176% due 08/01/2035	12	13
3.204% due 03/01/2025	24	24
3.265% due 01/25/2019 (a)	25,063	1,366
3.273% due 11/01/2035	118	126
3.500% due 08/15/2042	8,004	8,746
3.500% due 12/15/2042 (a)	18,288	2,789
3.615% due 06/25/2041 (a)	3,500	547
3.703% due 05/25/2025	7,050	6,813
3.753% due 10/25/2027	4,050	4,050
4.000% due 04/15/2019 - 01/15/2041	24,968	27,598
4.500% due 11/15/2040	25,807	30,580
4.778% due 03/15/2036 (a)	3,416	371
5.000% due 02/15/2024 - 05/15/2038	11,523	12,773
5.500% due 08/15/2036 - 06/15/2041	76,894	87,409
5.508% due 11/15/2037 (a)	15,526	2,801
5.608% due 08/15/2037 (a)	2,235	398
5.625% due 07/01/2037 - 02/01/2038	771	865
5.758% due 06/15/2038 - 01/15/2042 (a)	13,693	2,423
5.998% due 03/15/2037 (a)	10,699	2,064
6.000% due 03/15/2017 - 02/15/2032	4,334	4,938
6.008% due 03/15/2037 - 06/15/2039 (a)	4,933	1,029
6.108% due 09/15/2036 (a)	5,414	1,106
6.128% due 09/15/2036 (a)	2,839	574
6.208% due 04/15/2036 - 05/15/2036 (a)	18,057	3,727
6.258% due 04/15/2026 (a)	2,197	326
6.308% due 01/15/2037 (a)	2,113	421
6.500% due 11/15/2021 - 04/15/2029	409	467
6.658% due 06/15/2032 (a)	2,616	146
6.708% due 08/15/2036 (a)	5,209	964
6.750% due 01/15/2024	10	11
6.758% due 07/15/2034 (a)	1,553	230
7.000% due 05/15/2021 - 09/01/2047	977	1,110
7.101% due 12/15/2042	4,801	5,163
7.250% due 09/15/2030	37	43
7.500% due 11/15/2021 - 09/15/2030	320	367
8.500% due 06/15/2031	135	160
8.611% due 05/15/2023	13	16
8.813% due 11/15/2043	48,032	61,149
8.973% due 08/15/2044	23,093	28,641
9.000% due 09/15/2020 - 02/15/2021	23	25
9.016% due 01/15/2041	1,747	2,142
9.976% due 02/15/2040	605	813

15.216% due 12/15/2031 - 02/15/2032	1,756	2,549
15.770% due 09/15/2034	2,187	2,653
18.864% due 02/15/2024	38	56
19.261% due 11/15/2023	47	67
19.596% due 02/15/2024	15	23
19.781% due 10/15/2031	48	69
Ginnie Mae
0.768% due 03/16/2051 (a)	1,574	43
0.769% due 08/16/2048 (a)	23,010	977
1.036% due 10/16/2053 (a)	8,161	367
1.072% due 11/16/2043 (a)	62,959	2,941
1.086% due 07/20/2063	26,327	26,383
1.186% due 11/20/2065	39,017	38,849
1.236% due 05/20/2066	78,292	78,369
1.286% due 04/20/2066	20,413	20,449
1.436% due 03/20/2066	44,827	45,329
1.586% due 03/20/2066	12,813	13,073
1.750% due 06/20/2022 - 06/20/2032	157	161
1.875% due 10/20/2029	50	50
2.000% due 02/20/2024 - 01/20/2035	301	313
2.375% due 08/20/2033	11	11
3.500% due 01/20/2042 - 03/20/2043 (a)	9,139	545
4.000% due 03/20/2043 (a)	7,215	580
5.000% due 07/20/2033	496	555
5.500% due 04/20/2037	83	111
5.625% due 07/20/2037 - 01/20/2038	901	997
5.702% due 03/20/2043 (a)	61,114	5,956
6.100% due 06/15/2028 - 03/15/2029	809	925
6.490% due 01/15/2028 - 01/15/2029	847	970
26.607% due 03/20/2031	433	768
Small Business Administration
5.370% due 04/01/2028	615	690
7.100% due 02/01/2017	3	3
7.190% due 12/01/2019	68	71
7.590% due 01/01/2020	29	30
Vendee Mortgage Trust
6.500% due 09/15/2024	94	106

Total U.S. Government Agencies (Cost $5,957,782)		6,021,861

U.S. TREASURY OBLIGATIONS 13.7%
U.S. Treasury Bonds
2.500% due 02/15/2046 (m)	580,480	605,014
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2017 (o)	84,259	84,813
0.125% due 04/15/2020 (o)(q)	33,608	34,401
0.625% due 07/15/2021 (o)(q)	437,583	461,121
0.625% due 02/15/2043 (q)	32,256	31,491
0.750% due 02/15/2042 (q)	88,083	88,525
1.375% due 02/15/2044 (q)	62,511	72,448
2.375% due 01/15/2025	1,075,374	1,285,548
U.S. Treasury Notes
1.375% due 10/31/2020 (o)(q)	336,100	342,284
1.375% due 04/30/2021	248,900	253,251
1.625% due 11/30/2020 (o)(q)	124,200	127,870
1.625% due 02/15/2026	3,307	3,346
1.750% due 12/31/2020 (o)(q)	765,400	791,890
2.125% due 05/15/2025 (o)(q)	1,861,315	1,967,287
2.250% due 11/15/2025	2,077,970	2,218,233

Total U.S. Treasury Obligations (Cost $8,009,616)		8,367,522

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.3%
Adjustable Rate Mortgage Trust
0.723% due 11/25/2035	9,211	8,153
0.953% due 10/25/2035	299	277
0.953% due 03/25/2036	1,337	782
0.993% due 01/25/2036	1,523	1,284
1.603% due 01/25/2035	12,191	9,894
2.730% due 08/25/2036	9,993	6,765
2.733% due 07/25/2035	4,837	4,349
2.763% due 01/25/2036 ^	561	493
2.811% due 11/25/2035 ^	3,786	3,408
2.892% due 02/25/2036	4,009	3,413
2.919% due 01/25/2036 ^	15,630	13,922
2.929% due 11/25/2035 ^	1,256	1,065
2.956% due 01/25/2036	2,747	2,371
2.972% due 11/25/2035 ^	476	411
2.977% due 05/25/2035	10,631	10,481
3.110% due 09/25/2035	3,380	2,808
American General Mortgage Loan Trust
0.000% due 09/25/2048 (f)	509,259	503,658
1.000% due 09/25/2048	123,328	122,212
American Home Mortgage Assets Trust
0.643% due 05/25/2046 ^	18,473	13,481
0.643% due 12/25/2046 ^	52,463	33,384

0.643% due 06/25/2047 ^		244	167
0.663% due 10/25/2046		389	259
1.357% due 11/25/2046		137,744	65,207
American Home Mortgage Investment Trust
0.733% due 05/25/2047		5,600	982
0.753% due 11/25/2045		558	428
2.405% due 10/25/2034		3,559	3,407
2.728% due 12/25/2035		516	341
2.728% due 11/25/2045 ^		55,936	42,033
2.730% due 10/25/2034		303	303
2.958% due 06/25/2045		1,187	1,166
2.978% due 02/25/2045		24,200	24,223
5.408% due 09/25/2035		47,158	35,842
Angel Oak Mortgage Trust LLC
4.500% due 11/25/2045		12,535	12,605
Asti Finance SRL
0.456% due 05/27/2050	EUR	10,114	11,144
AyT Hipotecario FTA
0.006% due 03/18/2035		1,508	1,656
AyT Hipotecario Mixto Fondo de Titulizacion de Activos
0.015% due 09/15/2035		1,203	1,320
BAMLL Commercial Mortgage Securities Trust
1.662% due 01/15/2028		$3,000	3,004
Banc of America Alternative Loan Trust
0.853% due 05/25/2035 ^		1,456	1,095
0.853% due 06/25/2046 ^		102	65
4.750% due 02/25/2019		13	13
5.500% due 07/25/2020 ^		62	61
5.500% due 10/25/2033		11,747	12,004
5.500% due 12/25/2035 ^		252	231
5.750% due 04/25/2034		761	770
6.000% due 03/25/2021 ^		46	44
6.000% due 06/25/2034		14,702	15,381
6.000% due 07/25/2034		14,301	14,968
6.000% due 11/25/2034		58	61
6.000% due 12/25/2034		57	61
6.000% due 07/25/2035 ^		12,715	12,074
6.000% due 08/25/2035 ^		1,997	1,643
6.000% due 01/25/2036 ^		33,605	31,895
6.000% due 03/25/2036 ^		6,444	6,285
6.000% due 06/25/2046 ^		434	358
6.000% due 07/25/2046 ^		1,485	1,212
6.067% due 11/25/2021 ^		392	358
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		31,957	32,432
5.723% due 06/10/2049		4,606	4,683
Banc of America Funding Ltd.
0.699% due 10/03/2039		16,713	16,389
Banc of America Funding Trust
0.608% due 02/20/2047		12,632	10,276
0.728% due 05/20/2036		97,554	42,650
0.743% due 07/25/2037		93	78
0.758% due 09/20/2035 ^		7,533	5,189
0.953% due 07/25/2036 ^		89	63
2.108% due 06/20/2035 ^		1,339	846
2.232% due 01/26/2037		13	13
2.883% due 09/20/2035		55	53
2.888% due 03/20/2035		743	734
2.907% due 12/20/2034		543	502
2.926% due 05/25/2035		74	69
2.948% due 09/20/2035 ^		766	582
3.017% due 01/20/2047 ^		315	266
3.023% due 05/20/2036 ^		486	438
3.053% due 03/20/2036		819	672
3.070% due 07/20/2036		12,487	12,150
3.144% due 10/20/2046 ^		424	315
3.187% due 04/20/2035		519	459
3.195% due 03/20/2036		135	121
3.427% due 11/20/2035		6,961	5,164
3.579% due 05/20/2034		839	845
4.321% due 09/20/2046 ^		3,586	2,910
5.500% due 09/25/2034		124	124
5.500% due 03/25/2036 ^		240	228
5.888% due 04/25/2037 ^		735	644
6.000% due 09/25/2036 ^		5,409	4,827
6.000% due 08/25/2037 ^		16,259	14,173
6.000% due 10/26/2037		19,724	17,210
Banc of America Mortgage Trust
2.623% due 08/25/2034		549	545
2.747% due 12/25/2033		200	196
2.764% due 12/25/2034		319	311
2.795% due 11/25/2035 ^		1,226	1,093
2.837% due 09/25/2034		4,195	4,107
2.858% due 11/25/2034		152	146
2.872% due 09/25/2035 ^		1,676	1,544
2.872% due 09/25/2035		252	246

2.881% due 10/25/2035 ^		57	51
2.894% due 02/25/2036 ^		3,309	2,963
2.897% due 01/25/2034		480	477
2.920% due 09/25/2033		4,627	4,576
2.922% due 03/25/2034		11	11
2.929% due 11/25/2035 ^		591	545
2.945% due 01/25/2036 ^		450	391
2.953% due 02/25/2035		657	649
2.966% due 07/25/2035 ^		1,985	1,842
2.973% due 12/25/2033		122	121
2.979% due 08/25/2033		38	37
3.014% due 11/20/2046 ^		95	77
3.033% due 04/25/2034		52	51
3.051% due 03/25/2035		804	746
3.112% due 07/25/2034		41	41
3.199% due 04/25/2035 ^		1,023	949
3.206% due 05/25/2033		30	30
3.218% due 05/25/2035 ^		516	485
3.246% due 06/25/2035		726	705
3.257% due 02/25/2033		87	86
3.260% due 05/25/2034		947	938
3.275% due 04/25/2033		155	152
3.278% due 02/25/2035		523	514
3.361% due 05/25/2033		6	6
3.546% due 07/20/2032		32	32
3.594% due 03/25/2033		300	299
5.000% due 08/25/2019		19	19
5.250% due 07/25/2035		350	332
5.500% due 09/25/2035 ^		427	405
5.500% due 10/25/2035 ^		1,113	1,084
5.500% due 11/25/2035 ^		3,781	3,545
6.000% due 09/25/2037 ^		560	511
6.000% due 07/25/2046		10,521	9,314
6.500% due 10/25/2031		43	45
6.500% due 09/25/2033		32	34
Bankinter Fondo de Titulizacion de Activos
0.029% due 12/15/2040	EUR	3,710	3,987
Bayview Commercial Asset Trust
0.733% due 01/25/2037		$122	110
BCAP LLC Trust
0.604% due 06/26/2036		19,971	18,012
0.616% due 02/26/2037		7,629	5,334
0.623% due 01/25/2037 ^		917	737
0.638% due 07/26/2036		363	279
0.673% due 05/25/2047 ^		11,434	8,638
0.773% due 05/26/2037		19,516	15,305
2.508% due 06/26/2037		14,706	11,984
2.522% due 05/26/2036		873	856
2.638% due 11/26/2035		2,103	1,859
2.783% due 10/26/2033		19	16
2.854% due 02/26/2036		74	68
2.876% due 10/26/2035		10,178	7,396
2.912% due 06/26/2035		135	120
2.946% due 09/26/2035		45	34
2.974% due 03/26/2035		68	58
3.040% due 10/26/2035		21,012	21,152
3.143% due 05/26/2047		21,155	17,569
3.863% due 11/27/2037		12,732	12,522
4.411% due 01/26/2036		3,898	2,540
5.250% due 02/26/2036		2,021	1,769
5.250% due 04/26/2037		3,807	3,497
5.500% due 12/26/2035		67	67
5.750% due 04/25/2037		10,973	9,180
6.000% due 07/26/2036		20,568	14,710
6.390% due 08/26/2022		173	157
BCC Mortgages PLC
0.035% due 03/12/2038	EUR	6,158	6,738
Bear Stearns Adjustable Rate Mortgage Trust
2.455% due 02/25/2036 ^		$353	328
2.533% due 02/25/2033		5	5
2.580% due 02/25/2036		319	312
2.729% due 08/25/2035		3,780	3,341
2.752% due 12/25/2046		7,290	6,156
2.804% due 01/25/2035		619	602
2.817% due 02/25/2036 ^		54	42
2.830% due 08/25/2035		1,563	1,343
2.836% due 11/25/2034		1,773	1,746
2.870% due 02/25/2036 ^		1,131	952
2.889% due 10/25/2034		118	117
2.897% due 03/25/2035		1,712	1,675
2.908% due 11/25/2034		55	52
2.913% due 03/25/2035		1,288	1,213
2.915% due 01/25/2035		1,717	1,629
2.935% due 08/25/2035 ^		7,394	6,667
2.988% due 04/25/2034		2,197	2,098
2.996% due 01/25/2035		117	115

2.997% due 02/25/2035		4,015	4,002
3.022% due 07/25/2034		512	500
3.047% due 08/25/2035		16,079	15,535
3.065% due 04/25/2034		766	755
3.067% due 08/25/2035 ^		34,572	32,206
3.143% due 05/25/2047 ^		1,281	1,156
3.167% due 08/25/2035		54,130	53,166
3.169% due 02/25/2036 ^		209	198
3.172% due 04/25/2034		935	905
3.231% due 07/25/2036 ^		7,572	6,587
3.273% due 11/25/2034		27	26
3.313% due 07/25/2034		461	452
3.480% due 07/25/2034		2	2
4.692% due 06/25/2047 ^		11,158	9,949
4.701% due 08/25/2047 ^		7,564	6,982
5.388% due 05/25/2037		7,219	6,488
Bear Stearns ALT-A Trust
0.613% due 02/25/2034		104	91
0.673% due 07/25/2035		414	403
0.773% due 08/25/2036		28,859	22,952
0.773% due 11/25/2036 ^		7,581	5,910
0.773% due 06/25/2046 ^		25,149	17,857
0.893% due 04/25/2036		12,990	10,343
0.933% due 02/25/2036		6,368	5,238
1.093% due 04/25/2034		438	421
1.093% due 07/25/2034		60	57
1.193% due 11/25/2034		125	122
1.383% due 11/25/2034		17,392	12,158
2.178% due 07/25/2034		4,507	3,658
2.527% due 01/25/2034		85	77
2.651% due 02/25/2036 ^		3,921	3,295
2.685% due 04/25/2035		2,864	2,761
2.688% due 09/25/2035 ^		87	56
2.699% due 02/25/2036 ^		19,314	15,294
2.732% due 01/25/2036 ^		14,902	12,271
2.762% due 04/25/2035		2,638	2,520
2.776% due 01/25/2035		244	220
2.786% due 10/25/2035		61,931	55,736
2.819% due 04/25/2035		1,120	983
2.827% due 01/25/2035		570	438
2.835% due 02/25/2036 ^		3,960	2,778
2.846% due 09/25/2047 ^		42,244	27,023
2.859% due 09/25/2034		191	187
2.860% due 08/25/2036 ^		398	254
2.885% due 07/25/2035		90,075	79,056
2.902% due 09/25/2035		12,970	10,895
2.907% due 11/25/2036		14,398	10,838
2.913% due 05/25/2035		5,808	5,383
2.930% due 03/25/2036 ^		19,584	14,872
2.937% due 08/25/2034		3,498	3,511
2.943% due 01/25/2036		73,344	60,752
2.947% due 11/25/2035 ^		15,694	11,630
2.952% due 05/25/2036		23,229	16,388
2.967% due 02/25/2034		273	280
2.993% due 06/25/2034		1,664	1,634
3.000% due 11/25/2035 ^		27,096	20,095
3.037% due 05/25/2036 ^		16,125	11,184
3.062% due 08/25/2036 ^		6,358	4,700
3.087% due 04/25/2035		1,600	1,476
3.095% due 01/25/2047		5,444	4,046
3.215% due 09/25/2035 ^		19,866	16,345
3.247% due 05/25/2036		28,472	20,581
3.355% due 05/25/2036 ^		19	14
3.828% due 09/25/2034		292	288
4.725% due 07/25/2035 ^		23,139	18,567
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030		5,940	6,139
Bear Stearns Deutsche Bank Trust
1.056% due 09/15/2027 (a)		73,586	1,999
Bear Stearns Mortgage Funding Trust
0.623% due 03/25/2037		126,808	102,885
0.633% due 06/25/2037		21,853	18,354
0.653% due 11/25/2036 ^		50,845	39,812
0.653% due 09/25/2046		32,591	24,511
0.663% due 06/25/2037		138,972	113,685
0.673% due 08/25/2036		28,479	22,641
Bear Stearns Structured Products, Inc. Trust
2.690% due 12/26/2046		377	281
2.878% due 01/26/2036		17,180	13,487
7.000% due 07/25/2037		43,265	33,072
Bella Vista Mortgage Trust
0.698% due 05/20/2045		486	368
Berica ABS SRL
0.019% due 12/31/2055	EUR	72,988	80,640
0.042% due 11/30/2051		16,094	17,815

Berica Residential MBS SRL
0.066% due 03/31/2048		33,450	36,843
BLCP Hotel Trust
1.392% due 08/15/2029		$11,811	11,702
Bluestone Securities PLC
0.776% due 06/09/2044	GBP	1,853	2,300
Business Mortgage Finance PLC
0.122% due 08/15/2040	EUR	5,050	5,370
BXHTL Mortage Trust
3.672% due 05/15/2029		$20,693	20,374
4.131% due 05/15/2029		42,000	39,690
Celtic Residential Irish Mortgage Securitisation PLC
0.021% due 11/13/2047	EUR	109,912	113,893
0.031% due 12/14/2048		62,655	63,649
0.067% due 03/18/2049		112,705	116,090
0.098% due 04/10/2048		91,685	93,021
0.832% due 12/14/2048	GBP	48,407	58,276
CFCRE Commercial Mortgage Trust
1.464% due 04/15/2044 (a)		$24,305	1,005
Chase Mortgage Finance Trust
2.629% due 01/25/2036 ^		1,348	1,237
2.657% due 12/25/2035 ^		1,517	1,443
2.713% due 07/25/2037		13	13
2.941% due 02/25/2037		191	184
2.947% due 07/25/2037		136	136
4.467% due 12/25/2037 ^		1,366	1,302
4.786% due 03/25/2037 ^		10,183	9,492
5.393% due 09/25/2036 ^		42	37
5.500% due 11/25/2035		2,737	2,696
6.000% due 10/25/2036 ^		124	103
6.000% due 12/25/2036		192	157
6.000% due 02/25/2037 ^		2,939	2,422
6.000% due 03/25/2037 ^		1,432	1,232
6.000% due 05/25/2037 ^		19,686	15,865
6.000% due 05/25/2037		3,493	2,907
6.250% due 10/25/2036 ^		10,844	9,163
ChaseFlex Trust
0.733% due 05/25/2037		13,008	11,540
0.793% due 08/25/2037		15,261	12,177
4.400% due 08/25/2037 ^		1,932	1,620
4.703% due 06/25/2036		17,710	14,889
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.633% due 05/25/2036		505	449
0.733% due 01/25/2035		1,500	1,349
0.753% due 08/25/2035		156	140
0.913% due 05/25/2036		989	868
Citicorp Mortgage Securities Trust
5.500% due 10/25/2021		105	105
5.500% due 12/25/2021		109	110
5.500% due 06/25/2037		599	597
5.500% due 07/25/2037		1,250	1,214
5.750% due 06/25/2036		361	364
5.750% due 01/25/2037		20	21
6.000% due 02/25/2036		82	82
6.000% due 08/25/2036		13,598	13,952
Citigroup Commercial Mortgage Trust
0.816% due 05/15/2043 (a)		3,791	0
3.349% due 02/10/2049		40,000	42,824
3.368% due 02/10/2049		51,409	55,289
5.485% due 03/17/2051		9,558	9,714
Citigroup Mortgage Loan Trust, Inc.
0.523% due 01/25/2037		573	431
0.703% due 09/25/2036		4,020	3,361
1.403% due 09/25/2037		8,689	6,686
2.141% due 08/25/2035		1,766	1,668
2.469% due 09/25/2037		4,754	4,594
2.508% due 06/25/2037		5	5
2.590% due 10/25/2046		6,666	5,325
2.730% due 03/25/2036 ^		1,308	1,257
2.777% due 11/25/2036 ^		1,111	974
2.861% due 08/25/2035		2,187	2,153
2.886% due 03/25/2034		1,071	1,060
2.903% due 10/25/2035 ^		110	92
2.923% due 05/25/2035		764	747
2.927% due 03/25/2036 ^		11,026	10,434
2.988% due 03/25/2037 ^		3,659	2,995
3.003% due 12/25/2035 ^		592	457
3.040% due 05/25/2035		206	202
3.046% due 07/25/2036		18	18
3.155% due 10/25/2035 ^		5,199	4,440
3.178% due 09/25/2037 ^		2,774	2,360
3.183% due 02/25/2034		66	65
3.191% due 06/25/2036 ^		5,934	5,569
3.364% due 07/25/2036 ^		6,712	5,113
5.250% due 03/25/2037 ^		6,803	5,154
5.366% due 11/25/2036 ^		16,245	14,011

5.500% due 12/25/2035 ^		144	141
5.750% due 09/25/2021		12,988	12,820
5.750% due 04/25/2047 ^		7,751	6,006
6.000% due 05/25/2037		4,754	2,945
6.250% due 11/25/2037		3,498	2,987
6.424% due 12/25/2036		49,178	45,880
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.909% due 09/25/2035 ^		1,179	1,014
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		57,043	57,896
CitiMortgage Alternative Loan Trust
4.997% due 02/25/2037 ^(a)		5,064	961
5.500% due 11/25/2021		246	245
5.500% due 04/25/2022 ^		4,736	4,793
5.750% due 12/25/2036 ^		926	791
5.750% due 03/25/2037 ^		1,506	1,289
6.000% due 07/25/2036 ^		824	733
6.000% due 06/25/2037 ^		10,070	8,680
6.000% due 10/25/2037 ^		6,530	5,879
Clavis Securities PLC
0.742% due 12/15/2032	GBP	1,377	1,680
CNL Commercial Mortgage Loan Trust
0.942% due 05/15/2031		$1,222	1,134
COBALT Commercial Mortgage Trust
5.956% due 05/15/2046		46,995	48,328
Commercial Mortgage Pass-Through Certificates
3.955% due 02/10/2047		3,400	3,789
Commercial Mortgage Trust
0.224% due 04/10/2047 (a)		58,814	729
0.302% due 05/25/2019 (a)		910,305	5,933
0.398% due 07/10/2046 (a)		49,298	2,276
2.053% due 02/13/2032		4,000	3,954
2.132% due 07/10/2046 (a)		5,519	361
3.546% due 06/10/2047		8,600	9,269
3.550% due 02/10/2049		22,000	23,724
Core Industrial Trust
3.040% due 02/10/2034		47,820	50,409
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		3,186	3,304
6.000% due 05/25/2036 ^		139	105
6.000% due 08/25/2037 ^		3,658	2,705
Countrywide Alternative Loan Trust
0.573% due 06/25/2036		3,179	2,408
0.573% due 11/25/2036		18,606	14,622
0.593% due 06/25/2037		31,396	26,592
0.613% due 06/25/2036		35,636	25,928
0.613% due 07/25/2046		22,947	16,570
0.613% due 12/25/2046 ^		9,093	7,753
0.623% due 11/25/2036		24,424	19,236
0.623% due 01/25/2037 ^		11,752	9,740
0.628% due 02/20/2047 ^		26,736	16,904
0.633% due 11/25/2036		23,389	18,887
0.633% due 05/25/2047		9,672	7,748
0.638% due 03/20/2047		48,262	33,690
0.643% due 09/25/2046 ^		70,641	53,818
0.643% due 10/25/2046		5,625	4,773
0.643% due 12/20/2046 ^		73,506	53,660
0.648% due 07/20/2046 ^		15,663	7,713
0.653% due 02/25/2036		4,200	2,699
0.658% due 05/20/2046 ^		40,385	25,631
0.658% due 09/20/2046		8,459	4,903
0.663% due 05/25/2035		1,604	1,256
0.663% due 07/25/2046		12,773	10,697
0.663% due 04/25/2047		28,643	20,088
0.673% due 05/25/2035		6,455	5,328
0.673% due 09/25/2047		35,907	29,640
0.713% due 07/25/2035		696	537
0.723% due 02/25/2036		2,590	2,022
0.733% due 12/25/2035		714	623
0.743% due 11/25/2035		4,977	3,713
0.743% due 05/25/2036		11,597	8,774
0.763% due 08/25/2035 ^		2,499	1,740
0.763% due 10/25/2035		127	97
0.763% due 11/25/2035		7,245	5,853
0.768% due 11/20/2035		14,984	11,748
0.778% due 11/20/2035		39,194	32,451
0.783% due 10/25/2035		3,292	2,449
0.803% due 09/25/2034		554	487
0.803% due 09/25/2035		526	451
0.803% due 12/25/2035 ^		31,821	21,205
0.823% due 02/25/2037 ^		667	242
0.853% due 06/25/2036 ^		150	83
0.953% due 12/25/2035 ^		4,454	2,841
1.223% due 11/25/2035		7,710	6,458
1.253% due 01/25/2036 ^		4,917	3,872
1.437% due 12/25/2035		16,107	12,625

1.453% due 08/25/2035 ^	8,665	5,837
1.473% due 10/25/2034	9,423	7,234
1.537% due 08/25/2035 ^	218	124
1.837% due 08/25/2035	445	400
1.997% due 08/25/2035	9,363	7,746
2.082% due 06/25/2035	636	581
2.103% due 10/25/2034	7,642	5,769
2.487% due 10/20/2035	45,388	31,291
2.728% due 12/25/2035	232	182
2.730% due 08/25/2034 ^	14,916	13,471
2.735% due 12/25/2035 ^	1,353	1,031
2.764% due 11/25/2035 ^	700	476
2.779% due 03/25/2047 ^	14,414	11,820
2.952% due 02/25/2037 ^	2,917	2,454
3.054% due 12/25/2034	10	10
3.213% due 06/25/2037	356	305
3.456% due 08/25/2036	1,469	1,395
4.333% due 06/25/2047	14,853	11,542
4.448% due 07/25/2021 ^	17	15
4.647% due 11/25/2035 ^(a)	8,517	1,348
4.797% due 06/25/2036 ^(a)	19,343	3,975
5.000% due 08/25/2035 ^	2,779	2,445
5.250% due 02/25/2021 ^	424	409
5.500% due 03/25/2035	5,000	4,623
5.500% due 05/25/2035	1,000	942
5.500% due 06/25/2035 ^	450	397
5.500% due 07/25/2035 ^	156	142
5.500% due 08/25/2035	11,418	10,405
5.500% due 11/25/2035 ^	16,514	14,501
5.500% due 12/25/2035 ^	10,252	8,349
5.500% due 01/25/2036	570	473
5.500% due 02/25/2036 ^	1,338	1,109
5.500% due 02/25/2036	3,820	3,171
5.750% due 05/25/2036	172	127
5.750% due 06/25/2036 ^	8,967	6,987
5.750% due 07/25/2037 ^	2,148	1,776
5.750% due 04/25/2047 ^	4,623	3,748
6.000% due 12/25/2033	12	12
6.000% due 02/25/2034	2	3
6.000% due 02/25/2035	20,141	17,780
6.000% due 02/25/2036 ^	72	57
6.000% due 02/25/2036	75,623	61,988
6.000% due 03/25/2036 ^	4,425	3,331
6.000% due 03/25/2036	17,329	13,044
6.000% due 04/25/2036 ^	23,148	17,101
6.000% due 05/25/2036	7,044	5,347
6.000% due 05/25/2036 ^	15,014	11,078
6.000% due 06/25/2036	17,083	13,793
6.000% due 08/25/2036 ^	8,074	7,072
6.000% due 01/25/2037 ^	3,116	2,767
6.000% due 02/25/2037 ^	6,199	4,103
6.000% due 03/25/2037 ^	6,093	4,585
6.000% due 04/25/2037	3,139	2,534
6.000% due 04/25/2037 ^	13,075	8,695
6.000% due 05/25/2037 ^	22,331	16,237
6.000% due 06/25/2037 ^	990	737
6.000% due 08/25/2037 ^	11,007	8,999
6.250% due 11/25/2036	7,159	5,923
6.250% due 12/25/2036 ^	5,467	3,784
6.250% due 08/25/2037 ^	983	833
6.250% due 11/25/2046 ^	4,133	2,989
6.500% due 05/25/2036 ^	5,364	3,759
6.500% due 06/25/2036 ^	625	415
6.500% due 08/25/2036 ^	4,526	2,851
6.500% due 09/25/2036	3,051	2,492
6.500% due 09/25/2036 ^	8,260	6,273
6.500% due 12/25/2036 ^	4,407	3,124
6.500% due 08/25/2037 ^	11,121	6,770
6.500% due 11/25/2037 ^	9,471	6,934
7.000% due 08/25/2034 ^	279	288
7.000% due 09/25/2036	36,858	20,244
7.250% due 08/25/2032	275	284
7.500% due 12/25/2034 ^	139	77
Countrywide Commercial Mortgage Trust
6.275% due 11/12/2043	98,816	101,190
Countrywide Home Loan Mortgage Pass-Through Trust
0.653% due 04/25/2046	787	692
0.683% due 05/25/2035	658	545
0.723% due 04/25/2035	700	556
0.743% due 04/25/2035	10,041	8,621
0.753% due 05/25/2035	16,467	13,907
0.793% due 03/25/2036	39	20
0.803% due 02/25/2036 ^	13	12
0.953% due 05/25/2036 ^	5,421	3,305
0.993% due 03/25/2035	972	893
1.033% due 02/25/2035	291	244

1.053% due 03/25/2035	1,835	1,641
1.093% due 03/25/2035	34,830	26,721
1.113% due 02/25/2035	1,523	1,320
1.133% due 02/25/2035	2,070	1,755
1.193% due 02/25/2035	15,500	12,638
1.213% due 09/25/2034	315	288
2.385% due 04/25/2035	1,187	939
2.421% due 03/25/2035 ^	577	439
2.428% due 09/25/2034	680	614
2.564% due 02/20/2036 ^	1,392	1,072
2.592% due 02/20/2036 ^	7,138	6,286
2.602% due 02/20/2036 ^	1,570	1,386
2.613% due 02/20/2036 ^	30,756	23,341
2.648% due 04/20/2036 ^	1,349	1,017
2.660% due 12/19/2033	42	42
2.662% due 10/25/2033	240	239
2.666% due 07/25/2034	327	323
2.691% due 09/25/2033	5,527	5,124
2.693% due 11/20/2034	539	515
2.693% due 10/20/2035 ^	2,294	1,959
2.693% due 10/20/2035	9,616	8,210
2.699% due 09/20/2036 ^	2,301	1,695
2.734% due 09/25/2034 ^	89	62
2.752% due 05/20/2034	178	170
2.756% due 05/20/2036 ^	7,551	5,930
2.760% due 09/25/2037 ^	8,795	7,321
2.762% due 08/20/2035 ^	96	83
2.766% due 05/20/2036 ^	5,093	4,114
2.774% due 09/25/2047 ^	308	267
2.784% due 09/20/2034	366	336
2.792% due 03/25/2037 ^	579	405
2.796% due 02/25/2034	348	340
2.801% due 01/25/2036 ^	4,264	3,683
2.802% due 11/20/2035	49,686	36,107
2.822% due 06/20/2036	16,148	11,180
2.823% due 02/20/2035	3,888	3,883
2.862% due 02/25/2034	39	39
2.870% due 12/25/2033	270	272
2.880% due 05/20/2036 ^	8,096	6,440
2.893% due 06/20/2034	2,007	1,998
2.910% due 02/25/2047 ^	152	117
2.913% due 04/25/2035 ^	465	403
2.934% due 11/19/2033	18	18
2.957% due 05/20/2035	3,227	3,010
2.982% due 03/25/2035	1,166	1,118
3.002% due 08/25/2034 ^	27	23
3.002% due 08/25/2034	99	89
3.024% due 07/19/2033	791	771
3.028% due 11/20/2035	4,499	3,362
3.061% due 05/19/2033	221	218
3.078% due 05/25/2034	258	256
3.148% due 06/25/2033	164	163
4.983% due 06/25/2047 ^	22,621	19,554
5.000% due 04/25/2035	110	110
5.250% due 12/25/2027 ^	1,774	1,602
5.250% due 07/25/2034	744	730
5.500% due 04/25/2035	71	70
5.500% due 08/25/2035 ^	6,110	5,253
5.500% due 09/25/2035 ^	5,134	4,822
5.500% due 10/25/2035	250	245
5.500% due 11/25/2035 ^	885	787
5.500% due 01/25/2036	103	97
5.750% due 08/25/2034	561	557
5.750% due 02/25/2036 ^	1,595	1,337
5.750% due 02/25/2037 ^	633	546
5.750% due 05/25/2037 ^	1,001	884
5.750% due 07/25/2037 ^	1,931	1,750
5.850% due 05/25/2036 ^	6,154	5,177
6.000% due 12/25/2035 ^	48	44
6.000% due 02/25/2037 ^	16,017	13,003
6.000% due 03/25/2037 ^	6,801	5,725
6.000% due 04/25/2037 ^	825	712
6.000% due 05/25/2037 ^	7,351	6,101
6.000% due 07/25/2037	10,873	8,334
6.000% due 07/25/2037 ^	5,301	4,263
6.000% due 08/25/2037 ^	2,357	2,078
6.000% due 10/25/2037 ^	335	310
6.000% due 01/25/2038 ^	16,607	13,794
6.250% due 09/25/2036 ^	2,157	1,799
6.250% due 10/25/2036 ^	221	194
6.500% due 11/25/2036 ^	22,683	18,882
6.500% due 05/25/2037 ^	505	435
6.500% due 10/25/2037 ^	40,717	34,812
6.500% due 11/25/2037 ^	8,129	6,376
Countrywide Home Loan Reperforming REMIC Trust
0.853% due 11/25/2034	15,792	13,222

5.709% due 01/25/2034		35,111	35,248
Credico Finance SRL
0.006% due 04/04/2033	EUR	6,284	6,925
Credit Suisse Commercial Mortgage Trust
0.654% due 02/27/2036		$488	467
6.137% due 09/15/2039		19	19
Credit Suisse First Boston Mortgage Securities Corp.
0.458% due 05/15/2023 (a)		58,278	530
1.103% due 11/25/2031		802	669
1.103% due 09/25/2035 ^		8,095	5,938
1.603% due 11/25/2034		15,890	13,548
2.677% due 07/25/2033		125	124
2.881% due 04/25/2034		46	47
3.570% due 10/25/2033		202	196
5.250% due 08/25/2035		40	41
5.250% due 09/25/2035 ^		1,773	1,589
5.500% due 10/25/2035 ^		492	427
5.500% due 10/25/2035		12,715	11,776
5.750% due 04/22/2033		62	64
6.000% due 11/25/2035 ^		330	206
6.000% due 01/25/2036		5,348	4,047
6.000% due 05/17/2040		1,940	2,003
6.500% due 01/25/2036		675	445
7.000% due 01/25/2036 ^		5,738	2,345
Credit Suisse Mortgage Capital Certificates
0.666% due 05/27/2037		15,832	10,383
0.692% due 04/27/2037		23,772	13,855
1.939% due 09/27/2037		19,784	19,420
2.675% due 04/26/2038		19,318	18,948
2.746% due 09/26/2036		6,612	6,007
2.973% due 08/27/2037		26,012	19,469
3.106% due 05/27/2036		1,100	1,090
4.000% due 08/27/2037		57,767	55,317
4.791% due 05/27/2053		96,991	106,610
5.396% due 05/26/2037		50	50
5.509% due 04/15/2047		2,258	2,257
5.695% due 04/16/2049		47,820	49,102
6.000% due 05/27/2037		1,348	1,341
6.000% due 01/27/2047		993	1,002
6.004% due 04/26/2037		33,471	31,100
6.049% due 02/27/2047		183,904	132,646
6.373% due 04/26/2047		14,080	7,454
7.000% due 08/26/2036		11,258	10,473
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 04/25/2037		1,385	1,266
5.500% due 03/25/2037 ^		1,114	1,017
6.000% due 08/25/2036 ^		8,080	5,861
6.000% due 02/25/2037 ^		4,297	3,684
6.000% due 06/25/2037		3,909	2,950
6.250% due 08/25/2036 ^		2,567	2,213
CSAB Mortgage-Backed Trust
6.089% due 12/25/2036		25,221	12,695
CSAIL Commercial Mortgage Trust
3.617% due 11/15/2048		18,000	19,317
DBUBS Mortgage Trust
1.049% due 11/10/2046 (a)		69,858	1,693
1.150% due 07/10/2044 (a)		105,400	4,555
3.642% due 08/10/2044		2,830	2,829
Deco UK PLC
0.861% due 01/27/2020	GBP	1,998	2,567
Deutsche ALT-A Securities, Inc.
0.583% due 08/25/2047		$101,506	80,158
0.593% due 07/25/2047		23,063	18,454
0.603% due 03/25/2037 ^		41,818	30,436
0.603% due 02/25/2047		3,100	2,200
0.613% due 01/25/2047		8,333	6,752
0.623% due 02/25/2037		18,612	16,107
0.643% due 08/25/2036		6,325	5,108
0.643% due 08/25/2047		35,747	29,716
0.653% due 02/25/2047		10,907	8,914
0.733% due 08/25/2036		22,947	17,535
0.753% due 04/25/2037		38,107	19,485
0.803% due 06/25/2037 ^		71,397	43,913
1.203% due 10/25/2047		67,483	50,965
1.207% due 04/25/2047		30,581	26,034
Deutsche Alt-A Securities, Inc.
1.803% due 11/25/2035		12,691	12,530
Deutsche ALT-A Securities, Inc.
3.005% due 10/25/2035		1,021	921
5.000% due 10/25/2018		83	84
5.250% due 09/25/2035		8,667	7,506
5.500% due 11/25/2035 ^		213	209
5.500% due 12/25/2035 ^		4,613	3,834
6.420% due 07/25/2036 ^		11,292	8,717
Deutsche ALT-B Securities, Inc.
5.431% due 02/25/2036		5,667	5,011

5.530% due 02/25/2036		9,740	8,612
5.650% due 10/25/2036		33,086	27,536
5.734% due 06/25/2036		21,553	17,683
5.869% due 10/25/2036 ^		2,316	1,944
5.886% due 10/25/2036 ^		366	307
5.900% due 10/25/2036		14,337	12,044
6.100% due 10/25/2036		9,858	8,284
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
2.875% due 06/25/2034		24	21
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.055% due 06/26/2035		285	282
Downey Savings & Loan Association Mortgage Loan Trust
0.628% due 04/19/2047 ^		173	66
0.658% due 03/19/2045		1,969	1,766
0.698% due 02/19/2045		7,680	6,822
0.778% due 09/19/2045		3,355	2,437
1.228% due 11/19/2044		5,252	4,669
1.248% due 11/19/2044		182	158
2.667% due 07/19/2044		885	873
2.758% due 07/19/2044		40	39
E-MAC NL BV
2.011% due 07/25/2036	EUR	720	759
Emerald Mortgages PLC
0.248% due 07/15/2048		141,945	148,359
EMF-UK PLC
1.554% due 03/13/2046	GBP	40,561	52,107
Eurosail PLC
0.000% due 09/10/2044	EUR	2,630	2,840
0.035% due 03/13/2045		1,725	1,835
0.732% due 12/15/2044	GBP	1,137	1,445
0.735% due 12/10/2044		9,874	12,606
0.735% due 03/13/2045		5,072	6,415
0.974% due 09/13/2045		67,151	82,484
1.344% due 09/13/2045		54,947	64,554
Extended Stay America Trust
2.958% due 12/05/2031		$41,451	41,625
First Horizon Alternative Mortgage Securities Trust
0.823% due 02/25/2037		371	168
1.203% due 04/25/2036 ^		3,326	1,895
2.355% due 08/25/2035 ^		3,314	2,840
2.375% due 08/25/2034		857	805
2.479% due 02/25/2035		2,929	2,845
2.487% due 09/25/2035 ^		4,739	4,114
2.513% due 08/25/2035		24	23
2.576% due 04/25/2036 ^		4,502	3,839
2.624% due 03/25/2035		1,376	1,206
2.667% due 04/25/2035		6,194	6,032
2.682% due 12/25/2035		5,836	4,638
2.728% due 01/25/2036 ^		11,253	8,853
2.847% due 02/25/2036		469	376
5.097% due 04/25/2037 ^(a)		5,897	1,549
5.250% due 02/25/2021 ^		804	765
5.750% due 02/25/2036 ^		6,728	5,230
6.000% due 07/25/2036		4,738	3,717
6.000% due 07/25/2036 ^		88	69
6.000% due 08/25/2036 ^		9,781	8,134
6.000% due 11/25/2036		2,442	1,816
6.250% due 11/25/2036		4,708	3,591
6.250% due 08/25/2037 ^		209	162
First Horizon Asset Securities, Inc.
6.250% due 11/25/2037 ^		267	224
First Horizon Mortgage Pass-Through Trust
2.533% due 10/25/2034		10	10
2.542% due 11/25/2037 ^		218	190
2.641% due 02/25/2035		771	762
2.661% due 10/25/2035 ^		3,354	2,776
2.731% due 01/25/2037 ^		2,319	2,041
2.748% due 10/25/2034		318	310
2.750% due 10/25/2035		353	287
2.929% due 08/25/2035		219	193
2.945% due 05/25/2036		3,439	2,982
2.980% due 06/25/2035		1,957	1,864
3.050% due 06/25/2034		200	192
3.058% due 05/25/2037 ^		6,929	5,522
3.065% due 05/25/2034		71	70
3.239% due 05/25/2035		1,069	979
5.250% due 05/25/2021 ^		247	171
5.500% due 04/25/2022		163	163
5.750% due 05/25/2037 ^		504	407
First Republic Mortgage Loan Trust
0.942% due 11/15/2030		381	341
1.242% due 11/15/2032		68	64
Fondo de Titulizacion de Activos UCI
0.936% due 06/19/2035	EUR	256	217
Fondo de Titulizacion Hipotecaria UCI
0.029% due 06/22/2036		1,609	1,657

GE Business Loan Trust
0.511% due 11/15/2034		$7,803	7,349
German Residential Funding Ltd.
0.892% due 08/27/2024	EUR	450	503
GMAC Commercial Mortgage Securities, Inc.
5.336% due 04/10/2040		$2,325	2,460
GMAC Mortgage Corp. Loan Trust
3.006% due 11/19/2035		1,019	918
3.078% due 11/19/2035		606	564
3.178% due 11/19/2035 ^		3,509	3,177
3.274% due 03/18/2035		4,155	4,060
3.290% due 03/18/2035		36	35
3.357% due 10/19/2033		12	12
3.364% due 03/18/2035		2,058	2,054
3.513% due 05/25/2035		227	213
Great Hall Mortgages PLC
0.017% due 06/18/2038	EUR	489	515
0.211% due 03/18/2039		6,869	7,174
0.777% due 06/18/2039		$2,654	2,414
Grecale RMBS SRL
0.251% due 01/27/2061	EUR	34,505	38,110
GreenPoint Mortgage Funding Trust
0.613% due 02/25/2037 ^		$51,433	43,016
0.633% due 01/25/2037		16,493	13,283
0.653% due 03/25/2047		29,346	23,715
0.663% due 04/25/2036		177	133
0.693% due 08/25/2045		530	416
0.713% due 10/25/2045		966	835
0.723% due 11/25/2045		100	86
0.763% due 10/25/2045		6,385	5,170
0.773% due 09/25/2046 ^		4,077	1,788
Grifonas Finance PLC
0.152% due 08/28/2039	EUR	42,925	34,294
GS Mortgage Securities Trust
0.266% due 12/10/2043 (a)		$35,931	315
0.335% due 12/10/2043 (a)		91,013	596
0.841% due 03/10/2044 (a)		16,814	433
0.992% due 08/10/2046 (a)		123,078	4,675
1.585% due 08/10/2043 (a)		137,597	6,688
1.590% due 08/10/2044 (a)		13,961	720
2.208% due 01/10/2045 (a)		6,646	559
2.658% due 05/10/2045 (a)		80,023	6,447
3.278% due 10/10/2048		6,278	6,726
3.365% due 11/10/2047		7,545	8,127
3.801% due 01/10/2047		10,550	11,613
4.548% due 12/10/2043		7,000	6,599
5.988% due 08/10/2045		8,723	8,948
GSMPS Mortgage Loan Trust
0.803% due 01/25/2035		37,238	31,080
0.853% due 06/25/2034		27,985	23,401
GSMSC Pass-Through Trust
7.500% due 09/25/2036 ^		1,174	885
7.500% due 10/25/2036		320	263
GSR Mortgage Loan Trust
0.713% due 08/25/2046		47,566	20,988
0.903% due 07/25/2037 ^		307	183
2.430% due 04/25/2032		30	27
2.702% due 12/25/2034		614	334
2.844% due 04/25/2035		341	336
2.870% due 09/25/2035		2,881	2,877
2.886% due 04/25/2036		2,881	2,562
2.893% due 11/25/2035		94	90
2.941% due 09/25/2034		46	45
2.943% due 01/25/2036 ^		10,586	9,873
2.990% due 01/25/2035		1,961	1,859
3.012% due 08/25/2034		986	971
3.024% due 11/25/2035		425	382
3.032% due 04/25/2035		137	136
3.033% due 07/25/2035		5,390	5,019
3.040% due 03/25/2037 ^		4,984	4,681
3.061% due 11/25/2035		115	111
3.072% due 05/25/2035		2,665	2,476
3.078% due 08/25/2034		2,431	2,365
3.083% due 05/25/2035		2,248	2,009
3.093% due 08/25/2034		63	59
3.093% due 05/25/2035		15,259	14,666
3.113% due 01/25/2036 ^		235	214
3.119% due 07/25/2035		1,677	1,490
3.132% due 10/25/2035 ^		5,471	4,780
3.341% due 07/25/2035		2,905	2,672
5.000% due 07/25/2036		644	582
5.500% due 03/25/2036 ^		3,350	2,966
5.500% due 03/25/2036		1,598	1,432
5.500% due 06/25/2036 ^		243	228
5.500% due 01/25/2037 ^		6,416	6,085
5.750% due 02/25/2036 ^		1,196	1,109

5.750% due 02/25/2037 ^		159	149
6.000% due 02/25/2021 ^		1,799	1,562
6.000% due 02/25/2036 ^		1,112	902
6.000% due 06/25/2036 ^		3,459	3,310
6.000% due 09/25/2036 ^		2,694	2,092
6.000% due 01/25/2037 ^		173	165
6.250% due 10/25/2036 ^		53,669	49,630
6.500% due 09/25/2036 ^		2,517	2,026
6.500% due 10/25/2036 ^		1,558	1,325
HarborView Mortgage Loan Trust
0.618% due 12/19/2036 ^		237	177
0.628% due 11/19/2036		12,303	10,160
0.628% due 07/19/2046 ^		290	169
0.638% due 09/19/2037		24,763	19,041
0.638% due 02/19/2046		4,536	3,457
0.658% due 11/19/2036		12,373	9,113
0.668% due 07/19/2047		17,414	14,167
0.688% due 01/19/2036 ^		1,562	1,017
0.688% due 12/19/2036 ^		6,923	5,189
0.698% due 01/19/2036		961	654
0.728% due 02/19/2036		10,876	8,037
0.738% due 07/19/2045		102	69
0.758% due 11/19/2035		2,634	2,176
0.758% due 08/19/2045		1,105	1,023
0.778% due 09/19/2035		930	747
1.088% due 01/19/2035		463	397
1.148% due 01/19/2035		3,873	2,678
1.208% due 01/19/2035 ^		745	493
1.228% due 12/19/2034 ^		10,038	7,727
1.248% due 11/19/2034		454	388
1.248% due 12/19/2034 ^		99	77
1.268% due 12/19/2034 ^		37,822	30,136
1.287% due 12/19/2036 ^		17,201	14,328
1.308% due 11/19/2034		40,539	32,681
1.453% due 10/25/2037		41,411	35,495
1.582% due 06/19/2034		56	54
2.528% due 06/19/2045 ^		6,285	3,838
2.620% due 11/19/2034		126	112
2.773% due 12/19/2035 ^		5,002	3,964
2.959% due 08/19/2036 ^		1,741	1,296
2.969% due 08/19/2034		2,417	2,447
3.024% due 12/19/2035 ^		38	33
3.053% due 12/19/2035		145	133
3.073% due 07/19/2035		3,540	3,084
3.364% due 06/19/2036 ^		703	439
3.395% due 06/19/2036		243	161
Hercules Eclipse PLC
0.831% due 10/25/2018	GBP	12,726	16,710
Hipocat FTA
0.026% due 07/15/2036	EUR	202	215
HomeBanc Mortgage Trust
0.753% due 05/25/2037 ^		$413	367
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		26,422	24,915
HSI Asset Loan Obligation Trust
2.708% due 01/25/2037 ^		996	805
3.100% due 09/25/2037 ^		15,705	12,786
3.173% due 01/25/2037		11,341	8,690
Hudson’s Bay Simon JV Trust
4.906% due 08/05/2034		25,184	26,655
IM Pastor Fondo de Titulizacion de Activos
0.009% due 03/22/2044	EUR	38,983	32,500
Impac CMB Trust
0.733% due 10/25/2035		$16,428	13,432
0.973% due 04/25/2035		6,284	5,760
1.093% due 09/25/2034		446	424
Impac Secured Assets Trust
0.653% due 05/25/2036		143	122
0.693% due 09/25/2037		21,679	14,920
0.803% due 05/25/2036		3,586	3,237
IndyMac Adjustable Rate Mortgage Trust
1.969% due 01/25/2032		26	25
IndyMac Mortgage Loan Trust
0.573% due 07/25/2036		20,112	16,659
0.583% due 10/25/2036		207	167
0.643% due 09/25/2046		3,336	2,751
0.653% due 10/25/2036		3,544	2,877
0.653% due 06/25/2046		42,448	31,790
0.663% due 04/25/2046		11,719	8,593
0.663% due 05/25/2046		90,130	73,982
0.673% due 04/25/2046		12,647	9,327
0.683% due 04/25/2035		1,903	1,644
0.683% due 07/25/2046		20,838	17,644
0.686% due 06/25/2037		3,625	3,128
0.693% due 04/25/2035		12,949	11,216
0.703% due 02/25/2037		32,450	19,601

0.733% due 03/25/2035	3,660	3,157
0.733% due 07/25/2035	649	370
0.753% due 06/25/2037 ^	853	448
1.053% due 04/25/2034	533	503
1.073% due 06/25/2034	20	19
1.093% due 02/25/2035	488	450
1.093% due 07/25/2045	405	334
1.133% due 02/25/2035	3,341	2,701
1.233% due 10/25/2036	14,681	10,141
1.253% due 08/25/2034	111	94
1.333% due 09/25/2034	168	143
2.590% due 06/25/2037	3,810	2,089
2.619% due 06/25/2037 ^	30,301	23,074
2.650% due 10/25/2034	75	71
2.750% due 03/25/2035	2,409	2,404
2.753% due 01/25/2035	1,732	1,601
2.763% due 08/25/2035	9,941	8,230
2.769% due 09/25/2036	9,893	8,296
2.774% due 06/25/2035 ^	213	178
2.798% due 08/25/2035	674	589
2.803% due 09/25/2035 ^	703	591
2.817% due 03/25/2035	81	80
2.843% due 11/25/2035 ^	17,727	13,492
2.857% due 01/25/2036	412	386
2.864% due 01/25/2036	3,761	3,503
2.926% due 06/25/2036	1,632	1,519
2.927% due 11/25/2035 ^	6,400	5,296
2.928% due 07/25/2037	26,440	18,057
2.961% due 07/25/2035	10,714	8,058
3.019% due 01/25/2036 ^	356	296
3.034% due 10/25/2035	430	354
3.034% due 09/25/2036	131	97
3.038% due 05/25/2036 ^	37,714	32,142
3.039% due 12/25/2035 ^	53	40
3.042% due 04/25/2035	58	51
3.092% due 11/25/2035 ^	1,256	1,173
3.106% due 05/25/2036	34,040	26,745
3.118% due 05/25/2037	39,617	26,147
3.129% due 03/25/2037 ^	4,357	4,042
3.215% due 06/25/2036	416	287
3.219% due 01/25/2037 ^	3,595	3,494
3.239% due 09/25/2037	24,762	19,565
3.425% due 07/25/2036	15,866	13,229
4.067% due 08/25/2037	138	106
4.464% due 05/25/2037	64,039	47,305
4.524% due 01/25/2037	19,856	18,034
6.250% due 11/25/2037 ^	3,309	2,691
6.500% due 09/25/2037	156	124
JPMBB Commercial Mortgage Securities Trust
1.098% due 08/15/2046 (a)	104,848	3,213
JPMorgan Alternative Loan Trust
0.723% due 03/25/2036 ^	1,096	1,091
2.939% due 05/25/2036 ^	2,198	1,690
5.500% due 02/25/2021 ^	119	117
6.310% due 08/25/2036 ^	52,308	42,280
JPMorgan Chase Commercial Mortgage Securities Trust
0.496% due 09/12/2037 (a)	27,454	114
1.678% due 04/15/2046 (a)	181,820	12,331
1.857% due 11/15/2043 (a)	154,420	6,950
2.008% due 05/15/2045 (a)	199,431	13,368
5.257% due 05/15/2047	16,901	17,011
5.440% due 06/12/2047	11,536	11,713
5.675% due 08/12/2037	13,512	14,681
JPMorgan Commercial Mortgage-Backed Securities Trust
5.702% due 03/18/2051	2,000	2,023
JPMorgan Mortgage Trust
2.448% due 02/25/2034	12	12
2.504% due 10/25/2033	138	135
2.582% due 11/25/2035	631	589
2.650% due 06/25/2035	951	945
2.695% due 11/25/2035	63	55
2.708% due 10/25/2036 ^	3,099	2,639
2.720% due 10/25/2035	492	489
2.738% due 08/25/2035 ^	4,767	4,544
2.760% due 10/25/2035 ^	717	645
2.767% due 04/25/2036 ^	3,572	3,280
2.782% due 09/25/2035	1,824	1,650
2.787% due 01/25/2037 ^	1,585	1,410
2.827% due 07/25/2035	1,728	1,578
2.844% due 04/25/2035	243	242
2.860% due 04/25/2037 ^	2,266	2,006
2.878% due 10/25/2036 ^	834	786
2.881% due 02/25/2036 ^	5,408	4,736
2.882% due 08/25/2035	55	55
2.887% due 08/25/2035	4,449	4,457
2.904% due 07/25/2035	3,403	3,351

2.913% due 08/25/2036 ^		2,307	2,033
2.929% due 08/25/2036 ^		10,444	9,119
2.940% due 06/25/2037 ^		1,035	906
2.948% due 07/25/2035		709	710
2.949% due 05/25/2036 ^		36	30
2.954% due 02/25/2035		56	53
2.958% due 04/25/2035		1,136	1,140
2.993% due 04/25/2036 ^		24,556	22,606
2.993% due 04/25/2036		1,760	1,706
3.002% due 06/25/2036 ^		622	540
3.008% due 10/25/2035		23	21
3.020% due 06/25/2035		184	171
3.030% due 07/25/2035		702	692
3.033% due 05/25/2036 ^		1,520	1,356
3.033% due 05/25/2036		1,621	1,467
3.089% due 07/25/2035		70	69
3.113% due 06/25/2036 ^		4,296	3,702
4.509% due 04/25/2037 ^		1,767	1,564
4.614% due 06/25/2037 ^		13,048	11,688
4.680% due 10/25/2036		1,418	1,215
4.759% due 04/25/2037 ^		18,654	16,535
5.000% due 06/25/2021 ^		464	436
5.000% due 03/25/2022 ^		123	122
5.500% due 01/25/2021 ^		124	120
5.500% due 03/25/2022 ^		66	67
5.500% due 09/25/2035		7,692	7,746
5.500% due 01/25/2036 ^		1,860	1,700
5.500% due 08/25/2037 ^		6,515	5,779
5.750% due 03/25/2037 ^		787	635
6.000% due 07/25/2036 ^		7,308	6,494
6.000% due 06/25/2037 ^		25,072	20,856
6.000% due 08/25/2037 ^		194	169
6.500% due 09/25/2035		541	542
7.000% due 08/25/2037 ^		1,500	1,356
JPMorgan Resecuritization Trust
2.784% due 11/26/2034		28	28
Kildare Securities Ltd.
0.084% due 12/10/2043	EUR	20,683	21,731
Landmark Mortgage Securities PLC
0.000% due 06/17/2039		1,669	1,631
0.779% due 06/17/2039	GBP	4,803	5,612
0.868% due 04/17/2044		34,681	41,552
Lavender Trust
6.250% due 10/26/2036		$1,539	1,595
LB Commercial Mortgage Trust
5.517% due 07/15/2044		47,013	48,596
6.073% due 07/15/2044		45,115	46,749
LB-UBS Commercial Mortgage Trust
0.737% due 02/15/2040 (a)		31,180	99
5.407% due 11/15/2038		47,714	37,292
5.562% due 02/15/2040		81,190	61,198
5.858% due 07/15/2040		18,747	19,192
Lehman Mortgage Trust
1.353% due 12/25/2035 ^		2,462	1,978
5.403% due 01/25/2036 ^		5,586	5,202
5.500% due 11/25/2035 ^		318	294
5.500% due 12/25/2035 ^		85	74
5.570% due 12/25/2035		5,966	4,298
5.606% due 07/25/2037		5,880	4,335
5.930% due 04/25/2036		7,688	6,872
6.247% due 03/25/2037 ^(a)		22,823	5,324
6.500% due 09/25/2037 ^		9,765	7,277
Lehman XS Trust
0.553% due 05/25/2046 ^		1,753	1,531
0.606% due 03/25/2047 ^		7,185	6,011
0.643% due 11/25/2046		405	318
0.653% due 08/25/2046 ^		33,853	25,992
0.653% due 11/25/2046 ^		34,121	25,628
0.653% due 07/25/2047 ^		24,747	18,891
0.663% due 09/25/2046		238	197
0.723% due 02/25/2036		431	344
0.753% due 12/25/2035 ^		28	15
5.110% due 07/25/2035 ^		1,743	1,608
Ludgate Funding PLC
0.748% due 01/01/2061	GBP	8,175	9,588
Luminent Mortgage Trust
0.653% due 02/25/2046		$198	135
0.653% due 10/25/2046		342	292
Mansard Mortgages PLC
1.222% due 12/15/2049	GBP	22,885	28,532
Marche Mutui SRL
2.001% due 01/27/2064	EUR	52,393	58,391
MASTR Adjustable Rate Mortgages Trust
0.693% due 05/25/2037		$1,093	677
0.793% due 05/25/2047 ^		4,309	1,986
2.013% due 09/25/2034		215	198

2.383% due 09/25/2033		1,191	1,138
2.500% due 01/25/2034		169	138
2.657% due 05/25/2034		373	368
2.734% due 12/25/2033		292	289
2.735% due 07/25/2035 ^		3,877	3,255
2.766% due 01/25/2036		26,501	26,184
2.812% due 02/25/2036		61	59
2.851% due 04/21/2034		99	99
2.868% due 12/21/2034		293	277
2.922% due 07/25/2034		1,453	1,450
2.922% due 09/25/2035 ^		1,414	1,055
2.924% due 10/25/2032		317	314
2.924% due 11/21/2034		1,134	1,159
2.964% due 07/25/2035 ^		869	755
2.979% due 06/25/2035		293	272
3.011% due 12/25/2033		591	572
3.279% due 10/25/2034		814	717
3.326% due 11/25/2036		196	175
4.694% due 10/25/2032		647	599
MASTR Alternative Loan Trust
5.500% due 07/25/2034		4,938	5,045
7.000% due 06/25/2034		43	45
MASTR Asset Securitization Trust
5.500% due 07/25/2033		33	33
5.500% due 06/26/2034		172	169
5.750% due 02/25/2021		533	534
6.000% due 10/25/2022		54	53
6.000% due 06/25/2036 ^		5,826	5,578
MASTR Reperforming Loan Trust
0.803% due 05/25/2035		777	616
4.567% due 05/25/2036		293	266
MASTR Seasoned Securitization Trust
2.570% due 05/25/2032		592	587
2.611% due 10/25/2032		251	251
2.700% due 10/25/2032		39	39
3.418% due 10/25/2032		534	520
6.500% due 08/25/2032		104	111
MBS Bancaja Fondo de Titulizacion de Activos
0.051% due 02/25/2038	EUR	3,403	3,644
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.142% due 11/15/2031		$506	473
1.182% due 09/15/2030		792	778
Merrill Lynch Alternative Note Asset Trust
0.623% due 02/25/2037		9,676	8,830
0.753% due 03/25/2037		339	152
3.149% due 06/25/2037 ^		70,800	47,904
Merrill Lynch Mortgage Investors Trust
0.703% due 11/25/2035		1,093	1,027
0.703% due 08/25/2036		5	5
0.721% due 08/25/2036		36,362	34,120
0.913% due 03/25/2030		271	263
1.113% due 06/25/2028		20	19
1.113% due 11/25/2029		2,585	2,503
1.133% due 04/25/2028		34	33
1.413% due 03/25/2030		579	558
1.418% due 07/25/2030		4,600	4,442
1.428% due 01/25/2030		127	122
1.457% due 10/25/2035		8	8
1.593% due 10/25/2028		173	171
1.609% due 01/25/2029		859	824
1.613% due 11/25/2029		177	171
2.315% due 09/25/2029		881	877
2.323% due 01/25/2029		60	59
2.372% due 01/25/2029		4,842	4,612
2.458% due 04/25/2035		228	222
2.499% due 05/25/2029		182	182
2.516% due 05/25/2036		1,619	1,567
2.530% due 05/25/2036 ^		721	675
2.554% due 02/25/2033		62	59
2.617% due 12/25/2034		1,026	1,012
2.650% due 02/25/2035		4,479	4,469
2.703% due 02/25/2036		13	12
2.750% due 09/25/2033		24	24
2.757% due 12/25/2034		62	62
2.766% due 02/25/2034		206	207
2.815% due 05/25/2036		277	275
2.821% due 03/25/2036 ^		4,409	2,915
2.879% due 07/25/2035 ^		2,380	2,119
2.920% due 12/25/2035 ^		156	145
2.939% due 09/25/2035 ^		166	150
2.949% due 07/25/2035 ^		1,123	892
2.965% due 06/25/2037		702	676
3.063% due 05/25/2034		255	252
Merrill Lynch Mortgage Trust
0.477% due 02/12/2051 (a)		117,423	480
0.578% due 08/12/2039 (a)		1,467	1

Merrill Lynch Mortgage-Backed Securities Trust
3.080% due 08/25/2036 ^		23,095	21,356
3.125% due 06/25/2037 ^		36	30
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.071% due 08/12/2049		7,879	8,132
Morgan Stanley Bank of America Merrill Lynch Trust
1.430% due 02/15/2047 (a)		98,355	5,231
2.193% due 11/15/2045 (a)		124,661	8,659
3.040% due 04/15/2048		7,200	7,573
Morgan Stanley Capital Trust
0.435% due 11/12/2049 (a)		28,496	49
3.340% due 03/15/2049		11,000	11,793
5.665% due 04/15/2049		16,585	17,024
Morgan Stanley Dean Witter Capital, Inc. Trust
6.537% due 09/15/2037		6,445	6,640
Morgan Stanley Mortgage Loan Trust
0.733% due 01/25/2036		3,167	2,259
0.895% due 10/25/2034		137	130
2.017% due 06/25/2037		25,056	16,071
2.527% due 06/25/2036		2,239	2,175
2.534% due 07/25/2034		442	441
2.624% due 07/25/2035 ^		497	464
2.681% due 10/25/2034		184	181
2.821% due 05/25/2036 ^		18,768	14,476
2.880% due 07/25/2035		734	663
2.880% due 11/25/2035		154	112
2.898% due 08/25/2034		86	86
2.938% due 09/25/2035 ^		171	123
3.032% due 07/25/2034		492	484
3.308% due 12/25/2035		928	824
4.435% due 11/25/2037 ^		7,279	5,227
4.445% due 10/25/2037 ^		7,874	6,542
5.500% due 11/25/2035 ^		152	149
5.750% due 09/25/2022 ^		12	6
6.000% due 08/25/2037 ^		723	630
6.425% due 09/25/2034		1,978	2,129
6.513% due 08/25/2036 ^		8,789	4,321
Morgan Stanley Re-REMIC Trust
2.881% due 02/26/2036		11,181	11,038
5.250% due 05/26/2037		23,867	22,555
Morgan Stanley Resecuritization Trust
2.680% due 04/26/2047		8,269	4,486
Mortgage Equity Conversion Asset Trust
1.065% due 05/25/2042		143,777	126,164
MortgageIT Securities Corp. Mortgage Loan Trust
0.683% due 06/25/2047		38,866	30,142
MortgageIT Trust
0.703% due 11/25/2035		12,544	10,409
Mortgages PLC
0.971% due 01/31/2037	GBP	4,988	6,094
1.051% due 10/31/2038		1,501	1,828
Motel 6 Trust
4.532% due 02/05/2030		$6,000	5,995
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034 ^		1,022	913
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		3,361	3,326
Newgate Funding PLC
0.337% due 12/15/2050	EUR	809	820
0.760% due 12/01/2050	GBP	3,127	3,693
0.987% due 12/15/2050	EUR	4,393	4,193
1.237% due 12/15/2050		7,350	6,261
1.572% due 12/15/2050	GBP	23,316	27,561
1.822% due 12/15/2050		6,589	7,299
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.733% due 04/25/2037		$252	193
2.693% due 10/25/2035		1,182	1,104
2.938% due 02/25/2036		3,252	2,801
2.946% due 08/25/2034		5,612	5,035
3.243% due 02/25/2036 ^		1,130	899
5.159% due 03/25/2035		33	33
5.500% due 05/25/2033		13	13
6.000% due 05/25/2033		8	8
6.215% due 08/25/2036 ^		8,174	3,696
6.431% due 08/25/2036 ^		3,487	1,576
7.000% due 04/25/2033		6	6
Nomura Resecuritization Trust
0.724% due 08/27/2047		239,164	152,868
2.704% due 08/26/2034		2,707	2,721
6.000% due 07/26/2037		15,426	9,624
NovaStar Mortgage Funding Trust
0.636% due 09/25/2046		19,018	15,521
Paragon Mortgages PLC
0.828% due 01/15/2039	GBP	67,651	79,444
Preferred Residential Securities PLC
1.672% due 12/15/2041		753	866

Prime Mortgage Trust
7.000% due 07/25/2034	$519	497
Provident Funding Mortgage Loan Trust
1.033% due 05/25/2035	3,622	3,494
2.879% due 05/25/2035	772	771
2.885% due 04/25/2034	110	109
3.002% due 10/25/2035	261	255
RAAC Trust
5.824% due 01/25/2017	1	1
RBSSP Resecuritization Trust
0.696% due 03/26/2037	90,678	60,925
0.699% due 05/28/2047	47,180	31,879
0.720% due 08/26/2045	114	77
2.405% due 07/26/2045	46,563	46,458
2.484% due 10/26/2036	20,421	13,858
2.506% due 12/26/2036	39,859	31,600
2.521% due 12/25/2035	26,403	26,705
2.751% due 10/26/2035	9,519	9,534
3.134% due 08/28/2047	311,011	237,379
3.169% due 03/26/2036	18,684	12,715
3.471% due 12/26/2036 ^	9,356	6,735
Regal Trust
2.178% due 09/29/2031	487	467
Residential Accredit Loans, Inc. Trust
0.603% due 02/25/2047	22,531	12,029
0.623% due 01/25/2037	8,380	6,509
0.633% due 05/25/2036	23,222	17,701
0.633% due 07/25/2036	20,403	12,895
0.633% due 11/25/2036	5,376	3,867
0.633% due 06/25/2046	40,501	16,502
0.653% due 05/25/2047	7,042	5,519
0.658% due 09/25/2046	10,602	7,131
0.703% due 02/25/2036 ^	21,865	14,841
0.713% due 12/25/2045	35,938	24,541
0.723% due 05/25/2046 ^	3,392	2,119
0.733% due 12/25/2045	833	584
0.753% due 08/25/2035	8,338	6,524
0.783% due 03/25/2037	274	63
0.813% due 01/25/2037 ^	1,883	1,119
0.853% due 06/25/2036	532	337
1.153% due 11/25/2035	10,345	7,233
1.437% due 01/25/2046 ^	32,684	22,595
1.655% due 11/25/2037	21,809	14,600
1.797% due 09/25/2045	1,097	887
3.275% due 08/25/2035 ^	774	402
3.317% due 07/25/2035	16,228	13,419
3.468% due 07/25/2035	9,652	7,816
3.806% due 12/26/2034 ^	253	169
3.821% due 07/25/2035	125	99
3.840% due 12/25/2035	15,968	13,351
5.000% due 09/25/2019	85	85
5.500% due 01/25/2035	2,594	2,617
5.500% due 08/25/2035 ^	69	62
5.750% due 12/25/2021 ^	332	313
6.000% due 10/25/2034	17,192	18,035
6.000% due 08/25/2035 ^	1,151	1,043
6.000% due 10/25/2035 ^	18,422	13,977
6.000% due 12/25/2035 ^	5,921	5,100
6.000% due 08/25/2036 ^	25,634	21,416
6.000% due 09/25/2036	7,579	6,152
6.000% due 01/25/2037	269	224
6.000% due 02/25/2037 ^	26,066	20,613
6.000% due 03/25/2037 ^	22,220	19,338
6.000% due 05/25/2037 ^	3,015	2,505
6.000% due 06/25/2037 ^	41,187	33,776
6.500% due 08/25/2036	50,883	42,377
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031	163	171
7.500% due 12/25/2031	67	68
7.500% due 05/25/2032	93	93
7.500% due 07/25/2032	750	680
Residential Asset Securitization Trust
0.803% due 06/25/2036	9,277	3,169
1.153% due 07/25/2036	11,049	7,313
4.750% due 02/25/2019	22	22
5.500% due 07/25/2035	1,942	1,754
5.500% due 09/25/2035 ^	37,528	31,820
6.000% due 11/25/2036 ^	8,309	5,411
6.000% due 01/25/2037 ^	5,211	3,398
6.000% due 03/25/2037 ^	11,233	7,613
6.000% due 08/25/2037	1,086	903
6.250% due 11/25/2036	2,394	1,608
6.500% due 09/25/2036	4,915	3,401
6.500% due 04/25/2037 ^	23,586	14,033
Residential Funding Mortgage Securities, Inc. Trust
2.946% due 09/25/2035	1,988	1,651

3.080% due 08/25/2035 ^		4,806	3,617
3.943% due 09/25/2036 ^		287	244
4.012% due 04/25/2037		3,741	3,247
4.042% due 10/25/2037 ^		18,015	14,794
4.546% due 07/27/2037 ^		399	349
5.250% due 01/25/2036 ^		185	167
5.500% due 03/25/2037 ^		7,445	6,543
6.000% due 04/25/2037 ^		7,875	6,983
6.000% due 10/25/2037 ^		1,208	1,018
6.011% due 10/25/2037 ^		17,883	14,324
6.500% due 03/25/2032		74	76
Residential Mortgage Securities PLC
0.951% due 11/14/2039	GBP	5,128	6,260
2.841% due 02/14/2041		2,596	3,498
ResLoC UK PLC
0.032% due 12/15/2043	EUR	8,968	8,823
RMAC PLC
0.005% due 06/12/2037		6,919	6,852
0.814% due 06/12/2036	GBP	45,341	53,430
0.934% due 06/12/2043		3,419	4,084
0.994% due 12/12/2036		2,704	3,308
1.024% due 09/12/2035		5,761	7,029
RMAC Securities PLC
0.000% due 06/12/2044	EUR	2,310	2,283
0.724% due 06/12/2044	GBP	20,545	24,219
0.744% due 06/12/2044		10,831	12,796
0.806% due 06/12/2044		$3,882	3,420
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		2,008	2,013
5.336% due 05/16/2047		12,093	12,124
Sandwell Commercial Finance PLC
2.031% due 05/11/2039	GBP	3,215	4,081
Sequoia Mortgage Trust
0.798% due 07/20/2033		$113	106
1.068% due 08/20/2034		1,326	1,252
1.108% due 06/20/2033		870	826
1.208% due 10/20/2027		8	7
1.208% due 04/20/2033		176	167
1.248% due 10/20/2027		98	96
1.561% due 11/20/2034		441	423
1.670% due 04/20/2033		987	979
2.762% due 02/20/2047		468	401
2.817% due 09/20/2046 ^		8,722	7,004
2.829% due 08/20/2047		14,585	12,111
3.018% due 09/20/2046 ^		1,018	821
3.049% due 07/20/2037		2,364	2,038
4.883% due 07/20/2037 ^		14,879	13,368
Southern Pacific Financing PLC
1.175% due 12/10/2042	GBP	480	535
Southern Pacific Securities PLC
1.065% due 06/10/2043		5,048	6,375
Structured Adjustable Rate Mortgage Loan Trust
0.753% due 09/25/2034		$519	451
1.603% due 12/25/2037 ^		14,173	9,174
2.478% due 10/25/2037 ^		8,000	5,368
2.636% due 09/25/2035		8,369	7,394
2.701% due 10/25/2035 ^		6,196	5,547
2.743% due 11/25/2035 ^		290	231
2.765% due 09/25/2034		196	170
2.784% due 11/25/2035 ^		2,155	1,783
2.805% due 08/25/2034		36	35
2.805% due 05/25/2036 ^		8,735	6,726
2.821% due 01/25/2036 ^		7,357	5,558
2.826% due 08/25/2035		2,490	2,319
2.859% due 09/25/2036 ^		24,058	15,870
2.863% due 12/25/2034		2,954	2,906
2.872% due 05/25/2036 ^		479	438
2.876% due 02/25/2036 ^		8,898	7,184
2.881% due 05/25/2035		53	44
2.890% due 03/25/2035		14,701	12,792
2.892% due 03/25/2035		2,000	1,948
2.898% due 10/25/2034		244	241
2.902% due 06/25/2034		298	298
2.911% due 05/25/2035		13,056	12,174
2.927% due 05/25/2034		2,257	2,285
2.939% due 07/25/2035 ^		6,871	5,896
2.939% due 02/25/2036 ^		12,663	9,111
2.940% due 04/25/2034		21	21
2.945% due 11/25/2034		554	553
2.961% due 04/25/2035		147	136
2.968% due 12/25/2034		80	76
2.983% due 11/25/2034		2,439	2,407
3.005% due 11/25/2035		693	552
3.100% due 12/25/2035		490	398
3.100% due 12/25/2035 ^		1,257	1,241
3.164% due 03/25/2036 ^		2,279	1,857

3.359% due 05/25/2036 ^		12,607	10,080
3.640% due 07/25/2037 ^		72	59
4.078% due 02/25/2037 ^		1,457	1,408
4.197% due 09/25/2036 ^		21,565	17,202
4.272% due 01/25/2037 ^		9,486	7,314
4.502% due 02/25/2037 ^		2,331	2,256
4.577% due 09/25/2036 ^		5,473	4,293
Structured Asset Mortgage Investments Trust
0.573% due 08/25/2036		17,929	13,478
0.633% due 07/25/2046		20,810	16,513
0.643% due 06/25/2036		11,490	9,551
0.643% due 07/25/2046 ^		15,571	11,562
0.653% due 05/25/2036		19,630	14,569
0.653% due 10/25/2036		9,013	7,437
0.663% due 04/25/2036		44,658	32,137
0.663% due 05/25/2036		415	321
0.663% due 08/25/2036 ^		20,439	15,368
0.663% due 05/25/2046		269	187
0.663% due 09/25/2047 ^		37,573	28,154
0.683% due 02/25/2036 ^		78,979	61,062
0.683% due 02/25/2036		11,989	9,608
0.683% due 05/25/2045		2,101	1,836
0.683% due 07/25/2046 ^		39	15
0.698% due 07/19/2035		4,297	3,847
0.733% due 02/25/2036 ^		27,715	22,689
0.753% due 08/25/2036 ^		6,885	3,372
1.128% due 05/19/2035		2,429	2,335
1.303% due 05/25/2047		6,134	4,201
2.615% due 05/25/2047		60,334	42,253
2.732% due 02/19/2035		8	8
3.292% due 05/25/2045 ^		185	149
Structured Asset Securities Corp.
0.803% due 04/25/2035		530	441
2.921% due 12/25/2033		1,411	1,389
Structured Asset Securities Corp. Mortgage Loan Trust
1.053% due 10/25/2027		600	586
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.580% due 07/25/2033		623	621
2.608% due 03/25/2033		226	225
2.631% due 08/25/2032		108	106
2.690% due 09/25/2033		606	586
2.756% due 01/25/2034		316	298
2.875% due 11/25/2033		202	198
3.031% due 09/25/2032		23	23
3.086% due 11/25/2033		514	506
5.460% due 07/25/2034		14,487	15,034
5.750% due 09/25/2034		613	605
Structured Asset Securities Corp. Trust
5.750% due 02/25/2035		6,548	6,742
Suntrust Adjustable Rate Mortgage Loan Trust
3.068% due 04/25/2037 ^		4,631	3,845
TDA CAM Fondo de Titulizacion de Activos
0.015% due 09/22/2032	EUR	716	785
TDA Mixto Fondo de Titulizacion de Activos
0.014% due 03/22/2035		611	667
0.015% due 06/22/2045		596	644
0.021% due 12/27/2030		474	519
0.021% due 09/30/2032		55	61
0.025% due 03/22/2035		753	825
3.234% due 03/22/2036		1,200	1,171
Theatre Hospitals PLC
3.588% due 10/15/2031	GBP	68,859	87,586
Thornburg Mortgage Securities Trust
0.723% due 03/25/2044		$272	244
2.256% due 12/25/2044		81	78
2.291% due 10/25/2043		545	530
5.750% due 06/25/2047		23,285	22,675
Tibet CMBS SRL
4.150% due 12/09/2026	EUR	23,517	25,981
Trinity Square PLC
1.738% due 07/15/2051	GBP	30,003	39,498
UBS Commercial Mortgage Trust
2.343% due 05/10/2045 (a)		$174,898	16,227
UBS-Barclays Commercial Mortgage Trust
1.431% due 04/10/2046 (a)		83,795	5,216
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		2,901	2,944
5.889% due 06/15/2049		19,264	19,811
6.147% due 02/15/2051		34,251	35,427
Wachovia Mortgage Loan Trust LLC
2.767% due 10/20/2035		2,376	2,236
2.812% due 10/20/2035 ^		626	547
2.819% due 10/20/2035		492	481
2.909% due 05/20/2036		488	466
2.916% due 08/20/2035 ^		633	553
6.120% due 03/20/2037 ^		158	141

WaMu Mortgage Pass-Through Certificates Trust
0.683% due 04/25/2045	14,464	13,594
0.713% due 11/25/2045	1,120	1,028
0.723% due 12/25/2045	4,844	4,551
0.743% due 07/25/2045	4,002	3,773
0.743% due 12/25/2045	9,045	8,266
0.783% due 01/25/2045	12,247	11,324
0.803% due 01/25/2045	208	194
0.843% due 10/25/2044	3,000	2,894
0.853% due 10/25/2044	3,891	3,482
0.893% due 07/25/2044	14,856	13,834
1.133% due 01/25/2045	7,736	7,056
1.137% due 02/25/2047 ^	43,511	33,675
1.167% due 01/25/2047	2,674	2,409
1.177% due 01/25/2047 ^	11,025	8,534
1.187% due 06/25/2047	9,450	7,489
1.193% due 11/25/2034	4,287	3,843
1.197% due 04/25/2047	133	65
1.230% due 12/25/2046 ^	25,072	19,598
1.233% due 10/25/2045	3,292	3,186
1.277% due 11/25/2046	24,399	19,157
1.317% due 10/25/2046 ^	62,712	49,376
1.333% due 11/25/2034	86	75
1.350% due 05/25/2046	15,251	13,887
1.397% due 09/25/2046	14,735	12,238
1.417% due 06/25/2046	1,795	1,667
1.417% due 07/25/2046	25,774	20,968
1.427% due 06/25/2046	4,479	3,703
1.437% due 02/25/2046	1,327	1,208
1.637% due 11/25/2042	342	316
1.800% due 08/25/2042	194	185
1.899% due 10/25/2036 ^	2,635	2,228
1.990% due 01/25/2037 ^	1,830	1,527
2.008% due 01/25/2037 ^	16,164	13,726
2.024% due 10/25/2036 ^	633	542
2.042% due 12/19/2039	173	168
2.165% due 11/25/2036 ^	2,068	1,763
2.190% due 07/25/2046	10,833	9,665
2.204% due 11/25/2036 ^	6,338	5,626
2.248% due 12/25/2036 ^	135	115
2.408% due 05/25/2037 ^	20,407	16,348
2.420% due 09/25/2036	19,186	17,153
2.427% due 03/25/2037 ^	46,725	39,382
2.434% due 10/25/2035	8,153	7,827
2.438% due 01/25/2036 ^	717	649
2.448% due 08/25/2046 ^	189	165
2.496% due 07/25/2037 ^	26,111	23,523
2.503% due 09/25/2035	1,011	981
2.503% due 02/25/2037 ^	39,841	35,761
2.506% due 12/25/2036 ^	8,896	7,748
2.508% due 01/25/2036	2,707	2,581
2.511% due 06/25/2037 ^	4,319	3,705
2.518% due 03/25/2036	5,931	5,516
2.538% due 12/25/2035	4,512	4,349
2.574% due 08/25/2034	1,709	1,698
2.576% due 02/25/2033	891	876
2.659% due 02/25/2037 ^	46,704	42,342
2.668% due 02/25/2037 ^	27,632	24,490
2.760% due 01/25/2036	7,680	6,818
2.798% due 03/25/2035	3,484	3,412
2.868% due 08/25/2035	78	73
3.566% due 01/25/2037 ^	10,704	9,262
3.671% due 08/25/2036 ^	34,463	31,133
3.910% due 03/25/2037 ^	25,529	21,158
4.198% due 02/25/2037 ^	6,042	5,481
4.267% due 04/25/2037 ^	38,013	34,672
4.324% due 05/25/2037 ^	2,730	2,400
4.411% due 07/25/2037 ^	5,460	4,956
Washington Mutual Mortgage Pass-Through Certificates Trust
0.643% due 07/25/2046	541	397
0.683% due 12/25/2036	10,895	8,440
0.713% due 12/25/2035	705	579
0.853% due 07/25/2035	2,413	1,906
1.053% due 03/25/2036 ^	3,143	2,295
1.137% due 01/25/2047	42,823	30,794
1.137% due 04/25/2047	9,805	7,046
1.157% due 12/25/2046	11,699	7,892
1.207% due 04/25/2047	13,810	9,774
1.287% due 10/25/2046 ^	26,821	19,030
1.357% due 09/25/2046	35,102	23,305
1.377% due 04/25/2046	59,652	45,702
1.600% due 06/25/2033	134	132
1.903% due 09/25/2035 ^	2,726	2,152
4.476% due 09/25/2036 ^	42,165	23,934
4.641% due 10/25/2036	96	64
4.919% due 10/25/2036	8,974	4,784

5.000% due 03/25/2018		1	1
5.500% due 06/25/2035		4,658	4,303
5.500% due 08/25/2035		139	127
5.500% due 11/25/2035 ^		1,008	870
5.750% due 11/25/2035 ^		1,410	1,244
6.000% due 04/25/2036 ^		5,865	5,222
6.000% due 07/25/2036		2,043	940
6.000% due 04/25/2037		22,977	19,410
6.221% due 07/25/2036 ^		31,264	14,381
6.449% due 07/25/2036 ^		2,844	1,308
6.500% due 03/25/2036		23,027	17,718
6.500% due 05/25/2036 ^		9,288	6,674
6.500% due 08/25/2036 ^		48,382	35,362
7.500% due 04/25/2033		34	36
Wells Fargo Alternative Loan Trust
6.000% due 07/25/2037		2,179	2,033
Wells Fargo Commercial Mortgage Trust
1.524% due 11/15/2043 (a)		89,084	4,099
3.324% due 01/15/2059		15,000	16,021
3.487% due 11/15/2048		5,000	5,402
Wells Fargo Mortgage Loan Trust
0.626% due 09/27/2047		44,897	33,905
2.904% due 12/27/2046		27,523	16,838
Wells Fargo Mortgage-Backed Securities Trust
0.753% due 04/25/2037 ^		834	672
2.737% due 10/25/2036 ^		3,222	3,062
2.744% due 09/25/2034		101	104
2.766% due 02/25/2035		697	694
2.774% due 09/25/2034		163	163
2.800% due 11/25/2034		554	549
2.816% due 11/25/2037 ^		164	146
2.830% due 03/25/2036 ^		1,381	1,312
2.833% due 07/25/2034		142	143
2.865% due 03/25/2035		34,105	34,110
2.866% due 04/25/2036 ^		475	463
2.871% due 07/25/2034		350	359
2.877% due 10/25/2034		143	142
2.887% due 08/25/2036 ^		2,494	2,358
2.894% due 03/25/2036		201	200
2.912% due 06/25/2035		252	257
2.921% due 05/25/2035		521	519
2.938% due 03/25/2035		175	174
2.950% due 03/25/2035		70	69
2.952% due 12/25/2034		88	89
2.954% due 10/25/2035		728	734
2.979% due 10/25/2034		15	15
2.985% due 04/25/2035		1,089	1,089
2.989% due 07/25/2036 ^		53,023	50,900
2.996% due 08/25/2033		112	115
3.014% due 06/25/2035		330	339
3.031% due 03/25/2036 ^		3,901	3,829
3.046% due 07/25/2036 ^		1,796	1,734
3.051% due 06/25/2034		443	444
3.057% due 06/26/2035		2,185	2,170
3.085% due 05/25/2036 ^		7,137	6,795
3.194% due 04/25/2036		4,967	4,579
5.500% due 08/25/2035		50	51
5.500% due 03/25/2036		861	861
5.500% due 04/25/2036		260	242
5.500% due 09/25/2037		661	665
5.750% due 03/25/2037 ^		2,486	2,423
5.880% due 04/25/2037 ^		702	657
6.000% due 06/25/2036 ^		1,474	1,431
6.000% due 07/25/2036 ^		215	218
6.000% due 08/25/2036 ^		1,859	1,826
6.000% due 09/25/2036 ^		146	142
6.000% due 11/25/2036 ^		527	527
6.000% due 04/25/2037 ^		169	169
6.000% due 06/25/2037 ^		3,913	3,892
6.000% due 07/25/2037 ^		3,318	3,301
6.000% due 08/25/2037 ^		369	366
6.000% due 11/25/2037 ^		247	245
18.141% due 03/25/2036		231	317
Wells Fargo Re-REMIC Trust
5.889% due 05/16/2017		8,501	8,684
Wells Fargo-RBS Commercial Mortgage Trust
0.596% due 03/15/2047 (a)		83,202	2,697
2.518% due 04/15/2045 (a)		92,378	7,345
Windermere CMBS Ltd.
0.201% due 04/22/2018	EUR	6,218	6,688

Total Non-Agency Mortgage-Backed Securities (Cost $12,721,072)			13,028,070

ASSET-BACKED SECURITIES 21.8%
Aames Mortgage Investment Trust
1.653% due 06/25/2035		$10,800	9,358

2.178% due 01/25/2035 ^	520	514
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030	21,014	21,815
ACAS CLO Ltd.
2.081% due 10/25/2025 (b)	100,150	100,150
2.538% due 10/25/2025	101,800	102,353
Accredited Mortgage Loan Trust
0.633% due 04/25/2036	272	271
0.673% due 02/25/2037	24,998	15,113
0.930% due 09/25/2035	7,220	6,152
1.053% due 04/25/2034	1,161	1,057
1.053% due 07/25/2034	10,272	9,292
1.158% due 04/25/2035	2,495	2,317
5.210% due 01/25/2034	3,200	3,127
ACE Securities Corp. Home Equity Loan Trust
0.513% due 10/25/2036	370	204
0.543% due 07/25/2036 ^	1,904	675
0.573% due 12/25/2036	13,487	6,974
0.583% due 12/25/2036	164,898	99,501
0.593% due 07/25/2036	62,187	42,191
0.593% due 12/25/2036	26,969	15,912
0.603% due 04/25/2036	29,304	25,966
0.603% due 07/25/2036	35,336	15,726
0.608% due 08/25/2036	4,296	3,637
0.693% due 07/25/2036	15,808	7,187
0.753% due 12/25/2045	502	500
1.113% due 11/25/2035	6,563	5,954
1.153% due 08/25/2045	6,784	6,599
1.253% due 02/25/2034	398	386
1.308% due 07/25/2035	5,000	4,834
1.353% due 09/25/2033	255	241
1.428% due 06/25/2034	14,597	13,514
1.428% due 07/25/2035	18,000	15,292
1.458% due 07/25/2035	17,500	13,594
1.503% due 12/25/2033	2,284	2,177
1.533% due 02/25/2035	903	890
Aegis Asset-Backed Securities Trust
0.693% due 01/25/2037	13,403	9,255
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
1.053% due 06/25/2034	11	11
1.503% due 01/25/2034	588	530
AFC Home Equity Loan Trust
1.046% due 09/27/2027	156	146
1.096% due 09/22/2028	387	354
1.333% due 02/25/2029	491	423
ALESCO Preferred Funding Ltd.
0.010% due 12/23/2034	5,139	2,744
0.922% due 12/23/2037	14,656	10,992
0.932% due 07/23/2035	35,987	29,510
0.948% due 07/15/2037	26,039	18,487
0.962% due 09/23/2037	20,368	14,462
0.972% due 12/23/2036	41,412	29,403
0.982% due 09/23/2036	49,263	33,499
1.002% due 06/23/2036	29,782	20,848
1.028% due 07/15/2037	27,000	14,310
1.042% due 07/23/2035	5,519	4,525
1.042% due 09/23/2037	2,255	1,082
1.092% due 06/23/2036	27,500	13,956
1.092% due 12/23/2036	7,500	4,050
1.112% due 12/23/2035	20,821	11,035
1.142% due 09/23/2036	12,000	6,600
1.162% due 07/23/2035	15,152	8,485
1.242% due 03/23/2035	5,000	2,525
1.292% due 12/23/2034	4,750	2,708
1.337% due 07/30/2034	7,000	4,060
1.378% due 05/01/2034	7,000	4,480
1.392% due 09/23/2038	76,253	57,190
1.592% due 09/23/2038	10,000	5,500
1.737% due 01/30/2034	7,500	5,250
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.883% due 01/25/2036	15,183	13,336
0.903% due 01/25/2036	6,211	5,858
1.033% due 01/25/2036	14,093	9,831
1.053% due 08/25/2035	7,098	7,047
1.103% due 08/25/2035	12,300	10,974
1.153% due 11/25/2033	214	192
1.173% due 03/25/2035	4,000	3,925
1.248% due 03/25/2035	9,000	7,996
1.323% due 07/25/2034	196	178
1.368% due 01/25/2035	1,189	989
1.443% due 11/25/2034	24,699	23,350
1.473% due 08/25/2034	16,732	14,389
1.473% due 10/25/2034	3,800	3,425
1.488% due 12/25/2033	532	501
1.623% due 03/25/2035	1,500	1,000
2.178% due 05/25/2034	11,176	8,370

3.828% due 11/25/2032		3,420	3,296
3.978% due 11/25/2032 ^		28	1
4.359% due 07/25/2033		3,212	2,876
5.140% due 10/25/2033		65	65
Amortizing Residential Collateral Trust
1.033% due 07/25/2032		1,027	965
Aquilae CLO PLC
0.187% due 01/17/2023	EUR	485	537
Argent Securities Trust
0.543% due 07/25/2036		$6,626	2,635
0.553% due 10/25/2036		10,592	4,547
0.563% due 09/25/2036		9,121	3,433
0.603% due 07/25/2036		52,045	21,112
0.628% due 04/25/2036		31,967	18,015
0.633% due 04/25/2036		8,784	3,352
0.693% due 06/25/2036		7,164	2,549
0.693% due 07/25/2036		7,051	2,945
0.693% due 10/25/2036		26,448	11,649
0.723% due 05/25/2036		16,167	5,622
0.733% due 04/25/2036		8,734	3,406
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.683% due 01/25/2036		2,203	1,625
0.943% due 10/25/2035		8,000	6,576
1.488% due 01/25/2034		3,486	3,267
Asset-Backed Funding Certificates Trust
0.563% due 01/25/2037		12,512	7,537
0.583% due 01/25/2037		77,897	51,438
0.593% due 11/25/2036		10,239	6,205
0.603% due 09/25/2036		27,270	25,483
0.613% due 11/25/2036		22,468	11,190
0.613% due 01/25/2037		103,185	62,737
0.673% due 01/25/2037		56,349	34,623
0.703% due 11/25/2036		4,535	2,302
1.113% due 03/25/2035		5,213	4,187
1.128% due 06/25/2035		16,963	16,514
1.428% due 06/25/2035		9,331	5,498
1.453% due 06/25/2037		5,072	3,737
1.578% due 12/25/2032		1,842	1,740
Asset-Backed Securities Corp. Home Equity Loan Trust
0.593% due 07/25/2036		3,471	3,055
1.353% due 06/25/2035		14,798	12,744
1.398% due 04/25/2035		2,000	1,904
1.398% due 05/25/2035		14,813	14,420
1.417% due 12/15/2033		6,957	6,527
1.653% due 06/25/2034		3,430	2,912
2.092% due 03/15/2032		452	441
Associates Manufactured Housing Pass-Through Certificates
7.025% due 03/15/2028		780	785
7.150% due 03/15/2028		5,442	6,495
Atlante Finance SRL
1.348% due 07/28/2047	EUR	3,500	3,593
Atrium CDO Corp.
1.421% due 11/16/2022		$3,133	3,120
AVANT Loans Funding Trust
3.920% due 08/15/2019		11,328	11,389
Babson CLO Ltd.
1.866% due 05/15/2023		60,000	59,942
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025		5,000	4,820
Bayview Financial Acquisition Trust
0.804% due 05/28/2037		9,642	7,166
5.660% due 12/28/2036		14	14
Bayview Financial Asset Trust
0.903% due 03/25/2037		10,486	9,020
1.253% due 03/25/2037		5,449	4,482
1.253% due 12/25/2039		679	668
1.353% due 03/25/2037		5,701	4,561
1.603% due 03/25/2037		3,098	2,463
1.953% due 03/25/2037		2,869	2,144
Bayview Financial Mortgage Pass-Through Trust
0.708% due 04/28/2036		67	66
Bayview Financial Revolving Asset Trust
1.368% due 12/28/2040		6,322	4,613
Bayview Opportunity Master Fund Trust
2.981% due 07/28/2034		19,200	19,177
3.228% due 07/28/2034		2,201	2,205
Bear Stearns Asset-Backed Securities Trust
0.563% due 04/25/2031		9,138	9,297
0.593% due 10/25/2036		6,978	6,563
0.593% due 04/25/2037		24,015	18,402
0.603% due 06/25/2036		22,894	21,208
0.603% due 11/25/2036		4,657	3,950
0.623% due 05/25/2036 ^		6,063	5,865
0.623% due 10/25/2036		7,923	7,038
0.623% due 12/25/2036 ^		13,052	10,111
0.633% due 06/25/2047		15,368	14,945

0.643% due 05/25/2037		6,661	6,397
0.683% due 04/25/2036		24,858	23,205
0.693% due 06/25/2047		13,400	11,390
0.733% due 04/25/2036		13,230	12,577
0.753% due 02/25/2037		30,854	20,472
0.773% due 08/25/2036		3,304	3,297
0.773% due 01/25/2047		2,308	2,234
0.803% due 05/25/2037 ^		14,288	8,645
0.833% due 01/25/2037		7,766	6,013
0.837% due 09/25/2034		196	179
0.853% due 08/25/2036		6,607	6,443
0.853% due 09/25/2046		8,632	7,317
0.873% due 12/25/2035		7,324	6,382
0.883% due 12/25/2035		6,836	6,129
0.893% due 12/25/2035 ^		3,100	2,372
0.903% due 11/25/2035 ^		8,469	7,563
0.903% due 12/25/2035		10,821	7,744
0.903% due 08/25/2036		10,308	8,988
0.943% due 07/25/2035		102	100
0.943% due 06/25/2036		1,878	1,846
1.103% due 08/25/2035		7,839	7,449
1.113% due 10/25/2032		31	29
1.123% due 06/25/2035		11,236	9,892
1.133% due 10/25/2035		34,210	29,931
1.153% due 11/25/2035 ^		47,013	40,420
1.173% due 07/25/2035		11,711	11,463
1.253% due 10/27/2032		90	84
1.353% due 01/25/2036		4,485	3,778
1.403% due 10/25/2037		18,584	15,196
1.428% due 02/25/2034		1,013	935
1.453% due 10/25/2037		35,869	31,081
1.453% due 11/25/2042		1,448	1,344
1.458% due 06/25/2035		6,159	5,708
1.487% due 07/25/2036		1,375	1,186
1.553% due 10/25/2033		211	196
1.578% due 02/25/2035		3,434	3,108
1.953% due 04/25/2036		8,942	7,073
2.203% due 09/25/2035		14,750	13,495
2.328% due 08/25/2034		1,368	1,265
2.423% due 10/25/2036		174	139
5.500% due 06/25/2034		632	636
5.500% due 08/25/2035		9,014	8,193
5.500% due 08/25/2036		3,133	3,138
5.750% due 10/25/2033		474	488
6.000% due 10/25/2035		12,739	12,382
6.000% due 08/25/2036		7,377	5,782
6.250% due 12/25/2036		22,976	20,301
6.500% due 08/25/2036 ^		4,158	2,612
Black Diamond CLO Ltd.
2.037% due 02/01/2023		16,398	16,152
BNC Mortgage Loan Trust
0.553% due 03/25/2037		3,423	3,301
0.553% due 05/25/2037		2,060	2,020
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029		1,837	1,881
6.530% due 10/15/2028		2,224	2,319
6.805% due 12/15/2030		1,683	1,763
6.975% due 12/15/2029		9,068	4,435
7.180% due 12/15/2029		19,920	10,008
7.575% due 06/15/2030		16,207	8,668
7.935% due 12/15/2030		10,000	10,555
Bosphorus CLO
1.430% due 10/15/2025	EUR	25,700	28,524
Buckingham CDO Ltd.
0.713% due 04/05/2041		$728,833	143,944
0.713% due 09/05/2051		1,026,058	117,936
Cadogan Square CLO BV
0.209% due 08/12/2022	EUR	3,160	3,512
Carrington Mortgage Loan Trust
0.603% due 07/25/2036 ^		$104,158	81,997
0.673% due 01/25/2037		17,797	10,495
0.703% due 10/25/2036		10,705	6,297
0.873% due 02/25/2037		8,317	5,426
CDC Mortgage Capital Trust
1.368% due 11/25/2034		161	156
CELF Loan Partners PLC
0.049% due 05/03/2023	EUR	1,333	1,474
0.068% due 11/01/2023		2,808	3,104
0.238% due 11/01/2023		3,000	3,175
Centex Home Equity Loan Trust
0.773% due 06/25/2036		$23,250	16,153
1.073% due 09/25/2034		1,064	971
5.210% due 11/25/2028		525	526
Chase Funding Trust
0.953% due 05/25/2032		116	105
1.053% due 07/25/2033		9	8

CHEC Loan Trust
1.093% due 06/25/2034		563	516
CIFC Funding Ltd.
0.890% due 05/10/2021		667	663
1.783% due 04/16/2025		8,000	7,936
2.030% due 12/05/2024		60,000	59,865
CIT Group Home Equity Loan Trust
1.428% due 12/25/2031		280	264
CIT Mortgage Loan Trust
1.903% due 10/25/2037 ^		1,091	1,038
Citigroup Mortgage Loan Trust, Inc.
0.513% due 07/25/2045		2,282	1,597
0.533% due 01/25/2037		25,407	16,290
0.553% due 12/25/2036		6,977	4,485
0.593% due 12/25/2036		2,304	2,103
0.593% due 05/25/2037		6,724	6,680
0.613% due 09/25/2036		10,752	7,411
0.613% due 12/25/2036		14,156	9,190
0.623% due 03/25/2036		226	224
0.633% due 01/25/2037		151,779	98,651
0.633% due 03/25/2037		778	770
0.639% due 11/25/2045		556	544
0.643% due 05/25/2037		54,427	39,334
0.663% due 12/25/2036		8,241	5,960
0.693% due 10/25/2036		20,052	19,748
0.703% due 01/25/2037		49,412	32,420
0.713% due 03/25/2037		52,957	40,744
0.743% due 10/25/2036		3,000	2,682
0.753% due 10/25/2036		15,436	11,635
0.863% due 10/25/2035		19,526	18,188
1.143% due 09/25/2035		2,832	2,831
1.173% due 09/25/2035 ^		17,600	16,785
1.503% due 02/25/2035		1,312	1,000
1.653% due 09/25/2033		1,011	954
4.581% due 10/25/2037		49,066	45,725
5.249% due 08/25/2035		144	132
COA Summit CLO Ltd.
1.984% due 04/20/2023		63,866	63,954
COBALT Commercial Mortgage Trust
0.620% due 04/26/2050		9,257	9,207
0.899% due 04/26/2050		25,068	24,231
Conseco Finance Securitizations Corp.
2.517% due 12/01/2033		18,816	18,160
6.030% due 03/01/2033		1,531	1,541
6.910% due 05/01/2033		54,501	61,109
7.360% due 06/01/2030		78,729	56,971
7.360% due 08/01/2032		6,202	6,675
7.424% due 03/01/2033		18,000	20,080
7.490% due 07/01/2031		45,622	50,617
7.770% due 09/01/2031		19,073	21,085
7.954% due 12/01/2033		8,388	9,298
7.960% due 05/01/2031		25,535	18,825
7.970% due 05/01/2032		7,434	4,399
8.060% due 09/01/2029		7,674	4,583
8.200% due 05/01/2031		35,551	26,854
8.260% due 12/01/2030		86,534	60,779
8.310% due 05/01/2032		42,289	26,028
8.850% due 12/01/2030		1,908	1,175
Conseco Financial Corp.
6.280% due 09/01/2030		30,675	32,573
6.320% due 07/01/2030		16,847	17,939
6.440% due 12/01/2030		17,166	18,164
6.540% due 04/01/2029		9,991	10,688
6.660% due 06/01/2030		4,383	4,720
6.760% due 03/01/2030		2,910	3,118
6.810% due 12/01/2028		1,043	1,105
6.870% due 01/15/2029		44	45
7.220% due 03/15/2028		8,161	8,619
7.240% due 11/15/2028		11,773	12,552
7.550% due 01/15/2029		487	493
7.860% due 03/01/2030		17,952	15,392
Cordatus CLO PLC
0.165% due 07/25/2024	EUR	30,445	33,328
0.968% due 01/30/2024	GBP	4,418	5,815
0.968% due 07/25/2024		6,258	8,050
Coronado CDO Ltd.
1.200% due 09/04/2038		$26,908	25,698
Countrywide Asset-Backed Certificates
0.593% due 05/25/2035		62,343	50,493
0.593% due 05/25/2037		94,203	73,775
0.593% due 07/25/2037 ^		71,943	59,893
0.593% due 08/25/2037		141,681	107,946
0.593% due 04/25/2047		46,854	39,485
0.593% due 06/25/2047		38,208	29,280
0.603% due 01/25/2037		10,996	10,397
0.603% due 05/25/2037		20,633	18,832

0.603% due 12/25/2046	15,713	14,845
0.603% due 06/25/2047 ^	16,236	14,004
0.613% due 03/25/2037	15,224	13,910
0.623% due 05/25/2037	4,512	4,159
0.623% due 06/25/2047	4,170	3,887
0.623% due 09/25/2047	165	165
0.633% due 07/25/2036	776	772
0.633% due 06/25/2047	906	815
0.633% due 11/25/2047 ^	62,225	41,724
0.643% due 06/25/2047	28,073	25,459
0.653% due 06/25/2047	38,135	26,027
0.673% due 09/25/2037 ^	26,769	20,831
0.673% due 06/25/2047 ^	33,216	18,234
0.673% due 09/25/2047	31,297	24,788
0.683% due 05/25/2037	13,000	8,111
0.683% due 07/25/2037 ^	29,200	15,389
0.693% due 04/25/2036	21,045	12,744
0.693% due 11/25/2036	11,924	9,628
0.693% due 03/25/2037	24,109	13,801
0.693% due 04/25/2037	7,937	4,207
0.693% due 06/25/2037	7,078	6,368
0.693% due 12/25/2046	32,297	22,846
0.703% due 03/25/2036 ^	21,625	16,025
0.703% due 01/25/2037	30,636	24,172
0.703% due 06/25/2047	9,200	6,034
0.703% due 11/25/2047	20,763	10,118
0.743% due 06/25/2037	15,449	10,577
0.753% due 07/25/2036	1,398	1,246
0.773% due 10/25/2036	5,325	4,560
0.773% due 05/25/2047	9,750	3,324
0.783% due 07/25/2036	1,603	1,202
0.793% due 12/25/2036 ^	21,758	10,690
0.803% due 03/25/2036 ^	3,973	2,983
0.803% due 05/25/2046	1,443	1,383
0.903% due 03/25/2047 ^	11,964	5,982
0.913% due 01/25/2036	5,206	5,156
0.953% due 01/25/2036	8,000	6,854
0.953% due 03/25/2036	12,165	9,816
0.973% due 01/25/2036	23,050	21,272
1.113% due 12/25/2035	13,300	11,864
1.153% due 12/25/2033	2,205	2,067
1.203% due 05/25/2034	2,175	2,071
1.223% due 11/25/2035	2,051	1,957
1.253% due 10/25/2035	23,685	21,035
1.313% due 05/25/2033	201	179
1.453% due 08/25/2047	2,164	1,988
1.503% due 07/25/2033	1,741	1,655
1.503% due 11/25/2034	14,840	14,260
1.518% due 08/25/2035	23,000	20,796
1.703% due 12/25/2034	2,725	2,250
4.329% due 04/25/2036	132	135
4.576% due 02/25/2036	1,341	1,347
4.919% due 07/25/2036	1,866	1,840
5.000% due 10/25/2046 ^	6,783	5,643
5.834% due 07/25/2034	884	2,335
Countrywide Asset-Backed Certificates Trust
0.603% due 02/25/2037	14,947	14,348
0.603% due 04/25/2046 ^	8,174	7,676
0.603% due 03/25/2047	11,268	9,720
0.613% due 03/25/2037	8,526	7,747
0.613% due 09/25/2046	12,459	10,775
0.693% due 02/25/2037	20,000	15,411
0.913% due 05/25/2036	15,000	12,341
0.943% due 04/25/2036	38,230	26,177
1.053% due 08/25/2035	978	969
1.233% due 11/25/2034	1,145	1,119
1.253% due 08/25/2047	26,842	22,901
1.308% due 08/25/2034	18,423	17,373
1.353% due 11/25/2034	1,041	1,018
1.721% due 04/25/2035	5,000	4,915
2.628% due 07/25/2034	424	391
4.693% due 10/25/2035	507	523
4.761% due 02/25/2036	20,647	21,039
4.841% due 10/25/2046 ^	75	62
Countrywide Home Equity Loan Trust
0.672% due 02/15/2036	6,108	5,437
Credit Suisse First Boston Mortgage Securities Corp.
2.803% due 08/25/2032	293	266
Credit-Based Asset Servicing and Securitization LLC
0.513% due 11/25/2036	104	63
0.523% due 01/25/2037 ^	694	249
0.566% due 07/25/2037	9,986	6,012
0.593% due 10/25/2036	26,538	18,355
0.673% due 07/25/2037	9,231	5,638
0.683% due 11/25/2036	9,262	5,721
0.703% due 07/25/2036	12,000	8,632

0.793% due 07/25/2037		9,773	6,070
0.873% due 12/25/2035		13,036	7,077
1.173% due 01/25/2035		10,964	9,958
1.473% due 11/25/2033		1,039	990
3.873% due 07/25/2035 ^		789	786
3.933% due 01/25/2037 ^		294	143
5.044% due 05/25/2035		4,572	4,550
CWCapital COBALT LLC
0.966% due 04/26/2050		4,594	4,171
Denali Capital CLO Ltd.
0.865% due 01/22/2022		16,973	16,696
DFC HEL Trust
2.328% due 12/25/2031		4,117	3,860
Doral CLO Ltd.
2.097% due 12/19/2022		149,664	149,339
Duchess CLO BV
0.290% due 02/28/2023	EUR	1,100	1,162
Duke Funding High Grade Ltd.
0.609% due 08/02/2049		$836,953	110,729
0.699% due 08/02/2049		307,657	41,534
1.087% due 08/02/2049		102,000	4,980
Eaton Vance CDO PLC
0.045% due 02/22/2027	EUR	3,440	3,772
0.889% due 02/22/2027	GBP	1,536	1,996
0.890% due 03/25/2026		$11,850	11,718
0.894% due 02/22/2027		17,473	17,140
0.954% due 02/22/2027		23,140	22,776
0.970% due 03/25/2026		16,433	16,123
Educational Funding Co. LLC
0.888% due 10/25/2029		1,612	1,493
EMC Mortgage Loan Trust
0.916% due 04/25/2042		1,693	1,616
0.996% due 03/25/2031		959	955
0.996% due 11/25/2041		39	37
1.003% due 08/25/2040		600	550
1.186% due 05/25/2040		84	77
Encore Credit Receivables Trust
1.143% due 07/25/2035		8,585	7,035
Equity One Mortgage Pass-Through Trust
5.495% due 12/25/2033		738	736
FAB U.S. Ltd.
1.219% due 12/06/2045	GBP	16,940	19,655
Faxtor ABS BV
0.018% due 11/02/2070	EUR	1,274	1,412
2.435% due 07/25/2094		1,500	1,522
FBR Securitization Trust
1.143% due 11/25/2035		$10,000	8,938
Fieldstone Mortgage Investment Trust
0.643% due 05/25/2036		51,651	34,186
Finance America Mortgage Loan Trust
1.398% due 11/25/2034		343	263
1.503% due 09/25/2033		279	259
First Franklin Mortgage Loan Asset-Backed Certificates
1.278% due 05/25/2034		6,191	5,734
2.163% due 05/25/2034		483	396
First Franklin Mortgage Loan Trust
0.593% due 12/25/2036		5,184	3,093
0.603% due 05/25/2036		5,841	5,155
0.603% due 07/25/2036		8,338	7,989
0.603% due 12/25/2036		21,569	16,193
0.613% due 12/25/2037		37,835	22,989
0.643% due 02/25/2036		31,684	24,493
0.643% due 03/25/2036		1,626	1,577
0.673% due 01/25/2038		539	353
0.713% due 11/25/2036		2,615	2,588
0.743% due 02/25/2036		20,000	16,152
0.763% due 09/25/2036		20,034	12,728
0.813% due 11/25/2035		39,003	28,671
0.833% due 02/25/2036		22,712	12,276
0.943% due 09/25/2035		25,410	25,001
0.973% due 09/25/2035		10,778	8,559
1.113% due 05/25/2036		2,000	1,960
1.123% due 09/25/2035		12,600	8,453
1.151% due 07/25/2035		14,436	14,074
1.188% due 12/25/2034		5,890	5,697
1.323% due 09/25/2034		11,389	10,744
1.353% due 01/25/2035		2,960	2,691
1.428% due 05/25/2035		34,529	25,765
1.728% due 07/25/2034		33,983	31,673
First NLC Trust
1.158% due 12/25/2035		10,542	9,887
Fortress Credit Investments Ltd.
1.883% due 07/17/2023		82,076	81,656
Four Corners CLO Ltd.
0.885% due 07/22/2020		495	495

Fraser Sullivan CLO Ltd.
1.709% due 04/20/2023	64,783	64,491
Fremont Home Loan Trust
0.553% due 08/25/2036	6,513	2,577
0.583% due 11/25/2036	31,170	13,589
0.613% due 08/25/2036	43,189	17,357
0.623% due 02/25/2036	23,699	20,259
0.623% due 02/25/2037	24,519	13,015
0.673% due 01/25/2037	34,963	17,769
0.693% due 08/25/2036	7,921	3,249
0.703% due 05/25/2036	7,043	3,825
0.723% due 04/25/2036	22,370	12,457
0.903% due 01/25/2036	43,992	22,599
1.278% due 01/25/2034	3,067	2,810
1.503% due 11/25/2034	6,400	5,582
Gallatin CLO Ltd.
1.898% due 07/15/2023	6,622	6,615
GCAT LLC
3.750% due 07/25/2020	26,375	26,271
4.250% due 10/25/2019	40,740	40,974
GCO Education Loan Funding Trust
0.782% due 08/25/2028	11,321	11,248
GE-WMC Mortgage Securities Trust
0.493% due 08/25/2036	4	2
Goal Structured Solutions Trust
1.103% due 09/25/2041	34,788	32,870
Gramercy Park CLO Ltd.
1.933% due 07/17/2023	6,750	6,741
Green Tree Servicing LLC
8.970% due 04/25/2038	2,003	2,032
Greenpoint Manufactured Housing
3.462% due 10/14/2031	25,118	25,067
3.501% due 11/17/2031	18,525	17,276
3.887% due 06/08/2031	19,858	19,606
8.300% due 10/15/2026	5,940	6,602
Greenpoint Manufactured Housing Pass-Through Certificates
2.443% due 11/22/2031	22,169	21,741
GSAA Home Equity Trust
0.513% due 05/25/2036	9,731	4,678
0.623% due 10/25/2036	66,803	32,978
0.623% due 02/25/2037	15,176	8,215
0.633% due 05/25/2036	28,305	14,137
0.723% due 10/25/2035	3,782	3,573
0.773% due 04/25/2047	27,153	18,113
0.803% due 08/25/2037	25,543	23,459
0.823% due 10/25/2035	33,502	30,835
0.983% due 08/25/2035	4,304	2,958
5.344% due 09/25/2035	440	376
5.772% due 11/25/2036 ^	11,863	6,822
6.000% due 11/25/2037 ^	847	728
6.448% due 06/25/2036	29,536	15,100
GSAA Trust
0.523% due 03/25/2036	40	23
0.573% due 06/25/2036	78,384	36,429
0.633% due 03/25/2036	40,431	23,684
0.673% due 05/25/2047	4,658	3,297
0.693% due 06/25/2036	5,717	3,209
0.723% due 03/25/2036	37,250	24,302
0.823% due 06/25/2035	553	530
GSAMP Trust
0.523% due 12/25/2036	943	502
0.533% due 11/25/2036	1,598	885
0.543% due 01/25/2037	3,638	2,179
0.586% due 08/25/2036	44,546	36,807
0.593% due 06/25/2036	28,382	24,290
0.593% due 11/25/2036	38,897	21,843
0.603% due 08/25/2036	10,804	8,078
0.603% due 05/25/2046	40,681	35,764
0.633% due 11/25/2035	277	56
0.653% due 11/25/2036	21,829	12,419
0.693% due 12/25/2035	19,131	17,277
0.693% due 06/25/2036	6,655	4,007
0.753% due 10/25/2036 ^	1,738	223
0.883% due 11/25/2035 ^	13,703	8,066
0.883% due 11/25/2035	15,304	13,541
0.903% due 12/25/2035	8,050	2,768
0.943% due 07/25/2045	5,500	5,295
0.973% due 07/25/2045	19,366	16,061
1.603% due 12/25/2034	21,258	16,215
1.653% due 10/25/2034	1,596	1,523
GSRPM Mortgage Loan Trust
0.753% due 03/25/2035	1,178	1,162
0.753% due 09/25/2036	2,351	2,260
Halcyon Loan Investors CLO, Inc.
0.976% due 11/20/2020	3,029	3,033

Home Equity Asset Trust
0.638% due 07/25/2037		14,674	14,185
0.923% due 04/25/2036		18,000	13,253
1.153% due 12/25/2033		97	90
1.213% due 11/25/2032		128	115
1.353% due 11/25/2034		1,211	1,183
1.653% due 06/25/2032 ^		3,431	3,246
Home Equity Loan Trust
0.583% due 04/25/2037		72	70
House of Europe Funding PLC
0.067% due 12/15/2090	EUR	66,762	72,665
Hout Bay Corp.
0.713% due 07/05/2041		$561,093	179,550
0.913% due 07/05/2041		34,165	1,974
1.043% due 07/05/2041		4,046	105
HSI Asset Loan Obligation Trust
5.016% due 12/25/2036		12,547	6,362
HSI Asset Securitization Corp. Trust
0.503% due 10/25/2036		3,333	1,722
0.563% due 10/25/2036		23,290	12,172
0.593% due 01/25/2037		85,748	59,947
0.613% due 03/25/2036		8,459	7,910
0.613% due 10/25/2036		13,926	7,346
0.623% due 12/25/2036		39,198	16,017
0.643% due 04/25/2037		23,935	13,778
0.693% due 10/25/2036		3,102	1,661
0.783% due 02/25/2036		16,000	12,182
0.823% due 01/25/2036		9,000	8,648
IMC Home Equity Loan Trust
7.520% due 08/20/2028		63	63
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.563% due 11/25/2036		140	140
0.653% due 07/25/2037		23,149	14,002
0.753% due 03/25/2036		25,000	17,084
0.773% due 04/25/2037		20,759	14,698
0.903% due 08/25/2035		1,255	1,254
Ivory CDO Ltd.
0.047% due 10/31/2099	EUR	10,671	11,659
IXIS Real Estate Capital Trust
0.603% due 01/25/2037		$94,768	45,336
0.613% due 08/25/2036		61,229	24,085
0.653% due 03/25/2036 ^		16,931	10,280
0.713% due 08/25/2036		53,153	21,585
1.398% due 02/25/2035		2,504	2,228
JPMorgan Mortgage Acquisition Corp.
0.633% due 02/25/2036		6,460	6,232
0.633% due 03/25/2036		31,025	27,365
0.723% due 03/25/2036		36,500	22,498
0.743% due 05/25/2035		15,998	14,791
1.113% due 09/25/2035		14,917	13,943
1.158% due 09/25/2035		10,682	7,817
JPMorgan Mortgage Acquisition Trust
0.553% due 03/25/2047		195	100
0.563% due 08/25/2036		6,026	2,994
0.588% due 07/25/2036		51,625	36,114
0.593% due 10/25/2036		11,619	10,958
0.603% due 05/25/2036		276	276
0.613% due 05/25/2036		4,175	4,054
0.613% due 01/25/2037		11,813	11,539
0.613% due 05/25/2037		18,900	17,636
0.623% due 04/25/2036		11,004	10,414
0.663% due 03/25/2037		33,275	30,641
0.683% due 07/25/2036		10,000	9,610
0.693% due 05/25/2037		7,625	3,537
0.743% due 05/25/2036		17,140	9,339
0.773% due 04/25/2036		3,803	2,618
4.593% due 01/25/2037 ^		2,461	1,714
5.830% due 07/25/2036 ^		8,229	4,538
6.410% due 07/25/2036 ^		11,734	6,464
KGS Alpha SBA Trust
1.022% due 04/25/2038 (a)		66,350	2,448
KKR CLO Trust
1.740% due 12/15/2024		32,500	32,326
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040		711	732
Lehman XS Trust
0.593% due 02/25/2037 ^		4,850	4,563
0.603% due 04/25/2037 ^		1,722	1,309
0.623% due 02/25/2037 ^		40,513	23,186
0.633% due 02/25/2037		33,753	23,107
0.733% due 05/25/2036		23,962	17,909
Long Beach Mortgage Loan Trust
0.543% due 09/25/2036		15,249	5,307
0.553% due 12/25/2036		12,419	5,703
0.563% due 10/25/2036		5,226	2,149
0.563% due 11/25/2036		9,161	3,840

0.603% due 06/25/2036		90,859	40,623
0.603% due 09/25/2036		83,244	51,035
0.608% due 10/25/2036		79,110	41,286
0.613% due 10/25/2036		3,821	1,590
0.613% due 12/25/2036		5,585	3,431
0.623% due 12/25/2036		55,744	25,958
0.653% due 01/25/2036		76,222	62,090
0.673% due 02/25/2036		49,591	39,771
0.693% due 08/25/2036		9,769	4,851
0.713% due 05/25/2036		821	352
0.753% due 01/25/2036		50,377	27,594
0.783% due 01/25/2046		257	237
0.833% due 08/25/2045		7,162	6,686
0.883% due 11/25/2035		18,800	16,095
1.248% due 06/25/2034		6,984	6,785
1.308% due 07/25/2034		3,834	3,699
1.578% due 05/25/2032		61	60
1.578% due 07/25/2033		6,002	5,652
3.453% due 11/25/2032		37	34
Madison Avenue Manufactured Housing Contract Trust
3.703% due 03/25/2032		6,000	5,919
Malin CLO BV
0.015% due 05/07/2023	EUR	18,150	19,668
0.029% due 05/07/2023		15,456	17,067
MASTR Asset-Backed Securities Trust
0.503% due 08/25/2036		$5,447	2,392
0.503% due 10/25/2036		51,707	21,779
0.503% due 11/25/2036		9	4
0.503% due 01/25/2037		102	41
0.553% due 11/25/2036		25,179	15,746
0.573% due 10/25/2036		42,637	18,243
0.583% due 10/25/2036		40,876	23,833
0.598% due 10/25/2036		77,610	35,302
0.603% due 08/25/2036		4,442	2,203
0.613% due 10/25/2036		5,327	3,208
0.653% due 04/25/2036		79,294	29,442
0.663% due 11/25/2036		5,134	2,375
0.663% due 05/25/2037		4,200	3,144
0.693% due 06/25/2036		6,624	3,586
0.693% due 08/25/2036		14,299	6,953
0.698% due 10/25/2036		8,623	4,001
0.753% due 01/25/2036		5,035	4,888
0.753% due 05/25/2037		16,417	13,742
1.196% due 10/25/2035 ^		22,556	16,928
1.398% due 05/25/2035		4,000	3,844
1.603% due 08/25/2037		38,351	29,863
5.103% due 05/25/2033		8,045	7,768
MASTR Specialized Loan Trust
0.713% due 02/25/2036		8,186	7,136
0.823% due 01/25/2037		16,985	9,538
Mercator CLO Ltd.
0.601% due 10/15/2024	EUR	6,500	7,107
Mercury CDO Ltd.
1.001% due 12/08/2040		$50,581	46,812
1.511% due 12/08/2040		6,000	819
Merit Securities Corp.
6.690% due 07/28/2033		695	701
Merrill Lynch First Franklin Mortgage Loan Trust
0.623% due 04/25/2037		4,775	2,538
0.623% due 05/25/2037		46,796	26,096
0.693% due 05/25/2037		82,641	46,582
0.703% due 04/25/2037		38,333	20,672
0.773% due 05/25/2037		51,638	29,461
Merrill Lynch Mortgage Investors Trust
0.513% due 11/25/2037		5,602	2,701
0.603% due 11/25/2037		34,179	16,865
0.613% due 04/25/2037		17,555	9,171
0.633% due 03/25/2037		1,301	1,296
0.733% due 01/25/2047		4,296	3,970
0.763% due 12/25/2036		5,700	5,439
0.903% due 02/25/2047		44,060	29,231
0.913% due 08/25/2036		15,600	13,489
0.933% due 05/25/2036		1,405	1,292
0.953% due 06/25/2036		10,856	10,415
1.383% due 07/25/2035		15,699	14,249
MESA Trust
3.678% due 11/25/2031 ^		1,132	738
Mid-State Capital Corp. Trust
3.500% due 12/15/2045		10,249	10,542
6.005% due 08/15/2037		3,130	3,354
Mid-State Trust
4.864% due 07/15/2038		1,112	1,194
MMcapS Funding Ltd.
1.123% due 12/01/2035		9,100	5,824
Morgan Stanley ABS Capital, Inc. Trust
0.533% due 09/25/2036		351	181

0.553% due 10/25/2036	6,534	3,537
0.553% due 11/25/2036	2,774	1,621
0.563% due 03/25/2037	4,371	2,156
0.583% due 09/25/2036	66,783	35,580
0.583% due 10/25/2036	32,694	25,423
0.583% due 12/25/2036	77,720	48,223
0.583% due 01/25/2037	34,494	18,325
0.593% due 08/25/2036	45,372	25,697
0.593% due 10/25/2036	55,330	30,162
0.593% due 11/25/2036	4,199	2,562
0.593% due 05/25/2037	664	420
0.603% due 09/25/2036	18,973	8,985
0.603% due 10/25/2036	23,535	13,683
0.603% due 12/25/2036	1,546	939
0.613% due 09/25/2036	36,997	19,391
0.633% due 02/25/2037	32,998	14,939
0.633% due 03/25/2037	38,932	19,448
0.653% due 02/25/2037	13,276	7,707
0.673% due 10/25/2036	2,016	1,114
0.673% due 11/25/2036	6,298	3,878
0.683% due 09/25/2036	5,626	2,990
0.683% due 10/25/2036	13,443	7,913
0.683% due 11/25/2036	4,923	2,926
0.683% due 02/25/2037	40,089	18,268
0.703% due 08/25/2036	18,234	10,568
0.703% due 03/25/2037	63,092	31,923
0.703% due 05/25/2037	30,990	19,869
0.713% due 05/25/2037	15,370	10,495
0.763% due 12/25/2035	18,986	17,085
0.783% due 02/25/2037	11,570	6,846
0.853% due 12/25/2035	12,427	7,894
0.863% due 11/25/2035	22,000	20,292
0.913% due 06/25/2034	166	166
1.193% due 01/25/2034	6,533	6,189
1.253% due 07/25/2037	759	750
1.263% due 04/25/2034	2,970	2,804
1.353% due 05/25/2034	8,093	7,748
1.383% due 07/25/2035	7,500	6,391
1.443% due 06/25/2035	18,300	16,840
1.473% due 10/25/2033	2,704	2,545
1.473% due 11/25/2034	162	148
1.513% due 09/25/2034	323	300
1.533% due 03/25/2033	55	54
1.653% due 06/25/2033	2,142	2,078
1.703% due 07/25/2037	14,010	9,382
Morgan Stanley Capital, Inc. Trust
0.723% due 03/25/2036	133,755	90,417
0.743% due 01/25/2036	23,086	20,774
Morgan Stanley Dean Witter Capital, Inc. Trust
1.803% due 02/25/2033	1,266	1,213
2.028% due 11/25/2032	3,104	2,991
Morgan Stanley Home Equity Loan Trust
0.553% due 12/25/2036	5,374	3,000
0.553% due 04/25/2037	8,751	5,228
0.593% due 12/25/2036	59,107	33,199
0.613% due 04/25/2036	6,111	4,301
0.623% due 04/25/2037	10,656	6,432
0.713% due 04/25/2036	15,547	11,139
0.783% due 12/25/2035	271	263
0.803% due 04/25/2037	31,230	19,350
1.443% due 05/25/2035	11,698	9,528
Morgan Stanley IXIS Real Estate Capital Trust
0.523% due 11/25/2036	14,322	6,349
0.563% due 11/25/2036	35,563	15,887
0.603% due 11/25/2036	4,237	1,907
0.673% due 11/25/2036	29,726	13,557
Morgan Stanley Mortgage Loan Trust
0.683% due 02/25/2037	5,805	3,092
0.813% due 04/25/2037	12,865	6,167
5.622% due 01/25/2047	552	527
5.750% due 04/25/2037 ^	580	382
5.754% due 01/25/2047	11,288	8,407
5.965% due 09/25/2046 ^	6,185	3,484
6.000% due 07/25/2047 ^	659	565
Mountain View Funding CLO Ltd.
0.888% due 04/15/2019	535	537
Muir Grove CLO Ltd.
1.258% due 03/25/2020	20,660	20,558
N-Star Real Estate CDO Ltd.
1.035% due 06/16/2041	6,451	6,151
National Collegiate Commutation Trust
0.000% due 03/25/2038	61,425	28,240
3.705% due 03/25/2038	12,092	11,943
3.721% due 03/31/2038	7,346	7,255
National Collegiate Student Loan Trust
0.583% due 11/27/2028	1,348	1,346

0.593% due 12/27/2027		426	424
Nationstar Home Equity Loan Trust
0.583% due 06/25/2037		161	158
0.683% due 03/25/2037		766	660
0.703% due 06/25/2037		340	247
0.773% due 04/25/2037		600	419
New Century Home Equity Loan Trust
0.633% due 05/25/2036		929	715
0.963% due 07/25/2035		836	771
1.193% due 08/25/2034		181	161
Newcastle CDO Ltd.
0.980% due 12/24/2039		77	76
Newcastle Investment Trust
8.114% due 05/01/2033		151,808	155,640
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.663% due 11/25/2035		16,887	15,615
NovaStar Mortgage Funding Trust
0.583% due 03/25/2037		176,611	113,847
0.603% due 06/25/2036		2,683	1,791
1.623% due 06/25/2035		5,000	3,820
NYMT Residential
4.000% due 03/25/2021		8,573	8,616
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032		4,225	4,234
5.410% due 11/15/2032		5,498	5,627
6.340% due 04/15/2029		359	372
7.945% due 03/15/2022		3,505	2,437
Ocean Trails CLO
0.865% due 06/27/2022		10,494	10,363
1.927% due 08/13/2025		8,000	7,894
Octagon Investment Partners Ltd.
0.922% due 08/25/2021		2,612	2,571
OHA Credit Partners Ltd.
1.846% due 05/15/2023		3,454	3,448
OneMain Financial Issuance Trust
3.190% due 03/18/2026		4,900	4,957
Option One Mortgage Loan Trust
0.593% due 01/25/2037		12,438	7,326
0.593% due 02/25/2037		10,198	5,801
0.593% due 03/25/2037		53,888	29,892
0.633% due 07/25/2037		8,305	5,155
0.753% due 01/25/2036		15,665	13,036
0.753% due 05/25/2037		6,175	3,684
1.353% due 01/25/2034		3,461	3,246
Option One Mortgage Loan Trust Asset-Backed Certificates
0.913% due 11/25/2035		15,400	11,694
1.308% due 10/25/2032		4,444	4,245
1.353% due 07/25/2032		1,298	1,216
Origen Manufactured Housing Contract Trust
7.200% due 01/15/2037		2,646	2,793
7.650% due 03/15/2032		4,719	4,916
Ownit Mortgage Loan Trust
1.053% due 10/25/2036 ^		7,207	6,019
3.467% due 12/25/2036		10,987	6,101
OZLM Funding Ltd.
2.117% due 10/30/2023		3,600	3,600
Palmer Square Loan Funding Ltd.
1.924% due 01/21/2024		117,000	117,101
1.980% due 06/21/2024		54,500	54,586
Pangaea ABS SPV
0.019% due 12/28/2096	EUR	13,500	14,349
Park Place Securities, Inc.
0.903% due 09/25/2035		$123	122
1.173% due 05/25/2035		11,774	9,729
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.923% due 09/25/2035		23,085	21,779
0.953% due 07/25/2035		5,884	5,834
1.233% due 01/25/2036		1,069	1,066
1.398% due 02/25/2035		1,189	1,187
1.533% due 03/25/2035		4,500	4,160
People’s Choice Home Loan Securities Trust
1.173% due 05/25/2035 ^		9,280	8,947
People’s Financial Realty Mortgage Securities Trust
0.593% due 09/25/2036		33,604	14,094
Popular ABS Mortgage Pass-Through Trust
0.733% due 07/25/2035		1,305	1,264
1.113% due 08/25/2035		3,750	3,677
4.255% due 01/25/2036 ^		150	148
5.417% due 04/25/2035		129	127
Pretium Mortgage Credit Partners LLC
4.125% due 10/27/2030		26,166	26,261
Primus CLO Ltd.
0.861% due 07/15/2021		4,551	4,487
Putnam Structured Product Funding Ltd.
0.892% due 10/15/2038		8,247	7,958

RAAC Trust
0.736% due 05/25/2046	11,515	10,597
0.796% due 02/25/2046	524	486
0.796% due 11/25/2046	905	774
0.826% due 10/25/2046	14,980	13,313
0.853% due 09/25/2045	10,669	8,815
0.946% due 02/25/2037	5,000	3,535
1.096% due 02/25/2046	19,679	13,938
1.653% due 09/25/2047	3,332	3,241
1.953% due 09/25/2047	9,087	7,455
Race Point CLO Ltd.
1.637% due 12/15/2022	9,953	9,931
Renaissance Home Equity Loan Trust
1.333% due 08/25/2033	1,118	1,043
5.512% due 04/25/2037	6,779	3,274
5.580% due 11/25/2036	11,272	6,203
5.744% due 06/25/2037 ^	91,283	43,035
6.115% due 08/25/2036	14,221	8,983
7.750% due 09/25/2037 ^	39,256	22,996
Residential Asset Mortgage Products Trust
0.623% due 07/25/2036	24,870	24,392
0.633% due 11/25/2036	11,985	10,798
0.643% due 03/25/2036	6,412	6,269
0.666% due 12/25/2035	51,239	39,115
0.683% due 01/25/2036	1,949	1,930
0.723% due 10/25/2036	17,000	14,860
0.796% due 12/25/2035	56,924	40,539
0.883% due 11/25/2035	12,673	11,444
0.993% due 07/25/2035	6,500	4,626
1.003% due 02/25/2035	5,645	5,482
1.033% due 10/25/2035	7,000	5,088
1.043% due 08/25/2035	13,673	12,635
1.043% due 11/25/2035	1,000	594
1.083% due 09/25/2035	10,000	7,166
1.196% due 04/25/2034	8,553	7,530
1.248% due 06/25/2035	5,000	4,607
1.316% due 04/25/2034	9,520	8,322
1.323% due 02/25/2034	3,962	3,811
1.383% due 06/25/2034	3,472	3,310
1.428% due 09/25/2034	4,831	4,584
1.443% due 10/25/2033	5,762	5,226
1.518% due 07/25/2035	10,889	8,515
2.021% due 04/25/2034 ^	2,602	1,816
2.103% due 11/25/2034	4,060	3,874
2.426% due 04/25/2034 ^	3,349	2,388
4.828% due 12/25/2033	79	80
5.290% due 06/25/2033	6	6
5.340% due 08/25/2033	214	215
5.874% due 10/25/2033	247	238
Residential Asset Securities Corp. Trust
0.603% due 08/25/2036	13,867	12,918
0.613% due 06/25/2036	16,020	15,519
0.613% due 07/25/2036	29,016	25,359
0.613% due 11/25/2036 ^	10,375	9,283
0.623% due 11/25/2036	30,042	26,436
0.633% due 04/25/2036	1,951	1,852
0.663% due 04/25/2037	44,779	37,335
0.673% due 02/25/2037	5,000	3,479
0.693% due 10/25/2036	41,063	31,855
0.703% due 11/25/2036	90,982	53,950
0.713% due 07/25/2036	17,002	10,185
0.723% due 04/25/2036	9,927	9,596
0.773% due 01/25/2036	2,081	2,070
0.793% due 04/25/2037	44,390	31,401
0.823% due 03/25/2036	20,029	18,500
0.833% due 02/25/2036	6,246	5,629
0.863% due 11/25/2035	29,590	24,774
0.873% due 12/25/2035	721	627
0.913% due 01/25/2036	10,500	8,948
0.953% due 07/25/2032 ^	802	710
1.043% due 08/25/2035	7,500	6,831
1.043% due 09/25/2035	5,250	4,726
1.103% due 06/25/2035	4,241	3,887
1.203% due 04/25/2034	3,128	2,820
1.248% due 01/25/2035	5,375	5,089
1.278% due 02/25/2034	6,296	5,964
1.293% due 12/25/2034	8,692	8,359
1.353% due 04/25/2035	4,724	4,414
5.120% due 12/25/2033	2,828	2,593
6.084% due 06/25/2032 ^	1,897	1,998
6.349% due 03/25/2032	72	72
Residential Funding Home Equity Loan Trust
0.583% due 05/25/2036	1,286	1,157
Residential Funding Home Loan Trust
5.950% due 08/25/2034	1,846	1,929

RMAT LLC
4.090% due 07/27/2020		15,276	15,242
RMF Euro CDO PLC
0.317% due 07/18/2023	EUR	3,100	3,399
Salomon Mortgage Loan Trust
1.353% due 11/25/2033		$1,264	1,234
Saxon Asset Securities Trust
0.953% due 03/25/2032		673	631
1.428% due 12/25/2033		5,265	4,993
Securitized Asset-Backed Receivables LLC Trust
0.513% due 12/25/2036 ^		595	183
0.533% due 11/25/2036 ^		229	78
0.593% due 07/25/2036		25,718	18,682
0.603% due 07/25/2036		33,135	17,384
0.613% due 07/25/2036		7,889	3,777
0.613% due 11/25/2036		11,981	4,107
0.623% due 08/25/2036		11,922	5,021
0.653% due 12/25/2036		98,659	46,234
0.693% due 07/25/2036		6,063	3,254
0.703% due 05/25/2036		3,456	2,001
0.703% due 06/25/2036		10,982	7,843
0.743% due 11/25/2035		9,055	8,573
0.743% due 12/25/2035		8,129	7,250
0.853% due 11/25/2035		35,873	16,969
0.853% due 12/25/2035		18,136	7,407
1.128% due 01/25/2035		933	855
1.413% due 01/25/2036 ^		3,052	2,466
SLM Private Credit Student Loan Trust
0.833% due 03/15/2024		846	839
0.843% due 12/15/2023		8,775	8,660
0.893% due 12/16/2041		4,000	3,389
SLM Private Education Loan Trust
3.692% due 05/16/2044		22,650	23,226
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	5,169	5,526
0.151% due 10/25/2039		10,000	9,266
0.728% due 01/26/2026		$75,600	73,444
Sorin Real Estate CDO Ltd.
0.904% due 10/28/2046		7,004	6,964
0.982% due 06/07/2040		13,115	12,850
Soundview Home Loan Trust
0.563% due 01/25/2037		372	259
0.563% due 02/25/2037		242	96
0.583% due 07/25/2037		58	49
0.603% due 07/25/2036		92,240	84,679
0.613% due 10/25/2036		19,920	17,899
0.613% due 01/25/2037		68,006	47,608
0.623% due 06/25/2036		22,472	20,784
0.623% due 11/25/2036		85,586	35,022
0.663% due 06/25/2037		12,226	7,822
0.683% due 06/25/2036		10,000	7,110
0.693% due 07/25/2036		9,800	6,065
0.693% due 01/25/2037		29,597	20,924
0.703% due 11/25/2036		335	224
0.713% due 12/25/2035		1,030	1,018
0.803% due 12/25/2035		20,000	17,541
0.823% due 03/25/2036		14,893	9,145
0.823% due 02/25/2037		25,836	10,854
0.963% due 08/25/2035		26,000	23,698
1.203% due 06/25/2035		12,750	8,986
1.278% due 06/25/2035		3,713	3,382
1.753% due 11/25/2033		739	733
Specialty Underwriting & Residential Finance Trust
0.693% due 09/25/2037		23,813	11,864
0.703% due 06/25/2037		8,091	5,708
0.716% due 04/25/2037		5,497	3,014
0.753% due 12/25/2036		130	129
1.053% due 06/25/2036		2,000	1,483
1.623% due 12/25/2035		2,000	1,415
Spirit Master Funding LLC
3.887% due 12/20/2043		40,000	39,674
SpringCastle America Funding LLC
2.700% due 05/25/2023		25,845	25,941
Streeterville ABS CDO Ltd.
0.987% due 11/03/2040		140,083	118,510
Structured Asset Investment Loan Trust
0.583% due 07/25/2036		58,493	40,387
0.593% due 06/25/2036		47,988	38,439
0.603% due 07/25/2036		12,388	9,781
0.626% due 07/25/2036		67,390	38,552
0.763% due 01/25/2036		67,961	51,489
0.783% due 12/25/2035		6,727	6,552
1.153% due 04/25/2033		753	734
1.173% due 10/25/2035		63,800	50,065
1.188% due 03/25/2035		10,600	10,050
1.188% due 08/25/2035		7,100	6,897

1.218% due 08/25/2035	2,000	1,490
1.233% due 07/25/2035	13,234	12,131
1.353% due 04/25/2035	12,640	7,928
1.428% due 09/25/2034	165	144
Structured Asset Securities Corp.
1.203% due 02/25/2035	9,991	7,761
Structured Asset Securities Corp. Mortgage Loan Trust
0.583% due 05/25/2036	42,169	35,139
0.593% due 09/25/2036	6,751	6,611
0.593% due 08/25/2046	55,804	47,555
0.603% due 09/25/2036	12,586	10,928
0.613% due 03/25/2036	35,525	28,894
0.623% due 06/25/2037	10,520	9,234
0.633% due 03/25/2037	7,828	4,603
0.653% due 02/25/2037	24,727	22,813
0.673% due 10/25/2037	62,551	38,480
0.683% due 05/25/2047	6,000	4,702
0.703% due 09/25/2036	27,300	22,597
0.703% due 03/25/2037	34,033	20,229
0.743% due 09/25/2036	57,675	36,218
0.753% due 04/25/2031	13,428	12,799
0.753% due 12/25/2035	25,353	15,450
0.753% due 01/25/2037	13,630	6,449
0.753% due 03/25/2037	11,719	7,020
0.773% due 05/25/2037	7,461	6,877
0.823% due 04/25/2036	10,300	9,037
0.923% due 02/25/2036	12,034	8,616
0.953% due 11/25/2037	5,100	3,134
1.123% due 11/25/2035	457	343
1.453% due 08/25/2037	19,687	18,335
1.503% due 08/25/2037	7,000	4,881
1.553% due 10/25/2037	74,036	34,268
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.803% due 04/25/2033	357	349
3.450% due 02/25/2032	514	510
5.410% due 06/25/2033	148	147
5.560% due 05/25/2034	94	94
Structured Asset Securities Corp. Trust
7.547% due 05/25/2031	3,245	2,644
Symphony CLO LP
1.729% due 01/09/2023	4,947	4,932
1.933% due 04/16/2022	19,628	19,595
Symphony CLO Ltd.
0.883% due 07/18/2021	20,716	20,758
1.378% due 01/15/2024	83,698	81,830
Taberna Preferred Funding Ltd.
1.033% due 02/05/2036	179,758	133,920
1.099% due 07/05/2035	38,502	28,107
5.092% due 07/05/2035	492	358
Terwin Mortgage Trust
0.763% due 04/25/2037	15,805	10,222
Trapeza CDO LLC
1.703% due 01/20/2034	1,639	1,360
Trapeza CDO Ltd.
0.912% due 11/09/2042	32,305	22,936
0.920% due 04/06/2042	40,080	28,857
0.962% due 11/09/2042	14,000	6,860
0.964% due 01/27/2040	47,206	35,876
0.980% due 04/06/2042	8,300	3,984
1.048% due 01/25/2035	16,298	12,387
Triaxx Prime CDO Ltd.
0.729% due 10/02/2039	37,237	28,338
Tropic CDO Ltd.
0.918% due 07/15/2036	46,292	31,479
0.948% due 07/15/2036	48,137	31,289
Truman Capital Mortgage Loan Trust
0.713% due 03/25/2036	172	155
1.203% due 12/25/2032	686	691
U.S. Capital Funding Ltd.
0.909% due 10/10/2040	57,785	39,872
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032	5,000	5,308
VB-S1 Issuer LLC
3.065% due 06/15/2046	6,000	6,103
Venture CDO Ltd.
0.864% due 01/20/2022	6,550	6,433
0.915% due 07/22/2021	24,795	24,363
Venture CLO Ltd.
1.609% due 11/14/2022	6,515	6,499
Vericrest Opportunity Loan Trust
3.375% due 11/25/2054	4,030	4,012
VOLT LLC
3.375% due 10/25/2054	5,696	5,672
3.375% due 02/25/2055	6,503	6,455
3.625% due 10/25/2057	9,118	9,096
3.875% due 04/25/2055	3,255	3,260

4.000% due 05/25/2046		5,130	5,133
4.250% due 02/26/2046		14,911	14,945
Voya CLO Ltd.
1.928% due 10/15/2022		10,000	9,978
1.948% due 10/15/2022		5,000	4,992
WaMu Asset-Backed Certificates Trust
0.563% due 04/25/2037		66	29
0.623% due 07/25/2047		21,034	12,980
0.693% due 05/25/2047		38,226	25,389
0.703% due 05/25/2047		26,106	17,357
Wasatch Ltd.
0.687% due 11/14/2022		45,979	45,268
0.866% due 11/14/2022		76,631	74,545
Washington Mutual Asset-Backed Certificates Trust
0.513% due 10/25/2036		189	97
0.603% due 05/25/2036		21,101	15,001
0.633% due 10/25/2036		19,019	10,020
0.693% due 08/25/2036		13,599	7,390
Wells Fargo Home Equity Asset-Backed Securities Trust
0.683% due 04/25/2037		38,689	33,182
1.083% due 11/25/2035		2,600	2,360
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.083% due 04/25/2034		164	148
Wood Street CLO BV
0.072% due 08/27/2022	EUR	2,212	2,438
Wrightwood Capital Real Estate CDO Ltd.
0.974% due 11/21/2040		$18,093	17,725

Total Asset-Backed Securities (Cost $13,218,984)			13,341,459

SOVEREIGN ISSUES 6.7%
Argentine Republic Government International Bond
6.250% due 04/22/2019		20,050	20,952
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	8,995	9,920
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (f)	BRL	6,249,760	1,880,269
0.000% due 01/01/2017 (f)		584,302	170,342
0.000% due 04/01/2017 (f)		1,824,200	515,596
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		245,062	70,003
10.000% due 01/01/2025		752,634	210,539
Brazil Notas do Tesouro Nacional Bond
6.000% due 05/15/2045 (h)		237,155	73,075
6.000% due 08/15/2050 (h)		1,891,072	587,383
Costa Rica Government International Bond
7.000% due 04/04/2044		$6,700	6,708
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	22,400	25,155
3.750% due 06/14/2028 (m)		7,400	8,343
Mexico Government International Bond
4.000% due 03/15/2115		4,400	4,552
Republic of Greece Government International Bond
3.000% due 02/24/2023		5,465	4,544
3.000% due 02/24/2024 (m)		10,304	8,406
3.000% due 02/24/2025		5,465	4,326
3.000% due 02/24/2026 (m)		11,175	8,799
3.000% due 02/24/2027		14,875	11,364
3.000% due 02/24/2028		10,716	8,092
3.000% due 02/24/2029		7,466	5,457
3.000% due 02/24/2030		16,266	11,785
3.000% due 02/24/2031 (m)		7,266	5,204
3.000% due 02/24/2032 (m)		6,166	4,405
3.000% due 02/24/2033		5,866	4,086
3.000% due 02/24/2034 (m)		46,343	32,163
3.000% due 02/24/2035		9,906	6,799
3.000% due 02/24/2036		19,180	13,135
3.000% due 02/24/2037		6,366	4,314
3.000% due 02/24/2038 (m)		6,366	4,256
3.000% due 02/24/2039		8,600	5,710
3.000% due 02/24/2040		6,366	4,254
3.000% due 02/24/2041		7,066	4,744
3.000% due 02/24/2042 (m)		6,666	4,490
3.800% due 08/08/2017	JPY	6,139,000	56,254
4.500% due 11/08/2016		2,200,000	20,905
4.500% due 07/03/2017		4,610,000	42,243
4.750% due 04/17/2019	EUR	88,710	89,289
5.000% due 08/22/2016	JPY	151,800	1,464
Russia Government International Bond
5.625% due 04/04/2042		$114,400	129,890

5.875% due 09/16/2043		37,600	44,042

Total Sovereign Issues (Cost $3,767,129)			4,123,257

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR		2,788,322	0

FINANCIALS 0.0%
TIG FinCo PLC (k)		1,178,887	753

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (d)(k)		8,220	19
NVHL S.A. ‘B’ (d)(k)		8,220	19
NVHL S.A. ‘C’ (d)(k)		8,220	19
NVHL S.A. ‘D’ (d)(k)		8,220	18
NVHL S.A. ‘E’ (d)(k)		8,220	18
NVHL S.A. ‘F’ (d)(k)		8,220	18
NVHL S.A. ‘G’ (d)(k)		8,220	18
NVHL S.A. ‘H’ (d)(k)		8,220	18
NVHL S.A. ‘I’ (d)(k)		8,220	18
NVHL S.A. ‘J’ (d)(k)		8,220	18

			183

Total Common Stocks (Cost $2,015)			936

CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% (i)		1,200	1,560

Total Convertible Preferred Securities (Cost $1,127)			1,560

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Farm Credit Bank of Texas
6.750% due 09/15/2023 (i)(k)		432,000	45,077
GMAC Capital Trust
6.411% due 02/15/2040		313,187	7,773
Navient Corp. CPI Linked Security
2.903% due 01/16/2018		51,000	1,237
VEREIT, Inc.
6.700% due 01/03/2019 (i)		260,000	6,737

Total Preferred Securities (Cost $58,651)			60,824

SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (l) 0.5%			309,663

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.1%
Holmes Master Issuer PLC
1.042% due 04/15/2017		$68,600	68,559

JAPAN TREASURY BILLS 0.8%
(0.285)% due 08/29/2016 (f)(g)	JPY	50,410,000	488,347

U.S. TREASURY BILLS 0.1%
0.256% due 07/21/2016 - 12/08/2016 (e)(f)(o)(q)		$50,430	50,407

Total Short-Term Instruments (Cost $889,221)			916,976

Total Investments in Securities (Cost $59,693,946)			60,599,226

	SHARES
INVESTMENTS IN AFFILIATES 11.8%
SHORT-TERM INSTRUMENTS 11.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.8%
PIMCO Short-Term Floating NAV Portfolio III	731,393,027	7,229,089

Total Short-Term Instruments (Cost $7,225,322)		7,229,089

Total Investments in Affiliates (Cost $7,225,322)		7,229,089

Total Investments 110.7% (Cost $66,919,268)		$67,828,315
Financial Derivative Instruments (n)(p) (1.8)% (Cost or Premiums, net $(878,479))		(1,117,265)
Other Assets and Liabilities, net (8.9)%		(5,465,084)

Net Assets 100.0%		$61,245,966

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(k)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd. 4.870% due 09/29/2021	10/02/2014	$39,112	$39,307	0.06%
Farm Credit Bank of Texas 6.750% due 09/15/2023	12/16/2014	44,496	45,077	0.07
NVHL S.A. ‘A’	03/09/2012	26	19	0.00
NVHL S.A. ‘B’	03/09/2012	26	19	0.00
NVHL S.A. ‘C’	03/09/2012	26	19	0.00
NVHL S.A. ‘D’	03/09/2012	27	18	0.00
NVHL S.A. ‘E’	03/09/2012	27	18	0.00
NVHL S.A. ‘F’	03/09/2012	27	18	0.00
NVHL S.A. ‘G’	03/09/2012	27	18	0.00
NVHL S.A. ‘H’	03/09/2012	27	18	0.00
NVHL S.A. ‘I’	03/09/2012	27	18	0.00
NVHL S.A. ‘J’	03/09/2012	27	18	0.00
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	4,035	3,976	0.01
TIG FinCo PLC	04/02/2015	1,748	753	0.00

		$89,658	$89,296	0.14%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.800%	06/30/2016	07/01/2016	$233,900	U.S. Treasury Bonds 3.750% due 11/15/2043	$(239,089)	$233,900	$233,905
SSB	0.010	06/30/2016	07/01/2016	75,763	U.S. Treasury Notes 3.375% due 11/15/2019	(77,281)	75,763	75,763

Total Repurchase Agreements						$(316,370)	$309,663	$309,668

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	(0.250)%	02/18/2016	TBD	(2)		$(5,767)	$(5,762)
BOS	0.300	06/30/2016	07/01/2016			(52,563)	(52,563)
BRC	(0.750)	04/13/2016	TBD	(2)	EUR	(1,024)	(1,134)
	(0.750)	06/10/2016	TBD	(2)		(1,482)	(1,644)
COM	(0.900)	06/22/2016	TBD	(2)		(8,682)	(9,632)
DEU	(0.650)	05/04/2016	TBD	(2)		$(9,751)	(9,741)
	(0.650)	05/17/2016	TBD	(2)		(4,834)	(4,830)
	(0.100)	06/27/2016	06/27/2017			(321)	(321)
JPS	0.200	06/30/2016	07/01/2016			(234,210)	(234,211)
MYI	(22.000)	05/24/2016	TBD	(2)	EUR	(265)	(287)
	(22.000)	06/20/2016	TBD	(2)		(193)	(213)
	(22.000)	06/28/2016	TBD	(2)		(240)	(266)
	(22.000)	06/28/2016	TBD	(2)		(517)	(572)
	(20.000)	05/19/2016	TBD	(2)		(2,478)	(2,684)
	(20.000)	05/31/2016	TBD	(2)		(132)	(144)
	(20.000)	06/02/2016	TBD	(2)		(689)	(752)
	(20.000)	06/10/2016	TBD	(2)		(417)	(458)
	(20.000)	06/15/2016	TBD	(2)		(285)	(313)
	(20.000)	06/21/2016	TBD	(2)		(125)	(138)
	(20.000)	07/01/2016	TBD	(2)		(248)	(276)
	(18.000)	05/20/2016	TBD	(2)		(745)	(809)
	(1.000)	06/09/2016	TBD	(2)		$(1,108)	(1,107)
	(25.000)	03/31/2016	07/01/2016		EUR	(552)	(573)
	(25.000)	04/19/2016	07/01/2016			(278)	(293)
	(25.000)	07/01/2016	07/05/2016			(604)	(671)
RDR	(0.750)	05/25/2016	TBD	(2)		$(4,456)	(4,453)
SGY	0.450	06/28/2016	07/12/2016			(166,793)	(166,799)

Total Reverse Repurchase Agreements							$(500,646)

(2)	Open maturity reverse repurchase agreement.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
BCY	0.500%	06/30/2016	07/01/2016	$(99,476)	$(99,477)

Total Sale-Buyback Transactions					$(99,477)

(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(437,329) at a weighted average interest rate of (0.208)%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.500%	07/01/2046	$69,000	$(72,127)	$(72,798)

Total Short Sales				$(72,127)	$(72,798)

(m)	Securities with an aggregate market value of $600,058 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
Australia Government 10-Year Bond September Futures	Long	09/2016	360	$431	$58	$(58)
British pound currency September Futures	Short	09/2016	436	3,602	502	0
Euro currency September Futures	Short	09/2016	800	3,313	305	0

Total Futures Contracts				$7,346	$865	$(58)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	12/20/2018	$25,300	$924	$195	$14	$0
CDX.EM-21 5-Year Index	5.000	06/20/2019	68,172	3,210	871	48	0
CDX.EM-24 5-Year Index	1.000	12/20/2020	32,316	(2,318)	407	37	0
CDX.EM-25 5-Year Index	1.000	06/20/2021	286,500	(21,590)	3,135	374	0
CDX.HY-19 5-Year Index	5.000	12/20/2017	140,304	6,647	(2,034)	170	0
CDX.HY-20 5-Year Index	5.000	06/20/2018	85,056	5,003	335	147	0
CDX.HY-21 5-Year Index	5.000	12/20/2018	1,663	99	17	3	0
CDX.HY-24 5-Year Index	5.000	06/20/2020	2,267,617	138,016	9,260	7,864	0
CDX.HY-25 5-Year Index	5.000	12/20/2020	4,986,679	214,162	66,786	20,639	0
CDX.HY-26 5-Year Index	5.000	06/20/2021	1,090,610	36,689	11,229	5,011	0
CDX.IG-22 5-Year Index	1.000	06/20/2019	4,700	52	(10)	5	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	18,500	164	20	25	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	28,100	262	33	43	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	1,089,270	8,950	4,887	1,861	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	2,668,400	30,024	9,916	5,120	0

				$420,294	$105,047	$41,361	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.625%	03/19/2027	CAD	172,700	$18,133	$4,266	$187	$0
Pay	3-Month CAD-Bank Bill	3.000	03/19/2027		376,200	51,062	9,380	411	0
Pay	3-Month CAD-Bank Bill	2.750	12/17/2027		132,800	15,096	9,221	166	0
Pay	3-Month CAD-Bank Bill	3.400	06/20/2029		34,700	6,191	1,067	56	0
Receive	3-Month CAD-Bank Bill	2.800	12/18/2043		289,300	(55,139)	(16,448)	0	(544)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		22,000	(7,083)	(1,340)	0	(45)
Receive	3-Month USD-LIBOR *	1.250	12/21/2019		$4,023,600	(42,513)	(17,682)	0	(1,046)
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		146,600	(2,982)	(927)	43	0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		150,400	10,664	2,850	0	(100)
Pay	3-Month USD-LIBOR	3.000	06/18/2024		2,458,600	331,760	159,502	0	(3,226)
Pay	3-Month USD-LIBOR	2.750	06/17/2025		1,460,120	179,724	47,610	0	(2,559)
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		4,493,110	(117,891)	(49,429)	10,668	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		2,876,400	(437,830)	(562,898)	31,532	0
Pay	6-Month AUD-BBR-BBSW	3.000	12/17/2019	AUD	285,800	7,442	2,536	0	(41)
Pay	6-Month AUD-BBR-BBSW	4.500	06/15/2022		175,000	18,505	3,036	41	0
Pay	6-Month AUD-BBR-BBSW	4.000	03/15/2023		3,175,400	302,721	64,005	1,051	0
Pay	6-Month AUD-BBR-BBSW	4.250	03/15/2023		397,900	42,873	7,613	128	0
Pay	6-Month AUD-BBR-BBSW	4.250	12/11/2023		462,900	52,875	10,377	235	0
Pay	6-Month AUD-BBR-BBSW	3.250	12/17/2024		1,180,600	78,825	30,153	663	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		845,550	71,730	22,999	507	0
Receive	6-Month EUR-EURIBOR	2.000	09/17/2024	EUR	690,800	(127,735)	(29,428)	0	(1,770)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	121,839,000	(42,405)	(21,712)	559	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	3,849,000	374	(1,313)	0	(209)
Pay	28-Day MXN-TIIE	5.500	09/13/2017		2,881,000	1,236	(1,261)	0	(156)
Pay	28-Day MXN-TIIE	5.270	02/05/2020		795,000	(25)	(504)	23	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020		361,300	(119)	(224)	15	0
Pay	28-Day MXN-TIIE	5.405	11/19/2020		398,880	(14)	(14)	35	0
Pay	28-Day MXN-TIIE	5.095	02/05/2021		4,693,990	(3,902)	(778)	492	0
Pay	28-Day MXN-TIIE	5.615	05/21/2021		12,515,400	3,208	3,603	1,582	0
Pay	28-Day MXN-TIIE	5.680	05/28/2021		942,600	435	435	121	0
Pay	28-Day MXN-TIIE	5.650	06/02/2021		3,500,100	1,297	1,297	453	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		1,900,400	(716)	(1,147)	312	0
Pay	28-Day MXN-TIIE	5.810	05/02/2022		994,200	509	855	198	0
Pay	28-Day MXN-TIIE	5.850	05/02/2022		4,623,900	2,901	2,980	921	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		500,000	(284)	(265)	112	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		2,193,000	411	(1,288)	491	0
Pay	28-Day MXN-TIIE	5.795	06/02/2023		940,200	66	66	265	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		408,900	122	(213)	157	0
Pay	28-Day MXN-TIIE	5.950	01/30/2026		1,087,630	(346)	(358)	537	0
Pay	28-Day MXN-TIIE	5.990	01/30/2026		573,100	(82)	(243)	283	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		407,400	802	(199)	289	0
Pay	28-Day MXN-TIIE	6.620	02/18/2030		440,000	566	(235)	319	0

						$360,462	$(324,055)	$52,852	$(9,696)

Total Swap Agreements						$780,756	$(219,008)	$94,213	$(9,696)

*	This security has a forward starting effective date.

(o)	Securities with an aggregate market value of $1,057,888 and cash of $11,585 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016	$	2,456	AUD	3,425	$98	$0
	08/2016	CAD	1,040	$	802	0	(3)
BOA	07/2016	AUD	405,812		292,640	0	(10,014)
	07/2016	BRL	109,874		34,231	27	0
	07/2016	$	33,174	BRL	109,874	1,030	0
	08/2016	BRL	109,874	$	32,921	0	(987)
	08/2016	$	12,258	MXN	233,458	449	0
	10/2016	DKK	162,080	$	24,362	96	0
	01/2017		382,083		58,496	1,070	0
	04/2017		1,698,209		255,065	1,600	(2,773)
BPS	07/2016	BRL	1,825,804		565,191	419	(3,607)
	07/2016	DKK	103,575		15,512	55	0
	07/2016	GBP	28,237		41,393	3,802	0
	07/2016	$	542,664	BRL	1,825,804	25,715	0
	07/2016		7,969	EUR	7,105	0	(84)
	07/2016		3,212	JPY	335,300	35	0
	08/2016	BRL	1,825,804	$	538,391	0	(25,059)
	08/2016	JPY	50,410,000		456,601	0	(32,384)
	08/2016	$	438,372	MXN	8,122,799	3,739	0
BRC	07/2016		39,823	RUB	2,687,038	2,081	0
	08/2016		12,180	MXN	227,387	196	0
	10/2016	BRL	316,800	$	80,498	0	(15,448)
CBK	07/2016	EUR	9,611		10,927	261	0
	07/2016	GBP	15,755		22,940	1,966	0
	07/2016	JPY	285,802,490		2,608,076	0	(159,584)
	07/2016	$	43,633	EUR	38,612	0	(784)
	07/2016		3,002	GBP	2,116	0	(186)
	07/2016		927,929	JPY	94,973,551	0	(8,222)
	08/2016	JPY	94,973,551	$	928,855	8,367	0
	08/2016	$	10,177	MXN	189,237	123	0
	10/2016	BRL	753,903	$	178,228	0	(50,100)
	01/2017		288,348		70,473	0	(14,574)
	04/2017		335,100		79,843	0	(16,738)
DUB	07/2016		1,419,912		388,867	0	(53,156)
	07/2016	$	438,197	BRL	1,419,911	4,093	(267)
	07/2016		144,155	RUB	9,424,436	2,819	0
	08/2016		11,898	MXN	221,146	139	0
	10/2016	BRL	328,827	$	95,559	0	(4,030)
	04/2017	DKK	438,270		66,382	253	0
FBF	07/2016	BRL	244,337		76,122	59	0
	07/2016	$	71,486	BRL	244,337	4,578	0
	08/2016	BRL	244,337	$	70,941	0	(4,463)
	10/2016		399,549		94,624	0	(26,384)
GLM	07/2016	EUR	29,074		32,799	534	0
	07/2016	GBP	267,447		391,535	35,497	0
	07/2016	$	7,608	AUD	10,286	63	0
	07/2016		27,713	EUR	24,328	0	(714)
	07/2016		2,740	GBP	1,884	0	(232)
	07/2016		119,945	JPY	12,392,410	854	(794)
	08/2016	EUR	19,832	$	22,657	618	0
	08/2016	$	5,478	RUB	367,307	198	0
	10/2016	BRL	1,607,433	$	380,718	0	(106,109)
HUS	07/2016	AUD	61,934		46,354	164	0
	07/2016	BRL	1,124,091		309,428	0	(40,505)
	07/2016	DKK	297,100		45,626	1,291	0
	07/2016	$	13,014	AUD	17,632	135	0
	07/2016		350,206	BRL	1,124,091	0	(273)
	07/2016		48,092	RUB	3,256,545	2,694	0
	10/2016	BRL	1,608,516	$	380,609	0	(106,546)
IND	08/2016	JPY	219,217,260		2,134,519	9,855	0
JPM	07/2016	BRL	2,308,026		677,680	287	(41,104)
	07/2016	CAD	11,933		9,166	0	(70)
	07/2016	DKK	1,095,960		166,974	3,428	0
	07/2016	GBP	31,538		44,590	2,641	(36)
	07/2016	RUB	20,927,688		324,813	0	(1,555)
	07/2016	$	679,306	BRL	2,308,026	39,190	0
	07/2016		13,275	EUR	11,746	0	(240)
	07/2016		16,857	GBP	11,889	0	(1,030)
	08/2016	BRL	2,308,026	$	674,091	0	(38,175)
	08/2016	CHF	3,283		3,398	29	0
	08/2016	DKK	1,500,000		230,171	6,052	0
	08/2016	$	116,619	MXN	2,145,524	159	0
	09/2016		319,756	RUB	20,927,688	1,405	0
	10/2016	BRL	498,859	$	117,323	0	(33,761)
	01/2017		302,577		74,016	0	(15,228)
	04/2017		1,489,100		354,970	0	(74,212)
	04/2017	DKK	341,360		51,975	469	0
MSB	07/2016	BRL	974,564		303,621	236	0
	07/2016	EUR	3,113,911		3,484,693	29,032	0
	07/2016	GBP	427,949		628,866	59,160	0
	07/2016	JPY	1,207,700		11,407	0	(288)
	07/2016	$	288,460	BRL	974,564	14,925	0
	07/2016		27,708	EUR	24,328	0	(709)
	07/2016		1,046	GBP	724	0	(82)
	07/2016		79,846	JPY	8,308,855	856	(240)
	07/2016		83,663	RUB	5,559,669	3,040	0
	08/2016	BRL	974,564	$	286,140	0	(14,614)
	08/2016	EUR	756,915		841,308	463	0
	04/2017	DKK	531,215		80,136	288	(306)
NAB	07/2016	AUD	125,010		90,086	0	(3,146)
RBC	07/2016	$	1,167	AUD	1,591	19	0
SCX	07/2016	GBP	360,000	$	527,041	47,791	0
	07/2016	$	60,160	AUD	81,082	311	0
	08/2016	DKK	560,519	$	85,996	2,247	0
	08/2016	EUR	2,265,260		2,519,989	3,546	0
	08/2016	JPY	628,549		6,123	31	0
SOG	07/2016	$	9,137	CAD	11,933	99	0
	08/2016	CAD	11,933	$	9,138	0	(100)
TOR	07/2016	BRL	2,017,680		561,098	0	(67,013)
	07/2016	$	628,600	BRL	2,017,680	0	(489)
UAG	07/2016	JPY	48,217,186	$	438,416	0	(28,511)
	07/2016	$	19,736	AUD	26,738	205	0
	07/2016		1,171	EUR	1,029	0	(29)
	07/2016		4,808	GBP	3,442	0	(226)
	08/2016	DKK	2,001,717	$	307,214	8,133	0
	10/2016	BRL	759,257		179,812	0	(50,136)

Total Forward Foreign Currency Contracts						$339,015	$(1,055,320)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC BRL versus JPY	JPY	30.000	09/22/2016	BRL	159,980	$(1,983)	$(1,228)
JPM	Put - OTC BRL versus JPY		30.000	09/22/2016		399,980	(4,651)	(3,072)
MSB	Put - OTC BRL versus JPY		30.000	09/22/2016		199,960	(2,455)	(1,536)

							$(9,089)	$(5,836)

Total Written Options							$(9,089)	$(5,836)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Dominion Resources, Inc.	(1.000)%	06/20/2018	0.160%	$1,000	$(20)	$3	$0	$(17)
BPS	Dominion Resources, Inc.	(1.000)	06/20/2021	0.462	1,500	(49)	9	0	(40)
BRC	Constellation Energy Group, Inc.	(1.000)	06/20/2020	0.282	1,900	(59)	5	0	(54)
	Dominion Resources, Inc.	(1.000)	03/20/2021	0.435	1,200	(37)	5	0	(32)
JPM	Devon Energy Corp.	(1.000)	03/20/2019	1.527	600	60	(52)	8	0
MYC	Canadian Natural Resources Ltd.	(1.000)	03/20/2018	1.011	2,200	116	(116)	0	0
	Devon Energy Corp.	(1.000)	03/20/2019	1.527	1,200	132	(115)	17	0
	Kinder Morgan Energy Partners LP	(1.000)	03/20/2019	1.202	1,000	43	(38)	5	0
	Pioneer Natural Resources Co.	(1.000)	06/20/2018	0.604	1,300	25	(35)	0	(10)

						$211	$(334)	$30	$(153)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Chesapeake Energy Corp.	5.000%	12/20/2018	13.077%	$3,470	$(1,431)	$844	$0	$(587)
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	2.532	6,300	(952)	591	0	(361)
	Greece Government International Bond	1.000	12/20/2016	11.983	1,400	(196)	133	0	(63)
	Indonesia Government International Bond	1.000	06/20/2019	1.105	21,400	(719)	660	0	(59)
	Russia Government International Bond	1.000	03/20/2019	1.408	26,600	(1,406)	1,124	0	(282)
	Russia Government International Bond	1.000	12/20/2020	2.128	46,910	(3,714)	1,477	0	(2,237)
	Russia Government International Bond	1.000	06/20/2024	2.753	37,800	(3,600)	(965)	0	(4,565)
	Russia Government International Bond	1.000	09/20/2024	2.770	11,600	(1,179)	(270)	0	(1,449)
BPS	Brazil Government International Bond	1.000	03/20/2019	1.824	11,500	(372)	123	0	(249)
	Chesapeake Energy Corp.	5.000	06/20/2017	10.650	1,200	(318)	256	0	(62)
	Petrobras Global Finance BV	1.000	06/20/2018	4.242	2,800	(405)	234	0	(171)
	Petrobras Global Finance BV	1.000	06/20/2019	5.290	16,500	(1,057)	(877)	0	(1,934)
	Petrobras Global Finance BV	1.000	12/20/2019	5.720	37,644	(3,641)	(1,901)	0	(5,542)
	Petrobras Global Finance BV	1.000	03/20/2020	5.888	14,000	(2,243)	(17)	0	(2,260)
	Petrobras Global Finance BV	1.000	09/20/2020	6.191	4,200	(584)	(213)	0	(797)
	Petrobras Global Finance BV	1.000	06/20/2021	6.551	3,500	(980)	177	0	(803)
BRC	Chesapeake Energy Corp.	5.000	12/20/2017	12.029	4,000	(1,300)	922	0	(378)
	Colombia Government International Bond	1.000	03/20/2019	1.261	12,900	(74)	(12)	0	(86)
	Petrobras Global Finance BV	1.000	06/20/2019	5.290	10,100	(632)	(552)	0	(1,184)
	Petrobras Global Finance BV	1.000	12/20/2019	5.720	34,913	(5,148)	8	0	(5,140)
	Petrobras Global Finance BV	1.000	06/20/2021	6.551	27,700	(7,297)	943	0	(6,354)
	Russia Government International Bond	1.000	03/20/2019	1.408	2,400	(138)	113	0	(25)
	Russia Government International Bond	1.000	06/20/2019	1.505	24,800	(1,538)	1,181	0	(357)
	Russia Government International Bond	1.000	12/20/2020	2.128	63,750	(5,055)	2,016	0	(3,039)
	Russia Government International Bond	1.000	06/20/2024	2.753	37,400	(4,441)	(76)	0	(4,517)
	Russia Government International Bond	1.000	09/20/2024	2.770	19,860	(2,139)	(342)	0	(2,481)
	Springleaf Finance Corp.	5.000	09/20/2021	5.994	4,400	329	(505)	0	(176)
CBK	Chesapeake Energy Corp.	5.000	12/20/2017	12.029	1,600	(528)	377	0	(151)
	Chesapeake Energy Corp.	5.000	09/20/2020	15.164	2,980	(301)	(635)	0	(936)
	Indonesia Government International Bond	1.000	03/20/2019	1.047	12,900	(564)	552	0	(12)
	Navient Corp.	5.000	09/20/2020	5.363	3,000	(48)	13	0	(35)
	Petrobras Global Finance BV	1.000	12/20/2019	5.720	7,200	(786)	(274)	0	(1,060)
	Russia Government International Bond	1.000	03/20/2019	1.408	49,313	(2,734)	2,211	0	(523)
	Russia Government International Bond	1.000	06/20/2019	1.505	138,700	(8,809)	6,810	0	(1,999)
	Russia Government International Bond	1.000	12/20/2020	2.128	18,390	(1,472)	595	0	(877)
	Russia Government International Bond	1.000	06/20/2024	2.753	30,700	(3,329)	(379)	0	(3,708)
	Russia Government International Bond	1.000	09/20/2024	2.770	26,300	(2,281)	(1,004)	0	(3,285)
DUB	Brazil Government International Bond	1.000	09/20/2018	1.506	15,400	(653)	487	0	(166)
	Colombia Government International Bond	1.000	06/20/2019	1.323	17,000	17	(172)	0	(155)
	Indonesia Government International Bond	1.000	06/20/2019	1.105	13,800	(351)	313	0	(38)
GST	Brazil Government International Bond	1.000	09/20/2018	1.506	30,800	(1,313)	980	0	(333)
	Brazil Government International Bond	1.000	03/20/2019	1.824	34,500	(1,171)	425	0	(746)
	Chesapeake Energy Corp.	5.000	12/20/2017	12.029	10,000	(3,275)	2,331	0	(944)
	Chesapeake Energy Corp.	5.000	09/20/2018	12.912	1,325	(133)	(68)	0	(201)
	Chesapeake Energy Corp.	5.000	06/20/2019	13.323	1,500	(95)	(207)	0	(302)
	Chesapeake Energy Corp.	5.000	09/20/2019	13.909	1,500	(219)	(125)	0	(344)
	Colombia Government International Bond	1.000	03/20/2019	1.261	12,900	(74)	(12)	0	(86)
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	2.532	7,300	(1,106)	687	0	(419)
	Greece Government International Bond	1.000	12/20/2016	11.983	1,930	(444)	358	0	(86)
	Petrobras Global Finance BV	1.000	12/20/2019	5.720	21,950	(2,327)	(904)	0	(3,231)
	Petrobras Global Finance BV	1.000	03/20/2020	5.888	900	(134)	(11)	0	(145)
	Petrobras Global Finance BV	1.000	09/20/2020	6.191	9,600	(1,402)	(419)	0	(1,821)
	Petrobras Global Finance BV	1.000	06/20/2021	6.551	24,807	(7,302)	1,611	0	(5,691)
	Russia Government International Bond	1.000	09/20/2018	1.149	19,000	(779)	722	0	(57)
	Russia Government International Bond	1.000	03/20/2019	1.408	42,400	(1,409)	959	0	(450)
	Russia Government International Bond	1.000	06/20/2019	1.505	9,700	(600)	460	0	(140)
	Russia Government International Bond	1.000	03/20/2020	1.829	3,100	(577)	486	0	(91)
	Russia Government International Bond	1.000	06/20/2020	1.909	2,700	(368)	275	0	(93)
	Russia Government International Bond	1.000	12/20/2020	2.128	10,800	(821)	306	0	(515)
	Russia Government International Bond	1.000	06/20/2021	2.300	18,500	(1,585)	467	0	(1,118)
	Russia Government International Bond	1.000	06/20/2024	2.753	8,400	(950)	(64)	0	(1,014)
	Springleaf Finance Corp.	5.000	12/20/2019	4.997	4,100	332	(325)	7	0
HUS	Brazil Government International Bond	1.000	09/20/2018	1.506	11,500	(490)	366	0	(124)
	Colombia Government International Bond	1.000	03/20/2019	1.261	12,900	(62)	(24)	0	(86)
	Indonesia Government International Bond	1.000	03/20/2019	1.047	25,800	(1,059)	1,035	0	(24)
	Indonesia Government International Bond	1.000	06/20/2019	1.105	5,200	(161)	147	0	(14)
	Petrobras Global Finance BV	1.000	12/20/2019	5.720	79,102	(7,962)	(3,683)	0	(11,645)
	Petrobras Global Finance BV	1.000	03/20/2020	5.888	10,600	(1,795)	84	0	(1,711)
	Petrobras Global Finance BV	1.000	09/20/2020	6.191	3,140	(445)	(151)	0	(596)
	Petrobras Global Finance BV	1.000	06/20/2021	6.551	13,900	(4,157)	968	0	(3,189)
	Russia Government International Bond	1.000	09/20/2018	1.149	34,500	(1,400)	1,297	0	(103)
	Russia Government International Bond	1.000	03/20/2019	1.408	38,300	(1,615)	1,209	0	(406)
	Russia Government International Bond	1.000	06/20/2019	1.505	40,240	(2,226)	1,646	0	(580)
	Russia Government International Bond	1.000	12/20/2020	2.128	26,370	(2,048)	791	0	(1,257)
	Russia Government International Bond	1.000	06/20/2024	2.753	18,340	(1,888)	(327)	0	(2,215)
	Russia Government International Bond	1.000	09/20/2024	2.770	14,861	(2,032)	176	0	(1,856)
JPM	Brazil Government International Bond	1.000	09/20/2018	1.506	19,300	(823)	614	0	(209)
	Brazil Government International Bond	1.000	03/20/2019	1.824	13,500	(602)	310	0	(292)
	Chesapeake Energy Corp.	5.000	09/20/2017	11.485	1,900	(44)	(96)	0	(140)
	Chesapeake Energy Corp.	5.000	12/20/2017	12.029	1,360	(422)	294	0	(128)
	Chesapeake Energy Corp.	5.000	12/20/2018	13.077	2,500	(1,038)	615	0	(423)
	Colombia Government International Bond	1.000	03/20/2019	1.261	12,900	(56)	(30)	0	(86)
	Indonesia Government International Bond	1.000	03/20/2019	1.047	12,900	(564)	552	0	(12)
	Indonesia Government International Bond	1.000	06/20/2019	1.105	22,200	(766)	705	0	(61)
	Petrobras Global Finance BV	1.000	12/20/2019	5.720	13,418	(1,236)	(739)	0	(1,975)
	Russia Government International Bond	1.000	09/20/2018	1.149	42,700	(1,762)	1,634	0	(128)
	Russia Government International Bond	1.000	03/20/2019	1.408	27,300	(824)	534	0	(290)
	Russia Government International Bond	1.000	06/20/2019	1.505	31,700	(2,220)	1,763	0	(457)
	Russia Government International Bond	1.000	09/20/2020	2.026	34,600	(3,812)	2,389	0	(1,423)
	Russia Government International Bond	1.000	12/20/2020	2.128	37,800	(4,481)	2,679	0	(1,802)
	Russia Government International Bond	1.000	06/20/2024	2.753	9,200	(845)	(266)	0	(1,111)
MYC	Chesapeake Energy Corp.	5.000	12/20/2017	12.029	3,490	(1,099)	770	0	(329)
	Chesapeake Energy Corp.	5.000	09/20/2018	12.912	4,948	(399)	(352)	0	(751)
	Chesapeake Energy Corp.	5.000	03/20/2019	13.210	2,500	(172)	(292)	0	(464)
	Chesapeake Energy Corp.	5.000	09/20/2020	15.164	400	(40)	(86)	0	(126)
	Petrobras Global Finance BV	1.000	12/20/2019	5.720	50,100	(4,637)	(2,738)	0	(7,375)
	Pioneer Natural Resources Co.	1.000	12/20/2020	1.372	1,400	(150)	128	0	(22)
	Russia Government International Bond	1.000	03/20/2019	1.408	5,000	(289)	236	0	(53)
	Russia Government International Bond	1.000	12/20/2020	2.128	9,100	(1,126)	692	0	(434)
NGF	Russia Government International Bond	1.000	06/20/2021	2.300	65,100	(4,521)	588	0	(3,933)

						$(157,089)	$35,336	$7	$(121,760)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$148,460	$(30,793)	$3,330	$0	$(27,463)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	47,962	(26,919)	15,093	0	(11,826)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	5,739	(3,236)	1,318	0	(1,918)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	53,545	(1,430)	1,314	0	(116)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	57,732	(1,948)	1,794	0	(154)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	188,800	(5,304)	2,342	0	(2,962)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	8,000	(19)	(124)	0	(143)
BPS	CDX.EM-17 5-Year Index	5.000	06/20/2017	45,500	3,268	(2,810)	458	0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	14,215	(3,347)	717	0	(2,630)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	15,082	(8,522)	4,803	0	(3,719)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	12,500	(444)	248	0	(196)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	30,400	(1,000)	484	0	(516)
	PrimeX.ARM.2-AAA Index	4.580	12/25/2037	6,808	277	10	287	0
CBK	ABX.HE.AA.6-1 Index	0.320	07/25/2045	22,331	(10,887)	6,632	0	(4,255)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	115,834	(65,199)	36,637	0	(28,562)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	37,602	(1,525)	1,443	0	(82)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	86,597	(2,897)	2,667	0	(230)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	50,000	(2,106)	1,322	0	(784)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	50,000	(1,820)	(44)	0	(1,864)
DUB	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	21,116	(11,877)	6,671	0	(5,206)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	19,154	(10,801)	4,399	0	(6,402)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	33,842	(843)	769	0	(74)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	240,019	(8,908)	8,267	0	(641)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	159,000	(4,321)	1,826	0	(2,495)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	192,300	(8,719)	3,740	0	(4,979)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	595,300	(38,483)	16,291	0	(22,192)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	10,000	(1,005)	494	0	(511)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	10,000	(208)	29	0	(179)
FBF	ABX.HE.AA.6-2 Index	0.170	05/25/2046	29,877	(26,553)	12,217	0	(14,336)
	ABX.HE.AA.7-1 Index	0.150	08/25/2037	550	(436)	260	0	(176)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	194,866	(109,550)	61,501	0	(48,049)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	111,909	(63,110)	25,707	0	(37,403)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	56,327	(1,574)	1,451	0	(123)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	175,578	(9,372)	8,903	0	(469)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	288,500	(9,371)	4,843	0	(4,528)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	319,100	(10,824)	2,557	0	(8,267)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	168,800	(8,696)	2,403	0	(6,293)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	68,000	(1,528)	313	0	(1,215)
GST	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	21,166	(4,804)	889	0	(3,915)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	73,150	(30,852)	12,815	0	(18,037)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	5,739	(1,953)	35	0	(1,918)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	18,801	(652)	611	0	(41)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	125,703	(3,882)	3,546	0	(336)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	204,805	(7,435)	4,216	0	(3,219)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	116,600	(4,228)	1,209	0	(3,019)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	249,900	(15,250)	5,934	0	(9,316)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	78,700	(5,943)	1,923	0	(4,020)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	10,000	(9)	(170)	0	(179)
	CMBX.NA.AS.9 Index	1.000	09/17/2058	25,000	(1,882)	235	0	(1,647)
HUS	CDX.EM-17 5-Year Index	5.000	06/20/2017	22,750	2,230	(2,001)	229	0
JPM	ABX.HE.AA.6-2 Index	0.170	05/25/2046	1,003	(421)	(60)	0	(481)
	ABX.HE.AA.7-1 Index	0.150	08/25/2037	150	(91)	43	0	(48)
	ABX.HE.AA.7-2 Index	1.920	01/25/2038	151	(84)	(37)	0	(121)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	15,083	(8,465)	4,746	0	(3,719)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	39,724	(1,538)	1,432	0	(106)
JPS	CMBX.NA.AAA.7 Index	0.500	01/17/2047	100,600	(4,532)	1,924	0	(2,608)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	588,800	(35,350)	13,400	0	(21,950)
MEI	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	16,699	(3,313)	226	0	(3,087)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	8,155	(329)	201	0	(128)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	48,800	(2,567)	1,303	0	(1,264)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	145,500	(9,443)	4,019	0	(5,424)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	158,400	(12,402)	4,311	0	(8,091)
MYC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	15,572	(3,137)	258	0	(2,879)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	24,132	(13,544)	7,594	0	(5,950)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	14,347	(8,091)	3,296	0	(4,795)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	175,675	(2,789)	2,406	0	(383)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	226,248	(7,784)	7,184	0	(600)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	177,000	(4,870)	2,125	0	(2,745)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	127,000	(4,348)	1,059	0	(3,289)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	64,900	(4,510)	2,091	0	(2,419)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	9,000	(895)	435	0	(460)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	18,700	(682)	348	0	(334)
SAL	CMBX.NA.AAA.8 Index	0.500	10/17/2057	41,200	(2,256)	720	0	(1,536)
UAG	CMBX.NA.AAA.6 Index	0.500	05/11/2063	57,500	(2,105)	1,203	0	(902)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	18,400	(820)	343	0	(477)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	52,000	(3,102)	1,164	0	(1,938)

					$(702,158)	$330,793	$974	$(372,339)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	204,700	$(271)	$438	$167	$0
BPS	Pay	1-Year BRL-CDI	12.000	01/04/2021		96,100	(92)	(229)	0	(321)
	Receive	1-Year BRL-CDI	14.165	01/04/2021		138,200	0	(2,639)	0	(2,639)
BRC	Pay	6-Month AUD-BBR-BBSW *	5.250	12/15/2021	AUD	97,200	(138)	11,375	11,237	0
CBK	Receive	1-Year BRL-CDI	15.590	01/04/2021	BRL	93,210	(1,086)	(1,878)	0	(2,964)
	Receive	1-Year BRL-CDI	16.400	01/04/2021		219,660	(3,817)	(4,647)	0	(8,464)
	Pay	3-Month USD-LIBOR	1.500	09/16/2021		$256,600	(64)	503	439	0
DUB	Receive	1-Year BRL-CDI	14.153	01/04/2021	BRL	607,500	0	(11,537)	0	(11,537)
	Receive	1-Year BRL-CDI	16.400	01/04/2021		224,500	(3,918)	(4,732)	0	(8,650)
	Pay	3-Month USD-LIBOR	1.500	09/16/2021		$1,104,700	(179)	2,068	1,889	0
FBF	Pay	1-Year BRL-CDI	12.810	01/04/2021	BRL	280,670	(241)	1,784	1,543	0
GLM	Pay	6-Month AUD-BBR-BBSW *	5.250	12/15/2021	AUD	145,800	(204)	17,060	16,856	0
	Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	325,000	(206)	239	33	0
HUS	Receive	1-Year BRL-CDI	14.170	01/04/2021	BRL	138,200	0	(2,644)	0	(2,644)
MYC	Pay	1-Year BRL-CDI	12.230	01/04/2021		232,700	(263)	453	190	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021		411,200	(158)	2,418	2,260	0
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		123,425	385	(1,203)	0	(818)
	Pay	6-Month AUD-BBR-BBSW	5.000	06/15/2022	AUD	128,000	(102)	16,318	16,216	0

							$(10,354)	$23,147	$50,830	$(38,037)

Total Swap Agreements							$(869,390)	$388,942	$51,841	$(532,289)

*	The underlying security has a forward starting effective date.

(q)	Securities with an aggregate market value of $1,369,274 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,959,806	$62,405	$2,022,211
Corporate Bonds & Notes
Banking & Finance	31,549	7,907,641	0	7,939,190
Industrials	6,786	2,389,268	0	2,396,054
Utilities	0	2,181,929	5,905	2,187,834
Convertible Bonds & Notes
Banking & Finance	0	34,063	0	34,063
Municipal Bonds & Notes
California	0	22,256	0	22,256
Illinois	0	63,630	0	63,630
Missouri	0	0	71,523	71,523
U.S. Government Agencies	0	6,021,861	0	6,021,861
U.S. Treasury Obligations	0	8,367,522	0	8,367,522
Non-Agency Mortgage-Backed Securities	0	12,375,412	652,658	13,028,070
Asset-Backed Securities	108,086	13,169,836	63,537	13,341,459
Sovereign Issues	0	4,123,257	0	4,123,257
Common Stocks
Financials	0	0	753	753
Health Care	0	183	0	183
Convertible Preferred Securities
Banking & Finance	0	1,560	0	1,560
Preferred Securities
Banking & Finance	9,010	51,814	0	60,824
Short-Term Instruments
Repurchase Agreements	0	309,663	0	309,663
Short-Term Notes	0	68,559	0	68,559
Japan Treasury Bills	0	488,347	0	488,347
U.S. Treasury Bills	0	50,407	0	50,407
	$155,431	$59,587,014	$856,781	$60,599,226

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,229,089	$0	$0	$7,229,089

Total Investments	$7,384,520	$59,587,014	$856,781	$67,828,315

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(72,798)	$0	$(72,798)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	865	94,213	0	95,078
Over the counter	0	390,856	0	390,856
	$865	$485,069	$0	$485,934

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(58)	(9,696)	0	(9,754)
Over the counter	0	(1,593,445)	0	(1,593,445)

	$(58)	$(1,603,141)	$0	$(1,603,199)

Totals	$7,385,327	$58,396,144	$856,781	$66,638,252

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$57,424	$0	$(888)	$25	$1	$5,843	$0	$0	$62,405	$5,864
Corporate Bonds & Notes
Utilities	5,805	0	0	0	0	100	0	0	5,905	100
Municipal Bonds & Notes
Missouri	0	71,552	0	9	0	(38)	0	0	71,523	(38)
U.S. Government Agencies	84,680	72	(864)	0	3	893	0	(84,784)	0	0
Non-Agency Mortgage-Backed Securities	629,755	0	(2,544)	343	309	7,574	22,555	(5,334)	652,658	7,643
Asset-Backed Securities	88,347	7,954	(2,884)	147	99	(1,602)	0	(28,524)	63,537	(865)
Common Stocks
Financials	813	0	0	0	0	(60)	0	0	753	(59)

Totals	$866,824	$79,578	$(7,180)	$524	$412	$12,710	$22,555	$(118,642)	$856,781	$12,645

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$5,601	Other Valuation Techniques (2)	—	—
	43,283	Proxy Pricing	Base Price	99.00 - 100.50
	13,521	Third Party Vendor	Broker Quote	76.75
Corporate Bonds & Notes
Utilities	5,905	Proxy Pricing	Base Price	102.13
Municipal Bonds & Notes
Missouri	71,523	Proxy Pricing	Base Price	93.50
Non-Agency Mortgage-Backed Securities	503,658	Proxy Pricing	Base Price	96.03
	149,000	Third Party Vendor	Broker Quote	74.56 - 94.50
Asset-Backed Securities	63,537	Proxy Pricing	Base Price	3.69 - 98.75
Common Stocks
Financials	753	Other Valuation Techniques (2)	—	—

Total	$856,781

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Inflation Response Multi-Asset Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 120.4%
CORPORATE BONDS & NOTES 11.1%
BANKING & FINANCE 8.7%
Ally Financial, Inc.
2.750% due 01/30/2017		$1,100	$1,110
3.250% due 09/29/2017		3,400	3,426
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (f)	EUR	5,000	4,768
Bank of America Corp.
4.057% due 10/21/2025	MXN	74,000	4,392
5.750% due 12/01/2017		$400	424
6.400% due 08/28/2017		1,000	1,055
Bank of America N.A.
1.750% due 06/05/2018		1,700	1,712
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	200	198
BPCE S.A.
4.625% due 07/11/2024		$2,400	2,410
Citigroup, Inc.
1.157% due 05/01/2017		2,800	2,801
Citizens Bank N.A.
2.300% due 12/03/2018		900	912
Cooperatieve Rabobank UA
8.375% due 07/26/2016 (f)		2,000	2,011
8.400% due 06/29/2017 (f)		1,900	1,993
Corp. Andina de Fomento
3.950% due 10/15/2021 (e)	MXN	7,040	393
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$600	604
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (f)		1,500	1,504
Dexia Credit Local S.A.
1.250% due 10/18/2016		5,000	5,005
Ford Motor Credit Co. LLC
1.181% due 09/08/2017		3,000	2,991
1.500% due 01/17/2017		350	350
6.625% due 08/15/2017		1,600	1,689
Goldman Sachs Group, Inc.
1.853% due 09/15/2020		4,000	3,995
HSBC Holdings PLC
2.950% due 05/25/2021		2,600	2,629
3.600% due 05/25/2023		1,500	1,535
International Lease Finance Corp.
6.750% due 09/01/2016		2,350	2,363
Intesa Sanpaolo SpA
2.375% due 01/13/2017		4,500	4,517
JPMorgan Chase Bank N.A.
1.106% due 06/02/2017		7,500	7,502
KBC Bank NV
8.000% due 01/25/2023		1,800	1,912
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,400	2,863
National Bank of Greece S.A.
3.875% due 10/07/2016		600	665
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	7,600	1,142
2.000% due 04/01/2017		4,100	622
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$2,620	2,731
UBS Group Funding Jersey Ltd.
2.409% due 04/14/2021		12,600	12,742
Volkswagen Bank GmbH
0.152% due 11/27/2017	EUR	700	770

			85,736

INDUSTRIALS 2.2%
AbbVie, Inc.
3.200% due 05/14/2026		$2,450	2,482
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	5,500	6,169
Altria Group, Inc.
4.750% due 05/05/2021		$1,000	1,142
CSX Corp.
5.600% due 05/01/2017		50	52

General Motors Co.
3.500% due 10/02/2018		3,000	3,090
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	2,400	2,554
4.500% due 12/06/2016	JPY	100	1
5.014% due 12/27/2017	EUR	300	315
Numericable SFR S.A.
6.000% due 05/15/2022		$2,600	2,538
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		1,300	1,301
2.000% due 04/01/2018		2,000	2,018

			21,662

UTILITIES 0.2%
Nevada Power Co.
6.500% due 08/01/2018		600	665
Petrobras Global Finance BV
2.768% due 01/15/2019		1,400	1,268

			1,933

Total Corporate Bonds & Notes (Cost $112,644)			109,331

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		175	167

Total Municipal Bonds & Notes (Cost $137)			167

U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae
4.089% due 02/25/2018 (a)		3,845	152
Fannie Mae, TBA
3.500% due 08/01/2031 - 08/01/2046		63,000	66,407

Total U.S. Government Agencies (Cost $66,530)			66,559

U.S. TREASURY OBLIGATIONS 67.3%
U.S. Treasury Bonds
2.500% due 02/15/2046 (i)		8,220	8,567
3.000% due 05/15/2045 †		320	368
3.000% due 11/15/2045 (n)		30	35
U.S. Treasury Floating Rate Notes
0.450% due 04/30/2018 †		526	526
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2017 †		44,025	44,315
0.125% due 04/15/2018 (i)(l)(n)		89,414	90,781
0.125% due 04/15/2018 †		23,492	23,851
0.125% due 04/15/2019 (i)		53,201	54,349
0.125% due 04/15/2020 (l)(n)		2,554	2,614
0.125% due 01/15/2022 (i)(n)		11,204	11,433
0.125% due 07/15/2022 (i)		26,015	26,631
0.125% due 01/15/2023		16,686	16,927
0.125% due 07/15/2024 (n)		302	306
0.375% due 07/15/2023 (i)		26,223	27,152
0.375% due 07/15/2025 †		20,982	21,628
0.625% due 07/15/2021		2,813	2,964
0.625% due 07/15/2021 (l)†		4,246	4,474
0.625% due 01/15/2024 (i)		13,903	14,573
0.750% due 02/15/2042 (n)		286	287
0.750% due 02/15/2045 (n)		3,576	3,602
1.000% due 02/15/2046 (n)		12,953	14,013
1.250% due 07/15/2020 (l)(n)		2,786	2,997
1.375% due 01/15/2020 (i)(l)		36,728	39,245
1.375% due 02/15/2044 (i)(n)		41,941	48,608
1.375% due 02/15/2044 (l)†		544	631
1.625% due 01/15/2018 (n)		457	474
2.125% due 02/15/2040 (n)		1,029	1,349
2.125% due 02/15/2041		3,059	4,044
2.375% due 01/15/2017 (l)†		7,355	7,494
2.375% due 01/15/2025 (i)		84,047	100,473
2.375% due 01/15/2027		7,479	9,193
2.500% due 01/15/2029 (i)		32,981	41,856
2.500% due 01/15/2029 (l)†		9,638	12,232
2.625% due 07/15/2017 (n)		115	120
3.625% due 04/15/2028 (n)		237	328
3.875% due 04/15/2029		3,303	4,765
U.S. Treasury Notes
0.500% due 09/30/2016 (n)†		4,100	4,102
1.625% due 05/15/2026 (i)		7,900	8,001
2.000% due 02/15/2025 (i)(n)		6,870	7,191

Total U.S. Treasury Obligations (Cost $643,689)			662,499

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
Banc of America Alternative Loan Trust
1.103% due 12/25/2035 ^		1,498	1,045
Banc of America Commercial Mortgage Trust
5.723% due 06/10/2049		216	220
Banc of America Mortgage Trust
2.828% due 08/25/2035 ^		335	305
3.246% due 06/25/2035		378	365
Bear Stearns Adjustable Rate Mortgage Trust
2.913% due 03/25/2035		91	86
Bear Stearns ALT-A Trust
2.916% due 01/25/2036		2,767	2,226
Citigroup Mortgage Loan Trust, Inc.
2.760% due 09/25/2035		136	135
Commercial Mortgage Trust
2.365% due 02/10/2029		500	503
Countrywide Alternative Loan Trust
0.643% due 12/20/2046 ^		376	275
2.620% due 10/25/2035 ^		130	107
5.500% due 01/25/2036		602	500
6.000% due 08/25/2036 ^		215	188
6.000% due 04/25/2037		618	499
6.250% due 11/25/2036 ^		179	154
Countrywide Home Loan Mortgage Pass-Through Trust
0.743% due 04/25/2035		573	492
2.603% due 04/20/2035		53	52
6.000% due 05/25/2037 ^		824	684
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		762	427
Deutsche ALT-A Securities, Inc.
0.753% due 04/25/2037		1,115	570
Deutsche ALT-B Securities, Inc.
6.000% due 10/25/2036		6,582	5,532
6.300% due 07/25/2036 ^		578	447
Grifonas Finance PLC
0.152% due 08/28/2039	EUR	571	456
GSR Mortgage Loan Trust
2.876% due 09/25/2035		$57	58
6.000% due 11/25/2035 ^		646	532
IndyMac Mortgage Loan Trust
0.633% due 07/25/2047		1,064	718
JPMorgan Mortgage Trust
2.901% due 06/25/2035		22	22
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		279	282
Lehman Mortgage Trust
5.403% due 01/25/2036 ^		868	808
Marche Mutui SRL
0.175% due 02/25/2055	EUR	345	377
2.001% due 01/27/2064		577	643
MASTR Alternative Loan Trust
0.853% due 03/25/2036		$490	84
Merrill Lynch Mortgage Investors Trust
2.228% due 10/25/2035		325	316
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		242	245
5.700% due 09/12/2049		380	395
Morgan Stanley Mortgage Loan Trust
2.527% due 06/25/2036		445	432
New York Mortgage Trust
2.949% due 05/25/2036 ^		351	317
Residential Asset Securitization Trust
0.853% due 01/25/2046 ^		1,500	699
6.250% due 11/25/2036		230	155
Structured Asset Mortgage Investments Trust
0.663% due 05/25/2036		702	544
0.673% due 05/25/2036		847	628
0.733% due 02/25/2036 ^		958	784
Thornburg Mortgage Securities Trust
2.959% due 07/25/2036		61	59
WaMu Mortgage Pass-Through Certificates Trust
0.713% due 11/25/2045		60	55
0.743% due 10/25/2045		173	161
2.204% due 11/25/2036 ^		897	796
2.434% due 10/25/2035		2,831	2,718
2.587% due 09/25/2033		25	25
Wells Fargo Mortgage-Backed Securities Trust
2.681% due 12/25/2033		71	71
2.757% due 11/25/2034		184	183
2.866% due 04/25/2036 ^		746	729
2.954% due 10/25/2035		148	148

Total Non-Agency Mortgage-Backed Securities (Cost $28,721)			28,252

ASSET-BACKED SECURITIES 4.0%
Asset-Backed Securities Corp. Home Equity Loan Trust
3.442% due 08/15/2033		162	148
Citigroup Mortgage Loan Trust, Inc.
0.533% due 01/25/2037		500	321
0.593% due 05/25/2037		144	143
Countrywide Asset-Backed Certificates
0.683% due 05/25/2037		1,100	686
0.823% due 06/25/2036		6,160	4,619
Countrywide Asset-Backed Certificates Trust
1.093% due 10/25/2035		3,200	2,929
First Franklin Mortgage Loan Trust
1.233% due 06/25/2036		4,400	3,204
Four Corners CLO Ltd.
0.906% due 01/26/2020		140	139
Fremont Home Loan Trust
0.603% due 10/25/2036		6,089	2,981
0.693% due 10/25/2036		3,347	1,674
GCAT LLC
4.250% due 10/25/2019		702	706
GoldenTree Loan Opportunities Ltd.
1.328% due 10/18/2021		322	322
GSAMP Trust
0.613% due 05/25/2046		218	197
JPMorgan Mortgage Acquisition Corp.
0.843% due 05/25/2035		2,400	1,785
Long Beach Mortgage Loan Trust
0.753% due 01/25/2036		2,300	1,377
MASTR Asset-Backed Securities Trust
0.693% due 06/25/2036		351	190
0.833% due 01/25/2036		5,000	3,895
Morgan Stanley ABS Capital, Inc. Trust
0.523% due 10/25/2036		198	107
0.563% due 10/25/2036		27	16
0.583% due 10/25/2036		1,836	1,428
0.603% due 06/25/2036		2,289	1,470
Morgan Stanley Mortgage Loan Trust
0.683% due 02/25/2037		306	163
5.726% due 10/25/2036 ^		310	161
OneMain Financial Issuance Trust
2.430% due 06/18/2024		2,426	2,429
2.470% due 09/18/2024		1,600	1,606
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.953% due 07/25/2035		281	279
Residential Asset Securities Corp. Trust
0.703% due 11/25/2036		4,478	2,655
Saxon Asset Securities Trust
1.248% due 03/25/2035 ^		286	261
4.034% due 06/25/2033		31	31
Securitized Asset-Backed Receivables LLC Trust
1.013% due 08/25/2035		8	8
Soundview Home Loan Trust
0.513% due 11/25/2036		166	66
0.733% due 05/25/2036		500	404
Structured Asset Investment Loan Trust
1.173% due 10/25/2035		4,300	3,374
Structured Asset Securities Corp. Mortgage Loan Trust
1.957% due 04/25/2035		57	54
Wood Street CLO BV
0.117% due 03/29/2021	EUR	8	9

Total Asset-Backed Securities (Cost $39,370)			39,837

SOVEREIGN ISSUES 9.9%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		250	276
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,100	1,246
4.900% due 09/15/2021		700	796
Autonomous Community of Madrid
4.125% due 05/21/2024		6,600	8,923
Autonomous Community of Valencia
4.900% due 03/17/2020		2,200	2,801
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (d)	BRL	133,800	40,254
0.000% due 01/01/2017 (d)		47,600	13,877
France Government International Bond
1.850% due 07/25/2027 (e)	EUR	1,709	2,464
2.250% due 07/25/2020 (e)		3,865	4,889
Mexico Government International Bond
4.000% due 11/15/2040 (e)	MXN	70,688	4,239
4.000% due 11/08/2046 (e)		13,948	846
4.500% due 11/22/2035 (e)		15,368	979
4.750% due 06/14/2018		12,795	699

New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	14,249	10,621
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	5	4
3.000% due 02/24/2025		5	4
3.000% due 02/24/2026		18	14
3.000% due 02/24/2029		31	23
3.000% due 02/24/2030		27	20
3.000% due 02/24/2031		31	22
3.000% due 02/24/2032		24	17
3.000% due 02/24/2033		20	14
3.000% due 02/24/2034		13	9
3.000% due 02/24/2035		5	3
3.000% due 02/24/2037		28	19
3.000% due 02/24/2038		28	19
3.000% due 02/24/2040		5	3
3.000% due 02/24/2041		3	2
3.000% due 02/24/2042		19	13
4.750% due 04/17/2019		368	370
5.000% due 08/22/2016	JPY	30,200	291
United Kingdom Gilt
0.125% due 03/22/2024 (e)	GBP	43	66
0.125% due 03/22/2046 (e)		1,805	3,642
0.375% due 03/22/2062 (e)		55	160

Total Sovereign Issues (Cost $91,011)			97,625

	SHARES
COMMON STOCKS 1.1%
CONSUMER DISCRETIONARY 0.4%
DreamWorks Animation SKG, Inc. ‘A’ (b)		24,498	1,001
Hilton Worldwide Holdings, Inc. (k)		87,605	1,974
Tumi Holdings, Inc. (b)		24,813	664

			3,639

ENERGY 0.1%
Columbia Pipeline Group, Inc.		38,610	984

FINANCIALS 0.1%
Fidelity & Guaranty Life		36,910	856

HEALTH CARE 0.1%
Alere, Inc. (b)		19,182	800

INDUSTRIALS 0.1%
Virgin America, Inc. (b)		21,886	1,230

INFORMATION TECHNOLOGY 0.2%
inContact, Inc. (b)		69,259	959
LinkedIn Corp. (b)		5,036	953

			1,912

MATERIALS 0.1%
Axiall Corp.		29,818	972

UTILITIES 0.0%
Questar Corp.		4,257	108

Total Common Stocks (Cost $10,710)			10,501

EXCHANGE-TRADED FUNDS 1.8%
Vanguard FTSE Emerging Markets ETF		158,334	5,577
Vanguard REIT ETF		143,050	12,684

Total Exchange-Traded Funds (Cost $16,831)			18,261

REAL ESTATE INVESTMENT TRUSTS 8.1%
FINANCIALS 8.1%
Alexandria Real Estate Equities, Inc.		17,465	1,808
American Campus Communities, Inc.		33,130	1,752
American Tower Corp.		28,588	3,248
Apartment Investment & Management Co. ‘A’		38,315	1,692
AvalonBay Communities, Inc.		25,572	4,613

Boston Properties, Inc.	27,005	3,562
Camden Property Trust	39,795	3,519
Colony Starwood Homes	28,969	881
CubeSmart	66,963	2,068
DCT Industrial Trust, Inc.	19,546	939
DDR Corp.	67,138	1,218
DiamondRock Hospitality Co.	119,024	1,075
Digital Realty Trust, Inc.	21,664	2,361
Douglas Emmett, Inc.	36,860	1,309
EastGroup Properties, Inc.	24,832	1,711
EPR Properties	25,194	2,033
Equinix, Inc.	6,174	2,394
Equity Residential	75,182	5,178
Essex Property Trust, Inc.	17,058	3,891
General Growth Properties, Inc.	92,954	2,772
Kilroy Realty Corp.	25,846	1,713
LaSalle Hotel Properties	44,876	1,058
Mid-America Apartment Communities, Inc.	13,331	1,418
Omega Healthcare Investors, Inc.	25,473	865
Physicians Realty Trust	88,748	1,865
ProLogis, Inc. (k)	85,151	4,176
Public Storage	5,645	1,443
Retail Properties of America, Inc.	29,710	502
Ryman Hospitality Properties, Inc.	14,657	742
Simon Property Group, Inc. (k)	30,034	6,514
SL Green Realty Corp.	16,280	1,733
Sovran Self Storage, Inc.	20,180	2,117
Spirit Realty Capital, Inc.	103,204	1,318
Sun Communities, Inc.	34,224	2,623
Vornado Realty Trust	8,563	857
Welltower, Inc.	40,207	3,063

Total Real Estate Investment Trusts (Cost $73,718)		80,031

SHORT-TERM INSTRUMENTS 7.4%
REPURCHASE AGREEMENTS (h) 6.4%		62,856

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 1.0%
0.230% due 07/21/2016 - 12/08/2016 (c)(d)(l)(n)†	$9,457	9,453

Total Short-Term Instruments (Cost $72,309)		72,309

Total Investments in Securities (Cost $1,155,670)		1,185,372

	SHARES
INVESTMENTS IN AFFILIATES 14.4%
MUTUAL FUNDS (g) 11.0%
PIMCO Emerging Markets Currency Fund	12,268,317	108,329

Total Mutual Funds (Cost $125,421)		108,329

SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III	3,362,393	33,234

Total Short-Term Instruments (Cost $33,232)		33,234

Total Investments in Affiliates (Cost $158,654)		141,563

Total Investments 134.8% (Cost $1,314,324)		$1,326,935
Financial Derivative Instruments (j)(m) (0.2)% (Cost or Premiums, net $(44))		(2,241)
Other Assets and Liabilities, net (34.6)%		(340,383)

Net Assets 100.0%		$984,311

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VII, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MBC	0.780	% †	06/30/2016	07/01/2016	$62,200	U.S. Treasury Notes 1.875% - 2.750% due 02/15/2019 - 10/31/2022	$(64,245)	$62,200	$62,201
SSB	0.010		06/30/2016	07/01/2016	656	U.S. Treasury Notes 0.750% due 12/31/2017	(672)	656	656

Total Repurchase Agreements							$(64,917)	$62,856	$62,857

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.300%	06/15/2016	07/07/2016	$(7,930)	$(7,931)
	0.580	06/15/2016	07/07/2016	(1,468)	(1,469)
	0.600	06/16/2016	07/08/2016	(209)	(210)
BSN	0.570	04/05/2016	07/05/2016	(6,049)	(6,057)
	0.580	04/12/2016	07/12/2016	(10,437)	(10,450)
	0.580	04/15/2016	07/15/2016	(25,416)	(25,448)
	0.580	04/18/2016	07/18/2016	(41,871)	(41,921)
	0.580	05/04/2016	07/15/2016	(14,147)	(14,160)
	0.580	05/09/2016	07/07/2016	(18,256)	(18,271)
	0.580	06/27/2016	07/07/2016	(21,011)	(21,012)
	0.620	04/11/2016	10/11/2016	(57,896)	(57,977)
GRE	0.630	06/14/2016	07/14/2016	(2,097)	(2,098)
	0.640	06/01/2016	07/01/2016	(3,027)	(3,029)
JPS	0.320	06/06/2016	07/06/2016	(1,001)	(1,001)
	0.530	05/25/2016	07/25/2016	(4,571)	(4,573)
	0.720	01/08/2016	07/08/2016	(12,981)	(13,026)
RDR	0.600	04/19/2016	07/19/2016	(44,034)	(44,088)

Total Reverse Repurchase Agreements					$(272,721)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.450%	05/27/2016	07/07/2016	$(2,463)	$(2,464)
UBS	0.550	06/03/2016	07/06/2016	(5,979)	(5,982)

Total Sale-Buyback Transactions					$(8,446)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(287,140) at a weighted average interest rate of 0.570%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	07/01/2046	$4,000	$(4,267)	$(4,288)

Total Short Sales				$(4,267)	$(4,288)

(i)	Securities with an aggregate market value of $285,463 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Crude December Futures †	$55.000	11/15/2017	200	$685	$1,404
Call - NYMEX Crude December Futures †	56.000	11/15/2017	153	521	1,005
Call - NYMEX Crude December Futures †	61.000	11/15/2017	76	241	350
Call - NYMEX Natural Gas April Futures †	3.100	03/28/2017	30	112	94
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2017	30	112	106
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2017	30	111	158
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2017	30	111	171
Call - NYMEX Natural Gas January Futures †	3.100	12/27/2016	30	111	163
Call - NYMEX Natural Gas July Futures †	3.100	06/27/2017	30	111	102
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2017	30	111	95
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2017	30	111	170
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2017	30	111	88
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2017	30	111	127
Call - NYMEX Natural Gas October Futures †	3.100	09/26/2017	30	111	115
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2017	30	111	108

				$2,781	$4,256

Total Purchased Options				$2,781	$4,256

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYB Cotton September Futures †	$69.000	08/19/2016	26	$(12)	$(5)
Call - NYB Cotton September Futures †	70.000	08/19/2016	13	(6)	(2)
Call - NYB Cotton September Futures †	71.000	08/19/2016	3	(1)	0
Call - NYMEX Crude December Futures †	51.000	11/16/2016	200	(381)	(876)
Call - NYMEX Crude December Futures †	53.000	11/16/2016	153	(306)	(528)
Call - NYMEX Crude December Futures †	55.000	11/16/2016	76	(152)	(203)
Call - NYMEX Crude September Futures †	55.000	08/17/2016	64	(71)	(36)
Call - NYMEX Crude September Futures †	56.000	08/17/2016	64	(55)	(26)
Call - NYMEX Gasoline December Futures †	165.000	11/25/2016	109	(313)	(224)
Call - NYMEX Gasoline November Futures †	165.000	10/26/2016	32	(74)	(55)
Call - NYMEX Gasoline November Futures †	170.000	10/26/2016	48	(101)	(66)
Put - NYMEX Natural Gas April Futures †	2.600	03/28/2017	30	(46)	(37)
Call - NYMEX Natural Gas April Futures †	3.600	03/28/2017	30	(62)	(46)
Put - NYMEX Natural Gas August Futures †	2.350	07/26/2016	33	(5)	(2)
Call - NYMEX Natural Gas August Futures †	3.000	07/26/2016	81	(30)	(70)
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2016	33	(13)	(18)
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2017	30	(46)	(42)
Call - NYMEX Natural Gas August Futures †	3.600	07/26/2017	30	(62)	(55)
Put - NYMEX Natural Gas December Futures †	2.250	11/25/2016	368	(445)	(63)
Put - NYMEX Natural Gas December Futures †	2.350	11/25/2016	411	(538)	(99)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2017	30	(45)	(45)
Call - NYMEX Natural Gas December Futures †	3.600	11/27/2017	30	(62)	(98)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2017	30	(45)	(25)
Call - NYMEX Natural Gas February Futures †	3.600	01/26/2017	30	(62)	(104)
Put - NYMEX Natural Gas January Futures †	2.600	12/27/2016	30	(45)	(17)
Call - NYMEX Natural Gas January Futures †	3.600	12/27/2016	30	(62)	(90)
Put - NYMEX Natural Gas July Futures †	2.600	06/27/2017	30	(45)	(41)
Call - NYMEX Natural Gas July Futures †	3.600	06/27/2017	30	(62)	(52)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2017	30	(45)	(41)
Call - NYMEX Natural Gas June Futures †	3.600	05/25/2017	30	(62)	(47)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2017	30	(45)	(34)
Call - NYMEX Natural Gas March Futures †	3.600	02/23/2017	30	(62)	(109)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2017	30	(45)	(40)
Call - NYMEX Natural Gas May Futures †	3.600	04/25/2017	30	(62)	(42)
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2017	30	(45)	(48)
Call - NYMEX Natural Gas November Futures †	3.600	10/26/2017	30	(62)	(75)
Put - NYMEX Natural Gas October Futures †	2.600	09/26/2017	30	(45)	(48)
Call - NYMEX Natural Gas October Futures †	3.600	09/26/2017	30	(62)	(64)
Put - NYMEX Natural Gas September Futures †	2.200	08/26/2016	71	(35)	(9)
Put - NYMEX Natural Gas September Futures †	2.250	08/26/2016	66	(29)	(10)
Put - NYMEX Natural Gas September Futures †	2.300	08/26/2016	16	(8)	(3)
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2017	30	(45)	(47)
Call - NYMEX Natural Gas September Futures †	3.600	08/28/2017	30	(62)	(58)

				$(3,861)	$(3,600)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,975.000	08/19/2016	35	$(75)	$(51)

Total Written Options				$(3,936)	$(3,651)

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	349	$155	$13	$0
90-Day Eurodollar December Futures	Short	12/2017	349	(232)	0	(17)
Aluminum October Futures †	Short	10/2016	150	(51)	0	0
Arabica Coffee December Futures †	Short	12/2016	20	(148)	0	(8)
Arabica Coffee March Futures †	Short	03/2017	37	(84)	0	(14)
Arabica Coffee May Futures †	Long	05/2017	37	84	14	0
Brent (ICE) Calendar Swap Futures April Futures †	Short	04/2017	5	(33)	8	0
Brent (ICE) Calendar Swap Futures August Futures †	Short	08/2017	5	(37)	8	0
Brent (ICE) Calendar Swap Futures December Futures †	Short	12/2017	5	(41)	7	0
Brent (ICE) Calendar Swap Futures February Futures †	Short	02/2017	5	(30)	8	0
Brent (ICE) Calendar Swap Futures January Futures †	Short	01/2017	5	(29)	8	0
Brent (ICE) Calendar Swap Futures July Futures †	Short	07/2017	5	(36)	8	0
Brent (ICE) Calendar Swap Futures June Futures †	Short	06/2017	5	(35)	8	0
Brent (ICE) Calendar Swap Futures March Futures †	Short	03/2017	5	(32)	8	0
Brent (ICE) Calendar Swap Futures May Futures †	Short	05/2017	5	(34)	8	0
Brent (ICE) Calendar Swap Futures November Futures †	Short	11/2017	5	(40)	7	0
Brent (ICE) Calendar Swap Futures October Futures †	Short	10/2017	5	(39)	7	0
Brent (ICE) Calendar Swap Futures September Futures †	Short	09/2017	5	(38)	8	0
Brent Crude December Futures †	Short	10/2016	142	(5)	387	0
Brent Crude December Futures †	Long	10/2017	1,365	4,957	0	(2,034)
Brent Crude June Futures †	Short	04/2017	85	(33)	137	0
Brent Crude June Futures †	Short	04/2018	404	(2,813)	552	0
Brent Crude March Futures †	Long	01/2017	101	89	0	(227)
Brent Crude March Futures †	Short	01/2018	122	(107)	191	0
Brent Crude November Futures †	Short	09/2016	4	(2)	7	0
Brent Crude October Futures †	Long	08/2016	21	(7)	0	(73)
Brent Crude September Futures †	Long	07/2016	206	(84)	0	(391)
Brent Crude September Futures †	Short	07/2017	808	(4,508)	1,261	0
Brent Crude September Futures †	Long	07/2018	12	0	0	(5)
Call Options Strike @ EUR 135.500 on Euro-Bobl September Futures	Long	08/2016	74	0	0	0
Call Options Strike @ EUR 168.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2016	53	3	4	(1)
Call Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	30	6	2	0
Call Options Strike @ USD 55.000 on Brent Crude September Futures †	Short	07/2016	132	70	36	0
Call Options Strike @ USD 60.000 on Brent Crude December Futures †	Long	10/2016	32	(22)	0	(12)
Call Options Strike @ USD 60.000 on Brent Crude January Futures †	Long	11/2016	65	(45)	0	(31)
Call Options Strike @ USD 61.000 on Brent Crude January Futures †	Long	11/2016	44	(37)	0	(18)
Call Options Strike @ USD 62.000 on Brent Crude December Futures †	Long	10/2016	48	(45)	0	(13)
Cattle Feeder November Futures November Futures †	Long	11/2016	11	19	9	0
Cattle Feeder October Futures October Futures †	Short	10/2016	11	(17)	0	(8)
Chicago Ethanol (Platts) December Futures †	Long	12/2016	122	384	0	0
Cocoa December Futures †	Long	12/2016	371	903	0	(59)
Cocoa July Futures †	Short	07/2016	218	(517)	55	0
Cocoa March Futures †	Long	03/2017	375	(523)	0	(240)
Cocoa March Futures †	Short	03/2017	44	(73)	6	0
Cocoa May Futures †	Long	05/2017	44	68	0	(6)
Cocoa September Futures †	Short	09/2016	375	9	266	0
Cocoa September Futures †	Short	09/2016	153	0	9	(4)
Copper October Futures †	Long	10/2016	32	6	0	0
Copper September Futures †	Short	09/2016	51	(142)	0	(12)
Corn December Futures †	Long	12/2016	448	(720)	0	(247)
Corn July Futures †	Short	07/2017	71	150	29	0
Corn March Futures †	Long	03/2017	139	(509)	0	(75)
Corn May Futures May Futures †	Long	05/2017	71	(156)	0	(35)
Corn September Futures †	Short	09/2016	1,350	3,337	812	0
Cotton No. 2 December Futures †	Short	12/2016	108	91	91	0
Cotton No. 2 March Futures †	Long	03/2017	108	84	0	(87)
E-mini S&P 500 Index September Futures	Short	09/2016	526	(149)	0	(615)
EIA Flat Tax On-Highway Diesel Swap April Futures †	Short	04/2017	2	(6)	4	0
EIA Flat Tax On-Highway Diesel Swap August Futures †	Short	08/2017	2	(9)	3	0
EIA Flat Tax On-Highway Diesel Swap December Futures †	Short	12/2017	2	(8)	3	0
EIA Flat Tax On-Highway Diesel Swap February Futures †	Short	02/2017	2	(6)	3	0
EIA Flat Tax On-Highway Diesel Swap January Futures †	Short	01/2017	2	(5)	3	0
EIA Flat Tax On-Highway Diesel Swap July Futures †	Short	07/2017	2	(8)	3	0
EIA Flat Tax On-Highway Diesel Swap June Futures †	Short	06/2017	2	(8)	3	0
EIA Flat Tax On-Highway Diesel Swap March Futures †	Short	03/2017	2	(7)	3	0
EIA Flat Tax On-Highway Diesel Swap May Futures †	Short	05/2017	2	(7)	3	0
EIA Flat Tax On-Highway Diesel Swap November Futures †	Short	11/2017	2	(10)	3	0
EIA Flat Tax On-Highway Diesel Swap October Futures †	Short	10/2017	2	(10)	3	0
EIA Flat Tax On-Highway Diesel Swap September Futures †	Short	09/2017	2	(10)	3	0
Euro STOXX 50 September Futures	Long	09/2016	61	(10)	76	0
Euro-Bobl September Futures	Short	09/2016	31	(45)	1	(1)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	69	(33)	54	(52)
Euro-Bund 10-Year Bond September Futures	Short	09/2016	55	(181)	17	(17)
Euro-OAT France Government 10-Year Bond September Futures	Short	09/2016	16	(51)	0	(11)
Euro-Rapeseed November Futures †	Long	10/2016	204	61	31	(21)
European Gasoil Crack Spread Swap April Futures †	Long	04/2017	23	(1)	16	0
European Gasoil Crack Spread Swap December Futures †	Short	12/2017	23	5	0	(16)
European Gasoil Crack Spread Swap June Futures †	Long	06/2017	23	3	17	0
European Gasoil Crack Spread Swap May Futures †	Long	05/2017	23	(1)	17	0
European Gasoil Crack Spread Swap November Futures †	Short	11/2017	23	6	0	(16)
European Gasoil Crack Spread Swap October Futures †	Short	10/2017	23	5	0	(16)
Gas Oil December Futures †	Long	12/2016	137	11	0	(96)
Gas Oil December Futures †	Long	12/2017	402	2,448	0	(231)
Gas Oil June Futures †	Short	06/2017	201	(1,268)	131	0
Gas Oil June Futures †	Short	06/2018	201	(1,143)	106	0
Gas Oil October Futures †	Short	10/2016	58	34	42	0
Gas Oil September Futures †	Short	09/2016	137	9	99	0
Gold 100 oz. August Futures †	Long	08/2016	233	1,249	0	(147)
Gold 100 oz. December Futures †	Short	12/2016	11	(100)	7	0
Gold 100 oz. October Futures †	Short	10/2016	233	(1,253)	147	0
Gulf Coast ULSD (Platts) Swap April Futures †	Long	04/2017	2	7	0	(3)
Gulf Coast ULSD (Platts) Swap August Futures †	Long	08/2017	2	10	0	(3)
Gulf Coast ULSD (Platts) Swap December Futures †	Long	12/2017	2	9	0	(3)
Gulf Coast ULSD (Platts) Swap February Futures †	Long	02/2017	2	7	0	(3)
Gulf Coast ULSD (Platts) Swap January Futures †	Long	01/2017	2	6	0	(3)
Gulf Coast ULSD (Platts) Swap July Futures †	Long	07/2017	2	9	0	(3)
Gulf Coast ULSD (Platts) Swap June Futures †	Long	06/2017	2	9	0	(3)
Gulf Coast ULSD (Platts) Swap March Futures †	Long	03/2017	2	8	0	(3)
Gulf Coast ULSD (Platts) Swap May Futures †	Long	05/2017	2	8	0	(3)
Gulf Coast ULSD (Platts) Swap November Futures †	Long	11/2017	2	11	0	(3)
Gulf Coast ULSD (Platts) Swap October Futures †	Long	10/2017	2	11	0	(3)
Gulf Coast ULSD (Platts) Swap September Futures †	Long	09/2017	2	11	0	(3)
Hard Red Spring Wheat December Futures †	Long	12/2016	63	(92)	4	0
Hard Red Winter Wheat December Futures †	Long	12/2016	85	(167)	10	0
Hard Red Winter Wheat July Futures †	Long	07/2017	46	(18)	5	0
Hard Red Winter Wheat September Futures †	Long	09/2016	138	(404)	19	0
Henry Hub Natural Gas April Futures †	Long	03/2017	930	1,141	93	0
Henry Hub Natural Gas April Futures †	Long	03/2018	450	247	15	0
Henry Hub Natural Gas July Futures †	Long	06/2018	36	(7)	0	0
Henry Hub Natural Gas March Futures †	Short	02/2017	961	(1,474)	0	(82)
Henry Hub Natural Gas March Futures †	Short	02/2018	465	(403)	0	(36)
Henry Hub Natural Gas Swap April Futures †	Long	03/2017	1,572	1,847	157	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2018	1,076	234	35	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2018	36	(7)	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	3	5	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2018	36	12	0	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2018	36	33	3	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2017	36	36	3	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2018	36	(10)	0	0
Henry Hub Natural Gas Swap March Futures †	Short	02/2017	1,572	(2,316)	0	(134)
Henry Hub Natural Gas Swap March Futures †	Short	02/2018	464	(88)	0	(36)
Henry Hub Natural Gas Swap May Futures †	Long	04/2018	36	(13)	1	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	4	5	1	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2018	36	(1)	0	0
Henry Hub Natural Gas Swap October Futures †	Short	09/2017	540	(658)	0	(59)
Henry Hub Natural Gas Swap October Futures †	Long	09/2018	36	(7)	0	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2018	36	(9)	0	0
Lead October Futures †	Long	10/2016	49	22	0	0
Live Cattle December Futures †	Short	12/2016	15	13	0	(3)
Live Cattle February Futures †	Long	02/2017	15	(10)	3	0
LLS (Argus) versus WTI Spread Calendar Swap August Futures †	Long	08/2016	73	5	4	0
LLS (Argus) versus WTI Spread Calendar Swap December Futures †	Long	12/2016	73	(6)	4	0
LLS (Argus) versus WTI Spread Calendar Swap July Futures †	Long	07/2016	73	14	4	0
LLS (Argus) versus WTI Spread Calendar Swap November Futures †	Long	11/2016	73	(6)	4	0
LLS (Argus) versus WTI Spread Calendar Swap October Futures †	Long	10/2016	73	(6)	4	0
LLS (Argus) versus WTI Spread Calendar Swap September Futures †	Long	09/2016	73	1	4	0
Mini MSCI Emerging Markets Index September Futures	Long	09/2016	119	133	54	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap April Futures †	Short	04/2017	25	(42)	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap August Futures †	Short	08/2017	25	(54)	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap December Futures †	Short	12/2017	25	(74)	4	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap February Futures †	Short	02/2017	25	(42)	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap January Futures †	Short	01/2017	25	(39)	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap July Futures †	Short	07/2017	25	(51)	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	25	(48)	2	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap March Futures †	Short	03/2017	25	(43)	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap May Futures †	Short	05/2017	25	(44)	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap November Futures †	Short	11/2017	25	(70)	4	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap October Futures †	Short	10/2017	25	(65)	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap September Futures †	Short	09/2017	25	(61)	3	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	Long	04/2017	25	57	0	(14)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	Long	08/2017	25	67	0	(13)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	Long	12/2017	25	91	0	(13)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap February Futures †	Long	02/2017	25	101	0	(15)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures †	Long	01/2017	25	108	0	(16)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	Long	07/2017	25	62	0	(14)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	92	(127)	50	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures †	Long	03/2017	142	250	0	(82)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	Long	05/2017	25	55	0	(14)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	Long	11/2017	25	85	0	(13)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	Long	10/2017	25	79	0	(13)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	Long	09/2017	25	73	0	(13)
Natural Gas April Futures †	Long	03/2017	779	3,477	312	0
Natural Gas April Futures †	Long	03/2018	165	391	21	0
Natural Gas December Futures †	Short	11/2016	144	(463)	0	(61)
Natural Gas January Futures †	Short	12/2016	648	(1,606)	0	(240)
Natural Gas June Futures †	Long	05/2017	264	176	108	0
Natural Gas March Futures †	Short	02/2017	505	(2,648)	0	(172)
Natural Gas March Futures †	Short	02/2018	54	(152)	0	(17)
Natural Gas May Futures †	Long	04/2017	110	130	44	0
Natural Gas October Futures †	Short	09/2016	98	(148)	0	(67)
Natural Gas October Futures †	Short	09/2017	111	(492)	0	(49)
Natural Gas September Futures †	Long	08/2016	128	64	95	0
New York Harbor ULSD August Futures †	Long	07/2016	74	(88)	0	(179)
New York Harbor ULSD Crack Spread April Futures †	Long	04/2017	27	(1)	0	(5)
New York Harbor ULSD Crack Spread December Futures †	Short	12/2017	27	7	8	0
New York Harbor ULSD Crack Spread June Futures †	Long	06/2017	27	2	0	(5)
New York Harbor ULSD Crack Spread May Futures †	Long	05/2017	27	(2)	0	(5)
New York Harbor ULSD Crack Spread November Futures †	Short	11/2017	27	11	7	0
New York Harbor ULSD Crack Spread October Futures †	Short	10/2017	27	15	7	0
New York Harbor ULSD December Futures †	Long	11/2016	59	27	0	(117)
New York Harbor ULSD October Futures †	Short	09/2016	35	51	75	0
New York Harbor ULSD September Futures †	Short	08/2016	59	14	135	0
Nickel October Futures †	Long	10/2016	30	1	0	0
Nikkei 225 Index September Futures	Long	09/2016	79	(161)	109	(8)
Platinum October Futures †	Long	10/2016	466	813	252	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	626	12	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	291	5	0	0

Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	626	(65)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	291	(17)	0	(2)
RBOB Gasoline April Futures †	Short	03/2017	21	42	73	0
RBOB Gasoline August Futures †	Short	07/2016	71	289	110	0
RBOB Gasoline December Futures †	Short	11/2016	95	(208)	101	0
RBOB Gasoline December Futures †	Short	11/2017	29	(73)	34	0
RBOB Gasoline June Futures †	Short	05/2017	40	75	60	0
RBOB Gasoline March Futures †	Long	02/2017	61	279	0	(121)
RBOB Gasoline November Futures †	Long	10/2016	45	(103)	0	(62)
RBOB Gasoline October Futures †	Short	09/2016	39	101	92	0
RBOB Gasoline September Futures †	Short	08/2016	27	102	44	0
Silver December Futures †	Short	12/2016	21	(221)	0	(23)
Soybean August Futures †	Short	08/2016	67	(8)	0	(113)
Soybean March Futures †	Long	03/2017	305	529	484	0
Soybean May Futures †	Long	05/2017	370	1,691	527	(5)
Soybean Meal August Futures †	Long	08/2016	139	66	131	0
Soybean Meal October Futures †	Short	10/2016	139	(48)	0	(145)
Soybean November Futures	Long	11/2016	1	2	2	0
Soybean November Futures †	Short	11/2016	529	(262)	0	(1,078)
Soybean Oil December Futures †	Short	12/2016	19	11	0	(7)
Soybean Oil March Futures †	Long	03/2017	19	(9)	7	0
Sugar No. 11 March Futures †	Long	02/2017	518	128	0	(342)
Sugar No. 11 October Futures	Long	09/2016	12	7	0	(9)
Sugar No. 11 October Futures †	Short	09/2016	459	(48)	350	0
U.S. Treasury 5-Year Note September Futures	Short	09/2016	535	(1,113)	0	(42)
U.S. Treasury 10-Year Note September Futures	Long	09/2016	11	41	0	(1)
U.S. Treasury 30-Year Bond September Futures	Short	09/2016	60	(300)	39	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2016	16	190	0	(15)
Wheat December Futures †	Short	12/2016	23	42	0	0
Wheat July Futures †	Short	07/2017	46	23	1	0
Wheat September Futures †	Short	09/2016	138	364	0	(7)
White Sugar August Futures †	Long	07/2016	16	142	0	(13)
White Sugar October Futures †	Long	09/2016	43	43	0	(30)
WTI Crude December Futures †	Short	11/2016	429	(123)	687	0
WTI Crude December Futures †	Short	11/2017	1,436	(9,476)	2,039	0
WTI Crude December Futures †	Short	11/2018	226	(111)	277	0
WTI Crude June Futures †	Short	05/2017	218	152	334	0
WTI Crude June Futures †	Short	05/2018	128	(65)	170	0
WTI Crude March Futures †	Long	02/2017	158	219	0	(250)
WTI Crude March Futures †	Long	02/2018	847	4,974	0	(1,152)
WTI Crude March Futures †	Long	02/2019	37	48	0	(46)
WTI Crude November Futures †	Short	10/2016	26	4	41	0
WTI Crude September Futures †	Long	08/2016	187	(143)	0	(294)
WTI Crude September Futures †	Long	08/2017	1,055	9,947	0	(1,561)
WTI Crude September Futures †	Long	08/2018	169	101	0	(220)
Zinc October Futures †	Long	10/2016	24	10	0	0

Total Futures Contracts				$3,697	$12,062	$(11,925)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-26 5-Year Index	(5.000)%	06/20/2021	$67,000	$(2,254)	$(1,051)	$0	$(308)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.567%	04/15/2018		$81,300	$(242)	$(48)	$0	$(34)
Pay	3-Month CAD-Bank Bill *	0.900	04/17/2018	CAD	21,200	9	3	1	0
Pay	3-Month CAD-Bank Bill *	2.250	06/16/2026		12,800	272	166	10	0
Receive	3-Month USD-LIBOR †	0.680	09/14/2016		$4,100	(7)	(7)	0	0
Receive	3-Month USD-LIBOR *	0.996	04/05/2018		16,300	(37)	(37)	0	(3)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		15,300	(714)	(341)	0	(1)
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		136,600	(6,769)	(6,401)	276	0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		21,100	(702)	(635)	43	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		13,250	(374)	(324)	27	0
Receive	3-Month USD-LIBOR *	2.300	04/21/2026		7,800	(179)	(146)	16	0
Receive	3-Month USD-LIBOR *	2.300	04/27/2026		9,100	(207)	(172)	19	0
Pay	3-Month USD-LIBOR *	2.100	05/20/2026		410	5	5	0	(1)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		2,600	(212)	(117)	6	0
Receive	3-Month USD-LIBOR *†	1.750	12/21/2026		26,300	(704)	(205)	62	0
Pay	6-Month AUD-BBR-BBSW *	2.750	06/17/2026	AUD	5,600	67	72	4	0
Pay	6-Month EUR-EURIBOR *	1.100	05/20/2026	EUR	20	0	0	0	0
Receive	6-Month GBP-LIBOR *	1.250	09/21/2021	GBP	4,600	(186)	(139)	0	(6)
Receive	6-Month GBP-LIBOR *	1.900	05/18/2026		7,760	(260)	(221)	1	(3)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		2,340	(427)	(388)	0	(16)
Receive	6-Month JPY-LIBOR *	0.300	05/25/2026	JPY	260,000	(32)	(27)	0	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		300,000	(1,167)	(450)	67	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022	MXN	12,000	3	1	3	0
Pay	28-Day MXN-TIIE *	5.910	11/25/2022		16,400	10	10	5	0

						$(11,853)	$(9,401)	$540	$(64)

Total Swap Agreements						$(14,107)	$(10,452)	$540	$(372)

*	This security has a forward starting effective date.
(4)	Unsettled variation margin asset of $12 for closed futures and unsettled variation margin liability of $(12) for closed swap agreements is outstanding at period end.

(k)	Securities with an aggregate market value of $6,041 have been pledged as collateral as of June 30, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(l)	Securities with an aggregate market value of $28,189 and cash of $4,238 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(m)	Financial Derivative Instruments: Over The Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016			$44,991	EUR	40,827	$316	$0
	07/2016			6,349	GBP	4,772	4	0
	07/2016			10,396	NZD	14,702	102	0
	08/2016		EUR	40,827		$45,040	0	(315)
	08/2016		GBP	4,772		6,351	0	(3)
	08/2016		NZD	14,702		10,381	0	(101)
	08/2016	†		$1,205	EUR	1,087	3	0
	08/2016			4,299	TWD	139,255	32	0
	10/2016		BRL	5,100		$1,294	0	(251)
	01/2017		CNH	6,923		1,003	0	(27)
BPS	07/2016		BRL	14,504		4,256	0	(259)
	07/2016		EUR	1,202		1,350	16	0
	07/2016		GBP	5,684		8,346	779	0
	07/2016		JPY	168,912		1,533	0	(103)
	07/2016			$4,519	BRL	14,504	0	(4)
	08/2016	†	GBP	78		$114	10	0
	08/2016		JPY	43,000		419	3	0
	08/2016			$4,223	BRL	14,504	253	0
	08/2016			783	CLP	530,498	16	0
	08/2016	†		1,293	EUR	1,172	9	0
	10/2016		BRL	19,300		$5,126	0	(719)
	10/2016			$474	PEN	1,610	10	0
	01/2017		BRL	6,300		$1,451	0	(407)
	01/2017		DKK	7,676		1,175	21	0
BRC	07/2016			$9,231	EUR	8,346	31	0
	08/2016		EUR	8,346		$9,240	0	(31)
CBK	07/2016		JPY	68,700		642	0	(23)
	07/2016			$12,848	EUR	11,366	0	(234)
	08/2016		AUD	1,372		$1,003	0	(19)
	08/2016	†	EUR	1,991		2,268	55	0
	08/2016	†	GBP	1,116		1,610	124	0
	08/2016		HUF	333,120		1,208	37	0
	08/2016		MXN	777		42	0	(1)
	08/2016		PLN	15,612		4,080	126	0
	08/2016	†		$4,664	CAD	6,033	6	0
	08/2016	†		951	EUR	844	0	(13)
	08/2016			4,348	MXN	78,920	6	(58)
	08/2016			4,277	PLN	16,415	0	(120)
	08/2016			4,136	SGD	5,616	32	0
	10/2016		BRL	2,400		$581	0	(145)
DUB	07/2016			$803	ILS	3,026	0	(19)
	08/2016			728	PHP	34,204	0	(4)
	01/2017		BRL	7,800		$1,803	0	(497)
	04/2017		DKK	4,190		634	2	0
GLM	07/2016		EUR	78,115		87,015	350	(23)
	07/2016			$5,831	EUR	5,140	0	(127)
	08/2016		KRW	1,302,514		$1,134	5	0
	08/2016	†		$7,123	EUR	6,235	0	(194)
	08/2016			3,983	KRW	4,616,158	18	0
	08/2016			3,684	THB	130,243	19	0
	10/2016		BRL	59,900		$14,938	0	(3,204)
	01/2017			17,300		4,047	0	(1,055)
HUS	07/2016			2,200		588	0	(97)
	07/2016			$685	BRL	2,200	0	(1)
	07/2016			2,017	RUB	136,546	113	0
	08/2016		HKD	18,888		$2,436	0	0
	08/2016		TWD	37,945		1,187	7	0
	08/2016			$9,727	INR	661,241	0	(8)
JPM	07/2016		BRL	37,404		$10,734	4	(914)
	07/2016		CAD	6,019		4,590	0	(68)
	07/2016		GBP	1,862		2,647	168	0
	07/2016		NZD	8,539		5,749	0	(349)
	07/2016			$10,287	BRL	37,404	1,357	0
	07/2016			4,411	EUR	3,915	0	(67)
	07/2016			3,596	GBP	2,541	8	(222)
	07/2016			1,986	TRY	5,879	45	0
	08/2016	†	EUR	1,915		$2,159	31	0
	08/2016		INR	336,343		4,942	0	(2)
	08/2016		MXN	199,196		10,999	157	0
	08/2016	†		$827	EUR	734	0	(12)
	08/2016			1,172	HUF	323,898	0	(34)
	08/2016			9,585	INR	648,306	0	(56)
	10/2016		BRL	47,100		$11,218	0	(3,047)
	01/2017			16,200		3,811	0	(967)
	01/2017		CNH	8,720		1,257	0	(40)
	01/2017			$4,398	CNH	30,105	81	0
MSB	07/2016			4,195	CZK	99,587	0	(110)
	08/2016		INR	231,363		$3,401	0	0
NAB	07/2016		NZD	6,163		4,140	0	(261)
	07/2016			$19,993	EUR	18,069	59	0
	08/2016		EUR	18,069		$20,016	0	(57)
SCX	07/2016			$2,332	JPY	237,612	0	(31)
	08/2016		JPY	237,612		$2,334	31	0
	10/2016		CNH	17,263		2,644	66	0
	01/2017			26,727		3,888	0	(88)
SOG	07/2016		CZK	42,181		1,778	48	0
	07/2016			$4,609	CAD	6,019	50	0
	08/2016		CAD	6,019		$4,609	0	(50)
	08/2016	†	EUR	2,295		2,561	11	0
	08/2016			$1,085	ZAR	16,715	42	0
UAG	07/2016		EUR	8,346		$9,199	0	(63)
	08/2016		CNH	36,812		5,625	111	0
	08/2016	†	EUR	312		346	0	(1)
	08/2016			$2,307	HUF	627,446	0	(101)
	08/2016			392	IDR	5,305,693	8	0
	08/2016			1,867	MYR	7,594	37	0

Total Forward Foreign Currency Contracts							$4,819	$(14,602)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 1,957.950	10Y USD CMS 2.643	11/18/2016		$9,000	$224	$0
JPM	Put - OTC EURO STOXX 50 Index D&I @ 2,900.000	EURUSD 1.09	11/18/2016	EUR	5,000	141	191
SOG	Put - OTC S&P 500 Index U&I @ 1,957.190	10Y USD CMS 2.016	05/09/2017		$4,000	85	31

						$450	$222

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC USD versus JPY	JPY 111.500	07/07/2016		$2,070	$13	$0
FBF	Call - OTC USD versus JPY	111.500	07/07/2016		2,860	31	0

						$44	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016		$160,700	$55	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/11/2016		211,200	34	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		92,200	80	7
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016		8,700	71	71
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.780	07/21/2016		15,200	33	2
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		3,700	371	456
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		3,700	371	302
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018		7,900	539	284
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	12/05/2016		11,600	85	2
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016		116,100	36	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		283,700	92	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		175,300	156	14
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	08/08/2016		343,600	120	2
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.300	11/14/2016	JPY	1,170,000	47	26
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		$257,200	89	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016		11,600	98	90
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018		5,300	487	270
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018		1,600	160	84
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018		1,600	168	88
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019		4,500	424	274
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100	09/28/2016		36,700	125	114
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		2,200	220	271
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		2,200	220	180

								$4,081	$2,537

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor	1.600%	3-Month USD-LIBOR	12/06/2019	$43,700	$612	$719
NGF	Call - OTC 2-Year Interest Rate Floor	1.600	3-Month USD-LIBOR	12/06/2019	44,300	616	729

						$1,228	$1,448

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC Brent Crude Spread December Futures †	$60.000	12/31/2016	$45	$111	$90
JPM	Call - OTC Brent Crude Spread December Futures †	60.000	12/31/2016	111	254	222

					$365	$312

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
JPM	Call - OTC Nikkei 225 Index	16,500.000	08/12/2016	JPY	39	$244	$72

Total Purchased Options						$6,412	$4,591

Written Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC EURO STOXX 50 Index D&I @ 2,600.000	EURUSD 1.08	11/18/2016	EUR	5,000	$(56)	$(69)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250%	09/21/2016	EUR	4,700	$(16)	$(7)
JPM	Call - OTC CDX.IG-26 5-Year Index	Buy	0.750	07/20/2016		$45,700	(39)	(33)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.000	07/20/2016		45,700	(56)	(7)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.200	09/21/2016		4,700	(7)	(3)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.700	07/20/2016	EUR	19,000	(25)	(7)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	07/20/2016		19,000	(30)	(14)

							$(173)	$(71)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC EUR versus USD		$1.140	07/01/2016	EUR	4,470	$(16)	$0
	Put - OTC USD versus JPY	JPY	101.200	09/15/2016		$5,830	(60)	(93)
DUB	Put - OTC USD versus JPY		104.800	07/07/2016		2,070	(15)	(33)
FBF	Put - OTC USD versus JPY		104.800	07/07/2016		2,860	(12)	(46)
JPM	Call - OTC EUR versus USD		$1.165	09/15/2016	EUR	4,890	(43)	(16)
	Call - OTC USD versus MXN	MXN	19.000	08/11/2016		$13,020	(147)	(118)
MSB	Put - OTC EUR versus USD		$1.085	08/03/2016	EUR	12,390	(56)	(56)

							$(349)	$(362)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018		$200	$(2)	$(1)
GLM	Cap - OTC CPALEMU Index	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	1,900	(87)	(14)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$700	(5)	0
	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		5,400	(14)	32
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		5,400	(14)	0
	Floor - OTC YOY CPURNSA Index	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		7,200	(81)	(69)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		3,200	(59)	(37)

							$(262)	$(89)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.400%	07/21/2016	$14,900	$(19)	$(1)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.850	07/25/2016	8,900	(14)	(42)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.250	07/25/2016	8,900	(14)	(2)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770	12/21/2016	17,400	(71)	(71)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.230	07/21/2016	3,000	(14)	(2)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/23/2018	39,500	(556)	(259)
FBF	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016	11,600	(92)	(317)
GLM	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.850	07/18/2016	12,200	(39)	(50)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016	23,200	(99)	(88)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	24,600	(488)	(220)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	7,500	(161)	(71)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	7,500	(169)	(74)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	21,300	(427)	(240)
NGF	Call - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	0.890	09/28/2016	73,400	(129)	(112)

							$(2,292)	$(1,549)

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor	0.943%	3-Month USD-LIBOR	12/06/2019	$87,400	$(612)	$(688)
NGF	Call - OTC 2-Year Interest Rate Floor	0.943	3-Month USD-LIBOR	12/06/2019	88,600	(616)	(698)

						$(1,228)	$(1,386)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC Gasoline December Futures †	$165.000	12/31/2016	$19	$(132)	$(83)
	Call - OTC Platgold Spread July Future †	230.000	07/15/2016	2	(22)	(1)
	Put - OTC Platgold Spread July Future †	330.000	07/15/2016	2	(22)	(7)
JPM	Call - OTC Gasoline December Futures †	165.000	12/31/2016	47	(308)	(203)

					$(484)	$(294)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Call - OTC SPGCENP Index †	0.702	09/16/2016		$4,090	$(16)	$0
	Call - OTC SPGCEP Index †	1.495	08/18/2016		7,500	(26)	0
	Call - OTC SPGCICP Index †	0.729	08/04/2016		13,290	(52)	0
	Call - OTC SPGCIP Index †	0.760	08/18/2016		8,700	(35)	0
	Call - OTC SPGCNGP Index †	1.742	08/04/2016		2,210	(4)	0
	Call - OTC SPGCNP Index †	1.681	08/18/2016		5,000	(9)	0
JPM	Put - OTC Nikkei 225 Index	15,500.000	08/12/2016	JPY	39	(144)	(197)
	Call - OTC Nikkei 225 Index	17,500.000	08/12/2016		39	(78)	(17)

						$(364)	$(214)

Total Written Options						$(5,208)	$(4,034)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	EURMARGIN 1Q17 †	$4.800	03/31/2017	48,000	$0	$(21)	$0	$(21)
	Receive	EURMARGIN 2Q3Q16 †	6.630	09/30/2016	198,000	275	(403)	0	(128)
	Receive	EURMARGIN 3Q16 †	6.090	09/30/2016	21,000	0	(5)	0	(5)
	Receive	EURMARGIN 4Q16 †	4.850	12/31/2016	300,000	(23)	(171)	0	(194)
	Receive	EURMARGIN CAL16 †	6.400	12/31/2016	181,800	(31)	(183)	0	(214)
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	213,600	(26)	(137)	0	(163)
	Receive	EURSIMP 2H16 †	1.240	12/31/2016	198,000	(77)	36	0	(41)
	Pay	GOLDLNPM Index †	1,103.500	09/14/2016	3,700	(66)	(740)	0	(806)
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	96,000	0	(99)	0	(99)
	Receive	OREXIO 4Q16 †	49.500	12/31/2016	10,500	(62)	45	0	(17)
	Receive	PLATGOLD Index †	338.750	01/06/2017	1,900	0	71	71	0
	Receive	PLTMLNPM Index †	960.100	09/14/2016	3,700	36	198	234	0
GST	Receive	EURMARGIN CAL16 †	5.700	12/31/2016	27,000	0	(13)	0	(13)
	Pay	GOLDLNPM Index †	1,102.000	07/11/2016	700	0	(151)	0	(151)
	Pay	GOLDLNPM Index †	1,088.660	01/06/2017	2,000	0	(477)	0	(477)
	Receive	OREXIO 4Q16 †	35.500	12/31/2016	26,400	80	246	326	0
	Receive	PLTMLNPM Index †	860.470	07/11/2016	700	0	113	113	0
	Receive	PLTMLNPM Index †	881.030	01/06/2017	2,000	0	290	290	0
	Pay	WZYW Index †	83.000	11/23/2016	7,800	0	37	37	0
JPM	Receive	EURMARGIN 1Q17 †	4.750	03/31/2017	18,000	0	(7)	0	(7)
	Receive	EURMARGIN 2Q3Q16 †	7.690	09/30/2016	111,000	0	(192)	0	(192)
	Receive	EURMARGIN 4Q16 †	3.700	12/31/2016	105,000	43	9	52	0
	Receive	EURMARGIN CAL16 †	6.500	12/31/2016	6,000	(5)	(3)	0	(8)
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	67,200	0	(51)	0	(51)
	Receive	EURSIMP CAL17 †	0.770	12/31/2017	120,000	1	(18)	0	(17)
	Receive	NAPGASFO CAL17 †	15.900	12/31/2017	24,000	0	(20)	0	(20)
	Receive	OREXIO 4Q16 †	42.800	12/31/2016	21,000	0	106	106	0
MAC	Pay	Aluminum September Futures †	1,603.000	09/19/2016	325	0	(16)	0	(16)
	Receive	CUAC 4Q16 †	36.250	12/30/2016	3,570,000	(23)	432	409	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	168,000	(110)	(63)	0	(173)
	Pay	Zinc September Futures †	1,981.000	09/19/2016	325	0	(41)	0	(41)
MYC	Receive	EURMARGIN 1Q17 †	4.660	03/31/2017	72,000	0	(21)	0	(21)
	Receive	EURMARGIN CAL17 †	5.550	12/31/2017	132,000	0	(62)	0	(62)
	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	133,200	0	(92)	0	(92)
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	103,200	0	(74)	0	(74)
	Receive	EURMARGIN CAL17 †	5.900	12/31/2017	48,000	0	(39)	0	(39)

						$12	$(1,516)	$1,638	$(3,142)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
FBF	Altria Group, Inc.	(1.000)%	06/20/2021	0.323%	$1,000	$(34)	$1	$0	$(33)

Credit Default Swaps on Corporate Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.339%	EUR	100	$(1)	$1	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
GST	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$500	$(16)	$3	$0	$(13)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	2,600	(121)	24	0	(97)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	2,300	(142)	25	0	(117)

					$(279)	$52	$0	$(227)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	1.565%	06/07/2018		$1,500	$0	$(1)	$0	$(1)
	Receive	3-Month USD-CPURNSA Index	1.493	06/30/2021		5,600	0	26	26	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		300	0	(5)	0	(5)
BPS	Pay	1-Month GBP-UKRPI	3.100	06/15/2031	GBP	400	(1)	(2)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	100	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		4,400	0	(15)	0	(15)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		400	0	(3)	0	(3)
	Receive	3-Month USD-CPURNSA Index	1.560	11/05/2016		$22,400	0	(372)	0	(372)
CBK	Pay	3-Month EUR-EXT-CPI Index	0.830	05/15/2018	EUR	5,300	0	(5)	0	(5)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		100	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		10,070	0	(36)	0	(36)
	Receive	3-Month EUR-EXT-CPI Index	0.875	05/15/2021		4,000	0	(23)	0	(23)
	Pay	3-Month EUR-EXT-CPI Index	1.178	05/15/2026		900	0	16	16	0
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		500	(1)	(3)	0	(4)
DUB	Pay	1-Month GBP-UKRPI	3.363	08/15/2030	GBP	11,700	0	1,139	1,139	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030		13,100	194	697	891	0
	Pay	1-Month GBP-UKRPI	3.100	06/15/2031		4,300	0	(31)	0	(31)
	Receive	3-Month EUR-EXT-CPI Index	0.320	08/15/2017	EUR	3,300	0	(7)	0	(7)
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017		100	0	(1)	0	(1)
	Pay	3-Month EUR-EXT-CPI Index	0.830	05/15/2018		4,200	0	(4)	0	(4)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		100	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		200	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.875	05/15/2021		3,200	0	(18)	0	(18)
	Pay	3-Month EUR-EXT-CPI Index	1.178	05/15/2026		800	0	14	14	0
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		400	(1)	(2)	0	(3)
FBF	Receive	3-Month EUR-EXT-CPI Index	0.615	09/15/2018		100	0	(1)	0	(1)
GLM	Receive	1-Month GBP-UKRPI	3.145	05/15/2046	GBP	780	14	(24)	0	(10)
	Receive	1-Month GBP-UKRPI	3.120	06/15/2046		1,600	0	29	29	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	300	0	(3)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		500	0	(4)	0	(4)
JPM	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017		100	0	(1)	0	(1)
MYC	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		4,210	0	(15)	0	(15)
	Receive	3-Month USD-CPURNSA Index	1.533	11/07/2016		$3,400	0	(54)	0	(54)
RYL	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		2,000	4	(116)	0	(112)
UAG	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017	EUR	200	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		600	0	(5)	0	(5)

							$209	$1,164	$2,115	$(742)

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	BCOMTR Index †	34,703	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	$6,195	$0	$(26)	$0	$(26)
	Receive	DWRTFT Index	217	1-Month USD-LIBOR plus a specified spread	04/06/2017	1,995	0	121	121	0
BPS	Receive	BCOMF1T Index †	142,304	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	49,308	0	264	264	0
	Pay	BCOMTR Index †	134,153	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	23,949	0	(100)	0	(100)
	Pay	SPGCINP Index †	12,397	(0.050)%	08/15/2016	1,799	0	(62)	0	(62)
CBK	Receive	BCOMF1T Index †	1,036	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	359	0	2	2	0
	Pay	BCOMF2 Index †	311,184	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	60,806	0	(329)	0	(329)
	Pay	BCOMF3 Index †	299,447	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	60,793	0	(347)	0	(347)
	Receive	BCOMTR Index †	44,724	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	7,984	0	33	33	0
	Receive	BCOMTR211A Index †	242,779	0.170%	08/15/2016	61,307	0	297	297	0
	Receive	BCOMTR311A Index †	219,174	0.170%	08/15/2016	61,258	0	303	303	0
	Receive	BCOMTREXW Index †	136,255	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	11,973	0	44	44	0
FBF	Receive	DWRTFT Index	1,411	1-Month USD-LIBOR plus a specified spread	11/15/2016	13,111	0	650	650	0
GLM	Receive	BCOMF1T Index †	12,247	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	4,244	0	23	23	0
	Receive	BCOMGC Index †	429,476	0.070%	08/15/2016	68,763	0	1,722	1,722	0
	Pay	BCOMTR Index †	32,759	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	5,848	0	(66)	0	(66)
	Pay	SPGCINP Index †	9,341	(0.050)%	08/15/2016	1,356	0	(46)	0	(46)
JPM	Receive	BCOMF1T Index †	421,176	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	145,936	0	782	782	0
	Pay	BCOMTR Index †	54,762	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	9,776	0	(41)	0	(41)
	Receive	JMABDEWE Index †	12,815	0.300%	08/15/2016	12,513	0	621	621	0
	Receive	JMABFNJ1 Index †	256,827	0.700%	08/15/2016	25,942	0	293	293	0
	Receive	JMABNICP Index †	60,939	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	28,027	0	526	526	0
MAC	Receive	BCOMTR Index †	4,027	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	719	0	3	3	0

							$0	$4,667	$5,684	$(1,017)

(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	SPGCCLP Index (8)†	8.851%	06/16/2017	$784	$0	$63	$63	$0
BPS	Pay	NYMEX Natural Gas August Futures (8)†	15.288	07/26/2016	415	0	(6)	0	(6)
	Pay	NYMEX Natural Gas August Futures (8)†	16.120	07/26/2016	404	0	(1)	0	(1)
GST	Pay	GOLDLNPM Index (8)†	3.901	05/04/2017	5,400	0	15	15	0
	Pay	GOLDLNPM Index (8)†	4.000	05/08/2017	3,200	0	12	12	0
	Pay	GOLDLNPM Index (8)†	7.784	03/24/2020	5,735	0	122	122	0
	Pay	GOLDLNPM Index (8)†	7.840	04/06/2020	3,036	0	65	65	0
	Pay	GOLDLNPM Index (8)†	6.250	04/08/2020	4,350	0	26	26	0
	Pay	GOLDLNPM Index (8)†	7.840	04/09/2020	3,036	0	65	65	0
	Pay	GOLDLNPM Index (8)†	7.896	04/14/2020	2,025	0	44	44	0
	Pay	GOLDLNPM Index (8)†	6.250	04/16/2020	16,050	0	92	92	0
	Pay	GOLDLNPM Index (8)†	8.585	04/27/2020	2,389	0	68	68	0
	Pay	GOLDLNPM Index (8)†	8.703	04/28/2020	2,373	0	70	70	0
	Pay	GOLDLNPM Index (8)†	7.563	01/07/2021	4,000	0	47	47	0
	Pay	LME Copper December Futures (8)†	5.244	12/07/2016	1,448	0	1	1	0
	Pay	SPGCCLP Index (8)†	12.076	06/16/2017	784	0	(38)	0	(38)
JPM	Pay	GOLDLNPM Index (8)†	10.890	04/29/2020	8,939	0	455	455	0
	Pay	GOLDLNPM Index (8)†	11.156	05/07/2020	3,742	0	199	199	0
	Pay	GOLDLNPM Index (8)†	9.000	07/24/2020	5,267	0	157	157	0
	Pay	NYMEX Natural Gas August Futures (8)†	16.000	07/26/2016	808	0	(2)	0	(2)
	Pay	Sugar No. 11 October Futures (8)†	12.603	07/25/2016	911	0	(36)	0	(36)
MAC	Pay	LME Copper October Futures (8)†	5.221	10/05/2016	1,448	0	4	4	0
	Pay	Sugar No. 11 October Futures (8)†	12.960	09/15/2016	902	0	(12)	0	(12)
SOG	Pay	Nikkei 225 Index (8)	0.000	12/09/2016	5,102,167	0	389	389	0

						$0	$1,799	$1,894	$(95)

Total Swap Agreements						$(93)	$6,168	$11,331	$(5,256)

(8)	Variance Swap

(n)	Securities with an aggregate market value of $11,363 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$85,736	$0	$85,736
Industrials	0	21,662	0	21,662
Utilities	0	1,933	0	1,933
Municipal Bonds & Notes
West Virginia	0	167	0	167
U.S. Government Agencies	0	66,559	0	66,559
U.S. Treasury Obligations	0	662,499	0	662,499
Non-Agency Mortgage-Backed Securities	0	28,252	0	28,252
Asset-Backed Securities	0	39,837	0	39,837
Sovereign Issues	0	97,625	0	97,625
Common Stocks
Consumer Discretionary	3,639	0	0	3,639
Energy	984	0	0	984
Financials	856	0	0	856
Health Care	800	0	0	800
Industrials	1,230	0	0	1,230
Information Technology	1,912	0	0	1,912
Materials	972	0	0	972
Utilities	108	0	0	108
Exchange-Traded Funds	18,261	0	0	18,261
Real Estate Investment Trusts
Financials	80,031	0	0	80,031
Short-Term Instruments
Repurchase Agreements	0	62,856	0	62,856
U.S. Treasury Bills	0	9,453	0	9,453
	$108,793	$1,076,579	$0	$1,185,372

Investments in Affiliates, at Value
Mutual Funds	108,329	0	0	108,329
Short-Term Instruments
Central Funds Used for Cash Management Purposes	33,234	0	0	33,234

	$141,563	$0	$0	$141,563

Total Investments	$250,356	$1,076,579	$0	$1,326,935

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,288)	$0	$(4,288)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16,318	540	0	16,858
Over the counter	0	19,818	923	20,741
	$16,318	$20,358	$923	$37,599

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(15,525)	(423)	0	(15,948)
Over the counter	0	(23,529)	(363)	(23,892)

	$(15,525)	$(23,952)	$(363)	$(39,840)

Totals	$251,149	$1,068,697	$560	$1,320,406

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.5%
BANK LOAN OBLIGATIONS 5.8%
AABS Ltd.
4.875% due 01/10/2038	$11,982	$11,740
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023	47,393	47,448
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (g)	17,900	17,989
Charter Communications Operating LLC
3.000% due 07/01/2020	9,755	9,711
3.000% due 01/04/2021	6,390	6,358
3.250% - 3.500% due 08/24/2021	6,933	6,918
CPG International, Inc.
4.750% due 09/30/2020	8,990	8,877
Dell International LLC
4.000% due 04/29/2020	199	199
Dell, Inc.
3.750% due 10/29/2018	973	974
Delos Finance SARL
3.500% due 03/06/2021	38,100	38,100
Delta Air Lines, Inc.
2.531% due 09/30/2019 (g)	24,217	23,823
2.632% due 05/09/2019 (g)	5,283	5,243
Endo Luxembourg Finance Co. SARL
3.750% due 09/26/2022	2,438	2,404
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	88,738	88,710
Hail Corp.
TBD% due 07/15/2041	13,000	13,070
HCA, Inc.
3.710% due 03/17/2023	11,072	11,127
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	23,824	23,868
Las Vegas Sands LLC
3.250% due 12/19/2020	100,286	100,317
Maxim Crane Works LP
10.250% due 11/26/2018	6,400	6,395
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (g)	14,611	14,459
5.860% - 6.110% due 06/24/2021 (g)	10,149	9,926
NXP B.V.
3.750% due 12/07/2020	8,187	8,214
Pennon Group PLC
5.125% due 12/15/2020	4,865	4,808
Rise Ltd.
4.750% due 01/31/2021 (g)	8,686	8,603
RPI Finance Trust
3.500% due 11/09/2020	14,224	14,245
T-Mobile USA, Inc.
3.500% due 11/09/2022	9,353	9,395
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016	13,150	13,144
Valeant Pharmaceuticals International, Inc.
4.750% due 08/05/2020	7,971	7,744
5.000% due 04/01/2022	4,991	4,860
Westmoreland Coal Co.
7.500% due 12/16/2020	1,308	1,004
Yum! Brands, Inc.
3.192% due 06/16/2023	3,400	3,412

Total Bank Loan Obligations (Cost $523,153)		523,085

CORPORATE BONDS & NOTES 69.1%
BANKING & FINANCE 35.8%
ABN AMRO Bank NV
2.450% due 06/04/2020	2,200	2,252
4.750% due 07/28/2025	4,000	4,168
4.800% due 04/18/2026	3,000	3,127
6.250% due 09/13/2022	9,475	9,883
AerCap Ireland Capital Ltd.
4.500% due 05/15/2021	4,100	4,211
4.625% due 10/30/2020	8,500	8,844
5.000% due 10/01/2021	5,700	5,942
Air Lease Corp.
3.375% due 06/01/2021	8,000	8,212

Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023		5,000	5,199
4.300% due 01/15/2026		12,535	13,328
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,121
Alpha Star Holding Ltd.
4.970% due 04/09/2019 (i)		4,000	3,791
American Campus Communities Operating Partnership LP
3.350% due 10/01/2020		800	832
American Express Co.
4.900% due 03/15/2020 (f)		1,875	1,786
American International Group, Inc.
3.300% due 03/01/2021		10,700	11,166
3.750% due 07/10/2025		4,200	4,291
3.900% due 04/01/2026		3,500	3,616
4.375% due 01/15/2055		4,000	3,718
4.500% due 07/16/2044		9,300	9,039
4.875% due 06/01/2022		1,400	1,562
American Tower Corp.
3.500% due 01/31/2023		700	725
4.000% due 06/01/2025		21,500	22,917
4.400% due 02/15/2026		1,581	1,721
5.900% due 11/01/2021		3,202	3,731
AvalonBay Communities, Inc.
3.500% due 11/15/2024		18,945	20,038
4.200% due 12/15/2023		1,000	1,103
Aviation Capital Group Corp.
4.625% due 01/31/2018		11,600	11,846
7.125% due 10/15/2020		10,050	11,419
Aviation Loan Trust
2.763% due 12/15/2022		3,767	3,430
Banco de Credito e Inversiones
3.000% due 09/13/2017		600	608
Banco do Brasil S.A.
6.250% due 04/15/2024 (f)		2,900	1,805
9.000% due 06/18/2024 (f)		5,393	4,207
Banco Santander Chile
1.529% due 04/11/2017		2,850	2,854
Bancolombia S.A.
5.950% due 06/03/2021		2,000	2,192
Bank of America Corp.
0.000% due 01/04/2017 (d)		35,000	34,750
2.053% due 04/19/2021		8,200	8,314
2.600% due 01/15/2019		9,934	10,171
2.625% due 10/19/2020		6,300	6,407
3.300% due 01/11/2023		1,125	1,160
3.875% due 08/01/2025		14,000	14,929
4.000% due 04/01/2024		15,800	16,899
4.057% due 10/21/2025	MXN	50,000	2,967
4.100% due 07/24/2023		$3,379	3,627
4.125% due 01/22/2024		2,800	3,021
5.650% due 05/01/2018		21,045	22,563
5.750% due 08/15/2016		500	502
5.750% due 12/01/2017		2,075	2,197
6.000% due 09/01/2017		25,630	26,953
6.400% due 08/28/2017		15,528	16,389
6.875% due 04/25/2018		53,892	58,862
Bank of America N.A.
1.052% due 05/08/2017		10,000	10,009
5.300% due 03/15/2017		2,084	2,140
6.100% due 06/15/2017		6,510	6,790
Bank of New York Mellon Corp.
3.000% due 02/24/2025		7,000	7,351
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.068% due 03/10/2017		5,000	5,002
2.300% due 03/05/2020		19,600	19,921
2.850% due 09/08/2021		14,450	14,899
Barclays Bank PLC
7.625% due 11/21/2022		29,860	32,193
14.000% due 06/15/2019 (f)	GBP	400	647
Barclays PLC
3.650% due 03/16/2025		$1,000	965
4.375% due 01/12/2026		37,065	37,552
5.200% due 05/12/2026		2,700	2,739
5.250% due 08/17/2045		2,500	2,631
Bear Stearns Cos. LLC
6.400% due 10/02/2017		11,500	12,220
7.250% due 02/01/2018		38,710	42,207
BGC Partners, Inc.
5.125% due 05/27/2021		21,000	21,406
5.375% due 12/09/2019		13,550	14,283
Blackstone CQP Holdco LP
9.296% due 03/19/2019		44,631	44,631
Blackstone Holdings Finance Co. LLC
4.450% due 07/15/2045		3,700	3,746
5.000% due 06/15/2044		4,000	4,352

BNP Paribas S.A.
7.375% due 08/19/2025 (f)		18,100	17,743
7.625% due 03/30/2021 (f)		11,400	11,428
Boston Properties LP
3.650% due 02/01/2026		8,100	8,654
BPCE S.A.
4.500% due 03/15/2025		17,700	17,731
4.625% due 07/11/2024		3,650	3,666
5.150% due 07/21/2024		7,300	7,612
5.700% due 10/22/2023		1,700	1,830
Brixmor Operating Partnership LP
3.850% due 02/01/2025		3,725	3,754
4.125% due 06/15/2026		5,400	5,556
Cantor Fitzgerald LP
6.500% due 06/17/2022		350	370
7.875% due 10/15/2019		26,675	29,981
Chubb INA Holdings, Inc.
2.300% due 11/03/2020		700	720
3.350% due 05/03/2026		7,000	7,465
Citigroup, Inc.
1.587% due 06/07/2019		30,000	30,062
2.050% due 12/07/2018		9,200	9,279
2.650% due 10/26/2020		8,200	8,354
3.400% due 05/01/2026		2,200	2,262
3.700% due 01/12/2026		17,600	18,574
5.875% due 03/27/2020 (f)		3,014	2,897
5.950% due 05/15/2025 (f)		10,200	9,983
6.125% due 11/15/2020 (f)		52	53
6.250% due 08/15/2026 (f)		9,400	9,694
6.300% due 05/15/2024 (f)		12,200	12,153
8.125% due 07/15/2039		2,786	4,361
CME Group, Inc.
3.000% due 03/15/2025		3,400	3,557
5.300% due 09/15/2043		6,400	8,202
CoBank ACB
6.250% due 10/01/2026 (f)		9,300	9,833
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		6,700	7,109
Cooperatieve Rabobank UA
2.500% due 01/19/2021		15,650	16,058
3.375% due 05/21/2025		15,700	16,430
3.875% due 02/08/2022		2,000	2,175
5.250% due 08/04/2045		3,700	4,147
6.875% due 03/19/2020	EUR	15,300	19,911
8.375% due 07/26/2016 (f)		$3,500	3,519
8.400% due 06/29/2017 (f)		3,800	3,985
Corporate Office Properties LP
5.000% due 07/01/2025		13,800	14,580
Countrywide Capital
8.050% due 06/15/2027		12,000	15,251
Credit Agricole S.A.
1.826% due 07/01/2021		4,000	3,997
6.500% due 06/23/2021 (f)	EUR	4,000	4,192
7.875% due 01/23/2024 (f)		$11,900	11,424
8.125% due 12/23/2025 (f)		10,500	10,482
8.125% due 09/19/2033		9,000	9,675
Credit Suisse AG
6.500% due 08/08/2023		39,855	41,858
Credit Suisse Group AG
7.500% due 12/11/2023 (f)		1,100	1,111
Credit Suisse Group Funding Guernsey Ltd.
2.923% due 04/16/2021		23,900	24,112
3.125% due 12/10/2020		1,750	1,749
3.750% due 03/26/2025		6,400	6,278
3.800% due 09/15/2022		25,600	25,749
3.800% due 06/09/2023		12,600	12,594
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		20,050	20,150
Crown Castle International Corp.
3.400% due 02/15/2021		400	418
3.700% due 06/15/2026		1,200	1,238
4.450% due 02/15/2026		4,300	4,680
4.875% due 04/15/2022		5,000	5,504
5.250% due 01/15/2023		15,253	17,176
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (f)		7,000	7,017
Digital Realty Trust LP
3.400% due 10/01/2020		9,100	9,469
4.750% due 10/01/2025		500	538
DNB Bank ASA
2.375% due 06/02/2021		11,400	11,582
Doctors Co.
6.500% due 10/15/2023		12,300	13,762
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		4,550	4,670

Education Realty Operating Partnership LP
4.600% due 12/01/2024		6,200	6,378
EPR Properties
4.500% due 04/01/2025		3,900	3,876
ERP Operating LP
2.375% due 07/01/2019		5,200	5,330
4.500% due 06/01/2045		400	450
Essex Portfolio LP
3.375% due 04/15/2026		11,400	11,664
3.500% due 04/01/2025		150	155
3.875% due 05/01/2024		3,900	4,157
Exeter Finance Corp.
9.750% due 05/20/2019		5,500	5,183
Fidelity National Financial, Inc.
5.500% due 09/01/2022		22,440	24,777
First American Financial Corp.
4.300% due 02/01/2023		10,900	11,192
4.600% due 11/15/2024		2,615	2,744
Flagstar Bancorp, Inc.
6.125% due 07/15/2021 (a)		16,300	16,300
Ford Motor Credit Co. LLC
1.181% due 09/08/2017		500	499
1.684% due 09/08/2017		782	784
2.240% due 06/15/2018		11,590	11,710
2.375% due 01/16/2018		4,960	5,023
2.943% due 01/08/2019		2,000	2,060
3.336% due 03/18/2021		27,000	28,064
5.000% due 05/15/2018		26,115	27,682
6.625% due 08/15/2017		950	1,003
8.125% due 01/15/2020		1,050	1,253
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		4,000	4,137
4.418% due 11/15/2035		17,498	19,668
General Motors Financial Co., Inc.
2.400% due 04/10/2018		1,600	1,613
3.100% due 01/15/2019		10,000	10,222
3.200% due 07/13/2020		23,150	23,476
3.200% due 07/06/2021 (a)		10,000	10,040
4.375% due 09/25/2021		1,600	1,691
Goldman Sachs Group, Inc.
1.678% due 04/25/2019		7,600	7,586
2.432% due 02/25/2021		25,000	25,526
2.550% due 10/23/2019		1,500	1,536
3.500% due 01/23/2025		22,650	23,326
3.750% due 05/22/2025		30,115	31,524
5.750% due 01/24/2022		28,915	33,634
5.950% due 01/18/2018		30,911	32,941
6.150% due 04/01/2018		36,113	38,944
6.450% due 05/01/2036		7,000	8,296
7.500% due 02/15/2019		3,000	3,430
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		4,700	5,474
6.375% due 11/12/2020		6,500	7,546
6.375% due 04/15/2021		3,800	4,451
Hartford Financial Services Group, Inc.
5.125% due 04/15/2022		1,200	1,367
HBOS PLC
0.539% due 09/01/2016	EUR	600	665
Hospitality Properties Trust
5.000% due 08/15/2022		$3,500	3,766
5.625% due 03/15/2017		800	820
HSBC Bank PLC
4.125% due 08/12/2020		19,878	21,411
HSBC Holdings PLC
2.901% due 03/08/2021		14,900	15,278
2.950% due 05/25/2021		2,400	2,427
3.400% due 03/08/2021		4,500	4,640
3.600% due 05/25/2023		11,000	11,254
4.250% due 08/18/2025		8,760	8,860
4.300% due 03/08/2026		44,500	47,272
5.100% due 04/05/2021		10,082	11,133
5.250% due 09/16/2022 (f)	EUR	4,400	4,413
6.000% due 09/29/2023 (f)		4,935	5,280
6.375% due 09/17/2024 (f)		$8,700	8,232
6.375% due 03/30/2025 (f)		5,365	5,124
7.350% due 11/27/2032		692	862
HSBC USA, Inc.
2.350% due 03/05/2020		5,250	5,251
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		18,750	18,932
ING Bank NV
5.800% due 09/25/2023		14,450	15,907
ING Groep NV
6.500% due 04/16/2025 (f)		3,200	2,934
Intercontinental Exchange, Inc.
2.750% due 12/01/2020		2,300	2,411
3.750% due 12/01/2025		1,700	1,842
4.000% due 10/15/2023		2,000	2,171

International Lease Finance Corp.
3.875% due 04/15/2018		10,000	10,208
7.125% due 09/01/2018		10,860	11,951
8.625% due 01/15/2022		8,600	10,503
Intesa Sanpaolo SpA
2.375% due 01/13/2017		625	627
3.875% due 01/15/2019		1,300	1,337
5.017% due 06/26/2024		6,890	6,342
5.710% due 01/15/2026		10,000	9,503
7.700% due 09/17/2025 (f)		7,200	6,219
Jefferies Finance LLC
6.875% due 04/15/2022		750	649
7.375% due 04/01/2020		16,400	14,965
Jefferies LoanCore LLC
6.875% due 06/01/2020		13,875	12,210
JPMorgan Chase & Co.
2.153% due 03/01/2021		25,000	25,578
3.300% due 04/01/2026		31,603	32,760
3.900% due 07/15/2025		7,150	7,736
4.250% due 10/15/2020		800	873
5.600% due 07/15/2041		2,130	2,709
6.000% due 01/15/2018		13,270	14,202
6.100% due 10/01/2024 (f)		8,200	8,466
6.125% due 04/30/2024 (f)		6,200	6,433
6.750% due 02/01/2024 (f)		100	110
7.900% due 04/30/2018 (f)		32,723	33,418
JPMorgan Chase Bank N.A.
1.106% due 06/02/2017		6,200	6,201
6.000% due 07/05/2017		21,210	22,145
6.000% due 10/01/2017		14,329	15,137
KBC Bank NV
8.000% due 01/25/2023		9,400	9,986
KEB Hana Bank
3.125% due 06/26/2017		3,650	3,716
Kilroy Realty LP
3.800% due 01/15/2023		4,800	5,041
4.375% due 10/01/2025		4,900	5,303
Lazard Group LLC
3.750% due 02/13/2025		5,583	5,563
6.850% due 06/15/2017		431	451
LeasePlan Corp. NV
3.000% due 10/23/2017		15,250	15,367
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		3,403	242
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	3,700	4,414
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		$15,450	21,109
13.000% due 12/19/2021	AUD	1,600	1,242
Lloyds Banking Group PLC
3.100% due 07/06/2021 (a)		$6,400	6,395
7.625% due 06/27/2023 (f)	GBP	11,160	14,079
Manulife Financial Corp.
4.150% due 03/04/2026		$1,000	1,072
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,620
3.500% due 03/10/2025		10,750	11,196
MetLife Capital Trust
7.875% due 12/15/2067		2,000	2,395
MGP Escrow Issuer LLC
5.625% due 05/01/2024		1,200	1,272
Mitchells & Butlers Finance PLC
1.022% due 12/15/2030	GBP	1,154	1,300
Mitsubishi UFJ Financial Group, Inc.
2.553% due 03/01/2021		$28,000	28,845
3.850% due 03/01/2026		1,300	1,421
Mizuho Bank Ltd.
2.150% due 10/20/2018		2,000	2,029
Mizuho Financial Group, Inc.
2.632% due 04/12/2021		8,000	8,153
3.477% due 04/12/2026		600	641
Morgan Stanley
3.875% due 01/27/2026		25,000	26,670
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		10,000	10,188
National City Bank
1.052% due 06/07/2017		2,600	2,596
Nationwide Building Society
3.900% due 07/21/2025		3,200	3,427
Navient Corp.
8.780% due 09/15/2016	MXN	60,000	3,295
Novo Banco S.A.
5.000% due 04/23/2019	EUR	5,000	4,054
5.000% due 05/14/2019		3,409	2,762
5.000% due 05/21/2019		3,000	2,457
5.000% due 05/23/2019		3,000	2,457

Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	$2,000	2,033
4.500% due 04/01/2027	3,400	3,395
4.950% due 04/01/2024	3,000	3,127
5.250% due 01/15/2026	7,300	7,732
OMX Timber Finance Investments LLC
5.420% due 01/29/2020	6,800	7,563
PHH Corp.
6.375% due 08/15/2021	4,750	4,192
Pinnacol Assurance
8.625% due 06/25/2034 (g)	6,000	6,653
Piper Jaffray Cos.
3.631% due 05/31/2017	800	799
Preferred Term Securities Ltd.
1.206% due 03/24/2034	38	32
Principal Financial Group, Inc.
8.875% due 05/15/2019	5,000	5,937
Progressive Corp.
6.700% due 06/15/2067	6,700	6,164
Prologis LP
3.750% due 11/01/2025	5,700	6,090
4.000% due 01/15/2018	2,000	2,066
Provident Funding Associates LP
6.750% due 06/15/2021	500	476
Radian Group, Inc.
5.250% due 06/15/2020	4,500	4,545
Realty Income Corp.
4.125% due 10/15/2026	150	161
Reliance Standard Life Global Funding
3.050% due 01/20/2021	1,900	1,965
Rio Oil Finance Trust
9.250% due 07/06/2024	11,138	9,620
9.750% due 01/06/2027	9,500	8,122
Royal Bank of Canada
2.100% due 10/14/2020	2,000	2,042
Royal Bank of Scotland Group PLC
4.800% due 04/05/2026	7,900	8,055
6.990% due 10/05/2017 (f)	8,840	9,503
Royal Bank of Scotland PLC
9.500% due 03/16/2022	10,900	11,362
Santander UK Group Holdings PLC
2.875% due 10/16/2020	6,700	6,662
4.750% due 09/15/2025	35,561	35,204
5.625% due 09/15/2045	900	892
Simon Property Group LP
2.500% due 07/15/2021	1,500	1,547
SL Green Realty Corp.
4.500% due 12/01/2022	10,550	11,013
5.000% due 08/15/2018	6,000	6,296
Societe Generale S.A.
8.000% due 09/29/2025 (f)	3,000	2,871
Springleaf Finance Corp.
5.250% due 12/15/2019	6,875	6,428
StanCorp Financial Group, Inc.
6.900% due 06/01/2067	5,300	3,995
State Street Corp.
5.250% due 09/15/2020 (f)	12,000	12,390
Stearns Holdings LLC
9.375% due 08/15/2020	9,100	8,599
Sumitomo Mitsui Financial Group, Inc.
2.337% due 03/09/2021	30,000	30,636
2.934% due 03/09/2021	6,700	6,989
Synchrony Financial
1.867% due 02/03/2020	13,350	12,939
2.032% due 11/09/2017	3,000	3,002
2.600% due 01/15/2019	700	708
4.500% due 07/23/2025	12,000	12,466
Synovus Financial Corp.
5.750% due 12/15/2025	3,300	3,416
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054	43,400	42,912
Toronto-Dominion Bank
1.627% due 04/07/2021	5,000	5,030
2.250% due 03/15/2021	700	719
2.500% due 12/14/2020	2,600	2,691
Total System Services, Inc.
3.800% due 04/01/2021	4,850	5,142
U.S. Bancorp
5.125% due 01/15/2021 (f)	20,000	20,600
UBS AG
4.750% due 05/22/2023	15,668	16,060
5.125% due 05/15/2024	21,530	21,986
7.250% due 02/22/2022	27,200	27,948
7.625% due 08/17/2022	40,367	45,817

UBS Group Funding Jersey Ltd.
2.409% due 04/14/2021		4,500	4,551
3.000% due 04/15/2021		13,000	13,275
UDR, Inc.
3.700% due 10/01/2020		3,000	3,183
3.750% due 07/01/2024		1,125	1,197
4.000% due 10/01/2025		14,200	15,428
USAA Capital Corp.
2.450% due 08/01/2020		3,700	3,826
Ventas Realty LP
3.125% due 06/15/2023		650	664
VEREIT Operating Partnership LP
4.125% due 06/01/2021		4,300	4,494
Vesey Street Investment Trust
4.404% due 09/01/2016		3,750	3,780
Visa, Inc.
3.150% due 12/14/2025		2,800	2,999
Vonovia Finance BV
3.200% due 10/02/2017		15,600	15,911
5.000% due 10/02/2023		1,100	1,213
Wachovia Corp.
0.998% due 10/15/2016		1,400	1,401
WEA Finance LLC
2.700% due 09/17/2019		1,800	1,836
3.250% due 10/05/2020		10,250	10,679
Wells Fargo & Co.
2.020% due 03/04/2021		25,000	25,521
2.500% due 03/04/2021		18,050	18,523
2.550% due 12/07/2020		10,500	10,810
3.000% due 04/22/2026		16,351	16,688
3.550% due 09/29/2025		19,850	21,191
5.900% due 06/15/2024 (f)		15,800	16,274
7.980% due 03/15/2018 (f)		25,400	26,606
Wells Fargo Bank N.A.
1.375% due 01/22/2018		25,000	25,116
1.750% due 05/24/2019		2,000	2,026
Welltower, Inc.
3.750% due 03/15/2023		5,600	5,814
4.000% due 06/01/2025		15,820	16,665
4.950% due 01/15/2021		2,500	2,772
6.125% due 04/15/2020		1,975	2,252
Weyerhaeuser Co.
7.125% due 07/15/2023		1,735	2,158
7.375% due 10/01/2019		6,415	7,379
7.375% due 03/15/2032		5,781	7,671
7.950% due 03/15/2025		12,479	16,298
8.500% due 01/15/2025		11,314	14,961
WP Carey, Inc.
4.600% due 04/01/2024		150	154

			3,240,988

INDUSTRIALS 25.8%
21st Century Fox America, Inc.
4.750% due 09/15/2044		125	139
AbbVie, Inc.
2.300% due 05/14/2021		500	507
2.500% due 05/14/2020		11,335	11,614
2.850% due 05/14/2023		26,200	26,495
3.600% due 05/14/2025		34,255	35,961
4.400% due 11/06/2042		7,000	7,165
Actavis Funding SCS
1.911% due 03/12/2020		41,050	41,197
2.450% due 06/15/2019		1,000	1,016
3.000% due 03/12/2020		8,350	8,611
3.450% due 03/15/2022		4,500	4,681
3.800% due 03/15/2025		13,890	14,479
3.850% due 06/15/2024		19,800	20,716
4.550% due 03/15/2035		12,302	12,644
4.750% due 03/15/2045		3,880	4,079
Aetna, Inc.
1.307% due 12/08/2017		5,600	5,609
2.400% due 06/15/2021		9,600	9,822
3.200% due 06/15/2026		8,900	9,185
Air Canada Pass-Through Trust
4.125% due 11/15/2026		8,918	9,196
5.375% due 11/15/2022		1,616	1,626
Alibaba Group Holding Ltd.
3.125% due 11/28/2021		21,600	22,134
Altice Financing S.A.
7.500% due 05/15/2026		5,000	4,925
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	2,000	2,243
American Airlines Pass-Through Trust
3.375% due 11/01/2028		$4,773	4,808
3.700% due 04/01/2028		3,334	3,471
4.000% due 01/15/2027		1,234	1,304
5.250% due 07/31/2022		2,131	2,298

Amgen, Inc.
3.875% due 11/15/2021		19,100	20,868
4.400% due 05/01/2045		2,800	2,934
4.663% due 06/15/2051		8,604	9,017
Anadarko Petroleum Corp.
5.550% due 03/15/2026		12,250	13,559
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		33,900	35,717
3.650% due 02/01/2026		33,400	35,819
4.700% due 02/01/2036		20,400	23,026
Anthem, Inc.
3.700% due 08/15/2021		6,000	6,422
4.650% due 01/15/2043		4,509	4,727
AP Moeller - Maersk A/S
2.550% due 09/22/2019		5,800	5,918
Ardagh Packaging Finance PLC
4.125% due 05/15/2023	EUR	500	566
6.750% due 05/15/2024		800	906
Asciano Finance Ltd.
6.000% due 04/07/2023		$7,000	7,526
Associated Materials LLC
9.125% due 11/01/2017		6,400	5,728
AstraZeneca PLC
3.375% due 11/16/2025		9,450	9,910
Biogen, Inc.
2.900% due 09/15/2020		2,000	2,087
4.050% due 09/15/2025		3,500	3,776
Boston Scientific Corp.
3.375% due 05/15/2022		4,000	4,155
3.850% due 05/15/2025		28,079	29,771
Braskem Finance Ltd.
5.375% due 05/02/2022		1,100	1,089
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024		1,700	1,857
4.150% due 04/01/2045		2,500	2,732
4.450% due 03/15/2043		1,175	1,318
California Resources Corp.
8.000% due 12/15/2022		4,513	3,210
Cemex Finance LLC
6.000% due 04/01/2024		2,400	2,334
Cemex S.A.B. de C.V.
7.750% due 04/16/2026		5,000	5,263
Cenovus Energy, Inc.
5.700% due 10/15/2019		11,350	12,014
Charter Communications Operating LLC
3.579% due 07/23/2020		1,040	1,088
4.464% due 07/23/2022		19,800	21,346
4.908% due 07/23/2025		28,200	30,790
Cigna Corp.
4.500% due 03/15/2021		2,510	2,759
Cimarex Energy Co.
4.375% due 06/01/2024		26,745	28,025
5.875% due 05/01/2022		3,000	3,143
CNPC General Capital Ltd.
1.526% due 05/14/2017		6,000	6,000
Comcast Corp.
2.750% due 03/01/2023		11,000	11,532
3.150% due 03/01/2026		8,100	8,626
4.600% due 08/15/2045		2,975	3,429
Community Health Systems, Inc.
7.125% due 07/15/2020		6,000	5,593
8.000% due 11/15/2019		3,000	2,944
ConocoPhillips Co.
4.950% due 03/15/2026		19,300	21,919
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025		852	902
4.750% due 07/12/2022		2,205	2,350
7.250% due 05/10/2021		10,891	12,457
9.000% due 01/08/2018		4,501	4,507
Continental Resources, Inc.
4.500% due 04/15/2023		8,635	8,095
Cox Communications, Inc.
3.850% due 02/01/2025		11,700	11,811
CRH America, Inc.
3.875% due 05/18/2025		10,000	10,576
Crown Castle Towers LLC
3.222% due 05/15/2042		4,000	4,163
CSX Corp.
3.950% due 05/01/2050		2,000	2,013
CVS Health Corp.
5.125% due 07/20/2045		1,500	1,867
CVS Pass-Through Trust
4.163% due 08/11/2036		402	417
4.704% due 01/10/2036		2,712	2,737

5.789% due 01/10/2026	87	97
5.926% due 01/10/2034	443	516
8.353% due 07/10/2031	426	558
Delphi Automotive PLC
4.250% due 01/15/2026	8,600	9,388
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020	11,700	12,303
Devon Energy Corp.
3.250% due 05/15/2022	800	777
6.300% due 01/15/2019	3,660	3,967
Diamond 1 Finance Corp.
3.480% due 06/01/2019	14,000	14,352
4.420% due 06/15/2021	23,000	23,665
5.450% due 06/15/2023	39,000	40,497
6.020% due 06/15/2026	5,000	5,197
DP World Ltd.
6.850% due 07/02/2037	5,000	5,502
EMD Finance LLC
2.950% due 03/19/2022	12,700	13,030
3.250% due 03/19/2025	7,700	7,908
Endo Finance LLC
6.000% due 07/15/2023	6,250	5,531
7.750% due 01/15/2022	3,555	3,315
Energy Transfer Partners LP
3.600% due 02/01/2023	6,500	6,240
4.050% due 03/15/2025	24,200	23,908
4.650% due 06/01/2021	3,100	3,206
4.750% due 01/15/2026	20,800	21,510
5.150% due 03/15/2045	1,250	1,141
5.200% due 02/01/2022	5,100	5,380
6.050% due 06/01/2041	4,000	3,928
Entergy Louisiana LLC
4.050% due 09/01/2023	1,700	1,896
Enterprise Products Operating LLC
3.350% due 03/15/2023	800	823
3.700% due 02/15/2026	2,000	2,098
3.750% due 02/15/2025	4,100	4,286
4.450% due 02/15/2043	6,890	6,924
5.100% due 02/15/2045	10,000	11,046
5.700% due 02/15/2042	15,002	17,553
EOG Resources, Inc.
2.625% due 03/15/2023	2,500	2,495
EQT Midstream Partners LP
4.000% due 08/01/2024	20,160	19,404
Exxon Mobil Corp.
2.726% due 03/01/2023	900	941
FedEx Corp.
3.250% due 04/01/2026	4,200	4,385
4.550% due 04/01/2046	10,000	10,904
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	9,200	9,447
3.625% due 10/15/2020	12,000	12,696
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	2,000	2,259
Forest Laboratories LLC
5.000% due 12/15/2021	750	840
Fortive Corp.
2.350% due 06/15/2021	7,000	7,112
Freeport Minerals Corp.
9.500% due 06/01/2031	200	191
General Electric Co.
3.150% due 09/07/2022	440	473
3.450% due 05/15/2024	774	844
5.875% due 01/14/2038	2,396	3,249
6.875% due 01/10/2039	1,108	1,677
Georgia-Pacific LLC
2.539% due 11/15/2019	1,491	1,528
3.734% due 07/15/2023	1,000	1,073
Glencore Funding LLC
2.875% due 04/16/2020	300	282
Globo Comunicacao e Participacoes S.A.
4.875% due 04/11/2022	2,700	2,727
Goldcorp, Inc.
3.625% due 06/09/2021	166	171
GTP Acquisition Partners LLC
2.350% due 06/15/2045	11,800	11,790
Gulfport Energy Corp.
7.750% due 11/01/2020	6,045	6,241
Gulfstream Natural Gas System LLC
4.600% due 09/15/2025	2,900	3,033
Harvest Operations Corp.
2.330% due 04/14/2021	12,155	12,212
HCA, Inc.
4.750% due 05/01/2023	10,000	10,275
5.000% due 03/15/2024	5,500	5,706
5.250% due 06/15/2026	5,000	5,200
6.500% due 02/15/2020	23,900	26,559

Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,800	4,043
5.014% due 12/27/2017		5,400	5,671
Hiland Partners Holdings LLC
5.500% due 05/15/2022		$9,690	9,721
7.250% due 10/01/2020		26,074	27,084
Historic TW, Inc.
9.150% due 02/01/2023		3,000	4,038
Host Hotels & Resorts LP
4.000% due 06/15/2025		5,250	5,351
6.000% due 10/01/2021		6,100	6,922
Humana, Inc.
3.150% due 12/01/2022		5,000	5,142
3.850% due 10/01/2024		7,100	7,599
Imperial Tobacco Finance PLC
2.950% due 07/21/2020		15,150	15,617
3.500% due 02/11/2023		2,900	3,008
3.750% due 07/21/2022		4,900	5,178
Kern River Funding Corp.
4.893% due 04/30/2018		21	23
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		400	400
3.500% due 03/01/2021		550	552
3.950% due 09/01/2022		7,921	8,073
4.250% due 09/01/2024		1,300	1,319
5.800% due 03/01/2021		600	652
6.000% due 02/01/2017		15,200	15,555
6.500% due 04/01/2020		2,610	2,881
6.500% due 09/01/2039		5,310	5,573
7.400% due 03/15/2031		800	875
9.000% due 02/01/2019		4,400	5,013
Kinder Morgan, Inc.
3.050% due 12/01/2019		3,500	3,539
4.300% due 06/01/2025		3,450	3,541
5.000% due 02/15/2021		800	844
5.050% due 02/15/2046		9,900	9,451
Kinetic Concepts, Inc.
10.500% due 11/01/2018		3,000	3,008
KLA-Tencor Corp.
4.125% due 11/01/2021		2,900	3,091
Kraft Heinz Foods Co.
3.000% due 06/01/2026		5,500	5,570
3.500% due 06/06/2022		4,000	4,260
3.950% due 07/15/2025		18,100	19,726
Laboratory Corp. of America Holdings
3.600% due 02/01/2025		3,050	3,173
Lender Processing Services, Inc.
5.750% due 04/15/2023		250	263
LyondellBasell Industries NV
4.625% due 02/26/2055		3,700	3,594
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		7,658	10,118
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		12,800	12,416
5.625% due 10/15/2023		1,000	936
Marriott International, Inc.
2.300% due 01/15/2022		11,700	11,759
3.125% due 10/15/2021		200	208
Masco Corp.
4.450% due 04/01/2025		12,400	12,897
5.950% due 03/15/2022		5,020	5,626
7.125% due 03/15/2020		17,983	20,797
Massachusetts Institute of Technology
4.678% due 07/01/2114		150	180
MCE Finance Ltd.
5.000% due 02/15/2021		15,800	15,713
Medtronic, Inc.
3.125% due 03/15/2022		200	212
3.150% due 03/15/2022		8,000	8,545
4.625% due 03/15/2044		5,000	5,858
Microsoft Corp.
3.125% due 11/03/2025		10,500	11,255
Mid-America Apartments LP
3.750% due 06/15/2024		150	156
4.300% due 10/15/2023		25,485	27,462
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		11,800	11,299
Moody’s Corp.
4.875% due 02/15/2024		700	795
Mylan, Inc.
2.600% due 06/24/2018		5,700	5,775
National Fuel Gas Co.
5.200% due 07/15/2025		12,600	13,097
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (f)		19,200	19,848

Newell Brands, Inc.
3.150% due 04/01/2021		600	626
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		1,384	1,490
7.027% due 05/01/2021		1,067	1,205
Norwegian Air Shuttle
4.875% due 11/10/2029		5,200	5,246
Numericable SFR S.A.
5.625% due 05/15/2024	EUR	7,600	8,522
7.375% due 05/01/2026		$12,000	11,880
NVR, Inc.
3.950% due 09/15/2022		4,000	4,246
NXP BV
4.625% due 06/15/2022		3,200	3,256
Occidental Petroleum Corp.
4.400% due 04/15/2046		10,900	12,084
ONEOK Partners LP
3.375% due 10/01/2022		22,520	22,067
4.900% due 03/15/2025		6,319	6,641
5.000% due 09/15/2023		2,200	2,321
Packaging Corp. of America
3.650% due 09/15/2024		900	932
Pearson Funding PLC
3.250% due 05/08/2023		4,950	4,849
Perrigo Finance Unlimited Co.
4.375% due 03/15/2026		2,200	2,297
Philip Morris International, Inc.
3.250% due 11/10/2024		2,000	2,146
Pioneer Natural Resources Co.
3.950% due 07/15/2022		3,000	3,143
4.450% due 01/15/2026		8,400	9,174
6.650% due 03/15/2017		1,400	1,449
6.875% due 05/01/2018		1,200	1,299
7.200% due 01/15/2028		4,797	5,898
7.500% due 01/15/2020		20,591	24,132
Platform Specialty Products Corp.
6.500% due 02/01/2022		2,000	1,770
Precision Drilling Corp.
5.250% due 11/15/2024		5,500	4,428
Prime Security One MS, Inc.
4.875% due 07/15/2032		2,100	1,625
QUALCOMM, Inc.
3.450% due 05/20/2025		4,780	5,088
4.800% due 05/20/2045		6,834	7,137
QVC, Inc.
4.450% due 02/15/2025		12,000	12,093
4.850% due 04/01/2024		2,700	2,801
Regency Energy Partners LP
4.500% due 11/01/2023		2,400	2,347
5.000% due 10/01/2022		2,400	2,466
5.500% due 04/15/2023		2,100	2,121
5.750% due 09/01/2020		200	210
5.875% due 03/01/2022		4,000	4,253
6.500% due 07/15/2021		3,100	3,203
Republic Services, Inc.
4.750% due 05/15/2023		1,300	1,491
Reynolds American, Inc.
3.250% due 06/12/2020		6,661	7,048
Reynolds Group Issuer, Inc.
4.127% due 07/15/2021		5,000	5,025
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025		1,300	1,300
5.875% due 06/30/2026		9,625	9,625
SABMiller Holdings, Inc.
4.950% due 01/15/2042		3,000	3,491
SBA Tower Trust
5.101% due 04/15/2042		10,000	10,040
Sky PLC
9.500% due 11/15/2018		400	467
Solvay Finance America LLC
3.400% due 12/03/2020		7,910	8,293
4.450% due 12/03/2025		10,000	10,730
Southern Co.
2.350% due 07/01/2021		10,000	10,208
3.250% due 07/01/2026		14,400	15,001
Southwestern Energy Co.
4.100% due 03/15/2022		3,900	3,500
7.500% due 02/01/2018		2,584	2,758
Sovran Acquisition LP
3.500% due 07/01/2026		4,300	4,350
Spectra Energy Partners LP
3.500% due 03/15/2025		19,517	20,012
4.500% due 03/15/2045		5,000	5,106
Standard Industries, Inc.
5.125% due 02/15/2021		5,500	5,679
5.500% due 02/15/2023		965	992

Starwood Hotels & Resorts Worldwide, Inc.
3.750% due 03/15/2025		3,375	3,522
4.500% due 10/01/2034		6,099	6,244
Stryker Corp.
3.500% due 03/15/2026		13,340	14,188
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		4,300	4,449
Symantec Corp.
3.950% due 06/15/2022		10,000	10,153
Sysco Corp.
3.300% due 07/15/2026		14,500	15,083
4.500% due 04/01/2046		10,000	10,699
Telefonica Emisiones S.A.U.
1.292% due 06/23/2017		250	250
4.570% due 04/27/2023		15,000	16,636
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022		3,800	3,871
Texas Eastern Transmission LP
4.125% due 12/01/2020		1,500	1,585
Thermo Fisher Scientific, Inc.
3.000% due 04/15/2023		12,800	13,054
3.300% due 02/15/2022		4,192	4,369
Time Warner Cable, Inc.
4.125% due 02/15/2021		1,500	1,590
5.000% due 02/01/2020		6,600	7,180
5.850% due 05/01/2017		13,175	13,641
8.250% due 04/01/2019		4,800	5,577
8.750% due 02/14/2019		4,262	4,979
Time Warner, Inc.
4.650% due 06/01/2044		5,000	5,280
Times Square Hotel Trust
8.528% due 08/01/2026		656	788
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		4,237	4,126
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		2,318	2,657
7.125% due 04/22/2025		1,885	2,236
UAL Pass-Through Trust
9.750% due 07/15/2018		485	502
10.400% due 05/01/2018		5,935	6,106
Union Pacific Corp.
4.250% due 04/15/2043		1,000	1,105
United Airlines Pass-Through Trust
3.450% due 01/07/2030		18,200	18,678
3.750% due 03/03/2028		2,913	3,084
UnitedHealth Group, Inc.
2.125% due 03/15/2021		11,300	11,522
3.750% due 07/15/2025		1,000	1,097
Universal Health Services, Inc.
4.750% due 08/01/2022		2,000	2,039
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		7,400	10
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		21,700	18,648
6.375% due 10/15/2020		4,100	3,547
Viacom, Inc.
3.875% due 04/01/2024		1,500	1,532
4.250% due 09/01/2023		13,059	13,593
4.500% due 02/27/2042		800	666
5.850% due 09/01/2043		12,025	12,104
Virgin Australia Trust
5.000% due 04/23/2025		3,553	3,674
Virgin Media Secured Finance PLC
5.500% due 01/15/2025	GBP	1,387	1,819
5.500% due 08/15/2026		$5,900	5,753
Walgreens Boots Alliance, Inc.
1.750% due 05/30/2018		8,600	8,670
2.600% due 06/01/2021		3,600	3,663
Weatherford International Ltd.
4.500% due 04/15/2022		2,950	2,544
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		2,600	2,484
Western Gas Partners LP
2.600% due 08/15/2018		1,600	1,593
3.950% due 06/01/2025		2,800	2,680
4.000% due 07/01/2022		6,500	6,343
5.375% due 06/01/2021		1,000	1,056
5.450% due 04/01/2044		840	806
WestJet Airlines Ltd.
3.500% due 06/16/2021		2,200	2,214
Westmoreland Coal Co.
8.750% due 01/01/2022		6,000	4,515
WestRock RKT Co.
4.900% due 03/01/2022		4,420	4,913
Whole Foods Market, Inc.
5.200% due 12/03/2025		13,800	14,913

Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,562
9.000% due 10/01/2021		1,500	1,948
Williams Partners LP
3.600% due 03/15/2022		2,250	2,133
4.000% due 11/15/2021		4,300	4,200
4.000% due 09/15/2025		235	216
4.300% due 03/04/2024		1,850	1,744
4.500% due 11/15/2023		3,700	3,555
5.100% due 09/15/2045		650	560
5.250% due 03/15/2020		1,000	1,030
Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	9,497
Wynn Las Vegas LLC
4.250% due 05/30/2023		32,982	30,632
5.500% due 03/01/2025		39,425	38,292
Wynn Macau Ltd.
5.250% due 10/15/2021		13,450	13,151
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		2,900	2,938
3.150% due 04/01/2022		13,100	13,448
3.550% due 04/01/2025		29,400	30,372
Zoetis, Inc.
3.250% due 02/01/2023		2,000	2,041
3.450% due 11/13/2020		2,000	2,067
4.500% due 11/13/2025		1,200	1,327
4.700% due 02/01/2043		9,578	9,532

			2,337,657

UTILITIES 7.5%
American Transmission Systems, Inc.
5.250% due 01/15/2022		4,275	4,849
AT&T, Inc.
2.800% due 02/17/2021		24,000	24,654
3.000% due 06/30/2022		31,700	32,511
3.600% due 02/17/2023		27,500	28,827
3.950% due 01/15/2025		4,550	4,824
4.125% due 02/17/2026		29,000	31,214
4.300% due 12/15/2042		17,000	16,356
4.350% due 06/15/2045		620	604
4.800% due 06/15/2044		6,500	6,723
5.350% due 09/01/2040		6,380	7,008
Blue Racer Midstream LLC
6.125% due 11/15/2022		8,960	8,534
BP Capital Markets PLC
2.750% due 05/10/2023		10,800	10,923
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		1,594	1,571
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		13,100	13,246
Constellation Energy Group, Inc.
5.150% due 12/01/2020		200	223
Dominion Resources, Inc.
4.450% due 03/15/2021		1,500	1,659
DTE Energy Co.
6.375% due 04/15/2033		900	1,161
Duke Energy Carolinas LLC
2.500% due 03/15/2023		1,000	1,036
Duke Energy Corp.
3.750% due 04/15/2024		20,557	22,119
Emera U.S. Finance LP
2.150% due 06/15/2019		4,600	4,656
2.700% due 06/15/2021		3,100	3,172
3.550% due 06/15/2026		1,500	1,535
Entergy Corp.
4.000% due 07/15/2022		7,200	7,740
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	10,448
Exelon Corp.
2.850% due 06/15/2020		2,000	2,065
Exelon Generation Co. LLC
6.250% due 10/01/2039		990	1,092
FirstEnergy Corp.
2.750% due 03/15/2018		5,250	5,317
4.250% due 03/15/2023		10,200	10,542
7.375% due 11/15/2031		21,521	26,795
Freeport-McMoran Oil & Gas LLC
6.625% due 05/01/2021		1,500	1,500
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018	EUR	1,150	1,308
4.375% due 09/19/2022		$5,600	5,544
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028		6,500	6,395
Genesis Energy LP
5.625% due 06/15/2024		5,200	4,758

6.000% due 05/15/2023	10,800	10,152
6.750% due 08/01/2022	10,450	10,189
Illinois Power Generating Co.
6.300% due 04/01/2020	975	385
Jersey Central Power & Light Co.
4.800% due 06/15/2018	5,500	5,768
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	4,325	1,255
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	12,585	2,360
6.750% due 10/01/2023	5,987	1,167
Petrobras Global Finance BV
2.768% due 01/15/2019	5,700	5,164
3.536% due 03/17/2020	4,735	4,190
5.375% due 01/27/2021	2,500	2,312
8.375% due 05/23/2021	2,880	2,979
Petroleos Mexicanos
4.500% due 01/23/2026	8,250	7,960
4.875% due 01/24/2022	41,950	42,988
Plains All American Pipeline LP
2.850% due 01/31/2023	12,492	11,519
3.600% due 11/01/2024	12,900	12,141
3.650% due 06/01/2022	8,400	8,250
3.850% due 10/15/2023	18,672	18,130
Progress Energy, Inc.
4.400% due 01/15/2021	9,500	10,404
PSEG Power LLC
3.000% due 06/15/2021	15,800	16,038
Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	150
Puget Energy, Inc.
3.650% due 05/15/2025	780	803
Spire, Inc.
1.376% due 08/15/2017	13,500	13,457
Sprint Capital Corp.
6.875% due 11/15/2028	3,300	2,607
Sprint Corp.
7.125% due 06/15/2024	10,400	8,281
Terraform Global Operating LLC
9.750% due 08/15/2022 (i)	1,025	933
Verizon Communications, Inc.
3.000% due 11/01/2021	894	939
3.850% due 11/01/2042	5,700	5,395
4.672% due 03/15/2055	17,793	18,055
4.862% due 08/21/2046	17,514	19,205
5.012% due 08/21/2054	9,232	9,847
5.150% due 09/15/2023	79,850	93,174
Williams Partners LP
4.875% due 05/15/2023	13,178	12,757
Yellowstone Energy LP
5.750% due 12/31/2026	4,358	4,543

		674,406

Total Corporate Bonds & Notes (Cost $6,131,893)		6,253,051

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	1,410	2,230

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500	9,642

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	7,700	8,133
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	6,210	5,919

		14,052

NEW YORK 0.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	2,500	3,647

OHIO 0.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	15,600	15,478

Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034	2,500	2,864

		18,342

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	5,400	4,563

WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	2,000	2,223

Total Municipal Bonds & Notes (Cost $47,005)		54,699

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
3.000% due 01/01/2045	456	474
Fannie Mae, TBA
3.000% due 08/01/2046	38,000	39,366
3.500% due 07/01/2046 - 08/01/2046	72,200	76,126
4.000% due 08/01/2046	25,600	27,420
Freddie Mac
5.992% due 11/25/2055	3,572	1,909

Total U.S. Government Agencies (Cost $145,041)		145,295

U.S. TREASURY OBLIGATIONS 23.6%
U.S. Treasury Bonds
2.500% due 02/15/2045	45,240	47,155
2.500% due 02/15/2046 (i)	436,981	455,450
2.875% due 08/15/2045	27,317	30,684
3.000% due 05/15/2042	2,750	3,180
3.000% due 11/15/2044	80,154	92,254
3.125% due 02/15/2042 (i)	74,170	87,744
3.125% due 08/15/2044	70,025	82,498
3.375% due 05/15/2044 (i)	175,750	216,825
3.625% due 02/15/2044 (i)	21,050	27,165
4.375% due 05/15/2040	6,695	9,535
6.125% due 11/15/2027	3,750	5,538
6.250% due 05/15/2030	5,950	9,356
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018	5,174	5,254
0.375% due 07/15/2025	26,127	26,931
0.625% due 01/15/2026	1,812	1,910
0.750% due 02/15/2045	17,423	17,551
1.000% due 02/15/2046	2,928	3,167
1.375% due 02/15/2044	14,370	16,655
2.375% due 01/15/2017	7,829	7,978
2.375% due 01/15/2025 (k)	40,738	48,700
U.S. Treasury Notes
1.000% due 06/30/2021	10,000	10,054
1.125% due 02/28/2021 (k)(m)	10,000	10,072
1.250% due 03/31/2021 (k)(m)	3,685	3,729
1.375% due 09/30/2020 (k)(m)	133,900	136,379
1.625% due 07/31/2020 (k)(m)	14,700	15,121
1.625% due 04/30/2023 (m)	4,576	4,680
1.625% due 02/15/2026 (i)	46,860	47,418
1.625% due 05/15/2026 (i)	161,224	163,296
1.750% due 12/31/2020 (k)(m)	49,148	50,849
1.875% due 10/31/2022 (m)	7,000	7,277
2.000% due 08/15/2025 (i)	400,000	418,438
2.125% due 08/31/2020 (i)	49,924	52,382
2.125% due 12/31/2022	1,000	1,055
U.S. Treasury STRIPS
0.000% due 05/15/2043 (d)	1,025	541
0.000% due 08/15/2044 (d)	2,125	1,079
0.000% due 02/15/2045 (d)	34,200	17,093

Total U.S. Treasury Obligations (Cost $2,007,340)		2,134,993

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Adjustable Rate Mortgage Trust
2.763% due 01/25/2036 ^	874	768
American Home Mortgage Assets Trust
0.573% due 10/25/2046	4,030	2,759
American Home Mortgage Investment Trust
2.728% due 11/25/2045 ^	1,417	1,065
Banc of America Alternative Loan Trust
5.750% due 11/25/2035 ^	1,497	1,389
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	93	95
5.933% due 02/10/2051	672	695
Banc of America Funding Trust
0.638% due 10/20/2036	3,602	2,908

0.728% due 06/20/2047		2,000	1,428
0.853% due 05/25/2037 ^		891	645
43.182% due 07/25/2047 ^		1,385	2,927
BCAP LLC Trust
0.673% due 05/25/2047 ^		2,554	1,929
3.231% due 07/26/2036		493	400
Bear Stearns Adjustable Rate Mortgage Trust
2.830% due 08/25/2035		403	346
Bear Stearns ALT-A Trust
0.773% due 08/25/2036		1,252	996
2.930% due 03/25/2036 ^		460	349
3.062% due 08/25/2036 ^		1,938	1,433
Berica ABS SRL
0.019% due 12/31/2055	EUR	6,366	7,034
ChaseFlex Trust
0.793% due 08/25/2037		$1,062	847
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		912	914
5.901% due 12/10/2049		91	94
Citigroup Mortgage Loan Trust, Inc.
2.988% due 03/25/2037 ^		1,147	939
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		67	67
5.886% due 11/15/2044		70	73
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^		1,759	1,311
Countrywide Alternative Loan Trust
0.613% due 07/25/2036		3,453	2,881
0.613% due 12/25/2046 ^		878	749
0.623% due 11/25/2036		648	510
0.638% due 09/20/2046		5,964	3,934
0.643% due 09/25/2046 ^		5,196	3,963
0.658% due 09/20/2046		4,992	2,894
0.743% due 05/25/2036		20,295	15,354
0.803% due 05/25/2037 ^		1,494	777
1.253% due 12/25/2035 ^		1,247	971
1.787% due 08/25/2035		9,390	6,594
6.000% due 03/25/2036 ^		1,884	1,418
6.000% due 05/25/2036 ^		174	133
6.500% due 12/25/2036 ^		653	463
Credit Suisse Mortgage Capital Certificates
3.090% due 04/28/2037		3,181	2,325
3.118% due 05/27/2037		5,378	2,870
DBUBS Mortgage Trust
4.537% due 07/10/2044		300	334
Deutsche ALT-A Securities, Inc.
0.593% due 08/25/2037 ^		7,296	6,456
First Horizon Mortgage Pass-Through Trust
2.542% due 11/25/2037 ^		2,013	1,748
GSMSC Resecuritization Trust
0.616% due 08/26/2033		9,044	8,372
HarborView Mortgage Loan Trust
0.698% due 01/19/2036		4,376	2,981
0.788% due 06/20/2035		2,225	2,028
3.364% due 06/19/2036 ^		1,637	1,023
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037 ^		268	250
Impac Secured Assets Trust
0.713% due 01/25/2037		7,068	4,117
JPMorgan Alternative Loan Trust
0.563% due 09/25/2036 ^		1,391	1,287
3.037% due 05/25/2037 ^		2,462	2,034
6.310% due 08/25/2036 ^		2,804	2,267
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		186	188
Lehman Mortgage Trust
6.000% due 07/25/2037 ^		797	711
Merrill Lynch Mortgage Investors Trust
0.703% due 11/25/2035		59	56
3.353% due 05/25/2033		11	11
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		1,351	1,358
5.700% due 09/12/2049		95	99
Morgan Stanley Capital Trust
5.569% due 12/15/2044		902	934
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036		522	252
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037		87	80
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^		1,671	975
Residential Accredit Loans, Inc. Trust
0.633% due 05/25/2036		3,071	2,341
0.633% due 09/25/2036		1,345	1,061
0.643% due 08/25/2036		2,658	2,086
0.643% due 09/25/2036		2,574	2,032

0.803% due 08/25/2035 ^	4,117	2,953
3.366% due 07/25/2035	731	676
3.869% due 09/25/2035 ^	559	451
3.982% due 01/25/2036 ^	3,564	2,866
Sequoia Mortgage Trust
0.648% due 05/20/2035	304	278
Structured Adjustable Rate Mortgage Loan Trust
0.753% due 08/25/2036 ^	2,004	1,556
2.804% due 02/25/2036 ^	2,450	2,369
3.359% due 05/25/2036 ^	2,998	2,397
4.466% due 07/25/2036 ^	3,253	2,218
Structured Asset Mortgage Investments Trust
0.573% due 08/25/2036	2,313	1,739
Thornburg Mortgage Securities Trust
5.833% due 09/25/2037	37	38
Wachovia Mortgage Loan Trust LLC
2.805% due 10/20/2035 ^	512	465
3.040% due 05/20/2036 ^	1,733	1,530
WaMu Mortgage Pass-Through Certificates Trust
2.225% due 12/25/2036 ^	285	246
4.411% due 07/25/2037 ^	1,063	965
Washington Mutual Mortgage Pass-Through Certificates Trust
1.277% due 11/25/2046	2,381	1,589
6.000% due 07/25/2036	504	410
6.000% due 06/25/2037 ^	6,384	5,954
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	423	373

Total Non-Agency Mortgage-Backed Securities (Cost $133,785)		151,401

ASSET-BACKED SECURITIES 3.6%
Aames Mortgage Investment Trust
1.653% due 06/25/2035	4,000	3,466
ACE Securities Corp. Home Equity Loan Trust
0.613% due 08/25/2036 ^	1,879	636
0.653% due 12/25/2036	6,494	2,641
AIM Aviation Finance Ltd.
4.213% due 02/15/2040	6,786	6,724
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.913% due 07/25/2035	3,100	3,012
Apollo Aviation Securitization Equity Trust
4.875% due 03/17/2036	5,996	5,921
Argent Securities Trust
0.563% due 09/25/2036	2,180	821
0.723% due 05/25/2036	1,679	584
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.833% due 02/25/2036	4,108	2,836
Asset-Backed Funding Certificates Trust
0.583% due 01/25/2037	6,466	4,270
0.593% due 10/25/2036	4,620	3,830
Asset-Backed Securities Corp. Home Equity Loan Trust
1.353% due 06/25/2035	1,000	861
2.328% due 09/25/2034	1,194	1,009
Bear Stearns Asset-Backed Securities Trust
0.803% due 12/25/2035 ^	650	442
0.863% due 12/25/2035	698	690
0.893% due 12/25/2035 ^	6,863	5,251
1.453% due 08/25/2035	280	223
2.328% due 07/25/2034	1,755	1,717
Carlyle Global Market Strategies CLO Ltd.
1.864% due 04/20/2022	5,000	4,995
Carrington Mortgage Loan Trust
1.503% due 05/25/2035	2,100	1,593
Cavalry CLO Ltd.
2.003% due 01/16/2024	5,992	5,983
Citigroup Mortgage Loan Trust, Inc.
0.593% due 12/25/2036	810	739
0.713% due 03/25/2036	2,700	2,147
0.723% due 05/25/2037	4,254	3,052
0.846% due 11/25/2046	734	629
Countrywide Asset-Backed Certificates
0.593% due 07/25/2037 ^	4,388	3,653
0.593% due 06/25/2047 ^	4,697	3,382
0.603% due 01/25/2037	651	615
0.603% due 05/25/2037	1,574	1,437
0.623% due 05/25/2037	5,022	4,630
0.633% due 06/25/2047	1,165	1,048
0.673% due 09/25/2047	1,253	993
0.693% due 03/25/2036	3,483	2,383
0.803% due 03/25/2036 ^	15,395	11,561
5.000% due 10/25/2046 ^	2,906	2,471
Countrywide Asset-Backed Certificates Trust
0.603% due 02/25/2037	2,127	2,042
0.613% due 09/25/2046	9,337	8,075
0.933% due 10/25/2035	16	16

Credit-Based Asset Servicing and Securitization LLC
0.603% due 11/25/2036	1,878	1,146
Eagle Ltd.
2.570% due 12/15/2039	2,031	2,003
ECAF Ltd.
4.947% due 06/15/2040	7,434	7,356
Elm CLO Ltd.
2.033% due 01/17/2023	10,215	10,278
Fremont Home Loan Trust
0.603% due 01/25/2037	2,117	1,071
0.623% due 02/25/2037	2,800	1,486
1.143% due 01/25/2035	1,615	1,601
GSAA Home Equity Trust
2.969% due 03/25/2036	3,162	2,096
GSAMP Trust
0.593% due 06/25/2036	602	515
Home Equity Loan Trust
0.793% due 04/25/2037	3,100	1,758
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.703% due 03/25/2036	274	270
Inwood Park CDO Ltd.
0.859% due 01/20/2021	293	293
IXIS Real Estate Capital Trust
0.603% due 01/25/2037	4,127	1,974
JPMorgan Mortgage Acquisition Trust
0.603% due 01/25/2037	3,170	2,973
0.643% due 03/25/2047	3,770	2,843
LCM LP
1.830% due 07/14/2022	2,305	2,304
Lehman XS Trust
0.633% due 06/25/2036	1,165	840
5.170% due 08/25/2035 ^	3,460	3,239
Long Beach Mortgage Loan Trust
0.633% due 03/25/2046	11,014	7,001
MASTR Asset-Backed Securities Trust
0.693% due 03/25/2036	4,500	2,761
1.196% due 10/25/2035 ^	2,095	1,573
Merrill Lynch Mortgage Investors Trust
0.623% due 07/25/2037	1,836	942
0.633% due 03/25/2037	1,359	1,354
0.713% due 03/25/2037	16,900	14,263
0.903% due 02/25/2047	8,568	5,684
Morgan Stanley ABS Capital, Inc. Trust
0.593% due 10/25/2036	1,537	838
0.603% due 11/25/2036	2,462	1,448
0.603% due 12/25/2036	1,159	704
0.603% due 02/25/2037	5,797	3,341
0.633% due 02/25/2037	14,966	6,776
0.653% due 02/25/2037	760	441
0.673% due 10/25/2036	1,680	928
0.683% due 02/25/2037	5,703	2,599
0.703% due 08/25/2036	9,498	5,504
1.703% due 07/25/2037	2,100	1,406
Morgan Stanley Home Equity Loan Trust
0.553% due 04/25/2037	358	214
0.803% due 04/25/2037	1,705	1,056
0.943% due 08/25/2035	10,220	8,683
National Collegiate Student Loan Trust
0.713% due 02/26/2029	1,500	1,323
0.723% due 03/26/2029	500	454
Nationstar Home Equity Loan Trust
0.773% due 04/25/2037	7,100	4,962
NovaStar Mortgage Funding Trust
0.603% due 03/25/2037	1,607	823
0.663% due 01/25/2037	6,027	2,660
0.703% due 10/25/2036	1,786	910
Option One Mortgage Loan Trust
0.593% due 01/25/2037	6,605	3,891
RAAC Trust
1.953% due 09/25/2047	3,200	2,625
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^	13,843	8,119
Residential Asset Mortgage Products Trust
0.676% due 12/25/2035	14,458	10,443
1.073% due 05/25/2035	4,219	3,836
Residential Asset Securities Corp. Trust
0.773% due 01/25/2036	986	979
0.793% due 04/25/2037	9,400	6,649
0.863% due 01/25/2036	1,000	901
Saxon Asset Securities Trust
1.248% due 03/25/2035 ^	1,536	1,401
Securitized Asset-Backed Receivables LLC Trust
0.703% due 03/25/2036	1,896	1,113
Soundview Home Loan Trust
0.623% due 06/25/2036	3,832	3,544

Specialty Underwriting & Residential Finance Trust
0.603% due 06/25/2037		879	511
0.716% due 04/25/2037		1,788	981
0.746% due 12/25/2036		6,403	5,428
3.913% due 02/25/2037 ^		2,237	1,176
Structured Asset Investment Loan Trust
0.603% due 09/25/2036		1,625	1,338
0.613% due 05/25/2036		849	726
Structured Asset Securities Corp. Mortgage Loan Trust
0.603% due 09/25/2036		129	128
0.953% due 11/25/2037		8,000	4,917
VOLT LLC
4.250% due 03/26/2046		3,792	3,801
Voya CLO Ltd.
1.928% due 10/15/2022		12,000	11,973
1.948% due 10/15/2022		21,500	21,467
WG Horizons CLO
0.927% due 05/24/2019		11	11

Total Asset-Backed Securities (Cost $307,290)			325,030

SOVEREIGN ISSUES 0.6%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	3,000	3,308
Export-Import Bank of Korea
3.750% due 10/20/2016		$3,000	3,025
4.000% due 01/11/2017		1,200	1,219
4.000% due 01/29/2021		1,000	1,093
5.000% due 04/11/2022		4,000	4,631
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	1,849
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (e)		1,111	1,291
Junta de Castilla y Leon
6.505% due 03/01/2019		1,800	2,334
Korea Development Bank
3.875% due 05/04/2017		$10,000	10,231
4.625% due 11/16/2021		7,200	8,176
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	340,000	3,116
4.500% due 07/03/2017		680,000	6,231
Slovenia Government International Bond
4.125% due 02/18/2019		$300	316
5.250% due 02/18/2024		4,700	5,306

Total Sovereign Issues (Cost $51,311)			52,126

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (b)		441,790	43

Total Common Stocks (Cost $2,953)			43

CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% (f)		7,750	10,072
Welltower, Inc.
6.500% (f)		84,000	5,720

Total Convertible Preferred Securities (Cost $9,723)			15,792

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
AgriBank FCB
6.875% due 01/01/2024 (f)		30,000	3,166
CoBank ACB
6.200% due 01/01/2025 (f)		106,000	10,656
6.250% due 10/01/2022 (f)		25,000	2,592
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)		13,000	15,442
Navient Corp. CPI Linked Security
2.853% due 03/15/2017		21,400	529

Total Preferred Securities (Cost $29,614)			32,385

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%
CERTIFICATES OF DEPOSIT 0.2%
Sumitomo Mitsui Banking Corp.
1.007% due 05/02/2017	$16,100	15,995

REPURCHASE AGREEMENTS (h) 0.0%		4,085

U.S. TREASURY BILLS 0.2%
0.278% due 07/21/2016 - 12/08/2016 (c)(d)(k)(m)	15,917	15,906

Total Short-Term Instruments (Cost $36,088)		35,986

Total Investments in Securities (Cost $9,425,196)		9,723,886

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	47,174	466

Total Short-Term Instruments (Cost $466)		466

Total Investments in Affiliates (Cost $466)		466

Total Investments 107.5% (Cost $9,425,662)		$9,724,352
Financial Derivative Instruments (j)(l) (0.2)% (Cost or Premiums, net $(33,077))		(16,424)
Other Assets and Liabilities, net (7.3)%		(662,448)

Net Assets 100.0%		$9,045,480

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$17,900	$17,989	0.20%
Delta Air Lines, Inc.	2.632	05/09/2019	05/05/2014	5,283	5,243	0.06
Delta Air Lines, Inc.	2.531	09/30/2019	09/29/2014	24,217	23,823	0.26
Norwegian Air Shuttle	5.860 - 6.110	06/24/2021	06/25/2014	10,149	9,926	0.11
Norwegian Air Shuttle	4.110 - 4.250	06/24/2026	06/25/2014	14,611	14,459	0.16
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	6,000	6,653	0.07
Rise Ltd.	4.750	02/15/2039	02/11/2014 - 04/26/2016	8,686	8,603	0.10

				$86,846	$86,696	0.96%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$4,085	U.S. Treasury Notes 1.000% due 05/15/2018	$(4,170)	$4,085	$4,085

Total Repurchase Agreements						$(4,170)	$4,085	$4,085

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(1.500)%	04/21/2016	TBD	(2)	$(812)	$(810)
BOM	0.540	05/10/2016	07/08/2016		(92,475)	(92,547)
	0.600	05/25/2016	07/25/2016		(178,281)	(178,391)
BRC	(0.850)	06/21/2016	TBD	(2)	(3,790)	(3,789)
	(0.850)	07/07/2016	TBD	(2)	(2,748)	(2,748)
BSN	0.580	04/12/2016	07/12/2016		(47,600)	(47,661)
JPS	0.650	05/05/2016	07/05/2016		(56,785)	(56,843)
RDR	0.600	04/14/2016	07/14/2016		(12,225)	(12,241)
SCX	0.600	04/19/2016	07/13/2016		(6,867)	(6,876)
	0.610	04/28/2016	07/12/2016		(3,398)	(3,402)

Total Reverse Repurchase Agreements						$(405,308)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Sale-Buyback Transactions
BCY	(0.100)%	06/30/2016	07/01/2016		$(3,138)	$(3,138)
	0.500	06/07/2016	07/07/2016		(17,666)	(17,673)
GSC	0.320	05/09/2016	07/11/2016		(5,848)	(5,852)
MSC	0.440	06/27/2016	07/05/2016		(54,274)	(54,279)
NOM	0.450	06/28/2016	07/12/2016		(16,785)	(16,788)
TDM	1.250	06/30/2016	07/01/2016		(1,585)	(1,585)

Total Sale-Buyback Transactions						$(99,315)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(557,902) at a weighted average interest rate of 0.480%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.500%	07/01/2046	$10,100	$(10,586)	$(10,656)

Total Short Sales				$(10,586)	$(10,656)

(i)	Securities with an aggregate market value of $514,070 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$130.500	07/22/2016	636	$(258)	$(36)
Call - CBOT U.S. Treasury 10-Year Note August Futures	134.000	07/22/2016	636	(215)	(203)

				$(473)	$(239)

Total Written Options				$(473)	$(239)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	3,842	$(1,618)	$0	$(192)
90-Day Eurodollar June Futures	Short	06/2017	2,059	(1,606)	0	(103)
90-Day Eurodollar June Futures	Short	06/2018	354	(173)	0	(13)
90-Day Eurodollar March Futures	Short	03/2017	3,546	(2,428)	0	(177)
90-Day Eurodollar March Futures	Short	03/2018	333	(386)	0	(13)
90-Day Eurodollar September Futures	Short	09/2017	1,659	(1,397)	0	(83)
90-Day Eurodollar September Futures	Short	09/2018	354	(179)	0	(9)
Australia Government 10-Year Bond September Futures	Long	09/2016	5	4	1	(1)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	254	1,168	73	0
U.S. Treasury 5-Year Note September Futures	Long	09/2016	76	168	6	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	5,480	18,171	0	(428)
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2016	109	1,384	0	(99)

Total Futures Contracts				$13,108	$80	$(1,118)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	06/20/2021	0.997%	$6,100	$3	$20	$5	$0
Mexico Government International Bond	1.000	12/20/2018	0.845	15,000	61	28	19	0

					$64	$48	$24	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$40,744	$2,480	$(72)	$141	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	60,390	2,594	2,015	250	0
CDX.IG-22 5-Year Index	1.000	06/20/2019	6,600	73	(24)	7	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	140,900	1,247	(402)	191	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	621,800	5,109	4,860	1,062	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	1,039,600	11,697	(43)	1,995	0

				$23,200	$6,334	$3,646	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month NZD-BBR	5.000%	12/17/2024	NZD	80,800	$10,757	$5,235	$0	$(197)
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$173,000	(1,097)	(1,100)	0	(13)
Receive	3-Month USD-LIBOR	1.500	12/16/2017		700	(8)	(5)	0	0
Receive	3-Month USD-LIBOR *	2.910	08/20/2019		352,100	(6,605)	(5,337)	0	(6)
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		27,100	(897)	(300)	30	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		32,000	(2,652)	(1,082)	65	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		288,300	(7,991)	(3,543)	643	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		121,900	(18,495)	(10,599)	1,337	0
Receive	6-Month EUR-EURIBOR	0.350	09/10/2017	EUR	133,600	(1,456)	(1,148)	1	0
Receive	6-Month EUR-EURIBOR	0.950	03/25/2025		19,300	(1,400)	(1,356)	0	(57)
Receive	6-Month EUR-EURIBOR *	0.750	09/21/2026		28,600	(1,151)	(1,082)	0	(99)
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		11,600	(1,489)	(966)	0	(74)
Pay	6-Month GBP-LIBOR *	1.250	09/21/2021	GBP	144,400	5,840	5,381	192	0
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		51,300	(3,176)	(3,530)	0	(94)
Receive	6-Month GBP-LIBOR	2.175	03/16/2046		7,100	(2,398)	(2,414)	0	(51)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		21,900	(3,999)	(3,422)	0	(153)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	7,765,000	(6,337)	(3,096)	20	0
Receive	6-Month JPY-LIBOR	1.250	06/17/2035		3,030,000	(6,439)	(3,980)	172	0
Pay	28-Day MXN-TIIE	7.500	06/02/2021	MXN	21,300	106	(34)	3	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		139,600	31	(20)	19	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		219,300	158	62	33	0
Pay	28-Day MXN-TIIE	5.810	09/29/2021		150,900	100	44	23	0
Pay	28-Day MXN-TIIE	5.750	09/30/2021		112,500	57	40	17	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		720,200	111	168	113	0
Pay	28-Day MXN-TIIE	5.740	04/24/2023		438,100	(50)	(47)	120	0
Pay	28-Day MXN-TIIE	5.738	04/25/2023		397,300	(50)	(50)	109	0
Pay	28-Day MXN-TIIE	6.190	01/03/2035		273,900	(848)	551	269	0

						$(49,378)	$(31,630)	$3,166	$(744)

Total Swap Agreements						$(26,114)	$(25,248)	$6,836	$(744)

*	This security has a forward starting effective date.

(k)	Securities with an aggregate market value of $87,409 and cash of $19,875 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016		$1,556	AUD	2,104	$13	$0
	08/2016	AUD	2,104		$1,554	0	(13)
	08/2016	NZD	839		564	0	(34)
	08/2016		$13,806	SGD	18,968	269	0
	08/2016		13,874	TWD	453,333	224	0
	09/2016	CNH	257,790		$39,172	599	0
BOA	07/2016	GBP	41,580		60,968	5,615	0
	07/2016		$173,439	EUR	157,386	1,220	0
	07/2016		41,961	GBP	31,538	24	0
	08/2016	EUR	157,386		$173,625	0	(1,213)
	08/2016	GBP	31,538		41,972	0	(23)
	08/2016	MXN	6,318		339	0	(5)
	08/2016		$4,747	KRW	5,430,568	0	(40)
	10/2016		32,385	BRL	136,000	8,804	0
BPS	07/2016	BRL	17,875		$5,569	4	0
	07/2016		$5,245	BRL	17,875	320	0
	08/2016	BRL	17,875		$5,204	0	(312)
	08/2016	INR	185,123		2,716	0	(5)
	08/2016	JPY	565,100		5,509	32	0
	08/2016	MXN	260,364		13,973	0	(198)
	08/2016		$13,104	MYR	52,927	163	0
	08/2016		12,838	SGD	17,196	0	(78)
	01/2017	BRL	9,922		$3,493	566	0
BRC	08/2016	TWD	861,721		26,425	0	(374)
	08/2016		$16,016	INR	1,082,069	0	(111)
	10/2016	CNH	114,917		$17,550	374	0
CBK	07/2016		$1,116	GBP	756	0	(110)
	07/2016		80,545	JPY	8,937,500	6,004	0
	08/2016	MXN	52,953		$2,831	0	(51)
	08/2016	THB	940,267		26,693	0	(44)
	08/2016		$1,125	MXN	20,711	4	(2)
	08/2016		1,019	NZD	1,450	15	0
DUB	08/2016	SGD	36,062		$26,416	0	(343)
	01/2017		$3,492	BRL	9,922	0	(566)
FBF	08/2016		46,476	MXN	842,976	0	(594)
	09/2016	CNH	302,341		$45,990	751	0
GLM	07/2016	EUR	82,915		91,909	0	(106)
	07/2016		$46,984	EUR	42,107	0	(255)
	07/2016		18,928	GBP	12,941	0	(1,701)
	08/2016		6,290	KRW	7,434,151	154	0
HUS	07/2016		51,079	AUD	69,070	433	0
	07/2016		18,886	RUB	1,278,838	1,058	0
	08/2016	HKD	3,288		$424	0	0
	08/2016	INR	914,343		13,395	0	(45)
	08/2016		$4,806	MYR	19,147	0	(7)
	08/2016		14,010	THB	499,597	197	0
	08/2016		5,697	TWD	181,535	0	(51)
JPM	07/2016	BRL	30,731		$8,441	0	(1,126)
	07/2016	GBP	5,573		7,705	296	(11)
	07/2016		$9,096	BRL	30,731	475	(4)
	07/2016		1,296	EUR	1,137	0	(35)
	08/2016	KRW	30,682,740		$26,193	0	(402)
	08/2016	MXN	667		36	0	(1)
	08/2016		$8,128	KRW	9,305,173	0	(62)
	08/2016		2,731	MYR	10,842	0	(13)
	08/2016		5,367	THB	188,865	4	0
	08/2016		5,697	TWD	181,620	0	(49)
	09/2016	CNH	317,023		$48,224	787	0
MSB	08/2016	RUB	1,250,429		18,552	0	(770)
	08/2016		$5,046	MYR	20,108	0	(6)
	10/2016	BRL	136,000		$34,352	0	(6,837)
NAB	07/2016	AUD	71,174		51,290	0	(1,791)
	07/2016		$91,745	EUR	82,915	269	0
	08/2016	EUR	82,915		$91,847	0	(262)
SCX	07/2016		198,063		221,743	1,943	0
	07/2016		$103,954	JPY	10,592,898	0	(1,374)
	08/2016	JPY	10,592,898		$104,063	1,396	0
	08/2016		$5,367	THB	188,677	0	(2)
	08/2016		1,454	TWD	46,361	0	(12)
	09/2016		61,350	CNH	415,218	779	0
	10/2016	CNH	8,288		$1,269	31	0
	01/2017		2,107		307	0	(7)
TOR	08/2016		$1,866	THB	65,609	0	0
UAG	07/2016	EUR	2,567		$2,921	72	0
	07/2016	JPY	19,530,398		177,581	0	(11,548)
	07/2016		$1,071	GBP	771	0	(44)
	08/2016	MYR	103,248		$25,377	0	(502)
	08/2016		$7,207	KRW	8,524,440	182	0
	09/2016		28,113	CNH	182,076	0	(869)

Total Forward Foreign Currency Contracts						$33,077	$(32,008)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
SCX	Call - OTC USD versus CNH	CNH	6.700	09/29/2016	$17,550	$395	$197

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018	$17,500	$1,820	$505
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	51,200	2,424	1,294
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	08/05/2016	208,300	73	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/17/2017	103,050	421	668
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	47,200	2,360	1,297
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/07/2016	113,600	181	611
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/08/2016	209,300	349	1,123
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016	179,600	1,514	1,387
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017	22,200	1,793	308
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018	8,700	812	182

							$11,747	$7,375

Total Purchased Options							$12,142	$7,572

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-26 5-Year Index	Sell	1.000%	07/20/2016		$28,300	$(44)	$(4)
BPS	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.700	07/20/2016	EUR	38,800	(31)	(15)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	07/20/2016		38,800	(59)	(10)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		29,300	(101)	(45)
BRC	Call - OTC CDX.IG-26 5-Year Index	Buy	0.700	07/20/2016		$46,600	(55)	(12)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.100	07/20/2016		46,600	(73)	(4)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.150	07/20/2016		69,500	(123)	(4)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	07/20/2016	EUR	47,400	(67)	(2)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	07/20/2016		38,100	(82)	(28)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	07/20/2016		47,400	(64)	(12)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.650	09/21/2016		56,700	(81)	(52)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	09/21/2016		56,700	(116)	(148)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.200	09/21/2016		54,400	(213)	(100)
CBK	Put - OTC CDX.IG-26 5-Year Index	Sell	1.050	09/21/2016		$47,000	(80)	(57)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	09/21/2016	EUR	1,000	(3)	(2)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		29,400	(97)	(45)
GST	Put - OTC CDX.IG-26 5-Year Index	Sell	1.150	07/20/2016		$47,200	(85)	(2)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	07/20/2016	EUR	95,300	(109)	(3)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	07/20/2016		95,300	(152)	(14)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	09/21/2016		53,000	(190)	(113)
JPM	Call - OTC CDX.IG-26 5-Year Index	Buy	0.750	07/20/2016		$94,150	(94)	(68)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.100	07/20/2016		94,150	(174)	(8)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.150	09/21/2016		67,100	(124)	(52)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.650	09/21/2016	EUR	31,600	(54)	(29)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	09/21/2016		31,600	(57)	(82)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	09/21/2016		29,300	(66)	(62)

							$(2,394)	$(973)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus BRL	BRL	4.380	09/15/2016	$7,300	$(173)	$(4)
GLM	Call - OTC USD versus BRL		4.380	09/15/2016	23,900	(604)	(12)
	Call - OTC USD versus BRL		4.500	09/15/2016	33,300	(875)	(11)
	Call - OTC USD versus CNH	CNH	7.050	12/08/2016	27,900	(389)	(175)
	Call - OTC USD versus MXN	MXN	19.000	08/11/2016	18,000	(203)	(163)
HUS	Call - OTC USD versus CNH	CNH	7.000	12/07/2016	40,300	(567)	(286)
JPM	Call - OTC USD versus CNH		7.000	12/07/2016	83,070	(1,166)	(590)
	Call - OTC USD versus CNH		7.050	12/08/2016	74,470	(1,051)	(467)
SCX	Put - OTC USD versus CNH		6.280	09/29/2016	17,550	(105)	(4)
	Call - OTC USD versus CNH		7.000	09/29/2016	17,550	(273)	(54)

						$(5,406)	$(1,766)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$(240)	$(3)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	21,200	(273)	(3)

						$(513)	$(6)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018	$77,000	$(1,820)	$(237)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	262,150	(2,681)	(1,187)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	236,000	(2,382)	(1,073)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	01/17/2017	22,400	(421)	(905)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016	359,200	(1,531)	(1,365)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017	97,400	(1,830)	(130)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	38,300	(821)	(114)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.670	12/07/2016	24,700	(181)	(763)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.630	12/08/2016	45,500	(350)	(1,294)

							$(12,017)	$(7,068)

Total Written Options							$(20,330)	$(9,813)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Dominion Resources, Inc.	(1.000)%	06/20/2021	0.462%	$1,500	$(49)	$9	$0	$(40)
BPS	Aetna, Inc.	(1.000)	12/20/2020	0.328	5,100	(167)	14	0	(153)
CBK	Deere & Co.	(1.000)	12/20/2020	0.626	4,575	(65)	(11)	0	(76)
GST	Darden Restaurants, Inc.	(1.000)	06/20/2020	0.628	11,500	(17)	(154)	0	(171)
	Dow Chemical Co.	(1.000)	12/20/2020	0.704	4,000	(44)	(9)	0	(53)
	Newmont Mining Corp.	(1.000)	12/20/2020	0.958	5,250	94	(105)	0	(11)
JPM	Aetna, Inc.	(1.000)	12/20/2020	0.328	8,000	(257)	17	0	(240)
	Caterpillar, Inc.	(1.000)	12/20/2020	0.686	7,650	(35)	(72)	0	(107)
	Cigna Corp.	(1.000)	03/20/2021	0.407	2,550	(82)	11	0	(71)
	ERP Operating LP	(1.000)	12/20/2020	0.391	3,800	(116)	12	0	(104)
MYC	Kinder Morgan Energy Partners LP	(1.000)	03/20/2019	1.202	400	17	(15)	2	0
	Newmont Mining Corp.	(1.000)	12/20/2020	0.958	1,750	31	(35)	0	(4)

						$(690)	$(338)	$2	$(1,030)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	06/20/2020	0.809%		$25,000	$489	$(296)	$193	$0
	China Government International Bond	1.000	09/20/2020	1.046		250	0	0	0	0
	Credit Suisse Group Finance	1.000	06/20/2017	1.174	EUR	6,500	4	(14)	0	(10)
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.958		$2,000	(2)	6	4	0
	HCP, Inc.	1.000	12/20/2020	1.913		10,000	(831)	447	0	(384)
	Italy Government International Bond	1.000	12/20/2018	0.974		100	(5)	5	0	0
	Italy Government International Bond	1.000	09/20/2019	1.119		30,000	45	(148)	0	(103)
	Italy Government International Bond	1.000	06/20/2021	1.390		6,000	(96)	(12)	0	(108)
	Morgan Stanley	1.000	06/20/2020	0.914		26,600	210	(113)	97	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	16,400	(92)	155	63	0
	Volkswagen International Finance NV	1.000	06/20/2021	1.300		9,000	(153)	10	0	(143)
BPS	BHP Billiton Finance USA Ltd.	1.000	06/20/2021	1.474		$800	(25)	7	0	(18)
	China Government International Bond	1.000	09/20/2020	1.046		23,550	(194)	157	0	(37)
	China Government International Bond	1.000	12/20/2020	1.108		1,400	(27)	21	0	(6)
	Ford Motor Credit Co. LLC	5.000	06/20/2021	1.403		2,700	474	(12)	462	0
	Petrobras Global Finance BV	1.000	06/20/2019	5.290		3,250	(250)	(131)	0	(381)
	Petrobras Global Finance BV	1.000	09/20/2019	5.524		37,700	(2,053)	(2,944)	0	(4,997)
	Petrobras Global Finance BV	1.000	12/20/2019	5.720		6,600	(720)	(252)	0	(972)
	Petroleos Mexicanos	1.000	09/20/2020	2.962		15,500	(776)	(416)	0	(1,192)
	Pioneer Natural Resources Co.	1.000	12/20/2020	1.372		5,000	(447)	369	0	(78)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	1,400	(18)	23	5	0
BRC	Berkshire Hathaway, Inc.	1.000	06/20/2021	1.004		$5,500	(13)	14	1	0
	Berkshire Hathaway, Inc.	1.000	12/20/2021	1.099		8,800	63	(106)	0	(43)
	Exelon Generation Co. LLC	1.000	06/20/2021	1.864		3,400	(135)	(2)	0	(137)
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.958		2,000	(2)	6	4	0
	Italy Government International Bond	1.000	12/20/2018	0.974		4,600	(229)	233	4	0
	Italy Government International Bond	1.000	03/20/2020	1.207		5,000	(8)	(28)	0	(36)
	Italy Government International Bond	1.000	06/20/2021	1.390		8,200	(134)	(14)	0	(148)
	Kinder Morgan, Inc.	1.000	12/20/2020	2.307		2,000	(298)	189	0	(109)
	MetLife, Inc.	1.000	12/20/2021	1.441		7,000	22	(180)	0	(158)
	MetLife, Inc.	1.000	03/20/2022	1.495		2,800	(4)	(70)	0	(74)
	Mexico Government International Bond	1.000	06/20/2021	1.541		18,250	(502)	39	0	(463)
	Petroleos Mexicanos	1.000	09/20/2020	2.962		4,600	(237)	(117)	0	(354)
	Shell International Finance BV	1.000	03/20/2020	0.529	EUR	850	19	(2)	17	0
	Sprint Communications, Inc.	5.000	09/20/2020	8.720		$7,900	3	(969)	0	(966)
CBK	Anadarko Petroleum Corp.	1.000	06/20/2021	2.434		2,200	(150)	7	0	(143)
	Berkshire Hathaway, Inc.	1.000	06/20/2023	1.299		4,400	(65)	(19)	0	(84)
	Devon Energy Corp.	1.000	12/20/2020	2.266		300	(40)	24	0	(16)
	Italy Government International Bond	1.000	03/20/2020	1.207		10,000	(19)	(53)	0	(72)
	Italy Government International Bond	1.000	06/20/2021	1.390		50,000	(416)	(486)	0	(902)
	MetLife, Inc.	1.000	06/20/2021	1.314		25,000	(400)	34	0	(366)
	Prudential Financial, Inc.	1.000	06/20/2020	0.965		9,500	92	(76)	16	0
	Prudential Financial, Inc.	1.000	06/20/2021	1.234		10,500	(102)	(12)	0	(114)
	South Africa Government International Bond	1.000	06/20/2021	2.782		9,500	(793)	3	0	(790)
	Sprint Communications, Inc.	5.000	09/20/2020	8.720		2,400	45	(338)	0	(293)
	Valeant Pharmaceuticals International, Inc.	5.000	12/20/2020	8.697		400	10	(58)	0	(48)
DUB	Berkshire Hathaway, Inc.	1.000	03/20/2024	1.358		10,000	(159)	(90)	0	(249)
	China Government International Bond	1.000	09/20/2020	1.046		10,000	29	(45)	0	(16)
	Italy Government International Bond	1.000	12/20/2018	0.974		1,800	(84)	86	2	0
	Italy Government International Bond	1.000	06/20/2019	1.062		86,900	94	(225)	0	(131)
	Italy Government International Bond	1.000	09/20/2019	1.119		1,400	(2)	(3)	0	(5)
	MetLife, Inc.	1.000	03/20/2021	1.247		10,000	(32)	(77)	0	(109)
	MetLife, Inc.	1.000	09/20/2021	1.381		24,800	250	(713)	0	(463)
	Mexico Government International Bond	1.000	06/20/2021	1.541		700	(20)	2	0	(18)
	Morgan Stanley	1.000	03/20/2021	1.054		24,700	(220)	167	0	(53)
	Pacific Gas & Electric Co.	1.000	09/20/2016	0.092		20,000	(202)	249	47	0
	Prudential Financial, Inc.	1.000	09/20/2021	1.286		47,300	509	(1,168)	0	(659)
FBF	American Airlines Group, Inc.	5.000	12/20/2016	2.019		2,050	43	(11)	32	0
	Pacific Gas & Electric Co.	1.000	09/20/2016	0.092		5,000	(50)	62	12	0
GST	American Tower Corp.	1.000	06/20/2021	1.754		12,500	(590)	155	0	(435)
	Berkshire Hathaway, Inc.	1.000	06/20/2021	1.004		15,000	71	(69)	2	0
	Berkshire Hathaway, Inc.	1.000	06/20/2023	1.299		5,000	(103)	8	0	(95)
	BHP Billiton Finance USA Ltd.	1.000	12/20/2020	1.344		6,100	(189)	101	0	(88)
	China Government International Bond	1.000	06/20/2021	1.213		12,100	(119)	0	0	(119)
	Enbridge, Inc.	1.000	09/20/2017	1.563		9,000	155	(214)	0	(59)
	Enterprise Products Operating LLC	1.000	06/20/2021	1.870		6,000	(310)	68	0	(242)
	General Motors Co.	5.000	06/20/2021	1.819		3,000	435	15	450	0
	Gilead Sciences, Inc.	1.000	06/20/2017	0.219		5,000	(20)	68	48	0
	Italy Government International Bond	1.000	06/20/2021	1.390		80,600	(940)	(513)	0	(1,453)
	Morgan Stanley	1.000	06/20/2020	0.914		28,100	243	(141)	102	0
	Pacific Gas & Electric Co.	1.000	09/20/2016	0.092		2,500	(25)	31	6	0
	Petrobras Global Finance BV	1.000	09/20/2019	5.524		9,600	(545)	(727)	0	(1,272)
	Petroleos Mexicanos	1.000	09/20/2020	2.962		16,000	(798)	(433)	0	(1,231)
	Shell International Finance BV	1.000	03/20/2020	0.529	EUR	1,800	42	(6)	36	0
	Spain Government International Bond	1.000	06/20/2020	0.866		$26,600	370	(224)	146	0
	Sprint Communications, Inc.	5.000	09/20/2020	8.720		2,000	21	(265)	0	(244)
	Viacom, Inc.	1.000	03/20/2021	1.409		4,700	(184)	98	0	(86)
HUS	China Government International Bond	1.000	09/20/2020	1.046		13,300	(32)	11	0	(21)
	Italy Government International Bond	1.000	12/20/2020	1.325		200	1	(4)	0	(3)
	Mexico Government International Bond	1.000	12/20/2018	0.889		29,450	(42)	131	89	0
	Petrobras Global Finance BV	1.000	06/20/2019	5.290		5,400	(445)	(188)	0	(633)
JPM	Berkshire Hathaway, Inc.	1.000	06/20/2021	1.004		2,600	13	(13)	0	0
	China Government International Bond	1.000	09/20/2020	1.046		1,750	(1)	(2)	0	(3)
	Ford Motor Credit Co. LLC	5.000	06/20/2021	1.403		6,000	925	102	1,027	0
	Italy Government International Bond	1.000	06/20/2020	1.243		5,000	(6)	(39)	0	(45)
	Italy Government International Bond	1.000	12/20/2020	1.325		13,800	(26)	(161)	0	(187)
	Morgan Stanley	1.000	06/20/2020	0.914		12,000	87	(43)	44	0
	Petroleos Mexicanos	1.000	09/20/2020	2.962		2,800	(151)	(64)	0	(215)

	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	2,800	(25)	36	11	0
	Williams Cos., Inc.	1.000	09/20/2019	2.571		$2,800	7	(141)	0	(134)
MYC	Anadarko Petroleum Corp.	1.000	12/20/2020	2.287		8,700	(1,002)	538	0	(464)
	Chesapeake Energy Corp.	5.000	09/20/2016	4.720		3,000	98	(92)	6	0
	Devon Energy Corp.	1.000	12/20/2020	2.266		16,900	(3,421)	2,530	0	(891)
	Enterprise Products Operating LLC	1.000	06/20/2021	1.870		7,800	(294)	(20)	0	(314)
	Ford Motor Credit Co. LLC	5.000	06/20/2021	1.403		11,800	1,807	212	2,019	0
	Italy Government International Bond	1.000	12/20/2018	0.974		17,500	(815)	831	16	0
	Italy Government International Bond	1.000	03/20/2019	1.022		2,900	6	(7)	0	(1)
	Italy Government International Bond	1.000	06/20/2019	1.062		44,400	(173)	106	0	(67)
	Italy Government International Bond	1.000	06/20/2020	1.243		10,100	(17)	(74)	0	(91)
	Mexico Government International Bond	1.000	12/20/2018	0.889		11,650	(42)	77	35	0
	Mexico Government International Bond	1.000	03/20/2019	0.951		18,350	142	(112)	30	0
	Pioneer Natural Resources Co.	1.000	12/20/2020	1.372		4,500	(482)	412	0	(70)
	Spain Government International Bond	1.000	06/20/2020	0.866		25,000	322	(184)	138	0
NGF	South Africa Government International Bond	1.000	06/20/2021	2.782		9,500	(783)	3	0	(780)
RYL	Pacific Gas & Electric Co.	1.000	09/20/2016	0.092		2,500	(26)	32	6	0
SOG	Italy Government International Bond	1.000	06/20/2021	1.390		17,600	(282)	(35)	0	(317)

							$(14,747)	$(5,091)	$5,170	$(25,008)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	12/20/2020	$25,600	$155	$2,273	$2,428	$0
DUB	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	1,800	(162)	30	0	(132)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	2,200	(216)	(7)	0	(223)
GST	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	16,400	(1,696)	35	0	(1,661)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	4,600	(973)	(57)	0	(1,030)
JPS	CMBX.NA.BB.6 Index	5.000	05/11/2063	7,000	(993)	36	0	(957)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	3,500	(308)	50	0	(258)
MEI	CMBX.NA.BB.6 Index	5.000	05/11/2063	5,350	(752)	21	0	(731)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	1,800	(160)	27	0	(133)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	4,400	(481)	36	0	(445)
MYC	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	9,200	(763)	86	0	(677)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	19,700	(2,110)	115	0	(1,995)
	MCDX-24 10-Year Index	1.000	06/20/2025	11,100	(376)	90	0	(286)

					$(8,835)	$2,735	$2,428	$(8,528)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	1.303%	09/30/2020		$7,550	$0	$38	$38	$0
	Receive	3-Month USD-CPURNSA Index	1.273	09/30/2020		29,300	0	194	194	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		5,500	0	(93)	0	(93)
BPS	Receive	3-Month EUR-EXT-CPI Index	0.995	12/08/2020	EUR	7,000	0	(170)	0	(170)
CBK	Receive	3-Month EUR-EXT-CPI Index	1.005	12/15/2020		17,800	0	(444)	0	(444)
	Pay	3-Month NZD-BBR	5.000	12/17/2024	NZD	8,000	135	931	1,066	0
DUB	Pay	1-Year BRL-CDI	12.360	01/04/2021	BRL	422,900	(803)	2,420	1,616	0
	Pay	3-Month NZD-BBR	5.000	12/17/2024	NZD	24,200	432	2,793	3,225	0
GLM	Pay	1-Year BRL-CDI	12.680	01/02/2019	BRL	375,000	0	733	733	0
	Receive	3-Month EUR-EXT-CPI Index	1.005	12/15/2020	EUR	11,000	0	(274)	0	(274)
	Receive	3-Month EUR-EXT-CPI Index	0.985	12/15/2020		20,600	0	(489)	0	(489)
HUS	Pay	1-Year BRL-CDI	12.360	01/04/2021	BRL	339,600	40	1,258	1,298	0
JPM	Pay	3-Month NZD-BBR	5.000	12/17/2024	NZD	6,200	109	717	826	0
MYC	Pay	1-Year BRL-CDI	12.360	01/04/2021	BRL	2,500	(3)	13	10	0
	Receive	3-Month EUR-EXT-CPI Index	0.875	05/15/2021	EUR	75,600	(54)	(377)	0	(431)
	Receive	3-Month USD-CPURNSA Index	1.533	11/07/2016		$12,900	0	(207)	0	(207)

							$(144)	$7,043	$9,006	$(2,108)

Total Swap Agreements							$(24,416)	$4,349	$16,606	$(36,674)

(m)	Securities with an aggregate market value of $50,568 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$403,543	$119,542	$523,085
Corporate Bonds & Notes
Banking & Finance	6,395	3,215,194	19,399	3,240,988
Industrials	0	2,325,445	12,212	2,337,657
Utilities	0	669,863	4,543	674,406
Municipal Bonds & Notes
California	0	2,230	0	2,230
Colorado	0	9,642	0	9,642
Illinois	0	14,052	0	14,052
New York	0	3,647	0	3,647
Ohio	0	18,342	0	18,342
Virginia	0	4,563	0	4,563
Washington	0	2,223	0	2,223
U.S. Government Agencies	0	143,386	1,909	145,295
U.S. Treasury Obligations	0	2,134,993	0	2,134,993
Non-Agency Mortgage-Backed Securities	0	151,401	0	151,401
Asset-Backed Securities	0	319,109	5,921	325,030
Sovereign Issues	0	52,126	0	52,126
Common Stocks
Consumer Discretionary	43	0	0	43
Convertible Preferred Securities
Banking & Finance	0	15,792	0	15,792
Preferred Securities
Banking & Finance	529	31,856	0	32,385
Short-Term Instruments
Certificates of Deposit	0	0	15,995	15,995
Repurchase Agreements	0	4,085	0	4,085
U.S. Treasury Bills	0	15,906	0	15,906
	$6,967	$9,537,398	$179,521	$9,723,886

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$466	$0	$0	$466

Total Investments	$7,433	$9,537,398	$179,521	$9,724,352

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,656)	$0	$(10,656)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	80	6,836	0	6,916
Over the counter	0	57,255	0	57,255
	$80	$64,091	$0	$64,171

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,118)	(983)	0	(2,101)
Over the counter	(2)	(78,493)	0	(78,495)

	$(1,120)	$(79,476)	$0	$(80,596)

Totals	$6,393	$9,511,357	$179,521	$9,697,271

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (2)
Investments in Securities, at Value
Bank Loan Obligations	$102,177	$17,444	$(7,971)	$2	$(35)	$(952)	$8,877	$0	$119,542	$(1,018)
Corporate Bonds & Notes
Banking & Finance	11,641	0	0	5	0	190	7,563	0	19,399	190
Industrials	0	13,591	0	(12)	0	(1,367)	0	0	12,212	(1,367)
Utilities	4,465	0	0	0	0	78	0	0	4,543	78
U.S. Government Agencies	1,953	0	(12)	1	4	(37)	0	0	1,909	(38)
Asset-Backed Securities	6,200	0	(411)	0	0	15	5,921	(5,804)	5,921	0
Short-Term Instruments
Certificates of Deposit	0	0	0	14,998	0	(103)	1,100	0	15,995	0

	$126,436	$31,035	$(8,394)	$14,994	$(31)	$(2,176)	$23,461	$(5,804)	$179,521	$(2,155)
Financial Derivative Instruments - Liabilities
Over the counter	(7)	0	0	0	(19)	26	0	0	0	0

Totals	$126,429	$31,035	$(8,394)	$14,994	$(50)	$(2,150)	$23,461	$(5,804)	$179,521	$(2,155)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$109,661	Proxy Pricing	Base Price	97.75 - 100.50
	9,881	Third Party Vendor	Broker Quote	76.75 - 98.75
Corporate Bonds & Notes
Banking & Finance	6,653	Proxy Pricing	Base Price	102.67
	5,183	Reference Instrument	Spread movement	37.00 bps
	7,563	Third Party Vendor	Broker Quote	111.22
Industrials	12,212	Proxy Pricing	Base Price	100.00
Utilities	4,543	Proxy Pricing	Base Price	102.13
U.S. Government Agencies	1,909	Proxy Pricing	Base Price	53.50
Asset-Backed Securities	5,921	Third Party Vendor	Broker Quote	98.75
Short-Term Instruments
Certificates of Deposit	15,995	Third Party Vendor	Broker Quote	99.35

Total	$179,521

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Total Return Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.1%
BANK LOAN OBLIGATIONS 0.2%
Rise Ltd.
4.750% due 01/31/2021 (f)	$5,894	$5,837

Total Bank Loan Obligations (Cost $5,924)		5,837

CORPORATE BONDS & NOTES 56.1%
BANKING & FINANCE 18.0%
AerCap Ireland Capital Ltd.
5.000% due 10/01/2021	1,850	1,929
AIG SunAmerica Global Financing
6.900% due 03/15/2032	735	958
Alleghany Corp.
4.900% due 09/15/2044	2,500	2,618
American Tower Corp.
4.000% due 06/01/2025	13,400	14,283
Asian Development Bank
5.820% due 06/16/2028	500	680
Aviation Loan Trust
2.763% due 12/15/2022	3,924	3,573
Banco del Estado de Chile
2.000% due 11/09/2017	12,000	12,047
Banco do Brasil S.A.
3.875% due 10/10/2022	11,038	10,183
Bank of America Corp.
0.956% due 08/15/2016	100	100
6.250% due 09/05/2024 (e)	11,000	11,185
7.750% due 05/14/2038	400	565
Bank One Corp.
7.625% due 10/15/2026	95	126
8.000% due 04/29/2027	100	136
Barclays Bank PLC
10.179% due 06/12/2021	9,060	11,419
Berkshire Hathaway, Inc.
4.500% due 02/11/2043	22,400	25,677
BGC Partners, Inc.
5.125% due 05/27/2021	2,000	2,039
Blackstone Holdings Finance Co. LLC
6.250% due 08/15/2042	2,000	2,503
BPCE S.A.
4.625% due 07/11/2024	10,700	10,746
Citigroup, Inc.
6.250% due 08/15/2026 (e)	10,800	11,137
6.675% due 09/13/2043	4,900	6,317
8.125% due 07/15/2039	5,571	8,721
CME Group, Inc.
5.300% due 09/15/2043	3,740	4,793
Cooperatieve Rabobank UA
3.375% due 05/21/2025	2,550	2,669
11.000% due 06/30/2019 (e)	8,200	9,809
Credit Agricole S.A.
8.375% due 10/13/2019 (e)	10,000	11,214
Credit Suisse AG
6.500% due 08/08/2023	13,000	13,653
Credit Suisse Group Funding Guernsey Ltd.
4.875% due 05/15/2045	5,200	5,202
Fidelity National Financial, Inc.
5.500% due 09/01/2022	700	773
First American Financial Corp.
4.300% due 02/01/2023	4,500	4,621
FMR LLC
4.950% due 02/01/2033	3,000	3,355
5.150% due 02/01/2043	11,300	12,845
Ford Holdings LLC
9.300% due 03/01/2030	10,000	13,987
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035	34,210	38,453
Goldman Sachs Group, Inc.
3.500% due 01/23/2025	800	824
3.625% due 01/22/2023	2,100	2,207
5.375% due 05/10/2020 (e)	5,100	5,050
5.700% due 05/10/2019 (e)	8,900	8,894
6.125% due 02/15/2033	350	438
6.450% due 05/01/2036	900	1,067
6.750% due 10/01/2037	10,285	12,733

HSBC Bank USA N.A.
5.625% due 08/15/2035	400	462
5.875% due 11/01/2034	230	274
HSBC Holdings PLC
3.600% due 05/25/2023	7,500	7,673
3.900% due 05/25/2026	7,800	8,060
6.375% due 09/17/2024 (e)	9,000	8,516
International Lease Finance Corp.
4.625% due 04/15/2021	200	207
8.625% due 01/15/2022	1,900	2,320
JPMorgan Chase & Co.
3.900% due 07/15/2025	19,700	21,313
5.000% due 07/01/2019 (e)	11,400	10,915
6.100% due 10/01/2024 (e)	13,900	14,352
7.900% due 04/30/2018 (e)	1,400	1,430
Kilroy Realty LP
4.250% due 08/15/2029	8,900	9,444
LeasePlan Corp. NV
2.500% due 05/16/2018	2,800	2,802
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^	1,200	84
MetLife, Inc.
5.700% due 06/15/2035	5,500	6,704
Mizuho Financial Group, Inc.
3.477% due 04/12/2026	1,100	1,175
Morgan Stanley
6.375% due 07/24/2042	6,600	8,941
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054	8,200	8,221
Nasdaq, Inc.
3.850% due 06/30/2026	7,000	7,130
Navient Corp.
5.625% due 08/01/2033	6,400	4,528
8.000% due 03/25/2020	3,900	3,995
New York Life Insurance Co.
6.750% due 11/15/2039	2,500	3,425
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040	10,000	12,819
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,200	1,220
4.950% due 04/01/2024	2,000	2,085
Pacific Life Insurance Co.
9.250% due 06/15/2039	9,300	14,150
Regions Financial Corp.
7.375% due 12/10/2037	4,000	5,131
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)	7,000	7,525
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054	4,800	4,746
6.850% due 12/16/2039	6,900	9,397
Travelers Cos., Inc.
4.300% due 08/25/2045	4,900	5,598
Vonovia Finance BV
5.000% due 10/02/2023	3,100	3,418
Wells Fargo & Co.
3.000% due 04/22/2026	13,300	13,574
5.900% due 06/15/2024 (e)	8,200	8,446
Wells Fargo Bank N.A.
6.600% due 01/15/2038	8,061	11,085
Welltower, Inc.
5.125% due 03/15/2043	12,400	13,369
Weyerhaeuser Co.
7.375% due 03/15/2032	17,200	22,823

		556,886

INDUSTRIALS 26.0%
AbbVie, Inc.
3.200% due 05/14/2026	5,900	5,978
4.300% due 05/14/2036	4,400	4,496
4.400% due 11/06/2042	10,709	10,962
4.450% due 05/14/2046	2,100	2,140
4.500% due 05/14/2035	11,400	11,929
4.700% due 05/14/2045	900	956
Actavis Funding SCS
3.850% due 06/15/2024	7,477	7,823
4.550% due 03/15/2035	2,700	2,775
4.750% due 03/15/2045	10,600	11,144
4.850% due 06/15/2044	3,800	4,020
ADT Corp.
4.125% due 06/15/2023	8,300	7,812
Aetna, Inc.
3.200% due 06/15/2026	4,100	4,231
4.250% due 06/15/2036	3,000	3,110
Altice Financing S.A.
7.500% due 05/15/2026	2,600	2,561

Altria Group, Inc.
9.950% due 11/10/2038	3,074	5,550
American Airlines Pass-Through Trust
3.700% due 04/01/2028	2,283	2,378
4.000% due 01/15/2027	438	462
Amgen, Inc.
4.400% due 05/01/2045	6,800	7,126
4.563% due 06/15/2048	6,455	6,732
4.663% due 06/15/2051	10,179	10,668
Anadarko Petroleum Corp.
4.500% due 07/15/2044	7,385	6,813
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040	8,100	7,938
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	1,600	1,716
AP Moeller - Maersk A/S
3.750% due 09/22/2024	600	615
Barrick Gold Corp.
5.800% due 11/15/2034	10	10
Barrick International Barbados Corp.
6.350% due 10/15/2036	9,190	9,533
Boston Scientific Corp.
7.375% due 01/15/2040	12,750	16,976
Burlington Northern Santa Fe LLC
3.900% due 08/01/2046	3,100	3,281
4.550% due 09/01/2044	1,300	1,500
6.530% due 07/15/2037	200	269
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,119
Canadian Pacific Railway Co.
4.800% due 08/01/2045	2,300	2,664
CBS Corp.
4.600% due 01/15/2045	4,000	3,983
4.850% due 07/01/2042	7,354	7,421
Cenovus Energy, Inc.
6.750% due 11/15/2039	6,400	6,745
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	5,360
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024	2,000	2,056
Chevron Corp.
2.954% due 05/16/2026	7,800	8,064
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,348
Comcast Corp.
4.400% due 08/15/2035	9,300	10,517
6.400% due 03/01/2040	4,000	5,603
6.550% due 07/01/2039	1,150	1,604
7.050% due 03/15/2033	7,590	10,652
Conoco Funding Co.
7.250% due 10/15/2031	10	13
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,616	2,750
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	200	229
Cox Communications, Inc.
8.375% due 03/01/2039	3,118	3,780
CRH America, Inc.
3.875% due 05/18/2025	2,600	2,750
Crown Castle Towers LLC
6.113% due 01/15/2040	1,100	1,225
CSX Corp.
6.150% due 05/01/2037	800	1,051
CVS Pass-Through Trust
6.036% due 12/10/2028	118	135
7.507% due 01/10/2032	18,385	23,184
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	15,327	23,148
Devon Energy Corp.
7.950% due 04/15/2032	6,905	7,934
Diamond 1 Finance Corp.
4.420% due 06/15/2021	7,700	7,923
6.020% due 06/15/2026	2,300	2,391
DISH DBS Corp.
5.000% due 03/15/2023	8,500	7,756
Domtar Corp.
6.750% due 02/15/2044	5,000	5,490
Ecopetrol S.A.
5.875% due 09/18/2023	5,500	5,679
Energy Transfer Partners LP
4.900% due 03/15/2035	1,200	1,064
5.150% due 02/01/2043	2,700	2,423
6.625% due 10/15/2036	5,200	5,465
Enterprise Products Operating LLC
4.450% due 02/15/2043	1,000	1,005
5.750% due 03/01/2035	600	664

5.950% due 02/01/2041	1,500	1,765
6.125% due 10/15/2039	800	951
6.875% due 03/01/2033	10,000	12,139
ERAC USA Finance LLC
4.500% due 02/15/2045	1,550	1,645
Forest Laboratories LLC
4.375% due 02/01/2019	1,000	1,055
General Electric Co.
5.875% due 01/14/2038	2,749	3,728
6.750% due 03/15/2032	5,406	7,603
Georgia-Pacific LLC
5.400% due 11/01/2020	1,900	2,154
7.750% due 11/15/2029	80	116
8.000% due 01/15/2024	1,750	2,342
Gerdau Trade, Inc.
5.750% due 01/30/2021	100	96
Goldcorp, Inc.
3.625% due 06/09/2021	2,600	2,681
5.450% due 06/09/2044	2,300	2,335
GTL Trade Finance, Inc.
5.893% due 04/29/2024	1,245	1,104
Harris Corp.
5.054% due 04/27/2045	2,300	2,621
Hess Corp.
7.300% due 08/15/2031	1,300	1,497
International Paper Co.
5.150% due 05/15/2046	4,700	5,093
Kansas City Southern
3.125% due 06/01/2026	1,100	1,125
KeySpan Corp.
5.803% due 04/01/2035	120	146
Kinder Morgan Energy Partners LP
5.500% due 03/01/2044	6,000	6,028
5.800% due 03/15/2035	4,450	4,587
6.500% due 09/01/2039	7,000	7,347
6.950% due 01/15/2038	7,470	8,286
7.300% due 08/15/2033	3,000	3,276
Kraft Heinz Foods Co.
4.375% due 06/01/2046	3,500	3,720
6.500% due 02/09/2040	13,500	17,899
7.125% due 08/01/2039	7,850	11,037
Kroger Co.
6.900% due 04/15/2038	9,600	13,418
7.500% due 04/01/2031	200	281
Massachusetts Institute of Technology
4.678% due 07/01/2114	2,740	3,280
McDonald’s Corp.
5.700% due 02/01/2039	55	69
Microsoft Corp.
3.500% due 02/12/2035	9,400	9,705
4.000% due 02/12/2055	1,900	1,908
Moody’s Corp.
5.250% due 07/15/2044	8,000	9,774
Motorola Solutions, Inc.
5.500% due 09/01/2044	7,900	7,142
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)	10,000	10,338
NBCUniversal Media LLC
6.400% due 04/30/2040	9,500	13,189
New York and Presbyterian Hospital
3.563% due 08/01/2036	3,500	3,674
4.063% due 08/01/2056	900	967
4.763% due 08/01/2116	3,500	3,719
Newell Brands, Inc.
5.375% due 04/01/2036	700	811
5.500% due 04/01/2046	500	597
Norwegian Air Shuttle
4.875% due 11/10/2029	6,000	6,053
Numericable SFR S.A.
7.375% due 05/01/2026	7,400	7,326
Ooredoo International Finance Ltd.
5.000% due 10/19/2025	900	1,010
Oracle Corp.
2.650% due 07/15/2026 (a)	10,000	10,024
3.850% due 07/15/2036 (a)	3,600	3,619
4.300% due 07/08/2034	2,000	2,135
4.500% due 07/08/2044	900	1,016
Packaging Corp. of America
3.650% due 09/15/2024	1,600	1,656
Pernod Ricard S.A.
3.250% due 06/08/2026	10,000	10,261
Pfizer, Inc.
7.200% due 03/15/2039	2,330	3,554
Philip Morris International, Inc.
6.375% due 05/16/2038	2,400	3,328

Pride International, Inc.
7.875% due 08/15/2040	3,500	2,460
QUALCOMM, Inc.
4.800% due 05/20/2045	9,100	9,503
QVC, Inc.
5.950% due 03/15/2043	3,500	3,250
Regency Energy Partners LP
5.875% due 03/01/2022	300	319
Reynolds American, Inc.
6.150% due 09/15/2043	3,500	4,592
7.250% due 06/15/2037	200	273
Rockies Express Pipeline LLC
6.875% due 04/15/2040	4,700	4,500
S&P Global, Inc.
4.000% due 06/15/2025	2,300	2,516
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026	2,800	2,800
Southern Co.
4.250% due 07/01/2036	5,400	5,749
4.400% due 07/01/2046	12,400	13,395
Southern Copper Corp.
5.250% due 11/08/2042	8,000	7,135
Sovran Acquisition LP
3.500% due 07/01/2026	1,400	1,416
Spectra Energy Partners LP
4.500% due 03/15/2045	2,900	2,962
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	400	416
Stanley Black & Decker, Inc.
5.200% due 09/01/2040	2,035	2,406
Statoil ASA
4.250% due 11/23/2041	2,500	2,640
Suncor Energy, Inc.
6.500% due 06/15/2038	800	1,037
6.850% due 06/01/2039	2,500	3,336
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	7,100	9,148
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,220
7.625% due 04/01/2037	4,720	5,585
8.375% due 06/15/2032	3,600	4,091
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	49	59
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	4,063
Time Warner Cable, Inc.
5.875% due 11/15/2040	1,000	1,093
6.550% due 05/01/2037	14,450	16,911
6.750% due 06/15/2039	2,700	3,184
7.300% due 07/01/2038	1,225	1,539
Time Warner, Inc.
5.350% due 12/15/2043	991	1,140
6.100% due 07/15/2040	7,780	9,547
6.500% due 11/15/2036	1,462	1,861
7.700% due 05/01/2032	70	98
Topaz Solar Farms LLC
4.875% due 09/30/2039	5,816	6,232
TTX Co.
4.200% due 07/01/2046	3,000	3,154
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	5,752	6,076
4.625% due 12/03/2026	5,335	5,689
5.900% due 04/01/2026	3,198	3,665
United Airlines Pass-Through Trust
4.000% due 10/11/2027	1,885	1,991
4.300% due 02/15/2027	13,443	14,518
UnitedHealth Group, Inc.
4.625% due 07/15/2035	8,900	10,363
4.750% due 07/15/2045	5,700	6,918
Vale Overseas Ltd.
6.875% due 11/10/2039	1,400	1,281
Viacom, Inc.
4.375% due 03/15/2043	3,598	2,919
5.850% due 09/01/2043	8,100	8,153
Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026	1,600	1,648
4.800% due 11/18/2044	3,500	3,772
WestJet Airlines Ltd.
3.500% due 06/16/2021	2,300	2,314
Whirlpool Corp.
4.500% due 06/01/2046	1,100	1,149
Williams Cos., Inc.
8.750% due 03/15/2032	309	332
Williams Partners LP
4.900% due 01/15/2045	13,600	11,601
5.400% due 03/04/2044	1,700	1,518

6.300% due 04/15/2040	2,200	2,094
Yara International ASA
3.800% due 06/06/2026	1,200	1,245
Yum! Brands, Inc.
6.875% due 11/15/2037	26	26

		805,831

UTILITIES 12.1%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	2,327
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	11,500	10,914
American Water Capital Corp.
4.300% due 12/01/2042	2,600	2,932
AT&T, Inc.
4.350% due 06/15/2045	1,500	1,460
4.500% due 05/15/2035	700	718
5.350% due 09/01/2040	29,422	32,316
6.500% due 09/01/2037	50	62
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	2,305	3,062
6.500% due 09/15/2037	5,300	7,313
BG Energy Capital PLC
5.125% due 10/15/2041	6,100	6,887
British Telecommunications PLC
9.375% due 12/15/2030	730	1,124
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	5,945
Cleco Corporate Holdings LLC
3.743% due 05/01/2026	1,700	1,751
4.973% due 05/01/2046	1,000	1,055
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	8,000	8,311
6.750% due 04/01/2038	9,190	13,043
DTE Electric Co.
3.950% due 06/15/2042	1,600	1,742
4.300% due 07/01/2044	4,000	4,608
Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,733
Duke Energy Florida LLC
3.850% due 11/15/2042	4,600	4,876
6.350% due 09/15/2037	200	283
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	128
Duke Energy Progress LLC
6.300% due 04/01/2038	800	1,117
E.ON International Finance BV
6.650% due 04/30/2038	1,000	1,198
Emera U.S. Finance LP
3.550% due 06/15/2026	1,600	1,637
4.750% due 06/15/2046	7,900	8,081
Exelon Corp.
4.450% due 04/15/2046	1,425	1,529
FirstEnergy Corp.
7.375% due 11/15/2031	8,950	11,143
Florida Power & Light Co.
4.050% due 10/01/2044	1,805	2,048
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	6,800	6,733
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	995
Kentucky Utilities Co.
5.125% due 11/01/2040	5,900	7,419
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	4,161
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,687
Ohio Power Co.
5.850% due 10/01/2035	100	123
6.600% due 02/15/2033	30	39
6.600% due 03/01/2033	65	83
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,000	4,280
Pacific Gas & Electric Co.
6.350% due 02/15/2038	13,200	17,973
PacifiCorp
5.750% due 04/01/2037	60	79
6.000% due 01/15/2039	2,040	2,765
6.100% due 08/01/2036	60	81
Petrobras Global Finance BV
5.375% due 01/27/2021	2,800	2,590
6.875% due 01/20/2040	6,900	5,638
7.875% due 03/15/2019	10,500	10,867
Petroleos Mexicanos
5.625% due 01/23/2046	8,800	8,054

6.500% due 06/02/2041	15,000	15,262
6.625% due 06/15/2035	520	539
6.625% due 06/15/2038	3,600	3,672
Plains All American Pipeline LP
2.850% due 01/31/2023	12,400	11,435
PPL Electric Utilities Corp.
5.200% due 07/15/2041	1,600	2,028
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,916
PSEG Power LLC
3.000% due 06/15/2021	2,600	2,639
8.625% due 04/15/2031	600	753
Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	6,274
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	931
SES S.A.
3.600% due 04/04/2023	4,600	4,651
5.300% due 04/04/2043	3,800	3,665
Shell International Finance BV
4.375% due 05/11/2045	4,500	4,891
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	5,162
Southern California Edison Co.
6.000% due 01/15/2034	3,600	4,775
Southwestern Electric Power Co.
6.200% due 03/15/2040	2,100	2,625
Verizon Communications, Inc.
4.522% due 09/15/2048	39,586	41,065
4.862% due 08/21/2046	26,000	28,510
5.012% due 08/21/2054	8,419	8,980
5.850% due 09/15/2035	3,062	3,730
Wisconsin Electric Power Co.
4.300% due 12/15/2045	3,600	4,118

		376,531

Total Corporate Bonds & Notes (Cost $1,615,361)		1,739,248

MUNICIPAL BONDS & NOTES 4.4%
CALIFORNIA 1.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	9,100	14,611
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	9,874
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	1,200	1,602
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,324
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	2,128
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	14,500	16,125

		45,664

COLORADO 0.1%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,369

GEORGIA 0.6%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,325	7,126
6.655% due 04/01/2057	8,500	11,346

		18,472

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	10,900	13,378
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	500	654

		14,032

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	151

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015
4.927% due 04/15/2045	2,600	2,981

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	4,121

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	6,480	10,038
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,935	5,517

		15,555

TEXAS 0.8%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	7,775
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
9.750% due 10/01/2037	2,400	3,153
Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, (PSF Insured), Series 2008
9.607% due 02/15/2037	1,300	1,651
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	13,100	13,569

		26,148

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	7,915	7,546

Total Municipal Bonds & Notes (Cost $108,594)		136,039

U.S. GOVERNMENT AGENCIES 18.3%
Fannie Mae
0.000% due 03/23/2028 - 05/15/2030 (b)	43,912	30,850
0.513% due 07/25/2037	34	34
0.583% due 03/25/2036	10	10
0.653% due 10/27/2037	733	731
0.853% due 09/25/2032	10	10
1.610% due 06/01/2043	193	197
1.738% due 06/01/2035	1,113	1,168
2.203% due 12/01/2034	695	720
2.253% due 06/01/2035	990	1,036
2.294% due 09/01/2035	58	61
2.327% due 10/01/2035	573	606
2.330% due 04/01/2035	633	669
2.496% due 12/01/2033	40	42
2.535% due 08/01/2035	88	94
2.557% due 05/25/2035	972	1,026
2.648% due 11/01/2034	1,289	1,365
2.655% due 11/01/2035	12	13
3.314% due 09/25/2020	20,000	21,580
4.000% due 02/25/2019	16	17
5.000% due 08/25/2033	57	67
5.500% due 04/25/2033 - 09/25/2035	4,076	5,100
5.625% due 07/15/2037	31,070	45,691
5.900% due 07/25/2042	13	15
6.000% due 07/25/2031 - 03/25/2036	943	1,178
6.080% due 09/01/2028	1,800	2,553
6.250% due 05/15/2029	14,400	20,974
6.685% due 05/25/2032	4	5
Federal Farm Credit Bank
5.125% due 07/09/2029	500	657
5.750% due 12/07/2028	20	28
Freddie Mac
0.000% due 03/15/2031 (b)	13,400	9,177
0.592% due 08/15/2019 - 10/15/2020	106	106
0.672% due 02/15/2019	40	40
0.842% due 01/15/2033	6	6
0.942% due 09/15/2030	3	3
1.610% due 10/25/2044 - 02/25/2045	60	62
2.393% due 10/01/2035	71	75
2.580% due 06/01/2035	43	45
2.850% due 04/01/2035	90	96
4.000% due 06/15/2041	13,248	15,353
5.000% due 03/01/2038 - 12/01/2038	1,492	1,664
5.500% due 02/15/2024	79	90
6.000% due 06/15/2035 - 10/01/2037	528	647
6.250% due 07/15/2032 (j)	1,500	2,272
6.500% due 10/25/2043	91	110
6.750% due 03/15/2031 (j)	10,100	15,701
Ginnie Mae
1.750% due 05/20/2030	86	90
Israel Government AID Bond
0.000% due 03/15/2022 - 11/01/2024 (b)	25,708	21,924
5.500% due 09/18/2023 - 09/18/2033	36,802	48,455

Residual Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (b)	330,502	238,638
Resolution Funding Corp. STRIPS
0.000% due 07/15/2026 - 07/15/2029 (b)	31,474	24,029
Small Business Administration
5.290% due 12/01/2027	562	628
5.510% due 11/01/2027	151	171
Tennessee Valley Authority
4.625% due 09/15/2060	12,300	15,384
4.875% due 01/15/2048	2,250	2,829
5.375% due 04/01/2056	783	1,093
5.880% due 04/01/2036	21,400	31,090
6.235% due 07/15/2045	1,022	1,204

Total U.S. Government Agencies (Cost $463,473)		567,479

U.S. TREASURY OBLIGATIONS 33.5%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)(j)	54,100	56,390
2.750% due 08/15/2042 (h)(j)	57,850	63,808
2.750% due 11/15/2042 (h)(j)	85,250	93,883
2.875% due 08/15/2045 (h)	104,800	117,716
3.000% due 11/15/2044 (h)(j)	76,600	88,163
3.125% due 02/15/2042	5,800	6,861
3.125% due 02/15/2043 (h)	40,186	47,420
3.375% due 05/15/2044 (l)	2,600	3,208
3.625% due 08/15/2043 (h)	18,000	23,247
3.750% due 11/15/2043 (h)	58,300	76,996
4.250% due 11/15/2040	8,200	11,494
4.625% due 02/15/2040 (h)	14,900	21,920
U.S. Treasury Inflation Protected Securities (d)
0.750% due 02/15/2045	41,258	41,563
1.375% due 02/15/2044	20,529	23,792
U.S. Treasury Notes
1.375% due 01/31/2021 (h)(j)(l)	52,400	53,340
1.750% due 01/31/2023	78,400	80,829
2.000% due 02/15/2025 (h)(j)(l)	21,900	22,923
2.250% due 11/15/2024 (j)(l)	2,500	2,668
U.S. Treasury STRIPS
0.000% due 05/15/2033 (b)	8,800	6,263
0.000% due 11/15/2033 (b)	18,800	13,193
0.000% due 05/15/2034 (b)	10,700	7,383
0.000% due 08/15/2039 (b)	13,100	7,910
0.000% due 05/15/2040 (b)	19,850	11,623
0.000% due 08/15/2040 (b)	43,900	25,454
0.000% due 11/15/2040 (b)	53,400	30,691
0.000% due 05/15/2042 (b)	1,300	712
0.000% due 08/15/2042 (b)	17,880	9,679
0.000% due 11/15/2042 (b)	22,800	12,226
0.000% due 11/15/2044 (b)	154,300	77,724

Total U.S. Treasury Obligations (Cost $934,974)		1,039,079

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	7,149
American Home Mortgage Assets Trust
1.357% due 11/25/2046	2,262	1,071
American Home Mortgage Investment Trust
2.978% due 02/25/2045	23	23
BAMLL Commercial Mortgage Securities Trust
4.325% due 08/15/2046	13,300	14,923
Banc of America Funding Trust
2.854% due 02/20/2036	970	952
2.926% due 05/25/2035	25	26
3.017% due 01/20/2047 ^	73	61
Banc of America Mortgage Trust
6.500% due 09/25/2033	2	2
Banc of America Re-REMIC Trust
5.807% due 02/24/2051	4,327	4,362
5.870% due 12/24/2049	6,361	6,439
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,836
5.122% due 08/10/2035	8,700	9,087
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035	342	342
2.660% due 10/25/2035	175	169
2.750% due 11/25/2030	71	68
2.871% due 11/25/2034	58	55
2.924% due 03/25/2035	131	133
2.930% due 10/25/2035	136	136
3.040% due 02/25/2034	24	23
3.090% due 03/25/2035	1,217	1,223
3.125% due 05/25/2034	1	1
3.143% due 05/25/2047 ^	2,438	2,201

Bear Stearns ALT-A Trust
2.826% due 11/25/2036 ^	224	154
2.902% due 09/25/2035	7,734	6,496
2.907% due 11/25/2036	345	259
Chase Mortgage Finance Trust
2.756% due 03/25/2037 ^	777	710
5.500% due 11/25/2035	5,000	4,798
Citigroup Mortgage Loan Trust, Inc.
0.523% due 01/25/2037	76	58
1.246% due 08/25/2035 ^	419	314
2.430% due 09/25/2035	240	239
2.730% due 10/25/2035	117	115
2.760% due 09/25/2035	177	175
COBALT Commercial Mortgage Trust
5.484% due 04/15/2047	451	459
Core Industrial Trust
3.494% due 02/10/2037	4,250	4,322
Countrywide Alternative Loan Trust
0.643% due 09/25/2046 ^	1,883	1,436
0.643% due 12/20/2046 ^	1,280	934
0.658% due 03/20/2046	305	226
0.733% due 02/25/2037	137	100
5.500% due 03/25/2036 ^	148	106
6.250% due 08/25/2037 ^	218	185
Countrywide Home Loan Mortgage Pass-Through Trust
0.683% due 05/25/2035	139	115
1.093% due 03/25/2035	413	314
2.592% due 02/20/2036 ^	175	154
2.602% due 02/20/2036 ^	234	207
2.603% due 04/20/2035	35	35
2.674% due 11/25/2034	182	173
2.693% due 11/20/2034	33	32
2.823% due 02/20/2035	65	65
2.874% due 08/25/2034 ^	155	132
3.002% due 08/25/2034 ^	54	46
5.250% due 05/25/2035	271	234
Countrywide Home Loan Reperforming REMIC Trust
0.873% due 07/25/2036	7,092	6,443
Credit Suisse First Boston Mortgage Securities Corp.
2.677% due 07/25/2033	41	41
2.875% due 08/25/2033	21	21
DBUBS Mortgage Trust
1.796% due 07/12/2044	5,220	5,214
DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023	10	9
Downey Savings & Loan Association Mortgage Loan Trust
0.708% due 08/19/2045	221	188
First Horizon Mortgage Pass-Through Trust
2.799% due 12/25/2034	12	12
2.929% due 08/25/2035	47	41
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039	3,995	4,032
GSMPS Mortgage Loan Trust
0.803% due 01/25/2036	838	691
GSR Mortgage Loan Trust
2.876% due 09/25/2035	129	130
2.893% due 11/25/2035	23	23
HarborView Mortgage Loan Trust
0.628% due 07/19/2046 ^	3,232	1,880
0.638% due 01/19/2038	840	703
0.679% due 03/19/2036	300	215
3.121% due 07/19/2035 ^	184	154
IndyMac Mortgage Loan Trust
0.653% due 06/25/2046	1,109	830
2.837% due 12/25/2034	39	36
3.023% due 04/25/2037	234	192
3.070% due 04/25/2037 ^	488	364
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	11,253	11,773
5.429% due 12/12/2043	376	378
JPMorgan Mortgage Trust
2.827% due 07/25/2035	5,131	5,131
2.954% due 02/25/2035	13	12
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	2,332	2,440
MASTR Adjustable Rate Mortgages Trust
0.663% due 04/25/2046	977	697
2.924% due 11/21/2034	253	258
MASTR Alternative Loan Trust
5.500% due 01/25/2025	125	124
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.142% due 11/15/2031	87	82
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.882% due 12/15/2030	102	97
Merrill Lynch Mortgage Investors Trust
0.663% due 02/25/2036	476	435

0.703% due 11/25/2035	9	9
1.457% due 10/25/2035	17	16
2.228% due 10/25/2035	104	101
2.626% due 05/25/2033	30	29
2.766% due 02/25/2034	20	21
3.198% due 07/25/2034	238	237
3.353% due 05/25/2033	13	13
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.071% due 08/12/2049	3,644	3,761
Morgan Stanley Capital Trust
5.332% due 12/15/2043	233	233
Prime Mortgage Trust
0.853% due 02/25/2034	5	5
Residential Accredit Loans, Inc. Trust
0.663% due 04/25/2046	279	123
6.000% due 06/25/2036	102	86
Residential Asset Securitization Trust
0.853% due 01/25/2046 ^	313	146
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043	13,400	13,354
Structured Adjustable Rate Mortgage Loan Trust
0.673% due 05/25/2037	361	301
1.810% due 01/25/2035	124	97
2.826% due 08/25/2035	44	41
2.863% due 12/25/2034	360	354
Structured Asset Mortgage Investments Trust
0.663% due 04/25/2036	1,583	1,139
0.673% due 05/25/2036	346	257
0.698% due 07/19/2035	79	75
0.733% due 02/25/2036 ^	734	601
0.763% due 12/25/2035 ^	13	9
1.108% due 10/19/2034	42	40
Structured Asset Securities Corp.
2.921% due 12/25/2033	40	39
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.688% due 02/25/2032	23	22
2.694% due 01/25/2032	17	16
WaMu Mortgage Pass-Through Certificates Trust
0.723% due 07/25/2045	7,640	7,138
0.723% due 12/25/2045	124	115
0.743% due 10/25/2045	1,632	1,521
0.763% due 01/25/2045	83	79
0.823% due 05/25/2034	801	683
1.137% due 02/25/2047 ^	968	750
1.137% due 03/25/2047 ^	532	401
1.167% due 01/25/2047	3	3
1.197% due 04/25/2047	2,082	1,863
1.437% due 08/25/2046	3,037	2,573
1.800% due 08/25/2042	3	3
2.178% due 05/25/2046	52	44
2.178% due 09/25/2046	33	30
2.178% due 10/25/2046	9	8
2.178% due 11/25/2046	103	92
2.225% due 12/25/2036 ^	509	439
2.503% due 02/25/2037 ^	737	661
2.769% due 03/25/2034	292	293
Washington Mutual Mortgage Loan Trust
1.606% due 05/25/2041	7	7
Washington Mutual Mortgage Pass-Through Certificates Trust
1.407% due 05/25/2046	792	599
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	14,345
Wells Fargo Mortgage-Backed Securities Trust
2.841% due 01/25/2035	28	28
2.855% due 03/25/2036	1,086	1,068
2.900% due 09/25/2034	121	123

Total Non-Agency Mortgage-Backed Securities (Cost $161,706)		170,512

ASSET-BACKED SECURITIES 0.9%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	4,063	4,225
Amortizing Residential Collateral Trust
1.033% due 07/25/2032	1	1
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	3	3
Bear Stearns Asset-Backed Securities Trust
2.922% due 07/25/2036	125	119
3.141% due 10/25/2036	46	44
Centex Home Equity Loan Trust
4.680% due 06/25/2032	50	51
Citigroup Mortgage Loan Trust, Inc.
0.513% due 07/25/2045	15	10
Countrywide Asset-Backed Certificates
0.693% due 12/25/2031 ^	9	7

Credit-Based Asset Servicing and Securitization LLC
0.523% due 01/25/2037 ^		37	13
0.566% due 07/25/2037		33	20
1.353% due 07/25/2035		97	87
4.345% due 04/25/2037		1,000	965
Equity One Mortgage Pass-Through Trust
5.699% due 07/25/2034		925	919
First NLC Trust
0.523% due 08/25/2037		24	13
GE-WMC Mortgage Securities Trust
0.493% due 08/25/2036		1	1
GSAMP Trust
0.523% due 12/25/2036		8	4
Lehman ABS Mortgage Loan Trust
0.543% due 06/25/2037		22	13
Long Beach Mortgage Loan Trust
1.013% due 10/25/2034		5	4
MASTR Specialized Loan Trust
0.713% due 02/25/2036		8,707	7,590
MESA Trust
1.253% due 12/25/2031		45	41
New Century Home Equity Loan Trust
1.193% due 08/25/2034		17	15
1.533% due 01/25/2034		347	325
4.883% due 08/25/2035		310	324
Residential Asset Securities Corp. Trust
5.510% due 04/25/2033		686	721
Securitized Asset-Backed Receivables LLC Trust
0.583% due 05/25/2037 ^		65	43
SLM Student Loan Trust
2.138% due 04/25/2023		13,070	13,073
Soundview Home Loan Trust
0.533% due 06/25/2037		15	10
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045		488	491

Total Asset-Backed Securities (Cost $28,667)			29,132

SOVEREIGN ISSUES 2.1%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		2,100	2,226
Colombia Government International Bond
6.125% due 01/18/2041		8,700	10,136
7.375% due 09/18/2037		720	941
Mexico Government International Bond
4.600% due 01/23/2046		3,490	3,695
5.550% due 01/21/2045		350	420
5.750% due 10/12/2110		10,400	11,570
6.050% due 01/11/2040		4,785	6,047
Qatar Government International Bond
6.400% due 01/20/2040		10,700	14,288
Spain Government International Bond
5.150% due 10/31/2044	EUR	8,800	15,684

Total Sovereign Issues (Cost $56,451)			65,007

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.		3,712	196

Total Common Stocks (Cost $108)			196

CONVERTIBLE PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Wells Fargo & Co.
7.500% (e)		15,300	19,884

Total Convertible Preferred Securities (Cost $15,982)			19,884

PREFERRED SECURITIES 0.2%
INDUSTRIALS 0.0%
Entergy Louisiana LLC
4.700% due 06/01/2063		20,000	508

UTILITIES 0.2%
Entergy Texas, Inc.
5.625% due 06/01/2064		156,000	4,188

SCE Trust
5.750% due 03/15/2024 (e)	43,000	1,250

		5,438

Total Preferred Securities (Cost $5,375)		5,946

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (g) 0.3%		9,890

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
0.238% due 07/21/2016 (b)(c)(l)	$132	132

Total Short-Term Instruments (Cost $10,022)		10,022

Total Investments in Securities (Cost $3,406,637)		3,788,381

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	1,131,756	11,186

Total Short-Term Instruments (Cost $11,186)		11,186

Total Investments in Affiliates (Cost $11,186)		11,186

Total Investments 122.5% (Cost $3,417,823)		$3,799,567
Financial Derivative Instruments (i)(k) 0.0% (Cost or Premiums, net $(998))		55
Other Assets and Liabilities, net (22.5)%		(697,698)

Net Assets 100.0%		$3,101,924

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$5,924	$5,837	0.19%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.500%	06/30/2016	07/01/2016	$8,136	U.S. Treasury Bonds 2.875% due 08/15/2045	$(8,165)	$8,136	$8,136
SSB	0.010	06/30/2016	07/01/2016	1,754	U.S. Treasury Notes 2.375% due 12/31/2020	(1,793)	1,754	1,754

Total Repurchase Agreements						$(9,958)	$9,890	$9,890

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.600%	06/16/2016	07/08/2016	$(11,600)	$(11,602)
	0.630	06/17/2016	07/08/2016	(6,553)	(6,555)
	0.750	06/27/2016	07/05/2016	(8,954)	(8,954)
	0.950	06/30/2016	07/05/2016	(2,997)	(2,998)
	1.030	06/28/2016	07/05/2016	(20,816)	(20,818)
BSN	0.580	04/18/2016	07/18/2016	(17,667)	(17,688)
	0.580	06/28/2016	07/12/2016	(5,241)	(5,242)
DEU	0.610	06/27/2016	07/11/2016	(3,390)	(3,390)
	0.610	06/28/2016	07/12/2016	(8,170)	(8,171)
GRE	0.600	06/07/2016	07/07/2016	(10,920)	(10,924)
	0.620	05/19/2016	07/19/2016	(9,121)	(9,127)
	0.630	06/01/2016	07/13/2016	(307)	(307)
	0.630	06/20/2016	07/05/2016	(1,543)	(1,544)
	0.630	06/27/2016	07/05/2016	(1,925)	(1,925)
	0.680	06/23/2016	07/07/2016	(1,107)	(1,107)
	0.680	06/27/2016	07/07/2016	(1,699)	(1,699)
	0.720	06/30/2016	07/07/2016	(5,391)	(5,391)
IND	0.000	07/05/2016	07/13/2016	(108,833)	(108,833)
	0.520	06/21/2016	07/20/2016	(546)	(546)
	0.520	06/29/2016	07/20/2016	(6,598)	(6,598)
	0.530	04/22/2016	07/22/2016	(9,445)	(9,455)
	0.530	04/25/2016	07/25/2016	(6,481)	(6,488)
RDR	0.600	04/14/2016	07/14/2016	(38,056)	(38,106)
SCX	0.570	05/06/2016	07/06/2016	(17,171)	(17,186)
	0.570	05/09/2016	07/11/2016	(21,474)	(21,492)
	0.570	06/29/2016	07/11/2016	(9,669)	(9,669)
	0.580	05/17/2016	07/18/2016	(29,500)	(29,521)
	0.600	04/26/2016	07/26/2016	(35,006)	(35,044)
	0.600	07/01/2016	07/26/2016	(35,537)	(35,537)
	0.610	04/19/2016	07/19/2016	(52,229)	(52,294)
	0.610	05/02/2016	07/12/2016	(11,303)	(11,314)
	0.610	05/18/2016	07/12/2016	(1,415)	(1,416)
	0.610	06/13/2016	07/25/2016	(2,737)	(2,738)
	0.610	06/29/2016	07/12/2016	(1,706)	(1,706)
	0.620	06/14/2016	07/14/2016	(20,533)	(20,539)
	0.630	05/24/2016	08/24/2016	(19,879)	(19,892)
	0.630	06/21/2016	07/05/2016	(25,484)	(25,489)
	0.640	06/22/2016	07/06/2016	(7,538)	(7,539)
	0.850	06/29/2016	07/06/2016	(15,501)	(15,502)
	0.960	06/28/2016	07/05/2016	(30,681)	(30,684)

Total Reverse Repurchase Agreements					$(625,030)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	0.620%	06/23/2016	08/12/2016	$(9,284)	$(9,285)
GSC	0.450	05/06/2016	07/06/2016	(9,821)	(9,828)
	0.450	05/09/2016	07/11/2016	(11,118)	(11,125)
	0.580	06/09/2016	07/11/2016	(10,248)	(10,252)
	0.590	06/06/2016	07/06/2016	(23,600)	(23,611)
	0.620	06/01/2016	07/13/2016	(80,816)	(80,875)
	0.630	05/25/2016	07/06/2016	(26,250)	(26,270)
	0.900	06/30/2016	07/01/2016	(28,869)	(28,870)
NOM	0.590	05/27/2016	07/07/2016	(3,097)	(3,099)
UBS	0.850	06/27/2016	07/05/2016	(21,244)	(21,248)

Total Sale-Buyback Transactions					$(224,463)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(508,606) at a weighted average interest rate of 0.512%.
(3)	Payable for sale-buyback transactions includes $(10) of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	5.000%	07/01/2046	$12,000	$(13,294)	$(13,331)
Fannie Mae, TBA	6.000	07/01/2046	5,000	(5,705)	(5,719)
Freddie Mac, TBA	5.500	07/01/2046	1,000	(1,110)	(1,115)

Total Short Sales				$(20,109)	$(20,165)

(h)	Securities with an aggregate market value of $728,629 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	Short	09/2016	150	$(696)	$98	$0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2016	539	6,186	0	(488)

Total Futures Contracts				$5,490	$98	$(488)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.350%	10/02/2025		$49,200	$(4,554)	$(4,234)	$92	$0
Receive	3-Month USD-LIBOR *	2.150	04/19/2026		5,800	(92)	(90)	12	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		206,900	(16,849)	(7,546)	453	0
Receive	3-Month USD-LIBOR	1.564	06/28/2026		6,500	(99)	(57)	14	0
Receive	3-Month USD-LIBOR	1.555	06/30/2026		59,800	(858)	(469)	130	0
Receive	3-Month USD-LIBOR	1.515	06/30/2026		56,500	(594)	(230)	122	0
Receive	3-Month USD-LIBOR	1.500	06/30/2026		25,900	(235)	(84)	56	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		115,500	(3,031)	(911)	279	0
Pay	3-Month USD-LIBOR *	2.550	04/20/2036		3,200	90	92	0	(15)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		43,700	(6,630)	(3,425)	479	0
Pay	28-Day MXN-TIIE	8.300	02/07/2019	MXN	211,800	913	(1,278)	0	(9)
Pay	28-Day MXN-TIIE	5.750	06/05/2023		28,000	(3)	(43)	8	0

						$(31,942)	$(18,275)	$1,645	$(24)

Total Swap Agreements						$(31,942)	$(18,275)	$1,645	$(24)

*	This security has a forward starting effective date.

(j)	Securities with an aggregate market value of $23,265 and cash of $6,203 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	08/2016	CAD	1,078		$832	$0	$(3)
GLM	08/2016	EUR	38,186		43,625	1,190	0
HUS	07/2016	RUB	763,693		11,278	0	(632)
JPM	07/2016		28,288		439	0	(2)
	08/2016	$	28,884	MXN	523,124	0	(412)
	09/2016		432	RUB	28,289	2	0
MSB	07/2016	JPY	3,038,000		$27,567	0	(1,852)
SCX	07/2016	$	29,814	JPY	3,038,000	0	(394)
	08/2016	JPY	3,038,000		$29,845	401	0
	08/2016	$	1,564	GBP	1,085	0	(119)
UAG	07/2016		11,733	RUB	791,981	618	0

Total Forward Foreign Currency Contracts						$2,211	$(3,414)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC USD versus JPY	JPY 120.000	11/10/2016	$57,900	$247	$68

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$35,300	$3,107	$87
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/13/2019	11,600	1,005	651
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	1,782,000	557	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	79,400	270	454
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	69,200	248	395
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	36,600	3,221	91
RBC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.668	09/29/2016	46,800	269	287

							$8,677	$1,965

Total Purchased Options							$8,924	$2,033

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600%	07/20/2016	EUR	363,500	$(380)	$(12)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	07/20/2016		130,100	(186)	(33)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	07/20/2016		233,400	(299)	(35)
CBK	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		65,400	(229)	(99)

							$(1,094)	$(179)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$40,800	$(367)	$(4)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$55,600	$(1,014)	$(538)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	77,400	(3,213)	(47)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	3,600	(60)	(100)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	13,600	(218)	(385)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	3,000	(51)	(84)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	11,500	(195)	(326)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	80,400	(3,336)	(49)
RBC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.168	09/29/2016	46,800	(295)	(255)

							$(8,382)	$(1,784)

Total Written Options							$(9,843)	$(1,967)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	Telstra Corp. Ltd.	1.000%	06/20/2021	0.675%	$2,300	$32	$5	$37	$0
HUS	Russia Government International Bond	1.000	12/20/2020	2.128	1,600	(111)	35	0	(76)

						$(79)	$40	$37	$(76)

Total Swap Agreements						$(79)	$40	$37	$(76)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(l)	Securities with an aggregate market value of $3,840 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$0	$5,837	$5,837
Corporate Bonds & Notes
Banking & Finance	0	556,886	0	556,886
Industrials	0	805,831	0	805,831
Utilities	0	376,531	0	376,531
Municipal Bonds & Notes
California	0	45,664	0	45,664
Colorado	0	1,369	0	1,369
Georgia	0	18,472	0	18,472
Illinois	0	14,032	0	14,032
Iowa	0	151	0	151
Kansas	0	2,981	0	2,981
Mississippi	0	4,121	0	4,121
Ohio	0	15,555	0	15,555
Texas	0	26,148	0	26,148
West Virginia	0	7,546	0	7,546
U.S. Government Agencies	0	567,479	0	567,479
U.S. Treasury Obligations	0	1,039,079	0	1,039,079
Non-Agency Mortgage-Backed Securities	0	170,512	0	170,512
Asset-Backed Securities	0	24,907	4,225	29,132
Sovereign Issues	0	65,007	0	65,007
Common Stocks
Financials	196	0	0	196
Convertible Preferred Securities
Banking & Finance	0	19,884	0	19,884
Preferred Securities
Industrials	508	0	0	508
Utilities	4,188	1,250	0	5,438
Short-Term Instruments
Repurchase Agreements	0	9,890	0	9,890
U.S. Treasury Bills	0	132	0	132
	$4,892	$3,773,427	$10,062	$3,788,381

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,186	$0	$0	$11,186

Total Investments	$16,078	$3,773,427	$10,062	$3,799,567

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(20,165)	0	(20,165)
U.S. Treasury Obligations	0	0	0	0
	$0	$(20,165)	$0	$(20,165)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	98	1,645	0	1,743
Over the counter	0	4,281	0	4,281
	$98	$5,926	$0	$6,024

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(488)	(24)	0	(512)
Over the counter	0	(5,457)	0	(5,457)

	$(488)	$(5,481)	$0	$(5,969)

Totals	$15,688	$3,753,707	$10,062	$3,779,457

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Credit Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 130.9%
BANK LOAN OBLIGATIONS 5.4%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$5,486	$5,493
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (f)		12,888	12,952
CPG International, Inc.
4.750% due 09/30/2020		2,016	1,991
Dell International LLC
4.000% due 04/29/2020		6,394	6,391
Delos Finance SARL
3.500% due 03/06/2021		9,000	9,000
Delta Air Lines, Inc.
2.531% due 09/30/2019 (f)		21,282	20,935
2.632% due 05/09/2019 (f)		5,943	5,898
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		30,342	30,332
Hail Corp.
TBD% due 07/15/2041		4,500	4,524
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		8,347	8,363
Las Vegas Sands LLC
3.250% due 12/19/2020		19,408	19,414
Manitowoc Foodservice, Inc.
5.750% due 03/03/2023		974	983
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (f)		17,048	16,871
5.860% - 6.110% due 06/24/2021 (f)		11,840	11,581
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021		2,786	2,637
Pennon Group PLC
5.125% due 12/15/2020		3,538	3,496
Rise Ltd.
4.750% due 01/31/2021 (f)		4,158	4,119
T-Mobile USA, Inc.
3.500% due 11/09/2022		3,085	3,098
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016		564	564
Valeant Pharmaceuticals International, Inc.
4.750% due 08/05/2020		4,849	4,711

Total Bank Loan Obligations (Cost $173,806)			173,353

CORPORATE BONDS & NOTES 68.4%
BANKING & FINANCE 27.2%
Allstate Corp.
6.500% due 05/15/2067		1,400	1,515
American International Group, Inc.
3.875% due 01/15/2035		500	481
3.900% due 04/01/2026		700	723
4.375% due 01/15/2055		13,200	12,268
4.700% due 07/10/2035		5,263	5,461
4.800% due 07/10/2045		5,500	5,600
American Tower Corp.
3.375% due 10/15/2026		3,500	3,528
4.400% due 02/15/2026		3,100	3,374
AvalonBay Communities, Inc.
3.450% due 06/01/2025		1,000	1,050
Aviation Loan Trust
2.763% due 12/15/2022		1,998	1,819
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)	EUR	14,600	14,004
Banco do Brasil S.A.
6.250% due 04/15/2024 (e)		$4,200	2,614
9.000% due 06/18/2024 (e)		2,579	2,012
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	4,000	4,412
Banco Santander S.A.
6.250% due 09/11/2021 (e)		7,800	7,352
Bank of America Corp.
3.300% due 01/11/2023		$575	593
3.875% due 08/01/2025		4,500	4,799
6.100% due 03/17/2025 (e)		3,000	3,049
6.300% due 03/10/2026 (e)		13,200	14,008
7.750% due 05/14/2038		7,700	10,881

Bank One Capital
8.750% due 09/01/2030		275	403
Barclays Bank PLC
7.625% due 11/21/2022		200	216
7.750% due 04/10/2023		8,490	8,776
Barclays PLC
3.650% due 03/16/2025		4,400	4,247
4.375% due 01/12/2026		4,100	4,154
Berkshire Hathaway Finance Corp.
4.300% due 05/15/2043		1,000	1,118
BGC Partners, Inc.
5.375% due 12/09/2019		10,775	11,358
Blackstone CQP Holdco LP
9.296% due 03/19/2019		12,795	12,795
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		6,500	6,372
Cantor Fitzgerald LP
7.875% due 10/15/2019		6,030	6,777
Chubb INA Holdings, Inc.
4.350% due 11/03/2045		1,800	2,078
Citigroup, Inc.
3.400% due 05/01/2026		1,000	1,028
5.950% due 05/15/2025 (e)		8,825	8,637
6.250% due 08/15/2026 (e)		6,250	6,445
CoBank ACB
6.250% due 10/01/2026 (e)		3,700	3,912
Cooperatieve Rabobank UA
8.375% due 07/26/2016 (e)		10,100	10,155
Credit Agricole S.A.
7.875% due 01/23/2024 (e)		13,500	12,960
8.125% due 09/19/2033		200	215
Credit Suisse AG
6.500% due 08/08/2023		8,075	8,481
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		5,300	5,353
Crown Castle International Corp.
4.450% due 02/15/2026		13,300	14,474
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (e)		8,250	8,271
Doctors Co.
6.500% due 10/15/2023		10,150	11,357
ERP Operating LP
3.375% due 06/01/2025		900	951
4.500% due 06/01/2045		1,200	1,350
Essex Portfolio LP
3.375% due 04/15/2026		5,600	5,730
Exeter Finance Corp.
9.750% due 05/20/2019		6,300	5,937
Farmers Exchange Capital
5.454% due 10/15/2054		10,200	9,843
Fidelity National Financial, Inc.
5.500% due 09/01/2022		12,425	13,719
First American Financial Corp.
4.300% due 02/01/2023		900	924
Flagstar Bancorp, Inc.
6.125% due 07/15/2021 (a)		6,100	6,100
FMR LLC
6.450% due 11/15/2039		4,500	5,916
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		26,015	29,242
Goldman Sachs Group, Inc.
1.998% due 04/23/2021		25,000	25,064
3.750% due 02/25/2026		6,200	6,518
4.750% due 10/21/2045		8,100	8,969
6.450% due 05/01/2036		1,000	1,185
Guardian Life Insurance Co. of America
7.375% due 09/30/2039		6,625	9,169
HSBC Capital Funding LP
10.176% due 06/30/2030 (e)		5,600	8,070
HSBC Holdings PLC
3.600% due 05/25/2023		3,000	3,069
4.300% due 03/08/2026		19,100	20,290
6.000% due 09/29/2023 (e)	EUR	1,055	1,129
6.375% due 09/17/2024 (e)		$6,100	5,772
6.500% due 09/15/2037		300	364
6.800% due 06/01/2038		12,320	15,402
7.625% due 05/17/2032		1,800	2,312
Intesa Sanpaolo SpA
7.700% due 09/17/2025 (e)		1,500	1,296
Jefferies Finance LLC
7.375% due 04/01/2020		10,600	9,672
Jefferies LoanCore LLC
6.875% due 06/01/2020		6,995	6,156
JPMorgan Chase & Co.
3.300% due 04/01/2026		4,400	4,561
3.900% due 07/15/2025		10,150	10,981

6.100% due 10/01/2024 (e)		4,200	4,336
6.125% due 04/30/2024 (e)		16,000	16,600
7.900% due 04/30/2018 (e)		15,000	15,319
KBC Bank NV
8.000% due 01/25/2023		9,600	10,199
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (f)		4,208	3,915
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	1,500	1,789
Lloyds Bank PLC
12.000% due 12/16/2024 (e)	$	1,600	2,186
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	3,537	4,462
Manulife Financial Corp.
5.375% due 03/04/2046	$	7,300	8,557
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,620
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		6,000	8,999
MetLife Capital Trust
7.875% due 12/15/2067		11,950	14,310
MetLife, Inc.
10.750% due 08/01/2069		4,000	6,228
Mizuho Financial Group, Inc.
3.477% due 04/12/2026		3,718	3,972
Morgan Stanley
4.000% due 07/23/2025		15,000	16,100
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,825
Navient Corp.
5.625% due 08/01/2033		17,600	12,452
Neuberger Berman Group LLC
4.875% due 04/15/2045		1,700	1,509
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		7,000	8,974
Novo Banco S.A.
5.000% due 05/14/2019	EUR	1,800	1,458
5.000% due 05/21/2019		5,300	4,341
5.000% due 05/23/2019		5,000	4,095
Ohio National Life Insurance Co.
6.875% due 06/15/2042	$	500	598
Pacific Life Insurance Co.
9.250% due 06/15/2039		14,605	22,221
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,379
PHH Corp.
6.375% due 08/15/2021		2,000	1,765
Pinnacol Assurance
8.625% due 06/25/2034 (f)		7,000	7,762
PNC Preferred Funding Trust
2.303% due 03/15/2017 (e)		12,750	11,252
Prudential Financial, Inc.
5.200% due 03/15/2044		5,000	4,909
Rio Oil Finance Trust
9.250% due 07/06/2024		11,831	10,219
9.750% due 01/06/2027		6,150	5,258
SL Green Realty Corp.
4.500% due 12/01/2022		2,800	2,923
Societe Generale S.A.
8.000% due 09/29/2025 (e)		3,000	2,871
Stearns Holdings LLC
9.375% due 08/15/2020		2,600	2,457
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054		4,000	3,955
6.850% due 12/16/2039		4,395	5,986
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	91	121
UBS AG
7.250% due 02/22/2022	$	4,000	4,110
7.625% due 08/17/2022		13,050	14,812
UBS Group Funding Jersey Ltd.
4.125% due 09/24/2025		16,600	17,273
4.125% due 04/15/2026		11,500	11,999
UDR, Inc.
3.750% due 07/01/2024		500	532
4.000% due 10/01/2025		600	652
VEREIT Operating Partnership LP
4.875% due 06/01/2026		2,100	2,160
Visa, Inc.
4.300% due 12/14/2045		9,900	11,455
Wachovia Capital Trust
5.570% due 08/01/2016 (e)		1,180	1,167
WEA Finance LLC
3.750% due 09/17/2024		1,400	1,463
Wells Fargo & Co.
3.000% due 04/22/2026		18,300	18,677

3.550% due 09/29/2025	7,400	7,900
3.900% due 05/01/2045	17,400	18,334
5.375% due 11/02/2043	4,500	5,258
5.900% due 06/15/2024 (e)	3,000	3,090
7.980% due 03/15/2018 (e)	6,033	6,320
Wells Fargo Bank N.A.
6.600% due 01/15/2038	3,700	5,088
Welltower, Inc.
4.000% due 06/01/2025	6,000	6,320
5.125% due 03/15/2043	2,300	2,480
Weyerhaeuser Co.
6.950% due 10/01/2027	16,922	21,451
7.950% due 03/15/2025	200	261

		872,540

INDUSTRIALS 30.5%
AbbVie, Inc.
4.300% due 05/14/2036	3,200	3,270
4.400% due 11/06/2042	2,739	2,804
4.450% due 05/14/2046	6,700	6,827
4.500% due 05/14/2035	1,200	1,256
4.700% due 05/14/2045	11,100	11,794
Actavis Funding SCS
4.550% due 03/15/2035	5,700	5,858
4.750% due 03/15/2045	16,610	17,462
4.850% due 06/15/2044	3,300	3,491
Actavis, Inc.
4.625% due 10/01/2042	3,000	3,111
Aetna, Inc.
4.250% due 06/15/2036	10,000	10,367
American Airlines Pass-Through Trust
3.200% due 12/15/2029	2,900	3,002
Amgen, Inc.
4.663% due 06/15/2051	28,753	30,133
Anadarko Holding Co.
7.150% due 05/15/2028	1,722	1,910
Anadarko Petroleum Corp.
4.500% due 07/15/2044	5,000	4,613
6.600% due 03/15/2046	3,000	3,638
7.000% due 11/15/2027	600	646
Anheuser-Busch InBev Finance, Inc.
4.700% due 02/01/2036	10,000	11,287
4.900% due 02/01/2046	22,700	26,700
Anthem, Inc.
4.625% due 05/15/2042	4,000	4,215
Barrick Gold Corp.
5.250% due 04/01/2042	6,000	6,146
5.800% due 11/15/2034	100	102
Biogen, Inc.
5.200% due 09/15/2045	3,200	3,615
BorgWarner, Inc.
4.375% due 03/15/2045	2,000	2,082
Boston Scientific Corp.
3.850% due 05/15/2025	2,100	2,227
Buckeye Partners LP
5.600% due 10/15/2044	800	762
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	22,000	24,535
4.550% due 09/01/2044	3,200	3,692
Canadian Pacific Railway Co.
4.800% due 09/15/2035	2,000	2,291
6.125% due 09/15/2115	6,100	7,650
CBS Corp.
4.600% due 01/15/2045	2,150	2,141
4.900% due 08/15/2044	7,700	7,843
Cemex S.A.B. de C.V.
5.700% due 01/11/2025	2,200	2,090
Cenovus Energy, Inc.
6.750% due 11/15/2039	200	211
Charter Communications Operating LLC
6.384% due 10/23/2035	800	951
6.484% due 10/23/2045	5,900	7,074
6.834% due 10/23/2055	22,555	26,938
Comcast Corp.
6.950% due 08/15/2037	4,500	6,489
ConocoPhillips Co.
4.950% due 03/15/2026	9,200	10,449
5.950% due 03/15/2046	3,700	4,634
Continental Resources, Inc.
3.800% due 06/01/2024	7,070	6,204
Cox Communications, Inc.
8.375% due 03/01/2039	9,789	11,868
CSX Corp.
4.100% due 03/15/2044	1,200	1,288
4.750% due 05/30/2042	2,946	3,424

CVS Pass-Through Trust
7.507% due 01/10/2032	15,862	20,002
Devon Energy Corp.
6.300% due 01/15/2019	1,500	1,626
Diamond 1 Finance Corp.
6.020% due 06/15/2026 (a)	3,000	3,118
8.100% due 07/15/2036 (a)	6,000	6,487
8.350% due 07/15/2046 (a)	9,800	10,590
Domtar Corp.
6.750% due 02/15/2044	1,600	1,757
Ecopetrol S.A.
7.375% due 09/18/2043	13,500	13,500
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	9,300	10,900
Endo Finance LLC
6.000% due 07/15/2023	2,550	2,257
Energy Transfer Partners LP
5.150% due 03/15/2045	6,500	5,931
6.125% due 12/15/2045	12,800	13,326
7.500% due 07/01/2038	14,004	15,513
Enterprise Products Operating LLC
4.450% due 02/15/2043	18,697	18,788
4.850% due 03/15/2044	18,179	19,282
5.950% due 02/01/2041	600	706
FedEx Corp.
4.550% due 04/01/2046	1,000	1,090
4.750% due 11/15/2045	5,800	6,495
5.100% due 01/15/2044	200	234
Fidelity National Information Services, Inc.
5.000% due 10/15/2025	5,000	5,689
Goldcorp, Inc.
5.450% due 06/09/2044	6,000	6,091
Harvest Operations Corp.
2.330% due 04/14/2021	4,965	4,988
HCA, Inc.
5.000% due 03/15/2024	2,700	2,801
Hess Corp.
7.300% due 08/15/2031	3,060	3,524
Hiland Partners Holdings LLC
5.500% due 05/15/2022	4,945	4,961
7.250% due 10/01/2020	11,510	11,956
Host Hotels & Resorts LP
4.500% due 02/01/2026	1,900	2,008
International Paper Co.
5.150% due 05/15/2046	1,000	1,084
Kellogg Co.
4.500% due 04/01/2046	600	646
Kinder Morgan Energy Partners LP
6.550% due 09/15/2040	3,300	3,453
6.950% due 01/15/2038	5,000	5,546
7.300% due 08/15/2033	25	27
7.400% due 03/15/2031	100	109
Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	4,012
7.420% due 02/15/2037	2,980	3,070
7.800% due 08/01/2031	3,500	3,939
8.050% due 10/15/2030	3,825	4,214
KLA-Tencor Corp.
4.650% due 11/01/2024	2,500	2,733
Kraft Heinz Foods Co.
4.375% due 06/01/2046	800	850
5.000% due 07/15/2035	2,000	2,302
5.200% due 07/15/2045	8,950	10,648
6.875% due 01/26/2039	3,500	4,795
Lender Processing Services, Inc.
5.750% due 04/15/2023	1,282	1,349
Lockheed Martin Corp.
3.800% due 03/01/2045	1,200	1,230
4.700% due 05/15/2046	7,500	8,863
Lowe’s Cos., Inc.
3.700% due 04/15/2046	6,300	6,500
Magellan Midstream Partners LP
4.200% due 03/15/2045	2,000	1,837
6.400% due 05/01/2037	900	1,060
MCE Finance Ltd.
5.000% due 02/15/2021 (h)	2,000	1,989
5.000% due 02/15/2021	2,000	1,989
Medtronic, Inc.
4.375% due 03/15/2035	1,077	1,217
4.625% due 03/15/2045	9,750	11,502
Microsoft Corp.
4.450% due 11/03/2045	3,500	3,947
4.750% due 11/03/2055	4,000	4,542
Molson Coors Brewing Co.
4.200% due 07/15/2046 (a)	4,800	4,844

Moody’s Corp.
5.250% due 07/15/2044		3,000	3,665
Motorola Solutions, Inc.
5.500% due 09/01/2044		5,000	4,520
National Fuel Gas Co.
5.200% due 07/15/2025		5,800	6,029
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)		11,000	11,371
NBCUniversal Media LLC
4.450% due 01/15/2043		8,100	9,054
5.950% due 04/01/2041		2,400	3,202
Newell Brands, Inc.
5.500% due 04/01/2046		1,500	1,790
Norfolk Southern Corp.
4.450% due 06/15/2045		4,500	4,983
4.650% due 01/15/2046		6,400	7,433
Norwegian Air Shuttle
4.875% due 11/10/2029		2,000	2,018
Numericable SFR S.A.
7.375% due 05/01/2026		7,900	7,821
Occidental Petroleum Corp.
3.400% due 04/15/2026		1,175	1,241
ONEOK Partners LP
6.650% due 10/01/2036		14,735	15,473
Oracle Corp.
3.850% due 07/15/2036 (a)		9,900	9,952
4.000% due 07/15/2046 (a)		9,000	9,092
Pfizer, Inc.
5.600% due 09/15/2040		3,000	3,891
7.200% due 03/15/2039		300	458
Philip Morris International, Inc.
3.875% due 08/21/2042		2,600	2,672
4.250% due 11/10/2044		10,000	11,020
Pioneer Natural Resources Co.
7.200% due 01/15/2028		17,016	20,922
Pride International, Inc.
7.875% due 08/15/2040		4,100	2,882
Prime Security One MS, Inc.
4.875% due 07/15/2032		10,500	8,124
QUALCOMM, Inc.
4.650% due 05/20/2035		3,700	4,006
4.800% due 05/20/2045		4,000	4,177
QVC, Inc.
4.450% due 02/15/2025		2,615	2,635
Reynolds American, Inc.
7.250% due 06/15/2037		660	900
SABMiller Holdings, Inc.
4.950% due 01/15/2042		5,600	6,516
Southern Co.
4.250% due 07/01/2036		1,600	1,703
4.400% due 07/01/2046		5,800	6,266
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		1,400	1,476
Spectra Energy Partners LP
3.500% due 03/15/2025		4,805	4,927
4.500% due 03/15/2045		375	383
Statoil ASA
5.100% due 08/17/2040		3,000	3,603
Stryker Corp.
4.625% due 03/15/2046		5,000	5,645
Studio City Finance Ltd.
8.500% due 12/01/2020		3,400	3,451
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032		1,275	1,449
Texas Eastern Transmission LP
7.000% due 07/15/2032		1,000	1,250
Thermo Fisher Scientific, Inc.
5.300% due 02/01/2044		900	1,051
Thomson Reuters Corp.
3.350% due 05/15/2026		700	717
Time Warner Cable, Inc.
5.250% due 07/15/2042	GBP	800	1,126
5.500% due 09/01/2041		$3,225	3,397
5.875% due 11/15/2040		2,641	2,887
6.550% due 05/01/2037		1,400	1,638
6.750% due 06/15/2039		4,859	5,730
7.300% due 07/01/2038		6,900	8,671
Time Warner, Inc.
4.850% due 07/15/2045		10,000	10,924
4.900% due 06/15/2042		3,700	3,992
6.200% due 03/15/2040		5,275	6,504
6.500% due 11/15/2036		500	636
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		1,196	1,419
8.000% due 04/01/2021		795	881

United Airlines Pass-Through Trust
3.100% due 01/07/2030	10,500	10,697
4.300% due 02/15/2027	64	69
UnitedHealth Group, Inc.
4.625% due 07/15/2035	9,358	10,896
4.750% due 07/15/2045	12,240	14,856
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	7,700	6,617
6.375% due 10/15/2020	2,200	1,903
Viacom, Inc.
4.375% due 03/15/2043	11,924	9,672
5.250% due 04/01/2044	1,550	1,458
5.850% due 09/01/2043	13,778	13,869
Virgin Australia Trust
5.000% due 04/23/2025	3,620	3,743
Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026	2,300	2,369
Weatherford International Ltd.
4.500% due 04/15/2022 (h)	975	841
Western Gas Partners LP
5.450% due 04/01/2044	6,027	5,780
Westmoreland Coal Co.
8.750% due 01/01/2022	4,500	3,386
Whole Foods Market, Inc.
5.200% due 12/03/2025	2,650	2,864
Williams Cos., Inc.
8.750% due 03/15/2032	2,416	2,597
Williams Partners LP
3.900% due 01/15/2025	1,400	1,275
4.900% due 01/15/2045	13,500	11,516
5.100% due 09/15/2045	3,300	2,842
5.400% due 03/04/2044	2,500	2,233
6.300% due 04/15/2040	500	476
Wynn Las Vegas LLC
5.500% due 03/01/2025	2,250	2,185
Wynn Macau Ltd.
5.250% due 10/15/2021 (h)	20,810	20,348
XPO Logistics, Inc.
6.500% due 06/15/2022 (h)	5,000	4,794
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035	900	906
4.450% due 08/15/2045	8,700	8,896

		981,668

UTILITIES 10.7%
AT&T, Inc.
4.300% due 12/15/2042	8,813	8,479
4.350% due 06/15/2045	10,243	9,972
4.800% due 06/15/2044	1,300	1,345
6.550% due 02/15/2039	31,783	39,315
Blue Racer Midstream LLC
6.125% due 11/15/2022	3,100	2,953
British Telecommunications PLC
9.375% due 12/15/2030	2,300	3,541
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	3,507	3,456
E.ON International Finance BV
6.650% due 04/30/2038	600	719
Electricite de France S.A.
4.875% due 01/22/2044	500	527
4.950% due 10/13/2045	8,600	9,533
Emera U.S. Finance LP
4.750% due 06/15/2046	2,500	2,557
Emera, Inc.
6.750% due 06/15/2076	2,500	2,540
Exelon Corp.
4.450% due 04/15/2046	5,100	5,472
Exelon Generation Co. LLC
6.250% due 10/01/2039	6,100	6,725
FirstEnergy Transmission LLC
5.450% due 07/15/2044	6,330	6,927
Genesis Energy LP
5.625% due 06/15/2024	5,400	4,941
Illinois Power Generating Co.
6.300% due 04/01/2020	725	286
Indiana Michigan Power Co.
4.550% due 03/15/2046	400	447
Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	295
Koninklijke KPN NV
8.375% due 10/01/2030	4,100	5,687
MidAmerican Energy Co.
4.250% due 05/01/2046	3,750	4,256
Monongahela Power Co.
5.400% due 12/15/2043	4,224	5,326

Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	1,725	500
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	4,787	897
6.750% due 10/01/2023	1,475	288
Orange S.A.
9.000% due 03/01/2031	685	1,064
Pacific Gas & Electric Co.
4.250% due 03/15/2046	6,200	6,924
Parsley Energy LLC
7.500% due 02/15/2022	500	525
Petrobras Global Finance BV
8.375% due 05/23/2021	6,950	7,190
Petroleos Mexicanos
5.500% due 06/27/2044	20,900	18,989
5.625% due 01/23/2046	18,200	16,658
6.375% due 01/23/2045	5,200	5,252
Plains All American Pipeline LP
4.700% due 06/15/2044	6,800	5,833
4.900% due 02/15/2045	4,000	3,591
5.150% due 06/01/2042	4,300	3,836
Saudi Electricity Global Sukuk Co.
5.500% due 04/08/2044	5,100	5,168
Shell International Finance BV
3.625% due 08/21/2042	1,000	965
4.375% due 05/11/2045	1,925	2,092
Southern California Gas Co.
3.750% due 09/15/2042	1,200	1,275
Southwestern Electric Power Co.
6.200% due 03/15/2040	2,500	3,125
Sprint Capital Corp.
6.875% due 11/15/2028	4,700	3,713
Telecom Italia Capital S.A.
7.721% due 06/04/2038	2,000	2,090
Terraform Global Operating LLC
9.750% due 08/15/2022 (h)	400	364
Verizon Communications, Inc.
4.672% due 03/15/2055	78,103	79,252
5.012% due 08/21/2054	44,666	47,641
Yellowstone Energy LP
5.750% due 12/31/2026	1,656	1,726

		344,257

Total Corporate Bonds & Notes (Cost $2,139,074)		2,198,465

MUNICIPAL BONDS & NOTES 8.8%
CALIFORNIA 4.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	6,600	10,291
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	9,100	14,469
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,300	3,275
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	13,600	20,611
7.350% due 11/01/2039	1,700	2,580
7.500% due 04/01/2034	165	250
7.550% due 04/01/2039	8,195	12,963
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	8,300	13,372
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,600	3,775
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	700	954
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	500	709
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	6,400	10,090
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	5,000	7,049
7.618% due 08/01/2040	4,500	7,091
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	1,100	1,493
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,200	8,940
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	1,700	2,251
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	600	803
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	400	588
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	5,050	7,380

Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	2,500	2,867
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036	300	398
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	200	247
Upland Community Facilities District, California Special Tax Bonds, Series 2012
3.875% due 09/01/2024	1,815	1,996
4.250% due 09/01/2028	2,450	2,664
5.000% due 09/01/2031	325	365
5.000% due 09/01/2034	1,000	1,115

		138,586

FLORIDA 0.1%
Florida State Turnpike Enterprise Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	4,000	4,603

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	10,200	13,615

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series
2009 6.050% due 01/01/2029	1,600	1,557
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	4,800	4,878
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,549

		8,984

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	1,131
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	2,000	2,697

		3,828

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	400	628
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,700	2,573
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	964

		4,165

NEW YORK 1.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	400	645
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	3,300	4,598
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	16,368
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	8,400	9,399
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	800	1,069

		32,079

OHIO 0.7%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	6,495	8,514
7.834% due 02/15/2041	4,990	7,730
8.084% due 02/15/2050	1,000	1,618
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	4,900	4,862

		22,724

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	14,132

Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039		2,750	3,808

			17,940

TENNESSEE 0.1%
Tennessee State School Bond Authority Revenue Bonds, Series 2010
4.848% due 09/15/2027		3,610	4,386

TEXAS 0.9%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042		4,000	5,706
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049		7,000	10,763
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030		8,400	10,785

			27,254

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		3,200	2,704

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040		1,100	1,513

Total Municipal Bonds & Notes (Cost $219,150)			282,381

U.S. GOVERNMENT AGENCIES 2.5%
Fannie Mae, TBA
3.500% due 07/01/2046 - 08/01/2046		60,300	63,579
4.000% due 08/01/2046		15,400	16,495

Total U.S. Government Agencies (Cost $79,848)			80,074

U.S. TREASURY OBLIGATIONS 40.1%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)(j)(l)		86,860	90,536
2.500% due 02/15/2046 (h)		163,405	170,311
2.750% due 08/15/2042 (h)		146,275	161,340
2.750% due 11/15/2042 (h)(j)(l)		97,900	107,814
3.000% due 11/15/2044 (h)(j)(l)		82,400	94,839
3.000% due 05/15/2045 (h)		84,175	96,859
4.625% due 02/15/2040 (j)(l)		11,750	17,286
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2025 (j)		15,535	16,013
0.750% due 02/15/2045		1,422	1,433
1.000% due 02/15/2046		15,346	16,601
1.375% due 02/15/2044		10,265	11,896
U.S. Treasury Notes
0.625% due 12/31/2016 (l)		16	16
1.625% due 02/15/2026 (h)		121,134	122,577
2.000% due 08/15/2025 (h)(j)(l)		282,700	295,731
2.250% due 11/15/2025 (h)(j)(l)		80,585	86,024

Total U.S. Treasury Obligations (Cost $1,191,859)			1,289,276

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Banc of America Funding Trust
5.500% due 01/25/2036		566	575
5.750% due 03/25/2036		468	424
Bear Stearns Adjustable Rate Mortgage Trust
2.871% due 11/25/2034		1,830	1,754
Bear Stearns ALT-A Trust
3.108% due 11/25/2034		98	93
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		6,029	6,231
Berica Residential MBS SRL
0.066% due 03/31/2048	EUR	8,327	9,171
Chase Mortgage Finance Trust
4.467% due 12/25/2037 ^		$647	617
Citigroup Mortgage Loan Trust, Inc.
0.693% due 11/25/2036		2,736	2,425
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		1,974	1,995
Countrywide Alternative Loan Trust
0.783% due 09/25/2035		1,027	806
Countrywide Home Loan Mortgage Pass-Through Trust
2.603% due 04/20/2035		29	29
5.500% due 03/25/2035		475	487
Deutsche ALT-A Securities, Inc.
0.593% due 07/25/2047		405	324

GS Mortgage Securities Trust
5.560% due 11/10/2039		1,120	1,123
GSMPS Mortgage Loan Trust
0.803% due 03/25/2035		1,496	1,274
Homestar Mortgage Acceptance Corp.
0.903% due 07/25/2034		71	70
IndyMac Mortgage Loan Trust
0.753% due 07/25/2035		723	621
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		3,028	3,075
JPMorgan Mortgage Trust
2.467% due 11/25/2033		30	28
JPMorgan Resecuritization Trust
2.746% due 09/26/2036		3,788	3,409
Merrill Lynch Mortgage Investors Trust
2.228% due 10/25/2035		78	76
2.626% due 05/25/2033		19	18
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,395	1,422
Morgan Stanley Re-REMIC Trust
5.500% due 08/26/2047		349	351
Mortgages PLC
1.051% due 10/31/2038	GBP	3,087	3,760
NAAC Reperforming Loan REMIC Trust Certificates
0.903% due 02/25/2035 ^		$2,110	1,745
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.516% due 02/25/2035		1,800	1,606
3.234% due 08/25/2035		953	927
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,309
Residential Accredit Loans, Inc. Trust
3.207% due 03/25/2035 ^		935	805
3.300% due 02/25/2035 ^		1,436	1,158
5.750% due 01/25/2034		4,631	4,704
Residential Funding Mortgage Securities, Inc. Trust
3.422% due 02/25/2036 ^		879	798
Sequoia Mortgage Trust
1.421% due 05/20/2034		1,452	1,394
Structured Adjustable Rate Mortgage Loan Trust
2.857% due 03/25/2034		39	40
WaMu Mortgage Pass-Through Certificates Trust
0.893% due 07/25/2044		704	656
1.571% due 11/25/2041		340	315
Wells Fargo Mortgage-Backed Securities Trust
2.681% due 12/25/2033		36	36
2.836% due 01/25/2035		1,087	1,077
2.841% due 01/25/2035		84	85

Total Non-Agency Mortgage-Backed Securities (Cost $58,004)			58,813

ASSET-BACKED SECURITIES 1.9%
ACE Securities Corp. Home Equity Loan Trust
1.248% due 01/25/2035		1,510	1,401
AIM Aviation Finance Ltd.
4.213% due 02/15/2040		4,614	4,573
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		16,735	17,404
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.903% due 07/25/2035		2,200	2,020
1.323% due 07/25/2034		642	582
Asset-Backed Securities Corp. Home Equity Loan Trust
1.413% due 07/25/2035		2,000	1,838
Bayview Financial Acquisition Trust
6.101% due 05/28/2037		58	58
Bear Stearns Asset-Backed Securities Trust
0.873% due 12/25/2035		2,000	1,743
1.193% due 01/25/2034		9	9
Countrywide Asset-Backed Certificates Trust
1.053% due 08/25/2035		184	182
Eagle Ltd.
2.570% due 12/15/2039		1,500	1,479
ECAF Ltd.
4.947% due 06/15/2040		3,469	3,433
First Franklin Mortgage Loan Trust
0.943% due 09/25/2035		3,034	2,986
1.173% due 05/25/2035		1,000	982
Home Equity Asset Trust
1.503% due 07/25/2035		2,200	2,175
IXIS Real Estate Capital Trust
1.233% due 06/25/2035		402	403
Lehman XS Trust
1.253% due 10/25/2035		577	536
Merrill Lynch Mortgage Investors Trust
0.673% due 08/25/2036		1,000	988
Morgan Stanley ABS Capital, Inc. Trust
0.773% due 11/25/2035		1,592	1,576

Morgan Stanley Home Equity Loan Trust
0.923% due 08/25/2035		1,045	1,020
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.953% due 07/25/2035		2,813	2,789
RAAC Trust
0.826% due 10/25/2046		167	148
0.933% due 03/25/2037		2,225	2,160
Residential Asset Mortgage Products Trust
0.703% due 08/25/2046		1,800	1,561
Residential Asset Securities Corp. Trust
0.913% due 10/25/2035		354	335
Saxon Asset Securities Trust
1.248% due 03/25/2035 ^		1,429	1,303
SLM Student Loan Trust
2.138% due 04/25/2023		8,243	8,245

Total Asset-Backed Securities (Cost $59,336)			61,929

SOVEREIGN ISSUES 0.9%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	2,100	2,316
Brazil Government International Bond
5.000% due 01/27/2045		$20,710	18,639
Mexico Government International Bond
4.600% due 01/23/2046		6,075	6,432
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	75,000	687
4.500% due 07/03/2017		30,000	275

Total Sovereign Issues (Cost $29,520)			28,349

	SHARES
PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.4%
AgriBank FCB
6.875% due 01/01/2024 (e)		40,000	4,221
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		110,000	3,274
State Street Corp.
5.900% due 03/15/2024 (e)		208,100	5,896

			13,391

UTILITIES 0.3%
Entergy Arkansas, Inc.
4.750% due 06/01/2063		39,925	1,012
Entergy Texas, Inc.
5.625% due 06/01/2064		142,184	3,818
SCE Trust
5.625% due 06/15/2017 (e)		18,000	478
5.750% due 03/15/2024 (e)		161,000	4,679

			9,987

Total Preferred Securities (Cost $20,746)			23,378

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (g) 0.3%			9,539

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
0.241% due 07/21/2016 - 12/08/2016 (b)(c)(l)	$4,103	4,101

Total Short-Term Instruments (Cost $13,640)		13,640

Total Investments in Securities (Cost $3,984,983)		4,209,658

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio III	10,270,486	101,513

Total Short-Term Instruments (Cost $101,509)		101,513

Total Investments in Affiliates (Cost $101,509)		101,513

Total Investments 134.1% (Cost $4,086,492)		$4,311,171
Financial Derivative Instruments (i)(k) (0.1)% (Cost or Premiums, net $(14,941))		(2,680)
Other Assets and Liabilities, net (34.0)%		(1,092,394)

Net Assets 100.0%		$3,216,097

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$12,888	$12,952	0.40%
Delta Air Lines, Inc.	2.531	09/30/2019	05/05/2014	21,282	20,935	0.65
Delta Air Lines, Inc.	2.632	05/09/2019	05/05/2014	5,943	5,898	0.18
KGH Intermediate Holdco LLC	8.500	08/08/2019	08/07/2014	4,151	3,915	0.12
Norwegian Air Shuttle	4.110 - 4.250	06/24/2026	06/25/2014 - 09/08/2014	17,048	16,871	0.53
Norwegian Air Shuttle	5.860 - 6.110	06/24/2021	06/25/2014	11,840	11,581	0.36
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	7,000	7,762	0.24
Rise Ltd.	4.750	01/31/2021	02/11/2014	4,180	4,119	0.13

				$84,332	$84,033	2.61%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$9,539	U.S. Treasury Bonds 8.500% due 02/15/2020	$(9,735)	$9,539	$9,539

Total Repurchase Agreements						$(9,735)	$9,539	$9,539

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(1.500)%	04/15/2016	TBD	(2)	$(306)	$(305)
	(0.500)	04/21/2016	TBD	(2)	(1,230)	(1,229)
	0.000	05/05/2016	TBD	(2)	(4,500)	(4,500)
	1.500	06/02/2016	06/02/2017		(669)	(668)
BOS	0.290	05/05/2016	07/05/2016		(19,775)	(19,784)
	0.290	06/30/2016	07/05/2016		(15,198)	(15,198)
	0.400	06/23/2016	07/18/2016		(101)	(101)
DEU	0.460	06/23/2016	07/01/2016		(19,924)	(19,926)
	0.460	07/01/2016	07/11/2016		(12,075)	(12,075)
GRE	0.520	06/23/2016	07/15/2016		(1,207)	(1,208)
IND	0.530	04/22/2016	07/22/2016		(3,544)	(3,548)
	0.530	04/25/2016	07/25/2016		(72,245)	(72,316)
JML	(1.500)	06/29/2016	TBD	(2)	(1,502)	(1,501)
JPS	0.320	06/23/2016	07/06/2016		(16,905)	(16,906)
	0.370	05/31/2016	08/19/2016		(33,082)	(33,092)
	0.370	06/23/2016	08/19/2016		(1,811)	(1,811)
	0.530	05/25/2016	07/25/2016		(14,393)	(14,401)
	0.530	05/31/2016	07/25/2016		(13,507)	(13,513)
	0.550	05/31/2016	07/13/2016		(979)	(979)
	0.650	04/29/2016	07/05/2016		(13,635)	(13,650)
NXN	0.530	04/15/2016	07/15/2016		(49,163)	(49,218)
	0.530	04/26/2016	07/12/2016		(72,194)	(72,264)
	0.530	05/03/2016	08/03/2016		(101,875)	(101,963)
	0.530	05/04/2016	08/04/2016		(102,500)	(102,587)
	0.540	05/20/2016	08/08/2016		(37,669)	(37,692)
	0.560	06/03/2016	08/02/2016		(19,825)	(19,834)
RDR	0.590	04/22/2016	07/21/2016		(30,975)	(31,011)
SCX	0.600	04/12/2016	07/12/2016		(1,146)	(1,148)
	0.600	05/05/2016	07/11/2016		(307)	(308)
	0.600	05/05/2016	07/12/2016		(67,035)	(67,099)
	0.610	04/14/2016	07/14/2016		(94,106)	(94,231)
	0.610	04/27/2016	07/12/2016		(16,031)	(16,049)
	0.610	05/06/2016	07/11/2016		(10,246)	(10,256)
	0.610	05/06/2016	07/12/2016		(2,180)	(2,182)
	0.610	05/10/2016	07/11/2016		(417)	(418)

Total Reverse Repurchase Agreements						$(852,971)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
GSC	0.320%	05/09/2016	07/11/2016	$(79,795)	$(79,840)
	0.450	05/27/2016	07/07/2016	(14,660)	(14,667)
	0.460	05/11/2016	07/11/2016	(45,026)	(45,061)

Total Sale-Buyback Transactions					$(139,568)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(956,197) at a weighted average interest rate of 0.472%.

(h)	Securities with an aggregate market value of $1,021,112 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$130.500	07/22/2016	223	$(91)	$(13)
Call - CBOT U.S. Treasury 10-Year Note August Futures	134.000	07/22/2016	223	(75)	(71)

				$(166)	$(84)

Total Written Options				$(166)	$(84)

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,657	$(1,425)	$0	$(62)
90-Day Eurodollar December Futures	Short	12/2017	1,603	(672)	0	(80)
90-Day Eurodollar June Futures	Short	06/2017	748	(625)	0	(37)
90-Day Eurodollar June Futures	Short	06/2018	856	(419)	0	(32)
90-Day Eurodollar March Futures	Short	03/2017	157	(27)	0	(8)
90-Day Eurodollar March Futures	Short	03/2018	188	(218)	0	(7)
90-Day Eurodollar September Futures	Short	09/2016	1,655	(2,850)	0	(21)
90-Day Eurodollar September Futures	Short	09/2017	588	(538)	0	(30)
90-Day Eurodollar September Futures	Short	09/2018	855	(432)	0	(21)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	96	442	28	0

Total Futures Contracts				$(6,764)	$28	$(298)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin (5)
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2020	0.899%	$8,400	$39	$202	$6	$0
Prudential Financial, Inc.	1.000	06/20/2021	1.234	5,300	(60)	(45)	13	0

					$(21)	$157	$19	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (5)
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$35,280	$2,147	$805	$122	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	402,831	17,300	9,969	1,667	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	210,000	1,726	2,132	384	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	90,500	1,018	125	174	0

				$22,191	$13,031	$2,347	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR *	2.250%	03/16/2019		$306,800	$(8,576)	$(8,255)	$0	$(91)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		3,100	(252)	(98)	7	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		40,700	(1,068)	(533)	98	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		82,500	(12,517)	(7,187)	905	0
Receive	6-Month EUR-EURIBOR	0.950	03/25/2025	EUR	1,200	(87)	(84)	0	(4)
Receive	6-Month EUR-EURIBOR *	0.750	09/21/2026		44,700	(1,800)	(1,691)	0	(155)
Pay	6-Month GBP-LIBOR *	1.250	09/21/2021	GBP	96,100	3,887	3,487	128	0
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		60,100	(3,720)	(4,136)	0	(110)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		4,600	(840)	(712)	0	(32)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	2,480,000	(2,024)	(2,229)	6	0
Receive	6-Month JPY-LIBOR *	1.000	09/20/2024		4,420,000	(2,273)	(2,349)	0	(6)
Receive	6-Month JPY-LIBOR	1.250	06/17/2035		2,080,000	(4,420)	(2,732)	118	0
Pay	28-Day MXN-TIIE	5.740	04/24/2023	MXN	497,700	(57)	(49)	136	0
Pay	28-Day MXN-TIIE	5.738	04/25/2023		156,400	(20)	(20)	43	0
Pay	28-Day MXN-TIIE	6.190	01/03/2035		153,700	(476)	(359)	151	0

						$(34,243)	$(26,947)	$1,592	$(398)

Total Swap Agreements						$(12,073)	$(13,759)	$3,958	$(398)

*	This security has a forward starting effective date.
(5)	Unsettled variation margin asset of $10 for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $55,484 and cash of $6,820 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	08/2016		$7,619	CNH	50,108	$0	$(113)
	08/2016		5,948	SGD	8,172	116	0
	08/2016		5,978	TWD	195,331	97	0
BOA	07/2016	GBP	7,335		$10,755	991	0
	07/2016		$76,656	EUR	69,561	539	0
	07/2016		10,374	GBP	7,797	6	0
	08/2016	EUR	69,561		$76,738	0	(536)
	08/2016	GBP	7,797		10,377	0	(6)
	08/2016		$1,701	KRW	1,945,944	0	(14)
BPS	07/2016	JPY	7,113,139		$64,559	0	(4,323)
	08/2016	INR	198,618		2,914	0	(5)
	08/2016	MXN	144,294		7,744	0	(110)
	08/2016		$5,662	MYR	22,869	70	0
	08/2016		4,874	SGD	6,528	0	(30)
	09/2016	CNH	147,759		$22,457	348	0
	01/2017	BRL	12,498		4,399	713	0
BRC	08/2016		$4,347	INR	293,679	0	(30)
	10/2016	CNH	52,384		$8,000	170	0
CBK	07/2016	GBP	462		656	41	0
	07/2016		$30,902	JPY	3,428,900	2,303	0
	08/2016	MXN	18,540		$1,000	0	(9)
	08/2016	THB	382,575		10,861	0	(18)
	08/2016		$124	MXN	2,313	2	0
DUB	08/2016	SGD	14,662		$10,740	0	(140)
	01/2017		$4,399	BRL	12,498	0	(713)
GLM	07/2016	EUR	42,190		$47,066	246	0
	07/2016		$26,346	EUR	23,628	0	(124)
	08/2016	TWD	350,411		$10,788	0	(109)
	08/2016		$3,148	KRW	3,720,621	77	0
HUS	07/2016		7,916	RUB	536,048	443	0
	08/2016	HKD	1,834		$236	0	0
	08/2016		$1,870	MYR	7,450	0	(3)
	08/2016		6,039	THB	215,351	85	0
	08/2016		2,164	TWD	68,956	0	(20)
JPM	07/2016	BRL	1,957		$610	0	0
	07/2016	JPY	137,500		1,320	0	(11)
	07/2016		$537	BRL	1,957	72	0
	08/2016	KRW	12,478,520		$10,653	0	(164)
	08/2016		$3,683	INR	249,096	0	(22)
	08/2016		3,187	KRW	3,648,650	0	(24)
	08/2016		22,098	MXN	400,219	0	(315)
	08/2016		1,037	MYR	4,117	0	(5)
	08/2016		2,037	THB	71,682	1	0
	08/2016		2,164	TWD	68,988	0	(18)
	09/2016	CNH	51,618		$7,852	128	0
MSB	08/2016	RUB	522,721		7,755	0	(322)
	08/2016		$1,870	MYR	7,452	0	(2)
SCX	07/2016	EUR	50,999		$57,096	500	0
	07/2016		$37,505	JPY	3,821,739	0	(496)
	08/2016	INR	352,854		$5,167	0	(20)
	08/2016	JPY	3,821,739		37,544	504	0
	08/2016		$2,037	THB	71,611	0	(1)
	08/2016		551	TWD	17,569	0	(5)
	09/2016	CNH	120,758		$18,365	296	0
	09/2016		$8,394	CNH	56,812	107	0
	10/2016	CNH	109,410		$16,758	416	0
	01/2017		$7,956	CNH	54,694	181	0
TOR	08/2016		708	THB	24,893	0	0
UAG	08/2016	MYR	41,975		$10,317	0	(204)
	08/2016		$2,678	KRW	3,167,538	68	0

Total Forward Foreign Currency Contracts						$8,520	$(7,912)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
SCX	Call - OTC USD versus CNH	CNH 6.700	09/29/2016	$8,000	$180	$90

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	$15,800	$677	$0
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018	8,500	884	245
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	22,700	1,075	574
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017	6,700	413	5
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	08/05/2016	25,100	9	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/17/2017	51,500	211	334
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	20,900	1,045	574
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/07/2016	58,000	92	311
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200	12/16/2016	70,700	176	602
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016	64,500	544	498
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017	24,100	1,687	17
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017	18,000	1,454	250
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018	28,500	2,636	592
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200	12/16/2016	137,300	367	1,169

							$11,270	$5,171

Total Purchased Options							$11,450	$5,261

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-26 5-Year Index	Sell	1.000%	07/20/2016		$10,100	$(16)	$(1)
BPS	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.700	07/20/2016	EUR	13,800	(11)	(5)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	07/20/2016		13,800	(21)	(3)
BRC	Call - OTC CDX.IG-26 5-Year Index	Buy	0.700	07/20/2016		$18,800	(22)	(5)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.100	07/20/2016		18,800	(30)	(2)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.150	07/20/2016		28,000	(50)	(2)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	07/20/2016	EUR	18,900	(27)	(1)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	07/20/2016		13,700	(29)	(10)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	07/20/2016		18,900	(26)	(5)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.650	09/21/2016		20,500	(29)	(19)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	09/21/2016		20,500	(42)	(53)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.200	09/21/2016		19,500	(76)	(36)
CBK	Put - OTC CDX.IG-26 5-Year Index	Sell	1.050	09/21/2016		$6,900	(12)	(8)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016	EUR	10,500	(35)	(16)
GST	Put - OTC CDX.IG-26 5-Year Index	Sell	1.150	07/20/2016		$19,100	(34)	(1)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	07/20/2016	EUR	38,400	(44)	(1)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	07/20/2016		38,400	(61)	(6)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	09/21/2016		18,900	(68)	(40)
JPM	Put - OTC CDX.IG-26 5-Year Index	Sell	1.150	09/21/2016		$24,100	(44)	(19)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.650	09/21/2016	EUR	10,100	(17)	(9)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	09/21/2016		10,100	(18)	(26)

							$(712)	$(268)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC USD versus BRL	BRL	4.380	09/15/2016	$2,200	$(55)	$(1)
	Call - OTC USD versus BRL		4.500	09/15/2016	6,700	(176)	(2)
	Call - OTC USD versus CNH	CNH	7.050	12/08/2016	1,120	(16)	(7)
	Call - OTC USD versus CNH		7.150	12/20/2016	45,000	(649)	(242)
	Call - OTC USD versus MXN	MXN	19.000	08/11/2016	7,100	(80)	(64)
JPM	Call - OTC USD versus CNH	CNH	7.000	12/07/2016	100	(1)	(1)
SCX	Put - OTC USD versus CNH		6.280	09/29/2016	8,000	(48)	(2)
	Call - OTC USD versus CNH		7.000	09/29/2016	8,000	(125)	(25)
	Call - OTC USD versus CNH		7.150	12/20/2016	148,150	(2,138)	(798)

						$(3,288)	$(1,142)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$10,900	$(94)	$(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	7,000	(90)	(1)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	3,000	(30)	(1)

						$(214)	$(3)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$60,400	$(740)	$0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	37,400	(884)	(115)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	116,200	(1,189)	(526)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.910	08/15/2017	26,800	(415)	(1)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	104,500	(1,055)	(475)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	12/16/2016	13,050	(172)	(668)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	01/17/2017	11,200	(210)	(453)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016	129,000	(550)	(490)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	08/15/2017	96,700	(1,736)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017	79,000	(1,484)	(106)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	125,400	(2,648)	(374)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.670	12/07/2016	12,600	(92)	(389)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	12/16/2016	32,650	(402)	(1,670)
							$(11,577)	$(5,270)

Total Written Options							$(15,791)	$(6,683)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	Deere & Co.	(1.000)%	12/20/2020	0.626%	$1,925	$(27)	$(5)	$0	$(32)
JPM	Caterpillar, Inc.	(1.000)	12/20/2020	0.686	3,200	(15)	(30)	0	(45)

						$(42)	$(35)	$0	$(77)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2020	1.046%		$1,850	$(2)	$(1)	$0	$(3)
	Italy Government International Bond	1.000	12/20/2020	1.325		7,300	(13)	(86)	0	(99)
	Italy Government International Bond	1.000	06/20/2021	1.390		14,900	(237)	(32)	0	(269)
	Morgan Stanley	1.000	06/20/2020	0.914		10,000	96	(60)	36	0
	Volkswagen International Finance NV	1.000	12/20/2020	1.197	EUR	4,700	(418)	374	0	(44)
BPS	Anadarko Petroleum Corp.	1.000	12/20/2020	2.287		$2,100	(272)	160	0	(112)
	China Government International Bond	1.000	09/20/2020	1.046		2,200	(17)	14	0	(3)
	China Government International Bond	1.000	12/20/2020	1.108		4,000	(76)	59	0	(17)
	Petrobras Global Finance BV	1.000	06/20/2018	4.242		5,400	(270)	(61)	0	(331)
BRC	Berkshire Hathaway, Inc.	1.000	06/20/2021	1.004		15,000	36	(34)	2	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.340		5,000	(146)	31	0	(115)
	Italy Government International Bond	1.000	06/20/2020	1.243		10,000	(12)	(78)	0	(90)
	MetLife, Inc.	1.000	06/20/2021	1.314		1,700	(17)	(8)	0	(25)
	Petrobras Global Finance BV	1.000	06/20/2018	4.242		14,000	(635)	(222)	0	(857)
	Shell International Finance BV	1.000	03/20/2021	0.680	EUR	8,000	161	(24)	137	0
	Volkswagen International Finance NV	1.000	12/20/2020	1.197		1,650	(93)	78	0	(15)
CBK	China Government International Bond	1.000	09/20/2020	1.046		$1,600	(1)	(2)	0	(3)
	Devon Energy Corp.	1.000	12/20/2020	2.266		12,350	(1,729)	1,078	0	(651)
	Ford Motor Credit Co. LLC	5.000	06/20/2021	1.403		1,300	203	19	222	0
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.958		16,400	91	(58)	33	0
	Italy Government International Bond	1.000	06/20/2021	1.390		1,500	(25)	(2)	0	(27)
DUB	MetLife, Inc.	1.000	09/20/2021	1.381		18,000	132	(468)	0	(336)
	Mexico Government International Bond	1.000	03/20/2019	0.951		15,050	115	(91)	24	0
	Pacific Gas & Electric Co.	1.000	06/20/2021	0.666		2,000	(88)	121	33	0
FBF	American Airlines Group, Inc.	5.000	12/20/2016	2.019		1,700	36	(9)	27	0
	AT&T, Inc.	1.000	03/20/2023	1.096		13,400	(360)	283	0	(77)
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.958		1,400	0	3	3	0
	Mexico Government International Bond	1.000	06/20/2021	1.541		4,500	(122)	8	0	(114)
	Telefonica Emisiones S.A.U.	1.000	06/20/2021	1.327	EUR	12,000	(661)	453	0	(208)
GST	Anadarko Petroleum Corp.	1.000	12/20/2020	2.287		$1,150	(163)	102	0	(61)
	BHP Billiton Finance USA Ltd.	1.000	12/20/2020	1.344		2,600	(80)	42	0	(38)
	China Government International Bond	1.000	09/20/2020	1.046		3,075	(4)	(1)	0	(5)
	Enbridge, Inc.	1.000	09/20/2017	1.563		15,000	258	(356)	0	(98)
	Energy Transfer Partners LP	1.000	03/20/2020	2.060		1,100	(53)	12	0	(41)
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	2.532		8,800	(1,394)	889	0	(505)
	Italy Government International Bond	1.000	06/20/2020	1.243		21,800	(32)	(164)	0	(196)
	Italy Government International Bond	1.000	06/20/2021	1.390		1,000	(17)	(1)	0	(18)
	MetLife, Inc.	1.000	12/20/2020	1.173		1,000	6	(13)	0	(7)
	MetLife, Inc.	1.000	06/20/2021	1.314		18,400	(294)	24	0	(270)
	Mexico Government International Bond	1.000	06/20/2021	1.541		1,400	(41)	5	0	(36)
	Morgan Stanley	1.000	12/20/2020	1.013		1,100	(2)	2	0	0
HUS	China Government International Bond	1.000	09/20/2020	1.046		10,275	(56)	40	0	(16)
	Italy Government International Bond	1.000	06/20/2021	1.390		39,200	(688)	(19)	0	(707)
JPM	Goldman Sachs Group, Inc.	1.000	06/20/2020	0.901		10,000	57	(16)	41	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.008		1,800	7	(7)	0	0
	Italy Government International Bond	1.000	06/20/2020	1.243		2,000	(2)	(16)	0	(18)
	Masco Corp.	5.000	09/20/2020	0.836		7,000	993	222	1,215	0
	Prudential Financial, Inc.	1.000	06/20/2021	1.234		4,100	(35)	(9)	0	(44)
MYC	Apache Corp.	1.000	12/20/2020	1.376		9,900	(835)	678	0	(157)
	Devon Energy Corp.	1.000	12/20/2020	2.266		1,000	(162)	109	0	(53)
	Entergy Corp.	1.000	03/20/2021	0.725		2,500	(271)	303	32	0
	Ford Motor Credit Co. LLC	5.000	06/20/2021	1.403		8,200	1,429	(26)	1,403	0
	General Motors Co.	5.000	06/20/2021	1.819		6,200	946	(15)	931	0
	Italy Government International Bond	1.000	06/20/2020	1.243		5,000	(9)	(36)	0	(45)
	Mexico Government International Bond	1.000	03/20/2019	0.951		22,600	138	(101)	37	0
SOG	Italy Government International Bond	1.000	06/20/2021	1.390		30,100	(432)	(111)	0	(543)

							$(5,060)	$2,982	$4,176	$(6,254)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	12/20/2020		$2,900	$73	$202	$275	$0
	iTraxx Japan 25 5-Year Index	1.000	06/20/2021	JPY	10,000	0	1	1	0
BRC	iTraxx Japan 25 5-Year Index	1.000	06/20/2021		23,000	1	3	4	0
CBK	MCDX-26 5-Year Index	1.000	06/20/2021		$37,700	98	12	110	0
DUB	iTraxx Japan 25 5-Year Index	1.000	06/20/2021	JPY	70,000	3	8	11	0
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057		$31,000	(1,534)	378	0	(1,156)
GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057		2,200	(111)	29	0	(82)
	CMBX.NA.BB.6 Index	5.000	05/11/2063		4,800	(693)	37	0	(656)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		13,600	(1,335)	(42)	0	(1,377)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058		800	(168)	(11)	0	(179)
	MCDX-26 5-Year Index	1.000	06/20/2021		17,700	42	10	52	0
JPM	iTraxx Japan 25 5-Year Index	1.000	06/20/2021	JPY	67,000	3	8	11	0
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057		$1,600	(87)	27	0	(60)
	CMBX.NA.BB.6 Index	5.000	05/11/2063		2,400	(346)	18	0	(328)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063		4,300	(364)	59	0	(305)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		2,700	(262)	(11)	0	(273)
MYC	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		3,600	(368)	3	0	(365)

						$(5,048)	$731	$464	$(4,781)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	1.303%	09/30/2020		$19,500	$0	$99	$99	$0
	Receive	3-Month USD-CPURNSA Index	1.273	09/30/2020		4,350	0	29	29	0
DUB	Pay	1-Year BRL-CDI	12.360	01/04/2021	BRL	163,200	(310)	934	624	0
HUS	Pay	1-Year BRL-CDI	12.360	01/04/2021		113,100	26	407	433	0
MYC	Pay	1-Year BRL-CDI	12.675	01/02/2019		164,200	0	316	316	0
	Pay	1-Year BRL-CDI	12.360	01/04/2021		100	0	0	0	0
	Receive	3-Month USD-CPURNSA Index	1.533	11/07/2016		$6,900	0	(111)	0	(111)

							$(284)	$1,674	$1,501	$(111)

Total Swap Agreements							$(10,434)	$5,352	$6,141	$(11,223)

(l)	Securities with an aggregate market value of $15,170 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$90,986	$82,367	$173,353
Corporate Bonds & Notes
Banking & Finance	0	854,926	17,614	872,540
Industrials	0	976,680	4,988	981,668
Utilities	0	342,531	1,726	344,257
Municipal Bonds & Notes
California	0	138,586	0	138,586
Florida	0	4,603	0	4,603
Georgia	0	13,615	0	13,615
Illinois	0	8,984	0	8,984
Indiana	0	3,828	0	3,828
New Jersey	0	4,165	0	4,165
New York	0	32,079	0	32,079
Ohio	0	22,724	0	22,724
Pennsylvania	0	17,940	0	17,940
Tennessee	0	4,386	0	4,386
Texas	0	27,254	0	27,254
Virginia	0	2,704	0	2,704
Washington	0	1,513	0	1,513
U.S. Government Agencies	0	80,074	0	80,074
U.S. Treasury Obligations	0	1,289,276	0	1,289,276
Non-Agency Mortgage-Backed Securities	0	58,813	0	58,813
Asset-Backed Securities	0	44,525	17,404	61,929
Sovereign Issues	0	28,349	0	28,349
Preferred Securities
Banking & Finance	3,274	10,117	0	13,391
Utilities	4,830	5,157	0	9,987
Short-Term Instruments
Repurchase Agreements	0	9,539	0	9,539
U.S. Treasury Bills	0	4,101	0	4,101
	$8,104	$4,077,455	$124,099	$4,209,658

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$101,513	$0	$0	$101,513

Total Investments	$109,617	$4,077,455	$124,099	$4,311,171

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	28	3,958	0	3,986
Over the counter	0	19,922	0	19,922
	$28	$23,880	$0	$23,908

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(298)	(482)	0	(780)
Over the counter	0	(25,818)	0	(25,818)

	$(298)	$(26,300)	$0	$(26,598)

Totals	$109,347	$4,075,035	$124,099	$4,308,481

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$79,890	$4,498	$(2,758)	$(1)	$0	$(1,253)	$1,991	$0	$82,367	$(1,227)
Corporate Bonds & Notes Banking & Finance	17,081	0	(28)	10	0	550	0	0	17,614	547
Industrials	0	5,527	0	(5)	0	(534)	0	0	4,988	(534)
Utilities	1,697	0	0	0	0	29	0	0	1,726	29
Asset-Backed Securities	1,622	0	(150)	0	0	8	17,404	(1,479)	17,404	0

Totals	$100,290	$10,025	$(2,936)	$4	$0	$(1,200)	$19,395	$(1,479)	$124,099	$(1,185)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$80,376	Proxy Pricing	Base Price	97.75 - 100.50
	1,991	Third Party Vendor	Broker Quote	98.75
Corporate Bonds & Notes
Banking & Finance	7,762	Proxy Pricing	Base Price	102.67
	9,852	Reference Instrument	Spread movement	37.00 - 324.53 bps
Industrials	4,988	Proxy Pricing	Base Price	100.00
Utilities	1,726	Proxy Pricing	Base Price	102.13
Asset-Backed Securities	17,404	Third Party Vendor	Broker Quote	104.00
Total	$124,099

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.2%
CORPORATE BONDS & NOTES 1.2%
INDUSTRIALS 0.6%
Vessel Management Services, Inc.
3.432% due 08/15/2036	$5,628	$5,951

UTILITIES 0.6%
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	5,400	5,610

Total Corporate Bonds & Notes (Cost $11,020)		11,561

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	905

Total Municipal Bonds & Notes (Cost $713)		905

U.S. GOVERNMENT AGENCIES 20.3%
Fannie Mae
0.000% due 05/15/2030 (a)	13,282	9,327
0.513% due 07/25/2037	333	327
0.648% due 03/18/2031	101	101
0.903% due 10/25/2030	4	4
1.053% due 10/25/2017	8	8
1.353% due 04/25/2032	35	36
1.503% due 03/25/2022	35	36
1.610% due 06/01/2043 - 03/01/2044	571	582
2.250% due 10/01/2024	32	32
2.345% due 08/01/2026	6	6
2.386% due 04/01/2028	26	26
2.387% due 07/01/2035	107	113
2.535% due 02/01/2028	5	5
2.607% due 11/01/2034	132	140
2.628% due 11/01/2023	20	21
2.690% due 05/01/2025	5	5
2.774% due 12/01/2027	28	29
3.375% due 10/01/2024	1	1
3.500% due 06/25/2044	2,559	2,850
3.765% due 12/01/2025	2,300	2,595
4.000% due 09/25/2044 - 10/25/2044	12,885	14,402
4.250% due 04/25/2037	475	533
4.500% due 10/25/2023 - 06/25/2025	3,395	3,662
5.000% due 08/25/2036	6,874	7,669
5.380% due 07/01/2033	1,988	2,334
5.625% due 04/17/2028 - 07/15/2037	10,082	14,805
6.000% due 05/17/2027	319	347
6.500% due 02/01/2022 - 08/01/2037	1,573	1,806
6.750% due 06/25/2032	2,234	2,558
6.900% due 05/25/2023	52	58
6.950% due 07/25/2020	8	8
7.000% due 12/25/2022 - 03/01/2038	1,981	2,242
7.800% due 10/25/2022	7	8
9.000% due 06/01/2027 - 11/01/2030	34	36
Federal Farm Credit Bank
5.125% due 07/09/2029	675	887
5.750% due 12/07/2028	500	691
Federal Housing Administration
6.896% due 07/01/2020	242	237
7.000% due 11/25/2019	59	57
7.430% due 10/01/2022 - 01/01/2024	20	20
Freddie Mac
0.842% due 01/15/2033	68	69
0.942% due 04/15/2029 - 12/15/2032	62	61
0.992% due 06/15/2031	28	28
1.442% due 09/15/2021	9	9
1.610% due 10/25/2044	3,177	3,301
1.740% due 10/25/2023	31	30
1.810% due 07/25/2044	822	847
2.472% due 01/01/2028	23	24
2.521% due 01/01/2028	15	15
2.619% due 02/01/2028	43	43
2.631% due 10/01/2026	15	15

2.693% due 06/01/2022	2	2
2.825% due 09/01/2027	22	22
2.875% due 05/01/2022	3	3
3.500% due 05/15/2042	5,490	5,877
4.000% due 07/15/2042	3,992	4,610
4.500% due 02/15/2035 - 07/15/2035	6,301	6,774
5.500% due 07/15/2033 - 06/15/2035	6,515	7,916
6.000% due 05/15/2028 - 09/15/2029	46	52
6.250% due 09/15/2023	586	630
6.500% due 08/01/2022 - 10/25/2043	580	659
6.750% due 03/15/2031	100	155
7.000% due 07/15/2022 - 01/15/2024	135	149
Ginnie Mae
1.398% due 03/20/2031	287	292
1.750% due 04/20/2017 - 05/20/2032	413	427
1.875% due 07/20/2022 - 09/20/2026	79	82
2.000% due 02/20/2017 - 01/20/2028	243	255
2.500% due 09/20/2017 - 03/20/2025	20	20
3.000% due 12/20/2017 - 08/20/2018	8	8
3.500% due 03/20/2021	4	4
4.000% due 08/20/2044 - 09/20/2044	26,445	29,653
6.000% due 08/20/2033	2,436	2,912
6.500% due 08/20/2034 - 09/20/2034	18	22
NCUA Guaranteed Notes
0.835% due 11/06/2017	796	796
Overseas Private Investment Corp.
4.736% due 03/15/2022	2,225	2,442
Residual Funding Corp. STRIPS
0.000% due 07/15/2020 - 04/15/2030 (a)	47,444	34,406
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 - 04/15/2029 (a)	12,439	9,303
Small Business Administration
5.240% due 08/01/2023	805	881
Tennessee Valley Authority
4.625% due 09/15/2060	3,800	4,753
5.375% due 04/01/2056	2,600	3,629
Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (a)	7,400	4,921

Total U.S. Government Agencies (Cost $167,281)		194,701

U.S. TREASURY OBLIGATIONS 92.7%
U.S. Treasury Bonds
2.500% due 02/15/2045	29,900	31,165
2.750% due 08/15/2042 (f)	3,100	3,419
2.750% due 11/15/2042	72,900	80,283
2.875% due 05/15/2043	7,100	7,991
2.875% due 08/15/2045 (d)	124,800	140,181
3.000% due 11/15/2044 (d)	78,700	90,580
3.000% due 05/15/2045	30,100	34,636
3.125% due 02/15/2042	300	355
3.125% due 02/15/2043 (d)	39,600	46,729
3.375% due 05/15/2044	11,300	13,941
3.625% due 08/15/2043	35,400	45,719
3.750% due 11/15/2043 (d)	126,300	166,802
5.250% due 11/15/2028	18,700	26,335
6.125% due 11/15/2027	19,600	28,947
U.S. Treasury Inflation Protected Securities (b)
0.750% due 02/15/2045	8,229	8,289
1.375% due 02/15/2044	4,106	4,759
U.S. Treasury Notes
1.375% due 01/31/2021 (f)	4,700	4,784
1.500% due 03/31/2023	10,600	10,755
1.750% due 01/31/2023	51,950	53,559
2.000% due 02/15/2025 (d)(f)	35,200	36,845
U.S. Treasury STRIPS
0.000% due 05/15/2040 (a)	12,950	7,583
0.000% due 11/15/2042 (a)	1,100	590
0.000% due 05/15/2043 (a)	39,900	21,043
0.000% due 11/15/2043 (a)	21,400	11,364
0.000% due 11/15/2044 (a)	1,500	756
0.000% due 02/15/2045 (a)	3,400	1,699
0.000% due 08/15/2045 (a)	21,800	10,736

Total U.S. Treasury Obligations (Cost $826,455)		889,845

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%
BAMLL Commercial Mortgage Securities Trust
4.325% due 08/15/2046	9,800	10,996
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	314	318
Bear Stearns Adjustable Rate Mortgage Trust
2.694% due 04/25/2033	32	33
2.972% due 01/25/2034	85	86
3.040% due 02/25/2034	253	246
3.226% due 02/25/2033	14	13

Bear Stearns ALT-A Trust
2.902% due 09/25/2035	663	557
Bear Stearns Commercial Mortgage Securities Trust
5.694% due 06/11/2050	1,054	1,089
Bear Stearns Mortgage Securities, Inc.
2.911% due 06/25/2030	2	2
Commercial Mortgage Trust
6.007% due 12/10/2049	466	481
Countrywide Alternative Loan Trust
0.633% due 05/25/2047	660	528
0.663% due 05/25/2035	591	463
Countrywide Home Loan Mortgage Pass-Through Trust
0.743% due 04/25/2035	167	134
1.093% due 03/25/2035	989	723
Credit Suisse Commercial Mortgage Trust
3.953% due 09/15/2037	10,000	10,969
Credit Suisse First Boston Mortgage Securities Corp.
2.677% due 07/25/2033	240	237
5.750% due 04/22/2033	125	128
6.500% due 04/25/2033	4	4
First Republic Bank Mortgage Pass-Through Certificates
0.933% due 06/25/2030	65	64
HarborView Mortgage Loan Trust
0.668% due 05/19/2035	538	447
0.679% due 03/19/2036	600	429
3.121% due 07/19/2035 ^	317	266
Impac CMB Trust
0.953% due 10/25/2035	2,738	2,271
JPMorgan Chase Commercial Mortgage Securities Trust
5.870% due 02/12/2049	79	80
5.882% due 02/15/2051	206	213
JPMorgan Mortgage Trust
2.827% due 07/25/2035	305	305
MASTR Asset Securitization Trust
5.500% due 09/25/2033	48	48
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.693% due 10/25/2035	2,680	2,503
Residential Accredit Loans, Inc. Trust
0.753% due 08/25/2035	506	396
6.000% due 06/25/2036	1,352	1,139
Sequoia Mortgage Trust
0.798% due 07/20/2033	367	345
1.148% due 10/19/2026	17	17
1.208% due 10/20/2027	8	7
Structured Adjustable Rate Mortgage Loan Trust
0.673% due 05/25/2037	1,619	1,348
Structured Asset Mortgage Investments Trust
0.673% due 05/25/2036	192	143
1.108% due 09/19/2032	14	14
1.288% due 10/19/2033	173	156
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.694% due 01/25/2032	1	1
WaMu Mortgage Pass-Through Certificates Trust
0.713% due 11/25/2045	40	37
0.763% due 01/25/2045	665	630
1.220% due 12/25/2046	702	591
1.437% due 02/25/2046	1,160	1,056
1.800% due 08/25/2042	20	19
1.837% due 06/25/2042	32	31
2.178% due 08/25/2046	417	370
Washington Mutual Mortgage Loan Trust
1.606% due 05/25/2041	9	9
Wells Fargo Mortgage-Backed Securities Trust
2.855% due 03/25/2036	858	843

Total Non-Agency Mortgage-Backed Securities (Cost $41,465)		40,785

ASSET-BACKED SECURITIES 0.4%
Amortizing Residential Collateral Trust
1.033% due 07/25/2032	23	21
Bear Stearns Asset-Backed Securities Trust
1.113% due 10/25/2032	73	69
1.453% due 11/25/2042	362	336
CIT Group Home Equity Loan Trust
0.993% due 06/25/2033	30	28
Credit-Based Asset Servicing and Securitization LLC
0.513% due 11/25/2036	16	10
L.A. Arena Funding LLC
7.656% due 12/15/2026	34	37
Massachusetts Educational Financing Authority
1.588% due 04/25/2038	358	354
Soundview Home Loan Trust
0.513% due 11/25/2036	184	73
Specialty Underwriting & Residential Finance Trust
1.253% due 10/25/2035	1,989	1,774

Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	1,533	1,543
Washington Mutual Asset-Backed Certificates Trust
0.513% due 10/25/2036	114	59

Total Asset-Backed Securities (Cost $4,605)		4,304

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.3%		2,956

Total Short-Term Instruments (Cost $2,956)		2,956

Total Investments in Securities (Cost $1,054,495)		1,145,057

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	89,112	881

Total Short-Term Instruments (Cost $881)		881

Total Investments in Affiliates (Cost $881)		881

Total Investments 119.3% (Cost $1,055,376)		$1,145,938
Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $(205))		384
Other Assets and Liabilities, net (19.3)%		(185,961)

Net Assets 100.0%		$960,361

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$2,956	U.S. Treasury Notes 1.000% due 05/15/2018	$(3,020)	$2,956	$2,956

Total Repurchase Agreements						$(3,020)	$2,956	$2,956

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.600%	05/25/2016	07/25/2016	$(25,531)	$(25,547)
BOS	0.950	06/28/2016	07/05/2016	(42,336)	(42,339)
BSN	0.570	05/04/2016	07/15/2016	(109)	(109)
GRE	0.590	05/03/2016	08/03/2016	(7,120)	(7,127)
	0.600	06/07/2016	07/07/2016	(15,939)	(15,945)
	0.620	05/19/2016	07/19/2016	(27,855)	(27,875)
	0.620	06/10/2016	07/19/2016	(26,880)	(26,890)
	0.720	06/30/2016	07/07/2016	(457)	(458)
RDR	0.600	04/14/2016	07/14/2016	(5,581)	(5,588)

Total Reverse Repurchase Agreements					$(151,878)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.450%	05/09/2016	07/11/2016	$(3,918)	$(3,921)
	0.590	06/06/2016	07/06/2016	(5,329)	(5,331)
	0.620	06/01/2016	07/13/2016	(15,858)	(15,870)
	0.900	06/30/2016	07/01/2016	(9,698)	(9,698)
TDM	0.617	04/26/2016	07/26/2016	(2,256)	(2,232)

Total Sale-Buyback Transactions					$(37,052)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(108,443) at a weighted average interest rate of 0.448%.
(3)	Payable for sale-buyback transactions includes $3 of deferred price drop.

(d)	Securities with an aggregate market value of $192,629 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.150%	04/20/2026	$8,900	$(142)	$(137)	$18	$0
Pay	3-Month USD-LIBOR	2.250	06/15/2026	71,800	(5,847)	(2,608)	157	0
Pay	3-Month USD-LIBOR	1.500	06/30/2026	6,800	(62)	(22)	15	0
Pay	3-Month USD-LIBOR	1.515	06/30/2026	12,000	(126)	(49)	26	0
Pay	3-Month USD-LIBOR	1.555	06/30/2026	11,900	(171)	(93)	26	0
Pay	3-Month USD-LIBOR	2.550	04/21/2036	4,800	135	138	0	(22)
Pay	3-Month USD-LIBOR	2.500	06/15/2046	10,400	(1,578)	(815)	114	0

					$(7,791)	$(3,586)	$356	$(22)

Total Swap Agreements					$(7,791)	$(3,586)	$356	$(22)

(f)	Securities with an aggregate market value of $3,802 and cash of $2,051 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$28,000	$2,464	$69
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/13/2019	2,200	191	124
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	355,500	111	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	17,800	60	102
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	15,800	57	90
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	600	53	1
RBC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.668	09/29/2016	15,700	90	96

							$3,026	$482

Total Purchased Options							$3,026	$482

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$8,000	$(66)	$(1)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,800	(151)	(2)

						$(217)	$(3)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$10,600	$(193)	$(103)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	62,700	(2,603)	(38)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	900	(15)	(25)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	2,900	(46)	(82)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	900	(15)	(25)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	2,500	(43)	(71)
RBC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.168	09/29/2016	15,700	(99)	(85)

							$(3,014)	$(429)

Total Written Options							$(3,231)	$(432)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$5,951	$0	$5,951
Utilities	0	5,610	0	5,610
Municipal Bonds & Notes
New York	0	905	0	905
U.S. Government Agencies	0	194,387	314	194,701
U.S. Treasury Obligations	0	889,845	0	889,845
Non-Agency Mortgage-Backed Securities	0	40,785	0	40,785
Asset-Backed Securities	0	4,304	0	4,304
Short-Term Instruments
Repurchase Agreements	0	2,956	0	2,956
	$0	$1,144,743	$314	$1,145,057

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$881	$0	$0	$881

Total Investments	$881	$1,144,743	$314	$1,145,938

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	356	0	356
Over the counter	$0	482	0	482
	0	$838	$0	$838

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	(22)	0	$(22)
Over the counter	$0	(432)	0	$(432)

	0	$(454)	$0	(454)

Totals	$881	$1,145,127	$314	$1,146,322

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 131.4%
BANK LOAN OBLIGATIONS 0.0%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$1,362	$1,365
HCA, Inc.
3.381% due 05/01/2018		1,850	1,854

Total Bank Loan Obligations (Cost $3,218)			3,219

CORPORATE BONDS & NOTES 48.7%
BANKING & FINANCE 29.5%
ABN AMRO Bank NV
1.800% due 06/04/2018		28,900	29,157
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		39,000	39,227
Ally Financial, Inc.
2.500% due 03/15/2017 (i)		30,000	29,588
2.750% due 01/30/2017		49,475	49,916
3.313% due 07/18/2016		775	775
3.500% due 07/18/2016		7,995	8,005
5.500% due 02/15/2017		7,894	8,024
American Express Credit Corp.
1.395% due 05/26/2020		4,500	4,490
American Tower Corp.
2.800% due 06/01/2020		54,910	56,246
Aviation Capital Group Corp.
3.875% due 09/27/2016		2,400	2,406
Banca Carige SpA
3.750% due 11/25/2016	EUR	1,700	1,911
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^		1,000	305
Banco Santander Chile
1.529% due 04/11/2017		$800	801
Bank of America Corp.
0.956% due 08/15/2016		13,400	13,399
1.516% due 04/01/2019		73,700	73,570
1.717% due 03/22/2018		10,600	10,658
2.000% due 01/11/2018		4,200	4,230
2.053% due 04/19/2021		31,000	31,432
2.650% due 04/01/2019		19,700	20,212
5.420% due 03/15/2017		1,000	1,028
5.650% due 05/01/2018		25,633	27,482
5.750% due 12/01/2017		8,700	9,212
6.400% due 08/28/2017		9,350	9,869
7.800% due 09/15/2016		1,000	1,012
8.950% due 05/18/2017		180	179
Bank of America N.A.
0.953% due 06/15/2017		8,300	8,274
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.550% due 09/09/2016		1,700	1,702
2.700% due 09/09/2018		400	410
Bankia S.A.
4.375% due 02/14/2017	EUR	5,400	6,146
Barclays Bank PLC
14.000% due 06/15/2019 (h)	GBP	3,700	5,985
BB&T Corp.
1.343% due 01/15/2020		$38,300	38,021
BBVA Banco Continental S.A.
2.250% due 07/29/2016		1,500	1,497
Bear Stearns Cos. LLC
6.400% due 10/02/2017		9,100	9,670
7.250% due 02/01/2018		1,800	1,963
BPCE S.A.
1.196% due 11/18/2016		4,500	4,504
1.252% due 06/23/2017		3,300	3,300
1.286% due 06/17/2017		2,500	2,503
1.382% due 03/06/2017	GBP	18,400	24,540
1.625% due 02/10/2017		$5,600	5,613
Cantor Fitzgerald LP
6.500% due 06/17/2022		1,850	1,956
CIT Group, Inc.
4.250% due 08/15/2017		78,774	80,428
5.000% due 05/15/2017		32,467	33,035
Citigroup, Inc.
0.379% due 05/31/2017	EUR	200	222
1.010% due 11/30/2017		5,000	5,552

1.350% due 03/10/2017		$3,600	3,604
1.518% due 07/30/2018		92,600	92,894
1.800% due 02/05/2018		22,500	22,608
1.946% due 10/26/2020		1,400	1,410
2.011% due 03/30/2021		22,200	22,360
Citizens Bank N.A.
2.300% due 12/03/2018		20,000	20,273
2.500% due 03/14/2019		19,900	20,196
Commonwealth Bank of Australia
1.750% due 11/02/2018		8,100	8,161
Credit Agricole S.A.
1.428% due 04/15/2019		8,100	8,075
1.628% due 06/10/2020 (k)		72,000	71,913
Credit Suisse AG
1.314% due 04/27/2018		8,350	8,346
1.328% due 01/29/2018		11,100	11,080
Credit Suisse Group Funding Guernsey Ltd.
2.923% due 04/16/2021		15,000	15,133
3.800% due 09/15/2022		700	704
DBS Bank Ltd.
1.238% due 07/15/2021		500	500
3.625% due 09/21/2022		1,500	1,534
Dexia Credit Local S.A.
1.029% due 01/11/2017		1,300	1,301
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	968
1.570% due 02/14/2018		1,000,000	9,665
5.500% due 06/26/2017		$43,042	44,597
First Republic Bank
2.375% due 06/17/2019		300	304
Ford Motor Credit Co. LLC
1.082% due 11/08/2016		5,000	5,002
1.486% due 03/12/2019		500	498
1.553% due 06/15/2018		31,000	30,988
1.567% due 11/04/2019		53,500	52,582
1.684% due 09/08/2017		500	501
3.000% due 06/12/2017		29,000	29,419
4.250% due 02/03/2017		200	203
5.000% due 05/15/2018		14,811	15,700
5.750% due 02/01/2021		6,300	7,169
6.625% due 08/15/2017		2,350	2,481
8.000% due 12/15/2016		41,285	42,544
General Motors Financial Co., Inc.
1.989% due 04/10/2018		17,900	17,963
2.188% due 01/15/2020		38,700	38,338
2.688% due 01/15/2019		25,500	25,959
3.000% due 09/25/2017		41,500	42,127
3.200% due 07/13/2020		17,400	17,645
4.750% due 08/15/2017		15,845	16,354
Goldman Sachs Group, Inc.
1.726% due 11/15/2018		33,350	33,443
1.798% due 04/23/2020		42,800	42,699
1.853% due 09/15/2020		6,105	6,097
2.274% due 11/29/2023		55,700	55,766
5.375% due 03/15/2020		5,000	5,571
6.000% due 06/15/2020		9,033	10,317
7.500% due 02/15/2019		4,200	4,803
HBOS PLC
1.380% due 09/06/2017		35,871	35,705
HCP, Inc.
6.300% due 09/15/2016		1,000	1,009
HSBC USA, Inc.
1.237% due 11/13/2019 (k)		60,850	60,123
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		56,500	56,794
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		9,310	9,327
Industrial Bank of Korea
2.375% due 07/17/2017		13,800	13,966
3.750% due 09/29/2016		39,400	39,679
ING Bank NV
2.050% due 08/17/2018		25,700	26,065
International Lease Finance Corp.
3.875% due 04/15/2018		1,600	1,633
6.750% due 09/01/2016		12,950	13,020
7.125% due 09/01/2018		200	220
Intesa Sanpaolo SpA
2.375% due 01/13/2017		22,280	22,366
Itau CorpBanca
3.875% due 09/22/2019		1,000	1,050
JPMorgan Chase & Co.
1.072% due 05/30/2017	GBP	35,100	46,480
1.183% due 03/01/2018		$18,000	18,013
1.593% due 01/23/2020		32,800	32,899
1.843% due 10/29/2020		29,500	29,825
2.550% due 10/29/2020		4,000	4,090

6.000% due 01/15/2018		21,285	22,780
6.300% due 04/23/2019		3,300	3,712
JPMorgan Chase Bank N.A.
5.375% due 09/28/2016	GBP	9,800	13,169
6.000% due 10/01/2017		$11,000	11,621
KEB Hana Bank
4.000% due 11/03/2016		5,500	5,555
Kookmin Bank
1.509% due 01/27/2017		71,010	71,038
1.879% due 10/11/2016		1,000	1,001
LeasePlan Corp. NV
2.500% due 05/16/2018		2,800	2,802
2.875% due 01/22/2019		2,400	2,403
3.000% due 10/23/2017		7,525	7,583
Lloyds Bank PLC
1.176% due 05/14/2018 (k)		53,100	52,745
1.750% due 05/14/2018		1,300	1,297
2.000% due 08/17/2018		35,200	35,171
Macquarie Bank Ltd.
1.758% due 07/29/2020 (k)		56,500	56,292
4.875% due 06/10/2025		1,700	1,764
Macquarie Group Ltd.
4.875% due 08/10/2017		6,000	6,194
Mizuho Bank Ltd.
1.090% due 09/25/2017		1,500	1,498
1.550% due 10/17/2017		300	301
1.700% due 09/25/2017		900	904
2.450% due 04/16/2019		300	306
Morgan Stanley
2.012% due 02/01/2019		43,700	44,207
5.500% due 01/26/2020		2,100	2,338
5.550% due 04/27/2017		200	207
6.625% due 04/01/2018		6,000	6,508
MUFG Americas Holdings Corp.
1.202% due 02/09/2018		19,100	19,027
MUFG Union Bank N.A.
1.033% due 05/05/2017		67,500	67,502
Murray Street Investment Trust
4.647% due 03/09/2017		6,712	6,880
National Bank of Canada
2.200% due 10/19/2016		4,425	4,440
National City Bank
1.003% due 12/15/2016		8,090	8,087
1.052% due 06/07/2017		7,950	7,939
Pacific Life Global Funding
3.142% due 06/02/2018		7,450	7,355
Piper Jaffray Cos.
5.060% due 10/09/2018		9,500	9,601
Preferred Term Securities Ltd.
1.206% due 03/24/2034		770	631
QNB Finance Ltd.
3.375% due 02/22/2017		6,000	6,077
RCI Banque S.A.
3.500% due 04/03/2018		200	207
Realkredit Danmark A/S
2.000% due 04/01/2017	DKK	1,176,600	178,637
Santander Bank N.A.
1.561% due 01/12/2018		$38,800	38,595
Santander Holdings USA, Inc.
2.115% due 11/24/2017		15,900	15,901
2.700% due 05/24/2019		11,300	11,336
SLM Student Loan Trust
0.287% due 12/15/2033	EUR	670	640
Springleaf Finance Corp.
6.500% due 09/15/2017		$7,000	7,245
6.900% due 12/15/2017		21,275	22,099
Sumitomo Mitsui Banking Corp.
1.213% due 01/16/2018		18,500	18,465
Synchrony Financial
1.867% due 02/03/2020		42,500	41,192
2.032% due 11/09/2017		14,500	14,508
TIAA Asset Management Finance Co. LLC
2.950% due 11/01/2019		400	410
UBS AG
1.233% due 06/01/2017		35,000	35,014
1.340% due 03/26/2018		2,500	2,503
1.375% due 08/14/2017		5,400	5,405
5.875% due 07/15/2016		6,977	6,986
UBS Group Funding Jersey Ltd.
2.409% due 04/14/2021		51,200	51,777
2.950% due 09/24/2020		300	305
Unibail-Rodamco SE
1.403% due 04/16/2019		54,900	54,624
VEREIT Operating Partnership LP
2.000% due 02/06/2017		1,875	1,889

Vesey Street Investment Trust
4.404% due 09/01/2016	14,523	14,637
WEA Finance LLC
1.750% due 09/15/2017	7,700	7,724
Wells Fargo & Co.
1.095% due 04/22/2019	7,600	7,578
1.515% due 07/22/2020	4,600	4,615
2.020% due 03/04/2021	33,200	33,892
Weyerhaeuser Co.
7.375% due 10/01/2019	3,400	3,911

		3,019,544

INDUSTRIALS 14.6%
AbbVie, Inc.
1.750% due 11/06/2017	5,800	5,836
2.500% due 05/14/2020	700	717
Actavis Funding SCS
1.736% due 03/12/2018	15,500	15,563
1.850% due 03/01/2017	1,200	1,204
1.911% due 03/12/2020	34,300	34,423
2.450% due 06/15/2019	3,821	3,884
3.000% due 03/12/2020	1,800	1,856
Actavis, Inc.
1.875% due 10/01/2017	12,630	12,697
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020	16,700	16,637
Aetna, Inc.
1.307% due 12/08/2017	20,600	20,634
America Movil S.A.B. de C.V.
1.656% due 09/12/2016	500	500
Amgen, Inc.
1.034% due 05/22/2017	35,800	35,811
2.200% due 05/22/2019	8,610	8,837
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019	22,100	22,489
2.650% due 02/01/2021	19,000	19,710
AP Moeller - Maersk A/S
2.875% due 09/28/2020	600	616
BAT International Finance PLC
1.163% due 06/15/2018 (k)	57,600	57,507
1.850% due 06/15/2018	10,700	10,820
Becton Dickinson and Co.
1.800% due 12/15/2017	15,700	15,835
2.675% due 12/15/2019	6,900	7,103
Boston Scientific Corp.
2.650% due 10/01/2018	1,500	1,534
2.850% due 05/15/2020	13,600	14,103
3.375% due 05/15/2022	4,100	4,259
5.125% due 01/12/2017	7,500	7,647
Canadian Natural Resources Ltd.
1.750% due 01/15/2018	9,600	9,520
Cardinal Health, Inc.
1.950% due 06/15/2018	3,200	3,239
Charter Communications Operating LLC
3.579% due 07/23/2020	22,900	23,965
4.464% due 07/23/2022	4,300	4,636
ConAgra Foods, Inc.
1.900% due 01/25/2018	2,200	2,218
5.819% due 06/15/2017	1,190	1,238
ConocoPhillips Co.
1.526% due 05/15/2022	23,500	22,321
Continental Airlines Pass-Through Trust
6.250% due 10/11/2021	696	741
Cox Communications, Inc.
5.875% due 12/01/2016	250	254
9.375% due 01/15/2019	3,406	3,970
CRH America, Inc.
8.125% due 07/15/2018	600	674
Crown Castle Towers LLC
3.222% due 05/15/2042	1,100	1,145
CSX Corp.
7.900% due 05/01/2017	15,500	16,362
CVS Health Corp.
2.800% due 07/20/2020	400	417
Daimler Finance North America LLC
1.008% due 03/10/2017 (k)	97,800	97,796
1.106% due 03/02/2018	6,500	6,471
1.650% due 03/02/2018	800	804
2.000% due 08/03/2018	43,500	44,072
2.375% due 08/01/2018	5,125	5,235
Delphi Automotive PLC
3.150% due 11/19/2020	800	824
Diamond 1 Finance Corp.
3.480% due 06/01/2019	53,000	54,331

DISH DBS Corp.
4.625% due 07/15/2017		31,000	31,620
Dominion Gas Holdings LLC
2.500% due 12/15/2019		18,000	18,426
eBay, Inc.
1.350% due 07/15/2017		1,200	1,203
Energy Transfer Partners LP
2.500% due 06/15/2018		3,000	2,988
6.700% due 07/01/2018		14,393	15,322
9.700% due 03/15/2019		1,500	1,699
ERAC USA Finance LLC
6.200% due 11/01/2016		1,100	1,118
General Motors Co.
3.500% due 10/02/2018		4,000	4,120
Georgia-Pacific LLC
2.539% due 11/15/2019		37,800	38,741
5.400% due 11/01/2020		1,000	1,134
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,055
Heathrow Funding Ltd.
4.875% due 07/15/2023		300	331
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	25,500	27,131
Hewlett Packard Enterprise Co.
2.394% due 10/05/2017		$24,800	25,068
2.450% due 10/05/2017		36,700	37,187
2.850% due 10/05/2018		400	410
Humana, Inc.
7.200% due 06/15/2018		8,800	9,749
Hyundai Capital America
2.125% due 10/02/2017		420	423
Imperial Tobacco Finance PLC
2.050% due 02/11/2018		10,503	10,601
2.950% due 07/21/2020		1,400	1,443
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		922	922
5.000% due 10/01/2021		100	106
9.000% due 02/01/2019		3,825	4,358
Kinder Morgan, Inc.
3.050% due 12/01/2019		21,005	21,241
4.300% due 06/01/2025		100	103
7.000% due 06/15/2017		16,582	17,273
7.250% due 06/01/2018		7,070	7,649
KLA-Tencor Corp.
2.375% due 11/01/2017		3,000	3,027
3.375% due 11/01/2019		1,100	1,138
Korea National Oil Corp.
3.125% due 04/03/2017		800	811
4.000% due 10/27/2016		57,100	57,704
Kraft Heinz Foods Co.
2.000% due 07/02/2018		4,000	4,057
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		1,081	994
Louisiana-Pacific Corp.
7.500% due 06/01/2020		4,600	4,758
Medtronic, Inc.
1.375% due 04/01/2018		18,850	18,974
1.453% due 03/15/2020		45,000	45,440
2.500% due 03/15/2020		600	623
Merck & Co., Inc.
1.005% due 02/10/2020 (k)		33,600	33,630
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019		14,186	15,766
Motorola Solutions, Inc.
3.500% due 09/01/2021		2,200	2,256
Newell Brands, Inc.
2.600% due 03/29/2019		6,600	6,777
Nissan Motor Acceptance Corp.
1.800% due 03/15/2018		1,800	1,815
1.950% due 09/12/2017		1,200	1,210
2.350% due 03/04/2019		3,475	3,552
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		1,593	1,691
ONEOK Partners LP
2.000% due 10/01/2017		450	449
Oracle Corp.
1.900% due 09/15/2021 (b)		51,700	51,939
Pearson Dollar Finance PLC
6.250% due 05/06/2018		2,500	2,681
Pioneer Natural Resources Co.
6.875% due 05/01/2018		5,424	5,870
QUALCOMM, Inc.
3.000% due 05/20/2022 (k)		32,400	34,224
Reynolds American, Inc.
2.300% due 06/12/2018		10,800	10,980
3.250% due 06/12/2020		646	684

Rohm & Haas Co.
6.000% due 09/15/2017	2,200	2,318
RPM International, Inc.
6.500% due 02/15/2018	1,600	1,712
SABMiller Holdings, Inc.
2.200% due 08/01/2018	13,400	13,624
2.450% due 01/15/2017	3,300	3,322
3.750% due 01/15/2022	3,200	3,434
SABMiller PLC
6.500% due 07/15/2018	1,950	2,139
Scripps Networks Interactive, Inc.
3.500% due 06/15/2022	700	727
SK Telecom Co. Ltd.
2.125% due 05/01/2018	300	303
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	1,900	1,951
Southwestern Energy Co.
3.300% due 01/23/2018	5,200	5,340
4.950% due 01/23/2025 (k)	2,400	2,313
Telefonica Emisiones S.A.U.
1.292% due 06/23/2017	45,000	44,948
3.192% due 04/27/2018	500	514
Time Warner Cable, Inc.
5.850% due 05/01/2017	14,382	14,891
6.750% due 07/01/2018	1,300	1,427
8.250% due 04/01/2019	5,921	6,880
8.750% due 02/14/2019	2,413	2,819
UAL Pass-Through Trust
10.400% due 05/01/2018	336	346
UnitedHealth Group, Inc.
1.400% due 12/15/2017	7,600	7,643
1.450% due 07/17/2017	10,400	10,454
1.900% due 07/16/2018	11,000	11,181
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^	600	1
Volkswagen Group of America Finance LLC
1.076% due 11/20/2017	33,300	32,963
1.250% due 05/23/2017	700	698
2.450% due 11/20/2019	19,500	19,849
Volkswagen International Finance NV
1.066% due 11/18/2016	3,000	2,995
VW Credit, Inc.
1.060% due 06/26/2017	50,000	49,026
Walgreens Boots Alliance, Inc.
1.750% due 11/17/2017	13,500	13,601
WestRock RKT Co.
4.450% due 03/01/2019	3,155	3,336
Whirlpool Corp.
1.650% due 11/01/2017	9,000	9,059
Woodside Finance Ltd.
3.650% due 03/05/2025	4,800	4,700
4.600% due 05/10/2021	400	424
Wyndham Worldwide Corp.
2.950% due 03/01/2017	700	706
Zoetis, Inc.
3.450% due 11/13/2020	300	310

		1,489,880

UTILITIES 4.6%
AT&T, Inc.
1.051% due 03/30/2017	75,400	75,449
1.561% due 06/30/2020	38,000	37,873
3.000% due 06/30/2022	2,500	2,564
BG Energy Capital PLC
6.500% due 11/30/2072	1,000	1,045
British Telecommunications PLC
1.250% due 02/14/2017	500	500
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	1,000	1,002
Consumers Energy Co.
6.700% due 09/15/2019	2,700	3,152
Dayton Power & Light Co.
1.875% due 09/15/2016	11,400	11,415
DTE Energy Co.
2.400% due 12/01/2019	14,400	14,715
Exelon Corp.
1.550% due 06/09/2017	5,400	5,411
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	7,150	7,526
Korea East-West Power Co. Ltd.
2.625% due 11/27/2018	1,000	1,023
Korea Gas Corp.
2.250% due 07/25/2017	500	505
KT Corp.
1.750% due 04/22/2017	40,800	40,922
2.625% due 04/22/2019 (k)	1,100	1,131

Orange S.A.
2.750% due 09/14/2016	1,950	1,957
Pennsylvania Electric Co.
5.200% due 04/01/2020	300	318
Petrobras Global Finance BV
3.536% due 03/17/2020	100	89
Plains All American Pipeline LP
2.600% due 12/15/2019	1,400	1,365
8.750% due 05/01/2019	5,446	6,229
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	2,000	2,031
Sprint Communications, Inc.
9.125% due 03/01/2017	72,852	75,349
Telstra Corp. Ltd.
3.125% due 04/07/2025	1,000	1,046
Verizon Communications, Inc.
1.057% due 06/09/2017	44,271	44,300
1.426% due 06/17/2019	7,495	7,536
2.406% due 09/14/2018	121,719	124,796

		469,249

Total Corporate Bonds & Notes (Cost $4,978,701)		4,978,673

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	400	411
University of California Revenue Bonds, Series 2011
0.957% due 07/01/2041	1,100	1,100

		1,511

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.725% due 04/01/2040	3,376	3,321

Total Municipal Bonds & Notes (Cost $4,952)		4,832

U.S. GOVERNMENT AGENCIES 28.0%
Fannie Mae
0.513% due 12/25/2036	1,383	1,353
0.573% due 06/25/2034	344	339
0.653% due 10/27/2037	32,849	32,766
0.703% due 01/25/2037	20	20
0.753% due 03/25/2037 - 12/25/2042	2,853	2,840
0.803% due 03/25/2037 - 03/25/2044	4,814	4,835
0.813% due 03/25/2037	183	184
0.833% due 07/25/2037	2,937	2,956
0.853% due 06/25/2032 - 10/25/2040	371	371
0.903% due 12/25/2040	42	42
0.923% due 07/25/2037 - 12/25/2040	4,152	4,165
0.953% due 08/25/2037 - 05/25/2040	12,570	12,664
1.000% due 01/25/2043	3,881	3,694
1.003% due 09/25/2041	271	271
1.053% due 04/25/2022	2	2
1.103% due 12/25/2037	2,930	2,959
1.123% due 03/25/2038	75	76
1.153% due 10/25/2037	9,552	9,706
1.166% due 11/01/2021	4,199	4,220
1.203% due 03/25/2038 - 01/25/2040	2,200	2,237
1.303% due 02/25/2040	1,840	1,870
1.598% due 01/01/2021	4	4
1.610% due 07/01/2042 - 07/01/2044	801	817
1.660% due 09/01/2041	65	66
1.686% due 03/01/2035	265	283
1.810% due 10/01/2030 - 11/01/2039	768	780
1.875% due 07/01/2017	2	2
1.920% due 06/01/2017 - 07/01/2018	2	1
1.998% due 11/01/2017	3	3
2.033% due 10/01/2034	958	1,005
2.145% due 11/01/2034	345	364
2.152% due 03/01/2035	3,528	3,654
2.242% due 09/01/2035	95	100
2.322% due 01/01/2035	1,729	1,804
2.346% due 11/01/2027	16	17
2.370% due 07/01/2017	1	1
2.379% due 08/01/2029	291	306
2.384% due 10/01/2035	2,139	2,265
2.390% due 09/01/2035	2,311	2,442
2.459% due 08/01/2035	1,955	2,079
2.496% due 12/01/2033	141	148
2.500% due 05/25/2028 (a)	23,932	1,857

2.514% due 07/01/2035	1,636	1,722
2.520% due 07/01/2035	2,007	2,101
2.535% due 02/01/2028 - 08/01/2035	712	757
2.586% due 04/01/2034	400	419
2.600% due 06/01/2022	1	1
2.623% due 05/01/2035	502	525
2.644% due 03/01/2035	396	420
2.656% due 07/25/2017	25	25
2.757% due 05/01/2035	2,059	2,162
2.787% due 11/01/2035	17	18
2.792% due 04/01/2024	20	21
2.835% due 12/01/2017	1	1
2.839% due 10/01/2024	81	82
2.845% due 09/01/2032	540	576
2.848% due 01/01/2024 - 03/01/2024	139	141
3.008% due 06/01/2035	382	402
3.181% due 06/01/2035	407	430
4.250% due 05/25/2033	894	952
4.323% due 12/01/2036	60	63
4.410% due 02/01/2028	2	2
4.500% due 08/01/2018 - 01/01/2027	2,462	2,577
4.520% due 01/01/2028	10	10
4.650% due 09/01/2034	44	46
4.689% due 04/01/2018	40	40
5.000% due 12/25/2017 - 08/01/2040	8,930	9,925
5.500% due 10/01/2017 - 08/25/2034	29,277	32,878
5.597% due 10/25/2042 (a)	51,724	10,625
5.651% due 12/25/2042	1,612	1,851
5.697% due 11/25/2042 (a)	69,262	11,838
6.000% due 08/01/2016 - 01/01/2039	25,085	27,876
6.047% due 02/25/2037 (a)	16,262	2,869
6.197% due 01/25/2042 (a)	5,028	1,152
6.500% due 07/25/2023 - 03/01/2038	4,421	5,143
7.000% due 04/01/2034	31	35
7.082% due 01/25/2043	5,948	6,545
8.000% due 11/25/2023 - 11/01/2031	696	861
8.500% due 04/01/2025	52	60
8.800% due 01/25/2019	10	11
9.000% due 03/25/2021 - 04/25/2021	52	58
9.500% due 03/25/2020 - 11/01/2025	160	182
Fannie Mae, TBA
3.000% due 07/01/2046 - 08/01/2046	541,000	560,994
3.500% due 07/01/2046 - 08/01/2046	149,000	157,116
4.000% due 07/01/2046 - 08/01/2046	678,000	726,478
4.500% due 07/01/2046 - 08/01/2046	823,000	898,252
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	17,546	17,837
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	39	38
Freddie Mac
0.713% due 08/25/2031	1,508	1,479
0.733% due 09/25/2031	2,588	2,557
0.772% due 02/15/2037	134	133
0.782% due 02/15/2037	102	101
0.842% due 06/15/2018 - 05/15/2037	132	132
0.892% due 11/15/2030 - 12/15/2031	71	71
0.962% due 05/15/2036	23	23
0.992% due 01/15/2042	75	75
1.292% due 12/15/2039	22	22
1.297% due 01/15/2038	6,491	6,601
1.392% due 10/15/2020	6	6
1.442% due 03/15/2021	5	6
1.552% due 11/25/2019 (a)	192,054	7,683
1.810% due 07/25/2044	444	457
2.000% due 01/01/2017 - 11/15/2026	90,535	92,053
2.125% due 03/01/2017	1	1
2.374% due 10/01/2027	13	13
2.393% due 10/01/2035	2,321	2,445
2.500% due 11/01/2022	57	58
2.550% due 10/01/2023	23	24
2.569% due 12/01/2022	15	15
2.598% due 02/01/2020	4	5
2.615% due 11/01/2023	6	6
2.624% due 09/01/2023	5	5
2.630% due 06/01/2024	14	15
2.702% due 04/01/2035 - 07/01/2035	1,380	1,447
2.750% due 03/01/2035	1,894	1,963
2.780% due 07/01/2027	33	35
2.850% due 03/01/2035 - 04/01/2035	1,469	1,548
2.858% due 01/01/2024	12	12
2.861% due 08/01/2035	5,323	5,658
2.863% due 03/01/2035	685	727
2.876% due 04/01/2035	108	108
3.000% due 02/01/2023 - 03/15/2041	5,816	6,006
3.000% due 03/15/2027 - 05/15/2027 (a)	42,621	3,753
3.002% due 04/01/2035	776	820

3.033% due 08/15/2032	107	111
3.052% due 05/01/2037	73	77
3.055% due 02/01/2037	62	66
3.284% due 05/15/2040 (a)	16,468	16,896
4.000% due 01/15/2024 (a)	361	32
4.500% due 09/15/2018	1	1
5.000% due 01/01/2026 - 07/01/2041	556	615
5.500% due 12/01/2017 - 07/15/2034	1,036	1,170
5.508% due 08/15/2043 (a)	83,743	20,244
6.000% due 07/01/2016 - 07/15/2029	80	90
6.028% due 07/15/2036 (a)	3,093	577
6.500% due 02/01/2022 - 07/25/2043	16,904	20,174
6.708% due 08/15/2036 (a)	9,378	1,735
7.000% due 01/01/2030 - 04/01/2032	21	26
7.500% due 07/15/2030	115	136
8.000% due 04/15/2021 - 12/01/2024	51	52
8.500% due 06/01/2022 - 11/01/2025	166	187
8.973% due 08/15/2044	28,526	35,091
9.000% due 12/15/2020 - 08/01/2022	48	53
9.500% due 08/01/2016 - 09/01/2021	15	17
10.000% due 11/01/2016 - 05/15/2020	3	3
Ginnie Mae
0.992% due 12/16/2025	37	37
1.750% due 05/20/2022 - 05/20/2030	718	741
1.857% due 02/20/2041	7,176	7,217
1.875% due 08/20/2022 - 07/20/2034	1,164	1,202
2.000% due 03/20/2017 - 02/20/2032	4,199	4,361
2.500% due 11/20/2026	4	4
4.000% due 03/20/2019	4	4
Vendee Mortgage Trust
6.500% due 05/15/2029	14,377	16,720

Total U.S. Government Agencies (Cost $2,832,815)		2,855,387

U.S. TREASURY OBLIGATIONS 26.8%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2018 (k)	1,375,769	1,396,800
0.125% due 04/15/2019 (k)	625,626	639,133
0.125% due 04/15/2021	209,440	214,780
0.625% due 07/15/2021	194,229	204,676
0.750% due 02/15/2042 (o)	23,079	23,195
1.125% due 01/15/2021 (m)	105,093	112,521
1.250% due 07/15/2020 (m)(o)	21,390	23,008
1.375% due 02/15/2044 (o)	48,962	56,745
2.375% due 01/15/2017 (m)(o)	57,177	58,263
2.375% due 01/15/2025 (o)	718	859
U.S. Treasury Notes
0.750% due 10/31/2017 (m)(o)	6,100	6,116

Total U.S. Treasury Obligations (Cost $2,729,525)		2,736,096

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.5%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	3,269	3,309
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	333	338
American Home Mortgage Assets Trust
0.663% due 10/25/2046	14,811	9,871
0.993% due 11/25/2035	2,094	1,837
American Home Mortgage Investment Trust
1.033% due 02/25/2045	2,331	2,291
2.978% due 02/25/2045	31,967	31,997
BAMLL Commercial Mortgage Securities Trust
1.792% due 12/15/2029	1,500	1,499
Banc of America Alternative Loan Trust
5.500% due 10/25/2033	10,038	10,257
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	5,400	5,418
5.723% due 06/10/2049	2,447	2,488
5.739% due 04/10/2049	28,543	29,106
Banc of America Funding Trust
0.688% due 05/20/2035	3,422	3,184
0.733% due 07/25/2037	12,339	10,451
2.854% due 02/20/2036	1,923	1,888
2.926% due 05/25/2035	452	462
5.500% due 09/25/2035	1,947	2,011
Banc of America Mortgage Trust
2.872% due 09/25/2035 ^	7,257	6,683
2.953% due 02/25/2035	358	354
3.361% due 05/25/2033	81	81
6.500% due 10/25/2031	614	644
Banc of America Re-REMIC Trust
5.673% due 02/17/2051	338	341
Barclays Commercial Mortgage Securities Trust
1.553% due 02/15/2028	1,544	1,531
1.592% due 05/15/2032	1,675	1,671

BCAP LLC Trust
0.335% due 09/26/2035		114	112
0.606% due 03/26/2037		1,279	1,265
0.694% due 07/26/2035		140	140
0.946% due 05/26/2035		1,974	1,860
1.250% due 11/26/2046		4,281	4,116
BCRR Trust
5.858% due 07/17/2040		1,450	1,481
6.500% due 07/17/2040		67	67
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035		217	217
2.533% due 02/25/2033		68	68
2.750% due 11/25/2030		19	18
2.756% due 08/25/2033		1,242	1,231
2.797% due 04/25/2033		1,470	1,473
2.804% due 01/25/2035		1,388	1,350
2.830% due 08/25/2035		29,146	25,043
2.885% due 08/25/2033		369	360
2.913% due 03/25/2035		156	147
2.924% due 03/25/2035		368	371
2.935% due 08/25/2035 ^		4,347	3,920
2.972% due 01/25/2034		21	22
3.090% due 03/25/2035		746	750
3.110% due 10/25/2036 ^		1,713	1,446
3.188% due 01/25/2035		7	6
3.226% due 02/25/2033		254	242
Bear Stearns ALT-A Trust
2.685% due 04/25/2035		9,971	9,614
2.859% due 09/25/2034		892	873
2.902% due 09/25/2035		3,469	2,914
2.913% due 05/25/2035		1,216	1,174
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,128	1,148
Bear Stearns Structured Products, Inc. Trust
2.878% due 01/26/2036		7,451	5,849
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.733% due 01/25/2035		1,160	1,043
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050		171	174
6.345% due 12/10/2049		7,131	7,420
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035		64	64
2.886% due 03/25/2034		1,085	1,074
2.927% due 03/25/2036 ^		9,686	9,165
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		127,719	129,628
Claris Finance SRL
0.869% due 12/28/2061	EUR	1,328	1,483
Commercial Mortgage Trust
1.906% due 01/10/2046		$300	303
Countrywide Alternative Loan Trust
0.633% due 05/25/2047		5,276	4,227
0.733% due 02/25/2037		6,696	4,912
0.853% due 06/25/2036 ^		821	455
Countrywide Home Loan Mortgage Pass-Through Trust
0.743% due 04/25/2035		1,878	1,613
2.602% due 02/20/2036 ^		11,646	10,278
5.000% due 08/25/2019		207	210
Credit Suisse Commercial Mortgage Trust
0.654% due 02/27/2036		7,179	6,867
5.297% due 12/15/2039		35,998	36,208
5.383% due 02/15/2040		3,328	3,359
5.448% due 01/15/2049		122	121
6.268% due 02/15/2041		10,263	10,681
Credit Suisse First Boston Mortgage Securities Corp.
1.054% due 03/25/2032		627	580
2.793% due 04/25/2034		7,234	7,185
2.803% due 10/25/2033		126	126
4.903% due 06/25/2032		52	51
Credit Suisse Mortgage Capital Certificates
2.835% due 02/26/2036		3,221	3,108
2.846% due 09/26/2047		4,858	4,838
3.035% due 05/26/2036		1,900	1,914
3.097% due 08/28/2036		2,205	2,166
5.342% due 12/15/2043		300	302
5.695% due 09/15/2040		633	644
DLJ Acceptance Trust
11.000% due 08/01/2019		8	9
EMF-NL BV
0.749% due 07/17/2041	EUR	7,300	6,491
EMF-NL Prime BV
0.599% due 04/17/2041		3,000	2,169
Eurosail PLC
0.735% due 12/10/2044	GBP	780	996
0.735% due 03/13/2045		1,948	2,463
1.276% due 09/13/2045		7,949	10,424
1.524% due 06/13/2045		8,000	9,868

Extended Stay America Trust
2.958% due 12/05/2031		$2,847	2,859
First Horizon Alternative Mortgage Securities Trust
2.426% due 09/25/2034		358	349
2.487% due 09/25/2035 ^		964	837
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		2,632	2,717
First Horizon Mortgage Pass-Through Trust
2.717% due 02/25/2035		354	353
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		64,866	65,922
5.543% due 12/10/2049		300	306
General Motors Acceptance Corp.
7.430% due 12/01/2021		9	9
Great Hall Mortgages PLC
0.380% due 03/18/2039	EUR	1,435	1,499
0.777% due 06/18/2039		$14,203	12,916
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039		6,173	6,231
GS Mortgage Securities Corp.
2.465% due 11/10/2045 (a)		14,148	1,273
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		26,000	27,317
GS Mortgage Securities Trust
5.988% due 08/10/2045		87	89
GSR Mortgage Loan Trust
2.870% due 09/25/2035		188	188
2.876% due 09/25/2035		1,378	1,387
2.978% due 09/25/2035		20,826	21,329
3.341% due 07/25/2035		1,491	1,371
6.000% due 03/25/2032		64	66
HarborView Mortgage Loan Trust
3.073% due 07/19/2035		5,177	4,509
Hercules Eclipse PLC
0.831% due 10/25/2018	GBP	10,944	14,370
IndyMac Mortgage Loan Trust
0.663% due 05/25/2046		$2,863	2,350
Infinity Classico
0.011% due 02/15/2024	EUR	5,701	6,250
JPMorgan Chase Commercial Mortgage Securities Trust
2.008% due 05/15/2045 (a)		$41,837	2,804
5.257% due 05/15/2047		31,020	31,222
5.397% due 05/15/2045		2,202	2,198
5.420% due 01/15/2049		7,708	7,825
5.794% due 02/12/2051		7,953	8,259
5.814% due 06/12/2043		70	70
5.927% due 06/15/2049		18,945	19,291
JPMorgan Commercial Mortgage-Backed Securities Trust
5.702% due 03/18/2051		44,066	44,482
JPMorgan Mortgage Trust
2.738% due 08/25/2035 ^		7,155	6,819
2.782% due 04/25/2037 ^		899	697
2.948% due 07/25/2035		443	443
LB Commercial Mortgage Trust
6.073% due 07/15/2044		854	884
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		11,379	11,402
5.424% due 02/15/2040		8,367	8,473
5.430% due 02/15/2040		4,617	4,684
5.866% due 09/15/2045		5,141	5,380
Leek Finance PLC
0.904% due 09/21/2038		5,114	5,451
MASTR Adjustable Rate Mortgages Trust
2.924% due 11/21/2034		337	344
MASTR Alternative Loan Trust
4.500% due 11/25/2018		667	665
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,679	1,679
Merrill Lynch Mortgage Investors Trust
0.703% due 11/25/2035		554	520
Merrill Lynch Mortgage Trust
6.021% due 06/12/2050		396	396
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	9,554
Morgan Stanley Capital Trust
5.439% due 02/12/2044		22	22
Morgan Stanley Mortgage Loan Trust
0.713% due 04/25/2035		9,756	9,079
0.723% due 11/25/2035		688	686
0.773% due 01/25/2035		1,161	1,080
2.795% due 08/25/2034		769	729
5.500% due 11/25/2035		3,631	3,749
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		164	167
6.245% due 08/15/2045		9,279	9,468

MortgageIT Trust
1.093% due 02/25/2035		1,335	1,290
Newgate Funding PLC
0.337% due 12/15/2050	EUR	2,128	2,158
Opteum Mortgage Acceptance Corp. Trust
0.863% due 11/25/2035		$21,321	20,788
Prime Mortgage Trust
0.853% due 02/25/2034		945	891
Resecuritization Mortgage Trust
0.703% due 04/26/2021		15	15
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036 ^		129	117
Royal Bank of Scotland Capital Funding Trust
5.331% due 02/16/2044		5,000	5,069
5.695% due 09/16/2040		63	64
Structured Adjustable Rate Mortgage Loan Trust
2.830% due 02/25/2034		91	90
Structured Asset Mortgage Investments Trust
0.583% due 03/25/2037		155	117
0.733% due 02/25/2036 ^		3,353	2,745
1.108% due 09/19/2032		1,800	1,754
8.914% due 06/25/2029		134	138
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.694% due 01/25/2032		56	55
2.708% due 02/25/2034		138	133
2.806% due 06/25/2033		178	174
5.250% due 09/25/2034		1,386	1,392
Suntrust Adjustable Rate Mortgage Loan Trust
2.993% due 01/25/2037 ^		3,266	3,047
Thornburg Mortgage Securities Trust
2.227% due 10/25/2045		13,804	12,580
2.284% due 12/25/2045 ^		8,685	8,343
Wachovia Bank Commercial Mortgage Trust
0.596% due 10/15/2048		2,569	2,563
0.621% due 06/15/2049		1,300	1,280
5.509% due 04/15/2047		5,102	5,177
5.572% due 10/15/2048		12,111	12,108
5.749% due 07/15/2045		9,620	9,610
5.884% due 06/15/2049		182	182
WaMu Commercial Mortgage Securities Trust
5.648% due 03/23/2045		4,495	4,525
WaMu Mortgage Pass-Through Certificates Trust
0.713% due 11/25/2045		1,800	1,652
0.723% due 12/25/2045		5,394	5,068
0.743% due 10/25/2045		130	121
1.167% due 01/25/2047		4,514	4,067
1.193% due 11/25/2034		5,839	5,233
1.437% due 08/25/2046		110	94
1.637% due 11/25/2042		742	686
1.800% due 08/25/2042		1,002	956
1.837% due 06/25/2042		1,183	1,137
1.928% due 01/25/2047		3,185	2,871
2.508% due 01/25/2036		408	389
6.000% due 06/25/2034		1,620	1,769
Washington Mutual Mortgage Pass-Through Certificates Trust
2.525% due 02/25/2033		105	102
2.535% due 02/25/2033		75	75
Wells Fargo Commercial Mortgage Trust
2.199% due 10/15/2045 (a)		110,906	8,961
Wells Fargo Mortgage-Backed Securities Trust
2.766% due 02/25/2035		544	541
2.787% due 12/25/2033		543	547
2.836% due 01/25/2035		1,839	1,823
2.842% due 03/25/2035		348	350
2.851% due 12/25/2034		19,016	18,941
2.852% due 04/25/2036		240	232
2.855% due 03/25/2036		8,063	7,921
2.855% due 03/25/2036 ^		1,140	1,068
2.866% due 04/25/2036 ^		1,373	1,342
2.896% due 06/25/2035		30,039	30,623
3.046% due 07/25/2036 ^		7,561	7,301
3.051% due 06/25/2034		12,347	12,361
Wells Fargo-RBS Commercial Mortgage Trust
1.558% due 03/15/2044 (a)		136,218	6,736

Total Non-Agency Mortgage-Backed Securities (Cost $1,094,741)			1,069,999

ASSET-BACKED SECURITIES 10.3%
Academic Loan Funding Trust
1.253% due 12/27/2022		707	706
Accredited Mortgage Loan Trust
0.583% due 02/25/2037		3,915	3,767
1.153% due 04/25/2035		4,097	4,065
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.903% due 10/25/2035		6,600	6,081

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.913% due 07/25/2035		6,900	6,703
0.953% due 09/25/2035		7,300	6,706
1.803% due 02/25/2033		1,834	1,740
Amortizing Residential Collateral Trust
1.033% due 07/25/2032		744	699
Ares European CLO BV
0.098% due 08/15/2024	EUR	1,016	1,128
Asset-Backed Funding Certificates Trust
0.673% due 05/25/2037		$1,255	1,219
Asset-Backed Securities Corp. Home Equity Loan Trust
0.683% due 05/25/2037		23,008	16,233
0.962% due 06/15/2031		4	4
Atrium CDO Corp.
1.421% due 11/16/2022		2,621	2,611
Atrium Corp.
0.886% due 07/20/2020		3,004	2,983
AVANT Loans Funding Trust
3.920% due 08/15/2019		15,374	15,457
Bear Stearns Asset-Backed Securities Trust
0.953% due 06/25/2035		2,170	2,161
1.453% due 10/25/2037		13,306	12,353
1.453% due 11/25/2042		477	443
2.253% due 03/25/2043		3,082	2,873
Cadogan Square CLO BV
0.119% due 08/12/2022	EUR	563	626
0.177% due 01/17/2023		10,528	11,586
Capital Auto Receivables Asset Trust
1.148% due 11/20/2018		$29,000	29,031
Carlyle Global Market Strategies CLO Ltd.
1.864% due 04/20/2022		33,100	33,068
Carlyle High Yield Partners Ltd.
0.858% due 04/19/2022		7,497	7,327
Cavalry CLO Ltd.
2.003% due 01/16/2024		76,213	76,107
Centex Home Equity Loan Trust
1.073% due 09/25/2034		2,713	2,476
CIFC Funding Ltd.
1.587% due 01/19/2023		22,011	22,015
2.030% due 12/05/2024		19,000	18,957
Cornerstone CLO Ltd.
0.848% due 07/15/2021		5,270	5,247
Countrywide Asset-Backed Certificates
0.793% due 04/25/2036		5,654	5,381
1.203% due 03/25/2034		1,691	1,630
Countrywide Asset-Backed Certificates Trust
0.933% due 10/25/2035		42	42
1.073% due 08/25/2035		3,700	3,578
1.173% due 07/25/2034		4,250	4,006
Credit Suisse First Boston Mortgage Securities Corp.
1.153% due 07/25/2032		12	10
Drug Royalty LP
3.478% due 07/15/2023		204	206
Duane Street CLO Ltd.
0.856% due 11/14/2021		2,633	2,598
Eagle Ltd.
2.570% due 12/15/2039		9,375	9,246
Educational Services of America, Inc.
1.596% due 09/25/2040		19,295	19,269
EFS Volunteer LLC
1.488% due 10/26/2026		102	102
Elm CLO Ltd.
2.033% due 01/17/2023		53,373	53,704
EquiFirst Mortgage Loan Trust
0.933% due 01/25/2034		458	422
First Franklin Mortgage Loan Asset-Backed Certificates
1.278% due 05/25/2034		3,259	3,018
First Franklin Mortgage Loan Trust
1.128% due 06/25/2036		2,135	2,066
1.173% due 05/25/2035		2,800	2,750
First NLC Trust
1.158% due 12/25/2035		4,847	4,546
Ford Credit Auto Lease Trust
1.040% due 05/15/2018		952	952
Four Corners CLO Ltd.
0.906% due 01/26/2020		7,023	6,972
Fremont Home Loan Trust
0.513% due 01/25/2037		261	130
0.933% due 07/25/2035		1,836	1,811
Galaxy CLO Ltd.
1.926% due 08/20/2022		7,593	7,601
GM Financial Automobile Leasing Trust
1.280% due 10/22/2018		26,400	26,447
GoldenTree Loan Opportunities Ltd.
1.328% due 10/18/2021		5,730	5,731

GSAMP Trust
0.523% due 12/25/2036		2,107	1,122
1.133% due 11/25/2034		282	272
1.323% due 11/25/2034		3,570	3,282
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		43,074	43,079
Home Equity Asset Trust
0.733% due 08/25/2036		21,100	18,242
HSBC Home Equity Loan Trust USA
0.928% due 03/20/2036		11,000	10,504
HSI Asset Securitization Corp. Trust
0.503% due 10/25/2036		51	26
Inwood Park CDO Ltd.
0.859% due 01/20/2021		6,194	6,197
JPMorgan Mortgage Acquisition Corp.
0.633% due 02/25/2036		5,903	5,694
Jubilee CDO BV
0.116% due 08/21/2021	EUR	1,792	1,981
LCM LP
1.893% due 10/19/2022		$34,400	34,240
Limerock CLO
0.848% due 04/24/2023		812	811
Lockwood Grove CLO Ltd.
2.008% due 01/25/2024		42,212	42,034
Long Beach Mortgage Loan Trust
1.278% due 06/25/2035		1,292	1,285
Madison Park Funding Ltd.
1.903% due 06/15/2022		5,605	5,609
Malin CLO BV
0.015% due 05/07/2023	EUR	11,000	11,920
0.029% due 05/07/2023		11,255	12,427
Massachusetts Educational Financing Authority
1.588% due 04/25/2038		$5,853	5,781
Mercator CLO PLC
0.048% due 02/18/2024	EUR	1,274	1,406
Merrill Lynch Mortgage Investors Trust
0.763% due 08/25/2036		$5,000	4,737
0.763% due 12/25/2036		2,000	1,909
Mid-State Trust
4.864% due 07/15/2038		297	319
Morgan Stanley ABS Capital, Inc. Trust
1.158% due 12/25/2034		870	746
Morgan Stanley IXIS Real Estate Capital Trust
0.503% due 11/25/2036		20	9
MT Wilson CLO Ltd.
0.859% due 07/11/2020		1,174	1,175
Nautique Funding Ltd.
0.878% due 04/15/2020		2,513	2,507
Navient Private Education Loan Trust
1.642% due 12/15/2028		14,900	14,696
New Century Home Equity Loan Trust
0.783% due 02/25/2036		15,591	14,730
1.173% due 03/25/2035		4,317	3,641
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.943% due 05/25/2035		4,380	4,169
NovaStar Mortgage Funding Trust
0.823% due 01/25/2036		1,259	1,253
NYMT Residential
4.000% due 03/25/2021		4,142	4,163
OneMain Financial Issuance Trust
2.570% due 07/18/2025		1,000	1,001
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.733% due 12/25/2035		7,683	6,719
Option One Mortgage Loan Trust
0.943% due 08/25/2035		2,800	2,386
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035		122	122
Panther CDO BV
0.137% due 03/20/2084	EUR	4,270	4,614
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.753% due 08/25/2035		$3,005	3,005
1.293% due 01/25/2036		2,100	2,066
RAAC Trust
0.933% due 03/25/2037		6,427	6,240
1.153% due 03/25/2034		597	569
Renaissance Home Equity Loan Trust
1.073% due 03/25/2034		2,150	2,098
1.153% due 08/25/2032		40	35
Residential Asset Securities Corp. Trust
0.903% due 09/25/2035		6,348	6,218
0.913% due 06/25/2031		44	41
1.248% due 01/25/2035		1,049	993
1.278% due 07/25/2034		2,461	2,204
4.470% due 03/25/2032		13	13
Saxon Asset Securities Trust
0.773% due 09/25/2047		7,400	6,896
1.248% due 03/25/2035 ^		3,929	3,584

Securitized Asset-Backed Receivables LLC Trust
0.513% due 12/25/2036 ^		3,703	1,138
0.583% due 05/25/2037 ^		785	517
SLC Private Student Loan Trust
0.798% due 07/15/2036		306	304
SLC Student Loan Trust
0.753% due 09/15/2026		33,000	32,026
SLM Private Credit Student Loan Trust
0.833% due 03/15/2024		5,978	5,925
0.843% due 12/15/2023		4,460	4,402
SLM Private Education Loan Trust
1.042% due 08/15/2022		1,042	1,041
1.192% due 10/16/2023		4,928	4,921
1.492% due 06/15/2023		417	416
SLM Student Loan Trust
0.007% due 06/17/2024	EUR	543	577
0.035% due 12/15/2023		873	933
0.728% due 10/25/2024		$25,636	25,196
0.768% due 01/25/2019		2,229	2,219
1.853% due 12/15/2033		536	520
2.138% due 04/25/2023		5,370	5,372
Soundview Home Loan Trust
0.513% due 11/25/2036		1,555	621
South Carolina Student Loan Corp.
1.423% due 03/02/2020		478	477
1.673% due 09/03/2024		3,500	3,433
Stone Tower CLO Ltd.
0.863% due 04/17/2021		4,520	4,478
Structured Asset Investment Loan Trust
1.143% due 06/25/2035		2,893	2,845
1.158% due 03/25/2034		6,766	6,217
1.173% due 02/25/2035		6,500	6,247
1.353% due 09/25/2034		1,156	1,113
1.428% due 10/25/2033		8,615	8,356
Structured Asset Securities Corp.
1.113% due 02/25/2035		889	766
Structured Asset Securities Corp. Mortgage Loan Trust
0.903% due 11/25/2035		5,000	4,596
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.930% due 01/25/2035		17	17
Symphony CLO LP
1.933% due 04/16/2022		7,949	7,936
Symphony CLO Ltd.
1.586% due 07/23/2023		66,100	65,903
Venture CDO Ltd.
0.855% due 07/22/2021		1,979	1,938
0.864% due 01/20/2022		19,977	19,620
Voya CLO Ltd.
0.883% due 12/13/2020		1,723	1,726
1.928% due 10/15/2022		31,100	31,030
1.948% due 10/15/2022		34,800	34,746
Wells Fargo Home Equity Asset-Backed Securities Trust
0.993% due 04/25/2035		2,900	2,786
Wood Street CLO BV
0.107% due 11/22/2021	EUR	998	1,102

Total Asset-Backed Securities (Cost $1,043,668)			1,056,820

SOVEREIGN ISSUES 3.2%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		15,060	16,609
Autonomous Community of Catalonia
4.750% due 06/04/2018		3,100	3,511
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (e)	BRL	250,600	75,394
Export-Import Bank of Korea
1.365% due 11/26/2016		$2,000	2,003
1.380% due 01/14/2017 (k)		42,000	42,061
5.375% due 10/04/2016		2,000	2,022
Korea Development Bank
1.260% due 01/22/2017		10,768	10,769
Korea Housing Finance Corp.
1.625% due 09/15/2018		1,200	1,203
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,000	1,005
Mexico Government International Bond
4.000% due 11/15/2040 (g)	MXN	48,195	2,890
4.500% due 11/22/2035 (g)		152,709	9,729
8.500% due 12/13/2018		2,747,800	162,484

Total Sovereign Issues (Cost $336,189)			329,680

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (c)		428,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup Capital
7.008% due 10/30/2040		350,000	9,125
Navient Corp. CPI Linked Security
2.853% due 03/15/2017		4,100	101

Total Preferred Securities (Cost $9,893)			9,226

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.8%
COMMERCIAL PAPER 3.3%
American Electric Power, Inc.
0.800% due 07/20/2016		$15,000	14,994
0.820% due 07/26/2016		14,500	14,492
0.870% due 08/09/2016		20,000	19,983
AutoNation, Inc.
1.300% due 07/01/2016		10,000	10,000
Deutsche Telekom AG
0.870% due 07/08/2016		15,000	14,998
Duke Energy Corp.
0.800% due 07/14/2016		32,000	31,991
Electricite de France S.A.
0.960% due 08/23/2016		34,100	34,055
Entergy Corp.
1.200% due 07/20/2016		5,000	4,998
1.200% due 08/01/2016		10,000	9,992
1.200% due 08/02/2016		11,000	10,991
1.200% due 08/03/2016		5,000	4,996
Kraft Food Group, Inc.
1.100% due 08/15/2016		13,500	13,483
NiSource Finance Corp.
1.100% due 07/18/2016		22,800	22,791
Pitney Bowes, Inc.
1.060% due 07/21/2016		5,000	4,998
Schlumberger Holdings
1.016% due 08/18/2016		17,000	16,975
Sempra Energy Holdings
1.010% due 07/14/2016		25,000	24,993
1.020% due 07/19/2016		28,100	28,089
Thomson Reuters Corp.
1.100% due 09/07/2016		15,000	14,979
Viacom, Inc.
1.220% due 07/21/2016		38,500	38,483

			336,281

REPURCHASE AGREEMENTS (j) 0.1%			9,411

SHORT-TERM NOTES 0.0%
Kansas City Southern Co.
1.334% due 10/28/2016		2,000	1,998

CZECH REPUBLIC TREASURY BILLS 0.3%
(0.355)% due 09/02/2016 (e)(f)	CZK	730,000	29,953

U.S. TREASURY BILLS 0.1%
0.193% due 07/21/2016 - 12/08/2016 (d)(e)(m)(o)		$6,766	6,765

Total Short-Term Instruments (Cost $384,179)			384,408

Total Investments in Securities (Cost $13,417,881)			13,428,340

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	3,783,914	37,400

Total Short-Term Instruments (Cost $37,400)		37,400

Total Investments in Affiliates (Cost $37,400)		37,400

Total Investments 131.8% (Cost $13,455,281)		$13,465,740
Financial Derivative Instruments (l)(n) 0.1% (Cost or Premiums, net $455)		3,991
Other Assets and Liabilities, net (31.9)%		(3,256,757)

Net Assets 100.0%		$10,212,974

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$30,000	$29,588	0.29%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$9,411	U.S. Treasury Notes 1.000% due 05/15/2018	$(9,600)	$9,411	$9,411

Total Repurchase Agreements						$(9,600)	$9,411	$9,411

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.950%	06/28/2016	07/05/2016		$(191,918)	$(191,933)
BSN	0.580	04/07/2016	07/07/2016		(238,654)	(238,981)
	0.580	04/18/2016	07/18/2016		(624)	(625)
GRE	0.630	06/20/2016	07/05/2016		(2,200)	(2,200)
IND	0.600	07/05/2016	07/13/2016		(244,521)	(244,521)
	0.610	06/20/2016	10/12/2016		(3,352)	(3,353)
JML	(0.750)	04/12/2016	TBD	(2)	(1,136)	(1,134)
RDR	(0.500)	05/10/2016	TBD	(2)	(1,965)	(1,964)
	0.600	04/07/2016	07/07/2016		(51,625)	(51,698)
	0.600	04/11/2016	07/11/2016		(52,125)	(52,195)
	0.600	04/19/2016	07/19/2016		(7,497)	(7,506)
	0.600	05/03/2016	07/19/2016		(19,078)	(19,097)
	0.600	05/04/2016	07/14/2016		(104,125)	(104,226)
SCX	0.780	04/04/2016	07/06/2016		(62,936)	(63,056)
	0.780	04/12/2016	07/06/2016		(154,115)	(154,383)
	0.780	04/12/2016	07/08/2016		(67,094)	(67,210)
	0.790	04/22/2016	07/22/2016		(40,791)	(40,854)

Total Reverse Repurchase Agreements						$(1,244,936)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(980,427) at a weighted average interest rate of 0.647%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	5.500%	07/01/2046	$21,600	$(24,205)	$(24,284)
Freddie Mac, TBA	5.000	07/01/2046	1,000	(1,098)	(1,103)

Total Short Sales				$(25,303)	$(25,387)

(k)	Securities with an aggregate market value of $1,016,462 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	2,200	$(1,199)	$0	$(110)
90-Day Eurodollar December Futures	Short	12/2018	4,186	(8,168)	0	(52)
90-Day Eurodollar June Futures	Short	06/2018	2,921	(2,789)	0	(110)
90-Day Eurodollar March Futures	Short	03/2018	5,408	(4,277)	0	(203)
90-Day Eurodollar September Futures	Short	09/2018	2,786	(1,776)	0	(70)
Euro-BTP Italy Government Bond September Futures	Long	09/2016	804	2,608	839	0
U.S. Treasury 2-Year Note September Futures	Long	09/2016	6,988	9,825	983	0
U.S. Treasury 5-Year Note September Futures	Long	09/2016	25,463	43,879	1,989	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	11,588	(7,554)	385	(964)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	1,775	(1,329)	59	(177)

Total Futures Contracts				$29,220	$4,255	$(1,686)

(1)	Unsettled variation margin liability of $(39) for closed futures is outstanding at period end.

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-21 3-Year Index	1.000%	12/20/2016	$160,300	$688	$(680)	$25	$0

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Year BRL-CDI	14.118%	08/01/2016	BRL	2,253,100	$(9)	$(13)	$5	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		$531,600	(21,038)	(6,520)	0	(150)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		1,458,100	(68,923)	(74,382)	0	(157)
Receive	3-Month USD-LIBOR *	1.450	06/28/2021		345,400	(1,146)	(524)	155	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		178,300	(14,874)	(14,467)	350	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		34,975	(7,384)	(5,986)	388	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		20,400	(3,272)	(1,906)	221	0
Receive	6-Month GBP-LIBOR *	1.250	09/21/2018	GBP	55,600	(1,112)	(293)	0	(67)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		268,100	(3,584)	(2,841)	0	(324)
Pay	28-Day MXN-TIIE	4.380	12/21/2017	MXN	8,448,600	(3,633)	(6,506)	0	(519)
Pay	28-Day MXN-TIIE	4.090	01/31/2018		6,450,000	(4,778)	(4,778)	0	(366)
Pay	28-Day MXN-TIIE	5.250	06/11/2018		109,500	28	(113)	0	(7)
Pay	28-Day MXN-TIIE	5.500	06/11/2018		123,800	65	(87)	0	(8)
Pay	28-Day MXN-TIIE	5.010	10/10/2019		119,000	(50)	(10)	1	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		1,100,300	606	66	58	0
Pay	28-Day MXN-TIIE	5.575	03/16/2022		281,600	(38)	226	53	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		71,300	21	116	27	0
Pay	28-Day MXN-TIIE	6.410	11/07/2029		357,500	106	943	253	0

						$(129,015)	$(117,075)	$1,511	$(1,598)

Total Swap Agreements						$(128,327)	$(117,755)	$1,536	$(1,598)

*	This security has a forward starting effective date.

(m)	Securities with an aggregate market value of $95,288 and cash of $10,707 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	08/2016	CAD	1,890		$1,457	$0	$(6)
	08/2016	KRW	559,001		469	0	(16)
	08/2016	MYR	37,925		9,205	0	(301)
	08/2016		$5,705	MYR	23,471	178	0
BOA	08/2016	SGD	98,914		$72,595	0	(803)
	08/2016		$16,114	MXN	299,060	163	0
	04/2017	DKK	656,054		$100,312	1,322	0
BPS	07/2016	BRL	429,000		133,653	104	0
	07/2016	GBP	6,172		9,048	831	0
	07/2016		$118,502	BRL	429,000	15,047	0
	08/2016	EUR	1,611		$1,778	0	(12)
	08/2016	TWD	649,873		20,129	0	(81)
	08/2016		$10,038	AUD	13,591	84	0
	08/2016		202	MXN	3,828	6	0
	09/2016	CNH	77,433		$11,425	0	(161)
	10/2016	BRL	375,000		89,188	0	(24,384)
	10/2016	CNH	353,179		51,979	0	(809)
	10/2016		$11,396	CNH	77,433	178	0
	12/2016		51,701		353,179	930	0
BRC	08/2016	MYR	64,551		$15,606	0	(574)
	08/2016	TWD	46,443		1,424	0	(20)
	08/2016		$27,712	AUD	37,602	293	0
	08/2016		987	INR	66,682	0	(7)
	08/2016		5,044	KRW	5,963,521	125	0
	08/2016		4,734	MYR	19,464	145	0
CBK	07/2016	BRL	163,900		$51,062	40	0
	07/2016		$45,431	BRL	163,900	5,592	0
	07/2016		4,042	GBP	2,738	0	(397)
	08/2016	AUD	90,136		$66,899	0	(231)
	08/2016	MXN	132,524		7,248	35	0
	08/2016	SGD	46,878		34,477	0	(308)
	08/2016	THB	57,166		1,623	0	(3)
	08/2016		$58,972	AUD	79,290	99	(19)
	08/2016		45,161	EUR	40,248	0	(435)
	08/2016		1,320	GBP	979	0	(17)
	08/2016		302,819	JPY	31,776,300	5,253	0
	08/2016		15,941	MXN	303,115	558	(1)
	08/2016		36,611	RUB	2,379,595	159	0
	08/2016		10,133	SGD	13,734	58	0
DUB	07/2016	BRL	123,900		$35,440	0	(3,130)
	07/2016		$38,601	BRL	123,900	0	(30)
	08/2016		527	KRW	620,490	11	0
	08/2016		377	PHP	17,690	0	(2)
	09/2016		13,100	CNH	89,106	227	0
	10/2016	BRL	194,731		$51,113	0	(7,863)
	12/2016		$29,502	CNH	200,890	436	0
GLM	08/2016	AUD	11,497		$8,285	0	(278)
	08/2016	JPY	4,240,600		38,893	0	(2,220)
	08/2016	KRW	37,800,354		31,769	0	(996)
	08/2016		$12,732	AUD	17,164	51	0
	08/2016		1,255	CAD	1,634	10	0
	08/2016		621,334	EUR	543,864	0	(16,953)
	08/2016		56,899	JPY	6,221,900	3,422	0
	09/2016	CNH	183,108		$26,995	0	(390)
	10/2016	DKK	151,075		22,629	11	0
	10/2016		$43,008	CNH	292,873	767	0
HUS	07/2016	DKK	137,370		$20,941	442	0
	08/2016	JPY	31,680,872		293,441	0	(13,707)
	08/2016	SGD	42,396		30,964	0	(495)
	12/2016	CNH	186,890		28,127	278	0
IND	08/2016		$3,629	KRW	4,276,232	78	0
JPM	07/2016	BRL	393,717		$109,674	0	(12,891)
	07/2016	DKK	169,900		25,766	413	0
	07/2016	GBP	85,428		121,064	7,483	(145)
	07/2016		$116,684	BRL	393,717	5,937	(56)
	07/2016		107,703	GBP	75,096	0	(7,731)
	07/2016		37,132	RUB	2,392,429	178	0
	08/2016	AUD	46,394		$33,402	0	(1,151)
	08/2016	CAD	1,839		1,403	0	(21)
	08/2016	EUR	48,257		54,026	399	0
	08/2016	JPY	5,935,300		53,914	0	(3,629)
	08/2016	KRW	95,212,512		81,275	0	(1,254)
	08/2016	MXN	244,152		13,110	0	(179)
	08/2016	MYR	63,561		15,465	0	(467)
	08/2016	SGD	14,285		10,352	0	(248)
	08/2016		$67,778	AUD	91,190	137	0
	08/2016		47,398	BRL	162,117	2,631	0
	08/2016		2,075	CAD	2,697	13	0
	08/2016		1,613	CHF	1,558	0	(14)
	08/2016		77,042	EUR	68,042	0	(1,428)
	08/2016		27,439	GBP	20,410	0	(262)
	08/2016		32,126	JPY	3,517,100	1,972	0
	08/2016		5,826	MXN	108,360	72	0
	08/2016		14,375	SGD	19,369	0	(3)
	09/2016	CZK	732,200		$30,231	156	0
	09/2016	RUB	2,392,429		36,554	0	(161)
	10/2016	BRL	110,000		26,187	0	(7,127)
	10/2016	CNH	380,244		58,159	1,326	0
	10/2016		$93,396	BRL	356,400	14,543	0
	10/2016		27,596	CNH	187,931	493	0
MSB	07/2016	BRL	237,400		$60,736	0	(13,167)
	07/2016	GBP	100,629		147,873	13,911	0
	07/2016		$73,961	BRL	237,400	0	(58)
	08/2016	MXN	7,165,234		$390,831	838	0
	10/2016	BRL	122,000		34,921	0	(2,028)
	12/2016	CNH	367,179		55,190	470	0
NAB	07/2016	EUR	135,968		184,454	33,432	0
SCX	07/2016		$6,868	MYR	28,004	153	0
	08/2016	KRW	50,005,953		$42,750	0	(595)
	08/2016		$18,826	CNH	123,554	0	(318)
	08/2016		4,634	MYR	19,150	166	0
	09/2016		25,129	CNH	171,435	516	0
	10/2016		7,397		49,428	0	(9)
SOG	08/2016	KRW	36,388,187		$31,188	0	(353)
	08/2016		$17,404	KRW	20,543,644	403	0
	08/2016		6,574	MYR	26,970	186	0
TOR	07/2016		151,416	GBP	112,661	0	(1,436)
	08/2016	GBP	112,661		$151,455	1,439	0
UAG	07/2016	RUB	2,392,429		35,442	0	(1,868)
	07/2016		$2,408	GBP	1,734	0	(100)
	08/2016	EUR	571,553		$642,834	8,362	(679)
	08/2016	MYR	3,432		843	0	(17)
	08/2016		$146,516	EUR	132,031	215	(9)
	04/2017	DKK	87,260		$13,259	92	0

Total Forward Foreign Currency Contracts						$132,869	$(132,053)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	12/21/2016	$1,500	$12	$12
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	956,600	311	0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/01/2016	1,109,500	372	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016	108,700	917	840
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	3,005,900	1,112	0

							$2,724	$852

Total Purchased Options							$2,724	$852

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$40,300	$(2,291)	$(845)
CBK	Call - OTC AUD versus USD		$0.751	07/13/2016	AUD	33,200	(180)	(136)
JPM	Put - OTC USD versus KRW	KRW	1,142.500	07/14/2016		$53,200	(400)	(235)
UAG	Call - OTC EUR versus USD		$1.128	08/08/2016	EUR	64,500	(435)	(445)
WST	Call - OTC AUD versus USD		0.752	07/15/2016	AUD	48,700	(328)	(201)

							$(3,634)	$(1,862)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016	$3,000	$(12)	$(12)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016	217,400	(927)	(826)

							$(939)	$(838)

Total Written Options							$(4,573)	$(2,700)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.614%	EUR	12,200	$274	$(53)	$221	$0
BRC	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.340		$10,000	(291)	61	0	(230)
	Brazil Government International Bond	1.000	09/20/2016	0.542		13,000	(122)	140	18	0
	MetLife, Inc.	1.000	03/20/2019	0.682		9,300	68	14	82	0
	Mexico Government International Bond	1.000	03/20/2018	0.679		15,000	(26)	113	87	0
CBK	BP Capital Markets America, Inc.	1.000	12/20/2019	0.614	EUR	23,000	487	(135)	352	0
	Brazil Government International Bond	1.000	03/20/2017	0.756		$16,500	(186)	220	34	0
	Mexico Government International Bond	1.000	09/20/2016	0.364		12,500	65	(43)	22	0
	Mexico Government International Bond	1.000	12/20/2018	0.889		18,900	(18)	75	57	0
DUB	Brazil Government International Bond	1.000	03/20/2017	0.756		20,600	(220)	263	43	0
	MetLife, Inc.	1.000	03/20/2019	0.682		34,100	503	(201)	302	0
	Mexico Government International Bond	1.000	09/20/2016	0.364		7,400	36	(23)	13	0
FBF	BP Capital Markets America, Inc.	1.000	12/20/2019	0.614	EUR	9,700	199	(50)	149	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.782		$31,600	637	(409)	228	0
GST	BP Capital Markets America, Inc.	1.000	12/20/2019	0.614	EUR	10,000	211	(58)	153	0
	Mexico Government International Bond	1.000	09/20/2016	0.364		$20,400	100	(64)	36	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.782		9,400	192	(124)	68	0
HUS	Mexico Government International Bond	1.000	09/20/2016	0.364		7,500	39	(26)	13	0
JPM	BP Capital Markets America, Inc.	1.000	12/20/2019	0.614	EUR	11,200	251	(80)	171	0
	Mexico Government International Bond	1.000	09/20/2016	0.364		$8,600	48	(33)	15	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.782		38,000	776	(502)	274	0
	PSEG Power LLC	1.000	12/20/2018	0.639		24,200	134	88	222	0
	Volkswagen International Finance NV	1.000	12/20/2018	0.752	EUR	8,700	(532)	595	63	0
MYC	BP Capital Markets America, Inc.	1.000	12/20/2019	0.614		3,000	69	(23)	46	0
	Mexico Government International Bond	1.000	12/20/2018	0.889		$8,600	(16)	42	26	0

							$2,678	$(213)	$2,695	$(230)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$4,437	$0	$33	$33	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	9,548	0	71	71	0
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	45,423	(312)	213	0	(99)

					$(312)	$317	$104	$(99)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized Appreciation	Asset	Liability
GLM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	65,600	$(41)	$59	$18	$0
	Pay	28-Day MXN-TIIE	5.500	06/11/2018		92,300	(19)	69	50	0
HUS	Pay	28-Day MXN-TIIE	5.500	06/11/2018		30,800	(2)	19	17	0

							$(62)	$147	$85	$0

Total Swap Agreements							$2,304	$251	$2,884	$(329)

(o)	Securities with an aggregate market value of $51,005 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,219	$0	$3,219
Corporate Bonds & Notes
Banking & Finance	0	2,989,956	29,588	3,019,544
Industrials	0	1,489,880	0	1,489,880
Utilities	0	469,249	0	469,249
Municipal Bonds & Notes
California	0	1,511	0	1,511
Texas	0	3,321	0	3,321
U.S. Government Agencies	0	2,855,349	38	2,855,387
U.S. Treasury Obligations	0	2,736,096	0	2,736,096
Non-Agency Mortgage-Backed Securities	0	1,069,990	9	1,069,999
Asset-Backed Securities	0	1,056,820	0	1,056,820
Sovereign Issues	0	329,680	0	329,680
Preferred Securities
Banking & Finance	9,226	0	0	9,226
Short-Term Instruments
Commercial Paper	0	336,281	0	336,281
Repurchase Agreements	0	9,411	0	9,411
Short-Term Notes	0	1,998	0	1,998
Czech Republic Treasury Bills	0	29,953	0	29,953
U.S. Treasury Bills	0	6,765	0	6,765
	$9,226	$13,389,479	$29,635	$13,428,340

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$37,400	$0	$0	$37,400

Total Investments	$46,626	$13,389,479	$29,635	$13,465,740

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(25,387)	$0	$(25,387)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,255	1,536	0	5,791
Over the counter	0	136,605	0	136,605
	$4,255	$138,141	$0	$142,396

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,686)	(1,598)	0	(3,284)
Over the counter	0	(135,082)	0	(135,082)

	$(1,686)	$(136,680)	$0	$(138,366)

Totals	$49,195	$13,365,553	$29,635	$13,444,383

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund II

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 145.6%
CORPORATE BONDS & NOTES 53.8%
BANKING & FINANCE 18.2%
American Express Credit Corp.
1.395% due 05/26/2020	$7,400	$7,383
AvalonBay Communities, Inc.
3.625% due 10/01/2020	1,000	1,068
Bank of America Corp.
1.413% due 09/15/2026	400	342
2.053% due 04/19/2021	300	304
2.650% due 04/01/2019	6,700	6,874
BB&T Corp.
1.343% due 01/15/2020	1,100	1,092
Bear Stearns Cos. LLC
6.400% due 10/02/2017	200	213
Citizens Bank N.A.
2.500% due 03/14/2019	1,400	1,421
Goldman Sachs Group, Inc.
1.726% due 11/15/2018	1,600	1,604
1.798% due 04/23/2020	4,000	3,991
1.853% due 09/15/2020	700	699
2.274% due 11/29/2023	200	200
HSBC USA, Inc.
1.402% due 08/07/2018	4,000	3,980
Jackson National Life Global Funding
1.250% due 02/21/2017	3,300	3,302
JPMorgan Chase & Co.
6.000% due 01/15/2018	800	856
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	3,500	3,697
Manufacturers & Traders Trust Co.
1.400% due 07/25/2017	5,800	5,807
Morgan Stanley
1.918% due 04/25/2018	200	202
6.625% due 04/01/2018	3,100	3,362
MUFG Union Bank N.A.
1.033% due 05/05/2017	6,000	6,000
State Street Corp.
1.526% due 08/18/2020	1,900	1,908
USAA Capital Corp.
2.000% due 06/01/2021	3,000	3,045
WEA Finance LLC
1.750% due 09/15/2017	200	201

		57,551

INDUSTRIALS 27.4%
AbbVie, Inc.
1.750% due 11/06/2017	3,200	3,220
Aetna, Inc.
1.307% due 12/08/2017	600	601
Amgen, Inc.
1.034% due 05/22/2017	2,100	2,101
2.500% due 11/15/2016	3,700	3,719
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019	900	916
2.650% due 02/01/2021	500	519
BMW U.S. Capital LLC
1.026% due 06/02/2017	6,000	6,003
Cardinal Health, Inc.
1.950% due 06/15/2018	4,000	4,048
Chevron Corp.
1.156% due 11/15/2021	4,800	4,664
ConocoPhillips Co.
1.526% due 05/15/2022	700	665
Daimler Finance North America LLC
1.008% due 03/10/2017	4,700	4,700
2.000% due 08/03/2018	1,200	1,216
eBay, Inc.
1.117% due 08/01/2019	5,000	4,918
Georgia-Pacific LLC
2.539% due 11/15/2019	2,300	2,357
5.400% due 11/01/2020	2,000	2,268
Hewlett Packard Enterprise Co.
2.394% due 10/05/2017	1,400	1,415
2.450% due 10/05/2017	2,000	2,027

Medtronic, Inc.
1.453% due 03/15/2020	4,500	4,544
Merck & Co., Inc.
1.005% due 02/10/2020	1,000	1,001
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	400	445
Nissan Motor Acceptance Corp.
1.500% due 03/02/2018	1,500	1,505
1.950% due 09/12/2017	4,000	4,032
2.350% due 03/04/2019	2,400	2,453
Oracle Corp.
1.900% due 09/15/2021 (c)	2,400	2,411
QUALCOMM, Inc.
3.000% due 05/20/2022	1,900	2,007
Roche Holdings, Inc.
0.971% due 09/30/2019	5,500	5,504
SABMiller Holdings, Inc.
3.750% due 01/15/2022	6,124	6,572
Southern Co.
2.350% due 07/01/2021	1,000	1,021
UnitedHealth Group, Inc.
1.400% due 12/15/2017	400	402
1.450% due 07/17/2017	700	704
1.900% due 07/16/2018	700	711
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	6,300	6,282
Wm Wrigley Jr. Co.
1.400% due 10/21/2016	1,600	1,603

		86,554

UTILITIES 8.2%
AT&T, Inc.
1.326% due 03/11/2019	1,500	1,494
3.000% due 06/30/2022	1,100	1,128
Baltimore Gas & Electric Co.
5.900% due 10/01/2016	1,391	1,408
Commonwealth Edison Co.
1.950% due 09/01/2016	1,045	1,046
Consumers Energy Co.
6.700% due 09/15/2019	100	117
DTE Energy Co.
2.400% due 12/01/2019	400	409
Duke Energy Corp.
1.625% due 08/15/2017	2,400	2,413
Duke Energy Progress LLC
0.836% due 11/20/2017	4,500	4,487
MidAmerican Energy Co.
5.950% due 07/15/2017	1,500	1,572
OGE Energy Corp.
1.211% due 11/24/2017	4,000	3,997
Verizon Communications, Inc.
2.406% due 09/14/2018	1,200	1,230
2.550% due 06/17/2019	4,700	4,873
Virginia Electric & Power Co.
2.750% due 03/15/2023	1,800	1,868

		26,042

Total Corporate Bonds & Notes (Cost $169,033)		170,147

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 1.6%
California State Public Works Board Revenue Notes, Series 2011
4.029% due 12/01/2016	4,900	4,967

Total Municipal Bonds & Notes (Cost $4,955)		4,967

U.S. GOVERNMENT AGENCIES 37.0%
Fannie Mae
0.903% due 10/25/2030	41	41
1.203% due 06/25/2040	2,155	2,181
1.610% due 07/01/2042	98	100
1.660% due 09/01/2041	319	325
1.810% due 08/01/2030	52	52
2.322% due 01/01/2035	74	78
2.514% due 07/01/2035	73	77
2.546% due 12/01/2034	252	262
2.625% due 01/01/2024	31	31
2.653% due 11/01/2034	482	511
2.672% due 05/01/2038	768	813
3.181% due 06/01/2035	847	896
4.000% due 01/25/2033	34	36
4.399% due 09/01/2028	42	45

4.500% due 08/01/2018 - 01/01/2036	2,814	2,985
5.000% due 01/01/2030	248	275
5.651% due 12/25/2042	82	95
5.797% due 01/25/2040 (a)	2,985	549
6.000% due 11/01/2016 - 11/01/2022	42	45
8.000% due 11/25/2023	38	43
Fannie Mae, TBA
3.000% due 07/01/2046 - 08/01/2046	17,000	17,611
3.500% due 08/01/2046	9,000	9,484
4.000% due 08/01/2046	25,000	26,778
4.500% due 08/01/2046	37,500	40,914
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	429	436
Freddie Mac
0.000% due 05/15/2037 (b)(d)	1,314	1,245
0.842% due 06/15/2018	4	4
0.992% due 07/15/2041	1,410	1,413
1.162% due 05/15/2037	504	509
1.610% due 02/25/2045	325	334
2.000% due 11/15/2026	2,645	2,690
2.702% due 07/01/2035	130	138
2.976% due 03/01/2035	58	60
6.008% due 04/15/2037 (a)	2,700	546
6.500% due 07/25/2043	610	733
8.500% due 06/01/2025	3	3
8.973% due 08/15/2044	1,405	1,728
Ginnie Mae
0.896% due 06/20/2065	742	737
1.286% due 04/20/2066	1,601	1,604
1.750% due 04/20/2022 - 05/20/2027	261	269
1.875% due 07/20/2023 - 07/20/2030	233	241
2.000% due 10/20/2025	154	159

Total U.S. Government Agencies (Cost $116,181)		117,076

U.S. TREASURY OBLIGATIONS 27.0%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 (g)(i)	49,364	50,118
0.125% due 04/15/2019 (g)(i)	15,824	16,166
0.125% due 04/15/2021	6,460	6,624
0.625% due 07/15/2021 (g)	10,614	11,185
1.375% due 02/15/2044	1,026	1,190

Total U.S. Treasury Obligations (Cost $84,613)		85,283

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.9%
American Home Mortgage Investment Trust
2.730% due 10/25/2034	265	265
2.978% due 02/25/2045	181	182
BAMLL Commercial Mortgage Securities Trust
1.662% due 01/15/2028	2,000	2,003
Banc of America Commercial Mortgage Trust
5.739% due 04/10/2049	790	805
Banc of America Funding Trust
2.926% due 05/25/2035	903	924
BCAP LLC Trust
0.335% due 09/26/2035	3	3
2.952% due 05/26/2036	1,450	1,457
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/2035	442	444
2.533% due 02/25/2033	3	3
2.924% due 03/25/2035	74	75
2.972% due 01/25/2034	92	94
3.169% due 02/25/2036 ^	60	57
3.226% due 02/25/2033	14	13
Bear Stearns ALT-A Trust
2.913% due 05/25/2035	501	483
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	75	77
Citigroup Commercial Mortgage Trust
5.901% due 12/10/2049	800	824
6.345% due 12/10/2049	169	176
Citigroup Mortgage Loan Trust, Inc.
0.796% due 05/25/2037	105	104
2.430% due 09/25/2035	120	120
2.760% due 09/25/2035	136	135
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	3,708	3,763
Countrywide Home Loan Mortgage Pass-Through Trust
2.602% due 02/20/2036 ^	494	436
2.674% due 11/25/2034	139	132
2.823% due 02/20/2035	206	206
2.896% due 11/19/2033	53	52
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	1,065	1,071
5.383% due 02/15/2040	148	149

6.268% due 02/15/2041	1,100	1,145
Credit Suisse First Boston Mortgage Securities Corp.
1.054% due 03/25/2032	37	34
4.903% due 06/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
2.846% due 09/26/2047	481	479
Extended Stay America Trust
2.958% due 12/05/2031	158	159
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	1,887	1,917
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039	584	589
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029	900	946
GS Mortgage Securities Trust
3.206% due 02/10/2048	2,000	2,095
GSR Mortgage Loan Trust
2.678% due 06/25/2034	674	648
2.876% due 09/25/2035	861	867
Hilton USA Trust
1.463% due 11/05/2030	907	906
HomeBanc Mortgage Trust
0.693% due 07/25/2035	2,332	2,198
Impac CMB Trust
1.153% due 02/25/2036	1,300	1,268
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047	895	901
5.420% due 01/15/2049	90	91
5.440% due 06/12/2047	1,708	1,735
5.794% due 02/12/2051	1,237	1,285
JPMorgan Commercial Mortgage-Backed Securities Trust
5.702% due 03/18/2051	560	564
JPMorgan Mortgage Trust
2.774% due 04/25/2035	1,293	1,287
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039	337	338
5.424% due 02/15/2040	651	659
MASTR Adjustable Rate Mortgages Trust
2.924% due 11/21/2034	1,307	1,333
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.302% due 08/15/2032	2,054	1,954
Merrill Lynch Mortgage Investors Trust
2.650% due 02/25/2035	303	303
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	407
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048	2,000	2,109
Prime Mortgage Trust
0.853% due 02/25/2034	48	45
RBSSP Resecuritization Trust
2.303% due 12/25/2035	1,017	1,020
2.487% due 01/26/2036	1,855	1,874
Structured Asset Mortgage Investments Trust
0.583% due 03/25/2037	427	321
0.698% due 07/19/2035	141	137
1.108% due 09/19/2032	100	97
1.685% due 05/19/2035	1,719	1,656
8.914% due 06/25/2029	83	85
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.957% due 07/25/2032	2	2
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045	657	656
WaMu Mortgage Pass-Through Certificates Trust
0.723% due 07/25/2045	129	121
0.723% due 12/25/2045	152	140
0.743% due 10/25/2045	101	94
1.167% due 01/25/2047	139	125
1.507% due 01/25/2046	662	636
1.637% due 11/25/2042	24	22
1.837% due 06/25/2042	48	46
Wells Fargo Mortgage-Backed Securities Trust
2.841% due 01/25/2035	522	526
2.896% due 06/25/2035	2,564	2,593

Total Non-Agency Mortgage-Backed Securities (Cost $50,807)		50,468

ASSET-BACKED SECURITIES 6.8%
Accredited Mortgage Loan Trust
1.153% due 04/25/2035	3,345	3,319
Amortizing Residential Collateral Trust
1.033% due 07/25/2032	43	41
Asset-Backed Securities Corp. Home Equity Loan Trust
1.687% due 08/15/2033	606	580
2.092% due 03/15/2032	217	212
Bear Stearns Asset-Backed Securities Trust
1.453% due 10/25/2037	433	402

Capital Auto Receivables Asset Trust
1.148% due 11/20/2018	900	901
Countrywide Asset-Backed Certificates
0.693% due 12/25/2031 ^	80	59
Credit-Based Asset Servicing and Securitization LLC
0.513% due 11/25/2036	19	12
Educational Services of America, Inc.
1.596% due 09/25/2040	779	778
First Franklin Mortgage Loan Trust
1.173% due 05/25/2035	100	98
Fremont Home Loan Trust
0.513% due 01/25/2037	10	5
GM Financial Automobile Leasing Trust
0.640% due 05/22/2017	2,316	2,315
GSAMP Trust
0.523% due 12/25/2036	67	35
HSI Asset Loan Obligation Trust
0.513% due 12/25/2036	108	42
Navient Private Education Loan Trust
1.642% due 12/15/2028	900	888
Navient Student Loan Trust
0.753% due 09/26/2022	1,768	1,763
Nissan Auto Receivables Owner Trust
0.742% due 04/15/2019	1,600	1,602
NYMT Residential
4.000% due 03/25/2021	482	484
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035	406	406
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.533% due 03/25/2035	500	462
Securitized Asset-Backed Receivables LLC Trust
0.513% due 12/25/2036 ^	105	32
SLC Student Loan Trust
0.753% due 09/15/2026	1,000	970
SLM Private Credit Student Loan Trust
0.833% due 03/15/2024	1,851	1,835
0.843% due 12/15/2023	3,122	3,082
SLM Private Education Loan Trust
1.192% due 10/16/2023	128	127
1.542% due 08/15/2023	210	210
SLM Student Loan Trust
0.728% due 10/25/2024	763	750
Structured Asset Investment Loan Trust
1.428% due 10/25/2033	253	245

Total Asset-Backed Securities (Cost $21,675)		21,655

SHORT-TERM INSTRUMENTS 3.5%
COMMERCIAL PAPER 3.2%
Coca-Cola Co.
0.887% due 01/10/2017	2,000	1,992
EMC Corp. MASS
0.781% due 07/13/2016	2,100	2,100
0.812% due 07/05/2016	1,300	1,300
Schlumberger Holdings
0.975% due 07/07/2016	3,000	2,999
1.016% due 07/22/2016	1,600	1,599

		9,990

REPURCHASE AGREEMENTS (f) 0.3%		860

Total Short-Term Instruments (Cost $10,849)		10,850

Total Investments in Securities (Cost $458,113)		460,446

	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	841,994	8,322

Total Short-Term Instruments (Cost $8,322)		8,322

Total Investments in Affiliates (Cost $8,322)		8,322

Total Investments 148.2% (Cost $466,435)		$468,768
Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $421)		427
Other Assets and Liabilities, net (48.3)%		(152,858)

Net Assets 100.0%		$316,337

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

Borrowings	and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$860	U.S. Treasury Notes 0.750% due 12/31/2017	$(882)	$860	$860

Total Repurchase Agreements						$(882)	$860	$860

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.570%	04/05/2016	07/05/2016	$(13,732)	$(13,751)
	0.580	04/18/2016	07/18/2016	(37,973)	(38,018)
	0.620	04/08/2016	10/07/2016	(3,232)	(3,236)
	0.620	04/11/2016	10/11/2016	(2,502)	(2,506)

Total Reverse Repurchase Agreements					$(57,511)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(55,482) at a weighted average interest rate of 0.577%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

(g)	Securities with an aggregate market value of $58,077 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$115.500	08/26/2016	51	$1	$1

Total Purchased Options				$1	$1

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	35	$(19)	$0	$(2)
90-Day Eurodollar December Futures	Short	12/2018	100	(195)	0	(1)
90-Day Eurodollar June Futures	Short	06/2018	103	(98)	0	(4)
90-Day Eurodollar March Futures	Short	03/2018	133	(122)	0	(5)
U.S. Treasury 2-Year Note September Futures	Long	09/2016	159	242	22	0
U.S. Treasury 5-Year Note September Futures	Long	09/2016	360	395	30	0

Total Futures Contracts				$203	$52	$(12)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$7,000	$(277)	$(245)	$0	$(2)
Receive	3-Month USD-LIBOR	2.000	12/16/2020	18,200	(860)	(939)	0	(2)
Receive	3-Month USD-LIBOR *	1.450	06/28/2021	12,300	(41)	(19)	5	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026	12,700	(1,060)	(1,030)	25	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	1,100	(171)	(111)	12	0

					$(2,409)	$(2,344)	$42	$(4)

Total Swap Agreements					$(2,409)	$(2,344)	$42	$(4)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $949 and cash of $1,077 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150%	07/05/2016	$31,900	$10	$0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/01/2016	78,700	26	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016	3,300	28	25
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	75,100	28	0

							$92	$25

Total Purchased Options							$92	$25

Written Options: Interest Rate Swaptions
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765%	12/13/2016	$6,600	$(28)	$(25)

Total Written Options							$(28)	$(25)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	JPMorgan Chase & Co.	1.000%	06/20/2019	0.445%	$600	$13	$(3)	$10	$0
	MetLife, Inc.	1.000	06/20/2019	0.718	5,500	109	(62)	47	0
DUB	MetLife, Inc.	1.000	03/20/2019	0.682	500	8	(3)	5	0
GST	Citigroup, Inc.	1.000	06/20/2019	0.643	6,400	88	(19)	69	0
MYC	John Deere Capital Corp.	1.000	09/20/2016	0.094	6,873	131	(115)	16	0

						$349	$(202)	$147	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	MCDX-25 5-Year Index	1.000%	12/20/2020	$6,400	$(12)	$49	$37	$0
	MCDX-26 5-Year Index	1.000	06/20/2021	17,000	44	6	50	0
GST	MCDX-25 5-Year Index	1.000	12/20/2020	18,600	(34)	142	108	0
	MCDX-26 5-Year Index	1.000	06/20/2021	8,000	19	4	23	0
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	1,429	(10)	7	0	(3)

					$7	$208	$218	$(3)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index *	1.598%	06/02/2018	$11,300	$0	$(7)	$0	$(7)
	Receive	3-Month USD-CPURNSA Index	1.565	06/07/2018	5,500	0	(2)	0	(2)
MYC	Receive	3-Month USD-CPURNSA Index	1.593	06/03/2018	6,900	0	(5)	0	(5)

						$0	$(14)	$0	$(14)

Total Swap Agreements						$356	$(8)	$365	$(17)

*	The underlying security has a forward starting effective date.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$57,551	$0	$57,551
Industrials	0	86,554	0	86,554
Utilities	0	26,042	0	26,042
Municipal Bonds & Notes
California	0	4,967	0	4,967
U.S. Government Agencies	0	117,076	0	117,076
U.S. Treasury Obligations	0	85,283	0	85,283
Non-Agency Mortgage-Backed Securities	0	50,468	0	50,468
Asset-Backed Securities	0	21,655	0	21,655
Short-Term Instruments
Commercial Paper	0	9,990	0	9,990
Repurchase Agreements	0	860	0	860
	$0	$460,446	$0	$460,446

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,322	$0	$0	$8,322

Total Investments	$8,322	$460,446	$0	$468,768

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	52	43	0	95
Over the counter	0	390	0	390
	$52	$433	$0	$485

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(4)	0	(16)
Over the counter	0	(42)	0	(42)

	$(12)	$(46)	$0	$(58)

Totals	$8,362	$460,833	$0	$469,195

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund III

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.9%
BANK LOAN OBLIGATIONS 0.1%
FCA US LLC
3.500% due 05/24/2017		$278	$278

Total Bank Loan Obligations (Cost $278)			278

CORPORATE BONDS & NOTES 42.5%
BANKING & FINANCE 28.9%
ABN AMRO Bank NV
1.800% due 06/04/2018		500	504
Ally Financial, Inc.
2.750% due 01/30/2017		900	908
American Tower Corp.
2.800% due 06/01/2020		1,000	1,024
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	200	61
Bank of America Corp.
0.956% due 08/15/2016		$100	100
1.413% due 09/15/2026		100	85
2.053% due 04/19/2021		600	608
5.650% due 05/01/2018		1,000	1,072
Bank of America N.A.
0.953% due 06/15/2017		1,500	1,495
1.750% due 06/05/2018		1,000	1,007
Bankia S.A.
4.375% due 02/14/2017	EUR	100	114
BB&T Corp.
1.343% due 01/15/2020		$600	596
Bear Stearns Cos. LLC
6.400% due 10/02/2017		100	106
BPCE S.A.
1.382% due 03/06/2017	GBP	300	400
1.625% due 02/10/2017		$500	501
CIT Group, Inc.
4.250% due 08/15/2017		800	817
5.000% due 05/15/2017		1,100	1,119
Citigroup, Inc.
1.324% due 04/27/2018		600	600
1.518% due 07/30/2018		2,100	2,107
2.011% due 03/30/2021		800	806
Citizens Bank N.A.
2.300% due 12/03/2018		400	405
2.500% due 03/14/2019		400	406
Commonwealth Bank of Australia
1.750% due 11/02/2018		300	302
Credit Agricole S.A.
1.628% due 06/10/2020		1,300	1,298
Credit Suisse AG
1.328% due 01/29/2018		1,000	998
Eksportfinans ASA
5.500% due 06/26/2017		600	622
Ford Motor Credit Co. LLC
1.553% due 06/15/2018		1,000	1,000
1.567% due 11/04/2019		1,000	983
2.145% due 01/09/2018		500	505
2.211% due 01/08/2019		500	508
3.000% due 06/12/2017		400	406
5.000% due 05/15/2018		300	318
General Motors Financial Co., Inc.
1.989% due 04/10/2018		600	602
2.188% due 01/15/2020		700	693
3.000% due 09/25/2017		600	609
3.200% due 07/13/2020		600	608
Goldman Sachs Group, Inc.
1.726% due 11/15/2018		800	802
1.798% due 04/23/2020		1,200	1,197
2.274% due 11/29/2023		700	701
6.000% due 06/15/2020		500	571
7.500% due 02/15/2019		200	229
HBOS PLC
1.331% due 09/30/2016		300	300
HSBC Holdings PLC
2.901% due 03/08/2021		300	308
HSBC USA, Inc.
1.237% due 11/13/2019		2,000	1,976

Industrial Bank of Korea
3.750% due 09/29/2016		800	806
ING Bank NV
2.050% due 08/17/2018		400	406
International Lease Finance Corp.
7.125% due 09/01/2018		900	990
JPMorgan Chase & Co.
1.072% due 05/30/2017	GBP	1,200	1,589
1.183% due 03/01/2018		$500	500
2.153% due 03/01/2021		500	512
6.000% due 01/15/2018		600	642
KEB Hana Bank
4.000% due 11/03/2016		500	505
Kookmin Bank
1.509% due 01/27/2017		1,800	1,801
LeasePlan Corp. NV
2.500% due 05/16/2018		200	200
3.000% due 10/23/2017		200	202
Lloyds Bank PLC
1.176% due 05/14/2018		900	894
2.000% due 08/17/2018		800	799
Macquarie Bank Ltd.
1.758% due 07/29/2020		1,000	996
Metropolitan Life Global Funding
1.300% due 04/10/2017		500	502
Morgan Stanley
2.012% due 02/01/2019		1,000	1,012
MUFG Americas Holdings Corp.
1.202% due 02/09/2018		500	498
MUFG Union Bank N.A.
1.033% due 05/05/2017		900	900
Navient Corp.
5.500% due 01/15/2019		200	202
Nykredit Realkredit A/S
2.000% due 04/01/2017	DKK	5,700	865
Realkredit Danmark A/S
1.000% due 04/01/2017		4,600	693
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$1,700	1,827
Santander Bank N.A.
1.561% due 01/12/2018		800	796
Santander Holdings USA, Inc.
2.115% due 11/24/2017		200	200
2.700% due 05/24/2019		300	301
Springleaf Finance Corp.
5.750% due 09/15/2016		200	201
8.250% due 12/15/2020		200	201
Sumitomo Mitsui Banking Corp.
1.213% due 01/16/2018		1,300	1,298
Synchrony Financial
2.032% due 11/09/2017		300	300
Toronto-Dominion Bank
2.250% due 09/25/2019		1,000	1,028
UBS AG
1.233% due 06/01/2017		1,000	1,000
UBS Group Funding Jersey Ltd.
2.409% due 04/14/2021		1,000	1,011
Unibail-Rodamco SE
1.403% due 04/16/2019		1,000	995
WEA Finance LLC
1.750% due 09/15/2017		200	201
Wells Fargo & Co.
2.020% due 03/04/2021		900	919
Westpac Banking Corp.
2.100% due 02/25/2021		1,000	1,022

			57,191

INDUSTRIALS 7.4%
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		400	398
Aetna, Inc.
1.307% due 12/08/2017		400	401
BMW U.S. Capital LLC
1.026% due 06/02/2017		2,600	2,602
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		100	99
Charter Communications Operating LLC
3.579% due 07/23/2020		500	523
ConocoPhillips Co.
1.526% due 05/15/2022		300	285
Diamond 1 Finance Corp.
3.480% due 06/01/2019		1,000	1,025
Dominion Gas Holdings LLC
2.500% due 12/15/2019		300	307

Energy Transfer Partners LP
6.700% due 07/01/2018		300	319
Georgia-Pacific LLC
2.539% due 11/15/2019		800	820
5.400% due 11/01/2020		200	227
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	200	213
Hewlett Packard Enterprise Co.
2.394% due 10/05/2017		$400	404
2.450% due 10/05/2017		600	608
Humana, Inc.
7.200% due 06/15/2018		300	332
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		200	228
Kinder Morgan, Inc.
3.050% due 12/01/2019		300	303
7.000% due 06/15/2017		200	208
7.250% due 06/01/2018		200	216
Korea National Oil Corp.
4.000% due 10/27/2016		1,200	1,213
Kraft Heinz Foods Co.
2.000% due 07/02/2018		500	507
Kroger Co.
1.163% due 10/17/2016		800	801
Newell Brands, Inc.
2.600% due 03/29/2019		100	103
Oracle Corp.
1.900% due 09/15/2021 (b)		1,000	1,005
Pearson Dollar Finance PLC
6.250% due 05/06/2018		200	214
Pioneer Natural Resources Co.
6.875% due 05/01/2018		500	541
Southwestern Energy Co.
3.300% due 01/23/2018		100	103
Time Warner Cable, Inc.
5.850% due 05/01/2017		100	104
6.750% due 07/01/2018		200	220
WestRock RKT Co.
4.450% due 03/01/2019		100	106
Whirlpool Corp.
1.650% due 11/01/2017		200	201
Woodside Finance Ltd.
3.650% due 03/05/2025		100	98

			14,734

UTILITIES 6.2%
AT&T, Inc.
5.500% due 02/01/2018		2,648	2,820
Dayton Power & Light Co.
1.875% due 09/15/2016		200	200
DTE Energy Co.
2.400% due 12/01/2019		200	204
Exelon Corp.
1.550% due 06/09/2017		100	100
Orange S.A.
2.750% due 09/14/2016		2,700	2,710
Petrobras Global Finance BV
5.750% due 01/20/2020		700	677
Plains All American Pipeline LP
8.750% due 05/01/2019		100	115
Sprint Communications, Inc.
9.125% due 03/01/2017		1,300	1,345
Verizon Communications, Inc.
1.426% due 06/17/2019		2,200	2,212
2.406% due 09/14/2018		1,800	1,846

			12,229

Total Corporate Bonds & Notes (Cost $84,163)			84,154

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.6%
University of California Revenue Bonds, Series 2011
0.957% due 07/01/2041		1,200	1,200

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.725% due 04/01/2040		65	64

Total Municipal Bonds & Notes (Cost $1,266)			1,264

U.S. GOVERNMENT AGENCIES 25.3%
Fannie Mae
0.553% due 01/25/2021	4	4
0.653% due 10/27/2037	581	579
0.803% due 09/25/2042	85	85
0.903% due 06/25/2021	2	2
1.000% due 01/25/2043	55	52
1.353% due 06/25/2021 - 09/25/2021	25	26
1.610% due 07/01/2042	18	18
1.660% due 09/01/2041	58	59
1.810% due 09/01/2040	5	6
2.145% due 11/01/2034	10	10
2.257% due 11/01/2035	12	13
2.408% due 11/01/2035	38	41
2.514% due 07/01/2035	13	14
2.535% due 08/01/2035	99	106
2.623% due 05/01/2035	14	14
2.644% due 03/01/2035	2	2
3.008% due 08/01/2029	30	32
3.500% due 02/25/2043 (a)	2,158	281
5.000% due 11/01/2028 - 07/25/2040	643	694
5.500% due 03/01/2023 - 02/01/2028	1,120	1,239
5.651% due 12/25/2042	7	9
5.750% due 10/25/2035	28	31
5.870% due 02/01/2031	13	13
6.000% due 03/01/2017 - 05/01/2037	9	10
7.500% due 07/25/2022	16	18
Fannie Mae, TBA
3.000% due 07/01/2046 - 08/01/2046	10,000	10,359
3.500% due 08/01/2046	3,000	3,161
4.000% due 08/01/2046	13,000	13,924
4.500% due 08/01/2046	14,000	15,275
FDIC Structured Sale Guaranteed Notes
0.935% due 11/29/2037	329	328
2.980% due 12/06/2020	181	184
Freddie Mac
0.493% due 12/25/2036	83	83
0.842% due 06/15/2018	1	1
0.892% due 11/15/2030	2	2
1.152% due 10/15/2037	106	107
1.610% due 02/25/2045	46	48
2.000% due 11/15/2026	1,086	1,105
2.575% due 08/01/2035	72	76
2.702% due 07/01/2035	28	30
2.827% due 06/01/2035	69	73
5.000% due 10/01/2033	10	11
6.500% due 07/25/2043	75	90
7.000% due 04/15/2023	6	6
8.973% due 08/15/2044	661	813
Ginnie Mae
0.886% due 04/20/2065	263	261
0.896% due 06/20/2065	371	368
0.992% due 12/16/2025	3	3
1.036% due 04/20/2065	293	289
1.750% due 06/20/2027	14	14
1.857% due 02/20/2041	79	79
2.000% due 05/20/2030 - 02/20/2032	34	36

Total U.S. Government Agencies (Cost $49,932)		50,084

U.S. TREASURY OBLIGATIONS 27.2%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (g)(i)	28,666	29,104
0.125% due 04/15/2019 (g)	15,008	15,331
0.125% due 04/15/2021	3,936	4,037
0.625% due 07/15/2021	4,246	4,474
1.375% due 02/15/2044 (k)	719	833

Total U.S. Treasury Obligations (Cost $53,352)		53,779

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%
American Home Mortgage Investment Trust
2.730% due 10/25/2034	48	48
2.978% due 02/25/2045	23	23
Banc of America Commercial Mortgage Trust
5.739% due 04/10/2049	316	322
Banc of America Funding Trust
0.733% due 07/25/2037	155	131
2.926% due 05/25/2035	401	411
Banc of America Mortgage Trust
2.858% due 08/25/2034	244	242
3.594% due 03/25/2033	269	268

BCAP LLC Trust
0.335% due 09/26/2035		1	1
3.626% due 09/28/2036		493	491
Bear Stearns Adjustable Rate Mortgage Trust
2.972% due 01/25/2034		14	14
3.226% due 02/25/2033		1	1
Bear Stearns ALT-A Trust
2.902% due 09/25/2035		22	19
2.913% due 05/25/2035		89	86
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		75	77
Citigroup Commercial Mortgage Trust
6.345% due 12/10/2049		85	88
Citigroup Mortgage Loan Trust, Inc.
0.523% due 01/25/2037		88	66
2.730% due 10/25/2035		17	16
3.040% due 05/25/2035		27	27
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		1,426	1,447
Countrywide Home Loan Mortgage Pass-Through Trust
2.602% due 02/20/2036 ^		78	69
2.674% due 11/25/2034		54	51
2.823% due 02/20/2035		76	76
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		562	565
5.383% due 02/15/2040		222	224
5.448% due 01/15/2049		1	1
6.268% due 02/15/2041		600	624
Credit Suisse Mortgage Capital Certificates
2.795% due 09/27/2036		308	307
2.846% due 09/26/2047		481	479
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.055% due 06/26/2035		25	24
Eurosail PLC
1.276% due 09/13/2045	GBP	111	145
1.524% due 06/13/2045		1,300	1,604
Extended Stay America Trust
2.958% due 12/05/2031		$158	159
First Horizon Alternative Mortgage Securities Trust
2.653% due 01/25/2035		366	359
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		854	867
GMAC Mortgage Corp. Loan Trust
3.006% due 11/19/2035		39	35
Great Hall Mortgages PLC
0.777% due 06/18/2039		233	212
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		500	525
GSR Mortgage Loan Trust
2.678% due 06/25/2034		24	23
2.876% due 09/25/2035		129	130
2.893% due 11/25/2035		152	147
Hercules Eclipse PLC
0.831% due 10/25/2018	GBP	138	181
Hilton USA Trust
1.463% due 11/05/2030		$635	634
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		358	360
5.397% due 05/15/2045		28	28
5.794% due 02/12/2051		353	367
JPMorgan Commercial Mortgage-Backed Securities Trust
5.702% due 03/18/2051		210	212
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		49	42
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		150	150
Merrill Lynch Mortgage Investors Trust
0.703% due 11/25/2035		9	9
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	305
Prime Mortgage Trust
0.853% due 02/25/2034		5	5
RBSSP Resecuritization Trust
2.303% due 12/25/2035		509	510
2.487% due 01/26/2036		928	937
Silverstone Master Issuer PLC
0.958% due 01/21/2070	GBP	800	1,059
Structured Adjustable Rate Mortgage Loan Trust
1.810% due 01/25/2035		$79	62
2.805% due 08/25/2034		107	106
2.830% due 02/25/2034		77	76
Structured Asset Mortgage Investments Trust
0.583% due 03/25/2037		155	117
0.698% due 07/19/2035		35	34
0.733% due 02/25/2036 ^		32	26

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.694% due 01/25/2032		1	1
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		158	158
WaMu Mortgage Pass-Through Certificates Trust
0.723% due 12/25/2045		28	26
0.743% due 10/25/2045		173	162
1.167% due 01/25/2047		35	31
1.193% due 11/25/2034		86	77
1.837% due 06/25/2042		23	22
Washington Mutual Mortgage Loan Trust
1.606% due 05/25/2041		1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
2.525% due 02/25/2033		3	3
Wells Fargo Mortgage-Backed Securities Trust
2.880% due 06/25/2035		170	172
2.954% due 10/25/2035		623	629

Total Non-Agency Mortgage-Backed Securities (Cost $17,798)			16,906

ASSET-BACKED SECURITIES 11.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.563% due 03/25/2035		3,000	2,385
Ares European CLO BV
0.098% due 08/15/2024	EUR	42	47
AVANT Loans Funding Trust
3.920% due 08/15/2019		$360	362
Avoca CLO PLC
0.157% due 01/16/2023	EUR	3	3
Bear Stearns Asset-Backed Securities Trust
1.453% due 10/25/2037		$180	168
Bridgeport CLO Ltd.
0.877% due 06/18/2021		629	615
Cadogan Square CLO BV
0.177% due 01/17/2023	EUR	96	106
Capital Auto Receivables Asset Trust
1.148% due 11/20/2018		$500	501
Carlyle Global Market Strategies CLO Ltd.
1.864% due 04/20/2022		600	599
Cavalry CLO Ltd.
2.003% due 01/16/2024		959	957
CIFC Funding Ltd.
1.587% due 01/19/2023		347	347
2.030% due 12/05/2024		500	499
Countrywide Asset-Backed Certificates
0.693% due 12/25/2031 ^		13	10
Countrywide Asset-Backed Certificates Trust
1.193% due 12/25/2034		2,372	2,254
Educational Services of America, Inc.
1.596% due 09/25/2040		223	222
Elm CLO Ltd.
2.033% due 01/17/2023		920	926
Fortress Credit Investments Ltd.
1.883% due 07/17/2023		821	817
Four Corners CLO Ltd.
0.906% due 01/26/2020		117	116
GE-WMC Mortgage Securities Trust
0.493% due 08/25/2036		3	1
GM Financial Automobile Leasing Trust
0.948% due 10/22/2018		1,000	1,001
GoldenTree Loan Opportunities Ltd.
1.328% due 10/18/2021		179	179
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		599	600
Inwood Park CDO Ltd.
0.859% due 01/20/2021		93	93
JPMorgan Mortgage Acquisition Corp.
0.683% due 05/25/2035		952	929
Jubilee CDO BV
0.116% due 08/21/2021	EUR	19	21
LCM LP
1.893% due 10/19/2022		$600	597
Lockwood Grove CLO Ltd.
2.008% due 01/25/2024		582	580
Malin CLO BV
0.029% due 05/07/2023	EUR	302	333
Massachusetts Educational Financing Authority
1.588% due 04/25/2038		$46	45
MASTR Asset-Backed Securities Trust
1.203% due 12/25/2034 ^		2,292	2,203
Mercator CLO PLC
0.048% due 02/18/2024	EUR	14	16
Morgan Stanley ABS Capital, Inc. Trust
0.503% due 07/25/2036		$19	9
MT Wilson CLO Ltd.
0.859% due 07/11/2020		52	52

Navient Private Education Loan Trust
1.642% due 12/15/2028		200	197
NYMT Residential
4.000% due 03/25/2021		289	290
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.733% due 12/25/2035		93	82
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035		162	162
Prospero CLO BV
0.098% due 10/20/2022	EUR	165	183
RAAC Trust
0.933% due 03/25/2037		$124	120
Securitized Asset-Backed Receivables LLC Trust
0.513% due 12/25/2036 ^		53	16
SLC Student Loan Trust
0.753% due 09/15/2026		600	582
SLM Private Credit Student Loan Trust
0.833% due 03/15/2024		79	79
0.843% due 12/15/2023		50	49
SLM Private Education Loan Trust
1.192% due 10/16/2023		64	64
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	244	261
0.728% due 10/25/2024		$458	450
2.138% due 04/25/2023		63	63
South Carolina Student Loan Corp.
1.423% due 03/02/2020		159	159
Stone Tower CLO Ltd.
0.863% due 04/17/2021		110	109
Structured Asset Investment Loan Trust
1.158% due 03/25/2034		157	144
1.428% due 10/25/2033		97	94
Sunrise SRL
0.242% due 08/27/2031	EUR	72	80
Symphony CLO Ltd.
1.586% due 07/23/2023		$1,100	1,097
Voya CLO Ltd.
1.928% due 10/15/2022		500	499
1.948% due 10/15/2022		500	499
Wood Street CLO BV
0.107% due 11/22/2021	EUR	12	13

Total Asset-Backed Securities (Cost $22,914)			22,885

SOVEREIGN ISSUES 4.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		200	221
Autonomous Community of Catalonia
4.750% due 06/04/2018		400	453
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	8,000	2,407
Export-Import Bank of Korea
1.380% due 01/14/2017		$500	501
5.375% due 10/04/2016		500	506
Korea Development Bank
1.260% due 01/22/2017		500	500
Korea Housing Finance Corp.
3.500% due 12/15/2016		300	303
Korea Land & Housing Corp.
1.875% due 08/02/2017		200	201
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	542	32
8.500% due 12/13/2018		5,900	349
Province of Ontario
1.100% due 10/25/2017		$3,400	3,412

Total Sovereign Issues (Cost $8,598)			8,885

SHORT-TERM INSTRUMENTS 1.6%
COMMERCIAL PAPER 1.3%
AutoNation, Inc.
1.320% due 07/20/2016		1,000	999
Entergy Corp.
1.219% due 07/15/2016		1,000	1,000

HP, Inc.
0.822% due 07/07/2016	500	500

		2,499

REPURCHASE AGREEMENTS (f) 0.3%		647

Total Short-Term Instruments (Cost $3,146)		3,146

Total Investments in Securities (Cost $241,447)		241,381

	SHARES
INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	112,363	1,111

Total Short-Term Instruments (Cost $1,111)		1,111

Total Investments in Affiliates (Cost $1,111)		1,111

Total Investments 122.5% (Cost $242,558)		$242,492
Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $(1))		177
Other Assets and Liabilities, net (22.6)%		(44,752)

Net Assets 100.0%		$197,917

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$647	U.S. Treasury Notes 1.000% due 05/15/2018	$(661)	$647	$647

Total Repurchase Agreements						$(661)	$647	$647

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.650%	06/22/2016	07/06/2016	$(4,609)	$(4,610)
	1.080	06/28/2016	07/05/2016	(8,075)	(8,076)
BSN	0.580	04/07/2016	07/07/2016	(413)	(413)
	0.580	04/18/2016	07/18/2016	(728)	(729)
	0.590	04/21/2016	07/21/2016	(1,560)	(1,562)
GRE	0.640	06/21/2016	07/05/2016	(733)	(733)

Total Reverse Repurchase Agreements					$(16,123)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
TDM	0.850%	06/29/2016	07/06/2016	$(1,041)	$(1,041)

Total Sale-Buyback Transactions					$(1,041)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(4,799) at a weighted average interest rate of 0.597%.

(g)	Securities with an aggregate market value of $17,221 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	25	$(14)	$0	$(1)
90-Day Eurodollar June Futures	Short	06/2018	56	(53)	0	(2)
90-Day Eurodollar March Futures	Short	03/2018	59	(54)	0	(2)
90-Day Eurodollar September Futures	Short	09/2018	40	(43)	0	(1)
Euro-BTP Italy Government Bond September Futures	Long	09/2016	15	48	15	0
U.S. Treasury 2-Year Note September Futures	Long	09/2016	143	218	20	0
U.S. Treasury 5-Year Note September Futures	Long	09/2016	354	593	28	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	230	(151)	8	(19)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	28	(37)	1	(3)

Total Futures Contracts				$507	$72	$(28)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-21 3-Year Index	1.000%	12/20/2016	$1,900	$8	$(9)	$0	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Year BRL-CDI	14.118%	08/01/2016	BRL	44,800	$0	$0	$0	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		$1,400	(55)	(14)	0	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		17,400	(823)	(898)	0	(2)
Receive	3-Month USD-LIBOR *	1.450	06/28/2021		6,800	(23)	(10)	3	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		1,100	(116)	(133)	2	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		4,300	(359)	(350)	9	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		400	(63)	(40)	5	0
Receive	6-Month GBP-LIBOR *	1.250	09/21/2018	GBP	500	(10)	(3)	0	(1)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		3,900	(52)	(44)	0	(5)
Pay	28-Day MXN-TIIE	4.380	12/21/2017	MXN	155,900	(67)	(120)	0	(9)
Pay	28-Day MXN-TIIE	4.090	01/31/2018		134,100	(99)	(99)	0	(9)
Pay	28-Day MXN-TIIE	5.575	03/16/2022		22,300	(3)	1	4	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		6,000	2	4	2	0

						$(1,668)	$(1,706)	$25	$(26)

Total Swap Agreements						$(1,660)	$(1,715)	$25	$(26)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $583 and cash of $1,103 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	08/2016	KRW	8,343		$7	$0	$0
	08/2016	MYR	544		132	0	(4)
	08/2016		$43	MYR	177	1	0
BOA	07/2016	GBP	3,887		$5,699	525	0
	07/2016		$5,491	GBP	4,127	3	0
	08/2016	GBP	4,127		$5,492	0	(3)
	08/2016	SGD	1,883		1,382	0	(15)
	08/2016		$240	MXN	4,461	2	0
BPS	07/2016	BRL	4,500		$1,352	0	(49)
	07/2016		$1,239	BRL	4,500	162	0
	08/2016	TWD	12,345		$382	0	(1)
	08/2016		$291	AUD	394	2	0
	08/2016		800	BRL	2,749	48	0
	09/2016	CNH	1,289		$190	0	(3)
	10/2016		6,421		945	0	(15)
	10/2016		$190	CNH	1,289	3	0
	12/2016		940		6,421	17	0
BRC	07/2016		32	MYR	131	1	0
	08/2016	KRW	202,721		$173	0	(3)
	08/2016	MYR	1,501		363	0	(13)
	08/2016		$520	AUD	705	6	0
	08/2016		89	KRW	105,225	2	0
CBK	07/2016		211	GBP	146	0	(16)
	08/2016	AUD	1,323		$982	0	(3)
	08/2016	KRW	251,195		211	0	(7)
	08/2016	MXN	4,113		221	0	(3)
	08/2016	SGD	750		548	0	(9)
	08/2016		$980	AUD	1,318	1	0
	08/2016		760	EUR	678	0	(7)
	08/2016		5,806	JPY	609,200	100	0
	08/2016		288	MXN	5,499	12	0
	08/2016		42	MYR	172	1	0
DUB	08/2016		34	KRW	40,032	1	0
	10/2016	BRL	3,349		$879	0	(135)
	12/2016		$527	CNH	3,588	8	0
GLM	08/2016	AUD	192		$138	0	(5)
	08/2016	JPY	83,500		766	0	(44)
	08/2016	KRW	442,531		372	0	(12)
	08/2016		$220	AUD	296	1	0
	08/2016		7,506	EUR	6,571	0	(204)
	08/2016		1,027	JPY	112,300	62	0
	08/2016		598	RUB	40,083	22	0
	09/2016	CNH	3,109		$458	0	(7)
	10/2016		$740	CNH	5,039	13	0
HUS	08/2016	JPY	592,520		$5,488	0	(256)
	08/2016	SGD	883		649	0	(6)
	12/2016	CNH	3,296		496	5	0
JPM	07/2016	BRL	2,749		857	1	0
	07/2016	GBP	1,631		2,309	140	(3)
	07/2016		$755	BRL	2,749	101	0
	07/2016		1,796	GBP	1,245	0	(138)
	07/2016		633	RUB	40,790	3	0
	08/2016	AUD	1,216		$877	0	(29)
	08/2016	EUR	841		941	7	0
	08/2016	JPY	111,300		1,011	0	(68)
	08/2016	KRW	1,875,113		1,601	0	(24)
	08/2016	MXN	161,641		8,925	127	0
	08/2016	MYR	1,118		272	0	(8)
	08/2016	SGD	301		218	0	(5)
	08/2016		$1,258	AUD	1,693	3	0
	08/2016		1,779	EUR	1,571	0	(33)
	08/2016		645	GBP	480	0	(6)
	08/2016		694	JPY	75,900	41	0
	08/2016		47	MYR	194	2	0
	08/2016		479	SGD	646	0	0
	09/2016	RUB	40,790		$623	0	(3)
	10/2016	BRL	8,000		1,904	0	(518)
	10/2016		$488	CNH	3,324	9	0
MSB	07/2016	BRL	4,500		$1,151	0	(250)
	07/2016		$1,402	BRL	4,500	0	(1)
	12/2016	CNH	6,713		$1,009	9	0
NAB	07/2016	EUR	1,998		2,710	491	0
NGF	08/2016		$273	KRW	321,690	6	0
	09/2016		199	CNH	1,353	3	0
SCX	07/2016		78	MYR	318	2	0
	08/2016	KRW	349,046		$299	0	(4)
	08/2016		$345	CNH	2,262	0	(6)
	08/2016		171	MYR	707	6	0
	09/2016		446	CNH	3,045	9	0
	10/2016	CNH	6,460		$988	22	0
	10/2016		$139	CNH	928	0	0
SOG	08/2016	KRW	997,437		$854	0	(10)
	08/2016		$84	KRW	99,581	2	0
	08/2016		123	MYR	505	3	0
UAG	07/2016	RUB	40,790		$604	0	(32)
	08/2016	EUR	7,627		8,566	101	(11)
	08/2016		$2,665	EUR	2,402	4	0
	04/2017	DKK	10,460		$1,590	12	0

Total Forward Foreign Currency Contracts						$2,102	$(1,969)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150%	07/05/2016	$17,000	$6	$0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/01/2016	42,900	14	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016	2,000	17	15
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	40,300	15	0

							$52	$15

Total Purchased Options							$52	$15

Written Options:

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date		Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$	500	$(29)	$(11)
CBK	Call - OTC AUD versus USD	$	0.751	07/13/2016	AUD	600	(3)	(3)
JPM	Put - OTC USD versus KRW	KRW	1,142.500	07/14/2016	$	1,000	(8)	(4)
UAG	Call - OTC EUR versus USD	$	1.128	08/08/2016	EUR	1,200	(8)	(8)
WST	Call - OTC AUD versus USD		0.752	07/15/2016	AUD	900	(6)	(4)

							$(54)	$(30)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765%	12/13/2016	$4,000	$(17)	$(15)

Total Written Options							$(71)	$(45)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	12/20/2018	0.889%		$100	$0	$0	$0	$0
BPS	BP Capital Markets America, Inc.	1.000	12/20/2019	0.614	EUR	600	13	(2)	11	0
BRC	MetLife, Inc.	1.000	03/20/2019	0.682		$400	3	0	3	0
	MetLife, Inc.	1.000	09/20/2019	0.804		500	9	(6)	3	0
CBK	BP Capital Markets America, Inc.	1.000	12/20/2019	0.614	EUR	200	4	(1)	3	0
	Brazil Government International Bond	1.000	03/20/2017	0.756		$200	(2)	2	0	0
	Mexico Government International Bond	1.000	09/20/2016	0.364		100	1	(1)	0	0
	Mexico Government International Bond	1.000	12/20/2018	0.889		200	0	1	1	0
DUB	Brazil Government International Bond	1.000	03/20/2017	0.756		300	(3)	4	1	0
	MetLife, Inc.	1.000	03/20/2019	0.682		200	3	(1)	2	0
	Mexico Government International Bond	1.000	09/20/2016	0.364		100	0	0	0	0
FBF	BP Capital Markets America, Inc.	1.000	12/20/2019	0.614	EUR	100	2	(1)	1	0
GST	Brazil Government International Bond	1.000	12/20/2016	0.666		$200	(3)	3	0	0
	Mexico Government International Bond	1.000	09/20/2016	0.364		300	1	0	1	0
HUS	Brazil Government International Bond	1.000	12/20/2016	0.666		900	(15)	17	2	0
	Mexico Government International Bond	1.000	09/20/2016	0.364		100	1	(1)	0	0
JPM	Mexico Government International Bond	1.000	09/20/2016	0.364		100	1	(1)	0	0
	PSEG Power LLC	1.000	12/20/2018	0.639		200	1	1	2	0
MYC	BP Capital Markets America, Inc.	1.000	12/20/2019	0.614	EUR	300	7	(2)	5	0
	Mexico Government International Bond	1.000	12/20/2018	0.889		$200	0	1	1	0

							$23	$13	$36	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	$96	$0	$1	$1	$0
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	752	(5)	3	0	(2)

					$(5)	$4	$1	$(2)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	1.565%	06/07/2018	$2,500	$0	$(1)	$0	$(1)
MYC	Receive	3-Month USD-CPURNSA Index *	1.593	06/03/2018	4,500	0	(3)	0	(3)

						$0	$(4)	$0	$(4)

Total Swap Agreements						$18	$13	$37	$(6)

*	The underlying security has a forward starting effective date.

(k)	Securities with an aggregate market value of $350 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$278	$0	$278
Corporate Bonds & Notes
Banking & Finance	0	57,191	0	57,191
Industrials	0	14,734	0	14,734
Utilities	0	12,229	0	12,229
Municipal Bonds & Notes
California	0	1,200	0	1,200
Texas	0	64	0	64
U.S. Government Agencies	0	50,084	0	50,084
U.S. Treasury Obligations	0	53,779	0	53,779
Non-Agency Mortgage-Backed Securities	0	16,906	0	16,906
Asset-Backed Securities	0	22,885	0	22,885
Sovereign Issues	0	8,885	0	8,885
Short-Term Instruments
Commercial Paper	0	2,499	0	2,499
Repurchase Agreements	0	647	0	647
	$0	$241,381	$0	$241,381

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,111	$0	$0	$1,111

Total Investments	$1,111	$241,381	$0	$242,492

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	72	25	0	97
Over the counter	0	2,154	0	2,154
	$72	$2,179	$0	$2,251

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(28)	(26)	0	(54)
Over the counter	0	(2,020)	0	(2,020)

	$(28)	$(2,046)	$0	$(2,074)

Totals	$1,155	$241,514	$0	$242,669

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.8%
BANK LOAN OBLIGATIONS 0.4%
Community Health Systems, Inc.
3.924% due 12/31/2018		$3,321	$3,300
FCA US LLC
3.500% due 05/24/2017		2,004	2,006

Total Bank Loan Obligations (Cost $5,327)			5,306

CORPORATE BONDS & NOTES 28.4%
BANKING & FINANCE 20.9%
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		2,500	2,708
Ally Financial, Inc.
6.250% due 12/01/2017		4,099	4,304
American Express Credit Corp.
2.600% due 09/14/2020		6,600	6,821
American International Group, Inc.
3.750% due 07/10/2025		8,200	8,377
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	1,600	488
4.750% due 01/15/2018 ^		1,400	427
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)		2,200	2,427
Bank of America Corp.
0.956% due 08/15/2016		$900	900
2.650% due 04/01/2019		1,800	1,847
5.650% due 05/01/2018		2,900	3,109
5.700% due 01/24/2022		900	1,044
6.300% due 03/10/2026 (f)		1,700	1,804
6.400% due 08/28/2017		100	106
6.875% due 04/25/2018		3,500	3,823
8.680% due 05/02/2017		95	95
8.950% due 05/18/2017		95	95
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.068% due 03/10/2017		12,300	12,304
Barclays Bank PLC
7.625% due 11/21/2022		200	216
7.750% due 04/10/2023		3,300	3,411
10.179% due 06/12/2021		515	649
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	2,200	2,173
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$9,600	10,467
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	2,400	2,696
CIT Group, Inc.
5.250% due 03/15/2018		$24,900	25,716
Citigroup, Inc.
1.350% due 03/10/2017		700	701
1.598% due 07/25/2016		200	200
Cooperatieve Rabobank UA
2.500% due 01/19/2021		250	257
11.000% due 06/30/2019 (f)		12,600	15,073
Credit Suisse Group Funding Guernsey Ltd.
2.923% due 04/16/2021		4,700	4,742
3.125% due 12/10/2020		2,900	2,899
3.450% due 04/16/2021		3,000	3,030
3.800% due 09/15/2022		2,000	2,012
Deutsche Bank AG
2.538% due 05/10/2019		7,400	7,476
Eksportfinans ASA
5.500% due 06/26/2017		1,000	1,036
Ford Motor Credit Co. LLC
1.684% due 09/08/2017		200	201
1.724% due 12/06/2017		300	301
2.240% due 06/15/2018		1,700	1,718
2.551% due 10/05/2018		7,634	7,779
3.200% due 01/15/2021		2,400	2,475
8.000% due 12/15/2016		1,100	1,134
General Motors Financial Co., Inc.
3.200% due 07/13/2020		4,900	4,969
3.700% due 11/24/2020		500	514
6.750% due 06/01/2018		4,000	4,349
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		500	539

HCP, Inc.
4.000% due 12/01/2022		2,500	2,599
Hospitality Properties Trust
4.250% due 02/15/2021		2,500	2,608
HSBC Holdings PLC
3.400% due 03/08/2021		200	206
4.250% due 08/18/2025		200	202
5.100% due 04/05/2021		300	331
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		400	401
Industrial Bank of Korea
3.750% due 09/29/2016		500	504
International Lease Finance Corp.
3.875% due 04/15/2018		100	102
6.750% due 09/01/2016		4,450	4,474
7.125% due 09/01/2018		100	110
JPMorgan Chase & Co.
1.188% due 04/25/2018		500	499
2.153% due 03/01/2021		4,300	4,399
2.400% due 06/07/2021		5,200	5,275
2.550% due 03/01/2021		3,000	3,063
3.900% due 07/15/2025		2,200	2,380
4.350% due 08/15/2021		1,900	2,092
7.900% due 04/30/2018 (f)		3,400	3,472
JPMorgan Chase Bank N.A.
1.106% due 06/02/2017		250	250
Lloyds Bank PLC
1.408% due 08/17/2018		5,700	5,687
12.000% due 12/16/2024 (f)		10,600	14,482
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	2,200	2,775
MMcapS Funding Ltd.
0.930% due 12/26/2039		$526	379
Morgan Stanley
3.875% due 04/29/2024		100	107
3.875% due 01/27/2026		7,500	8,001
4.000% due 07/23/2025		100	107
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,900	2,107
Navient Corp.
8.780% due 09/15/2016	MXN	131,600	7,227
Nykredit Realkredit A/S
1.000% due 04/01/2017	DKK	19,700	2,971
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$800	783
7.250% due 12/15/2021		700	674
Piper Jaffray Cos.
5.060% due 10/09/2018		1,000	1,011
QBE Capital Funding Ltd.
7.250% due 05/24/2041		200	222
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	96,900	14,564
1.000% due 04/01/2017		34,100	5,139
2.000% due 04/01/2017		62,200	9,443
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (f)		$9,100	9,782
Santander Holdings USA, Inc.
2.700% due 05/24/2019		3,600	3,611
Santander UK Group Holdings PLC
2.875% due 10/16/2020		3,100	3,082
SL Green Realty Corp.
7.750% due 03/15/2020		700	819
Springleaf Finance Corp.
8.250% due 12/15/2020		1,700	1,708
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		3,600	3,755
Toronto-Dominion Bank
1.627% due 04/07/2021		200	201
UBS AG
1.523% due 06/01/2020		1,100	1,099
5.125% due 05/15/2024		5,800	5,923
7.250% due 02/22/2022		600	617
7.625% due 08/17/2022		250	284
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021		4,900	5,004
4.125% due 09/24/2025		100	104
Wells Fargo & Co.
1.095% due 04/22/2019		14,000	13,959
2.600% due 07/22/2020		100	103

			316,109

INDUSTRIALS 2.9%
AbbVie, Inc.
2.500% due 05/14/2020		100	102
3.600% due 05/14/2025		100	105

Actavis Funding SCS
2.350% due 03/12/2018		100	101
Altice Financing S.A.
7.500% due 05/15/2026		200	197
BRF S.A.
4.750% due 05/22/2024		200	200
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		14	16
Daimler Finance North America LLC
1.008% due 03/10/2017		10,100	10,100
1.317% due 08/01/2016		300	300
1.450% due 08/01/2016		3,800	3,802
Diamond 1 Finance Corp.
4.420% due 06/15/2021		2,100	2,161
5.450% due 06/15/2023		2,000	2,077
Dynegy, Inc.
6.750% due 11/01/2019		4,400	4,433
7.375% due 11/01/2022		2,200	2,134
7.625% due 11/01/2024		900	867
Ecopetrol S.A.
5.375% due 06/26/2026		100	98
Energy Transfer Partners LP
4.150% due 10/01/2020		900	914
4.750% due 01/15/2026		800	827
HCA, Inc.
3.750% due 03/15/2019		500	519
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,200	1,277
Kinder Morgan Energy Partners LP
4.250% due 09/01/2024		$3,100	3,145
6.850% due 02/15/2020		1,000	1,120
Kinder Morgan, Inc.
2.000% due 12/01/2017		1,000	995
Kraft Heinz Foods Co.
2.000% due 07/02/2018		150	152
Numericable SFR S.A.
7.375% due 05/01/2026		200	198
Oracle Corp.
2.650% due 07/15/2026 (a)		4,600	4,611
Prime Security Services Borrower LLC
9.250% due 05/15/2023		100	106
Regency Energy Partners LP
5.000% due 10/01/2022		2,500	2,569
UAL Pass-Through Trust
10.400% due 05/01/2018		20	20
Williams Partners LP
4.125% due 11/15/2020		700	694
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		100	100

			43,940

UTILITIES 4.6%
AT&T, Inc.
1.051% due 03/30/2017		7,700	7,705
1.561% due 06/30/2020		100	100
3.000% due 06/30/2022		100	103
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		17,000	17,201
Majapahit Holding BV
7.250% due 06/28/2017		8,200	8,662
Petrobras Global Finance BV
3.536% due 03/17/2020		100	88
6.750% due 01/27/2041		400	323
6.875% due 01/20/2040		2,650	2,165
Sprint Communications, Inc.
6.000% due 12/01/2016		6,000	6,052
8.375% due 08/15/2017		400	412
Verizon Communications, Inc.
2.406% due 09/14/2018		10,000	10,253
3.000% due 11/01/2021		1,000	1,050
3.650% due 09/14/2018		12,700	13,352
Williams Partners LP
4.875% due 05/15/2023		3,000	2,904

			70,370

Total Corporate Bonds & Notes (Cost $432,407)			430,419

MUNICIPAL BONDS & NOTES 1.0%
CALIFORNIA 0.6%
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		2,800	4,511

University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	3,400	4,662

		9,173

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	1,800	1,901
7.750% due 01/01/2042	100	102
Chicago, Illinois General Obligation Notes, Series 2015
5.383% due 01/01/2019	1,950	1,993
5.633% due 01/01/2020	800	825
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
3.269% due 01/01/2019	250	262

		5,083

NEW YORK 0.1%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	600	718

Total Municipal Bonds & Notes (Cost $14,451)		14,974

U.S. GOVERNMENT AGENCIES 15.7%
Fannie Mae
0.513% due 07/25/2037	575	564
0.875% due 12/20/2017	400	401
0.933% due 11/25/2040	811	813
1.003% due 06/25/2041	4,963	4,985
1.133% due 02/25/2041	223	225
1.610% due 10/01/2044	41	42
2.177% due 04/01/2027	2	2
2.279% due 03/01/2034	17	18
2.310% due 08/01/2022	200	208
2.336% due 05/01/2037	18	19
2.343% due 10/01/2037	27	29
2.440% due 09/01/2036	13	13
2.535% due 02/01/2035	28	29
2.630% due 06/01/2035	1,916	2,009
2.672% due 05/01/2038	3,561	3,767
2.710% due 11/01/2035	1	1
3.248% due 06/01/2036	21	23
4.000% due 03/01/2029 - 12/01/2031	5,608	6,074
4.500% due 08/01/2018 - 07/01/2042	2,089	2,262
5.000% due 01/01/2027 - 04/01/2039	2,321	2,575
5.500% due 02/01/2022 - 07/01/2041	13,179	14,887
5.520% due 05/01/2037	12	13
5.651% due 12/25/2042	157	181
5.874% due 02/01/2037	13	14
6.000% due 09/25/2016 - 10/01/2040	1,191	1,364
6.500% due 03/01/2017 - 06/25/2044	22,641	26,263
7.000% due 11/01/2017 - 09/01/2031	10	11
7.500% due 11/01/2027 - 07/25/2041	15	17
8.000% due 11/01/2019 - 08/01/2031	8	9
Fannie Mae, TBA
3.000% due 07/01/2046 - 08/01/2046	25,000	25,901
3.500% due 08/01/2046	15,000	15,807
4.000% due 07/01/2046 - 08/01/2046	64,000	68,551
4.500% due 08/01/2046	12,000	13,092
5.500% due 07/01/2046	1,000	1,124
Freddie Mac
0.672% due 02/15/2019	12	12
0.942% due 10/15/2040	1,338	1,339
1.000% due 06/29/2017 (j)	800	803
1.042% due 12/15/2037	407	408
3.052% due 05/01/2037	39	41
3.429% due 05/01/2035	41	44
4.500% due 11/01/2029 - 05/01/2036	5,562	6,076
5.000% due 10/01/2033 - 07/01/2041	224	250
5.500% due 06/01/2017 - 07/01/2038	664	746
6.000% due 07/01/2016 - 11/01/2037	243	280
6.500% due 12/01/2021 - 07/25/2043	52	63
7.000% due 04/01/2032 - 01/01/2033	27	31
8.400% due 08/15/2021	1	1
8.500% due 04/15/2025	71	82
Ginnie Mae
1.036% due 08/20/2065	4,065	4,012
1.042% due 02/16/2030	172	173
1.750% due 06/20/2032	2	2
1.875% due 07/20/2034	36	38
2.000% due 11/20/2025 - 03/20/2028	131	136
2.500% due 11/20/2017 - 11/20/2034	4	4
3.000% due 03/20/2020	1	1
3.500% due 12/20/2017 - 02/15/2045	3,321	3,529
5.500% due 01/15/2017 - 11/20/2032	8,496	9,573

5.750% due 08/20/2037	20	24
6.500% due 01/20/2034 - 08/20/2034	20	25
7.000% due 07/15/2031 - 12/15/2032	21	26
8.000% due 04/15/2017 - 11/15/2022	21	20
9.500% due 08/15/2021 - 12/15/2021	3	3
Small Business Administration
4.340% due 03/01/2024	13	14
4.727% due 02/10/2019	12,367	13,123
4.750% due 07/01/2025	3,558	3,865
5.130% due 09/01/2023	3	3
U.S. Department of Housing and Urban Development
5.290% due 08/01/2017	750	751

Total U.S. Government Agencies (Cost $229,433)		236,791

U.S. TREASURY OBLIGATIONS 33.8%
U.S. Treasury Bonds
2.500% due 02/15/2046 (h)	8,600	8,963
2.750% due 08/15/2042	12,600	13,898
2.750% due 11/15/2042	21,400	23,567
2.875% due 05/15/2043	14,000	15,757
2.875% due 08/15/2045	19,800	22,240
3.000% due 05/15/2042	12,100	13,992
3.000% due 11/15/2044	22,100	25,436
3.000% due 05/15/2045	4,750	5,466
3.125% due 02/15/2043	3,200	3,776
3.125% due 08/15/2044	7,450	8,777
3.375% due 05/15/2044	5,300	6,539
4.250% due 05/15/2039	2,400	3,357
4.375% due 11/15/2039	9,700	13,798
4.375% due 05/15/2040	3,300	4,700
4.625% due 02/15/2040	3,400	5,002
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 (j)	1,863	1,891
0.125% due 04/15/2019 (j)	1,838	1,877
0.125% due 01/15/2022 (j)	211	216
0.125% due 07/15/2022 (j)	4,473	4,579
0.250% due 01/15/2025	1,515	1,540
0.625% due 07/15/2021	27,703	29,193
0.625% due 01/15/2026	1,309	1,380
0.750% due 02/15/2042	1,482	1,490
0.750% due 02/15/2045	13,816	13,918
1.375% due 02/15/2044	1,950	2,260
1.750% due 01/15/2028	37,340	43,719
2.000% due 01/15/2026	87,986	103,648
2.375% due 01/15/2025	4,315	5,158
2.500% due 01/15/2029	22,953	29,130
3.625% due 04/15/2028	7,395	10,248
U.S. Treasury Notes
1.750% due 09/30/2022 (j)(l)	3,200	3,303
1.875% due 10/31/2022	5,600	5,821
2.000% due 08/31/2021 (j)(l)	800	838
2.000% due 07/31/2022	1,200	1,257
2.000% due 08/15/2025 (j)	900	942
2.125% due 05/15/2025	50	53
2.250% due 11/15/2024 (h)(j)	46,600	49,736
2.375% due 08/15/2024 (j)(l)	1,600	1,723
2.500% due 05/15/2024 (j)(l)	11,400	12,388
2.750% due 02/15/2024 (j)(l)	9,700	10,712

Total U.S. Treasury Obligations (Cost $483,392)		512,288

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
Adjustable Rate Mortgage Trust
2.999% due 10/25/2035 ^	89	80
American Home Mortgage Investment Trust
2.978% due 02/25/2045	612	613
Banc of America Funding Trust
0.688% due 05/20/2035	4,106	3,821
2.854% due 02/20/2036	406	398
2.926% due 05/25/2035	6,073	6,213
Banc of America Mortgage Trust
2.948% due 02/25/2034	101	97
5.500% due 07/25/2035	175	174
Bear Stearns Adjustable Rate Mortgage Trust
2.533% due 02/25/2033	9	8
2.797% due 04/25/2033	24	24
2.804% due 01/25/2035	78	76
2.924% due 03/25/2035	101	102
3.040% due 02/25/2034	71	70
3.090% due 03/25/2035	418	420
3.110% due 10/25/2036 ^	1,595	1,347
3.226% due 02/25/2033	26	25
3.311% due 07/25/2034	51	49
Bear Stearns ALT-A Trust
0.993% due 08/25/2035	3,938	3,746

2.384% due 10/25/2033		39	36
2.786% due 10/25/2035		3,951	3,556
2.902% due 09/25/2035		619	520
2.913% due 05/25/2035		1,717	1,656
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		75	77
Chase Mortgage Finance Trust
3.032% due 02/25/2037		329	325
Citicorp Mortgage Securities Trust
5.500% due 12/25/2036		618	636
Citigroup Commercial Mortgage Trust
1.722% due 07/15/2027		1,900	1,880
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035		3,057	3,049
2.886% due 03/25/2034		56	55
COBALT Commercial Mortgage Trust
5.223% due 08/15/2048		76	76
Countrywide Alternative Loan Trust
0.623% due 05/25/2047		712	590
0.628% due 02/20/2047 ^		3,766	2,381
0.723% due 08/25/2035		3,961	2,258
1.437% due 12/25/2035		74	58
Countrywide Commercial Mortgage Trust
6.275% due 11/12/2043		746	764
Countrywide Home Loan Mortgage Pass-Through Trust
0.743% due 04/25/2035		122	98
2.674% due 11/25/2034		749	710
2.784% due 03/25/2034		801	784
2.823% due 02/20/2035		1,052	1,051
5.000% due 08/25/2019		17	17
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		102	102
5.383% due 02/15/2040		810	817
6.268% due 02/15/2041		12,100	12,593
Credit Suisse First Boston Mortgage Securities Corp.
1.054% due 03/25/2032		18	17
Eurohome UK Mortgages PLC
0.722% due 06/15/2044	GBP	2,016	2,415
Eurosail PLC
0.724% due 03/13/2045		5,513	6,927
0.732% due 12/15/2044		313	397
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		$250	256
German Residential Funding Ltd.
0.742% due 11/27/2024	EUR	2,603	2,910
0.892% due 08/27/2024		3,507	3,927
1.342% due 08/27/2024		7,236	8,111
GSMSC Pass-Through Trust
5.500% due 10/26/2035		$1,013	835
GSR Mortgage Loan Trust
2.876% due 09/25/2035		1,450	1,459
2.978% due 09/25/2035		209	214
HarborView Mortgage Loan Trust
0.638% due 01/19/2038		5,882	4,919
IndyMac Adjustable Rate Mortgage Trust
1.842% due 01/25/2032		27	24
IndyMac Mortgage Loan Trust
0.703% due 02/25/2037		10,900	6,584
JPMorgan Chase Commercial Mortgage Securities Trust
2.962% due 10/05/2028		3,700	3,779
5.397% due 05/15/2045		224	223
5.420% due 01/15/2049		283	287
5.887% due 02/12/2049		58	60
JPMorgan Mortgage Trust
2.448% due 02/25/2034		45	45
Lehman XS Trust
0.603% due 07/25/2047 ^		653	646
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		156	164
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.302% due 08/15/2032		136	129
Merrill Lynch Mortgage Investors Trust
0.703% due 11/25/2035		91	86
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		400	407
5.810% due 06/12/2050		135	138
Morgan Stanley Capital Trust
5.610% due 04/15/2049		51	51
5.692% due 04/15/2049		4,400	4,484
Morgan Stanley Mortgage Loan Trust
2.546% due 06/25/2036		192	186
Morgan Stanley Re-REMIC Trust
6.245% due 08/15/2045		12,317	12,568
MortgageIT Trust
0.733% due 10/25/2035		1,266	1,162

Nomura Resecuritization Trust
0.646% due 12/26/2035		4,645	4,232
Prime Mortgage Trust
0.853% due 02/25/2034		98	92
Residential Funding Mortgage Securities, Inc. Trust
3.154% due 09/25/2035 ^		360	276
3.246% due 09/25/2035		1,276	1,112
ResLoC UK PLC
0.732% due 12/15/2043	GBP	1,641	1,922
RFTI Issuer Ltd.
2.192% due 08/15/2030		$3,100	3,097
Structured Adjustable Rate Mortgage Loan Trust
2.791% due 07/25/2034		230	230
Structured Asset Mortgage Investments Trust
0.643% due 09/25/2047		3,964	3,136
0.653% due 08/25/2036		491	434
0.698% due 07/19/2035		1,050	1,020
1.288% due 10/19/2033		45	40
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.688% due 02/25/2032		12	12
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		247	250
5.749% due 07/15/2045		631	630
WaMu Mortgage Pass-Through Certificates Trust
0.743% due 10/25/2045		448	417
1.220% due 12/25/2046		105	89
1.637% due 11/25/2042		110	101
2.248% due 12/25/2036		2,680	2,288
Wells Fargo Mortgage-Backed Securities Trust
2.757% due 11/25/2034		2,613	2,606
2.841% due 01/25/2035		1,967	1,982
2.855% due 03/25/2036		1,296	1,273
2.896% due 06/25/2035		120	123
2.938% due 03/25/2035		242	242
2.989% due 07/25/2036 ^		2,290	2,198

Total Non-Agency Mortgage-Backed Securities (Cost $136,299)			142,564

ASSET-BACKED SECURITIES 7.6%
ACAS CLO Ltd.
1.988% due 10/25/2025		1,000	990
ACE Securities Corp. Home Equity Loan Trust
1.188% due 08/25/2035		3,285	3,256
ALESCO Preferred Funding Ltd.
0.972% due 12/23/2036		1,253	890
0.982% due 09/23/2036		1,886	1,283
1.392% due 09/23/2038		1,166	874
ARES CLO Ltd.
1.921% due 10/12/2023		3,400	3,391
Bayview Financial Acquisition Trust
5.660% due 12/28/2036		17	17
Bosphorus CLO
0.894% due 11/10/2023	EUR	2,019	2,239
1.430% due 10/15/2025		5,700	6,326
Carlyle Global Market Strategies CLO Ltd.
1.748% due 07/15/2025		$500	495
Centex Home Equity Loan Trust
4.670% due 09/25/2034		51	52
Chapel BV
0.109% due 07/17/2066	EUR	4,445	4,560
Citigroup Mortgage Loan Trust, Inc.
0.613% due 12/25/2036		$632	408
1.073% due 12/25/2035		7,044	6,683
Countrywide Asset-Backed Certificates
0.593% due 06/25/2035		615	446
0.853% due 06/25/2036		8,500	6,266
Countrywide Asset-Backed Certificates Trust
1.123% due 08/25/2035		500	455
Dell Equipment Finance Trust
0.530% due 10/24/2016		414	414
1.348% due 12/22/2017		2,700	2,701
Fremont Home Loan Trust
0.723% due 02/25/2036		1,000	662
1.243% due 12/25/2029		59	51
GoldenTree Loan Opportunities Ltd.
1.788% due 04/25/2025		500	495
GSAMP Trust
0.843% due 01/25/2036		6,000	5,047
2.103% due 10/25/2034		121	113
Hillmark Funding Ltd.
0.904% due 05/21/2021		2,336	2,307
Home Equity Loan Trust
0.583% due 04/25/2037		224	219
JPMorgan Mortgage Acquisition Trust
0.693% due 05/25/2036		280	267
0.713% due 05/25/2037		11,500	9,289

Long Beach Mortgage Loan Trust
0.608% due 08/25/2036		7,137	3,813
Madison Park Funding Ltd.
2.004% due 01/20/2025		1,000	997
Malin CLO BV
0.015% due 05/07/2023	EUR	2,073	2,274
MASTR Specialized Loan Trust
0.713% due 02/25/2036		$911	794
0.713% due 06/25/2046		848	713
0.823% due 01/25/2037		396	222
Morgan Stanley ABS Capital, Inc. Trust
1.383% due 11/25/2034		4,354	3,997
Morgan Stanley Capital, Inc. Trust
0.633% due 03/25/2036		153	129
Navient Private Education Loan Trust
1.942% due 01/16/2035		4,626	4,640
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035		2,072	2,069
Panther CDO BV
0.148% due 10/15/2084	EUR	1,753	1,906
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.253% due 12/25/2034		$1,352	1,145
Penta CLO S.A.
0.067% due 06/04/2024	EUR	823	908
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		$960	472
5.812% due 11/25/2036		5,143	2,941
Residential Asset Mortgage Products Trust
0.666% due 12/25/2035		971	741
0.813% due 02/25/2036		1,000	699
SLM Private Education Loan Trust
1.192% due 10/16/2023		562	561
1.542% due 08/15/2023		279	279
Soundview Home Loan Trust
1.128% due 06/25/2035		1,860	1,700
SpringCastle America Funding LLC
2.700% due 05/25/2023		5,861	5,883
Structured Asset Investment Loan Trust
1.353% due 05/25/2035		2,500	2,100
Structured Asset Securities Corp. Mortgage Loan Trust
0.663% due 02/25/2037		3,900	3,275
1.123% due 11/25/2035		500	375
Tralee CLO Ltd.
1.984% due 07/20/2026		900	888
Tropic CDO Ltd.
1.058% due 04/15/2035		2,328	1,560
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		2,411	2,433
VOLT LLC
4.250% due 03/26/2046		3,413	3,421
Wells Fargo Home Equity Asset-Backed Securities Trust
0.703% due 07/25/2036		4,498	4,295

Total Asset-Backed Securities (Cost $114,953)			115,426

SOVEREIGN ISSUES 8.8%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,100	1,238
6.500% due 06/10/2019		$300	318
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017 (d)	BRL	5,800	1,691
Hydro-Quebec
1.000% due 09/29/2049 (f)		$1,300	924
Italy Buoni Poliennali Del Tesoro
5.000% due 03/01/2025	EUR	3,600	5,262
Province of Ontario
1.100% due 10/25/2017		$800	803
1.650% due 09/27/2019		12,000	12,168
2.000% due 01/30/2019		25,000	25,591
3.000% due 07/16/2018		25,000	26,020
3.150% due 06/02/2022	CAD	3,100	2,640
4.000% due 06/02/2021		2,000	1,753
4.400% due 06/02/2019		50,800	43,176
5.500% due 06/02/2018		300	253
Province of Quebec
3.500% due 07/29/2020		$600	651
3.500% due 12/01/2022	CAD	600	521
4.250% due 12/01/2021		10,600	9,457
4.500% due 12/01/2020		900	796
5.125% due 11/14/2016		$25	25

Republic of Greece Government International Bond
4.500% due 11/08/2016	JPY	30,000	285

Total Sovereign Issues (Cost $141,277)			133,572

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)		4,000	4,751

Total Preferred Securities (Cost $4,120)			4,751

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.4%
COMMERCIAL PAPER 3.3%
AutoNation, Inc.
1.320% due 07/20/2016		$5,500	5,497
BAT International Finance PLC
0.842% due 07/20/2016		6,000	5,997
Electricite de France S.A.
0.975% due 08/23/2016		4,000	3,995
EMC Corp. MASS
0.781% due 07/13/2016		7,600	7,599
Entergy Corp.
1.219% due 08/16/2016		7,200	7,192
HP, Inc.
0.822% due 07/07/2016		3,000	3,000
Sempra Energy Holdings
1.036% due 08/18/2016		7,600	7,592
Wyndham Worldwide
1.086% due 07/18/2016		3,500	3,498
1.096% due 07/14/2016		5,000	4,998

			49,368

REPURCHASE AGREEMENTS (g) 0.1%			959

U.S. TREASURY BILLS 0.0%
0.283% due 07/21/2016 - 12/08/2016 (c)(d)(l)		530	530

Total Short-Term Instruments (Cost $50,849)			50,857

Total Investments in Securities (Cost $1,612,508)			1,646,948

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		12,825	127

Total Short-Term Instruments (Cost $127)			127

Total Investments in Affiliates (Cost $127)			127

Total Investments 108.8% (Cost $1,612,635)			$1,647,075
Financial Derivative Instruments (i)(k) 0.3% (Cost or Premiums, net $(2,928))			3,613
Other Assets and Liabilities, net (9.1)%			(136,929)

Net Assets 100.0%			$1,513,759

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$959	U.S. Treasury Notes 1.000% due 05/15/2018	$(983)	$959	$959

Total Repurchase Agreements						$(983)	$959	$959

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.320%	06/06/2016	07/06/2016	$(3,404)	$(3,405)

Total Reverse Repurchase Agreements					$(3,405)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.590%	06/06/2016	07/06/2016	$(15,117)	$(15,124)

Total Sale-Buyback Transactions					$(15,124)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(12,417) at a weighted average interest rate of 0.469%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	07/01/2046	$32,000	$(32,915)	$(33,210)

Total Short Sales				$(32,915)	$(33,210)

(h)	Securities with an aggregate market value of $18,913 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$107.500	08/26/2016	78	$1	$0
Put - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/26/2016	377	3	0

				$4	$0

Total Purchased Options				$4	$0

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$132.000	07/22/2016	246	$(73)	$(60)

Total Written Options				$(73)	$(60)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	240	$(223)	$0	$(12)
90-Day Eurodollar December Futures	Short	12/2018	735	(935)	0	(9)
90-Day Eurodollar June Futures	Short	06/2018	425	(616)	0	(16)
90-Day Eurodollar March Futures	Short	03/2017	101	(49)	0	(5)
90-Day Eurodollar March Futures	Short	03/2018	420	(924)	0	(16)
90-Day Eurodollar September Futures	Short	09/2017	210	(184)	0	(10)
90-Day Eurodollar September Futures	Short	09/2018	753	(860)	0	(19)
Canada Government 10-Year Bond September Futures	Short	09/2016	163	(447)	37	(59)
Euro-BTP Italy Government Bond September Futures	Long	09/2016	403	548	415	0
Euro-Bund 10-Year Bond September Futures	Short	09/2016	24	(96)	0	(7)
U.S. Treasury 5-Year Note September Futures	Long	09/2016	4,507	9,048	352	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	1,795	4,494	0	(140)
U.S. Treasury 30-Year Bond September Futures	Long	09/2016	198	1,239	0	(130)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	645	(400)	21	(54)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	856	(669)	28	(85)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	76	(52)	0	(8)
United Kingdom Long Gilt September Futures	Short	09/2016	18	(145)	0	(12)

Total Futures Contracts				$9,729	$853	$(582)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.700%	12/19/2024	CAD	14,700	$(1,454)	$(696)	$0	$(12)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		$34,700	(1,377)	(604)	0	(11)
Receive	3-Month USD-LIBOR	2.000	06/15/2021		62,200	(3,098)	(1,008)	4	(2)
Receive	3-Month USD-LIBOR *	1.450	06/28/2021		47,500	(158)	(72)	21	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		87,800	(6,333)	(6,862)	47	0
Receive	3-Month USD-LIBOR	2.350	08/05/2025		19,600	(1,890)	(1,333)	35	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		12,200	(1,292)	(1,450)	22	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		29,700	(2,478)	(2,409)	58	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		143,800	(30,361)	(24,596)	1,596	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		8,100	(1,258)	(1,054)	89	0
Receive	6-Month GBP-LIBOR	1.500	12/16/2017	GBP	29,900	(564)	(96)	0	(22)
Receive	6-Month GBP-LIBOR *	1.250	09/21/2018		13,300	(266)	(71)	0	(16)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		68,500	(916)	(758)	0	(83)
Receive	6-Month GBP-LIBOR *	0.750	12/21/2018		19,700	(139)	(118)	0	(23)
Pay	28-Day MXN-TIIE	4.060	08/24/2016	MXN	1,627,200	(36)	(383)	0	(8)
Pay	28-Day MXN-TIIE *	6.320	11/12/2019		30,200	23	7	2	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		509,300	367	(297)	77	0
Pay	28-Day MXN-TIIE	6.040	09/21/2021		26,200	34	(6)	4	0
Pay	28-Day MXN-TIIE	6.000	06/07/2022		36,300	37	2	8	0

						$(51,159)	$(41,804)	$1,963	$(177)

Total Swap Agreements						$(51,159)	$(41,804)	$1,963	$(177)

*	This security has a forward starting effective date.
(1)	Unsettled variation margin asset of $123 for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $30,831 and cash of $6,796 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	08/2016	KRW	1,003,041		$842	$0	$(27)
	08/2016		$1,379	MYR	5,660	40	0
BOA	07/2016	CAD	77,916		$59,796	0	(513)
	07/2016	GBP	12,176		17,853	1,644	0
	07/2016		$19,259	GBP	14,475	11	0
	08/2016	GBP	14,475		$19,264	0	(10)
	08/2016		$179	KRW	212,115	5	0
	01/2017	DKK	97,869		$14,983	274	0
BPS	07/2016	BRL	6,047		1,774	0	(108)
	07/2016	DKK	19,935		2,985	11	0
	07/2016		$1,884	BRL	6,047	0	(1)
	08/2016	AUD	1,278		$944	0	(8)
	08/2016	EUR	2,578		2,845	0	(20)
	08/2016	TWD	51,672		1,600	0	(6)
	08/2016		$1,761	BRL	6,047	105	0
	08/2016		1,253	MXN	23,555	29	0
	09/2016	CNH	26,359		$4,000	59	(3)
	10/2016		6,810		1,002	0	(16)
	10/2016		$213	CNH	1,449	3	0
	12/2016		996		6,810	18	0
	01/2018	BRL	281		$82	6	0
BRC	08/2016	KRW	455,830		389	0	(6)
	08/2016	MYR	4,585		1,108	0	(41)
	08/2016	TWD	4,220		129	0	(2)
	08/2016		$6,891	AUD	9,350	73	0
	08/2016		152	INR	10,259	0	(1)
	08/2016		176	MXN	3,288	3	0
CBK	07/2016	CAD	390		$299	0	(2)
	07/2016	GBP	964		1,366	83	0
	08/2016	AUD	5,635		4,177	0	(20)
	08/2016	EUR	458		515	6	0
	08/2016	KRW	2,255,998		1,895	0	(60)
	08/2016	MXN	78,990		4,221	0	(79)
	08/2016	SGD	30,508		22,419	0	(219)
	08/2016	THB	6,693		190	0	0
	08/2016		$13,248	AUD	17,721	17	(67)
	08/2016		5,245	EUR	4,670	0	(56)
	08/2016		49,955	JPY	5,241,300	859	0
	08/2016		1,425	KRW	1,679,505	31	0
	08/2016		1,122	MXN	20,837	13	(1)
	08/2016		6,561	SGD	8,940	73	0
	09/2016		3,663	CNH	24,971	72	0
	10/2016	BRL	32,700		$7,908	0	(1,996)
DUB	08/2016		$615	KRW	724,101	13	0
	12/2016		1,269	CNH	8,638	19	0
	01/2017	BRL	70,300		$16,152	0	(4,582)
	01/2017		$14,814	BRL	64,500	4,210	0
GLM	08/2016	AUD	5,469		$4,035	0	(38)
	08/2016	EUR	8,694		9,932	271	0
	08/2016	JPY	694,000		6,412	4	(320)
	08/2016	KRW	19,892,708		17,164	0	(79)
	08/2016		$5,062	EUR	4,459	0	(107)
	08/2016		10,267	JPY	1,122,700	618	0
	08/2016		2,039	KRW	2,405,612	46	0
	08/2016		7,942	RUB	532,532	287	0
	09/2016		3,510	CNH	23,808	51	0
	10/2016	CNH	23,808		$3,505	0	(54)
	10/2016		$6,878	CNH	47,034	152	0
	12/2016		3,165		21,509	40	0
HUS	08/2016	JPY	5,378,333		$49,816	0	(2,327)
	08/2016		$427	KRW	506,193	12	0
	12/2016	CNH	28,319		$4,262	42	0
JPM	07/2016	BRL	6,047		1,884	1	0
	07/2016	CAD	398		307	0	(1)
	07/2016	DKK	19,945		3,055	78	0
	07/2016	GBP	15,802		22,418	1,407	(26)
	07/2016	ILS	428		113	2	0
	07/2016		$1,661	BRL	6,047	221	0
	07/2016		1,547	CAD	2,024	19	0
	07/2016		16,055	GBP	11,230	0	(1,105)
	07/2016		9,369	RUB	603,660	45	0
	08/2016	AUD	12,368		$8,926	0	(285)
	08/2016	EUR	5,543		6,206	46	0
	08/2016	JPY	709,000		6,440	0	(433)
	08/2016	KRW	5,012,078		4,286	0	(59)
	08/2016	MXN	179,191		9,894	141	0
	08/2016	SGD	2,986		2,164	0	(52)
	08/2016	TWD	136,146		4,172	0	(62)
	08/2016		$8,687	AUD	11,684	15	0
	08/2016		20,538	EUR	18,315	0	(185)
	08/2016		5,926	GBP	4,408	0	(57)
	08/2016		2,862	JPY	310,300	146	0
	08/2016		995	KRW	1,174,697	23	0
	08/2016		563	MXN	10,487	8	0
	08/2016		801	MYR	3,306	28	0
	09/2016	RUB	603,660		$9,223	0	(41)
	09/2016		$3,640	CNH	24,752	62	0
	10/2016	CNH	14,920		$2,282	52	0
	12/2016		$3,085	CNH	21,201	75	0
	01/2018		82	BRL	281	0	(5)
MSB	10/2016		7,795		32,700	2,108	0
	12/2016	CNH	29,839		$4,485	38	0
NAB	07/2016	EUR	9,912		13,447	2,437	0
RBC	08/2016	KRW	757,648		650	0	(7)
SCX	08/2016		2,194,667		1,878	0	(24)
	08/2016		$2,985	CNH	19,592	0	(51)
	08/2016		2,186	KRW	2,580,453	51	0
	08/2016		1,654	MYR	6,835	59	0
	08/2016		1,613	TWD	52,148	9	0
	09/2016	CNH	87,314		$13,229	170	0
	09/2016		$5,586	CNH	38,030	104	0
	10/2016		1,380		9,224	0	(2)
SOG	07/2016		58,415	CAD	76,290	635	0
	08/2016	CAD	76,290		$58,421	0	(636)
	08/2016	KRW	4,689,662		4,019	0	(46)
	08/2016		$910	KRW	1,071,115	18	0
	08/2016		827	MYR	3,393	23	0
	08/2016		380	TWD	12,308	3	0
UAG	07/2016	RUB	603,660		$8,943	0	(471)
	07/2016		$6,009	GBP	4,184	0	(439)
	08/2016	EUR	44,041		$49,533	643	(52)
	08/2016	MYR	22,585		5,546	0	(115)
	08/2016		$20,771	EUR	18,719	31	0
	09/2016		309	CNH	2,112	7	0
	10/2016	CNH	32,114		$4,893	93	0
	04/2017	DKK	77,568		11,789	85	0

Total Forward Foreign Currency Contracts						$18,083	$(14,923)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	07/05/2016	$193,400	$72	$0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016	1,400	11	11
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	124,300	40	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	306,600	112	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	2,500	245	72
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	17,900	254	406
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/01/2016	44,500	15	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016	16,000	135	124
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	8,000	789	244
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	41,700	15	0

							$1,688	$857

Total Purchased Options							$1,688	$857

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC AUD versus USD		$0.750	07/06/2016	AUD	3,900	$(16)	$(10)
BOA	Call - OTC GBP versus USD		1.383	08/09/2016	GBP	2,200	(20)	(16)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$300	(17)	(6)
BPS	Call - OTC GBP versus USD		$1.378	07/27/2016	GBP	5,300	(44)	(30)
	Call - OTC USD versus KRW	KRW	1,209.000	09/29/2016		$3,500	(29)	(30)
BRC	Put - OTC AUD versus USD		$0.709	07/01/2016	AUD	3,400	(20)	0
CBK	Call - OTC AUD versus USD		0.751	07/13/2016		5,600	(30)	(23)
DUB	Put - OTC USD versus KRW	KRW	1,150.000	07/27/2016		$5,300	(22)	(56)
	Call - OTC USD versus KRW		1,217.000	07/27/2016		5,300	(26)	(6)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		4,100	(218)	(48)
	Put - OTC USD versus MXN	MXN	18.300	08/09/2016		3,700	(29)	(65)
	Call - OTC USD versus MXN		19.800	08/09/2016		3,700	(25)	(11)
GLM	Call - OTC EUR versus USD		$1.133	07/01/2016	EUR	5,900	(30)	0
	Call - OTC USD versus JPY	JPY	105.000	08/08/2016		$5,400	(40)	(52)
	Put - OTC USD versus KRW	KRW	1,150.000	07/15/2016		3,600	(27)	(27)
	Put - OTC USD versus MXN	MXN	18.370	07/27/2016		1,800	(10)	(32)
	Put - OTC USD versus MXN		18.500	07/27/2016		3,000	(20)	(65)
	Call - OTC USD versus MXN		19.650	07/27/2016		1,800	(9)	(3)
	Call - OTC USD versus MXN		20.000	07/27/2016		3,000	(22)	(3)
HUS	Put - OTC AUD versus USD		$0.728	08/10/2016	AUD	5,700	(32)	(31)
	Call - OTC USD versus RUB	RUB	87.000	12/08/2016		$3,500	(150)	(20)
JPM	Put - OTC USD versus KRW	KRW	1,142.500	07/14/2016		7,600	(57)	(34)
	Put - OTC USD versus KRW		1,153.000	08/10/2016		12,100	(78)	(177)
	Call - OTC USD versus KRW		1,222.000	08/10/2016		12,100	(61)	(26)
SCX	Put - OTC USD versus KRW		1,138.000	08/12/2016		3,300	(20)	(29)
	Call - OTC USD versus KRW		1,196.000	08/12/2016		3,300	(19)	(16)
SOG	Put - OTC USD versus KRW		1,133.000	07/11/2016		5,000	(32)	(8)
	Put - OTC USD versus KRW		1,159.000	07/29/2016		4,800	(30)	(73)
	Put - OTC USD versus KRW		1,149.000	08/02/2016		3,900	(24)	(44)
	Call - OTC USD versus KRW		1,207.000	08/02/2016		3,900	(17)	(9)
	Put - OTC USD versus KRW		1,139.000	08/05/2016		1,200	(6)	(10)
	Call - OTC USD versus KRW		1,197.000	08/05/2016		1,200	(6)	(4)
UAG	Call - OTC AUD versus USD		$0.773	07/01/2016	AUD	3,400	(17)	0
	Call - OTC EUR versus USD		1.128	08/08/2016	EUR	9,600	(65)	(66)
WST	Call - OTC AUD versus USD		0.752	07/15/2016	AUD	7,000	(47)	(29)

							$(1,315)	$(1,059)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016	$2,800	$(12)	$(11)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	11,200	(250)	(41)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	17,900	(93)	(139)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	17,900	(162)	(258)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016	32,000	(136)	(122)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	35,200	(785)	(128)

							$(1,438)	$(699)

Total Written Options							$(2,753)	$(1,758)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Volkswagen International Finance NV	1.000%	12/20/2016	0.339%	EUR	1,100	$(14)	$18	$4	$0
BRC	Brazil Government International Bond	1.000	12/20/2016	0.666		$6,300	(80)	92	12	0
CBK	Mexico Government International Bond	1.000	12/20/2019	1.142		5,100	30	(53)	0	(23)
	Mexico Government International Bond	1.000	09/20/2020	1.333		3,400	(80)	35	0	(45)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	2,700	(25)	36	11	0
DUB	Brazil Government International Bond	1.000	12/20/2016	0.666		$1,700	(22)	25	3	0
FBF	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.008		300	(1)	1	0	0
GST	Volkswagen International Finance NV	1.000	12/20/2017	0.561	EUR	3,400	(71)	97	26	0
HUS	Mexico Government International Bond	1.000	09/20/2020	1.333		$4,100	(74)	19	0	(55)
JPM	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.008		11,600	(17)	16	0	(1)
MYC	Anadarko Petroleum Corp.	1.000	12/20/2020	2.287		1,200	(164)	100	0	(64)

							$(518)	$386	$56	$(188)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$1,400	$(43)	$8	$0	$(35)
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	193	0	2	2	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	579	0	4	4	0
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	9,800	(648)	287	0	(361)
MYC	CMBX.NA.AAA.7 Index	0.500	01/17/2047	1,600	(50)	9	0	(41)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	7,200	(535)	270	0	(265)

					$(1,276)	$580	$6	$(702)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
FBF	Pay	28-Day MXN-TIIE	6.338%	11/12/2019	MXN	19,200	$0	$14	$14	$0

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GLM	Pay	USD versus BRL 1-Year ATM Implied Volatility	22.450%	07/13/2016	$1,100	$0	$48	$48	$0

Total Swap Agreements						$(1,794)	$1,028	$124	$(890)

(l)	Securities with an aggregate market value of $4,517 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,306	$0	$5,306
Corporate Bonds & Notes
Banking & Finance	0	316,109	0	316,109
Industrials	0	43,940	0	43,940
Utilities	0	70,370	0	70,370
Municipal Bonds & Notes
California	0	9,173	0	9,173
Illinois	0	5,083	0	5,083
New York	0	718	0	718
U.S. Government Agencies	0	236,791	0	236,791
U.S. Treasury Obligations	0	512,288	0	512,288
Non-Agency Mortgage-Backed Securities	0	142,564	0	142,564
Asset-Backed Securities	0	115,426	0	115,426
Sovereign Issues	0	133,572	0	133,572
Preferred Securities
Banking & Finance	0	4,751	0	4,751
Short-Term Instruments
Commercial Paper	0	49,368	0	49,368
Repurchase Agreements	0	959	0	959
U.S. Treasury Bills	0	530	0	530
	$0	$1,646,948	$0	$1,646,948

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$127	$0	$0	$127

Total Investments	$127	$1,646,948	$0	$1,647,075

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(33,210)	$0	$(33,210)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	853	1,963	0	2,816
Over the counter	0	19,064	0	19,064
	$853	$21,027	$0	$21,880

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(582)	(237)	0	(819)
Over the counter	0	(17,571)	0	(17,571)

	$(582)	$(17,808)	$0	$(18,390)

Totals	$398	$1,616,957	$0	$1,617,355

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Fund

June 30, 2016 (Unaudited)

MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.6%
SHORT-TERM INSTRUMENTS 107.6%
REPURCHASE AGREEMENTS 107.5%	$638,200

TREASURY REPURCHASE AGREEMENTS 0.1%	721

Total Short-Term Instruments (Cost $638,921)	638,921

Total Investments in Securities (Cost $638,921)	638,921

Total Investments 107.6% (Cost $638,921)	$638,921
Other Assets and Liabilities, net (7.6)%	(45,379)

Net Assets 100.0%	$593,542

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
FAR	0.850%	06/30/2016	07/01/2016	$224,000	Freddie Mac 3.500% due 09/01/2045	$(234,174)	$224,000	$224,005
Treasury Repurchase Agreements
FAR	0.800	06/30/2016	07/01/2016	51,700	U.S. Treasury Notes 1.375% due 10/31/2020	(52,783)	51,700	51,701
RDR	0.080	06/30/2016	07/01/2016	260,800	U.S. Treasury Notes 2.500% due 08/15/2023	(266,579)	260,800	260,801
SGY	0.680	06/30/2016	07/01/2016	101,700	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2017	(103,224)	101,700	101,702
SSB	0.010	06/30/2016	07/01/2016	721	U.S. Treasury Notes 1.000% due 05/15/2018	(736)	721	721

Total Repurchase Agreements						$(657,496)	$638,921	$638,930

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$638,200	$0	$638,200
Treasury Repurchase Agreements	0	721	0	721

Total Investments	$0	$638,921	$0	$638,921

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Opportunities Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 161.0%
CORPORATE BONDS & NOTES 1.6%
BANKING & FINANCE 1.6%
PHH Corp.
7.375% due 09/01/2019		$5,000	$4,963
Preferred Term Securities Ltd.
0.953% due 03/22/2037		453	317
0.953% due 09/22/2037		4,918	3,590
1.003% due 03/22/2038		2,343	1,781
1.033% due 09/23/2035		1,235	1,000
1.233% due 03/23/2035		4,000	2,240
SLM Student Loan Trust
0.287% due 12/15/2033	EUR	2,009	1,921
0.319% due 07/25/2039		880	809
1.124% due 03/15/2038	GBP	3,712	4,096
Ventas Realty LP
4.125% due 01/15/2026		$11,400	12,281

Total Corporate Bonds & Notes (Cost $32,095)			32,998

U.S. GOVERNMENT AGENCIES 74.4%
Fannie Mae
0.000% due 01/25/2033 - 07/25/2043 (b)(e)		1,470	1,323
0.180% due 01/25/2018 (a)		105,645	65
1.004% due 09/25/2022 (a)		131,928	5,465
1.053% due 02/25/2024		13	13
1.500% due 03/25/2042		2,274	1,867
1.750% due 07/25/2044 (a)		5,536	326
1.768% due 07/25/2052 (a)		5,895	404
1.803% due 04/25/2055 (a)		8,688	541
1.828% due 03/25/2045 (a)		5,377	385
1.837% due 09/25/2045 (a)		5,141	334
1.859% due 07/25/2045 (a)		13,547	965
1.897% due 08/25/2055 (a)		5,470	366
1.899% due 08/25/2054 (a)		2,394	170
1.937% due 10/25/2045 (a)		7,403	466
2.000% due 12/25/2042		78	56
2.301% due 12/01/2034		699	735
2.500% due 06/25/2022		1	1
2.500% due 12/25/2027 - 02/25/2028 (a)		10,676	871
2.579% due 06/01/2035		188	199
2.651% due 01/01/2035		709	747
2.934% due 12/01/2035 (g)		3,569	3,760
2.990% due 09/01/2025		6,990	7,453
3.000% due 09/25/2022 - 10/25/2044		35,866	36,410
3.000% due 03/25/2033 - 04/25/2046 (a)		107,256	12,127
3.000% due 08/20/2046 (c)		15,449	1,785
3.100% due 01/01/2026		800	864
3.330% due 07/01/2022		1,894	2,069
3.350% due 08/25/2043		75	80
3.440% due 02/01/2032		12,800	14,274
3.490% due 07/01/2026		4,230	4,690
3.500% due 08/25/2034 - 11/25/2045 (a)		20,250	2,395
3.500% due 12/01/2039 - 07/01/2045 (g)		15,028	15,871
3.500% due 03/01/2040 - 11/25/2045		18,147	19,340
3.543% due 05/25/2042		63	66
3.600% due 08/01/2023		454	502
3.690% due 08/01/2023		3,675	4,081
3.750% due 05/25/2033		38	41
3.765% due 12/01/2025		4,500	5,078
4.000% due 02/25/2024 - 07/25/2044 (a)		20,549	2,981
4.000% due 06/01/2033 - 06/01/2043		10,235	11,266
4.000% due 12/01/2040 - 06/01/2043 (g)		17,573	19,272
4.453% due 05/25/2025		180	178
4.500% due 05/25/2025 (a)		4,976	208
4.500% due 04/01/2031 - 01/01/2042		9,698	10,702
4.500% due 05/01/2040 - 07/01/2042 (g)		7,376	8,179
5.000% due 04/25/2033 - 07/25/2040		280	323
5.147% due 06/25/2044 - 03/25/2045 (a)		101,735	17,722
5.465% due 03/25/2043		1,974	2,009
5.497% due 10/25/2043 (a)		41,642	10,587
5.500% due 02/25/2029 - 01/25/2032 (a)		504	88
5.500% due 07/25/2034 - 06/25/2036		3,386	4,006
5.647% due 06/25/2037 (a)		907	150
5.667% due 01/25/2043 (a)		33,813	7,826
5.697% due 05/25/2042 - 08/25/2042 (a)		3,162	626

5.747% due 06/25/2040 (a)	7,591	1,040
5.797% due 03/25/2024 - 02/25/2043 (a)	65,762	13,755
6.000% due 02/25/2033 (a)	420	87
6.000% due 02/25/2034	148	189
6.197% due 08/25/2018 - 04/25/2037 (a)	29,985	3,141
6.217% due 01/25/2018 (a)	15,390	647
6.247% due 08/25/2040 (a)	2,601	317
6.297% due 09/25/2039 (a)	269	54
6.300% due 06/25/2031	52	54
6.347% due 11/25/2036 (a)	3,484	787
6.500% due 03/01/2017	29	30
6.638% due 05/25/2042	19	19
6.858% due 08/25/2033	974	1,131
7.000% due 12/25/2023 - 03/25/2049	85	104
7.076% due 10/25/2043	7,826	8,853
8.268% due 10/25/2045	4,387	4,505
8.276% due 11/25/2042 - 05/25/2043	2,513	2,588
8.647% due 07/25/2033	1,959	2,424
8.787% due 10/25/2041	2,017	2,372
8.887% due 11/25/2041	5,235	6,082
9.193% due 06/25/2043	9,935	10,947
10.516% due 08/25/2043	2,722	3,158
11.753% due 03/25/2040	533	693
14.187% due 05/25/2043	1,515	1,761
16.628% due 09/25/2024	27	34
18.518% due 09/25/2023	7	10
23.707% due 12/25/2036	205	307
Fannie Mae, TBA
2.500% due 07/01/2031 - 08/01/2031	120,000	124,041
3.000% due 07/01/2031 - 07/01/2046	10,400	10,826
3.500% due 07/01/2031 - 08/01/2046	744,200	785,383
4.000% due 08/01/2046	4,500	4,820
4.500% due 07/01/2046	14,000	15,283
5.000% due 07/01/2046	4,000	4,444
6.000% due 07/01/2046	2,000	2,288
Freddie Mac
0.000% due 09/15/2032 - 07/15/2042 (b)(e)	3,303	3,107
0.660% due 08/25/2022 (a)	109,799	3,071
0.786% due 01/15/2038	15,638	15,561
1.004% due 09/25/2022 (a)	46,416	2,031
1.250% due 10/02/2019 (i)	16,400	16,599
1.454% due 08/25/2019 (a)	148,391	5,415
1.552% due 11/25/2019 (a)	101,918	4,077
1.558% due 10/15/2037 (a)	694	38
1.750% due 06/15/2041	7,580	8,276
1.805% due 10/15/2037 (a)	16,643	1,141
1.809% due 05/15/2037 (a)	1,325	91
1.889% due 11/15/2036 (a)	4,837	337
1.900% due 10/15/2041 (a)	4,193	353
1.926% due 01/15/2038 (a)	15,638	1,037
1.962% due 02/15/2038 (a)	3,507	243
2.097% due 08/15/2036 (a)	3,624	287
2.500% due 09/15/2027 - 03/15/2031 (a)	24,898	2,293
2.505% due 08/01/2034	2,730	2,891
2.718% due 09/01/2038	892	945
2.767% due 04/01/2036	2,343	2,485
2.863% due 05/01/2036	816	868
3.000% due 04/15/2027 - 12/15/2042 (a)	32,816	3,456
3.000% due 06/15/2036 - 07/15/2044	15,178	15,387
3.500% due 03/15/2035 - 12/15/2045	7,397	7,896
3.703% due 05/25/2025	300	290
3.753% due 10/25/2027	250	250
4.000% due 04/15/2019 - 02/15/2045	21,594	24,972
4.000% due 12/01/2040 - 07/01/2043 (g)	6,450	7,035
4.500% due 04/01/2019 - 11/15/2040	1,779	2,032
4.500% due 12/01/2041 (g)	5,677	6,310
4.500% due 07/15/2042 (a)	7,795	1,635
4.852% due 11/15/2042	2,689	2,797
4.943% due 08/01/2037	2,225	2,356
5.000% due 05/15/2019	38	39
5.050% due 03/15/2045	1,518	1,643
5.337% due 02/15/2033	3,068	3,250
5.500% due 02/15/2033 - 05/15/2041	3,313	3,726
5.558% due 06/15/2018 - 10/15/2036 (a)	1,714	211
5.658% due 08/15/2043 (a)	17,415	3,307
5.758% due 01/15/2033 - 06/15/2044 (a)	14,697	2,878
5.988% due 02/15/2037 (a)	1,510	311
6.000% due 07/15/2035	384	556
6.158% due 01/15/2041 (a)	1,310	255
6.208% due 02/15/2032 - 03/15/2035 (a)	4,023	649
6.258% due 10/15/2034 - 07/15/2042 (a)	7,967	1,426
6.308% due 03/15/2037 (a)	1,750	295
6.860% due 12/15/2023 (a)	901	123
7.000% due 03/01/2039	93	108
7.101% due 12/15/2042	2,050	2,205
7.500% due 06/15/2042	2,037	2,474

7.558% due 06/15/2031 (a)	398	97
7.672% due 09/17/2032	64	70
8.268% due 07/15/2037 - 08/15/2045	10,688	11,668
8.780% due 05/15/2024 (a)	495	101
8.787% due 09/15/2041	2,490	2,998
8.916% due 10/15/2040	661	691
9.016% due 01/15/2041	537	659
9.653% due 10/25/2027	250	271
11.049% due 05/15/2035	371	423
11.203% due 03/25/2025	696	697
11.406% due 05/15/2033	39	50
12.116% due 05/15/2033	11	14
13.134% due 02/15/2041	1,176	1,437
14.170% due 04/15/2043	2,865	3,475
14.173% due 05/15/2041	1,256	1,541
14.855% due 10/15/2033	694	923
15.446% due 11/15/2034	19	26
16.712% due 05/15/2035	361	440
18.117% due 10/15/2023	81	115
Freddie Mac, TBA
3.500% due 08/01/2046	1,000	1,053
Ginnie Mae
0.000% due 06/20/2040 - 05/20/2041 (b)(e)	7,052	6,613
0.377% due 04/16/2053 (a)	3,778	104
0.514% due 05/16/2050 (a)	16,583	352
0.593% due 12/16/2043 (a)	5,381	24
0.769% due 08/16/2048 (a)	17,445	741
0.886% due 11/20/2060	1,583	1,572
0.936% due 03/20/2061	878	874
0.956% due 08/20/2062	1,562	1,555
1.186% due 09/20/2065	3,196	3,182
1.486% due 02/20/2066	4,802	4,867
1.510% due 12/16/2043 (a)	644	15
1.751% due 05/16/2053 (a)	1,161	63
1.912% due 12/20/2042	2,700	2,560
2.250% due 07/16/2045	3,323	2,994
2.500% due 03/20/2045	2	2
4.000% due 10/16/2044 (a)	3,953	675
4.500% due 07/20/2039 - 05/20/2044	9,225	9,772
4.500% due 12/16/2041 - 03/16/2043 (a)	4,358	643
5.000% due 08/20/2034 - 11/20/2045	8,638	9,080
5.000% due 09/20/2038 - 05/16/2043 (a)	5,586	768
5.500% due 02/20/2034 - 04/20/2040	28	30
5.500% due 11/16/2037 (a)	166	17
5.652% due 07/20/2043 (a)	992	59
5.658% due 11/16/2034 (a)	1,256	233
5.802% due 02/20/2042 (a)	1,338	100
5.832% due 07/20/2042 (a)	25,764	3,994
6.000% due 06/20/2037 - 06/20/2041	1,266	1,455
6.132% due 10/20/2033 (a)	1,910	402
6.500% due 03/15/2035	1,198	1,468
7.500% due 11/15/2030	30	34
8.000% due 05/17/2034	286	315
8.268% due 09/20/2045	2,740	2,854
8.288% due 09/20/2045	3,428	3,434
8.521% due 02/20/2045	4,295	4,459
8.704% due 12/20/2040	4,000	4,819
15.786% due 10/20/2045	5,867	7,041
Ginnie Mae, TBA
3.000% due 08/01/2046	13,000	13,562
3.500% due 08/01/2046	3,000	3,182
4.000% due 08/01/2046	18,500	19,864

Total U.S. Government Agencies (Cost $1,542,848)		1,564,027

U.S. TREASURY OBLIGATIONS 17.5%
U.S. Treasury Notes
1.250% due 06/30/2023	39,200	39,417
1.375% due 01/31/2021 (g)(i)(k)	2,600	2,647
1.375% due 04/30/2021 (g)	107,300	109,176
1.625% due 04/30/2023	206,200	210,904
1.625% due 05/31/2023 (k)	6,250	6,392

Total U.S. Treasury Obligations (Cost $362,847)		368,536

NON-AGENCY MORTGAGE-BACKED SECURITIES 36.4%
American Home Mortgage Assets Trust
0.736% due 08/25/2037 ^	11,577	5,718
2.976% due 01/25/2036	2,198	1,528
American Home Mortgage Investment Trust
0.853% due 03/25/2046	13,028	10,512
2.958% due 06/25/2045	685	671
BAMLL Re-REMIC Trust
5.383% due 11/15/2016	6,226	6,228
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^	4,711	3,526

Banc of America Commercial Mortgage Trust
5.889% due 07/10/2044		58	57
Banc of America Funding Trust
2.232% due 01/26/2037		18	18
3.017% due 01/20/2047 ^		24	20
3.076% due 02/20/2036		2,018	1,619
6.000% due 09/25/2036		48	46
Banc of America Mortgage Trust
3.014% due 11/20/2046 ^		386	316
3.199% due 04/25/2035 ^		689	640
3.260% due 05/25/2034		170	168
3.299% due 06/25/2034		221	215
Banc of America Re-REMIC Trust
5.870% due 12/24/2049		651	659
Bancaja Fondo de Titulizacion de Activos
0.055% due 02/20/2036	EUR	1,700	1,842
BCAP LLC Trust
0.616% due 01/26/2037		$5,652	3,985
0.694% due 07/26/2035		137	137
1.904% due 10/26/2035		3,015	3,007
2.761% due 01/26/2034		827	817
3.041% due 12/26/2037		711	710
4.000% due 03/26/2036		2,734	2,733
Bear Stearns Adjustable Rate Mortgage Trust
2.727% due 12/25/2046 ^		1,913	1,662
2.802% due 10/25/2036 ^		554	478
2.889% due 10/25/2034		112	111
Bear Stearns ALT-A Trust
0.613% due 02/25/2034		83	73
0.773% due 08/25/2036 ^		15,690	11,785
0.953% due 01/25/2036 ^		2,695	2,182
2.860% due 08/25/2036 ^		9,364	5,979
3.087% due 04/25/2035		209	184
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		4,435	4,516
Bear Stearns Mortgage Funding Trust
0.683% due 09/25/2046 ^		222	187
Bear Stearns Structured Products, Inc. Trust
2.878% due 01/26/2036		7,184	5,640
Celtic Residential Irish Mortgage Securitisation PLC
0.031% due 12/14/2048	EUR	1,779	1,807
0.098% due 04/10/2048		5,095	5,170
CGBAM Commercial Mortgage Trust
3.177% due 02/15/2031 (a)		$125,109	1
Chase Mortgage Finance Trust
2.932% due 02/25/2037		264	264
Citigroup Commercial Mortgage Trust
1.722% due 07/15/2027		4,300	4,255
5.425% due 10/15/2049		2,734	2,751
5.810% due 06/14/2050		513	522
Citigroup Mortgage Loan Trust, Inc.
2.730% due 03/25/2036 ^		157	151
3.040% due 05/25/2035		41	41
6.000% due 08/25/2037		4,454	3,763
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		5,182	5,237
Commercial Mortgage Trust
1.910% due 12/10/2045 (a)		7,243	539
2.867% due 02/10/2048		5,000	3,688
3.424% due 03/10/2031		10,000	10,715
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		100	75
Countrywide Alternative Loan Trust
0.573% due 06/25/2036		7,578	5,741
0.643% due 09/25/2046 ^		4,847	3,696
0.768% due 11/20/2035		715	582
0.853% due 06/25/2036 ^		35	20
1.153% due 05/25/2036		389	195
1.837% due 08/25/2035		11,927	10,725
1.937% due 09/25/2035		90	77
2.779% due 03/25/2047 ^		289	237
2.932% due 05/25/2036		6,902	5,192
4.797% due 02/25/2035 (a)		1,517	89
6.000% due 07/25/2036 ^		35,987	25,112
6.000% due 02/25/2037 ^		661	457
6.000% due 04/25/2037 ^		1,821	1,244
6.497% due 10/25/2037 (a)		11,632	4,170
Countrywide Home Loan Mortgage Pass-Through Trust
1.113% due 02/25/2035		992	860
2.614% due 01/25/2036		196	166
2.760% due 09/25/2037 ^		663	552
2.792% due 03/25/2037 ^		1,504	1,054
2.801% due 01/25/2036 ^		8,678	7,495
2.896% due 11/19/2033		36	35
2.910% due 02/25/2047 ^		1,919	1,480
3.002% due 08/25/2034 ^		1	1

5.500% due 01/25/2035		520	526
5.750% due 05/25/2037 ^		58	48
6.000% due 01/25/2038		668	555
6.250% due 09/25/2037 ^		196	180
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 06/25/2035 ^		1,562	1,618
Credit Suisse Mortgage Capital Certificates
0.776% due 12/27/2035		3,812	3,503
3.095% due 01/26/2047		9,190	6,715
4.791% due 05/27/2053		2,425	2,665
5.342% due 12/16/2043		13,000	13,040
5.561% due 10/26/2036		1,105	824
5.695% due 04/16/2049		15,000	15,213
5.924% due 12/16/2049		580	587
CSAB Mortgage-Backed Trust
6.000% due 11/25/2036 ^		84	36
Deco Pan Europe BV
0.085% due 10/27/2020	EUR	3,230	3,433
Deutsche ALT-A Securities, Inc.
0.603% due 03/25/2037 ^		$2,860	2,081
0.753% due 09/25/2047 ^		47,135	37,153
Epic Drummond Ltd.
0.044% due 01/25/2022	EUR	7,305	7,253
Eurosail PLC
1.276% due 09/13/2045	GBP	12,942	16,971
1.344% due 09/13/2045		2,058	2,418
First Horizon Alternative Mortgage Securities Trust
2.524% due 07/25/2036		$333	259
First Horizon Mortgage Pass-Through Trust
2.770% due 11/25/2035		79	72
2.929% due 08/25/2035		423	372
Global Mortgage Securitization Ltd.
0.723% due 04/25/2032		2,466	2,372
GMAC Commercial Mortgage Securities, Inc.
5.044% due 12/10/2041 ^		10,305	10,548
GMAC Mortgage Corp. Loan Trust
3.688% due 05/25/2035		61	58
Great Hall Mortgages PLC
0.777% due 06/18/2039		1,071	974
GS Mortgage Securities Corp. Trust
3.790% due 01/10/2031		4,967	5,052
4.202% due 02/10/2029		20,000	19,643
GS Mortgage Securities Trust
1.585% due 08/10/2043 (a)		61,256	2,978
5.988% due 08/10/2045		10,205	10,469
GSR Mortgage Loan Trust
6.250% due 08/25/2036 ^		1,652	1,208
HarborView Mortgage Loan Trust
0.638% due 01/19/2038		36,485	30,507
0.658% due 11/19/2036		15,303	11,271
0.758% due 08/19/2045		109	101
2.697% due 04/19/2034		293	289
Hercules Eclipse PLC
0.831% due 10/25/2018	GBP	460	604
Hudson’s Bay Simon JV Trust
5.629% due 08/05/2034		$10,000	10,293
Impac Secured Assets Trust
0.623% due 01/25/2037		7,090	6,175
0.803% due 05/25/2036		91	82
IndyMac Mortgage Loan Trust
1.233% due 12/25/2034		652	543
2.798% due 08/25/2035		169	147
2.934% due 09/25/2036 ^		436	328
3.067% due 09/25/2036 ^		8,141	5,842
3.123% due 06/25/2037 ^		6,221	4,565
Infinity SoPRANo
0.018% due 11/05/2019	EUR	10,545	11,286
Jefferies Resecuritization Trust
2.651% due 02/26/2036		$1,506	1,478
6.018% due 06/25/2047		1,821	1,733
JPMorgan Alternative Loan Trust
0.613% due 09/25/2036		4,028	3,734
0.613% due 11/25/2036 ^		5,272	4,051
3.245% due 11/25/2036 ^		7,043	6,380
6.000% due 12/27/2036		5,375	4,334
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		18,767	18,935
5.420% due 01/15/2049		8,489	8,617
5.440% due 06/12/2047		9,388	9,532
5.552% due 05/12/2045		277	277
JPMorgan Mortgage Trust
2.948% due 07/25/2035		26	26
2.958% due 04/25/2035		145	145
JPMorgan Resecuritization Trust
6.000% due 09/26/2036		12,068	8,852

La Hipotecaria Panamanian Mortgage Trust
3.008% due 11/24/2042		20,768	21,274
LB Commercial Mortgage Trust
5.517% due 07/15/2044		43	44
LB-UBS Commercial Mortgage Trust
0.737% due 02/15/2040 (a)		160,389	511
5.424% due 02/15/2040		8,181	8,285
5.858% due 07/15/2040		2,286	2,341
Leek Finance PLC
0.848% due 09/21/2038	GBP	4,361	6,175
Lehman Mortgage Trust
0.773% due 08/25/2036 ^		$336	247
5.750% due 02/25/2037		9,732	8,371
Lehman XS Trust
0.573% due 08/25/2036 ^		591	452
1.353% due 08/25/2047		7,504	4,998
Luminent Mortgage Trust
0.683% due 05/25/2037 ^		91	67
Merrill Lynch Mortgage Investors Trust
0.703% due 08/25/2036		565	560
1.457% due 10/25/2035		588	558
2.491% due 07/25/2029		25	25
2.885% due 02/25/2036 ^		1,456	1,220
Mesdag Delta BV
0.094% due 01/25/2020	EUR	3,404	3,238
MODA SRL
1.222% due 08/22/2026		4,740	5,207
Morgan Stanley Bank of America Merrill Lynch Trust
1.193% due 12/15/2048 (a)		$9,075	482
Morgan Stanley Capital Trust
5.319% due 12/15/2043		11,231	11,309
5.328% due 11/12/2041		1,061	1,062
5.665% due 04/15/2049		5,771	5,924
Morgan Stanley Mortgage Loan Trust
0.723% due 09/25/2035		1,493	1,478
0.823% due 11/25/2035		3,628	3,445
1.353% due 02/25/2036 ^		862	742
2.938% due 09/25/2035 ^		214	154
5.500% due 10/25/2037		1,456	1,360
5.701% due 02/25/2047		3,904	2,746
Mortgage Equity Conversion Asset Trust
1.065% due 05/25/2042		5,334	4,680
1.070% due 01/25/2042		15,968	13,573
1.170% due 02/25/2042		2,667	2,270
MortgageIT Securities Corp. Mortgage Loan Trust
0.683% due 06/25/2047		7,356	5,705
New York Mortgage Trust
0.783% due 08/25/2035		1,421	1,311
RBSSP Resecuritization Trust
0.944% due 09/26/2034		374	355
8.983% due 06/26/2037		857	582
Residential Accredit Loans, Inc. Trust
0.593% due 01/25/2037		10,343	8,401
0.653% due 10/25/2046		3,879	2,980
0.663% due 04/25/2046		10,242	4,516
0.753% due 08/25/2035		394	308
0.803% due 08/25/2035 ^		2,241	1,607
0.853% due 10/25/2045		342	243
3.937% due 05/25/2035 ^		199	169
6.000% due 10/25/2034		564	592
8.000% due 04/25/2036 ^		495	484
Residential Asset Securitization Trust
6.250% due 08/25/2036		1,170	1,055
Residential Funding Mortgage Securities, Inc. Trust
4.012% due 04/25/2037		1,384	1,201
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049		1,886	1,892
5.509% due 04/16/2047		1,430	1,428
5.695% due 09/16/2040		885	894
6.102% due 06/16/2049		2,943	2,980
6.147% due 02/16/2051		1,043	1,047
6.297% due 12/16/2049		328	337
Rural Hipotecario Fondo De Titulizacion Hipotecaria
0.061% due 02/13/2033	EUR	539	592
Sandwell Commercial Finance PLC
0.958% due 09/30/2037	GBP	1,797	2,300
Sequoia Mortgage Trust
3.049% due 07/20/2037		$274	236
Sovereign Commercial Mortgage Securities Trust
6.089% due 07/22/2030		411	409
SRERS Funding Ltd.
0.696% due 05/09/2046		1,163	1,135
Structured Adjustable Rate Mortgage Loan Trust
2.826% due 08/25/2035		349	325
Structured Asset Mortgage Investments Trust
0.633% due 07/25/2046		147	116

0.643% due 07/25/2046 ^		10,154	7,378
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.690% due 09/25/2033		321	311
Theatre Hospitals PLC
3.588% due 10/15/2031	GBP	1,338	1,702
Thornburg Mortgage Securities Trust
0.903% due 03/25/2044		$77	70
Titan Europe Ltd.
0.000% due 04/23/2017	EUR	12,175	12,912
UBS-Barclays Commercial Mortgage Trust
0.172% due 08/10/2049 (a)		$178,586	2,477
Ulysses European Loan Conduit PLC
0.751% due 07/25/2017	GBP	7,050	9,139
Virgil Mortgage PLC
2.835% due 03/12/2045		2,970	3,962
Wachovia Bank Commercial Mortgage Trust
0.656% due 04/15/2047		$17,000	16,857
5.889% due 06/15/2049		5,925	6,102
WaMu Commercial Mortgage Securities Trust
5.648% due 03/23/2045		113	114
5.972% due 03/23/2045		2,200	2,198
WaMu Mortgage Pass-Through Certificates Trust
0.843% due 10/25/2044		7,363	7,104
1.193% due 11/25/2034		2,052	1,840
1.207% due 04/25/2047		2,155	1,606
1.437% due 02/25/2046		633	576
2.365% due 07/25/2037 ^		190	154
2.577% due 12/25/2035 ^		3,199	2,720
3.717% due 12/25/2036 ^		2,103	1,845
3.910% due 03/25/2037 ^		14,097	11,684
4.411% due 07/25/2037 ^		122	111
Washington Mutual Mortgage Pass-Through Certificates Trust
0.703% due 02/25/2036		590	418
1.137% due 01/25/2047		3,924	2,822
4.476% due 09/25/2036 ^		8,215	4,664
5.750% due 11/25/2035 ^		2,054	1,813
Wells Fargo Alternative Loan Trust
0.993% due 03/25/2037 ^		1,667	1,149
Wells Fargo Mortgage-Backed Securities Trust
0.953% due 06/25/2037 ^		342	285
2.762% due 02/25/2035		26	26
2.836% due 01/25/2035		167	166
2.866% due 04/25/2036 ^		288	281
2.894% due 03/25/2036		954	948
2.996% due 08/25/2033		29	30
3.085% due 05/25/2036 ^		139	132
6.000% due 09/25/2036 ^		55	53
Windermere CMBS Ltd.
0.201% due 04/22/2018	EUR	1,060	1,140

Total Non-Agency Mortgage-Backed Securities (Cost $767,109)			765,866

ASSET-BACKED SECURITIES 26.5%
Accredited Mortgage Loan Trust
0.583% due 02/25/2037		$1,076	1,036
0.930% due 09/25/2035		3,405	2,901
ACE Securities Corp. Home Equity Loan Trust
0.753% due 02/25/2036		3,549	3,204
0.863% due 12/25/2035		10,000	7,144
1.133% due 09/25/2035		5,392	4,316
1.428% due 11/25/2033		1,754	1,651
1.623% due 02/25/2035		19,953	18,120
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.903% due 07/25/2035		6,400	5,877
0.923% due 05/25/2035		5,000	4,800
1.368% due 01/25/2035		5,152	4,285
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.243% due 10/25/2033		1,853	1,745
Asset-Backed Funding Certificates Trust
1.073% due 04/25/2034		3,848	3,804
1.703% due 06/25/2034		2,208	2,079
Asset-Backed Securities Corp. Home Equity Loan Trust
1.173% due 06/25/2035		1,223	1,176
1.413% due 11/25/2033		2,666	2,409
Atrium CDO Corp.
1.421% due 11/16/2022		5,874	5,851
Avoca CLO PLC
0.157% due 01/16/2023	EUR	26	29
Ballyrock CLO Ltd.
1.816% due 05/20/2025		$300	297
Bear Stearns Asset-Backed Securities Trust
0.603% due 11/25/2036		6,333	5,372
0.653% due 12/25/2036		9,832	9,353
0.653% due 04/25/2037 ^		4,945	4,985
0.953% due 12/25/2035		400	370

Bridgeport CLO Ltd.
0.877% due 06/18/2021		2,562	2,508
Business Loan Express Business Loan Trust
0.743% due 09/25/2038		4,879	4,267
Carlyle Global Market Strategies CLO Ltd.
1.864% due 04/20/2022		10,400	10,390
Carrington Mortgage Loan Trust
0.673% due 12/25/2036		11,809	6,538
Centerline REIT, Inc.
4.760% due 09/21/2045		5,811	5,822
Centex Home Equity Loan Trust
3.735% due 02/25/2032		1,008	1,014
Chapel BV
0.402% due 11/17/2064	EUR	4,104	4,294
Citigroup Mortgage Loan Trust, Inc.
0.593% due 05/25/2037		$722	717
0.603% due 12/25/2036		5,167	2,852
0.613% due 09/25/2036		922	679
0.633% due 01/25/2037		5,532	3,596
0.713% due 07/25/2045		11,913	8,513
0.753% due 10/25/2036		13,593	9,223
0.863% due 10/25/2035		1,700	1,583
Countrywide Asset-Backed Certificates
0.583% due 12/25/2036 ^		2,027	1,836
0.593% due 07/25/2037 ^		4,945	4,117
0.593% due 06/25/2047		2,055	1,575
0.603% due 05/25/2037		8,814	8,045
0.633% due 06/25/2047		233	210
0.653% due 04/25/2036		197	196
0.653% due 09/25/2047		1,852	1,173
0.673% due 09/25/2037 ^		1,426	1,110
0.673% due 09/25/2047		5,098	4,037
0.693% due 04/25/2036		573	347
0.753% due 07/25/2036		349	311
0.933% due 01/25/2036		900	835
1.083% due 02/25/2036		2,000	1,650
1.413% due 08/25/2035		4,502	4,303
1.458% due 12/25/2034		537	535
Countrywide Asset-Backed Certificates Trust
0.613% due 03/25/2037		1,693	1,539
0.713% due 09/25/2046		1,300	870
1.253% due 08/25/2047		433	369
1.353% due 10/25/2034		1,752	1,641
Credit-Based Asset Servicing and Securitization LLC
0.513% due 11/25/2036		2,447	1,473
0.566% due 07/25/2037		214	129
1.398% due 04/25/2036		10,634	8,933
5.340% due 10/25/2036		1,100	1,071
Dekania Europe CDO PLC
0.339% due 09/07/2035	EUR	13,000	12,768
Dryden Senior Loan Fund
1.798% due 01/15/2022		$3,581	3,572
EMC Mortgage Loan Trust
1.003% due 08/25/2040		1,393	1,278
Equifirst Loan Securitization Trust
0.643% due 04/25/2037		1,032	833
Faxtor ABS BV
0.835% due 07/25/2094	EUR	11,500	12,322
First Franklin Mortgage Loan Trust
0.613% due 04/25/2036		$7,687	6,714
0.953% due 12/25/2035		6,100	4,277
0.963% due 09/25/2035		469	469
1.263% due 04/25/2035		3,809	3,625
Fortress Credit BSL Ltd.
1.813% due 01/19/2025		1,100	1,089
Fraser Sullivan CLO Ltd.
1.709% due 04/20/2023		6,154	6,127
Fremont Home Loan Trust
1.383% due 04/25/2035		10,657	8,486
Grayson CLO Ltd.
0.882% due 11/01/2021		1,988	1,959
GSAA Home Equity Trust
0.683% due 04/25/2047		9,839	6,563
6.000% due 08/25/2047		1,922	1,732
GSAA Trust
0.753% due 05/25/2047		1,094	800
GSAMP Trust
0.573% due 12/25/2036		1,191	641
Harbourmaster Pro-Rata CLO BV
0.111% due 10/15/2022	EUR	14,800	16,031
House of Europe Funding PLC
0.181% due 12/15/2090		18,262	19,876
HSI Asset Securitization Corp. Trust
0.603% due 12/25/2036		$8,533	5,448
0.843% due 11/25/2035		1,700	1,229

ING IM CLO Ltd.
1.536% due 03/14/2022		15,912	15,879
JPMorgan Mortgage Acquisition Trust
0.603% due 03/25/2037		3,890	3,871
0.613% due 05/25/2036		5,014	4,867
0.623% due 04/25/2036		5,945	5,626
Kingsland Ltd.
0.876% due 08/24/2021		2,650	2,632
LCM LP
1.893% due 10/19/2022		10,000	9,954
Lehman XS Trust
0.623% due 01/25/2037		495	438
Lockwood Grove CLO Ltd.
2.008% due 01/25/2024		2,814	2,802
Long Beach Mortgage Loan Trust
1.248% due 06/25/2034		205	199
1.353% due 06/25/2035		5,000	4,654
MASTR Asset-Backed Securities Trust
0.603% due 06/25/2036		11,086	5,872
0.613% due 10/25/2036		3,734	2,249
0.693% due 10/25/2036		8,703	5,529
0.903% due 10/25/2035		579	573
Merrill Lynch Mortgage Investors Trust
0.563% due 08/25/2037		802	487
0.973% due 06/25/2035		994	960
1.173% due 06/25/2035		839	769
Morgan Stanley ABS Capital, Inc. Trust
1.503% due 04/25/2035		200	143
Morgan Stanley Mortgage Loan Trust
0.693% due 04/25/2037		2,488	1,174
5.726% due 10/25/2036 ^		3,915	2,036
National Collegiate Student Loan Trust
0.583% due 06/26/2028		1,863	1,825
0.583% due 11/27/2028		1,482	1,479
0.593% due 12/27/2027		530	528
0.733% due 04/25/2029		1,761	1,741
1.020% due 06/25/2029		4,981	4,488
Navient Private Education Loan Trust
3.250% due 05/15/2040		7,500	7,537
Neuberger Berman CLO Ltd.
1.445% due 07/25/2023		6,600	6,591
1.931% due 07/25/2023 (c)		6,600	6,600
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.863% due 02/25/2036		2,500	2,323
OHA Credit Partners Ltd.
1.846% due 05/15/2023		9,595	9,578
Option One Mortgage Loan Trust
0.643% due 01/25/2036		1,858	1,816
0.953% due 08/25/2032		992	940
Option One Mortgage Loan Trust Asset-Backed Certificates
1.093% due 07/25/2033		1,031	963
Ownit Mortgage Loan Trust
1.383% due 03/25/2036		2,057	2,032
Pangaea ABS SPV
0.019% due 12/28/2096	EUR	8,685	9,230
Panther CDO BV
0.137% due 03/20/2084		4,292	4,637
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.473% due 10/25/2034		$10,000	9,717
2.328% due 09/25/2034		700	666
RAAC Trust
0.753% due 06/25/2044		101	86
1.153% due 03/25/2034		448	427
Residential Asset Mortgage Products Trust
0.613% due 02/25/2037		2,939	2,705
Residential Asset Securities Corp. Trust
0.603% due 07/25/2036		9,553	8,466
0.703% due 04/25/2037		368	345
RMF Euro CDO PLC
0.317% due 07/18/2023	EUR	900	987
Securitized Asset-Backed Receivables LLC Trust
1.428% due 03/25/2035		$538	519
SG Mortgage Securities Trust
0.883% due 10/25/2035		3,000	2,853
Specialty Underwriting & Residential Finance Trust
0.596% due 09/25/2037		2,402	1,384
0.603% due 11/25/2037		1,094	647
0.796% due 03/25/2037		731	381
Stone Tower CLO Ltd.
0.863% due 04/17/2021		4,388	4,347
Structured Asset Investment Loan Trust
0.626% due 07/25/2036		2,846	1,628
Structured Asset Securities Corp. Mortgage Loan Trust
0.613% due 03/25/2036		2,525	2,450
Symphony CLO LP
3.133% due 04/16/2022		3,000	3,020

Tropic CDO Ltd.
0.948% due 07/15/2036	16,637	10,814
1.378% due 04/15/2034	2,895	2,113
U.S. Capital Funding Ltd.
0.909% due 10/10/2040	1,120	773
Vericrest Opportunity Loan Trust
3.375% due 11/25/2054	611	608
3.375% due 10/25/2058	644	639
Vibrant CLO Ltd.
1.973% due 07/17/2024	25,000	24,912
VOLT LLC
3.375% due 10/25/2054	949	945
3.375% due 02/25/2055	2,501	2,483
3.500% due 06/26/2045	8,252	8,215
3.625% due 10/25/2057	1,484	1,480
3.875% due 09/25/2045	4,757	4,745
3.875% due 04/25/2055	533	533
4.000% due 05/25/2046	1,480	1,481
4.250% due 03/26/2046	1,896	1,901
Voya CLO Ltd.
1.928% due 10/15/2022	5,000	4,989
Wells Fargo Home Equity Asset-Backed Securities Trust
1.033% due 03/25/2035	500	464
Wrightwood Capital Real Estate CDO Ltd.
0.974% due 11/21/2040	1,365	1,337

Total Asset-Backed Securities (Cost $551,915)		557,026

	SHARES
REAL ESTATE INVESTMENT TRUSTS 0.9%
FINANCIALS 0.9%
American Capital Agency Corp.	986,729	19,557

Total Real Estate Investment Trusts (Cost $16,820)		19,557

SHORT-TERM INSTRUMENTS 3.7%
REPURCHASE AGREEMENTS (f) 2.4%		51,455

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 1.3%
0.174% due 07/21/2016 - 11/03/2016 (d)(e)(g)(k)	$25,901	25,898

Total Short-Term Instruments (Cost $77,353)		77,353

Total Investments in Securities (Cost $3,350,987)		3,385,363

	SHARES
INVESTMENTS IN AFFILIATES 9.4%
SHORT-TERM INSTRUMENTS 9.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.4%
PIMCO Short-Term Floating NAV Portfolio III	19,953,770	197,223

Total Short-Term Instruments (Cost $197,204)		197,223

Total Investments in Affiliates (Cost $197,204)		197,223

Total Investments 170.4% (Cost $3,548,191)		$3,582,586
Financial Derivative Instruments (h)(j) (0.6)% (Cost or Premiums, net $(12,293))		(14,937)
Other Assets and Liabilities, net (69.8)%		(1,465,296)

Net Assets 100.0%		$2,102,353

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.680%	06/30/2016	07/01/2016	$4,718	U.S. Treasury Notes 1.250% due 06/30/2023	$(4,724)	$4,718	$4,718
JPS	(0.100)	06/30/2016	07/05/2016	44,465	U.S. Treasury Notes 1.625% due 05/15/2026	(44,352)	44,465	44,465
SSB	0.010	06/30/2016	07/01/2016	2,272	U.S. Treasury Notes 0.750% due 12/31/2017	(2,321)	2,272	2,272

Total Repurchase Agreements						$(51,397)	$51,455	$51,455

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GSC	0.630%	06/10/2016	07/07/2016	$(15,393)	$(15,398)
	0.670	05/03/2016	07/15/2016	(4,958)	(4,963)
JPS	0.550	06/30/2016	07/05/2016	(45,900)	(45,901)
	0.850	06/28/2016	07/14/2016	(10,343)	(10,344)
	0.850	06/30/2016	07/14/2016	(1,582)	(1,582)
RDR	0.630	06/20/2016	07/14/2016	(5,579)	(5,580)
TDM	0.660	06/15/2016	07/14/2016	(16,192)	(16,197)

Total Reverse Repurchase Agreements					$(99,965)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	1.100%	06/29/2016	07/05/2016	$(1,522)	$(1,523)
	1.200	06/30/2016	07/05/2016	(1,141)	(1,141)
GSC	0.590	06/10/2016	07/12/2016	(2,104)	(2,104)
TDM	0.850	06/29/2016	07/06/2016	(6,408)	(6,409)
UBS	0.750	06/29/2016	07/11/2016	(63,530)	(63,546)
	0.850	06/27/2016	07/05/2016	(210,802)	(210,842)

Total Sale-Buyback Transactions					$(285,565)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(391,129) at a weighted average interest rate of 0.461%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	3.000%	07/01/2031	$27,000	$(28,229)	$(28,312)
Fannie Mae, TBA	3.000	08/01/2031	11,000	(11,519)	(11,519)
Fannie Mae, TBA	3.000	07/01/2046	93,500	(96,368)	(97,036)
Fannie Mae, TBA	4.500	07/01/2046	65,000	(70,700)	(70,958)
Fannie Mae, TBA	4.500	08/01/2046	143,000	(155,858)	(156,018)
Fannie Mae, TBA	4.500	08/16/2046	10,000	(10,917)	(10,910)
U.S. Treasury Notes	1.250	06/30/2023	29,000	(28,787)	(29,162)
U.S. Treasury Notes	1.625	05/15/2026	43,700	(44,340)	(44,350)

Total Short Sales				$(446,718)	$(448,265)

(3)	Payable for short sales includes $90 of accrued interest.

(g)	Securities with an aggregate market value of $387,187 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 10-Year Note September Futures	Long	09/2016	1,281	$4,330	$0	$(100)

Total Futures Contracts				$4,330	$0	$(100)

Swap Agreements:

Interest Rate Swaps

							Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.850%	05/18/2017	$51,700	$610	$513	$4	$0
Pay	3-Month USD-LIBOR	1.750	12/16/2018	168,700	4,086	2,427	56	0
Receive	3-Month USD-LIBOR	2.500	06/17/2022	7,400	(621)	(387)	3	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022	1,000	(72)	(82)	1	0
Pay	3-Month USD-LIBOR *	1.750	12/21/2023	13,100	434	(30)	0	(30)
Receive	3-Month USD-LIBOR	2.400	06/30/2025	56,500	(5,796)	(2,728)	99	0
Receive	3-Month USD-LIBOR	2.220	07/09/2025	70,000	(5,986)	(7,452)	123	0
Receive	3-Month USD-LIBOR	2.500	09/18/2025	80,000	(8,684)	(7,988)	148	0
Receive	3-Month USD-LIBOR	1.923	03/04/2026	57,000	(3,169)	(2,870)	116	0
Receive	3-Month USD-LIBOR	2.000	03/23/2026	50,000	(3,120)	(2,855)	103	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045	29,000	(6,123)	(5,199)	322	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	15,100	(2,291)	(1,137)	166	0

					$(30,732)	$(27,788)	$1,141	$(30)

Total Swap Agreements					$(30,732)	$(27,788)	$1,141	$(30)

*	This security has a forward starting effective date.
(1)	Unsettled variation margin asset of $20 and liability of $(26) for closed swap agreements is outstanding at period end.

(i)	Securities with an aggregate market value of $15,109 and cash of $3,332 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	37,451		$54,914	$5,057	$0
	07/2016		$137,379	EUR	124,664	966	0
	07/2016		47,225	GBP	35,494	27	0
	08/2016	EUR	124,664		$137,527	0	(960)
	08/2016	GBP	35,494		47,237	0	(26)
CBK	07/2016		$1,203	EUR	1,068	0	(18)
	08/2016		2,099		1,891	2	0
GLM	07/2016	EUR	115,313		$128,640	672	0
JPM	07/2016		10,419		11,750	187	0
	07/2016		$2,775	GBP	1,957	0	(169)

Total Forward Foreign Currency Contracts						$6,911	$(1,173)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	12/27/2016	$912,000	$789	$74
FBF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016	350,000	700	0
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	11/14/2016	884,000	517	90
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016	911,700	616	73
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016	700,000	875	0
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016	500,000	300	0
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016	400,000	790	0
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	213,500	77	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016	455,900	128	37
RYL	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016	1,200,000	2,445	0

							$7,237	$274

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae 3.500% due 08/01/2046	$74.625	08/04/2016	$100,000	$4	$0
FAR	Put - OTC Fannie Mae 3.500% due 09/01/2046	92.000	09/07/2016	168,000	7	0

					$11	$0

Total Purchased Options					$7,248	$274

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae 3.000% due 07/01/2046	$102.391	07/07/2016	$15,500	$(51)	$(212)
	Call - OTC Fannie Mae 3.000% due 07/01/2046	102.563	07/07/2016	8,750	(25)	(105)
	Put - OTC Fannie Mae 3.500% due 08/01/2046	104.781	08/04/2016	24,000	(90)	(20)
FBF	Call - OTC Fannie Mae 3.000% due 07/01/2046	103.094	07/07/2016	4,500	(8)	(30)
	Put - OTC Fannie Mae 3.500% due 08/01/2046	104.797	08/04/2016	14,000	(12)	(12)
	Call - OTC Fannie Mae 3.500% due 08/01/2046	104.938	08/04/2016	22,000	(81)	(122)
	Put - OTC Fannie Mae 3.500% due 08/01/2046	104.938	08/04/2016	22,000	(81)	(25)
JPM	Put - OTC Fannie Mae 3.000% due 07/01/2046	101.656	07/07/2016	19,500	(62)	0
	Put - OTC Fannie Mae 3.000% due 07/01/2046	101.906	07/07/2016	12,000	(38)	0
	Call - OTC Fannie Mae 3.000% due 07/01/2046	102.922	07/07/2016	9,000	(28)	(75)
	Call - OTC Fannie Mae 3.000% due 07/01/2046	103.098	07/07/2016	10,000	(18)	(67)

					$(494)	$(668)

Total Written Options					$(494)	$(668)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$6,253	$(2,157)	$966	$0	$(1,191)
	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	13,943	(3,055)	477	0	(2,578)
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	1,002	(222)	37	0	(185)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	25,000	(1,384)	452	0	(932)
CBK	CMBX.NA.AAA.4 Index	0.350	02/17/2051	1,854	(86)	81	0	(5)
DUB	CMBX.NA.AAA.9 Index	0.500	09/17/2058	2,000	(108)	6	0	(102)
FBF	CMBX.NA.AAA.3 Index	0.080	12/13/2049	9,188	(379)	359	0	(20)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	176	(8)	8	0	0
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	44,200	(975)	282	0	(693)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	20,000	(608)	90	0	(518)
GST	CMBX.NA.AAA.4 Index	0.350	02/17/2051	618	(30)	28	0	(2)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	800	(38)	17	0	(21)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	27,600	(1,428)	400	0	(1,028)
JPS	CMBX.NA.AAA.9 Index	0.500	09/17/2058	2,000	(108)	6	0	(102)
MEI	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	6,000	(131)	(311)	0	(442)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	5,000	(153)	(353)	0	(506)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	40,000	(2,938)	(4,931)	0	(7,869)
MYC	CMBX.NA.AAA.7 Index	0.500	01/17/2047	50,000	(1,889)	594	0	(1,295)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	15,000	(1,431)	665	0	(766)
SAL	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	8,349	(1,636)	92	0	(1,544)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	10,000	(283)	(728)	0	(1,011)

					$(19,047)	$(1,763)	$0	$(20,810)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	$2,643	$0	$3	$3	$0
	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	21,111	0	(259)	0	(259)
FBF	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	5,168	0	(63)	0	(63)
GST	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	13,213	0	(162)	0	(162)
SAL	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	4,113	0	5	5	0

							$0	$(476)	$8	$(484)

Total Swap Agreements							$(19,047)	$(2,239)	$8	$(21,294)

(k)	Securities with an aggregate market value of $18,152 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Corporate Bonds & Notes
Banking & Finance	$0	$32,998	$0	$32,998
U.S. Government Agencies	0	1,562,242	1,785	1,564,027
U.S. Treasury Obligations	0	368,536	0	368,536
Non-Agency Mortgage-Backed Securities	0	723,482	42,384	765,866
Asset-Backed Securities	6,600	550,426	0	557,026
Real Estate Investment Trusts
Financials	19,557	0	0	19,557
Short-Term Instruments
Repurchase Agreements	0	51,455	0	51,455
U.S. Treasury Bills	0	25,898	0	25,898
	$26,157	$3,315,037	$44,169	$3,385,363

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$197,223	$0	$0	$197,223

Total Investments	$223,380	$3,315,037	$44,169	$3,582,586

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(374,753)	0	(374,753)
U.S. Treasury Obligations	0	(73,512)	0	(73,512)
	$0	$(448,265)	$0	$(448,265)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,141	0	1,141
Over the counter	0	7,193	0	7,193
	$0	$8,334	$0	$8,334

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(100)	(30)	0	(130)
Over the counter	0	(23,135)	0	(23,135)

	$(100)	$(23,165)	$0	$(23,265)

Totals	$223,280	$2,851,941	$44,169	$3,119,390

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (1)
Investments in Securities, at Value
U.S. Government Agencies	$18,102	$1,786	$(16,209)	$(67)	$0	$(189)	$0	$(1,638)	$1,785	$(1)
Non-Agency Mortgage-Backed Securities	44,418	0	(2,431)	29	404	(36)	0	0	42,384	36
Asset-Backed Securities	2,002	0	(104)	0	0	3	0	(1,901)	0	0

Totals	$64,522	$1,786	$(18,744)	$(38)	$404	$(222)	$0	$(3,539)	$44,169	$35

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$1,785	Other Valuation Techniques (2)	—	—
Non-Agency Mortgage-Backed Securities	21,274	Proxy Pricing	Base Price	102.13
	21,110	Third Party Vendor	Broker Quote	85.00 - 101.20

Total	$44,169

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage-Backed Securities Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 196.9%
CORPORATE BONDS & NOTES 1.4%
BANKING & FINANCE 0.9%
Preferred Term Securities Ltd.
1.500% due 07/03/2033	$900	$648
Synchrony Financial
2.032% due 11/09/2017	1,200	1,201

		1,849

INDUSTRIALS 0.5%
Norwegian Air Shuttle
4.875% due 11/10/2029	1,000	1,009

Total Corporate Bonds & Notes (Cost $2,860)		2,858

U.S. GOVERNMENT AGENCIES 167.9%
Fannie Mae
0.000% due 07/25/2022 (b)(d)	10	10
0.523% due 12/25/2036	1,966	1,960
0.573% due 03/25/2034	459	455
0.603% due 08/25/2034	34	33
0.693% due 06/25/2033	29	29
0.713% due 06/25/2032	136	131
0.753% due 03/25/2018	42	41
0.793% due 11/25/2032	58	57
0.848% due 04/18/2028	2	2
0.903% due 05/25/2023 - 07/25/2036	1,075	1,078
0.953% due 03/25/2017 - 03/25/2032	221	222
1.103% due 02/25/2024	150	151
1.153% due 10/25/2037	1,094	1,111
1.453% due 04/25/2023 - 04/25/2032	129	133
1.551% due 05/01/2033	177	183
1.610% due 08/01/2042 - 10/01/2044	1,008	1,028
1.743% due 02/01/2036	294	294
1.750% due 07/25/2044 (a)	395	23
1.768% due 07/25/2052 (a)	421	29
1.803% due 04/25/2055 (a)	621	39
1.828% due 03/25/2045 (a)	384	28
1.837% due 09/25/2045 (a)	302	20
1.859% due 07/25/2045 (a)	797	57
1.897% due 08/25/2055 (a)	391	26
1.899% due 08/25/2054 (a)	171	12
1.937% due 10/25/2045 (a)	529	33
1.963% due 03/01/2032	50	51
2.000% due 01/01/2028 - 09/01/2029	840	854
2.063% due 08/01/2027	237	242
2.149% due 01/01/2035	65	68
2.166% due 01/01/2035	49	51
2.175% due 09/01/2034	332	351
2.190% due 01/01/2035	79	82
2.216% due 02/01/2035	40	42
2.241% due 10/01/2035	17	18
2.249% due 01/01/2035	42	44
2.255% due 11/01/2034	20	21
2.258% due 12/01/2034	9	9
2.287% due 01/01/2035	227	236
2.296% due 02/01/2035	98	102
2.297% due 11/01/2035	73	75
2.298% due 03/01/2035 - 10/01/2035	62	66
2.329% due 12/01/2034	18	20
2.417% due 05/01/2035	45	47
2.425% due 05/01/2035	307	322
2.427% due 12/01/2034	425	447
2.433% due 01/25/2022 (a)	6,529	572
2.445% due 03/01/2035 - 04/01/2035	178	187
2.473% due 12/01/2035	315	318
2.475% due 10/01/2028	8	9
2.487% due 09/01/2035	215	227
2.500% due 03/01/2027 - 08/01/2028	1,482	1,546
2.506% due 02/01/2035	52	55
2.557% due 05/25/2035	171	180
2.561% due 10/01/2037	1,901	2,015
2.574% due 03/01/2035	25	26

2.623% due 09/01/2041	509	537
2.638% due 02/01/2035	26	27
2.642% due 07/01/2035	86	90
2.655% due 11/01/2035	108	113
2.672% due 05/01/2038	1,396	1,477
2.700% due 02/01/2042	445	462
2.706% due 07/01/2035	43	45
2.712% due 04/01/2033	90	95
2.736% due 02/01/2035	46	48
2.743% due 05/01/2035	135	142
2.757% due 02/01/2035	39	41
2.808% due 07/01/2035	87	92
2.872% due 06/01/2030	8	8
2.884% due 05/01/2035	126	132
2.985% due 05/01/2023	4	4
3.000% due 06/01/2029 - 09/25/2045	3,419	3,529
3.000% due 08/20/2046 (c)	800	92
3.100% due 01/01/2026	200	216
3.130% due 10/01/2032	220	223
3.330% due 07/01/2022	732	800
3.440% due 02/01/2032	1,000	1,115
3.500% due 09/01/2039 - 02/01/2046	7,893	8,415
3.600% due 08/01/2023	454	502
4.000% due 09/01/2018 - 12/01/2045	25,209	27,444
4.500% due 04/01/2018 - 08/01/2041	3,663	4,002
5.000% due 01/01/2019 - 01/01/2024	637	675
5.147% due 06/25/2044 (a)	1,452	227
5.315% due 04/25/2043 - 06/25/2043	1,300	1,310
5.465% due 03/25/2043	282	287
5.500% due 08/01/2024 - 11/01/2039	1,165	1,323
5.990% due 08/01/2017	1,038	1,038
6.000% due 07/01/2017 - 11/01/2040	3,410	3,886
6.500% due 06/01/2021 - 11/01/2037	1,421	1,654
7.000% due 09/25/2023	14	16
7.500% due 09/01/2034	1	2
8.268% due 10/25/2045	551	566
Fannie Mae, TBA
2.500% due 08/01/2031 - 07/01/2046	15,900	16,387
3.000% due 07/01/2031 - 08/01/2046	13,300	13,862
3.500% due 07/01/2031 - 08/01/2046	64,000	67,644
4.000% due 07/01/2046 - 08/01/2046	1,500	1,607
4.500% due 08/01/2046	2,000	2,182
5.000% due 07/01/2046	2,000	2,222
5.500% due 07/01/2046	3,000	3,373
Federal Housing Administration
7.430% due 06/01/2019	21	21
Freddie Mac
0.692% due 05/15/2035	64	63
0.842% due 06/15/2032 - 12/15/2032	292	293
0.892% due 12/15/2031	97	98
0.942% due 09/15/2030	10	10
0.946% due 01/25/2023 (a)	23,015	981
1.159% due 11/25/2022 (a)	10,420	557
1.250% due 10/02/2019 (h)	3,100	3,138
1.342% due 02/15/2021	175	177
1.384% due 04/25/2021 (a)	6,523	327
1.479% due 11/25/2019 (a)	3,711	132
1.552% due 11/25/2019 (a)	35,531	1,421
1.558% due 10/15/2037 (a)	50	3
1.610% due 02/25/2045	290	298
1.780% due 07/25/2019	2,000	2,032
1.805% due 10/15/2037 (a)	963	66
1.809% due 05/15/2037 (a)	95	7
1.889% due 11/15/2036 (a)	285	20
1.900% due 10/15/2041 (a)	300	25
1.920% due 02/01/2018	8	9
1.962% due 02/15/2038 (a)	250	17
2.097% due 08/15/2036 (a)	259	21
2.500% due 03/01/2035	11	11
2.504% due 09/01/2034	759	801
2.555% due 11/01/2036	288	304
2.567% due 02/01/2035	8	9
2.574% due 01/01/2034	21	22
2.602% due 01/01/2035	55	57
2.615% due 11/01/2031	33	35
2.706% due 05/01/2032	18	18
2.725% due 09/01/2035	303	318
2.733% due 02/01/2028	51	52
2.763% due 11/01/2028	2	2
2.767% due 02/01/2035	27	28
2.769% due 10/01/2039	1,342	1,412
2.770% due 04/01/2035	91	96
2.797% due 04/01/2035	57	61
2.809% due 08/01/2036	40	42
2.950% due 06/01/2035	41	44
2.966% due 02/01/2035	10	11

2.995% due 08/01/2025	2	2
3.000% due 06/15/2037 - 06/01/2045	4,563	4,718
3.018% due 03/01/2035	19	20
4.000% due 03/15/2042 - 07/01/2043	4,157	4,512
4.500% due 03/15/2021 - 04/01/2044	1,173	1,298
5.000% due 08/01/2033 - 07/01/2041	6,077	6,732
5.500% due 12/01/2017 - 06/01/2040	3,828	4,294
6.000% due 02/01/2024 - 05/01/2040	2,656	3,036
6.500% due 12/15/2023 - 05/15/2028	262	298
8.000% due 06/15/2026	6	7
11.049% due 05/15/2035	185	211
14.173% due 05/15/2041	297	364
Freddie Mac, TBA
3.000% due 07/01/2046 - 08/01/2046	6,000	6,210
3.500% due 07/01/2046 - 08/01/2046	14,000	14,748
4.000% due 07/01/2046	9,000	9,633
4.500% due 08/01/2046	4,000	4,361
Ginnie Mae
0.642% due 02/16/2032 - 07/16/2032	16	15
0.692% due 08/16/2032	138	138
0.992% due 04/16/2032	103	104
1.156% due 09/20/2063	1,036	1,040
1.186% due 09/20/2065	1,099	1,094
1.436% due 04/20/2063 - 08/20/2063	3,857	3,918
1.736% due 09/20/2063	878	902
1.750% due 06/20/2017	1	1
1.875% due 07/20/2022 - 08/20/2026	9	9
2.000% due 02/20/2017 - 03/20/2043	92	88
2.500% due 12/20/2021	3	3
3.000% due 10/15/2045	48	50
3.500% due 02/20/2018 - 05/20/2046	6,208	6,579
4.000% due 01/20/2018 - 09/20/2045	7,686	8,224
4.500% due 01/15/2035 - 11/15/2040	2,883	3,184
5.000% due 11/20/2034 - 08/20/2045	6,823	7,594
5.500% due 09/15/2033 - 12/15/2039	438	493
6.000% due 05/20/2042	121	139
6.500% due 07/15/2024 - 08/15/2038	583	679
7.500% due 08/15/2027	1	1
8.268% due 09/20/2045	1,174	1,223
Ginnie Mae, TBA
3.000% due 08/01/2046	9,500	9,907
3.500% due 07/01/2046 - 08/01/2046	12,700	13,476
4.000% due 07/01/2046 - 08/01/2046	16,200	17,332
4.500% due 07/01/2046 - 08/01/2046	15,500	16,852

Total U.S. Government Agencies (Cost $344,841)		349,908

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Notes
1.250% due 06/30/2023	1,000	1,005
1.625% due 04/30/2023	7,900	8,080

Total U.S. Treasury Obligations (Cost $8,918)		9,085

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
Angel Oak Mortgage Trust LLC
4.500% due 11/25/2045	72	73
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	110	111
Banc of America Funding Ltd.
0.699% due 10/03/2039	59	58
Banc of America Funding Trust
0.738% due 05/20/2035 ^	94	65
3.017% due 01/20/2047 ^	533	451
Banc of America Mortgage Trust
3.546% due 07/20/2032	10	10
Bear Stearns ALT-A Trust
3.877% due 11/25/2036 ^	1,088	828
CBA Commercial Small Balance Commercial Mortgage
0.733% due 12/25/2036	158	144
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.733% due 01/25/2035	56	51
Citigroup Mortgage Loan Trust, Inc.
1.246% due 08/25/2035 ^	890	668
COLT Funding LLC
3.000% due 05/25/2046	400	403
Countrywide Alternative Loan Trust
0.648% due 07/20/2046 ^	117	58
0.663% due 05/25/2035	539	422
0.703% due 09/25/2046 ^	450	125
0.703% due 10/25/2046 ^	139	45
0.723% due 05/25/2036 ^	12	20
0.728% due 09/20/2046	371	138
0.793% due 10/25/2046 ^	412	27
0.816% due 11/25/2035 ^	30	7

Countrywide Commercial Mortgage Trust
6.275% due 11/12/2043	606	621
Countrywide Home Loan Mortgage Pass-Through Trust
0.743% due 04/25/2035	283	228
0.753% due 04/25/2046 ^	41	29
0.793% due 03/25/2036	88	45
0.803% due 02/25/2036 ^	28	27
1.033% due 02/25/2035	9	8
1.373% due 09/25/2034	250	166
2.298% due 06/19/2031	40	36
2.385% due 04/25/2035	685	542
Credit Suisse First Boston Mortgage Securities Corp.
2.639% due 09/25/2034	281	275
Credit Suisse Mortgage Capital Certificates
4.791% due 05/27/2053	485	533
DBUBS Mortgage Trust
3.742% due 11/10/2046	82	83
GreenPoint Mortgage Funding Trust
0.653% due 10/25/2046	359	259
0.653% due 12/25/2046 ^	318	206
0.723% due 04/25/2036 ^	29	20
0.773% due 09/25/2046 ^	360	158
0.793% due 10/25/2046	353	206
GSR Mortgage Loan Trust
0.713% due 08/25/2046	319	141
HarborView Mortgage Loan Trust
0.638% due 07/21/2036	205	165
0.679% due 03/19/2036	68	48
0.698% due 09/19/2046 ^	4	0
HomeBanc Mortgage Trust
0.633% due 12/25/2036	212	188
IndyMac Mortgage Loan Trust
0.653% due 06/25/2046	171	128
0.653% due 11/25/2046	330	239
La Hipotecaria Panamanian Mortgage Trust
3.008% due 11/24/2042	1,173	1,201
LB Commercial Mortgage Trust
5.517% due 07/15/2044	86	89
Lehman XS Trust
0.773% due 11/25/2046 ^	365	162
MASTR Adjustable Rate Mortgages Trust
0.753% due 05/25/2047 ^	328	209
0.793% due 05/25/2047 ^	328	151
MASTR Alternative Loan Trust
0.853% due 03/25/2036	1,135	195
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.142% due 11/15/2031	106	99
Residential Accredit Loans, Inc. Trust
0.653% due 12/25/2046 ^	322	222
0.683% due 05/25/2037 ^	68	17
0.723% due 05/25/2046 ^	312	195
3.275% due 08/25/2035 ^	211	110
Sequoia Mortgage Trust
1.148% due 10/19/2026	72	70
1.208% due 10/20/2027	15	15
Structured Asset Mortgage Investments Trust
1.108% due 09/19/2032	42	40
Thornburg Mortgage Securities Trust
2.469% due 09/25/2037	116	114
UBS-Barclays Commercial Mortgage Trust
1.431% due 04/10/2046 (a)	3,367	210
WaMu Commercial Mortgage Securities Trust
5.648% due 03/23/2045	123	124
WaMu Mortgage Pass-Through Certificates Trust
0.953% due 07/25/2044	189	172
1.153% due 12/25/2045	325	137
Washington Mutual Mortgage Pass-Through Certificates Trust
0.703% due 07/25/2046 ^	30	13
1.157% due 12/25/2046	292	197
1.207% due 04/25/2047 ^	63	6
Wells Fargo Commercial Mortgage Trust
2.199% due 10/15/2045 (a)	3,284	265

Total Non-Agency Mortgage-Backed Securities (Cost $13,109)		12,068

ASSET-BACKED SECURITIES 11.3%
ACE Securities Corp. Home Equity Loan Trust
0.593% due 07/25/2036	2,028	1,375
Aegis Asset-Backed Securities Trust
1.153% due 03/25/2035	300	251
Amortizing Residential Collateral Trust
1.033% due 07/25/2032	25	24
1.153% due 10/25/2031	14	12
Amresco Residential Securities Corp. Mortgage Loan Trust
0.948% due 06/25/2028	108	103
1.008% due 06/25/2027	8	8

1.008% due 09/25/2027	87	86
1.083% due 09/25/2028	283	270
Bayview Opportunity Master Fund Trust
2.981% due 07/28/2034	528	528
Centex Home Equity Loan Trust
0.753% due 01/25/2032	12	11
CIT Group Home Equity Loan Trust
0.993% due 06/25/2033	90	85
Citigroup Global Markets Mortgage Securities, Inc.
1.428% due 10/25/2028	98	97
Citigroup Mortgage Loan Trust, Inc.
0.613% due 12/25/2036	1,186	764
Conseco Finance Home Equity Loan Trust
1.942% due 05/15/2032	452	445
Countrywide Asset-Backed Certificates
0.593% due 04/25/2047	312	263
1.133% due 06/25/2033	148	145
Denali Capital CLO Ltd.
0.865% due 01/22/2022	376	370
Dryden Senior Loan Fund
1.798% due 01/15/2022	918	916
EMC Mortgage Loan Trust
1.203% due 08/25/2040	77	72
Fortress Credit BSL Ltd.
1.813% due 01/19/2025	400	396
GCAT LLC
4.250% due 10/25/2019	263	265
4.500% due 03/25/2021	1,000	1,010
GSAA Home Equity Trust
0.753% due 03/25/2037	391	229
Home Equity Asset Trust
1.053% due 11/25/2032	3	2
HSI Asset Securitization Corp. Trust
0.593% due 01/25/2037	557	389
Morgan Stanley ABS Capital, Inc. Trust
0.583% due 01/25/2037	1,309	666
Morgan Stanley Mortgage Loan Trust
0.813% due 04/25/2037	846	405
Muir Grove CLO Ltd.
1.258% due 03/25/2020	409	407
NYMT Residential
4.000% due 03/25/2021	771	774
Ocean Trails CLO
0.865% due 06/27/2022	1,778	1,755
Renaissance Home Equity Loan Trust
1.213% due 12/25/2032	54	51
Residential Asset Securities Corp. Trust
0.703% due 11/25/2036	779	462
Saxon Asset Securities Trust
2.203% due 12/25/2037	296	236
Securitized Asset-Backed Receivables LLC Trust
1.098% due 01/25/2035	1,038	840
SMB Private Education Loan Trust
1.342% due 07/15/2022	1,232	1,234
Specialty Underwriting & Residential Finance Trust
1.133% due 01/25/2034	35	31
Structured Asset Investment Loan Trust
0.763% due 01/25/2036	1,600	1,212
United National Home Loan Owner Trust
7.410% due 03/25/2025 ^	64	66
Vericrest Opportunity Loan Trust
3.375% due 11/25/2054	56	55
4.250% due 03/26/2046	1,157	1,168
VOLT LLC
3.375% due 10/25/2054	53	52
3.375% due 02/25/2055	76	75
3.625% due 10/25/2057	78	78
3.875% due 04/25/2055	30	30
4.250% due 03/26/2046	948	950

Voya CLO Ltd.
1.928% due 10/15/2022	5,000	4,989

Total Asset-Backed Securities (Cost $23,350)		23,652

SHORT-TERM INSTRUMENTS 6.2%
REPURCHASE AGREEMENTS (e) 6.2%		12,828

Total Short-Term Instruments (Cost $12,828)		12,828

Total Investments in Securities (Cost $405,906)		410,399

	SHARES
INVESTMENTS IN AFFILIATES 4.8%
SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	1,003,764	9,921

Total Short-Term Instruments (Cost $9,920)		9,921

Total Investments in Affiliates (Cost $9,920)		9,921

Total Investments 201.7% (Cost $415,826)		$420,320
Financial Derivative Instruments (f)(g) 0.0% (Cost or Premiums, net $(34))		(18)
Other Assets and Liabilities, net (101.7)%		(211,933)

Net Assets 100.0%		$208,369

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Zero coupon security.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	(0.650)%	06/30/2016	07/01/2016	$3,038	U.S. Treasury Notes 1.625% due 05/15/2026	$(3,045)	$3,037	$3,037
	0.500	06/29/2016	07/06/2016	8,579	U.S. Treasury Notes 1.500% due 02/28/2023	(8,568)	8,579	8,579
	0.680	06/30/2016	07/01/2016	1,104	U.S. Treasury Notes 1.250% due 06/30/2023	(1,106)	1,104	1,104
SSB	0.010	06/30/2016	07/01/2016	108	U.S. Treasury Notes 0.750% due 12/31/2017	(110)	108	108

Total Repurchase Agreements						$(12,829)	$12,828	$12,828

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2016 was $(49) at a weighted average interest rate of 0.370%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
Fannie Mae, TBA	2.500%	07/01/2031	$1,500	$(1,544)	$(1,552)
Fannie Mae, TBA	3.000	08/01/2031	500	(524)	(524)
Fannie Mae, TBA	3.000	07/01/2046	6,000	(6,201)	(6,227)
Fannie Mae, TBA	3.500	07/01/2046	2,000	(2,109)	(2,110)
Fannie Mae, TBA	4.000	07/01/2046	20,400	(21,843)	(21,870)
Fannie Mae, TBA	6.000	07/01/2046	5,000	(5,705)	(5,719)
Ginnie Mae, TBA	2.500	07/01/2046	4,000	(4,018)	(4,068)
Ginnie Mae, TBA	4.500	07/01/2046	11,000	(12,089)	(12,106)
Ginnie Mae, TBA	5.000	07/01/2046	7,000	(7,752)	(7,787)
U.S. Treasury Notes	1.250	06/30/2023	1,100	(1,108)	(1,106)
U.S. Treasury Notes	1.500	02/28/2023	8,400	(8,366)	(8,544)
U.S. Treasury Notes	1.625	05/15/2026	0	(1)	0
U.S. Treasury Notes	1.625	05/15/2026	3,000	(3,043)	(3,056)

Total Short Sales				$(74,303)	$(74,669)

(2)	Payable for short sales includes $30 of accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	Short	09/2016	71	$(226)	$6	$0

Total Futures Contracts				$(226)	$6	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.200%	02/03/2026	$12,000	$(1,001)	$(636)	$24	$0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	1,650	(250)	(117)	18	0

					$(1,251)	$(753)	$42	$0

Total Swap Agreements					$(1,251)	$(753)	$42	$0

(1)	Unsettled variation margin asset of $1 and liability of $(1) for closed swap agreements is outstanding at period end.

Cash of $877 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	07/05/2016	$21,800	$8	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae 3.500% due 09/01/2046	$92.000	09/07/2016	$13,000	$1	$0
JPM	Put - OTC Fannie Mae 3.500% due 07/01/2046	73.000	07/07/2016	18,000	1	0
	Put - OTC Fannie Mae 4.000% due 07/01/2046	76.000	07/07/2016	6,000	(1)	0
	Put - OTC Ginnie Mae 3.500% due 07/01/2046	75.000	07/07/2016	8,000	0	0
	Put - OTC Ginnie Mae 4.500% due 07/01/2046	78.000	07/07/2016	15,000	1	0

					$2	$0

Total Purchased Options					$10	$0

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae 3.000% due 07/01/2046	$101.672	07/07/2016	$1,000	$(3)	$0
	Call - OTC Fannie Mae 3.000% due 07/01/2046	102.391	07/07/2016	1,000	(3)	(14)
FBF	Call - OTC Fannie Mae 3.000% due 07/01/2046	103.094	07/07/2016	500	(1)	(3)
	Call - OTC Fannie Mae 3.500% due 08/01/2046	104.813	08/04/2016	3,000	(11)	(19)
	Put - OTC Fannie Mae 3.500% due 08/01/2046	104.813	08/04/2016	3,000	(11)	(3)
	Call - OTC Fannie Mae 3.500% due 08/01/2046	104.938	08/04/2016	1,500	(5)	(8)
	Put - OTC Fannie Mae 3.500% due 08/01/2046	104.938	08/04/2016	1,500	(5)	(2)
JPM	Call - OTC Fannie Mae 3.000% due 07/01/2046	102.563	07/07/2016	500	(1)	(6)
	Call - OTC Fannie Mae 3.000% due 07/01/2046	102.922	07/07/2016	500	(2)	(4)
	Call - OTC Fannie Mae 3.000% due 07/01/2046	103.098	07/07/2016	1,000	(2)	(7)

					$(44)	$(66)

Total Written Options					$(44)	$(66)

(h)	Securities with an aggregate market value of $9 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,848	$0	$1,848
Industrials	0	1,009	0	1,009
U.S. Government Agencies	0	349,795	113	349,908
U.S. Treasury Obligations	0	9,085	0	9,085
Non-Agency Mortgage-Backed Securities	0	10,464	1,604	12,068
Asset-Backed Securities	0	23,652	0	23,652
Short-Term Instruments
Repurchase Agreements	0	12,829	0	12,829
	$0	$408,682	$1,717	$410,399

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,921	$0	$0	$9,921

Total Investments	$9,921	$408,682	$1,717	$420,320

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(61,963)	0	(61,963)
U.S. Treasury Obligations	0	(12,706)	0	(12,706)
	$0	$(74,669)	$0	$(74,669)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$6	$42	$0	$48

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(66)	$0	$(66)

Totals	$9,927	$333,989	$1,717	$345,633

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Multi-Strategy Alternative Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
SHORT-TERM NOTES 4.3%
Federal Home Loan Bank
0.309% due 08/03/2016 (b)(c)	$100	$100
0.314% due 07/27/2016 - 08/05/2016 (b)(c)	300	300
0.325% due 08/10/2016 (b)(c)	500	500
0.340% due 07/19/2016 (b)(c)	1,400	1,399
0.362% due 07/20/2016 (b)(c)	600	600

		2,899

U.S. TREASURY BILLS 0.6%
0.182% due 07/21/2016 - 11/03/2016 (a)(b)	401	401

Total Short-Term Instruments (Cost $3,300)		3,300

Total Investments in Securities (Cost $3,300)		3,300

	SHARES
INVESTMENTS IN AFFILIATES 94.6%
MUTUAL FUNDS (d) 75.2%
PIMCO Credit Absolute Return Fund	2,439,092	23,245
PIMCO EqS® Long/Short Fund	505,662	5,911
PIMCO Mortgage Opportunities Fund	603,262	6,678
PIMCO RAE Worldwide Long/Short PLUS Fund	622,110	6,146
PIMCO TRENDS Managed Futures Strategy Fund	865,544	8,344
PIMCO Unconstrained Bond Fund	62,776	647

Total Mutual Funds (Cost $50,642)		50,971

SHORT-TERM INSTRUMENTS 19.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.4%
PIMCO Short-Term Floating NAV Portfolio III	1,332,298	13,169

Total Short-Term Instruments (Cost $13,166)		13,169

Total Investments in Affiliates (Cost $63,808)		64,140

Total Investments 99.5% (Cost $67,108)		$67,440
Financial Derivative Instruments (e)(f) 0.7% (Cost or Premiums, net $25)		485
Other Assets and Liabilities, net (0.2)%		(156)

Net Assets 100.0%		$67,769

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Institutional Class Shares of each Fund.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
Put Options Strike @ EUR 132.000 on Euro-Bobl September Futures	Long	08/2016	27	$(5)	$0	$0

Total Futures Contracts				$(5)	$0	$0

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill *	2.250%	06/16/2026	CAD	4,250	$90	$35	$3	$0
Pay	3-Month USD-LIBOR *	2.100	05/20/2026		$300	4	4	0	(1)
Pay	6-Month AUD-BBR-BBSW *	2.750	06/17/2026	AUD	1,870	22	18	2	0
Receive	6-Month EUR-EURIBOR *	0.475	01/30/2021	EUR	17,200	(197)	2	2	0
Pay	6-Month EUR-EURIBOR *	1.100	05/20/2026		270	5	0	0	1
Pay	6-Month EUR-EURIBOR *	0.975	01/31/2027		3,400	203	1	1	0
Receive	6-Month GBP-LIBOR *	1.900	05/18/2026	GBP	2,410	(81)	(41)	0	(1)
Receive	6-Month JPY-LIBOR *	0.300	05/25/2026	JPY	85,000	(10)	(4)	0	0

						$36	$15	$8	$(1)

Total Swap Agreements						$36	$15	$8	$(1)

*	This security has a forward starting effective date.
(1)	Unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.

Cash of $144 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	08/2016	AUD	26		$19	$0	$0
	08/2016		$483	AUD	664	12	0
	08/2016		68	CAD	88	0	0
BOA	08/2016	EUR	6		$7	0	0
	08/2016		$26	AUD	35	0	0
	08/2016		471	EUR	419	0	(5)
BPS	08/2016	AUD	129		$95	0	(1)
	08/2016	EUR	8		9	0	0
	08/2016	JPY	4,600		45	1	0
	08/2016		$457	AUD	619	4	0
	08/2016		162	EUR	147	1	0
BRC	07/2016	AUD	46	JPY	3,520	0	0
	08/2016		$177	AUD	240	2	0
	08/2016		21	JPY	2,200	0	0
	10/2016		343	SGD	465	2	0
	01/2017		368		502	3	0
CBK	07/2016		190	RUB	12,606	7	0
	07/2016		190	TRY	570	8	0
	08/2016	AUD	135		$101	1	0
	08/2016	CAD	586		458	5	(1)
	08/2016	CHF	48		49	0	(1)
	08/2016	EUR	538		610	12	0
	08/2016	JPY	7,600		69	0	(5)
	08/2016	SGD	310		225	0	(5)
	08/2016		$161	AUD	221	3	0
	08/2016		280	EUR	249	0	(3)
	08/2016		9	GBP	6	0	(1)
	08/2016		349	JPY	37,377	13	0
	10/2016		189	SGD	261	5	0
	01/2017		196	CNH	1,318	0	0
DUB	07/2016		190	ZAR	2,891	6	0
	08/2016		42	GBP	29	0	(3)
	09/2016	CNH	1,003		$146	0	(4)
	01/2017		5,134		773	10	0
	01/2017	JPY	323,506	CAD	3,927	0	(116)
	01/2017	SGD	296		$203	0	(16)
	01/2017		$609	CNH	4,178	12	0
	01/2017		850	SGD	1,150	2	0
GLM	07/2016		500	JPY	54,274	26	0
	08/2016	AUD	71		$52	0	0
	08/2016	CAD	79		61	0	(1)
	08/2016	EUR	110		125	3	0
	08/2016	GBP	30		40	0	0
	08/2016	JPY	8,000		74	0	(4)
	08/2016		$1,013	AUD	1,381	15	0
	08/2016		18	CAD	23	0	0
	08/2016		400	CNH	2,686	2	0
	08/2016		966	EUR	846	0	(26)
	08/2016		12	GBP	8	0	(1)
	10/2016	SGD	162		$120	0	0
	01/2017		93		69	0	0
	02/2017	CNH	3,381		500	0	(2)
HUS	07/2016	AUD	354		259	0	(5)
	07/2016	CAD	655		510	3	0
	07/2016		$160	CAD	210	3	0
	08/2016	CAD	1,189		$918	0	(3)
	08/2016	CNH	232		35	0	0
	08/2016	GBP	18		26	2	0
	08/2016	JPY	33,642		312	0	(14)
	09/2016	CNH	1,808		276	6	0
	10/2016	SGD	559		411	0	(3)
	10/2016		$84	SGD	114	0	0
	01/2017	CNH	1,398		$202	0	(6)
	01/2017		$260	CNH	1,757	1	0
JPM	08/2016	CAD	1,305		$1,009	1	(3)
	08/2016	EUR	8		9	0	0
	08/2016	JPY	23,100		210	0	(14)
	08/2016	SGD	207		154	1	0
	08/2016		$666	AUD	909	11	0
	08/2016		122	CAD	156	0	(1)
	08/2016		182	CNH	1,204	0	(2)
	08/2016		300	EUR	267	0	(4)
	08/2016		4	GBP	3	0	0
	08/2016		49	IDR	659,785	1	0
	08/2016		20	INR	1,357	0	0
	08/2016		69	JPY	7,600	5	0
	08/2016		44	KRW	51,590	1	0
	08/2016		166	MYR	681	5	0
	08/2016		64	THB	2,259	0	0
	08/2016		62	TWD	2,005	0	0
	01/2017	JPY	9,864	CAD	120	0	(3)
	01/2017		$129	SGD	187	10	0
	05/2017	CNH	3,051		$456	6	0
MSB	07/2016	AUD	323		233	0	(8)
	07/2016	KRW	152,272		130	0	(2)
	08/2016	CAD	210		163	0	0
	08/2016	JPY	5,500		51	0	(3)
	08/2016		$13	JPY	1,400	0	0
	10/2016	SGD	1,301		$964	0	0
	01/2017	AUD	4,117	JPY	328,887	159	0
	01/2017	CNH	888		$129	0	(3)
	01/2017	SGD	2,723		2,015	0	(3)
RBC	08/2016		$339	JPY	36,900	19	0
SCX	08/2016	CNH	331		$50	1	0
	08/2016	JPY	5,600		51	0	(3)
	08/2016		$166	AUD	226	3	0
	08/2016		5	CAD	7	0	0
	01/2017		900	CNH	5,963	0	(13)
	05/2017		450	CNY	3,052	0	(1)
SOG	07/2016		190	BRL	676	20	0
	08/2016	CNH	661		$100	1	0
	08/2016	SGD	1,790		1,330	3	(1)
	08/2016		$69	SGD	94	0	0
	10/2016	SGD	186		$138	0	0
	10/2016		$103	SGD	141	1	0
	01/2017		939		1,272	4	0
	02/2017	CNH	2,429		$365	4	0
UAG	08/2016		99		15	0	0
	08/2016	EUR	45		50	0	0
	08/2016	JPY	500		5	0	0
	08/2016		$202	EUR	178	0	(4)
	08/2016		28	GBP	21	0	0

Total Forward Foreign Currency Contracts						$426	$(294)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EURO STOXX 50 Index D&I @ 2,864.960	EURUSD	1.084	07/15/2016	EUR	0	$6	$3

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC AUD versus JPY	JPY	53.000	08/05/2016	AUD	610	$0	$0
	Put - OTC EUR Versus USD		$0.930	08/02/2016	EUR	700	0	0
	Call - OTC USD versus CAD	CAD	1.540	08/02/2016		$400	0	0
BPS	Call - OTC USD versus CAD		1.500	07/14/2016		800	0	0
	Put - OTC USD versus CNH	CNH	6.000	08/09/2016		500	0	0
BRC	Put - OTC AUD versus JPY	JPY	52.000	07/14/2016	AUD	3,500	0	0
DUB	Call - OTC AUD versus JPY		85.180	10/12/2016		770	32	2
	Put - OTC AUD versus JPY		85.180	10/12/2016		770	29	67
	Put - OTC CAD versus JPY		74.800	01/11/2017	CAD	2,637	42	45
	Call - OTC EUR versus JPY		135.870	10/12/2016	EUR	902	44	1
	Put - OTC EUR versus JPY		135.870	10/12/2016		902	41	186
GLM	Put - OTC USD versus SGD	SGD	1.200	07/08/2016		$625	0	0
HUS	Call - OTC EUR versus USD		$1.141	09/07/2016	EUR	850	17	6
	Put - OTC EUR versus USD		1.141	09/07/2016		850	17	31
	Put - OTC USD versus CNH	CNH	6.443	08/16/2016		$100	1	0
MSB	Call - OTC AUD versus JPY	JPY	86.710	01/11/2017	AUD	2,674	39	11
SOG	Put - OTC USD versus CNH	CNH	6.444	08/17/2016		$100	1	0
UAG	Call - OTC AUD versus USD		$0.900	07/11/2016	AUD	4,000	0	0
	Call - OTC USD versus CAD	CAD	1.560	07/11/2016		$3,000	0	0
	Put - OTC USD versus JPY	JPY	72.000	08/05/2016		600	0	0

							$263	$349

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.475%	01/27/2017	EUR	19,200	$104	$230
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.600	09/12/2016		$2,700	23	76

								$127	$306

Total Purchased Options								$396	$658

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC CAD versus JPY	JPY	88.950	01/11/2017	CAD	2,637	$(33)	$(13)
	Call - OTC SGD versus JPY		84.250	10/12/2016	SGD	2,200	(73)	(3)
	Put - OTC SGD versus JPY		84.250	10/12/2016		2,200	(62)	(172)
HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		$100	(1)	0
MSB	Put - OTC AUD versus JPY	JPY	70.200	01/11/2017	AUD	2,674	(53)	(44)
SOG	Call - OTC USD versus CNH	CNH	6.976	08/17/2016		$100	(1)	0

							$(223)	$(232)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.090%	08/26/2016	EUR	3,400	$(6)	$(1)
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.975	01/27/2017		4,000	(121)	(249)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.355	09/12/2016		$600	(21)	(71)

								$(148)	$(321)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$31	$0	$0

Total Written Options					$(371)	$(553)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/ Receive (2)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RACNLGT Index	9,284	1-Month USD-LIBOR plus a specified spread	01/19/2017	$11,486	$0	$257	$257	$0
	Pay	RACNSGT Index	8,902	1-Month USD-LIBOR plus a specified spread	01/19/2017	11,264	0	(280)	0	(280)
	Pay	S&P 500 Total Return Index	3,178	1-Month USD-LIBOR plus a specified spread	01/19/2017	12,439	0	(170)	0	(170)
DUB	Receive	ERAUSLT Index	55,331	1-Month USD-LIBOR plus a specified spread	01/19/2017	12,691	0	214	214	0
JPM	Receive	JMABFNJ1 Index	10,230	0.700%	08/15/2016	1,033	0	12	12	0

								$33	$483	$(450)

(2)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	AUD versus USD 1-Year ATM Implied Volatility	13.300%	09/08/2016	$480	$0	$(4)	$0	$(4)
	Receive	AUD versus USD 1-Year ATM Implied Volatility	13.400	09/29/2016	820	0	(8)	0	(8)
	Receive	USD versus JPY 1-Year ATM Implied Volatility	10.125	10/17/2016	700	0	14	14	0
	Pay	USD versus ZAR 1-Year ATM Implied Volatility	21.100	09/29/2016	820	0	(9)	0	(9)
CBK	Receive	USD versus JPY 1-Year ATM Implied Volatility	10.050	10/17/2016	600	0	13	13	0
	Receive	USD versus JPY 1-Year ATM Implied Volatility	10.050	10/19/2016	600	0	13	13	0
	Pay	USD versus KRW 1-Year ATM Implied Volatility	12.900	01/25/2017	1,000	0	13	13	0
DUB	Receive	AUD versus JPY 1-Year ATM Implied Volatility	16.200	09/08/2016	200	0	1	1	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	680	0	22	22	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	680	0	22	22	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	890	0	32	32	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	09/14/2016	100	0	2	2	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.400	12/06/2016	470	0	10	10	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	03/22/2017	90	0	2	2	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.150	03/30/2017	100	0	1	1	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.300	06/15/2017	500	0	5	5	0
	Receive	EUR versus CHF 1-Year ATM Implied Volatility	10.850	06/15/2017	500	0	(6)	0	(6)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	680	0	(5)	0	(5)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	680	0	(11)	0	(11)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	890	0	(17)	0	(17)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.000	09/14/2016	100	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.800	12/06/2016	470	0	(7)	0	(7)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.300	03/22/2017	90	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.050	03/30/2017	100	0	(1)	0	(1)
	Pay	BRL versus JPY 1-Year ATM Implied Volatility	29.500	10/17/2016	156,900	0	94	94	0
	Receive	USD versus BRL 1-Year ATM Implied Volatility	24.500	10/17/2016	1,300	0	(58)	0	(58)
	Pay	USD versus KRW 1-Year ATM Implied Volatility	12.700	01/25/2017	1,000	0	11	11	0
	Pay	USD versus ZAR 1-Year ATM Implied Volatility	21.300	09/08/2016	480	0	(3)	0	(3)
GLM	Receive	AUD versus JPY 1-Year ATM Implied Volatility	15.600	09/29/2016	600	0	7	7	0
	Pay	EUR versus MXN 1-Year ATM Implied Volatility	15.400	10/20/2016	480	0	0	0	0
	Pay	BRL versus JPY 1-Year ATM Implied Volatility	30.500	10/19/2016	78,000	0	54	54	0
	Receive	USD versus BRL 1-Year ATM Implied Volatility	25.500	10/19/2016	600	0	(33)	0	(33)
	Pay	USD versus KRW 1-Year ATM Implied Volatility	13.050	01/13/2017	700	0	11	11	0
	Pay	USD versus KRW 1-Year ATM Implied Volatility	13.800	02/17/2017	1,000	0	21	21	0
	Receive	USD versus NOK 1-Year ATM Implied Volatility	13.050	01/25/2017	1,000	0	(1)	0	(1)
	Receive	USD versus NOK 1-Year ATM Implied Volatility	13.200	01/25/2017	1,000	0	(3)	0	(3)
HUS	Receive	USD versus CAD 1-Year ATM Implied Volatility	9.950	01/16/2017	1,000	0	12	12	0
JPM	Receive	EUR versus NZD 1-Year ATM Implied Volatility	13.250	10/20/2016	500	0	(2)	0	(2)
	Pay	USD versus KRW 1-Year ATM Implied Volatility	12.675	01/25/2017	1,000	0	11	11	0
	Receive	USD versus NOK 1-Year ATM Implied Volatility	13.000	01/25/2017	1,000	0	(1)	0	(1)
UAG	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.600	08/11/2016	680	0	18	18	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.500	08/11/2016	680	0	(6)	0	(6)

						$0	$212	$389	$(177)

Total Swap Agreements						$0	$245	$872	$(627)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Short-Term Instruments
Short-Term Notes	$0	$2,899	$0	$2,899
U.S. Treasury Bills	0	401	0	401
	$0	$3,300	$0	$3,300

Investments in Affiliates, at Value
Mutual Funds	50,971	0	0	50,971
Short-Term Instruments
Central Funds Used for Cash Management Purposes	13,169	0	0	13,169

	$64,140	$0	$0	$64,140

Total Investments	$64,140	$3,300	$0	$67,440

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	8	0	8
Over the counter	0	1,953	3	1,956
	$0	$1,961	$3	$1,964

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1)	0	(1)
Over the counter	0	(1,474)	0	(1,474)

	$0	$(1,475)	$0	$(1,475)

Totals	$64,140	$3,786	$3	$67,929

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Bond Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.8%
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.7%
IFP Funding LLC
6.500% due 04/01/2017	$5,000	$4,998

Total Corporate Bonds & Notes (Cost $5,000)		4,998

MUNICIPAL BONDS & NOTES 100.1%
ALABAMA 2.5%
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,332
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	12,521
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	2,000	2,785

		18,638

ARIZONA 0.6%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	4,436

CALIFORNIA 16.9%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	6,047
5.000% due 12/01/2032	3,000	3,621
5.000% due 12/01/2033	3,500	4,214
5.000% due 12/01/2034	3,000	3,591
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,890
5.000% due 04/01/2038	10,000	11,958
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,150
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (c)	12,375	15,057
California Pollution Control Financing Authority Revenue Bonds, Series 2010
0.900% due 08/01/2023	15,000	15,000
California Pollution Control Financing Authority Revenue Notes, Series 2015
3.000% due 11/01/2025	1,750	1,895
California State General Obligation Bonds, Series 2004
0.270% due 05/01/2034	4,200	4,200
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	11,790
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	4,500	5,284
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2030	875	1,036
5.000% due 12/01/2031	650	766
5.000% due 12/01/2036	1,000	1,156
5.250% due 12/01/2056	5,000	5,777
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
4.500% due 06/01/2027	4,800	4,892
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,989
Kaweah Delta Health Care District, California Revenue Bonds, Series 2015
4.000% due 06/01/2045	1,000	1,092
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,593
5.125% due 05/01/2030	1,500	1,734
5.125% due 05/01/2031	1,500	1,726
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 1998
0.000% due 07/01/2018 (b)	2,385	2,344

		123,803

COLORADO 4.7%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,560
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	290	291

Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	10,000	11,547
Colorado Health Facilities Authority Revenue Bonds, Series 2016
5.000% due 11/15/2036 (a)	5,000	6,464
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	14,885

		34,747

DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	2,500	3,075

FLORIDA 4.5%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,500	1,761
Escambia County, Florida Revenue Bonds, Series 2003
1.150% due 06/01/2023	3,000	3,009
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	5,378
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	7,534
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	869
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2015
5.000% due 06/01/2035	1,920	2,129
5.000% due 06/01/2048	2,000	2,189
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	3,008
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	5,985	6,783

		32,660

GEORGIA 2.9%
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	17,583
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	3,000	3,552

		21,135

IDAHO 1.0%
Idaho State General Obligation Notes, Series 2016
2.000% due 06/30/2017 (a)	7,000	7,091

ILLINOIS 7.4%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	2,250	2,307
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2040	4,500	4,595
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	3,350	3,418
Chicago, Illinois General Obligation Bonds, Series 2011
5.000% due 01/01/2040	1,650	1,650
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2035	5,000	5,150
5.500% due 01/01/2039	4,500	4,598
Chicago, Illinois Waterworks Revenue Bonds, Series 1999
5.000% due 11/01/2029	1,000	1,216
Illinois Finance Authority Revenue Bonds, Series 2009
0.390% due 08/01/2043	1,900	1,900
5.750% due 07/01/2033	1,800	1,981
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	542
Illinois Finance Authority Revenue Bonds, Series 2016
1.670% due 05/01/2036	1,000	1,001
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	1,700	1,705
Illinois State General Obligation Bonds, Series 2012
5.000% due 03/01/2032	1,345	1,451
5.000% due 03/01/2036	1,185	1,274
Illinois State General Obligation Bonds, Series 2013
5.500% due 07/01/2025	2,135	2,463
Illinois State General Obligation Bonds, Series 2016
5.000% due 01/01/2027	4,000	4,529
5.000% due 01/01/2033	5,000	5,550
Illinois State General Obligation Notes, Series 2014
5.000% due 05/01/2024	5,000	5,688

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019 (b)	2,945	2,811

		53,829

INDIANA 0.6%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	546
Whiting, Indiana Revenue Bonds, Series 2016
5.000% due 03/01/2046	3,000	3,564

		4,110

IOWA 0.4%
Iowa Finance Authority Revenue Bonds, Series 2013
5.250% due 12/01/2025	2,575	2,805

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	576

MAINE 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 07/01/2046 (a)	1,000	1,043
5.000% due 07/01/2046 (a)	1,000	1,161

		2,204

MARYLAND 1.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	7,500	8,856

MASSACHUSETTS 1.1%
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	6,660	8,102

MICHIGAN 0.8%
Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	2,000	2,206
Michigan Finance Authority Revenue Notes, Series 2014
3.875% due 10/01/2023	3,000	3,311

		5,517

MISSOURI 0.3%
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,114

NEBRASKA 1.3%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,758
Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,535

		9,293

NEW HAMPSHIRE 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue Notes, Series 2007
5.000% due 07/01/2017	1,075	1,119

NEW JERSEY 6.5%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	235	246
6.500% due 04/01/2031	500	624
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2033	3,000	3,398
New Jersey Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2027 (a)	1,500	1,823
5.000% due 07/01/2033 (a)	1,000	1,186
5.000% due 07/01/2041 (a)	1,000	1,187
New Jersey Educational Facilities Authority Revenue Notes, Series 2016
5.000% due 07/01/2025 (a)	5,000	6,070
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	3,883
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,541
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
5.250% due 12/15/2023	6,500	7,544
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	1,750	1,962

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2012
5.000% due 06/15/2042	5,000	5,486
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	3,000	3,353
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2025	2,380	2,741
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	5,000	4,888

		47,932

NEW MEXICO 0.2%
New Mexico Mortgage Finance Authority Revenue Bonds, (FHLMC/FNMA/GNMA Insured), Series 2008
5.000% due 07/01/2025	1,450	1,507

NEW YORK 16.4%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,788
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
5.500% due 09/01/2045	5,000	6,038
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,000	1,197
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	10,000	12,196
New York City, New York General Obligation Bonds, Series 2010
0.440% due 03/01/2039	11,500	11,500
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,172
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	7,043
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	8,651
5.000% due 02/01/2028	8,140	9,967
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2015
5.000% due 11/01/2026 (c)	15,000	19,490
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,960
5.750% due 11/15/2051	5,000	5,976
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	3,535	4,102
5.375% due 11/15/2040	2,000	2,382
New York State Urban Development Corp. Revenue Bonds, Series 2016
5.000% due 03/15/2027	6,000	7,793
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 08/01/2026	2,000	2,207
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2020	1,000	1,095
5.000% due 08/01/2021	2,000	2,232
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,439

		120,228

NORTH CAROLINA 1.8%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,848
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	2,500	2,893
North Carolina Medical Care Commission Revenue Bonds, Series 2016
5.000% due 10/01/2031	225	274
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	1,923
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2016
5.000% due 01/01/2028	2,000	2,585

		13,523

OHIO 10.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	14,525	14,252
5.375% due 06/01/2024	6,885	6,817
5.875% due 06/01/2047	12,000	11,906
6.500% due 06/01/2047	2,450	2,515
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	5,245	6,059
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,330
5.250% due 02/15/2029	2,900	3,553
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	10,000	10,389

Ohio State Water Development Authority Revenue Bonds, Series 2006
4.000% due 12/01/2033	15,000	15,478

		74,299

OREGON 0.2%
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,161
5.000% due 06/15/2031	500	574

		1,735

PENNSYLVANIA 0.9%
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	1,024
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,677

		6,701

TENNESSEE 0.9%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,817
5.000% due 02/01/2024	1,400	1,703

		6,520

TEXAS 11.8%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	5,000	5,969
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2016
5.000% due 12/01/2041	3,500	4,328
Godley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2008
5.250% due 02/15/2028	3,000	3,224
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	5,189
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.380% due 12/01/2024	1,500	1,500
Harris County, Texas Revenue Bonds, Series 2016
5.000% due 08/15/2041 (a)	1,500	1,869
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.875% due 05/15/2021	155	180
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2003
0.370% due 08/01/2022	1,900	1,900
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2012
0.350% due 05/01/2046	5,700	5,700
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	2,000	2,183
5.000% due 04/01/2031	325	387
5.000% due 04/01/2036	355	416
5.000% due 07/01/2046	10,310	11,895
North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	938
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	7,000	7,412
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	140	144
6.000% due 09/15/2046	360	370
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,692
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,541
5.250% due 12/15/2022	3,825	4,596
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	12,000	15,549
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	5,830
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2016
5.000% due 12/31/2055	1,000	1,160
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (d)	1,200	1,311

		86,283

VIRGINIA 0.6%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,309
Richmond, Virginia Revenue Bonds, Series 2013
5.000% due 01/15/2029	2,000	2,440

		4,749

WASHINGTON 1.8%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	4,965	5,697

Washington State General Obligation Bonds, Series 2016
5.000% due 08/01/2027 (a)	2,500	3,251
5.000% due 08/01/2028 (a)	2,500	3,238
Yakima County, Washington School District No. 208 West Valley General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,246

		13,432

WISCONSIN 0.8%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2039 (c)	5,000	5,550

		5,550

WYOMING 0.8%
Uinta County, Wyoming Revenue Bonds, Series 1993
0.380% due 08/15/2020	5,700	5,700

Total Municipal Bonds & Notes (Cost $663,358)		732,269

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (e) 0.0%		278

Total Short-Term Instruments (Cost $278)		278

Total Investments in Securities (Cost $668,636)		737,545

	SHARES
INVESTMENTS IN AFFILIATES 6.9%
SHORT-TERM INSTRUMENTS 6.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.9%
PIMCO Short-Term Floating NAV Portfolio III	5,117,749	50,584

Total Short-Term Instruments (Cost $50,543)		50,584

Total Investments in Affiliates (Cost $50,543)		50,584

Total Investments 107.7% (Cost $719,179)		$788,129
Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $0)		245
Other Assets and Liabilities, net (7.7)%		(56,371)

Net Assets 100.0%		$732,003

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,200	$1,311	0.18%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$278	U.S. Treasury Notes 1.000% due 05/15/2018	$(287)	$278	$278

Total Repurchase Agreements						$(287)	$278	$278

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Asset Swaps

								Swap Agreements, at Value
Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
BOA	Illinois Receivable Trust Revenue Notes, Series 2015	Cash Flow from Underlying Asset	1-Month USD-LIBOR	04/01/2018	$12,500	$0	$245	$245	$0

Total Swap Agreements						$0	$245	$245	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$4,998	$4,998
Municipal Bonds & Notes
Alabama	0	18,638	0	18,638
Arizona	0	4,436	0	4,436
California	0	123,803	0	123,803
Colorado	0	34,747	0	34,747
District of Columbia	0	3,075	0	3,075
Florida	0	32,660	0	32,660
Georgia	0	21,135	0	21,135
Idaho	0	7,091	0	7,091
Illinois	0	53,829	0	53,829
Indiana	0	4,110	0	4,110
Iowa	0	2,805	0	2,805
Kansas	0	576	0	576
Maine	0	2,204	0	2,204
Maryland	0	8,856	0	8,856
Massachusetts	0	8,102	0	8,102
Michigan	0	5,517	0	5,517
Missouri	0	2,114	0	2,114
Nebraska	0	9,293	0	9,293
New Hampshire	0	1,119	0	1,119
New Jersey	0	47,932	0	47,932
New Mexico	0	1,507	0	1,507
New York	0	120,228	0	120,228
North Carolina	0	13,523	0	13,523
Ohio	0	74,299	0	74,299
Oregon	0	1,735	0	1,735
Pennsylvania	0	6,701	0	6,701
Tennessee	0	6,520	0	6,520
Texas	0	86,283	0	86,283
Virginia	0	4,749	0	4,749
Washington	0	13,432	0	13,432
Wisconsin	0	5,550	0	5,550
Wyoming	0	5,700	0	5,700
Short-Term Instruments
Repurchase Agreements	0	278	0	278
	$0	$732,547	$4,998	$737,545

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$50,584	$0	$0	$50,584

Total Investments	$50,584	$732,547	$4,998	$788,129

Financial Derivative Instruments - Assets
Over the counter	$0	$0	$245	$245

Totals	$50,584	$732,547	$5,243	$788,374

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO National Intermediate Municipal Bond Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.3%
MUNICIPAL BONDS & NOTES 94.5%
CALIFORNIA 2.5%
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2027	$1,005	$1,206
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2017	500	520

		1,726

COLORADO 3.2%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	500	632
Board of Governors of Colorado State University System Revenue Notes, Series 2010
5.000% due 03/01/2018	250	268
Colorado Health Facilities Authority Revenue Bonds, Series 2016
5.000% due 11/15/2036 (a)	1,000	1,292

		2,192

CONNECTICUT 2.9%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 1999
1.000% due 07/01/2033	1,000	1,004
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.260% due 07/01/2049	1,000	1,000

		2,004

DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	445	558

FLORIDA 3.5%
Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	630
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2016
5.000% due 10/01/2029	700	889
Orlando Utilities Commission, Florida Revenue Notes, Series 2013
5.000% due 10/01/2021	725	871

		2,390

GEORGIA 1.5%
Floyd County, Georgia Development Authority Revenue Bonds, Series 2010
2.350% due 07/01/2022	1,000	1,033

GUAM 1.5%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2024	850	1,030

ILLINOIS 9.2%
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2027	500	617
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2018	650	667
Chicago, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2026	1,000	1,033
Chicago, Illinois Waterworks Revenue Bonds, Series 2004
5.000% due 11/01/2027	500	613
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	331
Illinois Finance Authority Revenue Bonds, Series 2001
0.500% due 07/01/2036	750	748
Illinois State General Obligation Bonds, Series 2014
5.000% due 02/01/2025	1,000	1,120
Illinois State General Obligation Notes, Series 2016
5.000% due 01/01/2026	1,000	1,150

		6,279

INDIANA 0.2%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
5.000% due 01/15/2019	100	111

LOUISIANA 4.3%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	1,000	1,049
5.000% due 05/15/2029	1,000	1,246
Louisiana Stadium & Exposition District Revenue Bonds, Series 2013
5.000% due 07/01/2023	500	613

		2,908

MASSACHUSETTS 3.2%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 12/01/2029	750	957
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2024	1,000	1,251

		2,208

MICHIGAN 1.1%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	500	606
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	112

		718

MINNESOTA 0.2%
Northern Municipal Power Agency, Minnesota Revenue Notes, (AGC Insured), Series 2008
5.000% due 01/01/2018	100	106

MISSOURI 0.1%
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	40	47

NEBRASKA 1.3%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	750	879

NEW JERSEY 5.3%
Monmouth County, New Jersey Improvement Authority Revenue Notes, Series 2008
4.000% due 12/01/2017	5	5
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 01/01/2024	570	673
New Jersey Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2027	750	958
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	1,000	1,121
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	500	563
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	304

		3,624

NEW MEXICO 1.5%
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	1,005

NEW YORK 11.9%
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 01/01/2026	1,000	1,273
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	750	954
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,000	1,234
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	1,000	1,256
New York State Dormitory Authority Revenue Notes, Series 2016
5.000% due 07/01/2026	250	324
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,115
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 08/01/2026	1,000	1,103
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2021	190	210

Town of Oyster Bay, New York General Obligation Notes, Series 2016
3.750% due 03/31/2017	680	686

		8,155

NORTH CAROLINA 3.9%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	1,200	1,434
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,251

		2,685

OHIO 10.4%
Akron, Ohio General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2019	150	159
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	240
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	1,000	1,238
Hamilton County, Ohio Convention Facilities Authority Revenue Notes, Series 2014
5.000% due 12/01/2016	1,200	1,221
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	500	512
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,237
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	750	908
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	1,500	1,558

		7,073

OKLAHOMA 0.2%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	100	104

OREGON 1.0%
Oregon Health & Science University Revenue Bonds, Series 2012
5.000% due 07/01/2026	575	698

PENNSYLVANIA 7.1%
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	525	618
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,239
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
0.900% due 02/15/2027	1,000	1,001
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 1994
2.550% due 06/01/2029	1,000	1,023
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2024	500	613
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	250	310
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.380% due 07/01/2025	20	20

		4,824

SOUTH DAKOTA 1.4%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014
5.000% due 11/01/2024	250	312
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2027	535	661

		973

TENNESSEE 1.9%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,275

TEXAS 12.3%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	1,100	1,357
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	1,000	1,205
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	395
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	844
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	601

Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	110
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	887
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	1,000	1,059
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,500	1,944

		8,402

VIRGINIA 1.3%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	750	777
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	5	6
Virginia Resources Authority Revenue Bonds, Series 2012
5.000% due 11/01/2023	100	124

		907

WASHINGTON 0.2%
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2008
5.250% due 04/01/2019	150	168

WISCONSIN 0.6%
WPPI Energy, Wisconsin Revenue Notes, Series 2013
5.000% due 07/01/2021	365	434

Total Municipal Bonds & Notes (Cost $60,652)		64,516

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (b) 0.8%		572

Total Short-Term Instruments (Cost $572)		572

Total Investments in Securities (Cost $61,224)		65,088

	SHARES
INVESTMENTS IN AFFILIATES 4.2%
SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short-Term Floating NAV Portfolio III	287,298	2,840

Total Short-Term Instruments (Cost $2,839)		2,840

Total Investments in Affiliates (Cost $2,839)		2,840

Total Investments 99.5% (Cost $64,063)		$67,928
Other Assets and Liabilities, net 0.5%		314

Net Assets 100.0%		$68,242

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$572	U.S. Treasury Notes 0.750% due 12/31/2017	$(586)	$572	$572

Total Repurchase Agreements						$(586)	$572	$572

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$1,726	$0	$1,726
Colorado	0	2,192	0	2,192
Connecticut	0	2,004	0	2,004
District of Columbia	0	558	0	558
Florida	0	2,390	0	2,390
Georgia	0	1,033	0	1,033
Guam	0	1,030	0	1,030
Illinois	0	6,279	0	6,279
Indiana	0	111	0	111
Louisiana	0	2,908	0	2,908
Massachusetts	0	2,208	0	2,208
Michigan	0	718	0	718
Minnesota	0	106	0	106
Missouri	0	47	0	47
Nebraska	0	879	0	879
New Jersey	0	3,624	0	3,624
New Mexico	0	1,005	0	1,005
New York	0	8,155	0	8,155
North Carolina	0	2,685	0	2,685
Ohio	0	7,073	0	7,073
Oklahoma	0	104	0	104
Oregon	0	698	0	698
Pennsylvania	0	4,824	0	4,824
South Dakota	0	973	0	973
Tennessee	0	1,275	0	1,275
Texas	0	8,402	0	8,402
Virginia	0	907	0	907
Washington	0	168	0	168
Wisconsin	0	434	0	434
Short-Term Instruments
Repurchase Agreements	0	572	0	572
	$0	$65,088	$0	$65,088

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,840	$0	$0	$2,840

Total Investments	$2,840	$65,088	$0	$67,928

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO New York Municipal Bond Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.3%
MUNICIPAL BONDS & NOTES 94.1%
CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	$100	$104

ILLINOIS 1.0%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	2,000	2,063

NEW YORK 93.0%
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,064
Battery Park City Authority, New York Revenue Bonds, Series 2013
5.000% due 11/01/2030	3,000	3,723
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	870
Buffalo, New York General Obligation Bonds, Series 2016
5.000% due 04/01/2028	500	639
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	632
5.000% due 08/01/2040	500	592
5.500% due 09/01/2045	4,000	4,831
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	525
5.000% due 07/01/2044	1,000	1,182
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2033 (a)	2,500	3,062
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	383
5.000% due 09/15/2027	275	348
5.000% due 09/15/2028	275	347
Erie County, New York General Obligation Notes, Series 2015
5.000% due 09/15/2025	250	322
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,888
5.000% due 07/01/2041	1,500	1,703
Housing Development Corp., New York Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	1,086
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,985
Long Island Power Authority, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,006
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,295
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,672
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,136
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,014
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,520
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2032	2,500	3,037
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,763
Nassau County, New York General Obligation Bonds, Series 2016
5.000% due 04/01/2043	2,000	2,426
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.250% due 06/01/2026	3,000	3,020
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,046
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,475
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	580
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	755
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	4,115
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,419
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2015
5.000% due 11/01/2026 (b)	3,500	4,548

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,775
New York City, New York Water & Sewer System Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,101
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	560
5.000% due 11/15/2029	1,000	1,264
5.000% due 11/15/2045	2,000	2,447
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
5.000% due 06/01/2042	4,150	4,150
5.000% due 06/01/2045	2,000	2,000
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,133
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	8,367
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	7,000	8,123
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,061
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,243
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,200
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,020
5.000% due 07/01/2026	500	500
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,022
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,710
5.000% due 07/01/2038	1,000	1,084
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,107
5.500% due 05/01/2037	400	453
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,712
5.000% due 07/01/2035	500	571
5.500% due 07/01/2040	1,000	1,163
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	601
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,417
5.000% due 12/15/2026	4,000	4,934
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 03/15/2028	3,000	3,690
New York State Dormitory Authority Revenue Bonds, Series 2016
4.000% due 07/01/2040	1,000	1,119
5.000% due 07/01/2028	2,615	3,435
5.000% due 07/01/2030	100	126
5.000% due 07/01/2034	750	944
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	975	978
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,216
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,563
New York State Thruway Authority Revenue Bonds, Series 2016
4.000% due 01/01/2056	1,000	1,097
5.000% due 01/01/2051	1,500	1,808
5.250% due 01/01/2056	1,250	1,558
New York State Urban Development Corp. Revenue Bonds, Series 2016
5.000% due 03/15/2028	2,920	3,778
5.000% due 03/15/2035	2,000	2,516
New York Transportation Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	3,000	3,159
5.000% due 08/01/2026	1,000	1,103
5.000% due 08/01/2031	1,000	1,094
5.250% due 01/01/2050	1,000	1,173
Niagara County, New York Industrial Development Agency Revenue Bonds, (FHA/GNMA Insured), Series 2006
5.000% due 07/20/2038	490	495
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,878
Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	3,045
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,129
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	145	150
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	5,723
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	3,186
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2036	5,000	6,299

Westchester Tobacco Asset Securitization, New York Revenue Bonds, Series 2005
5.125% due 06/01/2045	3,000	3,001

		180,990

Total Municipal Bonds & Notes (Cost $166,793)		183,157

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.2%		460

Total Short-Term Instruments (Cost $460)		460

Total Investments in Securities (Cost $167,253)		183,617

	SHARES
INVESTMENTS IN AFFILIATES 9.1%
SHORT-TERM INSTRUMENTS 9.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%
PIMCO Short-Term Floating NAV Portfolio III	1,782,676	17,620

Total Short-Term Instruments (Cost $17,607)		17,620

Total Investments in Affiliates (Cost $17,607)		17,620

Total Investments 103.4% (Cost $184,860)		$201,237
Other Assets and Liabilities, net (3.4)%		(6,564)

Net Assets 100.0%		$194,673

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(a) in the Notes to Financial Statements for more information.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$460	U.S. Treasury Notes 1.000% due 05/15/2018	$(474)	$460	$460

Total Repurchase Agreements						$(474)	$460	$460

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$104	$0	$104
Illinois	0	2,063	0	2,063
New York	0	180,990	0	180,990
Short-Term Instruments
Repurchase Agreements	0	460	0	460
	$0	$183,617	$0	$183,617

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,620	$0	$0	$17,620

Total Investments	$17,620	$183,617	$0	$201,237

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Advantage PLUS Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.4%
BANK LOAN OBLIGATIONS 0.9%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$1,047	$1,049
Charter Communications Operating LLC
3.500% due 01/24/2023		1,097	1,099
Community Health Systems, Inc.
3.924% due 12/31/2018		1,223	1,216
FCA US LLC
3.500% due 05/24/2017		2,884	2,886

Total Bank Loan Obligations (Cost $6,237)			6,250

CORPORATE BONDS & NOTES 13.2%
BANKING & FINANCE 8.3%
ABN AMRO Bank NV
4.750% due 07/28/2025		400	417
American International Group, Inc.
4.125% due 02/15/2024		2,100	2,220
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		1,761	1,876
Banco del Estado de Chile
4.125% due 10/07/2020		5,600	5,970
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	1,300	1,434
Banco Santander Chile
1.529% due 04/11/2017		$200	200
Barclays Bank PLC
7.625% due 11/21/2022		1,800	1,941
Bear Stearns Cos. LLC
7.250% due 02/01/2018		4,300	4,689
Citigroup, Inc.
5.950% due 05/15/2025 (d)		1,600	1,566
Credit Agricole S.A.
8.125% due 12/23/2025 (d)		600	599
GSPA Monetization Trust
6.422% due 10/09/2029		127	144
HSBC Bank USA N.A.
6.000% due 08/09/2017		2,400	2,511
International Lease Finance Corp.
6.750% due 09/01/2016		950	955
Intesa Sanpaolo SpA
2.375% due 01/13/2017		11,500	11,545
KBC Bank NV
8.000% due 01/25/2023		600	637
LeasePlan Corp. NV
3.000% due 10/23/2017		4,300	4,333
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		5,000	6,831
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	300	379
Nationwide Building Society
3.900% due 07/21/2025		$400	428
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		1,200	1,255
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		2,600	2,795
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		3,328	3,370
UBS AG
5.125% due 05/15/2024		800	817
7.625% due 08/17/2022		550	624
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		500	509
4.125% due 09/24/2025		500	520

			58,565

INDUSTRIALS 3.6%
AbbVie, Inc.
3.200% due 11/06/2022		100	104
3.600% due 05/14/2025		300	315
4.500% due 05/14/2035		200	209
4.700% due 05/14/2045		200	212
Actavis Funding SCS
2.350% due 03/12/2018		3,100	3,144

Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		800	830
3.650% due 02/01/2026		1,000	1,072
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,700	5,345
Charter Communications Operating LLC
4.464% due 07/23/2022		500	539
4.908% due 07/23/2025		1,000	1,092
6.384% due 10/23/2035		200	238
6.484% due 10/23/2045		400	480
6.834% due 10/23/2055		100	119
CVS Health Corp.
3.500% due 07/20/2022		100	108
3.875% due 07/20/2025		974	1,074
5.125% due 07/20/2045		400	498
HCA, Inc.
3.750% due 03/15/2019		2,200	2,282
Kraft Heinz Foods Co.
1.600% due 06/30/2017		400	401
2.000% due 07/02/2018		400	406
3.500% due 07/15/2022		100	106
3.950% due 07/15/2025		100	109
5.000% due 07/15/2035		100	115
5.200% due 07/15/2045		200	238
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		200	201
QUALCOMM, Inc.
4.800% due 05/20/2045		600	627
Reynolds American, Inc.
4.000% due 06/12/2022		200	218
4.450% due 06/12/2025		900	1,007
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (a)		4,000	4,170

			25,259

UTILITIES 1.3%
AT&T, Inc.
2.450% due 06/30/2020		200	204
3.000% due 06/30/2022		800	820
4.500% due 05/15/2035		100	103
4.750% due 05/15/2046		200	206
Petrobras Global Finance BV
2.768% due 01/15/2019		400	362
3.536% due 03/17/2020		1,700	1,505
3.750% due 01/14/2021	EUR	400	391
4.875% due 03/17/2020		$400	376
6.250% due 12/14/2026	GBP	100	107
7.875% due 03/15/2019		$600	621
8.375% due 05/23/2021		1,500	1,552
Telefonica Chile S.A.
3.875% due 10/12/2022		2,400	2,490
			8,737

Total Corporate Bonds & Notes (Cost $89,077)			92,561

MUNICIPAL BONDS & NOTES 1.9%
CALIFORNIA 0.0%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		200	233
ILLINOIS 1.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040		1,200	1,473
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		800	1,035
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		500	528
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		1,285	1,370
6.725% due 04/01/2035		585	632
7.350% due 07/01/2035		3,500	3,891

			8,929

NEW JERSEY 0.2%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022 (b)		1,935	1,605
OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050		1,500	2,427

Total Municipal Bonds & Notes (Cost $11,397)			13,194

U.S. GOVERNMENT AGENCIES 10.4%
Fannie Mae
1.950% due 07/01/2035		438	463
2.310% due 08/01/2022		200	208
2.406% due 03/01/2034		383	398
2.459% due 12/01/2034		271	287
2.870% due 09/01/2027		1,000	1,040
3.820% due 09/01/2021		4,724	5,209
4.500% due 09/25/2040		2,063	2,605
6.000% due 05/01/2036 - 04/01/2041		3,118	3,571
6.500% due 09/01/2036		459	529
Fannie Mae, TBA
4.500% due 08/01/2046		8,000	8,728
5.000% due 07/01/2046		8,000	8,887
5.500% due 07/01/2046		8,000	8,994
Freddie Mac
3.500% due 07/15/2042		6,099	6,538
6.500% due 05/01/2035		615	722
Freddie Mac, TBA
5.000% due 07/01/2046		5,000	5,516
5.500% due 07/01/2046		2,000	2,230
Ginnie Mae, TBA
3.500% due 07/01/2046		7,000	7,433
4.000% due 07/01/2046		4,000	4,299
5.000% due 07/01/2046		3,000	3,337
Small Business Administration
5.490% due 03/01/2028		177	200
6.020% due 08/01/2028		1,509	1,725

Total U.S. Government Agencies (Cost $70,990)			72,919

U.S. TREASURY OBLIGATIONS 30.9%
U.S. Treasury Bonds
2.500% due 02/15/2046		9,400	9,797
3.750% due 11/15/2043 (f)		5,500	7,264
U.S. Treasury Inflation Protected Securities (c)
0.750% due 02/15/2045		7,822	7,880
1.750% due 01/15/2028 (h)		17,357	20,322
2.000% due 01/15/2026		13,741	16,188
2.375% due 01/15/2025		1,523	1,821
2.375% due 01/15/2027		11,744	14,434
U.S. Treasury Notes
2.125% due 05/15/2025 (f)(h)(j)		85,850	90,738
2.375% due 08/15/2024 (h)(j)		45,300	48,787

Total U.S. Treasury Obligations (Cost $206,068)			217,231

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.1%
Banc of America Commercial Mortgage Trust
5.723% due 06/10/2049		5,110	5,196
Banc of America Funding Trust
4.643% due 09/20/2046 ^		9,455	7,679
Bear Stearns Adjustable Rate Mortgage Trust
2.810% due 08/25/2033		333	332
Bear Stearns ALT-A Trust
2.913% due 05/25/2035		322	316
Chase Mortgage Finance Trust
5.393% due 09/25/2036 ^		2,176	1,929
Citigroup Mortgage Loan Trust, Inc.
0.693% due 11/25/2036		1,500	1,330
Countrywide Alternative Loan Trust
0.623% due 11/25/2036		6,645	5,233
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^		2,303	1,910
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,130	2,143
Eddystone Finance PLC
1.113% due 04/19/2021	GBP	3,681	4,785
First Horizon Alternative Mortgage Securities Trust
2.809% due 06/25/2036		$6,761	5,513
First Horizon Mortgage Pass-Through Trust
3.065% due 05/25/2034		67	67
IndyMac Mortgage Loan Trust
0.653% due 11/25/2046		19,629	14,212
JPMorgan Alternative Loan Trust
3.245% due 11/25/2036 ^		5,171	4,684
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		1,110	1,127
JPMorgan Mortgage Trust
2.421% due 07/27/2037		1,063	993
2.870% due 07/25/2035		1,405	1,380
2.993% due 04/25/2036 ^		10,861	10,019

5.750% due 01/25/2036 ^		73	62
Leek Finance PLC
0.904% due 09/21/2038		198	211
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		493	502
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^		211	171
Prime Mortgage Trust
6.000% due 06/25/2036 ^		898	842
RBSSP Resecuritization Trust
0.696% due 02/26/2037		4,043	3,806
Residential Accredit Loans, Inc. Trust
6.000% due 01/25/2037 ^		369	306
6.000% due 03/25/2037		880	766
Sequoia Mortgage Trust
3.018% due 09/20/2046 ^		1,330	1,074
Structured Adjustable Rate Mortgage Loan Trust
3.164% due 03/25/2036 ^		417	340
5.150% due 08/25/2035		357	320
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		3,069	3,054
Thornburg Mortgage Securities Trust
1.894% due 03/25/2044		1,129	1,099
2.239% due 12/25/2044		1,470	1,452
WaMu Mortgage Pass-Through Certificates Trust
2.508% due 06/25/2037 ^		1,297	1,144
2.600% due 01/25/2035		712	713
Washington Mutual Mortgage Pass-Through Certificates Trust
0.703% due 02/25/2036		4,726	3,346
1.377% due 04/25/2046		558	428
Wells Fargo Mortgage-Backed Securities Trust
2.912% due 06/25/2035		819	835
2.952% due 12/25/2034		120	121
2.989% due 07/25/2036 ^		2,844	2,730

Total Non-Agency Mortgage-Backed Securities (Cost $90,042)			92,170

ASSET-BACKED SECURITIES 10.2%
Aegis Asset-Backed Securities Trust
1.153% due 03/25/2035		3,800	3,174
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.093% due 01/25/2036		5,000	3,189
Bear Stearns Asset-Backed Securities Trust
1.123% due 06/25/2035		10,000	8,804
Citigroup Mortgage Loan Trust, Inc.
0.643% due 05/25/2037		3,988	2,882
1.353% due 09/25/2035 ^		3,400	2,001
Countrywide Asset-Backed Certificates
1.503% due 08/25/2035		8,500	7,667
Fremont Home Loan Trust
0.943% due 07/25/2035		200	178
Hillmark Funding Ltd.
0.904% due 05/21/2021		1,718	1,696
IXIS Real Estate Capital Trust
1.133% due 02/25/2036		338	336
Merrill Lynch Mortgage Investors Trust
0.563% due 08/25/2037		18,342	11,147
Penta CLO S.A.
0.067% due 06/04/2024	EUR	294	324
Residential Asset Mortgage Products Trust
0.793% due 03/25/2036		$10,000	7,503
Residential Asset Securities Corp. Trust
1.033% due 06/25/2033		514	413
SLM Private Education Loan Trust
3.692% due 05/16/2044		2,549	2,614
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	7,614	8,139
2.138% due 04/25/2023		$2,297	2,298
Soundview Home Loan Trust
1.753% due 10/25/2037		2,200	1,510
South Carolina Student Loan Corp.
1.423% due 03/02/2020		1,646	1,643
1.673% due 09/03/2024		1,400	1,373
South Texas Higher Education Authority, Inc.
1.125% due 10/01/2020		1,380	1,379
Structured Asset Securities Corp. Mortgage Loan Trust
0.793% due 02/25/2036		1,500	1,363
Venture CDO Ltd.
0.855% due 07/22/2021		2,219	2,173

Total Asset-Backed Securities (Cost $73,342)			71,806

SOVEREIGN ISSUES 9.3%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	100	110

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	162,360	48,847
0.000% due 01/01/2017 (b)		5,490	1,601
Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2026	EUR	2,500	3,581
Province of Ontario
5.500% due 06/02/2018	CAD	1,200	1,010
Qatar Government International Bond
5.250% due 01/20/2020		$4,800	5,336
Republic of Greece Government International Bond
4.500% due 11/08/2016	JPY	540,000	5,131

Total Sovereign Issues (Cost $55,588)			65,616

	SHARES
PREFERRED SECURITIES 1.2%
BANKING & FINANCE 1.2%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		7,400	8,790

Total Preferred Securities (Cost $7,622)			8,790

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (e) 1.3%			8,908

Total Short-Term Instruments (Cost $8,908)			8,908

Total Investments in Securities (Cost $619,271)			649,445

INVESTMENTS IN AFFILIATES 29.9%
SHORT-TERM INSTRUMENTS 29.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.9%
PIMCO Short-Term Floating NAV Portfolio III		21,235,491	209,892

Total Short-Term Instruments (Cost $209,871)			209,892

Total Investments in Affiliates (Cost $209,871)			209,892

Total Investments 122.3% (Cost $829,142)			$859,337
Financial Derivative Instruments (g)(i) 2.3% (Cost or Premiums, net $6,923)			16,273
Other Assets and Liabilities, net (24.6)%			(172,919)

Net Assets 100.0%			$702,691

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind security.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.200%	06/30/2016	07/01/2016	$8,051	U.S. Treasury Bonds 4.500% due 02/15/2036	$(8,018)	$8,051	$8,051
SSB	0.010	06/30/2016	07/01/2016	857	U.S. Treasury Notes 0.750% due 12/31/2017	(877)	857	857

Total Repurchase Agreements						$(8,895)	$8,908	$8,908

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.700%	06/30/2016	07/01/2016	$(7,329)	$(7,329)
RDR	0.590	04/11/2016	07/11/2016	(26,125)	(26,160)

Total Reverse Repurchase Agreements					$(33,489)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
NOM	0.550%	07/01/2016	10/03/2016	$(7,333)	$(7,343)

Total Sale-Buyback Transactions					$(7,343)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(41,262) at a weighted average interest rate of 0.602%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	3.500%	07/01/2046	$9,700	$(10,140)	$(10,234)
Fannie Mae, TBA	4.000	07/01/2046	3,800	(4,053)	(4,074)
U.S. Treasury Bonds	4.500	02/15/2036	5,500	(7,899)	(7,957)

Total Short Sales				$(22,092)	$(22,265)

(3)	Payable for short sales includes $33 of accrued interest.

(f)	Securities with an aggregate market value of $40,951 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September Futures	$106.000	08/26/2016	750	$7	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	120.000	08/26/2016	395	3	0

				$10	$1

Total Purchased Options				$10	$1

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,565	$(2,803)	$0	$(59)
90-Day Eurodollar September Futures	Short	09/2016	8	(4)	0	0
Australia Government 10-Year Bond September Futures	Long	09/2016	20	24	3	(3)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	93	46	14	(2)
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	93	(14)	5	(7)
Call Options Strike @ EUR 169.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	93	15	7	0
Euro-Bobl September Futures	Long	09/2016	159	253	5	(5)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	293	(354)	0	(248)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	16	47	3	0
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	93	52	2	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	93	89	8	0
Put Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	93	(123)	0	(16)
U.S. Treasury 2-Year Note September Futures	Long	09/2016	1,660	2,319	234	0
U.S. Treasury 5-Year Note September Futures	Long	09/2016	580	1,225	45	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	83	0	0	(33)
U.S. Treasury 30-Year Bond September Futures	Short	09/2016	7	(68)	5	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2016	49	581	0	(44)
United Kingdom Long Gilt September Futures	Long	09/2016	124	973	81	(1)

Total Futures Contracts				$2,258	$412	$(418)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-25 5-Year Index	(1.000)%	12/20/2020	$22,400	$(184)	$(174)	$0	$(38)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$297	$13	$15	$1	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018		$308,800	$1,115	$1,013	$61	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		579,500	(14,061)	(11,560)	0	(201)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		176,800	8,246	4,854	9	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		161,300	(11,449)	(4,994)	105	0
Pay	3-Month USD-LIBOR	2.000	06/15/2023		21,500	1,208	553	0	(19)
Pay	3-Month USD-LIBOR *	1.750	12/21/2023		45,300	1,499	(27)	0	(27)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		61,800	(5,285)	(4,412)	120	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		11,200	(912)	(442)	25	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		79,800	(2,094)	(323)	193	0
Pay	3-Month USD-LIBOR *	2.098	07/01/2041		7,500	26	26	15	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		16,950	(3,579)	(3,308)	188	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		27,450	(4,165)	(2,373)	301	0
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		4,900	(349)	(20)	57	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	49,200	1,981	1,467	147	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		1,000	(128)	(98)	0	(6)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	6,700	(387)	(341)	0	(11)
Receive	6-Month GBP-LIBOR *	1.250	09/21/2021		37,600	(1,521)	(1,440)	0	(50)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		4,100	(429)	(108)	0	(6)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		6,500	(402)	(447)	0	(12)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		3,300	(603)	(547)	0	(23)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	1,900,000	(661)	(433)	9	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021	MXN	48,900	11	11	8	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		119,400	(70)	(173)	21	0

						$(32,009)	$(23,122)	$1,259	$(355)

Total Swap Agreements						$(32,180)	$(23,281)	$1,260	$(393)

*	This security has a forward starting effective date.

(h)	Securities with an aggregate market value of $21,100 and cash of $1,985 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	7,883	$	11,559	$1,065	$0
	07/2016		$8,228	GBP	6,184	5	0
	08/2016	GBP	6,184	$	8,230	0	(4)
	08/2016		$4,645	CNH	30,734	10	(51)
	08/2016		201	TWD	6,525	1	0
	10/2016		12,009	CNH	78,405	0	(298)
BPS	07/2016	BRL	21,923	$	6,433	0	(392)
	07/2016		$6,830	BRL	21,923	0	(5)
	07/2016		3,234	GBP	2,206	0	(297)
	08/2016	CNH	50,289	$	7,600	67	0
	08/2016	CNY	4,930		738	0	(1)
	08/2016		$6,383	BRL	21,923	383	0
	08/2016		3,815	CNH	25,026	0	(66)
	08/2016		1,420	EUR	1,287	10	0
BRC	10/2016		4,986	CNH	33,458	34	(22)
CBK	07/2016	GBP	600	$	800	1	0
	08/2016	EUR	445		506	11	0
	08/2016	SGD	8,267		6,021	0	(113)
	08/2016		$348	EUR	306	0	(8)
	08/2016		835	MXN	15,187	2	(10)
	10/2016	BRL	15,910	$	3,855	0	(964)
DUB	10/2016		$1,898	CNH	12,816	16	0
	01/2017	BRL	5,490	$	1,302	0	(318)
FBF	10/2016		$31,969	CNH	212,034	0	(299)
GLM	07/2016	BRL	18,702	$	5,219	0	(603)
	07/2016		$5,826	BRL	18,702	0	(5)
	08/2016	DKK	680	$	104	3	0
	08/2016		$3,821	EUR	3,345	0	(104)
	08/2016		299	KRW	347,060	1	0
HUS	08/2016	CNH	76,688	$	11,593	106	0
	08/2016	HKD	3,721		480	0	0
	08/2016	SGD	10,665		7,755	0	(159)
	08/2016		$16,381	CNH	108,677	78	(180)
	10/2016		13,832		93,572	189	(45)
	01/2021	BRL	2,050	$	316	0	(148)
JPM	07/2016		40,624		12,656	10	0
	07/2016	CAD	1,001		765	0	(10)
	07/2016	GBP	1,007		1,399	58	0
	07/2016		$11,159	BRL	40,624	1,488	0
	07/2016		517	RUB	34,861	27	0
	08/2016	MXN	2,751	$	148	0	(2)
	08/2016		$816	EUR	726	0	(9)
	08/2016		3,654	MXN	66,170	0	(52)
	10/2016	BRL	146,450	$	33,959	0	(10,394)
	10/2016		$16,565	CNH	112,823	286	0
MSB	07/2016	JPY	2,441,890	$	22,158	0	(1,489)
NAB	07/2016	EUR	18,090		24,541	4,448	0
	07/2016		$19,886	EUR	18,090	207	0
SCX	07/2016		23,964	JPY	2,441,890	0	(317)
	08/2016	CNH	37,392	$	5,650	49	0
	08/2016	JPY	2,441,890		23,989	322	0
	08/2016		$1,762	CNH	11,548	0	(32)
	10/2016	CNH	455,672	$	69,579	1,519	0
	10/2016		$1,456	CNH	9,841	14	0
	02/2017	CNH	240,750	$	34,770	0	(976)
SOG	07/2016		$766	CAD	1,001	8	0
	08/2016	CAD	1,001	$	767	0	(8)
	08/2016	CNH	13,224		2,000	19	0
	08/2016		$1,038	CNH	6,803	0	(19)
	10/2016		2,166		14,625	18	0
UAG	07/2016	RUB	35,295	$	523	0	(28)
	08/2016	CNH	10,953		1,657	16	0
	08/2016	EUR	22,967		25,774	284	(32)
	10/2016	CNH	10,275		1,559	24	0
	02/2017		$767	CNH	5,087	0	(12)

Total Forward Foreign Currency Contracts						$10,779	$(17,472)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$200	$8	$19
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		20,113	214	59
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	5,800	227	56
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$3,900	164	445

							$613	$579

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$1,600	$156	$214
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	1,600	156	106
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018	3,700	342	495
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	3,700	377	246
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019	6,400	733	991
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019	6,400	733	560
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016	47,700	17	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	36,400	70	53
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	7,000	356	205
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	36,600	125	209
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	14,000	725	410
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	43,200	155	247
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	6,500	178	0
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018	3,200	321	429
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018	3,200	321	225
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018	11,500	1,063	1,550
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018	11,500	1,234	803
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018	17,000	1,686	2,396
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018	17,000	1,686	1,131
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	9,200	442	271
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019	10,600	1,221	1,729
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019	10,600	1,221	903

							$13,318	$13,173

Total Purchased Options							$13,931	$13,752

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$5,752	$(316)	$(57)
	Call - OTC USD versus RUB		108.000	02/22/2017		200	(8)	(1)
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		40,226	(190)	(62)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		2,563	(330)	(50)
	Put - OTC USD versus BRL		5.000	10/19/2017		2,563	(382)	(1,008)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	2,908	(113)	(29)
	Call - OTC EUR versus MXN		22.650	03/21/2017		2,908	(101)	(76)
	Put - OTC EUR versus USD		$1.090	07/14/2016		10,412	(66)	(22)
	Call - OTC EUR versus USD		1.150	07/14/2016		10,412	(66)	(3)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		$3,595	(455)	(70)
	Put - OTC USD versus BRL		5.000	10/19/2017		3,595	(540)	(1,413)
	Call - OTC USD versus BRL		6.300	01/11/2018		1,737	(92)	(20)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	5,800	(185)	(26)
	Put - OTC EUR versus MXN		18.900	03/21/2017		4,305	(175)	(43)
	Call - OTC EUR versus MXN		22.650	03/21/2017		4,305	(141)	(112)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016		4,100	(268)	(70)
SOG	Call - OTC EUR versus RUB		85.000	12/02/2016		1,452	(103)	(25)
	Call - OTC USD versus RUB		110.000	02/24/2017		$3,900	(168)	(14)

							$(3,699)	$(3,101)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$39,800	$(337)	$(3)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	79,100	(706)	(8)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	10,700	(138)	(2)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	(1)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,200	(100)	(2)

						$(1,389)	$(16)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$34,900	$(363)	$(187)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	7,700	(69)	(138)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	69,700	(742)	(372)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	1,700	(28)	(47)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	6,000	(96)	(170)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	3,000	(52)	(84)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	6,100	(104)	(173)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	6,500	(179)	(620)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	45,900	(486)	(260)

							$(2,119)	$(2,051)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$224	$0	$0

Total Written Options					$(7,207)	$(5,168)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Korea Government International Bond	1.000%	09/20/2022	0.673%		$1,700	$25	$9	$34	$0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	400	(3)	4	1	0
BPS	Korea Government International Bond	1.000	09/20/2022	0.673		$800	13	3	16	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	600	(8)	10	2	0
CBK	Dell, Inc.	1.000	12/20/2019	2.941		$5,000	(234)	(82)	0	(316)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	300	(3)	4	1	0
HUS	Mexico Government International Bond	1.000	12/20/2016	0.371		$100	1	(1)	0	0
JPM	Mexico Government International Bond	1.000	12/20/2016	0.371		1,900	26	(20)	6	0
	Spain Government International Bond	1.000	03/20/2020	0.839		3,400	23	(2)	21	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	150	(1)	2	1	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		150	(4)	5	1	0
MYC	Korea Government International Bond	1.000	09/20/2022	0.673		$300	5	1	6	0
	Spain Government International Bond	1.000	03/20/2020	0.839		13,000	97	(17)	80	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	200	(2)	3	1	0

							$(65)	$(81)	$170	$(316)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$1,419	$(289)	$26	$0	$(263)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,000	268	(23)	245	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,100	280	(22)	258	0
	MCDX-26 5-Year Index	1.000	06/20/2021	3,400	9	1	10	0
GST	MCDX-26 5-Year Index	1.000	06/20/2021	1,600	4	1	5	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	2,315	0	17	17	0

					$272	$0	$535	$(263)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	43,000	$(8)	$(628)	$0	$(636)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	5,568	(8)	405	397	0
GLM	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020	EUR	13,400	(2)	(361)	0	(363)

							$(18)	$(584)	$397	$(999)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	150,452	1-Month USD-LIBOR plus a specified spread	12/15/2016	$588,895	$0	$(8,053)	$0	$(8,053)
DUB	Receive	ERAUSLT Index	227,764	1-Month USD-LIBOR plus a specified spread	10/05/2016	52,240	0	880	880	0
	Pay	S&P 500 Total Return Index	11,321	1-Month USD-LIBOR plus a specified spread	10/05/2016	44,311	0	(605)	0	(605)
JPM	Receive	ERAUSLT Index	2,545,711	1-Month USD-LIBOR plus a specified spread	12/15/2016	571,970	0	21,796	21,796	0
	Receive	ERAUSLT Index	280,350	1-Month USD-LIBOR plus a specified spread	05/15/2017	62,720	0	1,438	1,438	0
	Pay	S&P 500 Total Return Index	55,743	1-Month USD-LIBOR plus a specified spread	05/15/2017	218,702	0	(1,460)	0	(1,460)

							$0	$13,996	$24,114	$(10,118)

Total Swap Agreements							$189	$13,331	$25,216	$(11,696)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $6,741 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Bank Loan Obligations	$0	$6,250	$0	$6,250
Corporate Bonds & Notes
Banking & Finance	0	58,421	144	58,565
Industrials	0	25,259	0	25,259
Utilities	0	8,737	0	8,737
Municipal Bonds & Notes
California	0	233	0	233
Illinois	0	8,929	0	8,929
New Jersey	0	1,605	0	1,605
Ohio	0	2,427	0	2,427
U.S. Government Agencies	0	72,919	0	72,919
U.S. Treasury Obligations	0	217,231	0	217,231
Non-Agency Mortgage-Backed Securities	0	92,170	0	92,170
Asset-Backed Securities	0	71,806	0	71,806
Sovereign Issues	0	65,616	0	65,616
Preferred Securities
Banking & Finance	0	8,790	0	8,790
Short-Term Instruments
Repurchase Agreements	0	8,908	0	8,908
Central Funds Used for Cash Management Purposes	209,892	0	0	209,892

Total Investments	$209,892	$649,301	$144	$859,337

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(14,308)	0	(14,308)
U.S. Treasury Obligations	0	(7,957)	0	(7,957)
	$0	$(22,265)	$0	$(22,265)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	412	1,261	0	1,673
Over the counter	0	49,747	0	49,747
	$412	$51,008	$0	$51,420

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(418)	(393)	0	(811)
Over the counter	0	(34,336)	0	(34,336)

	$(418)	$(34,729)	$0	$(35,147)

Totals	$209,886	$643,315	$144	$853,345

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS EMG Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.6%
BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$1,546	$1,548
Community Health Systems, Inc.
3.924% due 12/31/2018		1,922	1,910

Total Bank Loan Obligations (Cost $3,455)			3,458

CORPORATE BONDS & NOTES 15.7%
BANKING & FINANCE 11.5%
ABN AMRO Bank NV
4.750% due 07/28/2025		500	521
Ally Financial, Inc.
3.500% due 01/27/2019		4,100	4,085
6.250% due 12/01/2017		2,800	2,940
Australia & New Zealand Banking Group Ltd.
6.750% due 06/15/2026 (d)		200	207
Banco del Estado de Chile
4.125% due 10/07/2020		8,000	8,529
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	200	189
Bank of America Corp.
1.272% due 08/25/2017		$24,000	24,030
5.650% due 05/01/2018		1,400	1,501
6.875% due 04/25/2018		15,600	17,039
Barclays Bank PLC
10.179% due 06/12/2021		16,900	21,301
Bear Stearns Cos. LLC
7.250% due 02/01/2018		5,200	5,670
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		600	588
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,200	5,842
Citigroup, Inc.
1.306% due 11/15/2016		$14,500	14,509
5.950% due 05/15/2025 (d)		2,500	2,447
Compass Bank
6.400% due 10/01/2017		7,000	7,335
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	2,800	3,644
11.000% due 06/30/2019 (d)		$5,000	5,981
Credit Agricole S.A.
1.504% due 10/03/2016		5,900	5,908
8.375% due 10/13/2019 (d)		2,700	3,028
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		500	491
Fifth Third Bancorp
1.067% due 12/20/2016		1,300	1,299
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		5,300	5,501
General Motors Financial Co., Inc.
2.400% due 04/10/2018		18,200	18,351
3.450% due 04/10/2022		3,400	3,402
4.750% due 08/15/2017		4,700	4,851
GSPA Monetization Trust
6.422% due 10/09/2029		1,522	1,730
HBOS PLC
1.331% due 09/30/2016		775	775
6.750% due 05/21/2018		1,300	1,398
HSBC Holdings PLC
3.400% due 03/08/2021		1,000	1,031
4.300% due 03/08/2026		1,100	1,169
HSBC USA, Inc.
1.402% due 08/07/2018		1,400	1,393
International Lease Finance Corp.
6.750% due 09/01/2016		4,700	4,725
Intesa Sanpaolo SpA
2.375% due 01/13/2017		2,000	2,008
KEB Hana Bank
3.125% due 06/26/2017		6,900	7,025
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	4,800	6,055
7.875% due 06/27/2029 (d)		200	253
Macquarie Bank Ltd.
6.625% due 04/07/2021		$1,384	1,602

Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		3,700	3,869
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		800	860
UBS AG
5.125% due 05/15/2024		8,100	8,271
7.250% due 02/22/2022		200	205
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		600	611
4.125% due 09/24/2025		700	728
Wells Fargo & Co.
1.095% due 04/22/2019		22,200	22,135

			235,032

INDUSTRIALS 2.4%
AbbVie, Inc.
1.800% due 05/14/2018		1,200	1,209
2.500% due 05/14/2020		600	615
3.200% due 11/06/2022		100	104
3.600% due 05/14/2025		500	525
4.500% due 05/14/2035		300	314
4.700% due 05/14/2045		300	319
Actavis Funding SCS
1.911% due 03/12/2020		1,800	1,806
3.450% due 03/15/2022		1,500	1,560
3.800% due 03/15/2025		1,200	1,251
Asciano Finance Ltd.
5.000% due 04/07/2018		2,100	2,171
Braskem Finance Ltd.
5.750% due 04/15/2021		600	604
Charter Communications Operating LLC
4.464% due 07/23/2022		1,900	2,048
4.908% due 07/23/2025		1,500	1,638
6.384% due 10/23/2035		200	238
6.484% due 10/23/2045		400	480
6.834% due 10/23/2055		100	119
CVS Health Corp.
3.500% due 07/20/2022		100	108
3.875% due 07/20/2025		1,328	1,464
HCA, Inc.
3.750% due 03/15/2019		7,800	8,092
Kraft Heinz Foods Co.
1.600% due 06/30/2017		500	502
2.000% due 07/02/2018		600	608
3.500% due 07/15/2022		100	106
3.950% due 07/15/2025		200	218
5.000% due 07/15/2035		100	115
5.200% due 07/15/2045		200	238
President and Fellows of Harvard College
6.500% due 01/15/2039		200	313
QUALCOMM, Inc.
4.800% due 05/20/2045		700	731
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,400	4,768
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	3,800	3,210
Whirlpool Corp.
7.750% due 07/15/2016		$8,300	8,315
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		4,000	4,035

			47,824

UTILITIES 1.8%
Majapahit Holding BV
7.750% due 01/20/2020		1,800	2,062
Petrobras Global Finance BV
2.768% due 01/15/2019		1,200	1,087
3.250% due 04/01/2019	EUR	1,500	1,557
3.536% due 03/17/2020		$2,100	1,859
3.750% due 01/14/2021	EUR	1,300	1,270
4.250% due 10/02/2023		1,000	896
4.375% due 05/20/2023		$300	244
5.750% due 01/20/2020		1,200	1,161
5.875% due 03/07/2022	EUR	500	520
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		$143	153
5.832% due 09/30/2016		107	109
6.750% due 09/30/2019		1,000	1,146
Telefonica Chile S.A.
3.875% due 10/12/2022		6,100	6,330

Verizon Communications, Inc.
2.406% due 09/14/2018	18,340	18,804

		37,198

Total Corporate Bonds & Notes (Cost $317,284)		320,054

MUNICIPAL BONDS & NOTES 2.1%
CALIFORNIA 1.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	803
7.043% due 04/01/2050	1,100	1,749
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,100	1,772
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	200	272
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	4,000	5,888
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	4,253
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	7,355	10,749
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	117
7.021% due 08/01/2040	100	117

		25,720

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	800	845
7.750% due 01/01/2042	1,200	1,219

		2,064

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	131

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	309

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,514

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2036	1,800	2,000

		3,514

NEW YORK 0.1%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	575
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,336

		1,911

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,618

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	141

TEXAS 0.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,900	2,711

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	3,302

Total Municipal Bonds & Notes (Cost $29,635)		41,421

U.S. GOVERNMENT AGENCIES 9.8%
Fannie Mae
0.803% due 07/25/2037	143	143
0.833% due 07/25/2037	165	166

0.853% due 09/25/2035	255	255
0.953% due 09/25/2041	11,484	11,523
1.173% due 06/25/2037	719	724
1.183% due 06/25/2040	944	955
2.310% due 08/01/2022	400	415
2.870% due 09/01/2027	4,100	4,264
3.000% due 08/01/2021 - 10/01/2021	9,148	9,599
3.437% due 03/01/2022	9,951	10,839
3.500% due 03/01/2027	70	74
4.000% due 12/01/2018 - 09/01/2026	6,272	6,662
4.500% due 06/01/2018 - 06/01/2030	2,497	2,697
5.000% due 07/01/2023 - 08/01/2043	25,197	28,054
5.500% due 09/01/2025 - 09/01/2041	22,545	25,407
6.000% due 12/01/2018 - 05/01/2041	20,457	23,421
Fannie Mae, TBA
3.500% due 07/01/2031	7,000	7,417
FDIC Structured Sale Guaranteed Notes
0.935% due 11/29/2037	2,371	2,366
Freddie Mac
0.992% due 07/15/2041	592	593
1.142% due 08/15/2037	577	584
1.152% due 10/15/2037	106	107
1.162% due 05/15/2037 - 09/15/2037	660	668
3.500% due 06/15/2036	114	116
5.000% due 07/01/2023 - 09/01/2040	10,417	11,509
5.500% due 03/01/2037 - 04/01/2038	491	551
Freddie Mac, TBA
5.000% due 07/01/2046	1,000	1,103
Ginnie Mae
3.500% due 02/15/2045	349	371
5.000% due 08/15/2033 - 04/15/2042	12,934	14,497
Ginnie Mae, TBA
3.500% due 07/01/2046	26,700	28,352
4.000% due 07/01/2046	5,000	5,373
5.000% due 07/01/2046	1,000	1,113
Small Business Administration
6.220% due 12/01/2028	31	35

Total U.S. Government Agencies (Cost $194,609)		199,953

U.S. TREASURY OBLIGATIONS 46.5%
U.S. Treasury Bonds
2.500% due 02/15/2045	570	594
2.500% due 02/15/2046 (f)	20,700	21,575
2.875% due 08/15/2045	28,700	32,237
3.000% due 11/15/2044	2,850	3,280
3.000% due 05/15/2045	50	57
3.125% due 08/15/2044	16,500	19,439
3.750% due 11/15/2043 (f)	14,200	18,754
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (h)	49,782	50,803
0.125% due 01/15/2023 (h)(j)	27,154	27,546
0.375% due 07/15/2023 (h)	33,922	35,123
0.750% due 02/15/2045	9,651	9,722
1.750% due 01/15/2028	22,039	25,804
2.000% due 01/15/2026 (h)	8,437	9,939
2.375% due 01/15/2025 (h)	1,396	1,669
2.375% due 01/15/2027	2,017	2,478
2.500% due 01/15/2029	21,839	27,716
3.625% due 04/15/2028	740	1,025
3.875% due 04/15/2029	728	1,050
U.S. Treasury Notes
1.375% due 09/30/2020 (h)(j)	51,000	51,944
1.375% due 10/31/2020 (h)(j)	27,900	28,413
1.750% due 12/31/2020	84,200	87,114
1.875% due 08/31/2022 (h)	152,100	158,157
1.875% due 10/31/2022 (h)(j)	82,000	85,240
2.000% due 11/30/2020 (h)(j)	14,900	15,575
2.000% due 07/31/2022 (h)(j)	30,200	31,634
2.000% due 08/15/2025 (j)	29,100	30,441
2.125% due 08/31/2020 (j)	42,300	44,383
2.125% due 05/15/2025 (j)	42,600	45,026
2.250% due 11/15/2025 (j)	1,200	1,281
2.375% due 08/15/2024 (h)(j)	72,000	77,544

Total U.S. Treasury Obligations (Cost $910,192)		945,563

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%
Adjustable Rate Mortgage Trust
2.919% due 01/25/2036 ^	5,863	5,223
American Home Mortgage Assets Trust
1.357% due 11/25/2046	22,902	10,841
Banc of America Funding Trust
0.728% due 06/20/2047	3,600	2,570
3.122% due 02/20/2035	213	208

Banc of America Mortgage Trust
3.246% due 06/25/2035		177	171
Banc of America Re-REMIC Trust
5.807% due 02/24/2051		4,001	4,033
BCAP LLC Trust
2.765% due 02/26/2035		3,065	3,005
3.041% due 12/26/2037		81	81
3.515% due 12/26/2035		6,685	6,554
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035		776	775
Bear Stearns ALT-A Trust
0.773% due 08/25/2036		4,185	3,329
Chase Mortgage Finance Trust
2.698% due 12/25/2035 ^		1,372	1,250
Citigroup Mortgage Loan Trust, Inc.
0.523% due 01/25/2037		634	477
2.730% due 03/25/2036 ^		931	895
2.886% due 03/25/2034		854	846
Countrywide Alternative Loan Trust
0.623% due 05/25/2047		1,360	1,126
0.653% due 05/25/2036		763	570
Countrywide Home Loan Mortgage Pass-Through Trust
2.602% due 02/20/2036 ^		26	23
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,854	2,871
Credit Suisse First Boston Mortgage Securities Corp.
2.615% due 02/25/2034		618	609
Deutsche ALT-A Securities, Inc.
0.613% due 01/25/2047		3,131	2,536
Downey Savings & Loan Association Mortgage Loan Trust
1.268% due 09/19/2044		400	382
Eddystone Finance PLC
1.113% due 04/19/2021	GBP	2,434	3,164
First Horizon Mortgage Pass-Through Trust
2.661% due 10/25/2035 ^		$1,899	1,571
GSR Mortgage Loan Trust
2.978% due 09/25/2035		439	449
HarborView Mortgage Loan Trust
0.698% due 01/19/2036		5,291	3,605
0.788% due 06/20/2035		1,183	1,079
HomeBanc Mortgage Trust
0.763% due 03/25/2035		3,141	2,565
IndyMac Mortgage Loan Trust
0.713% due 06/25/2035		405	341
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		566	565
JPMorgan Mortgage Trust
2.738% due 08/25/2035 ^		588	561
2.887% due 07/25/2035		933	924
5.750% due 01/25/2036 ^		24	21
LB Commercial Mortgage Trust
6.073% due 07/15/2044		5,853	6,065
Merrill Lynch Mortgage Investors Trust
0.703% due 11/25/2035		1,616	1,485
2.939% due 09/25/2035 ^		589	532
Morgan Stanley Capital Trust
5.439% due 02/12/2044		195	195
5.610% due 04/15/2049		203	204
Morgan Stanley Mortgage Loan Trust
0.713% due 04/25/2035		4,363	4,060
2.880% due 07/25/2035		1,456	1,317
MortgageIT Securities Corp. Mortgage Loan Trust
0.683% due 06/25/2047		16,609	12,881
Prime Mortgage Trust
6.000% due 06/25/2036 ^		1,692	1,586
Provident Funding Mortgage Loan Trust
3.022% due 10/25/2035		3,358	3,332
Residential Accredit Loans, Inc. Trust
0.633% due 09/25/2036		4,880	3,849
0.638% due 08/25/2036		5,085	4,062
0.953% due 03/25/2035		1,936	1,375
0.953% due 08/25/2035 ^		6,399	4,399
1.937% due 08/25/2035		148	126
3.840% due 12/25/2035		5,682	4,751
3.869% due 09/25/2035 ^		1,472	1,186
Structured Adjustable Rate Mortgage Loan Trust
1.603% due 12/25/2037 ^		6,642	4,299
Structured Asset Mortgage Investments Trust
0.683% due 05/25/2045		14	12
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		1,576	1,575
Wachovia Mortgage Loan Trust LLC
2.805% due 10/20/2035 ^		1,318	1,197
WaMu Mortgage Pass-Through Certificates Trust
0.743% due 12/25/2045		1,222	1,117
2.178% due 11/25/2046		4,897	4,369

2.566% due 06/25/2037 ^		4,562	4,113
3.717% due 12/25/2036 ^		405	355
Washington Mutual Mortgage Pass-Through Certificates Trust
0.803% due 02/25/2036		5,100	3,713
4.476% due 09/25/2036		4,601	2,610
Wells Fargo Mortgage-Backed Securities Trust
2.938% due 03/25/2035		942	939

Total Non-Agency Mortgage-Backed Securities (Cost $130,915)			138,924

ASSET-BACKED SECURITIES 9.6%
ACE Securities Corp. Home Equity Loan Trust
0.863% due 12/25/2035		18,011	12,733
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.728% due 05/25/2033		1,380	1,264
Asset-Backed Securities Corp. Home Equity Loan Trust
1.413% due 07/25/2035		2,400	2,206
Bear Stearns Asset-Backed Securities Trust
0.613% due 08/25/2036		2,001	1,783
1.133% due 10/25/2035		11,700	10,236
Citigroup Mortgage Loan Trust, Inc.
0.693% due 10/25/2036		6,778	6,675
0.753% due 10/25/2036		10,000	7,537
1.353% due 09/25/2035 ^		3,400	2,001
Cornerstone CLO Ltd.
0.848% due 07/15/2021		2,111	2,102
Countrywide Asset-Backed Certificates
0.703% due 06/25/2047		12,082	8,010
0.743% due 08/25/2036		274	248
Hillmark Funding Ltd.
0.904% due 05/21/2021		1,993	1,967
HSI Asset Securitization Corp. Trust
0.593% due 01/25/2037		3,584	2,505
0.843% due 12/25/2035		21,531	14,497
JPMorgan Mortgage Acquisition Trust
0.693% due 05/25/2036		9,400	8,758
Long Beach Mortgage Loan Trust
0.613% due 12/25/2036		3,391	2,083
MASTR Asset-Backed Securities Trust
0.553% due 08/25/2036		14,882	6,605
Morgan Stanley ABS Capital, Inc. Trust
0.633% due 03/25/2037		6,190	3,092
0.773% due 11/25/2035		4,527	4,493
National Collegiate Student Loan Trust
0.686% due 11/27/2028		2,152	2,125
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.863% due 02/25/2036		3,200	2,974
Option One Mortgage Loan Trust
0.593% due 01/25/2037		3,431	2,021
0.813% due 01/25/2036		6,400	4,217
Park Place Securities, Inc.
0.903% due 09/25/2035		273	272
Penta CLO S.A.
0.067% due 06/04/2024	EUR	784	864
Residential Asset Mortgage Products Trust
2.328% due 10/25/2034		$10,677	8,867
Residential Asset Securities Corp. Trust
0.703% due 04/25/2037		14,084	13,179
0.833% due 02/25/2036		7,500	6,759
SLM Private Education Loan Trust
3.692% due 05/16/2044		1,170	1,200
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	1,991	2,128
Soundview Home Loan Trust
0.583% due 12/25/2036		$1,600	1,547
1.753% due 10/25/2037		5,900	4,049
South Texas Higher Education Authority, Inc.
1.125% due 10/01/2020		1,050	1,050
Specialty Underwriting & Residential Finance Trust
0.596% due 09/25/2037		3,144	1,811
0.746% due 12/25/2036		22,134	18,763
Structured Asset Investment Loan Trust
0.626% due 07/25/2036		6,700	3,833
0.763% due 01/25/2036		2,500	1,894
1.383% due 06/25/2035		13,234	9,456
Structured Asset Securities Corp. Mortgage Loan Trust
0.623% due 12/25/2036		2,507	2,275
Venture CDO Ltd.
0.855% due 07/22/2021		5,698	5,580

Washington Mutual Asset-Backed Certificates Trust
0.513% due 11/25/2036		4,570	1,944

Total Asset-Backed Securities (Cost $179,873)			195,603

SOVEREIGN ISSUES 8.3%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	1,200	1,323
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	319,880	96,237
0.000% due 01/01/2017 (b)		5,990	1,746
Export-Import Bank of Korea
4.000% due 01/29/2021		$8,100	8,851
Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2026	EUR	6,500	9,309
Korea Development Bank
3.250% due 09/20/2016		$1,000	1,005
3.500% due 08/22/2017		2,400	2,463
Province of Ontario
1.600% due 09/21/2016		7,800	7,815
1.650% due 09/27/2019		600	609
3.000% due 07/16/2018		7,700	8,014
4.000% due 10/07/2019		1,400	1,525
4.400% due 04/14/2020		6,600	7,353
Qatar Government International Bond
5.250% due 01/20/2020		7,600	8,449
Republic of Greece Government International Bond
4.500% due 11/08/2016	JPY	1,150,000	10,928
4.750% due 04/17/2019	EUR	2,610	2,627

Total Sovereign Issues (Cost $148,287)			168,254

	SHARES
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		1,000	1,188
GMAC Capital Trust
6.411% due 02/15/2040		49,000	1,216
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (d)		4,800	6,114

Total Preferred Securities (Cost $8,447)			8,518

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (e) 1.0%			20,785

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.2%
Kansas City Southern Co.
1.334% due 10/28/2016		$3,400	3,396

U.S. TREASURY BILLS 0.0%
0.255% due 07/21/2016 - 12/08/2016 (a)(b)(c)(j)		602	602

Total Short-Term Instruments (Cost $24,786)			24,783

Total Investments in Securities (Cost $1,947,483)		2,046,531

	SHARES
INVESTMENTS IN AFFILIATES 7.4%
SHORT-TERM INSTRUMENTS 7.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%
PIMCO Short-Term Floating NAV Portfolio III	15,246,264	150,694

Total Short-Term Instruments (Cost $150,684)		150,694

Total Investments in Affiliates (Cost $150,684)		150,694

Total Investments 108.0% (Cost $2,098,167)		$2,197,225
Financial Derivative Instruments (g)(i) (2.7)% (Cost or Premiums, net $20,079)		(55,888)
Other Assets and Liabilities, net (5.3)%		(106,409)

Net Assets 100.0%		$2,034,928

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.200%	06/30/2016	07/01/2016	$20,785	U.S. Treasury Bonds 4.500% due 02/15/2036	$(20,700)	$20,785	$20,785

Total Repurchase Agreements						$(20,700)	$20,785	$20,785

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.700%	06/30/2016	07/01/2016	$(18,922)	$(18,922)

Total Reverse Repurchase Agreements					$(18,922)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.460%	05/11/2016	07/11/2016	$(1,868)	$(1,869)
NOM	0.550	07/01/2016	10/03/2016	(18,932)	(18,959)

Total Sale-Buyback Transactions					$(20,828)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(26,127) at a weighted average interest rate of 0.555%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	4.000%	07/01/2046	$115,600	$(61,747)	$(61,964)
U.S. Treasury Bonds	4.500	02/15/2036	14,200	(20,393)	(20,545)

Total Short Sales				$(82,140)	$(82,509)

(3)	Payable for short sales includes $85 of accrued interest.

(f)	Securities with an aggregate market value of $39,488 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$115.000	08/26/2016	1,400	$12	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	120.000	08/26/2016	1,900	16	2

				$28	$3

Total Purchased Options				$28	$3

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	2,187	$(3,918)	$0	$(82)
90-Day Eurodollar September Futures	Short	09/2016	10	(7)	0	0
Australia Government 10-Year Bond September Futures	Long	09/2016	28	33	4	(5)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	235	117	34	(5)
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	235	(34)	13	(18)
Call Options Strike @ EUR 169.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	235	39	18	0
Euro-Bobl September Futures	Long	09/2016	387	612	13	(13)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	702	(770)	0	(521)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	360	1,608	104	0
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	235	130	5	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	235	224	21	0
Put Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	235	(311)	0	(39)
U.S. Treasury 2-Year Note September Futures	Long	09/2016	2,253	3,116	317	0
U.S. Treasury 5-Year Note September Futures	Long	09/2016	726	1,155	57	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	3,614	13,115	0	(282)
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2016	225	(2,373)	204	0
United Kingdom Long Gilt September Futures	Short	09/2016	23	(185)	0	(15)

Total Futures Contracts				$12,551	$790	$(980)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$52,626	$3,203	$318	$183	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	21,978	944	986	91	0

				$4,147	$1,304	$274	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018		$735,000	$2,654	$2,491	$146	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,551,600	(37,618)	(30,536)	0	(529)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		113,600	5,299	2,953	6	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		568,900	(40,672)	(28,900)	342	0
Pay	3-Month USD-LIBOR	2.000	06/15/2023		34,700	1,949	892	0	(30)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		96,300	(8,236)	(6,875)	187	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		17,100	(1,393)	(1,455)	37	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		121,900	(3,198)	(492)	294	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		19,300	66	66	40	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		103,250	(21,800)	(18,755)	1,146	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		38,650	(5,864)	(2,799)	424	0
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		12,200	(869)	(48)	141	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	77,200	3,108	1,745	181	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		2,500	(321)	(245)	0	(16)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	16,700	(965)	(755)	0	(28)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		40,300	(4,215)	(3,053)	0	(56)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		17,300	(1,071)	(1,190)	0	(32)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		5,300	(968)	(839)	0	(37)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	5,110,000	(1,779)	(1,166)	24	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	6,800	1	(13)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		9,100	1	(10)	0	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		315,000	135	(514)	0	(17)
Pay	28-Day MXN-TIIE	5.250	06/11/2018		13,800	4	(12)	0	(1)
Pay	28-Day MXN-TIIE	5.500	06/11/2018		17,100	9	(18)	0	(1)
Pay	28-Day MXN-TIIE	5.615	05/21/2021		32,900	8	8	4	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		54,500	12	31	9	0
Pay	28-Day MXN-TIIE	5.560	11/11/2021		56,100	0	(87)	9	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		31,100	6	36	7	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		27,000	25	31	6	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		43,600	54	87	43	0

						$(115,638)	$(89,422)	$3,046	$(747)

Total Swap Agreements						$(111,491)	$(88,118)	$3,320	$(747)

*	This security has a forward starting effective date.

(h)	Securities with an aggregate market value of $64,560 and cash of $4,241 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	12,405		$18,189	$1,675	$0
	07/2016		$18,763	GBP	14,102	11	0
	08/2016	GBP	14,102		$18,768	0	(10)
	08/2016		$16,873	CNH	113,452	173	(51)
	10/2016		36,219		236,473	0	(899)
BPS	07/2016	BRL	191,407		$54,370	0	(5,216)
	07/2016		$59,632	BRL	191,407	0	(46)
	08/2016	BRL	30,578		$9,133	0	(303)
	08/2016	CNH	61,538		9,300	82	0
	08/2016		$21,848	BRL	75,038	1,309	0
	08/2016		5,418	CNH	35,537	0	(94)
	08/2016		2,349	EUR	2,129	16	0
BRC	08/2016		463	INR	31,273	0	(3)
	10/2016		8,093	CNH	54,716	80	0
CBK	08/2016	EUR	943		$1,072	24	0
	08/2016	SGD	20,815		15,150	0	(295)
	08/2016		$3,837	EUR	3,403	0	(55)
	08/2016		135	MXN	2,489	0	0
	10/2016	BRL	51,460		$12,328	0	(3,257)
DUB	10/2016		$4,485	CNH	30,285	38	0
	01/2017	BRL	5,990		$1,420	0	(347)
GLM	08/2016	EUR	49,429		56,455	1,526	0
	08/2016		$2,506	RUB	168,028	91	0
	10/2016	BRL	24,850		$6,096	0	(1,430)
HUS	08/2016	CNH	94,006		14,211	129	0
	08/2016		$13,023	CNH	85,663	0	(191)
	08/2016		2,122	HKD	16,459	0	0
	10/2016		5,711	CNH	37,974	27	(66)
	01/2021	BRL	2,630		$405	0	(190)
JPM	07/2016		191,407		59,632	46	0
	07/2016	GBP	3,965		5,347	85	(17)
	07/2016		$52,576	BRL	191,407	7,010	0
	08/2016	CHF	112		$116	1	0
	08/2016		$3,654	EUR	3,231	0	(64)
	08/2016		12,674	MXN	231,443	48	(124)
	10/2016	BRL	176,890		$41,228	0	(12,345)
	10/2016		$4,469	CNH	30,210	43	0
MSB	07/2016	JPY	6,477,640		$58,808	0	(3,920)
	10/2016	BRL	66,680		15,938	0	(4,257)
SCX	07/2016		$63,569	JPY	6,477,640	0	(840)
	08/2016	CNH	45,995		$6,950	60	0
	08/2016	JPY	6,477,640		63,635	854	0
	08/2016	KRW	881,592		755	0	(10)
	08/2016	SGD	32,979		23,985	0	(487)
	08/2016		$3,141	CNH	20,687	0	(42)
	10/2016	CNH	689,441		$105,274	2,298	0
	10/2016		$11,747	CNH	78,262	33	(91)
	02/2017	CNH	254,536		$36,761	0	(1,032)
SOG	08/2016		16,530		2,500	24	0
	08/2016		$1,297	CNH	8,501	0	(24)
	08/2016		1,635	ZAR	25,182	63	0
	10/2016		5,120	CNH	34,570	44	0
UAG	07/2016		1,523	GBP	1,097	0	(63)
	08/2016	CNH	13,478		$2,039	20	0
	08/2016	EUR	5,760		6,401	8	(8)
	02/2017		$3,904	CNH	25,891	0	(60)

Total Forward Foreign Currency Contracts						$15,818	$(35,837)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$500	$20	$47
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		51,511	550	152
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	13,400	524	129
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$9,600	403	1,097

							$1,497	$1,425

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$4,400	$430	$589
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	4,400	430	292
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018	8,200	758	1,098
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	8,200	836	545
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019	17,000	1,948	2,633
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019	17,000	1,948	1,488
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016	116,800	41	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	84,100	161	123
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	15,200	773	445
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	118,200	402	675
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	30,200	1,562	884
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	126,900	456	725
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	14,900	408	0
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018	8,700	872	1,167
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018	8,700	872	610
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018	30,700	2,844	4,139
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018	30,700	3,290	2,143
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018	42,500	4,215	5,990
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018	42,500	4,215	2,826
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	28,050	1,349	827
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019	25,700	2,960	4,192
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019	25,700	2,960	2,188

							$33,730	$33,579

Total Purchased Options							$35,227	$35,004

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$13,700	$(751)	$(136)
	Call - OTC USD versus RUB		108.000	02/22/2017		500	(20)	(2)
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		103,022	(487)	(158)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		3,724	(480)	(72)
	Put - OTC USD versus BRL		5.000	10/19/2017		3,724	(555)	(1,464)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	8,390	(326)	(83)
	Call - OTC EUR versus MXN		22.650	03/21/2017		8,390	(291)	(218)
	Put - OTC EUR versus USD		$1.090	07/14/2016		26,390	(166)	(57)
	Call - OTC EUR versus USD		1.150	07/14/2016		26,390	(166)	(8)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		$11,195	(1,418)	(218)
	Put - OTC USD versus BRL		5.000	10/19/2017		11,195	(1,689)	(4,402)
	Call - OTC USD versus BRL		6.300	01/11/2018		3,500	(186)	(41)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	13,400	(428)	(60)
	Put - OTC EUR versus MXN		18.900	03/21/2017		12,957	(526)	(128)
	Call - OTC EUR versus MXN		22.650	03/21/2017		12,957	(424)	(337)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016		6,800	(445)	(116)
SOG	Call - OTC EUR versus RUB		85.000	12/02/2016		6,500	(462)	(111)
	Call - OTC USD versus RUB		110.000	02/24/2017		$9,600	(415)	(35)

							$(9,235)	$(7,646)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,100	$(19)	$0
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,400	(31)	(1)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(57)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$75,500	$(785)	$(403)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	17,900	(161)	(322)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	150,800	(1,606)	(806)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	5,500	(92)	(153)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	19,400	(310)	(550)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	9,200	(158)	(256)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	17,500	(298)	(496)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	14,900	(411)	(1,421)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	140,200	(1,484)	(795)

							$(5,305)	$(5,202)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$550	$0	$0

Total Written Options					$(14,597)	$(12,849)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Korea Government International Bond	1.000%	09/20/2022	0.673%		$3,200	$46	$17	$63	$0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	4,800	(30)	49	19	0
BPS	Korea Government International Bond	1.000	09/20/2022	0.673		$1,600	26	6	32	0
BRC	Italy Government International Bond	1.000	06/20/2017	0.569		2,500	9	2	11	0
CBK	Italy Government International Bond	1.000	06/20/2017	0.569		4,000	23	(5)	18	0
DUB	Italy Government International Bond	1.000	09/20/2016	0.477		1,500	11	(9)	2	0
	Mexico Government International Bond	1.000	09/20/2017	0.572		1,700	(24)	33	9	0
	Spain Government International Bond	1.000	06/20/2019	0.734		22,400	(1)	182	181	0
GST	Italy Government International Bond	1.000	06/20/2017	0.569		1,700	10	(2)	8	0
	Mexico Government International Bond	1.000	06/20/2017	0.475		700	(7)	11	4	0
	Spain Government International Bond	1.000	06/20/2019	0.734		10,100	5	77	82	0
HUS	Italy Government International Bond	1.000	09/20/2016	0.477		2,900	22	(18)	4	0
	U.S. Treasury Notes	0.250	06/20/2017	0.151	EUR	6,200	(12)	19	7	0
JPM	Mexico Government International Bond	1.000	06/20/2017	0.475		$9,600	(127)	179	52	0
	Spain Government International Bond	1.000	06/20/2019	0.734		12,300	(6)	106	100	0
	Spain Government International Bond	1.000	03/20/2020	0.839		1,900	13	(1)	12	0
MYC	Italy Government International Bond	1.000	06/20/2017	0.569		2,600	9	3	12	0
	Korea Government International Bond	1.000	09/20/2022	0.673		500	8	2	10	0
	Mexico Government International Bond	1.000	09/20/2017	0.572		1,400	(20)	28	8	0
	Spain Government International Bond	1.000	06/20/2019	0.734		4,600	9	28	37	0
	Spain Government International Bond	1.000	03/20/2020	0.839		900	6	0	6	0

							$(30)	$707	$677	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$2,000	$268	$(23)	$245	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	4,175	(860)	88	0	(772)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	1,000	133	(10)	123	0

					$(459)	$55	$368	$(772)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.338%	11/15/2030	GBP	240	$3	$17	$20	$0
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	23,200	(27)	(330)	0	(357)
BPS	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020		22,200	(3)	(326)	0	(329)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	530	(1)	61	60	0
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	16,400	(5)	(437)	0	(442)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	5,333	(7)	387	380	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		300	2	32	34	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		8,500	0	561	561	0
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	18,700	(43)	(278)	0	(321)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		54,400	(4)	(675)	0	(679)
	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	400	(1)	1	0	0
HUS	Pay	28-Day MXN-TIIE	5.500	06/11/2018		2,400	0	1	1	0
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,250	2	87	89	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		3,790	(6)	276	270	0

							$(90)	$(623)	$1,415	$(2,128)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	ERAEMLT Index	305,591	1-Month USD-LIBOR plus a specified spread	07/15/2016	$667,287	$0	$(66,992)	$0	$(66,992)
	Receive	ERAEMLT Index	93,080	1-Month USD-LIBOR plus a specified spread	07/29/2016	169,753	0	13,005	13,005	0
	Receive	ERAEMLT Index	270,426	1-Month USD-LIBOR plus a specified spread	08/16/2016	576,506	0	(45,286)	0	(45,286)
	Receive	ERAEMLT Index	277,372	1-Month USD-LIBOR plus a specified spread	12/15/2016	515,360	0	29,562	29,562	0
FBF	Receive	ERAEMLT Index	91,351	1-Month USD-LIBOR plus a specified spread	11/15/2016	169,731	0	9,741	9,741	0

							$0	$(59,970)	$52,308	$(112,278)

Total Swap Agreements							$(579)	$(59,831)	$54,768	$(115,178)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $114,997 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,458	$0	$3,458
Corporate Bonds & Notes
Banking & Finance	0	233,302	1,730	235,032
Industrials	0	47,824	0	47,824
Utilities	0	37,198	0	37,198
Municipal Bonds & Notes
California	0	25,720	0	25,720
Illinois	0	2,064	0	2,064
Nebraska	0	131	0	131
Nevada	0	309	0	309
New Jersey	0	3,514	0	3,514
New York	0	1,911	0	1,911
Ohio	0	1,618	0	1,618
Tennessee	0	141	0	141
Texas	0	2,711	0	2,711
Washington	0	3,302	0	3,302
U.S. Government Agencies	0	199,953	0	199,953
U.S. Treasury Obligations	0	945,563	0	945,563
Non-Agency Mortgage-Backed Securities	0	138,924	0	138,924
Asset-Backed Securities	0	195,603	0	195,603
Sovereign Issues	0	168,254	0	168,254
Preferred Securities
Banking & Finance	1,216	7,302	0	8,518
Short-Term Instruments
Repurchase Agreements	0	20,785	0	20,785
Short-Term Notes	0	3,396	0	3,396
U.S. Treasury Bills	0	602	0	602
	$1,216	$2,043,585	$1,730	$2,046,531

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$150,694	$0	$0	$150,694

Total Investments	$151,910	$2,043,585	$1,730	$2,197,225

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(61,964)	0	(61,964)
U.S. Treasury Obligations	0	(20,545)	0	(20,545)
	$0	$(82,509)	$0	$(82,509)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	790	3,323	0	4,113
Over the counter	0	105,590	0	105,590
	$790	$108,913	$0	$109,703

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(980)	(747)	0	(1,727)
Over the counter	0	(163,864)	0	(163,864)
	$(980)	$(164,611)	$0	$(165,591)
Totals	$151,720	$1,905,378	$1,730	$2,058,828

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.3%
BANK LOAN OBLIGATIONS 0.3%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$1,796	$1,798
Charter Communications Operating LLC
3.500% due 01/24/2023		1,895	1,898
Community Health Systems, Inc.
3.924% due 12/31/2018		1,748	1,737

Total Bank Loan Obligations (Cost $5,418)			5,433

CORPORATE BONDS & NOTES 25.9%
BANKING & FINANCE 17.2%
ABN AMRO Bank NV
4.750% due 07/28/2025		600	625
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	2,989
4.750% due 09/10/2018		3,115	3,185
6.250% due 12/01/2017		2,300	2,415
ASIF SRL
3.000% due 02/17/2017	EUR	3,500	3,945
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		$3,244	3,457
Banco del Estado de Chile
4.125% due 10/07/2020		4,200	4,478
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	5,400	5,956
Bank of America Corp.
0.956% due 08/15/2016		$400	400
1.272% due 08/25/2017		14,000	14,017
2.650% due 04/01/2019		33,600	34,474
5.650% due 05/01/2018		1,800	1,930
6.500% due 08/01/2016		18,798	18,871
7.625% due 06/01/2019		2,300	2,665
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	12,900	20,865
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		$800	784
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	4,600	5,168
Citigroup, Inc.
1.306% due 11/15/2016		$15,500	15,510
1.598% due 07/25/2016		19,400	19,409
5.950% due 05/15/2025 (e)		2,800	2,741
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	5,000	6,507
11.000% due 06/30/2019 (e)		$8,200	9,809
Credit Agricole S.A.
8.125% due 12/23/2025 (e)		2,100	2,096
Eksportfinans ASA
5.500% due 06/26/2017		200	207
Ford Motor Credit Co. LLC
1.082% due 11/08/2016		11,700	11,704
1.500% due 01/17/2017		4,480	4,485
4.250% due 02/03/2017		5,148	5,231
General Motors Financial Co., Inc.
3.450% due 04/10/2022		8,000	8,006
4.750% due 08/15/2017		5,295	5,465
HSBC Holdings PLC
3.400% due 03/08/2021		700	722
4.300% due 03/08/2026		500	531
HSBC USA, Inc.
1.402% due 08/07/2018		1,800	1,791
International Lease Finance Corp.
6.750% due 09/01/2016		800	804
Intesa Sanpaolo SpA
2.375% due 01/13/2017		10,000	10,039
KBC Bank NV
8.000% due 01/25/2023		7,400	7,862
KEB Hana Bank
3.125% due 06/26/2017		3,200	3,258
LeasePlan Corp. NV
3.000% due 10/23/2017		2,000	2,015
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		11,100	15,166

Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	1,580	1,993
Morgan Stanley
1.918% due 04/25/2018		$13,900	14,038
MUFG Union Bank N.A.
1.033% due 05/05/2017		10,300	10,300
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	222
Novo Banco S.A.
5.000% due 04/04/2019		300	244
5.000% due 04/23/2019		200	162
5.000% due 05/21/2019		600	491
5.000% due 05/23/2019		400	328
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$700	732
UBS AG
4.750% due 05/22/2023		200	205
7.625% due 08/17/2022		3,350	3,802
Wells Fargo & Co.
1.095% due 04/22/2019		1,800	1,795

			293,894

INDUSTRIALS 5.7%
AbbVie, Inc.
1.800% due 05/14/2018		1,500	1,511
2.500% due 05/14/2020		600	615
3.200% due 11/06/2022		100	104
3.600% due 05/14/2025		500	525
4.500% due 05/14/2035		300	314
4.700% due 05/14/2045		400	425
Actavis Funding SCS
2.350% due 03/12/2018		3,000	3,042
3.000% due 03/12/2020		2,000	2,063
3.450% due 03/15/2022		1,800	1,872
Charter Communications Operating LLC
4.464% due 07/23/2022		700	755
4.908% due 07/23/2025		1,500	1,638
6.384% due 10/23/2035		300	356
6.484% due 10/23/2045		700	839
6.834% due 10/23/2055		100	119
CVS Health Corp.
3.500% due 07/20/2022		200	216
3.875% due 07/20/2025		1,594	1,757
Daimler Finance North America LLC
1.008% due 03/10/2017		14,900	14,899
1.317% due 08/01/2016		8,200	8,203
1.875% due 01/11/2018		7,800	7,875
DISH DBS Corp.
4.250% due 04/01/2018		3,675	3,758
Dynegy, Inc.
7.375% due 11/01/2022		1,800	1,746
Enbridge, Inc.
1.296% due 10/01/2016		5,400	5,378
HCA, Inc.
3.750% due 03/15/2019		13,800	14,317
Kraft Heinz Foods Co.
1.600% due 06/30/2017		700	702
2.000% due 07/02/2018		700	710
3.500% due 07/15/2022		200	213
3.950% due 07/15/2025		200	218
5.000% due 07/15/2035		100	115
5.200% due 07/15/2045		300	357
President and Fellows of Harvard College
6.500% due 01/15/2039		8,600	13,442
QUALCOMM, Inc.
4.800% due 05/20/2045		700	731
Rohm & Haas Co.
6.000% due 09/15/2017		144	152
SABMiller Holdings, Inc.
2.450% due 01/15/2017		3,895	3,921
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		4,500	4,540

			97,428

UTILITIES 3.0%
AT&T, Inc.
1.051% due 03/30/2017		11,100	11,107
Majapahit Holding BV
7.750% due 01/20/2020		500	573
Petrobras Global Finance BV
8.375% due 05/23/2021		1,800	1,862
Sprint Communications, Inc.
8.375% due 08/15/2017		6,750	6,953

Telefonica Chile S.A.
3.875% due 10/12/2022	1,200	1,245
Verizon Communications, Inc.
1.057% due 06/09/2017	17,700	17,712
1.426% due 06/17/2019	200	201
2.406% due 09/14/2018	10,400	10,663

		50,316

Total Corporate Bonds & Notes (Cost $443,010)		441,638

MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,600	2,569
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,000	3,222
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,725

		8,516

COLORADO 0.7%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	8,000	11,471

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	900	951
7.750% due 01/01/2042	1,500	1,524

		2,475

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	2,000	3,237

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	5,706

Total Municipal Bonds & Notes (Cost $30,069)		31,405

U.S. GOVERNMENT AGENCIES 6.4%
Fannie Mae
0.513% due 12/25/2036	138	135
0.803% due 03/25/2037 - 09/25/2042	490	489
0.833% due 07/25/2037	109	109
0.853% due 09/25/2035	176	176
1.083% due 05/25/2040	137	138
1.173% due 06/25/2037	76	76
1.183% due 06/25/2040	957	968
1.203% due 11/25/2039 - 01/25/2040	223	226
1.273% due 12/25/2039	83	84
1.353% due 07/25/2039	63	64
1.610% due 06/01/2043 - 07/01/2044	225	229
2.033% due 10/01/2034	20	21
2.145% due 11/01/2034	6	7
2.257% due 11/01/2035	54	56
2.294% due 09/01/2035	188	199
2.298% due 10/01/2035	57	61
2.310% due 08/01/2022	200	208
2.387% due 07/01/2035	144	153
2.396% due 07/01/2035	157	165
2.415% due 07/01/2034	161	170
2.418% due 08/01/2035	111	118
2.432% due 01/01/2035	177	186
2.487% due 09/01/2035	152	160
2.496% due 12/01/2033	136	142
2.535% due 08/01/2035	287	306
2.557% due 05/25/2035	34	36
2.609% due 05/01/2036	108	113
2.617% due 12/01/2033	20	21
2.623% due 05/01/2035	9	9
2.630% due 06/01/2035	250	262
2.644% due 03/01/2035	14	14
2.697% due 09/01/2036	90	95
2.715% due 07/01/2036	103	110
2.820% due 08/01/2036	92	98
2.870% due 09/01/2027	100	104
2.920% due 06/01/2022	2,459	2,625
3.155% due 05/01/2022	2,003	2,156
3.181% due 06/01/2035	392	415

4.000% due 05/01/2018 - 11/01/2028	10,670	11,234
4.500% due 02/01/2018 - 06/01/2042	15,977	16,901
5.000% due 06/01/2023 - 05/01/2041	6,776	7,546
5.500% due 10/01/2021 - 12/01/2039	3,416	3,853
6.000% due 02/01/2029 - 05/01/2041	901	1,034
6.500% due 09/01/2034	7	8
Fannie Mae, TBA
3.000% due 08/01/2046	50	52
Freddie Mac
0.713% due 08/25/2031	77	75
0.772% due 02/15/2037	12	12
0.842% due 06/15/2018	4	4
0.992% due 07/15/2041	917	918
1.012% due 06/15/2041	927	934
1.112% due 08/15/2037	204	206
1.142% due 08/15/2037	258	261
1.297% due 01/15/2038	140	143
1.610% due 02/25/2045	35	36
4.500% due 01/15/2041 - 04/01/2041	326	367
5.000% due 03/01/2038	4,528	5,018
5.500% due 06/01/2027 - 05/01/2040	2,280	2,555
6.000% due 02/01/2034 - 10/01/2039	2,444	2,793
Freddie Mac, TBA
4.500% due 08/01/2046	4,000	4,361
6.000% due 07/01/2046	1,000	1,137
Ginnie Mae
3.500% due 01/15/2042 - 07/15/2045	22,787	24,237
5.000% due 06/15/2034 - 06/15/2041	5,290	5,931
6.000% due 05/15/2037 - 07/15/2037	110	126
Ginnie Mae, TBA
4.000% due 07/01/2046	6,000	6,448
NCUA Guaranteed Notes
0.915% due 10/07/2020	217	217
Small Business Administration
5.290% due 12/01/2027	197	220
5.600% due 09/01/2028	1,849	2,097

Total U.S. Government Agencies (Cost $106,651)		109,428

U.S. TREASURY OBLIGATIONS 40.8%
U.S. Treasury Bonds
2.500% due 02/15/2045	320	334
2.500% due 02/15/2046	20,600	21,471
2.875% due 08/15/2045	47,400	53,242
3.000% due 11/15/2044	3,250	3,741
3.000% due 05/15/2045	50	57
3.125% due 08/15/2044	17,900	21,088
3.750% due 11/15/2043 (g)	12,000	15,848
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (g)	22,886	23,428
0.125% due 01/15/2023 (i)	20,313	20,607
0.125% due 07/15/2024 (i)	20,754	20,991
0.250% due 01/15/2025	404	411
0.375% due 07/15/2023 (i)	50,678	52,472
0.750% due 02/15/2045	12,292	12,383
1.750% due 01/15/2028	9,706	11,364
2.000% due 01/15/2026	6,388	7,525
2.375% due 01/15/2025 (i)	34,520	41,266
2.375% due 01/15/2027	16,370	20,121
U.S. Treasury Notes
1.375% due 09/30/2020 (i)(k)	35,300	35,954
1.375% due 10/31/2020 (i)(k)	42,700	43,486
1.750% due 12/31/2020	58,300	60,318
2.000% due 11/30/2020 (i)(k)	10,200	10,662
2.000% due 07/31/2022 (i)(k)	26,000	27,234
2.000% due 11/30/2022 (i)	45,800	47,951
2.000% due 08/15/2025 (k)	6,400	6,695
2.125% due 08/31/2020 (i)(k)	5,500	5,771
2.125% due 05/15/2025 (i)(k)	96,850	102,364
2.375% due 08/15/2024 (i)(k)	26,900	28,971

Total U.S. Treasury Obligations (Cost $666,597)		695,755

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.6%
American Home Mortgage Investment Trust
2.978% due 02/25/2045	79	79
ApS Resecuritization Trust
0.588% due 08/28/2054	12,849	8,775
Banc of America Funding Ltd.
0.699% due 10/03/2039	1,601	1,570
Banc of America Funding Trust
0.638% due 10/20/2046 ^	378	282
0.728% due 06/20/2047	600	428
5.912% due 10/25/2036	8,633	7,253
BCAP LLC Trust
0.335% due 09/26/2035	29	29

Bear Stearns Adjustable Rate Mortgage Trust
2.937% due 01/25/2034		632	630
Bear Stearns ALT-A Trust
0.613% due 02/25/2034		311	274
0.673% due 07/25/2035		1,442	1,402
2.902% due 09/25/2035		88	74
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		75	77
Bear Stearns Structured Products, Inc. Trust
2.878% due 01/26/2036		347	272
Bella Vista Mortgage Trust
1.048% due 01/22/2045		2,561	2,336
Chase Mortgage Finance Trust
2.932% due 02/25/2037		1,686	1,686
ChaseFlex Trust
0.753% due 07/25/2037		1,074	795
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.696% due 01/25/2036		941	856
0.703% due 06/25/2036		970	848
0.753% due 08/25/2035		3,505	3,149
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035		67	66
3.040% due 05/25/2035		137	135
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		2,399	2,488
Countrywide Alternative Loan Trust
0.613% due 12/25/2046 ^		4,121	3,514
0.633% due 05/25/2047		297	238
0.643% due 09/25/2046 ^		1,513	1,154
0.733% due 02/25/2037		1,571	1,153
0.953% due 05/25/2035 ^		10,554	8,165
1.997% due 08/25/2035		3,962	3,278
2.736% due 05/25/2036		1,683	1,132
Countrywide Home Loan Mortgage Pass-Through Trust
1.253% due 09/25/2034		216	182
2.592% due 02/20/2036 ^		58	51
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,130	2,143
5.383% due 02/15/2040		222	224
Deutsche ALT-A Securities, Inc.
0.783% due 02/25/2036		4,214	3,334
Eddystone Finance PLC
1.113% due 04/19/2021	GBP	3,622	4,708
First Horizon Alternative Mortgage Securities Trust
2.355% due 08/25/2035 ^		$508	436
First Horizon Mortgage Pass-Through Trust
2.929% due 08/25/2035		219	193
Greenpoint Mortgage Pass-Through Certificates
3.135% due 10/25/2033		170	168
GSR Mortgage Loan Trust
2.876% due 09/25/2035		388	390
2.893% due 11/25/2035		187	180
6.000% due 05/25/2037 ^		1,012	939
HarborView Mortgage Loan Trust
0.698% due 01/19/2036		916	624
0.718% due 03/19/2035		4,027	3,525
IndyMac Mortgage Loan Trust
0.653% due 11/25/2046		24,169	17,499
2.790% due 01/25/2036 ^		336	280
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		259	258
5.420% due 01/15/2049		2,604	2,643
5.439% due 01/15/2049		9,430	9,598
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		24	21
LB Commercial Mortgage Trust
6.073% due 07/15/2044		9,937	10,297
Leek Finance PLC
0.864% due 12/21/2038		2,241	2,365
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.882% due 12/15/2030		489	468
Merrill Lynch Mortgage Investors Trust
0.663% due 02/25/2036		245	224
2.228% due 10/25/2035		2,990	2,904
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		600	610
Morgan Stanley Capital Trust
5.610% due 04/15/2049		42	42
Residential Accredit Loans, Inc. Trust
0.638% due 08/25/2036		2,473	1,975
3.840% due 12/25/2035		924	773
Residential Asset Securitization Trust
6.000% due 09/25/2036		1,314	847
6.000% due 05/25/2037 ^		761	638
6.250% due 07/25/2036 ^		859	809

Sequoia Mortgage Trust
0.648% due 07/20/2036	850	772
0.658% due 06/20/2036	930	830
Structured Adjustable Rate Mortgage Loan Trust
0.773% due 10/25/2035	5,172	4,266
1.810% due 01/25/2035	283	221
2.636% due 09/25/2035	295	260
2.762% due 01/25/2035	404	384
2.805% due 08/25/2034	380	376
2.826% due 08/25/2035	197	183
Structured Asset Mortgage Investments Trust
0.698% due 07/19/2035	140	126
0.733% due 02/25/2036 ^	160	131
2.615% due 05/25/2047	5,545	3,883
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045	736	735
Wachovia Mortgage Loan Trust LLC
3.040% due 05/20/2036 ^	542	478
WaMu Mortgage Pass-Through Certificates Trust
0.723% due 12/25/2045	10,340	9,566
0.743% due 10/25/2045	58	54
1.093% due 01/25/2045	326	306
1.427% due 06/25/2046	10,697	8,844
1.437% due 02/25/2046	823	749
1.637% due 11/25/2042	56	52
1.940% due 02/27/2034	144	141
2.008% due 01/25/2037 ^	1,530	1,299
2.178% due 08/25/2046	10,066	8,935
2.178% due 10/25/2046	177	158
2.178% due 12/25/2046	695	634
2.225% due 12/25/2036 ^	466	403
2.566% due 06/25/2037 ^	705	635
Washington Mutual Mortgage Loan Trust
1.606% due 05/25/2041	5	5
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036	3,624	3,042
Wells Fargo Alternative Loan Trust
3.083% due 07/25/2037 ^	9,098	7,719
Wells Fargo Mortgage-Backed Securities Trust
2.855% due 03/25/2036	305	300
2.989% due 07/25/2036 ^	3,326	3,193

Total Non-Agency Mortgage-Backed Securities (Cost $182,255)		180,166

ASSET-BACKED SECURITIES 8.6%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.273% due 02/25/2034	1,971	1,782
Asset-Backed Funding Certificates Trust
0.673% due 01/25/2037	4,534	2,786
1.503% due 03/25/2034	5,694	4,513
Asset-Backed Securities Corp. Home Equity Loan Trust
0.743% due 03/25/2036	11,443	8,332
1.413% due 07/25/2035	500	459
Bear Stearns Asset-Backed Securities Trust
0.613% due 08/25/2036	2,708	2,412
0.723% due 06/25/2036	4,800	4,193
1.133% due 10/25/2035	4,800	4,200
Cavalry CLO Ltd.
2.003% due 01/16/2024	383	383
Citigroup Mortgage Loan Trust, Inc.
0.613% due 09/25/2036	6,708	4,944
1.353% due 09/25/2035 ^	3,987	2,347
Cornerstone CLO Ltd.
0.848% due 07/15/2021	921	917
Countrywide Asset-Backed Certificates
0.603% due 01/25/2037	6,098	5,766
0.653% due 06/25/2037 ^	4,517	3,074
0.703% due 01/25/2046	8,216	5,157
5.000% due 10/25/2046 ^	3,122	2,655
Countrywide Asset-Backed Certificates Trust
0.803% due 04/25/2036	1,050	1,034
Countrywide Home Equity Loan Trust
0.662% due 12/15/2029	648	599
Credit Suisse Mortgage Capital Certificates
1.053% due 09/25/2037	7,573	6,838
Credit-Based Asset Servicing and Securitization LLC
0.513% due 11/25/2036	33	20
Fremont Home Loan Trust
0.513% due 01/25/2037	16	8
GSAMP Trust
0.693% due 12/25/2035	4,177	3,931
Hillmark Funding Ltd.
0.904% due 05/21/2021	378	373
Lehman XS Trust
0.593% due 02/25/2037 ^	4,897	4,608

Long Beach Mortgage Loan Trust
1.013% due 10/25/2034		17	16
Morgan Stanley ABS Capital, Inc. Trust
0.583% due 01/25/2037		4,706	2,392
0.703% due 03/25/2037		4,127	2,088
1.383% due 11/25/2034		1,219	1,119
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^		1,222	688
National Collegiate Student Loan Trust
0.686% due 11/27/2028		1,778	1,755
NovaStar Mortgage Funding Trust
0.583% due 03/25/2037		7,400	4,770
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035		41	41
Residential Asset Mortgage Products Trust
0.613% due 02/25/2037		3,419	3,147
Residential Asset Securities Corp. Trust
0.603% due 08/25/2036		1,123	1,101
0.873% due 10/25/2035		1,000	931
Securitized Asset-Backed Receivables LLC Trust
0.703% due 05/25/2036		12,858	7,444
SG Mortgage Securities Trust
0.633% due 02/25/2036		13,391	7,550
SLM Private Education Loan Trust
1.492% due 06/15/2023		14	14
3.692% due 05/16/2044		209	214
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	1,153	1,232
Specialty Underwriting & Residential Finance Trust
0.746% due 12/25/2036		$3,873	3,283
SpringCastle America Funding LLC
2.700% due 05/25/2023		9,784	9,820
Structured Asset Investment Loan Trust
1.173% due 06/25/2035		20,000	16,826
Structured Asset Securities Corp. Mortgage Loan Trust
0.613% due 03/25/2036		4,348	3,536
0.663% due 02/25/2037		6,382	5,359
0.773% due 05/25/2037		1,779	1,640
Venture CDO Ltd.
0.855% due 07/22/2021		360	352
Wood Street CLO BV
0.107% due 11/22/2021	EUR	44	48

Total Asset-Backed Securities (Cost $143,506)			146,697

SOVEREIGN ISSUES 5.8%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	219,600	66,068
0.000% due 01/01/2017 (b)		4,890	1,426
Export-Import Bank of Korea
4.000% due 01/29/2021		$4,700	5,136
Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2026	EUR	6,000	8,593
Korea Development Bank
3.500% due 08/22/2017		$300	308
Qatar Government International Bond
5.250% due 01/20/2020		3,600	4,002
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	1,220,000	11,179
4.750% due 04/17/2019	EUR	2,200	2,214
Total Sovereign Issues (Cost $87,920)			98,926

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (f) 1.1%		19,441

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
0.161% due 07/21/2016 (b)(c)(k)	$451	451

Total Short-Term Instruments (Cost $19,892)		19,892

Total Investments in Securities (Cost $1,685,318)		1,729,340

	SHARES
INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III	3,424,856	33,851

Total Short-Term Instruments (Cost $33,849)		33,851

Total Investments in Affiliates (Cost $33,849)		33,851

Total Investments 103.3% (Cost $1,719,167)		$1,763,191
Financial Derivative Instruments (h)(j) 1.6% (Cost or Premiums, net $10,584)		26,629
Other Assets and Liabilities, net (4.9)%		(82,201)

Net Assets 100.0%		$1,707,619

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.200%	06/30/2016	07/01/2016	$17,565	U.S. Treasury Bonds 4.500% due 02/15/2036	$(17,493)	$17,565	$17,565
SSB	0.010	06/30/2016	07/01/2016	1,876	U.S. Treasury Notes 0.750% due 12/31/2017	(1,915)	1,876	1,876

Total Repurchase Agreements						$(19,408)	$19,441	$19,441

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.700%	06/30/2016	07/01/2016	$(15,990)	$(15,991)
JPS	0.720	01/08/2016	07/08/2016	(12,509)	(12,552)

Total Reverse Repurchase Agreements					$(28,543)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
NOM	0.550%	07/01/2016	10/03/2016	$(15,999)	$(16,022)

Total Sale-Buyback Transactions					$(16,022)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(87,925) at a weighted average interest rate of 0.584%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	3.500%	07/01/2046	$39,200	$(28,433)	$(28,697)
Fannie Mae, TBA	4.000	07/01/2046	14,500	(15,467)	(15,545)
U.S. Treasury Bonds	4.500	02/15/2036	12,000	(17,234)	(17,361)

Total Short Sales				$(61,134)	$(61,603)

(3)	Payable for short sales includes $72 of accrued interest.

(g)	Securities with an aggregate market value of $44,901 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$119.500	08/26/2016	1,700	$15	$2

Total Purchased Options				$15	$2

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	2,123	$(3,807)	$0	$(80)
90-Day Eurodollar September Futures	Short	09/2016	12	(19)	0	0
Australia Government 10-Year Bond September Futures	Long	09/2016	33	40	5	(5)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	208	104	30	(5)
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	208	(30)	12	(16)
Call Options Strike @ EUR 169.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	208	35	16	0
E-mini S&P 500 Index September Futures	Short	09/2016	175	(527)	0	(205)
Euro-Bobl September Futures	Long	09/2016	403	632	13	(13)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	698	(816)	0	(547)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	135	622	39	0
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	208	115	5	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	208	198	18	0
Put Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	208	(275)	0	(35)
U.S. Treasury 5-Year Note September Futures	Long	09/2016	961	1,756	75	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	5,953	20,596	0	(465)
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2016	414	(4,817)	375	0
United Kingdom Long Gilt September Futures	Long	09/2016	101	802	65	0

Total Futures Contracts				$14,609	$653	$(1,371)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$4,653	$200	$245	$19	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	12.600%	01/04/2021	BRL	46,300	$171	$243	$24	$0
Pay	3-Month USD-LIBOR *	1.100	01/23/2018		$472,300	1,706	1,505	94	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,389,800	(33,707)	(22,293)	0	(477)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		238,200	11,110	8,106	12	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		474,100	(33,802)	(15,875)	294	0
Pay	3-Month USD-LIBOR	2.000	06/15/2023		54,500	3,062	1,402	0	(47)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		93,800	(8,022)	(6,696)	182	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		22,500	(1,832)	(1,914)	49	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		160,400	(4,209)	(647)	387	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		16,300	56	56	33	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		112,750	(23,805)	(19,412)	1,252	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		40,600	(6,160)	(3,006)	445	0
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		11,400	(812)	(46)	132	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	108,200	4,356	3,051	302	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		2,300	(295)	(226)	0	(15)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	17,000	(983)	(680)	0	(28)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		52,600	(5,502)	(3,453)	0	(73)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		23,300	(1,442)	(1,603)	0	(43)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		6,300	(1,151)	(1,044)	0	(44)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	4,730,000	(1,646)	(1,079)	22	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	15,300	2	(27)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		171,200	17	(127)	0	(9)
Pay	28-Day MXN-TIIE	5.500	09/13/2017		24,000	10	(33)	0	(1)
Pay	28-Day MXN-TIIE	5.000	06/11/2018		38,500	0	(17)	0	(3)
Pay	28-Day MXN-TIIE	5.615	05/21/2021		60,400	15	14	8	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		96,200	19	49	16	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		14,000	3	(1)	3	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		100	0	0	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		18,000	13	20	5	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		3,300	(1)	(1)	1	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		48,400	(11)	(16)	21	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		1,800	3	3	1	0
Pay	28-Day MXN-TIIE *	7.635	06/09/2025		60,500	132	130	25	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		40,500	80	103	29	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		48,900	60	156	48	0

						$(102,565)	$(63,358)	$3,385	$(740)

Total Swap Agreements						$(102,365)	$(63,113)	$3,404	$(740)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $49,156 and cash of $3,439 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	27,402		$40,179	$3,700	$0
	07/2016		$45,499	EUR	41,288	320	0
	07/2016		37,362	GBP	28,081	21	0
	08/2016	EUR	41,288		$45,548	0	(318)
	08/2016	GBP	28,081		37,372	0	(20)
	08/2016		$10,402	CNH	68,698	6	(117)
BPS	07/2016	BRL	176,891		$50,102	0	(4,965)
	07/2016		$55,110	BRL	176,891	0	(43)
	08/2016	CNH	79,404		$12,000	106	0
	08/2016		$28,732	BRL	97,708	1,421	0
	08/2016		6,024	CNH	39,517	0	(105)
	10/2016	BRL	10,900		$2,592	0	(709)
	10/2016		$21,877	CNH	146,764	44	0
BRC	08/2016		987	INR	66,692	0	(7)
	08/2016		115	MXN	2,160	2	0
	10/2016		8,982	CNH	60,726	88	0
CBK	07/2016	JPY	55,800		$518	0	(22)
	07/2016		$1,121	EUR	1,000	0	(12)
	07/2016		1,153	GBP	775	0	(122)
	08/2016	EUR	5,263		$5,842	0	(5)
	08/2016	MXN	8,307		446	0	(7)
	08/2016	SGD	30,523		22,216	0	(433)
	08/2016		$25,554	CNH	167,253	0	(501)
	08/2016		731	MXN	13,803	21	0
	10/2016	BRL	74,200		$18,110	0	(4,362)
DUB	10/2016		$4,977	CNH	33,607	43	0
	01/2017	BRL	4,890		$1,159	0	(283)
GLM	07/2016	EUR	44,669		49,958	409	(22)
	08/2016	SEK	935		115	4	0
	10/2016	BRL	20,230		4,963	0	(1,164)
HUS	08/2016	CNH	120,559		18,225	166	0
	08/2016	HKD	4,016		518	0	0
	08/2016		$16,903	CNH	111,180	0	(249)
	10/2016	CNH	359,860		$55,041	1,291	0
	10/2016		$39,149	CNH	256,154	30	(920)
	01/2021	BRL	3,320		$512	0	(240)
JPM	07/2016		176,891		55,110	43	0
	07/2016	GBP	4,083		5,565	144	(14)
	07/2016		$48,589	BRL	176,891	6,478	0
	07/2016		1,745	EUR	1,554	0	(20)
	07/2016		1,913	GBP	1,349	0	(117)
	08/2016	BRL	30,394		$8,897	0	(482)
	08/2016		$4,048	CHF	3,910	0	(34)
	08/2016		10,639	MXN	195,244	64	(76)
	10/2016	BRL	69,290		$16,526	0	(4,459)
	10/2016		$4,959	CNH	33,523	48	0
	02/2017	CNH	157,210		$22,583	0	(760)
MSB	07/2016	JPY	5,796,352		52,597	0	(3,534)
	10/2016	BRL	44,980		12,400	0	(1,222)
NAB	07/2016	EUR	25,501		34,595	6,270	0
	07/2016		$28,032	EUR	25,501	292	0
SCX	07/2016		57,430	JPY	5,852,152	0	(759)
	08/2016	CNH	59,231		$8,950	77	0
	08/2016	JPY	5,852,152		57,491	771	0
	08/2016	SGD	17,031		12,377	0	(260)
	08/2016		$4,699	CNH	30,948	0	(63)
	10/2016	CNH	444,771		$68,122	1,691	0
	10/2016		$3,818	CNH	25,806	37	0
	02/2017	CNH	159,666		$23,060	0	(647)
SOG	08/2016		21,158		3,200	31	0
	08/2016		$1,660	CNH	10,880	0	(30)
	08/2016	ZAR	4,794		$311	0	(12)
	10/2016		$5,681	CNH	38,358	48	0
UAG	07/2016		3,785	EUR	3,407	20	(23)
	08/2016	CNH	17,351		$2,625	26	0
	02/2017		$5,132	CNH	34,035	0	(79)

Total Forward Foreign Currency Contracts						$23,712	$(27,217)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$500	$20	$47
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		46,897	500	138
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	13,800	540	133
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$9,700	407	1,108

							$1,467	$1,426

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$3,900	$381	$522
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	3,900	381	259
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018	7,600	702	1,017
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	7,600	775	505
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019	15,200	1,742	2,354
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019	15,200	1,742	1,331
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016	125,100	44	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	102,000	195	149
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	20,200	1,028	591
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	103,500	352	592
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	40,200	2,080	1,177
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	120,700	433	690
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	19,400	532	0
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018	7,800	782	1,046
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018	7,800	782	547
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018	27,400	2,538	3,694
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018	27,400	2,936	1,912
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018	39,500	3,918	5,567
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018	39,500	3,917	2,627
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	12,900	620	380
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019	27,200	3,133	4,437
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019	27,200	3,133	2,316

							$32,146	$31,713

Total Purchased Options							$33,613	$33,139

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$16,200	$(888)	$(161)
	Call - OTC USD versus RUB		108.000	02/22/2017		500	(20)	(2)
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		93,794	(443)	(144)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		4,260	(549)	(83)
	Put - OTC USD versus BRL		5.000	10/19/2017		4,260	(635)	(1,675)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	8,071	(313)	(80)
	Call - OTC EUR versus MXN		22.650	03/21/2017		8,071	(280)	(210)
	Put - OTC EUR versus USD		$1.090	07/14/2016		23,415	(147)	(50)
	Call - OTC EUR versus USD		1.150	07/14/2016		23,415	(148)	(7)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		$12,767	(1,618)	(248)
	Put - OTC USD versus BRL		5.000	10/19/2017		12,767	(1,926)	(5,020)
	Call - OTC USD versus BRL		6.300	01/11/2018		4,381	(233)	(51)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	13,800	(441)	(62)
	Put - OTC EUR versus MXN		18.900	03/21/2017		12,019	(488)	(119)
	Call - OTC EUR versus MXN		22.650	03/21/2017		12,019	(393)	(312)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016		8,100	(530)	(138)
SOG	Call - OTC EUR versus RUB		85.000	12/02/2016		7,600	(540)	(130)
	Call - OTC USD versus RUB		110.000	02/24/2017		$9,700	(419)	(36)

							$(10,011)	$(8,528)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	500	(7)	0

						$(18)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$100,500	$(1,045)	$(537)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	21,700	(195)	(390)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	200,600	(2,136)	(1,071)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	5,000	(83)	(139)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	16,800	(269)	(476)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	8,500	(146)	(237)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	16,900	(287)	(479)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	19,400	(536)	(1,851)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	64,400	(682)	(365)

							$(5,379)	$(5,545)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$559	$0	$0

Total Written Options					$(15,408)	$(14,073)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2016	0.666%		$13,300	$(154)	$179	$25	$0
	Korea Government International Bond	1.000	09/20/2022	0.673		1,000	14	6	20	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	4,000	(26)	41	15	0
BPS	Korea Government International Bond	1.000	09/20/2022	0.673		$500	8	2	10	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	900	(12)	16	4	0
CBK	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.234		$1,400	(10)	13	3	0
	Italy Government International Bond	1.000	06/20/2017	0.569		4,000	23	(5)	18	0
DUB	Export-Import Bank of China	1.000	06/20/2017	0.436		100	(4)	5	1	0
	Italy Government International Bond	1.000	09/20/2016	0.477		800	6	(5)	1	0
	Spain Government International Bond	1.000	06/20/2019	0.734		14,000	(4)	117	113	0
GST	Italy Government International Bond	1.000	06/20/2017	0.569		800	5	(1)	4	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	900	(12)	16	4	0
HUS	Italy Government International Bond	1.000	09/20/2016	0.477		$1,500	11	(9)	2	0
	Mexico Government International Bond	1.000	12/20/2016	0.371		100	1	(1)	0	0
JPM	Spain Government International Bond	1.000	06/20/2019	0.734		11,700	(6)	101	95	0
MYC	Italy Government International Bond	1.000	06/20/2017	0.569		2,300	8	2	10	0
	Korea Government International Bond	1.000	09/20/2022	0.673		200	3	1	4	0

							$(149)	$478	$329	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$38,574	$(7,853)	$721	$0	$(7,132)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,200	295	(25)	270	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,200	294	(24)	270	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	675	0	5	5	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	1,544	0	11	11	0

					$(7,264)	$688	$556	$(7,132)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	7,400	$3	$3	$6	$0
BPS	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	21,800	(3)	(320)	0	(323)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	670	(1)	77	76	0
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		7,139	(9)	518	509	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	104,600	(26)	(139)	0	(165)
	Receive	1-Year BRL-CDI	12.379	01/04/2021		79,800	0	(307)	0	(307)
	Receive	1-Year BRL-CDI	12.409	01/04/2021		146,300	0	(602)	0	(602)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		800	0	3	3	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	400	2	43	45	0
	Pay	1-Year BRL-CDI	12.560	01/04/2021	BRL	47,500	(5)	277	272	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	11,150	0	735	735	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	104,700	(76)	162	86	0
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	40,300	(144)	(547)	0	(691)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		65,200	(5)	(809)	0	(814)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		56,100	(7)	(1,511)	0	(1,518)
HUS	Pay	28-Day MXN-TIIE	5.000	06/11/2018	MXN	43,500	(70)	71	1	0
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,450	2	101	103	0
MYC	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	44,100	116	(185)	0	(69)
	Receive	1-Year BRL-CDI	14.190	01/04/2021		110,000	0	(2,123)	0	(2,123)

							$(223)	$(4,553)	$1,836	$(6,612)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	ERAUSLT Index	4,180,760	1-Month USD-LIBOR plus a specified spread	07/13/2017	$966,926	$0	$7,816	$7,816	$0
BPS	Receive	ERAUSLT Index	1,424,681	1-Month USD-LIBOR plus a specified spread	07/15/2016	326,897	0	5,368	5,368	0
DUB	Receive	ERAUSLT Index	382,149	1-Month USD-LIBOR plus a specified spread	03/23/2017	87,489	0	1,481	1,481	0
JPM	Receive	ERAUSLT Index	1,416,975	1-Month USD-LIBOR plus a specified spread	05/15/2017	324,997	0	5,478	5,478	0

							$0	$20,143	$20,143	$0

Total Swap Agreements							$(7,636)	$16,756	$22,864	$(13,744)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $32,175 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,433	$0	$5,433
Corporate Bonds & Notes
Banking & Finance	0	293,894	0	293,894
Industrials	0	97,428	0	97,428
Utilities	0	50,316	0	50,316
Municipal Bonds & Notes
California	0	8,516	0	8,516
Colorado	0	11,471	0	11,471
Illinois	0	2,475	0	2,475
Ohio	0	3,237	0	3,237
Texas	0	5,706	0	5,706
U.S. Government Agencies	0	109,428	0	109,428
U.S. Treasury Obligations	0	695,755	0	695,755
Non-Agency Mortgage-Backed Securities	0	180,166	0	180,166
Asset-Backed Securities	0	146,697	0	146,697
Sovereign Issues	0	98,926	0	98,926
Short-Term Instruments
Repurchase Agreements	0	19,441	0	19,441
U.S. Treasury Bills	0	451	0	451
	$0	$1,729,340	$0	$1,729,340

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$33,851	$0	$0	$33,851

Total Investments	$33,851	$1,729,340	$0	$1,763,191

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(44,242)	0	(44,242)
U.S. Treasury Obligations	0	(17,361)	0	(17,361)
	$0	$(61,603)	$0	$(61,603)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	653	3,406	0	4,059
Over the counter	0	79,715	0	79,715
	$653	$83,121	$0	$83,774

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,371)	(740)	0	(2,111)
Over the counter	0	(55,034)	0	(55,034)

	$(1,371)	$(55,774)	$0	$(57,145)

Totals	$33,133	$1,695,084	$0	$1,728,217

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS International Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.1%
BANK LOAN OBLIGATIONS 1.1%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$549	$549
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		3,070	3,078
Charter Communications Operating LLC
3.500% due 01/24/2023		499	500
OGX (13.000% PIK)
13.000% due 04/10/2049 (c)		151	124
Valeant Pharmaceuticals International, Inc.
4.750% due 12/11/2019		2,068	2,013

Total Bank Loan Obligations (Cost $6,291)			6,264

CORPORATE BONDS & NOTES 12.5%
BANKING & FINANCE 7.0%
ABN AMRO Bank NV
4.750% due 07/28/2025		200	208
Ally Financial, Inc.
2.500% due 03/15/2017 (h)		5,000	4,931
Aviation Loan Trust
2.763% due 12/15/2022		5,351	4,872
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (g)	EUR	1,700	1,875
BNP Paribas S.A.
7.375% due 08/19/2025 (g)		$800	784
Citigroup, Inc.
5.950% due 05/15/2025 (g)		800	783
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	3,650	4,750
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$694	712
Eksportfinans ASA
5.500% due 06/26/2017		1,800	1,865
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		2,100	2,180
General Motors Financial Co., Inc.
2.625% due 07/10/2017		500	505
3.250% due 05/15/2018		2,500	2,553
HBOS PLC
6.750% due 05/21/2018		400	430
Hospitality Properties Trust
5.000% due 08/15/2022		800	861
HSBC Holdings PLC
3.400% due 03/08/2021		700	722
4.300% due 03/08/2026		500	531
4.875% due 01/14/2022		900	989
International Lease Finance Corp.
6.750% due 09/01/2016		500	503
7.125% due 09/01/2018		500	550
Morgan Stanley
5.500% due 01/26/2020		500	557
Novo Banco S.A.
5.000% due 04/23/2019	EUR	400	324
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (g)		$100	92
SL Green Realty Corp.
5.000% due 08/15/2018		3,500	3,673
UBS AG
7.625% due 08/17/2022		400	454
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		200	204
4.125% due 09/24/2025		200	208
Weyerhaeuser Co.
7.375% due 10/01/2019		2,850	3,278

			39,394

INDUSTRIALS 4.2%
AbbVie, Inc.
2.500% due 05/14/2020		200	205
3.600% due 05/14/2025		200	210
4.500% due 05/14/2035		100	105
4.700% due 05/14/2045		100	106

Actavis Funding SCS
3.000% due 03/12/2020		1,000	1,031
Aerojet Rocketdyne Holdings, Inc.
7.125% due 03/15/2021		1,500	1,583
Boston Scientific Corp.
6.000% due 01/15/2020		2,100	2,393
Charter Communications Operating LLC
4.464% due 07/23/2022		300	323
4.908% due 07/23/2025		800	873
6.384% due 10/23/2035		200	238
6.484% due 10/23/2045		300	360
6.834% due 10/23/2055		100	119
CVS Health Corp.
3.500% due 07/20/2022		100	108
3.875% due 07/20/2025		532	587
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,200	4,469
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		$200	212
Kraft Heinz Foods Co.
3.500% due 07/15/2022		100	106
3.950% due 07/15/2025		100	109
5.000% due 07/15/2035		100	115
5.200% due 07/15/2045		100	119
OGX Austria GmbH
8.500% due 06/01/2018 ^		3,900	0
Prime Security One MS, Inc.
4.875% due 07/15/2032		2,419	1,872
QUALCOMM, Inc.
4.800% due 05/20/2045		200	209
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		1,439	1,649
Viacom, Inc.
4.250% due 09/01/2023		2,400	2,498
WestRock RKT Co.
4.900% due 03/01/2022		900	1,000
Wynn Macau Ltd.
5.250% due 10/15/2021		2,800	2,738

			23,337

UTILITIES 1.3%
AT&T, Inc.
4.500% due 05/15/2035		100	103
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		157	46
Petrobras Global Finance BV
2.768% due 01/15/2019		900	815
3.536% due 03/17/2020		2,800	2,478
4.250% due 10/02/2023	EUR	200	179
4.375% due 05/20/2023		$200	163
4.875% due 03/17/2020		200	188
5.375% due 01/27/2021		100	93
5.750% due 01/20/2020		300	290
6.850% due 06/05/2115		900	688
Puget Energy, Inc.
5.625% due 07/15/2022		1,800	2,058

			7,101

Total Corporate Bonds & Notes (Cost $74,480)			69,832

MUNICIPAL BONDS & NOTES 1.6%
COLORADO 0.1%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		500	717
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		100	106
7.750% due 01/01/2042		200	203
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029		500	612

			921

NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		2,800	4,101

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	150	200

		4,301

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,800	2,788
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	336

		3,124

Total Municipal Bonds & Notes (Cost $7,867)		9,063

U.S. GOVERNMENT AGENCIES 4.4%
Fannie Mae
0.000% due 08/25/2039 (b)(e)	2,133	1,961
0.783% due 04/25/2037	41	41
0.803% due 07/25/2037	31	31
0.973% due 10/25/2040	105	106
5.000% due 08/01/2033	117	131
5.500% due 03/01/2028	22	25
5.597% due 03/25/2037 (a)	947	165
5.647% due 04/25/2037 (a)	2,424	452
5.697% due 11/25/2039 (a)	464	83
5.927% due 03/25/2037 (a)	1,105	219
5.947% due 05/25/2037 (a)	2,730	492
6.337% due 04/25/2037 (a)	4,837	1,022
6.747% due 02/25/2037 (a)	488	101
7.197% due 07/25/2033 (a)	294	67
9.036% due 11/25/2040	4	6
11.355% due 01/25/2041	5,985	8,507
Fannie Mae, TBA
3.000% due 08/01/2046	1,100	1,140
Freddie Mac
0.742% due 05/15/2037	33	33
5.000% due 04/15/2041	1,624	1,979
5.500% due 03/15/2034	471	531
6.128% due 09/15/2036 (a)	788	159
9.976% due 02/15/2040	169	227
11.874% due 02/15/2041	3	5
13.180% due 09/15/2041	602	922
Ginnie Mae, TBA
3.500% due 08/01/2046	3,300	3,501
4.000% due 07/01/2046	2,000	2,149
NCUA Guaranteed Notes
0.835% due 11/06/2017	265	265

Total U.S. Government Agencies (Cost $23,348)		24,320

U.S. TREASURY OBLIGATIONS 52.4%
U.S. Treasury Bonds
2.500% due 02/15/2046	5,100	5,316
3.000% due 11/15/2044 (j)	1,000	1,151
3.750% due 11/15/2043 (j)	3,000	3,962
U.S. Treasury Inflation Protected Securities (f)
0.250% due 01/15/2025 (n)	455	462
0.750% due 02/15/2045 (l)	3,962	3,991
2.000% due 01/15/2026	14,596	17,194
2.375% due 01/15/2025 (j)(l)	6,536	7,813
2.375% due 01/15/2027 (l)	16,489	20,267
2.500% due 01/15/2029	5,460	6,929
U.S. Treasury Notes
1.375% due 09/30/2020 (n)	200	204
1.375% due 10/31/2020 (n)	100	102
1.625% due 05/15/2026 (j)	12,500	12,661
1.750% due 12/31/2020 (n)	200	207
1.875% due 11/30/2021 (j)(l)(n)	35,300	36,777
1.875% due 08/31/2022 (j)(l)	64,500	67,068
1.875% due 10/31/2022 (j)(l)(n)	28,900	30,042
2.000% due 11/30/2020 (n)	100	104
2.000% due 07/31/2022 (j)(n)	51,900	54,364
2.000% due 08/15/2025 (j)(n)	9,850	10,304
2.125% due 08/31/2020 (n)	100	105
2.125% due 05/15/2025 (n)	12,500	13,212

Total U.S. Treasury Obligations (Cost $280,482)		292,235

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.9%
American Home Mortgage Investment Trust
2.978% due 02/25/2045	408	409
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047	363	365
Banc of America Funding Trust
3.026% due 06/20/2037 ^	261	244

6.000% due 08/25/2036 ^		177	173
Banc of America Mortgage Trust
2.850% due 01/25/2035		105	98
2.948% due 02/25/2034		116	111
3.246% due 06/25/2035		24	23
3.335% due 06/25/2034		134	132
3.361% due 05/25/2033		302	303
Banc of America Re-REMIC Trust
5.676% due 06/24/2050		1,245	1,252
5.807% due 02/24/2051		245	247
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 02/25/2036		83	81
Bear Stearns ALT-A Trust
0.773% due 01/25/2047		464	346
Chase Mortgage Finance Trust
2.672% due 01/25/2036		107	101
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.913% due 05/25/2036		1,571	1,379
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050		2,267	2,305
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035		308	304
2.760% due 09/25/2035		421	418
2.870% due 10/25/2035 ^		422	419
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 ^		642	563
6.000% due 06/25/2037 ^		802	692
Claris Finance SRL
0.208% due 10/31/2060	EUR	3,082	3,406
Countrywide Alternative Loan Trust
0.623% due 11/25/2036		$7,496	5,903
0.658% due 09/20/2046		208	120
0.748% due 11/20/2035		588	438
0.973% due 12/25/2035		88	76
1.837% due 08/25/2035		297	267
1.917% due 01/25/2036		1,014	926
3.400% due 08/25/2018		220	204
6.000% due 08/25/2036 ^		516	452
Countrywide Home Loan Mortgage Pass-Through Trust
0.753% due 05/25/2035		498	421
1.113% due 02/25/2035		62	54
2.732% due 10/20/2034		174	154
5.750% due 05/25/2037 ^		58	52
Credit Suisse First Boston Mortgage Securities Corp.
2.715% due 09/25/2034		323	320
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^		414	360
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		9,346	4,723
Deutsche ALT-A Securities, Inc.
0.953% due 02/25/2035		829	746
Extended Stay America Trust
2.958% due 12/05/2031		791	794
First Horizon Alternative Mortgage Securities Trust
2.682% due 12/25/2035		524	416
GS Mortgage Securities Trust
5.162% due 12/10/2043		1,585	1,793
GSR Mortgage Loan Trust
2.430% due 04/25/2032		91	82
2.739% due 12/25/2034		159	156
2.870% due 09/25/2035		752	750
2.893% due 11/25/2035		491	473
3.061% due 11/25/2035		187	180
3.182% due 07/25/2035		127	125
5.500% due 01/25/2037		450	437
Impac Secured Assets Trust
3.093% due 07/25/2035		311	223
IndyMac Mortgage Loan Trust
0.643% due 09/25/2046		648	534
JPMorgan Chase Commercial Mortgage Securities Trust
5.814% due 06/12/2043		295	295
JPMorgan Mortgage Trust
2.719% due 07/25/2035		1,467	1,436
2.901% due 06/25/2035		67	67
3.030% due 07/25/2035		44	44
MASTR Adjustable Rate Mortgages Trust
2.924% due 11/21/2034		179	183
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.302% due 08/15/2032		379	360
Merrill Lynch Alternative Note Asset Trust
0.563% due 03/25/2037		874	382
Merrill Lynch Mortgage Investors Trust
2.478% due 02/25/2033		362	354
3.249% due 05/25/2036		876	806
5.250% due 08/25/2036		689	704

Morgan Stanley Capital Trust
4.661% due 06/15/2044	250	279
5.439% due 02/12/2044	216	216
Morgan Stanley Mortgage Loan Trust
2.546% due 06/25/2036	42	41
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037	494	466
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047	187	187
5.420% due 01/16/2049	129	129
5.509% due 04/16/2047	979	977
5.695% due 09/16/2040	696	703
6.102% due 06/16/2049	841	851
6.147% due 02/16/2051	272	273
Sequoia Mortgage Trust
1.401% due 05/20/2034	290	277
Structured Asset Mortgage Investments Trust
0.663% due 04/25/2036	449	323
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.953% due 12/25/2033	13	13
2.221% due 05/25/2032	3	3
2.708% due 02/25/2034	1,042	1,005
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035	191	191
5.500% due 05/25/2035	556	568
Suntrust Adjustable Rate Mortgage Loan Trust
2.993% due 01/25/2037 ^	1,053	982
Thornburg Mortgage Securities Trust
2.489% due 06/25/2047 ^	1,936	1,745
5.750% due 06/25/2047	439	403
Wachovia Bank Commercial Mortgage Trust
5.889% due 06/15/2049	2,500	2,577
WaMu Mortgage Pass-Through Certificates Trust
0.723% due 12/25/2045	1,687	1,585
1.220% due 12/25/2046	193	163
2.178% due 08/25/2046	417	370
2.594% due 08/25/2035	375	368
2.903% due 06/25/2033	565	564
Wells Fargo Mortgage-Backed Securities Trust
2.762% due 02/25/2035	451	445
3.085% due 05/25/2036 ^	115	110

Total Non-Agency Mortgage-Backed Securities (Cost $54,485)		54,995

ASSET-BACKED SECURITIES 13.0%
ACE Securities Corp. Home Equity Loan Trust
1.353% due 12/25/2034	2,287	2,077
Bear Stearns Asset-Backed Securities Trust
0.623% due 03/25/2037	9,447	9,707
Carrington Mortgage Loan Trust
0.693% due 06/25/2036	3,000	1,980
CIT Education Loan Trust
0.773% due 03/15/2026	878	869
Citigroup Mortgage Loan Trust, Inc.
0.753% due 10/25/2036	982	666
1.353% due 09/25/2035 ^	2,000	1,177
COA Summit CLO Ltd.
1.984% due 04/20/2023	5,296	5,303
Countrywide Asset-Backed Certificates
0.593% due 06/25/2047	4,493	3,443
0.673% due 09/25/2037 ^	2,456	1,911
0.743% due 06/25/2036	743	697
Countrywide Asset-Backed Certificates Trust
0.613% due 03/25/2037	292	265
0.803% due 05/25/2036	372	359
1.083% due 08/25/2035	4,000	3,689
EMC Mortgage Loan Trust
1.521% due 02/25/2041	34	34
Gallatin CLO Ltd.
1.898% due 07/15/2023	1,738	1,737
IXIS Real Estate Capital Trust
1.133% due 02/25/2036	34	34
JPMorgan Mortgage Acquisition Corp.
0.643% due 05/25/2035	221	218
LCM LP
1.581% due 04/15/2022	5,873	5,862
Lockwood Grove CLO Ltd.
2.008% due 01/25/2024	9,801	9,760
Morgan Stanley ABS Capital, Inc. Trust
0.543% due 01/25/2037	998	527
0.563% due 03/25/2037	3,861	1,904
1.368% due 03/25/2035	1,000	881
Morgan Stanley Dean Witter Capital, Inc. Trust
1.433% due 02/25/2033	680	643
North Carolina State Education Assistance Authority
1.253% due 07/25/2039	2,568	2,516

Octagon Investment Partners Ltd.
1.574% due 05/05/2023		5,538	5,539
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035		203	203
RAAC Trust
0.793% due 08/25/2036		1,300	1,138
Residential Asset Mortgage Products Trust
0.753% due 03/25/2036		3,079	2,770
Residential Asset Securities Corp. Trust
0.703% due 11/25/2036		5,743	3,406
SLM Student Loan Trust
0.007% due 06/17/2024	EUR	425	452
0.325% due 12/15/2027		900	952
Soundview Home Loan Trust
0.693% due 07/25/2036		$2,000	1,238
Specialty Underwriting & Residential Finance Trust
0.603% due 06/25/2037		293	170
Structured Asset Securities Corp. Mortgage Loan Trust
0.543% due 06/25/2037		315	307

Total Asset-Backed Securities (Cost $69,366)			72,434

SOVEREIGN ISSUES 5.6%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	2,800	3,171
4.900% due 09/15/2021		600	682
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (e)	BRL	76,100	22,895
Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2026	EUR	2,500	3,580
Slovenia Government International Bond
4.750% due 05/10/2018		$800	843

Total Sovereign Issues (Cost $29,055)			31,171

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR		61,369	0

Total Common Stocks (Cost $0)			0

PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
SL Green Realty Corp.
6.500% due 08/10/2017 (g)		121,300	3,189

Total Preferred Securities (Cost $3,016)			3,189

SHORT-TERM INSTRUMENTS 5.0%
REPURCHASE AGREEMENTS (i) 2.9%			16,158

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 2.1%
0.303% due 07/21/2016 - 11/03/2016 (d)(e)(n)		$11,870	11,861

Total Short-Term Instruments (Cost $28,016)			28,019

Total Investments in Securities (Cost $576,406)			591,522

	SHARES
INVESTMENTS IN AFFILIATES 12.5%
SHORT-TERM INSTRUMENTS 12.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.5%
PIMCO Short-Term Floating NAV Portfolio III	7,035,514	69,539

Total Short-Term Instruments (Cost $69,535)		69,539

Total Investments in Affiliates (Cost $69,535)		69,539

Total Investments 118.6% (Cost $645,941)		$661,061
Financial Derivative Instruments (k)(m) (7.6)% (Cost or Premiums, net $6,213)		(42,156)
Other Assets and Liabilities, net (11.0)%		(61,451)

Net Assets 100.0%		$557,454

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Payment in-kind security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,931	0.88%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.200%	06/30/2016	07/01/2016	$4,391	U.S. Treasury Bonds 4.500% due 02/15/2036	$(4,373)	$4,391	$4,391
	0.800	06/30/2016	07/01/2016	11,100	U.S. Treasury Bonds 3.625% due 02/15/2044	(11,452)	11,100	11,100
SSB	0.010	06/30/2016	07/01/2016	667	U.S. Treasury Notes 0.750% due 12/31/2017	(682)	667	667

Total Repurchase Agreements						$(16,507)	$16,158	$16,158

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	(2.650)%	06/30/2016	07/01/2016	$(11,138)	$(11,137)
	0.700	06/30/2016	07/01/2016	(3,997)	(3,997)
	0.600	06/16/2016	07/08/2016	(46,647)	(46,659)
SCX	0.610	06/13/2016	07/25/2016	(8,663)	(8,666)
	0.620	06/14/2016	07/14/2016	(3,209)	(3,209)

Total Reverse Repurchase Agreements					$(73,668)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.580%	06/09/2016	07/11/2016	$(73,224)	$(73,262)
	0.590	06/10/2016	07/12/2016	(103)	(103)
NOM	0.550	07/01/2016	10/03/2016	(4,000)	(4,005)

Total Sale-Buyback Transactions					$(77,370)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(34,126) at a weighted average interest rate of 0.551%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	2.500%	07/01/2046	$1,000	$(997)	$(1,012)
Fannie Mae, TBA	4.000	07/01/2046	6,800	(7,254)	(7,290)
U.S. Treasury Bonds	4.500	02/15/2036	3,000	(4,308)	(4,340)

Total Short Sales				$(12,559)	$(12,642)

(3)	Payable for short sales includes $18 of accrued interest.

(j)	Securities with an aggregate market value of $151,704 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September Futures	$107.500	08/26/2016	200	$2	$0
Put - CBOT U.S. Treasury 10-Year Note September Futures	119.000	08/26/2016	630	5	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	120.000	08/26/2016	121	1	0

				$8	$1

Total Purchased Options				$8	$1

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	344	$(620)	$0	$(13)
90-Day Eurodollar September Futures	Short	09/2016	4	(6)	0	0
Australia Government 10-Year Bond September Futures	Long	09/2016	10	12	1	(2)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	53	26	8	(1)
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	53	(8)	3	(4)
Call Options Strike @ EUR 169.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	53	9	4	0
Euro-Bobl September Futures	Long	09/2016	170	271	6	(6)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	226	(228)	0	(166)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	6	0	0	(8)
Mini MSCI EAFE Index September Futures	Short	09/2016	137	(5)	95	(5)
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	53	29	1	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	53	51	5	0
Put Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	53	(70)	0	(9)
U.S. Treasury 2-Year Note September Futures	Long	09/2016	219	334	31	0
U.S. Treasury 5-Year Note September Futures	Long	09/2016	117	215	9	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	1,465	2,130	0	(78)
U.S. Treasury 30-Year Bond September Futures	Short	09/2016	122	(1,179)	80	0
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2016	38	(423)	34	0
United Kingdom Long Gilt September Futures	Long	09/2016	4	12	7	(3)

Total Futures Contracts				$550	$284	$(295)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-26 5-Year Index	(1.000)%	06/20/2021	$44,400	$(499)	$(156)	$0	$(85)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$8,600	$289	$17	$4	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018		$259,200	$936	$878	$51	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		490,700	(11,891)	(9,589)	0	(165)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		65,400	3,051	1,762	3	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		94,500	(6,778)	(5,264)	55	0
Pay	3-Month USD-LIBOR	2.000	06/15/2023		25,100	1,410	646	0	(22)
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		93,100	(3,081)	59	59	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		58,100	(4,969)	(4,148)	113	0
Receive	3-Month USD-LIBOR	2.150	12/03/2025		15,200	(1,092)	(926)	30	0
Receive	3-Month USD-LIBOR	2.085	12/18/2025		1,500	(98)	(98)	3	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		5,600	(456)	(477)	12	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		39,900	(1,047)	(161)	96	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		4,100	14	14	8	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		17,800	(3,758)	(3,569)	198	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		11,500	(1,745)	(792)	126	0
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		4,200	(299)	(17)	49	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	34,800	1,401	885	92	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		1,000	(128)	(98)	0	(6)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	31,700	(3,316)	(2,612)	0	(44)
Pay	6-Month GBP-LIBOR *	1.500	09/21/2026		1,600	99	110	3	0
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		2,000	(365)	(316)	0	(14)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	1,140,000	(397)	(272)	5	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021	MXN	111,600	24	24	18	0

						$(32,485)	$(23,961)	$921	$(251)

Total Swap Agreements						$(32,695)	$(24,100)	$925	$(336)

*	This security has a forward starting effective date.

(l)	Securities with an aggregate market value of $9,784 and cash of $1,932 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	4,936		$7,238	$667	$0
	07/2016		$25,082	EUR	22,760	176	0
	07/2016		2,435	GBP	1,830	1	0
	08/2016	EUR	22,760		$25,108	0	(175)
	08/2016	GBP	1,830		2,435	0	(1)
	08/2016	MXN	22,706		1,186	0	(50)
	08/2016		$5,898	CNH	38,952	0	(63)
	08/2016		1,766	SGD	2,391	8	0
	08/2016		243	TWD	7,877	2	0
	10/2016		12,591	CNH	82,210	0	(312)
BPS	07/2016	BRL	17,484		$5,130	0	(313)
	07/2016		$5,447	BRL	17,484	0	(4)
	07/2016		319	EUR	284	0	(4)
	08/2016	CNH	25,145		$3,800	34	0
	08/2016	CNY	30,292		4,535	0	(4)
	08/2016		$9,150	BRL	31,074	440	0
	08/2016		1,908	CNH	12,516	0	(33)
	10/2016	CNH	45,082		$6,720	0	(14)
BRC	10/2016		$3,134	CNH	21,189	31	0
CBK	07/2016	BRL	52,465		$13,645	0	(2,688)
	07/2016	EUR	708		798	12	0
	07/2016		$16,345	BRL	52,465	0	(13)
	07/2016		3,876	EUR	3,409	0	(93)
	07/2016		504	GBP	339	0	(53)
	07/2016		279	ILS	1,069	0	(2)
	07/2016		165	TRY	482	1	0
	08/2016	AUD	526		$387	0	(5)
	08/2016	EUR	2,074		2,302	0	(2)
	08/2016	MXN	23,700		1,290	0	0
	08/2016	SGD	10,300		7,497	0	(146)
	08/2016		$12,571	CNH	82,391	0	(230)
	08/2016		1,637	SGD	2,215	6	0
	10/2016	BRL	15,800		$4,001	0	(784)
DUB	10/2016		$1,737	CNH	11,729	15	0
GLM	07/2016	EUR	26,440		$29,496	154	0
	08/2016	DKK	1,705		262	7	0
	08/2016	NOK	1,640		202	6	0
HUS	08/2016	CNH	38,460		5,814	53	0
	08/2016	HKD	1,915		247	0	0
	08/2016	JPY	1,710,089		15,839	0	(740)
	08/2016		$5,209	CNH	34,268	0	(75)
	08/2016		2,385	JPY	253,300	71	0
	10/2016	CNH	44,527		$6,528	0	(123)
	10/2016		$5,326	CNH	35,336	10	(59)
	01/2021	BRL	970		$150	0	(70)
JPM	07/2016		69,949		21,792	17	0
	07/2016	GBP	1,187		1,623	47	(4)
	07/2016		$19,946	BRL	69,949	1,830	0
	07/2016		782	EUR	695	0	(10)
	07/2016		5,151	GBP	3,616	0	(337)
	07/2016		214	RUB	13,797	1	0
	08/2016	BRL	13,508		$3,954	0	(214)
	08/2016	CAD	1,339		1,037	3	(2)
	08/2016	RUB	49,336		740	0	(22)
	08/2016		$3,853	MXN	69,777	0	(55)
	08/2016		1,202	RUB	77,673	0	(2)
	09/2016	RUB	13,797		$211	0	(1)
	10/2016		$1,731	CNH	11,702	17	0
MSB	07/2016	RUB	1,727		$26	0	(1)
	08/2016	CHF	546		569	9	0
	10/2016	BRL	60,300		15,019	0	(3,243)
RBC	08/2016	JPY	39,100		359	0	(20)
SCX	08/2016	CNH	18,861		2,850	25	0
	08/2016	KRW	247,449		212	0	(3)
	08/2016	RUB	56,958		873	0	(7)
	08/2016	SGD	6,327		4,598	0	(97)
	08/2016		$832	CAD	1,059	0	(13)
	08/2016		2,201	CNH	14,425	0	(40)
	08/2016		1,478	JPY	153,800	13	0
	10/2016	CNH	241,449		$36,868	805	0
	10/2016		$1,333	CNH	9,010	13	0
	02/2017	CNH	110,256		$15,924	0	(447)
SOG	08/2016		6,612		1,000	10	0
	08/2016		$519	CNH	3,402	0	(9)
	08/2016	ZAR	3,972		$258	0	(10)
	10/2016		$1,983	CNH	13,389	17	0
UAG	07/2016	RUB	12,069		$179	0	(9)
	07/2016		$613	EUR	556	4	0
	08/2016	CNH	5,526		$836	8	0
	10/2016		$10,223	CNH	69,743	194	0
	02/2017		1,144		7,587	0	(18)

Total Forward Foreign Currency Contracts						$4,707	$(10,620)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$200	$8	$19
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		16,588	177	49
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	5,000	195	48
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$4,000	168	457

							$548	$573

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$1,400	$137	$187
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	1,400	137	93
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018	2,800	259	375
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	2,800	286	186
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019	5,400	619	836
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019	5,400	619	473
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016	44,500	16	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	30,600	59	45
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	5,900	300	173
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	40,400	137	231
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	11,700	605	342
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	45,100	162	258
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	5,700	156	0
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018	2,800	280	375
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018	2,800	280	196
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018	9,700	899	1,308
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018	9,700	1,039	677
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018	13,800	1,369	1,945
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018	13,800	1,369	918
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	12,000	577	354
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019	10,700	1,232	1,745
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019	10,700	1,232	911

							$11,769	$11,628

Total Purchased Options							$12,317	$12,201

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$4,900	$(269)	$(49)
	Call - OTC USD versus RUB		108.000	02/22/2017		200	(8)	(1)
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		33,176	(157)	(51)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		1,301	(168)	(25)
	Put - OTC USD versus BRL		5.000	10/19/2017		1,301	(194)	(512)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	3,034	(118)	(30)
	Call - OTC EUR versus MXN		22.650	03/21/2017		3,034	(105)	(79)
	Put - OTC EUR versus USD		$1.090	07/14/2016		6,841	(43)	(15)
	Call - OTC EUR versus USD		1.150	07/14/2016		6,841	(43)	(2)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		$3,887	(492)	(75)
	Put - OTC USD versus BRL		5.000	10/19/2017		3,887	(586)	(1,528)
	Call - OTC USD versus BRL		6.300	01/11/2018		1,236	(66)	(14)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	5,000	(160)	(22)
	Put - OTC EUR versus MXN		18.900	03/21/2017		4,608	(187)	(46)
	Call - OTC EUR versus MXN		22.650	03/21/2017		4,608	(151)	(120)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016		2,500	(163)	(43)
SOG	Call - OTC EUR versus RUB		85.000	12/02/2016		2,300	(163)	(39)
	Call - OTC USD versus RUB		110.000	02/24/2017		$4,000	(173)	(15)

							$(3,246)	$(2,666)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$29,500	$(307)	$(158)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	6,500	(59)	(117)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	58,700	(625)	(313)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	2,000	(33)	(56)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	6,500	(104)	(184)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	3,200	(55)	(89)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	6,300	(107)	(178)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	5,700	(157)	(544)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	60,100	(636)	(341)

							$(2,083)	$(1,980)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$227	$0	$0

Total Written Options					$(5,329)	$(4,646)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Sprint Communications, Inc.	5.000%	12/20/2019	7.995%		$1,700	$89	$(235)	$0	$(146)
	Viacom, Inc.	1.000	06/20/2021	1.508		100	(4)	2	0	(2)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	400	(3)	5	2	0
BPS	Volkswagen International Finance NV	1.000	12/20/2016	0.339		350	(5)	6	1	0
BRC	Brazil Government International Bond	1.000	12/20/2016	0.666		$500	(6)	7	1	0
CBK	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	200	(2)	3	1	0
DUB	Brazil Government International Bond	1.000	12/20/2016	0.666		$500	(6)	7	1	0
GST	Brazil Government International Bond	1.000	12/20/2016	0.666		600	(8)	9	1	0
	Sprint Communications, Inc.	5.000	12/20/2019	7.995		800	43	(111)	0	(68)
	Viacom, Inc.	1.000	06/20/2021	1.508		200	(10)	5	0	(5)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	250	(3)	4	1	0
JPM	Brazil Government International Bond	1.000	12/20/2016	0.666		$500	(6)	7	1	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	100	(1)	1	0	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		100	(3)	4	1	0
MYC	Volkswagen International Finance NV	1.000	12/20/2016	0.339		100	(1)	1	0	0

							$74	$(285)	$10	$(221)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$4,008	$(826)	$85	$0	$(741)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.338%	11/15/2030	GBP	220	$3	$15	$18	$0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		260	0	29	29	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		200	1	22	23	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		5,050	0	333	333	0
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	6,600	(32)	(81)	0	(113)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		23,100	(2)	(286)	0	(288)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		11,400	(2)	(307)	0	(309)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	620	1	43	44	0

							$(31)	$(232)	$447	$(710)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	ERADXULT Index	241,749	1-Month USD-LIBOR plus a specified spread	07/15/2016	$ 376,307	$0	$(49,012)	$0	$(49,012)
	Receive	ERADXULT Index	177,584	1-Month USD-LIBOR plus a specified spread	02/16/2017	234,589	0	5,850	5,850	0

							$0	$(43,162)	$5,850	$(49,012)

Total Swap Agreements							$(783)	$(43,594)	$6,307	$(50,684)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(n)	Securities with an aggregate market value of $59,635 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$6,140	$124	$6,264
Corporate Bonds & Notes
Banking & Finance	0	34,463	4,931	39,394
Industrials	0	23,337	0	23,337
Utilities	0	7,101	0	7,101
Municipal Bonds & Notes
Colorado	0	717	0	717
Illinois	0	921	0	921
New York	0	4,301	0	4,301
Ohio	0	3,124	0	3,124
U.S. Government Agencies	0	24,320	0	24,320
U.S. Treasury Obligations	0	292,235	0	292,235
Non-Agency Mortgage-Backed Securities	0	54,529	466	54,995
Asset-Backed Securities	0	72,434	0	72,434
Sovereign Issues	0	31,171	0	31,171
Preferred Securities
Banking & Finance	0	3,189	0	3,189
Short-Term Instruments
Repurchase Agreements	0	16,158	0	16,158
U.S. Treasury Bills	0	11,861	0	11,861
	$0	$586,001	$5,521	$591,522

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$69,539	$0	$0	$69,539

Total Investments	$69,539	$586,001	$5,521	$661,061

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(8,302)	0	(8,302)
U.S. Treasury Obligations	0	(4,340)	0	(4,340)
	$0	$(12,642)	$0	$(12,642)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	284	926	0	1,210
Over the counter	0	23,215	0	23,215
	$284	$24,141	$0	$24,425

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(295)	(336)	0	(631)
Over the counter	0	(65,950)	0	(65,950)

	$(295)	$(66,286)	$0	$(66,581)

Totals	$69,528	$531,214	$5,521	$606,263

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS Small Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 77.6%
BANK LOAN OBLIGATIONS 1.4%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$150	$150
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		609	610
OGX (13.000% PIK)
13.000% due 04/10/2049 (a)		62	51

Total Bank Loan Obligations (Cost $807)			811

CORPORATE BONDS & NOTES 9.8%
BANKING & FINANCE 4.6%
ABN AMRO Bank NV
4.750% due 07/28/2025		100	104
Aviation Loan Trust
2.763% due 12/15/2022		721	656
Credit Agricole S.A.
8.125% due 12/23/2025 (d)		200	200
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	245
HBOS PLC
6.750% due 05/21/2018		400	430
HSBC Holdings PLC
4.300% due 03/08/2026		200	213
International Lease Finance Corp.
7.125% due 09/01/2018		500	550
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		100	137
Volkswagen Bank GmbH
0.152% due 11/27/2017	EUR	100	110

			2,645

INDUSTRIALS 4.1%
AbbVie, Inc.
2.500% due 05/14/2020		$100	102
3.600% due 05/14/2025		100	105
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		100	104
3.650% due 02/01/2026		200	215
Charter Communications Operating LLC
4.464% due 07/23/2022		200	216
4.908% due 07/23/2025		200	218
6.484% due 10/23/2045		100	120
CNPC General Capital Ltd.
2.750% due 05/14/2019		200	204
CVS Health Corp.
5.125% due 07/20/2045		100	124
Dow Chemical Co.
8.550% due 05/15/2019		100	119
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	400	426
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		$200	212
Kraft Heinz Foods Co.
1.600% due 06/30/2017		100	100
OGX Austria GmbH
8.375% due 04/01/2022 ^		1,000	0
8.500% due 06/01/2018 ^		600	0
QUALCOMM, Inc.
4.800% due 05/20/2045		100	104

			2,369

UTILITIES 1.1%
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		236	68
Petrobras Global Finance BV
2.768% due 01/15/2019		300	272
3.536% due 03/17/2020		100	88
4.375% due 05/20/2023		50	41
6.850% due 06/05/2115		150	115

Verizon Communications, Inc.
6.400% due 09/15/2033	20	26

		610

Total Corporate Bonds & Notes (Cost $7,095)		5,624

MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.4%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	100	106
7.750% due 01/01/2042	100	101

Total Municipal Bonds & Notes (Cost $197)		207

U.S. GOVERNMENT AGENCIES 1.5%
Freddie Mac
5.000% due 04/15/2041	400	488
5.500% due 03/15/2034	326	367

Total U.S. Government Agencies (Cost $804)		855

U.S. TREASURY OBLIGATIONS 39.5%
U.S. Treasury Bonds
2.500% due 02/15/2046	700	730
3.750% due 11/15/2043 (f)	400	528
U.S. Treasury Inflation Protected Securities (c)
2.375% due 01/15/2027	4,508	5,540
U.S. Treasury Notes
1.375% due 09/30/2020	3,600	3,667
1.375% due 10/31/2020 (i)	1,900	1,935
1.750% due 12/31/2020	5,800	6,001
2.000% due 11/30/2020 (i)	1,050	1,097
2.125% due 08/31/2020	3,000	3,148

Total U.S. Treasury Obligations (Cost $22,182)		22,646

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.4%
Banc of America Mortgage Trust
2.850% due 01/25/2035	110	103
2.948% due 02/25/2034	86	82
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 02/25/2036	82	80
Chase Mortgage Finance Trust
6.000% due 11/25/2036 ^	220	183
ChaseFlex Trust
0.753% due 07/25/2037	614	454
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035	50	49
2.822% due 08/25/2035	49	48
2.861% due 08/25/2035 ^	186	140
Countrywide Alternative Loan Trust
0.623% due 11/25/2036	1,542	1,214
0.748% due 11/20/2035	87	65
1.837% due 08/25/2035	49	44
1.917% due 01/25/2036	217	198
Countrywide Home Loan Mortgage Pass-Through Trust
1.113% due 02/25/2035	62	54
2.732% due 10/20/2034	339	300
3.002% due 08/25/2034	120	108
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020	30	30
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 03/25/2037 ^	188	163
Deutsche ALT-A Securities, Inc.
0.953% due 02/25/2035	713	641
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^	123	107
GSR Mortgage Loan Trust
2.893% due 11/25/2035	82	79
3.061% due 11/25/2035	137	131
5.500% due 01/25/2037	416	403
JPMorgan Mortgage Trust
2.719% due 07/25/2035	735	719
Luminent Mortgage Trust
0.693% due 04/25/2036	526	326
Morgan Stanley Mortgage Loan Trust
2.546% due 06/25/2036	39	38
Morgan Stanley Re-REMIC Trust
0.852% due 02/26/2037	364	249
5.250% due 05/26/2037	370	350
Structured Adjustable Rate Mortgage Loan Trust
0.753% due 08/25/2036 ^	628	487

Structured Asset Mortgage Investments Trust
0.683% due 02/25/2036 ^		1,151	890
Structured Asset Securities Corp.
6.000% due 05/25/2034		13	13
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.953% due 12/25/2033		9	8
Thornburg Mortgage Securities Trust
2.489% due 06/25/2047 ^		570	512
5.750% due 06/25/2047		40	37
WaMu Mortgage Pass-Through Certificates Trust
0.733% due 11/25/2045		72	63
2.178% due 08/25/2046		417	370
Wells Fargo Mortgage-Backed Securities Trust
2.731% due 11/25/2036 ^		117	106

Total Non-Agency Mortgage-Backed Securities (Cost $8,055)			8,844

ASSET-BACKED SECURITIES 3.9%
Countrywide Asset-Backed Certificates Trust
1.053% due 08/25/2035		50	50
EMC Mortgage Loan Trust
0.896% due 05/25/2043		234	229
HSI Asset Securitization Corp. Trust
0.633% due 04/25/2037		1,456	1,041
IXIS Real Estate Capital Trust
1.133% due 02/25/2036		34	34
JPMorgan Mortgage Acquisition Corp.
0.643% due 05/25/2035		172	170
Morgan Stanley Dean Witter Capital, Inc. Trust
1.433% due 02/25/2033		573	542
SLM Student Loan Trust
0.007% due 06/17/2024	EUR	149	158

Total Asset-Backed Securities (Cost $1,728)			2,224

SOVEREIGN ISSUES 3.3%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	4,700	1,414
0.000% due 01/01/2017 (b)		600	175
Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2026	EUR	200	286

Total Sovereign Issues (Cost $1,586)			1,875

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR		25,380	0

Total Common Stocks (Cost $0)			0

PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
GMAC Capital Trust
6.411% due 02/15/2040		22,000	546

Total Preferred Securities (Cost $598)			546

SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (e) 1.5%			838

Total Short-Term Instruments (Cost $838)			838

Total Investments in Securities (Cost $43,890)			44,470

INVESTMENTS IN AFFILIATES 25.7%
SHORT-TERM INSTRUMENTS 25.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.7%
PIMCO Short-Term Floating NAV Portfolio III		1,486,960	14,697

Total Short-Term Instruments (Cost $14,695)	14,697

Total Investments in Affiliates (Cost $14,695)	14,697

Total Investments 103.3% (Cost $58,585)	$59,167
Financial Derivative Instruments (g)(h) 2.6% (Cost or Premiums, net $(734))	1,469
Other Assets and Liabilities, net (5.9)%	(3,368)

Net Assets 100.0%	$57,268

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.200%	06/30/2016	07/01/2016	$586	U.S. Treasury Bonds 4.500% due 02/15/2036	$(583)	$586	$586
SSB	0.010	06/30/2016	07/01/2016	252	U.S. Treasury Notes 0.750% due 12/31/2017	(261)	252	252

Total Repurchase Agreements						$(844)	$838	$838

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.000%	06/30/2016	07/01/2016	$(533)	$(533)

Total Reverse Repurchase Agreements					$(533)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
NOM	0.550%	07/01/2016	10/03/2016	$(533)	$(534)

Total Sale-Buyback Transactions					$(534)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(85) at a weighted average interest rate of 0.440%.

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Bonds	4.500%	02/15/2036	$400	$(574)	$(579)

Total Short Sales				$(574)	$(579)

(3)	Payable for short sales includes $2 of accrued interest.

(f)	Securities with an aggregate market value of $1,057 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September Futures	$106.000	08/26/2016	339	$3	$0

Total Purchased Options				$3	$0

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	475	$(980)	$0	$(18)
90-Day Eurodollar September Futures	Short	09/2016	1	(2)	0	0
Australia Government 10-Year Bond September Futures	Long	09/2016	3	3	0	0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	7	4	1	0
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	7	(1)	0	(1)
Call Options Strike @ EUR 169.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	7	1	1	0
Euro-Bobl September Futures	Long	09/2016	18	29	1	(1)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	25	(39)	0	(20)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	13	60	4	0
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	7	4	0	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	7	7	1	0
Put Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	7	(9)	0	(1)
Russell 2000 Mini Index September Futures	Long	09/2016	4	(1)	0	(1)
U.S. Treasury 2-Year Note September Futures	Long	09/2016	339	517	47	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	73	258	0	(5)
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2016	10	119	0	(9)

Total Futures Contracts				$(30)	$55	$(56)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-25 5-Year Index	(5.000)%	12/20/2020	$1,881	$(81)	$(76)	$0	$(8)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018		$39,500	$143	$125	$8	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		49,500	(1,203)	(1,008)	0	(17)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		2,900	135	62	0	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		6,100	(433)	(87)	4	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		2,800	(240)	(200)	5	0
Receive	3-Month USD-LIBOR	2.150	12/03/2025		700	(50)	(43)	1	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		2,800	(73)	(16)	7	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		500	2	2	1	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		2,000	(422)	(384)	22	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		2,750	(422)	(279)	30	0
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		500	(36)	(1)	6	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	2,500	101	59	6	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		100	(13)	(10)	0	(1)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	500	(52)	(47)	0	(1)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		900	(56)	(62)	0	(1)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		300	(55)	(50)	0	(2)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	150,000	(52)	(34)	1	0
Pay	28-Day MXN-TIIE	5.615	05/21/2021	MXN	4,100	1	1	1	0
Pay	28-Day MXN-TIIE	5.640	06/04/2021		5,000	2	2	1	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		6,100	1	1	1	0

						$(2,722)	$(1,969)	$94	$(22)

Total Swap Agreements						$(2,803)	$(2,045)	$94	$(30)

*	This security has a forward starting effective date.

Cash of $1,415 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016		$1,294	EUR	1,174	$9	$0
	07/2016		311	GBP	234	0	0
	08/2016	EUR	1,174		$1,295	0	(9)
	08/2016	GBP	234		311	0	0
	08/2016		$1,577	CNH	10,630	19	(4)
	10/2016		1,068		6,969	0	(26)
BPS	07/2016	BRL	1,936		$568	0	(35)
	07/2016	JPY	154,603		1,403	0	(94)
	07/2016		$603	BRL	1,936	0	0
	07/2016		28	EUR	25	0	0
	08/2016	CNH	7,940		$1,200	11	0
	08/2016	SGD	1,137		827	0	(17)
	08/2016		$564	BRL	1,936	34	0
	08/2016		647	CNH	4,374	11	(3)
	10/2016	BRL	4,580		$1,100	0	(288)
BRC	10/2016		$2,124	CNH	14,448	34	0
CBK	07/2016	BRL	3,830		$996	0	(196)
	07/2016	EUR	94		106	2	0
	07/2016	GBP	198		285	22	0
	07/2016		$1,193	BRL	3,830	0	(1)
	07/2016		139	EUR	122	0	(3)
	08/2016	EUR	162		$180	0	0
	10/2016	BRL	3,700		934	0	(187)
DUB	10/2016		$267	CNH	1,803	2	0
	01/2017	BRL	600		$142	0	(35)
GLM	07/2016		4,300		1,340	1	0
	07/2016	EUR	1,294		1,444	8	0
	07/2016		$1,022	BRL	4,300	316	0
	10/2016	BRL	2,480		$608	0	(143)
HUS	08/2016	CNH	11,914		1,801	16	0
	08/2016		$2,361	CNH	15,793	27	(22)
	10/2016		7,743		52,781	142	(2)
	01/2021	BRL	330		$51	0	(24)
JPM	07/2016		1,466		457	0	0
	07/2016	GBP	122		165	3	(1)
	07/2016		$403	BRL	1,466	54	0
	07/2016		75	EUR	67	0	(1)
	08/2016	MXN	2,490		$138	2	0
	08/2016		$515	MXN	9,575	6	0
	10/2016	BRL	2,300		$548	0	(149)
	10/2016		$3,403	BRL	14,700	1,049	0
	10/2016		893	CNH	6,083	16	0
MSB	07/2016	JPY	1,800		$17	0	0
	10/2016	BRL	6,340		1,516	0	(404)
SCX	07/2016		$1,535	JPY	156,403	0	(20)
	08/2016	CNH	5,625		$850	7	0
	08/2016	JPY	156,403		1,536	21	0
	08/2016	SGD	440		320	0	(6)
	08/2016		$1,261	CNH	8,259	0	(24)
	10/2016	CNH	74,899		$11,437	250	0
	10/2016		$205	CNH	1,386	2	0
	02/2017	CNH	33,966		$4,906	0	(138)
SOG	08/2016		1,322		200	2	0
	08/2016		$109	CNH	732	1	(1)
	10/2016		305		2,059	3	0
UAG	07/2016		96	EUR	87	1	0
	07/2016		65	GBP	47	0	(3)
	08/2016	CNH	1,646		$249	2	0

Total Forward Foreign Currency Contracts						$2,073	$(1,836)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		$1,517	$16	$5
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	400	16	4
JPM	Call - OTC USD versus JPY	JPY	175.000	08/30/2016		$576	0	0
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		300	13	34

							$45	$43

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$100	$10	$13
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	100	10	7
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018	200	18	27
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	200	20	13
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019	400	46	62
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019	400	46	35
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016	5,300	2	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	3,000	6	4
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	500	25	15
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	3,700	12	21
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	1,100	57	32
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	3,800	13	22
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	500	14	0
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018	300	30	40
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018	300	30	21
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018	900	84	121
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018	900	96	63
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018	1,300	129	183
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018	1,300	129	87
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	750	36	22
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019	1,100	127	179
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019	1,100	127	94

							$1,067	$1,061

Total Purchased Options							$1,112	$1,104

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$500	$(27)	$(5)
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		3,034	(14)	(5)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		125	(16)	(2)
	Put - OTC USD versus BRL		5.000	10/19/2017		125	(19)	(49)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	260	(10)	(3)
	Call - OTC EUR versus MXN		22.650	03/21/2017		260	(9)	(7)
	Put - OTC EUR versus USD		$1.090	07/14/2016		771	(5)	(2)
	Call - OTC EUR versus USD		1.150	07/14/2016		771	(5)	0
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		$375	(47)	(7)
	Put - OTC USD versus BRL		5.000	10/19/2017		375	(56)	(147)
	Call - OTC USD versus BRL		6.300	01/11/2018		144	(8)	(2)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	400	(13)	(2)
	Put - OTC EUR versus MXN		18.900	03/21/2017		392	(16)	(4)
	Call - OTC EUR versus MXN		22.650	03/21/2017		392	(13)	(10)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016		300	(20)	(5)
SOG	Call - OTC EUR versus RUB		85.000	12/02/2016		200	(14)	(3)
	Call - OTC USD versus RUB		110.000	02/24/2017		$300	(13)	(1)

							$(305)	$(254)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$2,700	$(28)	$(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	600	(5)	(11)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	5,500	(59)	(29)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	200	(3)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	600	(10)	(17)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	300	(5)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	500	(9)	(14)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	500	(14)	(48)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	3,700	(39)	(21)

							$(172)	$(169)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$18	$0	$0

Total Written Options					$(477)	$(423)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.339%	EUR	100	$(1)	$2	$1	$0
	Volvo Treasury AB	1.000	03/20/2021	1.084		100	(6)	6	0	0
BPS	Dell, Inc.	1.000	09/20/2019	2.709		$600	(27)	(4)	0	(31)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	100	(1)	2	1	0
BRC	Brazil Government International Bond	1.000	12/20/2016	0.666		$100	(1)	1	0	0
CBK	Dell, Inc.	1.000	09/20/2019	2.709		500	(26)	0	0	(26)
DUB	Brazil Government International Bond	1.000	12/20/2016	0.666		100	(1)	1	0	0
GST	Brazil Government International Bond	1.000	12/20/2016	0.666		200	(3)	3	0	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	100	(1)	2	1	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		50	(1)	1	0	0
JPM	Brazil Government International Bond	1.000	12/20/2016	0.666		$100	(1)	1	0	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561	EUR	50	(1)	1	0	0

							$(70)	$16	$3	$(57)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$6,680	$(1,368)	$133	$0	$(1,235)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	27	(3)	24	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	300	40	(3)	37	0

					$(1,301)	$127	$61	$(1,235)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month EUR-EXT-CPI Index	0.990%	03/31/2020	EUR	100	$0	$(3)	$0	$(3)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	279	0	20	20	0
GLM	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020	EUR	4,400	(1)	(118)	0	(119)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	210	0	15	15	0

							$(1)	$(86)	$35	$(122)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	Receive	ERAUSST Index	21,852	1-Month USD-LIBOR less a specified spread	12/15/2016	$54,942	$0	$1,803	$1,803	$0

Total Swap Agreements							$(1,372)	$1,860	$1,902	$(1,414)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(i)	Securities with an aggregate market value of $2,228 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$760	$51	$811
Corporate Bonds & Notes
Banking & Finance	0	2,645	0	2,645
Industrials	0	2,369	0	2,369
Utilities	0	610	0	610
Municipal Bonds & Notes
Illinois	0	207	0	207
U.S. Government Agencies	0	855	0	855
U.S. Treasury Obligations	0	22,646	0	22,646
Non-Agency Mortgage-Backed Securities	0	8,494	350	8,844
Asset-Backed Securities	0	2,224	0	2,224
Sovereign Issues	0	1,875	0	1,875
Preferred Securities
Banking & Finance	546	0	0	546
Short-Term Instruments
Repurchase Agreements	0	838	0	838
	$546	$43,523	$401	$44,470

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,697	$0	$0	$14,697

Total Investments	$15,243	$43,523	$401	$59,167

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(579)	$0	$(579)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	55	94	0	149
Over the counter	0	5,079	0	5,079
	$55	$5,173	$0	$5,228

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(56)	(30)	0	(86)
Over the counter	0	(3,673)	0	(3,673)

	$(56)	$(3,703)	$0	$(3,759)

Totals	$15,242	$44,414	$401	$60,057

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS EMG Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.1%
BANK LOAN OBLIGATIONS 0.1%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$2,643	$2,646

Total Bank Loan Obligations (Cost $2,618)			2,646

CORPORATE BONDS & NOTES 14.8%
BANKING & FINANCE 11.0%
ABN AMRO Bank NV
4.750% due 07/28/2025		800	834
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		5,000	4,931
4.750% due 09/10/2018		5,800	5,931
8.000% due 03/15/2020		482	543
Australia & New Zealand Banking Group Ltd.
6.750% due 06/15/2026 (e)		300	310
Banca Carige SpA
3.750% due 11/25/2016	EUR	15,000	16,859
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2054		18,150	20,323
5.000% due 02/09/2056		4,100	4,881
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		$12,800	12,805
Banco de Credito e Inversiones
3.000% due 09/13/2017		3,500	3,547
Banco Santander Brasil S.A.
4.625% due 02/13/2017		14,100	14,313
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	3,200	3,016
Bank of America Corp.
1.516% due 04/01/2019		$7,900	7,886
2.000% due 01/11/2018		600	604
2.650% due 04/01/2019		1,200	1,231
5.650% due 05/01/2018		6,500	6,969
5.750% due 12/01/2017		1,200	1,271
6.000% due 09/01/2017		1,700	1,788
6.100% due 03/17/2025 (e)		5,400	5,488
6.400% due 08/28/2017		1,000	1,056
7.625% due 06/01/2019		5,400	6,257
Barclays Bank PLC
10.179% due 06/12/2021		30,800	38,821
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	800	832
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$1,600	1,700
7.250% due 02/01/2018		17,500	19,081
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		1,000	980
BPCE S.A.
1.286% due 06/17/2017		16,600	16,623
CIT Group, Inc.
5.250% due 03/15/2018		4,245	4,384
Citigroup, Inc.
1.598% due 07/25/2016		1,100	1,101
5.950% due 05/15/2025 (e)		6,300	6,166
Compass Bank
6.400% due 10/01/2017		5,800	6,078
Cooperatieve Rabobank UA
8.375% due 07/26/2016 (e)		400	402
Credit Agricole S.A.
1.201% due 06/12/2017		25,800	25,808
7.875% due 01/23/2024 (e)		200	192
Credit Suisse AG
6.500% due 08/08/2023		10,000	10,502
Credit Suisse Group AG
6.250% due 12/18/2024 (e)		600	567
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	245
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	968
5.500% due 06/26/2017		$3,500	3,627
General Motors Financial Co., Inc.
2.625% due 07/10/2017		6,200	6,259
Goldman Sachs Group, Inc.
1.324% due 05/22/2017		4,500	4,504

1.658% due 10/23/2019		1,700	1,689
1.798% due 04/23/2020		5,800	5,786
HBOS PLC
1.331% due 09/30/2016		1,600	1,600
6.750% due 05/21/2018		3,000	3,225
HSBC Holdings PLC
3.400% due 03/08/2021		1,900	1,959
4.300% due 03/08/2026		1,400	1,487
HSBC USA, Inc.
1.402% due 08/07/2018		2,100	2,090
International Lease Finance Corp.
6.750% due 09/01/2016		500	503
JPMorgan Chase & Co.
1.188% due 04/25/2018		2,300	2,297
KBC Bank NV
8.000% due 01/25/2023		1,400	1,487
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	2,900	3,658
Macquarie Bank Ltd.
6.625% due 04/07/2021		$84	97
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017		11,300	11,342
Morgan Stanley
1.918% due 04/25/2018		2,350	2,373
5.500% due 01/26/2020		3,400	3,785
5.950% due 12/28/2017		3,600	3,830
PHH Corp.
6.375% due 08/15/2021		3,200	2,824
Royal Bank of Canada
3.770% due 03/30/2018	CAD	3,700	2,991
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		$700	646
8.000% due 08/10/2025 (e)		400	374
Stadshypotek AB
4.250% due 10/10/2017	AUD	400	304
Swedbank Hypotek AB
1.375% due 03/28/2018		$3,100	3,116
UBS AG
1.266% due 08/14/2019		9,800	9,749
1.340% due 03/26/2018		18,800	18,821
7.250% due 02/22/2022		1,200	1,233
7.625% due 08/17/2022		950	1,078
Wachovia Corp.
0.923% due 06/15/2017		2,200	2,197
0.998% due 10/15/2016		2,700	2,701
Wells Fargo & Co.
0.986% due 06/02/2017		11,200	11,206
1.095% due 04/22/2019		8,900	8,874
1.515% due 07/22/2020		200	201

			383,206

INDUSTRIALS 2.4%
AbbVie, Inc.
1.800% due 05/14/2018		1,900	1,914
2.500% due 05/14/2020		800	820
3.200% due 11/06/2022		200	207
3.600% due 05/14/2025		700	735
4.500% due 05/14/2035		500	523
4.700% due 05/14/2045		400	425
Actavis Funding SCS
1.911% due 03/12/2020		5,800	5,821
4.750% due 03/15/2045		2,600	2,733
Altice Financing S.A.
6.625% due 02/15/2023		2,500	2,464
Altice Finco S.A.
7.625% due 02/15/2025		500	459
Altice Luxembourg S.A.
7.625% due 02/15/2025 (h)		1,100	1,078
Amgen, Inc.
1.254% due 05/22/2019		3,800	3,803
BMW U.S. Capital LLC
1.026% due 06/02/2017		9,600	9,606
California Resources Corp.
5.500% due 09/15/2021		300	153
8.000% due 12/15/2022		3,432	2,441
Charter Communications Operating LLC
4.464% due 07/23/2022		3,200	3,450
4.908% due 07/23/2025		2,200	2,402
6.384% due 10/23/2035		300	357
6.484% due 10/23/2045		900	1,079
6.834% due 10/23/2055		100	119
CNPC General Capital Ltd.
1.526% due 05/14/2017		5,500	5,500
2.750% due 05/14/2019		2,000	2,041

CVS Health Corp.
3.500% due 07/20/2022		200	216
Daimler Finance North America LLC
1.008% due 03/10/2017		800	800
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	11,600	12,342
Kraft Heinz Foods Co.
1.600% due 06/30/2017		$700	703
2.000% due 07/02/2018		700	710
3.500% due 07/15/2022		200	213
3.950% due 07/15/2025		100	109
5.000% due 07/15/2035		100	115
5.200% due 07/15/2045		300	357
Nakilat, Inc.
6.067% due 12/31/2033		1,500	1,684
Nissan Motor Acceptance Corp.
1.231% due 03/03/2017		400	400
Pioneer Natural Resources Co.
5.875% due 07/15/2016		5,891	5,899
Prime Security One MS, Inc.
4.875% due 07/15/2032		2,200	1,702
QUALCOMM, Inc.
4.800% due 05/20/2045		1,000	1,044
Tesco PLC
6.125% due 02/24/2022	GBP	1,400	2,041
Viacom, Inc.
5.850% due 09/01/2043		$3,700	3,724
Zimmer Biomet Holdings, Inc.
4.450% due 08/15/2045		4,900	5,010

			85,199

UTILITIES 1.4%
AT&T, Inc.
4.500% due 05/15/2035		300	308
Dominion Resources, Inc.
4.450% due 03/15/2021		1,000	1,106
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		2,689	780
Petrobras Global Finance BV
2.768% due 01/15/2019		1,000	906
3.250% due 04/01/2019	EUR	2,800	2,907
3.536% due 03/17/2020		$1,800	1,593
3.750% due 01/14/2021	EUR	1,600	1,563
4.250% due 10/02/2023		700	627
4.875% due 03/17/2020		$500	470
5.750% due 01/20/2020		600	580
6.250% due 12/14/2026	GBP	500	535
6.850% due 06/05/2115		$800	612
7.875% due 03/15/2019		500	518
Sprint Communications, Inc.
8.375% due 08/15/2017		17,400	17,922
SSE PLC
5.625% due 10/01/2017 (e)	EUR	1,000	1,157
Verizon Communications, Inc.
1.426% due 06/17/2019		$2,000	2,011
2.406% due 09/14/2018		15,800	16,199

			49,794

Total Corporate Bonds & Notes (Cost $538,149)			518,199

MUNICIPAL BONDS & NOTES 0.3%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		1,100	1,162
7.750% due 01/01/2042		1,800	1,829

			2,991

NEW YORK 0.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		1,000	1,465
OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041		700	1,084
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		6,290	5,997

Total Municipal Bonds & Notes (Cost $10,472)			11,537

U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
3.500% due 11/01/2025 - 12/01/2029		268	288
Fannie Mae, TBA
3.000% due 08/01/2046		100	104
3.500% due 07/01/2031 - 08/01/2031		78,000	82,623
Freddie Mac
0.842% due 11/15/2043		564	563
1.000% due 03/08/2017 (j)		4,900	4,916
Ginnie Mae
3.500% due 05/15/2042 - 04/15/2045		17,042	18,120
Ginnie Mae, TBA
4.000% due 07/01/2046		7,000	7,523
NCUA Guaranteed Notes
0.835% due 11/06/2017		424	424

Total U.S. Government Agencies (Cost $113,824)			114,561

U.S. TREASURY OBLIGATIONS 38.4%
U.S. Treasury Bonds
2.500% due 02/15/2046 (h)		37,300	38,877
3.000% due 11/15/2044 (l)		3,150	3,625
3.000% due 05/15/2045 (l)		9,400	10,816
3.125% due 08/15/2044		71,500	84,236
3.750% due 11/15/2043 (h)		24,400	32,225
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (j)(l)		31,208	31,947
0.125% due 07/15/2024 (j)		90,473	91,505
0.250% due 01/15/2025 (j)(l)		13,686	13,910
0.750% due 02/15/2045 (l)		15,238	15,351
1.750% due 01/15/2028 (l)		4,910	5,749
2.375% due 01/15/2027 (l)		92,527	113,726
2.500% due 01/15/2029 (l)		36,546	46,381
U.S. Treasury Notes
1.375% due 09/30/2020 (j)(l)		16,200	16,500
1.375% due 10/31/2020 (j)(l)		5,600	5,703
1.625% due 05/15/2026		1,500	1,519
1.750% due 12/31/2020 (j)(l)		30,900	31,969
1.875% due 11/30/2021 (j)(l)		90,400	94,184
1.875% due 08/31/2022 (j)(l)		306,600	318,810
1.875% due 10/31/2022 (l)		141,400	146,987
2.000% due 11/30/2020 (j)(l)		5,500	5,749
2.000% due 07/31/2022 (j)(l)		86,900	91,026
2.125% due 08/31/2020 (j)(l)		10,600	11,122
2.125% due 05/15/2025 (j)(l)		72,750	76,892
2.250% due 11/15/2024 (j)(l)		15,000	16,010
2.250% due 11/15/2025 (j)(l)		37,499	40,030
2.750% due 11/15/2023 (j)(l)		900	993

Total U.S. Treasury Obligations (Cost $1,267,001)			1,345,842

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
Adjustable Rate Mortgage Trust
2.919% due 01/25/2036 ^		14,565	12,974
Banc of America Mortgage Trust
3.361% due 05/25/2033		187	189
5.500% due 02/25/2035		810	815
BCAP LLC Trust
0.663% due 05/25/2047		348	260
5.250% due 04/26/2037		3,037	2,790
Bear Stearns Adjustable Rate Mortgage Trust
3.040% due 02/25/2034		334	325
3.167% due 08/25/2035		3,109	3,053
3.169% due 02/25/2036 ^		30	28
Bear Stearns ALT-A Trust
0.773% due 01/25/2047		17,424	12,999
2.826% due 11/25/2036 ^		1,192	823
2.943% due 01/25/2036		2,913	2,413
Bear Stearns Structured Products, Inc. Trust
2.878% due 01/26/2036		7,126	5,595
Citigroup Commercial Mortgage Trust
2.316% due 09/10/2045 (a)		7,544	548
Citigroup Mortgage Loan Trust, Inc.
0.523% due 01/25/2037		3,543	2,669
CitiMortgage Alternative Loan Trust
6.000% due 10/25/2037 ^		6,414	5,775
Claris Finance SRL
0.208% due 10/31/2060	EUR	2,208	2,440
Countrywide Alternative Loan Trust
0.643% due 12/20/2046 ^		$3,416	2,494
0.853% due 08/25/2035		4,151	2,425
6.000% due 08/25/2036 ^		5,124	4,488

6.000% due 03/25/2037 ^		1,459	878
Countrywide Home Loan Mortgage Pass-Through Trust
2.710% due 02/20/2036		3,945	2,831
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^		353	354
Deutsche ALT-A Securities, Inc.
0.643% due 02/25/2037		8,038	6,031
Eddystone Finance PLC
1.113% due 04/19/2021	GBP	6,056	7,873
Farringdon Mortgages PLC
1.238% due 01/15/2037		741	898
Giovecca Mortgages SRL
0.351% due 04/23/2048	EUR	2,172	2,406
GSR Mortgage Loan Trust
2.876% due 09/25/2035		$660	665
2.886% due 04/25/2036		314	279
2.893% due 11/25/2035		445	428
6.250% due 10/25/2036 ^		2,447	2,263
HarborView Mortgage Loan Trust
0.598% due 01/25/2047		1,028	782
0.648% due 09/19/2046		428	316
0.688% due 12/19/2036 ^		66	50
JPMorgan Chase Commercial Mortgage Securities Trust
5.811% due 06/12/2043		811	811
JPMorgan Mortgage Trust
6.000% due 06/25/2037		5,009	4,174
LB Commercial Mortgage Trust
6.073% due 07/15/2044		14,510	15,035
Lehman XS Trust
0.606% due 03/25/2047 ^		2,089	1,747
Leo-Mesdag BV
0.122% due 08/29/2019	EUR	2,445	2,694
Merrill Lynch Alternative Note Asset Trust
0.653% due 03/25/2037		$57,051	27,417
Merrill Lynch Mortgage Investors Trust
1.457% due 10/25/2035		25	24
Prime Mortgage Trust
0.853% due 02/25/2034		665	627
Residential Accredit Loans, Inc. Trust
0.653% due 05/25/2047		799	626
6.000% due 05/25/2037 ^		8,808	7,319
RMAC PLC
0.005% due 06/12/2037	EUR	1,724	1,708
Royal Bank of Scotland Capital Funding Trust
6.102% due 06/16/2049		$1,562	1,581
Structured Adjustable Rate Mortgage Loan Trust
1.603% due 12/25/2037 ^		11,824	7,654
Structured Asset Mortgage Investments Trust
0.583% due 03/25/2037		698	525
0.653% due 10/25/2036		3,756	3,099
0.663% due 05/25/2046		4,853	3,383
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.688% due 02/25/2032		8	8
2.694% due 01/25/2032		7	6
WaMu Mortgage Pass-Through Certificates Trust
1.800% due 08/25/2042		4	4
2.178% due 09/25/2046		1,042	968
Washington Mutual Mortgage Pass-Through Certificates Trust
0.573% due 10/25/2036 ^		11,040	5,524
1.187% due 02/25/2047 ^		14,932	10,589
2.525% due 02/25/2033		387	376
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037 ^		6,763	6,116
Wells Fargo Commercial Mortgage Trust
1.472% due 02/15/2027		7,300	7,292
Wells Fargo Mortgage-Backed Securities Trust
3.194% due 04/25/2036		177	163

Total Non-Agency Mortgage-Backed Securities (Cost $211,693)			198,627

ASSET-BACKED SECURITIES 11.2%
ACE Securities Corp. Home Equity Loan Trust
1.428% due 05/25/2034		3,693	3,413
1.428% due 07/25/2035		500	425
2.328% due 05/25/2034		555	484
Ameriquest Mortgage Securities Trust
0.843% due 03/25/2036		400	355
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.368% due 01/25/2035		4,558	3,791
Argent Securities Trust
0.643% due 03/25/2036		6,399	4,169
0.693% due 10/25/2036		22,207	9,782
Asset-Backed Funding Certificates Trust
1.453% due 06/25/2037		74	54
Atrium CDO Corp.
1.421% due 11/16/2022		7,263	7,235

Carlyle Global Market Strategies CLO Ltd.
1.864% due 04/20/2022		13,900	13,887
Citigroup Mortgage Loan Trust, Inc.
0.613% due 12/25/2036		1,146	739
0.693% due 10/25/2036		1,694	1,669
0.753% due 10/25/2036		13,066	9,848
4.581% due 10/25/2037		1,458	1,359
COA Summit CLO Ltd.
1.984% due 04/20/2023		158	158
Countrywide Asset-Backed Certificates
0.593% due 06/25/2035		3,137	2,274
0.593% due 01/25/2037		3,895	2,635
0.593% due 08/25/2037		1,933	1,437
0.593% due 06/25/2047 ^		895	644
0.633% due 11/25/2047 ^		16,076	11,631
0.653% due 06/25/2037 ^		2,549	1,734
0.653% due 06/25/2047		2,499	1,706
0.673% due 05/25/2047		5,000	3,427
0.683% due 05/25/2037		11,500	7,176
0.693% due 03/25/2036		2,543	1,740
0.783% due 07/25/2036		866	649
0.853% due 11/25/2035		374	358
Countrywide Asset-Backed Certificates Trust
0.603% due 02/25/2037		777	746
0.603% due 03/25/2047		13,670	11,792
0.613% due 03/25/2037		847	769
0.713% due 09/25/2046		5,600	3,746
First Franklin Mortgage Loan Trust
0.563% due 12/25/2037		18,213	10,967
Fortress Credit Investments Ltd.
1.883% due 07/17/2023		2,462	2,450
Franklin CLO Ltd.
0.862% due 08/09/2019		8,256	8,119
Fremont Home Loan Trust
0.603% due 10/25/2036		15,943	7,806
Gallatin CLO Ltd.
1.898% due 07/15/2023		3,559	3,556
GE-WMC Asset-Backed Pass-Through Certificates
0.703% due 12/25/2035		9,010	8,396
Golden Knight CDO Ltd.
0.868% due 04/15/2019		87	87
GSAMP Trust
2.103% due 10/25/2034		693	648
Home Equity Loan Trust
0.613% due 04/25/2037		5,200	4,562
HSI Asset Securitization Corp. Trust
0.783% due 02/25/2036		5,000	3,807
JPMorgan Mortgage Acquisition Trust
0.588% due 07/25/2036		3,914	2,738
0.693% due 11/25/2036		11,435	8,765
0.713% due 05/25/2037		5,600	4,524
LCM LP
1.581% due 04/15/2022		10,181	10,161
Long Beach Mortgage Loan Trust
0.613% due 08/25/2036		18,841	9,208
Madison Park Funding Ltd.
1.916% due 08/15/2022		9,800	9,788
MASTR Asset-Backed Securities Trust
0.613% due 10/25/2036		7,727	4,654
0.693% due 08/25/2036		4,417	2,238
Merrill Lynch Mortgage Investors Trust
0.523% due 04/25/2047		11,126	6,200
Morgan Stanley ABS Capital, Inc. Trust
0.533% due 09/25/2036		180	93
0.583% due 10/25/2036		672	523
0.693% due 06/25/2036		4,245	2,778
0.703% due 03/25/2037		1,651	835
0.893% due 11/25/2035		4,688	3,453
1.383% due 03/25/2035		900	889
Morgan Stanley Home Equity Loan Trust
0.623% due 04/25/2037		6,138	3,705
Motor PLC
0.933% due 08/25/2021		979	979
NovaStar Mortgage Funding Trust
0.623% due 11/25/2036		9,910	4,420
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		6,260	6,262
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,322
Panther CDO BV
0.137% due 03/20/2084	EUR	1,631	1,762
Popular ABS Mortgage Pass-Through Trust
0.703% due 06/25/2047 ^		$4,142	3,741
Race Point CLO Ltd.
1.637% due 12/15/2022		390	389

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		16,985	9,356
6.998% due 09/25/2037 ^		2,492	1,462
Residential Asset Mortgage Products Trust
0.673% due 12/25/2036		8,872	7,040
1.066% due 07/25/2034		12,189	8,081
Residential Asset Securities Corp. Trust
0.603% due 08/25/2036		1,508	1,404
0.693% due 08/25/2036		11,000	7,482
0.893% due 12/25/2035		13,186	9,722
Securitized Asset-Backed Receivables LLC Trust
0.703% due 05/25/2036		2,411	1,396
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	1,781	1,904
Soundview Home Loan Trust
0.563% due 02/25/2037		$559	220
0.603% due 06/25/2036		366	337
0.613% due 11/25/2036		840	719
0.693% due 07/25/2036		12,000	7,426
0.703% due 07/25/2037		4,360	2,753
1.753% due 10/25/2037		10,700	7,344
South Texas Higher Education Authority, Inc.
1.125% due 10/01/2020		1,453	1,452
Specialty Underwriting & Residential Finance Trust
1.428% due 12/25/2035		2,684	2,404
Stone Tower CLO Ltd.
0.853% due 04/17/2021		877	876
Structured Asset Investment Loan Trust
0.873% due 11/25/2035		12,000	9,044
1.233% due 02/25/2035		12,000	9,159
Structured Asset Securities Corp. Mortgage Loan Trust
0.683% due 01/25/2037		5,246	3,095
0.793% due 02/25/2036		2,500	2,271
0.823% due 04/25/2036		2,500	2,193
0.903% due 05/25/2037		6,900	5,524
Structured Asset Securities Corp. Trust
0.913% due 09/25/2035		5,100	3,798
Symphony CLO LP
1.729% due 01/09/2023		8,030	8,005
Symphony CLO Ltd.
1.586% due 07/23/2023		7,800	7,777
Venture CDO Ltd.
0.855% due 07/22/2021		600	587
Voya CLO Ltd.
1.948% due 10/15/2022		16,000	15,975

Total Asset-Backed Securities (Cost $400,327)			393,463

SOVEREIGN ISSUES 6.3%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	532,020	160,061
0.000% due 01/01/2017 (c)		12,240	3,569
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$7,600	8,404
Export-Import Bank of Korea
4.000% due 01/29/2021		2,900	3,169
Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2026	EUR	11,700	16,756
Korea Development Bank
3.000% due 09/14/2022		$3,700	3,910
Province of Ontario
3.000% due 07/16/2018		15,000	15,612
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	8,300	8,354

Total Sovereign Issues (Cost $191,987)			219,835

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
GMAC Capital Trust
6.411% due 02/15/2040		7,000	174

Total Preferred Securities (Cost $188)			174

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (g) 1.0%		35,716

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
0.256% due 07/21/2016 - 11/03/2016 (b)(c)(h)(l)	$491	491

Total Short-Term Instruments (Cost $36,207)		36,207

Total Investments in Securities (Cost $2,772,466)		2,841,091

	SHARES
INVESTMENTS IN AFFILIATES 25.1%
SHORT-TERM INSTRUMENTS 25.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.1%
PIMCO Short-Term Floating NAV Portfolio III	88,752,202	877,227

Total Short-Term Instruments (Cost $876,635)		877,227

Total Investments in Affiliates (Cost $876,635)		877,227

Total Investments 106.2% (Cost $3,649,101)		$3,718,318
Financial Derivative Instruments (i)(k) 2.4% (Cost or Premiums, net $36,182)		86,580
Other Assets and Liabilities, net (8.6)%		(302,067)

Net Assets 100.0%		$3,502,831

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,931	0.14%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.200%	06/30/2016	07/01/2016	$35,716	U.S. Treasury Bonds 4.500% due 02/15/2036	$(35,569)	$35,716	$35,716

Total Repurchase Agreements						$(35,569)	$35,716	$35,716

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.700%	06/30/2016	07/01/2016	$(32,513)	$(32,514)
CFR	(1.150)	06/14/2016	06/14/2017	(697)	(696)

Total Reverse Repurchase Agreements					$(33,210)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.460%	05/11/2016	07/11/2016	$(11,994)	$(12,003)
NOM	0.550	07/01/2016	10/03/2016	(32,530)	(32,578)

Total Sale-Buyback Transactions					$(44,581)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(14,685) at a weighted average interest rate of 0.339%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	3.500%	07/01/2046	$160,800	$(56,046)	$(56,550)
Fannie Mae, TBA	4.000	07/01/2046	6,600	(7,040)	(7,076)
Fannie Mae, TBA	4.500	07/01/2046	3,200	(3,480)	(3,493)
U.S. Treasury Bonds	4.500	02/15/2036	24,400	(35,042)	(35,302)

Total Short Sales				$(101,608)	$(102,421)

(3)	Payable for short sales includes $146 of accrued interest.

(h)	Securities with an aggregate market value of $78,193 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	6,488	$(22,777)	$0	$(243)
90-Day Eurodollar June Futures	Short	06/2017	1,073	(5,001)	0	(54)
90-Day Eurodollar September Futures	Short	09/2016	15	(24)	0	0
Australia Government 10-Year Bond September Futures	Long	09/2016	45	54	7	(7)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	428	213	62	(10)
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	428	(62)	24	(33)
Call Options Strike @ EUR 169.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	409	68	32	0
Euro-Bobl September Futures	Long	09/2016	745	1,165	25	(25)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	1,333	(1,476)	0	(1,025)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	630	2,558	182	0
Mini MSCI Emerging Markets Index September Futures	Long	09/2016	844	950	380	0
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	428	237	9	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	428	408	38	0
Put Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	428	(566)	0	(71)
U.S. Treasury 2-Year Note September Futures	Long	09/2016	1,455	2,044	205	0
U.S. Treasury 5-Year Note September Futures	Long	09/2016	3,950	8,303	308	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	4,745	15,780	0	(371)
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2016	380	(4,273)	344	0
United Kingdom Long Gilt September Futures	Long	09/2016	128	1,009	82	0

Total Futures Contracts				$(1,390)	$1,698	$(1,839)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$74,382	$4,527	$3,938	$258	$0
CDX.IG-22 5-Year Index	1.000	06/20/2019	6,500	72	(38)	7	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	69,700	617	560	94	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	123,300	1,149	1,809	188	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	10,500	86	104	18	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	2,300	26	3	4	0

				$6,477	$6,376	$569	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018		$1,406,700	$5,080	$4,771	$279	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,454,500	(35,264)	(28,657)	0	(496)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		37,200	(1,472)	(1,301)	0	(11)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		153,300	7,150	4,857	8	0
Receive	3-Month USD-LIBOR	1.934	09/01/2022		119,800	(6,644)	(6,644)	65	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		167,400	(9,651)	(5,790)	119	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		660,500	(22,326)	(8,065)	707	0
Receive	3-Month USD-LIBOR	2.330	08/19/2025		37,700	(3,548)	(3,410)	68	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		188,800	(16,147)	(13,515)	367	0
Receive	3-Month USD-LIBOR	2.150	12/03/2025		27,200	(1,953)	(1,658)	53	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		14,300	(1,164)	(1,217)	31	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		102,200	(2,682)	(411)	247	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		33,200	113	113	68	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		212,700	(32,271)	(20,351)	2,333	0
Pay	3-Month USD-LIBOR *	2.810	09/14/2046		12,400	2,775	2,775	0	(142)
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		21,000	(1,496)	(84)	243	0
Receive	6-Month EUR-EURIBOR *	0.000	09/21/2021	EUR	19,500	(90)	(263)	0	(14)
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026		135,000	5,435	3,035	318	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		4,400	(565)	(431)	0	(28)
Receive	6-Month GBP-LIBOR	1.750	12/17/2016	GBP	388,100	(2,708)	(3,961)	0	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		66,700	(6,977)	(6,327)	0	(92)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		33,000	(2,043)	(2,271)	0	(60)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		9,200	(1,680)	(1,456)	0	(64)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	8,890,000	(3,094)	(2,028)	41	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	290,000	(96)	174	12	0
Pay	28-Day MXN-TIIE	5.615	05/21/2021		41,200	11	10	5	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		11,900	3	3	2	0
Pay	28-Day MXN-TIIE	6.075	09/21/2021		179,100	249	249	27	0
Pay	28-Day MXN-TIIE	5.675	11/09/2021		40,400	10	(53)	6	0
Pay	28-Day MXN-TIIE	5.680	11/09/2021		86,600	22	22	14	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		40,600	(15)	(6)	7	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022		3,000	1	0	1	0

						$(131,037)	$(91,890)	$5,021	$(907)

Total Swap Agreements						$(124,560)	$(85,514)	$5,590	$(907)

*	This security has a forward starting effective date.

(j)	Securities with an aggregate market value of $79,285 and cash of $4,877 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	17,562		$25,751	$2,372	$0
	07/2016		$27,097	GBP	20,366	15	0
	08/2016	CNH	22,947		$3,383	0	(54)
	08/2016	GBP	20,366		27,104	0	(15)
	08/2016		$15,669	CNH	103,349	0	(187)
	08/2016		1	MXN	24	0	0
BPS	07/2016	BRL	253,387		$71,857	0	(7,023)
	07/2016	JPY	9,048,117		82,121	0	(5,499)
	07/2016		$78,942	BRL	253,387	0	(61)
	08/2016	CNH	97,932		$14,800	131	0
	08/2016		$26,688	BRL	91,664	1,599	0
	08/2016		7,430	CNH	48,741	0	(129)
	08/2016		5,057	EUR	4,582	35	0
	10/2016	BRL	93,990		$22,564	0	(5,902)
BRC	10/2016		$14,956	CNH	101,116	147	0
CBK	07/2016		1,089	GBP	732	0	(115)
	07/2016		1,072	TRY	3,128	9	0
	08/2016	AUD	533		$390	0	(7)
	08/2016	EUR	4,531		5,135	100	0
	08/2016	MXN	10,499		565	0	(7)
	08/2016	SGD	5		4	0	0
	08/2016		$1,448	EUR	1,288	0	(17)
	08/2016		273	MXN	4,995	0	(1)
	10/2016	BRL	80,700		$19,247	0	(5,193)
DUB	10/2016		$8,288	CNH	55,965	71	0
	01/2017	BRL	12,240		$2,902	0	(708)
GLM	08/2016	EUR	121,261		138,512	3,757	0
	08/2016	NOK	975		120	4	0
	08/2016		$808	KRW	936,258	4	0
	08/2016		3,086	RUB	206,940	111	0
	10/2016	BRL	50,890		$12,484	0	(2,928)
HUS	08/2016	CNH	148,660		22,473	205	0
	08/2016	HKD	70,610		9,105	0	(1)
	08/2016		$32,171	CNH	211,589	0	(476)
	10/2016	CNH	1,088,621		$166,151	3,552	0
	10/2016		$60,542	CNH	396,233	50	(1,410)
	01/2021	BRL	4,390		$677	0	(317)
JPM	07/2016		253,387		78,942	61	0
	07/2016	CAD	3,341		2,554	0	(32)
	07/2016	GBP	5,176		7,061	188	(18)
	07/2016		$69,600	BRL	253,387	9,280	0
	08/2016	CHF	109		$113	1	0
	08/2016	SGD	69,707		50,719	0	(1,006)
	08/2016		$12,604	EUR	11,133	0	(232)
	08/2016		22,170	MXN	404,049	63	(241)
	10/2016	BRL	243,780		$57,056	0	(16,775)
	10/2016		$19,007	CNH	126,110	80	(251)
	02/2017	CNH	197,268		$28,337	0	(953)
MSB	07/2016	JPY	103,400		977	0	(25)
	10/2016	BRL	62,660		15,119	0	(3,858)
SCX	07/2016		$89,809	JPY	9,151,517	0	(1,187)
	08/2016	CNH	72,798		$11,000	95	0
	08/2016	JPY	9,151,517		89,903	1,206	0
	08/2016	SGD	20,248		14,715	0	(310)
	08/2016		$4,229	CNH	27,852	0	(57)
	10/2016	CNH	12,780		$1,951	43	0
	10/2016		$6,359	CNH	42,980	61	0
	02/2017	CNH	194,234		$28,052	0	(787)
SOG	07/2016		$2,558	CAD	3,341	28	0
	08/2016	CAD	3,341		$2,558	0	(28)
	08/2016	CNH	25,126		3,800	36	0
	08/2016		$1,971	CNH	12,918	0	(36)
	08/2016	ZAR	24,411		$1,585	0	(61)
	10/2016		$9,461	CNH	63,881	80	0
UAG	08/2016	CNH	21,330		$3,227	32	0
	08/2016	EUR	11,093		12,324	13	(16)
	08/2016	MYR	16,873		4,145	0	(85)
	08/2016		$217	HUF	58,982	0	(10)
	01/2017	CNH	22,947		$3,340	0	(74)
	02/2017		$8,620	CNH	57,168	0	(132)

Total Forward Foreign Currency Contracts						$23,429	$(56,224)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$900	$36	$85
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		89,190	951	262
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	25,100	982	242
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$17,600	739	2,011

							$2,708	$2,600

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$7,400	$724	$991
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	7,400	724	492
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018	14,200	1,312	1,901
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	14,200	1,448	944
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019	30,200	3,460	4,678
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019	30,200	3,460	2,644
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016	213,100	75	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	145,700	279	212
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016	65,300	535	535
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	25,400	1,292	743
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	201,400	685	1,151
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	50,600	2,618	1,481
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	223,300	802	1,276
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	25,000	685	0
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018	15,200	1,523	2,038
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018	15,200	1,523	1,066
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018	52,600	4,871	7,091
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018	52,600	5,638	3,671
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018	73,900	7,329	10,415
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018	73,900	7,329	4,915
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	57,850	2,782	1,705
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019	43,000	4,953	7,014
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019	43,000	4,953	3,661

							$59,000	$58,624

Total Purchased Options							$61,708	$61,224

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$23,600	$(1,293)	$(235)
	Call - OTC USD versus RUB		108.000	02/22/2017		900	(36)	(4)
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		178,380	(843)	(274)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		6,381	(822)	(124)
	Put - OTC USD versus BRL		5.000	10/19/2017		6,381	(951)	(2,509)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	14,785	(574)	(146)
	Call - OTC EUR versus MXN		22.650	03/21/2017		14,785	(514)	(384)
	Put - OTC EUR versus USD		$1.090	07/14/2016		45,409	(286)	(97)
	Call - OTC EUR versus USD		1.150	07/14/2016		45,409	(286)	(14)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		$19,172	(2,429)	(373)
	Put - OTC USD versus BRL		5.000	10/19/2017		19,172	(2,893)	(7,538)
	Call - OTC USD versus BRL		6.300	01/11/2018		6,515	(347)	(76)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	25,100	(802)	(112)
	Put - OTC EUR versus MXN		18.900	03/21/2017		22,434	(911)	(222)
	Call - OTC EUR versus MXN		22.650	03/21/2017		22,434	(733)	(583)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016		12,000	(785)	(205)
SOG	Call - OTC EUR versus RUB		85.000	12/02/2016		11,100	(789)	(190)
	Call - OTC USD versus RUB		110.000	02/24/2017		$17,600	(760)	(64)

							$(16,054)	$(13,150)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016	$130,600	$(536)	$(535)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	126,800	(1,319)	(677)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	31,000	(279)	(557)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	252,800	(2,692)	(1,350)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	9,500	(158)	(265)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	32,900	(526)	(932)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	16,100	(276)	(448)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	30,900	(525)	(876)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	25,000	(690)	(2,385)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	289,300	(3,063)	(1,641)

							$(10,064)	$(9,666)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$999	$0	$0

Total Written Options					$(26,118)	$(22,816)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Dominion Resources, Inc.	(1.000)%	06/20/2021	0.462%	$1,000	$(33)	$6	$0	$(27)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BRC	Brazil Government International Bond	1.000%	12/20/2016	0.666%	$900	$(11)	$13	$2	$0
DUB	Brazil Government International Bond	1.000	12/20/2016	0.666	1,000	(13)	15	2	0
GST	Brazil Government International Bond	1.000	12/20/2016	0.666	2,900	(38)	43	5	0
JPM	Brazil Government International Bond	1.000	12/20/2016	0.666	900	(10)	12	2	0

						$(72)	$83	$11	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$3,000	$402	$(34)	$368	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	4,000	534	(44)	490	0

					$936	$(78)	$858	$0

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	30,900	$(29)	$(446)	$0	$(475)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	770	(1)	88	87	0
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		7,878	(10)	572	562	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		500	3	53	56	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		12,390	0	817	817	0
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	53,300	(181)	(733)	0	(914)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		81,600	(6)	(1,013)	0	(1,019)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		64,500	(9)	(1,737)	0	(1,746)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,660	3	116	119	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		5,970	(9)	435	426	0

							$(239)	$(1,848)	$2,067	$(4,154)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RALVEIET Index	3,798,764	1-Month USD-LIBOR plus a specified spread	05/15/2017	$341,765	$0	$11,309	$11,309	$0
	Receive	RALVEIET Index	3,151,592	1-Month USD-LIBOR plus a specified spread	06/07/2017	276,615	0	16,320	16,320	0
FBF	Receive	RALVEIET Index	416,355	1-Month USD-LIBOR plus a specified spread	07/15/2016	37,235	0	1,490	1,490	0
	Receive	RALVEIET Index	3,097,719	1-Month USD-LIBOR plus a specified spread	11/15/2016	276,326	0	11,520	11,520	0
	Receive	RALVEIET Index	735,873	1-Month USD-LIBOR plus a specified spread	11/30/2016	65,809	0	2,633	2,633	0
	Receive	RALVEIET Index	4,339,622	1-Month USD-LIBOR plus a specified spread	05/11/2017	381,248	0	22,105	22,105	0
	Receive	RALVEIET Index	2,385,345	1-Month USD-LIBOR plus a specified spread	06/07/2017	209,195	0	12,392	12,392	0
GST	Receive	RALVEIET Index	3,108,036	1-Month USD-LIBOR plus a specified spread	06/21/2017	272,792	0	16,092	16,092	0
JPM	Receive	RALVEIET Index	4,599,974	1-Month USD-LIBOR plus a specified spread	07/15/2016	481,495	0	(53,818)	0	(53,818)
	Receive	RALVEIET Index	2,903,489	1-Month USD-LIBOR plus a specified spread	10/17/2016	247,078	0	22,759	22,759	0
	Receive	RALVEIET Index	4,150,946	1-Month USD-LIBOR plus a specified spread	03/09/2017	371,219	0	14,868	14,868	0

							$0	$77,670	$131,488	$(53,818)

Total Swap Agreements							$592	$75,833	$134,424	$(57,999)

(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $126,421 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Bank Loan Obligations	$0	$2,646	$0	$2,646
Corporate Bonds & Notes
Banking & Finance	0	378,275	4,931	383,206
Industrials	0	85,199	0	85,199
Utilities	0	49,794	0	49,794
Municipal Bonds & Notes
Illinois	0	2,991	0	2,991
New York	0	1,465	0	1,465
Ohio	0	1,084	0	1,084
West Virginia	0	5,997	0	5,997
U.S. Government Agencies	0	114,561	0	114,561
U.S. Treasury Obligations	0	1,345,842	0	1,345,842
Non-Agency Mortgage-Backed Securities	0	198,627	0	198,627
Asset-Backed Securities	0	393,463	0	393,463
Sovereign Issues	0	219,835	0	219,835
Preferred Securities
Banking & Finance	174	0	0	174
Short-Term Instruments
Repurchase Agreements	0	35,716	0	35,716
U.S. Treasury Bills	0	491	0	491
	$174	$2,835,986	$4,931	$2,841,091

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	877,227	0	0	877,227

Total Investments	$877,401	$2,835,986	$4,931	$3,718,318

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(67,119)	0	(67,119)
U.S. Treasury Obligations	0	(35,302)	0	(35,302)
	$0	$(102,421)	$0	$(102,421)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,698	5,590	0	7,288
Over the counter	0	219,077	0	219,077
	$1,698	$224,667	$0	$226,365

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,839)	(907)	0	(2,746)
Over the counter	0	(137,039)	0	(137,039)

	$(1,839)	$(137,946)	$0	$(139,785)

Totals	$877,260	$2,820,286	$4,931	$3,702,477

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 69.7%
BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$499	$499
Dell, Inc.
3.750% due 10/29/2018		154	154

Total Bank Loan Obligations (Cost $646)			653

CORPORATE BONDS & NOTES 16.9%
BANKING & FINANCE 8.9%
ABN AMRO Bank NV
4.750% due 07/28/2025		200	208
Ally Financial, Inc.
8.000% due 03/15/2020		241	272
Banca Carige SpA
3.750% due 11/25/2016	EUR	1,100	1,236
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2054		300	336
5.000% due 02/09/2056		600	714
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)		1,000	1,103
Banco Santander Chile
1.529% due 04/11/2017		$700	701
Bank of America Corp.
1.272% due 08/25/2017		100	100
1.516% due 04/01/2019		100	100
2.650% due 04/01/2019		100	103
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,300	1,417
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		200	196
BPCE S.A.
1.286% due 06/17/2017		900	901
5.700% due 10/22/2023		400	430
Caixa Economica Federal
2.375% due 11/06/2017		100	98
Citigroup, Inc.
5.950% due 05/15/2025 (e)		1,400	1,370
Cooperatieve Rabobank UA
8.375% due 07/26/2016 (e)		1,400	1,408
8.400% due 06/29/2017 (e)		600	629
Credit Agricole S.A.
1.201% due 06/12/2017		2,000	2,001
7.875% due 01/23/2024 (e)		200	192
Dexia Credit Local S.A.
2.000% due 01/22/2021	EUR	200	242
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	968
Goldman Sachs Group, Inc.
1.798% due 04/23/2020		$1,300	1,297
HBOS PLC
6.750% due 05/21/2018		100	108
HSBC USA, Inc.
1.402% due 08/07/2018		500	498
International Lease Finance Corp.
6.750% due 09/01/2016		400	402
7.125% due 09/01/2018		500	550
JPMorgan Chase & Co.
1.188% due 04/25/2018		1,100	1,099
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	732	923
Morgan Stanley
1.918% due 04/25/2018		$200	202
3.875% due 04/29/2024		600	644
5.950% due 12/28/2017		400	426
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		400	369
Swedbank Hypotek AB
1.375% due 03/28/2018		500	503
UBS AG
1.340% due 03/26/2018		2,100	2,102
5.125% due 05/15/2024		400	408
7.250% due 02/22/2022		400	411
Volkswagen Bank GmbH
0.152% due 11/27/2017	EUR	100	110

Wachovia Capital Trust
5.570% due 08/01/2016 (e)		$1,000	989

			25,766

INDUSTRIALS 5.8%
AbbVie, Inc.
1.800% due 05/14/2018		400	403
2.500% due 05/14/2020		200	205
3.600% due 05/14/2025		200	210
4.500% due 05/14/2035		100	105
4.700% due 05/14/2045		100	106
Actavis Funding SCS
1.911% due 03/12/2020		900	903
4.750% due 03/15/2045		600	631
Amgen, Inc.
1.254% due 05/22/2019		300	300
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		400	415
3.650% due 02/01/2026		500	536
BMW U.S. Capital LLC
1.026% due 06/02/2017		2,200	2,201
Charter Communications Operating LLC
4.464% due 07/23/2022		300	323
4.908% due 07/23/2025		400	437
6.384% due 10/23/2035		100	119
6.484% due 10/23/2045		100	120
6.834% due 10/23/2055		100	119
CNPC General Capital Ltd.
1.526% due 05/14/2017		200	200
2.750% due 05/14/2019		700	714
ConAgra Foods, Inc.
1.005% due 07/21/2016		200	200
CVS Health Corp.
3.500% due 07/20/2022		200	216
DISH DBS Corp.
4.250% due 04/01/2018		100	102
HCA, Inc.
5.000% due 03/15/2024		200	208
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,900	2,022
Kraft Heinz Foods Co.
1.600% due 06/30/2017		$200	201
2.000% due 07/02/2018		200	203
3.500% due 07/15/2022		100	106
3.950% due 07/15/2025		100	109
5.000% due 07/15/2035		100	115
5.200% due 07/15/2045		100	119
Mondelez International, Inc.
2.250% due 02/01/2019		200	204
Nissan Motor Acceptance Corp.
1.231% due 03/03/2017		400	400
Prime Security One MS, Inc.
4.875% due 07/15/2032		700	542
Roche Holdings, Inc.
0.971% due 09/30/2019		1,600	1,601
Statoil ASA
1.092% due 11/08/2018		1,000	995
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		1,400	1,409

			16,799

UTILITIES 2.2%
AT&T, Inc.
1.561% due 06/30/2020		500	498
2.450% due 06/30/2020		100	102
3.000% due 06/30/2022		600	615
4.500% due 05/15/2035		100	102
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		79	23
Petrobras Global Finance BV
2.768% due 01/15/2019		1,100	997
3.750% due 01/14/2021	EUR	500	489
4.375% due 05/20/2023		$200	163
6.250% due 12/14/2026	GBP	200	214
6.850% due 06/05/2115		$1,000	765
8.375% due 05/23/2021		500	517
Spire, Inc.
1.376% due 08/15/2017		1,000	997
Sprint Communications, Inc.
8.375% due 08/15/2017		400	412

SSE PLC
5.625% due 10/01/2017 (e)	EUR	500	579

			6,473

Total Corporate Bonds & Notes (Cost $50,343)			49,038

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
0.513% due 07/25/2037		$23	23
Fannie Mae, TBA
3.500% due 07/01/2031		8,000	8,477
Freddie Mac
0.842% due 11/15/2043		564	563
Ginnie Mae, TBA
4.000% due 07/01/2046		2,000	2,149

Total U.S. Government Agencies (Cost $11,157)			11,212

U.S. TREASURY OBLIGATIONS 23.0%
U.S. Treasury Bonds
2.500% due 02/15/2046		200	209
3.000% due 11/15/2044		1,200	1,381
3.125% due 08/15/2044		7,500	8,836
3.750% due 11/15/2043 (g)		2,000	2,641
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022		11,131	11,395
0.125% due 01/15/2023 (i)(k)		3,731	3,785
0.125% due 07/15/2024		7,657	7,744
0.750% due 02/15/2045		2,133	2,149
2.500% due 01/15/2029		1,114	1,414
U.S. Treasury Notes
1.875% due 11/30/2021		8,800	9,168
2.000% due 02/15/2025 (i)(k)		4,000	4,187
2.000% due 08/15/2025 (k)		4,900	5,126
2.125% due 05/15/2025		8,250	8,719

Total U.S. Treasury Obligations (Cost $62,782)			66,754

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%
Banc of America Funding Trust
3.017% due 01/20/2047 ^		1,552	1,312
BCAP LLC Trust
0.663% due 05/25/2047		349	261
5.250% due 04/26/2037		810	744
Bear Stearns Adjustable Rate Mortgage Trust
2.830% due 08/25/2035		971	834
2.875% due 01/25/2034		96	90
3.040% due 02/25/2034		334	325
Bear Stearns ALT-A Trust
2.907% due 11/25/2036		536	404
Bear Stearns Structured Products, Inc. Trust
2.878% due 01/26/2036		2,388	1,875
Berica Residential MBS SRL
0.066% due 03/31/2048	EUR	173	190
Citigroup Commercial Mortgage Trust
2.316% due 09/10/2045 (a)		$943	69
Citigroup Mortgage Loan Trust, Inc.
2.760% due 09/25/2035		41	40
Claris Finance SRL
0.208% due 10/31/2060	EUR	506	559
Countrywide Alternative Loan Trust
0.643% due 12/20/2046 ^		$376	275
0.663% due 07/25/2046		614	514
0.733% due 12/25/2035		36	31
0.853% due 08/25/2035		869	508
0.953% due 12/25/2035 ^		157	100
6.000% due 01/25/2037 ^		676	534
Countrywide Home Loan Mortgage Pass-Through Trust
2.602% due 02/20/2036 ^		494	436
2.674% due 11/25/2034		27	25
2.710% due 02/20/2036		926	665
2.716% due 10/19/2032		18	14
2.964% due 10/20/2035		375	320
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^		88	89
Credit Suisse First Boston Mortgage Securities Corp.
1.103% due 11/25/2031		55	46
Deco UK PLC
0.751% due 01/27/2020	GBP	659	855
Eurohome UK Mortgages PLC
0.722% due 06/15/2044		351	420
Hyatt Hotel Portfolio Trust
1.696% due 11/15/2029		$5,400	5,384
IndyMac Mortgage Loan Trust
3.038% due 05/25/2036 ^		166	141
3.071% due 06/25/2035 ^		376	327

JPMorgan Mortgage Trust
2.913% due 08/25/2036 ^		43	38
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.882% due 12/15/2030		12	11
Merrill Lynch Alternative Note Asset Trust
0.653% due 03/25/2037		3,877	1,716
Merrill Lynch Mortgage Investors Trust
0.703% due 11/25/2035		5	4
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		781	738
Newgate Funding PLC
0.748% due 12/01/2050	GBP	900	1,014
Puma SE
2.750% due 05/13/2045	AUD	370	274
2.640% due 10/18/2045		365	270
RMAC PLC
0.005% due 06/12/2037	EUR	1,757	1,739
RMAC Securities PLC
0.724% due 06/12/2044	GBP	762	893
Structured Asset Mortgage Investments Trust
0.698% due 07/19/2035		$34	32
Thornburg Mortgage Securities Trust
2.489% due 06/25/2047 ^		40	36
WaMu Mortgage Pass-Through Certificates Trust
1.437% due 02/25/2046		63	58
Wells Fargo Commercial Mortgage Trust
1.472% due 02/15/2027		300	300
Wells Fargo Mortgage-Backed Securities Trust
2.865% due 03/25/2035		564	564

Total Non-Agency Mortgage-Backed Securities (Cost $27,390)			25,074

ASSET-BACKED SECURITIES 14.1%
ACE Securities Corp. Home Equity Loan Trust
1.073% due 02/25/2036 ^		569	478
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.368% due 01/25/2035		1,110	923
Amortizing Residential Collateral Trust
1.033% due 07/25/2032		825	775
Argent Securities Trust
0.643% due 03/25/2036		1,427	930
Atrium CDO Corp.
1.421% due 11/16/2022		442	440
Bear Stearns Asset-Backed Securities Trust
0.903% due 08/25/2036		300	262
1.848% due 01/25/2035		19	16
Citigroup Mortgage Loan Trust, Inc.
0.513% due 07/25/2045		380	266
0.613% due 12/25/2036		237	153
COA Summit CLO Ltd.
1.984% due 04/20/2023		158	158
Countrywide Asset-Backed Certificates
0.583% due 12/25/2036 ^		2,810	2,545
0.593% due 05/25/2035		1,348	1,092
0.593% due 06/25/2035		1,907	1,382
0.593% due 08/25/2037		533	396
0.593% due 06/25/2047 ^		831	598
0.633% due 11/25/2047 ^		2,747	2,032
0.653% due 06/25/2047		625	426
0.683% due 05/25/2037		2,500	1,560
0.783% due 07/25/2036		153	114
0.893% due 04/25/2036		3,000	2,520
Countrywide Asset-Backed Certificates Trust
0.713% due 09/25/2046		1,400	937
Fortress Credit Investments Ltd.
1.883% due 07/17/2023		1,642	1,633
Franklin CLO Ltd.
0.862% due 08/09/2019		2,540	2,498
Fraser Sullivan CLO Ltd.
1.709% due 04/20/2023		1,943	1,935
Gallatin CLO Ltd.
1.898% due 07/15/2023		166	165
GSAMP Trust
0.593% due 06/25/2036		666	570
0.603% due 09/25/2036		1,509	698
2.103% due 10/25/2034		161	151
HSI Asset Securitization Corp. Trust
0.563% due 12/25/2036		1,872	759
0.783% due 02/25/2036		1,100	838
JPMorgan Mortgage Acquisition Corp.
1.158% due 09/25/2035		239	175
Jubilee CDO BV
0.169% due 09/20/2022	EUR	484	534
LCM LP
1.581% due 04/15/2022		$392	391

Long Beach Mortgage Loan Trust
1.013% due 09/25/2034		312	281
MASTR Asset-Backed Securities Trust
0.693% due 08/25/2036		1,092	553
Morgan Stanley ABS Capital, Inc. Trust
0.533% due 09/25/2036		40	21
0.583% due 10/25/2036		155	121
1.253% due 07/25/2037		74	73
Motor PLC
0.933% due 08/25/2021		69	69
Navient Private Education Loan Trust
1.142% due 09/16/2024		412	410
NovaStar Mortgage Funding Trust
0.623% due 11/25/2036		2,110	941
OneMain Financial Issuance Trust
2.470% due 09/18/2024		700	702
Option One Mortgage Loan Trust
0.673% due 01/25/2037		172	103
Panther CDO BV
0.137% due 03/20/2084	EUR	494	533
Popular ABS Mortgage Pass-Through Trust
0.703% due 06/25/2047 ^		$975	880
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		2,653	1,461
Residential Asset Mortgage Products Trust
2.103% due 11/25/2034		267	255
Residential Asset Securities Corp. Trust
0.603% due 08/25/2036		347	323
0.623% due 11/25/2036		875	770
Soundview Home Loan Trust
0.613% due 11/25/2036		183	156
Specialty Underwriting & Residential Finance Trust
1.428% due 12/25/2035		626	561
Structured Asset Investment Loan Trust
0.873% due 11/25/2035		2,000	1,507
1.428% due 09/25/2034		2,206	1,920
Structured Asset Securities Corp. Trust
0.913% due 09/25/2035		1,200	893

Total Asset-Backed Securities (Cost $42,050)			40,883

SOVEREIGN ISSUES 1.4%
Export-Import Bank of Korea
1.380% due 01/14/2017		2,000	2,003
Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2026	EUR	800	1,146
Korea Land & Housing Corp.
1.875% due 08/02/2017		$900	905

Total Sovereign Issues (Cost $4,034)			4,054

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
GMAC Capital Trust
6.411% due 02/15/2040		7,000	174

Total Preferred Securities (Cost $188)			174

SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (f) 1.4%			3,953

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.2%
0.150% due 07/21/2016 (b)(c)(k)	523	523

Total Short-Term Instruments (Cost $4,476)		4,476

Total Investments in Securities (Cost $203,066)		202,318

	SHARES
INVESTMENTS IN AFFILIATES 33.0%
SHORT-TERM INSTRUMENTS 33.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.0%
PIMCO Short-Term Floating NAV Portfolio III	9,680,247	95,680

Total Short-Term Instruments (Cost $95,631)		95,680

Total Investments in Affiliates (Cost $95,631)		95,680

Total Investments 102.7% (Cost $298,697)		$297,998
Financial Derivative Instruments (h)(j) 12.5% (Cost or Premiums, net $2,042)		36,155
Other Assets and Liabilities, net (15.2)%		(43,952)

Net Assets 100.0%		$290,201

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.200%	06/30/2016	07/01/2016	$2,928	U.S. Treasury Bonds 4.500% due 02/15/2036	$(2,916)	$2,928	$2,928
SSB	0.010	06/30/2016	07/01/2016	1,025	U.S. Treasury Notes 2.375% due 12/31/2020	(1,050)	1,025	1,025

Total Repurchase Agreements						$(3,966)	$3,953	$3,953

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.000%	06/30/2016	07/01/2016	$(2,665)	$(2,665)

Total Reverse Repurchase Agreements					$(2,665)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
NOM	0.550%	07/01/2016	10/03/2016	$(2,666)	$(2,670)

Total Sale-Buyback Transactions					$(2,670)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(9,910) at a weighted average interest rate of 0.642%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	3.500%	07/01/2046	$7,500	$(2,613)	$(2,638)
U.S. Treasury Bonds	4.500	02/15/2036	2,000	(2,873)	(2,893)

Total Short Sales				$(5,486)	$(5,531)

(3)	Payable for short sales includes $12 of accrued interest.

(g)	Securities with an aggregate market value of $5,283 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	551	$(1,940)	$0	$(21)
90-Day Eurodollar September Futures	Short	09/2016	4	(6)	0	0
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	34	17	5	(1)
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	34	(5)	2	(2)
Call Options Strike @ EUR 169.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	34	6	3	0
Euro-Bobl September Futures	Long	09/2016	57	91	2	(2)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	103	(123)	0	(77)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	43	200	12	0
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	34	19	1	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	34	32	3	0
Put Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	34	(45)	0	(6)
U.S. Treasury 2-Year Note September Futures	Long	09/2016	132	201	19	0
U.S. Treasury 5-Year Note September Futures	Long	09/2016	54	76	4	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	762	2,736	0	(59)
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2016	29	(243)	26	0

Total Futures Contracts				$1,016	$77	$(168)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018		$3,300	$12	$12	$1	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		74,000	(1,794)	(1,455)	0	(25)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		18,100	844	573	1	0
Receive	3-Month USD-LIBOR	1.934	09/01/2022		30,100	(1,669)	(1,669)	16	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		2,900	(167)	(101)	2	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		34,300	(1,143)	(393)	37	0
Receive	3-Month USD-LIBOR	2.330	08/19/2025		8,900	(838)	(805)	16	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		4,400	(376)	(314)	9	0
Receive	3-Month USD-LIBOR	2.150	12/03/2025		11,600	(833)	(707)	22	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		1,200	(98)	(102)	3	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		8,700	(228)	(35)	21	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		2,700	9	9	5	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		19,300	(2,928)	(1,877)	212	0
Pay	3-Month USD-LIBOR *	2.810	09/14/2046		2,900	649	649	0	(33)
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		1,900	(135)	(7)	22	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	9,700	391	201	21	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		300	(39)	(29)	0	(2)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	4,900	(513)	(473)	0	(7)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		2,900	(180)	(200)	0	(5)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		1,000	(183)	(166)	0	(7)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	570,000	(198)	(132)	3	0
Pay	28-Day MXN-TIIE	6.075	09/21/2021	MXN	34,700	48	48	5	0
Pay	28-Day MXN-TIIE	5.675	11/09/2021		53,300	13	(70)	9	0
Receive	28-Day MXN-TIIE	6.062	02/09/2026		16,900	(2)	(2)	0	(9)

						$(9,358)	$(7,045)	$405	$(88)

Total Swap Agreements						$(9,358)	$(7,045)	$405	$(88)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $1,793 and cash of $2,925 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	4,360	$	6,393	$589	$0
	07/2016	$	5,963	GBP	4,482	3	0
	08/2016	GBP	4,482	$	5,965	0	(3)
	08/2016	$	2,510	CNH	16,558	0	(30)
	08/2016		184	EUR	161	0	(5)
BPS	07/2016	BRL	14,462	$	4,243	0	(258)
	07/2016	$	4,505	BRL	14,462	0	(3)
	08/2016	CNH	24,483	$	3,700	33	0
	08/2016	SGD	2,678		1,948	0	(39)
	08/2016	$	5,198	BRL	17,766	285	0
	08/2016		1,857	CNH	12,182	0	(32)
	08/2016		467	EUR	423	3	0
	10/2016	BRL	4,900	$	1,165	0	(319)
	10/2016	CNH	1,825		272	0	(1)
BRC	10/2016	$	2,390	CNH	16,159	23	0
CBK	08/2016	AUD	818	$	598	0	(11)
	08/2016	EUR	156		177	4	0
	08/2016	SGD	1,734		1,262	0	(25)
	08/2016	$	157	EUR	140	0	(2)
	10/2016	BRL	20,280	$	4,856	0	(1,286)
DUB	10/2016	$	1,325	CNH	8,947	11	0
	01/2017	BRL	2,180	$	517	0	(126)
GLM	07/2016		25,470		7,108	0	(821)
	07/2016	$	7,935	BRL	25,470	0	(6)
	08/2016	EUR	12,080	$	13,799	376	0
	08/2016	$	155	KRW	179,405	1	0
	10/2016	BRL	9,350	$	2,294	0	(538)
	10/2016	$	15,122	BRL	60,580	3,225	0
	01/2017		531		2,180	112	0
HUS	08/2016	CNH	37,329	$	5,643	51	0
	08/2016	SGD	3,133		2,278	0	(47)
	08/2016	$	4,520	CNH	29,761	0	(62)
	10/2016		6,180		40,510	8	(138)
	01/2021	BRL	1,010	$	156	0	(73)
JPM	07/2016		39,932		12,441	10	0
	07/2016	GBP	235		313	1	0
	07/2016	$	10,968	BRL	39,932	1,462	0
	07/2016		2,151	RUB	138,604	10	0
	08/2016		511	EUR	451	0	(10)
	08/2016		1,741	MXN	31,524	0	(25)
	09/2016	RUB	138,604	$	2,118	0	(9)
	10/2016	BRL	41,830		9,881	0	(2,788)
	10/2016	$	5,154	BRL	22,000	1,509	0
	10/2016		1,320	CNH	8,923	13	0
	01/2017		1,516		10,378	28	0
MSB	07/2016	GBP	122	$	176	14	0
	07/2016	JPY	852,413		7,737	0	(517)
	10/2016	BRL	6,220		1,524	0	(360)
SCX	07/2016	$	8,365	JPY	852,413	0	(111)
	08/2016	CNH	18,199	$	2,750	24	0
	08/2016	JPY	852,413		8,374	112	0
	08/2016	$	1,509	CNH	9,938	0	(20)
	10/2016		14,777		97,992	10	(150)
	02/2017	CNH	112,036	$	16,181	0	(454)
SOG	08/2016		6,612		1,000	10	0
	08/2016	$	519	CNH	3,402	0	(9)
	08/2016	ZAR	3,914	$	254	0	(10)
	10/2016	$	1,512	CNH	10,209	13	0
UAG	07/2016	RUB	138,604	$	2,053	0	(108)
	08/2016	CNH	5,334		807	8	0
	08/2016	EUR	832		924	1	(1)
	08/2016	$	14,902	CNH	97,527	0	(293)
	10/2016	CNH	269,839	$	41,320	1,016	0
	10/2016	$	7,965	CNH	54,341	151	0
	02/2017		599		3,973	0	(9)

Total Forward Foreign Currency Contracts						$9,116	$(8,699)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$100	$4	$10
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		7,467	80	22
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	1,900	74	18
JPM	Call - OTC USD versus JPY	JPY	175.000	08/30/2016		$10,062	1	0
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		2,400	101	274

							$260	$324

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$600	$59	$80
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	600	59	40
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018	1,200	111	161
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	1,200	122	80
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019	2,400	275	372
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019	2,400	275	210
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016	33,200	11	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	15,000	29	22
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016	5,400	44	44
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	6,100	310	178
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	15,200	52	87
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	3,500	176	102
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	18,100	65	103
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	5,900	161	0
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018	1,200	120	161
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018	1,200	120	84
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018	4,400	408	593
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018	4,400	471	307
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018	6,300	625	888
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018	6,300	625	419
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019	4,400	507	718
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019	4,400	507	375

							$5,132	$5,024

Total Purchased Options							$5,392	$5,348

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$4,100	$(225)	$(41)
	Call - OTC USD versus RUB		108.000	02/22/2017		100	(4)	0
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		14,934	(70)	(23)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		1,334	(172)	(26)
	Put - OTC USD versus BRL		5.000	10/19/2017		1,334	(199)	(525)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	1,193	(46)	(12)
	Call - OTC EUR versus MXN		22.650	03/21/2017		1,193	(41)	(31)
	Put - OTC EUR versus USD		$1.090	07/14/2016		3,826	(24)	(8)
	Call - OTC EUR versus USD		1.150	07/14/2016		3,826	(24)	(1)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		$4,007	(508)	(78)
	Put - OTC USD versus BRL		5.000	10/19/2017		4,007	(605)	(1,575)
	Call - OTC USD versus BRL		6.300	01/11/2018		1,072	(57)	(13)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	1,900	(61)	(8)
	Put - OTC EUR versus MXN		18.900	03/21/2017		1,774	(72)	(18)
	Call - OTC EUR versus MXN		22.650	03/21/2017		1,774	(58)	(46)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016		2,100	(137)	(36)
SOG	Call - OTC EUR versus RUB		85.000	12/02/2016		1,900	(135)	(32)
	Call - OTC USD versus RUB		110.000	02/24/2017		$2,400	(104)	(9)

							$(2,542)	$(2,482)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016	$10,800	$(44)	$(44)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	30,700	(319)	(164)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	3,200	(29)	(57)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	19,100	(197)	(102)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	700	(12)	(20)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	2,500	(40)	(71)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	1,300	(22)	(36)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	2,500	(42)	(71)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	5,900	(163)	(563)

							$(868)	$(1,128)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$138	$0	$0

Total Written Options					$(3,410)	$(3,610)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.339%	EUR	300	$(2)	$3	$1	$0
BPS	Volkswagen International Finance NV	1.000	12/20/2016	0.339		350	(5)	6	1	0
BRC	Brazil Government International Bond	1.000	12/20/2016	0.666		$300	(4)	5	1	0
DUB	Brazil Government International Bond	1.000	12/20/2016	0.666		300	(4)	5	1	0
GST	Brazil Government International Bond	1.000	12/20/2016	0.666		800	(10)	11	1	0
	Greece Government International Bond	1.000	12/20/2016	11.983		500	(70)	48	0	(22)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	300	(4)	5	1	0
JPM	Brazil Government International Bond	1.000	12/20/2016	0.666		$400	(4)	5	1	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	200	(2)	3	1	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		100	(2)	3	1	0
MYC	Volkswagen International Finance NV	1.000	12/20/2016	0.339		200	(2)	3	1	0

							$(109)	$97	$10	$(22)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$800	$107	$(9)	$98	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	800	107	(9)	98	0

					$214	$(18)	$196	$0

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	240	$0	$27	$27	$0
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		2,703	(4)	197	193	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		200	1	22	23	0
GLM	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	9,300	(42)	(118)	0	(160)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		7,500	(1)	(202)	0	(203)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	620	1	43	44	0

							$(45)	$(31)	$287	$(363)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BPS	Receive	RALVEIUT Index	317,064	1-Month USD-LIBOR plus a specified spread	11/07/2016	$35,739	$0	$6,309	$6,309	$0
	Receive	RALVEIUT Index	1,735,932	1-Month USD-LIBOR plus a specified spread	11/15/2016	204,994	0	26,783	26,783	0
GST	Receive	RALVEIUT Index	90,607	1-Month USD-LIBOR plus a specified spread	11/15/2016	11,659	0	437	437	0
JPM	Receive	RALVEIUT Index	28,359	1-Month USD-LIBOR plus a specified spread	09/15/2016	3,649	0	137	137	0

							$0	$33,666	$33,666	$0

Total Swap Agreements							$60	$33,714	$34,159	$(385)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $5,401 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$653	$0	$653
Corporate Bonds & Notes
Banking & Finance	0	25,766	0	25,766
Industrials	0	16,799	0	16,799
Utilities	0	6,473	0	6,473
U.S. Government Agencies	0	11,212	0	11,212
U.S. Treasury Obligations	0	66,754	0	66,754
Non-Agency Mortgage-Backed Securities	0	24,336	738	25,074
Asset-Backed Securities	0	40,883	0	40,883
Sovereign Issues	0	4,054	0	4,054
Preferred Securities
Banking & Finance	174	0	0	174
Short-Term Instruments
Repurchase Agreements	0	3,953	0	3,953
U.S. Treasury Bills	0	523	0	523
	$174	$201,406	$738	$202,318

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$95,680	$0	$0	$95,680

Total Investments	$95,854	$201,406	$738	$297,998

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(2,638)	0	(2,638)
U.S. Treasury Obligations	0	(2,893)	0	(2,893)
	$0	$(5,531)	$0	$(5,531)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	77	405	0	482
Over the counter	0	48,623	0	48,623
	$77	$49,028	$0	$49,105

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(168)	(88)	0	(256)
Over the counter	0	(12,694)	0	(12,694)

	$(168)	$(12,782)	$0	$(12,950)

Totals	$95,763	$232,121	$738	$328,622

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS International Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.0%
BANK LOAN OBLIGATIONS 1.1%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$1,347	$1,348
Charter Communications Operating LLC
3.500% due 01/24/2023		1,397	1,399
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		1,500	1,499
Las Vegas Sands LLC
3.250% due 12/19/2020		7,681	7,684

Total Bank Loan Obligations (Cost $11,893)			11,930

CORPORATE BONDS & NOTES 24.8%
BANKING & FINANCE 16.3%
ABN AMRO Bank NV
4.750% due 07/28/2025		500	521
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		5,000	4,931
American Express Co.
4.900% due 03/15/2020 (e)		700	667
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2054	EUR	1,550	1,736
5.000% due 02/09/2056		3,700	4,404
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		$5,200	5,202
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	1,000	1,103
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$4,330	4,395
Bank of America Corp.
1.516% due 04/01/2019		6,000	5,989
2.650% due 04/01/2019		5,100	5,233
5.650% due 05/01/2018		2,200	2,359
6.000% due 09/01/2017		3,100	3,260
6.500% due 10/23/2024 (e)		400	427
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	300	485
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	800	790
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		$600	588
BPCE S.A.
1.286% due 06/17/2017		14,800	14,821
Citigroup, Inc.
5.950% due 05/15/2025 (e)		2,900	2,838
Credit Agricole S.A.
1.201% due 06/12/2017		11,700	11,704
6.500% due 06/23/2021 (e)	EUR	1,400	1,467
7.875% due 01/23/2024 (e)		$200	192
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		600	604
Dexia Credit Local S.A.
1.375% due 09/18/2019	EUR	100	116
2.000% due 01/22/2021		100	121
2.250% due 01/30/2019		$500	510
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		2,005	2,058
Eksportfinans ASA
0.720% due 07/28/2016	JPY	200,000	1,936
5.500% due 06/26/2017		$600	622
EUROFIMA
6.250% due 12/28/2018	AUD	100	82
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		$1,800	1,823
3.000% due 06/12/2017		3,200	3,246
Goldman Sachs Group, Inc.
1.798% due 04/23/2020		3,000	2,993
5.375% due 03/15/2020		4,400	4,902
HBOS PLC
6.750% due 05/21/2018		3,700	3,978
HSBC Holdings PLC
3.400% due 03/08/2021		800	825
4.300% due 03/08/2026		800	850
HSBC USA, Inc.
1.402% due 08/07/2018		1,300	1,294

International Lease Finance Corp.
7.125% due 09/01/2018		1,000	1,100
JPMorgan Chase & Co.
1.188% due 04/25/2018		23,300	23,270
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	600	494
LeasePlan Corp. NV
2.500% due 05/16/2018		$7,500	7,506
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	4,100	5,172
Morgan Stanley
1.918% due 04/25/2018		$700	707
5.500% due 01/26/2020		3,500	3,896
5.950% due 12/28/2017		1,000	1,064
6.625% due 04/01/2018		2,500	2,712
Novo Banco S.A.
5.000% due 04/04/2019	EUR	500	407
5.000% due 05/14/2019		717	581
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		$500	461
8.000% due 08/10/2025 (e)		400	374
SL Green Realty Corp.
4.500% due 12/01/2022		2,600	2,714
Swedbank Hypotek AB
1.375% due 03/28/2018		6,100	6,131
UBS AG
1.340% due 03/26/2018		9,800	9,811
5.125% due 05/15/2024		1,800	1,838
5.875% due 12/20/2017		3,000	3,187
7.625% due 08/17/2022		3,800	4,313
Volkswagen Bank GmbH
0.152% due 11/27/2017	EUR	900	990
Vonovia Finance BV
3.200% due 10/02/2017		$100	102

			175,902

INDUSTRIALS 6.0%
AbbVie, Inc.
1.800% due 05/14/2018		1,000	1,008
2.500% due 05/14/2020		400	410
3.200% due 11/06/2022		100	104
3.600% due 05/14/2025		400	420
4.500% due 05/14/2035		200	209
4.700% due 05/14/2045		200	212
Actavis Funding SCS
1.911% due 03/12/2020		2,300	2,308
4.550% due 03/15/2035		1,200	1,233
Amgen, Inc.
1.254% due 05/22/2019		4,000	4,003
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		1,100	1,141
California Resources Corp.
8.000% due 12/15/2022		4,080	2,902
Charter Communications Operating LLC
4.464% due 07/23/2022		600	647
4.908% due 07/23/2025		1,100	1,201
6.384% due 10/23/2035		200	238
6.484% due 10/23/2045		500	599
6.834% due 10/23/2055		100	119
CNPC General Capital Ltd.
1.526% due 05/14/2017		3,500	3,500
2.750% due 05/14/2019		1,200	1,224
CVS Health Corp.
3.500% due 07/20/2022		100	108
HCA, Inc.
4.750% due 05/01/2023		4,900	5,035
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	9,400	10,001
Nissan Motor Acceptance Corp.
1.231% due 03/03/2017		$1,200	1,201
1.950% due 09/12/2017		5,900	5,948
Prime Security One MS, Inc.
4.875% due 07/15/2032		2,400	1,857
QUALCOMM, Inc.
4.800% due 05/20/2045		600	627
Roche Holdings, Inc.
0.971% due 09/30/2019		3,500	3,503
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		2,478	2,841
WestRock RKT Co.
4.900% due 03/01/2022		4,100	4,557
Wynn Macau Ltd.
5.250% due 10/15/2021		4,100	4,009

Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		3,100	3,203

			64,368

UTILITIES 2.5%
AT&T, Inc.
1.561% due 06/30/2020		1,100	1,096
2.450% due 06/30/2020		300	307
4.500% due 05/15/2035		200	205
Korea Hydro & Nuclear Power Co. Ltd.
1.434% due 05/22/2017		1,800	1,799
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		2,826	819
Orange S.A.
8.000% due 12/20/2017	GBP	100	146
Petrobras Global Finance BV
3.536% due 03/17/2020		$400	354
4.375% due 05/20/2023		100	82
5.375% due 01/27/2021		200	185
6.250% due 12/14/2026	GBP	300	321
6.850% due 06/05/2115		$1,200	918
8.375% due 05/23/2021		3,800	3,931
Spire, Inc.
1.376% due 08/15/2017		1,200	1,196
Sprint Communications, Inc.
8.375% due 08/15/2017		4,845	4,990
Verizon Communications, Inc.
2.406% due 09/14/2018		10,300	10,561

			26,910

Total Corporate Bonds & Notes (Cost $275,629)			267,180

MUNICIPAL BONDS & NOTES 0.6%
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		600	634
7.750% due 01/01/2042		1,000	1,016

			1,650

RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds, Series 2014
1.157% due 10/02/2028		1,441	1,401

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		3,770	3,594

Total Municipal Bonds & Notes (Cost $6,224)			6,645

U.S. GOVERNMENT AGENCIES 8.3%
Fannie Mae
0.513% due 07/25/2037		1,138	1,116
3.500% due 04/01/2029		141	149
5.480% due 07/01/2018		100	103
Fannie Mae, TBA
3.000% due 08/01/2046		100	103
3.500% due 07/01/2031 - 08/01/2031		52,000	55,080
Freddie Mac
0.842% due 11/15/2043		25,035	25,015
Ginnie Mae
3.500% due 02/15/2045 - 06/15/2045		3,186	3,386
Ginnie Mae, TBA
4.000% due 07/01/2046		4,000	4,299

Total U.S. Government Agencies (Cost $88,990)			89,251

U.S. TREASURY OBLIGATIONS 37.1%
U.S. Treasury Bonds
2.500% due 02/15/2045		8,340	8,693
2.500% due 02/15/2046 (h)		17,500	18,240
2.875% due 08/15/2045		500	561
3.000% due 11/15/2044		2,250	2,590
3.000% due 05/15/2045		3,550	4,085
3.125% due 08/15/2044		15,400	18,143
3.750% due 11/15/2043 (h)		7,300	9,641
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (j)		68,970	70,602
0.125% due 01/15/2023 (j)		16,479	16,717
0.125% due 07/15/2024 (j)		1,410	1,427
0.250% due 01/15/2025 (j)		17,863	18,156
0.750% due 02/15/2045		6,806	6,857
2.500% due 01/15/2029		4,680	5,939

U.S. Treasury Notes
1.375% due 09/30/2020 (h)		49,100	50,009
1.375% due 10/31/2020 (j)(l)		2,000	2,037
1.625% due 05/15/2026		1,000	1,013
1.875% due 11/30/2021 (l)		2,700	2,813
1.875% due 10/31/2022 (l)		20,400	21,206
2.000% due 11/30/2020 (j)(l)		8,100	8,467
2.000% due 07/31/2022 (l)		29,300	30,691
2.000% due 08/15/2025 (l)		3,200	3,347
2.125% due 08/31/2020 (j)(l)		15,000	15,739
2.125% due 05/15/2025 (h)		38,700	40,903
2.250% due 11/15/2024 (l)		15,700	16,757
2.250% due 11/15/2025 (h)		23,300	24,873
2.500% due 05/15/2024 (l)		500	543

Total U.S. Treasury Obligations (Cost $381,772)			400,049

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		2,579	2,588
BCAP LLC Trust
0.663% due 05/25/2047		348	260
5.250% due 04/26/2037		2,430	2,232
Bear Stearns Adjustable Rate Mortgage Trust
3.040% due 02/25/2034		334	325
Bear Stearns ALT-A Trust
2.943% due 01/25/2036		450	373
Berica ABS SRL
0.019% due 12/31/2055	EUR	6,748	7,456
Citigroup Commercial Mortgage Trust
2.316% due 09/10/2045 (a)		$20,745	1,507
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035		100	99
Claris Finance SRL
0.208% due 10/31/2060	EUR	9,431	10,422
Countrywide Alternative Loan Trust
0.853% due 08/25/2035		$1,911	1,117
2.487% due 10/20/2035		2,178	1,502
Countrywide Home Loan Mortgage Pass-Through Trust
2.710% due 02/20/2036		2,222	1,595
Downey Savings & Loan Association Mortgage Loan Trust
2.667% due 07/19/2044		42	41
Extended Stay America Trust
2.958% due 12/05/2031		237	238
GP Portfolio Trust
1.392% due 02/15/2027		75	74
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039		8,092	8,167
HarborView Mortgage Loan Trust
0.598% due 01/25/2047		554	421
3.121% due 07/19/2035 ^		741	622
HomeBanc Mortgage Trust
0.723% due 10/25/2035		430	397
IndyMac Mortgage Loan Trust
0.693% due 04/25/2035		1,873	1,623
Leo-Mesdag BV
0.122% due 08/29/2019	EUR	2,819	3,107
Maxis Loans Securitisation
3.600% due 09/12/2041	AUD	28	21
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.882% due 12/15/2030		$113	109
Merrill Lynch Alternative Note Asset Trust
0.563% due 03/25/2037		18,785	8,215
0.653% due 03/25/2037		18,502	9,306
Merrill Lynch Mortgage Investors Trust
2.458% due 04/25/2035		1,102	1,070
Merrill Lynch Mortgage-Backed Securities Trust
3.126% due 04/25/2037 ^		446	383
Prime Mortgage Trust
0.853% due 02/25/2034		50	47
RBSSP Resecuritization Trust
0.686% due 06/27/2036		1,300	1,066
Residential Asset Securitization Trust
5.500% due 08/25/2034		689	702
RMAC PLC
0.005% due 06/12/2037	EUR	1,757	1,740
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049		$857	860
6.297% due 12/16/2049		493	505
Structured Asset Mortgage Investments Trust
0.663% due 04/25/2036		128	92
Thornburg Mortgage Securities Trust
2.489% due 06/25/2047 ^		3,955	3,544
WaMu Mortgage Pass-Through Certificates Trust
0.763% due 01/25/2045		166	158

Washington Mutual Mortgage Pass-Through Certificates Trust
2.525% due 02/25/2033		2	2
Wells Fargo Commercial Mortgage Trust
1.472% due 02/15/2027		14,900	14,884
Wells Fargo Mortgage-Backed Securities Trust
3.194% due 04/25/2036		413	381

Total Non-Agency Mortgage-Backed Securities (Cost $97,054)			87,251

ASSET-BACKED SECURITIES 15.2%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.368% due 01/25/2035		2,616	2,175
Argent Securities Trust
0.643% due 03/25/2036		3,416	2,225
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.833% due 02/25/2036		1,928	1,331
Bayview Opportunity Master Fund Trust
4.350% due 01/28/2031		2,110	2,122
Bear Stearns Asset-Backed Securities Trust
0.563% due 02/25/2037		1,383	1,312
1.403% due 10/25/2037		3,840	3,140
Cadogan Square CLO BV
0.177% due 01/17/2023	EUR	48	53
Carlyle Global Market Strategies CLO Ltd.
1.864% due 04/20/2022		$7,400	7,393
CIFC Funding Ltd.
2.030% due 12/05/2024		9,000	8,980
Citigroup Mortgage Loan Trust, Inc.
0.613% due 12/25/2036		2,492	1,615
0.713% due 03/25/2037		845	650
0.846% due 11/25/2046		2,048	1,755
COA Summit CLO Ltd.
1.984% due 04/20/2023		158	158
Countrywide Asset-Backed Certificates
0.593% due 05/25/2035		1,043	844
0.593% due 06/25/2035		3,106	2,251
0.593% due 05/25/2037		6,855	5,369
0.593% due 08/25/2037		1,067	793
0.593% due 06/25/2047 ^		447	322
0.633% due 11/25/2047 ^		6,438	4,763
0.653% due 06/25/2047		1,458	995
0.683% due 05/25/2037		6,000	3,744
0.893% due 04/25/2036		7,000	5,880
0.943% due 02/25/2036		6,000	4,995
2.253% due 12/25/2033		1,177	1,116
Countrywide Asset-Backed Certificates Trust
0.713% due 09/25/2046		3,200	2,141
Eurocredit CDO PLC
0.072% due 04/17/2023	EUR	56	62
First Franklin Mortgage Loan Trust
0.933% due 12/25/2035		$470	453
Fortress Credit Investments Ltd.
1.883% due 07/17/2023		2,462	2,450
Gallatin CLO Ltd.
1.898% due 07/15/2023		2,483	2,481
Golden Knight CDO Ltd.
0.868% due 04/15/2019		80	80
GSAMP Trust
2.103% due 10/25/2034		363	339
Hewett’s Island CLO Ltd.
1.028% due 11/12/2019		194	194
HSI Asset Securitization Corp. Trust
0.783% due 02/25/2036		2,600	1,980
JPMorgan Mortgage Acquisition Trust
0.713% due 05/25/2037		3,200	2,585
LCM LP
1.581% due 04/15/2022		8,536	8,520
1.893% due 10/19/2022		14,500	14,433
Long Beach Mortgage Loan Trust
0.613% due 08/25/2036		2,582	1,262
MASTR Asset-Backed Securities Trust
0.693% due 08/25/2036		2,622	1,328
0.913% due 06/25/2035		506	474
Morgan Stanley ABS Capital, Inc. Trust
0.533% due 09/25/2036		96	49
0.583% due 10/25/2036		388	302
0.683% due 09/25/2036		6,368	3,385
2.253% due 03/25/2034		2,094	1,958
Motor PLC
0.933% due 08/25/2021		1,763	1,763
NovaStar Mortgage Funding Trust
0.623% due 11/25/2036		4,823	2,151
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		3,933	3,934
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,322

Panther CDO BV
0.137% due 03/20/2084	EUR	1,073	1,159
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.443% due 09/25/2034		$977	931
Popular ABS Mortgage Pass-Through Trust
0.703% due 06/25/2047 ^		2,241	2,025
Race Point CLO Ltd.
1.637% due 12/15/2022		390	389
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		6,349	3,497
Residential Asset Mortgage Products Trust
0.666% due 12/25/2035		2,978	2,273
1.353% due 08/25/2034		1,739	1,675
2.103% due 11/25/2034		321	306
Residential Asset Securities Corp. Trust
0.603% due 08/25/2036		780	727
0.693% due 11/25/2036		8,400	5,361
Securitized Asset-Backed Receivables LLC Trust
0.543% due 07/25/2036		4,719	2,221
0.703% due 05/25/2036		1,607	930
0.723% due 03/25/2036		578	463
SLM Private Education Loan Trust
1.492% due 06/15/2023		48	48
Soundview Home Loan Trust
0.613% due 11/25/2036		438	375
Specialty Underwriting & Residential Finance Trust
1.428% due 12/25/2035		1,432	1,282
Stone Tower CLO Ltd.
0.853% due 04/17/2021		863	862
Structured Asset Investment Loan Trust
0.583% due 07/25/2036		3,406	2,351
Structured Asset Securities Corp. Mortgage Loan Trust
0.683% due 05/25/2047		3,600	2,821
Structured Asset Securities Corp. Trust
0.913% due 09/25/2035		3,000	2,234
Symphony CLO Ltd.
1.586% due 07/23/2023		8,800	8,774
Voya CLO Ltd.
0.883% due 12/13/2020		639	640

Total Asset-Backed Securities (Cost $166,962)			163,971

SOVEREIGN ISSUES 6.3%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	164,190	49,397
0.000% due 01/01/2017 (c)		7,060	2,058
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$8,000	8,847
Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2026	EUR	5,200	7,447
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	500	413
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	100	101

Total Sovereign Issues (Cost $60,134)			68,263

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
GMAC Capital Trust
6.411% due 02/15/2040		7,000	174

Total Preferred Securities (Cost $188)			174

SHORT-TERM INSTRUMENTS 9.5%
REPURCHASE AGREEMENTS (g) 9.5%			101,883

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
0.264% due 07/21/2016 - 11/03/2016 (b)(c)(l)		$393	393

Total Short-Term Instruments (Cost $102,276)		102,276

Total Investments in Securities (Cost $1,191,122)		1,196,990

	SHARES
INVESTMENTS IN AFFILIATES 3.9%
SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short-Term Floating NAV Portfolio III	4,245,236	41,960

Total Short-Term Instruments (Cost $41,955)		41,960

Total Investments in Affiliates (Cost $41,955)		41,960

Total Investments 114.9% (Cost $1,233,077)		$1,238,950
Financial Derivative Instruments (i)(k) 2.7% (Cost or Premiums, net $14,954)		29,214
Other Assets and Liabilities, net (17.6)%		(190,334)

Net Assets 100.0%		$1,077,830

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,931	0.46%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.200%	06/30/2016	07/01/2016	$10,685	U.S. Treasury Bonds 4.500% due 02/15/2036	$(10,641)	$10,685	$10,685
JPS	0.600	06/30/2016	07/07/2016	91,198	U.S. Treasury Notes 2.375% due 08/15/2024	(91,381)	91,198	91,199

Total Repurchase Agreements						$(102,022)	$101,883	$101,884

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.700%	06/30/2016	07/01/2016	$(9,727)	$(9,728)
GRE	0.570	05/18/2016	07/18/2016	(4,658)	(4,661)
	0.580	05/19/2016	07/19/2016	(2,239)	(2,240)
JPS	0.370	05/19/2016	08/19/2016	(2,535)	(2,536)
	0.530	05/25/2016	07/25/2016	(1,070)	(1,070)
SCX	0.610	05/23/2016	07/25/2016	(2,509)	(2,511)
	0.620	05/24/2016	08/24/2016	(205)	(205)
	0.630	05/26/2016	08/26/2016	(205)	(205)
	0.630	05/27/2016	08/29/2016	(1,026)	(1,027)

Total Reverse Repurchase Agreements					$(24,183)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.450%	05/09/2016	07/11/2016	$(6,857)	$(6,862)
	0.460	05/11/2016	07/11/2016	(6,685)	(6,690)
	0.630	05/25/2016	07/06/2016	(7,775)	(7,781)
NOM	0.550	07/01/2016	10/03/2016	(9,733)	(9,747)

Total Sale-Buyback Transactions					$(31,080)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(106,716) at a weighted average interest rate of 0.559%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	3.500%	07/01/2046	$84,900	$(29,590)	$(29,858)
Fannie Mae, TBA	4.000	07/01/2046	3,800	(4,053)	(4,074)
Fannie Mae, TBA	4.500	07/01/2046	1,400	(1,523)	(1,528)
U.S. Treasury Bonds	4.500	02/15/2036	7,300	(10,484)	(10,561)
U.S. Treasury Notes	2.375	08/15/2024	84,150	(86,589)	(91,381)

Total Short Sales				$(132,239)	$(137,402)

(3)	Payable for short sales includes $796 of accrued interest.

(h)	Securities with an aggregate market value of $56,616 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$119.000	08/26/2016	550	$4	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	120.000	08/26/2016	1,497	13	1

				$17	$2

Total Purchased Options				$17	$2

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,103	$(3,884)	$0	$(41)
90-Day Eurodollar June Futures	Short	06/2017	1,130	(5,267)	0	(56)
90-Day Eurodollar September Futures	Short	09/2016	8	(13)	0	0
Australia Government 10-Year Bond September Futures	Long	09/2016	24	29	4	(4)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	144	72	21	(3)
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	144	(21)	8	(11)
Call Options Strike @ EUR 169.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	144	24	11	0
Euro-Bobl September Futures	Long	09/2016	380	601	12	(13)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	402	(395)	0	(311)
Mini MSCI EAFE Index September Futures	Long	09/2016	76	(48)	90	0
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	144	80	3	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	144	137	13	0
Put Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	144	(190)	0	(24)
U.S. Treasury 2-Year Note September Futures	Long	09/2016	282	430	40	0
U.S. Treasury 5-Year Note September Futures	Long	09/2016	536	981	42	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	2,711	9,169	0	(212)
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2016	232	(2,667)	210	0
United Kingdom Long Gilt September Futures	Long	09/2016	199	1,561	127	0

Total Futures Contracts				$599	$581	$(675)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018		$468,700	$1,693	$1,629	$93	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		490,800	(11,903)	(9,716)	0	(168)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		70,300	(2,782)	(2,458)	0	(20)
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		38,300	(779)	19	11	0
Receive	3-Month USD-LIBOR	1.934	09/01/2022		72,400	(4,015)	(4,015)	40	0
Receive	3-Month USD-LIBOR	2.000	06/15/2023		10,300	(594)	(216)	7	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		93,300	(3,116)	(1,079)	101	0
Receive	3-Month USD-LIBOR	2.330	08/19/2025		21,000	(1,976)	(1,900)	38	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		69,900	(5,978)	(4,990)	136	0
Receive	3-Month USD-LIBOR	2.150	12/03/2025		9,800	(704)	(597)	19	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		4,800	(391)	(408)	11	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		34,000	(892)	(137)	82	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		9,900	34	34	20	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		67,650	(10,264)	(7,061)	742	0
Pay	3-Month USD-LIBOR *	2.810	09/14/2046		7,000	1,566	1,566	0	(80)
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		9,100	(648)	(36)	105	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	51,300	2,065	1,364	134	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		2,000	(257)	(196)	0	(13)
Receive	6-Month GBP-LIBOR	1.750	12/17/2016	GBP	241,800	(1,687)	(1,904)	0	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		38,700	(4,048)	(3,676)	0	(54)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		12,100	(749)	(833)	0	(22)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		3,800	(694)	(601)	0	(27)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	2,710,000	(943)	(636)	12	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	142,500	(47)	86	6	0
Pay	28-Day MXN-TIIE	6.075	09/21/2021		900	1	1	0	0
Pay	28-Day MXN-TIIE	5.680	11/09/2021		93,700	24	24	15	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		10,100	(4)	(1)	2	0
Pay	28-Day MXN-TIIE *	7.635	06/09/2025		15,900	35	35	7	0

						$(47,053)	$(35,702)	$1,581	$(384)

Total Swap Agreements						$(47,053)	$(35,702)	$1,581	$(384)

*	This security has a forward starting effective date.

(j)	Securities with an aggregate market value of $19,723 and cash of $1,214 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	9,965		$14,612	$1,346	$0
	07/2016		$11,967	GBP	8,994	7	0
	08/2016	CNH	7,573		$1,134	0	0
	08/2016	GBP	8,994		11,970	0	(6)
	08/2016	MXN	21,938		1,146	0	(48)
	08/2016		$23,519	CNH	157,597	198	(109)
	08/2016		1,532	EUR	1,340	0	(43)
	08/2016		1,860	SGD	2,519	9	0
BPS	07/2016	BRL	44,414		$13,032	0	(794)
	07/2016	JPY	3,823,170		34,699	0	(2,324)
	07/2016		$13,837	BRL	44,414	0	(11)
	08/2016	CNH	58,891		$8,900	79	0
	08/2016	SGD	30,718		22,345	0	(448)
	08/2016		$12,931	BRL	44,414	775	0
	08/2016		4,468	CNH	29,310	0	(78)
	08/2016		1,716	EUR	1,555	12	0
BRC	10/2016		7,056	CNH	47,705	69	0
CBK	07/2016	GBP	784		$1,113	70	0
	07/2016		$1,173	GBP	788	0	(123)
	07/2016		332	ILS	1,271	0	(3)
	08/2016	AUD	2,347		$1,716	0	(32)
	08/2016	EUR	1,092		1,241	27	0
	08/2016	MXN	23,850		1,293	0	(5)
	08/2016	RUB	46,677		717	0	(4)
	08/2016		$2,825	CNH	18,598	0	(39)
	08/2016		5,801	EUR	5,134	0	(95)
	08/2016		108	MXN	2,024	2	0
	08/2016		2,135	SGD	2,888	8	0
	10/2016	BRL	56,960		$13,649	0	(3,602)
DUB	10/2016		$3,910	CNH	26,402	33	0
	01/2017	BRL	7,060		$1,674	0	(408)
GLM	07/2016		69,622		19,429	0	(2,245)
	07/2016		$21,691	BRL	69,622	0	(17)
	07/2016		2,675	JPY	279,000	27	0
	08/2016	EUR	61,520		$70,280	1,914	0
	08/2016		$3,323	EUR	2,943	0	(53)
	10/2016	BRL	28,950		$7,102	0	(1,666)
HUS	08/2016	CNH	89,296		13,499	123	0
	08/2016	HKD	892		115	0	0
	08/2016	SGD	6,187		4,499	0	(92)
	08/2016		$18,137	CNH	119,254	0	(274)
	10/2016		34,564		226,335	24	(782)
	01/2021	BRL	2,330		$359	0	(168)
JPM	07/2016		114,037		35,528	28	0
	07/2016	CAD	2,471		1,889	0	(24)
	07/2016	GBP	1,241		1,647	1	(7)
	07/2016		$31,324	BRL	114,037	4,176	0
	07/2016		2,468	CAD	3,201	9	0
	07/2016		1,041	GBP	712	0	(93)
	07/2016		4,688	JPY	493,800	94	0
	07/2016		1,376	RUB	88,640	7	0
	07/2016		661	TRY	1,957	15	0
	08/2016	CHF	277		$287	2	0
	08/2016	MXN	19,440		1,042	0	(17)
	08/2016	RUB	61,055		911	0	(32)
	08/2016		$3,549	EUR	3,153	0	(45)
	08/2016		7,763	MXN	142,627	51	(51)
	08/2016		1,913	SGD	2,566	0	(9)
	09/2016	RUB	88,640		$1,354	0	(6)
	10/2016	BRL	58,950		14,086	0	(3,767)
	10/2016		$3,896	CNH	26,337	38	0
	01/2017		2,008		13,744	37	0
	02/2017	CNH	108,248		$15,550	0	(523)
MSB	07/2016		$2,397	JPY	246,900	0	(7)
	10/2016	BRL	19,330		$4,735	0	(1,119)
RBC	08/2016		$2,705	CNH	17,854	0	(31)
SCX	07/2016		27,512	JPY	2,803,470	0	(364)
	08/2016	CNH	44,010		$6,650	57	0
	08/2016	JPY	2,803,470		27,541	369	0
	08/2016	RUB	54,331		833	0	(6)
	08/2016		$3,487	CNH	22,965	0	(47)
	10/2016		19,515		129,655	29	(178)
	02/2017	CNH	106,582		$15,393	0	(432)
SOG	08/2016		15,869		2,400	23	0
	08/2016		$1,245	CNH	8,160	0	(23)
	08/2016		1,899	SGD	2,568	7	0
	08/2016	ZAR	2,734		$178	0	(7)
	10/2016		$4,463	CNH	30,134	38	0
UAG	07/2016	RUB	88,640		$1,313	0	(69)
	07/2016		$1,343	GBP	967	0	(55)
	08/2016	CNH	12,896		$1,951	19	0
	08/2016	EUR	4,912		5,455	4	(7)
	08/2016		$1,297	EUR	1,171	4	0
	08/2016		78	HUF	21,087	0	(3)
	10/2016	CNH	643,137		$98,482	2,422	0
	02/2017		$2,121	CNH	14,067	0	(32)

Total Forward Foreign Currency Contracts						$12,153	$(20,423)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$400	$16	$38
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		36,895	393	108
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	11,300	442	109
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$8,300	349	948

							$1,200	$1,203

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$3,100	$303	$415
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	3,100	303	206
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018	6,000	554	803
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	6,000	612	399
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019	12,200	1,398	1,890
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019	12,200	1,398	1,068
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016	98,900	35	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	74,700	143	109
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016	19,500	160	160
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	14,400	732	421
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	85,000	289	486
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	28,700	1,485	840
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	96,900	348	554
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	14,100	386	0
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018	6,200	621	831
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018	6,200	621	435
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018	21,700	2,010	2,925
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018	21,700	2,326	1,514
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018	30,700	3,045	4,327
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018	30,700	3,045	2,042
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	19,050	916	562
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019	21,200	2,442	3,458
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019	21,200	2,442	1,805

							$25,614	$25,250

Total Purchased Options							$26,814	$26,453

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$12,100	$(663)	$(121)
	Call - OTC USD versus RUB		108.000	02/22/2017		400	(16)	(2)
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		73,790	(349)	(113)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		3,138	(404)	(61)
	Put - OTC USD versus BRL		5.000	10/19/2017		3,138	(468)	(1,234)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	6,458	(251)	(64)
	Call - OTC EUR versus MXN		22.650	03/21/2017		6,458	(224)	(168)
	Put - OTC EUR versus USD		$1.090	07/14/2016		17,260	(109)	(37)
	Call - OTC EUR versus USD		1.150	07/14/2016		17,260	(109)	(5)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		$9,380	(1,189)	(182)
	Put - OTC USD versus BRL		5.000	10/19/2017		9,380	(1,415)	(3,688)
	Call - OTC USD versus BRL		6.300	01/11/2018		3,057	(163)	(36)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	11,300	(361)	(50)
	Put - OTC EUR versus MXN		18.900	03/21/2017		9,788	(397)	(97)
	Call - OTC EUR versus MXN		22.650	03/21/2017		9,788	(320)	(254)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016		6,000	(392)	(103)
SOG	Call - OTC EUR versus RUB		85.000	12/02/2016		5,700	(405)	(97)
	Call - OTC USD versus RUB		110.000	02/24/2017		$8,300	(358)	(30)

							$(7,593)	$(6,342)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016	$39,000	$(160)	$(160)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	72,300	(752)	(386)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	15,900	(143)	(285)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	143,900	(1,532)	(769)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	4,000	(67)	(111)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	13,900	(222)	(394)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	6,900	(118)	(192)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	13,500	(230)	(383)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	14,100	(389)	(1,345)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	95,200	(1,008)	(540)

							$(4,621)	$(4,565)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$472	$0	$0

Total Written Options					$(12,214)	$(10,907)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.339%	EUR	700	$(4)	$7	$3	$0
BPS	Volkswagen International Finance NV	1.000	12/20/2016	0.339		900	(12)	15	3	0
BRC	Brazil Government International Bond	1.000	12/20/2016	0.666		$300	(4)	5	1	0
CBK	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	400	(4)	6	2	0
DUB	Brazil Government International Bond	1.000	12/20/2016	0.666		$300	(4)	5	1	0
GST	Brazil Government International Bond	1.000	12/20/2016	0.666		1,600	(21)	24	3	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	650	(8)	10	2	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		50	(1)	1	0	0
JPM	Brazil Government International Bond	1.000	12/20/2016	0.666		$400	(5)	6	1	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	250	(2)	3	1	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		200	(5)	6	1	0
MYC	Volkswagen International Finance NV	1.000	12/20/2016	0.339		300	(3)	4	1	0

							$(73)	$92	$19	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$1,900	$254	$(21)	$233	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	1,900	254	(21)	233	0

					$508	$(42)	$466	$0

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	420	$0	$47	$47	$0
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		4,507	(6)	328	322	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		400	2	43	45	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		7,520	0	496	496	0
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	23,800	(89)	(319)	0	(408)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		43,000	(3)	(534)	0	(537)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		41,100	(4)	(1,109)	0	(1,113)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,040	2	72	74	0

							$(98)	$(976)	$984	$(2,058)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	RALVEIIT Index	204,090	1-Month USD-LIBOR plus a specified spread	03/23/2017	$21,672	$0	$876	$876	$0
FBF	Receive	RALVEIIT Index	192,617	1-Month USD-LIBOR plus a specified spread	01/12/2017	20,454	0	826	826	0
	Receive	RALVEIIT Index	3,075,239	1-Month USD-LIBOR plus a specified spread	05/11/2017	327,978	0	11,801	11,801	0
	Receive	RALVEIIT Index	3,461,936	1-Month USD-LIBOR plus a specified spread	06/07/2017	374,526	0	7,919	7,919	0

								$21,422	$21,422	$0

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF		RALVEIIT Index	2,744,465		07/31/2017	303,318	$0	$0	$0	$0

Total Swap Agreements							$337	$20,496	$22,891	$(2,058)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $13,176 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$11,930	$0	$11,930
Corporate Bonds & Notes
Banking & Finance	0	170,971	4,931	175,902
Industrials	0	64,368	0	64,368
Utilities	0	26,910	0	26,910
Municipal Bonds & Notes
Illinois	0	1,650	0	1,650
Rhode Island	0	1,401	0	1,401
West Virginia	0	3,594	0	3,594
U.S. Government Agencies	0	89,251	0	89,251
U.S. Treasury Obligations	0	400,049	0	400,049
Non-Agency Mortgage-Backed Securities	0	87,251	0	87,251
Asset-Backed Securities	0	163,971	0	163,971
Sovereign Issues	0	68,263	0	68,263
Preferred Securities
Banking & Finance	174	0	0	174
Short-Term Instruments
Repurchase Agreements	0	101,883	0	101,883
U.S. Treasury Bills	0	393	0	393
	$174	$1,191,885	$4,931	$1,196,990

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$41,960	$0	$0	$41,960

Total Investments	$42,134	$1,191,885	$4,931	$1,238,950

Short Sales, at Value - Liabilities
Asset-Backed Securities	0	0	0	0
U.S. Government Agencies	0	(35,460)	0	(35,460)
U.S. Treasury Obligations	0	(101,942)	0	(101,942)
	$0	$(137,402)	$0	$(137,402)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	581	1,583	0	2,164
Over the counter	0	61,497	0	61,497
	$581	$63,080	$0	$63,661

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(675)	(384)	0	(1,059)
Over the counter	0	(33,388)	0	(33,388)

	$(675)	$(33,772)	$0	$(34,447)

Totals	$42,040	$1,083,791	$4,931	$1,130,762

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Worldwide Fundamental Advantage PLUS Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.0%
BANK LOAN OBLIGATIONS 2.6%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$1,147	$1,148
BMC Software Finance, Inc.
5.000% due 09/10/2020		5,114	4,551
Charter Communications Operating LLC
3.000% due 07/01/2020		5,423	5,399
Dell, Inc.
3.750% due 10/29/2018		2,906	2,908
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		2,373	2,372
OGX (13.000% PIK)
13.000% due 04/10/2049 (b)		62	51

Total Bank Loan Obligations (Cost $16,950)			16,429

CORPORATE BONDS & NOTES 12.1%
BANKING & FINANCE 6.0%
ABN AMRO Bank NV
4.750% due 07/28/2025		400	417
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		5,000	4,931
Aviation Loan Trust
2.763% due 12/15/2022		3,496	3,183
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	100	110
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$1,600	1,624
Bank of America Corp.
5.650% due 05/01/2018		300	322
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	1,000	1,040
8.250% due 12/15/2018 (e)		$400	393
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		400	392
British Land Co. PLC
6.750% due 03/31/2020	GBP	400	623
Cantor Fitzgerald LP
7.875% due 10/15/2019		$1,700	1,911
Citigroup, Inc.
5.950% due 05/15/2025 (e)		1,400	1,370
Cooperatieve Rabobank UA
8.375% due 07/26/2016 (e)		900	905
8.400% due 06/29/2017 (e)		900	944
Credit Suisse AG
6.500% due 08/08/2023		1,400	1,470
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	589
Ford Motor Credit Co. LLC
1.181% due 09/08/2017		2,400	2,393
HBOS PLC
6.750% due 05/21/2018		1,600	1,720
HSBC Holdings PLC
3.400% due 03/08/2021		1,100	1,134
4.300% due 03/08/2026		1,200	1,275
International Lease Finance Corp.
6.750% due 09/01/2016		1,250	1,257
KBC Bank NV
8.000% due 01/25/2023		600	637
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		1,400	1,913
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		200	196
7.625% due 06/27/2023 (e)	GBP	1,600	2,018
Nykredit Realkredit A/S
4.000% due 06/03/2036	EUR	600	651
RCI Banque S.A.
3.500% due 04/03/2018		$1,200	1,240
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		300	277
8.000% due 08/10/2025 (e)		400	374
UBS AG
5.125% due 05/15/2024		1,600	1,634
7.250% due 02/22/2022		200	206

UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		500	509
4.125% due 09/24/2025		500	520

			38,178

INDUSTRIALS 4.8%
AbbVie, Inc.
3.200% due 11/06/2022		100	104
3.600% due 05/14/2025		300	315
4.500% due 05/14/2035		200	209
4.700% due 05/14/2045		200	213
Actavis Funding SCS
1.911% due 03/12/2020		1,500	1,505
3.450% due 03/15/2022		1,500	1,560
ADT Corp.
4.125% due 06/15/2023		1,200	1,129
6.250% due 10/15/2021		2,300	2,469
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		700	726
Charter Communications Operating LLC
4.464% due 07/23/2022		100	108
4.908% due 07/23/2025		1,500	1,638
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		100	101
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		326	342
CST Brands, Inc.
5.000% due 05/01/2023		1,500	1,530
CVS Health Corp.
3.500% due 07/20/2022		100	108
3.875% due 07/20/2025		532	587
Dynegy, Inc.
7.375% due 11/01/2022		1,950	1,891
HCA, Inc.
4.750% due 05/01/2023		1,000	1,028
6.500% due 02/15/2020		2,600	2,889
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,400	4,681
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		$400	456
QUALCOMM, Inc.
4.800% due 05/20/2045		400	418
Tenet Healthcare Corp.
6.000% due 10/01/2020		1,200	1,272
Times Square Hotel Trust
8.528% due 08/01/2026		2,954	3,544
VeriSign, Inc.
4.625% due 05/01/2023		1,200	1,221

			30,044

UTILITIES 1.3%
AT&T, Inc.
2.450% due 06/30/2020		200	204
3.000% due 06/30/2022		1,000	1,026
4.500% due 05/15/2035		100	102
BP Capital Markets PLC
4.500% due 10/01/2020		200	222
Petrobras Global Finance BV
3.536% due 03/17/2020		6,600	5,841
5.750% due 01/20/2020		800	774

			8,169

Total Corporate Bonds & Notes (Cost $78,540)			76,391

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.1%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		100	142
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039		100	135
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040		200	270
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049		100	147

			694

IOWA 0.3%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,865	1,902

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	129

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	200	324

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	100	123

Total Municipal Bonds & Notes (Cost $2,890)		3,172

U.S. GOVERNMENT AGENCIES 1.5%
Fannie Mae
3.000% due 06/25/2042 (a)	7,255	708
4.500% due 10/01/2020 - 09/01/2024	100	108
5.000% due 04/01/2033	71	79
5.797% due 03/25/2024 (a)	1,373	126
5.847% due 03/25/2038 (a)	1,585	259
5.927% due 03/25/2037 (a)	250	50
6.147% due 08/25/2041 (a)	1,178	182
6.197% due 07/25/2039 (a)	596	85
11.753% due 03/25/2040	205	267
Freddie Mac
5.758% due 06/15/2038 (a)	5,928	1,295
7.101% due 12/15/2042	1,950	2,097
7.558% due 02/15/2032 (a)	553	121
9.016% due 01/15/2041	873	1,071
10.930% due 09/15/2041	13	13
11.874% due 02/15/2041	6	9
Ginnie Mae, TBA
4.000% due 07/01/2046	3,000	3,224

Total U.S. Government Agencies (Cost $8,959)		9,694

U.S. TREASURY OBLIGATIONS 40.8%
U.S. Treasury Bonds
2.500% due 02/15/2046	10,600	11,048
3.750% due 11/15/2043 (h)	5,000	6,603
U.S. Treasury Inflation Protected Securities (d)
0.750% due 02/15/2045	7,213	7,266
2.000% due 01/15/2026	34,351	40,465
2.375% due 01/15/2025 (j)(l)	10,914	13,048
U.S. Treasury Notes
1.375% due 09/30/2020	31,000	31,574
1.375% due 10/31/2020 (j)	17,000	17,313
1.750% due 12/31/2020	51,400	53,179
1.875% due 08/31/2022	12,600	13,102
2.000% due 11/30/2020 (j)(l)	8,700	9,094
2.000% due 07/31/2022 (l)	17,300	18,121
2.125% due 08/31/2020 (l)	26,200	27,490
2.125% due 05/15/2025 (l)	8,800	9,301

Total U.S. Treasury Obligations (Cost $251,236)		257,604

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.5%
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^	784	647
Banc of America Funding Trust
2.854% due 02/20/2036	71	69
BCAP LLC Trust
0.335% due 09/26/2035	3	3
Bear Stearns Adjustable Rate Mortgage Trust
2.756% due 08/25/2033	208	206
3.040% due 02/25/2034	1,177	1,148
Bear Stearns ALT-A Trust
2.384% due 10/25/2033	19	18
Bella Vista Mortgage Trust
2.861% due 11/20/2034	255	248
Chase Mortgage Finance Trust
5.500% due 03/25/2037	32	27
Citigroup Commercial Mortgage Trust
2.316% due 09/10/2045 (a)	44,320	3,219
Countrywide Alternative Loan Trust
0.623% due 11/25/2036	1,409	1,110
4.750% due 08/25/2018	546	450
6.000% due 02/25/2037 ^	661	457
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 10/25/2034	909	934
5.500% due 01/25/2035	520	526

DBUBS Mortgage Trust
4.537% due 07/10/2044		500	557
Eurohome UK Mortgages PLC
0.722% due 06/15/2044	GBP	4,250	5,093
First Horizon Alternative Mortgage Securities Trust
2.684% due 06/25/2034		$51	50
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		228	236
GS Mortgage Securities Trust
4.753% due 03/10/2044		498	550
5.162% due 12/10/2043		500	566
5.988% due 08/10/2045		1,745	1,790
GSAA Trust
6.000% due 04/01/2034		227	235
Impac CMB Trust
1.373% due 11/25/2034		16	15
IndyMac Mortgage Loan Trust
0.693% due 04/25/2035		148	128
JPMorgan Alternative Loan Trust
3.245% due 11/25/2036 ^		636	576
JPMorgan Chase Commercial Mortgage Securities Trust
3.616% due 11/15/2043		700	717
JPMorgan Resecuritization Trust
7.631% due 03/26/2038		5,317	3,953
Leek Finance PLC
0.904% due 09/21/2038		7,691	8,198
Lehman XS Trust
0.633% due 07/25/2037 ^		516	363
MASTR Adjustable Rate Mortgages Trust
0.803% due 07/25/2035 ^		5,397	2,088
MASTR Asset Securitization Trust
5.250% due 12/25/2033		233	236
Morgan Stanley Bank of America Merrill Lynch Trust
1.760% due 02/15/2046 (a)		33,034	2,214
RBSSP Resecuritization Trust
2.751% due 10/26/2035		16,443	15,003
Structured Adjustable Rate Mortgage Loan Trust
0.693% due 03/25/2035		644	577
0.763% due 07/25/2035		741	532
Structured Asset Mortgage Investments Trust
0.643% due 02/25/2036		362	232
WaMu Mortgage Pass-Through Certificates Trust
1.940% due 02/27/2034		74	72
2.496% due 07/25/2037		3,645	3,284
2.574% due 08/25/2034		316	314
Washington Mutual Mortgage Pass-Through Certificates Trust
1.267% due 11/25/2046		13,448	9,698
Wells Fargo Commercial Mortgage Trust
1.472% due 02/15/2027		6,300	6,293
Wells Fargo Mortgage-Backed Securities Trust
2.938% due 03/25/2035		40	40

Total Non-Agency Mortgage-Backed Securities (Cost $75,939)			72,672

ASSET-BACKED SECURITIES 12.1%
Aegis Asset-Backed Securities Trust
1.453% due 03/25/2035 ^		844	778
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.178% due 10/25/2034		1,709	1,509
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.518% due 11/25/2034		2,158	1,778
Bear Stearns Asset-Backed Securities Trust
0.623% due 03/25/2037		1,625	1,670
Bilkreditt Ltd.
0.092% due 12/25/2027	EUR	165	183
BNC Mortgage Loan Trust
0.553% due 05/25/2037		$590	579
COA Summit CLO Ltd.
1.984% due 04/20/2023		4,098	4,104
Countrywide Asset-Backed Certificates
0.593% due 08/25/2037		3,600	2,676
0.603% due 07/25/2036		7,453	7,187
0.663% due 05/25/2047		10,119	5,841
0.823% due 04/25/2036		12,000	9,007
1.113% due 11/25/2033		980	917
Countrywide Asset-Backed Certificates Trust
1.073% due 08/25/2035		1,300	1,257
1.503% due 09/25/2034		1,061	947
Educational Funding Co. LLC
0.888% due 10/25/2029		1,307	1,211
Fremont Home Loan Trust
0.693% due 01/25/2036		198	194
Gallatin CLO Ltd.
1.898% due 07/15/2023		3,063	3,059
GSAMP Trust
1.503% due 06/25/2034		321	310

Inwood Park CDO Ltd.
0.859% due 01/20/2021		380	380
L2L Education Loan Trust
0.774% due 06/15/2031		1,815	1,644
Lehman ABS Mortgage Loan Trust
0.653% due 06/25/2037		5,264	3,226
Morgan Stanley Mortgage Loan Trust
0.523% due 01/25/2047 ^		3	3
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		7,865	7,867
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,322
Option One Mortgage Loan Trust Asset-Backed Certificates
0.913% due 11/25/2035		6,500	4,936
Park Place Securities, Inc.
0.943% due 09/25/2035		800	644
Residential Asset Securities Corp. Trust
0.653% due 02/25/2036		120	119
0.913% due 11/25/2035		900	714
Securitized Asset-Backed Receivables LLC Trust
0.733% due 12/25/2035		347	338
Silver Arrow S.A.
0.000% due 10/20/2021	EUR	54	59
SLM Private Credit Student Loan Trust
0.893% due 12/16/2041		$2,000	1,694
Structured Asset Securities Corp.
1.113% due 02/25/2035		222	192
Structured Asset Securities Corp. Mortgage Loan Trust
0.663% due 02/25/2037		6,169	5,181

Total Asset-Backed Securities (Cost $77,875)			76,526

SOVEREIGN ISSUES 7.8%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	134,850	40,570
0.000% due 01/01/2017 (c)		3,500	1,020
Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2026	EUR	2,100	3,008
Kommunalbanken A/S
1.020% due 03/27/2017		$3,200	3,205
1.375% due 06/08/2017		1,300	1,307

Total Sovereign Issues (Cost $43,608)			49,110

	SHARES
PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
GMAC Capital Trust
6.411% due 02/15/2040		230,000	5,709

Total Preferred Securities (Cost $6,215)			5,709

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (g) 1.2%			7,502

Total Short-Term Instruments (Cost $7,502)			7,502

Total Investments in Securities (Cost $569,714)			574,809

INVESTMENTS IN AFFILIATES 19.9%
SHORT-TERM INSTRUMENTS 19.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.9%
PIMCO Short-Term Floating NAV Portfolio III		12,712,477	125,650

Total Short-Term Instruments (Cost $125,637)			125,650

Total Investments in Affiliates (Cost $125,637)			125,650

Total Investments 110.9% (Cost $695,351)			$700,459
Financial Derivative Instruments (i)(k) 0.5% (Cost or Premiums, net $7,652)			2,888
Other Assets and Liabilities, net (11.4)%			(71,894)

Net Assets 100.0%			$631,453

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,931	0.78%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.200%	06/30/2016	07/01/2016	$7,319	U.S. Treasury Bonds 4.500% due 02/15/2036	$(7,289)	$7,319	$7,319
SSB	0.010	06/30/2016	07/01/2016	183	U.S. Treasury Notes 0.750% due 12/31/2017	(190)	183	183

Total Repurchase Agreements						$(7,479)	$7,502	$7,502

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.700%	06/30/2016	07/01/2016	$(6,663)	$(6,663)

Total Reverse Repurchase Agreements					$(6,663)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
NOM	0.550%	07/01/2016	10/03/2016	$(6,666)	$(6,676)

Total Sale-Buyback Transactions					$(6,676)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(4,752) at a weighted average interest rate of 0.231%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	4.000%	07/01/2046	$2,800	$(2,987)	$(3,002)
U.S. Treasury Bonds	4.500	02/15/2036	5,000	(7,181)	(7,234)

Total Short Sales				$(10,168)	$(10,236)

(3)	Payable for short sales includes $30 of accrued interest.

(h)	Securities with an aggregate market value of $13,207 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$126.500	08/26/2016	887	$8	$8
Put - CBOT U.S. Treasury 10-Year Note September Futures	115.000	08/26/2016	2,437	21	2

				$29	$10

Total Purchased Options				$29	$10

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	864	$(281)	$0	$(32)
90-Day Eurodollar September Futures	Short	09/2016	6	(1)	0	0
Australia Government 10-Year Bond September Futures	Long	09/2016	19	22	3	(3)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	84	42	12	(2)
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	84	(12)	5	(7)
Call Options Strike @ EUR 169.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	84	14	6	0
Euro-Bobl September Futures	Long	09/2016	292	461	10	(10)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	267	(283)	0	(205)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	73	284	24	0
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	84	47	2	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	84	80	7	0
Put Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	84	(111)	0	(14)
U.S. Treasury 2-Year Note September Futures	Long	09/2016	573	873	80	0
U.S. Treasury 5-Year Note September Futures	Short	09/2016	249	(521)	0	(19)
U.S. Treasury 10-Year Note September Futures	Long	09/2016	2,525	7,565	0	(218)
U.S. Treasury 30-Year Bond September Futures	Short	09/2016	9	(87)	6	0
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2016	121	(1,168)	110	0
United Kingdom Long Gilt September Futures	Long	09/2016	44	283	28	0

Total Futures Contracts				$7,207	$293	$(510)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-25 5-Year Index	1.000%	12/20/2020	$20,200	$167	$81	$34	$0
CDX.IG-26 5-Year Index	1.000	06/20/2021	4,400	49	2	82	0

				$216	$83	$116	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR *	1.350%	09/28/2017		$51,000	$(333)	$(90)	$0	$(8)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		344,700	(8,359)	(6,820)	0	(118)
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		28,300	(576)	14	8	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		96,700	(6,887)	(2,877)	61	0
Pay	3-Month USD-LIBOR *	1.750	12/21/2023		17,600	582	(10)	0	(10)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		62,600	(5,354)	(2,187)	122	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		10,300	(839)	(303)	23	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		73,200	(1,921)	(296)	177	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		6,800	23	23	14	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		9,300	(1,964)	(1,756)	103	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		16,850	(2,556)	(1,294)	185	0
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		4,200	(299)	(17)	49	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	27,800	1,119	596	66	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		800	(103)	(79)	0	(5)
Receive	6-Month GBP-LIBOR *	1.750	12/17/2016	GBP	8,800	(61)	(85)	0	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020		18,400	(1,063)	(937)	0	(31)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		15,300	(947)	(1,027)	0	(28)
Receive	6-Month GBP-LIBOR	1.750	03/15/2047		2,500	(456)	(414)	0	(18)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	1,860,000	(647)	(313)	8	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	136,600	30	96	19	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		6,400	2	1	2	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		11,900	19	1	5	0

						$(30,590)	$(17,774)	$842	$(218)

Total Swap Agreements						$(30,374)	$(17,691)	$958	$(218)

*	This security has a forward starting effective date.
(4)	Unsettled variation margin asset of $18 for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $14,720 and cash of $2,766 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	7,788		$11,419	$1,052	$0
	07/2016	$	11,481	GBP	8,629	6	0
	08/2016	GBP	8,629		$11,484	0	(6)
	08/2016	$	13,995	CNH	93,313	51	(68)
	08/2016		1,243	EUR	1,087	0	(35)
	10/2016	CNH	508,925		$77,907	1,893	0
	10/2016	$	19,381	CNH	128,244	44	(270)
BPS	07/2016	BRL	17,574		$5,157	0	(314)
	07/2016	JPY	1,720,988		15,620	0	(1,046)
	07/2016	$	5,475	BRL	17,574	0	(4)
	08/2016	CNH	46,319		$7,000	62	0
	08/2016	JPY	25,100		245	1	0
	08/2016	$	5,117	BRL	17,574	307	0
	08/2016		3,514	CNH	23,052	0	(61)
	08/2016		1,284	CNY	8,576	1	0
	08/2016		1,008	EUR	913	7	0
	10/2016	BRL	7,500		$1,784	0	(488)
BRC	10/2016	$	2,799	CNH	18,924	27	0
CBK	07/2016	BRL	44,448		$11,560	0	(2,277)
	07/2016	$	13,848	BRL	44,448	0	(11)
	07/2016		304	TRY	887	2	0
	08/2016	CNH	12,120		$1,841	26	0
	08/2016	EUR	1,357		1,544	36	0
	08/2016	SGD	12,117		8,833	0	(158)
	08/2016	$	822	MXN	15,098	0	0
	10/2016	BRL	56,350		$13,810	0	(3,256)
DUB	10/2016	$	1,551	CNH	10,473	13	0
	01/2017	BRL	3,500		$830	0	(202)
GLM	07/2016		56,380		15,733	0	(1,818)
	07/2016	$	17,565	BRL	56,380	0	(14)
	08/2016	EUR	15,261		$17,433	475	0
	10/2016	BRL	14,210		3,486	0	(818)
HUS	08/2016	CNH	70,847		10,710	98	0
	08/2016	$	13,849	CNH	91,784	47	(147)
	08/2016		121	HKD	936	0	0
	10/2016		11,214	CNH	75,638	103	(20)
	01/2021	BRL	2,050		$316	0	(148)
JPM	07/2016		118,402		36,888	29	0
	07/2016	GBP	1,815		2,485	75	(6)
	07/2016	JPY	142,600		1,341	0	(40)
	07/2016	NZD	667		453	0	(23)
	07/2016	$	30,441	BRL	118,402	6,418	0
	08/2016	CHF	205		$212	2	0
	08/2016	$	1,733	EUR	1,532	0	(31)
	08/2016		4,054	MXN	73,419	0	(58)
	10/2016	BRL	47,340		$11,293	0	(3,045)
	10/2016	CNH	6,323		925	0	(19)
	10/2016	$	20,078	CNH	136,577	321	0
MSB	07/2016		447	RUB	30,243	25	0
	10/2016	BRL	9,450		$2,315	0	(547)
NAB	07/2016	$	472	NZD	667	4	0
	08/2016	NZD	667		$472	0	(4)
SCX	07/2016	$	18,288	JPY	1,863,588	0	(242)
	08/2016	CNH	34,744		$5,250	45	0
	08/2016	JPY	1,863,588		18,308	246	0
	08/2016	SGD	6,671		4,848	0	(102)
	08/2016	$	1,509	CNH	9,938	0	(20)
	10/2016		1,190		8,043	11	0
	02/2017	CNH	114,177		$16,490	0	(463)
SOG	08/2016		12,563		1,900	18	0
	08/2016	$	986	CNH	6,462	0	(18)
	08/2016		634	ZAR	9,762	24	0
	10/2016		1,771	CNH	11,958	15	0
UAG	07/2016		698	GBP	503	0	(29)
	08/2016	CNH	10,179		$1,540	15	0
	08/2016	EUR	2,074		2,304	2	(3)
	10/2016	$	8,864	CNH	60,472	169	0
	02/2017		474		3,143	0	(7)

Total Forward Foreign Currency Contracts						$11,670	$(15,818)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017	$	200	$8	$19
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		17,422	186	51
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	4,700	184	45
JPM	Call - OTC USD versus JPY	JPY	175.000	08/30/2016	$	3,607	0	0
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		3,200	134	366

							$512	$481

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$1,400	$137	$187
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	1,400	137	93
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018	2,900	268	388
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	2,900	296	193
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019	5,800	664	898
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019	5,800	664	508
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016	39,300	14	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	27,700	53	40
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	5,300	270	155
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	33,200	113	190
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	10,600	548	310
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	38,900	140	222
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	5,000	137	0
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018	2,900	291	389
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018	2,900	291	203
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018	10,100	936	1,362
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018	10,100	1,082	705
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018	14,600	1,448	2,058
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018	14,600	1,448	971
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	8,600	413	254
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019	8,900	1,025	1,452
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019	8,900	1,025	758

							$11,400	$11,336

Total Purchased Options							$11,912	$11,817

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016	$	4,956	$(271)	$(49)
	Call - OTC USD versus RUB		108.000	02/22/2017		200	(8)	(1)
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		34,844	(165)	(53)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		2,705	(348)	(53)
	Put - OTC USD versus BRL		5.000	10/19/2017		2,705	(403)	(1,063)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	2,613	(101)	(26)
	Call - OTC EUR versus MXN		22.650	03/21/2017		2,613	(91)	(68)
	Put - OTC EUR versus USD	$	1.090	07/14/2016		9,448	(60)	(20)
	Call - OTC EUR versus USD		1.150	07/14/2016		9,448	(60)	(3)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017	$	2,000	(253)	(39)
	Put - OTC USD versus BRL		5.000	10/19/2017		2,000	(300)	(786)
	Call - OTC USD versus BRL		6.300	01/11/2018		1,344	(72)	(16)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	4,700	(150)	(21)
	Put - OTC EUR versus MXN		18.900	03/21/2017		3,880	(157)	(38)
	Call - OTC EUR versus MXN		22.650	03/21/2017		3,880	(127)	(101)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016		3,200	(209)	(55)
SOG	Call - OTC EUR versus RUB		85.000	12/02/2016		1,556	(111)	(27)
	Call - OTC USD versus RUB		110.000	02/24/2017	$	3,200	(138)	(12)

							$(3,024)	$(2,431)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$26,600	$(277)	$(142)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	5,900	(53)	(106)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	53,100	(565)	(284)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	1,600	(27)	(44)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	5,400	(86)	(153)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	2,700	(46)	(75)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	5,500	(94)	(156)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	5,000	(138)	(477)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	43,000	(455)	(244)

							$(1,741)	$(1,681)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$184	$0	$0

Total Written Options					$(4,765)	$(4,112)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.339%	EUR	800	$(7)	$10	$3	$0
BPS	Barclays Bank PLC	3.000	06/20/2018	1.603		3,000	(9)	104	95	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339		750	(10)	13	3	0
BRC	Brazil Government International Bond	1.000	12/20/2016	0.666		$300	(4)	5	1	0
CBK	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	200	(2)	3	1	0
DUB	Brazil Government International Bond	1.000	12/20/2016	0.666		$200	(3)	3	0	0
GST	Brazil Government International Bond	1.000	12/20/2016	0.666		1,400	(18)	21	3	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	550	(7)	9	2	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		50	(1)	1	0	0
JPM	Brazil Government International Bond	1.000	12/20/2016	0.666		$200	(2)	2	0	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	250	(2)	3	1	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		300	(7)	9	2	0
MYC	Volkswagen International Finance NV	1.000	12/20/2016	0.339		200	(2)	3	1	0

							$(74)	$186	$112	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$2,200	$295	$(26)	$269	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,200	293	(23)	270	0

					$588	$(49)	$539	$0

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	5,550	$0	$366	$366	$0
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	7,200	(35)	(89)	0	(124)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		40,700	(3)	(505)	0	(508)

							$(38)	$(228)	$366	$(632)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RACNLGT Index	40,819	1-Month USD-LIBOR plus a specified spread	11/15/2016	$50,501	$0	$1,132	$1,132	$0
	Pay	RACNSGT Index	37,962	1-Month USD-LIBOR plus a specified spread	11/15/2016	48,035	0	(1,196)	0	(1,196)
	Receive	RACNLGT Index	111,282	1-Month USD-LIBOR plus a specified spread	05/11/2017	137,158	0	3,622	3,622	0
	Pay	RACNLGT Index	152,099	1-Month USD-LIBOR plus a specified spread	05/11/2017	192,104	0	(3,765)	0	(3,765)
	Receive	RACNLGT Index	366,919	1-Month USD-LIBOR plus a specified spread	06/21/2017	462,825	0	1,064	1,064	0
	Pay	RACNLGT Index	358,887	1-Month USD-LIBOR plus a specified spread	06/21/2017	462,839	0	(2,462)	0	(2,462)

							$0	$(1,605)	$5,818	$(7,423)

Total Swap Agreements							$476	$(1,696)	$6,835	$(8,055)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $10,837 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$16,378	$51	$16,429
Corporate Bonds & Notes
Banking & Finance	0	33,247	4,931	38,178
Industrials	0	30,044	0	30,044
Utilities	0	8,169	0	8,169
Municipal Bonds & Notes
California	0	694	0	694
Iowa	0	1,902	0	1,902
New York	0	129	0	129
Ohio	0	324	0	324
Pennsylvania	0	123	0	123
U.S. Government Agencies	0	9,694	0	9,694
U.S. Treasury Obligations	0	257,604	0	257,604
Non-Agency Mortgage-Backed Securities	0	72,672	0	72,672
Asset-Backed Securities	0	76,526	0	76,526
Sovereign Issues	0	49,110	0	49,110
Preferred Securities
Banking & Finance	5,709	0	0	5,709
Short-Term Instruments
Repurchase Agreements	0	7,502	0	7,502
	$5,709	$564,118	$4,982	$574,809

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$125,650	$0	$0	$125,650

Total Investments	$131,359	$564,118	$4,982	$700,459

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(3,002)	0	(3,002)
U.S. Treasury Obligations	0	(7,234)	0	(7,234)
	$0	$(10,236)	$0	$(10,236)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	293	968	0	1,261
Over the counter	0	30,322	0	30,322
	$293	$31,290	$0	$31,583

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(510)	(218)	0	(728)
Over the counter	0	(27,985)	0	(27,985)

	$(510)	$(28,203)	$0	$(28,713)

Totals	$131,142	$556,969	$4,982	$693,093

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Worldwide Long/Short PLUS Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.5%
BANK LOAN OBLIGATIONS 0.5%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$2,294	$2,297
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		167	168
BMC Software Finance, Inc.
5.000% due 09/10/2020		1,378	1,229
Charter Communications Operating LLC
3.000% due 07/01/2020		591	588
3.500% due 01/24/2023		2,294	2,298
Dell, Inc.
3.750% due 10/29/2018		342	342
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		300	300
Las Vegas Sands LLC
3.250% due 12/19/2020		3,243	3,244
Realogy Corp.
3.750% due 03/05/2020		295	296

Total Bank Loan Obligations (Cost $10,808)			10,762

CORPORATE BONDS & NOTES 18.7%
BANKING & FINANCE 14.9%
ABN AMRO Bank NV
4.750% due 07/28/2025		700	729
Ally Financial, Inc.
8.000% due 03/15/2020		3,776	4,257
Aviation Capital Group Corp.
7.125% due 10/15/2020		800	909
Banca Carige SpA
3.750% due 11/25/2016	EUR	16,400	18,432
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2054		20,300	22,731
5.000% due 02/09/2056		1,300	1,547
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (g)		5,400	5,956
Bank of America Corp.
1.516% due 04/01/2019		$18,700	18,667
2.650% due 04/01/2019		3,700	3,796
6.000% due 09/01/2017		5,400	5,679
6.500% due 08/01/2016		10,700	10,741
6.875% due 04/25/2018		7,275	7,946
Barclays Bank PLC
10.179% due 06/12/2021		500	630
14.000% due 06/15/2019 (g)	GBP	6,000	9,705
Barclays PLC
6.500% due 09/15/2019 (g)	EUR	2,000	1,975
8.000% due 12/15/2020 (g)		2,200	2,288
BNP Paribas S.A.
7.375% due 08/19/2025 (g)		$1,000	980
BPCE S.A.
1.286% due 06/17/2017		15,900	15,922
2.500% due 07/15/2019		1,300	1,334
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	200	225
Citigroup, Inc.
1.198% due 03/10/2017		$10,300	10,307
1.306% due 11/15/2016		15,400	15,410
1.598% due 07/25/2016		3,100	3,101
5.950% due 05/15/2025 (g)		2,500	2,447
6.125% due 11/15/2020 (g)		2,200	2,236
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	300	390
8.375% due 07/26/2016 (g)		$1,500	1,508
8.400% due 06/29/2017 (g)		4,100	4,300
Credit Agricole S.A.
1.201% due 06/12/2017		16,900	16,906
7.500% due 06/23/2026 (g)	GBP	700	840
7.875% due 01/23/2024 (g)		$200	192
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		1,000	981
Dexia Credit Local S.A.
1.875% due 07/17/2017	GBP	300	403
2.000% due 01/22/2021	EUR	100	121

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$771	792
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	2,900	3,870
Ford Motor Credit Co. LLC
1.181% due 09/08/2017		$5,120	5,105
General Motors Financial Co., Inc.
2.400% due 04/10/2018		9,900	9,982
3.450% due 04/10/2022		15,300	15,311
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	500	569
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		$1,600	1,783
HDFC Bank Ltd.
3.000% due 03/06/2018		600	609
HSBC Holdings PLC
3.400% due 03/08/2021		1,500	1,547
4.300% due 03/08/2026		600	637
HSBC USA, Inc.
1.402% due 08/07/2018		2,600	2,587
Industrial & Commercial Bank of China Ltd.
3.231% due 11/13/2019		900	936
International Lease Finance Corp.
6.750% due 09/01/2016		1,500	1,508
7.125% due 09/01/2018		100	110
Intesa Sanpaolo SpA
2.375% due 01/13/2017		200	201
JPMorgan Chase & Co.
1.188% due 04/25/2018		2,500	2,497
6.000% due 01/15/2018		11,000	11,773
KBC Bank NV
8.000% due 01/25/2023		1,800	1,912
Lloyds Banking Group PLC
7.625% due 06/27/2023 (g)	GBP	1,825	2,302
7.875% due 06/27/2029 (g)		200	253
MetLife, Inc.
5.250% due 06/15/2020 (g)		$2,100	2,090
Morgan Stanley
1.918% due 04/25/2018		300	303
5.500% due 07/24/2020		200	225
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	900	998
Novo Banco S.A.
5.000% due 05/23/2019		300	246
PNC Bank N.A.
1.800% due 11/05/2018		$7,400	7,492
Rio Oil Finance Trust
9.250% due 07/06/2024		297	257
Santander UK PLC
1.166% due 03/13/2017		2,700	2,700
Stadshypotek AB
1.250% due 05/23/2018		1,000	1,003
Swedbank Hypotek AB
1.375% due 03/28/2018		6,200	6,232
UBS AG
5.125% due 05/15/2024		3,600	3,676
7.250% due 02/22/2022		600	617
7.625% due 08/17/2022		5,950	6,753
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		800	814
4.125% due 09/24/2025		1,000	1,041
Wells Fargo & Co.
1.056% due 09/14/2018		12,800	12,740
1.515% due 07/22/2020		2,400	2,408
2.600% due 07/22/2020		1,900	1,954

			309,424

INDUSTRIALS 2.0%
AbbVie, Inc.
1.800% due 05/14/2018		1,400	1,411
2.500% due 05/14/2020		600	615
3.200% due 11/06/2022		100	104
3.600% due 05/14/2025		500	525
4.500% due 05/14/2035		300	314
4.700% due 05/14/2045		300	319
Actavis Funding SCS
1.911% due 03/12/2020		2,600	2,609
4.550% due 03/15/2035		2,300	2,364
ADT Corp.
6.250% due 10/15/2021		200	215
Altice Finco S.A.
7.625% due 02/15/2025		600	551
Amgen, Inc.
1.254% due 05/22/2019		1,400	1,401

BRF S.A.
4.750% due 05/22/2024		1,800	1,795
Charter Communications Operating LLC
4.464% due 07/23/2022		700	755
4.908% due 07/23/2025		1,600	1,747
6.384% due 10/23/2035		300	356
6.484% due 10/23/2045		700	839
6.834% due 10/23/2055		100	119
CNH Industrial Capital LLC
3.625% due 04/15/2018		500	502
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021		156	178
CVS Health Corp.
3.500% due 07/20/2022		200	216
3.875% due 07/20/2025		1,682	1,855
Daimler Finance North America LLC
1.875% due 01/11/2018		1,100	1,111
Forest Laboratories LLC
4.375% due 02/01/2019		900	950
HCA, Inc.
4.750% due 05/01/2023		2,300	2,363
6.500% due 02/15/2020		1,100	1,222
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,100	1,170
Kraft Heinz Foods Co.
1.600% due 06/30/2017		$200	201
2.000% due 07/02/2018		200	203
3.500% due 07/15/2022		100	106
3.950% due 07/15/2025		100	109
5.000% due 07/15/2035		100	115
5.200% due 07/15/2045		100	119
Leonardo-Finmeccanica SpA
8.000% due 12/16/2019	GBP	1,500	2,301
Nissan Motor Acceptance Corp.
1.671% due 03/08/2019		$2,800	2,813
NXP BV
3.500% due 09/15/2016		354	355
Prime Security One MS, Inc.
4.875% due 07/15/2032		200	155
QUALCOMM, Inc.
4.800% due 05/20/2045		700	731
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (b)		1,000	1,042
Tencent Holdings Ltd.
2.000% due 05/02/2017		400	402
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		2,478	2,841
UAL Pass-Through Trust
9.750% due 07/15/2018		129	134
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		3,800	3,850

			41,083

UTILITIES 1.8%
AT&T, Inc.
4.500% due 05/15/2035		300	308
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		2,800	2,806
Petrobras Global Finance BV
8.375% due 12/10/2018		400	444
Sinopec Group Overseas Development Ltd.
1.409% due 04/10/2017		15,800	15,820
1.750% due 04/10/2017		10,400	10,438
Sprint Communications, Inc.
8.375% due 08/15/2017		5,000	5,150
Verizon Communications, Inc.
2.406% due 09/14/2018		3,800	3,896

			38,862

Total Corporate Bonds & Notes (Cost $394,853)			389,369

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		1,000	1,056
7.750% due 01/01/2042		1,600	1,626

Total Municipal Bonds & Notes (Cost $2,556)			2,682

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
5.397% due 03/25/2041 (a)		9,742	1,686

6.247% due 03/25/2036 (a)		5,886	1,164
6.297% due 05/25/2036 (a)		1,310	131
24.747% due 12/25/2036		421	668
Fannie Mae, TBA
3.000% due 08/01/2046		2,100	2,175
Freddie Mac
6.028% due 07/15/2036 (a)		4,640	866
6.258% due 04/15/2036 (a)		2,090	331
Ginnie Mae, TBA
4.000% due 07/01/2046		7,000	7,523
NCUA Guaranteed Notes
0.845% due 03/06/2020		78	78

Total U.S. Government Agencies (Cost $14,253)			14,622

U.S. TREASURY OBLIGATIONS 40.9%
U.S. Treasury Bonds
2.500% due 02/15/2046		14,800	15,426
2.875% due 08/15/2045		9,900	11,120
3.000% due 11/15/2044		3,150	3,625
3.000% due 05/15/2045		100	115
3.125% due 08/15/2044		4,150	4,889
3.750% due 11/15/2043 (i)		14,900	19,678
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024		115,055	116,368
0.250% due 01/15/2025		44,238	44,963
0.750% due 02/15/2045		14,375	14,481
2.000% due 01/15/2026		25,673	30,243
2.500% due 01/15/2029		5,905	7,495
U.S. Treasury Notes
1.375% due 09/30/2020		60,500	61,620
1.375% due 10/31/2020		72,900	74,241
1.750% due 12/31/2020		100,100	103,564
1.875% due 08/31/2022		33,800	35,146
2.000% due 11/30/2020		17,400	18,189
2.000% due 07/31/2022		28,100	29,434
2.000% due 08/15/2025		22,400	23,433
2.125% due 08/31/2020		10,000	10,492
2.125% due 05/15/2025		71,300	75,359
2.250% due 11/15/2024		82,500	88,053
2.250% due 11/15/2025		59,000	62,983

Total U.S. Treasury Obligations (Cost $821,230)			850,917

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
Adjustable Rate Mortgage Trust
3.110% due 09/25/2035		112	93
Banc of America Funding Trust
0.658% due 04/20/2047 ^		284	224
2.746% due 09/20/2034		118	117
3.017% due 01/20/2047 ^		145	123
BCAP LLC Trust
5.250% due 04/26/2037		202	186
Bear Stearns Adjustable Rate Mortgage Trust
2.522% due 04/25/2033		110	109
2.533% due 02/25/2033		11	11
2.755% due 01/25/2033		1,849	1,860
2.756% due 08/25/2033		293	290
2.804% due 01/25/2035		27	26
2.924% due 03/25/2035		118	119
3.040% due 02/25/2034		38	37
3.311% due 07/25/2034		370	359
Bear Stearns ALT-A Trust
0.953% due 01/25/2036 ^		340	276
2.384% due 10/25/2033		39	36
2.913% due 05/25/2035		143	138
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035		14	14
Claris Finance SRL
0.208% due 10/31/2060	EUR	184	203
Countrywide Alternative Loan Trust
0.623% due 11/25/2036		$558	440
0.633% due 05/25/2047		528	423
0.773% due 11/25/2035		8,827	7,048
0.853% due 08/25/2037		541	373
1.437% due 12/25/2035		8	6
5.500% due 11/25/2035		185	134
5.750% due 04/25/2047 ^		2,711	2,198
Countrywide Home Loan Mortgage Pass-Through Trust
1.113% due 02/25/2035		102	89
2.774% due 09/25/2047 ^		7	6
2.884% due 11/25/2037		1,326	1,095
2.934% due 11/19/2033		375	368
3.002% due 08/25/2034		214	192
5.750% due 07/25/2037 ^		9,611	8,690

Credit Suisse First Boston Mortgage Securities Corp.
1.054% due 03/25/2032		13	12
Credit Suisse Mortgage Capital Certificates
2.839% due 08/27/2036		8,755	8,521
Deutsche ALT-A Securities, Inc.
1.203% due 10/25/2047		7,758	5,859
Eurohome UK Mortgages PLC
0.722% due 06/15/2044	GBP	789	945
First Horizon Mortgage Pass-Through Trust
2.703% due 02/25/2034		$78	78
GSR Mortgage Loan Trust
2.893% due 11/25/2035		23	22
6.000% due 03/25/2032		3	3
IndyMac Mortgage Loan Trust
0.693% due 07/25/2035		4	3
1.093% due 07/25/2045		176	145
JPMorgan Mortgage Trust
2.860% due 04/25/2037		317	281
MASTR Adjustable Rate Mortgages Trust
0.663% due 04/25/2046		11	8
2.689% due 10/25/2033		3,087	2,739
Merrill Lynch Alternative Note Asset Trust
0.633% due 04/25/2037		11,385	10,631
Merrill Lynch Mortgage Investors Trust
0.703% due 11/25/2035		1,060	974
0.703% due 08/25/2036		5	5
2.626% due 05/25/2033		221	214
Merrill Lynch Mortgage-Backed Securities Trust
3.126% due 04/25/2037 ^		29	25
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		3,038	3,093
Residential Accredit Loans, Inc. Trust
0.623% due 01/25/2037		8,196	6,366
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		7,889	7,354
Sequoia Mortgage Trust
1.120% due 03/20/2035		46	41
2.627% due 01/20/2047 ^		16	13
Structured Adjustable Rate Mortgage Loan Trust
2.784% due 11/25/2035 ^		9,422	7,795
2.914% due 05/25/2034		123	126
Structured Asset Mortgage Investments Trust
1.148% due 02/19/2035		97	90
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.631% due 08/25/2032		22	22
Thornburg Mortgage Securities Trust
2.489% due 06/25/2047 ^		40	36
WaMu Mortgage Pass-Through Certificates Trust
1.220% due 07/25/2047		1,298	1,041
1.317% due 10/25/2046 ^		17,339	13,652
2.008% due 01/25/2037 ^		7	6
2.178% due 08/25/2046		11,635	10,328
2.178% due 12/25/2046		530	483
2.225% due 12/25/2036 ^		6	6
2.277% due 04/25/2037 ^		21	18
2.434% due 10/25/2035		8,287	7,956
4.267% due 04/25/2037 ^		13,595	12,401
Washington Mutual Mortgage Pass-Through Certificates Trust
1.407% due 05/25/2046		8	6
2.525% due 02/25/2033		9	8
2.535% due 02/25/2033		11	11
Wells Fargo Alternative Loan Trust
3.083% due 07/25/2037 ^		255	216
6.250% due 07/25/2037 ^		8,323	7,527
Wells Fargo Commercial Mortgage Trust
3.244% due 12/15/2047		12,000	12,726

Total Non-Agency Mortgage-Backed Securities (Cost $148,692)			147,069

ASSET-BACKED SECURITIES 11.3%
ACE Securities Corp. Home Equity Loan Trust
2.253% due 10/25/2032		116	113
Argent Securities Trust
0.563% due 09/25/2036		1,530	576
Asset-Backed Funding Certificates Trust
1.353% due 02/25/2034		2,249	1,879
Bayview Opportunity Master Fund Trust
4.350% due 01/28/2031		3,780	3,802
Carrington Mortgage Loan Trust
0.713% due 02/25/2037		7,685	5,489
Citigroup Mortgage Loan Trust, Inc.
0.603% due 12/25/2036		8,955	4,944
0.613% due 09/25/2036		1,485	1,094
Countrywide Asset-Backed Certificates
0.593% due 05/25/2035		2,543	2,060
0.593% due 07/25/2037 ^		7,731	6,436

0.593% due 12/25/2046		17,977	12,745
0.603% due 01/25/2037		306	289
0.603% due 06/25/2047 ^		6,365	5,489
0.643% due 06/25/2047		3,092	2,804
0.703% due 01/25/2046		9,653	6,059
0.733% due 09/25/2036		5,895	5,349
0.853% due 06/25/2036		1,100	811
1.548% due 12/25/2034		3,000	2,846
2.028% due 11/25/2034		1,600	1,030
5.329% due 04/25/2047 ^		114	110
Countrywide Asset-Backed Certificates Trust
0.923% due 04/25/2036		11,420	9,227
1.578% due 12/25/2034		5,800	5,589
First Franklin Mortgage Loan Trust
1.173% due 03/25/2035		64	63
Fremont Home Loan Trust
0.783% due 01/25/2036		1,500	1,238
GSAA Home Equity Trust
0.573% due 04/25/2047		3,776	3,132
GSAA Trust
0.573% due 06/25/2036		1,737	807
GSAMP Trust
0.603% due 12/25/2046		777	440
HSI Asset Securitization Corp. Trust
0.563% due 12/25/2036		19,648	7,969
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.663% due 04/25/2037		650	404
JPMorgan Mortgage Acquisition Trust
0.593% due 10/25/2036		9,535	8,992
0.603% due 07/25/2036		1,749	889
Lehman XS Trust
0.593% due 02/25/2037 ^		8,483	7,981
MASTR Asset-Backed Securities Trust
0.693% due 03/25/2036		1,300	798
Morgan Stanley ABS Capital, Inc. Trust
0.583% due 01/25/2037		5,821	3,093
0.583% due 02/25/2037		10,404	7,374
0.593% due 08/25/2036		9,970	5,647
0.668% due 03/25/2037		28,012	12,846
Morgan Stanley Mortgage Loan Trust
0.813% due 04/25/2037		896	429
Motor PLC
0.933% due 08/25/2021		222	222
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.783% due 10/25/2036 ^		3,139	1,100
Ownit Mortgage Loan Trust
1.053% due 10/25/2036 ^		1,081	903
People’s Choice Home Loan Securities Trust
1.173% due 05/25/2035 ^		500	482
RAAC Trust
0.793% due 11/25/2036		3,696	3,318
Race Point CLO Ltd.
1.637% due 12/15/2022		15,157	15,124
Renaissance Home Equity Loan Trust
5.893% due 06/25/2037 ^		13,171	6,364
Residential Asset Mortgage Products Trust
0.903% due 04/25/2035		1,498	1,481
2.328% due 10/25/2034		10,991	9,127
Residential Asset Securities Corp. Trust
0.693% due 10/25/2036		25,000	19,394
Securitized Asset-Backed Receivables LLC Trust
0.743% due 11/25/2035		12,716	12,040
Soundview Home Loan Trust
0.713% due 02/25/2037		2,647	1,083
Structured Asset Investment Loan Trust
0.813% due 10/25/2035		6,940	6,832
1.353% due 05/25/2035		1,400	1,176
1.653% due 12/25/2034		4,822	4,308
VOLT LLC
4.250% due 02/26/2046		3,075	3,082
WaMu Asset-Backed Certificates Trust
0.693% due 05/25/2047		13,330	8,854

Total Asset-Backed Securities (Cost $239,492)			235,733

SOVEREIGN ISSUES 8.7%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	600	662
Autonomous Community of Catalonia
4.750% due 06/04/2018		200	227
4.950% due 02/11/2020		1,400	1,627
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (d)	BRL	461,650	138,890
0.000% due 01/01/2017 (d)		4,900	1,429
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$9,200	10,174

Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2026	EUR	7,900	11,314
Kommunalbanken A/S
1.020% due 03/27/2017		$2,700	2,704
Korea Development Bank
3.250% due 09/20/2016		500	503
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,300	1,307
Republic of Greece Government International Bond
3.000% due 02/24/2029	EUR	400	292
4.500% due 11/08/2016	JPY	610,000	5,796
4.750% due 04/17/2019	EUR	5,700	5,737

Total Sovereign Issues (Cost $155,506)			180,662

SHORT-TERM INSTRUMENTS 12.5%
REPURCHASE AGREEMENTS (h) 12.3%			256,010

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.294% due 07/06/2016 (e)		$1,600	1,600

U.S. TREASURY BILLS 0.1%
0.195% due 07/21/2016 (c)(d)		1,531	1,531

Total Short-Term Instruments (Cost $259,141)			259,141

Total Investments in Securities (Cost $2,046,531)			2,090,957

	SHARES
INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short-Term Floating NAV Portfolio III		4,653,779	45,998

Total Short-Term Instruments (Cost $45,997)			45,998

Total Investments in Affiliates (Cost $45,997)			45,998

Total Investments 102.7% (Cost $2,092,528)			$2,136,955
Financial Derivative Instruments (j)(k) 4.3% (Cost or Premiums, net $15,587)			90,336
Other Assets and Liabilities, net (7.0)%			(146,288)

Net Assets 100.0%			$2,081,003

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.200%	06/30/2016	07/01/2016	$21,810	U.S. Treasury Bonds 4.500% due 02/15/2036	$(21,720)	$21,810	$21,810
BSN	0.670	06/30/2016	07/01/2016	96,000	U.S. Treasury Notes 2.125% due 12/31/2021	(98,205)	96,000	96,002
FAR	0.850	06/30/2016	07/01/2016	129,500	Freddie Mac 3.500% due 08/01/2045	(133,652)	129,500	129,503
NOM	0.950	06/30/2016	07/01/2016	8,700	U.S. Treasury Notes 1.625% due 05/31/2023	(8,881)	8,700	8,700

Total Repurchase Agreements						$(262,458)	$256,010	$256,015

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.700%	06/30/2016	07/01/2016	$(19,854)	$(19,855)

Total Reverse Repurchase Agreements					$(19,855)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
NOM	0.550%	07/01/2016	10/03/2016	$(19,865)	$(19,894)

Total Sale-Buyback Transactions					$(19,894)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(58,779) at a weighted average interest rate of 0.577%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.500%	07/01/2046	$8,100	$(2,822)	$(2,849)
Fannie Mae, TBA	4.000	07/01/2046	6,600	(7,040)	(7,075)
U.S. Treasury Bonds	4.500	02/15/2036	14,900	(21,399)	(21,468)

Total Short Sales				$(31,261)	$(31,392)

(i)	Securities with an aggregate market value of $39,356 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$112.250	08/26/2016	1,000	$8	$1
Put - CBOT U.S. Treasury 5-Year Note September Futures	114.000	08/26/2016	776	7	1
Put - CBOT U.S. Treasury 5-Year Note September Futures	114.500	08/26/2016	2,000	17	2

				$32	$4

Total Purchased Options				$32	$4

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,969	$(3,535)	$0	$(74)
90-Day Eurodollar September Futures	Short	09/2016	10	(16)	0	0
Australia Government 10-Year Bond September Futures	Long	09/2016	39	46	6	(6)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	248	124	36	(6)
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	248	(36)	14	(19)
Call Options Strike @ EUR 169.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	248	41	19	0
E-mini S&P 500 Index September Futures	Short	09/2016	274	(503)	0	(577)
Euro STOXX 50 September Futures	Short	09/2016	450	(254)	0	(1,147)
Euro-Bobl September Futures	Long	09/2016	509	627	17	(17)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	962	(1,184)	0	(789)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	416	1,537	120	0
FTSE 100 Index September Futures	Short	09/2016	100	(400)	0	(946)
Nikkei 225 Index September Futures	Short	09/2016	167	(231)	16	(323)
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	248	137	6	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	248	237	22	0
Put Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	248	(328)	0	(41)
U.S. Treasury 2-Year Note September Futures	Long	09/2016	314	478	44	0
U.S. Treasury 5-Year Note September Futures	Long	09/2016	6,362	13,942	497	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	1,990	4,153	0	(155)
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2016	64	(537)	58	0
United Kingdom Long Gilt September Futures	Short	09/2016	65	(276)	0	(42)

Total Futures Contracts				$14,022	$855	$(4,142)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$11,682	$502	$612	$48	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020	67,200	552	487	115	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	245,000	2,757	(293)	470	0

				$3,811	$806	$633	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.100%	01/23/2018		$607,500	$2,194	$1,931	$120	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,392,600	(33,729)	(26,985)	0	(463)
Receive	3-Month USD-LIBOR	1.500	12/21/2021		99,400	(2,022)	51	29	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		547,400	(39,215)	(10,237)	321	0
Receive	3-Month USD-LIBOR	1.750	12/21/2023		31,800	(1,052)	(352)	35	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		24,900	(2,028)	(842)	54	0
Receive	3-Month USD-LIBOR	1.750	12/21/2026		177,400	(4,655)	(715)	428	0
Pay	3-Month USD-LIBOR	2.098	07/01/2041		20,300	69	69	42	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		59,600	(12,584)	(4,684)	662	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		34,700	(5,265)	(2,363)	381	0
Receive	3-Month USD-LIBOR	2.285	05/25/2048		11,700	(834)	(46)	135	0
Pay	6-Month EUR-EURIBOR	0.750	09/21/2026	EUR	95,100	3,829	2,311	242	0
Receive	6-Month EUR-EURIBOR	1.250	03/15/2047		2,300	(295)	(225)	0	(15)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022	GBP	27,900	(2,918)	(1,517)	0	(38)
Receive	6-Month GBP-LIBOR	1.500	09/21/2026		33,600	(2,080)	(2,312)	0	(62)
Receive	6-Month GBP-LIBOR	1.750	03/15/2047		8,000	(1,461)	(1,326)	0	(56)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	5,230,000	(1,820)	(1,202)	24	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021	MXN	85,400	62	(55)	13	0
Pay	28-Day MXN-TIIE	5.905	09/22/2021		199,600	188	111	31	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022		40,400	9	5	9	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		46,300	14	(27)	18	0

						$(103,593)	$(48,410)	$2,544	$(634)

Total Swap Agreements						$(99,782)	$(47,604)	$3,177	$(634)

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016	$	1,615	AUD	2,184	$14	$0
	08/2016	AUD	2,184	$	1,613	0	(14)
BOA	07/2016	BRL	6,110		1,788	0	(114)
	07/2016	CAD	136,675		104,890	0	(900)
	07/2016	$	1,903	BRL	6,110	0	(1)
	07/2016		6,090	DKK	40,575	0	(36)
	07/2016		110,463	EUR	100,239	777	0
	08/2016	CNH	21,991	$	3,328	34	0
	08/2016	EUR	100,239		110,582	0	(772)
	08/2016	HKD	18,768		2,420	0	0
	08/2016	PLN	8,900		2,289	35	0
	08/2016	SGD	3,311		2,445	0	(12)
	08/2016	TWD	1,862,061		57,489	0	(420)
	08/2016	$	10,611	CNH	70,125	0	(106)
	08/2016		263	CNY	1,738	0	(3)
	08/2016		180	MXN	3,443	8	0
	08/2016	ZAR	4,531	$	302	0	(4)
	10/2016	$	38,035	CNH	248,333	0	(944)
BPS	07/2016	BRL	218,683	$	61,752	0	(6,325)
	07/2016	NOK	23,680		2,796	0	(33)
	07/2016	SEK	110,995		13,076	0	(43)
	07/2016	$	68,130	BRL	218,683	0	(53)
	07/2016		1,108	EUR	987	0	(13)
	08/2016	CLP	488,334	$	709	0	(27)
	08/2016	CNH	92,638		14,000	124	0
	08/2016	SGD	11,229		8,168	0	(164)
	08/2016	$	18,051	BRL	61,999	1,082	0
	08/2016		7,028	CNH	46,104	0	(122)
	08/2016		2,796	NOK	23,680	33	0
	08/2016		13,092	SEK	110,995	42	0
	10/2016	BRL	37,240	$	8,939	0	(2,340)
	10/2016	PEN	179		53	0	(1)
	01/2017	COP	4,168,788		1,361	0	(10)
	01/2017	$	2,075	COP	6,595,377	95	(1)
BRC	07/2016	CHF	19,039	$	19,245	0	(252)
	07/2016	EUR	3,161		3,496	0	(12)
	07/2016	$	24,587	CHF	24,042	34	0
	08/2016	CHF	24,042	$	24,630	0	(35)
	08/2016	HKD	8,817		1,136	0	(1)
	08/2016	$	4,702	CLP	3,128,711	10	0
	08/2016		3,500	EUR	3,161	12	0
	08/2016		312	MXN	5,842	6	0
	08/2016		2,497	RUB	164,468	45	0
	08/2016	ZAR	2,833	$	182	0	(9)
	10/2016	$	13,766	CNH	92,837	118	(18)
CBK	07/2016	BRL	2,327	$	640	0	(84)
	07/2016	EUR	11,247		12,732	251	0
	07/2016	GBP	3,383		4,793	290	0
	07/2016	$	725	BRL	2,327	0	(1)
	07/2016		2,836	EUR	2,496	0	(67)
	07/2016		1,456	GBP	986	0	(143)
	07/2016		154,774	JPY	15,841,093	0	(1,371)
	08/2016	CNH	33,489	$	5,087	71	0
	08/2016	CNY	745		114	2	0
	08/2016	EUR	6,614		7,342	0	(6)
	08/2016	HKD	40,331		5,200	0	(1)
	08/2016	INR	616,036		9,111	56	0
	08/2016	JPY	15,841,093		154,928	1,395	0
	08/2016	PHP	12,656		274	6	0
	08/2016	SGD	29,830		21,772	0	(363)
	08/2016	THB	793,717		22,533	0	(37)
	08/2016	$	24,025	CNH	157,241	0	(471)
	08/2016		796	MXN	14,620	0	0
	08/2016		114	PLN	442	0	(2)
	10/2016	BRL	39,780	$	9,485	0	(2,563)
	10/2016	CNH	3,097		454	0	(9)
	01/2017	COP	1,143,810		355	0	(21)
DUB	07/2016	CZK	4,224		175	2	0
	07/2016	ILS	39,963		10,604	248	0
	08/2016	KRW	3,227,302		2,786	0	(11)
	08/2016	PHP	179,096		3,813	19	0
	08/2016	SGD	7,712		5,649	0	(73)
	08/2016	TWD	87,238		2,716	3	0
	10/2016	CNH	846,130		129,427	3,047	0
	10/2016	$	6,665	CNH	45,005	57	0
	01/2017	BRL	4,900	$	1,162	0	(284)
GLM	07/2016	EUR	94,756		105,724	568	0
	08/2016	KRW	41,534,008		35,789	0	(213)
	08/2016	PHP	3,429		73	0	0
	08/2016	$	984	KRW	1,136,028	1	0
	08/2016		586	MYR	2,364	6	0
	08/2016		7,869	RUB	527,603	284	0
	08/2016		391	THB	13,755	0	0
	10/2016	BRL	20,000	$	4,906	0	(1,151)
HUS	07/2016	$	12,315	SEK	102,140	0	(242)
	08/2016	CLP	15,841,394	$	23,124	0	(736)
	08/2016	CNH	140,801		21,285	194	0
	08/2016	HKD	437,403		56,404	0	(8)
	08/2016	HUF	98,431		355	10	0
	08/2016	THB	27,904		780	0	(14)
	08/2016	TWD	90,049		2,758	0	(42)
	08/2016	$	1,707	CLP	1,152,833	29	0
	08/2016		17,104	CNH	112,621	0	(234)
	10/2016	CNH	161,106	$	23,569	0	(494)
	10/2016	$	24,613	CNH	164,115	41	(142)
	10/2016		6,080	DKK	40,575	0	(5)
	01/2021	BRL	3,920	$	604	0	(283)
JPM	07/2016	AUD	1,977		1,433	0	(41)
	07/2016	BRL	230,016		71,590	55	(70)
	07/2016	CAD	26,924		20,914	153	(79)
	07/2016	GBP	12,095		17,052	971	(20)
	07/2016	ILS	3,336		869	4	0
	07/2016	JPY	3,928,200		37,225	0	(815)
	07/2016	$	63,181	BRL	230,016	8,424	0
	07/2016		2,565	EUR	2,281	0	(34)
	07/2016		12,361	RUB	796,389	59	0
	07/2016		2,063	TRY	6,109	47	0
	08/2016	MXN	6,383	$	343	0	(5)
	08/2016	MYR	6,135		1,495	0	(43)
	08/2016	PLN	410		104	0	0
	08/2016	RUB	46,669		700	0	(21)
	08/2016	THB	107,097		3,037	0	(8)
	08/2016	TWD	106,370		3,280	0	(28)
	08/2016	$	590	BRL	1,902	0	(3)
	08/2016		320	CLP	215,653	5	0
	08/2016		24,962	CNH	168,057	212	0
	08/2016		3,035	KRW	3,502,390	1	0
	08/2016		17,253	MXN	312,470	0	(246)
	08/2016		2,726	RUB	176,154	0	(4)
	08/2016		1,509	TWD	48,635	4	0
	09/2016	RUB	796,389	$	12,168	0	(53)
	10/2016	BRL	56,300		13,379	0	(3,672)
	10/2016	$	9,055	CNH	60,724	64	(49)
MSB	07/2016	CHF	837	$	871	14	0
	07/2016	CZK	4,533		187	2	0
	07/2016	GBP	104,127		153,014	14,395	0
	07/2016	ILS	1,575		407	0	(1)
	07/2016	$	2,841	NOK	23,680	0	(11)
	07/2016		597	RUB	40,396	33	0
	07/2016		1,087	SEK	8,855	0	(41)
	10/2016	BRL	308,330	$	73,196	0	(20,185)
	10/2016	$	6,747	CNH	44,644	0	(79)
RBC	07/2016	AUD	207	$	154	0	(1)
SCX	07/2016	CHF	4,166		4,338	71	0
	07/2016	$	192,720	JPY	19,638,188	0	(2,547)
	08/2016	CNH	69,158	$	10,450	90	0
	08/2016	JPY	19,638,188		192,923	2,589	0
	08/2016	PLN	1,244		325	10	0
	08/2016	SGD	13,210		9,600	0	(202)
	08/2016	$	3,858	CNH	25,409	0	(52)
	10/2016	CNH	161,837	$	24,787	615	0
	10/2016	$	5,114	CNH	34,566	49	0
	02/2017	CNH	208,554	$	30,120	0	(845)
SOG	07/2016	CZK	119,837		5,051	136	0
	07/2016	$	125,267	CAD	163,599	1,362	0
	07/2016		145	CZK	3,381	0	(6)
	07/2016		11,654	ILS	44,874	0	(25)
	08/2016	CAD	163,599	$	125,279	0	(1,365)
	08/2016	CNH	24,464		3,700	35	0
	08/2016	ILS	44,874		11,661	26	0
	08/2016	$	1,919	CNH	12,577	0	(35)
	08/2016		8,029	ZAR	123,670	307	0
	10/2016		7,609	CNH	51,376	65	0
TOR	07/2016		158,185	GBP	117,697	0	(1,501)
	08/2016	GBP	117,697	$	158,225	1,503	0
UAG	07/2016	JPY	31,551,080		286,879	0	(18,656)
	07/2016	RUB	836,785		12,396	0	(653)
	07/2016	$	3,484	EUR	3,161	24	0
	07/2016		1,280	GBP	922	0	(53)
	08/2016	CNH	20,260	$	3,065	30	0
	08/2016	INR	113,323		1,676	10	0
	08/2016	MYR	172,591		42,400	0	(861)
	08/2016	PHP	6,004		129	2	0
	08/2016	$	311	HUF	84,493	0	(14)
	08/2016		7,752	IDR	104,836,255	159	0
	08/2016		483	INR	32,834	0	0
	08/2016		106	PHP	5,005	0	0
	02/2017		5,717	CNH	37,915	0	(87)

Total Forward Foreign Currency Contracts						$40,575	$(74,267)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$700	$28	$66
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		48,974	522	144
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	19,800	775	191
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$13,600	571	1,554

							$1,896	$1,955

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$4,100	$401	$549
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	4,100	401	273
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018	7,800	721	1,044
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	7,800	796	518
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019	15,800	1,810	2,447
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019	15,800	1,810	1,383
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016	167,300	58	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	130,200	249	190
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	24,100	1,226	705
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	119,500	407	683
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	48,000	2,484	1,405
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	137,400	493	785
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	23,300	638	0
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018	8,200	822	1,099
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018	8,200	822	575
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018	28,700	2,658	3,869
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018	28,700	3,076	2,003
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018	41,300	4,096	5,821
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018	41,300	4,096	2,747
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	31,750	1,526	936
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019	25,600	2,949	4,176
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019	25,600	2,949	2,180

							$34,488	$33,388

Total Purchased Options							$36,384	$35,343

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$20,400	$(1,118)	$(203)
	Call - OTC USD versus RUB		108.000	02/22/2017		700	(28)	(3)
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		97,948	(463)	(151)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		5,373	(692)	(104)
	Put - OTC USD versus BRL		5.000	10/19/2017		5,373	(801)	(2,113)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	9,211	(358)	(91)
	Call - OTC EUR versus MXN		22.650	03/21/2017		9,211	(320)	(239)
	Put - OTC EUR versus USD		$1.090	07/14/2016		26,754	(169)	(58)
	Call - OTC EUR versus USD		1.150	07/14/2016		26,754	(169)	(8)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		$16,121	(2,043)	(313)
	Put - OTC USD versus BRL		5.000	10/19/2017		16,121	(2,432)	(6,338)
	Call - OTC USD versus BRL		6.300	01/11/2018		5,470	(291)	(64)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	19,800	(632)	(88)
	Put - OTC EUR versus MXN		18.900	03/21/2017		13,697	(556)	(136)
	Call - OTC EUR versus MXN		22.650	03/21/2017		13,697	(448)	(356)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016		10,400	(680)	(178)
SOG	Call - OTC EUR versus RUB		85.000	12/02/2016		9,500	(675)	(162)
	Call - OTC USD versus RUB		110.000	02/24/2017		$13,600	(587)	(50)

							$(12,462)	$(10,655)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$120,200	$(1,250)	$(642)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	27,700	(249)	(498)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	239,900	(2,555)	(1,281)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	5,800	(97)	(161)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	19,100	(305)	(541)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	9,600	(165)	(267)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	19,300	(328)	(547)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	23,300	(643)	(2,223)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	158,800	(1,681)	(901)

							$(7,273)	$(7,061)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	15.800%	02/20/2017	$780	$0	$0

Total Written Options					$(19,735)	$(17,716)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.339%	EUR	2,600	$(20)	$30	$10	$0
BPS	Volkswagen International Finance NV	1.000	12/20/2016	0.339		1,100	(14)	18	4	0
BRC	Brazil Government International Bond	1.000	12/20/2016	0.666		$1,500	(19)	22	3	0
CBK	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	600	(5)	7	2	0
DUB	Brazil Government International Bond	1.000	12/20/2016	0.666		$1,200	(15)	17	2	0
GST	Brazil Government International Bond	1.000	12/20/2016	0.666		4,200	(55)	63	8	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	1,100	(14)	18	4	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		100	(2)	3	1	0
JPM	Brazil Government International Bond	1.000	12/20/2016	0.666		$1,800	(21)	25	4	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	200	(2)	3	1	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		500	(11)	15	4	0
MYC	Volkswagen International Finance NV	1.000	12/20/2016	0.339		600	(6)	8	2	0

							$(184)	$229	$45	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$8,349	$(1,720)	$176	$0	$(1,544)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	13,700	1,858	(178)	1,680	0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	16,699	(3,480)	393	0	(3,087)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	18,700	2,543	(251)	2,292	0

					$(799)	$140	$3,972	$(4,631)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.338%	11/15/2030	GBP	260	$3	$18	$21	$0
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	18,400	(17)	(266)	0	(283)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	280	0	32	32	0
	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		12,410	(21)	907	886	0
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	18,400	(3)	(493)	0	(496)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	3,452	(5)	251	246	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		100	1	10	11	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		4,970	0	328	328	0
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	31,200	(60)	(475)	0	(535)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		35,100	(3)	(435)	0	(438)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		72,500	(6)	(1,957)	0	(1,963)

							$(111)	$(2,080)	$1,524	$(3,715)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	NDDUWXUS Index	68,137	1-Month USD-LIBOR plus a specified spread	01/19/2017	$326,163	$0	$10,125	$10,125	$0
	Pay	S&P 500 Total Return Index	216	1-Month USD-LIBOR plus a specified spread	01/19/2017	846	0	(11)	0	(11)
	Pay	NDUEEGF Index	187,741	1-Month USD-LIBOR plus a specified spread	02/16/2017	66,636	0	(1,575)	0	(1,575)
	Pay	NDDUWXUS Index	(2,189)	1-Month USD-LIBOR plus a specified spread	02/21/2017	(9,071)	0	1,111	1,111	0
	Receive	RALVEIET Index	1,107,495	1-Month USD-LIBOR plus a specified spread	05/11/2017	100,205	0	2,662	2,662	0
BPS	Pay	NDDUWXUS Index	18,063	1-Month USD-LIBOR plus a specified spread	01/19/2017	82,833	0	(978)	0	(978)
	Pay	S&P 500 Total Return Index	122,395	1-Month USD-LIBOR plus a specified spread	01/19/2017	484,433	0	(966)	0	(966)
	Pay	S&P 500 Total Return Index	1,185	1-Month USD-LIBOR plus a specified spread	02/16/2017	4,399	0	(299)	0	(299)
CBK	Receive	RALVEIIT Index	2,992,960	1-Month USD-LIBOR plus a specified spread	01/12/2017	317,822	0	12,844	12,844	0
	Receive	RALVEIUT Index	2,905,836	1-Month USD-LIBOR plus a specified spread	01/12/2017	371,075	0	16,708	16,708	0
	Receive	RALVEIUT Index	1,218,098	1-Month USD-LIBOR plus a specified spread	01/19/2017	156,733	0	5,875	5,875	0
	Receive	RALVEIUT Index	1,942,238	1-Month USD-LIBOR plus a specified spread	02/16/2017	249,905	0	9,326	9,326	0
DUB	Pay	NDUEEGF Index	314,870	1-Month USD-LIBOR plus a specified spread	01/19/2017	110,066	0	(4,322)	0	(4,322)
FBF	Receive	RALVEIET Index	1,634,988	1-Month USD-LIBOR plus a specified spread	07/15/2016	146,217	0	5,857	5,857	0
	Receive	RALVEIIT Index	34,609	1-Month USD-LIBOR plus a specified spread	01/12/2017	3,675	0	148	148	0
	Pay	NDUEEGF Index	40,588	1-Month USD-LIBOR less a specified spread	01/19/2017	14,224	0	(526)	0	(526)
	Receive	RALVEIET Index	492,971	1-Month USD-LIBOR plus a specified spread	01/19/2017	44,086	0	1,763	1,763	0
	Receive	RALVEIIT Index	5,884,581	1-Month USD-LIBOR plus a specified spread	01/19/2017	641,596	0	8,119	8,119	0
	Receive	RALVEIIT Index	901,930	1-Month USD-LIBOR plus a specified spread	02/16/2017	98,337	0	1,251	1,251	0
	Receive	RALVEIIT Index	1,593,917	1-Month USD-LIBOR plus a specified spread	05/11/2017	170,708	0	5,408	5,408	0
GST	Receive	RALVEIET Index	546,786	1-Month USD-LIBOR plus a specified spread	07/15/2016	48,899	0	1,960	1,960	0
	Receive	RALVEIET Index	2,434,394	1-Month USD-LIBOR plus a specified spread	01/19/2017	213,667	0	12,618	12,618	0
	Receive	RALVEIUT Index	3,341,893	1-Month USD-LIBOR plus a specified spread	01/19/2017	426,760	0	19,168	19,168	0
	Pay	S&P 500 Total Return Index	11,869	1-Month USD-LIBOR plus a specified spread	02/16/2017	47,500	0	415	415	0
JPM	Pay	NDUEEGF Index	322,769	1-Month USD-LIBOR plus a specified spread	01/19/2017	112,827	0	(4,441)	0	(4,441)
SOG	Pay	S&P 500 Total Return Index	13,205	1-Month USD-LIBOR plus a specified spread	02/16/2017	52,265	0	(110)	0	(110)
UBS	Pay	NDDUWXUS Index	32,788	1-Month USD-LIBOR plus a specified spread	02/16/2017	156,953	0	4,816	4,816	0
	Receive	RALVEIET Index	580,485	1-Month USD-LIBOR plus a specified spread	08/24/2017	50,949	0	3,000	3,000	0

							$0	$109,946	$123,174	$(13,228)

Total Swap Agreements							$(1,094)	$108,235	$128,715	$(21,574)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$10,762	$0	$10,762
Corporate Bonds & Notes
Banking & Finance	0	309,424	0	309,424
Industrials	0	41,083	0	41,083
Utilities	0	38,862	0	38,862
Municipal Bonds & Notes
Illinois	0	2,682	0	2,682
U.S. Government Agencies	0	14,622	0	14,622
U.S. Treasury Obligations	0	850,917	0	850,917
Non-Agency Mortgage-Backed Securities	0	147,069	0	147,069
Asset-Backed Securities	0	235,733	0	235,733
Sovereign Issues	0	180,662	0	180,662
Short-Term Instruments
Repurchase Agreements	0	256,010	0	256,010
Short-Term Notes	0	1,600	0	1,600
U.S. Treasury Bills	0	1,531	0	1,531
	$0	$2,090,957	$0	$2,090,957

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$45,998	$0	$0	$45,998

Total Investments	$45,998	$2,090,957	$0	$2,136,955

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(9,924)	0	(9,924)
U.S. Treasury Obligations	0	(21,468)	0	(21,468)
	$0	$(31,392)	$0	$(31,392)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	855	3,181	0	4,036
Over the counter	0	204,633	0	204,633
	$855	$207,814	$0	$208,669

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,142)	(634)	0	(4,776)
Over the counter	0	(113,557)	0	(113,557)

	$(4,142)	$(114,191)	$0	$(118,333)

Totals	$42,711	$2,153,188	$0	$2,195,899

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Asset Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 175.4%
CORPORATE BONDS & NOTES 11.2%
BANKING & FINANCE 7.0%
Ally Financial, Inc.
2.750% due 01/30/2017		$5,300	$5,347
3.250% due 02/13/2018		5,150	5,163
3.500% due 07/18/2016		3,000	3,004
6.250% due 12/01/2017		6,000	6,300
Bank of America Corp.
4.125% due 01/22/2024		2,000	2,158
Bank of America N.A.
1.052% due 05/08/2017		1,500	1,501
Barclays Bank PLC
7.625% due 11/21/2022		6,339	6,834
7.750% due 04/10/2023		1,450	1,499
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	1,150	1,196
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$500	545
BPCE S.A.
4.625% due 07/11/2024		3,300	3,314
CIT Group, Inc.
4.250% due 08/15/2017		100	102
Citigroup, Inc.
1.157% due 05/01/2017		2,300	2,301
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		2,300	2,313
Goldman Sachs Group, Inc.
1.853% due 09/15/2020		10,700	10,686
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	3,200	4,827
7.000% due 04/07/2038		400	676
Intesa Sanpaolo SpA
6.500% due 02/24/2021		$1,900	2,164
Lloyds Bank PLC
9.875% due 12/16/2021		500	517
Novo Banco S.A.
5.000% due 05/14/2019	EUR	1,700	1,377
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	10,500	1,578
2.000% due 04/01/2017		6,900	1,048
Vornado Realty LP
2.500% due 06/30/2019		$500	510

			64,960

INDUSTRIALS 3.9%
Actavis Funding SCS
3.000% due 03/12/2020		11,400	11,756
3.800% due 03/15/2025		2,700	2,814
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	400	426
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$3,000	3,040
Sabine Pass LNG LP
7.500% due 11/30/2016		450	459
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		9,500	9,584
2.700% due 04/01/2020		8,200	8,307

			36,386

UTILITIES 0.3%
AT&T, Inc.
1.051% due 03/30/2017		1,500	1,501
BG Energy Capital PLC
6.500% due 11/30/2072		600	627
Petrobras Global Finance BV
3.000% due 01/15/2019		94	87
3.250% due 04/01/2019	EUR	200	208
3.750% due 01/14/2021		200	195
4.375% due 05/20/2023		$100	82

6.250% due 12/14/2026	GBP	300	321

			3,021

Total Corporate Bonds & Notes (Cost $106,095)			104,367

U.S. GOVERNMENT AGENCIES 8.5%
Fannie Mae, TBA
3.500% due 07/01/2031 - 07/01/2046		$75,000	79,142
Freddie Mac
0.733% due 09/25/2031		47	46
0.813% due 10/25/2029		338	335
11.049% due 05/15/2035		43	49
Small Business Administration
5.902% due 02/10/2018		87	92

Total U.S. Government Agencies (Cost $78,803)			79,664

U.S. TREASURY OBLIGATIONS 121.2%
U.S. Treasury Bonds
2.500% due 02/15/2046 (g)		27,052	28,196
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (i)(k)		18,214	18,492
0.125% due 04/15/2019 (i)(k)		7,412	7,572
0.125% due 01/15/2023 (k)		207	210
0.375% due 07/15/2023 (k)		4,729	4,896
0.625% due 07/15/2021 (k)		393	414
0.625% due 02/15/2043 (k)		6,638	6,481
0.750% due 02/15/2042 (g)		69,132	69,479
0.750% due 02/15/2045 (g)		48,753	49,112
1.000% due 02/15/2046		42,727	46,221
1.250% due 07/15/2020 (k)		395	425
1.375% due 02/15/2044 (g)		161,245	186,877
1.750% due 01/15/2028 (k)		2,398	2,808
1.875% due 07/15/2019 (i)(k)		1,232	1,334
2.125% due 02/15/2040		69,529	91,128
2.125% due 02/15/2041		44,078	58,281
2.500% due 01/15/2029 (g)		142,986	181,464
3.625% due 04/15/2028 (g)		141,514	196,107
3.875% due 04/15/2029 (g)(k)		118,257	170,601
U.S. Treasury Notes
1.625% due 05/15/2026 (g)		9,500	9,622

Total U.S. Treasury Obligations (Cost $1,084,316)			1,129,720

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
Adjustable Rate Mortgage Trust
2.763% due 01/25/2036 ^		222	195
2.929% due 11/25/2035 ^		489	414
Banc of America Funding Ltd.
0.699% due 10/03/2039		516	506
Banc of America Funding Trust
3.070% due 03/20/2036		280	259
Banc of America Re-REMIC Trust
5.673% due 02/17/2051		677	682
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035		57	55
2.430% due 09/25/2035		312	311
3.003% due 12/25/2035 ^		423	327
3.040% due 05/25/2035		69	68
Countrywide Alternative Loan Trust
1.437% due 12/25/2035		324	254
2.952% due 02/25/2037 ^		309	260
GMAC Mortgage Corp. Loan Trust
3.078% due 11/19/2035		352	328
3.834% due 06/19/2035		683	671
GSR Mortgage Loan Trust
2.978% due 09/25/2035		104	107
HomeBanc Mortgage Trust
0.723% due 10/25/2035		72	66
Marche Mutui SRL
0.175% due 02/25/2055	EUR	798	872
2.001% due 01/27/2064		1,333	1,486
Merrill Lynch Mortgage Investors Trust
1.113% due 09/25/2029		$353	350
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		657	669
Residential Accredit Loans, Inc. Trust
0.633% due 06/25/2046		221	90
Residential Asset Securitization Trust
0.903% due 12/25/2036 ^		441	115
5.000% due 08/25/2019		61	61
6.250% due 10/25/2036 ^		321	268
Structured Adjustable Rate Mortgage Loan Trust
2.777% due 02/25/2035		761	732
2.939% due 07/25/2035 ^		200	171

Thornburg Mortgage Securities Trust
1.193% due 09/25/2044		298	274
Trinity Square PLC
1.738% due 07/15/2051	GBP	7,831	10,309
Wachovia Mortgage Loan Trust LLC
2.767% due 10/20/2035		$231	218
WaMu Mortgage Pass-Through Certificates Trust
0.713% due 11/25/2045		440	404
0.723% due 12/25/2045		138	129
0.743% due 07/25/2045		41	39
0.773% due 08/25/2045		797	739
0.873% due 06/25/2044		1,199	1,076
2.514% due 09/25/2033		109	110
Wells Fargo Mortgage-Backed Securities Trust
2.833% due 07/25/2034		156	158

Total Non-Agency Mortgage-Backed Securities (Cost $24,425)			22,773

ASSET-BACKED SECURITIES 14.7%
ACE Securities Corp. Home Equity Loan Trust
0.513% due 10/25/2036		55	30
Bayview Opportunity Master Fund Trust
4.350% due 01/28/2031		440	442
Bear Stearns Asset-Backed Securities Trust
1.453% due 10/25/2037		1,227	1,139
2.553% due 03/25/2035		2,059	1,947
Carlyle Global Market Strategies CLO Ltd.
1.864% due 04/20/2022		16,400	16,384
CIFC Funding Ltd.
2.030% due 12/05/2024		14,100	14,068
Citigroup Mortgage Loan Trust, Inc.
1.073% due 07/25/2035		5,000	4,220
1.428% due 05/25/2035		3,247	3,088
Credit-Based Asset Servicing and Securitization LLC
0.513% due 11/25/2036		27	17
First Franklin Mortgage Loan Trust
1.033% due 09/25/2035		7,000	5,961
Fortress Credit Investments Ltd.
1.883% due 07/17/2023		3,611	3,593
Fraser Sullivan CLO Ltd.
1.709% due 04/20/2023		2,073	2,064
GSAMP Trust
0.593% due 06/25/2036		2,377	2,034
JPMorgan Mortgage Acquisition Trust
0.623% due 04/25/2036		1,459	1,440
LCM LP
1.830% due 07/14/2022		4,331	4,330
1.893% due 10/19/2022		15,400	15,328
Madison Park Funding Ltd.
1.916% due 08/15/2022		10,300	10,287
MASTR Specialized Loan Trust
1.653% due 07/25/2035		1,417	1,188
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		894	434
Mountain View Funding CLO Ltd.
0.888% due 04/15/2019		134	134
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.488% due 02/25/2035		4,350	4,235
Residential Asset Mortgage Products Trust
0.633% due 10/25/2036		3,332	3,298
1.428% due 04/25/2034		1,593	1,382
Saxon Asset Securities Trust
0.893% due 11/25/2037		8,000	6,999
Securitized Asset-Backed Receivables LLC Trust
0.743% due 11/25/2035		1,461	1,383
Soundview Home Loan Trust
0.513% due 11/25/2036		368	147
Symphony CLO Ltd.
1.586% due 07/23/2023		16,900	16,850
VOLT LLC
3.500% due 06/26/2045		472	469
Voya CLO Ltd.
1.928% due 10/15/2022		6,800	6,785
1.948% due 10/15/2022		7,200	7,189
Wood Street CLO BV
0.117% due 03/29/2021	EUR	8	9

Total Asset-Backed Securities (Cost $137,335)			136,874

SOVEREIGN ISSUES 13.7%
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,700	1,925
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	118,920	35,778
0.000% due 01/01/2017 (b)		59,700	17,404

France Government International Bond
1.850% due 07/25/2027 (d)	EUR	1,816	2,617
2.250% due 07/25/2020 (d)		927	1,172
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (d)		16,367	20,890
Japan Government International Bond
0.100% due 03/10/2026 (d)	JPY	318,554	3,310
0.300% due 09/20/2016		150,000	1,454
Mexico Government International Bond
4.500% due 12/04/2025 (d)	MXN	181,339	11,329
4.500% due 11/22/2035 (d)		6,477	413
4.750% due 06/14/2018		17,587	961
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	516	385
2.500% due 09/20/2035 (d)		10,075	8,080
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	100,000	916
4.750% due 04/17/2019	EUR	1,039	1,046
5.000% due 08/22/2016	JPY	80,000	772
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	3,178	4,945
0.125% due 03/22/2044 (d)		2,404	4,731
0.125% due 03/22/2046 (d)		4,719	9,522

Total Sovereign Issues (Cost $121,763)			127,650

SHORT-TERM INSTRUMENTS 3.7%
REPURCHASE AGREEMENTS (f) 2.1%			20,039

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 1.2%
(0.240)% due 09/26/2016 (c)	JPY	1,110,000	10,756

U.S. TREASURY BILLS 0.4%
0.210% due 07/21/2016 - 12/08/2016 (a)(b)(i)(k)		$3,536	3,535

Total Short-Term Instruments (Cost $34,055)			34,330

Total Investments in Securities (Cost $1,586,792)			1,635,378

	SHARES
INVESTMENTS IN AFFILIATES 11.5%
SHORT-TERM INSTRUMENTS 11.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.5%
PIMCO Short-Term Floating NAV Portfolio III		10,870,007	107,439

Total Short-Term Instruments (Cost $107,430)			107,439

Total Investments in Affiliates (Cost $107,430)			107,439

Total Investments 186.9% (Cost $1,694,222)			$1,742,817
Financial Derivative Instruments (h)(j) (0.7)% (Cost or Premiums, net $(118))			(6,364)
Other Assets and Liabilities, net (86.2)%			(803,996)

Net Assets 100.0%			$932,457

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.500%	06/30/2016	07/01/2016	$9,491	U.S. Treasury Inflation Protected Securities 2.500% due 01/15/2029	$(9,520)	$9,491	$9,491
BOS	0.800	06/30/2016	07/01/2016	6,000	U.S. Treasury Bonds 3.000% due 05/15/2045	(6,142)	6,000	6,000
SSB	0.010	06/30/2016	07/01/2016	4,548	U.S. Treasury Notes 1.000% due 05/15/2018	(4,644)	4,548	4,548

Total Repurchase Agreements						$(20,306)	$20,039	$20,039

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.570%	04/05/2016	07/05/2016	$(201,910)	$(202,188)
	0.580	04/18/2016	07/18/2016	(65,485)	(65,563)
	0.580	06/09/2016	07/18/2016	(3,564)	(3,565)
	0.580	06/14/2016	07/18/2016	(21,025)	(21,031)
	0.580	06/16/2016	07/15/2016	(122,590)	(122,620)
	0.580	06/22/2016	07/18/2016	(85,296)	(85,309)
	0.620	04/11/2016	10/11/2016	(33,745)	(33,792)
GRE	0.630	04/13/2016	07/13/2016	(66,382)	(66,474)
RDR	0.600	04/19/2016	07/19/2016	(84,488)	(84,590)
	0.600	06/09/2016	07/21/2016	(23,776)	(23,785)

Total Reverse Repurchase Agreements					$(708,917)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.460%	05/11/2016	07/11/2016	$(9,217)	$(9,224)
MSC	(2.950)	06/30/2016	07/01/2016	(6,089)	(6,088)

Total Sale-Buyback Transactions					$(15,312)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(871,544) at a weighted average interest rate of 0.583%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	07/01/2046	$3,000	$(3,200)	$(3,216)

Total Short Sales				$(3,200)	$(3,216)

(g)	Securities with an aggregate market value of $740,421 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$127.000	08/26/2016	760	$6	$6
Put - CBOT U.S. Treasury 5-Year Note September Futures	140.000	08/26/2016	244	2	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	151.000	08/26/2016	601	5	1
Call - CBOT U.S. Treasury 30-Year Bond September Futures	210.000	08/26/2016	187	2	0

				$15	$7

Total Purchased Options				$15	$7

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	583	$242	$22	$0
90-Day Eurodollar December Futures	Short	12/2017	583	(356)	0	(29)
Call Options Strike @ EUR 135.500 on Euro-Bobl September Futures	Long	08/2016	26	0	0	0
Call Options Strike @ EUR 168.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2016	59	3	5	(1)
Call Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	30	6	2	0
Call Options Strike @ EUR 183.000 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	182	0	0	0
Call Options Strike @ USD 53.000 on Brent Crude September Futures	Short	07/2016	52	12	27	0
Euro-Bobl September Futures	Short	09/2016	6	(9)	0	0
Euro-BTP Italy Government Bond September Futures	Short	09/2016	130	(172)	34	(123)
Euro-Bund 10-Year Bond September Futures	Short	09/2016	54	(142)	10	(16)
Euro-OAT France Government 10-Year Bond September Futures	Short	09/2016	17	(54)	0	(12)
Japan Government 10-Year Bond September Futures	Short	09/2016	3	(26)	2	(3)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	2,525	50	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	430	7	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	2,525	(261)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	430	(25)	0	(3)
U.S. Treasury 5-Year Note September Futures	Short	09/2016	760	(1,592)	0	(59)
U.S. Treasury 10-Year Note September Futures	Short	09/2016	562	(1,750)	44	0
U.S. Treasury 30-Year Bond September Futures	Short	09/2016	187	(1,598)	123	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2016	151	1,899	0	(137)

Total Futures Contracts				$(3,766)	$269	$(383)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-26 5-Year Index	(5.000)%	06/20/2021	$54,000	$(1,816)	$(866)	$0	$(248)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill *	0.900%	04/17/2018	CAD	34,200	$14	$4	$1	$0
Receive	3-Month USD-LIBOR *	0.996	04/05/2018		$26,300	(60)	(60)	0	(5)
Receive	3-Month USD-LIBOR *	3.000	09/16/2025		38,200	(2,285)	(1,930)	77	0
Receive	3-Month USD-LIBOR	2.350	10/02/2025		38,600	(3,573)	(2,670)	72	0
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		35,700	(1,769)	(1,515)	72	0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		10,000	(333)	(301)	21	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		15,100	(426)	(369)	31	0
Receive	3-Month USD-LIBOR *	2.300	04/21/2026		30,900	(708)	(580)	64	0
Receive	3-Month USD-LIBOR *	2.300	04/27/2026		42,100	(960)	(796)	87	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		3,300	(273)	(110)	7	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		25,800	(716)	(268)	57	0
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018	GBP	7,450	(100)	(82)	0	(9)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		25,500	(1,579)	(1,755)	0	(47)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		8,610	(1,572)	(1,563)	0	(61)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	130,000	(106)	(52)	0	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		430,000	(1,672)	(645)	96	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029	MXN	53,200	105	72	38	0

						$(16,013)	$(12,620)	$623	$(122)

Total Swap Agreements						$(17,829)	$(13,486)	$623	$(370)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $10,094 and cash of $3,758 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	23,119	$	33,899	$3,122	$0
	07/2016		$39,274	EUR	35,639	276	0
	07/2016		44,339	GBP	33,325	25	0
	07/2016		5,865	NZD	8,295	57	0
	08/2016	EUR	35,639	$	39,316	0	(275)
	08/2016	GBP	33,325		44,351	0	(24)
	08/2016	NZD	8,295		5,857	0	(57)
	08/2016		$166	TWD	5,360	1	0
	10/2016	BRL	23,100	$	5,861	0	(1,135)
	04/2017	DKK	7,051		1,068	4	0
BPS	07/2016	BRL	31,209		9,157	0	(558)
	07/2016	EUR	763		857	10	0
	07/2016	GBP	12,630		18,545	1,731	0
	07/2016	JPY	712,494		6,561	0	(339)
	07/2016		$9,723	BRL	31,209	0	(8)
	08/2016	JPY	42,500	$	414	2	0
	08/2016		$9,087	BRL	31,209	545	0
	10/2016	BRL	12,100	$	2,915	0	(749)
	01/2017		26,500		6,102	0	(1,714)
	01/2017	DKK	10,605		1,623	29	0
BRC	07/2016		$6,607	EUR	5,974	22	0
	08/2016	EUR	5,974	$	6,614	0	(22)
CBK	07/2016	BRL	18,200		4,860	0	(806)
	07/2016	EUR	1,072		1,216	27	0
	07/2016	JPY	36,600		342	0	(12)
	07/2016		$5,670	BRL	18,200	0	(4)
	07/2016		1,058	GBP	711	0	(111)
	08/2016	AUD	3,471	$	2,538	0	(47)
	08/2016	EUR	315		351	2	0
	08/2016		$7,673	MXN	139,620	15	(89)
	08/2016		282	PLN	1,083	0	(8)
	10/2016	BRL	10,100	$	2,447	0	(612)
DUB	01/2017		32,400		7,488	0	(2,069)
GLM	07/2016	EUR	34,903		38,937	203	0
	07/2016	GBP	1,950		2,852	256	0
	07/2016		$1,247	EUR	1,099	0	(27)
	01/2017	BRL	54,300	$	12,703	0	(3,312)
HUS	07/2016		15,500		4,140	0	(686)
	07/2016		$4,374	BRL	15,500	452	(1)
	08/2016		4,435	CNH	29,124	0	(72)
JPM	07/2016	BRL	31,209	$	9,723	8	0
	07/2016	GBP	3,487		4,766	135	(10)
	07/2016	JPY	1,260,000		11,932	0	(269)
	07/2016		$8,572	BRL	31,209	1,143	0
	07/2016		9,049	GBP	6,189	0	(810)
	08/2016	MXN	376,504	$	20,789	296	0
	08/2016		$7,121	MXN	131,817	54	0
	10/2016	BRL	34,500	$	8,566	0	(1,883)
	01/2017		47,500		11,174	0	(2,836)
	01/2017	CNH	39,848		5,757	0	(171)
MSB	07/2016	BRL	21,350		6,651	5	0
	07/2016		$5,880	BRL	21,350	766	0
	10/2016	BRL	39,120	$	9,431	0	(2,417)
	01/2017		$28,260	BRL	101,000	1,530	0
NAB	07/2016	NZD	12,563	$	8,439	0	(531)
SCX	07/2016		$19,716	JPY	2,009,094	0	(261)
	08/2016	JPY	2,009,094	$	19,737	265	0
	09/2016	CNH	40,007		6,070	88	0
	10/2016		51,942		7,956	197	0
	01/2017		40,300		5,862	0	(133)
TOR	01/2017	BRL	32,000		7,316	0	(2,122)
UAG	07/2016	EUR	5,974		6,585	0	(45)
	07/2016		$2,852	NZD	4,268	195	0

Total Forward Foreign Currency Contracts						$11,461	$(24,225)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC EUR versus USD		$1.350	10/03/2016	EUR	11,000	$1	$2
DUB	Call - OTC USD versus JPY	JPY	111.500	07/07/2016		$3,060	19	0
FBF	Call - OTC USD versus JPY		111.500	07/07/2016		3,900	43	0

							$63	$2

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016		$406,100	$138	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		125,700	109	10
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016		8,400	69	69
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.780	07/21/2016		16,800	36	3
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		3,800	381	468
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		3,800	381	310
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018		16,800	1,146	604
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	12/05/2016		49,100	358	7
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016		275,900	86	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		740,500	241	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		240,300	214	19
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.300	11/14/2016	JPY	1,700,000	69	38
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016		$11,400	96	88
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018		12,800	1,178	653
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018		3,900	390	205
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018		3,900	409	215
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019		4,500	424	274
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	08/08/2016		233,900	82	1
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100	09/28/2016		36,800	125	114
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		2,200	220	271
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		2,200	220	180

								$6,372	$3,529

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae 3.500% due 09/01/2046	$92.000	09/07/2016	$75,000	$3	$0

Total Purchased Options					$6,438	$3,531

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250%	09/21/2016	EUR	4,800	$(17)	$(7)
GST	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.700	07/20/2016		22,800	(23)	(9)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	07/20/2016		22,800	(42)	(17)
JPM	Call - OTC CDX.IG-26 5-Year Index	Buy	0.750	07/20/2016		$64,800	(55)	(47)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.000	07/20/2016		64,800	(79)	(9)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.200	09/21/2016		4,800	(7)	(3)

							$(223)	$(92)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC EUR versus USD		$1.140	07/01/2016	EUR	1,540	$(5)	$0
	Put - OTC USD versus JPY	JPY	101.200	09/15/2016		$6,530	(67)	(104)
DUB	Put - OTC USD versus JPY		104.800	07/07/2016		3,060	(23)	(49)
FBF	Put - OTC USD versus JPY		104.800	07/07/2016		970	(4)	(15)
JPM	Call - OTC EUR versus USD		$1.165	09/15/2016	EUR	5,470	(48)	(19)
	Call - OTC USD versus MXN	MXN	19.000	08/11/2016		$5,760	(65)	(52)
MSB	Put - OTC EUR versus USD		$1.085	08/03/2016	EUR	5,070	(23)	(23)

							$(235)	$(262)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$93,600	$(834)	$(10)
DUB	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	600	(6)	(1)
GLM	Cap - OTC CPALEMU Index	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,000	(409)	(64)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	4,100	(30)	(1)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	300	(2)	0
	Floor - OTC YOY CPURNSA Index	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	29,800	(337)	(286)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	13,300	(245)	(156)

						$(1,863)	$(518)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap *	6-Month GBP-LIBOR	Pay	2.185%	08/12/2016	GBP	100	$(1)	$0
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.400	07/21/2016		$16,400	(21)	(1)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.850	07/25/2016		9,000	(14)	(43)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.250	07/25/2016		9,000	(14)	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770	12/21/2016		16,800	(69)	(69)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.230	07/21/2016		3,300	(15)	(2)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/23/2018		84,000	(1,183)	(551)
FBF	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016		49,100	(390)	(1,343)
GLM	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.850	07/18/2016		12,100	(38)	(50)
MYC	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.000	07/25/2016		400	(1)	(4)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.500	07/25/2016		200	(1)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016		22,800	(97)	(86)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018		59,500	(1,181)	(532)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018		18,200	(391)	(173)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018		18,200	(410)	(180)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019		21,300	(427)	(240)
NGF	Call - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	0.890	09/28/2016		73,600	(129)	(112)

								$(4,382)	$(3,387)

Total Written Options								$(6,703)	$(4,259)

*	The underlying security has a forward starting effective date.

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Italy Government International Bond	1.000%	03/20/2019	1.022%		$1,000	$(17)	$17	$0	$0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	420	(4)	5	1	0
GST	Greece Government International Bond	1.000	12/20/2016	11.983		$100	(7)	2	0	(5)

							$(28)	$24	$1	$(5)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	6,200	$2	$750	$752	$0
	Pay	1-Month GBP-UKRPI	3.306	04/08/2035		2,600	0	262	262	0
	Receive	3-Month USD-CPURNSA Index	1.010	10/16/2017		$3,100	0	20	20	0
	Receive	3-Month USD-CPURNSA Index	1.565	06/07/2018		2,100	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA Index	1.493	06/30/2021		5,600	0	26	26	0
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	0	11	11	0
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	700	0	(4)	0	(4)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		600	0	(5)	0	(5)
	Receive	3-Month USD-CPURNSA Index	1.560	11/05/2016		$12,300	0	(204)	0	(204)
CBK	Pay	1-Month GBP-UKRPI	3.430	06/15/2030	GBP	10,600	7	1,278	1,285	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		400	0	29	29	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030		4,670	41	277	318	0
	Pay	1-Month GBP-UKRPI	3.140	04/15/2031		800	(4)	15	11	0
	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016	EUR	18,900	1	(77)	0	(76)
	Pay	3-Month EUR-EXT-CPI Index	0.830	05/15/2018		12,900	0	(13)	0	(13)
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018		400	(1)	(3)	0	(4)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018		300	0	(3)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		600	0	(5)	0	(5)
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		1,730	0	(6)	0	(6)
	Receive	3-Month EUR-EXT-CPI Index	0.875	05/15/2021		9,800	0	(56)	0	(56)
	Pay	3-Month EUR-EXT-CPI Index	1.178	05/15/2026		2,400	0	42	42	0
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		600	(1)	(4)	0	(5)
DUB	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017		1,000	0	(7)	0	(7)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017		400	0	(3)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		700	0	(5)	0	(5)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		1,500	1	(13)	0	(12)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		500	(1)	(3)	0	(4)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		$900	6	(123)	0	(117)
	Receive	3-Month USD-CPURNSA Index	2.560	05/08/2023		1,700	0	(232)	0	(232)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	1,100	0	116	116	0
	Pay	1-Month GBP-UKRPI	3.140	04/15/2031		500	0	7	7	0
	Pay	1-Month GBP-UKRPI	3.335	04/15/2035		10,900	6	1,222	1,228	0
GLM	Receive	1-Month GBP-UKRPI	3.145	05/15/2046		5,980	102	(178)	0	(76)
	Receive	1-Month GBP-UKRPI	3.120	06/15/2046		3,200	0	57	57	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	500	0	(5)	0	(5)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		600	0	(5)	0	(5)
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017		$1,800	0	(94)	0	(94)
	Pay	3-Month USD-CPURNSA Index	2.060	05/12/2025		42,200	0	2,068	2,068	0
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	200	0	23	23	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		1,300	0	95	95	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	1,300	0	(9)	0	(9)
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	5,800	0	560	560	0
	Receive	3-Month EUR-EXT-CPI Index	0.623	09/15/2018	EUR	800	0	(7)	0	(7)
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		790	0	(3)	0	(3)
SOG	Receive	3-Month EUR-EXT-CPI Index	0.680	10/15/2018		500	0	(5)	0	(5)
UAG	Pay	1-Month GBP-UKRPI	3.195	04/15/2030	GBP	15,800	0	1,062	1,062	0
	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017	EUR	2,800	1	(17)	0	(16)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		500	0	(4)	0	(4)

							$160	$6,826	$7,972	$(986)

Total Swap Agreements							$132	$6,850	$7,973	$(991)

(k)	Securities with an aggregate market value of $11,741 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$64,960	$0	$64,960
Industrials	0	36,386	0	36,386
Utilities	0	3,021	0	3,021
U.S. Government Agencies	0	79,664	0	79,664
U.S. Treasury Obligations	0	1,129,720	0	1,129,720
Non-Agency Mortgage-Backed Securities	0	22,773	0	22,773
Asset-Backed Securities	0	136,874	0	136,874
Sovereign Issues	0	127,650	0	127,650
Short-Term Instruments
Repurchase Agreements	0	20,039	0	20,039
Japan Treasury Bills	0	10,756	0	10,756
U.S. Treasury Bills	0	3,535	0	3,535
	$0	$1,635,378	$0	$1,635,378

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$107,439	$0	$0	$107,439

Total Investments	$107,439	$1,635,378	$0	$1,742,817

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,216)	$0	$(3,216)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	269	630	0	899
Over the counter	0	22,965	0	22,965
	$269	$23,595	$0	$23,864

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(383)	(370)	0	(753)
Over the counter	0	(29,475)	0	(29,475)

	$(383)	$(29,845)	$0	$(30,228)

Totals	$107,325	$1,625,912	$0	$1,733,237

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 133.8%
BANK LOAN OBLIGATIONS 0.0%
Valeant Pharmaceuticals International, Inc.
5.000% due 04/01/2022		$194	$189

Total Bank Loan Obligations (Cost $183)			189

CORPORATE BONDS & NOTES 6.3%
BANKING & FINANCE 4.9%
Allstate Life Global Funding Trusts
1.279% due 11/25/2016		2,500	2,493
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		32,100	31,659
2.750% due 01/30/2017		92,900	93,729
3.250% due 02/13/2018		1,100	1,103
3.600% due 05/21/2018		7,000	7,035
5.500% due 02/15/2017		15,000	15,248
6.250% due 12/01/2017		300	315
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (e)	EUR	4,600	4,390
9.000% due 05/09/2018 (e)		$800	800
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	400	441
Banco Santander S.A.
6.250% due 09/11/2021 (e)		1,300	1,225
Bank of America N.A.
1.052% due 05/08/2017		$4,800	4,804
1.750% due 06/05/2018		60,800	61,223
Barclays Bank PLC
7.625% due 11/21/2022		41,372	44,604
Barclays PLC
5.250% due 08/17/2045		5,600	5,894
6.500% due 09/15/2019 (e)	EUR	4,300	4,247
6.625% due 09/15/2019 (e)		$800	718
8.000% due 12/15/2020 (e)	EUR	6,000	6,239
8.250% due 12/15/2018 (e)		$2,501	2,456
Bear Stearns Cos. LLC
7.250% due 02/01/2018		10,850	11,830
BPCE S.A.
4.625% due 07/11/2024		14,600	14,663
Cooperatieve Rabobank UA
8.375% due 07/26/2016 (e)		4,700	4,726
8.400% due 06/29/2017 (e)		4,700	4,929
Corp. Andina de Fomento
3.950% due 10/15/2021 (d)	MXN	112,729	6,297
Credit Agricole S.A.
7.500% due 06/23/2026 (e)	GBP	622	746
7.875% due 01/23/2024 (e)		$3,000	2,880
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		11,300	11,366
Eksportfinans ASA
2.875% due 11/16/2016	CHF	400	413
5.500% due 06/26/2017		$4,750	4,922
Goldman Sachs Group, Inc.
1.853% due 09/15/2020		51,900	51,830
3.500% due 01/23/2025		3,715	3,826
3.750% due 05/22/2025		100	105
International Lease Finance Corp.
6.750% due 09/01/2016		1,800	1,810
7.125% due 09/01/2018		21,600	23,770
Intesa Sanpaolo SpA
2.375% due 01/13/2017		300	301
JPMorgan Chase & Co.
1.188% due 04/25/2018		17,550	17,528
2.750% due 06/23/2020		20,876	21,525
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		4,500	316
Lloyds Bank PLC
1.750% due 05/14/2018		28,550	28,477
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	8,325	10,502
7.875% due 06/27/2029 (e)		1,084	1,369
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,100	1,220
Navient Corp.
1.533% due 11/01/2016		$2,975	2,950

Nykredit Realkredit A/S
4.000% due 06/03/2036	EUR	300	326
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	86,600	13,016
2.000% due 04/01/2017		46,200	7,014
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	1,300	1,606
UBS AG
4.750% due 05/22/2023		$3,100	3,177
7.250% due 02/22/2022		1,200	1,233
7.625% due 08/17/2022		1,500	1,702

			544,998

INDUSTRIALS 1.2%
AbbVie, Inc.
1.800% due 05/14/2018		13,200	13,299
2.500% due 05/14/2020		6,100	6,250
3.200% due 11/06/2022		1,400	1,450
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	3,100	3,477
Hellenic Railways Organization S.A.
4.028% due 03/17/2017		17,900	19,045
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$15,675	15,883
MGM Resorts International
7.625% due 01/15/2017		22,864	23,607
Pearson Dollar Finance PLC
6.250% due 05/06/2018		19,200	20,589
Sabine Pass LNG LP
7.500% due 11/30/2016		600	612
Telefonica Emisiones S.A.U.
1.292% due 06/23/2017		23,400	23,373
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,610	3,096

			130,681

UTILITIES 0.2%
Petrobras Global Finance BV
2.768% due 01/15/2019		1,300	1,178
3.000% due 01/15/2019		840	780
3.250% due 04/01/2019	EUR	500	519
3.536% due 03/17/2020		$3,000	2,655
4.375% due 05/20/2023		1,800	1,467
4.875% due 03/17/2020		3,500	3,290
5.375% due 01/27/2021		7,142	6,606
5.750% due 01/20/2020		1,300	1,257
6.250% due 12/14/2026	GBP	1,000	1,070
6.625% due 01/16/2034		100	100
7.875% due 03/15/2019		$600	621

			19,543

Total Corporate Bonds & Notes (Cost $708,324)			695,222

U.S. GOVERNMENT AGENCIES 8.5%
Fannie Mae
0.513% due 07/25/2037		885	868
0.523% due 12/25/2036		197	196
0.583% due 03/25/2036		346	333
0.803% due 07/25/2037 - 05/25/2042		398	399
0.893% due 05/25/2036		191	191
0.898% due 02/25/2037		1,042	1,042
1.610% due 06/01/2043 - 10/01/2044		1,371	1,399
1.842% due 04/01/2032		25	26
1.900% due 02/01/2032		6	6
2.090% due 11/01/2033		34	35
2.142% due 10/01/2033		3	3
2.177% due 04/01/2027		46	48
2.354% due 02/01/2034		25	26
2.398% due 04/01/2033		308	325
2.481% due 09/01/2034		20	21
2.557% due 05/25/2035		34	36
2.757% due 05/01/2035		285	300
2.980% due 05/01/2036		34	36
3.360% due 04/01/2035		113	120
4.323% due 12/01/2036		90	94
4.650% due 09/01/2034		55	57
6.500% due 06/25/2028		44	50
Fannie Mae, TBA
3.000% due 07/01/2046 - 08/01/2046		88,000	91,290
3.500% due 07/01/2031 - 08/01/2046		759,000	800,446
Freddie Mac
0.493% due 12/25/2036		580	577
0.712% due 01/15/2037		13	13

0.713% due 08/25/2031	250	245
0.733% due 09/25/2031	612	605
1.610% due 02/25/2045	1,082	1,112
1.810% due 07/25/2044	222	229
2.240% due 09/01/2036	177	188
2.339% due 07/01/2036	144	152
2.406% due 10/01/2036	63	67
2.514% due 01/01/2034	281	300
2.827% due 01/01/2034	308	327
2.841% due 06/01/2033	192	202
4.500% due 07/15/2020	782	814
6.500% due 01/25/2028	19	22
7.000% due 10/15/2030	46	53
Ginnie Mae
0.842% due 06/16/2031 - 03/16/2032	41	41
1.270% due 01/20/2060	31,915	32,097
1.875% due 07/20/2035	28	29
2.000% due 12/20/2035	697	726
NCUA Guaranteed Notes
2.650% due 10/29/2020	147	147
Small Business Administration
5.902% due 02/10/2018	532	562

Total U.S. Government Agencies (Cost $932,071)		935,855

U.S. TREASURY OBLIGATIONS 101.5%
U.S. Treasury Bonds
3.000% due 11/15/2045 (k)	910	1,047
2.500% due 02/15/2046 (g)	$174,835	182,225
2.500% due 05/15/2046	48,690	50,797
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (i)(k)	137,173	139,270
0.125% due 04/15/2019 (g)(i)	375,008	383,104
0.125% due 04/15/2020 (g)(i)	548,896	561,835
0.125% due 01/15/2022 (g)	257,299	262,576
0.125% due 07/15/2022 (g)	1,372,140	1,404,621
0.125% due 01/15/2023 (g)	488,336	495,394
0.125% due 07/15/2024 (g)(k)	157,562	159,361
0.250% due 01/15/2025 (k)	39,703	40,354
0.375% due 07/15/2023 (g)	463,963	480,389
0.625% due 07/15/2021 (g)	1,103,723	1,163,091
0.625% due 01/15/2024	247,206	259,127
0.625% due 02/15/2043 (k)	10,240	9,997
0.750% due 02/15/2042	98,028	98,520
0.750% due 02/15/2045	96,911	97,626
1.000% due 02/15/2046 (k)	92,773	100,359
1.250% due 07/15/2020 (i)(k)	390,106	419,621
1.375% due 07/15/2018 (k)	111	116
1.375% due 01/15/2020 (g)	202,198	216,055
1.375% due 02/15/2044 (g)	586,892	680,187
1.625% due 01/15/2018 (k)	10,809	11,222
1.750% due 01/15/2028	252,425	295,549
1.875% due 07/15/2019 (i)(k)	12,973	14,046
2.125% due 01/15/2019 (i)(k)	12,534	13,453
2.125% due 02/15/2040	100,775	132,081
2.125% due 02/15/2041 (k)	9,580	12,667
2.375% due 01/15/2025	410,483	490,710
2.375% due 01/15/2027	333,339	409,712
2.500% due 07/15/2016 (i)(k)	6,406	6,423
2.500% due 01/15/2029 (k)	174,020	220,850
2.625% due 07/15/2017 (i)(k)	39,256	40,874
3.375% due 04/15/2032 (k)	135	198
3.625% due 04/15/2028 (g)	802,431	1,111,994
3.875% due 04/15/2029 (g)	888,692	1,282,048

Total U.S. Treasury Obligations (Cost $10,856,738)		11,247,499

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Adjustable Rate Mortgage Trust
2.999% due 10/25/2035 ^	1,268	1,141
3.119% due 08/25/2035	1,445	1,401
American Home Mortgage Assets Trust
0.643% due 05/25/2046 ^	740	540
0.663% due 10/25/2046	10,023	6,680
American Home Mortgage Investment Trust
2.478% due 09/25/2045	1,090	1,058
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	446	459
5.723% due 06/10/2049	7,197	7,318
5.933% due 02/10/2051	6,720	6,947
Banc of America Funding Ltd.
0.699% due 10/03/2039	1,216	1,192
Banc of America Funding Trust
3.017% due 01/20/2047 ^	412	348
5.753% due 10/25/2036 ^	335	275
5.837% due 01/25/2037 ^	284	241
5.888% due 04/25/2037 ^	230	201

Banc of America Mortgage Trust
2.966% due 07/25/2035 ^	1,158	1,075
3.095% due 12/25/2034	974	972
Banc of America Re-REMIC Trust
5.673% due 02/17/2051	5,752	5,798
BCAP LLC Trust
0.623% due 01/25/2037 ^	2,406	1,933
5.207% due 03/26/2037	2,621	2,528
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/2035	1,878	1,889
2.750% due 11/25/2030	96	92
2.870% due 02/25/2036 ^	499	420
2.924% due 03/25/2035	1,480	1,493
2.930% due 10/25/2035	1,617	1,601
2.937% due 01/25/2034	1,089	1,086
2.972% due 01/25/2034	338	342
3.040% due 02/25/2034	1,425	1,390
3.143% due 05/25/2047 ^	2,150	1,940
3.254% due 11/25/2034	208	201
Bear Stearns ALT-A Trust
2.860% due 08/25/2036 ^	598	382
2.898% due 08/25/2036 ^	530	393
2.902% due 09/25/2035	133	111
2.907% due 11/25/2036	1,723	1,297
2.913% due 05/25/2035	89	88
Chase Mortgage Finance Trust
2.657% due 12/25/2035 ^	1,296	1,233
2.875% due 02/25/2037	153	151
2.888% due 02/25/2037	110	110
ChaseFlex Trust
0.953% due 06/25/2035	394	252
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.633% due 07/25/2036	564	504
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 09/25/2033	727	728
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035	526	510
2.430% due 09/25/2035	1,897	1,891
2.704% due 07/25/2046 ^	1,606	1,445
2.730% due 10/25/2035	283	280
2.760% due 09/25/2035	2,445	2,425
2.822% due 08/25/2035	791	775
2.870% due 10/25/2035 ^	548	543
2.886% due 03/25/2034	217	215
3.028% due 09/25/2037 ^	665	608
3.040% due 05/25/2035	576	567
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^	1,137	1,133
Countrywide Alternative Loan Trust
0.623% due 01/25/2037 ^	395	328
0.628% due 02/20/2047 ^	113	71
0.643% due 12/20/2046 ^	6,866	5,012
0.658% due 07/20/2046 ^	7,079	3,464
0.768% due 11/20/2035	854	696
1.153% due 10/25/2035 ^	237	179
1.437% due 12/25/2035	1,372	1,075
2.952% due 02/25/2037 ^	6,241	5,252
5.500% due 10/25/2033	1,270	1,276
5.500% due 09/25/2034	3,830	3,944
6.000% due 01/25/2037 ^	3,290	2,599
6.000% due 02/25/2037 ^	119	80
6.500% due 08/25/2032	765	769
Countrywide Home Loan Mortgage Pass-Through Trust
0.743% due 04/25/2035	671	576
2.603% due 04/20/2035	217	215
2.674% due 11/25/2034	21	20
2.676% due 01/20/2035	122	118
2.689% due 11/20/2034	371	350
2.754% due 02/20/2036 ^	192	154
2.757% due 04/20/2036 ^	317	279
2.792% due 03/25/2037 ^	434	304
2.851% due 01/20/2035	265	263
2.910% due 02/25/2047 ^	457	352
2.913% due 04/25/2035 ^	831	720
2.934% due 11/19/2033	72	71
5.500% due 11/25/2035 ^	279	248
5.500% due 04/25/2038	714	727
Countrywide Home Loan Reperforming REMIC Trust
0.793% due 06/25/2035	2,548	2,272
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040	1,109	1,120
Credit Suisse First Boston Mortgage Securities Corp.
2.677% due 07/25/2033	21	21
2.793% due 04/25/2034	127	126

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^		543	289
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		260	131
Deco UK PLC
0.751% due 01/27/2020	GBP	1,099	1,425
Deutsche ALT-A Securities, Inc.
3.322% due 10/25/2035		$205	173
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.055% due 06/26/2035		492	489
First Horizon Alternative Mortgage Securities Trust
2.426% due 09/25/2034		409	398
2.684% due 06/25/2034		760	742
6.250% due 08/25/2037 ^		365	284
First Horizon Mortgage Pass-Through Trust
2.929% due 08/25/2035		1,207	1,062
GreenPoint Mortgage Funding Trust
0.893% due 06/25/2045		1,097	958
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039		584	589
Grifonas Finance PLC
0.152% due 08/28/2039	EUR	260	207
GSR Mortgage Loan Trust
2.890% due 11/25/2035 ^		$1,475	1,339
2.893% due 11/25/2035		117	113
2.978% due 09/25/2035		522	535
2.980% due 04/25/2035		147	141
3.061% due 11/25/2035		1,209	1,161
3.072% due 05/25/2035		1,229	1,141
3.182% due 07/25/2035		734	722
HarborView Mortgage Loan Trust
0.638% due 07/21/2036		914	735
0.668% due 05/19/2035		13	10
0.679% due 03/19/2036		1,231	880
0.698% due 01/19/2036		2,544	1,733
0.758% due 11/19/2035		1,588	1,312
0.788% due 06/20/2035		374	341
2.697% due 04/19/2034		208	206
2.963% due 01/19/2035		942	927
HomeBanc Mortgage Trust
0.723% due 10/25/2035		2,558	2,362
2.719% due 04/25/2037 ^		1,403	894
Impac CMB Trust
1.353% due 10/25/2033		265	254
IndyMac Mortgage Loan Trust
0.653% due 06/25/2046		3,086	2,311
0.753% due 11/25/2035 ^		291	170
0.753% due 06/25/2037 ^		474	249
2.763% due 08/25/2035		319	264
2.763% due 08/25/2035 ^		254	210
2.835% due 10/25/2034		805	775
2.837% due 12/25/2034		167	158
2.926% due 06/25/2036		485	452
3.019% due 01/25/2036 ^		356	296
3.034% due 10/25/2035		253	208
3.092% due 11/25/2035 ^		688	643
3.240% due 11/25/2035 ^		65	60
4.113% due 08/25/2036		761	721
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		11,854	11,961
5.794% due 02/12/2051		1,069	1,110
JPMorgan Mortgage Trust
2.710% due 10/25/2035 ^		223	182
2.747% due 11/25/2035		558	529
2.771% due 08/25/2035		645	637
2.785% due 08/25/2035		697	685
2.825% due 06/25/2036		64	57
2.870% due 07/25/2035		968	951
2.901% due 06/25/2035		67	67
2.928% due 07/25/2035		150	149
2.944% due 04/25/2035		89	89
3.030% due 07/25/2035		278	275
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		5,215	5,282
5.866% due 09/15/2045		10,565	11,057
Luminent Mortgage Trust
0.626% due 12/25/2036 ^		1,411	1,162
Marche Mutui SRL
0.175% due 02/25/2055	EUR	3,407	3,724
2.001% due 01/27/2064		5,729	6,385
MASTR Adjustable Rate Mortgages Trust
0.663% due 04/25/2046		$2,720	1,938
2.574% due 12/25/2033		1,743	1,685
2.734% due 12/25/2033		76	75
2.924% due 11/21/2034		759	774

MASTR Alternative Loan Trust
0.853% due 03/25/2036	1,083	187
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.142% due 11/15/2031	164	154
1.182% due 09/15/2030	72	71
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.882% due 12/15/2030	258	247
0.922% due 06/15/2030	145	138
1.302% due 08/15/2032	307	292
2.610% due 10/20/2029	95	95
Merrill Lynch Mortgage Investors Trust
0.663% due 02/25/2036	650	593
0.703% due 11/25/2035	1,103	1,017
1.413% due 03/25/2030	66	64
1.457% due 10/25/2035	886	842
1.613% due 11/25/2029	37	36
2.228% due 10/25/2035	2,366	2,298
2.459% due 12/25/2034	877	877
2.476% due 12/25/2035	237	218
2.520% due 10/25/2035	713	679
2.554% due 02/25/2033	1,634	1,571
2.650% due 02/25/2035	721	706
2.652% due 05/25/2036	717	691
2.766% due 02/25/2034	2,250	2,261
2.939% due 09/25/2035 ^	322	291
2.965% due 06/25/2037	763	735
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	4,210	4,381
Morgan Stanley Capital Trust
6.102% due 06/11/2049	2,112	2,192
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	359	253
Morgan Stanley Re-REMIC Trust
6.245% due 08/15/2045	4,106	4,189
New York Mortgage Trust
2.949% due 05/25/2036 ^	438	396
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.962% due 02/25/2036 ^	234	192
5.820% due 03/25/2047	527	524
6.138% due 03/25/2047	488	486
Provident Funding Mortgage Loan Trust
2.834% due 08/25/2033	1,035	1,063
2.888% due 04/25/2034	39	39
Residential Accredit Loans, Inc. Trust
0.633% due 06/25/2046	3,683	1,501
0.733% due 12/25/2045	1,839	1,287
0.753% due 08/25/2035	136	107
1.797% due 09/25/2045	184	149
3.869% due 09/25/2035 ^	393	317
6.000% due 10/25/2034	110	116
Residential Asset Securitization Trust
0.853% due 01/25/2046 ^	94	44
5.000% due 08/25/2019	92	92
5.500% due 06/25/2033	221	225
6.250% due 10/25/2036 ^	1,286	1,070
Sequoia Mortgage Trust
0.648% due 07/20/2036	2,335	2,120
1.148% due 10/19/2026	51	49
1.208% due 10/20/2027	76	71
1.248% due 10/20/2027	136	133
1.348% due 12/20/2032	152	147
1.401% due 05/20/2034	975	932
Structured Adjustable Rate Mortgage Loan Trust
0.773% due 10/25/2035	1,124	927
1.810% due 01/25/2035	35	28
2.478% due 10/25/2037 ^	386	259
2.636% due 09/25/2035	1,284	1,135
2.743% due 11/25/2035 ^	290	231
2.826% due 08/25/2035	197	183
2.830% due 02/25/2034	517	513
2.859% due 09/25/2036 ^	1,120	739
2.872% due 05/25/2036 ^	799	730
2.926% due 04/25/2034	16	16
2.949% due 09/25/2034	33	32
Structured Asset Mortgage Investments Trust
0.573% due 08/25/2036	7,287	5,478
0.583% due 03/25/2037	259	194
0.643% due 07/25/2046 ^	7,089	5,595
0.663% due 04/25/2036	1,284	924
0.663% due 05/25/2036	5,123	3,972
0.698% due 07/19/2035	1,337	1,275
0.763% due 12/25/2035 ^	454	325
1.108% due 09/19/2032	282	275
1.108% due 10/19/2034	115	110
1.148% due 03/19/2034	325	316

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.787% due 01/25/2034		40	39
Structured Asset Securities Corp. Trust
5.500% due 05/25/2035		245	250
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		1,230	153
Trinity Square PLC
1.738% due 07/15/2051	GBP	14,436	19,004
WaMu Mortgage Pass-Through Certificates Trust
0.713% due 11/25/2045		$5,179	4,754
0.743% due 07/25/2045		41	39
0.743% due 10/25/2045		4,092	3,814
0.853% due 10/25/2044		511	457
1.003% due 07/25/2044		2,550	2,340
1.133% due 01/25/2045		1,632	1,489
1.137% due 03/25/2047 ^		7,506	5,659
1.207% due 05/25/2047		1,096	914
1.230% due 12/25/2046 ^		3,888	3,039
1.417% due 06/25/2046		142	132
1.437% due 02/25/2046		1,033	941
1.637% due 11/25/2042		66	61
1.837% due 06/25/2042		186	179
1.940% due 02/27/2034		1,232	1,207
2.008% due 01/25/2037 ^		2,207	1,874
2.225% due 12/25/2036 ^		1,416	1,222
2.277% due 04/25/2037 ^		1,478	1,271
2.408% due 05/25/2037 ^		3,068	2,458
2.439% due 02/25/2037 ^		3,481	3,050
2.482% due 03/25/2033		3,600	3,578
2.503% due 09/25/2035		3,288	3,210
2.567% due 12/25/2035		72	68
2.621% due 12/25/2035		827	763
2.769% due 03/25/2034		136	136
2.798% due 03/25/2035		202	203
2.818% due 06/25/2033		759	767
5.933% due 08/25/2046 ^		3,919	3,566
Washington Mutual Mortgage Pass-Through Certificates Trust
1.407% due 05/25/2046		2,204	1,668

Wells Fargo Mortgage-Backed Securities Trust
2.751% due 10/25/2035		1,439	1,397
2.760% due 03/25/2036		217	214
2.777% due 06/25/2035		170	168
2.836% due 01/25/2035		1,296	1,285
2.851% due 01/25/2035		522	509
2.852% due 04/25/2036		396	383
2.855% due 03/25/2036 ^		2,827	2,648
2.868% due 04/25/2036		665	658
2.880% due 06/25/2035		37	38
2.954% due 10/25/2035		237	239
2.974% due 03/25/2035		448	451
6.000% due 08/25/2036		2,009	2,004

Total Non-Agency Mortgage-Backed Securities (Cost $294,767)			313,421

ASSET-BACKED SECURITIES 2.5%
ACE Securities Corp. Home Equity Loan Trust
2.253% due 10/25/2032		97	94
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.073% due 05/25/2035		1,800	1,484
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.813% due 10/25/2035		2,608	2,493
Asset-Backed Funding Certificates Trust
1.153% due 06/25/2034		2,503	2,347
Asset-Backed Securities Corp. Home Equity Loan Trust
0.618% due 03/25/2036		8,853	8,357
Bayview Opportunity Master Fund Trust
4.350% due 01/28/2031		2,022	2,033
Bear Stearns Asset-Backed Securities Trust
0.563% due 04/25/2031		403	410
1.113% due 10/25/2032		2	2
1.453% due 10/25/2037		864	802
Citigroup Mortgage Loan Trust, Inc.
0.673% due 08/25/2036		1,250	1,123
1.073% due 07/25/2035		7,280	6,145
Cordatus CLO PLC
0.165% due 07/25/2024	EUR	10,606	11,610
0.968% due 01/30/2024	GBP	1,041	1,371
0.968% due 07/25/2024		1,995	2,566
Countrywide Asset-Backed Certificates Trust
0.603% due 02/25/2037		$1,110	1,065
1.053% due 08/25/2035		59	58
1.073% due 08/25/2035		1,325	1,281
1.233% due 11/25/2034		1,183	1,156
Eaton Vance CDO PLC
0.045% due 02/22/2027	EUR	1,580	1,733
0.890% due 03/25/2026		$4,890	4,835

0.894% due 02/22/2027		9,645	9,462
0.954% due 02/22/2027		8,084	7,957
0.970% due 03/25/2026		6,258	6,140
Equity One Mortgage Pass-Through Trust
1.053% due 04/25/2034		149	125
First Alliance Mortgage Loan Trust
0.438% due 12/20/2027		6	5
First Franklin Mortgage Loan Trust
1.173% due 05/25/2035		1,100	1,081
First NLC Trust
0.843% due 02/25/2036		1,300	1,136
Fraser Sullivan CLO Ltd.
1.709% due 04/20/2023		1,425	1,419
GSAMP Trust
0.823% due 03/25/2047		3,000	1,959
HSI Asset Securitization Corp. Trust
0.723% due 02/25/2036		2,300	2,030
LCM LP
1.830% due 07/14/2022		214	214
Lehman XS Trust
1.253% due 10/25/2035		1,010	938
Long Beach Mortgage Loan Trust
1.188% due 08/25/2035		100	87
1.248% due 02/25/2035		509	509
Merrill Lynch Mortgage Investors Trust
0.533% due 09/25/2037		134	52
0.573% due 02/25/2037		151	68
Morgan Stanley ABS Capital, Inc. Trust
0.763% due 12/25/2035		1,318	1,187
1.253% due 07/25/2037		108	107
Morgan Stanley Dean Witter Capital, Inc. Trust
1.803% due 02/25/2033		1,024	981
Morgan Stanley Home Equity Loan Trust
1.158% due 12/25/2034		109	110
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^		193	127
6.000% due 07/25/2047 ^		222	167
Mountain View Funding CLO Ltd.
0.888% due 04/15/2019		268	268
Neptuno CLO BV
0.087% due 05/24/2023	EUR	2,931	3,197
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.743% due 03/25/2036		$4,100	3,084
NovaStar Mortgage Funding Trust
0.923% due 01/25/2036		2,200	1,785
OHA Credit Partners Ltd.
1.846% due 05/15/2023		480	479
OneMain Financial Issuance Trust
2.470% due 09/18/2024		5,000	5,017
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.943% due 09/25/2035		3,800	3,078
1.428% due 10/25/2034		1,455	1,443
1.443% due 09/25/2034		977	932
1.503% due 10/25/2034		4,900	4,202
Renaissance Home Equity Loan Trust
0.953% due 12/25/2033		601	563
Residential Asset Mortgage Products Trust
0.633% due 10/25/2036		10,498	10,393
0.633% due 08/25/2046		924	902
Residential Asset Securities Corp. Trust
1.398% due 04/25/2035		7,481	6,577
Residential Mortgage Loan Trust
1.953% due 09/25/2029		12	11
Saxon Asset Securities Trust
1.173% due 05/25/2035		500	360
SLM Private Education Loan Trust
3.692% due 05/16/2044		3,260	3,343
SLM Student Loan Trust
0.007% due 06/17/2024	EUR	905	961
1.538% due 07/25/2023		$10,582	9,950
2.138% due 04/25/2023		122,268	122,299
Soundview Home Loan Trust
0.593% due 12/25/2036		235	234
South Carolina Student Loan Corp.
1.423% due 03/02/2020		7,168	7,154
Structured Asset Investment Loan Trust
0.813% due 10/25/2035		554	545
1.158% due 03/25/2034		478	439
Structured Asset Securities Corp. Mortgage Loan Trust
1.957% due 04/25/2035		257	243
Symphony CLO LP
1.729% due 01/09/2023		3,442	3,431
Symphony CLO Ltd.
0.866% due 05/15/2019		210	210
Venture CDO Ltd.
0.864% due 01/20/2022		458	450

Wood Street CLO BV
0.117% due 03/29/2021	EUR	180	199
0.997% due 09/14/2023	GBP	2,677	3,443

Total Asset-Backed Securities (Cost $279,611)			282,018

SOVEREIGN ISSUES 10.8%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	11,900	13,833
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	1,267,740	381,405
0.000% due 01/01/2017 (b)		787,750	229,654
France Government International Bond
1.850% due 07/25/2027 (d)	EUR	17,303	24,944
2.250% due 07/25/2020 (d)		12,107	15,315
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (d)		27,576	32,042
2.350% due 09/15/2024 (d)		56,732	72,409
2.550% due 09/15/2041 (d)		12,755	18,350
3.100% due 09/15/2026 (d)		3,391	4,662
Japan Government International Bond
0.100% due 03/10/2026 (d)	JPY	2,239,830	23,274
0.300% due 09/20/2016		1,490,000	14,446
Mexico Government International Bond
4.000% due 11/08/2046 (d)	MXN	503,404	30,533
4.500% due 12/04/2025 (d)		1,142,830	71,396
4.500% due 11/22/2035 (d)		283,702	18,074
4.750% due 06/14/2018		334,727	18,282
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	87,504	65,227
3.000% due 09/20/2030 (d)		18,831	15,749
New Zealand Government International Bond
5.500% due 04/15/2023		25,400	22,065
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	1,140,000	10,446
4.500% due 07/03/2017		480,000	4,398
5.000% due 08/22/2016		1,130,000	10,902
United Kingdom Gilt
0.125% due 03/22/2024 (d)	GBP	6,987	10,672
0.125% due 03/22/2026 (d)		15,608	24,285
0.125% due 03/22/2044 (d)		17,586	34,600
0.125% due 03/22/2046 (d)		13,212	26,660

Total Sovereign Issues (Cost $1,136,850)			1,193,623

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
GMAC Capital Trust
6.411% due 02/15/2040		428,250	10,629

Total Preferred Securities (Cost $10,706)			10,629

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.3%
JAPAN TREASURY BILLS 1.1%
(0.240)% due 09/26/2016 (b)(c)	JPY	12,470,000	120,833

U.S. TREASURY BILLS 0.2%
0.253% due 07/21/2016 - 12/08/2016 (a)(b)(i)(k)		$21,883	21,872

Total Short-Term Instruments (Cost $139,616)			142,705

Total Investments in Securities (Cost $14,358,866)			14,821,161

	SHARES
INVESTMENTS IN AFFILIATES 4.1%
SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short-Term Floating NAV Portfolio III		46,290,831	457,539

Total Short-Term Instruments (Cost $457,531)	457,539

Total Investments in Affiliates (Cost $457,531)	457,539

Total Investments 137.9% (Cost $14,816,397)	$15,278,700
Financial Derivative Instruments (h)(j) (1.4)% (Cost or Premiums, net $4,455)	(152,757)
Other Assets and Liabilities, net (36.5)%	(4,044,820)

Net Assets 100.0%	$11,081,123

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$32,100	$31,659	0.29%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BSN	0.580%	04/07/2016	07/07/2016	$(3,311)	$(3,316)
	0.580	04/08/2016	07/07/2016	(2,766)	(2,769)
	0.580	04/18/2016	07/18/2016	(5,176)	(5,182)
	0.580	04/20/2016	07/18/2016	(7,166)	(7,175)
	0.620	04/08/2016	10/07/2016	(136,290)	(136,487)
	0.620	04/11/2016	10/11/2016	(297,340)	(297,755)
	0.620	04/28/2016	10/11/2016	(2,688)	(2,691)
	0.620	05/03/2016	10/11/2016	(15,672)	(15,688)
GRE	0.570	05/18/2016	07/18/2016	(1,552)	(1,554)
	0.620	05/27/2016	07/08/2016	(40,710)	(40,734)
IND	0.530	04/20/2016	07/20/2016	(157,878)	(158,045)
	0.550	04/05/2016	07/05/2016	(150,583)	(150,783)
	0.550	05/03/2016	07/06/2016	(28,413)	(28,439)
	0.550	05/26/2016	07/05/2016	(4,977)	(4,980)
	0.560	04/13/2016	07/13/2016	(256,772)	(257,088)
	0.560	04/14/2016	07/14/2016	(13,640)	(13,657)
	0.560	05/03/2016	07/14/2016	(82,650)	(82,726)
	0.570	04/11/2016	07/11/2016	(165,750)	(165,963)
	0.570	05/26/2016	07/11/2016	(2,262)	(2,264)
	0.610	06/21/2016	10/12/2016	(454)	(455)
	0.640	04/15/2016	07/06/2016	(48,998)	(49,065)
	0.640	04/19/2016	07/06/2016	(10,038)	(10,050)
JPS	0.420	06/28/2016	07/12/2016	(177,699)	(177,705)
	0.550	04/13/2016	07/13/2016	(5,918)	(5,925)
	0.720	01/12/2016	07/08/2016	(1,108)	(1,112)
	0.720	04/08/2016	07/08/2016	(14,603)	(14,627)
	0.720	04/15/2016	07/08/2016	(104,250)	(104,410)
RDR	0.600	04/07/2016	07/07/2016	(209,750)	(210,047)
	0.600	04/08/2016	07/08/2016	(57,625)	(57,706)
	0.600	04/11/2016	07/11/2016	(210,570)	(210,854)
	0.600	04/18/2016	07/18/2016	(232,031)	(232,317)
	0.600	04/19/2016	07/19/2016	(260,784)	(261,101)
	0.600	04/21/2016	07/11/2016	(5,947)	(5,954)
	0.600	04/22/2016	07/21/2016	(22,963)	(22,989)
	0.600	05/03/2016	07/08/2016	(104,036)	(104,138)
	0.600	05/27/2016	07/11/2016	(143,000)	(143,083)

Total Reverse Repurchase Agreements					$(2,988,834)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BPG	0.620%	06/30/2016	08/26/2016	$(13,996)	$(13,996)
	0.790	07/01/2016	07/06/2016	(20,869)	(20,869)
MSC	0.639	04/13/2016	07/11/2016	(331)	(332)
	0.639	04/20/2016	07/05/2016	(159,732)	(160,028)
TDM	0.589	04/18/2016	07/14/2016	(147)	(147)
	0.629	04/14/2016	07/14/2016	(1,403)	(1,408)

Total Sale-Buyback Transactions					$(196,780)

(1)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(3,295,452) at a weighted average interest rate of 0.574%.
(2)	Payable for sale-buyback transactions includes $67 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	07/01/2046	$57,000	$(20,297)	$(20,369)

Total Short Sales				$(20,297)	$(20,369)

(g)	Securities with an aggregate market value of $3,055,371 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	4,143	$1,786	$155	$0
90-Day Eurodollar December Futures	Short	12/2017	4,143	(2,662)	0	(207)
Call Options Strike @ EUR 168.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2016	627	35	49	(7)
Call Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	353	72	27	0
Call Options Strike @ USD 53.000 on Brent Crude September Futures	Short	07/2016	579	137	301	0
Euro-Bobl September Futures	Short	09/2016	144	(211)	5	(5)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	770	(882)	229	(720)
Euro-Bund 10-Year Bond September Futures	Short	09/2016	467	(1,035)	72	(139)
Euro-OAT France Government 10-Year Bond September Futures	Short	09/2016	169	(540)	0	(116)
Japan Government 10-Year Bond September Futures	Short	09/2016	22	(151)	13	(19)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	11,882	204	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	3,265	51	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	11,882	(1,181)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	3,265	(186)	0	(27)
U.S. Treasury 5-Year Note September Futures	Short	09/2016	1,925	(4,203)	0	(151)
U.S. Treasury 10-Year Note September Futures	Long	09/2016	6,443	21,096	0	(503)
U.S. Treasury 30-Year Bond September Futures	Short	09/2016	418	(2,992)	274	0

Total Futures Contracts				$9,338	$1,125	$(1,894)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-26 5-Year Index	(5.000)%	06/20/2021	$63,930	$(2,151)	$(1,011)	$0	$(294)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill *	0.900%	04/17/2018	CAD	243,070	$102	$38	$7	$0
Pay	3-Month CAD-Bank Bill *	2.250	06/16/2026		144,050	3,061	1,864	110	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		$56,000	(670)	(536)	0	(11)
Receive	3-Month USD-LIBOR *	0.996	04/05/2018		187,100	(428)	(428)	0	(38)
Pay	3-Month USD-LIBOR	1.250	06/15/2018		131,700	1,346	1,421	38	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		187,640	(8,752)	(4,164)	0	(10)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		108,300	7,680	6,927	0	(71)
Receive	3-Month USD-LIBOR	3.000	09/16/2025		28,100	(1,681)	(1,597)	56	0
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		913,800	(45,284)	(14,297)	1,843	0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		727,600	(24,221)	(21,893)	1,498	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		279,600	(7,886)	(6,829)	576	0
Receive	3-Month USD-LIBOR *	2.300	04/21/2026		150,000	(3,436)	(2,813)	311	0
Receive	3-Month USD-LIBOR *	2.300	04/27/2026		186,500	(4,254)	(3,526)	387	0
Pay	3-Month USD-LIBOR *	2.100	05/20/2026		4,460	58	58	0	(9)
Receive	3-Month USD-LIBOR	2.250	06/15/2026		64,120	(5,388)	(2,194)	121	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		642,840	(18,394)	(9,982)	1,363	0
Pay	6-Month AUD-BBR-BBSW *	2.750	06/17/2026	AUD	62,900	755	806	46	0
Pay	6-Month EUR-EURIBOR *	1.100	05/20/2026	EUR	1,040	17	0	0	0
Receive	6-Month GBP-LIBOR *	1.250	09/21/2021	GBP	51,700	(2,091)	(1,506)	0	(69)
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		70,660	(9,258)	(3,952)	0	(114)
Receive	6-Month GBP-LIBOR *	1.900	05/18/2026		86,520	(2,901)	(2,459)	8	(28)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		72,280	(4,474)	(4,206)	0	(133)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		2,740	(745)	(899)	0	(19)
Receive	6-Month JPY-LIBOR *	0.300	05/25/2026	JPY	2,970,000	(363)	(309)	4	0
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		3,390,000	(13,184)	(4,680)	759	0
Pay	28-Day MXN-TIIE	6.420	07/10/2025	MXN	158,800	284	158	92	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		622,100	1,225	1,052	441	0

						$(138,882)	$(73,946)	$7,660	$(502)

Total Swap Agreements						$(141,033)	$(74,957)	$7,660	$(796)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $112,438 and cash of $18,818 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016		$11,464	AUD	15,505	$99	$0
	08/2016	AUD	15,505		$11,453	0	(99)
BOA	07/2016		$279,100	EUR	253,267	1,963	0
	08/2016	EUR	253,267		$279,399	0	(1,951)
	08/2016		$124	MXN	2,379	5	0
	08/2016		870	TWD	28,168	6	0
	10/2016	BRL	194,640		$48,276	0	(10,673)
	04/2017	DKK	37,901		5,738	19	0
BPS	07/2016	BRL	160,831		47,192	0	(2,875)
	07/2016	EUR	12,161		13,657	161	0
	07/2016	GBP	23,249		34,137	3,187	0
	07/2016	JPY	5,181,777		47,030	0	(3,149)
	07/2016		$50,106	BRL	160,831	0	(39)
	07/2016		1,086	GBP	741	0	(100)
	07/2016		1,263	JPY	131,900	14	0
	08/2016	JPY	320,000		$3,120	18	0
	08/2016		$46,827	BRL	160,831	2,806	0
	08/2016		49,527	MXN	900,630	0	(507)
	10/2016	BRL	256,600		$67,793	0	(9,921)
	01/2017		127,200		29,291	0	(8,226)
	01/2017	DKK	87,466		13,389	243	0
BRC	07/2016		$95,290	EUR	86,157	323	0
	08/2016	EUR	86,157		$95,388	0	(322)
	08/2016		$386	INR	26,090	0	(3)
	08/2016		191	MXN	3,569	4	0
CBK	07/2016	BRL	127,000		$33,910	0	(5,625)
	07/2016	JPY	288,000		2,693	0	(96)
	07/2016		$39,566	BRL	127,000	0	(31)
	07/2016		34,230	EUR	30,280	0	(627)
	07/2016		2,899	GBP	1,964	0	(285)
	07/2016		191,183	JPY	19,567,577	0	(1,694)
	07/2016		1,306	NZD	1,855	18	0
	08/2016	CAD	3,742		$2,888	0	(9)
	08/2016	JPY	19,567,577		191,374	1,724	0
	08/2016		$1,958	CAD	2,537	6	0
	08/2016		2,265	MXN	43,183	85	0
	08/2016		442	PLN	1,694	0	(12)
	08/2016		269	SGD	365	2	0
	10/2016	BRL	163,960		$39,679	0	(9,977)
	01/2017	CNH	62,357		8,978	0	(299)
	01/2017		$608	COP	1,839,942	0	(2)
DUB	01/2017	BRL	205,150		$47,666	0	(12,843)
	01/2017	CNH	1,945		281	0	(8)
	04/2017	DKK	10,166		1,539	6	0
GLM	07/2016	GBP	8,885		12,996	1,168	0
	07/2016		$1,003	AUD	1,356	8	0
	07/2016		18,522	EUR	16,328	0	(402)
	07/2016		5,888	GBP	4,048	0	(499)
	08/2016		1,071	CAD	1,395	9	0
	08/2016		404	KRW	468,241	2	0
	10/2016	BRL	200		$50	0	(11)
	01/2017		230,800		53,996	0	(14,078)
HUS	07/2016		139,500		37,257	0	(6,170)
	07/2016		$40,446	BRL	139,500	2,995	(14)
	08/2016	TWD	14,339		$440	0	(6)
	01/2017	CNH	114,005		16,501	0	(460)
JPM	07/2016	BRL	352,921		109,618	84	(331)
	07/2016	GBP	25,277		35,673	2,023	0
	07/2016	JPY	14,229,700		134,791	0	(3,007)
	07/2016	TRY	11,872		4,010	0	(92)
	07/2016		$97,046	BRL	352,921	12,819	0
	07/2016		6,116	EUR	5,428	0	(92)
	07/2016		14,043	GBP	9,605	0	(1,257)
	10/2016	BRL	633,380		$153,604	0	(38,221)
	01/2017		224,600		52,835	0	(13,410)
MSB	07/2016	GBP	108,077		158,818	14,941	0
	08/2016	MXN	2,596,784		141,643	304	0
	10/2016	BRL	18,960		4,571	0	(1,171)
NAB	07/2016	NZD	136,295		91,553	0	(5,762)
SCX	07/2016	AUD	16,861		12,131	5	(449)
	07/2016	EUR	294,127		329,293	2,885	0
	09/2016	CNH	196,610		29,830	430	0
	10/2016		251,556		38,529	956	0
	01/2017		209,376		30,444	0	(706)
TOR	07/2016		$197,888	GBP	147,238	0	(1,877)
	08/2016	GBP	147,238		$197,938	1,880	0
	01/2017	BRL	148,900		34,042	0	(9,876)
UAG	07/2016	EUR	86,157		94,962	0	(650)
	07/2016		$1,121	EUR	985	0	(28)
	07/2016		2,627	GBP	1,892	0	(109)
	08/2016	CNH	231,774		$35,414	697	0
	08/2016	NZD	134,440		94,953	0	(899)
	08/2016		$758	MYR	3,082	15	0

Total Forward Foreign Currency Contracts						$51,910	$(168,950)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC USD versus JPY	JPY	111.500	07/07/2016	$23,130	$147	$0
FBF	Call - OTC USD versus JPY		111.500	07/07/2016	32,560	355	0

						$502	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016		$1,952,300	$666	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		1,058,300	922	85
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016		103,470	848	848
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.780	07/21/2016		176,300	379	27
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		48,700	16	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		19,190	1,918	2,363
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		19,190	1,918	1,568
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018		92,270	6,293	3,319
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	12/05/2016		227,700	1,662	34
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016		1,346,200	421	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		4,992,700	1,697	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		2,179,500	1,937	175
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100	09/28/2016		37,500	128	116
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.300	11/14/2016	JPY	13,260,000	537	297
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/01/2016		$25,800	9	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016		131,760	1,111	1,018
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018		71,700	6,596	3,655
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018		18,800	1,880	988
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018		18,800	1,970	1,038
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019		80,600	7,603	4,903
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		24,100	9	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	08/08/2016		1,917,700	671	10
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100	09/28/2016		416,900	1,417	1,289
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		46,700	4,672	5,750
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		46,700	4,672	3,815
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		1,834,000	587	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	08/08/2016		21,000	7	0

								$50,546	$31,299

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor	1.600%	3-Month USD-LIBOR	12/06/2019	$503,600	$7,050	$8,283
NGF	Call - OTC 2-Year Interest Rate Floor	1.600	3-Month USD-LIBOR	12/06/2019	548,100	7,619	9,015

						$14,669	$17,298

Total Purchased Options						$65,717	$48,597

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250%	09/21/2016	EUR	52,980	$(183)	$(81)
JPM	Call - OTC CDX.IG-26 5-Year Index	Buy	0.750	07/20/2016		$8,700	(7)	(6)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.000	07/20/2016		6,400	(8)	(1)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.200	09/21/2016		53,480	(80)	(34)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.700	07/20/2016	EUR	221,700	(291)	(87)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	07/20/2016		221,700	(351)	(161)

							$(920)	$(370)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC EUR versus USD		$1.140	07/01/2016	EUR	53,270	$(190)	$0
	Put - OTC USD versus JPY	JPY	101.200	09/15/2016		$66,670	(683)	(1,064)
DUB	Put - OTC USD versus JPY		104.800	07/07/2016		23,130	(174)	(371)
FBF	Put - OTC USD versus JPY		104.800	07/07/2016		32,560	(138)	(523)
JPM	Call - OTC EUR versus USD		$1.165	09/15/2016	EUR	55,860	(487)	(191)
	Call - OTC USD versus MXN	MXN	19.000	08/11/2016		$45,870	(518)	(415)
MSB	Put - OTC EUR versus USD		$1.085	08/03/2016	EUR	49,790	(224)	(224)

							$(2,414)	$(2,788)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$20,600	$(177)	$(52)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	264,700	(2,362)	(27)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	34,000	(439)	(5)
DUB	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018	50,000	(495)	(103)
GLM	Cap - OTC CPALEMU Index	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,200	(2,102)	(330)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	182,300	(1,326)	(52)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	27,400	(190)	(8)
	Floor - OTC YOY CPURNSA Index	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	149,900	(1,694)	(1,438)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	64,700	(1,194)	(756)

						$(9,979)	$(2,771)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap *	6-Month GBP-LIBOR	Pay	2.185%	08/12/2016	GBP	68,100	$(382)	$(6)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.400	07/21/2016		$172,500	(220)	(8)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.850	07/25/2016		101,970	(161)	(484)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.250	07/25/2016		101,970	(161)	(16)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770	12/21/2016		206,940	(848)	(848)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.230	07/21/2016		34,700	(158)	(17)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/23/2018		461,350	(6,496)	(3,026)
FBF	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016		227,700	(1,810)	(6,228)
GLM	Call - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	0.890	09/28/2016		75,000	(131)	(114)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.850	07/18/2016		236,400	(748)	(971)
MYC	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.000	07/25/2016		147,200	(442)	(1,372)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.500	07/25/2016		44,900	(196)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016		263,520	(1,123)	(1,001)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018		333,300	(6,613)	(2,983)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018		87,600	(1,882)	(832)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018		87,600	(1,974)	(868)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019		380,900	(7,637)	(4,298)
NGF	Call - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	0.890	09/28/2016		833,800	(1,459)	(1,266)

								$(32,441)	$(24,338)

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor	0.943%	3-Month USD-LIBOR	12/06/2019	$1,007,200	$(7,050)	$(7,933)
NGF	Call - OTC 2-Year Interest Rate Floor	0.943	3-Month USD-LIBOR	12/06/2019	1,096,200	(7,626)	(8,634)

						$(14,676)	$(16,567)

Total Written Options						$(60,430)	$(46,834)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.339%	EUR	830	$(7)	$10	$3	$0
BRC	Volkswagen International Finance NV	1.000	03/20/2017	0.393		1,100	12	(6)	6	0
CBK	Volkswagen International Finance NV	1.000	03/20/2017	0.393		8,100	90	(47)	43	0
GST	Greece Government International Bond	1.000	12/20/2016	11.983		$1,800	(135)	54	0	(81)

							$(40)	$11	$52	$(81)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
GST	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$23,700	$(1,245)	$362	$0	$(883)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	4,800	(335)	156	0	(179)

					$(1,580)	$518	$0	$(1,062)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.348%	05/15/2030	GBP	9,100	$(22)	$970	$948	$0
	Receive	3-Month USD-CPURNSA Index	1.715	04/15/2017		$56,150	0	171	171	0
	Receive	3-Month USD-CPURNSA Index	1.010	10/16/2017		27,900	0	177	177	0
	Receive	3-Month USD-CPURNSA Index	1.580	05/23/2018		14,300	0	(8)	0	(8)
	Receive	3-Month USD-CPURNSA Index	1.565	06/07/2018		17,400	0	(7)	0	(7)
	Receive	3-Month USD-CPURNSA Index	1.493	06/30/2021		63,800	0	297	297	0
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		50,000	330	(6,829)	0	(6,499)
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		9,400	0	(160)	0	(160)
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	23,600	110	2,552	2,662	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030		600	3	38	41	0
	Pay	1-Month GBP-UKRPI	3.100	06/15/2031		34,800	(96)	(156)	0	(252)
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	3,000	0	(19)	0	(19)
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		6,810	0	(24)	0	(24)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		6,100	2	(56)	0	(54)
	Receive	3-Month USD-CPURNSA Index	1.560	11/05/2016		$1,800	0	(30)	0	(30)
BRC	Receive	3-Month USD-CPURNSA Index	1.950	09/16/2016		115,600	0	(3,189)	0	(3,189)
	Receive	3-Month USD-CPURNSA Index	1.908	04/15/2017		134,600	0	(4,365)	0	(4,365)
	Receive	3-Month USD-CPURNSA Index	2.018	08/19/2017		209,800	52	(7,337)	0	(7,285)
CBK	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	50,800	(168)	4,586	4,418	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		7,300	0	534	534	0
	Pay	1-Month GBP-UKRPI	3.140	04/15/2031		17,000	(71)	307	236	0
	Pay	1-Month GBP-UKRPI	3.100	06/15/2031		18,200	0	(132)	0	(132)
	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016	EUR	39,900	4	(164)	0	(160)
	Pay	3-Month EUR-EXT-CPI Index	0.830	05/15/2018		105,000	0	(105)	0	(105)
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018		2,300	(3)	(18)	0	(21)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018		1,700	0	(15)	0	(15)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		2,600	0	(22)	0	(22)
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		29,390	0	(104)	0	(104)
	Receive	3-Month EUR-EXT-CPI Index	0.875	05/15/2021		79,800	0	(455)	0	(455)
	Pay	3-Month EUR-EXT-CPI Index	1.178	05/15/2026		18,900	(3)	333	330	0
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		4,200	(8)	(29)	0	(37)
DUB	Pay	1-Month GBP-UKRPI	3.350	05/15/2030	GBP	20,300	0	2,128	2,128	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		45,600	107	3,859	3,966	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	4,000	0	(28)	0	(28)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017		1,200	0	(8)	0	(8)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		2,900	0	(22)	0	(22)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		7,200	4	(64)	0	(60)
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		1,200	0	(4)	0	(4)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		6,640	(13)	(45)	0	(58)
	Receive	3-Month USD-CPURNSA Index	1.940	10/07/2016		$22,700	0	(615)	0	(615)
	Receive	3-Month USD-CPURNSA Index	2.360	01/28/2017		37,100	0	(1,881)	0	(1,881)
	Receive	3-Month USD-CPURNSA Index	2.005	09/06/2017		100,000	0	(3,470)	0	(3,470)
	Receive	3-Month USD-CPURNSA Index	1.725	03/04/2019		19,500	0	(276)	0	(276)
	Pay	3-Month USD-CPURNSA Index	2.065	05/12/2025		34,900	0	1,730	1,730	0
FBF	Pay	1-Month GBP-UKRPI	3.140	04/15/2031	GBP	2,900	0	40	40	0
	Pay	1-Month GBP-UKRPI	3.335	04/15/2035		4,800	3	538	541	0
	Receive	3-Month USD-CPURNSA Index	2.095	08/29/2017		$88,700	0	(3,410)	0	(3,410)
GLM	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	28,620	0	2,761	2,761	0
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		15,500	48	1,701	1,749	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		71,200	(182)	6,375	6,193	0
	Pay	1-Month GBP-UKRPI	3.358	04/15/2035		12,400	0	1,512	1,512	0
	Receive	1-Month GBP-UKRPI	3.145	05/15/2046		24,220	413	(721)	0	(308)
	Receive	1-Month GBP-UKRPI	3.120	06/15/2046		11,460	0	205	205	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	11,600	(16)	(89)	0	(105)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		6,520	0	(57)	0	(57)
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017		$98,100	0	(5,104)	0	(5,104)
	Receive	3-Month USD-CPURNSA Index	1.942	04/15/2017		213,100	0	(7,221)	0	(7,221)
	Receive	3-Month USD-CPURNSA Index	2.175	10/01/2018		115,800	9	(5,807)	0	(5,798)
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	2,100	(1)	238	237	0
	Receive	3-Month EUR-EXT-CPI Index	0.320	09/15/2016	EUR	18,100	0	(76)	0	(76)
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017		5,800	0	(41)	0	(41)
	Receive	3-Month USD-CPURNSA Index	1.890	09/06/2016		$31,700	0	(820)	0	(820)
MYC	Receive	3-Month EUR-EXT-CPI Index	0.623	09/15/2018	EUR	3,300	0	(27)	0	(27)
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		13,200	0	(47)	0	(47)
	Pay	3-Month USD-CPURNSA Index	2.058	05/12/2025		$6,400	0	312	312	0
RYL	Receive	3-Month USD-CPURNSA Index	1.935	10/23/2016		66,700	0	(1,808)	0	(1,808)
	Receive	3-Month USD-CPURNSA Index	1.550	11/05/2016		1,300	0	(21)	0	(21)
	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		411,800	278	(23,294)	0	(23,016)
SOG	Receive	3-Month EUR-EXT-CPI Index	0.680	10/15/2018	EUR	2,000	1	(20)	0	(19)
	Receive	3-Month USD-CPURNSA Index	1.700	04/15/2017		$3,350	0	11	11	0
UAG	Pay	1-Month GBP-UKRPI	3.195	04/15/2030	GBP	23,600	0	1,585	1,585	0
	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017	EUR	14,300	7	(90)	0	(83)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		22,600	0	(174)	0	(174)
	Pay	3-Month USD-CPURNSA Index	2.063	05/12/2025		$45,300	0	2,232	2,232	0

							$788	$(43,272)	$35,016	$(77,500)

Total Swap Agreements							$(832)	$(42,743)	$35,068	$(78,643)

(k)	Securities with an aggregate market value of $183,052 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$189	$0	$189
Corporate Bonds & Notes
Banking & Finance	1,606	511,733	31,659	544,998
Industrials	0	130,681	0	130,681
Utilities	0	19,543	0	19,543
U.S. Government Agencies	0	935,855	0	935,855
U.S. Treasury Obligations	0	11,247,499	0	11,247,499
Non-Agency Mortgage-Backed Securities	0	313,421	0	313,421
Asset-Backed Securities	0	282,018	0	282,018
Sovereign Issues	0	1,193,623	0	1,193,623
Preferred Securities
Banking & Finance	10,629	0	0	10,629
Short-Term Instruments
Japan Treasury Bills	0	120,833	0	120,833
U.S. Treasury Bills	0	21,872	0	21,872
	$12,235	$14,777,267	$31,659	$14,821,161

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$457,539	$0	$0	$457,539

Total Investments	$469,774	$14,777,267	$31,659	$15,278,700

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,369)	$0	$(20,369)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,125	7,660	0	8,785
Over the counter	0	135,575	0	135,575
	$1,125	$143,235	$0	$144,360

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,894)	(796)	0	(2,690)
Over the counter	0	(294,427)	0	(294,427)

	$(1,894)	$(295,223)	$0	$(297,117)

Totals	$469,005	$14,604,910	$31,659	$15,105,574

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Limited Duration Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.5%
CORPORATE BONDS & NOTES 3.9%
BANKING & FINANCE 3.7%
Goldman Sachs Group, Inc.
2.432% due 02/25/2021		$30	$31
JPMorgan Chase & Co.
7.900% due 04/30/2018 (c)		10	10
Nykredit Realkredit A/S
1.000% due 01/01/2017	DKK	260	39
Realkredit Danmark A/S
1.000% due 01/01/2017		260	39

			119

INDUSTRIALS 0.2%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$5	5

Total Corporate Bonds & Notes (Cost $122)			124

U.S. TREASURY OBLIGATIONS 104.7%
U.S. Treasury Bonds
2.500% due 02/15/2046		7	8
2.875% due 08/15/2045		10	11
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2018 (d)		1,666	1,692
0.125% due 04/15/2019		225	229
0.125% due 07/15/2022		915	937
0.375% due 07/15/2025		20	21
0.625% due 07/15/2021		11	11
1.000% due 02/15/2046		8	9
1.250% due 07/15/2020		11	12
2.000% due 01/15/2026		169	199
2.375% due 01/15/2027		47	58
2.625% due 07/15/2017		40	42
3.875% due 04/15/2029		15	21
U.S. Treasury Notes
1.625% due 02/15/2026		40	40
1.625% due 05/15/2026		64	65

Total U.S. Treasury Obligations (Cost $3,294)			3,355

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
Adjustable Rate Mortgage Trust
3.119% due 08/25/2035		15	14
Chase Mortgage Finance Trust
2.657% due 12/25/2035 ^		9	8
Countrywide Home Loan Mortgage Pass-Through Trust
0.743% due 04/25/2035		24	21
GSR Mortgage Loan Trust
2.943% due 01/25/2036 ^		22	21
IndyMac Mortgage Loan Trust
1.293% due 05/25/2034		15	13
JPMorgan Resecuritization Trust
2.008% due 01/26/2037		6	6
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.806% due 06/25/2033		10	10

Total Non-Agency Mortgage-Backed Securities (Cost $92)			93

ASSET-BACKED SECURITIES 1.5%
Citigroup Mortgage Loan Trust, Inc.
0.583% due 08/25/2036		16	14
Countrywide Asset-Backed Certificates
0.653% due 04/25/2036		4	5
0.823% due 06/25/2036		40	30

Total Asset-Backed Securities (Cost $48)			49

SOVEREIGN ISSUES 13.5%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (a)	BRL	617	186
France Government International Bond
2.250% due 07/25/2020 (b)	EUR	122	154

Mexico Government International Bond
4.500% due 12/04/2025 (b)	MXN	662	41
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	1,000	9
United Kingdom Gilt
0.125% due 03/22/2046 (b)	GBP	20	41

Total Sovereign Issues (Cost $421)			431

Total Investments in Securities (Cost $3,977)			4,052

	SHARES
INVESTMENTS IN AFFILIATES 12.5%
SHORT-TERM INSTRUMENTS 12.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.5%
PIMCO Short-Term Floating NAV Portfolio III		40,605	401

Total Short-Term Instruments (Cost $401)			401

Total Investments in Affiliates (Cost $401)			401

Total Investments 139.1% (Cost $4,378)			$4,453
Financial Derivative Instruments (e)(f) 0.5% (Cost or Premiums, net $23)			18
Other Assets and Liabilities, net (39.6)%			(1,268)

Net Assets 100.0%			$3,203

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
TDM	0.580%	05/19/2016	07/14/2016	$(1,463)	$(1,464)

Total Sale-Buyback Transactions					$(1,464)

(1)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(1,518) at a weighted average interest rate of 0.536%. Average borrowings includes reverse repurchase agreements, of which there were none open at period end.

(d)	Securities with an aggregate market value of $1,471 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	2	$1	$0	$0
90-Day Eurodollar December Futures	Short	12/2017	2	(1)	0	0
Euro-Bobl September Futures	Short	09/2016	1	(2)	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	3	0	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	3	0	0	0
U.S. Treasury 5-Year Note September Futures	Long	09/2016	1	2	0	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	1	1	0	0

Total Futures Contracts				$1	$0	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	06/20/2021	$128	$2	$0	$0	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill *	0.900%	04/17/2018	CAD	130	$0	$0	$0	$0
Pay	3-Month USD-LIBOR *	1.750	03/15/2047	GBP	40	(7)	(7)	0	0
Pay	3-Month USD-LIBOR *	0.996	04/05/2018		$100	0	0	0	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		160	(8)	(4)	0	0
Pay	3-Month USD-LIBOR *	2.800	10/28/2025		160	(8)	(3)	0	0
Pay	3-Month USD-LIBOR *	2.500	02/22/2026		200	(7)	(6)	1	0
Pay	3-Month USD-LIBOR *	2.400	03/16/2026		50	(1)	(1)	0	0
Pay	3-Month USD-LIBOR *	1.750	12/21/2026		300	(8)	(2)	1	0
Pay	28-Day MXN-TIIE	5.910	11/25/2022	MXN	400	0	0	0	0

						$(39)	$(23)	$2	$0

Total Swap Agreements						$(37)	$(23)	$2	$0

*	This security has a forward starting effective date.
(4)	Unsettled variation margin asset of $4 for closed swap agreements is outstanding at period end.

Cash of $52 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016	BRL	430		$104	$0	$(26)
BPS	07/2016		8		2	0	0
	07/2016	$	2	BRL	7	0	0
	08/2016	EUR	31		$34	0	0
	08/2016	$	2	BRL	8	0	0
	10/2016		16		58	2	0
CBK	08/2016	GBP	44		$64	5	0
	08/2016	$	3	GBP	2	0	0
DUB	01/2017	CNH	55		$8	0	0
	01/2017	DKK	520		78	0	(1)
GLM	08/2016	EUR	144		165	5	0
JPM	07/2016	BRL	8		2	0	0
	07/2016	$	2	BRL	8	0	0
	08/2016	JPY	1,000		$9	0	(1)
	08/2016	MXN	766		42	1	0
	10/2016	BRL	20		5	0	(1)
	10/2016	CNH	65		10	0	0
MSB	10/2016	BRL	225		63	0	(6)
SCX	09/2016	CNH	66		10	0	0
	01/2017		52		8	0	0
UAG	08/2016		73		11	0	0

Total Forward Foreign Currency Contracts						$13	$(35)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC USD versus JPY	JPY	111.500	07/07/2016	$10	$0	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016	$500	$0	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016	300	0	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016	30	0	0
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	1,000	0	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	110	11	14
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	110	11	9
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	30	2	1
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	400	0	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	600	0	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016	600	1	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100	09/28/2016	100	1	1
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016	40	1	0
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	600	0	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	08/08/2016	600	0	0

							$27	$25

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor	1.600%	3-Month USD-LIBOR	12/06/2019	$100	$2	$1
NGF	Call - OTC 2-Year Interest Rate Floor	1.600	3-Month USD-LIBOR	12/06/2019	100	1	2

						$3	$3

Total Purchased Options						$30	$28

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250%	09/21/2016	EUR	20	$0	$0
BRC	Put - OTC CDX.IG-26 5-Year Index	Sell	1.000	08/17/2016		$120	0	0
JPM	Put - OTC CDX.IG-26 5-Year Index	Sell	1.200	09/21/2016		20	0	0
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.700	07/20/2016	EUR	100	0	0
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	07/20/2016		100	(1)	0

							$(1)	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC EUR versus USD	$	1.140	07/01/2016	EUR	10	$0	$0
	Put - OTC USD versus JPY	JPY	101.200	09/15/2016	$	20	0	(1)
DUB	Put - OTC USD versus JPY		104.800	07/07/2016		10	0	0
JPM	Call - OTC EUR versus USD	$	1.165	09/15/2016	EUR	20	0	0
	Call - OTC USD versus MXN	MXN	19.000	08/11/2016	$	30	(1)	0
MSB	Put - OTC EUR versus USD	$	1.085	08/03/2016	EUR	20	0	0

							$(1)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.850%	07/25/2016	$30	$0	$0
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.250	07/25/2016	30	0	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770	12/21/2016	60	0	0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/23/2018	150	(2)	(1)
GLM	Call - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	0.890	09/28/2016	200	(1)	0
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016	80	0	(1)

							$(3)	$(2)

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor	0.943%	3-Month USD-LIBOR	12/06/2019	$200	$(1)	$(1)
NGF	Call - OTC 2-Year Interest Rate Floor	0.943	3-Month USD-LIBOR	12/06/2019	200	(1)	(2)

						$(2)	$(3)

Total Written Options						$(7)	$(6)

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	1.715%	04/15/2017	$	190	$0	$1	$1	$0
	Receive	3-Month USD-CPURNSA Index	1.580	05/23/2018		100	0	0	0	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	0	11	11	0
DUB	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026	EUR	10	0	0	0	0
GLM	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		10	0	0	0	0
SOG	Receive	3-Month USD-CPURNSA Index	1.700	04/15/2017	$	10	0	0	0	0

							$0	$12	$12	$0

Total Swap Agreements							$0	$12	$12	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$119	$0	$119
Industrials	0	5	0	5
U.S. Treasury Obligations	0	3,355	0	3,355
Non-Agency Mortgage-Backed Securities	0	93	0	93
Asset-Backed Securities	0	49	0	49
Sovereign Issues	0	431	0	431
	$0	$4,052	$0	$4,052

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$401	$0	$0	$401

Total Investments	$401	$4,052	$0	$4,453

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2	0	2
Over the counter	0	53	0	53
	$0	$55	$0	$55

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(41)	$0	$(41)

Totals	$401	$4,066	$0	$4,467

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealEstateRealReturn Strategy Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 143.4%
CORPORATE BONDS & NOTES 5.9%
BANKING & FINANCE 4.8%
Ally Financial, Inc.
2.500% due 03/15/2017 (e)		$17,000	$16,767
3.250% due 09/29/2017		5,400	5,441
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (d)	EUR	1,600	1,527
Banco Santander S.A.
6.250% due 09/11/2021 (d)		500	471
Barclays PLC
6.500% due 09/15/2019 (d)		1,100	1,086
Cooperatieve Rabobank UA
8.375% due 07/26/2016 (d)		$2,610	2,624
8.400% due 06/29/2017 (d)		3,200	3,356
Credit Agricole S.A.
6.500% due 06/23/2021 (d)	EUR	1,300	1,362
7.500% due 06/23/2026 (d)	GBP	100	120
7.875% due 01/23/2024 (d)		$200	192
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		1,700	1,710
Goldman Sachs Group, Inc.
1.305% due 06/04/2017		6,700	6,706
1.853% due 09/15/2020		8,400	8,389
2.432% due 02/25/2021		500	511
HBOS PLC
0.539% due 09/01/2016	EUR	200	222
HSBC Holdings PLC
2.950% due 05/25/2021		$5,700	5,764
3.600% due 05/25/2023		4,400	4,501
International Lease Finance Corp.
6.750% due 09/01/2016		300	302
7.125% due 09/01/2018		600	660
JPMorgan Chase & Co.
2.153% due 03/01/2021		900	921
KBC Bank NV
8.000% due 01/25/2023		400	425
Lloyds Bank PLC
1.750% due 05/14/2018		4,700	4,688
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		200	196
7.875% due 06/27/2029 (d)	GBP	900	1,137
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	11,600	1,743
2.000% due 04/01/2017		6,100	926
UBS AG
4.750% due 05/22/2023		$500	513
7.250% due 02/22/2022		300	308
Vornado Realty LP
2.500% due 06/30/2019		1,300	1,325

			73,893

INDUSTRIALS 0.5%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,700	5,001
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$2,500	2,533
MGM Resorts International
7.625% due 01/15/2017		100	103
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		362	430

			8,067

UTILITIES 0.6%
Petrobras Global Finance BV
3.536% due 03/17/2020		100	88
5.375% due 01/27/2021		9,000	8,325
5.750% due 01/20/2020		100	97

Sprint Communications, Inc.
9.125% due 03/01/2017	200	207

		8,717

Total Corporate Bonds & Notes (Cost $92,985)		90,677

U.S. GOVERNMENT AGENCIES 7.7%
Fannie Mae
1.133% due 02/25/2041	601	606
1.610% due 09/01/2044 - 10/01/2044	38	39
Fannie Mae, TBA
3.000% due 08/01/2046	19,000	19,683
3.500% due 08/01/2031 - 08/01/2046	91,000	95,908
Freddie Mac
1.042% due 12/15/2037	475	476
2.240% due 09/01/2036	169	179
2.339% due 07/01/2036	137	144
2.406% due 10/01/2036	60	64
NCUA Guaranteed Notes
1.006% due 12/08/2020	985	987
2.650% due 10/29/2020	83	84

Total U.S. Government Agencies (Cost $117,979)		118,170

U.S. TREASURY OBLIGATIONS 102.1%
U.S. Treasury Bonds
3.000% due 11/15/2045 (k)	60	69
2.500% due 02/15/2045 (g)	640	667
2.500% due 02/15/2046 (g)	18,310	19,084
2.500% due 05/15/2046	740	772
3.000% due 11/15/2044 (g)(k)	1,400	1,611
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 (g)	564,614	573,245
0.125% due 04/15/2019 (g)	329,811	336,932
0.125% due 04/15/2020	74,265	76,016
0.125% due 01/15/2022 (k)	1,480	1,510
0.125% due 07/15/2022 (g)	89,242	91,354
0.125% due 01/15/2023 (k)	11,297	11,460
0.125% due 07/15/2024 (k)	2,277	2,303
0.250% due 01/15/2025 (k)	404	411
0.375% due 07/15/2023	5,345	5,535
0.625% due 07/15/2021 (g)	146,664	154,553
0.625% due 01/15/2024	22,361	23,439
0.750% due 02/15/2042 (k)	286	287
1.000% due 02/15/2046	5,916	6,400
1.250% due 07/15/2020 (i)(k)	21,291	22,902
1.375% due 02/15/2044 (k)	19,626	22,746
1.625% due 01/15/2018 (i)(k)	10,049	10,433
1.875% due 07/15/2019	46,944	50,826
2.125% due 01/15/2019 (i)(k)	7,577	8,132
2.125% due 02/15/2040 (k)	33	43
2.125% due 02/15/2041 (k)	1,092	1,444
2.375% due 01/15/2025 (k)	4,518	5,401
2.375% due 01/15/2027 (k)	676	831
2.500% due 01/15/2029 (k)	2,351	2,984
2.625% due 07/15/2017	87,373	90,974
3.625% due 04/15/2028	9,436	13,077
U.S. Treasury Notes
1.625% due 05/15/2026 (g)	30,000	30,386

Total U.S. Treasury Obligations (Cost $1,538,883)		1,565,827

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	177	182
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/2035	14	14
2.460% due 08/25/2035	24	24
2.924% due 03/25/2035	10	11
3.090% due 03/25/2035	41	41
3.144% due 01/25/2035	193	195
Chase Mortgage Finance Trust
2.657% due 12/25/2035 ^	86	82
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035	16	16
2.760% due 09/25/2035	27	27
2.886% due 03/25/2034	149	148
3.040% due 05/25/2035	14	14
Countrywide Alternative Loan Trust
0.623% due 05/25/2047	3,562	2,948
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	260	263
Countrywide Home Loan Reperforming REMIC Trust
0.793% due 06/25/2035	101	90

Credit Suisse First Boston Mortgage Securities Corp.
1.153% due 10/25/2035 ^		744	503
Credit Suisse Mortgage Capital Certificates
6.000% due 05/27/2037		98	97
First Horizon Mortgage Pass-Through Trust
2.828% due 06/25/2035		6,022	5,811
Grecale RMBS SRL
0.251% due 01/27/2061	EUR	13,261	14,646
GS Mortgage Securities Trust
4.592% due 08/10/2043		$1,100	1,217
GSR Mortgage Loan Trust
2.943% due 01/25/2036 ^		220	205
2.978% due 09/25/2035		104	107
Hercules Eclipse PLC
0.831% due 10/25/2018	GBP	92	121
HomeBanc Mortgage Trust
0.723% due 10/25/2035		$239	221
JPMorgan Chase Commercial Mortgage Securities Trust
5.814% due 06/12/2043		259	259
JPMorgan Mortgage Trust
2.901% due 06/25/2035		427	422
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		195	198
Marche Mutui SRL
0.175% due 02/25/2055	EUR	561	613
2.001% due 01/27/2064		937	1,044
Merrill Lynch Mortgage Investors Trust
2.228% due 10/25/2035		$91	88
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		95	99
Morgan Stanley Capital Trust
6.102% due 06/11/2049		235	244
Paragon Mortgages PLC
0.828% due 01/15/2039	GBP	13,617	15,991
RBSSP Resecuritization Trust
0.646% due 12/26/2036		$2,346	2,131
2.405% due 07/26/2045		2,475	2,469
Residential Asset Securitization Trust
0.853% due 01/25/2046 ^		406	189
Structured Adjustable Rate Mortgage Loan Trust
3.025% due 12/25/2034		270	263
3.164% due 03/25/2036 ^		382	312
Thornburg Mortgage Securities Trust
5.833% due 09/25/2037		307	314
Ulysses European Loan Conduit PLC
0.751% due 07/25/2017	GBP	800	1,037
WaMu Mortgage Pass-Through Certificates Trust
0.723% due 07/25/2045		$1,394	1,302
0.773% due 08/25/2045		6,720	6,228
1.507% due 01/25/2046		2,700	2,592
Wells Fargo Mortgage-Backed Securities Trust
2.751% due 10/25/2035		91	88
2.855% due 03/25/2036 ^		228	213

Total Non-Agency Mortgage-Backed Securities (Cost $66,912)			63,079

ASSET-BACKED SECURITIES 1.8%
Bear Stearns Asset-Backed Securities Trust
2.553% due 03/25/2035		6,042	5,712
BNC Mortgage Loan Trust
0.583% due 07/25/2037		750	711
Citigroup Mortgage Loan Trust, Inc.
0.743% due 10/25/2036		1,000	894
Countrywide Asset-Backed Certificates
0.633% due 07/25/2036		35	35
FBR Securitization Trust
1.193% due 11/25/2035		634	629
First Franklin Mortgage Loan Trust
1.033% due 09/25/2035		7,000	5,961
Fremont Home Loan Trust
0.943% due 07/25/2035		100	89
GSAMP Trust
1.188% due 09/25/2035 ^		137	122
Hewett’s Island CLO Ltd.
1.028% due 11/12/2019		242	242
Hillmark Funding Ltd.
0.904% due 05/21/2021		2,027	2,001
HSI Asset Securitization Corp. Trust
0.723% due 02/25/2036		500	441
Merrill Lynch Mortgage Investors Trust
0.933% due 05/25/2036		248	228
Mountain View Funding CLO Ltd.
0.888% due 04/15/2019		134	134
NovaStar Mortgage Funding Trust
0.923% due 01/25/2036		2,002	1,624

Saxon Asset Securities Trust
1.248% due 03/25/2035 ^		1,036	945
4.034% due 06/25/2033		167	170
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	2,445	2,614
Soundview Home Loan Trust
0.923% due 11/25/2035		$5,690	4,829
Structured Asset Securities Corp.
1.113% due 02/25/2035		98	84
Wood Street CLO BV
0.117% due 03/29/2021	EUR	7	8

Total Asset-Backed Securities (Cost $27,641)			27,473

SOVEREIGN ISSUES 5.3%
Autonomous Community of Catalonia
4.950% due 02/11/2020		2,100	2,441
Canada Housing Trust
1.850% due 12/15/2016	CAD	19,800	15,415
Denmark Government International Bond
0.100% due 11/15/2023 (c)	DKK	18,261	2,907
France Government International Bond
1.850% due 07/25/2027 (c)	EUR	2,457	3,541
2.250% due 07/25/2020 (c)		658	833
Italy Buoni Poliennali Del Tesoro
1.250% due 09/15/2032 (c)		1,198	1,402
2.350% due 09/15/2024 (c)		2,340	2,986
3.100% due 09/15/2026 (c)		424	583
Japan Government International Bond
0.100% due 03/10/2026 (c)	JPY	318,554	3,310
0.300% due 09/20/2016		430,000	4,169
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	22,202	1,332
4.000% due 11/08/2046 (c)		44,894	2,723
4.500% due 12/04/2025 (c)		157,345	9,830
4.500% due 11/22/2035 (c)		71,172	4,534
4.750% due 06/14/2018		59,450	3,247
New Zealand Government International Bond
3.000% due 09/20/2030 (c)	NZD	13,202	11,042
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	2	2
3.000% due 02/24/2025		2	2
3.000% due 02/24/2026		8	6
3.000% due 02/24/2029		74	54
3.000% due 02/24/2030		65	47
3.000% due 02/24/2031		424	304
3.000% due 02/24/2032		62	44
3.000% due 02/24/2033		47	33
3.000% due 02/24/2034		34	24
3.000% due 02/24/2035		5	3
3.000% due 02/24/2036		100	68
3.000% due 02/24/2037		184	125
3.000% due 02/24/2038		184	123
3.000% due 02/24/2040		36	24
3.000% due 02/24/2041		19	13
3.000% due 02/24/2042		241	162
4.500% due 07/03/2017	JPY	350,000	3,207
4.750% due 04/17/2019	EUR	1,268	1,276
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	32	49
0.125% due 03/22/2044 (c)		1,423	2,800
0.125% due 03/22/2046 (c)		1,247	2,517
0.125% due 03/22/2058 (c)		245	608

Total Sovereign Issues (Cost $88,653)			81,786

	SHARES
COMMON STOCKS 0.4%
CONSUMER DISCRETIONARY 0.4%
Hilton Worldwide Holdings, Inc.		253,747	5,717

Total Common Stocks (Cost $5,644)			5,717

REAL ESTATE INVESTMENT TRUSTS 14.8%
FINANCIALS 14.8%
Alexandria Real Estate Equities, Inc.		50,588	5,237
American Campus Communities, Inc.		95,962	5,073
American Tower Corp.		81,557	9,266
Apartment Investment & Management Co. ‘A’		110,978	4,901
AvalonBay Communities, Inc.		72,133	13,012

Boston Properties, Inc.		76,449	10,084
Camden Property Trust		115,266	10,192
Colony Starwood Homes		80,162	2,438
CubeSmart		190,625	5,886
DCT Industrial Trust, Inc.		56,614	2,720
DDR Corp.		149,529	2,712
DiamondRock Hospitality Co.		344,751	3,113
Digital Realty Trust, Inc.		62,870	6,852
Douglas Emmett, Inc.		104,916	3,727
EastGroup Properties, Inc.		70,814	4,880
EPR Properties		70,330	5,674
Equinix, Inc.		17,832	6,914
Equity Residential		212,627	14,646
Essex Property Trust, Inc.		49,409	11,270
General Growth Properties, Inc.		268,509	8,007
Kilroy Realty Corp.		70,387	4,666
LaSalle Hotel Properties		129,984	3,065
Mid-America Apartment Communities, Inc.		38,612	4,108
Omega Healthcare Investors, Inc.		64,436	2,188
Physicians Realty Trust		240,226	5,047
ProLogis, Inc.		247,117	12,119
Public Storage		16,420	4,197
Retail Properties of America, Inc.		66,169	1,118
Ryman Hospitality Properties, Inc.		42,455	2,150
Simon Property Group, Inc.		85,802	18,610
SL Green Realty Corp.		47,155	5,021
Sovran Self Storage, Inc.		58,451	6,133
Spirit Realty Capital, Inc.		298,928	3,817
Sun Communities, Inc.		97,385	7,464
Vornado Realty Trust		19,070	1,909
Welltower, Inc.		116,457	8,871

Total Real Estate Investment Trusts (Cost $210,022)			227,087

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (f) 0.4%			6,372

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 0.9%
(0.270)% due 08/15/2016 - 09/26/2016 (a)(b)	JPY	1,460,000	14,145

U.S. TREASURY BILLS 0.0%
0.413% due 12/08/2016 (a)(b)(k)		$575	574

Total Short-Term Instruments (Cost $20,730)			21,091

Total Investments in Securities (Cost $2,169,449)			2,200,907

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio III		4,954,062	48,966

Total Short-Term Instruments (Cost $48,963)			48,966

Total Investments in Affiliates (Cost $48,963)			48,966

Total Investments 146.6% (Cost $2,218,412)			$2,249,873
Financial Derivative Instruments (h)(j) 4.5% (Cost or Premiums, net $1,043)			68,440
Other Assets and Liabilities, net (51.1)%			(783,926)

Net Assets 100.0%			$1,534,387

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$17,000	$16,767	1.09%

Borrowings and Other Financing Transactions

(f) Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.800%	06/30/2016	07/01/2016	$5,100	U.S. Treasury Bonds 3.625% due 02/15/2044	$(5,262)	$5,100	$5,100
SSB	0.010	06/30/2016	07/01/2016	1,272	U.S. Treasury Bonds 8.000% due 11/15/2021	(1,303)	1,272	1,272

Total Repurchase Agreements						$(6,565)	$6,372	$6,372

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	(2.650)%	06/30/2016	07/01/2016	$(5,063)	$(5,062)
	0.320	06/16/2016	07/08/2016	(19,874)	(19,877)
	0.400	05/17/2016	07/18/2016	(18,081)	(18,090)
	0.580	06/15/2016	07/07/2016	(1,363)	(1,364)
	0.600	06/16/2016	07/08/2016	(1,152)	(1,152)
BSN	0.580	04/18/2016	07/18/2016	(11,232)	(11,245)
	0.580	06/10/2016	07/15/2016	(14,875)	(14,879)
	0.590	04/25/2016	07/25/2016	(4,992)	(4,997)
	0.620	04/11/2016	10/11/2016	(27,774)	(27,813)
GRE	0.590	05/03/2016	08/03/2016	(1,225)	(1,227)
	0.610	06/10/2016	07/12/2016	(27,130)	(27,140)
	0.630	05/26/2016	07/13/2016	(10,506)	(10,513)
	0.630	05/27/2016	07/11/2016	(91,274)	(91,330)
	0.630	06/20/2016	07/05/2016	(210)	(209)
	0.640	06/01/2016	07/01/2016	(626)	(627)
IND	0.540	04/26/2016	07/26/2016	(8,320)	(8,328)
	0.550	04/27/2016	07/05/2016	(5,144)	(5,149)
	0.550	06/14/2016	07/26/2016	(26,009)	(26,016)
	0.570	04/11/2016	07/11/2016	(64,058)	(64,141)
	0.570	05/27/2016	07/11/2016	(418)	(418)
	0.610	04/12/2016	10/12/2016	(50,550)	(50,619)
	0.610	05/04/2016	10/12/2016	(4,900)	(4,905)
	0.640	04/12/2016	07/06/2016	(3,614)	(3,619)
	0.640	06/02/2016	07/06/2016	(1,044)	(1,044)
JPS	0.720	01/08/2016	07/08/2016	(69,086)	(69,328)
	0.720	05/27/2016	07/08/2016	(31,275)	(31,297)
	0.750	01/13/2016	07/13/2016	(125,449)	(125,893)
SCX	0.600	04/26/2016	07/26/2016	(615)	(616)
SGY	0.250	06/13/2016	07/15/2016	(4,894)	(4,894)

Total Reverse Repurchase Agreements					$(631,792)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(703,336) at a weighted average interest rate of 0.629%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	07/01/2046	$3,000	$(3,200)	$(3,216)

Total Short Sales				$(3,200)	$(3,216)

(g)	Securities with an aggregate market value of $641,905 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	536	$235	$20	$0
90-Day Eurodollar December Futures	Short	12/2017	536	(351)	0	(27)
Call Options Strike @ EUR 168.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2016	81	4	6	(1)
Call Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	45	9	4	0
Euro-Bobl September Futures	Short	09/2016	5	(7)	0	0
Euro-BTP Italy Government Bond September Futures	Short	09/2016	133	(233)	0	(139)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	90	285	26	0
Euro-OAT France Government 10-Year Bond September Futures	Short	09/2016	25	(81)	0	(17)
Japan Government 10-Year Bond September Futures	Short	09/2016	3	(26)	2	(2)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	1,983	27	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	444	7	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	1,983	(167)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	444	(25)	0	(4)
U.S. Treasury 5-Year Note September Futures	Long	09/2016	445	1,001	35	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	871	3,068	0	(68)
U.S. Treasury 30-Year Bond September Futures	Long	09/2016	41	274	0	(27)

Total Futures Contracts				$4,020	$93	$(285)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-26 5-Year Index	(5.000)%	06/20/2021	$16,800	$(565)	$(222)	$0	$(77)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill *	0.900%	04/17/2018	CAD	33,000	$14	$4	$1	$0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		$49,500	(592)	30	0	(10)
Receive	3-Month USD-LIBOR *	0.996	04/05/2018		25,400	(58)	(58)	0	(5)
Pay	3-Month USD-LIBOR *	1.250	06/15/2018		55,700	569	601	16	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		17,100	(798)	(376)	0	(1)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		51,400	3,645	2,230	0	(34)
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		59,300	(2,939)	(2,592)	120	0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		115,200	(3,835)	(3,466)	237	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		39,600	(1,117)	(968)	82	0
Receive	3-Month USD-LIBOR *	2.300	04/27/2026		29,300	(668)	(554)	61	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		17,400	(1,461)	(615)	33	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		165,800	(4,752)	(2,607)	350	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047	EUR	10,800	(1,386)	(900)	0	(69)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026	GBP	13,600	(842)	(936)	0	(25)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		2,370	(433)	(427)	0	(17)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045	JPY	480,000	(1,867)	(720)	107	0
Pay	28-Day MXN-TIIE	5.910	11/25/2022	MXN	9,600	6	6	3	0

						$(16,514)	$(11,348)	$1,010	$(161)

Total Swap Agreements						$(17,079)	$(11,570)	$1,010	$(238)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $17,498 and cash of $3,851 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016		$2,050	AUD	2,772	$18	$0
	08/2016	AUD	2,772		$2,047	0	(18)
BOA	07/2016	GBP	21,972		32,217	2,967	0
	07/2016		$49,788	EUR	45,180	350	0
	07/2016		29,702	GBP	22,324	17	0
	07/2016		9,782	NZD	13,834	96	0
	08/2016	EUR	45,180		$49,842	0	(348)
	08/2016	GBP	22,324		29,710	0	(16)
	08/2016	NZD	13,834		9,768	0	(95)
	04/2017	DKK	6,234		944	3	0
BPS	07/2016	EUR	1,312		1,473	17	0
	07/2016	JPY	839,885		7,707	0	(426)
	08/2016		45,000		439	3	0
	01/2017	DKK	11,716		1,793	33	0
BRC	07/2016		$12,529	EUR	11,328	43	0
	08/2016	EUR	11,328		$12,542	0	(42)
CBK	07/2016		2,452		2,763	42	0
	07/2016	GBP	2,323		3,355	262	0
	07/2016	JPY	33,400		310	0	(13)
	07/2016		$15,502	CAD	20,159	101	0
	08/2016	CAD	20,159		$15,504	0	(102)
	08/2016		$3,029	MXN	55,305	17	(36)
	01/2017	CNH	12,808		$1,844	0	(61)
GLM	07/2016	EUR	41,592		46,399	242	0
	07/2016		$1,104	EUR	973	0	(24)
	08/2016		121	TWD	3,936	1	0
JPM	07/2016	AUD	2,772		$2,009	0	(58)
	07/2016	CAD	20,159		15,375	0	(229)
	07/2016	EUR	797		898	14	0
	07/2016	GBP	2,068		2,910	157	0
	07/2016	JPY	1,932,900		18,308	0	(410)
	07/2016		$5,191	GBP	3,648	9	(344)
	08/2016	MXN	309,619		$17,096	244	0
	01/2017	CNH	17,170		2,487	0	(67)
NAB	07/2016	NZD	13,834		9,293	0	(585)
SCX	07/2016	DKK	17,785		2,677	23	0
	07/2016		$27,539	JPY	2,806,185	0	(364)
	08/2016	JPY	2,806,185		$27,567	370	0
	01/2017	CNH	30,750		4,473	0	(102)
SOG	08/2016	ZAR	5,842		379	0	(15)
UAG	07/2016	EUR	11,328		12,486	0	(86)
	08/2016	CNH	82,996		12,682	249	0
	08/2016	HUF	13,335		49	2	0
	08/2016		$118	MYR	481	2	0

Total Forward Foreign Currency Contracts						$5,282	$(3,441)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC USD versus JPY	JPY	111.500	07/07/2016	$3,170	$20	$0
FBF	Call - OTC USD versus JPY		111.500	07/07/2016	4,250	47	0

						$67	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016		$310,600	$106	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		137,900	120	11
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016		13,500	111	111
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.780	07/21/2016		22,900	49	4
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		516,500	165	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		5,200	521	640
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		5,200	521	425
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018		12,500	853	450
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	12/05/2016		36,000	263	5
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016		206,000	64	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		85,700	32	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		264,900	235	21
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100	09/28/2016		55,500	189	172
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.300	11/14/2016	JPY	1,940,000	79	44
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/01/2016		$242,200	81	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016		17,800	150	137
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018		9,500	874	484
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018		2,900	290	152
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018		2,900	304	160
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019		16,200	1,528	985
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		3,700	370	456
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		3,700	370	302
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	08/08/2016		260,300	91	1

								$7,366	$4,560

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor	1.600%	3-Month USD-LIBOR	12/06/2019	$66,300	$928	$1,091
NGF	Call - OTC 2-Year Interest Rate Floor	1.600	3-Month USD-LIBOR	12/06/2019	66,600	926	1,095

						$1,854	$2,186

Total Purchased Options						$9,287	$6,746

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250%	09/21/2016	EUR	7,200	$(25)	$(11)
GST	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.700	07/20/2016		28,500	(29)	(11)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	07/20/2016		28,500	(52)	(21)
JPM	Call - OTC CDX.IG-26 5-Year Index	Buy	0.750	07/20/2016	$	22,500	(19)	(16)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.000	07/20/2016		22,500	(28)	(3)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.200	09/21/2016		7,300	(11)	(5)

							$(164)	$(67)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC EUR versus USD		$1.140	07/01/2016	EUR	1,690	$(6)	$0
	Put - OTC USD versus JPY	JPY	101.200	09/15/2016		$8,820	(90)	(141)
DUB	Put - OTC USD versus JPY		104.800	07/07/2016		3,170	(24)	(51)
FBF	Put - OTC USD versus JPY		104.800	07/07/2016		1,060	(5)	(17)
JPM	Call - OTC EUR versus USD		$1.165	09/15/2016	EUR	7,390	(64)	(25)
	Call - OTC USD versus MXN	MXN	19.000	08/11/2016		$6,340	(72)	(58)
MSB	Put - OTC EUR versus USD		$1.085	08/03/2016	EUR	7,860	(35)	(35)

							$(296)	$(327)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(38)	$0
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	900	(12)	0
DUB	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	2,200	(21)	(5)
GLM	Cap - OTC CPALEMU Index	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	(287)	(45)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	36,100	(263)	(10)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	3,200	(22)	(1)
	Floor - OTC YOY CPURNSA Index	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	27,700	(313)	(266)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	10,100	(186)	(118)

						$(1,142)	$(445)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap *	6-Month GBP-LIBOR	Pay	2.185%	08/12/2016	GBP	7,900	$(44)	$(1)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.400	07/21/2016		$22,400	(29)	(1)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.850	07/25/2016		13,500	(21)	(64)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.250	07/25/2016		13,500	(21)	(2)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770	12/21/2016		27,000	(111)	(111)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.230	07/21/2016		4,500	(21)	(2)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/23/2018		62,500	(880)	(410)
FBF	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016		36,000	(286)	(985)
GLM	Call - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	0.890	09/28/2016		111,000	(194)	(168)
MYC	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.000	07/25/2016		19,400	(58)	(181)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.500	07/25/2016		7,600	(33)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016		35,600	(152)	(135)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018		44,200	(877)	(396)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018		13,500	(290)	(128)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018		13,500	(304)	(134)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019		76,500	(1,534)	(863)

								$(4,855)	$(3,581)

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor	0.943%	3-Month USD-LIBOR	12/06/2019	$132,600	$(928)	$(1,044)
NGF	Call - OTC 2-Year Interest Rate Floor	0.943	3-Month USD-LIBOR	12/06/2019	133,200	(927)	(1,049)

						$(1,855)	$(2,093)

Total Written Options						$(8,312)	$(6,513)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.339%	EUR	320	$(3)	$4	$1	$0

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	1,400	$0	$170	$170	$0
	Pay	1-Month GBP-UKRPI	3.350	08/15/2030		5,200	(59)	547	488	0
	Receive	3-Month USD-CPURNSA Index	1.715	04/15/2017		$94,800	0	289	289	0
	Receive	3-Month USD-CPURNSA Index	1.580	05/23/2018		45,500	0	(27)	0	(27)
	Receive	3-Month USD-CPURNSA Index	1.565	06/07/2018		2,300	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA Index	1.570	11/23/2020		35,400	0	(155)	0	(155)
	Receive	3-Month USD-CPURNSA Index	1.493	06/30/2021		8,500	0	40	40	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		2,400	0	(41)	0	(41)
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	2,900	13	314	327	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030		5,200	23	331	354	0
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026	EUR	700	0	(6)	0	(6)
	Receive	3-Month USD-CPURNSA Index	1.560	11/05/2016		$41,200	0	(684)	0	(684)
BRC	Receive	3-Month USD-CPURNSA Index	2.085	10/11/2017		33,100	0	(1,265)	0	(1,265)
CBK	Pay	1-Month GBP-UKRPI	3.430	06/15/2030	GBP	4,200	3	506	509	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		5,500	0	403	403	0
	Pay	1-Month GBP-UKRPI	3.140	04/15/2031		1,400	0	19	19	0
	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016	EUR	5,600	1	(24)	0	(23)
	Pay	3-Month EUR-EXT-CPI Index	0.830	05/15/2018		14,300	0	(14)	0	(14)
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		1,560	0	(5)	0	(5)
	Receive	3-Month EUR-EXT-CPI Index	0.875	05/15/2021		10,900	0	(62)	0	(62)
	Pay	3-Month EUR-EXT-CPI Index	1.178	05/15/2026		2,600	0	45	45	0
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		700	(1)	(5)	0	(6)
DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	7,100	7	611	618	0
	Pay	1-Month GBP-UKRPI	3.140	04/15/2031		1,300	(9)	27	18	0
	Pay	1-Month GBP-UKRPI	3.100	06/15/2031		2,800	0	(20)	0	(20)
	Receive	3-Month EUR-EXT-CPI Index	0.320	08/15/2017	EUR	27,600	0	(55)	0	(55)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		700	(1)	(5)	0	(6)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		$3,600	26	(494)	0	(468)
	Receive	3-Month USD-CPURNSA Index	2.560	05/08/2023		33,100	0	(4,518)	0	(4,518)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	600	0	63	63	0
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		1,400	(1)	171	170	0
GLM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		2,770	9	303	312	0
	Receive	1-Month GBP-UKRPI	3.145	05/15/2046		3,550	60	(105)	0	(45)
	Receive	1-Month GBP-UKRPI	3.120	06/15/2046		1,400	0	25	25	0
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026	EUR	800	0	(7)	0	(7)
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017		$7,400	0	(385)	0	(385)
	Receive	3-Month USD-CPURNSA Index	2.205	10/11/2018		27,400	0	(1,420)	0	(1,420)
	Pay	3-Month USD-CPURNSA Index	2.060	05/12/2025		30,700	0	1,504	1,504	0
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	600	0	68	68	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		3,700	0	271	271	0
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030		2,300	0	222	222	0
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021	EUR	730	0	(3)	0	(3)
RYL	Receive	3-Month USD-CPURNSA Index	1.700	10/19/2024		$39,500	0	(580)	0	(580)
SOG	Receive	3-Month USD-CPURNSA Index	1.700	04/15/2017		10,640	0	34	34	0

							$71	$(3,918)	$5,949	$(9,796)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	DWRTFT Index	14,468	1-Month USD-LIBOR plus a specified spread	08/15/2016	$134,439	$0	$6,657	$6,657	$0
	Receive	DWRTFT Index	24,808	1-Month USD-LIBOR plus a specified spread	04/06/2017	227,300	0	14,557	14,557	0
BRC	Receive	DWRTFT Index	37,330	1-Month USD-LIBOR plus a specified spread	08/15/2016	346,877	0	17,177	17,177	0
FBF	Receive	DWRTFT Index	10,523	1-Month USD-LIBOR plus a specified spread	11/15/2016	97,782	0	4,845	4,845	0
	Receive	DWRTFT Index	12,628	1-Month USD-LIBOR plus a specified spread	06/07/2017	117,536	0	5,623	5,623	0
GST	Receive	DWRTFT Index	35,584	1-Month USD-LIBOR plus a specified spread	04/06/2017	326,141	0	20,773	20,773	0

								$69,632	$69,632	$0

Total Swap Agreements							$68	$65,718	$75,582	$(9,796)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $5,931 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$57,126	$16,767	$73,893
Industrials	0	8,067	0	8,067
Utilities	0	8,717	0	8,717
U.S. Government Agencies	0	118,170	0	118,170
U.S. Treasury Obligations	0	1,565,827	0	1,565,827
Non-Agency Mortgage-Backed Securities	0	63,079	0	63,079
Asset-Backed Securities	0	27,473	0	27,473
Sovereign Issues	0	81,786	0	81,786
Common Stocks
Consumer Discretionary	5,717	0	0	5,717
Real Estate Investment Trusts
Financials	227,087	0	0	227,087
Short-Term Instruments
Repurchase Agreements	0	6,372	0	6,372
Japan Treasury Bills	0	14,145	0	14,145
U.S. Treasury Bills	0	574	0	574
	$232,804	$1,951,336	$16,767	$2,200,907

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$48,966	$0	$0	$48,966

Total Investments	$281,770	$1,951,336	$16,767	$2,249,873

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,216)	$0	$(3,216)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	93	1,010	0	1,103
Over the counter	0	87,610	0	87,610
	$93	$88,620	$0	$88,713

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(285)	(238)	0	(523)
Over the counter	0	(19,750)	0	(19,750)

	$(285)	$(19,988)	$0	$(20,273)

Totals	$281,578	$2,016,752	$16,767	$2,315,097

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$16,753	$0	$0	$0	$0	$14	$0	$0	$16,767	$14

Totals	$16,753	$0	$0	$0	$0	$14	$0	$0	$16,767	$14

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$16,767	Proxy Pricing	Base Price	98.50

Total	$16,767

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2020 Fund

June 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 7.8%
EXCHANGE-TRADED FUNDS 7.1%
Vanguard FTSE Emerging Markets ETF	97,741	$3,443

Total Exchange-Traded Funds (Cost $3,601)		3,443

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (d) 0.6%		300

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
0.416% due 11/03/2016 - 12/08/2016 (a)(b)(f)	$76	76

Total Short-Term Instruments (Cost $376)		376

Total Investments in Securities (Cost $3,977)		3,819

	SHARES
INVESTMENTS IN AFFILIATES 90.7%
MUTUAL FUNDS (c) 81.3%
PIMCO CommodityRealReturn Strategy Fund®	133,713	972
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	104,501	1,091
PIMCO High Yield Fund	429,308	3,662
PIMCO Income Fund	496,689	5,906
PIMCO Long Duration Total Return Fund	193,099	2,305
PIMCO Long-Term Credit Fund	191,767	2,311
PIMCO Real Return Asset Fund	542,424	4,611
PIMCO Real Return Fund	440,476	4,889
PIMCO RealEstateRealReturn Strategy Fund	162,016	1,382
PIMCO StocksPLUS® Fund	1,156,289	10,164
PIMCO Total Return Fund	219,313	2,261

Total Mutual Funds (Cost $38,315)		39,554

SHORT-TERM INSTRUMENTS 9.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.4%
PIMCO Short-Term Floating NAV Portfolio III	461,111	4,557

Total Short-Term Instruments (Cost $4,557)		4,557

Total Investments in Affiliates (Cost $42,872)		44,111

Total Investments 98.5% (Cost $46,849)		$47,930
Financial Derivative Instruments (e)(g) 0.5% (Cost or Premiums, net $752)		247
Other Assets and Liabilities, net 1.0%		476

Net Assets 100.0%		$48,653

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$300	U.S. Treasury Notes 2.375% due 12/31/2020	$(308)	$300	$300

Total Repurchase Agreements						$(308)	$300	$300

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	2,150.000	07/15/2016	3	$3	$0
Put - CBOE S&P 500 Index	1,650.000	09/16/2016	26	88	10
Put - CBOE S&P 500 Index	1,700.000	12/16/2016	17	36	32
Put - CBOE S&P 500 Index	1,750.000	12/16/2016	17	44	39

				$171	$81

Total Purchased Options				$171	$81

Written Options: Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	2,000.000	07/15/2016	3	$(3)	$(1)
Put - CBOE S&P 500 Index	1,400.000	09/16/2016	26	(33)	(3)
Put - CBOE S&P 500 Index	1,500.000	12/16/2016	17	(16)	(14)

				$(52)	$(18)

Total Written Options				$(52)	$(18)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
Euro STOXX 50 September Futures	Long	09/2016	10	$(8)	$12	$0
Mini MSCI EAFE Index September Futures	Long	09/2016	59	(39)	67	0
Nikkei 225 Index September Futures	Long	09/2016	5	(27)	7	(1)
Russell 2000 Mini Index September Futures	Long	09/2016	13	(17)	24	0

Total Futures Contracts				$(91)	$110	$(1)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-26 5-Year Index	(1.000)%	06/21/2021	$3,400	$(38)	$5	$0	$(6)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.500%	06/15/2046	$500	$(76)	$(54)	$5	$0

Total Swap Agreements					$(114)	$(49)	$5	$(6)

(f)	Securities with an aggregate market value of $76 have been pledged as collateral as of June 30, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $568 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016	AUD	89	$	66	$0	$(1)
	08/2016	$	66	AUD	89	1	0
BOA	07/2016		89	EUR	81	1	0
	08/2016	EUR	81	$	89	0	(1)
	08/2016	PLN	125		32	0	0
BPS	07/2016	JPY	1,500		15	0	0
BRC	07/2016	$	28	EUR	25	0	0
	08/2016	EUR	25	$	28	0	0
CBK	07/2016		78		87	1	0
	07/2016	JPY	4,000		37	0	(1)
GLM	07/2016	EUR	15		17	0	0
	07/2016	$	25	EUR	23	0	0
JPM	07/2016	EUR	11	$	12	0	0
	07/2016	$	65	AUD	89	2	0
SCX	07/2016	JPY	13,500	$	132	2	0
	08/2016	$	133	JPY	13,500	0	(2)
SOG	08/2016	ZAR	1,352	$	88	0	(3)
UAG	07/2016	EUR	25		28	0	0
	07/2016	$	174	JPY	19,000	10	0

Total Forward Foreign Currency Contracts						$17	$(8)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value		Expiration Date	# of Contracts	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10Y USD CMS	2.643	11/18/2016	$1,198	$42	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$4,300	$75	$6
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	4,400	174	23
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	5,400	114	8
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	5,500	234	28

							$597	$65

Total Purchased Options							$639	$65

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)		Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/21/2017		%	$300	$(6)	$8	$2	$0

Total Swap Agreements							$(6)	$8	$2	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Exchange-Traded Funds	$3,443	$0	$0	$3,443
Short-Term Instruments
Repurchase Agreements	0	300	0	300
U.S. Treasury Bills	0	76	0	76
	$3,443	$376	$0	$3,819

Investments in Affiliates, at Value
Mutual Funds	39,554	0	0	39,554
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,557	0	0	4,557

	$44,111	$0	$0	$44,111

Total Investments	$47,554	$376	$0	$47,930

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	110	86	0	196
Over the counter	0	84	0	84
	$110	$170	$0	$280

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(24)	0	(25)
Over the counter	0	(8)	0	(8)

	$(1)	$(32)	$0	$(33)

Totals	$47,663	$514	$0	$48,177

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM 2025 Fund

June 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.0%
EXCHANGE-TRADED FUNDS 8.8%
Vanguard FTSE Emerging Markets ETF	110,746	$3,900

Total Exchange-Traded Funds (Cost $3,738)		3,900

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (d) 1.0%		452

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.2%
0.416% due 11/03/2016 - 12/08/2016 (a)(b)(f)	$76	76

Total Short-Term Instruments (Cost $528)		528

Total Investments in Securities (Cost $4,266)		4,428

	SHARES
INVESTMENTS IN AFFILIATES 88.1%
MUTUAL FUNDS (c) 76.0%
PIMCO CommodityRealReturn Strategy Fund®	123,766	900
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	51,028	533
PIMCO High Yield Fund	382,693	3,264
PIMCO Income Fund	345,726	4,111
PIMCO Long Duration Total Return Fund	184,732	2,206
PIMCO Long-Term Credit Fund	183,451	2,210
PIMCO Real Return Asset Fund	518,940	4,411
PIMCO Real Return Fund	236,283	2,623
PIMCO RealEstateRealReturn Strategy Fund	197,734	1,686
PIMCO StocksPLUS® Fund	1,221,590	10,738
PIMCO Total Return Fund	82,532	851

Total Mutual Funds (Cost $32,247)		33,533

SHORT-TERM INSTRUMENTS 12.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.1%
PIMCO Short-Term Floating NAV Portfolio III	541,467	5,352

Total Short-Term Instruments (Cost $5,351)		5,352

Total Investments in Affiliates (Cost $37,598)		38,885

Total Investments 98.1% (Cost $41,864)		$43,313
Financial Derivative Instruments (e)(g) 0.5% (Cost or Premiums, net $594)		222
Other Assets and Liabilities, net 1.4%		595

Net Assets 100.0%		$44,130

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$452	U.S. Treasury Bonds 8.500% due 02/15/2020	$(464)	$452	$452

Total Repurchase Agreements						$(464)	$452	$452

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	2,150.000	07/15/2016	3	$3	$0
Put - CBOE S&P 500 Index	1,650.000	09/16/2016	24	81	9
Put - CBOE S&P 500 Index	1,700.000	12/16/2016	15	32	28
Put - CBOE S&P 500 Index	1,750.000	12/16/2016	15	39	34

				$155	$71

Total Purchased Options				$155	$71

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	2,000.000	07/15/2016	3	$(2)	$(1)
Put - CBOE S&P 500 Index	1,400.000	09/16/2016	24	(31)	(3)
Put - CBOE S&P 500 Index	1,500.000	12/16/2016	15	(14)	(12)

				$(47)	$(16)

Total Written Options				$(47)	$(16)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
Euro STOXX 50 September Futures	Long	09/2016	11	$(9)	$14	$0
Mini MSCI EAFE Index September Futures	Long	09/2016	64	(36)	72	0
Nikkei 225 Index September Futures	Long	09/2016	5	(22)	7	(1)
Russell 2000 Mini Index September Futures	Long	09/2016	14	(19)	25	0

Total Futures Contracts				$(86)	$118	$(1)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	06/20/2021	$3,500	$(39)	$6	$0	$(7)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.500%	06/15/2046	$500	$(76)	$(55)	$6	$0

Total Swap Agreements					$(115)	$(49)	$6	$(7)

(f)	Securities with an aggregate market value of $76 have been pledged as collateral as of June 30, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $595 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016	AUD	63	$	47	$0	$(1)
	08/2016		$47	AUD	63	0	0
BOA	07/2016		139	EUR	126	1	0
	08/2016	EUR	126	$	139	0	(1)
	08/2016	PLN	148		38	1	0
BRC	07/2016		$23	EUR	21	0	0
	08/2016	EUR	21	$	23	0	0
CBK	07/2016		117		131	1	0
GLM	07/2016		16		18	0	0
	07/2016	JPY	2,600		24	0	(1)
JPM	07/2016	EUR	12		14	0	0
	07/2016	JPY	2,300		22	0	0
	07/2016	NZD	13		9	0	(1)
	07/2016		$46	AUD	63	1	0
	07/2016		21	EUR	19	0	0
SOG	08/2016	ZAR	1,670	$	108	0	(4)
UAG	07/2016	EUR	21		23	0	0
	07/2016		$60	JPY	6,600	4	0

Total Forward Foreign Currency Contracts						$8	$(8)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10Y USC CMS 2.643	11/18/2016	1,049	$37	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$3,300	$57	$5
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	3,300	131	17
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	4,100	86	6
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	4,200	179	21

							$453	$49

Total Purchased Options							$490	$49

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.473%	$200	$(4)	$6	$2	$0

Total Swap Agreements						$(4)	$6	$2	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Exchange-Traded Funds	$3,900	$0	$0	$3,900
Short-Term Instruments
Repurchase Agreements	0	452	0	452
U.S. Treasury Bills	0	76	0	76
	$3,900	$528	$0	$4,428

Investments in Affiliates, at Value
Mutual Funds	33,533	0	0	33,533
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,352	0	0	5,352

	$38,885	$0	$0	$38,885

Total Investments	$42,785	$528	$0	$43,313

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	118	77	0	195
Over the counter	0	59	0	59
	$118	$136	$0	$254

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(23)	0	(24)
Over the counter	0	(8)	0	(8)

	$(1)	$(31)	$0	$(32)

Totals	$42,902	$633	$0	$43,535

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2030 Fund

June 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 11.3%
EXCHANGE-TRADED FUNDS 10.4%
Vanguard FTSE Emerging Markets ETF	178,071	$6,271

Total Exchange-Traded Funds (Cost $6,148)		6,271

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (d) 0.6%		371

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.3%
0.420% due 11/03/2016 - 12/08/2016 (a)(b)(f)	$183	183

Total Short-Term Instruments (Cost $554)		554

Total Investments in Securities (Cost $6,702)		6,825

	SHARES
INVESTMENTS IN AFFILIATES 86.5%
MUTUAL FUNDS (c) 73.7%
PIMCO CommodityRealReturn Strategy Fund®	165,592	1,204
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	60,897	636
PIMCO High Yield Fund	537,710	4,586
PIMCO Income Fund	444,424	5,284
PIMCO Long Duration Total Return Fund	193,360	2,309
PIMCO Long-Term Credit Fund	192,029	2,314
PIMCO Real Return Asset Fund	543,195	4,617
PIMCO Real Return Fund	143,866	1,597
PIMCO RealEstateRealReturn Strategy Fund	401,375	3,424
PIMCO StocksPLUS® Fund	2,016,260	17,723
PIMCO Total Return Fund	68,556	707

Total Mutual Funds (Cost $42,441)		44,401

SHORT-TERM INSTRUMENTS 12.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.8%
PIMCO Short-Term Floating NAV Portfolio III	778,150	7,691

Total Short-Term Instruments (Cost $7,690)		7,691

Total Investments in Affiliates (Cost $50,131)		52,092

Total Investments 97.8% (Cost $56,833)		$58,917
Financial Derivative Instruments (e)(g) 0.4% (Cost or Premiums, net $699)		261
Other Assets and Liabilities, net 1.8%		1,067

Net Assets 100.0%		$60,244

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$371	U.S. Treasury Notes 2.375% due 12/31/2020	$(382)	$371	$371

Total Repurchase Agreements						$(382)	$371	$371

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	2,150.000	07/15/2016	6	$7	$1
Put - CBOE S&P 500 Index	1,700.000	09/16/2016	23	17	12

				$24	$13

Total Purchased Options				$24	$13

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	2,000.000	07/15/2016	6	$(5)	$(2)

Total Written Options				$(5)	$(2)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
Euro STOXX 50 September Futures	Long	09/2016	18	$(16)	$22	$0
Mini MSCI EAFE Index September Futures	Long	09/2016	103	(61)	118	0
Nikkei 225 Index September Futures	Long	09/2016	8	(42)	11	(1)
Russell 2000 Mini Index September Futures	Long	09/2016	21	(28)	39	0

Total Futures Contracts				$(147)	$190	$(1)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-26 5-Year Index	(1.000)%	06/21/2021	$5,800	$(65)	$9	$0	$(11)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.500%	06/15/2046	$700	$(106)	$(76)	$8	$0

Total Swap Agreements					$(171)	$(67)	$8	$(11)

(f)	Securities with an aggregate market value of $183 have been pledged as collateral as of June 30, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $944 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016		$290	EUR	263	$2	$0
	08/2016	EUR	263		$290	0	(2)
	08/2016	PLN	247		64	1	0
BPS	07/2016	JPY	2,300		23	0	0
BRC	07/2016		$32	EUR	29	0	0
	08/2016	EUR	29		$32	0	0
CBK	07/2016		242		270	2	0
	07/2016	JPY	2,300		22	0	(1)
	07/2016		$31	EUR	27	0	(1)
GLM	07/2016	EUR	27		$30	1	0
	07/2016	JPY	4,800		44	0	(2)
JPM	07/2016	EUR	21		24	0	0
SCX	07/2016		$92	JPY	9,400	0	(1)
	08/2016	JPY	9,400		$92	1	0
SOG	08/2016	ZAR	2,615		170	0	(7)
UAG	07/2016	EUR	29		32	0	0

Total Forward Foreign Currency Contracts						$7	$(14)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10Y USD CMS 2.643	11/18/2016	$1,570	$55	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$4,600	$80	$7
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	4,700	186	24
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	5,600	118	8
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	5,800	247	30

							$631	$69

Total Purchased Options							$686	$69

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/21/2017	%	$300	$(6)	$8	$2	$0

Total Swap Agreements						$(6)	$8	$2	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Exchange-Traded Funds	$6,271	$0	$0	$6,271
Short-Term Instruments
Repurchase Agreements	0	371	0	371
U.S. Treasury Bills	0	183	0	183
	$6,271	$554	$0	$6,825

Investments in Affiliates, at Value
Mutual Funds	44,401	0	0	44,401
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,691	0	0	7,691

	$52,092	$0	$0	$52,092

Total Investments	$58,363	$554	$0	$58,917

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	190	21	0	211
Over the counter	0	78	0	78
	$190	$99	$0	$289

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(13)	0	(14)
Over the counter	0	(14)	0	(14)

	$(1)	$(27)	$0	$(28)

Totals	$58,552	$626	$0	$59,178

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM 2035 Fund

June 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 12.2%
EXCHANGE-TRADED FUNDS 11.2%
Vanguard FTSE Emerging Markets ETF	151,559	$5,338

Total Exchange-Traded Funds (Cost $5,277)		5,338

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (d) 0.6%		279

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.4%
0.377% due 11/03/2016 - 12/08/2016 (a)(b)(f)	$174	174

Total Short-Term Instruments (Cost $453)		453

Total Investments in Securities (Cost $5,730)		5,791

	SHARES
INVESTMENTS IN AFFILIATES 85.6%
MUTUAL FUNDS (c) 69.1%
PIMCO CommodityRealReturn Strategy Fund®	129,447	941
PIMCO Emerging Local Bond Fund	55,242	408
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	46,901	490
PIMCO High Yield Fund	371,360	3,168
PIMCO Income Fund	308,094	3,663
PIMCO Long Duration Total Return Fund	91,489	1,092
PIMCO Long-Term Credit Fund	90,860	1,095
PIMCO Real Return Asset Fund	172,140	1,463
PIMCO Real Return Fund	85,686	951
PIMCO RealEstateRealReturn Strategy Fund	425,661	3,631
PIMCO StocksPLUS® Fund	1,760,647	15,476
PIMCO Total Return Fund	46,921	484

Total Mutual Funds (Cost $31,150)		32,862

SHORT-TERM INSTRUMENTS 16.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.5%
PIMCO Short-Term Floating NAV Portfolio III	792,771	7,836

Total Short-Term Instruments (Cost $7,835)		7,836

Total Investments in Affiliates (Cost $38,985)		40,698

Total Investments 97.8% (Cost $44,715)		$46,489
Financial Derivative Instruments (e)(g) 0.4% (Cost or Premiums, net $458)		206
Other Assets and Liabilities, net 1.8%		862

Net Assets 100.0%		$47,557

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$279	U.S. Treasury Notes 2.375% due 12/31/2020	$(286)	$279	$279

Total Repurchase Agreements						$(286)	$279	$279

(1)	Includes accrued interest.

(e) Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	2,150.000	07/15/2016	5	$5	$1
Put - CBOE S&P 500 Index	1,700.000	09/16/2016	18	14	9

				$19	$10

Total Purchased Options				$19	$10

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	2,000.000	07/15/2016	5	$(4)	$(2)

Total Written Options				$(4)	$(2)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
Euro STOXX 50 September Futures	Long	09/2016	16	$(14)	$20	$0
Mini MSCI EAFE Index September Futures	Long	09/2016	92	(59)	105	0
Nikkei 225 Index September Futures	Long	09/2016	7	(38)	9	(1)
Russell 2000 Mini Index September Futures	Long	09/2016	19	(25)	35	0

Total Futures Contracts				$(136)	$169	$(1)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	06/20/2021	$4,900	$(55)	$8	$0	$(9)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.500%	06/15/2046	$400	$(61)	$(43)	$5	$0

Total Swap Agreements					$(116)	$(35)	$5	$(9)

(f)	Securities with an aggregate market value of $174 have been pledged as collateral as of June 30, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $806 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016		$118	EUR	107	$1	$0
	08/2016	EUR	107		$118	0	(1)
	08/2016	PLN	226		58	1	0
BPS	07/2016	JPY	2,100		21	0	0
BRC	07/2016		$29	EUR	26	0	0
	08/2016	EUR	26		$29	0	0
CBK	07/2016		89		99	1	0
	07/2016	JPY	1,900		18	0	(1)
	07/2016		$27	EUR	24	0	(1)
	07/2016		59	GBP	41	0	(5)
GLM	07/2016	EUR	23		$26	1	0
	07/2016	JPY	4,800		44	0	(2)
JPM	07/2016	EUR	19		21	0	0
	07/2016	GBP	41		54	0	0
SCX	07/2016		$86	JPY	8,800	0	(1)
	08/2016	JPY	8,800		$87	1	0
SOG	08/2016	ZAR	2,481		161	0	(6)
UAG	07/2016	EUR	26		29	0	0

Total Forward Foreign Currency Contracts						$5	$(17)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10 Y USC CMS 2.643	11/18/2016	1,104	$39	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,900	$50	$4
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	3,100	123	16
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	3,700	78	5
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	3,700	157	19

							$408	$44

Total Purchased Options							$447	$44

Swap Agreements:

Credit Default Swaps on U.S. Municipa Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.473%	$200	$(4)	$6	$2	$0

Total Swap Agreements						$(4)	$6	$2	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Exchange-Traded Funds	$5,338	$0	$0	$5,338
Short-Term Instruments
Repurchase Agreements	0	279	0	279
U.S. Treasury Bills	0	174	0	174
	$5,338	$453	$0	$5,791

Investments in Affiliates, at Value
Mutual Funds	32,862	0	0	32,862
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,836	0	0	7,836

	$40,698	$0	$0	$40,698

Total Investments	$46,036	$453	$0	$46,489

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	169	15	0	184
Over the counter	0	51	0	51
	$169	$66	$0	$235

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(11)	0	(12)
Over the counter	0	(17)	0	(17)

	$(1)	$(28)	$0	$(29)

Totals	$46,204	$491	$0	$46,695
There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2040 Fund

June 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 13.0%
EXCHANGE-TRADED FUNDS 12.3%
Vanguard FTSE Emerging Markets ETF	208,719	$7,351

Total Exchange-Traded Funds (Cost $7,262)		7,351

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (d) 0.4%		222

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.3%
0.420% due 11/03/2016 - 12/08/2016 (a)(b)(f)	$213	213

Total Short-Term Instruments (Cost $434)		435

Total Investments in Securities (Cost $7,696)		7,786

	SHARES
INVESTMENTS IN AFFILIATES 84.7%
MUTUAL FUNDS (c) 67.3%
PIMCO CommodityRealReturn Strategy Fund®	163,267	1,187
PIMCO Emerging Local Bond Fund	146,503	1,083
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	57,146	596
PIMCO High Yield Fund	347,340	2,963
PIMCO Income Fund	301,467	3,584
PIMCO Long Duration Total Return Fund	83,470	997
PIMCO Long-Term Credit Fund	79,743	961
PIMCO Real Return Asset Fund	142,339	1,210
PIMCO Real Return Fund	112,177	1,245
PIMCO RealEstateRealReturn Strategy Fund	565,234	4,821
PIMCO StocksPLUS® Fund	2,371,641	20,847
PIMCO Total Return Fund	63,758	657

Total Mutual Funds (Cost $37,998)		40,151

SHORT-TERM INSTRUMENTS 17.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.4%
PIMCO Short-Term Floating NAV Portfolio III	1,050,245	10,381

Total Short-Term Instruments (Cost $10,379)		10,381

Total Investments in Affiliates (Cost $48,377)		50,532

Total Investments 97.7% (Cost $56,073)		$58,318
Financial Derivative Instruments (e)(g) 0.5% (Cost or Premiums, net $616)		290
Other Assets and Liabilities, net 1.8%		1,063

Net Assets 100.0%		$59,671

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$222	U.S. Treasury Notes 2.375% due 12/31/2020	$(228)	$222	$222

Total Repurchase Agreements						$(228)	$222	$222

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	2,150.000	07/15/2016	7	$8	$1
Put - CBOE S&P 500 Index	1,700.000	09/16/2016	23	17	12

				$25	$13

Total Purchased Options				$25	$13

Written Options: Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	2,000.000	07/15/2016	7	$(6)	$(3)

Total Written Options				$(6)	$(3)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
Euro STOXX 50 September Futures	Long	09/2016	22	$(20)	$27	$0
Mini MSCI EAFE Index September Futures	Long	09/2016	125	(75)	144	0
Nikkei 225 Index September Futures	Long	09/2016	10	(49)	14	(1)
Russell 2000 Mini Index September Futures	Long	09/2016	26	(37)	48	0

Total Futures Contracts				$(181)	$233	$(1)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	06/20/2021	$6,400	$(72)	$10	$0	$(12)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.500%	06/15/2046	$600	$(91)	$(65)	$6	$0

Total Swap Agreements					$(163)	$(55)	$6	$(12)

(f)	Securities with an aggregate market value of $213 have been pledged as collateral as of June 30, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $1,121 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016		$277	EUR	251	$2	$0
	08/2016	EUR	251		$277	0	(2)
	08/2016	PLN	198		51	1	0
BRC	07/2016		$39	EUR	35	0	0
	08/2016	EUR	35		$39	0	0
CBK	07/2016		225		251	2	0
	07/2016		$36	EUR	32	0	(1)
GLM	07/2016	EUR	33		$37	1	0
	07/2016	JPY	7,000		64	0	(3)
JPM	07/2016	EUR	25		28	0	0
	07/2016	JPY	4,700		45	0	0
SCX	07/2016		$115	JPY	11,700	0	(2)
	08/2016	JPY	11,700		$115	1	0
SOG	08/2016	ZAR	2,795		182	0	(7)
UAG	07/2016	EUR	35		39	0	0

Total Forward Foreign Currency Contracts						$7	$(15)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10Y USD CMS 2.643	11/18/2016	$1,340	$47	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$4,100	$71	$6
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	4,200	166	21
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	4,900	104	7
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	5,000	213	26

							$554	$60

Total Purchased Options							$601	$60

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.473%	$200	$(4)	$6	$2	$0

Total Swap Agreements						$(4)	$6	$2	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Exchange-Traded Funds	$7,351	$0	$0	$7,351
Short-Term Instruments
Repurchase Agreements	0	222	0	222
U.S. Treasury Bills	0	213	0	213
	$7,351	$435	$0	$7,786

Investments in Affiliates, at Value
Mutual Funds	40,151	0	0	40,151
Short-Term Instruments
Central Funds Used for Cash Management Purposes	10,381	0	0	10,381

	$50,532	$0	$0	$50,532

Total Investments	$57,883	$435	$0	$58,318

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	233	19	0	252
Over the counter	0	69	0	69
	$233	$88	$0	$321

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(15)	0	(16)
Over the counter	0	(15)	0	(15)

	$(1)	$(30)	$0	$(31)

Totals	$58,115	$493	$0	$58,608

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealPathTM 2045 Fund

June 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 14.0%
EXCHANGE-TRADED FUNDS 13.2%
Vanguard FTSE Emerging Markets ETF	162,642	$5,728

Total Exchange-Traded Funds (Cost $5,729)		5,728

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (d) 0.4%		184

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.4%
0.377% due 11/03/2016 - 12/08/2016 (a)(b)(f)	$174	174

Total Short-Term Instruments (Cost $358)		358

Total Investments in Securities (Cost $6,087)		6,086

	SHARES
INVESTMENTS IN AFFILIATES 83.8%
MUTUAL FUNDS (c) 64.7%
PIMCO CommodityRealReturn Strategy Fund®	121,520	884
PIMCO Emerging Local Bond Fund	119,492	883
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	41,473	433
PIMCO High Yield Fund	148,305	1,265
PIMCO Income Fund	140,911	1,675
PIMCO Long Duration Total Return Fund	54,342	649
PIMCO Long-Term Credit Fund	55,969	674
PIMCO Real Return Asset Fund	103,227	877
PIMCO Real Return Fund	76,976	854
PIMCO RealEstateRealReturn Strategy Fund	408,046	3,481
PIMCO StocksPLUS® Fund	1,811,016	15,919
PIMCO Total Return Fund	41,517	428

Total Mutual Funds (Cost $26,377)		28,022

SHORT-TERM INSTRUMENTS 19.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.1%
PIMCO Short-Term Floating NAV Portfolio III	835,059	8,254

Total Short-Term Instruments (Cost $8,251)		8,254

Total Investments in Affiliates (Cost $34,628)		36,276

Total Investments 97.8% (Cost $40,715)		$42,362
Financial Derivative Instruments (e)(g) 0.5% (Cost or Premiums, net $268)		195
Other Assets and Liabilities, net 1.7%		767

Net Assets 100.0%		$43,324

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$184	U.S. Treasury Notes 2.375% due 12/31/2020	$(191)	$184	$184

Total Repurchase Agreements						$(191)	$184	$184

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	2,150.000	07/15/2016	5	$5	$1
Put - CBOE S&P 500 Index	1,700.000	09/16/2016	16	12	8

Total Purchased Options				$17	$9

Written Options: Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	2,000.000	07/15/2016	5	$(4)	$(2)

Total Written Options				$(4)	$(2)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
Euro STOXX 50 September Futures	Long	09/2016	18	$(13)	$22	$0
Mini MSCI EAFE Index September Futures	Long	09/2016	96	(56)	109	0
Nikkei 225 Index September Futures	Long	09/2016	7	(38)	10	(1)
Russell 2000 Mini Index September Futures	Long	09/2016	18	(26)	33	0

Total Futures Contracts				$(133)	$174	$(1)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	06/20/2021	$4,600	$(52)	$8	$0	$(8)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.500%	06/15/2046	$400	$(60)	$(44)	$4	$0

Total Swap Agreements					$(112)	$(36)	$4	$(8)

(f)	Securities with an aggregate market value of $174 have been pledged as collateral as of June 30, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $823 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	$	164	EUR	149	$1	$0
	08/2016	EUR	149	$	164	0	(1)
	08/2016	PLN	139		36	1	0
BPS	07/2016	JPY	2,000		20	0	0
BRC	07/2016	$	32	EUR	29	0	0
	08/2016	EUR	29	$	32	0	0
CBK	07/2016		132		148	1	0
	07/2016	JPY	2,000		19	0	(1)
	07/2016	$	28	EUR	25	0	(1)
	07/2016		85	JPY	8,700	0	(1)
	08/2016	JPY	8,700	$	85	1	0
GLM	07/2016	EUR	24		27	0	0
	07/2016	JPY	4,700		43	0	(2)
JPM	07/2016	EUR	18		20	0	0
SOG	08/2016	ZAR	2,047		133	0	(5)
UAG	07/2016	EUR	29		32	0	0

Total Forward Foreign Currency Contracts						$4	$(11)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10Y USD CMS 2.643	11/18/2016	805	$28	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$1,700	$30	$2
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	1,700	67	9
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	2,000	42	3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	2,100	90	11

							$229	$25

Total Purchased Options							$257	$25

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.473%	$100	$(2)	$3	$1	$0

Total Swap Agreements						$(2)	$3	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Exchange-Traded Funds	$5,728	$0	$0	$5,728
Short-Term Instruments
Repurchase Agreements	0	184	0	184
U.S. Treasury Bills	0	174	0	174
	$5,728	$358	$0	$6,086

Investments in Affiliates, at Value
Mutual Funds	28,022	0	0	28,022
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,254	0	0	8,254

	$36,276	$0	$0	$36,276

Total Investments	$42,004	$358	$0	$42,362

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	174	13	0	187
Over the counter	0	30	0	30
	$174	$43	$0	$217

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(10)	0	(11)
Over the counter	0	(11)	0	(11)

	$(1)	$(21)	$0	$(22)

Totals	$42,177	$380	$0	$42,557

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2050 Fund

June 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 14.2%
EXCHANGE-TRADED FUNDS 13.4%
Vanguard FTSE Emerging Markets ETF	323,956	$11,410

Total Exchange-Traded Funds (Cost $11,332)		11,410

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (d) 0.4%		354

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.4%
0.421% due 11/03/2016 - 12/08/2016 (a)(b)(f)	$334	334

Total Short-Term Instruments (Cost $687)		688

Total Investments in Securities (Cost $12,019)		12,098

	SHARES
INVESTMENTS IN AFFILIATES 83.7%
MUTUAL FUNDS (c) 64.3%
PIMCO CommodityRealReturn Strategy Fund®	232,393	1,689
PIMCO Emerging Local Bond Fund	241,943	1,788
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	83,988	877
PIMCO High Yield Fund	242,054	2,065
PIMCO Income Fund	244,293	2,904
PIMCO Long Duration Total Return Fund	108,564	1,296
PIMCO Long-Term Credit Fund	113,344	1,366
PIMCO Real Return Asset Fund	125,286	1,065
PIMCO Real Return Fund	155,885	1,730
PIMCO RealEstateRealReturn Strategy Fund	804,440	6,862
PIMCO StocksPLUS® Fund	3,687,341	32,412
PIMCO Total Return Fund	84,077	867

Total Mutual Funds (Cost $51,576)		54,921

SHORT-TERM INSTRUMENTS 19.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.4%
PIMCO Short-Term Floating NAV Portfolio III	1,679,880	16,604

Total Short-Term Instruments (Cost $16,601)		16,604

Total Investments in Affiliates (Cost $68,177)		71,525

Total Investments 97.9% (Cost $80,196)		$83,623
Financial Derivative Instruments (e)(g) 0.4% (Cost or Premiums, net $467)		383
Other Assets and Liabilities, net 1.7%		1,400

Net Assets 100.0%		$85,406

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$354	U.S. Treasury Notes 2.375% due 12/31/2020	$(366)	$354	$354

Total Repurchase Agreements						$(366)	$354	$354

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	2,150.000	07/15/2016	11	$12	$2
Put - CBOE S&P 500 Index	1,700.000	09/16/2016	32	24	16

				$36	$18

Total Purchased Options				$36	$18

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	2,000.000	07/15/2016	11	$(9)	$(4)

Total Written Options				$(9)	$(4)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
Euro STOXX 50 September Futures	Long	09/2016	35	$(27)	$44	$0
Mini MSCI EAFE Index September Futures	Long	09/2016	191	(110)	217	0
Nikkei 225 Index September Futures	Long	09/2016	14	(73)	19	(2)
Russell 2000 Mini Index September Futures	Long	09/2016	37	(52)	68	0

Total Futures Contracts				$(262)	$348	$(2)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	06/20/2021	$9,700	$(109)	$16	$0	$(18)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.500%	06/15/2046	$910	$(138)	$(89)	$10	$0

Total Swap Agreements					$(247)	$(73)	$10	$(18)

(f)	Securities with an aggregate market value of $334 have been pledged as collateral as of June 30, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $1,617 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016		$305	EUR	277	$2	$0
	08/2016	EUR	277		$306	0	(2)
	08/2016	PLN	249		64	1	0
BPS	07/2016	JPY	4,000		39	1	0
BRC	07/2016		$63	EUR	57	0	0
	08/2016	EUR	57		$63	0	0
CBK	07/2016		243		271	2	0
	07/2016	JPY	3,900		37	0	(1)
	07/2016		$56	EUR	49	0	(1)
GLM	07/2016	EUR	47		$53	1	0
	07/2016	JPY	11,600		107	0	(6)
JPM	07/2016	EUR	36		40	0	0
SCX	07/2016		$191	JPY	19,500	0	(3)
	08/2016	JPY	19,500		$192	3	0
SOG	08/2016	ZAR	4,019		261	0	(10)
UAG	07/2016	EUR	57		63	0	0

Total Forward Foreign Currency Contracts						$10	$(23)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10Y USD CMS 2.643	11/18/2016	$1	$52	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,900	$50	$4
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	2,900	115	15
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	3,500	74	5
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	3,600	153	19

							$392	$43

Total Purchased Options							$444	$43

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.473%	$200	$(4)	$5	$1	$0

Total Swap Agreements						$(4)	$5	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Exchange-Traded Funds	$11,410	$0	$0	$11,410
Short-Term Instruments
Repurchase Agreements	0	354	0	354
U.S. Treasury Bills	0	334	0	334
	$11,410	$688	$0	$12,098

Investments in Affiliates, at Value
Mutual Funds	54,921	0	0	54,921
Short-Term Instruments
Central Funds Used for Cash Management Purposes	16,604	0	0	16,604

	$71,525	$0	$0	$71,525

Total Investments	$82,935	$688	$0	$83,623
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	348	28	0	376
Over the counter	0	54	0	54
	$348	$82	$0	$430

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(22)	0	(24)
Over the counter	0	(23)	0	(23)

	$(2)	$(45)	$0	$(47)

Totals	$83,281	$725	$0	$84,006

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2055 Fund

June 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 13.3%
EXCHANGE-TRADED FUNDS 13.3%
Vanguard FTSE Emerging Markets ETF	13,486	$475

Total Exchange-Traded Funds (Cost $472)		475

Total Investments in Securities (Cost $472)		475

INVESTMENTS IN AFFILIATES 79.1%
MUTUAL FUNDS (a) 63.2%
PIMCO CommodityRealReturn Strategy Fund®	9,884	72
PIMCO Emerging Local Bond Fund	9,746	72
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,383	35
PIMCO High Yield Fund	10,426	89
PIMCO Income Fund	10,316	123
PIMCO Long Duration Total Return Fund	4,466	53
PIMCO Long-Term Credit Fund	4,566	55
PIMCO Real Return Asset Fund	4,206	36
PIMCO Real Return Fund	6,279	70
PIMCO RealEstateRealReturn Strategy Fund	33,534	286
PIMCO StocksPLUS® Fund	151,351	1,330
PIMCO Total Return Fund	3,387	35

Total Mutual Funds (Cost $2,107)		2,256

SHORT-TERM INSTRUMENTS 15.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.9%
PIMCO Short-Term Floating NAV Portfolio III	57,302	566

Total Short-Term Instruments (Cost $566)		566

Total Investments in Affiliates (Cost $2,673)		2,822

Total Investments 92.4% (Cost $3,145)		$3,297
Financial Derivative Instruments (b)(c) 0.4% (Cost or Premiums, net $3)		14
Other Assets and Liabilities, net 7.2%		256

Net Assets 100.0%		$3,567

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,700.000	09/16/2016	1	$1	$1

Total Purchased Options				$1	$1

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro STOXX 50 September Futures	Long	09/2016	1	$0	$1	$0
Mini MSCI EAFE Index September Futures	Long	09/2016	8	(5)	9	0
Nikkei 225 Index September Futures	Long	09/2016	1	(6)	1	0
Russell 2000 Mini Index September Futures	Long	09/2016	2	(2)	4	0

Total Futures Contracts				$(13)	$15	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	06/20/2021	$400	$(4)	$1	$0	$(1)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.500%	06/15/2046	$50	$(8)	$(5)	$1	$0

Total Swap Agreements					$(12)	$(4)	$1	$(1)

Cash of $93 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016		$12	EUR	11	$0	$0
	08/2016	EUR	11		$12	0	0
	08/2016	PLN	13		3	0	0
BPS	07/2016	BRL	34		11	0	0
	07/2016		$10	BRL	34	1	0
	08/2016	BRL	34		$10	0	(1)
CBK	07/2016	EUR	10		11	0	0
	07/2016	JPY	400		4	0	0
	07/2016		$2	EUR	2	0	0
	08/2016		1		1	0	0
GLM	07/2016	EUR	3		$3	0	0
	07/2016	JPY	500		5	0	0
JPM	07/2016	BRL	34		9	0	(1)
	07/2016	EUR	3		3	0	0
	07/2016	GBP	5		7	0	0
	07/2016		$10	BRL	34	0	0
NAB	07/2016		3	EUR	3	0	0
	08/2016	EUR	3		$3	0	0
SCX	07/2016		$9	JPY	900	0	0
	08/2016	JPY	900		$9	0	0
SOG	08/2016	ZAR	174		11	0	(1)

Total Forward Foreign Currency Contracts						$1	$(3)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10Y USD CMS 2.643	11/18/2016	58	$2	$0

Total Purchased Options					$2	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Exchange-Traded Funds	$475	$0	$0	$475
	$475	$0	$0	$475

Investments in Affiliates, at Value
Mutual Funds	2,256	0	0	2,256
Short-Term Instruments
Central Funds Used for Cash Management Purposes	566	0	0	566

	$2,822	$0	$0	$2,822

Total Investments	$3,297	$0	$0	$3,297

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15	2	0	17
Over the counter	0	1	0	1
	$15	$3	$0	$18

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1)	$0	$(1)
Over the counter	$0	$(3)	$0	$(3)

	$0	$(4)	$0	$(4)

Totals	$3,312	$(1)	$0	$3,311

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ Income Fund

June 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 7.3%
EXCHANGE-TRADED FUNDS 6.4%
Vanguard FTSE Emerging Markets ETF	86,111	$3,033

Total Exchange-Traded Funds (Cost $3,191)		3,033

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (d) 0.7%		341

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.2%
0.416% due 11/03/2016 - 12/08/2016 (a)(b)(f)	$76	76

Total Short-Term Instruments (Cost $417)		417

Total Investments in Securities (Cost $3,608)		3,450

	SHARES
INVESTMENTS IN AFFILIATES 89.9%
MUTUAL FUNDS (c) 83.5%
PIMCO CommodityRealReturn Strategy Fund®	130,578	949
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	137,076	1,431
PIMCO High Yield Fund	420,940	3,591
PIMCO Income Fund	665,045	7,907
PIMCO Long Duration Total Return Fund	140,444	1,677
PIMCO Long-Term Credit Fund	139,481	1,681
PIMCO Real Return Asset Fund	394,508	3,353
PIMCO Real Return Fund	430,146	4,775
PIMCO RealEstateRealReturn Strategy Fund	113,021	964
PIMCO StocksPLUS® Fund	1,046,948	9,203
PIMCO Total Return Fund	417,776	4,307

Total Mutual Funds (Cost $38,868)		39,838

SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio III	310,003	3,064

Total Short-Term Instruments (Cost $3,064)		3,064

Total Investments in Affiliates (Cost $41,932)		42,902

Total Investments 97.2% (Cost $45,540)		$46,352
Financial Derivative Instruments (e)(g) 0.4% (Cost or Premiums, net $541)		206
Other Assets and Liabilities, net 2.4%		1,119

Net Assets 100.0%		$47,677

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$341	U.S. Treasury Notes 2.375% due 12/31/2020	$(350)	$341	$341

Total Repurchase Agreements						$(350)	$341	$341

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options On Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	2,150.000	07/15/2016	3	$3	$0
Put - CBOE S&P 500 Index	1,650.000	09/16/2016	25	84	9
Put - CBOE S&P 500 Index	1,700.000	12/16/2016	16	34	30
Put - CBOE S&P 500 Index	1,750.000	12/16/2016	16	42	37

				$163	$76

Total Purchased Options				$163	$76

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	2,000.000	07/15/2016	3	$(2)	$(1)
Put - CBOE S&P 500 Index	1,400.000	09/16/2016	25	(32)	(3)
Put - CBOE S&P 500 Index	1,500.000	12/16/2016	16	(15)	(14)

				$(49)	$(18)

Total Written Options				$(49)	$(18)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
Euro STOXX 50 September Futures	Long	09/2016	9	$(8)	$11	$0
Mini MSCI EAFE Index September Futures	Long	09/2016	48	(28)	55	0
Nikkei 225 Index September Futures	Long	09/2016	4	(21)	6	0
Russell 2000 Mini Index September Futures	Long	09/2016	13	(17)	24	0

Total Futures Contracts				$(74)	$96	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	06/20/2021	$3,000	$(34)	$5	$0	$(6)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.500%	06/15/2046	$500	$(76)	$(54)	$5	$0

Total Swap Agreements					$(110)	$(49)	$5	$(6)

(f)	Securities with an aggregate market value of $76 have been pledged as collateral as of June 30, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $503 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016	AUD	91		$67	$0	$(1)
	08/2016		$67	AUD	91	1	0
BOA	07/2016		53	EUR	48	0	0
	08/2016	EUR	48		$53	0	0
	08/2016	PLN	121		31	1	0
BPS	07/2016	JPY	1,200		12	0	0
BRC	07/2016		$24	EUR	22	0	0
	08/2016	EUR	22		$25	0	0
CBK	07/2016		45		50	0	0
	07/2016	JPY	3,300		31	0	(1)
GLM	07/2016	EUR	14		16	0	0
	07/2016		$23	EUR	21	0	0
JPM	07/2016	EUR	10		$11	0	0
	07/2016		$66	AUD	91	2	0
SCX	07/2016	JPY	14,400		$141	2	0
	08/2016		$142	JPY	14,400	0	(2)
SOG	08/2016	ZAR	974		$63	0	(3)
UAG	07/2016	EUR	22		24	0	0
	07/2016		$173	JPY	18,900	10	0

Total Forward Foreign Currency Contracts						$16	$(7)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 2,061.000	10Y USD CMS 2.643	11/18/2016	$1,107	$39	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,800	$48	$4
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	2,900	115	15
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	3,600	76	5
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	3,600	153	19

							$392	$43

Total Purchased Options							$431	$43

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.473%	$200	$(4)	$5	$1	$0

Total Swap Agreements						$(4)	$5	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Exchange-Traded Funds	$3,033	$0	$0	$3,033
Short-Term Instruments
Repurchase Agreements	0	341	0	341
U.S. Treasury Bills	0	76	0	76
	$3,033	$417	$0	$3,450

Investments in Affiliates, at Value
Mutual Funds	39,838	0	0	39,838
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,064	0	0	3,064

	$42,902	$0	$0	$42,902

Total Investments	$45,935	$417	$0	$46,352

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	96	81	0	177
Over the counter	0	60	0	60
	$96	$141	$0	$237

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(24)	0	(24)
Over the counter	0	(7)	0	(7)

	$0	$(31)	$0	$(31)

Totals	$46,031	$527	$0	$46,558

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.0%
BANK LOAN OBLIGATIONS 85.2%
Abacus Innovations Corp.
TBD% due 01/26/2023	$8,000	$8,005
ABC Supply Co., Inc.
3.500% due 04/16/2020	4,677	4,682
Acadia Healthcare Company, Inc.
4.500% due 02/16/2023	4,279	4,270
Activision Blizzard, Inc.
3.250% due 10/12/2020	183	184
ADS Waste Holdings, Inc.
3.750% due 10/09/2019	4,828	4,760
Advancepierre Foods, Inc.
TBD% due 06/02/2023	1,675	1,675
Air Medical Group Holdings, Inc.
4.250% due 04/28/2022	3,998	3,917
Albertson’s Holdings LLC
TBD% due 06/22/2023	1,765	1,765
5.125% due 08/25/2019	1,299	1,299
5.500% due 03/21/2019	6,029	6,029
5.500% due 08/25/2021	500	500
Alere, Inc.
4.250% due 06/18/2022	992	989
Alliant Holdings, Inc.
4.500% due 08/12/2022	2,945	2,913
American Renal Holdings, Inc.
4.750% due 09/20/2019	5,656	5,641
Amsurg Corp.
3.500% due 07/16/2021	3,182	3,182
Ancestry.com, Inc.
5.000% due 08/17/2022	3,126	3,124
AP NMT Acquisition BV
6.750% due 08/13/2021	1,369	1,130
Aramark Services, Inc.
3.250% due 09/07/2019	1,338	1,341
3.250% due 02/24/2021	1,244	1,245
Ardagh Holdings USA, Inc.
4.000% due 12/17/2019	3,975	3,977
Asurion LLC
4.250% due 07/08/2020	1,576	1,548
5.000% due 05/24/2019	3,349	3,343
Atlantic Aviation FBO, Inc.
3.250% due 05/31/2020	2,658	2,657
Atrium Innovations, Inc.
4.250% due 02/13/2021	3,711	3,613
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023	15,916	15,935
AVSC Holdings Corp.
4.500% due 01/24/2021	3,982	3,942
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	7,257	7,275
AWAS Finance Luxembourg SARL
4.000% due 06/10/2018	2,305	2,311
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020	4,460	4,461
Axiall Holdco, Inc.
4.000% due 02/25/2022	928	929
B&G Foods, Inc.
3.750% due 11/02/2022	3,173	3,185
Bass Pro Group LLC
4.000% due 06/05/2020	3,701	3,654
BE Aerospace, Inc.
3.750% due 12/16/2021	4,885	4,911
Beacon Roofing Supply, Inc.
4.000% due 10/01/2022	1,489	1,491
Berlin Packaging LLC
4.500% due 10/01/2021	4,101	4,101
Berry Plastics Holding Corp.
3.500% due 02/08/2020	2,413	2,406
3.750% due 01/06/2021	1,350	1,352
3.750% due 10/01/2022	2,150	2,138
4.000% due 10/01/2022	3,699	3,708
BJ’s Wholesale Club, Inc.
4.500% due 09/26/2019	6,715	6,665
8.500% due 03/26/2020	323	315
Black Knight InfoServ LLC
3.750% due 05/27/2022	1,277	1,282

Blue Coat Systems, Inc.
4.500% due 05/20/2022	2,985	2,981
BMC Software Finance, Inc.
5.000% due 09/10/2020	5,894	5,265
Boyd Gaming Corp.
4.000% due 08/14/2020	2,286	2,289
Brickman Group Ltd. LLC
4.000% - 5.500% due 12/18/2020	2,667	2,629
Burger King Worldwide, Inc.
3.750% due 12/10/2021	8,056	8,053
Cactus Wellhead LLC
7.000% due 07/31/2020	706	480
Calpine Construction Finance Co. LP
3.000% due 05/03/2020	4,485	4,405
Calpine Corp.
3.500% due 05/27/2022	322	319
Capsugel Holdings U.S., Inc.
4.000% due 07/31/2021	3,491	3,484
Catalent Pharma Solutions, Inc.
4.250% due 05/20/2021	5,171	5,177
CDRH Parent, Inc.
5.250% due 07/01/2021	1,393	1,254
Charter Communications Operating LLC
3.250% - 3.500% due 08/24/2021	923	921
3.500% due 01/24/2023	11,820	11,839
Chemours Co.
3.750% due 05/12/2022	5,910	5,723
CityCenter Holdings LLC
4.250% due 10/16/2020	4,102	4,109
CommScope, Inc.
3.750% due 12/29/2022	3,749	3,756
Communications Sales & Leasing, Inc.
5.000% due 10/24/2022	3,577	3,543
Community Health Systems, Inc.
3.924% due 12/31/2018	4,773	4,743
4.000% due 01/27/2021	5,227	5,103
Concordia Healthcare Corp.
5.250% due 10/21/2021	2,139	2,071
Convatec, Inc.
4.250% due 06/15/2020	2,751	2,753
CPG International, Inc.
4.750% due 09/30/2020	6,540	6,458
Darling International, Inc.
3.250% due 01/06/2021	3,412	3,417
DaVita Healthcare Partners, Inc.
3.500% due 06/24/2021	5,186	5,203
Dealer Tire LLC
5.500% due 12/22/2021	1,252	1,251
Dell International LLC
4.000% due 04/29/2020	9,625	9,621
Dell, Inc.
TBD% due 05/24/2023	15,010	14,979
3.750% due 10/29/2018	106	106
Delos Finance SARL
3.500% due 03/06/2021	3,375	3,375
Delta SARL
4.750% due 07/30/2021	6,511	6,291
Diamond Resorts Corp.
5.500% due 05/09/2021	1,677	1,678
DJO Finance LLC
4.250% due 06/08/2020	2,651	2,532
Dollar Tree, Inc.
3.500% due 07/06/2022	4,604	4,609
Doosan Infracore International, Inc.
4.500% due 05/28/2021	5,011	4,973
Dynegy Holdings, Inc.
4.000% due 04/23/2020	2,894	2,839
Dynegy, Inc.
TBD% due 06/20/2023	800	790
Eldorado Resorts LLC
4.250% due 07/23/2022	1,657	1,658
Endo Luxembourg Finance Co. SARL
3.750% due 09/26/2022	4,154	4,097
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	23,897	23,890
Envision Healthcare Corp.
4.250% due 05/25/2018	3,063	3,067
4.500% due 10/28/2022	2,960	2,965
EP Energy LLC
3.500% due 05/24/2018	4,967	4,371
4.500% due 04/30/2019	2,500	2,206
Equinix, Inc.
4.000% due 01/08/2023	2,635	2,635
EWT Holdings Corp.
4.750% due 01/15/2021	3,223	3,215
5.500% due 01/15/2021	125	124

Expro Finservice SARL
5.750% due 09/02/2021	4,470	3,403
FCA US LLC
3.250% due 12/31/2018	3,587	3,592
3.500% due 05/24/2017	5,205	5,210
First Data Corp.
4.202% due 07/08/2022	11,525	11,434
Flying Fortress, Inc.
3.500% due 04/30/2020	2,850	2,850
Gardner Denver, Inc.
4.250% due 07/30/2020	3,631	3,344
Gates Global, Inc.
4.250% due 07/06/2021	5,730	5,461
GCP Applied Technologies, Inc.
5.250% due 02/03/2022	1,047	1,052
Generac Power Systems, Inc.
3.500% due 05/31/2020	1,339	1,331
General Nutrition Centers, Inc.
3.250% due 03/04/2019	1,407	1,386
Global Payments, Inc.
3.960% due 04/22/2023	1,900	1,917
Granite Acquisition, Inc.
5.000% due 12/19/2021	2,070	1,989
Greatbatch Ltd.
5.250% due 10/27/2022	1,965	1,955
Grifols Worldwide Operations USA, Inc.
3.460% due 02/27/2021	5,234	5,239
Hanesbrands, Inc.
3.250% due 04/29/2022	346	347
HCA, Inc.
3.381% due 05/01/2018	6,897	6,912
3.710% due 03/17/2023	998	1,002
HD Supply, Inc.
3.750% due 08/13/2021	4,491	4,491
Headwaters, Inc.
4.500% due 03/24/2022	1,667	1,669
Hearthside Group Holdings LLC
4.500% due 06/02/2021	1,529	1,511
Hertz Corp.
TBD% due 06/30/2023	5,000	5,009
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	13,815	13,841
Hub International Ltd.
4.000% due 10/02/2020	4,932	4,865
Huntsman International LLC
3.750% due 10/01/2021	4,531	4,523
Iasis Healthcare LLC
4.500% due 05/03/2018	3,309	3,306
Immucor, Inc.
5.000% due 08/17/2018	5,130	4,831
IMS Health, Inc.
3.500% due 03/17/2021	4,867	4,839
Ineos U.S. Finance LLC
4.250% due 03/31/2022	5,153	5,082
Informatica Corp.
4.500% due 08/05/2022	3,176	3,101
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019	544	494
ION Media Networks, Inc.
4.750% due 12/18/2020	1,240	1,237
J. Crew Group, Inc.
4.000% due 03/05/2021	3,172	2,180
J.C. Penny Corp., Inc.
TBD% due 06/23/2023	1,113	1,103
Jaguar Holding Co.
4.250% due 08/18/2022	5,669	5,632
Jefferies Finance LLC
4.500% due 05/14/2020	1,943	1,924
Jeld-Wen, Inc.
4.750% due 07/01/2022	3,176	3,183
KAR Auction Services, Inc.
3.938% due 03/11/2021	910	914
4.250% due 03/09/2023	2,095	2,108
Kinetic Concepts, Inc.
5.000% due 11/04/2020	12,610	12,578
Klockner-Pentaplast of America, Inc.
5.000% due 04/28/2020	1,318	1,321
KP Germany Erste GmbH
5.000% due 04/28/2020	563	565
Kronos Worldwide, Inc.
4.000% due 02/18/2020	1,311	1,230
Kronos, Inc.
4.500% due 10/30/2019	5,097	5,093
La Quinta Intermediate Holdings LLC
3.750% due 04/14/2021	765	748

Las Vegas Sands LLC
3.250% due 12/19/2020	7,273	7,276
Level 3 Financing, Inc.
3.500% due 05/31/2022	3,900	3,891
4.000% due 01/15/2020	5,150	5,155
Live Nation Entertainment, Inc.
3.500% due 08/16/2020	1,523	1,524
LTF Merger Sub, Inc.
4.250% due 06/10/2022	4,809	4,714
LTS Buyer LLC
4.000% due 04/13/2020	3,650	3,634
MacDermid, Inc.
5.500% due 06/07/2020	4,098	4,047
Mallinckrodt International Finance S.A.
3.250% due 03/19/2021	4,405	4,354
Manitowoc Foodservice, Inc.
5.750% due 03/03/2023	4,360	4,398
Maple Holdings Acquisition Corp.
5.250% due 03/03/2023	4,207	4,218
Mauser U.S. Corporate LLC
4.500% due 07/31/2021	3,198	3,146
Maxim Crane Works LP
10.250% due 11/26/2018	9,752	9,744
Media General, Inc.
4.000% due 07/31/2020	4,444	4,448
MGM Growth Properties LLC
4.000% due 04/25/2023	11,446	11,484
Michaels Stores, Inc.
3.750% due 01/28/2020	6,139	6,130
Micron Technology, Inc.
6.640% due 04/26/2022	225	227
Midas Intermediate Holdco LLC
4.500% due 08/18/2021	1,404	1,402
MKS Instruments, Inc.
4.250% due 05/01/2023	1,263	1,266
MPG Holdco, Inc.
3.750% due 10/20/2021	1,796	1,787
MPH Acquisition Holdings LLC
5.000% due 06/07/2023	7,680	7,712
Mueller Water Products, Inc.
4.000% due 11/25/2021	1,424	1,432
Multi Packaging Solutions, Inc.
4.250% due 09/30/2020	2,960	2,938
National Financial Partners Corp.
4.500% due 07/01/2020	4,391	4,357
NBTY, Inc.
5.000% due 05/05/2023	1,250	1,245
Neiman Marcus Group, Inc.
4.250% due 10/25/2020	8,121	7,315
North American Lifting Holdings, Inc.
5.500% due 11/27/2020	4,259	3,242
Novelis, Inc.
4.000% due 06/02/2022	6,014	5,971
NRG Energy, Inc.
TBD% due 06/08/2023	6,375	6,327
Numericable U.S. LLC
5.000% due 01/15/2024	8,695	8,690
NXP B.V.
3.750% due 12/07/2020	2,186	2,193
ON Semiconductor Corp.
5.250% due 03/31/2023	4,000	4,028
Onex TSG Holdings Corp.
5.000% due 07/31/2022	2,086	2,084
Onex Wizard U.S. Acquisition, Inc.
4.250% due 03/13/2022	1,893	1,888
Orion Engineered Carbons GmbH
4.750% due 07/25/2021	1,814	1,820
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021	7,227	6,842
Owens-Illinois, Inc.
3.500% due 09/01/2022	987	987
Party City Holdings, Inc.
4.250% due 08/19/2022	3,424	3,403
Patterson Medical Holdings, Inc.
5.250% due 08/28/2022	1,226	1,211
Penn National Gaming, Inc.
3.250% due 10/30/2020	950	950
Petco Animal Supplies, Inc.
TBD% due 01/26/2023	2,100	2,100
PetSmart, Inc.
4.250% due 03/11/2022	7,478	7,460
Pinnacle Entertainment, Inc.
3.750% due 04/28/2023	742	742
Pinnacle Foods Finance LLC
3.250% due 04/29/2020	3,467	3,471
3.750% due 01/13/2023	995	1,001

Playa Resorts Holding BV
4.000% due 08/09/2019	655	651
Ply Gem Industries, Inc.
4.000% due 02/01/2021	1,447	1,433
Post Holdings, Inc.
3.750% due 06/02/2021	2,252	2,259
PQ Corp.
5.750% due 11/04/2022	1,500	1,503
PRA Holdings, Inc.
4.500% due 09/23/2020	4,580	4,589
Prestige Brands, Inc.
3.500% - 5.250% due 09/03/2021	2,877	2,881
Prime Security Services
TBD% due 05/02/2022	1,500	1,504
Prime Security Services Borrower LLC
4.750% due 05/02/2022	3,000	3,017
Quorum Health Corp.
6.750% due 04/29/2022	3,616	3,625
Realogy Corp.
3.750% due 03/05/2020	6,049	6,054
Rexnord LLC
4.000% due 08/21/2020	4,976	4,940
Reynolds Group Holdings, Inc.
4.500% due 12/01/2018	3,465	3,469
Riverbed Technology, Inc.
5.000% due 04/24/2022	4,875	4,884
RPI Finance Trust
3.500% due 11/09/2020	3,255	3,259
Samsonite International S.A.
4.000% due 05/12/2023	1,650	1,661
SBA Senior Finance LLC
3.250% due 03/24/2021	3,588	3,557
Scientific Games International, Inc.
6.000% due 10/18/2020	3,031	2,998
6.000% due 10/01/2021	3,994	3,943
Select Medical Corp.
6.000% - 7.500% due 03/03/2021	998	996
Sequa Corp.
5.250% due 06/19/2017	5,860	4,615
Serta Simmons Holdings LLC
4.250% due 10/01/2019	2,277	2,279
ServiceMaster Co.
4.250% due 07/01/2021	5,017	5,024
Signode Industrial Group U.S., Inc.
3.750% due 05/01/2021	3,966	3,946
Sinclair Television Group, Inc.
3.500% due 07/30/2021	2,713	2,709
Smart & Final Stores LLC
4.000% due 11/15/2019	1,790	1,782
Spectrum Brands, Inc.
3.500% - 5.250% due 06/23/2022	2,025	2,028
SS&C Technologies, Inc.
4.000% due 07/08/2022	3,260	3,264
Station Casinos LLC
TBD% due 06/08/2023	9,625	9,592
Sterigenics-Nordion Holdings LLC
4.250% due 05/15/2022	4,233	4,191
Styrolution U.S. Holding LLC
6.500% due 11/07/2019	2,139	2,140
Sun Products Corp.
5.500% due 03/23/2020	2,356	2,360
Syniverse Holdings, Inc.
4.000% due 04/23/2019	6,912	5,219
T-Mobile USA, Inc.
3.500% due 11/09/2022	5,699	5,724
Telenet International Finance SARL
TBD% due 06/30/2024	2,450	2,440
Telesat Canada
3.500% due 03/28/2019	2,127	2,119
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016	7,566	7,563
TI Group Automotive Systems LLC
4.500% due 06/30/2022	2,600	2,555
TransDigm, Inc.
TBD% - 3.750% due 06/09/2023	4,250	4,206
3.750% due 05/14/2022	6,897	6,821
TransUnion LLC
3.500% due 04/09/2021	4,995	4,958
Tribune Media Co.
3.750% due 12/27/2020	3,650	3,650
U.S. Foods, Inc.
TBD% due 06/27/2023	7,470	7,457
U.S. Renal Care, Inc.
5.250% due 12/31/2022	2,190	2,190
Univar, Inc.
4.250% due 07/01/2022	2,853	2,824

Univision Communications, Inc.
4.000% due 03/01/2020	10,180	10,130
USI, Inc.
4.250% due 12/27/2019	2,829	2,805
Valeant Pharmaceuticals International, Inc.
4.750% due 08/05/2020	4,792	4,655
5.000% due 04/01/2022	4,477	4,360
Vantiv LLC
3.500% due 06/13/2021	2,587	2,594
Veritas Bermuda Ltd.
TBD% due 01/27/2023	3,656	3,199
Virgin Media Investment Holdings Ltd.
3.649% due 06/30/2023	5,562	5,431
Vizient, Inc.
6.250% due 02/13/2023	873	878
Waste Industries USA, Inc.
4.250% due 02/27/2020	1,579	1,582
West Corp.
TBD% due 06/08/2021	1,175	1,173
TBD% due 06/01/2023	2,075	2,072
3.250% due 06/30/2018	131	131
Western Digital Corp.
6.250% due 04/29/2023	3,425	3,444
Westmoreland Coal Co.
7.500% due 12/16/2020	7,806	5,991
WEX, Inc.
TBD% due 07/01/2023	4,500	4,489
Wilsonart LLC
4.000% due 10/31/2019	5,763	5,729
WMG Acquisition Corp.
3.750% due 07/01/2020	3,179	3,151
XPO Logistics, Inc.
5.500% due 11/01/2021	3,333	3,342
Yum! Brands, Inc.
3.192% due 06/16/2023	3,440	3,452
Zebra Technologies Corp.
4.750% due 10/27/2021	632	634
Ziggo Financing Partnership
TBD% - 3.652% due 01/15/2022	4,475	4,379

Total Bank Loan Obligations (Cost $911,450)		899,653

CORPORATE BONDS & NOTES 6.8%
BANKING & FINANCE 0.6%
Aircastle Ltd.
5.000% due 04/01/2023	150	153
CBRE Services, Inc.
5.000% due 03/15/2023	1,000	1,036
Crown Castle International Corp.
5.250% due 01/15/2023	1,000	1,126
Navient Corp.
5.875% due 03/25/2021	550	521
PHH Corp.
6.375% due 08/15/2021	1,000	883
RHP Hotel Properties LP
5.000% due 04/15/2023	775	773
Stearns Holdings LLC
9.375% due 08/15/2020	1,750	1,654

		6,146

INDUSTRIALS 5.7%
Acadia Healthcare Co., Inc.
6.500% due 03/01/2024	200	200
ADT Corp.
4.125% due 06/15/2023	1,400	1,318
6.250% due 10/15/2021	1,400	1,503
AECOM
5.750% due 10/15/2022	665	682
5.875% due 10/15/2024	565	582
Aleris International, Inc.
9.500% due 04/01/2021	300	309
Alliance Data Systems Corp.
5.250% due 12/01/2017	1,500	1,524
Altice Financing S.A.
7.500% due 05/15/2026	875	862
Aramark Services, Inc.
4.750% due 06/01/2026	200	197
Ardagh Packaging Finance PLC
4.625% due 05/15/2023	1,800	1,782
7.250% due 05/15/2024	300	308
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023	100	105

Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)		475	404
Boyd Gaming Corp.
6.375% due 04/01/2026		200	210
CCO Holdings LLC
5.125% due 05/01/2023		1,250	1,266
5.875% due 04/01/2024		650	679
Chemours Co.
6.625% due 05/15/2023		500	428
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024		400	411
Churchill Downs, Inc.
5.375% due 12/15/2021		1,475	1,513
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		1,000	1,005
Community Health Systems, Inc.
6.875% due 02/01/2022		1,200	1,056
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (a)		750	737
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		1,500	1,534
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		965	803
Diamond 1 Finance Corp.
5.450% due 06/15/2023		950	986
6.020% due 06/15/2026		300	312
7.125% due 06/15/2024		125	131
DISH DBS Corp.
5.875% due 07/15/2022		1,000	975
Eldorado Resorts, Inc.
7.000% due 08/01/2023		475	495
Endo Finance LLC
5.750% due 01/15/2022		2,025	1,837
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	150	119
HCA, Inc.
5.250% due 06/15/2026		$400	416
HD Supply, Inc.
5.750% due 04/15/2024		200	209
Hiland Partners Holdings LLC
7.250% due 10/01/2020		500	519
iHeartCommunications, Inc.
9.000% due 09/15/2022		1,725	1,203
INEOS Group Holdings S.A.
5.750% due 02/15/2019	EUR	1,650	1,849
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$675	597
Jaguar Holding Co.
6.375% due 08/01/2023		900	922
JC Penney Corp., Inc.
5.875% due 07/01/2023		50	51
KFC Holding Co.
5.000% due 06/01/2024		900	925
5.250% due 06/01/2026		900	925
Kinetic Concepts, Inc.
7.875% due 02/15/2021		250	266
KLX, Inc.
5.875% due 12/01/2022		650	640
Lamar Media Corp.
5.750% due 02/01/2026		100	104
5.875% due 02/01/2022		200	209
Land O’ Lakes, Inc.
6.000% due 11/15/2022		250	266
Laredo Petroleum, Inc.
7.375% due 05/01/2022		500	504
Lender Processing Services, Inc.
5.750% due 04/15/2023		656	690
Level 3 Financing, Inc.
5.250% due 03/15/2026		500	491
LifePoint Health, Inc.
5.375% due 05/01/2024		500	503
Mallinckrodt International Finance S.A.
5.750% due 08/01/2022		1,000	957
Manitowoc Foodservice, Inc.
9.500% due 02/15/2024		250	280
MPH Acquisition Holdings LLC
7.125% due 06/01/2024		750	789
Murphy Oil USA, Inc.
6.000% due 08/15/2023		750	780
NBTY, Inc.
7.625% due 05/15/2021		350	351
Numericable SFR S.A.
6.000% due 05/15/2022		1,200	1,171
6.250% due 05/15/2024		350	336
NXP BV
4.125% due 06/01/2021		400	407
4.625% due 06/01/2023		500	510

Performance Food Group, Inc.
5.500% due 06/01/2024		125	128
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024		125	125
Platform Specialty Products Corp.
6.500% due 02/01/2022		500	443
Post Holdings, Inc.
6.000% due 12/15/2022		300	309
6.750% due 12/01/2021		625	662
7.375% due 02/15/2022		125	132
PQ Corp.
6.750% due 11/15/2022		200	209
Prime Security Services Borrower LLC
9.250% due 05/15/2023		650	691
Regency Energy Partners LP
4.500% due 11/01/2023		500	489
5.500% due 04/15/2023		600	606
5.875% due 03/01/2022		675	718
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,500	1,553
7.000% due 07/15/2024		350	361
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026		550	550
Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (a)		500	553
SFR Group S.A.
7.375% due 05/01/2026		800	792
Springs Industries, Inc.
6.250% due 06/01/2021		1,550	1,573
Standard Industries, Inc.
5.375% due 11/15/2024		900	920
5.500% due 02/15/2023		375	385
Steel Dynamics, Inc.
6.125% due 08/15/2019		100	104
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023		800	812
T-Mobile USA, Inc.
6.000% due 03/01/2023		1,110	1,153
6.000% due 04/15/2024		900	938
Tempur Sealy International, Inc.
5.500% due 06/15/2026		550	542
Tenet Healthcare Corp.
5.500% due 03/01/2019		1,000	990
TES Finance PLC
6.750% due 07/15/2020	GBP	400	433
Tesoro Logistics LP
5.875% due 10/01/2020		$196	202
6.250% due 10/15/2022		650	681
U.S. Foods, Inc.
5.875% due 06/15/2024		450	462
United States Steel Corp.
8.375% due 07/01/2021		300	317
Virgin Media Secured Finance PLC
5.500% due 08/15/2026		300	293
Western Digital Corp.
7.375% due 04/01/2023		750	801
Whiting Petroleum Corp.
5.000% due 03/15/2019		850	786

			60,856

UTILITIES 0.5%
Frontier Communications Corp.
10.500% due 09/15/2022		300	319
Genesis Energy LP
5.625% due 06/15/2024		800	732
6.750% due 08/01/2022		775	756
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023		250	242
Sprint Communications, Inc.
6.000% due 11/15/2022		2,000	1,584
Sprint Corp.
7.125% due 06/15/2024		1,000	796
7.875% due 09/15/2023		500	411
TerraForm Power Operating LLC
6.125% due 06/15/2025		350	332

			5,172

Total Corporate Bonds & Notes (Cost $74,164)			72,174

SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
0.153% due 07/21/2016 (b)(c)		6	6

Total Short-Term Instruments (Cost $6)		6

Total Investments in Securities (Cost $985,620)		971,833

	SHARES
INVESTMENTS IN AFFILIATES 18.4%
SHORT-TERM INSTRUMENTS 18.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.4%
PIMCO Short-Term Floating NAV Portfolio III	19,665,677	194,376

Total Short-Term Instruments (Cost $194,360)		194,376

Total Investments in Affiliates (Cost $194,360)		194,376

Total Investments 110.4% (Cost $1,179,980)		$1,166,209
Financial Derivative Instruments (d)(e) 0.0% (Cost or Premiums, net $0)		176
Other Assets and Liabilities, net (10.4)%		(109,676)

Net Assets 100.0%		$1,056,709

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Payment in-kind security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-24 5-Year Index	5.000%	06/21/2020	$24,402	$1,485	$(223)	$85	$0
CDX.IG-26 5-Year Index	5.000	06/21/2021	18,700	629	321	86	0

				$2,114	$98	$171	$0

Total Swap Agreements				$2,114	$98	$171	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $2,971 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	$	743	EUR	674	$5	$0
	08/2016	EUR	674	$	744	0	(5)
CBK	07/2016		674		753	5	0

Total Forward Foreign Currency Contracts						$10	$(5)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$838,584	$61,069	$899,653
Corporate Bonds & Notes
Banking & Finance	0	6,146	0	6,146
Industrials	0	60,856	0	60,856
Utilities	0	5,172	0	5,172
Short-Term Instruments
U.S. Treasury Bills	0	6	0	6
	$0	$910,764	$61,069	$971,833

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$194,376	$0	$0	$194,376

Total Investments	$194,376	$910,764	$61,069	$1,166,209

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	171	0	171
Over the counter	0	10	0	10
	$0	$181	$0	$181

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(5)	$0	$(5)

Totals	$194,376	$910,940	$61,069	$1,166,385

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$38,925	$15,212	$(7,503)	$17	$(378)	$2,792	$24,882	$(12,878)	$61,069	$1,535

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$61,069	Third Party Vendor	Broker Quote	68.00 - 100.19

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Asset Investment Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.2%
CORPORATE BONDS & NOTES 58.2%
BANKING & FINANCE 31.5%
American Express Credit Corp.
1.197% due 03/18/2019	$1,000	$996
American International Group, Inc.
5.600% due 10/18/2016	3,756	3,803
Aviation Capital Group Corp.
3.875% due 09/27/2016	3,500	3,510
Bank of America Corp.
1.187% due 05/02/2017	7,000	6,979
Bank of America N.A.
1.052% due 05/08/2017	3,700	3,703
1.096% due 02/14/2017	1,000	1,001
1.130% due 06/05/2017	3,100	3,104
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.971% due 09/08/2017	2,000	1,993
1.230% due 03/05/2018	3,700	3,687
1.676% due 09/14/2018	2,700	2,707
Barclays Bank PLC
1.208% due 02/17/2017	5,775	5,767
Bayer U.S. Finance LLC
0.934% due 10/06/2017	5,000	4,978
Bear Stearns Cos. LLC
6.400% due 10/02/2017	2,700	2,869
7.250% due 02/01/2018	2,000	2,181
BPCE S.A.
1.252% due 06/23/2017	1,000	1,000
1.286% due 06/17/2017	9,700	9,713
Caisse Centrale Desjardins
1.040% due 03/27/2017	1,600	1,599
Citigroup, Inc.
1.157% due 05/01/2017	5,000	5,001
1.324% due 04/27/2018	6,000	5,997
1.518% due 07/30/2018	3,500	3,511
Commerzbank AG
0.393% due 09/20/2017	1,500	1,472
Credit Agricole S.A.
1.201% due 06/12/2017	12,600	12,604
Credit Suisse AG
1.155% due 05/26/2017	11,100	11,095
1.314% due 04/27/2018	900	900
DDR Corp.
7.500% due 04/01/2017	2,000	2,085
Dexia Credit Local S.A.
0.880% due 06/05/2018	2,955	2,933
1.242% due 03/23/2018	9,350	9,367
Ford Motor Credit Co. LLC
1.181% due 09/08/2017	7,500	7,478
1.270% due 03/27/2017	6,000	6,003
1.569% due 01/09/2018	700	700
3.000% due 06/12/2017	205	208
General Motors Financial Co., Inc.
1.989% due 04/10/2018	3,500	3,512
2.625% due 07/10/2017	999	1,009
4.750% due 08/15/2017	3,700	3,819
Goldman Sachs Group, Inc.
1.726% due 11/15/2018	4,100	4,111
1.798% due 04/23/2020	4,200	4,190
1.838% due 04/30/2018	5,321	5,350
HBOS PLC
1.331% due 09/30/2016	600	600
HCP, Inc.
6.300% due 09/15/2016	5,000	5,046
HSBC Bank PLC
1.266% due 05/15/2018	1,000	996
HSBC Bank USA N.A.
6.000% due 08/09/2017	1,700	1,778
HSBC Holdings PLC
2.322% due 05/25/2021	1,600	1,602
2.901% due 03/08/2021	2,500	2,563
HSBC USA, Inc.
1.402% due 08/07/2018	2,000	1,990
Hyundai Capital Services, Inc.
1.447% due 03/18/2017	1,000	1,000

Industrial Bank of Korea
2.375% due 07/17/2017	500	506
International Lease Finance Corp.
6.750% due 09/01/2016	2,550	2,564
8.750% due 03/15/2017	3,900	4,079
Intesa Sanpaolo SpA
2.375% due 01/13/2017	8,500	8,533
JPMorgan Chase & Co.
1.183% due 03/01/2018	700	701
1.593% due 01/23/2020	1,600	1,605
KEB Hana Bank
1.757% due 11/09/2016	1,800	1,804
4.000% due 11/03/2016	600	606
LeasePlan Corp. NV
2.500% due 05/16/2018	2,000	2,002
3.000% due 10/23/2017	8,160	8,223
Lloyds Bank PLC
1.175% due 03/16/2018	1,600	1,592
1.176% due 05/14/2018	10,700	10,628
Macquarie Bank Ltd.
1.266% due 10/27/2017	2,500	2,495
Macquarie Group Ltd.
1.637% due 01/31/2017	10,600	10,618
Mizuho Bank Ltd.
1.090% due 09/25/2017	3,332	3,327
1.300% due 04/16/2017	2,200	2,200
1.550% due 10/17/2017	900	902
MUFG Americas Holdings Corp.
1.202% due 02/09/2018	2,500	2,490
MUFG Union Bank N.A.
1.033% due 05/05/2017	550	550
Nomura Holdings, Inc.
2.000% due 09/13/2016	10,680	10,699
2.106% due 09/13/2016	1,199	1,202
ORIX Corp.
3.750% due 03/09/2017	1,220	1,239
Protective Life Global Funding
1.208% due 06/08/2018	7,000	6,999
RCI Banque S.A.
3.500% due 04/03/2018	2,146	2,217
Santander Bank N.A.
1.561% due 01/12/2018	1,700	1,691
Santander UK PLC
1.037% due 09/29/2017	4,385	4,364
1.166% due 03/13/2017	1,500	1,500
Shinhan Bank
1.281% due 04/08/2017	7,500	7,496
Sumitomo Mitsui Banking Corp.
1.378% due 07/23/2018	900	899
1.800% due 07/18/2017	1,900	1,911
2.900% due 07/22/2016	2,000	2,002
UBS AG
1.340% due 03/26/2018	1,000	1,001
1.375% due 06/01/2017	2,000	2,003
Ventas Realty LP
1.250% due 04/17/2017	4,876	4,878
Vesey Street Investment Trust
4.404% due 09/01/2016	5,980	6,027
Vonovia Finance BV
3.200% due 10/02/2017	1,300	1,326
WEA Finance LLC
1.750% due 09/15/2017	560	562
Wells Fargo Bank N.A.
1.232% due 09/07/2017	1,600	1,603
1.375% due 01/22/2018	1,000	1,005

		292,559

INDUSTRIALS 18.8%
Actavis Funding SCS
1.548% due 09/01/2016	10,600	10,611
Aetna, Inc.
1.307% due 12/08/2017	1,800	1,803
Amgen, Inc.
1.034% due 05/22/2017	1,350	1,350
1.254% due 05/22/2019	1,000	1,001
Asciano Finance Ltd.
5.000% due 04/07/2018	1,800	1,861
BAT International Finance PLC
1.163% due 06/15/2018	6,124	6,114
Baxalta, Inc.
1.427% due 06/22/2018	2,200	2,177
Boston Scientific Corp.
5.125% due 01/12/2017	3,034	3,094
Carlisle Cos., Inc.
6.125% due 08/15/2016	2,875	2,890

Chevron Corp.
1.126% due 05/16/2018	10,300	10,314
ConocoPhillips Co.
0.956% due 05/15/2018	1,255	1,241
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018	1,302	1,304
Cox Communications, Inc.
5.875% due 12/01/2016	6,255	6,363
Daimler Finance North America LLC
1.347% due 08/03/2017	2,500	2,502
1.375% due 08/01/2017	2,000	2,004
1.397% due 07/05/2019 (a)	1,000	1,000
Deutsche Telekom International Finance BV
2.250% due 03/06/2017	1,500	1,510
Diamond 1 Finance Corp.
3.480% due 06/01/2019	2,900	2,973
Enbridge, Inc.
1.136% due 06/02/2017	2,000	1,965
1.296% due 10/01/2016	175	174
Express Scripts Holding Co.
2.650% due 02/15/2017	2,000	2,022
Hewlett Packard Enterprise Co.
2.394% due 10/05/2017	2,400	2,426
Hyundai Capital America
4.000% due 06/08/2017	1,375	1,410
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	1,500	1,514
Korea National Oil Corp.
4.000% due 10/27/2016	2,500	2,526
Kraft Heinz Foods Co.
1.600% due 06/30/2017	700	702
Mylan, Inc.
1.350% due 11/29/2016	2,750	2,747
Nabors Industries, Inc.
2.350% due 09/15/2016	4,000	3,994
NBCUniversal Enterprise, Inc.
1.313% due 04/15/2018	1,500	1,507
Nissan Motor Acceptance Corp.
1.231% due 03/03/2017	2,500	2,502
1.340% due 09/26/2016	2,500	2,503
1.454% due 04/06/2018	3,500	3,500
1.671% due 03/08/2019	2,200	2,210
Ooredoo International Finance Ltd.
3.375% due 10/14/2016	9,000	9,053
Penske Truck Leasing Co. LP
3.750% due 05/11/2017	1,500	1,529
Pioneer Natural Resources Co.
5.875% due 07/15/2016	5,280	5,287
SABMiller Holdings, Inc.
1.327% due 08/01/2018	1,100	1,100
2.450% due 01/15/2017	4,481	4,511
Schlumberger Norge A/S
1.950% due 09/14/2016	3,000	3,006
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017	900	911
Statoil ASA
0.832% due 11/09/2017	3,500	3,494
0.916% due 05/15/2018	11,869	11,801
1.092% due 11/08/2018	1,400	1,393
Symantec Corp.
2.750% due 06/15/2017	1,000	1,005
Telefonica Emisiones S.A.U.
1.292% due 06/23/2017	7,000	6,992
Total Capital International S.A.
1.000% due 01/10/2017	1,400	1,401
1.200% due 08/10/2018	267	266
UAL Pass-Through Trust
9.750% due 07/15/2018	420	435
10.400% due 05/01/2018	1,387	1,427
Valero Energy Corp.
6.125% due 06/15/2017	7,900	8,211
Volkswagen Group of America Finance LLC
0.934% due 11/22/2016	5,000	4,993
1.024% due 05/23/2017	400	398
Volkswagen International Finance NV
1.066% due 11/18/2016	5,580	5,571
Wyndham Worldwide Corp.
2.950% due 03/01/2017	1,100	1,109
Xerox Corp.
6.750% due 02/01/2017	8,010	8,226

		173,933

UTILITIES 7.9%
BG Energy Capital PLC
2.875% due 10/15/2016	10,650	10,689

BP Capital Markets PLC
0.980% due 02/10/2017	2,150	2,150
1.270% due 09/26/2018	800	797
British Telecommunications PLC
1.250% due 02/14/2017	1,925	1,926
CMS Energy Corp.
6.550% due 07/17/2017	660	695
Dayton Power & Light Co.
1.875% due 09/15/2016	4,900	4,907
Dominion Resources, Inc.
1.950% due 08/15/2016	8,829	8,838
Duke Energy Progress LLC
0.836% due 11/20/2017	2,450	2,443
0.880% due 03/06/2017	700	699
Electricite de France S.A.
1.094% due 01/20/2017	7,550	7,558
Enel Finance International NV
6.250% due 09/15/2017	4,000	4,222
Entergy Corp.
4.700% due 01/15/2017	2,900	2,941
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	500	507
National Grid North America, Inc.
1.294% due 08/21/2017	7,000	6,981
NextEra Energy Capital Holdings, Inc.
1.586% due 06/01/2017	5,725	5,740
Oncor Electric Delivery Co. LLC
5.000% due 09/30/2017	800	836
Plains All American Pipeline LP
6.125% due 01/15/2017	8,000	8,202
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016	134	136
Shell International Finance BV
1.210% due 11/10/2018	3,000	3,002
Verizon Communications, Inc.
2.406% due 09/14/2018	228	234

		73,503

Total Corporate Bonds & Notes (Cost $539,599)		539,995

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.3%
University of California Revenue Bonds, Series 2011
0.957% due 07/01/2041	2,900	2,901

TEXAS 0.1%
Texas State General Obligation Notes, Series 2013
0.857% due 06/01/2018	390	390

Total Municipal Bonds & Notes (Cost $3,290)		3,291

U.S. GOVERNMENT AGENCIES 5.9%
Fannie Mae
0.703% due 11/25/2045	1,668	1,659
0.750% due 12/25/2017	909	910
0.753% due 04/25/2036 - 06/25/2036	1,206	1,203
0.803% due 07/25/2036 - 06/25/2043	686	684
0.903% due 04/25/2039	907	913
0.993% due 07/25/2037	234	235
1.003% due 09/25/2041	13	13
1.133% due 02/25/2041	687	693
1.173% due 07/25/2040	6,888	6,961
1.183% due 06/25/2040	937	948
Freddie Mac
0.842% due 03/15/2040 - 11/15/2043	1,903	1,901
0.942% due 06/15/2039 - 08/15/2041	2,443	2,447
0.962% due 12/15/2041	1,169	1,170
1.022% due 07/15/2037	154	154
1.042% due 11/15/2037	198	199
1.392% due 01/15/2032	505	519
1.442% due 01/15/2039	134	137
1.957% due 05/15/2033	510	527
Ginnie Mae
0.848% due 06/20/2039	731	733
0.936% due 03/20/2065	4,269	4,267
1.006% due 04/20/2062	102	102
1.116% due 08/20/2061	13,670	13,665
1.136% due 10/20/2065	8,975	8,982
1.206% due 02/20/2066	2,455	2,456
1.236% due 05/20/2066	1,897	1,899

NCUA Guaranteed Notes
1.006% due 12/08/2020	1,738	1,742

Total U.S. Government Agencies (Cost $55,031)		55,119

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%
Asset Securitization Corp.
6.930% due 02/14/2043	1,218	1,240
Banc of America Commercial Mortgage Trust
5.347% due 10/10/2045	1,504	1,516
5.723% due 06/10/2049	216	220
Banc of America Funding Trust
0.953% due 06/26/2035	118	112
Bear Stearns Commercial Mortgage Securities Trust
5.537% due 10/12/2041	1,549	1,554
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	2,567	2,605
5.322% due 12/11/2049	2,134	2,156
COBALT Commercial Mortgage Trust
5.223% due 08/15/2048	1,570	1,575
Commercial Mortgage Trust
5.543% due 12/11/2049	900	906
Credit Suisse Mortgage Capital Certificates
5.342% due 12/16/2043	1,000	1,003
DBRR Trust
5.889% due 06/17/2049	700	712
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047	1,038	1,045
5.870% due 02/12/2049	89	90
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.166% due 12/12/2049	1,732	1,742
5.810% due 06/12/2050	4,484	4,616
Morgan Stanley Capital Trust
5.902% due 04/12/2049	3,000	3,023
Wachovia Bank Commercial Mortgage Trust
0.596% due 10/15/2048	5,505	5,491
0.656% due 04/15/2047	3,100	3,074
5.509% due 04/15/2047	2,354	2,388
5.749% due 07/15/2045	893	892
6.147% due 02/15/2051	2,758	2,865

Total Non-Agency Mortgage-Backed Securities (Cost $39,327)		38,825

ASSET-BACKED SECURITIES 8.0%
Aircraft Lease Securitisation Ltd.
0.725% due 05/10/2032	482	480
American Money Management Corp.
2.119% due 04/11/2022	3,100	3,104
Capital Auto Receivables Asset Trust
1.148% due 11/20/2018	6,700	6,707
Carlyle Global Market Strategies CLO Ltd.
1.969% due 07/27/2026	2,200	2,202
Dell Equipment Finance Trust
1.348% due 12/22/2017	2,000	2,001
Eastland CLO Ltd.
0.867% due 05/01/2022	2,765	2,748
Flagship CLO
0.888% due 06/10/2021	312	309
Gallatin CLO Ltd.
1.898% due 07/15/2023	414	413
Kingsland Ltd.
0.876% due 08/24/2021	2,650	2,632
Limerock CLO
0.848% due 04/24/2023	385	384
Lockwood Grove CLO Ltd.
2.008% due 01/25/2024	2,426	2,416
Madison Park Funding Ltd.
1.916% due 08/15/2022	800	799
Muir Grove CLO Ltd.
1.258% due 03/25/2020	2,809	2,795
Navient Private Education Loan Trust
0.942% due 12/15/2021	829	828
Navient Student Loan Trust
0.873% due 08/27/2029	2,800	2,778
1.157% due 06/25/2065	7,000	6,995
Ocean Trails CLO
0.865% due 06/27/2022	7,627	7,531
OHA Credit Partners Ltd.
1.846% due 05/15/2023	2,207	2,203
Rampart CLO Ltd.
1.088% due 10/25/2021	314	312
Residential Asset Securities Corp. Trust
0.903% due 08/25/2035	3,834	3,797
SLM Student Loan Trust
0.728% due 10/25/2024	3,052	2,999
0.933% due 09/15/2022	1,442	1,435
1.038% due 04/25/2023	158	158

SMB Private Education Loan Trust
1.042% due 07/17/2023	2,474	2,471
1.142% due 02/15/2023	4,812	4,811
1.342% due 07/15/2022	2,053	2,057
Trillium Credit Card Trust
1.185% due 05/26/2021	7,500	7,501
Voya CLO Ltd.
1.928% due 10/15/2022	400	399
1.948% due 10/15/2022	800	799

Total Asset-Backed Securities (Cost $74,070)		74,064

SOVEREIGN ISSUES 7.9%
Colombia Government International Bond
7.375% due 01/27/2017	7,000	7,270
Development Bank of Japan, Inc.
0.874% due 01/28/2020	5,000	4,915
1.142% due 11/08/2017	5,000	5,019
1.736% due 04/27/2017	5,000	5,026
5.125% due 02/01/2017	2,000	2,049
Export-Import Bank of Korea
1.228% due 05/12/2017	555	555
1.367% due 11/27/2016	4,000	4,005
1.380% due 01/14/2017	10,600	10,615
1.506% due 09/17/2016	1,000	1,001
Japan Bank for International Cooperation
0.987% due 11/13/2018	14,300	14,159
Japan Finance Organization for Municipalities
1.304% due 05/22/2017	3,000	3,000
1.500% due 09/12/2017	4,200	4,216
Mexico Government International Bond
5.625% due 01/15/2017	1,500	1,539
11.375% due 09/15/2016	9,925	10,126

Total Sovereign Issues (Cost $73,576)		73,495

SHORT-TERM INSTRUMENTS 8.6%
CERTIFICATES OF DEPOSIT 0.5%
Credit Suisse AG
1.400% due 05/03/2017	3,800	3,805
Sumitomo Mitsui Banking Corp.
1.007% due 05/02/2017	1,000	993

		4,798

COMMERCIAL PAPER 6.8%
AutoNation, Inc.
1.320% due 07/05/2016	1,200	1,200
1.320% due 07/26/2016	7,000	6,995
Electricite de France S.A.
1.383% due 01/06/2017	700	695
1.557% due 01/06/2017	6,000	5,960
NiSource Finance Corp.
1.065% due 07/19/2016	2,000	1,999
Pitney Bowes, Inc.
1.076% due 07/21/2016	6,000	5,998
1.167% due 07/19/2016	2,000	1,999
Sempra Energy Holdings
1.036% due 07/14/2016	6,000	5,998
1.087% due 08/22/2016	2,000	1,998
Syngenta Wilmington, Inc.
1.731% due 07/12/2016	6,800	6,799
Thermo Fisher Scientific, Inc.
1.733% due 07/08/2016	10,000	9,998
Viacom, Inc.
1.238% due 07/21/2016	7,500	7,497
Wyndham Worldwide
0.984% due 07/05/2016	5,000	4,999
1.086% due 07/18/2016	1,500	1,499

		63,634

REPURCHASE AGREEMENTS (b) 0.0%		152

SHORT-TERM NOTES 1.3%
Holmes Master Issuer PLC
1.042% due 04/15/2017	10,000	9,994

Kansas City Southern Co.
1.334% due 10/28/2016	2,400	2,397

		12,391

Total Short-Term Instruments (Cost $80,968)		80,975

Total Investments in Securities (Cost $865,861)		865,764

	SHARES
INVESTMENTS IN AFFILIATES 7.5%
SHORT-TERM INSTRUMENTS 7.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short-Term Floating NAV Portfolio III	7,031,200	69,496

Total Short-Term Instruments (Cost $69,496)		69,496

Total Investments in Affiliates (Cost $69,496)		69,496

Total Investments 100.7% (Cost $935,357)		$935,260
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)		19
Other Assets and Liabilities, net (0.7)%		(6,876)

Net Assets 100.0%		$928,403

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$152	U.S. Treasury Notes 0.750% due 12/31/2017	$(155)	$152	$152

Total Repurchase Agreements						$(155)	$152	$152

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2016 was $(3,664) at a weighted average interest rate of 0.650%. Average borrowings includes reverse repurchase agreements, of which there were none open at period end.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2019	760	$(696)	$19	$0

Total Futures Contracts				$(696)	$19	$0

Cash of $537 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$292,559	$0	$292,559
Industrials	1,000	172,933	0	173,933
Utilities	0	73,503	0	73,503
Municipal Bonds & Notes
California	0	2,901	0	2,901
Texas	0	390	0	390
U.S. Government Agencies	0	55,119	0	55,119
Non-Agency Mortgage-Backed Securities	0	38,825	0	38,825
Asset-Backed Securities	0	74,064	0	74,064
Sovereign Issues	0	73,495	0	73,495
Short-Term Instruments
Certificates of Deposit	0	3,805	993	4,798
Commercial Paper	0	63,634	0	63,634
Repurchase Agreements	0	152	0	152
Short-Term Notes	0	12,391	0	12,391
	$1,000	$863,771	$993	$865,764

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$69,496	$0	$0	$69,496

Total Investments	$70,496	$863,771	$993	$935,260

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$19	$0	$0	$19

Totals	$70,515	$863,771	$993	$935,279

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Short Duration Municipal Income Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.7%
MUNICIPAL BONDS & NOTES 96.6%
ALABAMA 0.7%
Alabama 21st Century Authority Revenue Notes, Series 2012
5.000% due 06/01/2019	$1,750	$1,948

ARIZONA 0.9%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2016	1,105	1,105
Phoenix Civic Improvement Corp., Arizona Revenue Notes, Series 2014
5.000% due 07/01/2020	1,175	1,365

		2,470

CALIFORNIA 8.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.110% due 04/01/2047	5,000	5,001
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.219% due 04/01/2045	2,500	2,503
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.826% due 10/01/2047	1,750	1,749
California Municipal Finance Authority Revenue Bonds, Series 2010
0.650% due 09/01/2021	1,500	1,500
California State General Obligation Bonds, Series 2013
1.158% due 12/01/2029	2,200	2,204
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,114
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2016
0.910% due 05/01/2017	1,500	1,500
Murrieta Valley Unified School District Public Financing Authority, California Revenue Notes, Series 2016
4.000% due 09/01/2020 (a)	1,730	1,925
4.000% due 09/01/2021 (a)	2,400	2,712

		22,208

COLORADO 0.4%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
0.370% due 06/01/2037	1,000	1,000

CONNECTICUT 3.9%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 1999
1.000% due 07/01/2033	5,000	5,019
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.260% due 07/01/2049	5,000	5,002
Connecticut State Health & Educational Facility Authority Revenue Notes, Series 2012
3.000% due 07/01/2017	500	512

		10,533

FLORIDA 3.4%
Escambia County, Florida Revenue Bonds, Series 2003
1.150% due 06/01/2023	2,000	2,006
Florida Municipal Power Agency Revenue Notes, Series 2016
5.000% due 10/01/2020	750	869
Lakeland, Florida Department of Electric Utilities Revenue Notes, Series 2016
5.000% due 10/01/2019	1,000	1,132
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	4,000	4,054
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2008
5.250% due 10/01/2018	1,000	1,097

		9,158

GEORGIA 5.8%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	5,000	5,128
Burke County, Georgia Development Authority Revenue Bonds, Series 2012
1.300% due 01/01/2052	2,500	2,512
1.750% due 12/01/2049	3,000	3,022
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2007
5.000% due 03/15/2019	3,000	3,294

Municipal Electric Authority of Georgia Revenue Notes, Series 2015
5.000% due 01/01/2020	1,245	1,420

		15,376

IDAHO 0.9%
Idaho State General Obligation Notes, Series 2016
2.000% due 06/30/2017 (a)	2,500	2,532

ILLINOIS 8.4%
Chicago, Illinois General Obligation Bonds, Series 2002
5.000% due 01/01/2017	1,050	1,067
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2017	1,000	1,017
Chicago, Illinois Waterworks Revenue Notes, Series 2004
5.000% due 11/01/2021	800	925
Illinois Finance Authority Revenue Bonds, Series 2001
0.500% due 07/01/2036	2,500	2,492
Illinois Finance Authority Revenue Bonds, Series 2008
1.300% due 07/01/2042	1,630	1,633
Illinois Finance Authority Revenue Bonds, Series 2016
1.670% due 05/01/2036	1,000	1,001
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	2,000	2,311
Illinois Finance Authority Revenue Notes, Series 2016
5.000% due 02/15/2020	1,980	2,262
5.000% due 02/15/2021	2,080	2,440
Illinois State General Obligation Notes, Series 2012
5.000% due 08/01/2016	4,105	4,119
Melrose Park Village, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	35	36
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	2,860	3,185

		22,488

INDIANA 0.4%
Indiana Finance Authority Revenue Notes, Series 2016
5.000% due 12/01/2021	1,000	1,196

IOWA 1.3%
Iowa Finance Authority Revenue Notes, Series 2010
5.000% due 07/01/2018	1,070	1,156
Iowa Finance Authority Revenue Notes, Series 2016
5.000% due 08/15/2020	2,025	2,355

		3,511

LOUISIANA 0.1%
Louisiana Public Facilities Authority Revenue Notes, Series 2015
3.000% due 05/15/2018	300	311

MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2013
4.000% due 07/01/2016	490	490

MASSACHUSETTS 2.1%
Commonwealth of Massachusetts General Obligation Notes, Series 2013
0.770% due 02/01/2017	1,000	1,000
Massachusetts Development Finance Agency Revenue Notes, Series 2014
1.500% due 08/01/2019	3,000	3,060
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2019	1,330	1,488

		5,548

MICHIGAN 3.5%
Michigan Finance Authority Revenue Notes, Series 2014
5.000% due 07/01/2016	750	750
Michigan Finance Authority Revenue Notes, Series 2015
5.000% due 07/01/2019	1,000	1,110
5.000% due 07/01/2020	400	456
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	6,000	6,035
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	470	466

Michigan Trunk Line State Revenue Notes, Series 2012
5.000% due 11/15/2017	500	530

		9,347

MINNESOTA 1.7%
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	3,150	3,383
4.500% due 11/15/2038	1,000	1,167

		4,550

MISSOURI 0.4%
Missouri Development Finance Board Revenue Notes, Series 2012
4.000% due 12/01/2016	1,000	1,013

NEBRASKA 0.1%
Nebraska Public Power District Revenue Notes, Series 2014
4.000% due 01/01/2020	240	266

NEVADA 2.8%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	5,250	5,364
Washoe County, Nevada Revenue Bonds, Series 2016
3.000% due 03/01/2036	2,000	2,161

		7,525

NEW HAMPSHIRE 0.4%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
4.000% due 12/01/2016	1,020	1,034

NEW JERSEY 0.6%
New Jersey State Turnpike Authority Revenue Notes, Series 2013
5.000% due 01/01/2018	400	425
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2021	1,000	1,118

		1,543

NEW MEXICO 2.5%
New Mexico Hospital Equipment Loan Council Revenue Notes, Series 2015
5.000% due 08/01/2018	1,000	1,085
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	5,000	5,559

		6,644

NEW YORK 13.7%
Amherst Development Corp., New York Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,144
Build NYC Resource Corp., New York Revenue Notes, Series 2012
5.000% due 08/01/2016	800	803
5.000% due 08/01/2017	650	677
Housing Development Corp., New York Revenue Bonds, Series 2016
0.430% due 05/01/2047	3,000	2,998
Long Island Power Authority, New York Revenue Bonds, Series 2015
1.200% due 05/01/2033	2,150	2,158
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
0.606% due 11/01/2032	1,530	1,494
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 01/01/2020	4,000	4,537
New York City, New York General Obligation Bonds, Series 2013
0.370% due 08/01/2038	2,500	2,500
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
1.350% due 01/01/2036	4,400	4,425
New York Local Government Assistance Corp. Revenue Bonds, Series 1993
5.500% due 04/01/2017	600	622
New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	845	845
5.000% due 07/01/2016	1,000	1,000
New York State Dormitory Authority Revenue Notes, Series 2015
4.000% due 05/01/2020	3,000	3,326
New York State Dormitory Authority Revenue Notes, Series 2016
5.000% due 07/01/2019	250	280
5.000% due 07/01/2020	510	590
5.000% due 07/01/2021	500	591
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	4,150	4,629
New York State Urban Development Corp. Revenue Notes, Series 2016
5.000% due 03/15/2020	3,000	3,453

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2012
4.000% due 11/15/2016	500	506

		36,578

NORTH CAROLINA 3.1%
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	3,000	3,239
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
1.056% due 12/01/2041	4,000	4,015
University of North Carolina at Greensboro Revenue Notes, Series 2014
4.000% due 04/01/2019	360	391
5.000% due 04/01/2020	500	574

		8,219

OHIO 4.1%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2017	1,000	1,027
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	7,650	7,830
Ohio Higher Educational Facility Commission Revenue Notes, Series 2012
5.000% due 01/01/2017	2,000	2,044

		10,901

PENNSYLVANIA 10.0%
Beaver County, Pennsylvania Hospital Authority Revenue Notes, Series 2012
5.000% due 05/15/2017	1,460	1,513
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,100	2,099
Lancaster County Hospital Authority, Pennsylvania Revenue Notes, Series 2016
4.000% due 08/15/2020	1,250	1,401
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
0.900% due 02/15/2027	3,000	3,002
0.900% due 09/01/2029	1,750	1,751
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	5,000	5,116
Northampton County, Pennsylvania General Purpose Authority Revenue Notes, Series 2016
4.000% due 08/15/2019 (a)	725	785
5.000% due 08/15/2020 (a)	1,000	1,142
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.550% due 12/01/2033	3,500	3,523
Pennsylvania Turnpike Commission Revenue Notes, Series 2016
1.010% due 12/01/2018	2,500	2,500
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	1,500	1,726
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.380% due 07/01/2025	2,000	2,000

		26,558

SOUTH DAKOTA 0.2%
South Dakota Health & Educational Facilities Authority Revenue Notes, Series 2015
4.000% due 11/01/2018	450	482

TENNESSEE 0.8%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
5.000% due 10/01/2017	2,000	2,109

TEXAS 10.5%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2045	1,750	1,986
Central Texas Regional Mobility Authority Revenue Notes, Series 2016
5.000% due 01/01/2021	1,000	1,154
5.000% due 01/01/2022	500	589
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	1,275	1,400
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	4,000	4,068
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2018	500	540
Lower Colorado River Authority, Texas Revenue Notes, Series 2013
5.000% due 05/15/2017	5,000	5,187
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2011
0.350% due 11/01/2051	2,000	2,000
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,047
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2010
1.200% due 08/01/2040	4,800	4,825
SA Energy Acquisition Public Facility Corp., Texas Revenue Notes, Series 2007
5.250% due 08/01/2016	1,000	1,004
San Antonio, Texas Water System Revenue Bonds, Series 2013
1.090% due 05/01/2043	3,000	3,000

Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2012
5.000% due 12/15/2017	1,145	1,214

		28,014

UTAH 0.8%
Murray, Utah Revenue Bonds, Series 2003
0.370% due 05/15/2036	2,000	2,000

VIRGINIA 1.2%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	3,000	3,109

WASHINGTON 1.5%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
1.110% due 11/01/2045	4,000	4,001

WEST VIRGINIA 0.8%
Mason County, West Virginia Revenue Bonds, Series 2003
1.625% due 10/01/2022	2,000	2,024

WISCONSIN 1.1%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
1.250% due 08/15/2025	3,000	3,015

Total Municipal Bonds & Notes (Cost $255,375)		257,701

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		396

Total Short-Term Instruments (Cost $396)		396

Total Investments in Securities (Cost $255,771)		258,097

	SHARES
INVESTMENTS IN AFFILIATES 6.1%
SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio III	1,638,338	16,193

Total Short-Term Instruments (Cost $16,186)		16,193

Total Investments in Affiliates (Cost $16,186)		16,193

Total Investments 102.8% (Cost $271,957)		$274,290
Other Assets and Liabilities, net (2.8)%		(7,500)

Net Assets 100.0%		$266,790

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$396	U.S. Treasury Notes 1.000% due 05/15/2018	$(408)	$396	$396

Total Repurchase Agreements						$(408)	$396	$396

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,948	$0	$1,948
Arizona	0	2,470	0	2,470
California	0	22,208	0	22,208
Colorado	0	1,000	0	1,000
Connecticut	0	10,533	0	10,533
Florida	0	9,158	0	9,158
Georgia	0	15,376	0	15,376
Idaho	0	2,532	0	2,532
Illinois	0	22,488	0	22,488
Indiana	0	1,196	0	1,196
Iowa	0	3,511	0	3,511
Louisiana	0	311	0	311
Maryland	0	490	0	490
Massachusetts	0	5,548	0	5,548
Michigan	0	9,347	0	9,347
Minnesota	0	4,550	0	4,550
Missouri	0	1,013	0	1,013
Nebraska	0	266	0	266
Nevada	0	7,525	0	7,525
New Hampshire	0	1,034	0	1,034
New Jersey	0	1,543	0	1,543
New Mexico	0	6,644	0	6,644
New York	0	36,578	0	36,578
North Carolina	0	8,219	0	8,219
Ohio	0	10,901	0	10,901
Pennsylvania	0	26,558	0	26,558
South Dakota	0	482	0	482
Tennessee	0	2,109	0	2,109
Texas	0	28,014	0	28,014
Utah	0	2,000	0	2,000
Virginia	0	3,109	0	3,109
Washington	0	4,001	0	4,001
West Virginia	0	2,024	0	2,024
Wisconsin	0	3,015	0	3,015
Short-Term Instruments
Repurchase Agreements	0	396	0	396
	$0	$258,097	$0	$258,097

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,193	$0	$0	$16,193

Total Investments	$16,193	$258,097	$0	$274,290

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.7%
BANK LOAN OBLIGATIONS 1.5%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$19,152	$19,175
Community Health Systems, Inc.
3.924% due 12/31/2018		18,063	17,950
Dell International LLC
4.000% due 04/29/2020		22,209	22,198
Dell, Inc.
3.750% due 10/29/2018		28,887	28,902
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		43,770	43,756
FCA US LLC
3.500% due 05/24/2017		9,044	9,052
HCA, Inc.
3.381% due 05/01/2018		11,919	11,945
Las Vegas Sands LLC
3.250% due 12/19/2020		21,425	21,432
T-Mobile USA, Inc.
3.500% due 11/09/2022		6,866	6,896

Total Bank Loan Obligations (Cost $180,928)			181,306

CORPORATE BONDS & NOTES 70.3%
BANKING & FINANCE 34.8%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		4,350	4,375
3.750% due 05/15/2019		300	303
5.000% due 10/01/2021		1,600	1,668
Ally Financial, Inc.
2.750% due 01/30/2017		33,120	33,415
3.250% due 09/29/2017		10,000	10,075
3.250% due 02/13/2018		2,000	2,005
3.313% due 07/18/2016		1,000	1,000
3.500% due 07/18/2016		14,100	14,118
3.600% due 05/21/2018		2,000	2,010
4.125% due 03/30/2020		7,900	7,940
4.750% due 09/10/2018		3,800	3,886
5.500% due 02/15/2017		57,612	58,564
6.250% due 12/01/2017		800	840
8.000% due 03/15/2020		3,000	3,383
American Express Credit Corp.
1.116% due 08/15/2019 (h)		19,900	19,728
1.197% due 03/18/2019		17,000	16,927
1.395% due 05/26/2020		14,385	14,352
1.413% due 11/05/2018 (h)		28,550	28,593
1.706% due 09/14/2020		2,000	2,007
American Tower Corp.
2.800% due 06/01/2020		8,100	8,297
3.400% due 02/15/2019		6,700	6,981
4.500% due 01/15/2018		7,100	7,410
Aviation Capital Group Corp.
2.875% due 09/17/2018		30,485	30,218
3.875% due 09/27/2016		28,200	28,276
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017		14,100	14,435
Banco del Estado de Chile
2.000% due 11/09/2017		250	251
Banco Santander Brasil S.A.
4.625% due 02/13/2017		58,805	59,693
Banco Santander Chile
1.529% due 04/11/2017		19,515	19,539
2.557% due 06/07/2018		3,786	3,794
4.500% due 03/13/2017	AUD	3,296	2,476
Bank of America Corp.
1.187% due 05/02/2017		$4,300	4,287
1.668% due 01/15/2019		3,483	3,498
2.000% due 01/11/2018		4,722	4,756
5.650% due 05/01/2018		7,775	8,336
6.875% due 04/25/2018		40,587	44,330
Bank of China Hong Kong Ltd.
3.750% due 11/08/2016		3,275	3,304
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.230% due 03/05/2018		10,500	10,463
1.450% due 09/08/2017		6,789	6,787
1.676% due 09/14/2018		6,950	6,969

2.700% due 09/09/2018		2,175	2,228
2.750% due 09/14/2020		1,045	1,083
2.945% due 03/20/2018	AUD	5,600	4,169
BBVA Banco Continental S.A.
2.250% due 07/29/2016		$12,500	12,475
BGC Partners, Inc.
5.125% due 05/27/2021		5,550	5,657
BOC Aviation Ltd.
2.875% due 10/10/2017		14,784	14,998
3.875% due 05/09/2019		7,422	7,747
BOKF N.A.
1.316% due 05/15/2017		12,891	12,867
Cantor Fitzgerald LP
7.875% due 10/15/2019		1,800	2,023
CIT Group, Inc.
3.875% due 02/19/2019		5,700	5,743
4.250% due 08/15/2017		96,990	99,027
5.000% due 05/15/2017		68,538	69,737
5.250% due 03/15/2018		14,718	15,201
5.500% due 02/15/2019		9,100	9,544
Citigroup, Inc.
1.518% due 07/30/2018		35,500	35,613
1.587% due 06/07/2019		57,650	57,769
1.946% due 10/26/2020		31,000	31,216
2.011% due 03/30/2021		34,100	34,345
Commerzbank AG
0.393% due 09/20/2017		1,950	1,913
Commerzbank Finance & Covered Bond S.A.
0.393% due 03/20/2017		17,350	17,149
Cooperatieve Rabobank UA
8.375% due 07/26/2016 (f)		83,781	84,240
8.400% due 06/29/2017 (f)		1,750	1,835
Credit Agricole S.A.
1.428% due 04/15/2019		20,520	20,457
1.628% due 06/10/2020 (h)		44,800	44,746
8.125% due 09/19/2033		4,800	5,161
Credit Suisse AG
1.314% due 04/27/2018		3,200	3,198
1.328% due 01/29/2018		3,900	3,893
Credit Suisse Group Funding Guernsey Ltd.
2.923% due 04/16/2021		107,200	108,151
DBS Bank Ltd.
1.238% due 07/15/2021		113,950	113,980
1.625% due 08/06/2018		4,400	4,427
3.625% due 09/21/2022		4,624	4,730
DNB Boligkreditt A/S
1.450% due 03/21/2018		45,000	45,268
Eksportfinans ASA
5.500% due 06/26/2017		32,165	33,327
Ford Motor Credit Co. LLC
1.181% due 09/08/2017		45,600	45,467
1.250% due 12/06/2017		735	731
1.486% due 03/12/2019		113,300	112,870
1.553% due 06/15/2018		18,300	18,293
1.569% due 01/09/2018		29,000	29,002
2.211% due 01/08/2019		22,400	22,752
2.375% due 01/16/2018		10,609	10,744
3.000% due 06/12/2017		4,300	4,362
General Motors Financial Co., Inc.
1.989% due 04/10/2018		54,730	54,924
2.188% due 01/15/2020		71,587	70,918
2.625% due 07/10/2017		4,000	4,038
2.688% due 01/15/2019		4,500	4,581
3.000% due 09/25/2017		31,450	31,925
3.250% due 05/15/2018		16,300	16,645
4.750% due 08/15/2017		43,466	44,862
6.750% due 06/01/2018		16,575	18,019
Goldman Sachs Group, Inc.
1.798% due 04/23/2020		53,855	53,728
1.853% due 09/15/2020		27,297	27,260
2.274% due 11/29/2023		164,883	165,079
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		2,150	2,496
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017		30	30
HBOS PLC
1.331% due 09/30/2016		31,350	31,352
1.380% due 09/06/2017		63,717	63,422
HSBC Bank USA N.A.
6.000% due 08/09/2017		8,442	8,832
HSBC Holdings PLC
2.322% due 05/25/2021 (h)		100,700	100,840
2.901% due 03/08/2021		18,000	18,457
HSBC USA, Inc.
1.237% due 11/13/2019		31,850	31,469
1.402% due 08/07/2018		9,000	8,955
2.000% due 08/07/2018		7,300	7,326

Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		10,915	10,972
Hyundai Capital Services, Inc.
1.447% due 03/18/2017		70,862	70,838
3.500% due 09/13/2017		3,300	3,382
4.375% due 07/27/2016		17,152	17,183
ICICI Bank Ltd.
4.750% due 11/25/2016		14,250	14,423
Industrial Bank of Korea
2.375% due 07/17/2017		6,330	6,406
2.375% due 07/17/2017 (h)		25,900	26,212
ING Bank NV
1.205% due 03/16/2018		37,700	37,560
1.336% due 10/01/2019 (h)		91,000	89,756
International Lease Finance Corp.
3.875% due 04/15/2018		2,699	2,755
6.250% due 05/15/2019		3,600	3,888
6.750% due 09/01/2016		36,600	36,797
7.125% due 09/01/2018		18,450	20,303
8.750% due 03/15/2017		18,800	19,661
Intesa Sanpaolo SpA
2.375% due 01/13/2017		32,923	33,050
Itau CorpBanca
3.875% due 09/22/2019		5,050	5,303
JPMorgan Chase & Co.
1.072% due 05/30/2017	GBP	19,550	25,889
1.593% due 01/23/2020		$25,094	25,170
1.782% due 06/07/2021		9,955	9,996
1.843% due 10/29/2020		13,900	14,053
2.153% due 03/01/2021		14,100	14,426
7.900% due 04/30/2018 (f)		10,900	11,132
KEB Hana Bank
1.757% due 11/09/2016		6,810	6,815
2.000% due 04/02/2018		1,795	1,812
Kookmin Bank
1.406% due 03/14/2017		8,200	8,196
LeasePlan Australia Ltd.
4.500% due 03/13/2017	AUD	10,380	7,801
LeasePlan Corp. NV
2.500% due 05/16/2018		$28,890	28,914
2.875% due 01/22/2019		57,100	57,162
3.000% due 10/23/2017		71,328	71,876
Lloyds Bank PLC
1.175% due 03/16/2018		13,900	13,829
1.176% due 05/14/2018		23,300	23,144
Lloyds Banking Group PLC
3.100% due 07/06/2021 (b)		8,000	7,994
Macquarie Bank Ltd.
1.758% due 07/29/2020		39,200	39,056
Macquarie Group Ltd.
3.000% due 12/03/2018		107,500	110,468
4.875% due 08/10/2017		5,800	5,988
6.000% due 01/14/2020		7,720	8,614
7.625% due 08/13/2019		23,227	26,981
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.413% due 07/23/2019 (h)		8,550	8,502
Mitsubishi UFJ Trust & Banking Corp.
2.650% due 10/19/2020		26,900	27,652
Mizuho Bank Ltd.
1.280% due 03/26/2018		10,900	10,878
1.824% due 10/20/2018		7,000	7,048
Mizuho Financial Group, Inc.
2.111% due 04/12/2021		54,800	55,300
Morgan Stanley
2.012% due 02/01/2019		35,200	35,608
MUFG Americas Holdings Corp.
1.202% due 02/09/2018		3,700	3,686
MUFG Capital Finance Ltd.
4.850% due 07/25/2016 (f)	EUR	3,400	3,771
5.271% due 01/25/2017 (f)		3,400	3,863
6.299% due 01/25/2017 (f)	GBP	16,978	23,393
Navient Corp.
4.625% due 09/25/2017		$2,600	2,626
5.500% due 01/15/2019		14,600	14,721
6.000% due 01/25/2017		6,365	6,453
8.450% due 06/15/2018		39,060	42,380
8.780% due 09/15/2016	MXN	21,400	1,175
Nykredit Realkredit A/S
2.000% due 04/01/2017	DKK	420,000	63,734
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$400	392
Piper Jaffray Cos.
3.631% due 05/31/2017		24,550	24,532
5.060% due 10/09/2018		9,800	9,904

Progressive Corp.
6.700% due 06/15/2067		5,500	5,060
QBE Insurance Group Ltd.
2.400% due 05/01/2018		5,480	5,534
QNB Finance Ltd.
1.888% due 10/31/2016		1,050	1,052
2.115% due 02/26/2018		5,000	5,022
RCI Banque S.A.
3.500% due 04/03/2018		13,000	13,429
Regions Bank
2.250% due 09/14/2018		5,500	5,540
Reliance Standard Life Global Funding
2.150% due 10/15/2018		14,000	14,135
Royal Bank of Scotland Group PLC
4.700% due 07/03/2018		400	409
Royal Bank of Scotland PLC
9.500% due 03/16/2022		3,100	3,231
13.125% due 03/19/2022	AUD	4,100	3,234
Santander Bank N.A.
1.561% due 01/12/2018		$14,850	14,772
Santander Holdings USA, Inc.
2.115% due 11/24/2017		26,700	26,702
Santander UK PLC
1.037% due 09/29/2017		1,000	995
1.511% due 08/24/2018 (h)		27,000	26,951
2.136% due 03/14/2019		10,000	10,013
Shinhan Bank
1.281% due 04/08/2017		200	200
SL Green Realty Corp.
5.000% due 08/15/2018		16,200	16,998
Springleaf Finance Corp.
5.250% due 12/15/2019		1,200	1,122
5.750% due 09/15/2016		9,900	9,954
6.900% due 12/15/2017		42,375	44,017
Sumitomo Mitsui Financial Group, Inc.
2.337% due 03/09/2021		15,400	15,726
Synchrony Financial
1.867% due 02/03/2020		10,950	10,613
1.875% due 08/15/2017		12,800	12,823
2.032% due 11/09/2017		12,000	12,007
UBS AG
1.266% due 08/14/2019 (h)		58,800	58,493
1.523% due 06/01/2020		12,200	12,189
4.750% due 05/22/2023		700	718
7.250% due 02/22/2022		5,565	5,718
UBS Group Funding Jersey Ltd.
2.080% due 09/24/2020		4,950	4,956
2.409% due 04/14/2021		96,700	97,789
3.000% due 04/15/2021		6,500	6,638
Unibail-Rodamco SE
1.403% due 04/16/2019		62,100	61,788
United Overseas Bank Ltd.
2.875% due 10/17/2022		6,455	6,552
Ventas Realty LP
1.250% due 04/17/2017		4,775	4,777
3.125% due 06/15/2023		3,900	3,985
VEREIT Operating Partnership LP
2.000% due 02/06/2017		23,900	24,078
3.000% due 02/06/2019		6,601	6,642
Vonovia Finance BV
3.200% due 10/02/2017		16,900	17,237
Vornado Realty LP
2.500% due 06/30/2019		700	714
WEA Finance LLC
1.750% due 09/15/2017		3,200	3,210
2.700% due 09/17/2019		1,200	1,224
Weyerhaeuser Co.
6.950% due 08/01/2017		11,050	11,650

			4,273,905

INDUSTRIALS 24.2%
Abu Dhabi National Energy Co. PJSC
4.125% due 03/13/2017		3,000	3,052
5.875% due 10/27/2016		5,000	5,075
Actavis Funding SCS
1.736% due 03/12/2018		24,450	24,550
1.850% due 03/01/2017		34,990	35,115
1.911% due 03/12/2020		126,761	127,216
Actavis, Inc.
1.875% due 10/01/2017		4,952	4,978
Altice Financing S.A.
7.500% due 05/15/2026		3,500	3,447
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		904	921

American Airlines Pass-Through Trust
4.000% due 01/15/2027	875	925
Amgen, Inc.
1.034% due 05/22/2017	90,900	90,928
1.250% due 05/22/2017	6,169	6,180
1.254% due 05/22/2019	3,965	3,968
2.500% due 11/15/2016	2,350	2,362
5.850% due 06/01/2017	5,600	5,834
Anglo American Capital PLC
2.625% due 04/03/2017	1,450	1,453
Anheuser-Busch InBev Finance, Inc.
1.897% due 02/01/2021	13,800	14,228
Anthem, Inc.
2.300% due 07/15/2018	2,000	2,030
Asciano Finance Ltd.
5.000% due 04/07/2018	25,111	25,956
BAT International Finance PLC
1.163% due 06/15/2018 (h)	26,600	26,557
1.850% due 06/15/2018	700	708
2.125% due 06/07/2017	8,000	8,068
Baxalta, Inc.
1.427% due 06/22/2018	2,310	2,286
2.000% due 06/22/2018	7,268	7,275
Beam Suntory, Inc.
1.875% due 05/15/2017	14,500	14,558
BMW U.S. Capital LLC
1.026% due 06/02/2017 (h)	39,800	39,823
Boston Scientific Corp.
2.850% due 05/15/2020	2,600	2,696
Cameron International Corp.
1.150% due 12/15/2016	2,500	2,505
Central Nippon Expressway Co. Ltd.
2.369% due 09/10/2018	4,950	5,053
Charter Communications Operating LLC
3.579% due 07/23/2020	7,130	7,462
Cheung Kong Infrastructure Finance BVI Ltd.
1.347% due 06/20/2017	12,000	11,962
Chevron Corp.
1.211% due 03/03/2022	7,916	7,712
1.576% due 05/16/2021 (h)	110,800	111,500
CNPC General Capital Ltd.
1.950% due 11/25/2017	9,000	9,069
2.750% due 04/19/2017	14,344	14,504
ConocoPhillips
5.750% due 02/01/2019	6,641	7,311
ConocoPhillips Co.
1.050% due 12/15/2017	4,575	4,548
1.500% due 05/15/2018	1,000	1,004
1.526% due 05/15/2022	23,600	22,416
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022	4,084	4,212
9.000% due 01/08/2018	13,303	13,320
Cox Communications, Inc.
5.875% due 12/01/2016	5,488	5,583
CRH America, Inc.
8.125% due 07/15/2018	4,050	4,549
D.R. Horton, Inc.
3.625% due 02/15/2018	3,093	3,154
3.750% due 03/01/2019	10,700	10,887
Daimler Finance North America LLC
1.076% due 05/18/2018	14,250	14,168
1.106% due 03/02/2018 (h)	98,050	97,608
1.347% due 08/03/2017 (h)	18,400	18,416
1.397% due 07/05/2019 (b)	48,800	48,800
1.497% due 08/01/2018	17,500	17,544
1.650% due 03/02/2018	8,294	8,338
1.875% due 01/11/2018	1,300	1,312
2.000% due 08/03/2018	6,920	7,011
2.250% due 07/31/2019	2,000	2,052
2.375% due 08/01/2018	9,700	9,908
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020	16,337	17,178
Devon Energy Corp.
1.193% due 12/15/2016	33,720	33,513
Diamond 1 Finance Corp.
3.480% due 06/01/2019	31,200	31,984
4.420% due 06/15/2021	5,400	5,556
DISH DBS Corp.
4.250% due 04/01/2018	16,100	16,462
4.625% due 07/15/2017	500	510
eBay, Inc.
0.834% due 07/28/2017	14,550	14,489
1.117% due 08/01/2019	48,724	47,925
1.350% due 07/15/2017	3,847	3,855
2.500% due 03/09/2018	3,100	3,158

El Paso Natural Gas Co. LLC
5.950% due 04/15/2017	29,833	30,714
Embraer Overseas Ltd.
6.375% due 01/24/2017	4,265	4,366
Enbridge, Inc.
1.136% due 06/02/2017	12,250	12,037
1.296% due 10/01/2016	1,500	1,494
Energy Transfer Partners LP
2.500% due 06/15/2018	10,500	10,456
6.125% due 02/15/2017	17,206	17,653
9.000% due 04/15/2019	8,178	9,147
Express Scripts Holding Co.
2.650% due 02/15/2017	7,000	7,076
Federal Express Corp. Pass-Through Trust
6.720% due 07/15/2023	3,644	4,146
General Motors Co.
3.500% due 10/02/2018	4,454	4,588
Georgia-Pacific LLC
2.539% due 11/15/2019	35,600	36,487
Glencore Finance Canada Ltd.
3.600% due 01/15/2017	12,761	12,769
5.800% due 11/15/2016	37,249	37,699
HCA, Inc.
3.750% due 03/15/2019	2,850	2,957
Hess Corp.
1.300% due 06/15/2017	16,235	16,130
Hewlett Packard Enterprise Co.
2.394% due 10/05/2017	44,100	44,576
2.584% due 10/05/2018	46,000	46,649
Hutchison Whampoa International Ltd.
3.500% due 01/13/2017	28,042	28,386
Hyundai Capital America
2.125% due 10/02/2017	1,684	1,695
4.000% due 06/08/2017	200	205
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	39,820	40,192
2.050% due 07/20/2018	26,875	27,190
2.950% due 07/21/2020	21,800	22,473
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018	7,500	7,612
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	4,610	4,868
6.000% due 02/01/2017	35,260	36,085
Kinder Morgan, Inc.
2.000% due 12/01/2017	11,587	11,529
7.000% due 06/15/2017	18,712	19,492
7.250% due 06/01/2018	23,825	25,778
KLA-Tencor Corp.
3.375% due 11/01/2019	1,150	1,190
Korea National Oil Corp.
3.125% due 04/03/2017	23,195	23,510
4.000% due 10/27/2016 (h)	19,700	19,908
Kraft Heinz Foods Co.
1.600% due 06/30/2017	6,800	6,824
Kroger Co.
6.150% due 01/15/2020	3,000	3,456
Lafarge S.A.
6.500% due 07/15/2016	20,300	20,325
Medtronic, Inc.
1.453% due 03/15/2020 (h)	47,530	47,995
2.500% due 03/15/2020	8,650	8,977
MGM Resorts International
7.625% due 01/15/2017	16,300	16,830
8.625% due 02/01/2019	13,800	15,566
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019	1,600	1,643
Mylan, Inc.
1.350% due 11/29/2016	39,822	39,782
NBCUniversal Enterprise, Inc.
1.313% due 04/15/2018	13,878	13,941
Nissan Motor Acceptance Corp.
1.231% due 03/03/2017	6,130	6,135
1.340% due 09/26/2016 (h)	93,295	93,396
1.454% due 04/06/2018	9,400	9,399
1.671% due 03/08/2019	33,600	33,759
1.950% due 09/12/2017	28,020	28,247
2.550% due 03/08/2021	5,500	5,684
NXP BV
3.500% due 09/15/2016	3,939	3,945
Ooredoo International Finance Ltd.
3.375% due 10/14/2016	59,600	59,949
Penske Truck Leasing Co. LP
3.375% due 03/15/2018	11,500	11,810
3.750% due 05/11/2017	8,190	8,347
Petrofac Ltd.
3.400% due 10/10/2018	1,400	1,401

Phillips 66
2.950% due 05/01/2017		4,450	4,516
Pioneer Natural Resources Co.
5.875% due 07/15/2016		20,300	20,328
6.650% due 03/15/2017		26,512	27,444
6.875% due 05/01/2018		4,015	4,345
QUALCOMM, Inc.
1.186% due 05/20/2020		11,509	11,228
Reynolds American, Inc.
2.300% due 08/21/2017		4,000	4,049
2.300% due 06/12/2018		14,140	14,376
3.250% due 06/12/2020		2,960	3,132
4.000% due 06/12/2022		900	980
Roche Holdings, Inc.
0.971% due 09/30/2019		5,000	5,004
Rogers Communications, Inc.
6.800% due 08/15/2018		4,000	4,432
S&P Global, Inc.
2.500% due 08/15/2018		4,400	4,493
Sabine Pass LNG LP
7.500% due 11/30/2016		12,035	12,271
SABMiller Holdings, Inc.
1.327% due 08/01/2018		3,309	3,308
SBA Tower Trust
5.101% due 04/15/2042		16,513	16,579
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		20,352	20,605
Sky PLC
6.100% due 02/15/2018		2,045	2,187
Southern Natural Gas Co. LLC
5.900% due 04/01/2017		15,936	16,363
Statoil ASA
1.092% due 11/08/2018		2,780	2,766
Symantec Corp.
2.750% due 06/15/2017		11,239	11,297
Telefonica Emisiones S.A.U.
1.292% due 06/23/2017		89,725	89,621
3.192% due 04/27/2018		4,900	5,033
6.221% due 07/03/2017		3,576	3,734
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017		6,315	6,577
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017		3,990	3,994
Thomson Reuters Corp.
1.300% due 02/23/2017		4,500	4,501
Time Warner Cable, Inc.
5.000% due 02/01/2020		10,000	10,879
5.850% due 05/01/2017		65,706	68,031
6.750% due 07/01/2018		9,323	10,233
8.250% due 04/01/2019		4,300	4,996
Time Warner Cos., Inc.
7.250% due 10/15/2017		2,500	2,688
Toll Brothers Finance Corp.
8.910% due 10/15/2017		2,350	2,562
Total Capital International S.A.
0.997% due 06/19/2019		6,150	6,009
1.200% due 08/10/2018		1,531	1,528
UAL Pass-Through Trust
9.750% due 07/15/2018		22,097	22,876
10.400% due 05/01/2018		2,171	2,234
USG Corp.
6.300% due 11/15/2016		41,859	42,747
7.875% due 03/30/2020		21,335	22,246
9.750% due 01/15/2018		61,403	67,620
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		32,200	27,672
Volkswagen Group of America Finance LLC
1.024% due 05/23/2017		15,750	15,672
1.124% due 05/22/2018		34,500	34,008
1.250% due 05/23/2017		800	798
1.600% due 11/20/2017		4,300	4,303
Volkswagen International Finance NV
1.066% due 11/18/2016		39,360	39,293
VW Credit, Inc.
1.060% due 06/26/2017		36,200	35,495
1.875% due 10/13/2016		37,000	37,065
Whirlpool Corp.
1.650% due 11/01/2017		7,100	7,147
Wind Acquisition Finance S.A.
3.751% due 07/15/2020	EUR	2,000	2,164
Woodside Finance Ltd.
4.600% due 05/10/2021		$43,856	46,466
Wyndham Worldwide Corp.
2.500% due 03/01/2018		6,985	7,061
Wynn Las Vegas LLC
5.500% due 03/01/2025		3,700	3,594

Wynn Macau Ltd.
5.250% due 10/15/2021 (h)		600	587
Xerox Corp.
6.750% due 02/01/2017		1,794	1,842
ZF North America Capital, Inc.
4.000% due 04/29/2020		5,500	5,662
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		14,965	14,977

			2,964,813

UTILITIES 11.3%
AT&T, Inc.
1.326% due 03/11/2019		17,241	17,171
1.561% due 06/30/2020		59,748	59,549
1.577% due 11/27/2018		5,800	5,832
BG Energy Capital PLC
2.875% due 10/15/2016		3,500	3,513
4.000% due 12/09/2020		2,980	3,231
4.000% due 10/15/2021		1,000	1,092
5.125% due 12/07/2017	GBP	3,000	4,218
6.500% due 11/30/2072		$34,825	36,393
6.500% due 11/30/2072	GBP	8,105	11,318
BP Capital Markets PLC
0.980% due 02/10/2017		$4,430	4,431
1.052% due 02/13/2018		23,200	23,136
1.140% due 05/10/2018		14,346	14,287
1.170% due 05/10/2019		2,855	2,834
1.270% due 09/26/2018		13,962	13,915
1.846% due 05/05/2017		4,482	4,510
British Telecommunications PLC
1.250% due 02/14/2017		12,000	12,005
CMS Energy Corp.
5.050% due 02/15/2018		28,031	29,681
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		33,090	33,166
Dayton Power & Light Co.
1.875% due 09/15/2016		8,733	8,745
Dominion Resources, Inc.
1.950% due 08/15/2016		1,207	1,208
2.125% due 02/15/2018		8,800	8,805
E.ON International Finance BV
5.800% due 04/30/2018		7,500	8,042
Electricite de France S.A.
1.094% due 01/20/2017		19,104	19,126
Enel Finance International NV
6.250% due 09/15/2017		41,915	44,243
Entergy Corp.
4.700% due 01/15/2017		1,500	1,521
FirstEnergy Corp.
2.750% due 03/15/2018		13,148	13,317
Jersey Central Power & Light Co.
5.650% due 06/01/2017		7,290	7,551
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		27,657	29,111
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		25,228	25,525
2.625% due 11/27/2018		500	511
Korea Gas Corp.
2.875% due 07/29/2018		1,500	1,542
Korea Hydro & Nuclear Power Co. Ltd.
1.434% due 05/22/2017		47,400	47,375
2.875% due 10/02/2018		2,410	2,472
Korea South-East Power Co. Ltd.
3.625% due 01/29/2017		1,720	1,742
Korea Western Power Co. Ltd.
2.875% due 10/10/2018		1,800	1,853
3.125% due 05/10/2017		12,934	13,122
5.500% due 09/29/2016		418	422
KT Corp.
1.750% due 04/22/2017		19,300	19,358
2.625% due 04/22/2019		1,660	1,707
3.875% due 01/20/2017		9,248	9,382
National Grid North America, Inc.
1.294% due 08/21/2017		104,400	104,125
NextEra Energy Capital Holdings, Inc.
1.586% due 06/01/2017		800	802
2.056% due 09/01/2017		42,719	43,032
OGE Energy Corp.
1.211% due 11/24/2017		6,000	5,995
Petrobras Global Finance BV
6.125% due 10/06/2016		1,900	1,914
Petroleos Mexicanos
5.750% due 03/01/2018		25,900	27,147
Plains All American Pipeline LP
5.875% due 08/15/2016		2,000	2,010

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		269	271
Shell International Finance BV
1.080% due 05/11/2020		9,340	9,223
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017 (h)		20,000	20,309
Sinopec Group Overseas Development Ltd.
1.409% due 04/10/2017 (h)		70,871	70,963
1.750% due 04/10/2017		23,460	23,545
Spire, Inc.
1.376% due 08/15/2017		17,200	17,145
Sprint Communications, Inc.
6.000% due 12/01/2016		119,159	120,202
8.375% due 08/15/2017		16,250	16,737
9.125% due 03/01/2017		15,350	15,876
TECO Finance, Inc.
1.229% due 04/10/2018		4,475	4,410
Telecom Italia Capital S.A.
6.999% due 06/04/2018		17,080	18,574
Tokyo Electric Power Co. Holdings, Inc.
2.060% due 08/31/2016	JPY	30,000	291
TransAlta Corp.
1.900% due 06/03/2017		$1,870	1,855
Verizon Communications, Inc.
1.426% due 06/17/2019		17,831	17,929
2.406% due 09/14/2018		258,610	265,148
Williams Partners LP
7.250% due 02/01/2017		47,570	48,958

			1,383,423

Total Corporate Bonds & Notes (Cost $8,615,501)			8,622,141

MUNICIPAL BONDS & NOTES 0.6%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.562% due 11/25/2043		4,374	4,322

CALIFORNIA 0.6%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019		51,700	53,151
University of California Revenue Bonds, Series 2011
0.957% due 07/01/2041		13,900	13,902

			67,053

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
1.150% due 12/01/2033		3,795	3,782

Total Municipal Bonds & Notes (Cost $73,741)			75,157

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
0.513% due 07/25/2037		690	676
0.523% due 12/25/2036		147	147
0.573% due 03/25/2034		44	44
0.583% due 03/25/2036		97	94
0.603% due 08/25/2034		255	251
0.653% due 02/25/2037 - 10/27/2037		1,660	1,651
0.753% due 12/25/2028 - 03/25/2036		1,401	1,402
0.773% due 06/25/2036		181	181
0.793% due 11/25/2036		173	172
0.803% due 04/25/2036 - 03/25/2044		955	954
0.823% due 03/25/2036		106	106
0.846% due 03/17/2032		722	729
0.848% due 05/18/2032		144	144
0.853% due 06/25/2032 - 09/25/2032		94	94
0.883% due 07/25/2036 - 11/25/2040		376	377
0.896% due 09/17/2027		4	4
0.903% due 08/25/2021 - 01/25/2044		13,069	13,091
0.933% due 11/25/2040		351	352
0.948% due 07/18/2027 - 05/18/2032		152	152
0.953% due 02/25/2022 - 04/25/2042		1,048	1,055
0.993% due 07/25/2037		426	428
1.003% due 09/25/2041		3,168	3,176
1.053% due 10/25/2017 - 08/25/2022		15	15
1.083% due 04/25/2031		129	131
1.103% due 12/25/2022		4	4
1.133% due 02/25/2041		43	43
1.136% due 01/01/2021		12,214	12,264
1.153% due 09/25/2022		2	2
1.223% due 06/25/2037		268	272
1.303% due 02/25/2023 - 07/25/2038		20	20

1.353% due 04/25/2032 - 11/25/2049	45	46
1.453% due 11/25/2049	27	27
1.603% due 09/25/2023	27	27
1.610% due 06/01/2043 - 07/01/2044	3,239	3,305
1.638% due 10/01/2044	739	754
1.673% due 10/25/2038	69	71
1.785% due 06/25/2019	6,000	6,081
1.920% due 02/01/2018 - 05/01/2021	10	10
1.928% due 01/01/2027 - 04/01/2029	52	54
2.112% due 01/01/2036	43	45
2.175% due 09/01/2034	488	515
2.185% due 01/01/2036	30	32
2.235% due 11/01/2035	77	80
2.239% due 09/01/2035	20	21
2.335% due 05/01/2035	30	31
2.336% due 07/01/2035	34	35
2.345% due 08/01/2026	6	6
2.362% due 09/01/2034	30	32
2.375% due 07/01/2031	4	4
2.377% due 06/01/2035	20	21
2.396% due 08/01/2035	59	62
2.413% due 10/01/2035	53	54
2.425% due 09/01/2034	72	76
2.430% due 09/01/2034	38	40
2.445% due 06/01/2034	3	3
2.463% due 07/01/2034	8	9
2.487% due 09/01/2035	90	95
2.492% due 11/01/2024	6	6
2.493% due 12/01/2035	25	26
2.497% due 01/01/2036	142	150
2.510% due 12/01/2035	12	13
2.518% due 10/01/2035	29	31
2.519% due 08/01/2035	16	16
2.562% due 12/01/2040	74	78
2.578% due 12/01/2036	31	33
2.590% due 06/01/2033 - 02/01/2034	75	78
2.627% due 10/01/2035	11	11
2.637% due 05/01/2034	43	46
2.645% due 11/01/2027	2	2
2.646% due 12/01/2036	28	30
2.653% due 11/01/2034	167	176
2.655% due 11/01/2035	98	103
2.672% due 05/01/2038	3,980	4,210
2.686% due 08/01/2029	479	499
2.687% due 09/01/2035	54	57
2.689% due 08/01/2024	1	1
2.698% due 04/01/2033	7	7
2.715% due 02/01/2033	11	11
2.723% due 07/01/2029	85	88
2.772% due 05/01/2035	130	137
2.813% due 01/01/2032	185	189
2.822% due 01/01/2036	38	40
2.905% due 05/01/2035	55	58
2.908% due 04/01/2029	4	4
2.972% due 03/01/2036	34	36
3.010% due 02/01/2035	7	7
3.032% due 05/01/2036	2,061	2,151
3.037% due 03/01/2036	25	27
3.181% due 06/01/2035	218	231
3.265% due 06/01/2036	9	9
3.860% due 05/01/2036	40	42
4.089% due 02/25/2018 (a)	19,369	766
4.200% due 06/01/2017	6	6
4.426% due 07/01/2028	7	7
5.050% due 07/01/2018	157	158
6.293% due 10/25/2042	303	358
8.361% due 06/25/2032	36	36
FDIC Structured Sale Guaranteed Notes
0.935% due 11/29/2037	848	846
Federal Housing Administration
6.896% due 07/01/2020	61	59
7.350% due 04/01/2019	18	17
7.435% due 02/01/2019	10	9
Freddie Mac
0.493% due 12/25/2036	4,317	4,299
0.692% due 07/15/2034	91	91
0.786% due 01/15/2038	37,650	37,464
0.792% due 02/15/2018 - 07/15/2036	666	666
0.842% due 01/15/2022 - 06/15/2031	87	87
0.892% due 12/15/2031 - 09/15/2041	2,556	2,560
0.922% due 11/15/2036	52	52
0.942% due 07/15/2039 - 02/15/2041	4,069	4,063
0.992% due 06/15/2031	229	232
1.042% due 06/15/2031 - 12/15/2037	599	602
1.142% due 03/15/2032	160	162
1.192% due 03/15/2023	4	4

1.442% due 11/15/2033 - 10/15/2049	246	252
1.454% due 08/25/2019 (a)	181,873	6,637
1.610% due 10/25/2044 - 02/25/2045	5,034	5,215
1.750% due 08/01/2017	7	7
1.926% due 01/15/2038 (a)	37,650	2,496
2.492% due 09/01/2035	262	280
2.504% due 08/01/2035	126	132
2.505% due 08/01/2035	27	29
2.523% due 02/01/2023	1	1
2.552% due 05/01/2034	32	34
2.561% due 04/01/2025	5	5
2.626% due 12/01/2035	24	26
2.683% due 07/01/2033	33	35
2.685% due 11/01/2035	31	32
2.699% due 10/01/2033	18	19
2.842% due 08/01/2034	37	39
5.000% due 08/15/2035	2,232	2,561
5.500% due 08/15/2030	3	3
6.500% due 07/25/2043	225	270
Ginnie Mae
0.842% due 02/16/2032 - 03/16/2032	184	184
0.942% due 02/16/2030	41	42
0.986% due 04/20/2062	16,301	16,252
1.042% due 02/16/2030	39	39
1.116% due 11/20/2065	8,986	8,910
1.136% due 02/20/2062	36,042	36,134
1.236% due 01/20/2066 - 05/20/2066	33,154	33,169
1.269% due 06/20/2066	10,600	10,547
1.286% due 04/20/2066	4,903	4,912
1.398% due 03/20/2031	247	251
1.436% due 03/20/2066	25,233	25,515
1.442% due 08/16/2039	521	532
1.750% due 04/20/2024 - 05/20/2032	1,105	1,148
1.875% due 07/20/2022 - 08/20/2031	937	971
2.000% due 12/20/2021 - 12/20/2033	1,391	1,443
2.500% due 10/20/2017 - 01/20/2022	21	20
4.000% due 02/20/2019	4	4
NCUA Guaranteed Notes
0.795% due 12/07/2020	4,565	4,560
1.006% due 12/08/2020	3,476	3,485
Small Business Administration
4.340% due 03/01/2024	90	95
5.370% due 04/01/2028	154	173
5.490% due 03/01/2028	106	120

Total U.S. Government Agencies (Cost $276,331)		277,293

U.S. TREASURY OBLIGATIONS 8.4%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 (h)(l)	206,976	210,140
0.125% due 04/15/2020 (h)(j)(l)	804,251	823,210

Total U.S. Treasury Obligations (Cost $1,023,193)		1,033,350

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
Adjustable Rate Mortgage Trust
2.907% due 02/25/2035	2,930	2,904
American Home Mortgage Assets Trust
0.643% due 05/25/2046 ^	2,154	1,572
0.643% due 09/25/2046 ^	889	610
American Home Mortgage Investment Trust
2.478% due 09/25/2045	386	374
2.730% due 10/25/2034	369	370
2.978% due 02/25/2045	49	49
BAMLL Commercial Mortgage Securities Trust
1.242% due 06/15/2028	2,800	2,779
1.662% due 01/15/2028	3,000	3,004
1.842% due 12/15/2031	4,860	4,864
Banc of America Commercial Mortgage Trust
5.347% due 10/10/2045	13,835	13,945
5.414% due 09/10/2047	5,400	5,418
5.415% due 09/10/2047	5,565	5,597
Banc of America Funding Trust
2.854% due 02/20/2036	1,870	1,836
3.017% due 01/20/2047 ^	145	123
Banc of America Mortgage Trust
2.770% due 08/25/2033	3,531	3,500
2.894% due 02/25/2036 ^	108	96
3.546% due 07/20/2032	22	22
6.500% due 09/25/2033	119	125
Banc of America Re-REMIC Trust
5.673% due 02/17/2051	254	256
BCAP LLC Trust
0.606% due 03/26/2037	250	247
2.582% due 11/26/2035	1,715	1,700
2.693% due 10/26/2035	61	61

2.946% due 09/26/2035	2,765	2,723
3.143% due 05/26/2047	7	7
4.411% due 07/26/2037	516	515
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/2035	29	30
2.750% due 11/25/2030	48	46
2.804% due 01/25/2035	113	110
2.810% due 08/25/2033	2,289	2,280
2.836% due 11/25/2034	760	748
2.921% due 07/25/2033	5,881	5,797
2.924% due 03/25/2035	110	111
2.930% due 10/25/2035	31	31
2.937% due 01/25/2034	251	251
2.972% due 01/25/2034	68	68
3.090% due 03/25/2035	1,688	1,696
3.143% due 05/25/2047 ^	1,640	1,481
3.343% due 11/25/2034	8,764	8,111
Bear Stearns ALT-A Trust
0.613% due 02/25/2034	851	749
1.153% due 09/25/2034	3,098	3,044
2.732% due 01/25/2036 ^	2,056	1,693
2.902% due 09/25/2035	3,513	2,951
2.907% due 11/25/2036	3,217	2,421
2.913% due 05/25/2035	268	263
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	3,608	3,673
5.533% due 09/11/2041	1,488	1,487
5.537% due 10/12/2041	4,196	4,209
Bear Stearns Structured Products, Inc. Trust
2.690% due 12/26/2046	4,436	3,307
2.878% due 01/26/2036	8,243	6,471
BLCP Hotel Trust
1.392% due 08/15/2029	3,361	3,330
CDGJ Commercial Mortgage Trust
1.842% due 12/15/2027	18,532	18,532
Chase Mortgage Finance Trust
2.756% due 03/25/2037 ^	523	478
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.703% due 08/25/2035	265	237
Citigroup Commercial Mortgage Trust
1.722% due 07/15/2027	9,345	9,248
5.901% due 12/10/2049	8,470	8,720
Citigroup Mortgage Loan Trust, Inc.
0.523% due 01/25/2037	397	299
2.410% due 09/25/2035	57	55
2.704% due 07/25/2046 ^	388	349
2.861% due 08/25/2035	1,465	1,443
2.870% due 10/25/2035 ^	201	199
2.886% due 03/25/2034	89	88
3.028% due 09/25/2037 ^	3,138	2,865
3.040% due 05/25/2035	480	472
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	13,633	13,837
5.617% due 10/15/2048	1,913	1,914
COBALT Commercial Mortgage Trust
5.956% due 05/15/2046	8,267	8,502
COLT Funding LLC
3.000% due 05/25/2046	1,200	1,209
Commercial Mortgage Trust
6.007% due 12/10/2049	1,910	1,969
Countrywide Alternative Loan Trust
0.613% due 02/25/2047	179	143
0.628% due 02/20/2047 ^	4,293	2,714
0.633% due 05/25/2047	3,001	2,404
0.643% due 09/25/2046 ^	1,266	966
0.643% due 12/20/2046 ^	3,017	2,202
0.658% due 07/20/2046 ^	1,712	838
0.663% due 07/25/2046	293	245
1.437% due 12/25/2035	618	485
1.437% due 02/25/2036	386	339
2.952% due 02/25/2037 ^	1,583	1,332
6.000% due 04/25/2037 ^	180	115
6.250% due 12/25/2033	425	436
Countrywide Commercial Mortgage Trust
6.275% due 11/12/2043	11,936	12,223
Countrywide Home Loan Mortgage Pass-Through Trust
0.683% due 05/25/2035	267	221
0.743% due 04/25/2035	44	36
1.093% due 03/25/2035	398	291
2.500% due 07/19/2031	4	4
2.774% due 09/25/2047 ^	295	255
3.241% due 11/19/2033	145	142
Countrywide Home Loan Reperforming REMIC Trust
0.793% due 06/25/2035	3,417	3,046
5.359% due 01/25/2034	12	12

Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		9,117	9,170
5.311% due 12/15/2039		27,916	27,966
5.448% due 01/15/2049		19	19
5.695% due 09/15/2040		3,687	3,814
Credit Suisse First Boston Mortgage Securities Corp.
1.054% due 03/25/2032		46	42
2.766% due 11/25/2033		1,485	1,466
2.980% due 11/25/2034		518	534
Credit Suisse Mortgage Capital Certificates
2.496% due 07/27/2037		354	354
2.795% due 09/27/2036		558	557
Deco UK PLC
0.751% due 01/27/2020	GBP	2,703	3,507
Eurosail PLC
0.874% due 06/13/2045		1,717	2,263
First Horizon Mortgage Pass-Through Trust
2.929% due 08/25/2035		$564	496
First Republic Bank Mortgage Pass-Through Certificates
0.933% due 06/25/2030		186	185
First Republic Mortgage Loan Trust
0.742% due 08/15/2032		2,259	2,078
0.792% due 11/15/2031		219	210
GE Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		1,800	1,835
GMAC Mortgage Corp. Loan Trust
3.312% due 08/19/2034		2,498	2,477
GreenPoint Mortgage Funding Trust
0.723% due 11/25/2045		399	344
0.893% due 06/25/2045		314	274
0.913% due 06/25/2045		152	133
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039		2,352	2,374
GS Mortgage Securities Trust
5.988% due 08/10/2045		12,028	12,339
GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		191	212
GSR Mortgage Loan Trust
2.876% due 09/25/2035		2,627	2,644
2.886% due 04/25/2036		428	380
2.943% due 01/25/2036 ^		606	565
HarborView Mortgage Loan Trust
0.578% due 03/19/2037		964	814
0.628% due 07/19/2046 ^		2,174	1,264
0.668% due 05/19/2035		1,438	1,196
0.679% due 03/19/2036		3,722	2,661
2.697% due 04/19/2034		28	27
3.163% due 08/19/2036 ^		109	96
Hercules Eclipse PLC
0.831% due 10/25/2018	GBP	1,127	1,479
Hilton USA Trust
1.668% due 11/05/2030 (a)		$185,158	2
Hudson’s Bay Simon JV Trust
2.043% due 08/05/2034		10,000	9,999
Impac CMB Trust
1.353% due 10/25/2033		14	13
IndyMac Adjustable Rate Mortgage Trust
1.842% due 01/25/2032		1	1
1.969% due 01/25/2032		4	3
IndyMac Mortgage Loan Trust
0.633% due 07/25/2047		873	589
0.643% due 09/25/2046		1,401	1,155
0.653% due 06/25/2046		746	559
0.663% due 05/25/2046		234	192
0.693% due 07/25/2035		213	185
2.837% due 12/25/2034		39	36
JPMorgan Chase Commercial Mortgage Securities Trust
2.749% due 11/15/2043		9	9
5.397% due 05/15/2045		8,029	8,018
5.420% due 01/15/2049		7,676	7,793
5.431% due 06/12/2047		5,707	5,776
5.440% due 06/12/2047		18,537	18,821
5.500% due 10/12/2037		700	716
5.794% due 02/12/2051		7,069	7,341
5.870% due 02/12/2049		655	660
5.882% due 02/15/2051		3,125	3,228
5.887% due 02/12/2049		23,653	24,207
5.927% due 06/15/2049		1,898	1,912
JPMorgan Mortgage Trust
2.857% due 04/25/2035		3,888	3,640
LB Commercial Mortgage Trust
6.410% due 06/15/2031		773	804
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		2,187	2,219
Luminent Mortgage Trust
0.616% due 12/25/2036		974	779

0.626% due 12/25/2036 ^	341	281
0.653% due 10/25/2046	301	257
MASTR Adjustable Rate Mortgages Trust
0.663% due 04/25/2046	657	468
2.924% due 11/21/2034	1,376	1,404
MASTR Alternative Loan Trust
5.000% due 04/25/2019	79	80
6.000% due 08/25/2033	1,196	1,259
MASTR Asset Securitization Trust
5.500% due 09/25/2033	106	106
MASTR Seasoned Securitization Trust
6.242% due 09/25/2017	5	5
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.142% due 11/15/2031	1,222	1,142
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.882% due 12/15/2030	1,087	1,040
1.302% due 08/15/2032	68	65
2.610% due 10/20/2029	681	679
Merrill Lynch Mortgage Investors Trust
0.663% due 02/25/2036	5,169	4,718
0.703% due 11/25/2035	1,519	1,412
1.457% due 10/25/2035	2,450	2,328
2.228% due 10/25/2035	1,508	1,465
2.478% due 12/25/2032	7	7
6.720% due 11/15/2026	236	236
Merrill Lynch Mortgage Trust
6.021% due 06/12/2050	205	205
Merrill Lynch Mortgage-Backed Securities Trust
3.126% due 04/25/2037 ^	556	478
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	6,010	6,042
5.810% due 06/12/2050	7,773	8,002
6.071% due 08/12/2049	6,205	6,404
Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/2048	3,500	3,681
Morgan Stanley Capital Trust
1.584% due 08/14/2031	2,951	2,947
5.439% due 02/12/2044	88	88
5.610% due 04/15/2049	746	747
5.665% due 04/15/2049	21,145	21,704
5.809% due 12/12/2049	14,403	14,959
5.902% due 04/12/2049	15,700	15,820
Morgan Stanley Mortgage Loan Trust
0.673% due 02/25/2047	970	406
2.546% due 06/25/2036	133	129
Morgan Stanley Re-REMIC Trust
6.245% due 08/15/2045	2,053	2,095
MortgageIT Trust
1.193% due 12/25/2034	990	980
RBS Acceptance, Inc.
3.437% due 06/25/2024	2	2
RBSSP Resecuritization Trust
0.720% due 08/26/2045	8,095	7,580
0.944% due 09/26/2036	3,079	2,994
0.946% due 10/26/2036	3,599	3,510
2.379% due 10/25/2035	15,829	15,985
2.484% due 10/26/2036	2,941	2,970
Residential Accredit Loans, Inc. Trust
0.663% due 04/25/2046	217	96
0.703% due 08/25/2037	522	409
0.753% due 01/25/2035	322	308
0.753% due 08/25/2035	993	777
1.797% due 09/25/2045	612	495
Residential Asset Securitization Trust
2.831% due 12/25/2034	3,140	3,048
5.750% due 02/25/2036 ^	158	122
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	26	27
RFTI Issuer Ltd.
2.192% due 08/15/2030	19,300	19,281
Selkirk Ltd.
1.329% due 02/20/2041	2,952	2,954
Sequoia Mortgage Trust
1.208% due 10/20/2027	401	378
2.627% due 01/20/2047 ^	263	214
2.826% due 04/20/2035	278	289
Structured Adjustable Rate Mortgage Loan Trust
1.810% due 01/25/2035	71	55
2.826% due 08/25/2035	699	651
2.830% due 02/25/2034	98	97
Structured Asset Mortgage Investments Trust
0.583% due 03/25/2037	970	729
0.643% due 07/25/2046 ^	2,545	2,009
0.673% due 05/25/2036	6,312	4,685
0.673% due 05/25/2046	1,075	577
0.683% due 05/25/2045	453	396

0.698% due 07/19/2035	4,202	4,066
0.733% due 02/25/2036 ^	32	26
1.028% due 07/19/2034	19	19
1.108% due 09/19/2032	28	27
1.148% due 03/19/2034	328	319
1.148% due 04/19/2035	1,335	1,248
Structured Asset Securities Corp.
5.050% due 02/25/2034	18	18
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.688% due 02/25/2032	104	102
2.694% due 01/25/2032	5	5
2.957% due 07/25/2032	64	59
Thornburg Mortgage Securities Trust
2.537% due 04/25/2045	195	196
Wachovia Bank Commercial Mortgage Trust
0.596% due 10/15/2048	8,808	8,786
0.621% due 06/15/2049	1,650	1,625
0.656% due 04/15/2047	52,300	51,859
5.884% due 06/15/2049	140	141
5.889% due 06/15/2049	6,100	6,288
WaMu Commercial Mortgage Securities Trust
5.648% due 03/23/2045	6,671	6,716
WaMu Mortgage Pass-Through Certificates Trust
0.713% due 11/25/2045	130	119
0.723% due 12/25/2045	221	204
0.743% due 10/25/2045	1,415	1,319
0.763% due 01/25/2045	174	165
1.137% due 02/25/2047 ^	636	492
1.167% due 01/25/2047	451	407
1.177% due 01/25/2047 ^	947	733
1.197% due 04/25/2047	1,400	1,253
1.220% due 12/25/2046	1,860	1,567
1.230% due 12/25/2046 ^	923	721
1.437% due 02/25/2046	2,383	2,170
1.437% due 08/25/2046	12,644	10,711
1.637% due 11/25/2042	331	306
1.800% due 08/25/2042	472	450
1.837% due 06/25/2042	424	408
1.928% due 01/25/2047	260	234
1.940% due 02/27/2034	62	60
2.008% due 01/25/2037 ^	533	453
2.178% due 08/25/2046	6,282	5,576
2.178% due 09/25/2046	456	423
2.178% due 11/25/2046	171	153
2.178% due 12/25/2046	895	816
2.190% due 07/25/2046	252	225
2.225% due 12/25/2036 ^	342	295
2.277% due 04/25/2037 ^	357	307
2.408% due 05/25/2037 ^	742	594
2.439% due 02/25/2037 ^	841	737
2.471% due 09/25/2036 ^	617	561
2.482% due 03/25/2033	69	69
2.503% due 02/25/2037 ^	1,010	906
2.514% due 09/25/2033	1,807	1,819
2.587% due 09/25/2033	633	618
2.668% due 02/25/2037 ^	1,972	1,747
2.785% due 06/25/2034	1,826	1,842
Washington Mutual Mortgage Pass-Through Certificates Trust
1.407% due 05/25/2046	533	403
2.525% due 02/25/2033	34	33
Wells Fargo Mortgage-Backed Securities Trust
2.855% due 03/25/2036	152	150
2.880% due 06/25/2035	1,837	1,862
2.900% due 09/25/2034	161	164
2.952% due 12/25/2034	1,100	1,109
3.046% due 07/25/2036 ^	617	596
Wells Fargo-RBS Commercial Mortgage Trust
0.864% due 08/15/2045	364	364

Total Non-Agency Mortgage-Backed Securities (Cost $702,190)		685,270

ASSET-BACKED SECURITIES 11.1%
ACE Securities Corp. Home Equity Loan Trust
0.513% due 10/25/2036	20	11
AmeriCredit Automobile Receivables Trust
1.197% due 04/08/2019	5,081	5,090
Amortizing Residential Collateral Trust
1.033% due 07/25/2032	63	59
1.153% due 10/25/2031	307	280
1.153% due 08/25/2032	310	282
Amresco Residential Securities Corp. Mortgage Loan Trust
0.923% due 06/25/2029	99	92
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.503% due 12/25/2033	216	194
Asset-Backed Funding Certificates Trust
1.153% due 06/25/2034	582	546

Asset-Backed Securities Corp. Home Equity Loan Trust
0.533% due 05/25/2037		30	21
Atrium CDO Corp.
1.421% due 11/16/2022		27,632	27,524
Atrium Corp.
0.886% due 07/20/2020		172	171
Babson CLO Ltd.
0.858% due 01/18/2021		536	533
1.866% due 05/15/2023		15,800	15,785
Bear Stearns Asset-Backed Securities Trust
1.113% due 10/25/2032		358	341
1.253% due 10/27/2032		82	76
1.453% due 10/25/2037		1,985	1,843
1.453% due 11/25/2042		26	24
Bravo Mortgage Asset Trust
0.693% due 07/25/2036		832	809
Carlyle Global Market Strategies CLO Ltd.
1.864% due 04/20/2022		32,000	31,969
1.969% due 07/27/2026		64,150	64,208
2.024% due 01/20/2025		2,300	2,297
Carlyle High Yield Partners Ltd.
0.848% due 04/19/2022		9,660	9,493
0.858% due 04/19/2022		1,041	1,018
Cavalry CLO Ltd.
1.983% due 01/17/2024		4,100	4,089
2.003% due 01/16/2024		39,976	39,920
CELF Loan Partners BV
0.327% due 07/18/2021	EUR	447	496
CELF Loan Partners PLC
0.068% due 11/01/2023		602	665
CELF Low Levered Partners PLC
0.086% due 03/04/2024		2,541	2,782
Chancelight, Inc.
1.176% due 04/25/2039		$5,714	5,611
Chase Funding Trust
1.093% due 08/25/2032		27	25
CIFC Funding Ltd.
1.459% due 08/14/2024		42,035	42,096
1.587% due 01/19/2023		9,271	9,273
CIT Group Home Equity Loan Trust
0.993% due 06/25/2033		36	34
Citigroup Mortgage Loan Trust, Inc.
0.513% due 07/25/2045		439	307
0.803% due 01/25/2036		10,875	10,778
COA Summit CLO Ltd.
1.984% due 04/20/2023		6,052	6,061
Colony American Finance Ltd.
2.544% due 06/15/2048		18,031	18,080
Colony Starwood Homes Trust
1.946% due 07/17/2033		35,800	35,879
ContiMortgage Home Equity Loan Trust
0.782% due 03/15/2027		1	1
Cordatus CLO PLC
0.152% due 01/30/2024	EUR	4,991	5,474
0.165% due 07/25/2024		11,064	12,112
0.968% due 01/30/2024	GBP	1,678	2,209
0.968% due 07/25/2024		2,493	3,207
Cornerstone CLO Ltd.
0.848% due 07/15/2021		$1,714	1,707
Countrywide Asset-Backed Certificates
0.693% due 12/25/2031 ^		36	26
1.193% due 05/25/2032		224	214
1.313% due 05/25/2033		8	7
Countrywide Asset-Backed Certificates Trust
0.993% due 12/25/2034		9,344	8,857
Countrywide Home Equity Loan Trust
0.582% due 01/15/2037		32	28
Credit Suisse First Boston Mortgage Securities Corp.
1.073% due 01/25/2032		3	2
Credit-Based Asset Servicing and Securitization LLC
0.513% due 11/25/2036		58	35
0.566% due 07/25/2037		427	257
Dell Equipment Finance Trust
1.420% due 12/22/2017		12,400	12,413
Delta Funding Home Equity Loan Trust
1.262% due 09/15/2029		28	25
Denali Capital CLO Ltd.
0.865% due 01/22/2022		9,544	9,389
Drug Royalty LP
3.478% due 07/15/2023		8,303	8,368
Dryden Leveraged Loan CDO
0.874% due 10/20/2020		438	438
0.881% due 04/12/2020		1,985	1,985
Dryden Senior Loan Fund
1.798% due 01/15/2022		23,966	23,905

Duchess CLO BV
0.019% due 02/28/2023	EUR	863	956
Eagle Ltd.
2.570% due 12/15/2039		$2,938	2,897
Eastland CLO Ltd.
0.867% due 05/01/2022		5,530	5,496
Eaton Vance CDO PLC
0.009% due 03/25/2026	EUR	118	129
0.045% due 02/22/2027		1,349	1,479
0.889% due 02/22/2027	GBP	606	787
0.890% due 03/25/2026		$3,965	3,921
0.894% due 02/22/2027		6,349	6,229
0.954% due 02/22/2027		9,032	8,890
0.970% due 03/25/2026		5,557	5,452
Elm CLO Ltd.
2.033% due 01/17/2023		29,447	29,630
EMC Mortgage Loan Trust
1.153% due 01/25/2041		120	119
1.186% due 05/25/2040		42	38
Equity One Mortgage Pass-Through Trust
1.013% due 11/25/2032		233	222
1.053% due 04/25/2034		574	483
Eurocredit CDO PLC
0.072% due 04/17/2023	EUR	28	31
Evergreen Credit Card Trust
1.162% due 04/15/2020		$41,800	41,834
Fairbanks Capital Mortgage Loan Trust
1.721% due 05/25/2028		48	47
First NLC Trust
0.523% due 08/25/2037		541	291
Fortress Credit BSL Ltd.
1.813% due 01/19/2025		3,400	3,367
Fortress Credit Investments Ltd.
1.883% due 07/17/2023		28,316	28,171
Four Corners CLO Ltd.
0.906% due 01/26/2020		819	813
Fraser Sullivan CLO Ltd.
1.709% due 04/20/2023		22,091	21,991
Galaxy CLO Ltd.
1.926% due 08/20/2022		2,149	2,151
Gallatin CLO Ltd.
1.898% due 07/15/2023		26,901	26,874
GCAT LLC
3.750% due 07/25/2020		1,629	1,623
4.250% due 10/25/2019		6,058	6,093
4.500% due 03/25/2021		3,100	3,131
Golden Knight CDO Ltd.
0.868% due 04/15/2019		410	410
GoldenTree Loan Opportunities Ltd.
1.328% due 10/18/2021		680	681
1.933% due 04/17/2022		4,196	4,159
GreenPoint Home Equity Loan Trust
0.802% due 01/15/2030		37	36
GSAMP Trust
0.523% due 12/25/2036		400	213
Harbourmaster CLO BV
0.076% due 05/08/2023	EUR	498	549
0.870% due 05/08/2023	GBP	4,458	5,820
0.915% due 05/08/2023		$5,271	5,145
HarbourView CLO
0.890% due 12/27/2019		23	23
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		11,197	11,198
Highlander Euro CDO BV
0.315% due 09/06/2022	EUR	1,327	1,469
Home Equity Asset Trust
1.373% due 02/25/2033		$1	1
HSI Asset Loan Obligation Trust
0.513% due 12/25/2036		125	48
Inwood Park CDO Ltd.
0.859% due 01/20/2021		163	163
Jubilee CDO BV
0.116% due 08/21/2021	EUR	329	364
0.128% due 07/30/2024		3,672	4,020
Kingsland Ltd.
0.876% due 08/24/2021		$2,385	2,369
KVK CLO Ltd.
1.998% due 07/15/2023		9,257	9,234
LCM LP
1.581% due 04/15/2022		35,945	35,876
1.830% due 07/14/2022		1,372	1,372
1.893% due 10/19/2022		37,265	37,092
Lehman ABS Mortgage Loan Trust
0.543% due 06/25/2037		439	264
Lehman XS Trust
0.603% due 04/25/2037 ^		972	739

Lockwood Grove CLO Ltd.
2.008% due 01/25/2024		16,108	16,041
Long Beach Mortgage Loan Trust
1.013% due 10/25/2034		359	337
1.153% due 03/25/2032		35	34
Madison Park Funding Ltd.
0.888% due 02/26/2021		845	835
1.545% due 04/22/2022		32,561	32,460
1.903% due 06/15/2022		1,437	1,438
1.916% due 08/15/2022		37,980	37,932
Malin CLO BV
0.029% due 05/07/2023	EUR	1,297	1,433
Massachusetts Educational Financing Authority
1.588% due 04/25/2038		$1,689	1,668
MASTR Asset-Backed Securities Trust
0.503% due 11/25/2036		71	32
0.503% due 01/25/2037		406	164
Merrill Lynch Mortgage Investors Trust
0.533% due 09/25/2037		6	2
0.573% due 02/25/2037		364	165
Morgan Stanley ABS Capital, Inc. Trust
0.513% due 05/25/2037		259	162
0.553% due 09/25/2036		24	11
1.253% due 07/25/2037		147	146
Morgan Stanley Investment Management Mezzano BV
0.606% due 05/15/2024	EUR	325	358
Morgan Stanley IXIS Real Estate Capital Trust
0.503% due 11/25/2036		$11	5
MT Wilson CLO Ltd.
0.859% due 07/11/2020		623	624
Muir Grove CLO Ltd.
1.258% due 03/25/2020		3,192	3,176
National Collegiate Student Loan Trust
0.583% due 11/27/2028		319	318
0.593% due 12/27/2027		350	349
Nautique Funding Ltd.
0.878% due 04/15/2020		335	334
Navient Private Education Loan Trust
0.942% due 12/15/2021		4,005	4,000
1.142% due 09/16/2024		3,506	3,482
Navient Student Loan Trust
0.703% due 03/25/2021		119	119
0.733% due 08/25/2020		2,025	2,023
Neptuno CLO BV
0.087% due 05/24/2023	EUR	977	1,066
Neuberger Berman CLO Ltd.
1.445% due 07/25/2023		$26,000	25,963
1.931% due 07/25/2023 (b)		26,000	26,000
New Century Home Equity Loan Trust
0.633% due 05/25/2036		531	409
Northstar Education Finance, Inc.
1.153% due 12/26/2031		12,085	11,605
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		39,407	39,417
OHA Credit Partners Ltd.
1.846% due 05/15/2023		16,599	16,570
OHA Park Avenue CLO Ltd.
0.906% due 03/14/2022		1,498	1,481
OneMain Financial Issuance Trust
2.430% due 06/18/2024		8,167	8,177
2.570% due 07/18/2025		48,900	48,947
Option One Mortgage Loan Trust
0.993% due 08/25/2032		134	124
1.106% due 05/25/2035		2,241	2,159
Palmer Square Loan Funding Ltd.
1.980% due 06/21/2024		28,500	28,545
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035		975	974
Pretium Mortgage Credit Partners LLC
4.125% due 10/27/2030		5,607	5,627
Prospero CLO BV
0.098% due 10/20/2022	EUR	80	89
Race Point CLO Ltd.
1.637% due 12/15/2022		$35,355	35,278
Renaissance Home Equity Loan Trust
0.813% due 11/25/2034		188	162
0.953% due 12/25/2033		295	276
1.333% due 08/25/2033		457	427
Residential Asset Mortgage Products Trust
1.013% due 06/25/2032		5	5
Residential Asset Securities Corp. Trust
0.953% due 07/25/2032 ^		69	61
RMAT LLC
4.090% due 07/27/2020		4,056	4,047
SBA Tower Trust
2.898% due 10/15/2044		10,200	10,351

SLM Private Credit Student Loan Trust
0.833% due 03/15/2024		529	524
SLM Private Education Loan Trust
1.192% due 10/16/2023		255	255
1.492% due 06/15/2023		12	12
SLM Student Loan Trust
0.718% due 07/25/2019		833	829
0.758% due 01/27/2025		1,597	1,595
1.153% due 01/25/2029		8,291	7,946
2.138% due 04/25/2023		8,655	8,657
Specialty Underwriting & Residential Finance Trust
1.133% due 01/25/2034		173	153
Stone Tower CLO Ltd.
0.853% due 04/17/2021		2,391	2,388
0.863% due 04/17/2021		878	869
Stoney Lane Funding Corp.
0.873% due 04/18/2022		1,833	1,807
Structured Asset Investment Loan Trust
1.143% due 06/25/2035		3,435	3,378
1.428% due 10/25/2033		78	75
Structured Asset Securities Corp. Mortgage Loan Trust
1.957% due 04/25/2035		1,199	1,136
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045		5,505	5,541
Symphony CLO LP
1.729% due 01/09/2023		19,034	18,974
Symphony CLO Ltd.
0.883% due 07/18/2021		8,255	8,271
1.586% due 07/23/2023		6,500	6,481
Telos CLO Ltd.
2.318% due 04/17/2025		13,200	13,198
Theseus European CLO S.A.
0.102% due 08/27/2022	EUR	38	42
Venture CDO Ltd.
0.855% due 07/22/2021		$1,050	1,028
0.915% due 07/22/2021		5,808	5,707
Venture CLO Ltd.
1.609% due 11/14/2022		16,100	16,061
Vericrest Opportunity Loan Trust
3.375% due 10/25/2058		1,645	1,632
4.250% due 03/26/2046		7,233	7,300
Vibrant CLO Ltd.
1.973% due 07/17/2024		7,000	6,975
VOLT LLC
3.250% due 02/25/2055		7,069	7,032
4.000% due 05/25/2046		2,664	2,665
4.250% due 02/26/2046		8,201	8,220
4.250% due 03/26/2046		9,101	9,123
Voya CLO Ltd.
0.883% due 12/13/2020		487	488
1.928% due 10/15/2022		34,750	34,672
1.948% due 10/15/2022		40,700	40,637
Washington Mutual Asset-Backed Certificates Trust
0.513% due 10/25/2036		69	35
Westwood CDO Ltd.
0.858% due 04/25/2022		1,495	1,473
WG Horizons CLO
0.927% due 05/24/2019		13	13
Wood Street CLO BV
0.067% due 09/25/2022	EUR	1,998	2,212
0.237% due 11/22/2021		1,900	2,078

Total Asset-Backed Securities (Cost $1,363,872)			1,358,701

SOVEREIGN ISSUES 2.8%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$16,800	16,834
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (d)	BRL	200,000	60,171
Development Bank of Japan, Inc.
0.874% due 01/28/2020 (h)		$45,650	44,874
1.736% due 04/27/2017		10,000	10,053
Export-Import Bank of Korea
1.251% due 08/14/2017		9,720	9,708
1.380% due 01/14/2017		4,489	4,496
Japan Bank for International Cooperation
0.987% due 11/13/2018 (h)		32,600	32,279
Japan Finance Organization for Municipalities
1.304% due 05/22/2017 (h)		37,000	37,001
1.375% due 02/05/2018 (h)		9,000	9,012
1.500% due 09/12/2017		1,900	1,907
2.500% due 09/12/2018		4,714	4,826
2.500% due 09/12/2018 (h)		26,630	27,306
Korea Development Bank
1.260% due 01/22/2017		16,900	16,901
3.500% due 08/22/2017 (h)		18,259	18,737

3.875% due 05/04/2017 (h)		27,981	28,628
Korea Housing Finance Corp.
3.500% due 12/15/2016		3,700	3,741
Korea Land & Housing Corp.
1.875% due 08/02/2017		14,800	14,881
Tokyo Metropolitan Government
1.750% due 06/08/2017		8,500	8,575

Total Sovereign Issues (Cost $344,620)			349,930

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup Capital
7.008% due 10/30/2040		184,000	4,797

Total Preferred Securities (Cost $4,959)			4,797

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.1%
COMMERCIAL PAPER 4.3%
AutoNation, Inc.
1.300% due 07/05/2016		$50,000	49,994
1.300% due 07/20/2016		30,000	29,984
1.300% due 07/26/2016		35,000	34,976
Electricite de France S.A.
1.510% due 01/09/2017		135,000	134,085
Entergy Corp.
1.200% due 07/11/2016		20,000	19,995
1.200% due 07/15/2016		14,400	14,395
1.200% due 07/18/2016		24,000	23,990
1.200% due 08/03/2016		20,000	19,984
Kraft Food Group, Inc.
1.080% due 08/08/2016		5,400	5,394
Newell Rubbermaid, Inc.
1.200% due 08/25/2016		30,000	29,953
Schlumberger Holdings
0.960% due 07/07/2016		7,000	6,999
Sempra Energy Holdings
1.020% due 07/14/2016		15,000	14,996
Syngenta Wilmington, Inc.
1.700% due 07/12/2016		15,200	15,197
Thermo Fisher Scientific, Inc.
1.700% due 07/08/2016		100,000	99,978
Viacom, Inc.
1.220% due 07/21/2016		25,000	24,989

			524,909

REPURCHASE AGREEMENTS (g) 4.3%			530,494

SHORT-TERM NOTES 0.6%
Holmes Master Issuer PLC
1.042% due 04/15/2017		65,700	65,661
Kansas City Southern Co.
1.334% due 10/28/2016		7,415	7,406

			73,067

CZECH REPUBLIC TREASURY BILLS 0.1%
(0.234)% due 09/02/2016 - 09/30/2016 (c)(d)	CZK	427,000	17,521

JAPAN TREASURY BILLS 4.2%
(0.302)% due 07/11/2016 - 08/22/2016 (c)(d)	JPY	53,450,000	517,743

U.S. TREASURY BILLS 0.6%
0.185% due 07/21/2016 - 11/03/2016 (c)(d)(j)(l)		$69,983	69,961

Total Short-Term Instruments (Cost $1,728,099)			1,733,695

Total Investments in Securities (Cost $14,313,974)			14,321,640

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	190,018	1,878

Total Short-Term Instruments (Cost $1,878)		1,878

Total Investments in Affiliates (Cost $1,878)		1,878

Total Investments 116.7% (Cost $14,315,852)		$14,323,518
Financial Derivative Instruments (i)(k) (0.2)% (Cost or Premiums, net $(6,142))		(24,235)
Other Assets and Liabilities, net (16.5)%		(2,028,127)

Net Assets 100.0%		$12,271,156

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
NOM	0.450%	06/29/2016	07/05/2016	$510,000	U.S. Treasury Notes 1.375% due 05/31/2021	$(509,723)	$510,000	$510,013
SSB	0.010	06/30/2016	07/01/2016	20,494	U.S. Treasury Notes 1.000% due 05/15/2018	(20,904)	20,494	20,494

Total Repurchase Agreements						$(530,627)	$530,494	$530,507

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.500)%	04/21/2016	TBD	(2)	$(527)	$(527)
COM	0.780	04/07/2016	07/07/2016		(124,899)	(125,129)
NOM	0.650	06/29/2016	07/05/2016		(521,250)	(521,269)
SCX	0.780	04/04/2016	07/06/2016		(13,014)	(13,039)
	0.780	04/12/2016	07/08/2016		(33,096)	(33,153)
	0.780	04/14/2016	07/14/2016		(42,118)	(42,189)
	0.780	04/26/2016	07/06/2016		(14,455)	(14,476)
	0.780	05/23/2016	07/08/2016		(24,632)	(24,654)
	0.780	05/31/2016	07/08/2016		(37,171)	(37,196)
	0.780	06/01/2016	07/14/2016		(24,159)	(24,178)
	0.780	06/08/2016	07/06/2016		(7,772)	(7,776)
	0.780	06/24/2016	07/08/2016		(33,743)	(33,753)
	0.930	02/26/2016	07/26/2016		(121,227)	(121,622)
	0.930	03/02/2016	07/26/2016		(70,209)	(70,428)
	0.930	05/04/2016	07/26/2016		(26,325)	(26,365)
	0.930	05/09/2016	07/26/2016		(21,423)	(21,453)
	0.930	06/02/2016	07/26/2016		(5,754)	(5,761)
	0.930	06/07/2016	07/26/2016		(14,573)	(14,588)
	0.930	06/09/2016	07/26/2016		(4,840)	(4,845)

Total Reverse Repurchase Agreements						$(1,142,401)

(2)	Open maturity reverse repurchase agreement.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
GSC	0.900%	06/30/2016	07/01/2016	$(373,752)	$(373,762)

Total Sale-Buyback Transactions					$(373,762)

(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(775,808) at a weighted average interest rate of 0.809%.

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Notes	1.375	05/31/2021	$500,000	(503,596)	(509,723)

Total Short Sales				$(503,596)	$(509,723)

(4)	Payable for short sales includes $582 of accrued interest.

(h)	Securities with an aggregate market value of $1,536,799 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2017	8,366	$1,649	$0	$(116)
3-Month EURIBOR December Futures	Long	12/2018	6,639	1,512	0	0
90-Day Eurodollar December Futures	Short	12/2019	12,165	(8,584)	304	0
90-Day Eurodollar June Futures	Short	06/2018	17,550	191	0	(658)
90-Day Eurodollar March Futures	Short	03/2018	6,424	58	0	(241)
U.S. Treasury 5-Year Note September Futures	Short	09/2016	7,748	(16,534)	0	(599)

Total Futures Contracts				$(21,708)	$304	$(1,614)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR *	0.000%	06/21/2020	$8,613,000	$(844)	$(427)	$294	$0

Total Swap Agreements					$(844)	$(427)	$294	$0

*	This security has a forward starting effective date.

(j)	Securities with an aggregate market value of $37,962 and cash of $9,415 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	08/2016	AUD	470	$	339	$0	$(11)
BOA	07/2016		$225,965	EUR	205,050	1,589	0
	07/2016		88,123	GBP	66,233	50	0
	08/2016	EUR	205,050	$	226,207	0	(1,580)
	08/2016	GBP	66,233		88,146	0	(48)
	08/2016	JPY	1,700,000		16,117	0	(363)
	10/2016	DKK	132,723		20,388	517	0
BPS	07/2016	BRL	530,300		159,300	63	(5,848)
	07/2016	JPY	20,099,473		192,594	0	(2,110)
	07/2016		$147,101	BRL	530,300	17,983	0
	04/2017	DKK	428,400	$	65,336	696	0
BRC	07/2016	BRL	14,000		3,627	0	(731)
	07/2016		$4,362	BRL	14,000	0	(3)
	10/2016	BRL	200,000	$	50,819	0	(9,752)
CBK	07/2016		410,850		127,999	100	0
	07/2016	JPY	20,736,300		186,877	0	(13,930)
	07/2016		$113,881	BRL	410,850	14,018	0
	07/2016		133,735	EUR	117,626	0	(3,200)
	07/2016		2,555	JPY	261,473	0	(23)
	08/2016	CAD	1,879	$	1,450	0	(4)
	08/2016	EUR	38,155		42,582	196	0
	08/2016	JPY	261,473		2,557	23	0
	08/2016		$191,198	AUD	266,674	7,411	0
	08/2016		6,753	CAD	8,686	1	(30)
DUB	07/2016	BRL	338,000	$	102,350	0	(2,871)
	07/2016		$105,302	BRL	338,000	0	(82)
GLM	07/2016	BRL	272,750	$	84,974	66	0
	07/2016	EUR	125,884		139,539	0	(161)
	07/2016		$68,212	BRL	272,750	16,696	0
	07/2016		201,651	JPY	20,624,300	0	(1,929)
	08/2016	AUD	440,873	$	323,123	0	(5,223)
	08/2016		$103,914	AUD	144,203	3,483	0
	08/2016		123,254	CAD	160,591	1,064	0
HUS	07/2016	BRL	270,459	$	84,260	66	0
	07/2016		$74,690	BRL	270,459	9,505	0
	09/2016	CZK	151,227	$	6,304	86	0
	10/2016		$26,258	DKK	173,560	0	(273)
JPM	07/2016	BRL	787,359	$	195,628	0	(49,480)
	07/2016		$245,298	BRL	787,359	0	(191)
	07/2016		21,950	GBP	15,203	0	(1,711)
	08/2016	CAD	490,817	$	382,527	3,223	(650)
	08/2016	JPY	31,300,000		300,535	0	(3,014)
	08/2016		$6,051	AUD	8,244	89	0
MSB	07/2016	BRL	75,000	$	18,392	0	(4,955)
	07/2016	GBP	81,219		119,351	11,228	0
	07/2016		$23,366	BRL	75,000	0	(18)
	07/2016		6,378	EUR	5,699	0	(53)
	09/2016	CZK	188,416	$	7,631	0	(115)
NAB	07/2016		$262,499	EUR	237,234	771	0
	08/2016	EUR	237,234	$	262,791	0	(749)
SCX	07/2016		436,713		488,926	4,284	0
SOG	09/2016	CZK	88,202		3,691	69	0
UAG	07/2016	EUR	111,350		122,730	0	(841)
	07/2016		$123,275	EUR	108,338	0	(3,047)
	08/2016	JPY	500,000	$	4,822	0	(25)
	10/2016	DKK	40,837		6,273	159	0

Total Forward Foreign Currency Contracts						$93,436	$(113,021)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-26 5-Year Index	Sell	1.200%	09/21/2016	$391,400	$(638)	$(251)
GST	Put - OTC CDX.IG-26 5-Year Index	Sell	1.250	09/21/2016	390,700	(733)	(188)
JPM	Put - OTC CDX.IG-26 5-Year Index	Sell	1.200	09/21/2016	399,400	(669)	(256)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.250	09/21/2016	391,000	(733)	(188)

						$(2,773)	$(883)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC EUR versus USD	$1.087	08/03/2016	EUR	76,000	$(372)	$(372)
JPM	Put - OTC EUR versus USD	1.087	08/03/2016		142,000	(695)	(695)

						$(1,067)	$(1,067)

Total Written Options						$(3,840)	$(1,950)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BRC	Mexico Government International Bond	1.000%	09/20/2020	1.333%	$13,400	$(199)	$21	$0	$(178)
CBK	Mexico Government International Bond	1.000	09/20/2020	1.333	8,000	(119)	12	0	(107)
DUB	Mexico Government International Bond	1.000	12/20/2020	1.410	17,000	(775)	479	0	(296)
GST	Mexico Government International Bond	1.000	09/20/2020	1.333	32,800	(479)	42	0	(437)
HUS	Mexico Government International Bond	1.000	09/20/2020	1.333	25,000	(365)	32	0	(333)
JPM	Mexico Government International Bond	1.000	09/20/2020	1.333	25,000	(365)	32	0	(333)

						$(2,302)	$618	$0	$(1,684)

Total Swap Agreements						$(2,302)	$618	$0	$(1,684)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(l)	Securities with an aggregate market value of $61,439 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$181,306	$0	$181,306
Corporate Bonds & Notes
Banking & Finance	7,994	4,265,911	0	4,273,905
Industrials	48,800	2,916,013	0	2,964,813
Utilities	0	1,383,423	0	1,383,423
Municipal Bonds & Notes
Arkansas	0	4,322	0	4,322
California	0	67,053	0	67,053
North Carolina	0	3,782	0	3,782
U.S. Government Agencies	0	266,661	10,632	277,293
U.S. Treasury Obligations	0	1,033,350	0	1,033,350
Non-Agency Mortgage-Backed Securities	0	680,754	4,516	685,270
Asset-Backed Securities	26,000	1,332,701	0	1,358,701
Sovereign Issues	0	349,930	0	349,930
Preferred Securities
Banking & Finance	4,797	0	0	4,797
Short-Term Instruments
Commercial Paper	0	524,909	0	524,909
Repurchase Agreements	0	530,494	0	530,494
Short-Term Notes	0	73,067	0	73,067
Czech Republic Treasury Bills	0	17,521	0	17,521
Japan Treasury Bills	0	517,743	0	517,743
U.S. Treasury Bills	0	69,961	0	69,961
	$87,591	$14,218,901	$15,148	$14,321,640

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,878	$0	$0	$1,878

Total Investments	$89,469	$14,218,901	$15,148	$14,323,518

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(509,723)	$0	$(509,723)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	304	294	0	598
Over the counter	0	93,436	0	93,436
	$304	$93,730	$0	$94,034

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,614)	0	0	(1,614)
Over the counter	0	(116,655)	0	(116,655)

	$(1,614)	$(116,655)	$0	$(118,269)

Totals	$88,159	$13,686,253	$15,148	$13,789,560

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Absolute Return Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 74.6%
BANK LOAN OBLIGATIONS 0.3%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$1,097	$1,099
Charter Communications Operating LLC
3.500% due 01/24/2023		898	899
Community Health Systems, Inc.
3.924% due 12/31/2018		350	347
FCA US LLC
3.500% due 05/24/2017		1,038	1,039

Total Bank Loan Obligations (Cost $3,369)			3,384

CORPORATE BONDS & NOTES 13.2%
BANKING & FINANCE 10.8%
ABN AMRO Bank NV
4.750% due 07/28/2025		300	313
Ally Financial, Inc.
6.250% due 12/01/2017		700	735
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		2,039	2,173
Banca Carige SpA
3.875% due 10/24/2018	EUR	4,600	5,467
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)		1,000	959
9.000% due 05/09/2018 (e)		$200	200
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	2,026
Banco Espirito Santo S.A.
4.750% due 01/15/2018 ^	EUR	300	92
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)		2,400	2,647
Bank of America Corp.
0.956% due 08/15/2016		$100	100
1.272% due 08/25/2017		5,500	5,507
2.650% due 04/01/2019		11,900	12,209
5.750% due 12/01/2017		1,200	1,271
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	8,200	13,263
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	800	790
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$1,400	1,488
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		400	392
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,900	2,134
Citigroup, Inc.
5.950% due 05/15/2025 (e)		$1,200	1,174
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	8,000	10,411
Credit Agricole S.A.
1.201% due 06/12/2017		$8,600	8,603
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		600	608
3.157% due 08/04/2020		1,500	1,557
General Motors Financial Co., Inc.
2.400% due 04/10/2018		10,300	10,385
4.750% due 08/15/2017		1,600	1,651
HSBC Holdings PLC
3.400% due 03/08/2021		700	722
4.300% due 03/08/2026		600	637
HSBC USA, Inc.
1.402% due 08/07/2018		900	896
International Lease Finance Corp.
6.750% due 09/01/2016		2,300	2,312
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,100	968
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		3,100	3,275
LeasePlan Corp. NV
3.000% due 10/23/2017		1,300	1,310
Morgan Stanley
1.918% due 04/25/2018		6,000	6,060
MUFG Union Bank N.A.
1.033% due 05/05/2017		3,400	3,400

National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	222
Novo Banco S.A.
5.000% due 04/23/2019		6,700	5,432
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$500	523
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		700	752
SL Green Realty Corp.
4.500% due 12/01/2022		3,100	3,236
Swedbank Hypotek AB
1.375% due 03/28/2018		8,500	8,544
UBS AG
5.125% due 05/15/2024		5,200	5,310
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		400	407
4.125% due 09/24/2025		500	520
Wells Fargo & Co.
2.600% due 07/22/2020		200	206

			130,887

INDUSTRIALS 1.6%
AbbVie, Inc.
1.800% due 05/14/2018		600	605
2.500% due 05/14/2020		300	307
3.200% due 11/06/2022		100	104
3.600% due 05/14/2025		200	210
4.500% due 05/14/2035		200	209
4.700% due 05/14/2045		100	106
Actavis Funding SCS
1.911% due 03/12/2020		1,200	1,204
3.800% due 03/15/2025		1,200	1,251
Altice Financing S.A.
6.625% due 02/15/2023		2,800	2,760
Altice Luxembourg S.A.
7.625% due 02/15/2025 (g)		1,200	1,176
Charter Communications Operating LLC
4.464% due 07/23/2022		400	431
4.908% due 07/23/2025		800	874
6.384% due 10/23/2035		200	238
6.484% due 10/23/2045		300	360
6.834% due 10/23/2055		100	120
CVS Health Corp.
3.500% due 07/20/2022		100	108
3.875% due 07/20/2025		797	879
HCA, Inc.
3.750% due 03/15/2019		5,100	5,291
Kraft Heinz Foods Co.
1.600% due 06/30/2017		300	301
2.000% due 07/02/2018		300	304
3.500% due 07/15/2022		100	106
3.950% due 07/15/2025		100	109
5.000% due 07/15/2035		100	115
5.200% due 07/15/2045		100	119
QUALCOMM, Inc.
4.800% due 05/20/2045		300	313
Rohm & Haas Co.
6.000% due 09/15/2017		115	121
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		1,700	1,756

			19,477

UTILITIES 0.8%
AT&T, Inc.
4.500% due 05/15/2035		100	103
Petrobras Global Finance BV
2.768% due 01/15/2019		400	362
3.250% due 04/01/2019	EUR	500	519
3.536% due 03/17/2020		$800	708
4.375% due 05/20/2023		300	244
4.875% due 03/17/2020		100	94
5.375% due 01/27/2021		100	93
5.750% due 01/20/2020		300	290
6.250% due 12/14/2026	GBP	600	642
6.850% due 06/05/2115		$1,600	1,224
8.375% due 05/23/2021		2,100	2,172

Verizon Communications, Inc.
2.406% due 09/14/2018	3,400	3,486

		9,937

Total Corporate Bonds & Notes (Cost $164,004)		160,301

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	160
6.918% due 04/01/2040	1,100	1,605
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	135
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	500	562

		2,462

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	300	388
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	500	528
7.750% due 01/01/2042	800	813
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	255

		1,984

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	577

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	155

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,513

NEW YORK 0.1%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	115
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,298

		1,413

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	225

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,618

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	520	496

Total Municipal Bonds & Notes (Cost $8,040)		10,443

U.S. GOVERNMENT AGENCIES 4.7%
Fannie Mae
0.513% due 12/25/2036	40	39
0.803% due 07/25/2037 - 03/25/2044	228	229
0.833% due 07/25/2037	94	94
0.853% due 09/25/2035	157	157
0.863% due 09/25/2035	277	277
1.173% due 06/25/2037	397	400
1.183% due 06/25/2040	603	610
1.203% due 01/25/2040	1,036	1,051
1.610% due 07/01/2044	23	23
2.310% due 08/01/2022	100	104
2.412% due 08/01/2033	21	23
2.455% due 09/01/2033	52	56
2.557% due 05/25/2035	17	18
2.779% due 01/01/2036	54	57
2.960% due 05/01/2022	3,946	4,219

3.032% due 05/01/2036	2	2
3.155% due 05/01/2022	1,049	1,129
3.188% due 06/01/2033	170	178
3.750% due 07/25/2042	4,829	5,484
4.323% due 12/01/2036	12	13
4.513% due 07/01/2019	829	897
4.650% due 09/01/2034	8	9
5.000% due 04/25/2033 - 04/01/2038	36	40
5.500% due 03/01/2034 - 07/01/2035	158	180
6.000% due 08/01/2036 - 02/01/2038	209	240
6.500% due 10/01/2035 - 10/01/2036	195	224
Fannie Mae, TBA
3.000% due 08/01/2046	100	104
4.500% due 08/01/2046	10,000	10,910
5.000% due 07/01/2046	5,000	5,555
5.500% due 07/01/2046	4,000	4,497
FDIC Structured Sale Guaranteed Notes
0.935% due 11/29/2037	329	328
Freddie Mac
1.012% due 06/15/2041	178	180
1.142% due 08/15/2037	228	230
1.152% due 10/15/2037	47	48
1.162% due 05/15/2037 - 09/15/2037	265	268
1.610% due 02/25/2045	23	24
2.375% due 02/01/2024	4	4
2.960% due 03/01/2034	113	120
4.500% due 03/01/2029	78	85
5.500% due 08/15/2030 - 07/01/2038	62	69
Freddie Mac, TBA
5.000% due 07/01/2046	1,000	1,103
Ginnie Mae
2.000% due 03/20/2027	1	1
5.000% due 04/15/2036 - 09/15/2039	2,995	3,361
8.000% due 02/15/2030	1	1
Ginnie Mae, TBA
3.500% due 07/01/2046	10,000	10,619
4.000% due 07/01/2046	3,000	3,224
Small Business Administration
5.520% due 06/01/2024	148	163

Total U.S. Government Agencies (Cost $55,439)		56,647

U.S. TREASURY OBLIGATIONS 29.2%
U.S. Treasury Bonds
2.500% due 02/15/2046	14,400	15,008
2.875% due 08/15/2045 (k)	11,400	12,805
3.000% due 11/15/2044	1,550	1,784
3.125% due 08/15/2044	8,000	9,425
3.750% due 11/15/2043 (g)	8,500	11,226
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)	7,821	7,982
0.125% due 07/15/2022 (i)	40,675	41,637
0.125% due 07/15/2024 (i)	3,828	3,872
0.250% due 01/15/2025	35,098	35,673
0.375% due 07/15/2023 (i)	11,945	12,368
0.750% due 02/15/2045	6,705	6,754
1.125% due 01/15/2021 (i)	984	1,054
1.750% due 01/15/2028	4,568	5,348
2.000% due 01/15/2026 (i)	3,375	3,976
2.375% due 01/15/2027	15,302	18,808
2.500% due 01/15/2029	4,011	5,091
3.625% due 04/15/2028	148	205
U.S. Treasury Notes
1.875% due 08/31/2022	66,400	69,044
2.000% due 07/31/2022 (i)(k)	26,200	27,444
2.000% due 08/15/2025 (i)(k)	18,150	18,987
2.125% due 09/30/2021 (i)(k)	2,200	2,320
2.125% due 05/15/2025 (i)	26,300	27,797
2.375% due 08/15/2024 (i)(k)	14,000	15,078

Total U.S. Treasury Obligations (Cost $339,014)		353,686

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%
American Home Mortgage Investment Trust
2.978% due 02/25/2045	79	80
Banc of America Funding Trust
2.926% due 05/25/2035	88	90
3.017% due 01/20/2047 ^	145	123
BCRR Trust
5.858% due 07/17/2040	333	334
Bear Stearns Adjustable Rate Mortgage Trust
2.797% due 04/25/2033	1	1
2.875% due 01/25/2034	2	1
2.937% due 01/25/2034	46	46
Bear Stearns ALT-A Trust
0.793% due 08/25/2036 ^	2,943	2,491

2.902% due 09/25/2035		88	74
2.913% due 05/25/2035		393	379
ChaseFlex Trust
0.753% due 07/25/2037		767	568
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018		11	11
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035		33	33
Countrywide Alternative Loan Trust
0.573% due 06/25/2036		4,401	3,334
0.633% due 05/25/2047		363	291
0.658% due 03/20/2046		6,430	4,769
1.997% due 08/25/2035		11,740	9,712
6.000% due 10/25/2033		16	16
6.000% due 12/25/2034		7,127	7,114
6.000% due 12/25/2035 ^		5,885	5,406
Countrywide Home Loan Mortgage Pass-Through Trust
2.592% due 02/20/2036 ^		58	51
2.823% due 02/20/2035		260	260
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		74	75
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 03/25/2037 ^		1,462	1,425
First Horizon Mortgage Pass-Through Trust
2.929% due 08/25/2035		94	83
Grifonas Finance PLC
0.152% due 08/28/2039	EUR	260	207
GSMPS Mortgage Loan Trust
0.803% due 01/25/2036		$3,093	2,549
GSR Mortgage Loan Trust
2.678% due 06/25/2034		68	66
2.890% due 11/25/2035 ^		295	268
2.893% due 11/25/2035		94	90
6.000% due 03/25/2037 ^		47	45
HarborView Mortgage Loan Trust
0.668% due 05/19/2035		2,051	1,706
Impac CMB Trust
1.453% due 07/25/2033		28	26
IndyMac Mortgage Loan Trust
0.643% due 09/25/2046		462	381
1.073% due 06/25/2034		448	421
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		1,167	1,185
5.439% due 01/15/2049		4,000	4,072
JPMorgan Mortgage Trust
2.747% due 11/25/2035		207	196
2.827% due 07/25/2035		1,496	1,495
3.022% due 08/25/2034		1,151	1,156
5.750% due 01/25/2036 ^		49	42
LB Commercial Mortgage Trust
6.073% due 07/15/2044		4,329	4,485
Leek Finance PLC
0.864% due 12/21/2038		1,295	1,367
Merrill Lynch Mortgage Investors Trust
0.663% due 02/25/2036		101	92
0.703% due 11/25/2035		56	51
2.478% due 12/25/2032		2	2
2.650% due 02/25/2035		1,381	1,380
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	203
Morgan Stanley Capital Trust
5.439% due 02/12/2044		184	184
5.610% due 04/15/2049		42	43
Prime Mortgage Trust
0.853% due 02/25/2034		13	12
Residential Accredit Loans, Inc. Trust
0.623% due 01/25/2037		3,719	2,889
0.638% due 08/25/2036		1,084	866
5.500% due 01/25/2035 ^		1,560	1,559
Structured Adjustable Rate Mortgage Loan Trust
2.826% due 08/25/2035		87	81
Structured Asset Mortgage Investments Trust
0.698% due 07/19/2035		465	450
Thornburg Mortgage Securities Trust
2.489% due 06/25/2047 ^		727	651
WaMu Mortgage Pass-Through Certificates Trust
0.743% due 10/25/2045		43	40
0.823% due 05/25/2034		2,931	2,502
1.437% due 02/25/2046		169	154
1.637% due 11/25/2042		23	21
1.800% due 08/25/2042		15	14
1.940% due 02/27/2034		45	44
2.496% due 07/25/2037		14,557	13,114
Washington Mutual Mortgage Pass-Through Certificates Trust
1.267% due 11/25/2046		12,776	9,213

Wells Fargo Mortgage-Backed Securities Trust
2.841% due 01/25/2035		121	122
2.855% due 03/25/2036		152	150
2.989% due 07/25/2036 ^		1,061	1,018

Total Non-Agency Mortgage-Backed Securities (Cost $91,430)			91,379

ASSET-BACKED SECURITIES 10.9%
ACE Securities Corp. Home Equity Loan Trust
0.583% due 12/25/2036		7,424	4,664
Amortizing Residential Collateral Trust
1.033% due 07/25/2032		18	17
Argent Securities Trust
0.723% due 05/25/2036		7,229	2,514
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.833% due 02/25/2036		1,845	1,273
Asset-Backed Securities Corp. Home Equity Loan Trust
1.413% due 07/25/2035		300	276
Bear Stearns Asset-Backed Securities Trust
1.403% due 10/25/2037		3,225	2,637
2.115% due 10/25/2036		425	299
Citigroup Mortgage Loan Trust, Inc.
0.593% due 05/25/2037		41	41
0.713% due 03/25/2037		2,074	1,596
Countrywide Asset-Backed Certificates
0.583% due 12/25/2036 ^		3,018	2,733
0.593% due 02/25/2037		442	427
0.593% due 05/25/2037		5,726	4,484
0.593% due 07/25/2037 ^		9,959	8,291
0.593% due 06/25/2047 ^		1,630	1,173
0.603% due 04/25/2047		606	496
0.693% due 12/25/2031 ^		40	30
5.329% due 04/25/2047 ^		342	331
Countrywide Asset-Backed Certificates Trust
0.603% due 02/25/2037		666	639
0.613% due 03/25/2037		730	663
0.803% due 05/25/2036		4,599	4,441
Credit Suisse First Boston Mortgage Securities Corp.
1.073% due 01/25/2032		9	8
Credit-Based Asset Servicing and Securitization LLC
0.703% due 07/25/2036		2,000	1,439
Fremont Home Loan Trust
0.513% due 01/25/2037		10	5
Hillmark Funding Ltd.
0.904% due 05/21/2021		378	373
HSI Asset Securitization Corp. Trust
0.603% due 12/25/2036		12,000	7,661
JPMorgan Mortgage Acquisition Trust
0.588% due 07/25/2036		2,075	1,452
0.663% due 03/25/2037		5,048	4,649
LCM LP
1.581% due 04/15/2022		4,699	4,690
Long Beach Mortgage Loan Trust
0.833% due 08/25/2045		9,443	8,815
1.013% due 10/25/2034		12	12
MASTR Asset-Backed Securities Trust
0.553% due 11/25/2036		13,815	8,640
Morgan Stanley ABS Capital, Inc. Trust
0.583% due 02/25/2037		4,831	3,424
0.603% due 06/25/2036		2,786	1,789
0.633% due 02/25/2037		1,929	873
0.668% due 03/25/2037		12,733	5,839
0.683% due 09/25/2036		1,121	596
RAAC Trust
0.933% due 03/25/2037		1,421	1,380
Residential Asset Securities Corp. Trust
0.893% due 12/25/2035		10,019	7,387
0.923% due 11/25/2035		13,000	9,623
Securitized Asset-Backed Receivables LLC Trust
0.543% due 05/25/2037		18,155	10,714
0.703% due 05/25/2036		4,018	2,326
SLM Private Education Loan Trust
3.692% due 05/16/2044		167	171
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	629	672
SpringCastle America Funding LLC
2.700% due 05/25/2023		$2,769	2,779
Structured Asset Investment Loan Trust
0.603% due 09/25/2036		2,537	2,089
Structured Asset Securities Corp. Mortgage Loan Trust
0.773% due 05/25/2037		1,148	1,058
0.793% due 02/25/2036		2,618	2,378
1.103% due 04/25/2031		4,830	3,882

Wood Street CLO BV
0.107% due 11/22/2021	EUR	24	27

Total Asset-Backed Securities (Cost $131,504)			131,776

SOVEREIGN ISSUES 6.6%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		600	662
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	175,300	52,740
0.000% due 01/01/2017 (b)		3,290	959
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$8,000	8,847
Export-Import Bank of Korea
4.000% due 01/29/2021		2,200	2,404
Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2026	EUR	4,200	6,015
Province of Ontario
1.100% due 10/25/2017		$300	301
1.650% due 09/27/2019		900	913
5.500% due 06/02/2018	CAD	100	84
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,779
Republic of Greece Government International Bond
3.000% due 02/24/2036	EUR	1,200	822
3.800% due 08/08/2017	JPY	230,000	2,107
4.750% due 04/17/2019	EUR	2,300	2,315
Slovenia Government International Bond
4.750% due 05/10/2018		$400	421

Total Sovereign Issues (Cost $72,060)			80,369

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		40,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup Capital
7.008% due 10/30/2040		65,000	1,694

Total Preferred Securities (Cost $1,730)			1,694

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (f) 1.1%			13,303

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.0%
Kansas City Southern Co.
1.334% due 10/28/2016		$600	599

U.S. TREASURY BILLS 0.1%
0.161% due 07/21/2016 (b)(c)(k)		752	752

Total Short-Term Instruments (Cost $14,655)			14,654

Total Investments in Securities (Cost $881,245)			904,333

	SHARES
INVESTMENTS IN AFFILIATES 28.9%
SHORT-TERM INSTRUMENTS 28.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.9%
PIMCO Short-Term Floating NAV Portfolio III	35,449,292	350,381

Total Short-Term Instruments (Cost $350,252)		350,381

Total Investments in Affiliates (Cost $350,252)		350,381

Total Investments 103.5% (Cost $1,231,497)		$1,254,714
Financial Derivative Instruments (h)(j) 2.8% (Cost or Premiums, net $13,343)		33,458
Other Assets and Liabilities, net (6.3)%		(76,204)

Net Assets 100.0%		$1,211,968

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.200%	06/30/2016	07/01/2016	$12,442	U.S. Treasury Bonds 4.500% due 02/15/2036	$(12,391)	$12,442	$12,442
SSB	0.010	06/30/2016	07/01/2016	861	U.S. Treasury Notes 1.000% due 05/15/2018	(882)	861	861

Total Repurchase Agreements						$(13,273)	$13,303	$13,303

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.700%	06/30/2016	07/01/2016		$(11,326)	$(11,326)
CFR	(1.000)	06/07/2016	TBD	(2)	(1,197)	(1,196)

Total Reverse Repurchase Agreements						$(12,522)

(2)	Open maturity reverse repurchase agreement.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
NOM	0.550%	07/01/2016	10/03/2016	$(11,332)	$(11,349)

Total Sale-Buyback Transactions					$(11,349)

(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(5,277) at a weighted average interest rate of 0.300%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	3.500%	07/01/2046	$18,700	$(13,276)	$(13,399)
Fannie Mae, TBA	4.000	07/01/2046	2,800	(2,987)	(3,002)
U.S. Treasury Bonds	4.500	02/15/2036	8,500	(12,207)	(12,297)

Total Short Sales				$(28,470)	$(28,698)

(4)	Payable for short sales includes $51 of accrued interest.

(g)	Securities with an aggregate market value of $23,628 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$112.250	08/26/2016	2,736	$24	$3

Total Purchased Options				$24	$3

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,625	$(731)	$0	$(61)
90-Day Eurodollar September Futures	Short	09/2016	5	(1)	0	0
Australia Government 10-Year Bond September Futures	Long	09/2016	17	20	3	(3)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	148	74	21	(3)
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	148	(21)	8	(11)
Call Options Strike @ EUR 169.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	148	24	12	0
E-mini S&P 500 Index September Futures	Long	09/2016	2,517	409	3,067	0
Euro-Bobl September Futures	Long	09/2016	337	529	11	(11)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	539	(556)	0	(435)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	156	717	45	0
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	148	82	3	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	148	141	13	0
Put Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	148	(196)	0	(25)
U.S. Treasury 2-Year Note September Futures	Long	09/2016	181	276	25	0
U.S. Treasury 5-Year Note September Futures	Long	09/2016	3,476	7,195	272	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	3,064	10,800	0	(239)
U.S. Treasury 30-Year Bond September Futures	Short	09/2016	17	(164)	11	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2016	32	406	0	(29)
United Kingdom Long Gilt September Futures	Short	09/2016	98	(778)	0	(63)

Total Futures Contracts				$18,226	$3,491	$(880)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$36,200	$320	$(189)	$49	$0
CDX.IG-24 5-Year Index	1.000	06/20/2020	22,400	209	(151)	34	0

				$529	$(340)	$83	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018		$453,800	$1,639	$1,504	$90	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		730,600	(17,713)	(14,398)	0	(249)
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		24,600	(501)	13	7	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		446,500	(31,953)	(24,034)	265	0
Pay	3-Month USD-LIBOR	2.000	06/15/2023		41,100	2,309	1,057	0	(35)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		31,900	(2,728)	(2,277)	62	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		14,900	(1,214)	(1,268)	33	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		106,500	(2,794)	(429)	257	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		11,600	40	40	24	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		66,200	(13,977)	(11,398)	735	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		28,300	(4,294)	(1,918)	311	0
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		8,200	(584)	(32)	95	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	60,700	2,444	1,563	159	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		1,600	(205)	(157)	0	(10)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,300	(306)	(212)	0	(9)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		15,900	(1,663)	(1,044)	0	(22)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		14,500	(898)	(998)	0	(27)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		4,100	(749)	(679)	0	(29)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	3,290,000	(1,145)	(751)	15	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	1,400	0	(3)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		114,400	11	(107)	0	(6)
Pay	28-Day MXN-TIIE	5.500	09/13/2017		20,000	8	(29)	0	(1)
Pay	28-Day MXN-TIIE	5.615	05/21/2021		11,500	3	3	1	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		80,000	17	42	13	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		33,600	7	17	6	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022		29,600	7	4	7	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		1,400	0	0	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		1,400	1	(2)	0	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		24,400	7	(14)	9	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		20,800	(5)	(7)	9	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		21,700	27	43	21	0

						$(74,209)	$(55,471)	$2,119	$(388)

Total Swap Agreements						$(73,680)	$(55,811)	$2,202	$(388)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $54,880 and cash of $4,178 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	15,369		$22,535	$2,075	$0
	07/2016		$47,465	EUR	43,072	334	0
	07/2016		20,652	GBP	15,522	12	0
	08/2016	CNH	28,703		$4,232	0	(68)
	08/2016	EUR	43,072		47,516	0	(332)
	08/2016	GBP	15,522		20,657	0	(11)
	08/2016		$6,710	CNH	44,234	0	(84)
BPS	07/2016	BRL	9,831		$2,885	0	(176)
	07/2016	JPY	3,492,552		31,699	0	(2,123)
	07/2016		$3,063	BRL	9,831	0	(2)
	08/2016	BRL	5,196		$1,552	0	(52)
	08/2016	CNH	43,672		6,600	58	0
	08/2016	JPY	36,400		355	2	0
	08/2016		$2,862	BRL	9,831	172	0
	08/2016		3,313	CNH	21,733	0	(57)
	10/2016	BRL	7,000		$1,665	0	(455)
BRC	10/2016		$5,893	CNH	39,842	58	0
CBK	07/2016	BRL	23,249		$6,046	0	(1,191)
	07/2016	EUR	1,390		1,564	21	0
	07/2016	JPY	40,300		377	0	(13)
	07/2016		$7,243	BRL	23,249	0	(6)
	08/2016	EUR	3,247		$3,604	0	(3)
	08/2016	MXN	4,817		258	0	(4)
	08/2016		$129	MXN	2,369	0	0
	10/2016	BRL	51,240		$12,541	0	(2,977)
DUB	10/2016		$3,266	CNH	22,054	28	0
	01/2017	BRL	3,290		$780	0	(190)
GLM	07/2016		60,582		16,906	0	(1,954)
	07/2016	EUR	42,922		47,909	282	(5)
	07/2016		$18,874	BRL	60,582	0	(15)
	10/2016	BRL	13,400		$3,287	0	(771)
HUS	08/2016	CNH	65,668		9,927	90	0
	08/2016	HKD	1,209		156	0	0
	08/2016		$22,572	CNH	148,379	0	(346)
	10/2016		26,449		173,040	20	(623)
	01/2021	BRL	1,770		$273	0	(128)
JPM	07/2016		93,662		29,180	23	0
	07/2016	GBP	2,176		2,887	2	(12)
	07/2016		$25,727	BRL	93,662	3,430	0
	07/2016		1,392	EUR	1,240	0	(16)
	07/2016		1,401	GBP	988	0	(86)
	08/2016	SGD	26,369		$19,186	0	(381)
	08/2016		$1,128	BRL	3,853	61	0
	08/2016		7,850	MXN	142,906	19	(90)
	10/2016	BRL	71,750		$16,898	0	(4,832)
	10/2016		$3,254	CNH	21,997	31	0
MSB	07/2016	BRL	26,100		$7,725	0	(400)
	07/2016	GBP	637		920	72	0
	07/2016		$7,741	BRL	26,100	384	0
	08/2016		7,663		26,100	391	0
	10/2016	BRL	31,910		$8,826	0	(838)
NAB	07/2016	EUR	8,443		11,454	2,076	0
	07/2016		$9,281	EUR	8,443	97	0
SCX	07/2016		34,670	JPY	3,532,852	0	(458)
	08/2016	CNH	32,097		$4,850	42	0
	08/2016	JPY	3,532,852		34,706	466	0
	08/2016	SGD	7,071		5,139	0	(108)
	08/2016		$2,152	CNH	14,173	0	(29)
	10/2016	CNH	468,799		$71,583	1,563	0
	10/2016		$2,506	CNH	16,938	24	0
	02/2017	CNH	107,844		$15,575	0	(437)
SOG	08/2016		11,240		1,700	16	0
	08/2016		$882	CNH	5,781	0	(16)
	08/2016	ZAR	1,447		$94	0	(4)
	10/2016		$3,728	CNH	25,171	32	0
UAG	07/2016		1,821	EUR	1,652	12	0
	07/2016		1,132	GBP	815	0	(47)
	08/2016	CNH	9,406		$1,423	14	0
	01/2017		28,703		4,178	0	(92)
	02/2017		$2,678	CNH	17,761	0	(41)

Total Forward Foreign Currency Contracts						$11,907	$(19,473)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$300	$12	$28
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		33,114	353	97
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	9,300	364	90
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$6,600	277	754

							$1,006	$969

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$2,800	$274	$375
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	2,800	274	186
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018	5,300	490	709
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	5,300	541	352
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019	10,800	1,237	1,673
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019	10,800	1,237	946
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016	82,000	29	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	60,200	115	88
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	11,600	590	340
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	71,200	242	407
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	23,100	1,195	676
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	82,100	295	469
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	10,800	296	0
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018	5,500	551	737
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018	5,500	551	386
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018	19,300	1,788	2,602
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018	19,300	2,068	1,347
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018	27,900	2,767	3,932
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018	27,900	2,767	1,855
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	15,400	740	454
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019	19,800	2,281	3,230
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019	19,800	2,281	1,686
							$22,609	$22,450

Total Purchased Options							$23,615	$23,419

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$10,400	$(570)	$(104)
	Call - OTC USD versus RUB		108.000	02/22/2017		300	(12)	(1)
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		66,228	(313)	(102)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		2,540	(327)	(49)
	Put - OTC USD versus BRL		5.000	10/19/2017		2,540	(378)	(999)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	5,494	(213)	(54)
	Call - OTC EUR versus MXN		22.650	03/21/2017		5,494	(191)	(143)
	Put - OTC EUR versus USD		$1.090	07/14/2016		16,570	(105)	(36)
	Call - OTC EUR versus USD		1.150	07/14/2016		16,570	(104)	(5)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		$7,640	(968)	(148)
	Put - OTC USD versus BRL		5.000	10/19/2017		7,640	(1,153)	(3,004)
	Call - OTC USD versus BRL		6.300	01/11/2018		2,922	(156)	(34)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	9,300	(297)	(41)
	Put - OTC EUR versus MXN		18.900	03/21/2017		8,184	(332)	(81)
	Call - OTC EUR versus MXN		22.650	03/21/2017		8,184	(268)	(213)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016		5,200	(340)	(89)
SOG	Call - OTC EUR versus RUB		85.000	12/02/2016		5,000	(355)	(85)
	Call - OTC USD versus RUB		110.000	02/24/2017		$6,600	(285)	(24)

							$(6,367)	$(5,212)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000)%[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,100	$(10)	$0
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000)%[10] - (Final Index/Initial Index)] or 0	09/29/2020	400	(5)	0

						$(15)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$57,800	$(601)	$(309)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	12,800	(115)	(230)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	115,400	(1,229)	(616)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	3,400	(57)	(95)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	11,600	(186)	(329)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	5,800	(100)	(162)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	11,500	(195)	(326)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	10,800	(298)	(1,030)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	77,100	(816)	(437)

							$(3,597)	$(3,534)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$377	$0	$0

Total Written Options					$(9,979)	$(8,746)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Korea Government International Bond	1.000%	09/20/2022	0.673%		$700	$10	$4	$14	$0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	1,500	(11)	17	6	0
BPS	Korea Government International Bond	1.000	09/20/2022	0.673		$300	5	1	6	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	600	(8)	10	2	0
DUB	Export-Import Bank of China	1.000	06/20/2017	0.436		$100	(4)	5	1	0
	Spain Government International Bond	1.000	06/20/2019	0.734		7,500	0	61	61	0
FBF	Dell, Inc.	1.000	12/20/2019	2.941		5,000	(244)	(73)	0	(317)
GST	Spain Government International Bond	1.000	06/20/2019	0.734		3,400	2	25	27	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	500	(7)	9	2	0
JPM	Spain Government International Bond	1.000	06/20/2019	0.734		$4,000	(2)	34	32	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	100	(1)	1	0	0
MYC	Korea Government International Bond	1.000	09/20/2022	0.673		$100	1	1	2	0
	Spain Government International Bond	1.000	06/20/2019	0.734		1,500	3	9	12	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	200	(2)	3	1	0

							$(258)	$107	$166	$(317)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$751	$(153)	$14	$0	$(139)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	80	(7)	73	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	700	94	(8)	86	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	386	0	3	3	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	675	0	5	5	0

					$21	$7	$167	$(139)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	9,200	$(11)	$(130)	$0	$(141)
BPS	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020		9,200	(2)	(134)	0	(136)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	220	0	25	25	0
	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		1,910	(3)	139	136	0
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	10,900	(3)	(291)	0	(294)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	2,193	(3)	160	157	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		100	1	10	11	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		3,460	0	228	228	0
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	15,900	(52)	(221)	0	(273)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		21,400	(2)	(265)	0	(267)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		31,800	(3)	(858)	0	(861)
	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	500	(1)	1	0	0
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	420	1	29	30	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		1,370	(2)	100	98	0

							$(80)	$(1,207)	$685	$(1,972)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	15,112	3-Month USD-LIBOR less a specified spread	03/09/2017	$53,806	$0	$6,122	$6,122	$0
	Receive	S&P 500 Total Return Index	70,954	3-Month USD-LIBOR plus a specified spread	05/11/2017	275,878	0	5,368	5,368	0
	Receive	S&P 500 Total Return Index	100,838	3-Month USD-LIBOR plus a specified spread	06/21/2017	399,112	0	810	810	0
	Receive	S&P 500 Total Return Index	14,578	3-Month USD-LIBOR plus a specified spread	09/07/2017	54,229	0	3,593	3,593	0
JPM	Receive	S&P 500 Total Return Index	37,293	3-Month USD-LIBOR less a specified spread	04/06/2017	140,502	0	7,440	7,440	0

								$23,333	$23,333	$0

Total Swap Agreements							$(317)	$22,240	$24,351	$(2,428)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $14,061 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,384	$0	$3,384
Corporate Bonds & Notes
Banking & Finance	0	130,887	0	130,887
Industrials	0	19,477	0	19,477
Utilities	0	9,937	0	9,937
Municipal Bonds & Notes
California	0	2,462	0	2,462
Illinois	0	1,984	0	1,984
Iowa	0	577	0	577
Nevada	0	155	0	155
New Jersey	0	1,513	0	1,513
New York	0	1,413	0	1,413
North Carolina	0	225	0	225
Ohio	0	1,618	0	1,618
West Virginia	0	496	0	496
U.S. Government Agencies	0	56,647	0	56,647
U.S. Treasury Obligations	0	353,686	0	353,686
Non-Agency Mortgage-Backed Securities	0	91,379	0	91,379
Asset-Backed Securities	0	131,776	0	131,776
Sovereign Issues	0	80,369	0	80,369
Preferred Securities
Banking & Finance	1,694	0	0	1,694
Short-Term Instruments
Repurchase Agreements	0	13,303	0	13,303
Short-Term Notes	0	599	0	599
U.S. Treasury Bills	0	752	0	752
	$1,694	$902,639	$0	$904,333

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$350,381	$0	$0	$350,381

Total Investments	$352,075	$902,639	$0	$1,254,714

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(16,401)	0	(16,401)
U.S. Treasury Obligations	0	(12,297)	0	(12,297)
	$0	$(28,698)	$0	$(28,698)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,491	2,205	0	5,696
Over the counter	0	59,677	0	59,677
	$3,491	$61,882	$0	$65,373

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(880)	(388)	0	(1,268)
Over the counter	0	(30,647)	0	(30,647)

	$(880)	$(31,035)	$0	$(31,915)

Totals	$354,686	$904,788	$0	$1,259,474

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.6%
BANK LOAN OBLIGATIONS 1.3%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$2,693	$2,696
Community Health Systems, Inc.
3.924% due 12/31/2018		3,757	3,734
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		200	200
FCA US LLC
3.500% due 05/24/2017		3,057	3,060
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		200	200

Total Bank Loan Obligations (Cost $9,885)			9,890

CORPORATE BONDS & NOTES 42.3%
BANKING & FINANCE 31.4%
Ally Financial, Inc.
2.750% due 01/30/2017		800	807
3.600% due 05/21/2018		6,400	6,432
American Express Credit Corp.
1.248% due 07/31/2018		7,000	6,993
American Tower Corp.
4.500% due 01/15/2018		3,100	3,235
Aviation Capital Group Corp.
3.875% due 09/27/2016		1,700	1,705
Banco Santander S.A.
6.250% due 09/11/2021 (f)	EUR	1,400	1,320
Bank of America Corp.
1.413% due 09/15/2026		$5,500	4,699
1.516% due 04/01/2019		4,400	4,392
2.650% due 04/01/2019		2,800	2,873
6.875% due 04/25/2018		600	655
Bank of America N.A.
0.953% due 06/15/2017		1,500	1,495
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.230% due 03/05/2018		7,000	6,975
2.300% due 03/05/2020		4,300	4,370
Barclays Bank PLC
7.625% due 11/21/2022		4,900	5,283
7.750% due 04/10/2023		1,400	1,447
BB&T Corp.
1.513% due 06/15/2018		2,200	2,212
Bear Stearns Cos. LLC
6.400% due 10/02/2017		7,800	8,289
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		2,000	1,961
CIT Group, Inc.
5.250% due 03/15/2018		800	826
6.625% due 04/01/2018		1,700	1,802
Citigroup, Inc.
0.379% due 05/31/2017	EUR	600	665
1.157% due 05/01/2017		$1,200	1,200
1.542% due 12/07/2018		2,400	2,401
1.587% due 06/07/2019		1,800	1,804
1.598% due 07/25/2016		5,000	5,002
2.011% due 03/30/2021		1,100	1,108
2.650% due 10/26/2020		800	815
5.950% due 05/15/2025 (f)		1,400	1,370
Cooperatieve Rabobank UA
2.500% due 01/19/2021		3,700	3,797
8.400% due 06/29/2017 (f)		1,000	1,049
Credit Agricole S.A.
1.628% due 06/10/2020		1,700	1,698
1.826% due 07/01/2021		1,850	1,849
Credit Suisse AG
1.375% due 05/26/2017		1,100	1,101
Ford Motor Credit Co. LLC
2.211% due 01/08/2019		1,600	1,625
2.240% due 06/15/2018		2,700	2,728
2.551% due 10/05/2018		2,900	2,955
2.943% due 01/08/2019		1,700	1,751
3.157% due 08/04/2020		1,300	1,349
3.200% due 01/15/2021		1,600	1,650
5.000% due 05/15/2018		800	848

General Motors Financial Co., Inc.
2.082% due 05/09/2019		4,100	4,112
3.250% due 05/15/2018		1,900	1,940
Goldman Sachs Group, Inc.
1.324% due 05/22/2017		2,900	2,903
1.658% due 10/23/2019		2,500	2,484
2.432% due 02/25/2021		5,200	5,309
5.950% due 01/18/2018		4,100	4,369
HSBC Holdings PLC
2.901% due 03/08/2021		3,300	3,384
3.400% due 03/08/2021		2,200	2,269
HSBC USA, Inc.
1.402% due 08/07/2018		2,700	2,687
2.350% due 03/05/2020		8,000	8,002
Hutchison Whampoa International Ltd.
2.000% due 11/08/2017		2,100	2,124
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		1,200	1,212
2.500% due 11/21/2017		2,900	2,936
ING Bank NV
1.777% due 03/22/2019		1,700	1,712
2.000% due 11/26/2018		700	708
Intesa Sanpaolo SpA
3.875% due 01/15/2019		700	720
JPMorgan Chase & Co.
1.843% due 10/29/2020		1,000	1,011
2.550% due 10/29/2020		300	307
KBC Bank NV
8.000% due 01/25/2023		6,400	6,799
Kilroy Realty LP
4.800% due 07/15/2018		500	526
Macquarie Bank Ltd.
1.758% due 07/29/2020		400	399
Mizuho Bank Ltd.
1.824% due 10/20/2018		600	604
Mizuho Financial Group, Inc.
2.111% due 04/12/2021		2,000	2,018
Morgan Stanley
1.918% due 04/25/2018		1,800	1,818
5.950% due 12/28/2017		2,800	2,979
National Australia Bank Ltd.
2.250% due 03/16/2021		3,100	3,188
Nykredit Realkredit A/S
1.000% due 04/01/2017	DKK	7,400	1,116
2.000% due 04/01/2017		8,600	1,305
PNC Bank N.A.
1.950% due 03/04/2019		$1,250	1,269
Protective Life Global Funding
1.208% due 06/08/2018		1,900	1,900
Realkredit Danmark A/S
1.000% due 04/01/2017	DKK	84,500	12,734
2.000% due 04/01/2017		27,500	4,175
Reliance Standard Life Global Funding
2.150% due 10/15/2018		$1,700	1,716
Royal Bank of Canada
2.200% due 09/23/2019		400	411
2.300% due 03/22/2021		6,700	6,893
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		700	646
8.000% due 08/10/2025 (f)		200	187
Santander Holdings USA, Inc.
2.115% due 11/24/2017		1,900	1,900
Santander UK PLC
2.136% due 03/14/2019		3,900	3,905
SL Green Realty Corp.
5.000% due 08/15/2018		800	839
Societe Generale S.A.
1.961% due 04/08/2021		2,600	2,624
State Street Corp.
1.526% due 08/18/2020		3,800	3,816
Sumitomo Mitsui Banking Corp.
1.378% due 07/23/2018		3,600	3,595
Sumitomo Mitsui Financial Group, Inc.
2.337% due 03/09/2021		4,600	4,697
Synchrony Financial
2.600% due 01/15/2019		2,300	2,326
Toronto-Dominion Bank
2.250% due 03/15/2021		3,900	4,008
Toyota Motor Credit Corp.
1.400% due 05/20/2019		1,900	1,913
UBS AG
1.340% due 03/26/2018		6,400	6,407
7.250% due 02/22/2022		500	514
Unibail-Rodamco SE
1.403% due 04/16/2019		1,400	1,393

WEA Finance LLC
1.750% due 09/15/2017	1,900	1,906
Wells Fargo Bank N.A.
1.375% due 01/22/2018	3,000	3,014

		246,265

INDUSTRIALS 8.7%
AbbVie, Inc.
1.750% due 11/06/2017	3,200	3,220
1.800% due 05/14/2018	1,300	1,310
Actavis Funding SCS
1.850% due 03/01/2017	1,300	1,305
2.350% due 03/12/2018	6,300	6,389
Actavis, Inc.
1.875% due 10/01/2017	1,025	1,031
Aetna, Inc.
1.900% due 06/07/2019	900	913
Alibaba Group Holding Ltd.
1.625% due 11/28/2017	2,700	2,708
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	1,700	1,764
BMW U.S. Capital LLC
2.000% due 04/11/2021	900	912
Boston Scientific Corp.
2.850% due 05/15/2020	600	622
Chevron Corp.
1.126% due 05/16/2018	2,500	2,503
Daimler Finance North America LLC
1.008% due 03/10/2017	5,200	5,200
1.347% due 08/03/2017	1,500	1,501
1.500% due 07/05/2019 (a)	2,100	2,097
2.700% due 08/03/2020	4,200	4,359
Deutsche Telekom International Finance BV
2.250% due 03/06/2017	1,600	1,611
Diamond 1 Finance Corp.
3.480% due 06/01/2019	1,700	1,743
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	5,000	5,134
Georgia-Pacific LLC
2.539% due 11/15/2019	1,875	1,922
Hyundai Capital America
2.500% due 03/18/2019	3,600	3,682
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	1,800	1,800
Kinder Morgan, Inc.
3.050% due 12/01/2019	900	910
Kraft Heinz Foods Co.
2.000% due 07/02/2018	4,900	4,969
2.250% due 06/05/2017	1,700	1,716
2.800% due 07/02/2020	100	104
MGM Resorts International
7.625% due 01/15/2017	2,100	2,168
Nissan Motor Acceptance Corp.
1.671% due 03/08/2019	2,800	2,813
2.550% due 03/08/2021	3,300	3,412

		67,818

UTILITIES 2.2%
AT&T, Inc.
2.450% due 06/30/2020	8,100	8,278
CMS Energy Corp.
5.050% due 02/15/2018	1,200	1,270
8.750% due 06/15/2019	450	543
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	1,000	1,002
Duke Energy Corp.
1.034% due 04/03/2017	4,000	3,998
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	800	842
Ohio Power Co.
6.050% due 05/01/2018	200	216
Shell International Finance BV
4.300% due 09/22/2019	800	872

		17,021

Total Corporate Bonds & Notes (Cost $328,809)		331,104

U.S. GOVERNMENT AGENCIES 12.8%
Fannie Mae
0.573% due 03/25/2034	359	356
0.703% due 05/25/2037	276	277
0.803% due 03/25/2037 - 07/25/2037	323	325
0.813% due 03/25/2037	190	192

0.833% due 07/25/2037	292	294
0.853% due 09/25/2035	529	529
0.898% due 02/25/2037	404	404
1.083% due 05/25/2040	982	990
1.153% due 10/25/2037	1,331	1,352
1.173% due 06/25/2037	435	438
1.203% due 03/25/2038 - 01/25/2040	1,703	1,728
1.273% due 12/25/2039	451	459
1.353% due 07/25/2039	380	385
1.369% due 11/25/2022	6,714	6,742
1.610% due 07/01/2044	73	75
2.257% due 11/01/2035	138	144
2.556% due 04/01/2035	564	593
2.617% due 12/01/2033	82	86
2.672% due 05/01/2038	908	960
3.000% due 10/25/2040	2,729	2,855
4.206% due 11/01/2028	11	12
4.323% due 12/01/2036	348	365
4.382% due 11/01/2027	10	11
4.406% due 04/01/2028	6	7
4.426% due 07/01/2028	7	8
4.507% due 02/01/2027	1	1
4.529% due 11/01/2028	10	11
4.650% due 09/01/2034	210	221
5.000% due 12/01/2023 - 04/25/2033	404	449
5.622% due 08/01/2029	8	8
6.000% due 06/01/2017	18	18
8.000% due 03/01/2030 - 07/01/2031	20	21
Fannie Mae, TBA
3.500% due 08/01/2046	39,400	41,519
Freddie Mac
0.742% due 02/15/2037	25	25
0.772% due 02/15/2037	63	63
0.782% due 02/15/2037	139	138
0.842% due 06/15/2018	10	10
0.992% due 07/15/2041	2,627	2,631
1.042% due 10/15/2037	152	153
1.112% due 08/15/2037	1,415	1,429
1.142% due 08/15/2037	2,841	2,873
1.152% due 10/15/2037	553	559
1.162% due 05/15/2037 - 09/15/2037	3,285	3,324
1.192% due 08/15/2036	253	256
1.292% due 11/15/2039 - 12/15/2039	147	149
1.297% due 01/15/2038	785	798
2.337% due 06/01/2022	1	1
2.375% due 07/01/2019	29	29
2.612% due 12/01/2022	4	4
2.827% due 06/01/2035	615	650
5.000% due 12/01/2026 - 08/01/2041	272	299
6.000% due 07/01/2016 - 02/01/2034	559	646
6.500% due 10/25/2043	854	1,036
8.500% due 04/01/2025	1	2
Ginnie Mae
0.936% due 03/20/2065	1,622	1,621
1.000% due 01/20/2066	6,302	6,371
1.186% due 12/20/2065	3,198	3,184
1.206% due 02/20/2066	196	197
1.236% due 01/20/2066	499	499
1.436% due 03/20/2066	1,602	1,620
1.586% due 03/20/2066	501	511
1.750% due 05/20/2026 - 04/20/2041	6,497	6,708
1.875% due 08/20/2022 - 07/20/2027	495	511
2.000% due 12/20/2022 - 02/20/2028	300	310
3.500% due 07/20/2018	12	12
NCUA Guaranteed Notes
0.915% due 10/07/2020	1,807	1,811

Total U.S. Government Agencies (Cost $99,334)		100,265

U.S. TREASURY OBLIGATIONS 22.5%
U.S. Treasury Bonds
2.500% due 02/15/2046 (h)	2,900	3,023
U.S. Treasury Inflation Protected Securities (e)
0.250% due 01/15/2025 (j)(l)	24,947	25,356
0.375% due 07/15/2025	3,026	3,119
U.S. Treasury Notes
0.750% due 01/31/2018 (h)(l)	42,600	42,720
1.375% due 01/31/2021 (h)(l)	64,000	65,148
1.625% due 06/30/2020 (l)	1,500	1,543
1.625% due 02/15/2026 (h)	3,170	3,208
2.000% due 02/15/2025 (l)	3,000	3,140
2.250% due 11/15/2025 (h)	27,400	29,249

Total U.S. Treasury Obligations (Cost $172,677)		176,506

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%
BAMLL Commercial Mortgage Securities Trust
1.792% due 12/15/2029		3,000	2,998
2.335% due 03/15/2028		2,400	2,423
Banc of America Commercial Mortgage Trust
5.723% due 06/10/2049		2,879	2,927
Bank Mart Adjustable Rate Mortgage Trust
2.216% due 03/01/2019		17	14
BCAP LLC Trust
1.110% due 02/26/2047		9,580	9,084
Bear Stearns Adjustable Rate Mortgage Trust
2.797% due 04/25/2033		97	97
2.875% due 01/25/2034		24	22
2.937% due 01/25/2034		655	653
3.226% due 02/25/2033		21	20
Bear Stearns ALT-A Trust
2.902% due 09/25/2035		243	204
Bear Stearns Structured Products, Inc. Trust
2.690% due 12/26/2046		502	374
2.878% due 01/26/2036		847	665
Canadian Mortgage Pools
1.241% due 07/01/2020	CAD	11,808	9,098
Citigroup Commercial Mortgage Trust
1.592% due 09/15/2027		$1,000	991
1.722% due 07/15/2027		500	495
5.901% due 12/10/2049		2,820	2,910
Citigroup Mortgage Loan Trust, Inc.
3.040% due 05/25/2035		384	378
Countrywide Alternative Loan Trust
0.633% due 05/25/2047		627	502
0.853% due 08/25/2035		985	575
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		560	561
5.383% due 02/15/2040		2,773	2,800
Credit Suisse First Boston Mortgage Securities Corp.
1.054% due 03/25/2032		98	91
2.650% due 06/25/2032		8	6
4.903% due 06/25/2032		8	8
GreenPoint Mortgage Funding Trust
0.723% due 11/25/2045		288	248
Greenwich Capital Commercial Funding Corp. Trust
5.426% due 03/10/2039		755	764
GSR Mortgage Loan Trust
0.803% due 01/25/2034		75	65
2.943% due 01/25/2036 ^		100	93
Impac CMB Trust
1.213% due 10/25/2033		25	24
JPMorgan Chase Commercial Mortgage Securities Trust
5.882% due 02/15/2051		2,600	2,686
Lehman Mortgage Trust
0.773% due 08/25/2036 ^		2,433	1,791
Merrill Lynch Alternative Note Asset Trust
0.653% due 03/25/2037		3,925	1,737
Merrill Lynch Mortgage Investors Trust
0.663% due 02/25/2036		347	316
Morgan Stanley Capital Trust
5.665% due 04/15/2049		1,177	1,208
Morgan Stanley Resecuritization Trust
0.756% due 01/26/2051		78	74
Newgate Funding PLC
0.748% due 12/01/2050	GBP	4,100	4,621
PFP Ltd.
1.884% due 07/14/2034		$1,400	1,389
Prime Mortgage Trust
0.853% due 02/25/2034		95	90
Resecuritization Mortgage Trust
0.703% due 04/26/2021		0	1
Southern Pacific Financing PLC
0.755% due 06/10/2043	GBP	974	1,249
Structured Adjustable Rate Mortgage Loan Trust
2.636% due 09/25/2035		$2,514	2,221
Structured Asset Mortgage Investments Trust
0.698% due 07/19/2035		586	568
0.733% due 02/25/2036 ^		415	340
8.914% due 06/25/2029		169	174
Titan Europe Ltd.
0.000% due 04/23/2017	EUR	2,366	2,509
Trinity Square PLC
1.738% due 07/15/2051	GBP	2,547	3,354
Wachovia Bank Commercial Mortgage Trust
5.889% due 06/15/2049		$624	641
6.147% due 02/15/2051		1,468	1,525

WaMu Mortgage Pass-Through Certificates Trust
0.743% due 10/25/2045	202	188
1.437% due 02/25/2046	2,151	1,959
1.637% due 11/25/2042	69	64
1.837% due 06/25/2042	243	233
1.940% due 02/27/2034	497	487
Wells Fargo Mortgage-Backed Securities Trust
2.841% due 01/25/2035	336	338
2.989% due 07/25/2036 ^	940	902

Total Non-Agency Mortgage-Backed Securities (Cost $71,808)		69,755

ASSET-BACKED SECURITIES 8.9%
AFC Home Equity Loan Trust
0.996% due 06/25/2028	158	138
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.368% due 01/25/2035	1,189	989
ARES CLO Ltd.
1.484% due 04/20/2023	3,169	3,148
1.921% due 10/12/2023	800	798
Babson CLO Ltd.
1.866% due 05/15/2023	1,300	1,299
Chase Funding Trust
1.193% due 10/25/2032	103	97
CIFC Funding Ltd.
1.459% due 08/14/2024	500	501
2.030% due 12/05/2024	1,000	998
Citigroup Mortgage Loan Trust, Inc.
0.513% due 07/25/2045	760	532
0.613% due 12/25/2036	237	153
4.581% due 10/25/2037	456	425
Countrywide Asset-Backed Certificates
0.593% due 08/25/2037	533	396
0.653% due 06/25/2047	666	455
0.853% due 08/25/2034	979	890
Countrywide Asset-Backed Certificates Trust
0.713% due 09/25/2046	1,480	990
Credit Suisse First Boston Mortgage Securities Corp.
1.073% due 01/25/2032	184	159
Dryden Leveraged Loan CDO
0.871% due 04/12/2020	18	17
Dryden Senior Loan Fund
1.878% due 07/17/2023	2,500	2,495
Eaton Vance CDO PLC
0.954% due 02/22/2027	5,408	5,323
Flatiron CLO Ltd.
2.038% due 10/25/2024	3,000	2,998
2.178% due 01/15/2023	3,493	3,498
Fortress Credit Investments Ltd.
1.883% due 07/17/2023	2,462	2,450
Fraser Sullivan CLO Ltd.
1.709% due 04/20/2023	1,943	1,935
GoldenTree Loan Opportunities Ltd.
0.857% due 05/01/2022	1,853	1,848
0.897% due 05/01/2022	1,197	1,184
GSAMP Trust
0.593% due 06/25/2036	666	569
2.103% due 10/25/2034	161	151
HSI Asset Securitization Corp. Trust
0.783% due 02/25/2036	1,300	990
Lockwood Grove CLO Ltd.
2.008% due 01/25/2024	873	870
Long Beach Mortgage Loan Trust
1.013% due 10/25/2034	49	46
Mariner CLO LLC
2.221% due 07/23/2026 (a)	2,200	2,200
Morgan Stanley ABS Capital, Inc. Trust
0.533% due 09/25/2036	42	22
0.583% due 10/25/2036	181	141
Neuberger Berman CLO Ltd.
1.931% due 07/25/2023 (a)	600	600
Ocean Trails CLO
0.881% due 10/12/2020	571	567
Octagon Investment Partners Ltd.
1.923% due 01/19/2025	1,700	1,691
OHA Credit Partners Ltd.
1.846% due 05/15/2023	4,318	4,310
Palmer Square Loan Funding Ltd.
1.980% due 06/21/2024	1,500	1,502
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035	853	852
Primus CLO Ltd.
0.861% due 07/15/2021	1,640	1,617
Residential Asset Mortgage Products Trust
1.218% due 06/25/2035	766	755

Residential Asset Securities Corp. Trust
0.603% due 08/25/2036		347	323
0.723% due 04/25/2036		956	925
0.853% due 02/25/2036		1,080	867
SLC Student Loan Trust
0.743% due 06/15/2024		1,037	1,026
SLM Student Loan Trust
0.007% due 06/17/2024	EUR	4,252	4,516
0.035% due 12/15/2023		2,131	2,277
Soundview Home Loan Trust
0.613% due 11/25/2036		$219	187
Specialty Underwriting & Residential Finance Trust
1.428% due 12/25/2035		626	561
Structured Asset Securities Corp. Trust
0.913% due 09/25/2035		1,300	968
Symphony CLO LP
1.729% due 01/09/2023		574	572
Voya CLO Ltd.
0.867% due 05/01/2022		3,110	3,097
0.883% due 12/13/2020		402	403
1.928% due 10/15/2022		3,100	3,093
1.948% due 10/15/2022		500	499

Total Asset-Backed Securities (Cost $71,584)			69,913

SOVEREIGN ISSUES 0.8%
Export-Import Bank of Korea
1.365% due 05/26/2019		1,900	1,904
1.380% due 01/14/2017		1,400	1,402
Hydro-Quebec
1.000% due 09/29/2049 (f)		1,200	853
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		1,800	1,831

Total Sovereign Issues (Cost $6,160)			5,990

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		72,000	0

Total Convertible Preferred Securities (Cost $0)			0

SHORT-TERM INSTRUMENTS 7.1%
REPURCHASE AGREEMENTS (g) 0.2%			1,496

	PRINCIPAL AMOUNT (000S)
CZECH REPUBLIC TREASURY BILLS 0.2%
(0.254)% due 09/02/2016 (c)(d)	CZK	31,000	1,272

JAPAN TREASURY BILLS 6.7%
(0.149)% due 08/10/2016 (c)(d)	JPY	5,450,000	52,790

U.S. TREASURY BILLS 0.0%
0.238% due 07/21/2016 (c)(d)(l)		$301	301

Total Short-Term Instruments (Cost $50,971)			55,859

Total Investments in Securities (Cost $811,228)			819,282

	SHARES
INVESTMENTS IN AFFILIATES 5.7%
SHORT-TERM INSTRUMENTS 5.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%
PIMCO Short-Term Floating NAV Portfolio III	4,489,115	44,370

Total Short-Term Instruments (Cost $44,370)		44,370

Total Investments in Affiliates (Cost $44,370)		44,370

Total Investments 110.3% (Cost $855,598)		$863,652
Financial Derivative Instruments (i)(k) 1.1% (Cost or Premiums, net $(91))		8,644
Other Assets and Liabilities, net (11.4)%		(89,329)

Net Assets 100.0%		$782,967

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$1,496	U.S. Treasury Notes 0.750% due 12/31/2017	$(1,529)	$1,496	$1,496

Total Repurchase Agreements						$(1,529)	$1,496	$1,496

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.350%	06/22/2016	07/06/2016	$(2,023)	$(2,023)
	0.650	06/22/2016	07/06/2016	(300)	(300)
	0.950	06/28/2016	07/05/2016	(4,528)	(4,528)
GRE	0.580	05/12/2016	07/12/2016	(32,501)	(32,527)
	0.630	05/17/2016	07/13/2016	(1,827)	(1,828)
	0.630	05/24/2016	07/25/2016	(26,548)	(26,565)
JPS	0.550	05/24/2016	07/13/2016	(882)	(883)
SGY	0.700	06/28/2016	07/15/2016	(2,927)	(2,928)

Total Reverse Repurchase Agreements					$(71,582)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(84,470) at a weighted average interest rate of 0.481%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

(h)	Securities with an aggregate market value of $72,668 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	779	$(1,409)	$0	$(29)
E-mini S&P 500 Index September Futures	Long	09/2016	1,347	367	1,576	0
Euro-Bund 10-Year Bond September Futures	Short	09/2016	21	(84)	0	(6)
U.S. Treasury 10-Year Note September Futures	Short	09/2016	914	(2,712)	71	0

Total Futures Contracts				$(3,838)	$1,647	$(35)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	12/16/2018	$80,800	$(1,959)	$(1,592)	$0	$(28)

Total Swap Agreements					$(1,959)	$(1,592)	$0	$(28)

(j)	Securities with an aggregate market value of $7,195 and cash of $1,579 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017	DKK	56,102		$8,424	$32	$(73)
BPS	07/2016		3,070		460	2	0
	08/2016	JPY	9,620,000		90,053	0	(3,208)
	10/2016	BRL	3,200		761	0	(208)
CBK	08/2016	CAD	12,475		9,628	0	(29)
	08/2016	CHF	8,204		8,454	33	0
	08/2016	GBP	7,027		10,140	782	0
	08/2016	INR	8,735		129	1	0
	08/2016	MXN	353		19	0	0
	08/2016		$765	CAD	982	0	(5)
	10/2016	BRL	19,680		$4,711	0	(1,249)
DUB	01/2017		2,010		476	0	(116)
	04/2017	DKK	36,960		5,510	0	(67)
GLM	08/2016	EUR	21,612		24,691	674	0
	08/2016	NZD	175		119	0	(6)
	08/2016		$1,792	EUR	1,581	0	(35)
	10/2016	BRL	8,180		$2,007	0	(471)
HUS	08/2016		$182	JPY	19,700	8	0
JPM	07/2016	DKK	18,575		$2,824	52	0
	08/2016		$10,146	EUR	8,968	0	(181)
	10/2016	BRL	75,050		$17,511	0	(5,219)
	01/2017		$468	BRL	2,010	125	0
MSB	08/2016		8,635	CHF	8,303	0	(112)
	10/2016	BRL	5,430		$1,330	0	(314)
	10/2016		$26,441	BRL	111,540	7,340	0
	04/2017	DKK	9,700		$1,449	0	(14)
SCX	10/2016	CNH	67,411		10,325	256	0
	10/2016		$10,302	CNH	68,225	0	(112)
SOG	09/2016	CZK	31,071		$1,300	24	0
UAG	08/2016		$1,340	EUR	1,173	0	(37)
	08/2016		40,856	JPY	4,170,000	0	(430)

Total Forward Foreign Currency Contracts						$9,329	$(11,886)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970%	09/24/2018	$5,800	$295	$170
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.650	03/01/2017	88,800	201	190
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	13,700	709	401
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	15,200	417	0

							$1,622	$761

Total Purchased Options							$1,622	$761

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$600	$(34)	$(12)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,700	$(15)	$0
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,900	(44)	(1)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(66)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$29,000	$(302)	$(155)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	03/01/2017	19,300	(206)	(221)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	68,700	(731)	(367)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	15,200	(419)	(1,450)

							$(1,658)	$(2,193)

Total Written Options							$(1,758)	$(2,206)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.339%	EUR	1,300	$(11)	$16	$5	$0
BPS	Volkswagen International Finance NV	1.000	12/20/2017	0.561		300	(6)	8	2	0
BRC	Volkswagen International Finance NV	1.000	12/20/2017	0.561		3,400	(70)	96	26	0
DUB	China Government International Bond	1.000	09/20/2016	0.296		$1,100	12	(10)	2	0
GST	Volkswagen International Finance NV	1.000	12/20/2017	0.561	EUR	400	(8)	11	3	0
HUS	U.S. Treasury Notes	0.250	09/20/2016	0.139		12,200	(311)	316	5	0
JPM	Volkswagen International Finance NV	1.000	12/20/2017	0.561		500	(11)	15	4	0

							$(405)	$452	$47	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$1	$1	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	386	0	3	3	0

					$0	$4	$4	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026	EUR	22,600	$24,498	$450	$(18)	$432	$0

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	3,193	3-Month USD-LIBOR less a specified spread	03/09/2017	$11,369	$0	$1,293	$1,293	$0
	Receive	S&P 500 Total Return Index	101,701	3-Month USD-LIBOR plus a specified spread	05/11/2017	395,426	0	7,694	7,694	0
	Receive	S&P 500 Total Return Index	51,854	3-Month USD-LIBOR plus a specified spread	06/21/2017	205,235	0	417	417	0
	Receive	S&P 500 Total Return Index	1,649	3-Month USD-LIBOR plus a specified spread	09/07/2017	6,134	0	406	406	0
JPM	Receive	S&P 500 Total Return Index	3,564	3-Month USD-LIBOR less a specified spread	04/06/2017	13,370	0	769	769	0

							$0	$10,579	$10,579	$0

Total Swap Agreements							$45	$11,017	$11,062	$0

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $9,167 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$9,890	$0	$9,890
Corporate Bonds & Notes
Banking & Finance	0	246,265	0	246,265
Industrials	2,098	65,720	0	67,818
Utilities	0	17,021	0	17,021
U.S. Government Agencies	0	100,265	0	100,265
U.S. Treasury Obligations	0	176,506	0	176,506
Non-Agency Mortgage-Backed Securities	0	69,367	388	69,755
Asset-Backed Securities	2,800	67,113	0	69,913
Sovereign Issues	0	5,990	0	5,990
Short-Term Instruments
Repurchase Agreements	0	1,496	0	1,496
Czech Republic Treasury Bills	0	1,272	0	1,272
Japan Treasury Bills	0	52,790	0	52,790
U.S. Treasury Bills	0	301	0	301
	$4,898	$813,996	$388	$819,282

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$44,370	$0	$0	$44,370

Total Investments	$49,268	$813,996	$388	$863,652

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,647	0	0	1,647
Over the counter	0	21,152	0	21,152
	$1,647	$21,152	$0	$22,799

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(35)	(28)	0	(63)
Over the counter	0	(14,092)	0	(14,092)

	$(35)	$(14,120)	$0	$(14,155)

Totals	$50,880	$821,028	$388	$872,296

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Long Duration Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.3%
CORPORATE BONDS & NOTES 48.4%
BANKING & FINANCE 12.3%
American International Group, Inc.
4.500% due 07/16/2044	$3,000	$2,916
Aviation Loan Trust
2.763% due 12/15/2022	1,070	974
Banco do Brasil S.A.
6.000% due 01/22/2020	1,300	1,381
Bank of America Corp.
4.100% due 07/24/2023	300	322
6.250% due 09/05/2024 (d)	2,000	2,034
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021	1,800	1,856
Barclays Bank PLC
7.625% due 11/21/2022	1,300	1,401
10.179% due 06/12/2021	740	933
Bear Stearns Cos. LLC
7.250% due 02/01/2018	700	763
BNP Paribas S.A.
7.625% due 03/30/2021 (d)	800	802
BPCE S.A.
4.500% due 03/15/2025	900	902
4.625% due 07/11/2024	1,200	1,205
Carlyle Holdings Finance LLC
5.625% due 03/30/2043	1,100	1,213
Citigroup, Inc.
6.625% due 06/15/2032	600	741
8.125% due 07/15/2039	780	1,221
CME Group, Inc.
5.300% due 09/15/2043	1,200	1,538
Credit Agricole S.A.
7.875% due 01/23/2024 (d)	800	768
Credit Suisse Group AG
7.500% due 12/11/2023 (d)	800	808
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023	1,400	1,399
Fidelity National Financial, Inc.
5.500% due 09/01/2022	2,800	3,091
FMR LLC
4.950% due 02/01/2033	2,000	2,237
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035	4,086	4,593
Goldman Sachs Group, Inc.
3.850% due 07/08/2024	1,400	1,488
5.375% due 05/10/2020 (d)	1,400	1,386
HBOS PLC
6.750% due 05/21/2018	1,900	2,043
HSBC Holdings PLC
6.375% due 09/17/2024 (d)	1,800	1,703
6.500% due 09/15/2037	1,500	1,818
Intercontinental Exchange, Inc.
4.000% due 10/15/2023	3,000	3,257
JPMorgan Chase & Co.
5.000% due 07/01/2019 (d)	2,400	2,298
5.300% due 05/01/2020 (d)	500	499
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)	634	621
MetLife, Inc.
10.750% due 08/01/2069	2,000	3,114
Navient Corp.
5.500% due 01/15/2019	700	706
5.625% due 08/01/2033	1,000	707
Pacific Life Insurance Co.
9.250% due 06/15/2039	1,200	1,826
Progressive Corp.
3.700% due 01/26/2045	1,400	1,446
Prudential Financial, Inc.
4.600% due 05/15/2044	1,500	1,618
Rio Oil Finance Trust
9.250% due 07/06/2024	248	214
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (d)	1,900	2,251
Wells Fargo & Co.
3.300% due 09/09/2024	2,000	2,101
3.900% due 05/01/2045	700	738

4.400% due 06/14/2046		1,400	1,425
4.900% due 11/17/2045		700	768
5.606% due 01/15/2044		200	240
Wells Fargo Bank N.A.
5.850% due 02/01/2037		750	952
6.600% due 01/15/2038		400	550
Weyerhaeuser Co.
7.375% due 03/15/2032		1,200	1,592
WP Carey, Inc.
4.000% due 02/01/2025		1,600	1,558

			70,017

INDUSTRIALS 22.9%
21st Century Fox America, Inc.
6.150% due 02/15/2041		2,500	3,136
AbbVie, Inc.
4.400% due 11/06/2042		3,100	3,173
Altria Group, Inc.
9.250% due 08/06/2019		89	110
9.950% due 11/10/2038		933	1,684
Amazon.com, Inc.
4.950% due 12/05/2044		550	670
American Airlines Pass-Through Trust
3.650% due 12/15/2029		500	518
4.375% due 04/01/2024		692	699
Amgen, Inc.
4.563% due 06/15/2048		2,169	2,262
4.950% due 10/01/2041		1,214	1,339
Anadarko Petroleum Corp.
7.950% due 06/15/2039		800	979
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037		900	1,205
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026		600	644
Anthem, Inc.
4.650% due 01/15/2043		1,600	1,677
Apple, Inc.
3.850% due 05/04/2043		1,300	1,309
Ardagh Packaging Finance PLC
4.125% due 05/15/2023	EUR	400	453
7.250% due 05/15/2024		$700	718
Barrick International Barbados Corp.
6.350% due 10/15/2036		600	622
Becton Dickinson and Co.
3.734% due 12/15/2024		1,400	1,511
Boston Scientific Corp.
7.375% due 01/15/2040		2,000	2,663
Canadian Pacific Railway Co.
2.900% due 02/01/2025		1,500	1,527
4.800% due 08/01/2045		700	811
Comcast Corp.
6.400% due 05/15/2038		50	69
6.500% due 11/15/2035		200	279
6.550% due 07/01/2039		2,000	2,789
6.950% due 08/15/2037		700	1,009
7.050% due 03/15/2033		600	842
Cox Communications, Inc.
8.375% due 03/01/2039		1,600	1,940
CVS Pass-Through Trust
4.704% due 01/10/2036		3,268	3,297
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		600	906
Devon Financing Co. LLC
7.875% due 09/30/2031		400	467
Diamond 1 Finance Corp.
5.450% due 06/15/2023		1,100	1,142
Discovery Communications LLC
4.950% due 05/15/2042		2,700	2,353
Domtar Corp.
6.750% due 02/15/2044		1,500	1,647
Dow Chemical Co.
9.400% due 05/15/2039		100	158
Ecopetrol S.A.
7.375% due 09/18/2043		2,000	2,000
Enbridge, Inc.
4.500% due 06/10/2044		1,500	1,305
Encana Corp.
6.500% due 08/15/2034		500	503
Energy Transfer Partners LP
4.050% due 03/15/2025		1,800	1,778
6.625% due 10/15/2036		500	526
7.500% due 07/01/2038		400	443
Enterprise Products Operating LLC
4.450% due 02/15/2043		2,600	2,613
5.750% due 03/01/2035		200	221

Ford Motor Co.
7.450% due 07/16/2031	2,200	2,948
Freeport-McMoRan, Inc.
5.450% due 03/15/2043	500	404
General Electric Co.
6.750% due 03/15/2032	831	1,169
6.875% due 01/10/2039	344	521
Goldcorp, Inc.
5.450% due 06/09/2044	1,600	1,624
GTL Trade Finance, Inc.
5.893% due 04/29/2024	792	702
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	1,500	1,664
Kraft Heinz Foods Co.
6.500% due 02/09/2040	800	1,061
Laboratory Corp. of America Holdings
4.700% due 02/01/2045	1,200	1,287
Masco Corp.
7.750% due 08/01/2029	2,400	2,842
Medtronic, Inc.
4.625% due 03/15/2045	2,100	2,477
Microsoft Corp.
3.750% due 02/12/2045	1,300	1,326
Mid-America Apartments LP
3.750% due 06/15/2024	1,500	1,559
NBCUniversal Media LLC
6.400% due 04/30/2040	1,100	1,527
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	950	893
Newmont Mining Corp.
6.250% due 10/01/2039	382	427
Numericable SFR S.A.
7.375% due 05/01/2026	1,100	1,089
ONEOK Partners LP
6.200% due 09/15/2043	2,000	2,133
Oracle Corp.
3.850% due 07/15/2036 (a)	1,500	1,508
4.125% due 05/15/2045	1,900	1,965
4.500% due 07/08/2044	1,500	1,693
Pfizer, Inc.
7.200% due 03/15/2039	670	1,022
Pride International, Inc.
7.875% due 08/15/2040	200	141
QVC, Inc.
5.950% due 03/15/2043	2,100	1,950
Reynolds American, Inc.
6.150% due 09/15/2043	2,000	2,624
Rockies Express Pipeline LLC
6.875% due 04/15/2040	1,200	1,149
SABMiller Holdings, Inc.
4.950% due 01/15/2042	1,500	1,745
Southern Co.
3.250% due 07/01/2026	1,300	1,354
Southern Copper Corp.
5.250% due 11/08/2042	1,000	892
Suncor Energy, Inc.
6.500% due 06/15/2038	200	259
Teck Resources Ltd.
6.000% due 08/15/2040	1,150	811
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	118
8.375% due 06/15/2032	2,400	2,728
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	29	35
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,800	1,843
Thomson Reuters Corp.
5.650% due 11/23/2043	3,500	4,077
Time Warner Cable, Inc.
5.500% due 09/01/2041	1,297	1,366
5.875% due 11/15/2040	400	437
6.550% due 05/01/2037	700	819
Time Warner, Inc.
4.650% due 06/01/2044	200	211
6.250% due 03/29/2041	100	126
6.500% due 11/15/2036	2,469	3,142
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	123
7.250% due 08/15/2038	300	407
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	490	539
United Airlines Pass-Through Trust
3.450% due 01/07/2030	1,400	1,437
4.000% due 10/11/2027	943	995
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,842

Vale Overseas Ltd.
6.250% due 01/23/2017	200	205
6.875% due 11/10/2039	1,600	1,465
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	90	77
Vessel Management Services, Inc.
3.432% due 08/15/2036	2,038	2,155
Viacom, Inc.
4.850% due 12/15/2034	700	655
5.250% due 04/01/2044	1,400	1,317
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,400	1,756
6.200% due 04/15/2038	900	1,277
Waste Management, Inc.
4.100% due 03/01/2045	1,300	1,418
Williams Cos., Inc.
7.500% due 01/15/2031	1,361	1,375
8.750% due 03/15/2032	137	147
Williams Partners LP
4.900% due 01/15/2045	1,500	1,280

		130,135

UTILITIES 13.2%
Alabama Power Co.
3.750% due 03/01/2045	1,300	1,356
Anadarko Finance Co.
7.500% due 05/01/2031	900	1,081
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,817
7.000% due 04/01/2038	100	135
AT&T, Inc.
4.750% due 05/15/2046	1,000	1,029
4.800% due 06/15/2044	2,400	2,482
5.350% due 09/01/2040	3,618	3,974
6.300% due 01/15/2038	1,000	1,207
6.550% due 02/15/2039	600	742
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	400	522
6.500% due 09/15/2037	1,600	2,208
British Telecommunications PLC
9.375% due 12/15/2030	600	924
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,182	1,164
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	1,200	1,275
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	568
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	943
Emera, Inc.
6.750% due 06/15/2076	1,500	1,524
Enable Midstream Partners LP
5.000% due 05/15/2044	1,900	1,507
FirstEnergy Corp.
7.375% due 11/15/2031	400	498
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,098
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	622
Koninklijke KPN NV
8.375% due 10/01/2030	2,000	2,774
Majapahit Holding BV
7.750% due 01/20/2020	900	1,031
NGPL PipeCo LLC
7.768% due 12/15/2037	1,300	1,267
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,359
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	256
5.800% due 03/01/2037	1,000	1,310
6.050% due 03/01/2034	1,751	2,341
PacifiCorp
6.000% due 01/15/2039	1,300	1,762
Petrobras Global Finance BV
6.875% due 01/20/2040	2,600	2,124
7.875% due 03/15/2019	1,700	1,759
8.375% due 05/23/2021	200	207
Petroleos Mexicanos
5.500% due 06/27/2044	4,000	3,634
5.625% due 01/23/2046	1,100	1,007
6.500% due 06/02/2041	1,000	1,018
Plains All American Pipeline LP
6.650% due 01/15/2037	100	104
Progress Energy, Inc.
7.750% due 03/01/2031	400	562

SES S.A.
5.300% due 04/04/2043	1,800	1,736
Shell International Finance BV
3.625% due 08/21/2042	1,100	1,062
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,434
Southern California Edison Co.
5.625% due 02/01/2036	200	259
6.000% due 01/15/2034	300	398
Telefonica Europe BV
8.250% due 09/15/2030	2,500	3,575
Verizon Communications, Inc.
4.672% due 03/15/2055	3,422	3,472
5.012% due 08/21/2054	8,500	9,066
Virginia Electric & Power Co.
8.875% due 11/15/2038	1,000	1,682
Wisconsin Electric Power Co.
4.300% due 12/15/2045	2,400	2,745

		74,620

Total Corporate Bonds & Notes (Cost $261,820)		274,772

MUNICIPAL BONDS & NOTES 4.8%
CALIFORNIA 2.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,300	2,087
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	400	607
7.500% due 04/01/2034	600	910
7.550% due 04/01/2039	1,000	1,582
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	150	236
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,256
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	100	144
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	2,338
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	2,224

		12,384

GEORGIA 0.7%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,957	3,957

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,500	3,068

MICHIGAN 0.2%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,000	1,274

NEVADA 0.0%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.100% due 06/01/2039	200	230

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	536

NEW YORK 0.5%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	400	558
6.814% due 11/15/2040	1,400	2,042

		2,600

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	337

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,700	2,633

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	91

Total Municipal Bonds & Notes (Cost $22,417)		27,110

U.S. GOVERNMENT AGENCIES 12.9%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (b)	20,000	13,862
0.653% due 10/27/2037	122	122
3.980% due 07/01/2021	2,500	2,782
5.625% due 04/17/2028	100	136
6.210% due 08/06/2038	9,643	15,188
6.250% due 05/15/2029	2,200	3,204
Financing Corp.
8.600% due 09/26/2019	1,470	1,823
Freddie Mac
0.000% due 03/15/2031 (b)	1,100	753
5.000% due 04/15/2038	167	186
6.250% due 07/15/2032	500	757
6.750% due 03/15/2031	2,800	4,353
Ginnie Mae
3.500% due 11/20/2044	1,388	1,491
5.500% due 10/20/2037	483	623
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033	3,100	4,147
Residual Funding Corp. STRIPS
0.000% due 10/15/2020 - 04/15/2030 (b)	16,700	13,301
Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (b)	2,300	1,624
Small Business Administration
5.290% due 12/01/2027	197	220
Tennessee Valley Authority
4.625% due 09/15/2060	1,000	1,251
4.875% due 01/15/2048	1,050	1,320
5.250% due 09/15/2039	400	550
5.375% due 04/01/2056	650	907
5.880% due 04/01/2036	3,000	4,358

Total U.S. Government Agencies (Cost $60,903)		72,958

U.S. TREASURY OBLIGATIONS 32.9%
U.S. Treasury Bonds
2.500% due 02/15/2046 (f)	67,410	70,259
2.750% due 08/15/2042 (h)(j)	9,800	10,809
2.875% due 05/15/2043	13,737	15,461
3.000% due 05/15/2045 (h)	3,400	3,912
3.125% due 02/15/2043	23,800	28,085
4.375% due 05/15/2040 (h)	1,200	1,709
U.S. Treasury Inflation Protected Securities (c)
0.750% due 02/15/2045 (h)	3,200	3,224
1.375% due 02/15/2044 (h)	11,419	13,234
U.S. Treasury Notes
1.625% due 05/15/2026 (f)	975	988
U.S. Treasury STRIPS
0.000% due 05/15/2032 (b)	1,100	805
0.000% due 11/15/2032 (b)	7,400	5,343
0.000% due 08/15/2033 (b)	2,500	1,765
0.000% due 11/15/2033 (b)	500	351
0.000% due 05/15/2034 (b)	600	414
0.000% due 11/15/2034 (b)	200	136
0.000% due 08/15/2040 (b)	18,800	10,900
0.000% due 11/15/2040 (b)	12,200	7,012
0.000% due 08/15/2042 (b)	2,600	1,407
0.000% due 05/15/2043 (b)	7,000	3,692
0.000% due 11/15/2043 (b)	1,000	531
0.000% due 11/15/2044 (b)	13,200	6,649
0.000% due 02/15/2045 (b)	200	100

Total U.S. Treasury Obligations (Cost $161,696)		186,786

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,430
Banc of America Alternative Loan Trust
6.000% due 01/25/2034	2,686	2,762
Banc of America Funding Trust
3.067% due 07/20/2036	518	517
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,248
5.122% due 08/10/2035	700	731
Bear Stearns Adjustable Rate Mortgage Trust
2.804% due 01/25/2035	8	8

Citigroup Mortgage Loan Trust, Inc.
2.886% due 03/25/2034		132	130
DBUBS Mortgage Trust
1.796% due 07/12/2044		1,208	1,207
Downey Savings & Loan Association Mortgage Loan Trust
2.667% due 07/19/2044		64	63
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039		250	253
GSMPS Mortgage Loan Trust
0.803% due 01/25/2036		1,590	1,310
Homestar Mortgage Acceptance Corp.
1.153% due 06/25/2034		806	788
Hudson’s Bay Simon JV Trust
5.629% due 08/05/2034		1,400	1,441
IndyMac Mortgage Loan Trust
0.633% due 07/25/2047		194	131
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046		1,185	1,239
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,384	1,449
RBSSP Resecuritization Trust
2.302% due 12/25/2035		1,905	1,906
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043		1,600	1,594
Structured Adjustable Rate Mortgage Loan Trust
2.830% due 02/25/2034		21	21
Structured Asset Mortgage Investments Trust
0.643% due 07/25/2046 ^		85	67
0.673% due 05/25/2036		154	114
WaMu Mortgage Pass-Through Certificates Trust
0.823% due 05/25/2034		1,541	1,315
0.873% due 06/25/2044		215	193
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,300	1,424

Total Non-Agency Mortgage-Backed Securities (Cost $20,932)			21,341

ASSET-BACKED SECURITIES 1.7%
Accredited Mortgage Loan Trust
1.323% due 01/25/2035		1,484	1,379
NYMT Residential
4.000% due 03/25/2021		1,156	1,162
RAAC Trust
1.133% due 05/25/2044		1,400	1,374
SLM Student Loan Trust
2.138% due 04/25/2023		238	238
Specialty Underwriting & Residential Finance Trust
0.843% due 12/25/2036		1,400	1,165
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		1,447	1,460
VOLT LLC
4.000% due 05/25/2046		1,875	1,876
4.250% due 03/26/2046		1,232	1,235

Total Asset-Backed Securities (Cost $9,842)			9,889

SOVEREIGN ISSUES 1.7%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		800	848
Colombia Government International Bond
6.125% due 01/18/2041		1,200	1,398
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	1,100	1,235
Mexico Government International Bond
3.600% due 01/30/2025		$3,189	3,345
4.600% due 01/23/2046		534	565
Qatar Government International Bond
6.400% due 01/20/2040		800	1,068
Spain Government International Bond
5.150% due 10/31/2044	EUR	700	1,248

Total Sovereign Issues (Cost $9,028)			9,707

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.		463	25

Total Common Stocks (Cost $13)			25

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (e) 0.1%		656

Total Short-Term Instruments (Cost $656)		656

Total Investments in Securities (Cost $547,307)		603,244

	SHARES
INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio III	2,297,330	22,707

Total Short-Term Instruments (Cost $22,707)		22,707

Total Investments in Affiliates (Cost $22,707)		22,707

Total Investments 110.3% (Cost $570,014)		$625,951
Financial Derivative Instruments (g)(i) 1.2% (Cost or Premiums, net $(443))		6,593
Other Assets and Liabilities, net (11.5)%		(64,876)

Net Assets 100.0%		$567,668

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$656	U.S. Treasury Notes 0.750% due 12/31/2017	$(672)	$656	$656

Total Repurchase Agreements						$(672)	$656	$656

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.320%	06/16/2016	07/08/2016	$(978)	$(979)
DEU	0.400	06/27/2016	07/11/2016	(16,065)	(16,066)
	0.400	06/28/2016	07/12/2016	(7,765)	(7,765)
JPS	0.350	06/14/2016	07/14/2016	(3,468)	(3,468)

Total Reverse Repurchase Agreements					$(28,278)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.450%	05/06/2016	07/06/2016	$(4,370)	$(4,374)
	0.450	05/09/2016	07/11/2016	(16,554)	(16,567)
	0.450	05/27/2016	07/07/2016	(18,765)	(18,774)
UBS	0.600	06/21/2016	07/05/2016	(1,721)	(1,721)

Total Sale-Buyback Transactions					$(41,436)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(45,188) at a weighted average interest rate of 0.420%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	6.000%	07/01/2046	$1,000	$(1,141)	$(1,144)

Total Short Sales				$(1,141)	$(1,144)

(f)	Securities with an aggregate market value of $72,185 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2016	2,613	$915	$3,057	$0
S&P 500 Index September Futures	Long	09/2016	491	320	2,872	0
U.S. Treasury 10-Year Note September Futures	Short	09/2016	5	(5)	1	0

Total Futures Contracts				$1,230	$5,930	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$10,700	$95	$(86)	$14	$0
CDX.IG-24 5-Year Index	1.000	06/20/2020	14,300	133	238	22	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	2,700	22	31	5	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	700	8	1	1	0

				$258	$184	$42	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$10,800	$(427)	$(52)	$0	$(3)
Receive	3-Month USD-LIBOR	2.350	10/02/2025	2,200	(204)	(70)	4	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026	3,750	(308)	(148)	8	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026	28,000	(754)	(193)	65	0

					$(1,693)	$(463)	$77	$(3)

Total Swap Agreements					$(1,435)	$(279)	$119	$(3)

*	This security has a forward starting effective date.

(h)	Securities with an aggregate market value of $22,135 and cash of $3,095 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016		$6,722	EUR	6,100	$47	$0
	08/2016	EUR	6,100		$6,729	0	(47)
	08/2016		$1,898	MXN	36,343	80	0
BPS	07/2016	JPY	299,900		$2,722	0	(182)
	07/2016		$2,850	JPY	299,851	54	0
	08/2016	MXN	79,241		$4,216	0	(97)
CBK	08/2016		$4,065	EUR	3,642	0	(19)
	08/2016		5,276	MXN	98,678	95	0
GLM	07/2016	EUR	6,100		$6,819	49	0
HUS	07/2016		$1,322	RUB	89,509	74	0
JPM	08/2016	CAD	388		$302	2	0
	08/2016	MXN	96,774		5,343	76	0
	08/2016		$4,169	MXN	79,194	141	0

Total Forward Foreign Currency Contracts						$618	$(345)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC USD versus JPY	JPY	120.000	05/10/2017	$10,000	$92	$44

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$3,500	$308	$9
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019	100	8	8
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	5,400	454	13
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	16,150	57	92
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	3,600	317	9
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019	100	8	8

							$1,152	$139

Total Purchased Options							$1,244	$183

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-26 5-Year Index	Sell	1.000%	07/20/2016		$4,400	$(7)	$(1)
BPS	Put - OTC CDX.IG-26 5-Year Index	Sell	1.250	09/21/2016		4,800	(8)	(2)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.700	07/20/2016	EUR	3,900	(3)	(2)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	07/20/2016		3,900	(6)	(1)
BRC	Call - OTC CDX.IG-26 5-Year Index	Buy	0.700	07/20/2016		$3,400	(3)	(1)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.700	07/20/2016	EUR	3,500	(7)	(1)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.800	07/20/2016		3,500	(10)	(15)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	07/20/2016		3,400	(7)	(2)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	07/20/2016		3,300	(7)	(1)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.200	08/17/2016		3,500	(9)	(3)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		2,300	(8)	(3)
CBK	Call - OTC CDX.IG-26 5-Year Index	Buy	0.700	07/20/2016		$6,050	(8)	(1)
	Call - OTC CDX.IG-26 5-Year Index	Buy	0.750	07/20/2016		4,300	(4)	(3)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.100	07/20/2016		1,850	(3)	0
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.050	09/21/2016		3,000	(5)	(4)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.100	09/21/2016		3,500	(7)	(3)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	08/17/2016	EUR	2,300	(6)	(5)
GST	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.550	07/20/2016		5,850	(4)	0
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.650	07/20/2016		5,850	(4)	(1)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.950	07/20/2016		5,850	(12)	(7)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.050	07/20/2016		5,850	(10)	(3)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.650	08/17/2016		4,200	(4)	(2)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	08/17/2016		6,600	(12)	(14)
JPM	Call - OTC CDX.IG-26 5-Year Index	Buy	0.700	07/20/2016		$4,600	(5)	(1)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.000	07/20/2016		4,600	(7)	(1)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	07/20/2016	EUR	6,000	(6)	0
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.650	07/20/2016		5,700	(5)	(1)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	0.950	07/20/2016		5,700	(9)	(6)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	07/20/2016		7,000	(13)	(2)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	07/20/2016		6,000	(12)	(1)
MYC	Put - OTC CDX.IG-26 5-Year Index	Sell	1.150	08/17/2016		$6,700	(11)	(2)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.000	09/21/2016		6,700	(13)	(13)
SOG	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	07/20/2016	EUR	8,800	(11)	0
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	07/20/2016		8,800	(10)	(2)

							$(256)	$(104)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	4.000	09/19/2016	$1,500	$(11)	$(3)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(39)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	06/28/2019	$500	$(7)	$(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	7,700	(319)	(5)
BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.940	07/18/2016	1,100	(6)	0
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	11,700	(469)	(7)
FBF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.970	07/19/2016	1,100	(6)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	3,400	(57)	(95)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	7,800	(324)	(5)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	06/28/2019	500	(8)	(8)

							$(1,196)	$(127)

Total Written Options							$(1,502)	$(234)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	06/20/2021	1.390%		$800	$(8)	$(6)	$0	$(14)
BPS	BHP Billiton Finance USA Ltd.	1.000	06/20/2021	1.474		400	(16)	7	0	(9)
	Italy Government International Bond	1.000	06/20/2021	1.390		600	(4)	(7)	0	(11)
	Volkswagen International Finance NV	1.000	06/20/2021	1.300	EUR	500	(25)	17	0	(8)
BRC	Goldman Sachs Group, Inc.	1.000	06/20/2021	1.092		$1,100	(10)	6	0	(4)
	Italy Government International Bond	1.000	06/20/2021	1.390		700	(6)	(7)	0	(13)
	Mexico Government International Bond	1.000	06/20/2021	1.541		1,400	(43)	7	0	(36)

							$(112)	$17	$0	$(95)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.BBB-.7 Index	3.000%	01/17/2047	$350	$(35)	$(1)	$0	$(36)
MYC	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	350	(38)	3	0	(35)

					$(73)	$2	$0	$(71)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	9,182	3-Month USD-LIBOR less a specified spread	03/23/2017	$35,939	$0	$491	$491	$0

Total Swap Agreements							$(185)	$510	$491	$(166)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $174 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$70,017	$0	$70,017
Industrials	0	130,135	0	130,135
Utilities	0	74,620	0	74,620
Municipal Bonds & Notes
California	0	12,384	0	12,384
Georgia	0	3,957	0	3,957
Illinois	0	3,068	0	3,068
Michigan	0	1,274	0	1,274
Nevada	0	230	0	230
New Jersey	0	536	0	536
New York	0	2,600	0	2,600
North Carolina	0	337	0	337
Ohio	0	2,633	0	2,633
West Virginia	0	91	0	91
U.S. Government Agencies	0	72,958	0	72,958
U.S. Treasury Obligations	0	186,786	0	186,786
Non-Agency Mortgage-Backed Securities	0	21,341	0	21,341
Asset-Backed Securities	0	9,889	0	9,889
Sovereign Issues	0	9,707	0	9,707
Common Stocks
Financials	25	0	0	25
Short-Term Instruments
Repurchase Agreements	0	656	0	656
	$25	$603,219	$0	$603,244

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,707	$0	$0	$22,707

Total Investments	$22,732	$603,219	$0	$625,951

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(1,144)	0	(1,144)
U.S. Treasury Obligations	0	0	0	0
	$0	$(1,144)	$0	$(1,144)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,930	119	0	6,049
Over the counter	0	1,292	0	1,292
	$5,930	$1,411	$0	$7,341

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	(28)	(717)	0	(745)

	$(28)	$(720)	$0	$(748)

Totals	$28,634	$602,766	$0	$631,400

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.0%
BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$1,796	$1,798
Charter Communications Operating LLC
3.500% due 01/24/2023		1,796	1,798
FCA US LLC
3.500% due 05/24/2017		923	924

Total Bank Loan Obligations (Cost $4,491)			4,520

CORPORATE BONDS & NOTES 17.1%
BANKING & FINANCE 11.8%
ABN AMRO Bank NV
4.750% due 07/28/2025		500	521
Ally Financial, Inc.
6.250% due 12/01/2017		2,300	2,415
8.000% due 03/15/2020		482	543
Australia & New Zealand Banking Group Ltd.
6.750% due 06/15/2026 (e)		200	207
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2054	EUR	2,000	2,239
5.000% due 02/09/2056		1,700	2,024
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		$6,800	6,803
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	3,700	4,081
Banco Santander S.A.
6.250% due 09/11/2021 (e)		600	566
Bank of America Corp.
1.516% due 04/01/2019		$8,300	8,285
2.000% due 01/11/2018		2,519	2,537
2.650% due 04/01/2019		6,900	7,079
5.650% due 05/01/2018		1,000	1,072
5.750% due 12/01/2017		5,700	6,035
6.100% due 03/17/2025 (e)		5,700	5,793
6.400% due 08/28/2017		769	812
6.500% due 08/01/2016		200	201
6.875% due 04/25/2018		8,000	8,738
7.625% due 06/01/2019		400	463
Barclays Bank PLC
10.179% due 06/12/2021		16,340	20,595
14.000% due 06/15/2019 (e)	GBP	1,100	1,779
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	1,200	1,185
8.000% due 12/15/2020 (e)		1,800	1,872
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$10,900	11,885
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		1,000	980
7.625% due 03/30/2021 (e)		2,300	2,306
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	4,000	4,493
CIT Group, Inc.
5.250% due 03/15/2018		$3,300	3,408
Citigroup, Inc.
1.306% due 11/15/2016		8,000	8,005
5.950% due 05/15/2025 (e)		1,500	1,468
Cooperatieve Rabobank UA
3.875% due 02/08/2022		2,000	2,175
8.375% due 07/26/2016 (e)		200	201
Credit Agricole S.A.
1.201% due 06/12/2017		16,800	16,805
Eksportfinans ASA
5.500% due 06/26/2017		900	933
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	1,100	1,468
Ford Motor Credit Co. LLC
1.413% due 01/17/2017		$3,100	3,105
General Motors Financial Co., Inc.
2.400% due 04/10/2018		15,300	15,427
2.625% due 07/10/2017		2,900	2,928
3.450% due 04/10/2022		3,200	3,202
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	1,400	1,592

Goldman Sachs Group, Inc.
1.324% due 05/22/2017		$3,600	3,603
HDFC Bank Ltd.
3.000% due 11/30/2016		900	906
HSBC Holdings PLC
3.400% due 03/08/2021		1,300	1,341
4.300% due 03/08/2026		1,000	1,062
6.000% due 09/29/2023 (e)	EUR	400	428
HSBC USA, Inc.
1.402% due 08/07/2018		$3,900	3,881
International Lease Finance Corp.
7.125% due 09/01/2018		1,750	1,926
JPMorgan Chase & Co.
4.400% due 07/22/2020		1,200	1,310
LeasePlan Corp. NV
2.500% due 05/16/2018		1,500	1,501
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	14
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		6,200	8,471
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	2,700	3,406
Morgan Stanley
1.918% due 04/25/2018		$4,100	4,141
6.250% due 08/28/2017		300	316
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	3,100	3,438
Nova Ljubljanska Banka dd
2.875% due 07/03/2017		5,100	5,759
Novo Banco S.A.
5.000% due 05/23/2019		500	410
PHH Corp.
6.375% due 08/15/2021		$4,250	3,751
Rio Oil Finance Trust
9.250% due 07/06/2024		1,881	1,625
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		500	461
8.000% due 08/10/2025 (e)		400	374
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		3,400	3,403
SL Green Realty Corp.
4.500% due 12/01/2022		4,600	4,802
Swedbank Hypotek AB
1.375% due 03/28/2018		6,000	6,031
Synchrony Financial
1.867% due 02/03/2020		3,200	3,101
2.700% due 02/03/2020		2,100	2,108
UBS AG
5.125% due 05/15/2024		8,800	8,986
7.250% due 02/22/2022		1,800	1,850
7.625% due 08/17/2022		4,700	5,334
UBS Group AG
5.750% due 02/19/2022 (e)	EUR	200	224
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		$700	713
4.125% due 09/24/2025		800	832
Volkswagen Bank GmbH
0.152% due 11/27/2017	EUR	2,000	2,199
Wells Fargo & Co.
1.056% due 09/14/2018		$11,800	11,745
2.600% due 07/22/2020		3,400	3,497
Westpac Banking Corp.
1.850% due 11/26/2018		500	507

			269,682

INDUSTRIALS 2.8%
AbbVie, Inc.
1.800% due 05/14/2018		2,700	2,720
2.500% due 05/14/2020		1,100	1,127
3.200% due 11/06/2022		100	104
3.600% due 05/14/2025		300	315
4.500% due 05/14/2035		200	209
4.700% due 05/14/2045		200	213
Actavis Funding SCS
1.911% due 03/12/2020		1,000	1,004
4.550% due 03/15/2035		1,000	1,028
Amgen, Inc.
1.254% due 05/22/2019		2,900	2,902
Boston Scientific Corp.
2.850% due 05/15/2020		3,500	3,629
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		800	823

Charter Communications Operating LLC
4.464% due 07/23/2022		1,800	1,941
4.908% due 07/23/2025		1,400	1,529
6.384% due 10/23/2035		300	356
6.484% due 10/23/2045		600	719
6.834% due 10/23/2055		100	119
Cigna Corp.
4.500% due 03/15/2021		200	220
CNH Industrial Capital LLC
3.625% due 04/15/2018		4,500	4,523
CNPC General Capital Ltd.
1.526% due 05/14/2017		1,400	1,400
2.750% due 05/14/2019		200	204
CVS Health Corp.
3.500% due 07/20/2022		100	108
3.875% due 07/20/2025		1,240	1,367
ERAC USA Finance LLC
6.200% due 11/01/2016		1,000	1,017
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,900	2,022
4.500% due 12/06/2016	JPY	256,000	2,406
Kraft Heinz Foods Co.
1.600% due 06/30/2017		$700	702
2.000% due 07/02/2018		600	608
3.500% due 07/15/2022		100	106
3.950% due 07/15/2025		100	109
5.000% due 07/15/2035		100	115
5.200% due 07/15/2045		200	238
Leonardo-Finmeccanica SpA
8.000% due 12/16/2019	GBP	3,000	4,603
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		$1,900	1,915
NXP BV
3.500% due 09/15/2016		3,230	3,235
QUALCOMM, Inc.
4.800% due 05/20/2045		500	522
Rogers Communications, Inc.
6.800% due 08/15/2018		2,300	2,548
Schaeffler Finance BV
4.250% due 05/15/2021		1,650	1,681
Sensata Technologies BV
4.875% due 10/15/2023		3,250	3,262
Time Warner Cable, Inc.
6.750% due 07/01/2018		1,567	1,720
Williams Partners LP
4.500% due 11/15/2023		1,100	1,057
Wynn Macau Ltd.
5.250% due 10/15/2021		1,900	1,858
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		3,500	3,503
2.700% due 04/01/2020		2,200	2,229
3.550% due 04/01/2025		2,100	2,169

			64,185

UTILITIES 2.5%
AT&T, Inc.
4.500% due 05/15/2035		200	205
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		9,500	9,522
Dominion Resources, Inc.
1.900% due 06/15/2018		385	387
Embarq Corp.
7.995% due 06/01/2036		200	201
Exelon Corp.
2.850% due 06/15/2020		1,000	1,033
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		314	91
Petrobras Global Finance BV
2.768% due 01/15/2019		1,900	1,721
3.536% due 03/17/2020		1,200	1,062
5.750% due 01/20/2020		3,500	3,385
7.875% due 03/15/2019		5,600	5,796
8.375% due 05/23/2021		3,400	3,517
Severn Trent Utilities Finance PLC
6.125% due 02/26/2024	GBP	4,000	6,830
Sinopec Group Overseas Development Ltd.
1.409% due 04/10/2017		$5,500	5,507
1.750% due 04/10/2017		8,900	8,932
Sprint Communications, Inc.
8.375% due 08/15/2017		7,100	7,313

Verizon Communications, Inc.
2.406% due 09/14/2018	1,500	1,538

		57,040

Total Corporate Bonds & Notes (Cost $393,585)		390,907

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	1,300	1,887

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	700	739
7.750% due 01/01/2042	1,200	1,220

		1,959

Total Municipal Bonds & Notes (Cost $3,168)		3,846

U.S. GOVERNMENT AGENCIES 4.0%
Fannie Mae
0.573% due 03/25/2034	7	7
0.583% due 03/25/2036	261	251
0.803% due 09/25/2042	199	198
1.875% due 11/25/2023	36	37
1.953% due 04/25/2024	35	36
2.127% due 08/01/2035	236	248
2.318% due 09/01/2035	162	170
2.386% due 07/01/2032	18	18
2.425% due 10/01/2035	146	155
2.447% due 10/01/2035	99	105
2.514% due 07/01/2035	192	202
2.523% due 08/01/2036	234	246
2.539% due 10/01/2035	130	139
2.553% due 02/01/2034	83	86
2.559% due 09/01/2031	1	1
2.668% due 11/01/2034	167	176
2.779% due 02/01/2035	86	91
2.897% due 03/01/2036	598	634
4.000% due 10/01/2030 - 08/01/2042	59,744	65,650
5.500% due 02/01/2024 - 09/01/2027	50	56
Freddie Mac
0.642% due 10/15/2020	26	26
0.842% due 11/15/2043	3,758	3,755
1.610% due 10/25/2044	67	70
1.810% due 07/25/2044	313	322
2.109% due 09/01/2035	51	54
5.500% due 08/15/2030	0	1
Ginnie Mae
0.842% due 03/16/2032	10	10
0.956% due 08/20/2062	2,175	2,167
2.000% due 11/20/2024	31	32
3.500% due 02/15/2045 - 03/15/2045	9,113	9,681
Ginnie Mae, TBA
4.000% due 07/01/2046	5,000	5,373
Overseas Private Investment Corp.
4.140% due 05/15/2030	1,160	1,314

Total U.S. Government Agencies (Cost $87,052)		91,311

U.S. TREASURY OBLIGATIONS 59.7%
U.S. Treasury Bonds
2.500% due 02/15/2046 (g)	31,900	33,248
3.000% due 11/15/2044	1,950	2,245
3.125% due 08/15/2044	1,200	1,414
3.750% due 11/15/2043 (g)	16,000	21,131
U.S. Treasury Floating Rate Notes
0.450% due 04/30/2018 (k)	655	655
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (i)	14,668	15,015
0.125% due 07/15/2024 (g)	45,942	46,466
0.250% due 01/15/2025	91,405	92,904
0.750% due 02/15/2045	11,175	11,257
1.750% due 01/15/2028	1,142	1,337
2.375% due 01/15/2025 (i)	16,245	19,420
2.375% due 01/15/2027	17,438	21,433
2.500% due 01/15/2029	59,054	74,945
U.S. Treasury Notes
1.375% due 09/30/2020 (i)	121,200	123,444
1.375% due 10/31/2020 (i)(k)	98,300	100,109

1.750% due 12/31/2020		200,400	207,336
1.875% due 08/31/2022 (i)		293,800	305,500
1.875% due 10/31/2022 (i)(k)		91,700	95,323
2.000% due 11/30/2020 (i)(k)		34,100	35,645
2.000% due 07/31/2022 (i)(k)		38,100	39,909
2.000% due 08/15/2025 (k)		19,900	20,817
2.125% due 08/31/2020 (i)		69,100	72,503
2.125% due 05/15/2025 (i)(k)		20,450	21,614
2.250% due 11/15/2025 (k)		800	854

Total U.S. Treasury Obligations (Cost $1,324,255)			1,364,524

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
American Home Mortgage Assets Trust
0.643% due 05/25/2046 ^		1,020	744
0.663% due 10/25/2046		348	232
American Home Mortgage Investment Trust
2.478% due 09/25/2045		238	230
2.978% due 02/25/2045		420	420
Banc of America Funding Trust
0.678% due 06/20/2047		9,655	9,265
3.017% due 01/20/2047 ^		48	41
Banc of America Re-REMIC Trust
5.807% due 02/24/2051		163	165
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035		103	103
Bear Stearns ALT-A Trust
2.860% due 08/25/2036 ^		598	382
2.885% due 07/25/2035		8,508	7,467
2.913% due 05/25/2035		179	172
Berica ABS SRL
0.019% due 12/31/2055	EUR	414	457
Berica Residential MBS SRL
0.066% due 03/31/2048		893	984
Citigroup Commercial Mortgage Trust
2.316% due 09/10/2045 (a)		$8,487	616
5.810% due 06/14/2050		128	130
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035		316	313
5.091% due 09/25/2037 ^		464	419
Countrywide Alternative Loan Trust
0.623% due 11/25/2036		2,552	2,010
0.658% due 03/20/2046		1,193	885
0.658% due 07/20/2046 ^		777	380
1.003% due 05/25/2035		2,789	2,442
2.487% due 10/20/2035		497	343
3.213% due 06/25/2037		1,424	1,221
Countrywide Home Loan Mortgage Pass-Through Trust
0.743% due 04/25/2035		134	115
1.093% due 03/25/2035		84	69
Credit Suisse First Boston Mortgage Securities Corp.
2.539% due 06/25/2033		76	74
Credit Suisse Mortgage Capital Certificates
0.753% due 01/27/2037		2,366	1,259
Downey Savings & Loan Association Mortgage Loan Trust
0.708% due 08/19/2045		494	420
2.667% due 07/19/2044		38	37
First Horizon Alternative Mortgage Securities Trust
2.472% due 03/25/2035		120	95
First Horizon Mortgage Pass-Through Trust
2.929% due 08/25/2035		31	28
First Republic Mortgage Loan Trust
0.792% due 11/15/2031		40	38
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		2,830	2,876
GreenPoint Mortgage Funding Trust
0.633% due 01/25/2037		13,328	10,735
GSMSC Pass-Through Trust
0.896% due 12/26/2036		5,132	1,241
GSR Mortgage Loan Trust
0.643% due 08/25/2046		158	155
2.876% due 09/25/2035		100	101
HomeBanc Mortgage Trust
2.719% due 04/25/2037 ^		789	503
IndyMac Mortgage Loan Trust
0.663% due 05/25/2046		1,257	1,032
0.753% due 06/25/2037 ^		284	149
1.233% due 05/25/2034		13	12
2.837% due 12/25/2034		26	24
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036		4,742	3,823
JPMorgan Mortgage Trust
2.954% due 02/25/2035		60	57
6.000% due 01/25/2036 ^		545	437

Merrill Lynch Mortgage Investors Trust
0.663% due 02/25/2036	116	105
0.703% due 11/25/2035	14	13
1.457% due 10/25/2035	25	24
Morgan Stanley Capital Trust
6.102% due 06/11/2049	71	74
RBSSP Resecuritization Trust
0.946% due 08/26/2037	3,078	1,132
2.365% due 10/26/2035	4,489	4,531
Residential Accredit Loans, Inc. Trust
0.603% due 02/25/2047	5,483	4,371
0.613% due 01/25/2037	13,467	10,723
0.623% due 01/25/2037	8,429	6,548
0.638% due 12/25/2036	210	158
0.753% due 01/25/2035	136	130
1.655% due 11/25/2037	13,135	8,793
3.372% due 09/25/2034	9,628	9,467
5.000% due 09/25/2036 ^	440	336
6.000% due 03/25/2037 ^	5,179	4,507
Residential Asset Securitization Trust
0.803% due 10/25/2018	60	59
5.500% due 09/25/2035 ^	5,323	4,578
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047	187	187
5.420% due 01/16/2049	129	129
5.695% due 09/16/2040	95	96
6.102% due 06/16/2049	120	122
6.147% due 02/16/2051	272	273
Structured Adjustable Rate Mortgage Loan Trust
1.810% due 01/25/2035	159	124
Structured Asset Mortgage Investments Trust
0.573% due 08/25/2036	17,075	12,836
0.643% due 07/25/2046 ^	5,627	4,088
0.673% due 05/25/2036	192	143
0.673% due 05/25/2046	590	317
0.698% due 07/19/2035	134	128
0.733% due 02/25/2036 ^	383	314
1.765% due 02/25/2036 ^	1,596	1,458
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.806% due 06/25/2033	50	49
2.957% due 07/25/2032	2	1
UBS-Barclays Commercial Mortgage Trust
1.203% due 03/10/2046 (a)	28,457	1,528
WaMu Mortgage Pass-Through Certificates Trust
0.743% due 10/25/2045	1,704	1,588
0.763% due 01/25/2045	83	79
1.093% due 01/25/2045	82	77
Washington Mutual Mortgage Pass-Through Certificates Trust
1.267% due 11/25/2046	5,436	3,919
1.287% due 10/25/2046 ^	7,683	5,451
Wells Fargo Commercial Mortgage Trust
1.472% due 02/15/2027	2,200	2,198
Wells Fargo Mortgage-Backed Securities Trust
2.785% due 10/25/2033	51	51

Total Non-Agency Mortgage-Backed Securities (Cost $142,557)		143,406

ASSET-BACKED SECURITIES 11.9%
Aames Mortgage Investment Trust
2.478% due 01/25/2035	5,000	4,151
ACE Securities Corp. Home Equity Loan Trust
0.693% due 12/25/2036	18,859	11,307
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.903% due 10/25/2035	1,400	1,290
0.923% due 10/25/2035	9,500	6,921
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.963% due 10/25/2035	7,530	6,288
1.473% due 10/25/2034	1,000	901
Asset-Backed Securities Corp. Home Equity Loan Trust
1.548% due 02/25/2035	1,398	1,147
Bear Stearns Asset-Backed Securities Trust
0.903% due 08/25/2036	9,500	8,283
3.141% due 10/25/2036	643	620
Carlyle High Yield Partners Ltd.
0.848% due 04/19/2022	4,947	4,862
Cavalry CLO Ltd.
2.003% due 01/16/2024	3,451	3,446
COA Summit CLO Ltd.
1.984% due 04/20/2023	820	821
Countrywide Asset-Backed Certificates
0.593% due 06/25/2035	7,013	5,083
0.593% due 01/25/2037	1,753	1,186
0.633% due 11/25/2047 ^	3,357	2,251
0.653% due 06/25/2047	4,457	3,042

0.663% due 05/25/2047	8,799	5,079
0.703% due 01/25/2046	6,564	4,120
0.733% due 09/25/2036	6,480	5,879
First Franklin Mortgage Loan Trust
0.593% due 09/25/2036	46	43
1.323% due 09/25/2034	1,671	1,576
Fremont Home Loan Trust
0.783% due 01/25/2036	475	392
GE-WMC Mortgage Securities Trust
0.493% due 08/25/2036	9	5
GSAMP Trust
0.633% due 11/25/2035	69	14
0.703% due 05/25/2046	12,450	8,985
0.773% due 03/25/2046	10,400	7,979
2.253% due 06/25/2035	6,927	5,694
JPMorgan Mortgage Acquisition Trust
0.713% due 03/25/2037	487	361
LCM LP
1.581% due 04/15/2022	16,602	16,570
Lockwood Grove CLO Ltd.
2.008% due 01/25/2024	3,687	3,672
Long Beach Mortgage Loan Trust
0.623% due 12/25/2036	15,035	7,001
0.713% due 08/25/2045	1,635	1,273
0.883% due 11/25/2035	1,000	856
1.013% due 10/25/2034	186	174
1.188% due 08/25/2035	358	311
MASTR Asset-Backed Securities Trust
0.563% due 11/25/2036	26,288	11,905
1.196% due 10/25/2035 ^	5,660	4,248
Merrill Lynch Mortgage Investors Trust
0.563% due 07/25/2037	20,151	10,213
0.563% due 08/25/2037	8,417	5,115
Morgan Stanley ABS Capital, Inc. Trust
0.583% due 10/25/2036	1,500	1,166
0.583% due 02/25/2037	7,958	5,640
0.613% due 04/25/2036	1,822	1,799
0.613% due 09/25/2036	1,375	721
1.158% due 12/25/2034	1,740	1,492
NovaStar Mortgage Funding Trust
1.533% due 06/25/2035	3,494	2,946
Octagon Investment Partners Ltd.
1.574% due 05/05/2023	1,364	1,365
Option One Mortgage Loan Trust
0.813% due 01/25/2036	7,800	5,140
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.503% due 10/25/2034	1,800	1,543
2.253% due 12/25/2034	1,208	1,059
Race Point CLO Ltd.
1.637% due 12/15/2022	976	974
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	13,404	6,591
Residential Asset Mortgage Products Trust
0.666% due 12/25/2035	1,554	1,186
0.913% due 10/25/2035	6,890	5,941
Residential Asset Securities Corp. Trust
0.723% due 08/25/2036	15,000	11,218
0.923% due 11/25/2035	4,493	3,326
Securitized Asset-Backed Receivables LLC Trust
0.623% due 08/25/2036	821	346
0.693% due 07/25/2036	5,659	3,037
1.113% due 08/25/2035	5,000	3,300
Soundview Home Loan Trust
0.613% due 10/25/2036	9,870	8,869
0.633% due 02/25/2037	827	332
Specialty Underwriting & Residential Finance Trust
1.428% due 12/25/2035	537	481
Structured Asset Investment Loan Trust
0.583% due 07/25/2036	1,913	1,321
0.603% due 09/25/2036	4,944	4,071
1.383% due 06/25/2035	10,000	7,145
Structured Asset Securities Corp. Mortgage Loan Trust
0.613% due 03/25/2036	870	707
0.623% due 12/25/2036	4,178	3,791
1.957% due 04/25/2035	300	284
Venture CDO Ltd.
0.855% due 07/22/2021	960	940
VOLT LLC
3.500% due 02/25/2055	9,927	9,896
4.250% due 02/26/2046	2,237	2,242
4.250% due 03/26/2046	3,034	3,041

WaMu Asset-Backed Certificates Trust
0.678% due 05/25/2047		8,583	6,437

Total Asset-Backed Securities (Cost $274,526)			271,411

SOVEREIGN ISSUES 7.2%
Autonomous Community of Catalonia
4.950% due 02/11/2020 (g)	EUR	15,296	17,781
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	393,580	118,410
0.000% due 01/01/2017 (c)		5,230	1,525
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$4,700	5,198
Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2026	EUR	9,400	13,462
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	670,000	6,140
4.750% due 04/17/2019	EUR	1,100	1,107
Slovenia Government International Bond
4.125% due 02/18/2019		$700	738
4.750% due 05/10/2018		900	948

Total Sovereign Issues (Cost $148,420)			165,309

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
GMAC Capital Trust
6.411% due 02/15/2040		58,000	1,439

Total Preferred Securities (Cost $1,362)			1,439

SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (f) 1.1%			26,184

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 1.2%
0.250% due 07/21/2016 - 12/08/2016 (b)(c)(g)(i)(k)		28,168	28,153

Total Short-Term Instruments (Cost $54,333)			54,337

Total Investments in Securities (Cost $2,433,749)			2,491,010

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		28,370	280

Total Short-Term Instruments (Cost $280)			280

Total Investments in Affiliates (Cost $280)			280

Total Investments 108.9% (Cost $2,434,029)			$2,491,290
Financial Derivative Instruments (h)(j) 1.4% (Cost or Premiums, net $29,625)			31,271
Other Assets and Liabilities, net (10.3)%			(236,161)

Net Assets 100.0%			$2,286,400

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.200%	06/30/2016	07/01/2016	$23,420	U.S. Treasury Bonds 4.500% due 02/15/2036	$(23,324)	$23,420	$23,420
SSB	0.010	06/30/2016	07/01/2016	2,764	U.S. Treasury Notes 0.750% due 12/31/2017	(2,822)	2,764	2,764

Total Repurchase Agreements						$(26,146)	$26,184	$26,184

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOS	0.700%	06/30/2016	07/01/2016			$(21,320)	$(21,321)
BRC	(1.500)	06/24/2016	TBD	(2)	EUR	(4,691)	(5,204)
DEU	1.000	06/30/2016	07/01/2016			$(1,020)	(1,020)

Total Reverse Repurchase Agreements							$(27,545)

(2)	Open maturity reverse repurchase agreement.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
BCY	0.200%	06/30/2016	07/01/2016	$(5,337)	$(5,338)
GSC	0.460	05/11/2016	07/11/2016	(1,278)	(1,279)
NOM	0.550	07/01/2016	10/03/2016	(21,332)	(21,362)

Total Sale-Buyback Transactions					$(27,979)

(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(8,565) at a weighted average interest rate of 0.187%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	3.500%	07/01/2046	$13,100	$(10,139)	$(10,234)
Fannie Mae, TBA	4.000	07/01/2046	82,600	(88,216)	(88,551)
U.S. Treasury Bonds	4.500	02/15/2036	16,000	(23,169)	(23,324)

Total Short Sales				$(121,524)	$(122,109)

(4)	Payable for short sales includes $271 of accrued interest.

(g)	Securities with an aggregate market value of $55,243 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$110.500	08/26/2016	4,900	$42	$80
Call - CBOT U.S. Treasury 2-Year Note September Futures	111.750	08/26/2016	17	0	0
Put - CBOT U.S. Treasury 5-Year Note September Futures	114.000	08/26/2016	1,370	12	1
Put - CBOT U.S. Treasury 5-Year Note September Futures	114.750	08/26/2016	1,000	9	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	119.500	08/26/2016	1,700	14	2

				$77	$84

Total Purchased Options				$77	$84

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,814	$(3,253)	$0	$(68)
90-Day Eurodollar September Futures	Short	09/2016	5	(8)	0	0
Australia Government 10-Year Bond September Futures	Long	09/2016	29	34	5	(5)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	281	140	40	(6)
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	281	(41)	16	(22)
Call Options Strike @ EUR 169.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	281	47	22	0
Euro-Bobl September Futures	Long	09/2016	292	360	10	(10)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	606	(540)	0	(387)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	299	1,052	86	0
Mini MSCI EAFE Index September Futures	Short	09/2016	1,507	(357)	0	(1,674)
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	281	156	6	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	281	268	25	0
Put Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	281	(371)	0	(47)
U.S. Treasury 2-Year Note September Futures	Short	09/2016	4,987	(5,143)	0	(701)
U.S. Treasury 5-Year Note September Futures	Long	09/2016	9,809	19,694	766	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	1,898	6,361	0	(148)
U.S. Treasury 30-Year Bond September Futures	Short	09/2016	18	(174)	12	0
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2016	160	(1,343)	145	0
United Kingdom Long Gilt September Futures	Short	09/2016	167	(905)	0	(107)

Total Futures Contracts				$15,977	$1,133	$(3,175)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020	$167,200	$1,558	$892	$254	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018		$1,007,800	$3,639	$3,398	$200	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		676,000	(16,389)	(6,403)	0	(230)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		630,100	(29,391)	(16,232)	0	(32)
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		221,700	(4,510)	113	65	0
Receive	3-Month USD-LIBOR	1.934	09/01/2022		88,300	(4,897)	(4,573)	48	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		647,800	(46,099)	(22,249)	411	0
Pay	3-Month USD-LIBOR	2.000	06/15/2023		101,600	5,708	2,613	0	(88)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		30,100	(2,574)	(2,161)	58	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		20,200	(1,645)	(1,719)	44	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		144,200	(3,784)	(582)	348	0
Receive	3-Month USD-LIBOR *	2.500	12/16/2030		6,700	(788)	(723)	30	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		21,800	74	74	45	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		66,300	(13,998)	(12,399)	736	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		60,400	(9,164)	(4,305)	663	0
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		16,400	(1,169)	(65)	190	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	119,200	4,799	3,047	314	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		3,500	(449)	(343)	0	(23)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	3,100	(179)	(126)	0	(5)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		38,400	(4,016)	(2,511)	0	(53)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		42,500	(2,631)	(2,925)	0	(78)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		6,700	(1,224)	(1,060)	0	(47)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	7,300,000	(2,541)	(1,665)	33	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	88,800	(29)	(7)	4	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		253,500	37	(134)	14	0
Pay	28-Day MXN-TIIE	5.615	05/21/2021		6,800	2	2	1	0
Pay	28-Day MXN-TIIE	5.640	06/04/2021		8,000	3	(1)	1	0
Pay	28-Day MXN-TIIE	5.630	07/07/2021		21,700	6	(3)	3	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		21,500	4	(2)	3	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		30,000	1	0	5	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		207,100	(78)	86	34	0

						$(131,282)	$(70,855)	$3,250	$(556)

Total Swap Agreements						$(129,724)	$(69,963)	$3,504	$(556)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $75,667 and cash of $4,143 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	DKK	21,564		$3,292	$75	$0
	07/2016		$750,095	EUR	680,667	5,275	0
	07/2016		148	ILS	573	1	0
	07/2016		1,355	SEK	11,285	0	(21)
	08/2016	CNH	66,517		$9,807	0	(157)
	08/2016	EUR	680,667		750,898	0	(5,244)
	08/2016		$15,119	CNH	99,679	0	(187)
	10/2016	CNH	381,493		$58,399	1,419	0
	10/2016	DKK	10,900		1,638	6	0
BPS	07/2016	BRL	123,172		34,243	0	(4,101)
	07/2016	GBP	349,961		513,851	47,966	0
	07/2016		$1,770	AUD	2,338	0	(26)
	07/2016		37,340	BRL	123,172	1,020	(16)
	07/2016		14,628	NOK	123,873	174	0
	07/2016		66,896	SEK	567,851	220	0
	08/2016	BRL	110,754		$32,651	0	(1,529)
	08/2016	CNH	72,787		11,000	97	0
	08/2016	NOK	123,873		14,627	0	(174)
	08/2016	SEK	567,851		66,981	0	(216)
	08/2016		$5,522	CNH	36,224	0	(96)
	08/2016		7,468	JPY	766,000	0	(44)
	10/2016	BRL	10,700		$2,545	0	(696)
	10/2016	CNH	32,731		4,879	0	(10)
BRC	07/2016	ILS	716		186	0	0
	07/2016		$158	ILS	605	0	(1)
	08/2016	RUB	175,133		$2,659	0	(48)
	08/2016	SGD	539		391	0	(9)
	08/2016		$4,253	HKD	33,010	4	0
	10/2016		13,219	CNH	89,372	130	0
CBK	07/2016	AUD	3,010		$2,173	0	(72)
	07/2016	BRL	106,356		27,661	0	(5,448)
	07/2016	CHF	218,186		220,328	0	(3,109)
	07/2016	DKK	25,752		3,866	23	0
	07/2016	EUR	16,723		18,656	97	0
	07/2016	GBP	6,567		9,502	760	0
	07/2016	JPY	785,263		7,099	0	(505)
	07/2016	NOK	1,548		185	0	0
	07/2016	NZD	83		56	0	(3)
	07/2016	SEK	7,306		877	13	0
	07/2016		$33,135	BRL	106,356	0	(26)
	07/2016		480	DKK	3,134	0	(12)
	07/2016		25,123	EUR	22,182	0	(506)
	07/2016		4,987	GBP	3,464	0	(376)
	07/2016		344	ILS	1,325	1	(2)
	07/2016		676,011	JPY	69,189,696	0	(5,990)
	07/2016		158	NOK	1,288	0	(4)
	07/2016		45	NZD	62	0	(1)
	07/2016		693	SEK	5,647	0	(26)
	08/2016	JPY	69,189,696		$676,685	6,095	0
	08/2016	MXN	9,854		530	0	(6)
	08/2016	SGD	45,170		33,264	0	(254)
	08/2016		$38,076	CNH	249,211	0	(747)
	08/2016		1,418	EUR	1,271	0	(7)
	08/2016		240	MXN	4,408	0	(1)
	10/2016	BRL	89,140		$21,910	0	(5,087)
	10/2016	CNH	298,934		43,848	0	(801)
	10/2016		$49,735	CNH	324,722	0	(1,234)
DUB	07/2016	ILS	65,226		$17,308	405	0
	10/2016		$7,325	CNH	49,462	63	0
	01/2017	BRL	5,230		$1,240	0	(303)
FBF	08/2016	CHF	202,029		206,594	0	(672)
GLM	07/2016	EUR	730,278		814,680	4,253	0
	07/2016		$15,268	CHF	14,957	48	0
	07/2016		9,831	EUR	8,749	10	(132)
	07/2016		5,723	JPY	605,622	142	0
	08/2016	CHF	14,957		$15,295	0	(49)
	08/2016		$428	SGD	577	0	0
	10/2016	BRL	20,550		$5,041	0	(1,182)
HUS	07/2016	SEK	577,476		69,624	1,370	0
	07/2016		$165	ILS	639	1	0
	08/2016	CNH	111,099		$16,795	153	0
	08/2016	HKD	621,159		80,099	0	(11)
	08/2016	MXN	70,092		3,679	0	(136)
	08/2016		$13,468	CNH	88,678	0	(184)
	08/2016		1,832	HKD	14,209	1	0
	08/2016		359	SGD	492	6	0
	10/2016	CNH	81,668		$11,973	0	(225)
	10/2016		$8,580	CNH	57,131	44	(91)
	01/2021	BRL	3,010		$464	0	(217)
IND	07/2016		$168,907	AUD	228,020	1,150	0
	08/2016	AUD	228,020		$168,734	0	(1,147)
JPM	07/2016		6,769		4,907	0	(141)
	07/2016	BRL	172,456		53,728	42	0
	07/2016	CHF	8,450		8,551	0	(103)
	07/2016	EUR	1,261		1,438	38	0
	07/2016	GBP	6,271		8,499	177	(26)
	07/2016	JPY	995,600		9,363	0	(279)
	07/2016		$1,711	AUD	2,325	23	0
	07/2016		47,370	BRL	172,456	6,316	0
	07/2016		2,274	CHF	2,174	0	(48)
	07/2016		2,074	EUR	1,847	0	(24)
	07/2016		12,188	GBP	8,331	0	(1,097)
	07/2016		8,556	JPY	891,200	74	0
	07/2016		1,020	NOK	8,325	0	(25)
	08/2016	HKD	7,414		$955	0	(1)
	08/2016		$16,237	BRL	55,467	880	0
	08/2016		6,530	GBP	4,857	0	(62)
	08/2016		16,924	MXN	306,926	11	(229)
	08/2016		5,499	SGD	7,455	35	(2)
	10/2016	BRL	120,790		$28,392	0	(8,191)
	10/2016	CNH	108,193		15,906	0	(254)
	10/2016		$11,698	CNH	78,509	71	(42)
MSB	07/2016	BRL	119,400		$35,341	0	(1,829)
	07/2016	NOK	131,938		15,828	62	0
	07/2016		$35,414	BRL	119,400	1,755	0
	07/2016		2,160	CHF	2,076	0	(34)
	07/2016		3,071	RUB	207,735	169	0
	08/2016		35,057	BRL	119,400	1,790	0
	10/2016	BRL	152,400		$39,652	0	(6,504)
	10/2016		$1,726	CNH	11,257	0	(45)
NAB	07/2016	AUD	234,411		$168,924	0	(5,900)
	07/2016	NZD	5,373		3,609	0	(227)
	07/2016		$46,719	EUR	42,222	137	0
	07/2016		3,821	NZD	5,394	30	0
	08/2016	EUR	42,222		$46,771	0	(133)
	08/2016	NZD	5,394		3,816	0	(30)
RBC	07/2016		$1,864	AUD	2,509	7	0
	08/2016		345	SGD	477	9	0
	10/2016		4,075	CNH	26,807	0	(71)
SCX	07/2016	DKK	291,660		$43,899	380	0
	07/2016	EUR	10,484		11,738	103	0
	07/2016		$5,624	CHF	5,401	0	(93)
	08/2016	AUD	8,999		$6,669	0	(35)
	08/2016	CNH	54,268		8,200	71	0
	08/2016	KRW	823,513		705	0	(9)
	08/2016	SGD	67,275		48,927	0	(993)
	08/2016		$9,101	CNH	59,939	0	(122)
	10/2016		5,620		37,986	54	0
	02/2017	CNH	79,154		$11,432	0	(321)
SOG	07/2016		$16,309	ILS	62,798	0	(36)
	08/2016	CNH	19,175		$2,900	28	0
	08/2016	ILS	62,798		16,319	36	0
	08/2016		$1,504	CNH	9,857	0	(27)
	08/2016		1,781	HKD	13,809	0	0
	08/2016	ZAR	6,060		$393	0	(15)
	10/2016		$8,362	CNH	56,460	71	0
TOR	07/2016		470,137	GBP	349,805	0	(4,460)
	08/2016	GBP	349,805		$470,256	4,467	0
UAG	07/2016	JPY	68,905,655		626,526	0	(40,744)
	07/2016		$3,395	EUR	3,080	23	0
	07/2016		1,665	GBP	1,199	0	(69)
	08/2016	CNH	15,897		$2,405	24	0
	08/2016		$828	HKD	6,425	1	0
	10/2016	CNH	398,739		$61,058	1,502	0
	01/2017		66,517		9,682	0	(214)
	02/2017		$7,335	CNH	48,646	0	(112)

Total Forward Foreign Currency Contracts						$89,408	$(113,688)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$800	$32	$75
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		67,190	716	198
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	20,000	782	193
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$14,800	622	1,691

							$2,152	$2,157

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$5,600	$548	$750
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	5,600	548	372
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018	11,400	1,053	1,526
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	11,400	1,163	758
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019	19,800	2,269	3,067
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019	19,800	2,269	1,734
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016	184,000	64	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	94,500	181	138
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	18,400	936	538
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	151,900	517	868
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	36,700	1,899	1,074
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	177,300	637	1,013
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	17,900	491	0
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018	11,200	1,122	1,502
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018	11,200	1,122	785
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018	39,300	3,639	5,298
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018	39,300	4,213	2,743
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018	57,000	5,653	8,033
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018	57,000	5,653	3,791
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	57,100	2,745	1,683
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019	40,200	4,630	6,557
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019	40,200	4,630	3,423

							$45,982	$45,653

Total Purchased Options							$48,134	$47,810

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$17,100	$(937)	$(170)
	Call - OTC USD versus RUB		108.000	02/22/2017		800	(32)	(3)
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		134,380	(635)	(206)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		3,991	(514)	(78)
	Put - OTC USD versus BRL		5.000	10/19/2017		3,991	(595)	(1,569)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	11,924	(463)	(118)
	Call - OTC EUR versus MXN		22.650	03/21/2017		11,924	(414)	(310)
	Put - OTC EUR versus USD		$1.090	07/14/2016		31,860	(201)	(69)
	Call - OTC EUR versus USD		1.150	07/14/2016		31,860	(201)	(10)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		$11,970	(1,517)	(233)
	Put - OTC USD versus BRL		5.000	10/19/2017		11,970	(1,806)	(4,706)
	Call - OTC USD versus BRL		6.300	01/11/2018		5,017	(267)	(59)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	20,000	(639)	(89)
	Put - OTC EUR versus MXN		18.900	03/21/2017		17,600	(714)	(174)
	Call - OTC EUR versus MXN		22.650	03/21/2017		17,600	(576)	(458)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016		8,600	(562)	(147)
SOG	Call - OTC EUR versus RUB		85.000	12/02/2016		8,100	(576)	(138)
	Call - OTC USD versus RUB		110.000	02/24/2017		$14,800	(639)	(54)

							$(11,288)	$(8,591)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$92,200	$(959)	$(492)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	20,100	(181)	(361)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	183,900	(1,958)	(982)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	7,400	(123)	(206)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	24,600	(394)	(697)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	12,400	(213)	(345)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	24,900	(423)	(706)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	17,900	(494)	(1,708)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	285,400	(3,021)	(1,619)

							$(7,766)	$(7,116)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$852	$0	$0

Total Written Options					$(19,054)	$(15,707)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Dominion Resources, Inc.	(1.000)%	06/20/2018	0.160%	$385	$(8)	$2	$0	$(6)
BRC	Constellation Energy Group, Inc.	(1.000)	06/20/2020	0.282	1,000	(31)	3	0	(28)
DUB	Goodrich Corp.	(0.510)	09/20/2016	0.031	2,100	0	(3)	0	(3)
FBF	Kraft Heinz Foods Co.	(1.000)	09/20/2020	0.374	1,500	(38)	(2)	0	(40)
GST	Canadian Natural Resources Ltd.	(1.000)	06/20/2017	0.558	800	25	(29)	0	(4)
JPM	Boston Scientific Corp.	(1.000)	06/20/2020	0.341	3,500	(72)	(20)	0	(92)
	Cigna Corp.	(1.000)	03/20/2021	0.407	200	(6)	1	0	(5)

						$(130)	$(48)	$0	$(178)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.339%	EUR	2,500	$(17)	$27	$10	$0
BPS	Dell, Inc.	1.000	09/20/2019	2.709		$400	(18)	(3)	0	(21)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	900	(12)	15	3	0
CBK	Dell, Inc.	1.000	09/20/2019	2.709		$7,200	(372)	(3)	0	(375)
	Sprint Communications, Inc.	5.000	09/20/2019	7.692		4,000	390	(681)	0	(291)
DUB	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.340		6,300	(138)	(7)	0	(145)
GST	Greece Government International Bond	1.000	12/20/2016	11.983		1,200	(262)	209	0	(53)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	800	(11)	14	3	0
JPM	Volvo Treasury AB	1.000	03/20/2021	1.084		1,200	(65)	60	0	(5)

							$(505)	$(369)	$16	$(890)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$400	$54	$(5)	$49	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	400	53	(4)	49	0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	4,800	664	(75)	589	0

					$771	$(84)	$687	$0

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	6,900	$(7)	$(99)	$0	$(106)
BPS	Pay	1-Year BRL-CDI	12.600	01/04/2021	BRL	155,400	13	545	558	0
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	10,300	(2)	(150)	0	(152)
BRC	Receive	1-Year BRL-CDI	14.145	01/04/2021	BRL	173,900	0	(3,291)	0	(3,291)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	140	0	16	16	0
	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		6,300	(11)	461	450	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021	BRL	159,300	343	533	876	0
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	10,100	(2)	(270)	0	(272)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,168	(2)	85	83	0
	Receive	1-Year BRL-CDI	12.379	01/04/2021	BRL	113,600	0	(437)	0	(437)
	Receive	1-Year BRL-CDI	12.409	01/04/2021		217,800	0	(896)	0	(896)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		73,900	3	262	265	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	10	11	0
	Pay	1-Year BRL-CDI	12.560	01/04/2021	BRL	52,800	(5)	307	302	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	2,240	0	148	148	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021	BRL	82,100	62	389	451	0
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	23,300	(50)	(350)	0	(400)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		14,400	(1)	(179)	0	(180)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		60,800	(4)	(1,642)	0	(1,646)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	420	1	29	30	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		800	(1)	58	57	0
UAG	Receive	3-Month EUR-EXT-CPI Index	0.740	01/28/2020	EUR	4,800	(6)	(76)	0	(82)

							$332	$(4,547)	$3,247	$(7,462)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	NDDUEAFE Index	62,325	3-Month USD-LIBOR plus a specified spread	02/23/2017	$275,754	$0	$11,520	$11,520	$0
CBK	Receive	NDDUEAFE Index	48,660	3-Month USD-LIBOR less a specified spread	07/13/2017	221,745	0	2,790	2,790	0
DUB	Receive	NDDUEAFE Index	59,510	3-Month USD-LIBOR plus a specified spread	11/15/2016	278,438	0	(4,049)	0	(4,049)
	Receive	NDDUEAFE Index	50,760	3-Month USD-LIBOR plus a specified spread	01/19/2017	248,129	0	(13,998)	0	(13,998)
	Receive	NDDUEAFE Index	137,864	3-Month USD-LIBOR plus a specified spread	02/16/2017	609,558	0	25,763	25,763	0
	Receive	NDDUEAFE Index	43,063	3-Month USD-LIBOR less a specified spread	06/07/2017	205,667	0	(7,024)	0	(7,024)
	Receive	NDDUEAFE Index	33,465	3-Month USD-LIBOR plus a specified spread	06/21/2017	154,463	0	(15)	0	(15)
FBF	Receive	NDDUEAFE Index	29,364	3-Month USD-LIBOR less a specified spread	06/07/2017	133,812	0	1,684	1,684	0
	Receive	NDDUEAFE Index	32,933	3-Month USD-LIBOR plus a specified spread	06/21/2017	152,007	0	(15)	0	(15)
UBS	Receive	NDDUEAFE Index	25,847	3-Month USD-LIBOR plus a specified spread	02/23/2017	108,820	0	10,382	10,382	0

							$0	$27,038	$52,139	$(25,101)

Total Swap Agreements							$468	$21,990	$56,089	$(33,631)

(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $116,991 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,520	$0	$4,520
Corporate Bonds & Notes
Banking & Finance	0	269,682	0	269,682
Industrials	0	64,185	0	64,185
Utilities	0	57,040	0	57,040
Municipal Bonds & Notes
California	0	1,887	0	1,887
Illinois	0	1,959	0	1,959
U.S. Government Agencies	0	91,311	0	91,311
U.S. Treasury Obligations	0	1,364,524	0	1,364,524
Non-Agency Mortgage-Backed Securities	0	143,406	0	143,406
Asset-Backed Securities	0	271,411	0	271,411
Sovereign Issues	0	165,309	0	165,309
Preferred Securities
Banking & Finance	1,439	0	0	1,439
Short-Term Instruments
Repurchase Agreements	0	26,184	0	26,184
U.S. Treasury Bills	0	28,153	0	28,153
	$1,439	$2,489,571	$0	$2,491,010

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$280	$0	$0	$280

Total Investments	$1,719	$2,489,571	$0	$2,491,290

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(98,785)	0	(98,785)
U.S. Treasury Obligations	0	(23,324)	0	(23,324)
	$0	$(122,109)	$0	$(122,109)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,133	3,588	0	4,721
Over the counter	0	193,307	0	193,307
	$1,133	$196,895	$0	$198,028

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,175)	(556)	0	(3,731)
Over the counter	0	(163,026)	0	(163,026)

	$(3,175)	$(163,582)	$0	$(166,757)

Totals	$(323)	$2,400,775	$0	$2,400,452

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® International Fund (Unhedged)

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 86.4%
BANK LOAN OBLIGATIONS 0.3%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$898	$899
Charter Communications Operating LLC
3.500% due 01/24/2023		798	799
Community Health Systems, Inc.
3.924% due 12/31/2018		524	521
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		950	950

Total Bank Loan Obligations (Cost $3,159)			3,169

CORPORATE BONDS & NOTES 15.7%
BANKING & FINANCE 10.3%
ABN AMRO Bank NV
4.750% due 07/28/2025		300	313
ASIF SRL
3.000% due 02/17/2017	EUR	200	225
Banco del Estado de Chile
4.125% due 10/07/2020		$2,000	2,132
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	800	882
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$5,000	5,076
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	600	566
Bank of America Corp.
1.516% due 04/01/2019		$1,500	1,497
2.650% due 04/01/2019		6,700	6,874
5.650% due 05/01/2018		1,200	1,287
6.100% due 03/17/2025 (e)		300	305
6.875% due 04/25/2018		7,300	7,973
Barclays Bank PLC
10.179% due 06/12/2021		10,500	13,234
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	2,400	2,496
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		$400	392
BPCE S.A.
2.500% due 07/15/2019		8,054	8,263
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,500	1,685
Citigroup, Inc.
1.306% due 11/15/2016		$7,000	7,005
5.950% due 05/15/2025 (e)		900	881
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	2,000	2,603
Credit Agricole S.A.
1.201% due 06/12/2017		$2,200	2,201
6.500% due 06/23/2021 (e)	EUR	1,100	1,153
7.500% due 06/23/2026 (e)	GBP	200	240
7.875% due 01/23/2024 (e)		$500	480
8.125% due 09/19/2033		400	430
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,200	2,158
Ford Motor Credit Co. LLC
8.000% due 12/15/2016		200	206
General Motors Financial Co., Inc.
2.400% due 04/10/2018		8,800	8,873
HBOS PLC
1.331% due 09/30/2016		3,000	3,000
HSBC Holdings PLC
3.400% due 03/08/2021		1,400	1,444
4.300% due 03/08/2026		1,000	1,062
HSBC USA, Inc.
1.402% due 08/07/2018		700	697
International Lease Finance Corp.
6.750% due 09/01/2016		3,900	3,921
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		200	273
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	200	252
Morgan Stanley
1.918% due 04/25/2018		$1,100	1,111

MUFG Union Bank N.A.
1.033% due 05/05/2017		3,700	3,700
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	222
Novo Banco S.A.
5.000% due 05/23/2019		100	82
RCI Banque S.A.
3.500% due 04/03/2018		$3,800	3,925
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		4,700	5,052
7.500% due 08/10/2020 (e)		200	185
UBS AG
5.125% due 05/15/2024		3,700	3,778
7.250% due 02/22/2022		600	617
7.625% due 08/17/2022		1,650	1,873
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		300	305
4.125% due 09/24/2025		400	416
Wells Fargo & Co.
1.095% due 04/22/2019		10,200	10,170
1.515% due 07/22/2020		100	100
2.600% due 07/22/2020		200	206
Weyerhaeuser Co.
7.375% due 10/01/2019		1,500	1,725

			123,546

INDUSTRIALS 3.1%
AbbVie, Inc.
1.800% due 05/14/2018		500	504
2.500% due 05/14/2020		200	205
3.600% due 05/14/2025		200	210
4.500% due 05/14/2035		100	105
4.700% due 05/14/2045		100	106
Actavis Funding SCS
1.911% due 03/12/2020		900	903
3.450% due 03/15/2022		1,000	1,040
Asciano Finance Ltd.
5.000% due 04/07/2018		500	517
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		300	341
Charter Communications Operating LLC
4.464% due 07/23/2022		300	323
4.908% due 07/23/2025		600	655
6.384% due 10/23/2035		100	119
6.484% due 10/23/2045		200	240
CNPC General Capital Ltd.
1.526% due 05/14/2017		3,900	3,900
CVS Health Corp.
3.500% due 07/20/2022		100	108
3.875% due 07/20/2025		620	684
Daimler Finance North America LLC
1.008% due 03/10/2017		5,900	5,900
Enbridge, Inc.
1.296% due 10/01/2016		2,600	2,589
HCA, Inc.
3.750% due 03/15/2019		3,900	4,046
Kraft Heinz Foods Co.
1.600% due 06/30/2017		200	201
2.000% due 07/02/2018		300	304
3.500% due 07/15/2022		100	106
3.950% due 07/15/2025		100	109
5.000% due 07/15/2035		100	115
5.200% due 07/15/2045		100	119
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,000	1,008
QUALCOMM, Inc.
4.800% due 05/20/2045		300	313
Rogers Communications, Inc.
6.800% due 08/15/2018		1,500	1,662
Rohm & Haas Co.
6.000% due 09/15/2017		29	31
Tenet Healthcare Corp.
6.000% due 10/01/2020		3,700	3,922
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	2,432	2,055
VeriSign, Inc.
4.625% due 05/01/2023		$3,800	3,866
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		1,400	1,412

			37,718

UTILITIES 2.3%
AT&T, Inc.
4.500% due 05/15/2035		100	103

Majapahit Holding BV
7.750% due 01/20/2020	200	229
Petrobras Global Finance BV
2.768% due 01/15/2019	3,500	3,171
3.536% due 03/17/2020	700	619
4.375% due 05/20/2023	800	652
4.875% due 03/17/2020	200	188
5.375% due 01/27/2021	100	93
5.750% due 01/20/2020	4,300	4,159
7.875% due 03/15/2019	1,300	1,345
8.375% due 05/23/2021	2,200	2,276
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017	11,000	11,040
Verizon Communications, Inc.
2.406% due 09/14/2018	3,500	3,588

		27,463

Total Corporate Bonds & Notes (Cost $188,021)		188,727

MUNICIPAL BONDS & NOTES 1.0%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,159

CALIFORNIA 0.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	160
6.918% due 04/01/2040	900	1,313
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,270
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	1,400	1,602
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	1,300	1,756
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	225

		7,326

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	100	129
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	423
7.750% due 01/01/2042	600	610

		1,162

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	131

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,513

NEW YORK 0.0%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	115

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	112

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	141

Total Municipal Bonds & Notes (Cost $9,325)		11,659

U.S. GOVERNMENT AGENCIES 4.1%
Fannie Mae
0.803% due 07/25/2037	29	29
0.833% due 07/25/2037	34	34
0.853% due 09/25/2035	59	59
0.863% due 09/25/2035	92	92
1.173% due 06/25/2037	151	153
1.183% due 06/25/2040	210	212
2.310% due 08/01/2022	100	104
4.000% due 07/01/2018 - 04/25/2042	5,758	6,290

4.500% due 07/01/2018 - 10/01/2041	4,610	5,028
5.000% due 01/01/2028 - 09/01/2041	5,256	5,852
5.500% due 02/01/2018 - 09/01/2041	8,278	9,336
6.000% due 07/01/2036 - 05/01/2041	2,319	2,655
6.500% due 10/01/2035	41	47
Fannie Mae, TBA
3.000% due 08/01/2046	100	104
FDIC Structured Sale Guaranteed Notes
0.935% due 11/29/2037	381	380
Freddie Mac
1.012% due 06/15/2041	820	827
1.142% due 08/15/2037	122	123
1.152% due 10/15/2037	24	24
1.162% due 05/15/2037 - 09/15/2037	148	150
4.000% due 07/15/2042	1,942	2,325
5.000% due 03/01/2038	2,264	2,509
5.500% due 07/01/2028 - 07/01/2038	396	445
Ginnie Mae
1.030% due 11/20/2062	4,481	4,460
3.500% due 01/15/2042 - 06/15/2045	6,668	7,090
5.000% due 08/15/2038 - 05/15/2039	714	801
6.000% due 08/15/2037	127	149
Small Business Administration
4.430% due 05/01/2029	138	152
5.290% due 12/01/2027	28	31
6.220% due 12/01/2028	31	35

Total U.S. Government Agencies (Cost $47,786)		49,496

U.S. TREASURY OBLIGATIONS 42.6%
U.S. Treasury Bonds
2.500% due 02/15/2046	13,300	13,862
2.875% due 08/15/2045	10,200	11,457
3.000% due 11/15/2044	1,050	1,208
3.125% due 08/15/2044	6,800	8,011
3.750% due 11/15/2043 (g)	8,100	10,698
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)	6,659	6,795
0.125% due 07/15/2022 (i)	26,423	27,048
0.125% due 01/15/2023	2,798	2,839
0.125% due 07/15/2024 (i)	4,030	4,076
0.250% due 01/15/2025	1,515	1,540
0.375% due 07/15/2023 (i)	7,401	7,663
0.750% due 02/15/2045	5,079	5,117
1.750% due 01/15/2028	3,654	4,278
2.000% due 01/15/2026	16,754	19,736
2.375% due 01/15/2025	16,498	19,723
2.375% due 01/15/2027	12,675	15,579
2.500% due 01/15/2029	19,053	24,181
3.625% due 04/15/2028	296	410
U.S. Treasury Notes
1.375% due 09/30/2020 (k)	14,900	15,176
1.375% due 10/31/2020 (i)(k)	8,100	8,249
1.750% due 12/31/2020	24,400	25,244
1.875% due 08/31/2022	133,200	138,505
1.875% due 10/31/2022 (k)	44,900	46,674
2.000% due 11/30/2020 (i)(k)	4,100	4,286
2.000% due 07/31/2022 (i)(k)	16,600	17,388
2.000% due 08/15/2025	15,300	16,005
2.125% due 08/31/2020 (i)(k)	12,400	13,011
2.125% due 05/15/2025 (i)(k)	18,200	19,236
2.250% due 11/15/2025 (k)	200	214
2.375% due 08/15/2024 (i)(k)	22,900	24,663

Total U.S. Treasury Obligations (Cost $493,619)		512,872

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.0%
Banc of America Commercial Mortgage Trust
5.723% due 06/10/2049	432	439
BCAP LLC Trust
4.528% due 03/27/2037	1,449	988
Bear Stearns ALT-A Trust
0.613% due 02/25/2034	104	91
0.623% due 04/25/2037	2,689	2,003
0.773% due 06/25/2046 ^	3,795	2,695
ChaseFlex Trust
0.753% due 07/25/2037	1,319	977
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.683% due 07/25/2036	2,083	1,876
Countrywide Alternative Loan Trust
0.613% due 02/25/2047	89	71
0.633% due 05/25/2047	594	476
0.803% due 05/25/2037 ^	5,929	3,085
1.437% due 02/25/2036	58	51
6.000% due 12/25/2034	8,136	8,122

Countrywide Home Loan Mortgage Pass-Through Trust
2.674% due 11/25/2034		32	30
2.823% due 02/20/2035		43	43
Deutsche ALT-A Securities, Inc.
0.603% due 03/25/2037 ^		4,016	2,923
Eddystone Finance PLC
1.113% due 04/19/2021	GBP	1,484	1,930
First Horizon Mortgage Pass-Through Trust
2.614% due 11/25/2037 ^		$2,607	2,308
GSR Mortgage Loan Trust
2.893% due 11/25/2035		12	11
2.978% due 09/25/2035		533	545
6.000% due 03/25/2037 ^		16	15
6.250% due 10/25/2036 ^		1,728	1,598
IndyMac Mortgage Loan Trust
0.653% due 11/25/2046		7,471	5,409
0.723% due 10/25/2036		1,575	1,045
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		535	540
5.420% due 01/15/2049		269	273
JPMorgan Mortgage Trust
2.953% due 08/25/2034		204	205
2.954% due 02/25/2035		4	4
3.030% due 07/25/2035		3,947	3,906
5.750% due 01/25/2036 ^		12	10
LB Commercial Mortgage Trust
6.073% due 07/15/2044		4,329	4,485
Merrill Lynch Mortgage Investors Trust
0.663% due 02/25/2036		14	13
0.703% due 11/25/2035		19	17
2.939% due 09/25/2035 ^		368	332
Morgan Stanley Capital Trust
5.439% due 02/12/2044		119	119
5.610% due 04/15/2049		42	42
Morgan Stanley Mortgage Loan Trust
0.733% due 01/25/2036		3,637	2,594
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^		16	13
Residential Accredit Loans, Inc. Trust
0.623% due 01/25/2037		3,564	2,768
0.638% due 08/25/2036		1,084	866
1.797% due 09/25/2045		102	83
5.500% due 01/25/2035		3,403	3,434
6.000% due 03/25/2037 ^		10,540	9,173
Structured Adjustable Rate Mortgage Loan Trust
0.603% due 02/25/2037		2,508	1,912
Structured Asset Mortgage Investments Trust
0.583% due 03/25/2037		65	49
0.698% due 07/19/2035		20	20
Wachovia Mortgage Loan Trust LLC
2.767% due 10/20/2035		1,522	1,432
WaMu Mortgage Pass-Through Certificates Trust
1.167% due 01/25/2047		69	63
1.357% due 09/25/2046		10,292	7,869
1.437% due 02/25/2046		211	192
1.637% due 11/25/2042		131	121
2.448% due 08/25/2046 ^		6,062	5,288
Wells Fargo Mortgage-Backed Securities Trust
2.757% due 11/25/2034		373	372
2.841% due 01/25/2035		19	19
2.989% due 07/25/2036 ^		1,133	1,088

Total Non-Agency Mortgage-Backed Securities (Cost $84,160)			84,033

ASSET-BACKED SECURITIES 9.1%
ACE Securities Corp. Home Equity Loan Trust
0.593% due 07/25/2036		2,646	1,794
3.453% due 08/25/2040 ^		3,142	2,700
Argent Securities Trust
0.613% due 05/25/2036		16,794	5,626
Asset-Backed Securities Corp. Home Equity Loan Trust
1.413% due 07/25/2035		300	276
Bear Stearns Asset-Backed Securities Trust
0.613% due 08/25/2036		1,589	1,416
BNC Mortgage Loan Trust
0.553% due 05/25/2037		20	19
Citigroup Mortgage Loan Trust, Inc.
0.613% due 09/25/2036		10,241	7,547
1.033% due 07/25/2035		1,000	944
Cornerstone CLO Ltd.
0.848% due 07/15/2021		444	443
Countrywide Asset-Backed Certificates
0.653% due 09/25/2047		4,193	2,657
0.693% due 03/25/2036		1,077	737
1.163% due 07/25/2035		2,800	2,189
5.000% due 10/25/2046 ^		9,144	7,775

Countrywide Asset-Backed Certificates Trust
0.933% due 05/25/2036		7,000	5,170
First Franklin Mortgage Loan Trust
0.943% due 09/25/2035		706	694
GoldenTree Loan Opportunities Ltd.
1.933% due 04/17/2022		8,928	8,849
GSAMP Trust
0.523% due 12/25/2036		25	13
Hillmark Funding Ltd.
0.904% due 05/21/2021		309	305
HSI Asset Securitization Corp. Trust
0.593% due 01/25/2037		2,853	1,995
Lockwood Grove CLO Ltd.
2.008% due 01/25/2024		1,844	1,836
MASTR Asset-Backed Securities Trust
0.503% due 01/25/2037		34	14
Merrill Lynch Mortgage Investors Trust
0.603% due 08/25/2037		8,719	5,338
Morgan Stanley ABS Capital, Inc. Trust
0.583% due 01/25/2037		14,763	7,843
0.668% due 03/25/2037		10,186	4,671
NovaStar Mortgage Funding Trust
0.703% due 09/25/2036		7,961	4,288
Option One Mortgage Loan Trust
0.813% due 01/25/2036		3,700	2,438
Residential Asset Securities Corp. Trust
0.933% due 01/25/2036		10,000	7,091
SG Mortgage Securities Trust
0.633% due 02/25/2036		11,120	6,269
SLM Private Education Loan Trust
1.542% due 08/15/2023		208	208
3.692% due 05/16/2044		209	214
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	559	597
Soundview Home Loan Trust
0.533% due 06/25/2037		$15	10
0.563% due 02/25/2037		8,522	3,357
0.663% due 06/25/2037		4,206	2,691
Structured Asset Securities Corp. Mortgage Loan Trust
0.663% due 02/25/2037		5,886	4,943
0.683% due 05/25/2047		6,800	5,329
Venture CDO Ltd.
0.855% due 07/22/2021		360	352
Wells Fargo Home Equity Asset-Backed Securities Trust
1.043% due 11/25/2035		1,000	926

Total Asset-Backed Securities (Cost $112,217)			109,564

SOVEREIGN ISSUES 5.5%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	163,080	49,063
0.000% due 01/01/2017 (b)		2,680	781
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,404
Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2026	EUR	4,000	5,729
Korea Development Bank
3.250% due 09/20/2016		$100	101
3.500% due 08/22/2017		300	308
Qatar Government International Bond
5.250% due 01/20/2020		1,600	1,779
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	390,000	3,574
4.750% due 04/17/2019	EUR	1,700	1,711
Slovenia Government International Bond
4.125% due 02/18/2019		$800	843

Total Sovereign Issues (Cost $58,141)			66,293

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)	8,000	0

Total Convertible Preferred Securities (Cost $0)		0

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (f) 1.1%		12,912

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
0.161% due 07/21/2016 (b)(c)(k)	$441	441

Total Short-Term Instruments (Cost $13,353)		13,353

Total Investments in Securities (Cost $1,009,781)		1,039,166

	SHARES
INVESTMENTS IN AFFILIATES 15.3%
SHORT-TERM INSTRUMENTS 15.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.3%
PIMCO Short-Term Floating NAV Portfolio III	18,619,978	184,040

Total Short-Term Instruments (Cost $184,023)		184,040

Total Investments in Affiliates (Cost $184,023)		184,040

Total Investments 101.7% (Cost $1,193,804)		$1,223,206
Financial Derivative Instruments (h)(j) 1.6% (Cost or Premiums, net $15,170)		19,402
Other Assets and Liabilities, net (3.3)%		(39,705)

Net Assets 100.0%		$1,202,903

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.200%	06/30/2016	07/01/2016	$11,856	U.S. Treasury Bonds 4.500% due 02/15/2036	$(11,808)	$11,856	$11,856
SSB	0.010	06/30/2016	07/01/2016	1,056	U.S. Treasury Notes 2.375% due 12/31/2020	(1,082)	1,056	1,056

Total Repurchase Agreements						$(12,890)	$12,912	$12,912

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.700%	06/30/2016	07/01/2016	$(10,793)	$(10,793)

Total Reverse Repurchase Agreements					$(10,793)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
NOM	0.550%	07/01/2016	10/03/2016	$(10,799)	$(10,815)

Total Sale-Buyback Transactions					$(10,815)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(10,031) at a weighted average interest rate of 0.296%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	3.500%	07/01/2046	$7,600	$(7,945)	$(8,018)
Fannie Mae, TBA	4.000	07/01/2046	2,100	(2,240)	(2,251)
U.S. Treasury Bonds	4.500	02/15/2036	8,100	(11,729)	(11,808)

Total Short Sales				$(21,914)	$(22,077)

(3)	Payable for short sales includes $137 of accrued interest.

(g)	Securities with an aggregate market value of $21,395 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,489	$(2,890)	$0	$(56)
90-Day Eurodollar September Futures	Short	09/2016	4	(6)	0	0
Australia Government 10-Year Bond September Futures	Long	09/2016	13	15	2	(2)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	147	73	21	(3)
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	147	(21)	8	(11)
Call Options Strike @ EUR 169.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	147	24	11	0
Euro-Bobl September Futures	Long	09/2016	305	479	10	(10)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	351	(319)	0	(240)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	142	654	41	0
Mini MSCI EAFE Index September Futures	Long	09/2016	799	(289)	591	(1)
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	147	81	3	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	147	140	13	0
Put Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	147	(194)	0	(24)
U.S. Treasury 5-Year Note September Futures	Long	09/2016	1,660	2,888	130	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	1,664	5,577	0	(130)
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2016	164	(1,428)	149	0
United Kingdom Long Gilt September Futures	Short	09/2016	81	(653)	0	(52)

Total Futures Contracts				$4,131	$979	$(529)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$1,568	$95	$33	$5	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	6,435	276	282	27	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	27,300	242	(39)	37	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	4,500	42	7	7	0

				$655	$283	$76	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018		$517,900	$1,870	$1,755	$103	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		611,700	(14,830)	(5,760)	0	(208)
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		33,600	(684)	17	10	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		338,400	(24,194)	(17,058)	203	0
Pay	3-Month USD-LIBOR	2.000	06/15/2023		31,600	1,775	813	0	(27)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		34,900	(2,985)	(2,491)	68	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		11,800	(961)	(1,004)	26	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		83,900	(2,201)	(338)	203	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		11,000	38	38	23	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		46,850	(9,892)	(8,071)	520	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		21,850	(3,315)	(1,492)	240	0
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		8,200	(584)	(32)	95	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	49,700	2,002	1,164	121	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		1,500	(193)	(147)	0	(10)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,100	(295)	(207)	0	(9)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		20,100	(2,102)	(1,137)	0	(28)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		15,400	(953)	(1,060)	0	(28)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		2,400	(438)	(380)	0	(17)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	3,140,000	(1,093)	(716)	14	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	14,200	2	(26)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		1,800	0	(2)	0	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		33,000	14	(57)	0	(2)
Pay	28-Day MXN-TIIE	5.145	04/02/2020		12,100	(4)	7	0	0
Pay	28-Day MXN-TIIE	5.615	05/21/2021		10,500	3	3	1	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		76,800	17	(6)	12	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		32,800	2	0	5	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		100	0	0	0	0
Pay	28-Day MXN-TIIE *	7.635	06/09/2025		32,200	70	70	13	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		5,500	11	7	4	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		23,100	28	46	23	0

						$(58,892)	$(36,064)	$1,684	$(329)

Total Swap Agreements						$(58,237)	$(35,781)	$1,760	$(329)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $34,868 and cash of $3,333 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	5,856		$8,587	$791	$0
	07/2016		$27,540	EUR	24,991	194	0
	07/2016		7,854	GBP	5,903	4	0
	08/2016	CNH	30,902		$4,556	0	(73)
	08/2016	EUR	24,991		27,570	0	(193)
	08/2016	GBP	5,903		7,856	0	(4)
	08/2016		$6,160	CNH	40,601	0	(78)
BPS	07/2016	BRL	13,849		$4,064	0	(248)
	07/2016	JPY	3,574,425		32,442	0	(2,173)
	07/2016		$4,315	BRL	13,849	0	(3)
	07/2016		1,970	GBP	1,344	0	(181)
	08/2016	CNH	33,085		$5,000	44	0
	08/2016		$4,032	BRL	13,849	242	0
	08/2016		2,510	CNH	16,466	0	(44)
	10/2016	BRL	19,700		$4,729	0	(1,237)
	10/2016	CNH	37,380		5,572	0	(11)
BRC	10/2016		$5,204	CNH	35,184	51	0
CBK	07/2016	BRL	16,034		$4,170	0	(821)
	07/2016	EUR	537		600	4	0
	07/2016		$4,995	BRL	16,034	0	(4)
	08/2016	EUR	3,115		$3,458	0	(3)
	08/2016	SGD	1,255		918	0	(13)
	08/2016		$627	MXN	11,355	0	(9)
	10/2016	BRL	31,280		$7,647	0	(1,826)
	10/2016		$21,572	CNH	140,840	0	(535)
DUB	10/2016		2,884		19,474	25	0
	01/2017	BRL	2,680		$635	0	(155)
GLM	07/2016		47,790		13,336	0	(1,541)
	07/2016	EUR	24,793		27,689	181	(6)
	07/2016		$14,889	BRL	47,790	0	(12)
	10/2016	BRL	10,670		$2,618	0	(614)
HUS	08/2016	CNH	49,712		7,515	68	0
	08/2016	HKD	4,528		584	0	0
	08/2016		$19,032	CNH	125,099	0	(293)
	10/2016	CNH	51,778		$7,591	0	(143)
	10/2016		$3,536	CNH	23,526	17	(39)
	01/2021	BRL	1,400		$216	0	(101)
JPM	07/2016		77,673		24,199	19	0
	07/2016	EUR	608		693	19	0
	07/2016	GBP	1,620		2,152	2	(7)
	07/2016		$21,335	BRL	77,673	2,845	0
	07/2016		1,063	EUR	947	0	(13)
	07/2016		1,818	RUB	122,588	94	0
	08/2016	BRL	1,143		$334	0	(18)
	08/2016	SGD	25,690		18,692	0	(371)
	08/2016		$7,737	MXN	140,694	14	(93)
	10/2016	BRL	65,240		$15,233	0	(4,526)
	10/2016		$2,873	CNH	19,421	28	0
	02/2017	CNH	90,399		$12,986	0	(437)
MSB	07/2016	BRL	18,000		5,328	0	(276)
	07/2016	EUR	1,379		1,522	0	(8)
	07/2016	JPY	34,900		330	0	(8)
	07/2016		$5,339	BRL	18,000	265	0
	08/2016		5,285		18,000	270	0
	10/2016	BRL	36,190		$9,660	0	(1,300)
NAB	07/2016	EUR	7,277		9,872	1,789	0
	07/2016		$7,999	EUR	7,277	83	0
SCX	07/2016		35,420	JPY	3,609,325	0	(468)
	08/2016	CNH	24,487		$3,700	32	0
	08/2016	JPY	3,609,325		35,457	476	0
	08/2016	SGD	6,881		5,001	0	(105)
	08/2016		$2,201	CNH	14,496	0	(30)
	10/2016	CNH	359,390		$54,877	1,198	0
	10/2016		$2,212	CNH	14,951	21	0
	02/2017	CNH	2,307		$333	0	(9)
SOG	08/2016		9,257		1,400	13	0
	08/2016		$726	CNH	4,758	0	(13)
	08/2016	ZAR	1,161		$75	0	(3)
	10/2016		$3,292	CNH	22,228	28	0
UAG	07/2016	GBP	654		$927	56	0
	07/2016		$1,787	EUR	1,621	12	0
	08/2016	CNH	7,172		$1,085	11	0
	10/2016		15,653		2,375	37	0
	01/2017		30,902		4,498	0	(99)
	02/2017		$2,552	CNH	16,925	0	(39)

Total Forward Foreign Currency Contracts						$8,933	$(18,183)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$300	$12	$28
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		33,923	362	100
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	8,300	325	80
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$6,300	264	720

							$963	$928

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$2,800	$274	$375
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	2,800	274	186
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018	5,800	536	776
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	5,800	592	385
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019	11,200	1,283	1,735
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019	11,200	1,283	981
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016	73,100	26	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	47,000	90	68
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	8,600	437	252
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	68,900	234	394
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	17,200	890	503
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	77,900	280	445
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	8,600	236	0
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018	5,600	561	751
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018	5,600	561	393
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018	19,800	1,833	2,669
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018	19,800	2,123	1,382
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018	28,300	2,807	3,988
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018	28,300	2,807	1,882
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	21,350	1,026	629
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019	18,800	2,165	3,067
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019	18,800	2,165	1,601

							$22,483	$22,462

Total Purchased Options							$23,446	$23,390

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$8,100	$(444)	$(81)
	Call - OTC USD versus RUB		108.000	02/22/2017		300	(12)	(1)
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		67,846	(321)	(104)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		2,020	(260)	(39)
	Put - OTC USD versus BRL		5.000	10/19/2017		2,020	(301)	(794)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	5,224	(203)	(52)
	Call - OTC EUR versus MXN		22.650	03/21/2017		5,224	(181)	(136)
	Put - OTC EUR versus USD		$1.090	07/14/2016		16,640	(105)	(36)
	Call - OTC EUR versus USD		1.150	07/14/2016		16,640	(105)	(5)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		$6,043	(766)	(117)
	Put - OTC USD versus BRL		5.000	10/19/2017		6,043	(912)	(2,376)
	Call - OTC USD versus BRL		6.300	01/11/2018		2,455	(131)	(29)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	8,300	(265)	(37)
	Put - OTC EUR versus MXN		18.900	03/21/2017		7,892	(320)	(78)
	Call - OTC EUR versus MXN		22.650	03/21/2017		7,892	(258)	(205)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016		4,000	(261)	(68)
SOG	Call - OTC EUR versus RUB		85.000	12/02/2016		3,900	(277)	(67)
	Call - OTC USD versus RUB		110.000	02/24/2017		$6,300	(272)	(23)

							$(5,394)	$(4,248)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	2,700	(24)	0
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	300	(4)	0

						$(39)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$43,300	$(450)	$(231)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	10,000	(90)	(180)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	86,300	(919)	(461)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	3,300	(55)	(92)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	11,200	(179)	(318)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	5,500	(95)	(153)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	10,900	(185)	(309)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	8,600	(237)	(820)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	106,700	(1,130)	(605)

							$(3,340)	$(3,169)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$356	$0	$0

Total Written Options					$(8,773)	$(7,417)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.339%	EU	R 2,400	$(15)	$24	$9	$0
CBK	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.234		$1,200	(9)	12	3	0
	Dell, Inc.	1.000	12/20/2019	2.941		3,000	(225)	35	0	(190)
DUB	Spain Government International Bond	1.000	06/20/2019	0.734		8,600	0	70	70	0
GST	Greece Government International Bond	1.000	12/20/2016	11.983		500	(107)	85	0	(22)
	Spain Government International Bond	1.000	06/20/2019	0.734		4,000	2	30	32	0
JPM	Spain Government International Bond	1.000	06/20/2019	0.734		4,700	(2)	40	38	0
MYC	Spain Government International Bond	1.000	06/20/2019	0.734		1,800	3	12	15	0

							$(353)	$308	$167	$(212)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$334	$(68)	$6	$0	$(62)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	81	(8)	73	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	80	(6)	74	0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	5,700	789	(90)	699	0
	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	96	0	1	1	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	193	0	1	1	0

					$882	$(96)	$848	$(62)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	32,400	$44	$(95)	$0	$(51)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		17,800	47	51	98	0
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	8,000	(9)	(114)	0	(123)
BPS	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	100	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		57,100	12	(102)	0	(90)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		30,000	2	106	108	0
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	7,900	(1)	(116)	0	(117)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	180	0	20	20	0
	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		380	(1)	28	27	0
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	6,100	(1)	(163)	0	(164)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,806	(3)	132	129	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	7,400	1	(13)	0	(12)
	Receive	1-Year BRL-CDI	12.379	01/04/2021		54,900	0	(211)	0	(211)
	Receive	1-Year BRL-CDI	12.409	01/04/2021		88,000	0	(362)	0	(362)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		16,600	1	59	60	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	10	11	0
	Pay	1-Year BRL-CDI	12.560	01/04/2021	BRL	24,200	(3)	142	139	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	3,190	0	210	210	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	3,400	(5)	8	3	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021		200	0	1	1	0
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	13,100	(42)	(183)	0	(225)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		18,600	(1)	(231)	0	(232)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		22,500	(2)	(607)	0	(609)
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	34,900	(71)	16	0	(55)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	420	1	29	30	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		1,280	(2)	93	91	0
	Receive	1-Year BRL-CDI	14.190	01/04/2021	BRL	72,500	0	(1,400)	0	(1,400)

							$(32)	$(2,693)	$927	$(3,652)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	NDDUEAFE Index	399	3-Month USD-LIBOR plus a specified spread	08/15/2016	$1,867	$0	$(27)	$0	$(27)
	Receive	NDDUEAFE Index	11,208	3-Month USD-LIBOR less a specified spread	05/11/2017	52,901	0	(1,218)	0	(1,218)
BPS	Receive	NDDUEAFE Index	53,095	3-Month USD-LIBOR plus a specified spread	02/23/2017	234,774	0	9,957	9,957	0
CBK	Receive	NDDUEAFE Index	8,884	3-Month USD-LIBOR less a specified spread	07/13/2017	40,485	0	509	509	0
DUB	Receive	NDDUEAFE Index	10,884	3-Month USD-LIBOR plus a specified spread	10/17/2016	52,012	0	(1,852)	0	(1,852)
	Receive	NDDUEAFE Index	99,547	3-Month USD-LIBOR plus a specified spread	11/15/2016	465,764	0	(6,772)	0	(6,772)
	Receive	NDDUEAFE Index	62,333	3-Month USD-LIBOR plus a specified spread	02/16/2017	275,066	0	12,185	12,185	0

							$0	$12,782	$22,651	$(9,869)

Total Swap Agreements							$497	$10,301	$24,593	$(13,795)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $20,693 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,169	$0	$3,169
Corporate Bonds & Notes
Banking & Finance	0	123,546	0	123,546
Industrials	0	37,718	0	37,718
Utilities	0	27,463	0	27,463
Municipal Bonds & Notes
Arizona	0	1,159	0	1,159
California	0	7,326	0	7,326
Illinois	0	1,162	0	1,162
Nebraska	0	131	0	131
New Jersey	0	1,513	0	1,513
New York	0	115	0	115
North Carolina	0	112	0	112
Tennessee	0	141	0	141
U.S. Government Agencies	0	49,496	0	49,496
U.S. Treasury Obligations	0	512,872	0	512,872
Non-Agency Mortgage-Backed Securities	0	84,033	0	84,033
Asset-Backed Securities	0	109,564	0	109,564
Sovereign Issues	0	66,293	0	66,293
Short-Term Instruments
Repurchase Agreements	0	12,912	0	12,912
U.S. Treasury Bills	0	441	0	441
	$0	$1,039,166	$0	$1,039,166

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$184,040	$0	$0	$184,040

Total Investments	$184,040	$1,039,166	$0	$1,223,206

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(10,269)	0	(10,269)
U.S. Treasury Obligations	0	(11,808)	0	(11,808)
	$0	$(22,077)	$0	$(22,077)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	979	1,760	0	2,739
Over the counter	0	56,916	0	56,916
	$979	$58,676	$0	$59,655

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(529)	(329)	0	(858)
Over the counter	0	(39,395)	0	(39,395)

	$(529)	$(39,724)	$0	$(40,253)

Totals	$184,490	$1,036,041	$0	$1,220,531

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Short Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.2%
BANK LOAN OBLIGATIONS 0.6%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$1,895	$1,897
Charter Communications Operating LLC
3.250% - 3.500% due 08/24/2021		1,696	1,692
Community Health Systems, Inc.
3.924% due 12/31/2018		1,922	1,910
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		1,350	1,350
FCA US LLC
3.500% due 05/24/2017		4,730	4,734

Total Bank Loan Obligations (Cost $11,565)			11,583

CORPORATE BONDS & NOTES 21.8%
BANKING & FINANCE 16.2%
ABN AMRO Bank NV
4.750% due 07/28/2025		700	729
Ally Financial, Inc.
6.250% due 12/01/2017		3,000	3,150
ASIF SRL
3.000% due 02/17/2017	EUR	3,100	3,494
Australia & New Zealand Banking Group Ltd.
6.750% due 06/15/2026 (e)		$200	207
Banco del Estado de Chile
4.125% due 10/07/2020 (g)		13,000	13,860
Bank of America Corp.
0.956% due 08/15/2016		4,500	4,500
1.272% due 08/25/2017		36,000	36,045
1.413% due 09/15/2026		20,900	17,855
3.875% due 03/22/2017		12,900	13,139
Barclays Bank PLC
10.179% due 06/12/2021		16,800	21,175
14.000% due 06/15/2019 (e)	GBP	6,700	10,837
Bear Stearns Cos. LLC
1.044% due 11/21/2016		$13,669	13,674
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		800	784
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,700	6,403
Citigroup, Inc.
5.950% due 05/15/2025 (e)		$2,700	2,643
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	4,100	5,336
11.000% due 06/30/2019 (e)		$10,690	12,788
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	245
Export-Import Bank of India
4.000% due 08/07/2017		10,000	10,254
Ford Motor Credit Co. LLC
1.181% due 09/08/2017		10,300	10,270
General Motors Financial Co., Inc.
3.450% due 04/10/2022		26,100	26,119
4.750% due 08/15/2017		6,800	7,018
HSBC Bank USA N.A.
6.000% due 08/09/2017		14,400	15,064
HSBC USA, Inc.
1.402% due 08/07/2018		1,800	1,791
International Lease Finance Corp.
7.125% due 09/01/2018		5,850	6,438
JPMorgan Chase & Co.
1.072% due 05/30/2017	GBP	7,700	10,197
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		$6,627	7,001
KBC Bank NV
8.000% due 01/25/2023		800	850
National City Bank
1.052% due 06/07/2017		700	699
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		900	967
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (c)		161,485	41,629
UBS AG
5.125% due 05/15/2024		200	204

Volkswagen Bank GmbH
0.152% due 11/27/2017	EUR	1,100	1,209
Wells Fargo & Co.
2.600% due 07/22/2020		$1,600	1,645

			308,219

INDUSTRIALS 2.5%
AbbVie, Inc.
1.800% due 05/14/2018		1,200	1,209
2.500% due 05/14/2020		700	717
3.200% due 11/06/2022		200	207
3.600% due 05/14/2025		400	420
4.500% due 05/14/2035		300	314
4.700% due 05/14/2045		400	425
Actavis Funding SCS
2.350% due 03/12/2018		3,400	3,448
3.000% due 03/12/2020		3,000	3,094
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,400	2,591
Charter Communications Operating LLC
4.464% due 07/23/2022		800	862
4.908% due 07/23/2025		1,600	1,747
6.384% due 10/23/2035		400	475
6.484% due 10/23/2045		700	839
6.834% due 10/23/2055		200	239
CVS Health Corp.
3.500% due 07/20/2022		200	216
3.875% due 07/20/2025		1,594	1,757
CVS Pass-Through Trust
6.943% due 01/10/2030		990	1,193
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020		2,000	2,103
HCA, Inc.
3.750% due 03/15/2019		10,700	11,101
Kraft Heinz Foods Co.
1.600% due 06/30/2017		600	602
2.000% due 07/02/2018		700	710
3.500% due 07/15/2022		200	213
3.950% due 07/15/2025		200	218
5.000% due 07/15/2035		100	115
5.200% due 07/15/2045		200	238
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		1,900	1,911
QUALCOMM, Inc.
4.800% due 05/20/2045		600	627
UAL Pass-Through Trust
7.336% due 01/02/2021		1,020	1,054
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		4,500	3,867
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		4,400	4,517

			47,029

UTILITIES 3.1%
AT&T, Inc.
1.051% due 03/30/2017		16,600	16,611
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		5,700	5,713
Majapahit Holding BV
8.000% due 08/07/2019		3,000	3,435
Petrobras Global Finance BV
2.768% due 01/15/2019		5,900	5,345
5.750% due 01/20/2020		3,000	2,902
7.875% due 03/15/2019		4,200	4,347
8.375% due 05/23/2021		1,500	1,552
Sprint Communications, Inc.
8.375% due 08/15/2017		300	309
Telefonica Chile S.A.
3.875% due 10/12/2022		4,000	4,150
Verizon Communications, Inc.
2.406% due 09/14/2018		13,800	14,149

			58,513

Total Corporate Bonds & Notes (Cost $407,404)			413,761

MUNICIPAL BONDS & NOTES 1.4%
CALIFORNIA 0.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		700	1,124
6.918% due 04/01/2040		490	715

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,500	2,417
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	3,123
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	500	788
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	500	731
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	116

		9,014

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	518
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	900	951
7.750% due 01/01/2042	1,500	1,524

		2,993

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	45	46

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,200	1,816

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,500	3,484
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,336

		4,820

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	2,427

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	141

WASHINGTON 0.3%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	3,600	4,953

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	255	243

Total Municipal Bonds & Notes (Cost $20,050)		26,453

U.S. GOVERNMENT AGENCIES 13.6%
Fannie Mae
0.803% due 07/25/2037 - 09/25/2042	415	417
0.833% due 07/25/2037	401	403
0.853% due 09/25/2035	695	695
0.863% due 09/25/2035	1,200	1,200
1.053% due 01/25/2051	1,377	1,386
1.173% due 06/25/2037	2,103	2,119
1.183% due 06/25/2040	2,583	2,613
2.033% due 10/01/2034	2	2
2.133% due 09/01/2035	31	32
2.257% due 11/01/2035	6	6
2.387% due 07/01/2035	21	23
2.496% due 12/01/2033	20	21
2.617% due 12/01/2033	3	3
2.630% due 06/01/2035	39	40
2.644% due 03/01/2035	2	2
2.810% due 06/01/2034	203	216
2.870% due 09/01/2027	1,700	1,768
3.181% due 06/01/2035	58	61
3.890% due 07/01/2021	2,516	2,773
4.000% due 01/01/2025 - 04/25/2041	40,191	43,396
4.500% due 02/01/2018 - 02/01/2044	42,795	46,909
5.000% due 11/01/2025 - 05/01/2042	40,358	44,950
5.500% due 11/01/2021 - 09/01/2041	29,919	33,726
6.000% due 12/01/2018 - 05/01/2041	20,690	23,683

Fannie Mae, TBA
3.000% due 08/01/2046	100	104
3.500% due 08/01/2031	1,000	1,058
4.500% due 07/01/2046	5,000	5,458
Freddie Mac
0.822% due 03/15/2037	2,128	2,126
1.142% due 08/15/2037	2,689	2,720
1.152% due 10/15/2037	518	524
1.162% due 05/15/2037 - 09/15/2037	3,086	3,122
2.809% due 11/01/2034	30	32
2.827% due 06/01/2035	54	57
5.000% due 05/01/2023 - 01/01/2039	5,037	5,571
5.500% due 08/15/2030 - 03/01/2039	899	1,010
6.000% due 08/01/2027 - 04/01/2038	513	586
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	18,965	21,265
6.000% due 07/15/2037 - 08/15/2037	57	66
Ginnie Mae, TBA
4.000% due 07/01/2046	6,000	6,448
Small Business Administration
4.430% due 05/01/2029	599	658
5.520% due 06/01/2024	2	3

Total U.S. Government Agencies (Cost $245,402)		257,252

U.S. TREASURY OBLIGATIONS 32.4%
U.S. Treasury Bonds
2.500% due 02/15/2046	22,600	23,555
3.750% due 11/15/2043 (g)	14,300	18,886
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)(k)	10,823	11,045
0.250% due 01/15/2025 (i)	808	821
0.375% due 07/15/2023 (i)	59,107	61,200
0.750% due 02/15/2045 (k)	13,105	13,202
2.000% due 01/15/2026 (i)(k)	2,893	3,407
2.375% due 01/15/2025 (i)	67,199	80,333
2.375% due 01/15/2027 (k)	36,180	44,470
2.500% due 01/15/2029 (k)	1,783	2,262
U.S. Treasury Notes
1.375% due 09/30/2020 (i)(k)	8,400	8,555
1.375% due 10/31/2020 (i)(k)	10,200	10,388
1.625% due 05/15/2026	10,800	10,939
1.750% due 12/31/2020 (i)(k)	13,800	14,278
1.875% due 08/31/2022	63,800	66,341
2.000% due 11/30/2020 (i)(k)	2,500	2,613
2.000% due 07/31/2022 (k)	94,100	98,568
2.000% due 08/15/2025 (i)(k)	14,000	14,645
2.125% due 08/31/2020 (k)	1,200	1,259
2.125% due 05/15/2025 (i)(k)	27,900	29,488
2.250% due 11/15/2025	64,900	69,281
2.375% due 08/15/2024 (i)(k)	27,400	29,510

Total U.S. Treasury Obligations (Cost $592,389)		615,046

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.2%
Adjustable Rate Mortgage Trust
0.653% due 08/25/2036	6,831	6,287
American Home Mortgage Investment Trust
2.978% due 02/25/2045	11	11
Banc of America Commercial Mortgage Trust
5.723% due 06/10/2049	2,087	2,122
Banc of America Funding Trust
2.926% due 05/25/2035	13	13
2.943% due 06/25/2034	38	38
Banc of America Mortgage Trust
2.966% due 07/25/2035 ^	1,654	1,535
3.361% due 05/25/2033	52	53
BCRR Trust
5.858% due 07/17/2040	333	334
Bear Stearns Adjustable Rate Mortgage Trust
2.871% due 11/25/2034	105	101
3.254% due 11/25/2034	25	24
3.301% due 12/25/2035	55	56
Bear Stearns ALT-A Trust
2.786% due 10/25/2035	4,395	3,955
2.902% due 09/25/2035	1,768	1,485
Chase Mortgage Finance Trust
2.657% due 12/25/2035 ^	1,348	1,283
5.393% due 09/25/2036 ^	881	781
6.000% due 12/25/2036	380	312
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035	17	16
3.040% due 05/25/2035	27	27
Commercial Mortgage Trust
5.543% due 12/11/2049	3,800	3,827

Countrywide Alternative Loan Trust
0.643% due 09/25/2046 ^	3,895	2,971
0.733% due 02/25/2037	342	251
5.500% due 07/25/2035 ^	14	12
6.000% due 05/25/2037 ^	3,750	2,672
Countrywide Home Loan Mortgage Pass-Through Trust
2.592% due 02/20/2036 ^	19	17
2.674% due 11/25/2034	985	934
2.823% due 02/20/2035	108	108
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	3,451	3,471
5.383% due 02/15/2040	74	75
Deutsche ALT-A Securities, Inc.
0.783% due 02/25/2036	9,555	7,561
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028	6,900	7,827
GSR Mortgage Loan Trust
2.876% due 09/25/2035	43	43
2.890% due 11/25/2035 ^	1,870	1,698
2.893% due 11/25/2035	47	45
6.000% due 02/25/2036 ^	14,788	12,173
6.000% due 07/25/2037 ^	4,301	3,901
HarborView Mortgage Loan Trust
0.618% due 12/19/2036 ^	614	459
0.668% due 05/19/2035	25	21
0.688% due 06/19/2035	4,155	3,681
0.688% due 12/19/2036 ^	6,899	5,172
3.187% due 06/19/2036 ^	2,585	1,740
Impac Secured Assets Trust
0.623% due 01/25/2037	7,996	6,964
IndyMac Mortgage Loan Trust
3.364% due 06/25/2036	6,782	5,543
JPMorgan Alternative Loan Trust
0.613% due 09/25/2036	15,826	14,671
2.939% due 05/25/2036 ^	3,948	3,036
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047	1,515	1,529
5.397% due 05/15/2045	664	663
5.439% due 01/15/2049	24,788	25,231
JPMorgan Mortgage Trust
2.708% due 10/25/2036 ^	2,989	2,545
2.870% due 07/25/2035	590	579
2.954% due 02/25/2035	9	8
4.680% due 10/25/2036	461	395
5.750% due 01/25/2036 ^	73	62
LB Commercial Mortgage Trust
6.073% due 07/15/2044	27,191	28,175
Leek Finance PLC
0.864% due 12/21/2038	4,830	5,098
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	5,051	5,010
MASTR Adjustable Rate Mortgages Trust
2.735% due 07/25/2035 ^	930	781
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.882% due 12/15/2030	102	97
0.922% due 06/15/2030	1	1
Merrill Lynch Mortgage Investors Trust
0.663% due 02/25/2036	72	66
0.703% due 11/25/2035	56	51
2.626% due 05/25/2033	56	54
2.939% due 09/25/2035 ^	2,448	2,211
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,285	1,299
5.485% due 03/12/2051	100	102
Morgan Stanley Capital Trust
5.610% due 04/15/2049	271	272
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	113	92
Prime Mortgage Trust
6.000% due 06/25/2036 ^	1,483	1,390
Residential Accredit Loans, Inc. Trust
0.603% due 02/25/2037	3,603	2,943
0.623% due 01/25/2037	6,353	4,935
0.633% due 07/25/2036	8,134	5,141
0.638% due 08/25/2036	6,669	5,327
0.643% due 07/25/2036	6,424	5,025
0.643% due 09/25/2036	11,353	8,963
Structured Adjustable Rate Mortgage Loan Trust
0.753% due 10/25/2035	110	99
1.810% due 01/25/2035	62	48
2.805% due 08/25/2034	83	82
2.830% due 02/25/2034	56	55
Structured Asset Mortgage Investments Trust
0.733% due 02/25/2036 ^	32	26
Thornburg Mortgage Securities Trust
2.489% due 06/25/2047 ^	3,448	3,090

Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		82	83
5.749% due 07/15/2045		1,865	1,863
WaMu Mortgage Pass-Through Certificates Trust
1.637% due 11/25/2042		10	9
2.178% due 10/25/2046		266	237
4.198% due 02/25/2037 ^		1,086	985
Wells Fargo Mortgage-Backed Securities Trust
2.841% due 01/25/2035		56	56
2.855% due 03/25/2036		76	75
2.908% due 07/25/2036 ^		1,278	1,204
5.637% due 12/25/2036		2,358	2,212
6.000% due 04/25/2037 ^		5,002	4,922

Total Non-Agency Mortgage-Backed Securities (Cost $227,974)			230,397

ASSET-BACKED SECURITIES 10.4%
Accredited Mortgage Loan Trust
0.583% due 02/25/2037		3,915	3,767
0.920% due 09/25/2035		6,000	5,606
ACE Securities Corp. Home Equity Loan Trust
0.513% due 10/25/2036		25	14
Asset-Backed Securities Corp. Home Equity Loan Trust
1.413% due 07/25/2035		2,000	1,838
Bear Stearns Asset-Backed Securities Trust
0.613% due 08/25/2036		3,944	3,513
0.693% due 06/25/2047		7,000	5,950
Citigroup Mortgage Loan Trust, Inc.
0.613% due 12/25/2036		2,174	1,401
0.633% due 01/25/2037		15,195	9,876
0.653% due 05/25/2037		9,572	6,867
1.353% due 09/25/2035 ^		3,600	2,119
Cornerstone CLO Ltd.
0.848% due 07/15/2021		2,444	2,434
Countrywide Asset-Backed Certificates
0.593% due 04/25/2047		3,629	3,059
0.603% due 05/25/2037		5,441	4,966
0.633% due 06/25/2047		2,330	2,096
0.693% due 12/25/2031 ^		3	2
Elm CLO Ltd.
2.033% due 01/17/2023		5,061	5,093
Fieldstone Mortgage Investment Trust
0.643% due 05/25/2036		4,279	2,832
First Franklin Mortgage Loan Trust
0.593% due 09/25/2036		5,894	5,536
0.943% due 09/25/2035		565	555
Fremont Home Loan Trust
0.613% due 08/25/2036		24,246	9,744
1.503% due 11/25/2034		13,312	11,610
GSAMP Trust
0.503% due 12/25/2046		4,545	2,531
0.603% due 12/25/2046		15,539	8,794
Long Beach Mortgage Loan Trust
0.673% due 02/25/2036		13,074	10,485
0.723% due 05/25/2046		9,082	3,299
1.013% due 10/25/2034		9	9
Massachusetts Educational Financing Authority
1.588% due 04/25/2038		921	910
MASTR Asset-Backed Securities Trust
0.663% due 05/25/2037		11,000	8,233
0.743% due 12/25/2035		4,168	3,707
Morgan Stanley ABS Capital, Inc. Trust
0.543% due 01/25/2037		4,308	2,274
0.583% due 02/25/2037		4,092	2,901
0.588% due 11/25/2036		14,239	8,641
0.613% due 09/25/2036		17,310	9,073
0.663% due 01/25/2037		6,209	3,344
Morgan Stanley Home Equity Loan Trust
0.553% due 12/25/2036		6,413	3,579
Option One Mortgage Loan Trust
0.593% due 01/25/2037		4,117	2,425
Penta CLO S.A.
0.067% due 06/04/2024	EUR	196	216
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		$7,728	4,257
Residential Asset Securities Corp. Trust
0.603% due 08/25/2036		7,438	7,057
Securitized Asset-Backed Receivables LLC Trust
0.533% due 08/25/2036		2,812	1,166
1.413% due 01/25/2036 ^		2,753	2,224
SLM Private Education Loan Trust
3.692% due 05/16/2044		710	729
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	4,890	5,227
1.138% due 10/25/2017		$252	252

Structured Asset Investment Loan Trust
0.763% due 01/25/2036		2,900	2,197
Structured Asset Securities Corp. Mortgage Loan Trust
0.623% due 12/25/2036		1,671	1,517
0.773% due 05/25/2037		4,936	4,549
Symphony CLO LP
1.933% due 04/16/2022		7,851	7,838
Wells Fargo Home Equity Asset-Backed Securities Trust
1.043% due 11/25/2035		1,000	926

Total Asset-Backed Securities (Cost $191,493)			197,238

SOVEREIGN ISSUES 7.3%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	200	221
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		600	675
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	253,060	76,134
0.000% due 01/01/2017 (c)		6,310	1,840
Export-Import Bank of Korea
4.000% due 01/29/2021		$17,700	19,342
Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2026	EUR	6,500	9,309
Korea Development Bank
3.250% due 09/20/2016		$1,200	1,206
Province of Ontario
1.000% due 07/22/2016		100	100
1.650% due 09/27/2019		2,000	2,028
4.000% due 10/07/2019		300	327
Qatar Government International Bond
5.250% due 01/20/2020		11,420	12,696
Republic of Greece Government International Bond
4.500% due 11/08/2016	JPY	1,010,000	9,597
4.500% due 07/03/2017		400,000	3,665
4.750% due 04/17/2019	EUR	2,200	2,214

Total Sovereign Issues (Cost $122,890)			139,354

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		24,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 1.3%
BANKING & FINANCE 1.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		1,100	1,306
GMAC Capital Trust
6.411% due 02/15/2040		947,649	23,521

Total Preferred Securities (Cost $26,090)			24,827

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (f) 1.1%			21,526

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
0.312% due 07/21/2016 - 12/08/2016 (b)(c)(d)(k)		$1,683	1,681

Total Short-Term Instruments (Cost $23,207)		23,207

Total Investments in Securities (Cost $1,868,464)		1,939,118

	SHARES
INVESTMENTS IN AFFILIATES 6.1%
SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio III	11,611,868	114,772

Total Short-Term Instruments (Cost $114,761)		114,772

Total Investments in Affiliates (Cost $114,761)		114,772

Total Investments 108.3% (Cost $1,983,225)		$2,053,890
Financial Derivative Instruments (h)(j) (1.0)% (Cost or Premiums, net $18,214)		(18,912)
Other Assets and Liabilities, net (7.3)%		(138,891)

Net Assets 100.0%		$1,896,087

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.200%	06/30/2016	07/01/2016	$20,932	U.S. Treasury Bonds 4.500% due 02/15/2036	$(20,846)	$20,932	$20,932
SSB	0.010	06/30/2016	07/01/2016	594	U.S. Treasury Bonds 8.000% due 11/15/2021	(610)	594	594

Total Repurchase Agreements						$(21,456)	$21,526	$21,526

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.000%	06/30/2016	07/01/2016		$(19,055)	$(19,055)
JML	0.250	01/07/2016	TBD	(2)	(4,227)	(4,232)

Total Reverse Repurchase Agreements						$(23,287)

(2)	Open maturity reverse repurchase agreement.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
NOM	0.550%	07/01/2016	10/03/2016	$(19,065)	$(19,093)

Total Sale-Buyback Transactions					$(19,093)

(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(81,083) at a weighted average interest rate of 0.596%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae, TBA	3.500%	07/01/2046	$12,400	$(9,199)	$(9,284)
Fannie Mae, TBA	4.000	07/01/2046	7,700	(8,213)	(8,255)
Fannie Mae, TBA	4.500	07/01/2046	10,000	(10,876)	(10,917)
Fannie Mae, TBA	4.500	08/01/2046	7,000	(7,634)	(7,637)
Fannie Mae, TBA	4.500	08/16/2046	5,000	(5,459)	(5,455)
U.S. Treasury Bonds	4.500	02/15/2036	14,300	(20,537)	(20,689)

Total Short Sales				$(61,918)	$(62,237)

(4)	Payable for short sales includes $86 of accrued interest.

(g)	Securities with an aggregate market value of $42,569 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$111.750	08/26/2016	1,108	$10	$1
Put - CBOT U.S. Treasury 5-Year Note September Futures	114.000	08/26/2016	1,181	10	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	115.000	08/26/2016	4,000	34	4
Put - CBOT U.S. Treasury 10-Year Note September Futures	120.000	08/26/2016	87	1	0

				$55	$6

Total Purchased Options				$55	$6

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	4,308	$(754)	$0	$(162)
90-Day Eurodollar September Futures	Short	09/2016	12	(2)	0	0
Australia Government 10-Year Bond September Futures	Long	09/2016	34	41	5	(6)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	248	124	36	(6)
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	248	(36)	14	(19)
Call Options Strike @ EUR 169.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	248	41	19	0
E-mini S&P 500 Index September Futures	Long	09/2016	497	30	41	(19)
Euro-Bobl September Futures	Long	09/2016	479	757	16	(16)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	1,048	(1,327)	0	(880)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	738	2,888	213	0
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	248	137	5	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	248	236	22	0
Put Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	248	(328)	0	(41)
U.S. Treasury 2-Year Note September Futures	Short	09/2016	990	(1,480)	0	(139)
U.S. Treasury 5-Year Note September Futures	Long	09/2016	6,734	14,151	526	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	4,087	13,696	0	(319)
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2016	50	635	0	(45)
United Kingdom Long Gilt September Futures	Long	09/2016	167	1,312	107	0

Total Futures Contracts				$30,121	$1,004	$(1,652)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$18,414	$791	$808	$76	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018		$392,500	$1,417	$1,245	$78	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,006,900	(24,417)	(19,903)	0	(345)
Receive	3-Month USD-LIBOR *	1.500	12/21/2021		198,300	(4,034)	101	59	0
Receive	3-Month USD-LIBOR	1.934	09/01/2022		75,900	(4,209)	(4,209)	41	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		430,200	(30,602)	(15,503)	274	0
Pay	3-Month USD-LIBOR	2.000	06/15/2023		70,400	3,955	1,811	0	(61)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		105,400	(9,014)	(7,524)	205	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		22,500	(1,832)	(1,915)	49	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		160,100	(4,201)	(646)	387	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		19,400	66	66	40	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		100,850	(21,293)	(20,604)	1,119	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		44,850	(6,805)	(3,756)	492	0
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		13,300	(948)	(53)	154	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	90,970	3,662	2,232	228	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		2,500	(321)	(245)	0	(16)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	22,000	(1,271)	(972)	0	(36)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		44,700	(4,675)	(3,243)	0	(62)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		33,500	(2,074)	(2,305)	0	(62)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		6,600	(1,205)	(1,094)	0	(46)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	5,170,000	(1,799)	(1,179)	24	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	12,800	2	(12)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		663,000	64	(494)	0	(36)
Pay	28-Day MXN-TIIE	5.500	09/13/2017		97,000	42	(109)	0	(5)
Pay	28-Day MXN-TIIE	5.000	06/11/2018		21,000	0	(16)	0	(1)
Pay	28-Day MXN-TIIE	5.615	05/21/2021		53,300	14	12	7	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		133,800	126	159	30	0

						$(109,352)	$(78,156)	$3,187	$(670)

Total Swap Agreements						$(108,561)	$(77,348)	$3,263	$(670)

*	This security has a forward starting effective date.

(i)	Securities with an aggregate market value of $70,619 and cash of $6,036 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	23,235		$34,069	$3,138	$0
	07/2016		$48,538	EUR	44,045	341	0
	07/2016		32,044	GBP	24,084	18	0
	08/2016	EUR	44,045		$48,590	0	(339)
	08/2016	GBP	24,084		32,052	0	(17)
	08/2016		$9,865	CNH	65,520	27	(77)
BPS	07/2016	BRL	55,350		$16,241	0	(989)
	07/2016		$17,244	BRL	55,350	0	(13)
	07/2016		1,123	EUR	1,000	0	(13)
	08/2016	BRL	9,522		$2,844	0	(94)
	08/2016	CNH	85,359		12,900	114	0
	08/2016		$16,115	BRL	55,350	966	0
	08/2016		6,476	CNH	42,483	0	(112)
	10/2016	BRL	13,500		$3,211	0	(878)
BRC	10/2016		$9,920	CNH	67,068	97	0
CBK	07/2016	BRL	8,640		$2,247	0	(443)
	07/2016	EUR	1,609		1,826	40	0
	07/2016		$2,692	BRL	8,640	0	(2)
	07/2016		5,367	EUR	4,723	0	(126)
	08/2016	EUR	5,814		$6,454	0	(5)
	08/2016	MXN	6,262		336	0	(5)
	08/2016		$20,570	CNH	134,629	0	(403)
	08/2016		368	MXN	6,954	10	0
	10/2016	BRL	47,470		$11,827	0	(2,550)
DUB	10/2016		$5,497	CNH	37,118	47	0
	01/2017	BRL	6,310		$1,496	0	(365)
GLM	07/2016		94,155		26,274	0	(3,036)
	07/2016	EUR	49,691		55,615	498	(28)
	07/2016		$29,334	BRL	94,155	0	(23)
	08/2016	SEK	965		$119	5	0
	10/2016	BRL	25,640		6,290	0	(1,475)
	02/2017	CNH	116,301		16,712	0	(556)
HUS	08/2016		129,317		19,549	178	0
	08/2016	HKD	3,946		509	0	0
	08/2016		$17,702	CNH	116,450	0	(258)
	10/2016	CNH	231,658		$35,430	829	0
	10/2016		$51,184	CNH	336,791	119	(999)
	01/2021	BRL	3,570		$550	0	(258)
JPM	07/2016		158,145		49,269	38	0
	07/2016	GBP	3,326		4,413	3	(18)
	07/2016		$43,439	BRL	158,145	5,792	0
	07/2016		1,720	EUR	1,532	0	(20)
	08/2016	SGD	18,419		$13,402	0	(266)
	08/2016		$1,054	BRL	3,601	57	0
	08/2016		9,823	MXN	181,388	87	(38)
	10/2016	BRL	143,040		$33,370	0	(9,952)
	10/2016		$5,478	CNH	37,031	53	0
	02/2017	CNH	199,027		$28,590	0	(962)
MSB	07/2016	BRL	9,700		2,871	0	(149)
	07/2016	JPY	6,759,992		61,371	0	(4,092)
	07/2016		$2,877	BRL	9,700	143	0
	08/2016		2,848		9,700	146	0
	10/2016	BRL	23,410		$6,011	0	(1,079)
NAB	07/2016	EUR	37,600		51,008	9,245	0
	07/2016		$41,333	EUR	37,600	430	0
SCX	07/2016		66,339	JPY	6,759,992	0	(877)
	08/2016	CNH	63,202		$9,550	83	0
	08/2016	JPY	6,759,992		66,409	891	0
	08/2016	SGD	35,998		26,180	0	(531)
	08/2016		$8,375	CNH	55,083	0	(124)
	10/2016	CNH	512,384		$78,413	1,882	0
	10/2016		$4,218	CNH	28,509	40	0
SOG	08/2016	CNH	22,481		$3,400	33	0
	08/2016		$1,764	CNH	11,561	0	(32)
	08/2016	ZAR	5,170		$336	0	(13)
	10/2016		$6,276	CNH	42,376	53	0
UAG	07/2016		5,080	EUR	4,609	35	0
	07/2016		1,562	GBP	1,125	0	(65)
	08/2016	CNH	18,515		$2,801	28	0
	02/2017		$3,570	CNH	23,676	0	(55)

Total Forward Foreign Currency Contracts						$25,466	$(31,337)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$600	$24	$56
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		56,702	605	167
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	17,300	677	167
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$11,100	466	1,268

							$1,772	$1,658

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$4,600	$450	$616
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	4,600	450	306
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018	9,600	887	1,285
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	9,600	979	638
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019	19,600	2,246	3,036
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019	19,600	2,246	1,716
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016	138,000	48	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	118,900	228	173
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	22,800	1,160	667
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	107,800	367	616
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	45,500	2,354	1,332
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	125,900	452	719
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	22,100	605	0
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018	9,400	942	1,260
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018	9,400	942	659
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018	32,800	3,037	4,422
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018	32,800	3,516	2,289
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018	47,200	4,681	6,652
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018	47,200	4,681	3,139
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	16,600	798	490
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019	25,100	2,891	4,095
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019	25,100	2,891	2,137

							$36,851	$36,247

Total Purchased Options							$38,623	$37,905

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$16,300	$(893)	$(162)
	Call - OTC USD versus RUB		108.000	02/22/2017		600	(24)	(2)
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		113,404	(536)	(174)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		4,326	(557)	(84)
	Put - OTC USD versus BRL		5.000	10/19/2017		4,326	(645)	(1,701)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	8,472	(329)	(84)
	Call - OTC EUR versus MXN		22.650	03/21/2017		8,472	(294)	(220)
	Put - OTC EUR versus USD		$1.090	07/14/2016		27,556	(174)	(59)
	Call - OTC EUR versus USD		1.150	07/14/2016		27,556	(174)	(9)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		$12,960	(1,642)	(252)
	Put - OTC USD versus BRL		5.000	10/19/2017		12,960	(1,955)	(5,095)
	Call - OTC USD versus BRL		6.300	01/11/2018		4,897	(261)	(57)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	17,300	(553)	(77)
	Put - OTC EUR versus MXN		18.900	03/21/2017		12,495	(507)	(124)
	Call - OTC EUR versus MXN		22.650	03/21/2017		12,495	(409)	(325)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016		8,300	(543)	(142)
SOG	Call - OTC EUR versus RUB		85.000	12/02/2016		7,600	(540)	(130)
	Call - OTC USD versus RUB		110.000	02/24/2017		$11,100	(479)	(41)

							$(10,515)	$(8,738)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,900	$(117)	$(1)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	30,200	(271)	(2)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	3,700	(48)	(1)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	6,200	(46)	(1)

						$(482)	$(5)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$113,900	$(1,185)	$(608)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	25,300	(228)	(454)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	227,200	(2,419)	(1,214)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	5,300	(88)	(148)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	17,400	(278)	(493)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	8,800	(151)	(245)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	17,700	(301)	(502)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	22,100	(610)	(2,108)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	83,000	(879)	(471)

							$(6,139)	$(6,243)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$639	$0	$0

Total Written Options					$(17,136)	$(14,986)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Citigroup, Inc.	1.000%	09/20/2016	0.286%		$2,300	$28	$(24)	$4	$0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	1,100	(9)	13	4	0
BPS	Volkswagen International Finance NV	1.000	12/20/2016	0.339		1,200	(16)	21	5	0
BRC	Italy Government International Bond	1.000	06/20/2017	0.569		$2,900	11	2	13	0
CBK	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	700	(6)	9	3	0
DUB	Italy Government International Bond	1.000	09/20/2016	0.477		$1,200	9	(7)	2	0
GST	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	900	(12)	16	4	0
HUS	Italy Government International Bond	1.000	09/20/2016	0.477		$2,500	19	(15)	4	0
	Mexico Government International Bond	1.000	12/20/2016	0.371		100	1	(1)	0	0
	U.S. Treasury Notes	0.250	06/20/2017	0.151	EUR	2,100	(4)	6	2	0
JPM	Mexico Government International Bond	1.000	12/20/2016	0.371		$1,200	16	(12)	4	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	300	(3)	4	1	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		100	(3)	4	1	0
MYC	Italy Government International Bond	1.000	06/20/2017	0.569		$2,900	10	3	13	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	600	(6)	8	2	0

							$35	$27	$62	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$19,204	$(3,932)	$382	$0	$(3,550)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,500	335	(28)	307	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,500	334	(28)	306	0
	MCDX-26 5-Year Index	1.000	06/20/2021	3,400	9	1	10	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	289	0	2	2	0
	MCDX-26 5-Year Index	1.000	06/20/2021	1,600	4	1	5	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	579	0	4	4	0

					$(3,250)	$334	$634	$(3,550)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	28,900	$(4)	$(424)	$0	$(428)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	630	(1)	72	71	0
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		7,383	(9)	536	527	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		600	4	64	68	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		12,260	0	809	809	0
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	21,500	(78)	(291)	0	(369)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		58,300	(5)	(723)	0	(728)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		55,400	(7)	(1,492)	0	(1,499)
HUS	Pay	28-Day MXN-TIIE	5.000	06/11/2018	MXN	9,000	(15)	15	0	0
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,450	2	101	103	0

							$(113)	$(1,333)	$1,578	$(3,024)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	16,698	1-Month USD-LIBOR plus a specified spread	08/15/2016	$65,356	$0	$(889)	$0	$(889)
	Pay	S&P 500 Total Return Index	481,094	1-Month USD-LIBOR plus a specified spread	09/15/2016	1,875,811	0	(32,722)	0	(32,722)

							$0	$(33,611)	$0	$(33,611)

Total Swap Agreements							$(3,328)	$(34,583)	$2,274	$(40,185)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $31,398 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$11,583	$0	$11,583
Corporate Bonds & Notes
Banking & Finance	0	308,219	0	308,219
Industrials	0	47,029	0	47,029
Utilities	0	58,513	0	58,513
Municipal Bonds & Notes
California	0	9,014	0	9,014
Illinois	0	2,993	0	2,993
Iowa	0	46	0	46
New Jersey	0	1,816	0	1,816
New York	0	4,820	0	4,820
Ohio	0	2,427	0	2,427
Tennessee	0	141	0	141
Washington	0	4,953	0	4,953
West Virginia	0	243	0	243
U.S. Government Agencies	0	257,252	0	257,252
U.S. Treasury Obligations	0	615,046	0	615,046
Non-Agency Mortgage-Backed Securities	0	230,397	0	230,397
Asset-Backed Securities	0	197,238	0	197,238
Sovereign Issues	0	139,354	0	139,354
Preferred Securities
Banking & Finance	23,521	1,306	0	24,827
Short-Term Instruments
Repurchase Agreements	0	21,526	0	21,526
U.S. Treasury Bills	0	1,681	0	1,681
	$23,521	$1,915,597	$0	$1,939,118

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$114,772	$0	$0	$114,772

Total Investments	$138,293	$1,915,597	$0	$2,053,890

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(41,548)	0	(41,548)
U.S. Treasury Obligations	0	(20,689)	0	(20,689)
	$0	$(62,237)	$0	$(62,237)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,004	3,269	0	4,273
Over the counter	0	65,645	0	65,645
	$1,004	$68,914	$0	$69,918

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,652)	(670)	0	(2,322)
Over the counter	0	(86,508)	0	(86,508)

	$(1,652)	$(87,178)	$0	$(88,830)

Totals	$137,645	$1,835,096	$0	$1,972,741

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Small Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.0%
BANK LOAN OBLIGATIONS 0.3%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$898	$899
Charter Communications Operating LLC
3.250% - 3.500% due 08/24/2021		898	896
Community Health Systems, Inc.
3.924% due 12/31/2018		874	868

Total Bank Loan Obligations (Cost $2,659)			2,663

CORPORATE BONDS & NOTES 17.2%
BANKING & FINANCE 11.1%
ABN AMRO Bank NV
4.750% due 07/28/2025		300	313
Ally Financial, Inc.
6.250% due 12/01/2017		800	840
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		1,298	1,383
Banco del Estado de Chile
4.125% due 10/07/2020		1,800	1,919
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	2,800	854
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)		400	441
Bank of America Corp.
0.956% due 08/15/2016		$400	400
5.650% due 05/01/2018		100	107
6.100% due 03/17/2025 (d)		4,600	4,675
6.400% due 08/28/2017		200	211
6.500% due 08/01/2016		12,425	12,473
6.875% due 04/25/2018		3,700	4,041
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	5,600	9,058
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	1,963
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		400	392
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,600	1,797
Citigroup, Inc.
1.306% due 11/15/2016		$7,000	7,005
1.598% due 07/25/2016		8,600	8,604
5.950% due 05/15/2025 (d)		1,100	1,077
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	600	781
Credit Agricole S.A.
8.125% due 12/23/2025 (d)		$900	898
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	589
Ford Motor Credit Co. LLC
8.000% due 12/15/2016		200	206
General Motors Financial Co., Inc.
2.400% due 04/10/2018		1,700	1,714
4.750% due 08/15/2017		10,270	10,600
HSBC Holdings PLC
3.400% due 03/08/2021		500	516
4.300% due 03/08/2026		300	319
HSBC USA, Inc.
1.402% due 08/07/2018		800	796
International Lease Finance Corp.
6.750% due 09/01/2016		3,475	3,494
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		3,600	3,803
Lloyds Banking Group PLC
7.875% due 06/27/2029 (d)	GBP	1,800	2,273
Macquarie Bank Ltd.
6.625% due 04/07/2021		$546	632
MUFG Union Bank N.A.
1.033% due 05/05/2017		4,000	4,000
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	222
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		$100	107
UBS AG
5.125% due 05/15/2024		3,700	3,778

UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020	400	407
4.125% due 09/24/2025	400	416
Wells Fargo & Co.
3.500% due 03/08/2022	38	41

		93,145

INDUSTRIALS 4.2%
AbbVie, Inc.
1.800% due 05/14/2018	500	504
2.500% due 05/14/2020	300	307
3.200% due 11/06/2022	100	104
3.600% due 05/14/2025	200	210
4.500% due 05/14/2035	100	105
4.700% due 05/14/2045	100	106
Actavis Funding SCS
1.911% due 03/12/2020	1,100	1,104
3.800% due 03/15/2025	1,100	1,147
Charter Communications Operating LLC
4.464% due 07/23/2022	300	323
4.908% due 07/23/2025	700	764
6.384% due 10/23/2035	100	119
6.484% due 10/23/2045	300	360
6.834% due 10/23/2055	100	119
CVS Health Corp.
3.500% due 07/20/2022	100	108
3.875% due 07/20/2025	709	782
Daimler Finance North America LLC
1.317% due 08/01/2016	3,600	3,602
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020	2,000	2,103
DP World Sukuk Ltd.
6.250% due 07/02/2017	1,100	1,149
Enbridge, Inc.
1.296% due 10/01/2016	2,500	2,490
HCA, Inc.
3.750% due 03/15/2019	4,500	4,669
Kraft Heinz Foods Co.
1.600% due 06/30/2017	300	301
2.000% due 07/02/2018	300	304
3.500% due 07/15/2022	100	106
3.950% due 07/15/2025	100	109
5.000% due 07/15/2035	100	115
5.200% due 07/15/2045	100	119
President and Fellows of Harvard College
6.500% due 01/15/2039	1,100	1,719
QUALCOMM, Inc.
4.800% due 05/20/2045	300	313
Thomson Reuters Corp.
1.300% due 02/23/2017	9,800	9,803
UAL Pass-Through Trust
10.400% due 05/01/2018	17	17
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	1,600	1,653

		34,734

UTILITIES 1.9%
AT&T, Inc.
1.051% due 03/30/2017	4,500	4,503
Petrobras Global Finance BV
2.768% due 01/15/2019	300	272
5.750% due 01/20/2020	1,000	967
Verizon Communications, Inc.
2.406% due 09/14/2018	10,100	10,355
6.100% due 04/15/2018	33	36

		16,133

Total Corporate Bonds & Notes (Cost $147,029)		144,012

MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	161
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	3,500	4,297

University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400	449

		4,907

COLORADO 0.6%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	4,300	5,253

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	423
7.750% due 01/01/2042	700	711

		1,134

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	155

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,513

NEW YORK 0.2%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	115
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,298

		1,413

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	600	825

Total Municipal Bonds & Notes (Cost $12,251)		15,200

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
0.803% due 07/25/2037	62	62
0.833% due 07/25/2037	71	72
0.853% due 09/25/2035	176	176
2.310% due 08/01/2022	100	104
4.000% due 07/01/2018 - 03/01/2026	1,510	1,575
4.513% due 07/01/2019	638	690
5.000% due 04/01/2035	179	201
5.500% due 09/01/2023	10	11
6.000% due 05/01/2019 - 05/01/2041	2,570	2,944
7.500% due 04/01/2024 - 11/01/2037	236	260
Fannie Mae, TBA
4.500% due 08/01/2046	3,000	3,273
5.000% due 07/01/2046	3,000	3,333
5.500% due 07/01/2046	2,500	2,811
Freddie Mac
0.493% due 12/25/2036	10	10
1.152% due 10/15/2037	59	60
6.000% due 04/01/2040	10	11
Freddie Mac, TBA
5.000% due 07/01/2046	2,000	2,207
5.500% due 07/01/2046	1,000	1,115
Ginnie Mae
6.000% due 12/15/2038	137	157
Ginnie Mae, TBA
5.000% due 07/01/2046	3,000	3,338
Small Business Administration
5.290% due 12/01/2027	56	63
5.720% due 01/01/2029	1,054	1,203
6.020% due 08/01/2028	900	1,029

Total U.S. Government Agencies (Cost $24,180)		24,705

U.S. TREASURY OBLIGATIONS 59.3%
U.S. Treasury Bonds
2.500% due 02/15/2046	10,100	10,527
2.875% due 08/15/2045	14,400	16,175
3.000% due 11/15/2044 (j)	1,300	1,496
3.125% due 08/15/2044	6,350	7,481
3.750% due 11/15/2043 (f)	5,800	7,660
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (h)	25,279	25,877
0.125% due 01/15/2023 (h)	7,462	7,570
0.125% due 07/15/2024	12,594	12,737

0.250% due 01/15/2025		16,362	16,630
0.375% due 07/15/2023		17,989	18,626
0.750% due 02/15/2045		5,689	5,731
1.750% due 01/15/2028		4,568	5,348
2.375% due 01/15/2025 (h)		635	759
2.375% due 01/15/2027		2,491	3,062
2.500% due 01/15/2029		3,788	4,808
3.625% due 04/15/2028		148	205
U.S. Treasury Notes
1.375% due 09/30/2020 (h)(j)		20,800	21,185
1.375% due 10/31/2020 (h)(j)		11,300	11,508
1.750% due 12/31/2020 (j)		34,300	35,487
1.875% due 08/31/2022		117,000	121,659
1.875% due 10/31/2022 (h)(j)		48,000	49,897
2.000% due 11/30/2020 (h)(j)		6,100	6,376
2.000% due 07/31/2022 (h)(j)		10,100	10,580
2.000% due 08/15/2025 (j)		18,700	19,562
2.125% due 08/31/2020 (h)(j)		17,100	17,942
2.125% due 05/15/2025 (f)(h)(j)		23,400	24,732
2.250% due 11/15/2025 (j)		700	747
2.375% due 08/15/2024 (h)(j)		31,200	33,602

Total U.S. Treasury Obligations (Cost $478,094)			497,969

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%
Adjustable Rate Mortgage Trust
4.954% due 11/25/2037 ^		8,590	6,277
BCAP LLC Trust
7.005% due 03/26/2037		9,508	7,153
Bear Stearns ALT-A Trust
2.947% due 11/25/2035 ^		8,001	5,929
ChaseFlex Trust
0.753% due 07/25/2037		522	386
Citigroup Mortgage Loan Trust, Inc.
0.523% due 01/25/2037		8	6
2.730% due 03/25/2036 ^		509	489
2.822% due 08/25/2035		208	203
Countrywide Alternative Loan Trust
0.613% due 02/25/2047		30	24
0.653% due 06/25/2037		95	81
1.437% due 02/25/2036		12	10
Countrywide Home Loan Mortgage Pass-Through Trust
2.674% due 11/25/2034		11	10
2.823% due 02/20/2035		11	11
5.500% due 11/25/2035 ^		77	68
Deutsche ALT-A Securities, Inc.
0.633% due 06/25/2037 ^		683	577
Eddystone Finance PLC
1.113% due 04/19/2021	GBP	1,544	2,007
GSR Mortgage Loan Trust
2.893% due 11/25/2035		$12	11
HarborView Mortgage Loan Trust
0.618% due 12/19/2036 ^		970	724
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		119	119
5.439% due 01/15/2049		4,143	4,217
JPMorgan Mortgage Trust
2.870% due 07/25/2035		73	71
2.953% due 08/25/2034		149	149
2.954% due 02/25/2035		4	4
5.750% due 01/25/2036 ^		24	21
LB Commercial Mortgage Trust
6.073% due 07/15/2044		4,451	4,612
Merrill Lynch Mortgage Investors Trust
2.939% due 09/25/2035 ^		239	216
Morgan Stanley Capital Trust
5.610% due 04/15/2049		34	34
Residential Accredit Loans, Inc. Trust
0.638% due 08/25/2036		1,084	866
0.653% due 05/25/2047		12,069	9,458
Structured Adjustable Rate Mortgage Loan Trust
2.920% due 04/25/2035		311	296
Structured Asset Mortgage Investments Trust
0.573% due 08/25/2036		13,495	10,144
0.683% due 02/25/2036		2,703	2,337
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		315	315
WaMu Mortgage Pass-Through Certificates Trust
1.167% due 01/25/2047		35	31
1.207% due 05/25/2047		5,634	4,699
2.178% due 09/25/2046		65	60
2.178% due 10/25/2046		59	53
Wells Fargo Mortgage-Backed Securities Trust
2.855% due 03/25/2036 ^		455	427
2.989% due 07/25/2036 ^		1,229	1,180
5.637% due 12/25/2036		432	406

Total Non-Agency Mortgage-Backed Securities (Cost $65,597)			63,681

ASSET-BACKED SECURITIES 12.1%
Asset-Backed Funding Certificates Trust
0.583% due 01/25/2037		3,165	2,090
Asset-Backed Securities Corp. Home Equity Loan Trust
1.413% due 07/25/2035		300	276
Bear Stearns Asset-Backed Securities Trust
0.563% due 02/25/2037		2,513	2,384
0.613% due 08/25/2036		1,118	996
0.653% due 12/25/2036		413	393
Citigroup Mortgage Loan Trust, Inc.
0.513% due 07/25/2045		29	20
0.613% due 12/25/2036		4,427	2,853
Cornerstone CLO Ltd.
0.848% due 07/15/2021		429	427
Countrywide Asset-Backed Certificates
0.593% due 06/25/2037		1,477	1,058
0.593% due 06/25/2047 ^		1,630	1,173
0.733% due 09/25/2036		1,890	1,715
5.000% due 10/25/2046 ^		9,144	7,775
5.329% due 04/25/2047 ^		405	392
Credit-Based Asset Servicing and Securitization LLC
0.566% due 07/25/2037		11	7
Fieldstone Mortgage Investment Trust
1.188% due 12/25/2035		10,750	8,384
First Franklin Mortgage Loan Trust
0.983% due 09/25/2035		4,000	3,819
Fremont Home Loan Trust
0.553% due 08/25/2036		113	45
GSAA Home Equity Trust
3.013% due 03/25/2036		7,658	5,262
GSAMP Trust
1.773% due 12/25/2034 ^		1,773	1,196
Lockwood Grove CLO Ltd.
2.008% due 01/25/2024		6,405	6,378
MASTR Specialized Loan Trust
0.713% due 06/25/2046		4,794	4,034
Merrill Lynch Mortgage Investors Trust
0.563% due 08/25/2037		9,619	5,846
Morgan Stanley ABS Capital, Inc. Trust
0.503% due 07/25/2036		6	3
0.613% due 09/25/2036		3,588	1,880
0.668% due 03/25/2037		10,145	4,652
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^		6,059	3,413
People’s Choice Home Loan Securities Trust
0.973% due 12/25/2035		902	825
Residential Asset Mortgage Products Trust
1.548% due 09/25/2033		1,919	1,789
Residential Asset Securities Corp. Trust
0.703% due 04/25/2037		17,214	16,107
Securitized Asset-Backed Receivables LLC Trust
0.703% due 05/25/2036		1,737	1,006
SG Mortgage Securities Trust
0.633% due 02/25/2036		5,998	3,381
SLM Private Education Loan Trust
1.042% due 07/15/2022		2,400	2,397
3.692% due 05/16/2044		209	214
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	489	523
Soundview Home Loan Trust
0.513% due 11/25/2036		$9	4
South Texas Higher Education Authority, Inc.
1.125% due 10/01/2020		183	183
SpringCastle America Funding LLC
2.700% due 05/25/2023		3,138	3,150
Structured Asset Securities Corp. Mortgage Loan Trust
0.683% due 05/25/2047		2,300	1,803
Venture CDO Ltd.
0.855% due 07/22/2021		240	235
Voya CLO Ltd.
1.928% due 10/15/2022		3,600	3,592

Total Asset-Backed Securities (Cost $103,179)			101,680

SOVEREIGN ISSUES 6.4%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (a)	BRL	122,180	36,758
0.000% due 01/01/2017 (a)		2,710	790
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,186
Hydro-Quebec
1.000% due 09/29/2049 (d)		3,600	2,558

Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2026	EUR	3,100	4,440
Korea Development Bank
3.250% due 09/20/2016		$600	603
3.500% due 08/22/2017		200	205
Province of Ontario
1.100% due 10/25/2017		200	201
1.650% due 09/27/2019		300	304
Qatar Government International Bond
5.250% due 01/20/2020		1,500	1,668
Republic of Greece Government International Bond
3.000% due 02/24/2036	EUR	1,100	753
3.800% due 08/08/2017	JPY	60,000	550
4.750% due 04/17/2019	EUR	2,800	2,818

Total Sovereign Issues (Cost $48,670)			53,834

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (e) 1.2%			9,870

U.S. TREASURY BILLS 0.2%
0.381% due 12/08/2016 (b)(j)		$1,926	1,924

Total Short-Term Instruments (Cost $11,793)			11,794

Total Investments in Securities (Cost $893,452)			915,538

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III		996,820	9,853

Total Short-Term Instruments (Cost $9,852)			9,853

Total Investments in Affiliates (Cost $9,852)			9,853

Total Investments 110.2% (Cost $903,304)			$925,391
Financial Derivative Instruments (g)(i) (4.1)% (Cost or Premiums, net $7,469)			(34,150)
Other Assets and Liabilities, net (6.1)%			(51,227)

Net Assets 100.0%			$840,014

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.200%	06/30/2016	07/01/2016	$8,490	U.S. Treasury Bonds 4.500% due 02/15/2036	$(8,455)	$8,490	$8,490
SSB	0.010	06/30/2016	07/01/2016	1,380	U.S. Treasury Notes 2.375% due 12/31/2020	(1,411)	1,380	1,380

Total Repurchase Agreements						$(9,866)	$9,870	$9,870

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.700%	06/30/2016	07/01/2016	$(7,729)	$(7,729)
RDR	0.590	04/11/2016	07/11/2016	(5,225)	(5,232)

Total Reverse Repurchase Agreements					$(12,961)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
NOM	0.550%	07/01/2016	10/03/2016	$(7,733)	$(7,744)

Total Sale-Buyback Transactions					$(7,744)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(59,006) at a weighted average interest rate of 0.599%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	4.000%	07/01/2046	$800	$(853)	$(858)
U.S. Treasury Bonds	4.500	02/15/2036	5,800	(8,330)	(8,391)

Total Short Sales				$(9,183)	$(9,249)

(3)	Payable for short sales includes $35 of accrued interest.

(f)	Securities with an aggregate market value of $20,605 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$112.250	08/26/2016	710	$6	$1
Put - CBOT U.S. Treasury 5-Year Note September Futures	114.000	08/26/2016	673	6	0

				$12	$1

Total Purchased Options				$12	$1

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	952	$(1,707)	$0	$(36)
90-Day Eurodollar September Futures	Short	09/2016	4	(6)	0	0
Australia Government 10-Year Bond September Futures	Long	09/2016	15	18	3	(2)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	105	52	15	(2)
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	105	(15)	6	(8)
Call Options Strike @ EUR 169.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	105	17	8	0
Euro-Bobl September Futures	Long	09/2016	192	306	7	(6)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	377	(386)	0	(302)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	160	736	46	0
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	105	58	2	0
Put Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	105	100	9	0
Put Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	105	(139)	0	(18)
Russell 2000 Mini Index September Futures	Short	09/2016	117	138	0	(214)
U.S. Treasury 2-Year Note September Futures	Long	09/2016	681	1,038	96	0
U.S. Treasury 5-Year Note September Futures	Long	09/2016	1,385	2,725	108	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	1,853	6,209	0	(145)
U.S. Treasury 30-Year Bond September Futures	Short	09/2016	4	(39)	3	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2016	90	1,143	0	(82)
United Kingdom Long Gilt September Futures	Short	09/2016	26	(210)	0	(17)

Total Futures Contracts				$10,038	$303	$(832)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$2,744	$167	$19	$9	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	2,376	102	22	10	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	13,800	113	43	24	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	3,000	34	4	6	0

				$416	$88	$49	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018		$99,800	$360	$344	$20	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		630,300	(15,281)	(3,894)	0	(215)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		35,700	1,665	663	2	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		362,900	(25,984)	(9,886)	214	0
Pay	3-Month USD-LIBOR	2.000	06/15/2023		32,100	1,803	826	0	(28)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		30,500	(2,608)	(1,563)	59	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		11,500	(937)	(657)	25	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		81,800	(2,146)	(331)	198	0
Receive	3-Month USD-LIBOR *	2.098	07/01/2041		7,900	27	27	16	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		59,300	(12,520)	(7,703)	658	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		25,785	(3,912)	(2,158)	283	0
Receive	3-Month USD-LIBOR *	2.285	05/25/2048		5,800	(413)	(24)	67	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	41,100	1,655	601	105	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		1,200	(154)	(102)	0	(8)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,800	(335)	(175)	0	(9)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		16,300	(1,705)	(985)	0	(22)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		10,400	(644)	(716)	0	(19)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		3,400	(621)	(563)	0	(24)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	2,330,000	(811)	(404)	11	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	1,100	0	0	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		77,200	7	(50)	0	(4)
Pay	28-Day MXN-TIIE	5.500	09/13/2017		15,000	6	(11)	0	(1)
Pay	28-Day MXN-TIIE	5.430	06/12/2020		74,200	11	(52)	4	0
Pay	28-Day MXN-TIIE	5.615	05/21/2021		22,100	6	5	3	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		29,800	6	(10)	5	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		6,000	6	(1)	1	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022		24,200	6	(1)	6	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		700	0	0	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		600	0	0	0	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		38,200	(16)	22	16	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		8,100	(2)	5	4	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		29,900	37	58	29	0

						$(62,494)	$(26,735)	$1,726	$(330)

Total Swap Agreements						$(62,078)	$(26,647)	$1,775	$(330)

*	This security has a forward starting effective date.

(h)	Securities with an aggregate market value of $33,286 and cash of $1,240 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	14,190		$20,807	$1,916	$0
	07/2016		$17,524	EUR	15,902	123	0
	07/2016		18,720	GBP	14,070	11	0
	08/2016	CNH	8,304		$1,224	0	(20)
	08/2016	EUR	15,902		17,543	0	(122)
	08/2016	GBP	14,070		18,725	0	(10)
	08/2016		$5,686	CNH	37,444	0	(76)
BPS	07/2016	BRL	13,083		$3,839	0	(234)
	07/2016	JPY	2,365,303		21,468	0	(1,438)
	07/2016		$4,076	BRL	13,083	0	(3)
	08/2016	CNH	37,055		$5,600	49	0
	08/2016	SGD	749		545	0	(11)
	08/2016		$3,809	BRL	13,083	228	0
	08/2016		2,811	CNH	18,440	0	(49)
	10/2016	BRL	5,800		$1,379	0	(377)
BRC	10/2016		$4,248	CNH	28,720	42	0
CBK	07/2016	BRL	13,718		$3,568	0	(703)
	07/2016	EUR	1,369		1,543	23	0
	07/2016		$4,274	BRL	13,718	0	(3)
	07/2016		492	EUR	433	0	(12)
	07/2016		2,127	GBP	1,435	0	(216)
	08/2016	EUR	2,547		$2,827	0	(2)
	08/2016	SGD	14,157		10,304	0	(201)
	08/2016		$275	MXN	5,259	11	0
	10/2016	BRL	42,440		$10,387	0	(2,466)
	10/2016		$12,949	CNH	84,542	0	(321)
DUB	10/2016		2,354		15,895	20	0
	01/2017	BRL	2,710		$643	0	(157)
GLM	07/2016		49,554		13,828	0	(1,598)
	07/2016	EUR	16,271		18,188	138	(7)
	07/2016		$15,438	BRL	49,554	0	(12)
	10/2016	BRL	10,850		$2,662	0	(624)
HUS	08/2016	CNH	55,785		8,433	77	0
	08/2016	HKD	1,233		159	0	0
	08/2016		$6,779	CNH	44,636	0	(93)
	10/2016		5,924		39,014	14	(111)
	01/2021	BRL	1,520		$234	0	(110)
JPM	07/2016		76,354		23,788	19	0
	07/2016	GBP	1,989		2,706	65	(7)
	07/2016		$20,973	BRL	76,354	2,796	0
	07/2016		1,467	EUR	1,305	0	(19)
	08/2016		64	BRL	219	4	0
	08/2016		1,922	CHF	1,857	0	(16)
	08/2016		5,000	MXN	91,341	19	(47)
	10/2016	BRL	40,180		$9,557	0	(2,612)
	10/2016		$2,345	CNH	15,852	23	0
MSB	07/2016	BRL	15,400		$4,558	0	(236)
	07/2016		$4,568	BRL	15,400	226	0
	08/2016		4,522		15,400	231	0
	10/2016	BRL	22,910		$6,301	0	(638)
NAB	07/2016	EUR	10,776		14,619	2,650	0
	07/2016		$11,846	EUR	10,776	123	0
SCX	07/2016		23,514	JPY	2,396,103	0	(311)
	08/2016	CNH	27,465		$4,150	36	0
	08/2016	JPY	2,396,103		23,539	316	0
	08/2016	SGD	8,579		6,235	0	(131)
	08/2016		$23,592	CNH	154,546	0	(442)
	10/2016	CNH	401,056		$61,427	1,524	0
	10/2016		$1,806	CNH	12,207	17	0
	02/2017	CNH	106,599		$15,396	0	(432)
SOG	08/2016		9,918		1,500	14	0
	08/2016		$778	CNH	5,099	0	(14)
	08/2016	ZAR	1,046		$68	0	(3)
	10/2016		$2,687	CNH	18,143	23	0
UAG	07/2016	JPY	30,800		$291	0	(7)
	07/2016		$1,723	EUR	1,563	12	0
	08/2016	CNH	8,044		$1,217	12	0
	01/2017		8,304		1,209	0	(27)
	02/2017		$2,203	CNH	14,610	0	(34)

Total Forward Foreign Currency Contracts						$10,762	$(13,952)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$300	$12	$28
CBK	Call - OTC USD versus JPY	JPY	115.000	11/23/2016		23,148	247	68
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	6,500	254	63
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		$4,600	193	525

							$706	$684

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	04/13/2018	$1,900	$186	$254
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	1,900	186	126
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/13/2018	3,800	351	509
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	04/13/2018	3,800	387	253
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	04/17/2019	7,600	871	1,177
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	04/17/2019	7,600	871	665
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016	59,300	21	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	52,600	101	77
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	9,900	504	290
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	50,300	171	287
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	19,700	1,019	577
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	58,000	208	331
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	9,800	268	0
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.240	05/16/2018	3,800	381	510
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.240	05/16/2018	3,800	381	267
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.245	05/17/2018	13,400	1,242	1,807
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.245	05/17/2018	13,400	1,435	935
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.285	05/23/2018	19,600	1,944	2,762
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	05/23/2018	19,600	1,944	1,303
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	6,300	303	186
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	05/28/2019	14,400	1,658	2,349
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/28/2019	14,400	1,659	1,226

							$16,091	$15,891

Total Purchased Options							$16,797	$16,575

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		$8,600	$(471)	$(86)
	Call - OTC USD versus RUB		108.000	02/22/2017		300	(12)	(1)
CBK	Call - OTC USD versus JPY	JPY	119.000	11/23/2016		46,296	(219)	(71)
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		2,170	(280)	(42)
	Put - OTC USD versus BRL		5.000	10/19/2017		2,170	(323)	(853)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	3,861	(150)	(38)
	Call - OTC EUR versus MXN		22.650	03/21/2017		3,861	(134)	(100)
	Put - OTC EUR versus USD		$1.090	07/14/2016		11,726	(74)	(25)
	Call - OTC EUR versus USD		1.150	07/14/2016		11,726	(74)	(4)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		$6,529	(827)	(127)
	Put - OTC USD versus BRL		5.000	10/19/2017		6,529	(985)	(2,567)
	Call - OTC USD versus BRL		6.300	01/11/2018		2,162	(115)	(25)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	6,500	(208)	(29)
	Put - OTC EUR versus MXN		18.900	03/21/2017		5,787	(235)	(57)
	Call - OTC EUR versus MXN		22.650	03/21/2017		5,787	(189)	(151)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016		4,300	(281)	(74)
SOG	Call - OTC EUR versus RUB		85.000	12/02/2016		4,100	(291)	(70)
	Call - OTC USD versus RUB		110.000	02/24/2017		$4,600	(199)	(17)

							$(5,067)	$(4,337)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$300	$(4)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$49,400	$(514)	$(264)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016	11,200	(101)	(201)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	98,600	(1,050)	(527)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	2,400	(40)	(67)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	8,200	(131)	(232)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	4,100	(70)	(114)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017	8,100	(138)	(229)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	9,800	(271)	(935)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	31,500	(333)	(179)

							$(2,648)	$(2,748)

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$269	$0	$0

Total Written Options					$(7,719)	$(7,085)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.339%	EUR	1,100	$(8)	$12	$4	$0
BPS	Volkswagen International Finance NV	1.000	12/20/2016	0.339		500	(7)	9	2	0
BRC	Italy Government International Bond	1.000	06/20/2017	0.569		$1,100	4	1	5	0
CBK	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	200	(2)	3	1	0
DUB	Spain Government International Bond	1.000	06/20/2019	0.734		$9,200	0	75	75	0
GST	Spain Government International Bond	1.000	06/20/2019	0.734		4,200	2	32	34	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	400	(5)	7	2	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		50	(1)	1	0	0
JPM	Spain Government International Bond	1.000	06/20/2019	0.734		$5,000	(3)	44	41	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	100	(1)	1	0	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		50	(1)	1	0	0
MYC	Spain Government International Bond	1.000	06/20/2019	0.734		$1,400	3	8	11	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	200	(2)	3	1	0

							$(21)	$197	$176	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$600	$80	$(6)	$74	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	8,349	(1,720)	176	0	(1,544)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	800	107	(9)	98	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	193	0	1	1	0

					$(1,533)	$162	$173	$(1,544)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	9,200	$(10)	$(131)	$0	$(141)
BPS	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020		8,800	(1)	(129)	0	(130)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	220	0	25	25	0
	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		950	(2)	70	68	0
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	7,900	(2)	(211)	0	(213)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	2,317	(3)	168	165	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		100	1	10	11	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		3,580	0	236	236	0
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	12,900	(44)	(177)	0	(221)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		21,200	(2)	(263)	0	(265)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		28,000	(3)	(755)	0	(758)
	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	200	0	0	0	0
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	420	1	29	30	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		1,430	(2)	104	102	0

							$(67)	$(1,024)	$637	$(1,728)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Russell 2000 Index	103,546	3-Month USD-LIBOR less a specified spread	07/15/2016	$618,342	$0	$(43,496)	$0	$(43,496)
	Receive	Russell 2000 Index	17,959	1-Month USD-LIBOR less a specified spread	01/19/2017	101,372	0	(1,655)	0	(1,655)
CBK	Receive	Russell 2000 Index	32,704	3-Month USD-LIBOR less a specified spread	11/15/2016	175,517	0	6,070	6,070	0

							$0	$(39,081)	$6,070	$(45,151)

Total Swap Agreements							$(1,621)	$(39,746)	$7,056	$(48,423)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $72,134 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,663	$0	$2,663
Corporate Bonds & Notes
Banking & Finance	0	93,145	0	93,145
Industrials	0	34,734	0	34,734
Utilities	0	16,133	0	16,133
Municipal Bonds & Notes
California	0	4,907	0	4,907
Colorado	0	5,253	0	5,253
Illinois	0	1,134	0	1,134
Nevada	0	155	0	155
New Jersey	0	1,513	0	1,513
New York	0	1,413	0	1,413
Washington	0	825	0	825
U.S. Government Agencies	0	24,705	0	24,705
U.S. Treasury Obligations	0	497,969	0	497,969
Non-Agency Mortgage-Backed Securities	0	63,681	0	63,681
Asset-Backed Securities	0	101,680	0	101,680
Sovereign Issues	0	53,834	0	53,834
Short-Term Instruments
Repurchase Agreements	0	9,870	0	9,870
U.S. Treasury Bills	0	1,924	0	1,924
	$0	$915,538	$0	$915,538

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,853	$0	$0	$9,853

Total Investments	$9,853	$915,538	$0	$925,391

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(858)	0	(858)
U.S. Treasury Obligations	0	(8,391)	0	(8,391)
	$0	$(9,249)	$0	$(9,249)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	303	1,775	1	2,079
Over the counter	0	34,393	0	34,393
	$303	$36,168	$1	$36,472

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(832)	(330)	0	(1,162)
Over the counter	0	(69,460)	0	(69,460)

	$(832)	$(69,790)	$0	$(70,622)

Totals	$9,324	$872,667	$1	$881,992

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 137.2%
BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$64,838	$64,914
Lombard Street CLO PLC
0.182% - 1.190% due 02/28/2023	EUR	1,453	1,598
0.182% - 1.190% due 02/28/2023	GBP	3,343	4,414
0.182% - 1.190% due 02/28/2023		$10,561	10,475
MGM Growth Properties LLC
4.000% due 04/25/2023		24,439	24,519
Swissport Investments S.A.
6.250% due 02/09/2022	EUR	30,000	33,001
Valeant Pharmaceuticals International, Inc.
4.750% due 08/05/2020		$8,146	7,914
5.000% due 04/01/2022		18,774	18,284
Veritas Bermuda Ltd.
TBD% due 01/27/2023		19,202	16,802

Total Bank Loan Obligations (Cost $179,350)			181,921

CORPORATE BONDS & NOTES 23.0%
BANKING & FINANCE 18.2%
AerCap Aviation Solutions BV
6.375% due 05/30/2017		1,495	1,547
AerCap Ireland Capital Ltd.
4.250% due 07/01/2020		17,300	17,646
Air Lease Corp.
3.375% due 06/01/2021		22,500	23,097
3.750% due 02/01/2022		25	26
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023		26,300	27,349
Ally Financial, Inc.
2.500% due 03/15/2017 (i)		274,300	270,533
2.750% due 01/30/2017		13,565	13,686
3.313% due 07/18/2016		955	955
3.500% due 07/18/2016		115,486	115,630
3.500% due 01/27/2019		69,457	69,197
4.750% due 09/10/2018		119,254	121,937
5.500% due 02/15/2017		137,561	139,834
6.250% due 12/01/2017		68,489	71,913
8.000% due 03/15/2020		23,306	26,278
American Express Bank FSB
6.000% due 09/13/2017		188,210	198,317
American Express Centurion Bank
6.000% due 09/13/2017		178,900	188,507
American Express Credit Corp.
2.600% due 09/14/2020		1,000	1,034
American International Group, Inc.
3.750% due 07/10/2025		27,000	27,583
4.875% due 06/01/2022		15	17
ASIF SRL
3.000% due 02/17/2017	EUR	6,983	7,870
15.048% due 04/09/2018		7,126,000	5,024
Australia & New Zealand Banking Group Ltd.
2.300% due 06/01/2021		$28,400	28,847
AXA S.A.
7.125% due 12/15/2020	GBP	10	16
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (h)		$11,200	11,204
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	9,400	2,869
4.000% due 01/21/2019 ^		20,600	6,287
4.750% due 01/15/2018 ^		32,800	10,010
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$75,185	76,321
Banco Santander Chile
1.529% due 04/11/2017		900	901
Bank of America Corp.
0.956% due 08/15/2016		2,000	2,000
1.187% due 05/02/2017		1,100	1,097
1.272% due 08/25/2017		57,000	57,071
1.516% due 04/01/2019		5,900	5,890
2.000% due 01/11/2018		10	10
2.053% due 04/19/2021		57,000	57,795
2.625% due 04/19/2021		54,100	54,988
2.650% due 04/01/2019		40	41

3.300% due 01/11/2023		22,065	22,750
3.875% due 03/22/2017		30,200	30,760
3.875% due 08/01/2025		85,908	91,611
3.950% due 04/21/2025		20	20
4.000% due 04/01/2024		69,493	74,325
4.100% due 07/24/2023		43,490	46,682
4.125% due 01/22/2024		38,500	41,544
5.650% due 05/01/2018		1,700	1,823
5.700% due 01/24/2022		18,842	21,847
5.750% due 12/01/2017		49,639	52,558
6.000% due 09/01/2017		31,925	33,572
6.300% due 03/10/2026 (h)		8,000	8,490
6.400% due 08/28/2017		251,427	265,371
6.875% due 04/25/2018		543,557	593,685
7.800% due 09/15/2016		2,000	2,025
8.680% due 05/02/2017		395	397
Bank of America N.A.
0.953% due 06/15/2017		4,400	4,386
1.052% due 05/08/2017		256,000	256,221
1.096% due 11/14/2016		25,500	25,524
1.750% due 06/05/2018		16,000	16,111
5.300% due 03/15/2017		14,250	14,633
Bank of New York Mellon Corp.
2.500% due 04/15/2021		1,500	1,556
Bank of Nova Scotia
1.450% due 04/25/2018		80	80
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.676% due 09/14/2018		25,000	25,069
Bankia S.A.
4.375% due 02/14/2017	EUR	8,600	9,788
Barclays Bank PLC
7.625% due 11/21/2022		$97,400	105,009
7.750% due 04/10/2023		13,399	13,851
10.000% due 05/21/2021	GBP	3,100	5,125
10.179% due 06/12/2021		$266,737	336,199
14.000% due 06/15/2019 (h)	GBP	372,034	601,753
Barclays PLC
8.000% due 12/15/2020 (h)	EUR	6,200	6,447
BBVA Bancomer S.A.
6.500% due 03/10/2021		$164,450	181,306
7.250% due 04/22/2020		5,000	5,537
Bear Stearns Cos. LLC
1.044% due 11/21/2016		900	900
6.400% due 10/02/2017		70,525	74,943
7.250% due 02/01/2018		21,000	22,897
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		150	194
BFC Finance Corp.
7.375% due 12/01/2017		263	277
BGC Partners, Inc.
5.125% due 05/27/2021		10,700	10,907
Blackstone CQP Holdco LP
9.296% due 03/19/2019		123,311	123,311
BPCE S.A.
1.196% due 11/18/2016		400	400
1.286% due 06/17/2017		305,700	306,125
1.382% due 03/06/2017	GBP	1,200	1,600
4.500% due 03/15/2025		$300	301
Brixmor Operating Partnership LP
4.125% due 06/15/2026		10,000	10,288
Capital One Financial Corp.
4.750% due 07/15/2021		80	89
Central American Bank for Economic Integration
3.875% due 02/09/2017		180	182
CIT Group, Inc.
4.250% due 08/15/2017		48,676	49,698
5.250% due 03/15/2018		42,645	44,043
5.500% due 02/15/2019		44,298	46,458
6.625% due 04/01/2018		4,091	4,336
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	21,116
Citigroup, Inc.
1.157% due 05/01/2017		112,100	112,128
1.198% due 03/10/2017		27,835	27,855
1.518% due 07/30/2018		26,700	26,785
1.587% due 06/07/2019		119,200	119,447
1.598% due 07/25/2016		27,805	27,818
1.700% due 07/25/2016		300	300
1.700% due 04/27/2018		35,000	35,072
2.011% due 03/30/2021		72,200	72,719
2.050% due 06/07/2019		57,300	57,767
2.650% due 10/26/2020		57,000	58,069
2.700% due 03/30/2021		65,300	66,631
3.700% due 01/12/2026		15,000	15,830
4.000% due 08/05/2024		20	21
8.400% due 04/30/2018 (h)		5,000	5,481

Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	300	426
Cooperatieve Rabobank UA
4.375% due 08/04/2025		$46,000	48,161
6.875% due 03/19/2020	EUR	12,500	16,267
8.375% due 07/26/2016 (h)		$7,700	7,742
8.400% due 06/29/2017 (h)		800	839
11.000% due 06/30/2019 (h)		211,557	253,075
Corporate Office Properties LP
5.000% due 07/01/2025		28,500	30,112
Credit Agricole S.A.
1.201% due 06/12/2017		272,200	272,288
1.266% due 06/02/2017		99,300	99,454
6.500% due 06/23/2021 (h)	EUR	5,350	5,607
7.500% due 06/23/2026 (h)	GBP	7,100	8,520
7.875% due 01/23/2024 (h)		$2,250	2,160
8.125% due 12/23/2025 (h)		4,800	4,792
8.125% due 09/19/2033		38,880	41,796
Credit Suisse AG
0.988% due 07/15/2016	GBP	1,400	1,864
1.155% due 05/26/2017		$118,220	118,164
1.375% due 05/26/2017		850	851
6.500% due 08/08/2023		14,600	15,334
Credit Suisse Group AG
6.250% due 12/18/2024 (h)		200	189
Credit Suisse Group Funding Guernsey Ltd.
2.923% due 04/16/2021		150,400	151,734
3.125% due 12/10/2020		25,000	24,990
3.450% due 04/16/2021		45,000	45,445
3.750% due 03/26/2025		51,600	50,620
3.800% due 09/15/2022		125,229	125,959
3.800% due 06/09/2023		84,300	84,260
Crown Castle International Corp.
5.250% due 01/15/2023		26,041	29,323
Deutsche Bank AG
2.538% due 05/10/2019		87,400	88,300
2.850% due 05/10/2019		55,400	55,491
3.375% due 05/12/2021		31,000	31,145
Digital Realty Trust LP
3.400% due 10/01/2020		20,000	20,810
3.950% due 07/01/2022		31,200	32,729
4.750% due 10/01/2025		10,000	10,765
Eksportfinans ASA
2.875% due 11/16/2016	CHF	1,300	1,343
5.500% due 06/26/2017		$54,303	56,265
FNBC Pass-Through Trust
8.080% due 01/05/2018		50	51
Ford Motor Credit Co. LLC
1.082% due 11/08/2016		62,700	62,723
1.181% due 09/08/2017		161,200	160,731
1.500% due 01/17/2017		19,250	19,272
1.684% due 09/08/2017		400	401
2.211% due 01/08/2019		52,600	53,426
2.240% due 06/15/2018		600	606
2.375% due 01/16/2018		4,300	4,355
2.943% due 01/08/2019		21,300	21,934
3.200% due 01/15/2021		41,375	42,669
3.336% due 03/18/2021		58,700	61,013
4.250% due 02/03/2017		18,940	19,245
5.000% due 05/15/2018		4,200	4,452
5.875% due 08/02/2021		13,996	16,072
6.625% due 08/15/2017		5,850	6,177
8.000% due 12/15/2016		202,619	208,796
GATX Corp.
1.250% due 03/04/2017		95	95
General Motors Financial Co., Inc.
2.400% due 04/10/2018		16,375	16,511
2.625% due 07/10/2017		28,900	29,175
3.200% due 07/13/2020		63,300	64,192
3.200% due 07/06/2021 (c)		12,500	12,550
3.250% due 05/15/2018		16,535	16,885
3.500% due 07/10/2019		28,400	29,408
4.375% due 09/25/2021		17,000	17,962
4.750% due 08/15/2017		36,712	37,891
6.750% due 06/01/2018		10,970	11,926
Goldman Sachs Group, Inc.
1.324% due 05/22/2017		800	801
1.853% due 09/15/2020		25,000	24,966
2.432% due 02/25/2021		100,000	102,102
2.750% due 09/15/2020		26,000	26,568
3.500% due 01/23/2025		19,500	20,082
3.750% due 05/22/2025		4,900	5,129
3.850% due 07/08/2024		16,113	17,121
5.250% due 07/27/2021		1,100	1,244
7.500% due 02/15/2019		300	343

GSPA Monetization Trust
6.422% due 10/09/2029		20,552	23,367
HBOS PLC
0.435% due 03/21/2017	EUR	2,800	3,104
0.539% due 09/01/2016		1,000	1,108
1.331% due 09/30/2016		$81,090	81,096
1.380% due 09/06/2017		34,650	34,490
6.750% due 05/21/2018		273,366	293,897
HCP, Inc.
4.000% due 12/01/2022		30,000	31,193
Hospitality Properties Trust
4.250% due 02/15/2021		56,100	58,525
HSBC Finance Corp.
6.676% due 01/15/2021		100	112
HSBC Holdings PLC
2.901% due 03/08/2021		49,700	50,961
2.950% due 05/25/2021		33,400	33,773
3.400% due 03/08/2021		33,800	34,854
4.000% due 03/30/2022		85	89
4.300% due 03/08/2026		46,000	48,866
6.000% due 09/29/2023 (h)	EUR	3,900	4,173
6.375% due 03/30/2025 (h)(k)		$6,700	6,398
Huntington Bancshares, Inc.
3.150% due 03/14/2021		25,000	25,928
International Lease Finance Corp.
6.750% due 09/01/2016		184,363	185,357
7.125% due 09/01/2018		41,775	45,971
8.750% due 03/15/2017		34,520	36,100
Intesa Sanpaolo SpA
2.375% due 01/13/2017		35,025	35,161
5.017% due 06/26/2024		331	305
JPMorgan Chase & Co.
0.142% due 02/19/2017	EUR	700	778
1.146% due 02/15/2017		$2,500	2,503
1.188% due 04/25/2018		50,255	50,191
2.153% due 03/01/2021		25,000	25,578
2.250% due 01/23/2020		8,200	8,314
2.400% due 06/07/2021		11,300	11,463
2.550% due 10/29/2020		26,000	26,582
2.550% due 03/01/2021		25,000	25,526
2.750% due 06/23/2020		108,400	111,770
3.250% due 09/23/2022		5	5
3.625% due 05/13/2024		1,700	1,808
3.875% due 02/01/2024		10,650	11,522
3.900% due 07/15/2025		23,300	25,208
6.100% due 10/01/2024 (h)		50,000	51,625
6.125% due 06/27/2017		130	136
6.750% due 02/01/2024 (h)		91,900	101,320
JPMorgan Chase Bank N.A.
0.000% due 10/04/2016 (f)		299,189	297,531
1.106% due 06/02/2017 (k)		316,600	316,675
5.375% due 09/28/2016	GBP	8,200	11,019
6.000% due 10/01/2017		$261,000	275,724
KBC Bank NV
8.000% due 01/25/2023		53,000	56,306
KeyCorp
2.900% due 09/15/2020		25,000	25,885
LeasePlan Corp. NV
2.500% due 05/16/2018		462	462
Liberty Mutual Group, Inc.
4.850% due 08/01/2044		45	46
Liberty Property LP
4.750% due 10/01/2020		75	82
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		23,500	24,675
Lloyds Bank PLC
6.500% due 09/14/2020		100	112
12.000% due 12/16/2024 (h)		1,021,500	1,395,635
13.000% due 12/19/2021	AUD	27,200	21,111
Lloyds Banking Group PLC
7.625% due 06/27/2023 (h)	GBP	48,900	61,689
MetLife Capital Trust
9.250% due 04/08/2068		$300	412
MetLife, Inc.
7.717% due 02/15/2019		120	139
MGP Escrow Issuer LLC
5.625% due 05/01/2024		2,100	2,226
Mitsubishi UFJ Financial Group, Inc.
2.553% due 03/01/2021		11,800	12,156
MMcapS Funding Ltd.
0.930% due 12/26/2039		28,315	20,387
Morgan Stanley
2.012% due 02/01/2019		10,000	10,116
2.035% due 04/21/2021		30,500	30,651
2.450% due 02/01/2019		35,000	35,679
2.500% due 04/21/2021		24,500	24,787

2.800% due 06/16/2020		1,000	1,025
3.750% due 02/25/2023		45	48
5.450% due 01/09/2017		130	133
5.500% due 01/26/2020		100	111
5.550% due 04/27/2017		500	518
5.625% due 09/23/2019		200	222
5.950% due 12/28/2017		1,200	1,277
6.250% due 08/28/2017		400	422
Murray Street Investment Trust
4.647% due 03/09/2017		43,780	44,873
National Australia Bank Ltd.
1.276% due 07/23/2018		1,600	1,607
2.250% due 03/16/2021		16,600	17,070
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	8,400	9,315
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		$165	248
Navient Corp.
4.625% due 09/25/2017		3,940	3,979
4.875% due 06/17/2019		5,000	4,838
5.500% due 01/15/2019		74,475	75,089
8.450% due 06/15/2018		177,196	192,258
8.780% due 09/15/2016	MXN	183,200	10,060
Nordea Kredit Realkreditaktieselskab
2.000% due 04/01/2017	DKK	170,300	25,865
Novo Banco S.A.
5.000% due 04/04/2019	EUR	1,666	1,355
5.000% due 04/23/2019		11,494	9,319
5.000% due 05/14/2019		3,700	2,998
5.000% due 05/21/2019		9,756	7,991
5.000% due 05/23/2019		3,979	3,259
Nykredit Realkredit A/S
1.000% due 04/01/2017	DKK	99,900	15,067
2.000% due 04/01/2017		375,000	56,906
2.000% due 07/01/2017		300,000	45,837
Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		$33,300	35,272
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		88,600	98,537
OneMain Financial Holdings LLC
6.750% due 12/15/2019		17,825	17,446
7.250% due 12/15/2021		45,475	43,770
Pinnacol Assurance
8.625% due 06/25/2034 (i)		15,000	16,633
Piper Jaffray Cos.
5.060% due 10/09/2018		70,000	70,744
Preferred Term Securities Ltd.
0.963% due 12/22/2036		65,911	47,456
1.033% due 09/23/2035		18,201	14,743
Prologis LP
4.250% due 08/15/2023		6,000	6,656
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	150,100	22,560
1.000% due 04/01/2017		331,000	49,881
2.000% due 01/01/2017		450,300	67,967
2.000% due 04/01/2017		1,332,900	202,367
Regions Financial Corp.
3.200% due 02/08/2021		$36,500	37,612
Rio Oil Finance Trust
9.250% due 07/06/2024		15,890	13,725
9.750% due 01/06/2027		43,900	37,534
Royal Bank of Canada
1.875% due 02/05/2020		15	15
2.200% due 09/23/2019		9,995	10,265
2.300% due 03/22/2021		56,800	58,439
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	19,200	21,119
5.125% due 05/28/2024		$537	525
6.100% due 06/10/2023		584	598
6.990% due 10/05/2017 (h)		47,550	51,116
7.500% due 08/10/2020 (h)		9,400	8,671
7.648% due 09/30/2031 (h)		15,290	18,119
8.000% due 08/10/2025 (h)		1,600	1,496
Royal Bank of Scotland PLC
9.500% due 03/16/2022		700	730
Santander Holdings USA, Inc.
2.115% due 11/24/2017		114,200	114,207
2.700% due 05/24/2019		62,600	62,797
Santander UK Group Holdings PLC
2.875% due 10/16/2020		10,000	9,943
3.125% due 01/08/2021		12,900	12,945
7.375% due 06/24/2022 (h)	GBP	300	373
Santander UK PLC
1.166% due 03/13/2017		$1,800	1,800
2.500% due 03/14/2019		11,375	11,497

Shinhan Bank
4.125% due 10/04/2016 (k)		18,900	19,043
Sirius International Group Ltd.
6.375% due 03/20/2017		95	97
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		2,400	2,402
SL Green Realty Corp.
4.500% due 12/01/2022		200	209
5.000% due 08/15/2018		68	71
7.750% due 03/15/2020		400	468
Springleaf Finance Corp.
5.750% due 09/15/2016		5,340	5,369
6.500% due 09/15/2017		3,200	3,312
6.900% due 12/15/2017		33,920	35,234
8.250% due 12/15/2020		84,700	85,123
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		2,900	3,025
3.784% due 03/09/2026		12,400	13,527
Swedbank Hypotek AB
1.375% due 03/28/2018		1,300	1,307
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	8,906	10,837
5.744% due 04/13/2040		7,784	9,862
5.801% due 10/13/2040		19,779	24,573
Toronto-Dominion Bank
2.250% due 03/15/2021		$56,300	57,863
U.S. Capital Funding Ltd.
1.517% due 05/01/2034		11,400	7,410
UBS AG
1.233% due 06/01/2017		36,700	36,715
1.375% due 08/14/2017		39,000	39,039
1.523% due 06/01/2020		13,300	13,288
4.750% due 05/22/2023		9,100	9,327
5.125% due 05/15/2024		300	306
5.875% due 12/20/2017		233	248
7.250% due 02/22/2022		3,950	4,059
7.625% due 08/17/2022		36,250	41,144
UBS Group Funding Jersey Ltd.
2.409% due 04/14/2021		179,800	181,825
2.950% due 09/24/2020		20,000	20,361
3.000% due 04/15/2021		102,555	104,728
4.125% due 09/24/2025		12,000	12,486
4.125% due 04/15/2026		43,000	44,866
VEREIT Operating Partnership LP
4.875% due 06/01/2026		4,500	4,629
WEA Finance LLC
3.250% due 10/05/2020		25,000	26,046
3.750% due 09/17/2024		6,000	6,269
Wells Fargo & Co.
2.500% due 03/04/2021		24,000	24,629
4.100% due 06/03/2026		800	856
5.900% due 06/15/2024 (h)		74,800	77,044
7.980% due 03/15/2018 (h)		144,300	151,154
Wells Fargo Bank N.A.
0.913% due 06/15/2017		119,000	118,862
6.000% due 11/15/2017		600	639

			15,747,226

INDUSTRIALS 3.8%
AbbVie, Inc.
1.800% due 05/14/2018		700	705
2.300% due 05/14/2021		17,500	17,735
2.500% due 05/14/2020		7,269	7,448
2.900% due 11/06/2022		7,400	7,557
3.200% due 05/14/2026		20,000	20,264
Actavis Funding SCS
3.000% due 03/12/2020		63,410	65,392
3.450% due 03/15/2022		10,000	10,402
3.800% due 03/15/2025		10	10
4.550% due 03/15/2035		15	15
Aetna, Inc.
1.307% due 12/08/2017		4,700	4,708
1.700% due 06/07/2018		39,600	39,937
1.900% due 06/07/2019		29,600	30,009
2.400% due 06/15/2021		7,000	7,162
Alibaba Group Holding Ltd.
2.500% due 11/28/2019		31,000	31,412
Altice Financing S.A.
7.500% due 05/15/2026		80,800	79,588
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		221	225
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		20,000	20,747
3.300% due 02/01/2023		9,535	10,046

Anthem, Inc.
4.650% due 08/15/2044	50	53
Apple, Inc.
1.000% due 05/03/2018	30	30
Asciano Finance Ltd.
4.625% due 09/23/2020	30	31
BAT International Finance PLC
2.750% due 06/15/2020	17,600	18,262
Baxalta, Inc.
1.427% due 06/22/2018	21,450	21,229
2.875% due 06/23/2020	13,300	13,530
3.600% due 06/23/2022	5,000	5,168
4.000% due 06/23/2025	4,100	4,282
Becton Dickinson and Co.
1.800% due 12/15/2017	300	303
BMW U.S. Capital LLC
1.026% due 06/02/2017	199,400	199,517
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023	5	5
Canadian Pacific Railway Co.
4.450% due 03/15/2023	125	138
CBS Corp.
4.000% due 01/15/2026	8,000	8,560
CC Holdings GS LLC
3.849% due 04/15/2023	1,000	1,068
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	400	455
Cemex S.A.B. de C.V.
7.750% due 04/16/2026	4,500	4,736
Cenovus Energy, Inc.
5.700% due 10/15/2019	6,900	7,304
Charter Communications Operating LLC
3.579% due 07/23/2020	30,000	31,395
4.464% due 07/23/2022	53,600	57,785
4.908% due 07/23/2025	50,800	55,466
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024	46,600	47,911
Cimarex Energy Co.
5.875% due 05/01/2022	1,000	1,048
Cisco Systems, Inc.
2.125% due 03/01/2019	35	36
City of Hope
5.623% due 11/15/2043	30,000	38,716
Comcast Corp.
4.200% due 08/15/2034	55	61
ConAgra Foods, Inc.
1.900% due 01/25/2018	13,000	13,108
2.100% due 03/15/2018	1,821	1,839
ConocoPhillips Co.
3.350% due 05/15/2025	65	67
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019	1,328	1,395
7.707% due 10/02/2022	1,407	1,537
9.000% due 01/08/2018	9,211	9,222
Continental Resources, Inc.
3.800% due 06/01/2024	20	18
4.500% due 04/15/2023	5,820	5,456
5.000% due 09/15/2022	3,600	3,527
Corning, Inc.
2.900% due 05/15/2022	5	5
4.700% due 03/15/2037	25	26
CSN Islands Corp.
6.875% due 09/21/2019	11,800	6,490
CVS Pass-Through Trust
8.353% due 07/10/2031	232	304
Daimler Finance North America LLC
1.347% due 08/03/2017	17,700	17,715
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020	600	631
Devon Energy Corp.
2.250% due 12/15/2018	6,460	6,418
3.250% due 05/15/2022	2,000	1,942
4.750% due 05/15/2042	5,000	4,500
5.850% due 12/15/2025 (k)	28,500	31,509
Diamond 1 Finance Corp.
3.480% due 06/01/2019	23,087	23,667
4.420% due 06/15/2021	110,400	113,593
5.450% due 06/15/2023	95,900	99,582
5.875% due 06/15/2021	4,500	4,616
6.020% due 06/15/2026	33,300	34,612
8.100% due 07/15/2036	12,200	13,191
8.350% due 07/15/2046	15,400	16,641
Domtar Corp.
9.500% due 08/01/2016	12,527	12,585
Dow Chemical Co.
8.550% due 05/15/2019	100	119

Dynegy, Inc.
7.375% due 11/01/2022		200	194
Ecopetrol S.A.
4.125% due 01/16/2025		30	27
Energy Transfer Partners LP
2.500% due 06/15/2018		22,100	22,008
3.600% due 02/01/2023		24,395	23,419
4.050% due 03/15/2025		4,200	4,149
4.150% due 10/01/2020		2,500	2,540
4.650% due 06/01/2021		3,300	3,412
4.750% due 01/15/2026		66,625	68,899
4.900% due 02/01/2024		25	26
5.150% due 02/01/2043		1,000	897
5.150% due 03/15/2045		3,015	2,751
5.200% due 02/01/2022		19,906	20,999
6.125% due 12/15/2045		2,000	2,082
6.500% due 02/01/2042		8,331	8,780
6.700% due 07/01/2018		6,500	6,919
Enterprise Products Operating LLC
1.650% due 05/07/2018		40	40
3.350% due 03/15/2023		3,700	3,805
3.700% due 02/15/2026		4,500	4,721
3.750% due 02/15/2025		8,750	9,147
4.850% due 08/15/2042		1,284	1,373
4.850% due 03/15/2044		2,500	2,652
ERAC USA Finance LLC
2.800% due 11/01/2018		30	31
General Motors Co.
1.000% due 07/31/2099		20,000	0
3.500% due 10/02/2018		145	149
4.000% due 04/01/2025		30	30
Georgia-Pacific LLC
5.400% due 11/01/2020		200	227
Hamilton College
4.750% due 07/01/2113		58,970	58,552
Hanson Ltd.
6.125% due 08/15/2016		73,000	73,091
HCA, Inc.
3.750% due 03/15/2019		61,291	63,589
5.875% due 03/15/2022		300	327
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	42,200	44,900
4.500% due 12/06/2016	JPY	1,230,000	11,558
5.014% due 12/27/2017	EUR	16,800	17,642
Hidden Ridge Facility Trustee
5.750% due 01/01/2021		$6,125	6,497
Hilton Worldwide Finance LLC
5.625% due 10/15/2021		8,000	8,286
Host Hotels & Resorts LP
3.750% due 10/15/2023		40	40
HP, Inc.
4.650% due 12/09/2021		80	87
Hyundai Capital America
2.550% due 02/06/2019		70	71
Imperial Tobacco Finance PLC
2.950% due 07/21/2020		40,100	41,337
3.750% due 07/21/2022		29,000	30,648
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		1,400	1,400
3.950% due 09/01/2022		16,790	17,112
4.150% due 02/01/2024		5,000	5,036
4.250% due 09/01/2024		4,000	4,059
4.300% due 05/01/2024		40,550	40,981
5.800% due 03/01/2021		39,000	42,409
5.950% due 02/15/2018		17,600	18,584
6.500% due 04/01/2020		4,168	4,600
6.850% due 02/15/2020		2,200	2,464
Kinder Morgan, Inc.
1.500% due 03/16/2022	EUR	60,101	64,261
2.250% due 03/16/2027		14,900	15,285
3.050% due 12/01/2019		$8,200	8,292
5.000% due 02/15/2021		24,123	25,453
5.050% due 02/15/2046		2,500	2,387
5.550% due 06/01/2045		5,000	5,100
5.625% due 11/15/2023		19,950	21,408
7.800% due 08/01/2031		8,225	9,256
Korea National Oil Corp.
4.000% due 10/27/2016		200	202
Kraft Heinz Foods Co.
1.600% due 06/30/2017		27,700	27,797
2.000% due 07/02/2018		24,100	24,441
2.250% due 06/05/2017		100	101
2.800% due 07/02/2020		18,250	18,971
3.950% due 07/15/2025		19,800	21,578
5.200% due 07/15/2045		11,400	13,563

Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		50,527	46,460
4.500% due 08/15/2025		1,945	1,717
MGM Resorts International
7.625% due 01/15/2017		33,835	34,935
Newell Brands, Inc.
4.200% due 04/01/2026		10,500	11,402
5.375% due 04/01/2036		2,100	2,434
5.500% due 04/01/2046		7,500	8,950
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		2,443	2,629
7.041% due 10/01/2023		8,742	9,977
7.150% due 04/01/2021		4,167	4,425
Numericable SFR S.A.
5.625% due 05/15/2024	EUR	6,000	6,728
6.250% due 05/15/2024		$3,000	2,880
NXP BV
3.500% due 09/15/2016		239	239
Omnicom Group, Inc.
3.600% due 04/15/2026		4,600	4,857
ONEOK Partners LP
4.900% due 03/15/2025		8,200	8,618
Oracle Corp.
1.900% due 09/15/2021 (c)		24,000	24,111
2.400% due 09/15/2023 (c)		17,800	17,902
2.650% due 07/15/2026 (c)		56,000	56,136
3.850% due 07/15/2036 (c)		14,400	14,475
4.000% due 07/15/2046 (c)		16,500	16,668
Pactiv LLC
8.125% due 06/15/2017		9,800	10,118
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029		150	216
Pioneer Natural Resources Co.
3.950% due 07/15/2022		210	220
President and Fellows of Harvard College
6.500% due 01/15/2039		1,000	1,563
Regency Energy Partners LP
4.500% due 11/01/2023		35,125	34,356
5.000% due 10/01/2022		41,326	42,464
5.500% due 04/15/2023		33,143	33,472
5.750% due 09/01/2020		1,000	1,051
5.875% due 03/01/2022		46,292	49,217
6.500% due 07/15/2021		7,262	7,504
Reynolds American, Inc.
4.000% due 06/12/2022		11,456	12,468
4.450% due 06/12/2025		24,600	27,536
Reynolds Group Issuer, Inc.
4.127% due 07/15/2021		10,000	10,050
Rockies Express Pipeline LLC
5.625% due 04/15/2020		29,680	29,903
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		14,250	14,464
5.750% due 05/15/2024		15,500	15,461
5.875% due 06/30/2026		20,200	20,200
SBA Tower Trust
2.877% due 07/15/2046 (c)		12,300	12,415
SFR Group S.A.
7.375% due 05/01/2026		79,900	79,101
Sovran Acquisition LP
3.500% due 07/01/2026		8,900	9,004
Statoil ASA
5.100% due 08/17/2040		5,000	6,006
Tesco PLC
5.125% due 04/10/2047	EUR	8,300	8,854
Time Warner Cable, Inc.
5.000% due 02/01/2020		$6,100	6,636
5.850% due 05/01/2017		1,600	1,657
8.250% due 04/01/2019		5,240	6,088
Time Warner, Inc.
4.650% due 06/01/2044		70	74
5.350% due 12/15/2043		20	23
TransCanada PipeLines Ltd.
3.125% due 01/15/2019		19,000	19,630
4.875% due 01/15/2026		27,240	31,158
Transcontinental Gas Pipe Line Co. LLC
7.850% due 02/01/2026		53,000	66,105
UAL Pass-Through Trust
10.400% due 05/01/2018		9,189	9,454
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		9,700	13
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	54,600	46,128
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		$200	208
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017		1,500	1,496
1.650% due 05/22/2018		2,000	2,000

WestJet Airlines Ltd.
3.500% due 06/16/2021		28,300	28,475
Williams Partners LP
3.350% due 08/15/2022		9,961	9,109
3.600% due 03/15/2022		33,250	31,520
3.900% due 01/15/2025		4,195	3,821
4.000% due 11/15/2021		2,000	1,953
5.250% due 03/15/2020		4,811	4,954
Worthington Industries, Inc.
4.550% due 04/15/2026		30	31
Wynn Las Vegas LLC
4.250% due 05/30/2023		200	186
Wynn Macau Ltd.
5.250% due 10/15/2021		200	196
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		10,237	10,371
3.150% due 04/01/2022		280	287
3.550% due 04/01/2025		322	333

			3,218,500

UTILITIES 1.0%
AT&T, Inc.
2.800% due 02/17/2021		31,600	32,461
3.400% due 05/15/2025		20,300	20,813
3.600% due 02/17/2023		63,000	66,041
4.750% due 05/15/2046		18,000	18,523
Blue Racer Midstream LLC
6.125% due 11/15/2022		29,464	28,064
BP Capital Markets PLC
2.237% due 05/10/2019		5,000	5,137
Duke Energy Corp.
3.950% due 10/15/2023		2,400	2,605
E.ON International Finance BV
6.650% due 04/30/2038		2,460	2,948
Electricite de France S.A.
1.150% due 01/20/2017		30	30
Emera U.S. Finance LP
2.150% due 06/15/2019		6,900	6,984
Entergy Corp.
4.000% due 07/15/2022		17,500	18,813
Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020		200	218
Genesis Energy LP
5.750% due 02/15/2021		17,166	16,308
6.750% due 08/01/2022		61,834	60,288
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		19,450	20,473
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		113,082	32,794
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		8,683	1,628
6.750% due 10/01/2023		13,705	2,672
Petrobras Global Finance BV
2.768% due 01/15/2019		55,017	49,845
3.000% due 01/15/2019		2,426	2,254
3.536% due 03/17/2020		2,400	2,124
4.375% due 05/20/2023		16,265	13,251
4.875% due 03/17/2020		1,000	940
5.375% due 01/27/2021		12,850	11,886
5.750% due 01/20/2020		45,000	43,524
6.250% due 03/17/2024		9,500	8,476
6.750% due 01/27/2041		900	727
6.850% due 06/05/2115		15,200	11,628
7.875% due 03/15/2019		142,450	147,436
8.375% due 05/23/2021		20,600	21,311
Petroleos Mexicanos
1.875% due 04/21/2022	EUR	7,500	7,687
Plains All American Pipeline LP
2.600% due 12/15/2019		$6,570	6,406
2.850% due 01/31/2023		3,800	3,504
4.300% due 01/31/2043		1,500	1,209
4.650% due 10/15/2025		8,250	8,349
4.700% due 06/15/2044		1,500	1,287
PSEG Power LLC
3.000% due 06/15/2021		8,000	8,121
Shell International Finance BV
4.375% due 05/11/2045		4,800	5,217
Sprint Communications, Inc.
6.000% due 12/01/2016		4,885	4,928
8.375% due 08/15/2017		37,186	38,302
Telecom Italia SpA
7.375% due 12/15/2017	GBP	13,000	18,590
Verizon Communications, Inc.
1.057% due 06/09/2017		$15,000	15,010

3.000% due 11/01/2021	10	10
3.500% due 11/01/2024	15	16
4.400% due 11/01/2034	10	10
4.500% due 09/15/2020	9,745	10,830
4.600% due 04/01/2021	10,785	12,105
5.050% due 03/15/2034	40	45
5.150% due 09/15/2023	44,812	52,289
6.400% due 09/15/2033	29	37
Virginia Electric & Power Co.
4.450% due 02/15/2044	10	12
Williams Partners LP
4.875% due 05/15/2023	24,000	23,234

		867,400

Total Corporate Bonds & Notes (Cost $19,182,733)		19,833,126

MUNICIPAL BONDS & NOTES 4.0%
CALIFORNIA 2.1%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	155
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	63,500	93,953
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	20,335	31,706
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	100	132
6.907% due 10/01/2050	71,900	115,444
6.918% due 04/01/2040	14,700	21,448
7.043% due 04/01/2050	92,020	146,316
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	73,500	104,663
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	37,745	57,203
7.350% due 11/01/2039	72,820	110,500
7.500% due 04/01/2034	53,402	80,963
7.550% due 04/01/2039	12,562	19,870
California State General Obligation Bonds, (BABs), Series 2010
6.650% due 03/01/2022	2,700	3,361
7.600% due 11/01/2040	103,805	167,239
7.625% due 03/01/2040	11,600	18,348
7.950% due 03/01/2036	121,835	148,114
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	34,355	49,883
8.000% due 03/01/2035	7,070	8,296
Irvine Unified School District, California Special Tax Notes, Series 2011
4.931% due 09/01/2016	500	503
5.395% due 09/01/2017	1,000	1,049
5.845% due 09/01/2018	750	822
6.328% due 09/01/2019	500	573
6.578% due 09/01/2020	1,000	1,188
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,523
8.360% due 08/01/2040	9,525	10,810
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	39,265	55,355
7.618% due 08/01/2040	300	473
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	49,920	79,317
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	14,600	19,329
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	10,200	13,650
5.813% due 06/01/2040	27,600	37,279
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	294
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	44,000	58,618
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	48,392
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	48,400	71,167
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	31,390	45,876
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,809
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	15,800	24,018
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	20,000	22,935
San Francisco, California City & County Certificates of Participation Bonds, (BABs), Series 2009
6.487% due 11/01/2041	5,300	6,941
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	855

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,335
Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2006
5.581% due 10/01/2016	30	30
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,144
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	18,175	24,621
6.296% due 05/15/2050	29,500	36,490
University of California Revenue Bonds, Series 2011
0.957% due 07/01/2041	59,900	59,909

		1,820,899

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	203
Stratford, Connecticut General Obligation Bonds, Series 2013
6.000% due 08/15/2038	3,400	4,516

		4,719

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	136,334	181,981
7.055% due 04/01/2057	1,665	2,048

		184,029

ILLINOIS 0.6%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	72,600	89,104
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	42,475	45,623
6.899% due 12/01/2040	207,565	270,351
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	34,200	36,123
7.750% due 01/01/2042	21,600	21,949
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	43,595

		506,745

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	26,550	27,077

LOUISIANA 0.0%
Administrators of the Tulane Educational Fund, Louisiana Revenue Bonds, Series 2013
5.000% due 10/01/2047	10,000	10,467
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	15,100	17,070

		27,537

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	21,400	24,026

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	280	272

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	10,000	13,132

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	6,100	9,434

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2021 (f)	3,000	2,676
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	600	658

		3,334

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.548% due 11/15/2031	22,525	31,088
6.648% due 11/15/2039	24,800	35,752

New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	221
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.905% due 11/01/2024	400	479
New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	5,270	5,270
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	543
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	23,500	31,400
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	4,200	5,346
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	46,700	53,312

		163,411

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	81,000	109,591
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	175	229
7.834% due 02/15/2041	17,350	26,877
8.084% due 02/15/2050	161,160	260,815
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,100	1,525
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,838

		402,875

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,344
5.401% due 06/15/2022	3,500	3,932
5.501% due 06/15/2023	3,500	4,067
6.532% due 06/15/2039	40,450	49,709

		60,052

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	197

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	6,025	8,509

TEXAS 0.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	44,900	64,050
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.725% due 04/01/2040	8,713	8,571
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.410% due 02/01/2030	18,600	23,845

		96,466

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	921

WASHINGTON 0.0%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025	400	440

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	136,020	129,680

Total Municipal Bonds & Notes (Cost $2,883,483)		3,483,755

U.S. GOVERNMENT AGENCIES 38.8%
Bolivia Government AID Bond
0.376% due 02/01/2019	1,379	1,322
Fannie Mae
0.000% due 04/25/2018 - 03/25/2036 (b)(f)	2,775	2,673
0.000% due 10/09/2019 (f)	13,300	12,789
0.513% due 07/25/2037	345	338
0.553% due 01/25/2021	3	3
0.573% due 03/25/2034	92	92
0.583% due 03/25/2036	2,285	2,197

0.603% due 08/25/2034	81	80
0.653% due 05/25/2035 - 10/27/2037	31,528	31,448
0.686% due 06/25/2032	15	15
0.703% due 05/25/2037	121	122
0.714% due 08/25/2022 (a)	74,920	2,151
0.753% due 12/25/2028 - 03/25/2037	1,773	1,768
0.773% due 06/25/2037	243	242
0.803% due 08/25/2033 - 03/25/2044	1,986	1,987
0.813% due 03/25/2037	35	35
0.833% due 07/25/2037	1,236	1,244
0.848% due 04/18/2028	47	48
0.853% due 06/25/2029 - 11/25/2036	2,794	2,794
0.898% due 10/18/2030	290	291
0.903% due 08/25/2021 - 09/25/2037	3,182	3,187
0.953% due 03/25/2017 - 05/25/2040	604	606
0.973% due 10/25/2040	75	76
0.998% due 12/18/2031	71	72
1.003% due 06/25/2018 - 09/25/2041	303	303
1.033% due 08/25/2037	9,738	9,799
1.053% due 08/25/2022	3	3
1.083% due 05/25/2040	1,876	1,892
1.103% due 10/25/2023 - 03/25/2024	630	639
1.123% due 03/25/2038	108	109
1.153% due 10/25/2037 - 06/25/2040	4,891	4,943
1.166% due 11/01/2021	5,726	5,755
1.203% due 03/25/2038 - 11/25/2039	435	442
1.253% due 01/25/2022	5	5
1.283% due 01/25/2022	20	20
1.303% due 12/25/2021	9	9
1.353% due 04/25/2032	13	13
1.453% due 04/25/2023	74	76
1.478% due 04/01/2027	3	3
1.598% due 01/01/2021	3	3
1.610% due 07/01/2042 - 10/01/2044	22,338	22,782
1.611% due 12/01/2044	2,555	2,607
1.660% due 09/01/2041	7,775	7,929
1.730% due 06/01/2035	498	516
1.746% due 03/25/2036 (a)	49,527	3,110
1.800% due 05/25/2044 (a)	40,417	2,381
1.810% due 10/01/2030 - 10/01/2040	2,826	2,896
1.875% due 02/01/2022 - 12/01/2024	72	72
1.879% due 06/25/2055 (a)	39,847	2,897
1.895% due 06/01/2030	25	25
1.914% due 03/01/2033	51	53
1.928% due 10/01/2020	7	7
1.944% due 12/25/2038 (a)	53,759	3,984
1.968% due 05/01/2023	67	68
2.000% due 04/01/2017	4	4
2.029% due 06/01/2023	48	49
2.033% due 10/01/2034	120	126
2.077% due 02/01/2035	1,067	1,108
2.092% due 03/01/2019	59	60
2.107% due 10/01/2034	789	827
2.117% due 01/01/2020	93	96
2.133% due 09/01/2035	49	51
2.145% due 11/01/2031	54	55
2.148% due 02/01/2034	30	32
2.152% due 03/01/2035	28	29
2.175% due 09/01/2034	509	538
2.177% due 02/01/2023 - 04/01/2027	49	50
2.185% due 01/01/2036	217	228
2.199% due 09/01/2035	6	6
2.200% due 08/01/2035	248	248
2.208% due 08/01/2025	425	450
2.211% due 02/01/2035	112	115
2.212% due 11/01/2034	642	667
2.216% due 01/01/2035	3,023	3,144
2.217% due 09/01/2035	3,936	4,173
2.226% due 12/01/2034	109	113
2.230% due 09/01/2022	43	45
2.235% due 01/01/2035 - 11/01/2035	5,903	6,146
2.249% due 07/01/2024	39	40
2.250% due 01/01/2020	1	1
2.257% due 11/01/2035	1,485	1,554
2.260% due 12/01/2034 - 06/01/2035	124	129
2.269% due 02/01/2035	1,327	1,380
2.274% due 01/01/2036	8	9
2.280% due 11/01/2034	1,159	1,221
2.286% due 11/01/2019	15	15
2.294% due 09/01/2035	29	31
2.295% due 11/01/2023	11	11
2.298% due 10/01/2035	599	641
2.315% due 12/01/2023	68	69
2.319% due 12/01/2020	19	19
2.322% due 01/01/2035	53	56
2.324% due 01/01/2035	3,264	3,407

2.329% due 12/01/2034	11	11
2.336% due 07/01/2035	251	260
2.345% due 07/01/2026 - 07/01/2035	221	234
2.349% due 11/01/2032	26	27
2.352% due 08/01/2035	1,204	1,272
2.355% due 09/01/2023	73	74
2.359% due 11/01/2024	261	269
2.367% due 07/01/2034	14	14
2.368% due 08/01/2032	16	17
2.375% due 09/01/2036	1	1
2.380% due 06/01/2021	69	71
2.385% due 07/01/2019	11	11
2.387% due 07/01/2035	27	28
2.390% due 09/01/2029	3	3
2.395% due 09/01/2034	7,095	7,469
2.396% due 08/01/2035	428	453
2.397% due 10/01/2019	15	15
2.401% due 09/01/2033	54	57
2.402% due 09/01/2033	21	22
2.406% due 12/01/2025 - 03/01/2034	3,448	3,587
2.408% due 11/01/2035	317	334
2.409% due 12/01/2034	571	606
2.410% due 11/01/2025 - 10/01/2034	1,584	1,660
2.412% due 08/01/2033	10	10
2.413% due 08/01/2035 - 10/01/2035	3,169	3,339
2.419% due 03/01/2034 - 09/01/2035	650	694
2.420% due 02/01/2019	48	49
2.426% due 11/01/2025	58	60
2.435% due 12/01/2022	11	11
2.444% due 12/01/2034	16	17
2.450% due 12/01/2023 - 06/01/2025	75	75
2.455% due 09/01/2024	54	54
2.457% due 11/01/2034 - 09/01/2035	2,301	2,445
2.459% due 08/01/2035	296	315
2.461% due 10/01/2034 - 07/01/2035	638	676
2.464% due 05/01/2026	22	22
2.466% due 07/01/2035 - 09/01/2037	742	782
2.468% due 12/01/2033	260	275
2.470% due 07/01/2026	7	7
2.474% due 09/01/2035	64	67
2.475% due 05/01/2022	1	1
2.480% due 06/01/2035	289	304
2.482% due 11/01/2035 - 12/01/2035	4,588	4,850
2.484% due 09/01/2019	157	162
2.487% due 09/01/2035	494	523
2.489% due 11/01/2023	10	10
2.493% due 12/01/2035	233	240
2.495% due 11/01/2035	1,457	1,543
2.496% due 12/01/2033	504	527
2.497% due 01/01/2036	497	526
2.499% due 12/01/2034 - 01/01/2036	295	307
2.500% due 12/01/2035	403	425
2.503% due 04/01/2036	141	148
2.506% due 11/01/2025	9	10
2.508% due 08/01/2035 - 09/01/2035	1,000	1,057
2.509% due 11/01/2035	2,373	2,524
2.510% due 09/01/2035	459	486
2.515% due 09/01/2035	176	180
2.518% due 10/01/2035	188	200
2.519% due 08/01/2035	112	115
2.520% due 10/01/2035	195	204
2.524% due 07/01/2017	78	78
2.526% due 03/01/2025	172	179
2.528% due 02/01/2027 - 10/01/2035	242	254
2.531% due 07/01/2035	791	832
2.534% due 02/01/2028	92	97
2.535% due 02/01/2028 - 08/01/2035	1,828	1,925
2.537% due 09/01/2017	43	45
2.539% due 05/01/2030 - 06/01/2035	3,203	3,413
2.540% due 08/01/2035	21	22
2.545% due 10/01/2035	13	13
2.547% due 07/01/2035	1,280	1,363
2.549% due 11/01/2035	470	484
2.550% due 08/01/2031	94	96
2.552% due 10/01/2024 - 08/01/2027	510	536
2.557% due 05/25/2035	9,406	9,925
2.558% due 08/01/2026	36	37
2.561% due 12/01/2025	157	162
2.565% due 11/01/2023	84	85
2.575% due 10/01/2027	29	29
2.578% due 04/01/2033 - 12/01/2036	94	99
2.583% due 05/01/2025	86	89
2.590% due 07/01/2034	1,428	1,523
2.594% due 01/01/2035	599	637
2.595% due 04/01/2027 - 07/01/2033	7	8
2.603% due 11/01/2025	209	222

2.607% due 11/01/2034	744	791
2.610% due 05/01/2024	6	6
2.612% due 12/01/2035	3	4
2.615% due 02/01/2035	874	922
2.617% due 12/01/2033	184	194
2.623% due 05/01/2035	68	71
2.625% due 08/01/2024	20	20
2.627% due 10/01/2035 - 09/01/2037	79	83
2.630% due 06/01/2035	45	47
2.634% due 01/01/2037	112	118
2.644% due 03/01/2035	14	14
2.653% due 11/01/2034	1,508	1,597
2.655% due 11/01/2035	712	747
2.661% due 08/01/2027	35	36
2.662% due 07/01/2035 - 08/01/2035	597	633
2.663% due 03/01/2034 - 02/01/2035	3,209	3,380
2.670% due 10/01/2024 - 05/01/2036	443	467
2.672% due 05/01/2038	21,225	22,456
2.674% due 04/01/2034	4	4
2.676% due 06/01/2025	188	196
2.680% due 02/01/2022 - 12/01/2023	5,332	5,589
2.683% due 01/01/2026	40	41
2.687% due 05/01/2034 - 09/01/2035	6,265	6,601
2.692% due 03/01/2035	574	608
2.695% due 04/01/2038	11	12
2.700% due 06/01/2024 - 03/01/2033	103	108
2.718% due 04/01/2027	16	17
2.722% due 06/01/2035	831	883
2.732% due 01/01/2037	14	15
2.733% due 04/01/2034	93	98
2.742% due 04/01/2035	31	33
2.750% due 07/01/2022 - 08/01/2023	11,369	12,011
2.764% due 07/01/2021	11	11
2.772% due 09/01/2035	212	222
2.774% due 12/01/2027	120	125
2.779% due 02/01/2035	34	36
2.782% due 10/01/2026	7	7
2.787% due 11/01/2035 - 02/01/2036	1,451	1,540
2.790% due 07/01/2022	4,193	4,449
2.795% due 05/01/2037	22	23
2.800% due 03/01/2018 - 08/01/2022	12,122	12,854
2.805% due 03/01/2036	489	511
2.810% due 02/01/2036	59	62
2.815% due 07/01/2020	15	15
2.822% due 01/01/2036	204	217
2.830% due 07/01/2022	3,539	3,765
2.835% due 12/01/2030	9	9
2.837% due 05/01/2033 - 06/01/2035	1,810	1,913
2.850% due 06/01/2022 - 12/01/2026	105	110
2.861% due 02/01/2036	56	58
2.870% due 03/01/2022 - 09/01/2027	127,279	132,410
2.872% due 06/01/2030	44	45
2.875% due 01/01/2018 - 02/01/2024	35	35
2.885% due 05/01/2035	3,722	3,939
2.897% due 03/01/2036	169	179
2.905% due 05/01/2035	43	45
2.909% due 03/01/2023	67	68
2.910% due 05/01/2030	5	5
2.912% due 03/01/2036	329	345
2.920% due 03/01/2022	3,850	4,081
2.922% due 06/01/2033	62	66
2.926% due 06/01/2034	5	6
2.940% due 11/01/2025	43	44
2.950% due 02/01/2020 - 02/01/2021	19	20
2.951% due 12/01/2017	44	44
2.960% due 05/01/2022 - 04/01/2024	6,894	7,374
2.969% due 05/01/2035	1,323	1,399
2.972% due 03/01/2036	170	180
2.985% due 05/01/2023	71	73
3.000% due 01/01/2022 - 12/01/2043	237,617	247,580
3.037% due 03/01/2036	149	157
3.040% due 04/01/2022	3,002	3,201
3.044% due 05/01/2022	8,430	9,063
3.060% due 05/01/2035	27	28
3.085% due 04/01/2018	22	22
3.091% due 08/01/2022	128	133
3.125% due 04/01/2035	1,278	1,359
3.155% due 05/01/2022	572	616
3.181% due 06/01/2035	436	461
3.265% due 06/01/2036	46	47
3.297% due 10/01/2027	73	74
3.330% due 11/01/2021	15,521	16,796
3.345% due 09/01/2021	1	1
3.375% due 03/01/2023 - 10/01/2024	49	50
3.380% due 11/01/2021	1,015	1,101
3.416% due 10/01/2020	344	372

3.420% due 11/01/2021	5,187	5,628
3.437% due 03/01/2022	60,730	66,151
3.473% due 07/01/2024	20	20
3.500% due 10/01/2018 - 05/01/2045	172,948	185,623
3.525% due 11/01/2022	6	6
3.555% due 06/01/2022	11	11
3.570% due 11/01/2021 - 02/01/2033	2,693	2,942
3.619% due 12/01/2020	274	298
3.658% due 02/01/2021	8	9
3.697% due 02/25/2033	999	1,068
3.706% due 09/01/2028	15	16
3.830% due 07/01/2021	292	321
3.840% due 05/01/2018	350	364
3.863% due 08/01/2027	164	170
3.980% due 07/01/2021	125,500	139,635
4.000% due 03/01/2019 - 01/01/2046	176,914	189,342
4.295% due 11/01/2021	22	22
4.323% due 12/01/2036	244	256
4.359% due 03/01/2023	180	185
4.380% due 06/01/2021	515	576
4.410% due 02/01/2028	6	7
4.500% due 12/01/2017 - 10/01/2045	364,713	400,754
4.650% due 09/01/2034	192	202
5.000% due 06/01/2018 - 02/01/2045	60,101	66,821
5.030% due 05/01/2024	2,090	2,488
5.113% due 06/01/2029	16	17
5.500% due 09/01/2017 - 02/01/2042	117,205	131,687
5.617% due 02/25/2037 (a)	37	7
5.647% due 06/25/2037 - 08/25/2043 (a)	40,389	9,126
5.651% due 12/25/2042	11,601	13,327
5.697% due 12/25/2042 (a)	8,046	1,239
5.747% due 03/25/2039 (a)	41,439	3,632
5.750% due 12/20/2027 - 08/25/2034	1,337	1,563
5.790% due 10/01/2017	352	367
5.797% due 05/25/2037 - 01/25/2040 (a)	2,481	450
5.847% due 08/25/2042 (a)	34,319	7,117
5.927% due 03/25/2037 (a)	118	23
6.000% due 08/01/2016 - 10/25/2044	337,181	386,663
6.047% due 09/01/2036	2	2
6.047% due 02/25/2037 (a)	559	99
6.097% due 07/25/2036 (a)	1,164	223
6.147% due 12/25/2036 - 06/25/2037 (a)	938	164
6.160% due 08/01/2017	132	136
6.187% due 12/25/2036 (a)	416	90
6.197% due 07/25/2037 (a)	722	107
6.250% due 07/01/2024 - 02/25/2029	397	443
6.290% due 02/25/2029	72	78
6.293% due 10/25/2042	9,713	11,476
6.300% due 10/17/2038	733	754
6.307% due 05/25/2037 (a)	90	19
6.500% due 02/01/2017 - 02/25/2047	30,899	35,171
6.750% due 10/25/2023	71	80
6.881% due 08/25/2037	74	81
6.900% due 05/25/2023	9	10
7.000% due 08/01/2016 - 01/25/2048	4,657	5,213
7.047% due 09/25/2038 (a)	461	60
7.375% due 05/25/2022	214	242
7.500% due 07/01/2016 - 07/25/2041	1,751	1,859
7.685% due 03/25/2039	4	5
7.750% due 01/25/2022	109	116
7.780% due 01/01/2018	1,663	1,661
7.800% due 10/25/2022 - 06/25/2026	54	62
8.000% due 12/25/2016 - 08/01/2032	5,053	5,967
8.000% due 08/18/2027 (a)	3	1
8.060% due 04/01/2030	1,412	1,773
8.500% due 06/01/2017 - 07/01/2037	1,285	1,486
8.500% due 01/25/2018 (a)	1	0
8.750% due 01/25/2021	30	33
8.795% due 10/25/2043	65,834	83,727
9.000% due 04/01/2017 - 11/01/2025	298	331
9.000% due 06/25/2022 (a)	9	2
9.036% due 11/25/2040	2	2
9.246% due 09/25/2028	17	18
9.250% due 04/25/2018	2	2
9.300% due 05/25/2018 - 08/25/2019	3	3
9.500% due 01/01/2018 - 03/01/2026	136	144
10.000% due 08/01/2017 - 05/01/2022	16	16
903.213% due 08/25/2021 (a)	0	1
Fannie Mae, TBA
3.000% due 07/01/2031 - 08/01/2046	4,176,000	4,340,389
3.500% due 07/01/2031 - 08/01/2046	7,704,000	8,131,217
4.000% due 07/01/2046 - 08/01/2046	9,232,605	9,895,035
4.500% due 07/01/2046 - 08/01/2046	2,021,100	2,206,202
5.000% due 07/01/2046	49,200	54,658
5.500% due 07/01/2031 - 07/01/2046	361,000	404,050
6.000% due 07/01/2046	58,000	66,341

FDIC Structured Sale Guaranteed Notes
0.935% due 11/29/2037	5,412	5,401
2.980% due 12/06/2020	2,529	2,571
Federal Housing Administration
1.000% due 08/01/2020	135	132
6.896% due 07/01/2020	1,750	1,714
7.110% due 05/01/2019	124	121
7.315% due 08/01/2019	1,428	1,399
7.350% due 04/01/2019	6	6
7.375% due 02/01/2018	32	32
7.430% due 10/01/2018 - 05/01/2024	1,502	1,470
7.460% due 01/01/2023	11	11
7.465% due 11/01/2019	377	369
Freddie Mac
0.200% due 09/25/2043 (a)	1,050,315	6,465
0.493% due 12/25/2036	4,058	4,041
0.692% due 07/15/2034	136	136
0.713% due 08/25/2031	293	287
0.742% due 02/15/2037	3	3
0.782% due 02/15/2037	25	25
0.792% due 12/15/2029	48	48
0.842% due 06/15/2018 - 05/15/2041	3,804	3,804
0.892% due 06/15/2023 - 12/15/2031	70	70
0.942% due 06/15/2030 - 12/15/2032	91	91
0.992% due 01/15/2042	264	264
1.022% due 05/15/2032 - 07/15/2037	5,081	5,118
1.086% due 09/25/2025	57,017	57,185
1.112% due 08/15/2037	5,643	5,699
1.136% due 09/25/2022	144,021	144,480
1.152% due 10/15/2037	2,531	2,559
1.162% due 05/15/2037	1,684	1,704
1.172% due 05/15/2040	36	37
1.192% due 08/15/2036	49	50
1.292% due 11/15/2039	60	61
1.422% due 08/25/2022 (a)	155,350	10,047
1.442% due 02/15/2021	5	5
1.453% due 05/25/2043	5,897	6,051
1.610% due 02/25/2045	17,522	18,014
1.670% due 12/25/2018 (a)	280,864	8,935
1.696% due 12/01/2026	182	187
1.740% due 10/25/2023	61	60
1.795% due 06/25/2020 (a)	17,690	850
1.810% due 07/25/2044	2,898	2,985
1.857% due 11/15/2038 (a)	63,691	4,938
1.883% due 06/15/2039 (a)	27,019	2,256
1.900% due 10/15/2041 (a)	15,096	1,271
2.000% due 12/01/2016 - 04/01/2017	2	2
2.039% due 05/15/2038 (a)	7,722	747
2.055% due 01/01/2022	15	15
2.109% due 09/01/2035	43	45
2.125% due 09/01/2018	5	5
2.164% due 10/01/2022	19	20
2.223% due 09/01/2035	21	22
2.247% due 02/01/2037 - 05/01/2037	304	314
2.260% due 10/25/2023	305	316
2.265% due 05/01/2020	9	9
2.276% due 07/01/2023	21	21
2.323% due 10/25/2018 - 10/01/2023	38	38
2.335% due 07/01/2020	46	47
2.337% due 06/01/2022	2	2
2.345% due 08/01/2035	355	378
2.347% due 07/01/2032	1	1
2.358% due 03/01/2024	40	41
2.360% due 07/01/2022	44	45
2.375% due 10/01/2035	56	57
2.393% due 10/01/2035	256	269
2.418% due 05/01/2021	211	218
2.422% due 11/01/2023	60	62
2.444% due 08/01/2023	39	40
2.445% due 12/01/2018	14	14
2.469% due 09/01/2028	1	1
2.472% due 03/01/2035	391	414
2.485% due 09/01/2035	3,050	3,239
2.490% due 08/01/2023 - 09/01/2023	41	41
2.494% due 07/01/2025	111	115
2.500% due 05/01/2023 - 01/01/2036	31	31
2.501% due 05/01/2023	42	43
2.504% due 08/01/2035	15	16
2.505% due 07/01/2024	16	17
2.508% due 04/01/2036	499	526
2.515% due 11/01/2026	137	140
2.518% due 03/01/2022	86	88
2.519% due 10/01/2035	8,434	8,983
2.521% due 09/01/2035	132	141
2.530% due 07/01/2033	4	4
2.548% due 05/01/2027	6	7

2.550% due 10/01/2023	35	36
2.557% due 07/01/2036	4	4
2.561% due 04/01/2025	3	3
2.566% due 10/01/2035	4,675	4,925
2.568% due 02/01/2038	5	5
2.574% due 06/01/2021 - 01/01/2034	2,101	2,230
2.575% due 08/01/2035	11,061	11,694
2.576% due 07/01/2023 - 10/01/2023	110	113
2.581% due 10/01/2023	95	98
2.587% due 04/01/2024	146	150
2.591% due 11/01/2035	5,751	6,082
2.593% due 10/01/2024	11	11
2.595% due 11/01/2028	232	240
2.596% due 06/01/2033	129	135
2.605% due 02/01/2025 - 02/01/2036	389	407
2.606% due 10/01/2026 - 10/01/2035	7,033	7,412
2.608% due 01/01/2037 - 09/01/2037	109	115
2.612% due 12/01/2022	2	2
2.615% due 11/01/2023 - 01/01/2028	12	12
2.619% due 09/01/2023	166	170
2.626% due 12/01/2035	166	174
2.630% due 06/01/2024	112	118
2.633% due 04/01/2029	55	57
2.641% due 04/01/2023	3	3
2.643% due 07/01/2032	36	38
2.644% due 07/01/2035	3,833	4,088
2.646% due 04/01/2025	1	1
2.652% due 06/01/2024	143	147
2.664% due 08/01/2023	329	341
2.681% due 10/01/2023	46	47
2.685% due 11/01/2035	237	243
2.688% due 10/01/2035	5,197	5,496
2.693% due 06/01/2022	32	34
2.694% due 08/01/2023	140	144
2.700% due 05/01/2035	7,876	8,260
2.702% due 07/01/2035	3,381	3,597
2.719% due 08/01/2035	25	27
2.725% due 02/01/2037	12	13
2.730% due 06/01/2022	131	136
2.735% due 05/01/2022	5	5
2.741% due 09/01/2023	183	193
2.742% due 11/01/2035	4,509	4,766
2.749% due 10/01/2024	26	27
2.750% due 12/01/2023	49	50
2.754% due 08/01/2023 - 02/01/2026	271	283
2.762% due 01/01/2021	7	7
2.780% due 10/01/2020 - 07/01/2027	20	20
2.797% due 10/01/2020	2	2
2.802% due 03/01/2036	84	89
2.804% due 12/01/2037	71	74
2.809% due 11/01/2034	238	252
2.818% due 07/01/2030	437	459
2.820% due 05/01/2023 - 04/01/2025	59	60
2.827% due 06/01/2035	13,975	14,770
2.829% due 05/01/2023	19	20
2.840% due 03/01/2035	9	9
2.855% due 09/01/2023	11	11
2.858% due 01/01/2024	6	6
2.861% due 08/01/2035	100	106
2.875% due 06/01/2037	20	22
2.891% due 09/01/2023	33	33
2.903% due 04/01/2036 - 05/01/2037	68	73
2.920% due 06/01/2030	208	217
2.934% due 03/01/2021	65	67
2.940% due 03/01/2036	220	224
2.981% due 10/01/2023	31	31
2.993% due 05/01/2020	3	3
2.995% due 05/01/2037	39	41
3.000% due 03/01/2027	29	31
3.000% due 08/15/2027 (a)	16,918	1,699
3.005% due 05/01/2018	14	14
3.010% due 05/01/2036	231	244
3.031% due 07/01/2019	1	1
3.033% due 08/15/2032	1,221	1,272
3.035% due 04/01/2036	154	153
3.049% due 05/01/2018 - 01/25/2036	2,694	2,800
3.155% due 01/01/2019	16	16
3.175% due 04/01/2029	13	14
3.250% due 07/01/2019	32	32
3.415% due 05/01/2018	14	14
3.500% due 09/01/2018 - 02/01/2044	21,697	23,693
4.000% due 09/15/2018 - 04/01/2044	33,408	37,344
4.019% due 01/25/2047	100	102
4.500% due 03/01/2018 - 03/01/2046	304,727	333,059
5.000% due 10/01/2016 - 07/01/2040	22,099	23,992
5.500% due 09/01/2017 - 07/01/2047	8,669	9,735

5.558% due 06/15/2042 - 08/15/2042 (a)	62,164	13,408
5.808% due 02/15/2038 (a)	609	107
5.858% due 05/15/2039 (a)	608	124
5.950% due 06/15/2028	15,599	17,227
6.000% due 07/01/2016 - 10/15/2036	45,171	51,424
6.008% due 03/15/2037 (a)	336	73
6.058% due 08/15/2036 (a)	248	55
6.068% due 12/15/2041 (a)	25,975	5,558
6.138% due 09/15/2036 (a)	367	74
6.208% due 11/15/2036 (a)	14,272	3,265
6.250% due 12/15/2028	257	291
6.500% due 07/01/2016 - 10/25/2043	71,109	82,112
6.950% due 07/15/2021 - 08/15/2021	20	21
7.000% due 03/01/2017 - 10/25/2043	14,101	16,795
7.000% due 09/15/2023 (a)	5	1
7.400% due 02/01/2021	66	64
7.500% due 01/01/2017 - 11/01/2037	4,752	5,532
7.645% due 05/01/2025	5,259	5,599
7.800% due 09/15/2020	1	1
8.000% due 08/01/2016 - 06/01/2030	734	827
8.250% due 06/15/2022	48	53
8.390% due 11/15/2033	935	1,022
8.500% due 12/01/2016 - 06/01/2030	371	411
8.750% due 12/15/2020	21	23
8.813% due 09/15/2043 - 12/15/2043	36,008	44,970
8.900% due 11/15/2020	76	82
9.000% due 09/15/2020 - 07/01/2030	143	158
9.000% due 05/01/2022 (a)	1	0
9.500% due 09/01/2016 - 12/01/2022	62	66
10.000% due 06/01/2017 - 03/01/2021	3	3
10.500% due 10/01/2017 - 01/01/2021	3	3
10.930% due 09/15/2041	6	6
11.874% due 02/15/2041	9	14
11.979% due 03/15/2044	4,412	4,469
19.185% due 05/15/2033	339	491
35.988% due 08/15/2037	983	1,876
Freddie Mac, TBA
3.500% due 07/01/2046 - 08/01/2046	1,107,000	1,166,288
4.000% due 07/01/2046	397,000	424,917
4.500% due 07/01/2046 - 08/01/2046	719,900	785,087
5.500% due 07/01/2046	81,000	90,297
Ginnie Mae
0.842% due 06/16/2031 - 03/16/2032	172	173
0.892% due 11/16/2029	20	20
0.896% due 06/20/2065	47,303	46,940
0.906% due 09/20/2065	38,250	37,975
0.936% due 03/20/2065	28,029	28,017
0.942% due 02/16/2030 - 04/16/2032	667	671
0.992% due 12/16/2025	29	30
1.000% due 01/20/2066	4,902	4,955
1.016% due 06/20/2065	7,425	7,322
1.036% due 05/20/2065	2,643	2,611
1.042% due 02/16/2030	683	687
1.056% due 08/20/2065	50,676	50,080
1.072% due 11/16/2043 (a)	120,762	5,640
1.186% due 12/20/2065	37,973	37,807
1.286% due 04/20/2066	9,806	9,824
1.356% due 07/20/2065	2,987	3,003
1.398% due 03/20/2031	47	48
1.436% due 03/20/2066	55,072	55,688
1.486% due 02/20/2066	45,335	45,952
1.579% due 02/20/2060	37,478	37,956
1.586% due 03/20/2066	15,015	15,319
1.750% due 04/20/2022 - 04/20/2041	16,879	17,419
1.875% due 07/20/2017 - 07/20/2034	10,066	10,380
2.000% due 02/20/2017 - 02/20/2034	25,031	25,917
2.500% due 06/20/2021 - 07/15/2043	610	623
3.000% due 12/20/2018 - 06/20/2025	91	94
3.500% due 12/20/2017 - 08/15/2045	100,738	107,075
3.950% due 07/15/2025	90	98
4.000% due 02/20/2018 - 09/20/2045	128,180	137,417
4.000% due 02/20/2044 (a)	80,018	9,999
4.500% due 11/16/2028 - 08/15/2033	1,398	1,504
4.750% due 07/20/2035	1,992	2,209
5.000% due 07/15/2033 - 12/15/2040	22,101	24,804
5.302% due 03/20/2040 (a)	34,752	4,835
5.500% due 05/20/2017 - 03/16/2034	1,883	2,140
5.652% due 07/20/2041 (a)	32,466	4,881
5.752% due 06/20/2043 (a)	45,572	7,217
6.000% due 06/15/2017 - 12/20/2041	10,736	12,485
6.158% due 07/16/2031 - 08/16/2033 (a)	1,280	299
6.250% due 03/16/2029	169	195
6.500% due 11/15/2023 - 09/20/2038	4,886	5,675
6.750% due 10/16/2040	1,660	1,859
7.000% due 12/15/2022 - 10/15/2034	521	617
7.500% due 11/20/2017 - 02/15/2035	351	411

7.750% due 08/20/2025 - 12/15/2040	1,448	1,454
8.000% due 01/15/2017 - 10/20/2031	437	495
8.250% due 04/15/2020	11	12
8.300% due 06/15/2019	4	4
8.500% due 01/15/2017 - 04/15/2031	311	346
9.000% due 08/20/2016 - 01/15/2031	205	216
9.500% due 07/15/2017 - 12/15/2026	73	73
10.000% due 12/15/2017 - 02/15/2025	31	33
10.500% due 10/20/2016 - 10/20/2019	9	9
Ginnie Mae, TBA
3.000% due 07/01/2046 - 08/01/2046	12,000	12,525
3.500% due 07/01/2046 - 08/01/2046	777,400	824,814
4.000% due 07/01/2046 - 08/01/2046	661,380	707,797
5.000% due 07/01/2046	2,000	2,225
Jamaica Housing Development AID Bond
0.500% due 10/01/2018	1,613	1,608
Small Business Administration
1.125% due 05/25/2021	29	29
1.250% due 03/25/2025 - 07/25/2025	21	21
1.350% due 01/25/2019	26	26
4.340% due 03/01/2024	51	54
4.350% due 07/01/2023	131	139
4.580% due 03/01/2018	67	68
4.625% due 02/01/2025	343	370
4.770% due 04/01/2024	198	214
4.840% due 02/01/2023	117	126
4.870% due 12/01/2024	320	346
4.890% due 12/01/2023	186	202
4.930% due 01/01/2024	492	533
4.950% due 03/01/2025	457	498
5.110% due 05/01/2017 - 08/01/2025	149	162
5.120% due 11/01/2017	13	14
5.130% due 09/01/2023	1,106	1,207
5.190% due 01/01/2017 - 07/01/2024	66	71
5.230% due 11/01/2016	7	7
5.240% due 08/01/2023	106	116
5.310% due 05/01/2027	127	143
5.320% due 04/01/2027	153	170
5.340% due 11/01/2021	714	766
5.370% due 09/01/2016	12	12
5.471% due 03/10/2018	105	112
5.520% due 06/01/2024	1,156	1,275
5.725% due 09/10/2018	1,656	1,727
5.780% due 08/01/2027	29	33
5.820% due 07/01/2027	1,200	1,371
5.870% due 07/01/2028	315	360
5.902% due 02/10/2018	680	719
6.020% due 08/01/2028	290	332
6.070% due 07/01/2026	355	403
6.340% due 03/01/2021	747	807
6.440% due 02/01/2021	212	228
6.700% due 12/01/2016	67	68
6.900% due 12/01/2020	210	223
6.950% due 11/01/2016	12	12
7.060% due 11/01/2019	146	152
7.150% due 03/01/2017	51	52
7.190% due 12/01/2019	48	50
7.200% due 10/01/2019	81	85
7.500% due 04/01/2017	18	18
7.630% due 06/01/2020	278	296
7.700% due 07/01/2016	6	6
Vendee Mortgage Trust
0.365% due 06/15/2023 (a)	6,543	57
6.423% due 01/15/2030	940	1,091
6.500% due 09/15/2024	5,029	5,665

Total U.S. Government Agencies (Cost $33,250,130)		33,504,723

U.S. TREASURY OBLIGATIONS 46.3%
U.S. Treasury Bonds
2.500% due 02/15/2045	8,400	8,756
2.500% due 02/15/2046 (k)	569,141	593,196
2.500% due 05/15/2046	24,880	25,957
2.750% due 08/15/2042	952,000	1,050,045
2.750% due 11/15/2042	1,912,000	2,105,628
2.875% due 05/15/2043	201,199	226,451
2.875% due 08/15/2045 (k)	1,801,816	2,023,875
3.000% due 05/15/2042	1,114,600	1,288,843
3.000% due 11/15/2044	2,269,616	2,612,231
3.000% due 05/15/2045	287,200	330,477
3.125% due 02/15/2042	330,800	391,339
3.125% due 02/15/2043	268,800	317,189
3.125% due 08/15/2044 (k)	4,041,157	4,760,988
3.375% due 05/15/2044	886,925	1,094,209
4.250% due 05/15/2039	135,600	189,668
4.250% due 11/15/2040	49,400	69,244

4.375% due 11/15/2039		711,450	1,012,023
4.375% due 05/15/2040		428,400	610,127
4.500% due 02/15/2036		65	94
4.500% due 08/15/2039		104,800	151,624
4.625% due 02/15/2040		504,000	741,441
6.250% due 05/15/2030		226	355
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2017 (m)		162,283	163,350
0.125% due 04/15/2018 (m)		157,012	159,412
0.125% due 04/15/2019 (m)		111,792	114,205
0.125% due 01/15/2022		1,087,984	1,110,296
0.125% due 07/15/2022 (m)		775,121	793,470
0.125% due 01/15/2023		30	31
0.125% due 07/15/2024		11,436	11,567
0.375% due 07/15/2023		26,227	27,156
0.625% due 07/15/2021 (m)		464,900	489,906
0.625% due 01/15/2026		155,044	163,423
0.625% due 02/15/2043		23,827	23,263
0.750% due 02/15/2042		56,693	56,977
0.750% due 02/15/2045		741,886	747,358
1.000% due 02/15/2046		129,565	140,158
1.375% due 02/15/2044		58,302	67,571
1.750% due 01/15/2028		1,729,965	2,025,512
2.000% due 01/15/2026		1,882,374	2,217,451
2.375% due 01/15/2017 (m)		175,777	179,115
2.375% due 01/15/2025		1,446,001	1,728,612
2.375% due 01/15/2027		2,463,928	3,028,451
2.500% due 01/15/2029		1,292,912	1,640,845
3.625% due 04/15/2028		144,948	200,866
3.875% due 04/15/2029		321,347	463,583
U.S. Treasury Notes
0.500% due 09/30/2016 (m)(o)		260,000	260,106
0.500% due 01/31/2017 (m)		3,329	3,331
0.625% due 07/15/2016 (m)		2,259	2,259
0.625% due 12/31/2016 (m)		4,534	4,539
0.875% due 01/31/2017 (m)(o)		1,729	1,733
0.875% due 02/28/2017 (o)		197	197
1.500% due 01/31/2022 (m)(o)		101,400	103,503
1.750% due 04/30/2022 (m)(o)		97,600	100,881
1.750% due 09/30/2022 (m)(o)		531,200	548,267
1.875% due 08/31/2022 (m)(o)		2,000	2,080
2.000% due 10/31/2021 (m)(o)		56,900	59,624
2.000% due 07/31/2022 (m)(o)		429,200	449,578
2.000% due 02/15/2025 (m)(o)		10,800	11,305
2.000% due 08/15/2025 (m)(o)		53,890	56,374
2.125% due 05/15/2025 (m)(o)		7,300	7,716
2.250% due 11/15/2024 (k)(m)(o)		3,057,316	3,263,089

Total U.S. Treasury Obligations (Cost $37,527,590)			40,030,920

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.2%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031		1,879	1,903
Adjustable Rate Mortgage Trust
0.573% due 08/25/2036		7,361	4,266
0.993% due 11/25/2035		32	26
1.603% due 03/25/2035		7,023	6,013
2.733% due 07/25/2035		1,668	1,499
2.763% due 01/25/2036 ^		5,927	5,206
2.903% due 09/25/2035		3,127	2,407
2.927% due 03/25/2035		3,727	3,599
2.929% due 11/25/2035 ^		651	552
2.999% due 10/25/2035 ^		8,469	7,616
3.012% due 01/25/2036		3,065	2,626
3.110% due 09/25/2035		403	335
3.119% due 08/25/2035		3,224	3,128
3.196% due 11/25/2035 ^		6,118	5,569
3.318% due 03/25/2036 ^		303	222
3.393% due 07/25/2035		4,114	3,921
Alba PLC
1.753% due 04/24/2049	GBP	594	778
American Home Mortgage Assets Trust
0.573% due 10/25/2046		$17,636	12,074
0.643% due 05/25/2046 ^		26,409	19,271
2.726% due 11/25/2035 ^		9,814	8,064
American Home Mortgage Investment Trust
1.053% due 02/25/2045		1,065	1,055
2.478% due 09/25/2045		3,935	3,796
2.603% due 09/25/2035		143	141
2.728% due 12/25/2035		2,394	1,583
2.728% due 11/25/2045 ^		8,456	6,355
2.730% due 10/25/2034		7,705	7,719
2.817% due 02/25/2044		47	47
2.978% due 02/25/2045		6,643	6,662
Banc of America Alternative Loan Trust
0.853% due 05/25/2035 ^		936	704

5.000% due 08/25/2019	290	294
5.500% due 06/25/2037 ^	1,635	1,223
6.000% due 03/25/2034	3,618	3,741
6.000% due 11/25/2035 ^	1,475	1,397
6.000% due 07/25/2046 ^	2,475	2,156
Banc of America Commercial Mortgage Trust
5.369% due 10/10/2045	116	116
5.414% due 09/10/2047	7,222	7,246
5.451% due 01/15/2049	4,560	4,627
5.790% due 04/10/2049	8,923	8,998
5.889% due 07/10/2044	151	150
Banc of America Funding Trust
0.553% due 04/25/2037	428	299
0.638% due 10/20/2036	19,528	15,765
0.638% due 10/20/2046 ^	3,277	2,442
0.658% due 04/20/2047 ^	6,535	5,142
0.663% due 04/25/2037 ^	3,676	2,425
0.688% due 04/20/2035	821	800
0.733% due 07/25/2037	1,857	1,573
0.738% due 05/20/2035 ^	1,123	783
0.748% due 02/20/2035	1,120	1,063
0.853% due 05/25/2037 ^	6,390	4,627
2.746% due 09/20/2034	359	355
2.870% due 11/20/2035 ^	2,047	1,813
2.888% due 03/20/2035	1,048	1,036
2.963% due 09/20/2047 ^	7,691	5,695
3.017% due 01/20/2047 ^	145	123
3.024% due 11/20/2034	5,598	5,303
3.070% due 03/20/2036	738	681
3.076% due 02/20/2036	4,985	4,000
3.144% due 10/20/2046 ^	2,230	1,656
3.195% due 03/20/2036	335	301
3.222% due 04/20/2036 ^	4,018	3,457
3.246% due 05/20/2036 ^	2,197	1,991
4.321% due 09/20/2046 ^	4,324	3,509
4.750% due 10/25/2018	3	3
5.055% due 10/20/2046 ^	4,228	3,350
5.500% due 09/25/2034	6,812	6,640
5.750% due 09/25/2036	3,186	3,215
5.753% due 10/25/2036 ^	894	733
5.837% due 01/25/2037 ^	772	655
5.888% due 04/25/2037 ^	2,573	2,255
6.000% due 09/25/2036	5,157	4,960
6.000% due 09/25/2036 ^	413	378
6.000% due 03/25/2037 ^	13,694	12,125
Banc of America Mortgage Trust
1.153% due 11/25/2035 ^	232	200
2.666% due 07/25/2035	2,092	1,931
2.828% due 08/25/2035 ^	8,997	8,193
2.858% due 11/25/2034	1,130	1,086
2.862% due 07/25/2035	914	884
2.871% due 11/25/2034	1,692	1,684
2.920% due 09/25/2033	946	939
2.929% due 11/25/2035 ^	1,116	1,031
2.945% due 01/25/2036	4,255	3,692
2.953% due 02/25/2035	2,150	2,107
2.966% due 07/25/2035 ^	1,564	1,451
3.070% due 11/25/2034	1,905	1,778
3.112% due 07/25/2034	174	177
3.198% due 04/25/2034	122	121
3.260% due 05/25/2034	721	715
3.275% due 06/25/2033	417	416
3.278% due 02/25/2035	913	897
3.361% due 05/25/2033	1,142	1,153
3.546% due 07/20/2032	137	138
5.500% due 12/25/2020	453	460
5.500% due 11/25/2035 ^	375	354
5.500% due 05/25/2037 ^	707	519
6.000% due 10/25/2036 ^	5,498	4,615
6.000% due 07/25/2046 ^	1,799	1,593
6.500% due 10/25/2031	42	44
6.500% due 09/25/2033	1,865	1,959
Banc of America Re-REMIC Trust
5.673% due 02/17/2051	77,231	77,851
5.676% due 06/24/2050	22,036	22,169
6.143% due 02/15/2051	36,291	36,418
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028	32,000	33,476
Bayview Commercial Asset Trust
0.883% due 08/25/2034	347	318
BCAP LLC Trust
0.576% due 02/28/2037	16,924	14,644
0.586% due 11/26/2036	5,394	4,823
0.596% due 09/28/2036	37,957	29,397
0.606% due 11/26/2036	30,000	25,117
0.606% due 01/28/2037	13,544	13,117

0.615% due 04/28/2036	14,573	13,817
0.616% due 08/26/2033	28,947	26,633
0.616% due 11/28/2036	19,969	16,540
0.616% due 12/28/2036	17,590	15,500
0.616% due 08/26/2046	3,000	2,836
0.616% due 06/28/2047	40,994	33,215
0.619% due 09/28/2037	29,512	25,781
0.626% due 06/26/2037	22,172	18,626
0.636% due 07/28/2036	35,283	27,388
0.636% due 09/28/2046	17,836	15,091
0.636% due 11/28/2046	12,199	11,800
0.638% due 07/26/2036	6,086	5,776
0.646% due 10/28/2036	17,282	15,812
0.663% due 05/25/2047	150	112
0.666% due 06/28/2037	18,045	15,503
0.673% due 05/25/2047 ^	18,133	13,699
0.694% due 07/26/2035	3,583	3,406
0.696% due 08/28/2036	23,900	20,923
0.698% due 05/26/2047	2,996	2,902
0.716% due 11/28/2035	37,503	34,192
0.745% due 03/26/2036	32,713	28,368
0.746% due 07/28/2035	17,606	15,278
0.749% due 11/28/2035	17,304	14,757
0.766% due 10/28/2035	13,843	11,948
0.768% due 11/26/2035	8,738	8,533
0.776% due 01/28/2036	18,955	15,720
0.776% due 02/28/2036	24,367	19,245
0.796% due 05/26/2036	11,193	10,717
0.826% due 01/28/2036	26,768	23,399
0.846% due 11/28/2046	20,482	17,307
0.926% due 12/28/2035	19,600	18,760
0.966% due 11/26/2035	1,235	1,212
1.046% due 06/28/2035	13,039	12,413
1.150% due 01/26/2047	18,059	16,097
1.170% due 04/28/2047	17,913	15,547
1.180% due 05/28/2047	20,794	17,549
1.181% due 12/28/2034	12,312	11,771
1.186% due 01/26/2036	694	691
1.220% due 12/28/2046	23,082	20,986
1.250% due 11/26/2046	4,792	4,607
1.376% due 01/26/2035	46,787	40,555
1.390% due 07/28/2046	28,651	26,065
1.446% due 08/26/2037	22,732	21,153
1.746% due 11/28/2035	27,601	22,994
1.904% due 10/26/2035	3,093	3,085
1.956% due 07/28/2047	63,770	56,285
2.178% due 10/28/2046	15,208	13,769
2.280% due 03/28/2037	26,651	22,458
2.405% due 03/26/2036	24,004	21,444
2.456% due 01/28/2038	82,305	71,905
2.503% due 09/28/2035	29,675	28,969
2.503% due 02/28/2037	14,574	12,725
2.506% due 12/28/2036	14,708	13,227
2.518% due 03/28/2036	16,203	15,008
2.519% due 08/28/2036	19,037	16,436
2.567% due 12/28/2035	21,750	20,632
2.592% due 02/28/2036	16,758	15,147
2.629% due 02/28/2036	15,354	13,961
2.660% due 10/28/2035	20,651	19,999
2.668% due 06/28/2036	24,152	21,294
2.686% due 01/28/2036	17,066	15,764
2.720% due 10/28/2035	17,088	16,452
2.724% due 05/28/2035	56,467	55,793
2.729% due 02/26/2036	6,586	6,577
2.730% due 09/28/2035	21,671	21,458
2.734% due 08/28/2036	45,257	42,037
2.737% due 10/26/2036	4,346	4,363
2.751% due 10/28/2035	17,319	16,298
2.752% due 11/28/2035	35,867	33,186
2.760% due 03/28/2036	13,708	13,597
2.761% due 01/26/2034	2,028	2,004
2.766% due 05/28/2036	21,986	18,276
2.804% due 02/28/2036	16,078	13,741
2.830% due 09/28/2035	13,778	11,828
2.832% due 10/26/2035	16,146	15,651
2.852% due 04/28/2036	12,641	12,169
2.854% due 03/28/2036	70,335	70,286
2.861% due 08/28/2035	30,300	29,938
2.870% due 03/28/2036	14,005	11,608
2.881% due 02/28/2036	27,882	24,147
2.881% due 03/26/2037	4,153	4,050
2.893% due 11/28/2035	36,048	35,280
2.897% due 06/26/2035	5,632	5,598
2.902% due 10/28/2035	36,957	29,487
2.913% due 05/28/2035	85,048	80,147
2.930% due 10/28/2035	52,869	51,903

2.939% due 09/26/2035	19,983	18,085
2.949% due 05/28/2036	17,062	15,393
2.952% due 10/28/2035	9,627	9,496
2.952% due 03/28/2037	30,936	26,693
2.959% due 07/28/2036	116,568	110,495
2.988% due 03/26/2037	5,988	4,791
2.994% due 05/26/2036	11,573	9,081
3.041% due 12/26/2037	325	324
3.045% due 07/28/2036	27,570	26,112
3.097% due 08/26/2036	14,178	9,824
3.143% due 06/28/2047	31,480	27,150
3.157% due 07/26/2036	9,830	8,858
3.218% due 11/28/2037	19,175	15,399
3.231% due 07/26/2036	1,699	1,379
3.392% due 12/28/2036	42,306	37,731
3.717% due 12/28/2036	16,787	15,258
4.287% due 07/28/2037	15,351	13,056
4.352% due 08/28/2036	176,049	169,043
5.000% due 01/26/2021	5,104	5,148
5.207% due 03/26/2037	26,084	25,165
5.250% due 06/26/2036	50,346	40,061
5.250% due 04/26/2037	50,925	46,742
5.250% due 06/26/2037	5,174	5,170
5.250% due 08/26/2037	7,122	7,371
5.500% due 11/25/2034	7,384	6,766
5.750% due 02/26/2035	14,835	15,081
5.933% due 08/28/2046	14,514	12,957
5.999% due 08/28/2037	12,538	12,163
6.000% due 10/28/2036	11,797	10,873
6.000% due 02/26/2037	18,731	17,123
6.000% due 05/28/2037	28,029	26,871
6.000% due 07/28/2037	10,959	10,687
6.000% due 08/28/2037	16,920	14,311
6.663% due 10/26/2037	4,699	4,460
BCRR Trust
5.858% due 07/17/2040	6,669	6,687
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 02/25/2036	7,037	6,888
2.694% due 04/25/2033	1,197	1,196
2.729% due 08/25/2035	2,265	2,003
2.750% due 11/25/2030	1,438	1,378
2.797% due 04/25/2033	99	99
2.804% due 01/25/2035	173	169
2.871% due 11/25/2034	3,933	3,770
2.875% due 01/25/2034	30	29
2.897% due 03/25/2035	3,358	3,285
2.930% due 10/25/2035	6,574	6,601
2.932% due 08/25/2033	22	22
2.937% due 01/25/2034	1,806	1,799
2.946% due 06/25/2035 ^	1,267	1,126
2.946% due 02/25/2047	5,243	4,347
2.949% due 04/25/2033	619	609
2.960% due 09/25/2034	2,105	1,931
2.972% due 01/25/2034	2,507	2,536
2.973% due 05/25/2034	11	10
3.000% due 10/25/2034	50	46
3.012% due 05/25/2033	759	757
3.040% due 02/25/2034	1,377	1,343
3.050% due 03/25/2035	2,936	2,833
3.065% due 04/25/2034	40	40
3.069% due 04/25/2034	1,633	1,614
3.125% due 05/25/2034	1	1
3.169% due 02/25/2036 ^	1,487	1,407
3.188% due 01/25/2035	812	787
3.226% due 02/25/2033	59	56
3.259% due 07/25/2034	679	667
3.311% due 07/25/2034	242	234
Bear Stearns ALT-A Trust
0.613% due 02/25/2034	2,988	2,632
0.653% due 02/25/2034	42	34
0.773% due 08/25/2036 ^	17,018	12,782
0.773% due 01/25/2047	5,490	4,096
0.793% due 08/25/2036	5,211	4,206
0.893% due 04/25/2035	1,566	1,504
0.933% due 02/25/2036	2,546	2,094
0.953% due 03/25/2035	345	338
1.133% due 09/25/2034	620	613
1.153% due 09/25/2034	1,565	1,538
2.384% due 10/25/2033	117	108
2.456% due 02/25/2034	128	115
2.667% due 03/25/2036	19,149	13,144
2.685% due 04/25/2035	13	13
2.732% due 01/25/2036 ^	14,227	11,716
2.744% due 12/25/2033	1,657	1,657
2.745% due 09/25/2034	1,139	1,066
2.826% due 11/25/2036 ^	1,826	1,260

2.827% due 01/25/2035		3,418	2,628
2.835% due 02/25/2036 ^		1,614	1,132
2.844% due 03/25/2036		6,265	4,649
2.860% due 08/25/2036 ^		6,043	3,859
2.907% due 11/25/2036		1,800	1,355
2.913% due 05/25/2035		912	896
2.920% due 05/25/2035		233	224
2.930% due 03/25/2036 ^		11,576	8,791
2.937% due 08/25/2034		92	93
2.947% due 11/25/2035 ^		6,668	4,941
2.967% due 02/25/2034		3,426	3,506
3.037% due 05/25/2036 ^		10,777	7,475
3.062% due 08/25/2036 ^		83	61
3.184% due 05/25/2036 ^		9,891	6,937
3.877% due 11/25/2036 ^		7,745	5,895
4.549% due 12/25/2046 ^		892	639
4.725% due 07/25/2035 ^		13,776	11,054
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		38,509	39,211
7.000% due 05/20/2030		2,811	2,905
Bear Stearns Mortgage Securities, Inc.
2.911% due 06/25/2030		12	13
Bear Stearns Structured Products, Inc. Trust
2.690% due 12/26/2046		3,641	2,715
2.878% due 01/26/2036		3,929	3,085
Bella Vista Mortgage Trust
0.698% due 05/20/2045		34	26
Berica ABS SRL
0.019% due 12/31/2055	EUR	20,786	22,965
Chase Mortgage Finance Trust
2.686% due 12/25/2035 ^		$9,963	9,121
2.698% due 12/25/2035 ^		4,181	3,809
2.742% due 09/25/2036 ^		1,004	872
2.751% due 02/25/2037		4,348	3,991
2.763% due 09/25/2036 ^		119	106
2.847% due 03/25/2037 ^		7,425	5,930
2.875% due 02/25/2037		642	636
2.888% due 02/25/2037		80	79
3.032% due 02/25/2037		544	538
3.044% due 02/25/2037		48	48
4.786% due 03/25/2037 ^		305	284
5.500% due 12/25/2022 ^		7,354	6,316
5.500% due 03/25/2037		40	34
6.000% due 11/25/2036 ^		2,058	1,705
6.000% due 02/25/2037 ^		1,236	1,018
6.000% due 03/25/2037 ^		1,041	896
ChaseFlex Trust
0.603% due 08/25/2037		11,966	9,379
0.793% due 08/25/2037		12,235	9,763
0.953% due 06/25/2035		3,060	1,959
4.400% due 08/25/2037 ^		1,674	1,404
5.000% due 07/25/2037 ^		2,986	2,647
6.000% due 02/25/2037 ^		2,472	1,695
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.603% due 01/25/2036		1,511	1,273
0.633% due 05/25/2036		1,733	1,540
0.633% due 07/25/2036		1,243	1,113
0.656% due 10/25/2046		2,998	2,648
0.703% due 08/25/2035		749	668
Citicorp Mortgage Securities Trust
5.500% due 12/25/2022		61	61
5.500% due 02/25/2026		178	180
5.500% due 04/25/2037		976	968
5.750% due 09/25/2037		1,028	1,038
6.000% due 06/25/2036		4,343	4,394
6.000% due 08/25/2036		1,360	1,395
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020		393	393
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050		342	348
5.901% due 12/10/2049		392	391
Citigroup Global Markets Mortgage Securities, Inc.
0.953% due 05/25/2032		73	71
7.000% due 12/25/2018		11	11
Citigroup Mortgage Loan Trust, Inc.
0.523% due 01/25/2037		735	554
0.796% due 05/25/2037		21	21
1.246% due 08/25/2035 ^		3,562	2,673
2.410% due 09/25/2035		3,158	3,060
2.590% due 10/25/2046		5,391	4,306
2.704% due 07/25/2046 ^		4,755	4,280
2.727% due 03/25/2037		10,450	7,850
2.760% due 09/25/2035		25,357	25,152
2.803% due 08/25/2035		6,410	4,413
2.811% due 02/25/2034		2,097	2,078
2.951% due 05/25/2035		2,185	2,046

2.988% due 03/25/2037 ^	4,096	3,353
3.003% due 12/25/2035 ^	2,643	2,041
5.176% due 04/25/2037 ^	2,631	2,253
5.500% due 11/25/2035 ^	2,838	2,717
6.250% due 11/25/2037	4,184	3,573
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	26,100	26,377
5.617% due 10/15/2048	1,249	1,249
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	1,212	1,213
6.000% due 09/25/2036	639	567
6.000% due 06/25/2037 ^	1,525	1,314
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	63	68
Commercial Mortgage Trust
3.830% due 07/10/2046	48	49
5.543% due 12/11/2049	19,400	19,537
Community Program Loan Trust
4.500% due 04/01/2029	9,145	9,105
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	2,079	1,565
6.000% due 08/25/2037 ^	4,483	3,311
Countrywide Alternative Loan Trust
0.593% due 04/25/2047	11,508	9,667
0.613% due 12/25/2046 ^	3,654	3,116
0.623% due 11/25/2036	4,731	3,726
0.623% due 01/25/2037 ^	1,080	895
0.623% due 06/25/2046	1,665	1,312
0.633% due 05/25/2047	5,012	4,015
0.638% due 09/20/2046	5,018	3,311
0.643% due 07/25/2046 ^	3,555	3,371
0.643% due 09/25/2046 ^	17,314	13,204
0.653% due 06/25/2037	10	8
0.653% due 04/25/2047	8,785	6,771
0.658% due 03/20/2046	1,867	1,385
0.658% due 05/20/2046 ^	1,170	743
0.663% due 05/25/2035	182	142
0.663% due 07/25/2046 ^	320	208
0.678% due 07/20/2035	72	60
0.678% due 05/20/2046 ^	14,285	8,155
0.703% due 06/25/2035	4,037	3,563
0.703% due 09/25/2046 ^	1,000	278
0.703% due 10/25/2046 ^	278	91
0.713% due 07/25/2035	3,713	2,865
0.713% due 07/25/2036	31,028	22,885
0.713% due 07/25/2046 ^	585	312
0.723% due 05/25/2036 ^	26	44
0.733% due 12/25/2035	36	31
0.733% due 02/25/2037	3,122	2,290
0.743% due 11/25/2035	2,666	1,989
0.748% due 11/20/2035	29	22
0.783% due 09/25/2035	1,520	1,194
0.803% due 09/25/2035	1,841	1,578
0.803% due 05/25/2036 ^	4,617	2,259
0.803% due 06/25/2036 ^	2,449	1,297
0.803% due 05/25/2037 ^	277	144
0.923% due 09/25/2033	519	514
0.973% due 12/25/2035	1,421	1,233
1.003% due 08/25/2034	40	37
1.003% due 10/25/2036 ^	4,364	2,601
1.033% due 06/25/2034	2,864	2,748
1.153% due 10/25/2035 ^	2,136	1,612
1.223% due 11/25/2035	399	334
1.253% due 12/25/2035 ^	3,220	2,509
1.437% due 12/25/2035	539	423
1.437% due 02/25/2036	683	600
1.537% due 08/25/2035 ^	207	118
1.553% due 02/25/2036 ^	6,539	4,882
1.817% due 11/25/2047 ^	9,277	6,396
1.837% due 08/25/2035	1,772	1,594
1.917% due 01/25/2036	72	66
2.620% due 10/25/2035 ^	1,088	896
2.764% due 11/25/2035 ^	1,421	967
5.000% due 01/25/2035	8	8
5.250% due 06/25/2035 ^	911	793
5.500% due 07/25/2035 ^	3,911	3,203
5.500% due 11/25/2035	3,472	2,514
5.500% due 11/25/2035 ^	7,905	6,682
5.500% due 12/25/2035 ^	2,725	2,276
5.500% due 02/25/2036 ^	2,369	1,964
5.750% due 03/25/2037 ^	1,430	1,173
5.750% due 07/25/2037 ^	254	210
6.000% due 10/25/2033	434	449
6.000% due 12/25/2033	3	3
6.000% due 02/25/2034	8	8
6.000% due 03/25/2035 ^	314	256

6.000% due 04/25/2036 ^	1,823	1,400
6.000% due 05/25/2036 ^	1,836	1,397
6.000% due 06/25/2036 ^	1,650	1,295
6.000% due 08/25/2036 ^	6,392	5,599
6.000% due 11/25/2036 ^	108	87
6.000% due 02/25/2037 ^	9,110	6,214
6.000% due 02/25/2037	601	464
6.000% due 03/25/2037 ^	2,938	2,211
6.000% due 04/25/2037	5,461	3,982
6.000% due 05/25/2037 ^	560	408
6.000% due 08/25/2037	924	838
6.250% due 12/25/2033	91	94
6.250% due 11/25/2036 ^	896	771
6.250% due 11/25/2036	3,463	2,865
6.250% due 08/25/2037 ^	3,677	3,117
6.500% due 05/25/2036 ^	3,606	2,526
6.500% due 09/25/2036	1,602	1,308
6.500% due 08/25/2037 ^	9,936	6,049
6.500% due 09/25/2037 ^	2,319	1,687
18.553% due 07/25/2035	1,621	2,208
Countrywide Commercial Mortgage Trust
6.275% due 11/12/2043	2,350	2,406
Countrywide Home Loan Mortgage Pass-Through Trust
0.683% due 05/25/2035	9,056	7,494
0.743% due 04/25/2035	12,111	10,379
0.753% due 05/25/2035	2,320	1,959
0.793% due 03/25/2036	858	445
0.803% due 02/25/2036 ^	158	152
0.993% due 03/25/2035	736	677
1.093% due 03/25/2035	279	218
1.113% due 02/25/2035	1,275	1,105
1.133% due 02/25/2035	261	221
1.213% due 09/25/2034	108	99
1.397% due 04/25/2046 ^	8,962	4,965
2.298% due 06/19/2031	48	44
2.385% due 04/25/2035	171	110
2.500% due 07/19/2031	23	21
2.564% due 02/20/2036 ^	225	190
2.602% due 02/20/2036 ^	26	23
2.660% due 12/19/2033	62	63
2.666% due 07/25/2034	1,719	1,699
2.674% due 11/25/2034	6,267	5,942
2.693% due 11/20/2034	303	289
2.716% due 10/19/2032	39	32
2.738% due 07/20/2034	660	637
2.753% due 11/20/2034	4,793	4,727
2.754% due 02/20/2036 ^	289	231
2.757% due 04/20/2036 ^	2,536	2,231
2.765% due 06/20/2034	771	737
2.774% due 09/25/2047 ^	3,611	3,130
2.784% due 08/25/2034 ^	2,417	2,140
2.792% due 03/25/2037 ^	1,186	831
2.814% due 04/20/2035	405	354
2.817% due 10/25/2035 ^	5,163	4,063
2.820% due 10/25/2033	2,701	2,643
2.862% due 02/25/2034	52	51
2.874% due 08/25/2034 ^	3,411	2,922
2.880% due 05/20/2036 ^	2,153	1,712
2.884% due 11/25/2037	8,808	7,273
2.896% due 11/19/2033	313	306
2.910% due 02/25/2047 ^	1,249	963
2.913% due 04/25/2035 ^	4,545	3,939
2.964% due 10/20/2035	1,124	961
3.002% due 08/25/2034 ^	5	5
3.002% due 08/25/2034	158	141
4.500% due 09/25/2035	2,695	2,549
5.000% due 09/25/2035 ^	67	62
5.500% due 01/25/2035	545	551
5.500% due 03/25/2035	1,918	1,967
5.500% due 09/25/2035 ^	7,551	7,092
5.500% due 10/25/2035 ^	4,958	4,424
5.500% due 11/25/2035 ^	2,154	1,923
5.750% due 12/25/2035 ^	3,480	3,046
5.750% due 02/25/2037 ^	2,629	2,147
5.750% due 07/25/2037 ^	1,245	1,148
6.000% due 05/25/2036 ^	3,504	2,997
6.000% due 12/25/2036 ^	247	206
6.000% due 02/25/2037 ^	5,278	4,601
6.000% due 03/25/2037 ^	963	831
6.000% due 07/25/2037	1,480	1,190
6.000% due 08/25/2037 ^	8,652	6,978
6.000% due 09/25/2037 ^	667	615
6.250% due 09/25/2036 ^	8,748	7,293
6.250% due 02/25/2038 ^	2,666	2,222
Countrywide Home Loan Reperforming REMIC Trust
0.793% due 06/25/2035	3,011	2,684

5.359% due 01/25/2034		440	438
6.500% due 11/25/2034		1,196	1,154
7.500% due 11/25/2034		586	570
7.500% due 06/25/2035 ^		1,697	1,758
Credit Suisse Commercial Mortgage Trust
0.686% due 05/27/2037		2,700	2,403
5.297% due 12/15/2039		116,906	117,589
5.383% due 02/15/2040		3,180	3,210
5.448% due 01/15/2049		72	72
5.889% due 06/15/2039		2,904	2,955
Credit Suisse First Boston Mortgage Securities Corp.
1.054% due 03/25/2032		427	395
1.193% due 06/25/2034		1,040	1,003
1.603% due 09/25/2034 ^		2,784	2,393
2.143% due 10/25/2033		90	89
2.650% due 06/25/2032		17	14
2.677% due 07/25/2033		2,921	2,864
2.715% due 09/25/2034		1,939	1,919
2.961% due 05/25/2034		3,518	3,481
4.903% due 06/25/2032		20	20
5.500% due 09/25/2035		7,034	6,460
5.500% due 10/25/2035		2,224	2,060
6.000% due 11/25/2035 ^		39	31
7.500% due 05/25/2032		86	92
7.500% due 12/25/2032		2	2
Credit Suisse Mortgage Capital Certificates
2.496% due 07/27/2037		19,721	15,923
2.675% due 04/26/2038		2,500	2,452
2.947% due 11/26/2035		1,783	1,780
3.090% due 04/28/2037		10,867	7,943
5.383% due 02/15/2040		191	192
5.509% due 04/15/2047		30,221	30,204
5.695% due 09/15/2040		13,735	13,969
5.723% due 06/10/2049		21,588	21,733
5.924% due 12/16/2049		91,597	92,697
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^		1,424	759
5.837% due 04/25/2037		23,726	11,934
5.863% due 02/25/2037 ^		3,825	1,922
6.000% due 07/25/2036		1,728	1,286
6.000% due 04/25/2037 ^		1,970	1,596
6.548% due 08/25/2037		8,016	6,159
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		2,129	1,076
5.720% due 09/25/2036		2,005	1,259
6.172% due 06/25/2036 ^		2,930	1,642
DBUBS Mortgage Trust
3.742% due 11/10/2046		12	12
Deco Gondola SRL
1.192% due 02/22/2026	EUR	1,418	1,567
Deco UK PLC
0.751% due 01/27/2020	GBP	10,292	13,351
Deutsche ALT-A Securities, Inc.
0.553% due 08/25/2037 ^		$11,419	9,266
0.573% due 08/25/2036		6,831	5,367
0.593% due 07/25/2047		24,613	19,693
0.603% due 02/25/2047		9,393	6,665
3.047% due 10/25/2035		2,207	2,097
3.322% due 10/25/2035		3,456	2,903
5.000% due 10/25/2018		59	60
5.500% due 12/25/2035 ^		1,843	1,531
Deutsche ALT-B Securities, Inc.
0.553% due 10/25/2036 ^		13	8
5.869% due 10/25/2036 ^		1,544	1,296
5.886% due 10/25/2036 ^		1,544	1,297
6.005% due 10/25/2036 ^		1,164	978
6.300% due 07/25/2036 ^		1,620	1,250
Deutsche Mortgage & Asset Receiving Corp.
0.662% due 11/27/2036		8,800	7,356
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021		61	49
Downey Savings & Loan Association Mortgage Loan Trust
0.628% due 04/19/2047 ^		1,378	524
1.268% due 09/19/2044		138	132
2.667% due 07/19/2044		38	37
EMF-NL BV
1.749% due 10/17/2041	EUR	21,245	22,575
EMF-NL Prime BV
0.549% due 04/17/2041		8,103	7,932
Eurosail BV
1.249% due 10/17/2040		3,369	3,645
Extended Stay America Trust
2.958% due 12/05/2031		$237	238
First Horizon Alternative Mortgage Securities Trust
0.823% due 02/25/2037		36	16
0.953% due 06/25/2035 ^		5,477	4,067

2.355% due 08/25/2035 ^		3,698	3,169
2.375% due 08/25/2034		783	736
2.472% due 03/25/2035		77	60
5.500% due 05/25/2035		3,874	3,463
5.500% due 06/25/2035 ^		4,902	4,424
6.000% due 07/25/2036 ^		3,431	2,692
6.250% due 08/25/2037 ^		1,018	792
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		205	178
First Horizon Mortgage Pass-Through Trust
0.723% due 02/25/2035		21	19
2.542% due 11/25/2037 ^		8,564	7,438
2.597% due 11/25/2035 ^		2,490	2,253
2.661% due 10/25/2035 ^		9,930	8,217
2.703% due 02/25/2034		39	39
2.722% due 11/25/2034		2,565	2,525
2.731% due 01/25/2037 ^		97	85
2.750% due 10/25/2035		1,321	1,291
2.774% due 09/25/2035		4,156	4,004
2.787% due 06/25/2035		2,529	2,438
2.828% due 06/25/2035		20	19
2.871% due 08/25/2034		1,012	1,009
2.929% due 08/25/2035		2,477	2,178
2.980% due 06/25/2035		2,751	2,621
3.157% due 04/25/2035		4,789	4,810
3.239% due 05/25/2035		758	694
4.035% due 10/25/2036		748	687
5.250% due 05/25/2021 ^		303	209
5.500% due 01/25/2035		556	572
5.750% due 02/25/2036 ^		912	812
6.250% due 11/25/2036		8,969	8,573
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		233	239
First Republic Bank Mortgage Pass-Through Certificates
0.933% due 06/25/2030		729	723
First Republic Mortgage Loan Trust
0.742% due 08/15/2032		179	165
0.942% due 11/15/2030		33	29
1.242% due 11/15/2032		34	32
General Motors Acceptance Corp.
7.430% due 12/01/2021		52	51
GMAC Mortgage Corp. Loan Trust
3.116% due 04/19/2036 ^		7,102	6,411
3.363% due 06/25/2034		37	37
3.407% due 05/25/2035		3,230	2,989
3.410% due 06/25/2034		30	29
3.834% due 06/19/2035		443	435
Great Hall Mortgages PLC
0.380% due 03/18/2039	EUR	2,152	2,248
0.716% due 03/18/2039	GBP	62,712	78,058
0.726% due 06/18/2039		17,229	21,219
0.777% due 06/18/2039		$26,543	24,139
Grecale ABS SRL
0.157% due 04/28/2056	EUR	9,672	10,570
GreenPoint Mortgage Funding Trust
0.653% due 10/25/2046		$798	575
0.653% due 12/25/2046 ^		636	412
0.723% due 04/25/2036 ^		77	53
0.723% due 11/25/2045		476	410
0.793% due 10/25/2046		705	412
0.893% due 06/25/2045		811	708
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039		70,444	71,100
5.736% due 12/10/2049		95	99
GS Mortgage Securities Corp.
2.465% due 11/10/2045		50,714	4,565
GS Mortgage Securities Trust
5.988% due 08/10/2045		135	139
GSC Capital Corp. Mortgage Trust
0.633% due 05/25/2036 ^		364	282
GSMPS Mortgage Loan Trust
0.803% due 09/25/2035		6,958	5,677
7.500% due 06/25/2043		3,414	3,704
GSR Mortgage Loan Trust
0.753% due 07/25/2035		260	230
0.803% due 01/25/2034		116	100
2.220% due 03/25/2033		28	28
2.430% due 04/25/2032		133	120
2.678% due 06/25/2034		430	413
2.731% due 11/25/2035 ^		3,941	3,268
2.870% due 09/25/2035		125	125
2.886% due 04/25/2036		114	101
2.893% due 11/25/2035		47	45
2.913% due 03/25/2037 ^		8,966	7,401
2.943% due 01/25/2036 ^		264	246
2.980% due 04/25/2035		494	474

3.043% due 04/25/2035		2,862	2,702
3.061% due 11/25/2035		43	41
3.066% due 05/25/2035		2,548	2,464
3.072% due 05/25/2035		41	38
3.182% due 07/25/2035		91	89
5.000% due 05/25/2036 ^		787	734
5.000% due 05/25/2037 ^		12	10
5.500% due 06/25/2035		4,699	4,843
5.500% due 06/25/2036 ^		2,255	2,110
5.750% due 02/25/2036		1,573	1,526
5.750% due 02/25/2037 ^		2,909	2,741
6.000% due 08/25/2021 ^		183	178
6.000% due 03/25/2032		10	10
6.000% due 11/25/2035 ^		15,489	12,761
6.000% due 02/25/2036 ^		8,463	7,447
6.000% due 01/25/2037 ^		6,280	5,932
6.000% due 05/25/2037 ^		5,283	4,901
6.000% due 07/25/2037 ^		511	463
6.250% due 09/25/2036 ^		1,161	1,061
6.500% due 09/25/2036 ^		4,357	3,508
HarborView Mortgage Loan Trust
0.598% due 01/25/2047		4,309	3,278
0.628% due 07/19/2046 ^		31,115	18,096
0.648% due 09/19/2046		5,568	4,104
0.658% due 11/19/2036		6,651	4,899
0.668% due 05/19/2035		12,554	10,441
0.688% due 06/19/2035		1,768	1,566
0.728% due 02/19/2036		9,324	6,890
1.008% due 06/19/2034		1,045	971
1.048% due 04/19/2034		1,210	1,103
1.088% due 01/19/2035		2,226	1,906
1.148% due 01/19/2035		4,100	2,835
1.168% due 01/19/2035		491	437
1.248% due 11/19/2034		313	238
1.453% due 10/25/2037		2,341	2,007
2.528% due 06/19/2045 ^		14,903	9,102
2.697% due 04/19/2034		32	32
3.024% due 12/19/2035 ^		3,289	2,885
3.073% due 07/19/2035		601	523
3.163% due 08/19/2036 ^		1,334	1,183
3.364% due 06/19/2036 ^		5,372	3,355
3.395% due 06/19/2036		8,502	5,626
Hercules Eclipse PLC
0.831% due 10/25/2018	GBP	5,978	7,849
HomeBanc Mortgage Trust
0.713% due 01/25/2036		$3,558	3,085
0.723% due 10/25/2035		96	88
1.193% due 12/25/2034		4,465	4,205
1.313% due 08/25/2029		2,186	2,039
2.719% due 04/25/2037 ^		3,595	2,290
2.728% due 04/25/2037 ^		4,042	3,273
Homestar Mortgage Acceptance Corp.
0.903% due 07/25/2034		1,959	1,933
HSI Asset Securitization Corp. Trust
0.673% due 11/25/2035		18,929	11,487
Impac CMB Trust
1.193% due 11/25/2034		1,797	1,688
1.213% due 10/25/2033		30	29
1.233% due 10/25/2034		850	785
4.967% due 09/25/2034		269	261
Impac Secured Assets Trust
0.623% due 01/25/2037		18,103	15,767
1.253% due 11/25/2034		463	455
3.093% due 07/25/2035		1,127	809
IndyMac Adjustable Rate Mortgage Trust
1.842% due 01/25/2032		70	62
1.969% due 01/25/2032		440	426
2.322% due 08/25/2031		369	366
IndyMac Mortgage Loan Trust
0.593% due 04/25/2037		7,380	6,763
0.613% due 04/25/2037		2,642	2,243
0.633% due 02/25/2037		22,763	15,958
0.633% due 07/25/2047		11,175	7,541
0.643% due 04/25/2037		1,574	1,138
0.653% due 11/25/2046		806	583
0.663% due 04/25/2046		6,020	4,414
0.663% due 05/25/2046		151	124
0.683% due 04/25/2035		307	265
0.693% due 07/25/2035		2,905	2,532
0.753% due 11/25/2035 ^		751	438
0.753% due 06/25/2037 ^		1,296	680
0.763% due 10/25/2036		16,004	10,611
1.093% due 07/25/2045		88	73
1.233% due 05/25/2034		6	6
1.253% due 11/25/2034		62	52
1.273% due 11/25/2034 ^		1,798	1,394

2.590% due 06/25/2037	8,615	4,724
2.619% due 06/25/2037 ^	3,735	2,844
2.753% due 01/25/2035	161	149
2.763% due 08/25/2035	829	686
2.763% due 08/25/2035 ^	703	582
2.790% due 01/25/2036 ^	7,946	6,620
2.798% due 08/25/2035	82	71
2.803% due 09/25/2035 ^	17,892	15,040
2.835% due 10/25/2034	3,709	3,569
2.837% due 12/25/2034	180	170
2.857% due 01/25/2036	10,317	9,663
2.919% due 03/25/2036	4,191	3,295
2.928% due 07/25/2037	1,793	1,225
3.019% due 01/25/2036 ^	949	788
3.023% due 04/25/2037	9,771	8,015
3.034% due 10/25/2035	707	583
3.070% due 04/25/2037 ^	20,182	15,064
3.125% due 02/25/2035	608	524
3.328% due 05/25/2036	4,131	3,120
4.113% due 08/25/2036	2,080	1,970
6.250% due 11/25/2037 ^	1,591	1,294
JPMorgan Alternative Loan Trust
0.593% due 03/25/2037	2,235	1,649
1.829% due 05/26/2037	46,557	41,938
2.865% due 05/25/2037 ^	8,993	7,430
3.171% due 12/25/2036	20,778	17,605
3.245% due 11/25/2036 ^	2,726	2,470
6.050% due 05/25/2036	886	801
JPMorgan Chase Commercial Mortgage Securities Trust
2.749% due 11/15/2043	12	12
3.673% due 02/15/2046	492	494
5.336% due 05/15/2047	142,256	143,532
5.399% due 05/15/2045	260	260
5.420% due 01/15/2049	55,269	56,106
5.440% due 06/12/2047	3,528	3,582
5.870% due 02/12/2049	420	423
5.882% due 02/15/2051	33,040	34,126
5.887% due 02/12/2049	77,246	78,992
5.927% due 06/15/2049	3,665	3,732
JPMorgan Mortgage Trust
2.421% due 07/27/2037	16,769	15,664
2.448% due 02/25/2034	554	549
2.467% due 11/25/2033	20	19
2.582% due 11/25/2035	2,681	2,502
2.599% due 06/25/2035	5,367	5,247
2.695% due 02/25/2036 ^	153	136
2.708% due 10/25/2036 ^	6,464	5,852
2.710% due 10/25/2035 ^	1,070	875
2.720% due 10/25/2035	127	126
2.738% due 08/25/2035 ^	3,701	3,527
2.747% due 11/25/2035	4,725	4,473
2.760% due 10/25/2035 ^	2,683	2,413
2.767% due 04/25/2036 ^	6,944	6,394
2.771% due 08/25/2035	5,885	5,814
2.782% due 09/25/2035	838	758
2.785% due 08/25/2035	2,337	2,298
2.827% due 07/25/2035	268	245
2.832% due 10/25/2035	2,336	2,168
2.870% due 07/25/2035	615	604
2.881% due 02/25/2036 ^	26	23
2.887% due 07/25/2035	2,461	2,437
2.901% due 06/25/2035	6,808	6,730
2.904% due 07/25/2035	2,871	2,842
2.928% due 07/25/2035	60	60
2.929% due 08/25/2036 ^	5,042	4,403
2.944% due 04/25/2035	302	303
2.948% due 07/25/2035	1,051	1,053
2.993% due 04/25/2036	6,204	6,012
2.993% due 04/25/2036 ^	2,730	2,511
3.020% due 06/25/2035	692	643
3.030% due 07/25/2035	10,788	10,759
3.033% due 05/25/2036	6,158	5,573
3.392% due 10/25/2036 ^	78	68
4.509% due 04/25/2037 ^	805	713
4.680% due 10/25/2036	230	198
5.000% due 08/25/2020	1,687	1,707
5.500% due 03/25/2022 ^	540	545
5.500% due 07/25/2036 ^	1,614	1,477
6.000% due 01/25/2037 ^	20,689	17,138
6.500% due 07/25/2036 ^	4,828	3,569
6.500% due 08/25/2036 ^	988	817
Lavender Trust
6.250% due 10/26/2036	7,489	6,335
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	22	22
5.430% due 02/15/2040	31,577	32,032
5.866% due 09/15/2045	36,144	37,826

Leek Finance PLC
0.864% due 12/21/2038		149	158
Lehman Mortgage Trust
0.773% due 08/25/2036 ^		11,595	8,536
1.103% due 06/25/2037 ^		1,094	883
5.000% due 12/25/2035 ^		473	434
5.403% due 01/25/2036 ^		6,417	5,977
5.500% due 01/25/2036		1,553	1,310
5.570% due 12/25/2035		6,879	4,957
5.930% due 04/25/2036		1,389	1,241
6.000% due 07/25/2036 ^		8,578	6,337
6.000% due 09/25/2036 ^		3,239	2,734
Lehman XS Trust
0.573% due 07/25/2037		6,436	5,576
0.606% due 03/25/2047 ^		13,367	11,183
0.623% due 12/25/2036 ^		2,970	2,490
0.633% due 07/25/2037 ^		5,138	3,611
0.643% due 11/25/2046		405	318
0.653% due 08/25/2046 ^		2,216	1,701
0.653% due 08/25/2046		18,857	15,139
1.353% due 08/25/2047		14,494	9,654
1.957% due 07/25/2035		6,541	6,326
Luminent Mortgage Trust
0.613% due 11/25/2036 ^		403	327
0.616% due 12/25/2036		12,623	10,090
0.626% due 12/25/2036 ^		4,284	3,529
0.653% due 02/25/2046		99	67
0.693% due 04/25/2036		20,055	12,430
Marche Mutui SRL
0.175% due 02/25/2055	EUR	34,372	37,572
2.001% due 01/27/2064		50,880	56,704
MASTR Adjustable Rate Mortgages Trust
0.653% due 05/25/2047		$681	529
0.663% due 04/25/2046		8,053	5,740
0.663% due 05/25/2047 ^		1,652	1,526
0.693% due 05/25/2037		1,353	839
0.753% due 05/25/2047 ^		735	467
2.574% due 12/25/2033		60	58
2.734% due 12/25/2033		189	187
2.735% due 07/25/2035 ^		1,710	1,436
2.786% due 12/25/2034		6,723	6,319
2.904% due 05/25/2034		223	218
2.924% due 10/25/2032		705	700
3.052% due 03/25/2035		732	632
3.223% due 10/25/2034		4,538	4,304
MASTR Alternative Loan Trust
0.853% due 03/25/2036		8,046	1,386
MASTR Asset Securitization Trust
5.750% due 05/25/2036 ^		10,627	10,303
MASTR Reperforming Loan Trust
0.813% due 07/25/2035		4,453	3,729
7.000% due 08/25/2034		2,867	2,923
7.000% due 05/25/2035		820	817
MASTR Seasoned Securitization Trust
6.242% due 09/25/2017		269	272
6.500% due 08/25/2032		5,186	5,556
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.142% due 11/15/2031		3,730	3,484
1.182% due 09/15/2030		1,029	1,011
1.322% due 11/15/2031		73	64
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.302% due 08/15/2032		150	142
2.610% due 10/20/2029		2,224	2,217
Merrill Lynch Alternative Note Asset Trust
0.563% due 03/25/2037		1,117	488
0.623% due 02/25/2037		3,967	3,620
0.753% due 03/25/2037		2,956	1,324
3.149% due 06/25/2037 ^		2,247	1,520
6.000% due 03/25/2037		1,510	844
6.000% due 05/25/2037 ^		9,237	7,875
Merrill Lynch Mortgage Investors Trust
0.703% due 11/25/2035		37	34
0.703% due 08/25/2036		141	140
0.723% due 04/25/2035		1,163	1,116
1.073% due 10/25/2028		89	85
1.113% due 06/25/2028		1,233	1,176
1.113% due 09/25/2029		110	109
1.113% due 11/25/2029		295	286
1.193% due 03/25/2028		67	63
1.233% due 03/25/2028		31	30
1.413% due 04/25/2029		892	849
1.541% due 10/25/2028		54	51
1.633% due 11/25/2029		362	350
2.478% due 12/25/2032		420	415
2.554% due 02/25/2033		35	34

2.626% due 05/25/2033		4,163	4,033
2.650% due 02/25/2035		9,287	9,283
2.756% due 08/25/2034		1,230	1,245
2.757% due 12/25/2034		71	71
2.766% due 02/25/2034		14	14
2.790% due 11/25/2035		7,206	7,025
2.810% due 12/25/2035		1,657	1,492
2.815% due 05/25/2036		6,401	6,338
2.839% due 12/25/2035		1,911	1,821
2.879% due 07/25/2035 ^		795	707
2.965% due 06/25/2037		1,832	1,763
2.993% due 09/25/2035		7,078	7,009
3.064% due 06/25/2035		13,021	12,630
3.353% due 05/25/2033		15	15
5.250% due 08/25/2036		9,870	10,086
Merrill Lynch Mortgage Trust
6.021% due 06/12/2050		715	720
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		4,838	4,864
5.414% due 07/12/2046		39	39
5.485% due 03/12/2051		34,645	35,213
5.700% due 09/12/2049		49,456	51,457
5.810% due 06/12/2050		26,140	26,911
6.071% due 08/12/2049		8,699	8,978
Money Partners Securities PLC
0.952% due 03/15/2040	GBP	413	506
Morgan Stanley Capital Trust
5.439% due 02/12/2044		$1,796	1,795
5.569% due 12/15/2044		24,094	24,930
5.610% due 04/15/2049		4,587	4,595
5.692% due 04/15/2049		58,745	59,862
Morgan Stanley Dean Witter Capital, Inc. Trust
5.500% due 04/25/2017		1	1
Morgan Stanley Mortgage Loan Trust
0.713% due 03/25/2036		2,476	1,893
0.733% due 01/25/2036		18,047	12,872
0.743% due 12/25/2035		57	42
0.753% due 03/25/2035		40	36
0.763% due 01/25/2035		12	11
0.773% due 01/25/2035		5,654	5,256
2.546% due 06/25/2036		392	374
2.656% due 06/25/2037		5,541	3,781
2.811% due 07/25/2035 ^		1,227	1,051
2.836% due 07/25/2035 ^		13,894	11,410
2.880% due 07/25/2035		786	710
3.226% due 09/25/2035 ^		4,851	3,937
3.306% due 06/25/2036		15,770	10,835
5.701% due 02/25/2047		2,456	1,728
6.000% due 02/25/2036 ^		939	906
6.000% due 10/25/2037 ^		2,365	1,921
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		42,238	43,003
6.245% due 08/15/2045		59,630	60,842
MortgageIT Trust
1.233% due 02/25/2035		1,201	1,126
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^		947	879
Newgate Funding PLC
0.337% due 12/15/2050	EUR	91,243	92,551
0.748% due 12/01/2050	GBP	700	789
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.453% due 05/25/2035		$4,000	2,792
2.693% due 10/25/2035		158	147
2.962% due 02/25/2036 ^		613	505
5.820% due 03/25/2047		1,449	1,442
6.138% due 03/25/2047		1,332	1,325
6.813% due 02/19/2030		1,201	1,181
Nomura Resecuritization Trust
0.890% due 08/27/2047		37,274	36,471
Paragon Mortgages PLC
0.828% due 10/15/2041	GBP	1,991	2,351
0.951% due 05/15/2041		22,514	26,808
0.968% due 04/16/2035		6,803	8,099
Prime Mortgage Trust
0.853% due 02/25/2019		$1	1
0.853% due 02/25/2034		2,327	2,193
6.000% due 06/25/2036 ^		2,215	2,220
Provident Funding Mortgage Loan Trust
2.888% due 04/25/2034		706	703
2.952% due 10/25/2035		2,458	2,382
RAAC Trust
0.823% due 09/25/2034		712	682
RBSGC Mortgage Loan Trust
0.833% due 12/25/2034		32,268	27,986
RBSSP Resecuritization Trust
0.666% due 10/27/2036		3,969	2,988

0.686% due 08/27/2037		5,377	4,899
0.716% due 09/27/2037		9,301	6,572
0.776% due 02/27/2037		4,680	4,109
0.944% due 09/26/2036		321	312
3.000% due 06/26/2037		1,849	1,866
Regal Trust
2.178% due 09/29/2031		163	152
Resecuritization Mortgage Trust
0.703% due 04/26/2021		1	1
Residential Accredit Loans, Inc. Trust
0.593% due 01/25/2037		10,977	8,916
0.603% due 02/25/2037		4,542	3,710
0.633% due 05/25/2036		24,176	18,428
0.633% due 09/25/2036		4,731	3,732
0.638% due 12/25/2036		54	41
0.643% due 07/25/2036		6,020	4,708
0.643% due 08/25/2036		10,814	8,486
0.643% due 09/25/2036		99	78
0.643% due 12/25/2036		5,530	4,644
0.653% due 05/25/2047		4,379	3,431
0.663% due 06/25/2037		3,196	2,334
0.663% due 04/25/2046		17,008	7,499
0.723% due 02/25/2046		2,638	1,550
0.753% due 08/25/2035		681	533
0.783% due 03/25/2037		1,713	396
0.853% due 11/25/2036 ^		2,583	1,558
0.993% due 03/25/2034		989	966
1.103% due 07/25/2033		87	79
1.797% due 09/25/2045		571	462
3.275% due 08/25/2035 ^		1,805	939
3.305% due 04/25/2035		6,892	6,717
3.869% due 09/25/2035 ^		1,040	838
4.363% due 02/25/2036 ^		1,369	1,093
5.250% due 09/25/2020		8,095	7,986
6.000% due 08/25/2036 ^		3,445	2,880
6.000% due 09/25/2036 ^		3,260	2,647
6.000% due 09/25/2036		2,853	2,316
6.000% due 11/25/2036 ^		3,442	2,769
6.000% due 01/25/2037 ^		18	15
6.250% due 03/25/2037 ^		2,600	2,091
6.500% due 07/25/2037		869	736
6.500% due 09/25/2037 ^		3,128	2,696
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		308	355
Residential Asset Securitization Trust
0.903% due 12/25/2036 ^		617	161
5.000% due 08/25/2019		899	899
5.500% due 08/25/2034		138	140
5.500% due 06/25/2035 ^		723	627
5.750% due 02/25/2036 ^		1,028	792
6.000% due 03/25/2037 ^		5,763	3,906
6.000% due 04/25/2037		443	370
6.000% due 05/25/2037 ^		256	215
6.000% due 07/25/2037 ^		1,561	1,080
6.250% due 08/25/2036		175	160
6.250% due 10/25/2036 ^		546	455
6.250% due 11/25/2036		2,463	1,655
6.250% due 09/25/2037 ^		2,440	1,664
6.500% due 08/25/2036		1,649	930
6.500% due 09/25/2036 ^		1,649	1,141
Residential Funding Mortgage Securities, Inc. Trust
0.853% due 07/25/2018		17	17
2.948% due 11/25/2035		1,023	901
3.422% due 02/25/2036 ^		4,577	4,155
3.491% due 02/25/2037		5,363	4,324
5.250% due 07/25/2035		2,674	2,725
5.500% due 12/25/2034		1,005	1,008
5.750% due 12/25/2035		2,281	2,120
5.750% due 09/25/2036 ^		14,610	13,051
6.000% due 06/25/2036 ^		2,358	2,149
6.000% due 07/25/2036 ^		2,765	2,583
6.000% due 06/25/2037 ^		1,177	1,089
6.500% due 03/25/2032		173	179
ResLoC UK PLC
0.792% due 12/15/2043	GBP	3,783	4,154
RMAC Securities PLC
0.025% due 06/12/2044	EUR	2,751	2,735
0.724% due 06/12/2044	GBP	40,353	47,769
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$21,372	21,382
5.331% due 02/16/2044		13,846	13,988
5.336% due 05/16/2047		24,690	24,729
5.420% due 01/16/2049		24,690	24,766
5.692% due 04/16/2049		26,300	26,567
5.695% due 09/16/2040		4,743	4,792
6.068% due 09/17/2039		2,386	2,422

6.068% due 02/17/2051	10,000	10,185
6.147% due 02/16/2051	38,388	38,483
6.297% due 12/16/2049	20,329	20,855
Santa Barbara Savings and Loan Association
9.500% due 11/20/2018	11	11
Securitized Asset Sales, Inc.
0.473% due 11/26/2023	67	56
Sequoia Mortgage Trust
0.648% due 07/20/2036	103	94
0.658% due 06/20/2036	2,625	2,343
0.798% due 07/20/2033	249	234
1.108% due 06/20/2033	21	20
1.208% due 10/20/2027	100	94
1.248% due 10/20/2027	1,270	1,244
1.401% due 05/20/2034	2,870	2,744
1.421% due 05/20/2034	660	633
1.530% due 09/20/2033	928	901
2.627% due 01/20/2047 ^	3,217	2,617
3.018% due 09/20/2046 ^	6,782	5,473
3.765% due 01/20/2047 ^	4,471	3,909
Structured Adjustable Rate Mortgage Loan Trust
0.753% due 09/25/2034	2,761	2,398
0.753% due 10/25/2035	2,037	1,817
0.753% due 08/25/2036 ^	8,286	6,431
1.810% due 01/25/2035	318	249
2.478% due 10/25/2037 ^	993	666
2.636% due 09/25/2035	2,885	2,549
2.717% due 03/25/2034	2,555	2,544
2.743% due 11/25/2035 ^	792	629
2.752% due 02/25/2036 ^	2,888	2,319
2.762% due 01/25/2035	1,125	1,071
2.805% due 08/25/2034	1,128	1,105
2.826% due 08/25/2035	87	81
2.830% due 02/25/2034	1,786	1,771
2.854% due 09/25/2034	3,551	3,500
2.855% due 09/25/2034	32	32
2.863% due 12/25/2034	133	131
2.872% due 05/25/2036 ^	2,556	2,337
2.927% due 05/25/2034	164	166
2.939% due 02/25/2036 ^	4,304	3,097
2.945% due 11/25/2034	1,039	1,038
3.021% due 05/25/2036 ^	9,332	7,726
3.023% due 06/25/2036 ^	1,774	1,537
3.039% due 04/25/2036 ^	2,925	2,679
3.073% due 04/25/2036 ^	6,585	5,074
3.100% due 12/25/2035 ^	1,498	1,479
3.100% due 12/25/2035	5,418	4,404
3.164% due 03/25/2036 ^	1,027	837
4.361% due 11/25/2036 ^	1,849	1,774
Structured Asset Mortgage Investments Trust
0.573% due 08/25/2036	5,706	4,290
0.583% due 03/25/2037	3,849	2,894
0.623% due 03/25/2037 ^	445	145
0.643% due 06/25/2036	2,520	2,094
0.653% due 05/25/2036	25,980	19,282
0.663% due 04/25/2036	1,284	924
0.663% due 05/25/2036	175	136
0.673% due 05/25/2036	500	371
0.673% due 05/25/2046	13,126	7,049
0.683% due 02/25/2036 ^	337	260
0.683% due 05/25/2045	920	804
0.698% due 07/19/2035	6,818	6,293
0.713% due 05/25/2046 ^	144	59
0.753% due 08/25/2036 ^	965	473
0.763% due 12/25/2035 ^	5,131	3,666
1.108% due 09/19/2032	3,699	3,604
1.148% due 01/19/2034	387	374
1.288% due 10/19/2033	960	864
1.765% due 02/25/2036 ^	16,603	15,166
1.837% due 12/25/2035 ^	4,103	2,847
8.914% due 06/25/2029	28	29
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.658% due 05/25/2022	238	242
Structured Asset Securities Corp.
5.500% due 06/25/2035	2,556	2,516
6.231% due 04/15/2027	20	19
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	3,685	3,304
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.221% due 05/25/2032	27	27
2.580% due 07/25/2033	50	50
2.688% due 02/25/2032	828	807
2.756% due 01/25/2034	3,940	3,714
2.773% due 03/25/2033	1,476	1,450
2.957% due 07/25/2032	388	356
3.086% due 11/25/2033	186	183
6.250% due 06/25/2034	220	221

Suntrust Adjustable Rate Mortgage Loan Trust
2.863% due 02/25/2037 ^		1,086	954
2.993% due 01/25/2037 ^		8,003	7,466
3.034% due 04/25/2037 ^		1,374	1,168
3.215% due 10/25/2037		1,679	1,555
SunTrust Alternative Loan Trust
1.103% due 12/25/2035 ^		8,477	6,486
5.750% due 12/25/2035 ^		5,572	4,904
6.000% due 04/25/2036 ^		1,340	1,029
Taurus CMBS UK Ltd.
1.990% due 05/01/2022	GBP	725	941
Taurus IT SRL
1.243% due 02/18/2027	EUR	1,653	1,818
TBW Mortgage-Backed Trust
5.630% due 01/25/2037		$895	551
5.970% due 09/25/2036		5,583	693
6.015% due 07/25/2037		1,650	1,149
6.500% due 07/25/2036		6,130	3,365
Thornburg Mortgage Securities Trust
1.153% due 12/25/2033		1,227	1,174
2.291% due 10/25/2043		606	590
2.469% due 09/25/2037		10,013	9,847
2.489% due 06/25/2047 ^		178	160
5.750% due 06/25/2047		13	12
Trinity Square PLC
1.738% due 07/15/2051	GBP	17,455	22,979
Wachovia Bank Commercial Mortgage Trust
0.621% due 06/15/2049		$159,222	156,776
5.342% due 12/15/2043		121,030	122,976
5.509% due 04/15/2047		51,113	51,864
5.559% due 10/15/2048		113,375	113,885
5.884% due 06/15/2049		372	373
5.889% due 06/15/2049		49,010	50,518
6.147% due 02/15/2051		18,675	19,069
Wachovia Mortgage Loan Trust LLC
2.767% due 10/20/2035		1,280	1,205
2.772% due 08/20/2035 ^		8,502	8,079
2.780% due 08/20/2035 ^		7,997	7,287
2.819% due 10/20/2035		77	76
2.881% due 03/20/2037 ^		4,007	3,850
WaMu Mortgage Pass-Through Certificates Trust
0.723% due 12/25/2045		986	913
0.743% due 07/25/2045		431	406
0.863% due 11/25/2045		480	423
0.863% due 12/25/2045		409	335
1.137% due 02/25/2047 ^		8,632	6,681
1.193% due 11/25/2034		1,347	1,207
1.207% due 05/25/2047		12,078	10,072
1.433% due 11/25/2034		654	573
1.437% due 02/25/2046		2,965	2,700
1.437% due 08/25/2046		276	234
1.637% due 11/25/2042		485	449
1.746% due 07/25/2047 ^		5,294	3,563
1.800% due 08/25/2042		430	410
1.837% due 06/25/2042		967	930
2.178% due 08/25/2046		930	825
2.178% due 12/25/2046		10,496	9,570
2.190% due 07/25/2046		1,289	1,150
2.204% due 11/25/2036 ^		45	40
2.225% due 12/25/2036 ^		109	94
2.265% due 05/25/2037		222	190
2.277% due 04/25/2037 ^		4,395	3,779
2.352% due 08/25/2036 ^		288	264
2.434% due 10/25/2035		1,488	1,429
2.438% due 01/25/2036 ^		7,740	7,006
2.439% due 02/25/2037 ^		10,443	9,151
2.471% due 09/25/2036 ^		10,212	9,282
2.503% due 09/25/2035		958	960
2.514% due 09/25/2033		1,232	1,240
2.574% due 08/25/2034		492	488
2.587% due 09/25/2033		139	136
2.621% due 12/25/2035		3,666	3,382
2.761% due 01/25/2033		186	188
2.780% due 04/25/2035		10,667	10,573
2.798% due 03/25/2035		3,428	3,349
2.868% due 08/25/2035		1,437	1,344
4.041% due 08/25/2036 ^		2,374	2,158
4.198% due 02/25/2037 ^		719	652
4.267% due 04/25/2037 ^		2,080	1,897
4.324% due 05/25/2037 ^		3,123	2,745
4.411% due 07/25/2037 ^		576	523
6.000% due 07/25/2034		802	842
Washington Mutual Mortgage Loan Trust
1.606% due 05/25/2041		17	17

Washington Mutual Mortgage Pass-Through Certificates Trust
0.613% due 02/25/2037 ^	22,961	16,671
0.693% due 01/25/2047 ^	7,233	5,427
0.903% due 04/25/2035	13,706	10,043
1.157% due 12/25/2046	31,233	21,071
1.207% due 04/25/2047 ^	182	16
1.407% due 05/25/2046	6,525	4,938
2.145% due 02/25/2031	1	1
2.320% due 05/25/2033	128	125
2.525% due 02/25/2033	24	23
2.781% due 06/25/2033	4,726	4,664
4.476% due 09/25/2036 ^	4,535	2,574
5.500% due 11/25/2035 ^	1,187	1,167
5.500% due 06/25/2037 ^	2,390	2,229
6.000% due 04/25/2036 ^	2,373	2,113
6.000% due 06/25/2037 ^	26,731	24,933
6.268% due 07/25/2036	1,665	766
6.449% due 07/25/2036 ^	2,844	1,308
Wells Fargo Alternative Loan Trust
3.083% due 07/25/2037 ^	2,674	2,269
Wells Fargo Mortgage-Backed Securities Trust
0.953% due 07/25/2037 ^	1,748	1,517
2.681% due 12/25/2033	970	962
2.737% due 10/25/2036 ^	8,741	8,307
2.744% due 09/25/2033	160	159
2.757% due 11/25/2034	933	931
2.787% due 12/25/2033	161	161
2.800% due 11/25/2034	163	161
2.830% due 03/25/2036 ^	7,555	7,177
2.834% due 01/25/2035	909	905
2.844% due 03/25/2036	2,553	2,450
2.851% due 01/25/2035	4,186	4,086
2.852% due 04/25/2036	540	522
2.853% due 12/25/2034	21	20
2.855% due 03/25/2036	2,517	2,474
2.866% due 04/25/2036 ^	36	36
2.880% due 06/25/2035	3,797	3,848
2.885% due 06/25/2033	360	360
2.908% due 07/25/2036 ^	1,641	1,545
2.912% due 06/25/2035	414	422
2.921% due 05/25/2035	2,180	2,172
2.952% due 12/25/2034	867	874
2.954% due 10/25/2035	8,591	8,572
2.963% due 03/25/2036	199	181
2.996% due 08/25/2033	224	230
3.026% due 06/25/2034	3,488	3,556
3.031% due 03/25/2036 ^	3,979	3,906
3.080% due 07/25/2034	24	25
3.086% due 05/25/2035	246	236
3.194% due 04/25/2036	5,461	5,034
3.194% due 04/25/2036 ^	162	24
5.000% due 03/25/2036	1,697	1,667
5.250% due 10/25/2035	1,203	1,216
5.500% due 11/25/2035	212	215
5.500% due 01/25/2036 ^	2,983	2,947
5.500% due 02/25/2037 ^	1,061	981
5.750% due 02/25/2037	612	577
5.750% due 04/25/2037 ^	4,231	4,187
6.000% due 08/25/2036	3,581	3,659
6.000% due 03/25/2037 ^	3,124	3,068
6.000% due 04/25/2037 ^	4,210	4,143
6.000% due 07/25/2037 ^	12,775	12,716
6.000% due 08/25/2037 ^	855	850
6.250% due 07/25/2037 ^	318	306

Total Non-Agency Mortgage-Backed Securities (Cost $7,815,706)		7,976,192

ASSET-BACKED SECURITIES 4.4%
Aames Mortgage Investment Trust
1.233% due 10/25/2035	3,100	2,564
Academic Loan Funding Trust
1.253% due 12/27/2022	8,594	8,582
Accredited Mortgage Loan Trust
0.583% due 02/25/2037	1,644	1,582
0.773% due 12/25/2035	1,753	1,695
1.323% due 01/25/2035	1,661	1,543
4.330% due 06/25/2033	2,882	2,764
4.980% due 10/25/2033	1,923	1,968
ACE Securities Corp. Home Equity Loan Trust
0.513% due 10/25/2036	22	12
0.563% due 12/25/2036	6,838	2,717
0.593% due 07/25/2036	9,792	6,910
0.613% due 08/25/2036 ^	5,637	1,907
0.653% due 12/25/2036	26,365	10,723
0.673% due 08/25/2036 ^	7,244	2,490
1.003% due 12/25/2045 ^	5,800	3,543

1.073% due 02/25/2036 ^		3,700	3,110
1.113% due 11/25/2035		12,800	11,019
1.153% due 08/25/2045		4,866	4,733
1.428% due 11/25/2033		2,861	2,693
1.428% due 12/25/2034		844	832
1.428% due 07/25/2035		3,118	2,649
2.253% due 10/25/2032		2,477	2,411
Aegis Asset-Backed Securities Trust
0.623% due 01/25/2037		11,963	8,221
0.883% due 12/25/2035		3,300	2,335
0.933% due 06/25/2035		3,500	2,563
AFC Home Equity Loan Trust
1.156% due 12/22/2027		1	1
ALESCO Preferred Funding Ltd.
0.932% due 07/23/2035		45,038	36,931
0.972% due 12/23/2036		33,142	23,531
0.982% due 09/23/2036		39,167	26,633
1.002% due 06/23/2036		37,295	26,106
1.122% due 12/23/2034		26,818	20,650
1.392% due 09/23/2038		77,730	58,298
AmeriCredit Automobile Receivables Trust
1.420% due 10/08/2019		51,200	51,284
2.380% due 06/10/2019		130	131
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.128% due 03/25/2035		612	613
1.143% due 04/25/2034		276	273
1.233% due 05/25/2034		3,786	3,528
1.323% due 07/25/2034		464	420
3.828% due 11/25/2032		5,219	5,029
4.731% due 05/25/2034 ^		686	585
Amortizing Residential Collateral Trust
1.488% due 07/25/2032		124	118
1.578% due 08/25/2032		262	240
Aquilae CLO PLC
0.187% due 01/17/2023	EUR	2,291	2,537
Argent Securities Trust
0.563% due 09/25/2036		$5,235	1,970
0.603% due 06/25/2036		22,782	8,022
0.603% due 09/25/2036		27,027	10,227
0.643% due 03/25/2036		7,746	3,910
0.693% due 07/25/2036		7,756	3,239
0.723% due 05/25/2036		29,186	10,150
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.773% due 01/25/2036		15,733	11,770
1.578% due 11/25/2034		3,522	2,918
2.478% due 05/25/2034		986	845
Asset-Backed Funding Certificates Trust
1.073% due 12/25/2034		317	317
1.313% due 12/25/2030		1,119	1,090
1.503% due 03/25/2034		4,439	3,518
1.548% due 05/25/2032		829	782
Asset-Backed Securities Corp. Home Equity Loan Trust
0.533% due 05/25/2037		254	176
0.683% due 11/25/2036		7,500	4,669
0.903% due 11/25/2035		5,800	5,297
1.213% due 10/25/2034		1	1
1.792% due 04/15/2033		2,494	2,424
3.442% due 08/15/2033		875	799
3.667% due 08/15/2032		9,523	8,320
Avoca CLO Ltd.
0.082% due 10/15/2023	EUR	4,443	4,851
Bear Stearns Asset-Backed Securities Trust
0.563% due 04/25/2031		$2,671	2,718
0.623% due 05/25/2036 ^		5,106	4,939
0.623% due 12/25/2036 ^		5,878	4,554
0.643% due 05/25/2037		4,885	4,691
0.693% due 06/25/2047		7,500	6,375
0.753% due 06/25/2047		13,800	9,007
0.853% due 11/25/2034 ^		2,258	1,851
0.903% due 12/25/2042		276	272
1.093% due 12/25/2034		6	5
1.103% due 08/25/2035		5,226	4,966
1.113% due 10/25/2032		1,981	1,886
1.253% due 10/27/2032		967	899
1.453% due 10/25/2037		361	335
1.453% due 11/25/2042		200	186
2.115% due 10/25/2036		1,469	1,034
2.922% due 07/25/2036		137	130
3.192% due 06/25/2043		676	641
5.500% due 01/25/2034		42	43
5.750% due 11/25/2034 ^		4,041	3,947
BNC Mortgage Loan Trust
0.553% due 05/25/2037		236	231
Carlyle High Yield Partners Ltd.
0.848% due 04/19/2022		2,205	2,166

Carrington Mortgage Loan Trust
0.513% due 01/25/2037		1,302	981
0.613% due 10/25/2036		6,886	4,004
0.693% due 06/25/2036		16,000	10,560
0.703% due 10/25/2036		8,068	4,746
0.713% due 02/25/2037		53,326	38,091
CDC Mortgage Capital Trust
1.248% due 07/25/2034		2,825	2,537
CELF Loan Partners PLC
0.049% due 05/03/2023	EUR	6,694	7,400
Chase Funding Trust
1.013% due 02/25/2033		$45	38
1.093% due 08/25/2032		614	562
1.113% due 11/25/2032		19	19
1.353% due 02/25/2032		2,489	2,404
Chase Issuance Trust
1.380% due 11/15/2019		100	101
CIFC Funding Ltd.
0.890% due 05/10/2021		1,768	1,756
CIT Group Home Equity Loan Trust
1.503% due 09/25/2030		2,497	2,203
3.930% due 03/20/2032		100	101
Citigroup Global Markets Mortgage Securities, Inc.
1.013% due 09/25/2028		528	491
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
1.383% due 05/25/2035		3,900	3,119
Citigroup Mortgage Loan Trust, Inc.
0.513% due 07/25/2045		4,878	3,414
0.523% due 05/25/2037		3,087	2,180
0.613% due 12/25/2036		16,760	10,802
0.623% due 07/25/2045		14,805	10,482
0.643% due 05/25/2037		14,638	10,579
0.653% due 05/25/2037		7,556	5,420
0.703% due 08/25/2036		24,500	18,276
0.713% due 09/25/2036		4,553	2,945
0.713% due 01/25/2037		6,000	4,821
0.713% due 03/25/2037		14,518	11,170
0.713% due 07/25/2045		7,075	5,056
0.723% due 05/25/2037		17,700	12,697
0.889% due 11/25/2045		4,532	4,163
1.113% due 07/25/2035		14,580	11,227
1.188% due 09/25/2035 ^		11,100	9,205
4.581% due 10/25/2037		5,468	5,096
5.764% due 01/25/2037 ^		1,586	1,138
6.351% due 05/25/2036 ^		3,723	2,309
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		13	13
7.490% due 07/01/2031		426	473
Conseco Financial Corp.
6.240% due 12/01/2028		126	133
6.870% due 04/01/2030		273	294
7.140% due 01/15/2029		4	4
7.240% due 06/15/2028		5	5
Cordatus CLO PLC
0.152% due 01/30/2024	EUR	11,616	12,740
0.165% due 07/25/2024		27,850	30,488
Cork Street CLO Designated Activity Co.
1.350% due 11/27/2028		30,000	33,318
Countrywide Asset-Backed Certificates
0.583% due 12/25/2036 ^		$8,639	7,822
0.593% due 05/25/2037 ^		30,123	19,910
0.593% due 07/25/2037 ^		10,238	8,523
0.593% due 08/25/2037		23,178	17,445
0.603% due 01/25/2037		4,703	4,446
0.603% due 05/25/2037		28,097	25,645
0.613% due 01/25/2034		2,100	1,927
0.613% due 01/25/2046		2,823	2,576
0.623% due 06/25/2047		12,948	12,068
0.633% due 06/25/2047		1,311	1,179
0.633% due 11/25/2047 ^		4,166	2,793
0.643% due 06/25/2047		7,235	6,561
0.673% due 06/25/2037		11,000	8,014
0.673% due 09/25/2037 ^		5,624	4,376
0.673% due 09/25/2047		53,983	42,756
0.683% due 10/25/2047		12,372	10,677
0.693% due 12/25/2031 ^		256	188
0.703% due 04/25/2036		112	111
0.743% due 06/25/2036		13,135	12,328
0.743% due 08/25/2036		11,708	10,561
0.753% due 06/25/2036		8,701	7,882
0.753% due 07/25/2036		6,989	6,230
0.763% due 09/25/2037 ^		7,200	3,357
0.793% due 04/25/2036		7,271	6,919
0.793% due 12/25/2036 ^		921	452
0.853% due 08/25/2034		844	767
0.893% due 04/25/2036		4,500	3,780

0.903% due 03/25/2036		2,600	1,948
0.943% due 02/25/2036		3,400	2,831
0.993% due 01/25/2036		716	698
1.013% due 12/25/2035		3,000	2,873
1.193% due 05/25/2032		20	19
1.223% due 11/25/2035		1,923	1,835
2.853% due 01/25/2034 ^		15,417	10,897
4.329% due 04/25/2036		2,379	2,396
5.000% due 10/25/2046 ^		14,043	11,940
5.329% due 10/25/2032 ^		9,595	7,990
Countrywide Asset-Backed Certificates Trust
0.613% due 03/25/2037		11,939	10,849
0.613% due 09/25/2046		3,993	3,453
0.903% due 04/25/2036		5,000	4,512
0.913% due 05/25/2036		30,800	25,814
0.943% due 02/25/2036		5,682	5,484
0.983% due 02/25/2036		4,800	4,171
1.033% due 11/25/2035		2,600	2,457
1.103% due 07/25/2035		1,000	924
1.153% due 11/25/2035		2,000	1,710
1.193% due 12/25/2034		3,649	3,467
1.253% due 08/25/2047		18,616	15,883
1.353% due 11/25/2034		914	894
1.796% due 04/25/2035		3,500	3,031
4.693% due 10/25/2035		1,975	2,037
4.740% due 10/25/2035		290	297
4.929% due 05/25/2035		2,885	2,966
5.113% due 08/25/2035		17,821	16,004
5.251% due 12/25/2034		2,100	2,096
Credit Suisse First Boston Mortgage Securities Corp.
1.153% due 07/25/2032		54	45
1.193% due 08/25/2032		2,042	1,820
2.103% due 05/25/2043		884	845
Credit-Based Asset Servicing and Securitization LLC
0.513% due 11/25/2036		137	83
0.566% due 07/25/2037		493	297
0.603% due 11/25/2036		13,225	8,071
0.703% due 07/25/2036		10,000	7,193
0.703% due 04/25/2037		1,333	892
1.023% due 07/25/2036		5,576	5,218
1.553% due 04/25/2032		195	189
3.959% due 03/25/2037 ^		6,909	3,734
5.044% due 05/25/2035		1,705	1,697
Delta Funding Home Equity Loan Trust
1.262% due 09/15/2029		172	159
DT Auto Owner Trust
2.640% due 10/15/2019		24	24
Eastland CLO Ltd.
0.867% due 05/01/2022		27,340	27,175
Eaton Vance CDO PLC
0.045% due 02/22/2027	EUR	3,182	3,489
0.890% due 03/25/2026		$10,925	10,803
0.894% due 02/22/2027		16,043	15,738
0.970% due 03/25/2026		13,488	13,233
Educational Funding Co. LLC
0.888% due 10/25/2029		4,923	4,561
Educational Services of America, Inc.
1.488% due 07/25/2023		14,854	14,704
EFS Volunteer LLC
1.488% due 10/26/2026		6,926	6,920
EMC Mortgage Loan Trust
0.896% due 12/25/2042		1,102	1,057
0.896% due 05/25/2043		390	381
1.186% due 05/25/2040		28	26
EquiFirst Mortgage Loan Trust
1.203% due 01/25/2034		29	25
Equity One Mortgage Pass-Through Trust
1.013% due 11/25/2032		2,656	2,527
Exeter Automobile Receivables Trust
1.060% due 08/15/2018		3	3
2.170% due 05/15/2019		35	35
FAB U.S. Ltd.
1.219% due 12/06/2045	GBP	16,865	19,568
Fieldstone Mortgage Investment Trust
0.606% due 11/25/2036		$13,167	7,467
0.643% due 05/25/2036		13,298	8,801
Finance America Mortgage Loan Trust
1.353% due 08/25/2034		627	587
First Franklin Mortgage Loan Trust
0.613% due 04/25/2036		6,585	5,752
0.693% due 04/25/2036		7,400	4,732
0.693% due 08/25/2036		8,588	6,069
0.693% due 10/25/2036		7,733	5,264
0.703% due 06/25/2036		10,000	5,926
0.713% due 11/25/2036		1,518	1,502
0.903% due 11/25/2036		6,700	5,893

1.098% due 05/25/2035		197	197
1.128% due 11/25/2035		12,496	9,179
1.151% due 07/25/2035		825	804
1.181% due 07/25/2035		2,000	1,741
1.653% due 01/25/2035		2,690	2,250
1.878% due 10/25/2034		2,181	1,852
First Investors Auto Owner Trust
1.490% due 01/15/2020		13	13
First NLC Trust
0.593% due 08/25/2037		4,017	2,188
0.733% due 08/25/2037		2,274	1,270
0.913% due 05/25/2035		1,799	1,522
Flagship Credit Auto Trust
1.210% due 04/15/2019		19	19
Fremont Home Loan Trust
0.513% due 01/25/2037		40	20
0.553% due 08/25/2036		475	188
0.583% due 11/25/2036		53,378	23,270
0.603% due 01/25/2037		17,861	9,039
0.613% due 08/25/2036		9,736	3,913
0.623% due 02/25/2037		67,704	35,938
0.693% due 02/25/2037		25,710	13,910
0.703% due 05/25/2036		14,565	7,909
0.723% due 04/25/2036		3,100	1,726
0.943% due 07/25/2035		1,500	1,337
1.383% due 07/25/2034		968	911
1.518% due 06/25/2035		6,400	5,333
GE-WMC Mortgage Securities Trust
0.493% due 08/25/2036		8	4
GMAC Mortgage Corp. Home Equity Loan Trust
6.708% due 09/25/2037		59	61
7.000% due 09/25/2037		30	29
Greenpoint Manufactured Housing
7.270% due 06/15/2029		372	369
8.300% due 10/15/2026		1,371	1,524
GSAA Home Equity Trust
0.553% due 03/25/2037		916	474
0.573% due 04/25/2047		7,553	6,265
0.633% due 05/25/2036		22,001	10,988
0.663% due 03/25/2036		3,323	3,211
0.753% due 03/25/2037		3,964	2,320
0.903% due 08/25/2037		8,203	7,573
2.969% due 03/25/2036		11,857	7,859
4.678% due 06/25/2034 ^		11	11
GSAA Trust
0.573% due 05/25/2047		9,677	7,330
0.753% due 05/25/2047		577	422
0.823% due 06/25/2035		4,420	4,238
GSAMP Trust
0.543% due 01/25/2037		4,770	2,857
0.573% due 12/25/2036		8,334	4,484
0.613% due 05/25/2046		1,742	1,574
0.613% due 10/25/2046		393	392
0.633% due 11/25/2035		541	109
0.693% due 06/25/2036		6,798	4,093
0.693% due 08/25/2036		3,111	2,352
0.723% due 04/25/2036		5,500	3,293
0.823% due 03/25/2047		9,000	5,877
0.973% due 01/25/2045		1,988	1,939
1.458% due 06/25/2035		1,816	1,793
1.503% due 06/25/2034		732	707
1.703% due 03/25/2034 ^		5,538	3,794
1.773% due 12/25/2034 ^		1,773	1,196
2.103% due 10/25/2034		989	925
Halcyon Structured Asset Management European CLO BV
0.175% due 01/25/2023	EUR	2,329	2,587
Harbourmaster CLO BV
0.031% due 05/08/2023		2,698	2,976
0.870% due 05/08/2023	GBP	18,133	23,674
0.915% due 05/08/2023		$15,449	15,081
Home Equity Asset Trust
0.623% due 08/25/2036		1,444	1,431
1.053% due 11/25/2032		154	132
1.548% due 05/25/2035		3,300	2,910
Home Equity Loan Trust
0.683% due 04/25/2037		10,800	6,790
HSI Asset Loan Obligation Trust
0.513% due 12/25/2036		138	53
5.016% due 12/25/2036		19,907	10,094
HSI Asset Securitization Corp. Trust
0.503% due 10/25/2036		238	123
0.563% due 12/25/2036		714	290
0.593% due 01/25/2037		23,833	16,662
0.623% due 12/25/2036		6,509	2,660
0.843% due 11/25/2035		5,339	3,859

IMC Home Equity Loan Trust
5.102% due 07/25/2026		25	24
7.310% due 11/20/2028		23	24
7.520% due 08/20/2028		29	29
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.593% due 11/25/2036		3,082	2,460
0.613% due 11/25/2036		8,500	5,660
0.663% due 04/25/2037		5,807	3,608
0.693% due 11/25/2036		35,326	22,339
1.313% due 10/25/2033		997	943
IXIS Real Estate Capital Trust
1.083% due 02/25/2036		9,828	8,767
1.133% due 02/25/2036		82	81
JPMorgan Mortgage Acquisition Corp.
0.643% due 05/25/2035		1,566	1,544
JPMorgan Mortgage Acquisition Trust
0.533% due 08/25/2036		336	167
0.563% due 08/25/2036		59	29
0.603% due 08/25/2036		376	366
0.613% due 01/25/2036		3,900	3,622
0.613% due 07/25/2036 ^		8,509	3,426
0.613% due 05/25/2037		6,367	5,941
0.643% due 03/25/2047		25,812	19,464
0.663% due 03/25/2037		10,000	9,209
0.693% due 08/25/2036		3,000	2,463
0.713% due 07/25/2036		8,800	6,492
0.713% due 03/25/2037		5,600	4,149
0.723% due 04/25/2036		7,800	6,879
6.337% due 08/25/2036 ^		3,125	2,131
Jubilee CDO BV
0.128% due 07/30/2024	EUR	3,310	3,624
L.A. Arena Funding LLC
7.656% due 12/15/2026		$103	112
Lehman ABS Mortgage Loan Trust
0.543% due 06/25/2037		9,292	5,588
0.653% due 06/25/2037		5,016	3,074
Lehman XS Trust
0.623% due 10/25/2036		10,191	9,211
0.623% due 01/25/2037		8,542	7,550
5.420% due 11/25/2035 ^		750	749
Limerock CLO
0.848% due 04/24/2023		3,656	3,652
Long Beach Mortgage Loan Trust
0.603% due 09/25/2036		17,408	10,673
0.608% due 08/25/2036		44,902	23,990
0.613% due 12/25/2036		38,584	23,705
0.713% due 08/25/2045		10,502	8,180
0.833% due 08/25/2045		4,358	4,069
1.278% due 06/25/2035		836	832
1.503% due 06/25/2035		8,900	6,847
1.728% due 02/25/2035		4,500	3,597
Madison Park Funding Ltd.
1.545% due 04/22/2022		93,971	93,678
Massachusetts Educational Financing Authority
1.588% due 04/25/2038		3,173	3,134
MASTR Asset-Backed Securities Trust
0.503% due 01/25/2037		135	55
0.603% due 08/25/2036		6,554	3,250
0.683% due 02/25/2036		2,142	2,133
0.693% due 03/25/2036		10,700	6,565
0.693% due 10/25/2036		5,034	3,199
1.196% due 10/25/2035 ^		14,048	10,543
5.471% due 11/25/2035		1,297	1,241
5.719% due 02/25/2036		3,018	2,932
MASTR Specialized Loan Trust
1.203% due 11/25/2035		3,600	2,780
Merrill Lynch First Franklin Mortgage Loan Trust
0.623% due 04/25/2037		3,868	2,056
Merrill Lynch Mortgage Investors Trust
0.513% due 11/25/2037		2,246	1,083
0.523% due 04/25/2047		16,797	9,360
0.563% due 08/25/2037		13,427	8,160
0.573% due 02/25/2037		1,281	580
0.603% due 08/25/2037		56,229	34,421
0.603% due 11/25/2037		15,998	7,894
0.623% due 07/25/2037		6,996	3,587
0.693% due 08/25/2037		2,811	1,746
0.713% due 03/25/2037		75,100	63,382
0.713% due 04/25/2037		4,000	2,139
0.773% due 03/25/2037		15,424	9,965
0.903% due 02/25/2047		26,407	17,519
MESA Trust
1.253% due 12/25/2031		839	779
Mid-State Capital Corp. Trust
6.005% due 08/15/2037		321	344

Mid-State Trust
7.340% due 07/01/2035		528	565
7.791% due 03/15/2038		2,389	2,593
Morgan Stanley ABS Capital, Inc. Trust
0.503% due 07/25/2036		307	137
0.513% due 12/25/2036		3,834	2,294
0.513% due 05/25/2037		2,625	1,645
0.523% due 10/25/2036		2,227	1,200
0.543% due 01/25/2037		8,063	4,256
0.553% due 11/25/2036		2,225	1,301
0.563% due 03/25/2037		9,134	4,504
0.583% due 10/25/2036		7,681	5,973
0.593% due 10/25/2036		44,542	24,281
0.593% due 11/25/2036		21,304	13,000
0.593% due 05/25/2037		7,371	4,960
0.603% due 06/25/2036		11,554	7,422
0.603% due 09/25/2036		21,084	9,984
0.603% due 10/25/2036		18,641	10,837
0.603% due 11/25/2036		24,616	14,480
0.603% due 12/25/2036		3,092	1,878
0.613% due 04/25/2036		1,303	1,287
0.613% due 09/25/2036		5,381	2,821
0.633% due 03/25/2037		35,191	17,579
0.653% due 02/25/2037		2,999	1,741
0.673% due 10/25/2036		3,359	1,857
0.683% due 09/25/2036		4,020	2,137
0.683% due 10/25/2036		2,241	1,319
0.683% due 11/25/2036		29,539	17,554
0.683% due 02/25/2037		13,838	6,306
0.703% due 08/25/2036		22,580	13,086
0.703% due 05/25/2037		4,703	3,015
0.793% due 03/25/2037		4,539	2,334
0.813% due 02/25/2037		11,151	5,176
0.913% due 06/25/2034		8	8
1.098% due 09/25/2035		3,000	2,717
1.188% due 07/25/2035		4,000	3,206
1.253% due 07/25/2037		1,930	1,908
1.398% due 06/25/2034		2,627	2,490
1.453% due 03/25/2033		1,356	1,296
1.473% due 08/25/2034		262	249
1.503% due 04/25/2035		4,200	3,013
Morgan Stanley Dean Witter Capital, Inc. Trust
1.728% due 09/25/2032		2,416	2,320
1.803% due 02/25/2033		1,448	1,388
Morgan Stanley Home Equity Loan Trust
0.553% due 12/25/2036		22,139	12,357
0.613% due 04/25/2036		2,920	2,055
0.683% due 04/25/2037		16,964	10,330
0.803% due 04/25/2037		10,411	6,451
Morgan Stanley IXIS Real Estate Capital Trust
0.503% due 11/25/2036		7	3
0.603% due 07/25/2036		12,144	6,263
0.683% due 07/25/2036		37,240	19,664
Morgan Stanley Mortgage Loan Trust
0.523% due 01/25/2047 ^		1	1
0.533% due 11/25/2036		4,818	2,088
0.573% due 04/25/2037		8,009	3,742
0.683% due 02/25/2037		866	461
0.813% due 04/25/2037		3,881	1,860
5.577% due 10/25/2046 ^		3,625	1,806
5.726% due 10/25/2036 ^		1,733	901
5.750% due 11/25/2036 ^		2,367	1,148
5.750% due 04/25/2037 ^		1,078	709
6.000% due 07/25/2047 ^		987	743
Motor PLC
0.933% due 08/25/2021		4,499	4,500
Muir Grove CLO Ltd.
1.258% due 03/25/2020		25,436	25,310
National Collegiate Student Loan Trust
0.713% due 02/26/2029		5,000	4,411
0.723% due 03/26/2029		23,500	21,331
Nationstar Home Equity Loan Trust
0.633% due 04/25/2037		1,675	1,659
Navient Private Education Loan Trust
1.942% due 01/16/2035		35,285	35,388
Nelnet Student Loan Trust
1.568% due 10/25/2019		102	103
Neptuno CLO BV
0.087% due 05/24/2023	EUR	5,657	6,169
New Century Home Equity Loan Trust
1.128% due 03/25/2035		$3,500	3,278
1.338% due 05/25/2034		1,920	1,770
3.453% due 01/25/2033 ^		4,640	4,102
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.783% due 10/25/2036 ^		27,468	9,629
0.853% due 02/25/2037 ^		2,608	820

0.943% due 05/25/2035		4,067	3,871
6.032% due 10/25/2036 ^		3,552	1,743
NovaStar Mortgage Funding Trust
0.553% due 01/25/2037		5,087	2,199
0.603% due 06/25/2036		3,513	2,345
0.603% due 09/25/2036		21,703	11,496
0.603% due 03/25/2037		5,623	2,882
0.623% due 11/25/2036		12,473	5,563
0.633% due 03/25/2037		4,655	2,399
0.663% due 01/25/2037		22,882	10,099
0.703% due 10/25/2036		7,166	3,650
0.808% due 12/25/2033		744	715
1.278% due 06/25/2034		100	94
2.328% due 03/25/2035		9,200	8,235
NYLIM Flatiron CLO Ltd.
0.852% due 08/08/2020		322	322
OneMain Financial Issuance Trust
2.430% due 06/18/2024		29,998	30,036
2.470% due 09/18/2024		100	100
Option One Mortgage Loan Trust
0.593% due 01/25/2037		33,990	20,021
0.623% due 05/25/2037		4,649	2,717
0.633% due 04/25/2037		8,811	5,249
0.673% due 01/25/2037		12,781	7,638
0.693% due 04/25/2037		4,341	2,598
0.703% due 03/25/2037		1,962	1,006
0.703% due 07/25/2037		4,492	2,814
0.783% due 04/25/2037		3,385	2,053
0.813% due 01/25/2036		6,600	4,349
0.963% due 08/25/2035		4,500	3,467
Option One Mortgage Loan Trust Asset-Backed Certificates
0.913% due 11/25/2035		8,500	6,455
1.308% due 10/25/2032		3,846	3,674
Ownit Mortgage Loan Trust
1.053% due 10/25/2036 ^		4,805	4,013
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035		17,902	17,879
Panther CDO BV
0.137% due 03/20/2084	EUR	21,962	23,729
0.148% due 10/15/2084		10,474	11,384
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.253% due 12/25/2034		$7,369	6,237
Penta CLO S.A.
0.067% due 06/04/2024	EUR	11,941	13,159
People’s Choice Home Loan Securities Trust
1.173% due 05/25/2035 ^		$3,100	2,989
1.398% due 05/25/2035 ^		7,000	4,968
1.803% due 01/25/2035		6,500	5,739
People’s Financial Realty Mortgage Securities Trust
0.593% due 09/25/2036		23,688	9,935
Popular ABS Mortgage Pass-Through Trust
0.663% due 01/25/2037		7,000	5,836
1.083% due 06/25/2035		3,676	3,215
5.700% due 12/25/2034		9,967	7,500
Primus CLO Ltd.
0.861% due 07/15/2021		70,318	69,322
RAAC Trust
0.716% due 05/25/2036		1,561	1,421
0.753% due 06/25/2044		3,964	3,355
0.793% due 02/25/2036		3,850	3,512
0.796% due 11/25/2046		14,806	12,650
0.853% due 06/25/2047		3,852	3,668
1.953% due 09/25/2047		10,900	8,943
Renaissance Home Equity Loan Trust
0.813% due 11/25/2034		360	310
1.153% due 08/25/2032		104	91
1.333% due 08/25/2033		68	63
5.473% due 01/25/2037		9,484	5,157
5.565% due 02/25/2036		6	6
5.893% due 06/25/2037 ^		8,176	3,951
5.906% due 06/25/2037		9,161	4,436
Residential Asset Mortgage Products Trust
0.666% due 10/25/2034		1,652	1,544
0.683% due 01/25/2036		2,169	2,148
0.743% due 02/25/2036		4,650	4,109
0.753% due 05/25/2036 ^		5,008	4,006
0.813% due 08/25/2046		21,646	12,327
2.373% due 11/25/2034		6,880	6,094
2.996% due 12/25/2034		2,000	1,702
5.072% due 04/25/2034		251	258
Residential Asset Securities Corp. Trust
0.583% due 11/25/2036		15,163	12,490
0.603% due 08/25/2036		1,733	1,615
0.603% due 09/25/2036		983	974
0.613% due 06/25/2036		1,207	1,169
0.623% due 11/25/2036		5,857	5,154

0.633% due 04/25/2036		2,850	2,706
0.653% due 02/25/2036		339	338
0.693% due 10/25/2036		3,000	2,327
0.723% due 07/25/2036		12,000	7,441
0.723% due 05/25/2037		4,013	3,694
0.733% due 04/25/2036		4,200	3,615
0.743% due 03/25/2036		1,448	1,436
0.863% due 01/25/2036		3,160	2,847
0.893% due 11/25/2035		6,840	6,506
0.953% due 07/25/2032 ^		3	3
1.033% due 06/25/2033		1,776	1,512
1.043% due 09/25/2035		5,000	4,501
1.278% due 07/25/2034		1,406	1,259
1.548% due 03/25/2035		2,878	2,327
Residential Mortgage Loan Trust
1.953% due 09/25/2029		9	9
SACO, Inc.
0.873% due 03/25/2036 ^		58	96
0.953% due 12/25/2035		48	46
Santander Drive Auto Receivables Trust
2.650% due 08/17/2020		95	96
SASCO Mortgage Loan Trust
2.996% due 12/25/2034		838	740
Securitized Asset-Backed Receivables LLC Trust
0.513% due 12/25/2036 ^		298	91
0.583% due 05/25/2037 ^		900	593
0.613% due 07/25/2036		3,347	1,602
0.693% due 07/25/2036		4,303	2,101
0.703% due 03/25/2036		14,509	8,514
0.703% due 05/25/2036		7,620	4,412
0.723% due 03/25/2036		24,518	19,628
1.413% due 01/25/2036 ^		7,079	5,720
SG Mortgage Securities Trust
0.603% due 10/25/2036		20,988	12,884
SLC Student Loan Trust
1.553% due 06/15/2021		4,300	4,146
SLM Private Credit Student Loan Trust
0.893% due 12/16/2041		12,000	10,167
SLM Private Education Loan Trust
2.692% due 06/16/2042		18,000	18,511
3.450% due 05/16/2044		2,428	2,476
3.692% due 05/16/2044		26,724	27,405
SLM Student Loan Trust
0.007% due 06/17/2024	EUR	11,196	11,890
0.035% due 12/15/2023		175	187
0.768% due 01/25/2019		$985	980
0.968% due 01/25/2022		12,000	11,373
1.138% due 10/25/2017		3,136	3,134
1.288% due 04/25/2019		572	569
1.538% due 07/25/2023		700	658
1.853% due 12/15/2033		20,629	20,005
2.138% due 04/25/2023		46,192	46,204
2.338% due 07/25/2023		2,949	2,952
SMART ABS Trust
1.180% due 02/14/2019		71	70
Soundview Home Loan Trust
0.533% due 06/25/2037		13,875	8,714
0.563% due 01/25/2037		5,506	3,830
0.613% due 11/25/2036		10,018	8,568
0.613% due 01/25/2037		5,256	3,679
0.633% due 02/25/2037		10,256	4,112
0.633% due 08/25/2037		4,000	3,244
0.663% due 06/25/2037		24,146	15,449
0.693% due 07/25/2036		15,300	9,469
0.703% due 08/25/2037		3,828	2,692
0.713% due 02/25/2037		13,234	5,413
0.733% due 05/25/2036		5,000	4,038
0.753% due 01/25/2037		39,975	25,522
1.278% due 06/25/2035		4,714	4,293
South Carolina Student Loan Corp.
1.423% due 03/02/2020		372	371
1.673% due 09/03/2024		600	588
Specialty Underwriting & Residential Finance Trust
0.553% due 11/25/2037		671	394
0.746% due 12/25/2036		7,521	6,375
0.796% due 03/25/2037		4,826	2,515
0.803% due 09/25/2036		1,760	1,753
1.203% due 06/25/2036		1,547	1,493
1.353% due 06/25/2036		18,300	13,174
1.428% due 12/25/2035		4,733	4,239
3.913% due 02/25/2037 ^		8,203	4,314
3.913% due 02/25/2037		38,426	20,217
Stone Tower CLO Ltd.
0.853% due 04/17/2021		1,438	1,436
0.863% due 04/17/2021		1,097	1,087

Structured Asset Investment Loan Trust
0.603% due 06/25/2036		2,775	2,437
0.626% due 07/25/2036		19,443	11,123
0.753% due 01/25/2036		6,526	5,230
1.153% due 04/25/2033		1,735	1,691
1.353% due 05/25/2035		9,400	7,898
1.383% due 09/25/2034		551	491
1.428% due 01/25/2035		10,188	7,295
1.453% due 09/25/2034		381	370
1.578% due 01/25/2035		3,957	947
1.653% due 01/25/2033		24	24
1.653% due 12/25/2034		8,795	7,857
1.833% due 04/25/2033		202	168
2.028% due 01/25/2035		4,313	543
2.178% due 01/25/2035 ^		5,730	194
Structured Asset Securities Corp.
5.180% due 10/25/2034		1,271	1,314
Structured Asset Securities Corp. Mortgage Loan Trust
0.613% due 03/25/2036		111	108
0.633% due 01/25/2037		3,689	1,785
0.703% due 09/25/2036		4,500	3,725
0.723% due 04/25/2036		12,913	9,513
0.753% due 06/25/2035		2,517	2,224
0.823% due 04/25/2036		6,436	5,647
0.833% due 10/25/2036		18,467	12,982
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.410% due 06/25/2033		45	45
SVO Mortgage LLC
2.000% due 09/20/2029		33	32
Symphony CLO Ltd.
0.866% due 05/15/2019		38,656	38,690
0.883% due 07/18/2021		25,776	25,828
Telos CLO Ltd.
2.318% due 04/17/2025		35,400	35,395
Toyota Auto Receivables Owner Trust
0.930% due 07/16/2018		58	58
Trapeza CDO Ltd.
0.920% due 04/06/2042		3,214	2,314
1.048% due 01/25/2035		24,256	18,434
Triaxx Prime CDO Ltd.
0.729% due 10/02/2039		103,610	78,846
Tropic CDO Ltd.
0.948% due 07/15/2036		27,728	18,024
VB-S1 Issuer LLC
3.065% due 06/15/2046		9,600	9,765
VOLT LLC
3.625% due 10/25/2057		13,199	13,167
Wachovia Loan Trust
0.806% due 05/25/2035		807	791
WaMu Asset-Backed Certificates Trust
0.703% due 04/25/2037		15,089	6,718
Washington Mutual Asset-Backed Certificates Trust
0.513% due 10/25/2036		2,095	1,077
Wood Street CLO BV
0.067% due 09/25/2022	EUR	4,421	4,895
0.072% due 08/27/2022		11,058	12,189
0.117% due 03/29/2021		1,347	1,492
0.997% due 09/14/2023	GBP	7,495	9,639

Total Asset-Backed Securities (Cost $3,628,298)			3,776,921

SOVEREIGN ISSUES 7.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	7,310	8,062
Autonomous Community of Catalonia
4.300% due 11/15/2016		11,155	12,475
4.750% due 06/04/2018		44,086	49,927
4.900% due 09/15/2021		20,800	23,642
4.950% due 02/11/2020		8,650	10,055
Autonomous Community of Valencia
4.000% due 11/02/2016		5,900	6,627
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$77,200	77,354
4.125% due 09/15/2017	EUR	43,000	48,389
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (f)	BRL	11,992,515	3,608,002
0.000% due 01/01/2017 (f)		2,010,400	586,094
0.000% due 04/01/2017 (f)		1,111,000	314,015
0.000% due 07/01/2017 (f)		2,155,000	591,962
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		737,500	226,084
Cyprus Government International Bond
3.875% due 05/06/2022	EUR	26,500	30,191
Export-Import Bank of Korea
2.625% due 12/30/2020 (k)		$31,700	32,743

Italy Buoni Poliennali Del Tesoro
1.600% due 06/01/2026	EUR	162,500	184,755
Mexico Government International Bond
4.000% due 11/08/2046 (g)	MXN	1,676,557	101,687
6.500% due 06/10/2021		10	1
8.000% due 06/11/2020		91,800	5,503
New South Wales Treasury Corp.
2.750% due 11/20/2025	AUD	1,244	1,107
6.000% due 03/01/2022		165	150
Poland Government International Bond
4.000% due 01/22/2024		$15	16
Province of British Columbia
1.200% due 04/25/2017		45	45
Province of Ontario
1.650% due 09/27/2019 (k)		85,700	86,902
4.000% due 10/07/2019 (k)		23,855	25,984
4.400% due 04/14/2020 (k)		18,900	21,057
Province of Quebec
2.750% due 08/25/2021 (k)		81,800	86,697
3.500% due 07/29/2020		11,900	12,916
3.500% due 12/01/2022	CAD	68,053	59,142
Provincia de Buenos Aires
5.750% due 06/15/2019		$26,000	26,357
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	455	384
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	7,810,000	71,565
4.500% due 07/03/2017		5,920,000	54,247
5.000% due 08/22/2016		6,000,000	57,885
Slovenia Government International Bond
5.500% due 10/26/2022		$54,700	62,224

Total Sovereign Issues (Cost $5,919,559)			6,484,246

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		775,108	75

Total Common Stocks (Cost $5,528)			75

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (d)		8,712,560	0
6.250% due 07/14/2033 (d)		475,440	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB
6.250% due 10/01/2022 (h)		40,000	4,148

Navient Corp. CPI Linked Security
2.853% due 03/15/2017		4,700	116

Total Preferred Securities (Cost $4,260)			4,264

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.8%
CERTIFICATES OF DEPOSIT 0.4%
Sumitomo Mitsui Banking Corp.
1.007% due 05/02/2017		$315,300	313,251

COMMERCIAL PAPER 1.8%
American Electric Power, Inc.
0.790% due 07/14/2016		15,000	14,996
0.800% due 07/18/2016		10,000	9,996
0.800% due 07/19/2016		33,700	33,687
0.810% due 07/25/2016		35,000	34,982
AutoNation, Inc.
1.300% due 07/01/2016		75,000	74,996

1.300% due 07/20/2016	28,700	28,685
1.300% due 07/26/2016	49,400	49,366
BAT International Finance PLC
0.830% due 07/20/2016	16,900	16,893
0.910% due 08/18/2016	11,800	11,789
0.920% due 08/16/2016	12,200	12,188
0.920% due 08/18/2016	10,000	9,988
Bell Canada
0.780% due 07/05/2016	23,300	23,298
0.790% due 07/14/2016	24,000	23,994
0.860% due 07/18/2016	14,600	14,595
Deutsche Telekom AG
0.850% due 07/14/2016	68,400	68,380
0.870% due 07/08/2016	73,400	73,388
Duke Energy Corp.
0.780% due 07/12/2016	8,400	8,398
0.800% due 07/12/2016	14,300	14,296
0.840% due 07/07/2016	11,600	11,598
EMC Corp. MASS
0.770% due 07/13/2016	42,200	42,194
0.800% due 07/05/2016	36,400	36,398
Entergy Corp.
1.200% due 07/18/2016	25,000	24,989
1.200% due 07/19/2016	15,000	14,993
1.200% due 07/20/2016	20,000	19,991
1.200% due 08/01/2016	11,100	11,091
1.200% due 08/02/2016	14,000	13,989
1.200% due 08/03/2016	10,000	9,992
1.200% due 08/04/2016	20,000	19,983
1.200% due 08/08/2016	42,800	42,760
Hitachi Capital America Corp.
1.010% due 07/06/2016	14,000	13,998
HP, Inc.
0.800% due 07/07/2016	13,900	13,900
0.810% due 07/07/2016	14,300	14,298
Humana, Inc.
0.900% due 07/11/2016	11,000	10,997
0.900% due 07/18/2016	5,300	5,298
Kraft Food Group, Inc.
1.090% due 08/15/2016	25,000	24,969
Mondelez International, Inc.
0.770% due 07/19/2016	15,000	14,994
Monsanto Co.
0.970% due 07/18/2016	10,000	9,996
0.970% due 07/21/2016	43,100	43,081
Newell Rubbermaid, Inc.
1.070% due 07/07/2016	18,500	18,497
1.200% due 08/25/2016	30,000	29,953
NiSource Finance Corp.
1.050% due 07/19/2016	18,600	18,593
1.100% due 07/08/2016	20,000	19,997
Pitney Bowes, Inc.
1.060% due 07/21/2016	5,000	4,998
1.150% due 07/08/2016	21,700	21,697
1.150% due 07/11/2016	15,000	14,997
Schlumberger Holdings
1.050% due 09/01/2016	12,600	12,575
1.050% due 09/02/2016	50,000	49,897
Sempra Energy Holdings
1.020% due 07/20/2016	20,000	19,992
1.020% due 07/21/2016	33,500	33,485
1.020% due 08/17/2016	33,900	33,864
1.020% due 08/18/2016	27,000	26,971
1.030% due 08/01/2016	18,900	18,887
1.070% due 08/22/2016	7,600	7,591
St. Jude Medical, Inc.
0.850% due 07/01/2016	20,000	19,999
Syngenta Wilmington, Inc.
1.360% due 07/18/2016	10,000	9,997
Thermo Fisher Scientific, Inc.
1.500% due 09/15/2016	84,800	84,563
1.800% due 07/08/2016	40,000	39,991
Thomson Reuters Corp.
1.100% due 09/08/2016	20,000	19,971
1.120% due 09/06/2016	18,300	18,275
Viacom, Inc.
1.230% due 07/27/2016	22,000	21,988
Volvo Group Treasury N.A.
0.800% due 07/05/2016	5,000	4,999
0.840% due 07/01/2016	25,000	24,999
0.840% due 07/06/2016	14,000	13,998
0.840% due 07/15/2016	18,900	18,894
WPP CP LLC
0.900% due 07/06/2016	10,000	9,999

Wyndham Worldwide
1.120% due 07/05/2016		10,000	9,999

			1,553,090

REPURCHASE AGREEMENTS (j) 0.1%			78,408

SHORT-TERM NOTES 0.6%
JPMorgan Chase Bank N.A.
0.000% due 10/04/2016 (f)		504,475	501,648

CZECH REPUBLIC TREASURY BILLS 0.1%
(0.152)% due 09/02/2016 - 09/30/2016 (e)(f)	CZK	2,381,000	97,680

JAPAN TREASURY BILLS 0.6%
(0.265)% due 08/08/2016 - 09/26/2016 (e)(f)	JPY	57,970,000	561,700

U.S. TREASURY BILLS 0.2%
0.252% due 07/21/2016 - 12/08/2016 (e)(f)(k)(m)(o)		$184,986	184,881

Total Short-Term Instruments (Cost $3,290,986)			3,290,658

Total Investments in Securities (Cost $113,687,623)			118,566,801

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III		57,853,621	571,825

Total Short-Term Instruments (Cost $571,825)			571,825

Total Investments in Affiliates (Cost $571,825)			571,825

Total Investments 137.9% (Cost $114,259,448)			$119,138,626
Financial Derivative Instruments (l)(n) (1.0)% (Cost or Premiums, net $(366,035))			(880,995)
Other Assets and Liabilities, net (36.9)%			(31,846,324)

Net Assets 100.0%			$86,411,307

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$274,300	$270,533	0.31%
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	16,633	0.02

				$289,300	$287,166	0.33%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.800%	06/30/2016	07/01/2016	$3,000	Ginnie Mae 3.500% due 06/20/2046	$(3,128)	$3,000	$3,000
BOS	0.800	06/30/2016	07/01/2016	10,000	U.S. Treasury Bonds 3.750% due 11/15/2043	(10,258)	10,000	10,001
RDR	0.800	06/30/2016	07/01/2016	3,000	U.S. Treasury Notes 2.500% due 08/15/2023	(3,067)	3,000	3,000
SGY	0.680	06/30/2016	07/01/2016	10,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2017	(10,198)	10,000	10,000
SSB	0.010	06/30/2016	07/01/2016	52,408	U.S. Treasury Notes 1.000% due 05/15/2018	(53,460)	52,408	52,408

Total Repurchase Agreements						$(80,111)	$78,408	$78,409

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	(1.500)%	06/30/2016	TBD	(2)		$(8,219)	$(8,219)
	(1.500)	06/30/2016	TBD	(2)		(19,338)	(19,337)
BOS	0.380	06/30/2016	07/18/2016			(90,313)	(90,313)
	0.780	06/28/2016	07/05/2016			(26,124)	(26,126)
	0.850	06/27/2016	07/05/2016			(136,030)	(136,043)
	0.950	06/28/2016	07/05/2016			(148,430)	(148,441)
BPS	(0.750)	04/14/2016	TBD	(2)		(341)	(341)
BRC	(1.750)	06/09/2016	12/16/2017			(3,118)	(3,115)
	(1.000)	06/10/2016	11/23/2017			(2,275)	(2,274)
	(1.000)	07/01/2016	07/01/2017			(2,442)	(2,442)
	(0.850)	06/17/2016	TBD	(2)	EUR	(3,320)	(3,683)
DBL	(0.650)	05/28/2015	TBD	(2)		(2,383)	(2,626)
	(0.650)	08/03/2015	TBD	(2)		(2,199)	(2,425)
	(0.650)	11/20/2015	TBD	(2)		(1,111)	(1,228)
DEU	0.400	06/29/2016	07/11/2016			$(2,215)	(2,215)
	0.460	06/17/2016	07/11/2016			(64,662)	(64,674)
	1.000	06/30/2016	07/01/2016			(16,050)	(16,050)
JPS	0.320	06/17/2016	07/06/2016			(3,382)	(3,383)
	0.320	06/30/2016	07/06/2016			(1,275)	(1,275)
	0.400	06/29/2016	07/06/2016			(203,442)	(203,446)
	0.530	06/17/2016	07/25/2016			(682)	(682)
	0.530	06/30/2016	07/25/2016			(4,037)	(4,038)
	0.550	06/17/2016	07/13/2016			(32,176)	(32,182)
SCX	0.780	04/04/2016	07/06/2016			(143,096)	(143,369)
	0.780	04/12/2016	07/06/2016			(48,500)	(48,584)
	0.780	04/27/2016	07/06/2016			(36,867)	(36,919)
	0.780	05/02/2016	07/08/2016			(23,279)	(23,309)
	0.790	04/22/2016	07/22/2016			(46,776)	(46,848)
SGY	0.450	06/30/2016	07/12/2016			(1,806)	(1,806)

Total Reverse Repurchase Agreements							$(1,075,393)

(2)	Open maturity reverse repurchase agreements.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
BCY	0.500%	06/30/2016	07/01/2016	$(154,616)	$(154,618)
UBS	0.720	06/30/2016	07/11/2016	(160,781)	(160,817)
	0.750	06/29/2016	07/11/2016	(353,868)	(353,956)
	0.750	06/29/2016	07/12/2016	(649,754)	(649,930)
	0.850	06/27/2016	07/05/2016	(267,577)	(267,628)

Total Sale-Buyback Transactions					$(1,586,949)

(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(865,540) at a weighted average interest rate of 0.370%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	07/01/2031	$37,000	$(38,451)	$(38,344)

Total Short Sales				$(38,451)	$(38,344)

(k)	Securities with an aggregate market value of $2,699,193 and cash of $555 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$110.000	08/26/2016	14,938	$128	$14
Put - CBOT U.S. Treasury 5-Year Note September Futures	115.000	08/26/2016	14,298	122	107
Put - CBOT U.S. Treasury 5-Year Note September Futures	115.500	08/26/2016	16,991	146	126
Put - CBOT U.S. Treasury 10-Year Note September Futures	107.500	08/26/2016	7,038	60	7
Put - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/26/2016	33,826	290	33

				$746	$287

Total Purchased Options				$746	$287

Written Options: Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$132.000	07/22/2016	13,988	$(4,134)	$(3,435)

Total Written Options				$(4,134)	$(3,435)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance December Futures	Long	12/2016	6,901	$835	$200	$(403)
3-Month Canada Bankers Acceptance September Futures	Long	09/2016	9,701	465	188	(192)
90-Day Eurodollar December Futures	Short	12/2017	38,714	(66,178)	0	(1,936)
90-Day Eurodollar December Futures	Short	12/2018	14,653	(18,377)	0	(183)
90-Day Eurodollar June Futures	Short	06/2017	11,592	(32,495)	0	(579)
90-Day Eurodollar June Futures	Short	06/2018	19,195	(26,123)	0	(720)
90-Day Eurodollar March Futures	Short	03/2017	18,420	(43,547)	0	(921)
90-Day Eurodollar March Futures	Short	03/2018	34,343	(61,501)	0	(1,288)
90-Day Eurodollar September Futures	Short	09/2017	27,399	(49,540)	0	(1,370)
90-Day Eurodollar September Futures	Short	09/2018	43,639	(55,932)	0	(1,091)
Canada Government 10-Year Bond September Futures	Short	09/2016	8,238	(23,544)	1,849	(2,997)
Euro-BTP Italy Government Bond September Futures	Long	09/2016	22,787	30,262	23,464	(32)
Euro-Bund 10-Year Bond September Futures	Short	09/2016	855	(2,564)	535	(277)
U.S. Treasury 5-Year Note September Futures	Long	09/2016	163,211	273,284	13,725	(19)
U.S. Treasury 10-Year Note September Futures	Long	09/2016	86,081	190,083	0	(6,725)
U.S. Treasury 30-Year Bond September Futures	Long	09/2016	9,563	55,980	0	(6,962)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	42,668	(26,193)	1,420	(3,550)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	83,346	(108,147)	2,774	(8,321)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	8,594	(12,694)	0	(858)
United Kingdom Long Gilt September Futures	Short	09/2016	4,421	(34,816)	0	(2,825)

Total Futures Contracts				$(10,742)	$44,155	$(41,249)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin (4)
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021		$759,400	$25,547	$11,536	$3,489	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020		177,800	1,461	1,780	304	0
CDX.IG-26 5-Year Index	1.000	06/20/2021		2,660,500	29,935	10,607	5,105	0
iTraxx Europe Main 25 5-Year Index	1.000	06/20/2021	EUR	2,371,800	20,547	7,673	7,714	0
iTraxx Europe Senior 25 5-Year Index	5.000	06/20/2021		576,700	37,401	5,790	5,165	(105)

					$114,891	$37,386	$21,777	$(105)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Year BRL-CDI	14.118%	08/01/2016	BRL	12,176,700	$(47)	$(58)	$29	$0
Receive	3-Month CAD-Bank Bill	2.300	12/15/2025	CAD	62,000	(4,667)	(3,207)	0	(55)
Receive	3-Month USD-LIBOR	1.750	05/06/2018		$5,000,000	(102,417)	(78,408)	0	(1,371)
Receive	3-Month USD-LIBOR *	1.500	05/15/2019		2,178,000	(11,637)	(10,966)	0	(129)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		894,600	(35,407)	(30,721)	0	(253)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		1,444,600	(68,285)	(75,252)	0	(155)
Receive	3-Month USD-LIBOR	2.000	06/15/2021		4,669,800	(233,283)	(75,783)	176	(184)
Receive	3-Month USD-LIBOR *	1.450	06/28/2021		2,854,100	(9,468)	(4,330)	1,277	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		3,809,200	(274,746)	(285,652)	2,046	0
Receive	3-Month USD-LIBOR	2.350	08/05/2025		1,242,300	(119,809)	(112,852)	2,235	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		4,188,700	(443,487)	(502,908)	7,621	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		438,700	(36,586)	(35,588)	861	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		9,406,652	(1,986,071)	(2,493,803)	104,413	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		749,100	(117,850)	(102,920)	8,149	0
Receive	6-Month GBP-LIBOR	1.500	12/16/2017	GBP	760,000	(14,346)	(9,561)	0	(553)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2018		321,100	(8,557)	(8,034)	0	(390)
Receive	6-Month GBP-LIBOR *	1.250	09/21/2018		610,600	(12,216)	(7,870)	0	(740)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		1,828,600	(24,441)	(19,772)	0	(2,207)
Receive	6-Month GBP-LIBOR *	0.750	12/21/2018		629,700	(4,429)	(3,780)	0	(745)
Pay	28-Day MXN-TIIE	5.700	01/18/2019	MXN	9,643,000	7,715	(9,982)	0	(410)
Pay	28-Day MXN-TIIE	5.470	04/26/2019		3,738,000	1,615	(2,878)	0	(5)
Pay	28-Day MXN-TIIE	5.270	02/05/2020		2,050,000	(36)	(43)	152	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		3,710,100	2,043	(990)	197	0
Pay	28-Day MXN-TIIE	5.535	06/11/2020		6,180,900	2,230	(2,032)	337	0
Pay	28-Day MXN-TIIE	6.960	07/27/2020		2,692,000	9,036	(2,284)	172	0
Pay	28-Day MXN-TIIE	5.310	10/22/2020		1,457,100	(318)	(596)	120	0
Pay	28-Day MXN-TIIE	5.608	10/08/2021		6,670,600	709	4,787	1,039	0
Receive	28-Day MXN-TIIE	5.430	11/17/2021		2,100,000	791	336	0	(345)
Pay	28-Day MXN-TIIE	5.430	11/17/2021		9,780,800	(3,683)	807	1,813	0
Pay	28-Day MXN-TIIE	5.940	07/13/2022		2,732,500	2,151	464	584	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		8,396,800	(4,764)	10,600	1,876	0
Pay	28-Day MXN-TIIE	5.900	06/06/2023		3,156,000	1,280	1,280	893	0
Receive	28-Day MXN-TIIE	6.150	06/07/2024		12,800	(13)	(11)	0	(5)
Receive	28-Day MXN-TIIE	5.980	08/26/2024		284,100	(85)	(251)	0	(109)
Receive	28-Day MXN-TIIE	5.805	12/30/2024		76,700	42	(73)	0	(31)
Receive	28-Day MXN-TIIE	6.530	06/05/2025		700	(2)	(1)	0	0
Receive	28-Day MXN-TIIE	6.360	06/09/2025		4,200	(7)	(4)	0	(2)
Receive	28-Day MXN-TIIE	6.250	09/22/2025		49,500	(52)	(53)	0	(23)
Receive	28-Day MXN-TIIE	5.950	01/30/2026		900	0	0	0	0
Receive	28-Day MXN-TIIE	6.062	02/09/2026		525,000	(66)	(166)	0	(261)
Receive	28-Day MXN-TIIE	6.293	05/08/2026		525,000	(548)	(548)	0	(271)

						$(3,489,711)	$(3,863,103)	$133,990	$(8,244)

Total Swap Agreements						$(3,374,820)	$(3,825,717)	$155,767	$(8,349)

*	This security has a forward starting effective date.
(4)	Unsettled variation margin asset of $2,256 for closed swap agreements is outstanding at period end.

(m)	Securities with an aggregate market value of $1,961,380 and cash of $15,176 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	08/2016	KRW	159,029,860		$133,476	$0	$(4,369)
	08/2016	MYR	525,299		128,228	0	(3,442)
	08/2016		$134,180	MYR	551,134	3,966	0
	09/2016	CNH	500,946		$76,120	1,163	0
	09/2016		$50,000	CNH	339,875	831	0
BOA	07/2016	AUD	442,627		$319,188	0	(10,923)
	08/2016	MXN	10,534		568	0	(5)
	08/2016	SGD	504,411		370,196	0	(4,094)
	08/2016		$6,509	EUR	5,872	16	0
	08/2016		57,810	KRW	68,347,501	1,433	0
	08/2016		4,297	MXN	79,870	50	0
	09/2016	EUR	500,000		$655,000	98,759	0
	10/2016	BRL	1,725,830		411,461	0	(111,224)
	10/2016		$540,987	BRL	2,079,200	88,719	0
	01/2017	DKK	304,499		$46,812	1,047	0
	04/2017		1,039,520		158,934	2,084	0
	07/2017		306,000		46,940	581	0
BPS	07/2016	BRL	1,413,879		434,968	255	(5,433)
	07/2016	CAD	8,004		6,154	0	(41)
	07/2016	DKK	103,875		15,556	56	0
	07/2016	GBP	65,898		96,601	8,874	0
	07/2016	JPY	33,200		327	5	0
	07/2016		$362,379	BRL	1,413,879	77,767	0
	07/2016		1,504,525	JPY	156,987,700	15,716	0
	08/2016	EUR	160,635		$177,274	0	(1,235)
	08/2016	KRW	63,508,500		55,000	0	(60)
	08/2016	MXN	4,824,760		260,046	0	(2,558)
	08/2016	TWD	789,435		24,452	0	(99)
	08/2016		$36,650	CNH	240,340	0	(649)
	08/2016		109,349	MXN	2,036,771	1,509	0
	09/2016	CNH	528,459		$80,319	1,245	0
	09/2016		$62,388	CNH	422,832	881	0
	10/2016	BRL	2,429,850		$588,482	0	(147,422)
	10/2016	CNH	422,832		62,227	0	(972)
	10/2016		$307,593	BRL	1,135,000	36,153	0
	10/2016		107,393	CNH	729,841	1,693	0
	12/2016	CNH	729,841		$106,796	0	(1,960)
	01/2017	BRL	1,286,470		323,969	0	(55,472)
	04/2017		545,985		150,000	0	(7,362)
	07/2017		1,054,100		279,653	0	(17,356)
	01/2018		14,508		4,243	311	0
BRC	07/2016		366,146		95,246	0	(18,736)
	07/2016		$114,071	BRL	366,146	0	(89)
	07/2016		20,927	MYR	85,424	491	0
	08/2016	KRW	22,669,643		$19,346	0	(304)
	08/2016	MXN	2,214,732		118,343	0	(2,201)
	08/2016	MYR	103,103		24,886	0	(957)
	08/2016	TWD	215,193		6,599	0	(93)
	08/2016		$6,406	INR	432,804	0	(45)
	08/2016		11,788	KRW	13,936,952	292	0
	08/2016		19,341	MXN	362,036	364	0
	08/2016		36,853	RUB	2,427,571	658	0
CBK	07/2016	BRL	1,655,126		$477,772	204	(37,678)
	07/2016	CAD	8,413		6,461	0	(51)
	07/2016	GBP	60,450		85,653	5,179	0
	07/2016	JPY	225,207,155		2,056,948	0	(123,918)
	07/2016		$268,821	AUD	358,791	0	(1,235)
	07/2016		447,945	BRL	1,655,126	67,301	0
	07/2016		83,583	CAD	108,710	561	0
	07/2016		60,474	GBP	40,915	0	(6,006)
	08/2016	CAD	103,511		$79,607	0	(522)
	08/2016	CHF	18,005		18,554	72	0
	08/2016	CNY	32,417		4,946	88	0
	08/2016	EUR	32,747		36,896	505	0
	08/2016	JPY	5,980,000		55,133	0	(2,837)
	08/2016	KRW	95,582,864		80,288	0	(2,562)
	08/2016	SGD	457,859		337,169	0	(2,578)
	08/2016	THB	372,860		10,585	0	(18)
	08/2016		$468,786	EUR	416,186	0	(6,294)
	08/2016		1,256	KRW	1,480,322	27	0
	08/2016		59,105	MXN	1,105,271	1,056	(2)
	08/2016		24,642	MYR	100,909	652	0
	08/2016		20,679	RUB	1,344,108	90	0
	08/2016		188,398	SGD	256,092	1,631	0
	09/2016	CZK	427,593		$17,877	314	0
	10/2016	BRL	2,451,200		583,136	0	(159,234)
	10/2016		$100,891	BRL	375,000	12,682	0
DUB	07/2016	BRL	1,516,687		$427,812	167	(44,505)
	07/2016	ILS	25,579		6,787	159	0
	07/2016		$393,828	BRL	1,516,687	78,322	0
	08/2016	PHP	257,099		$5,473	27	0
	08/2016	SGD	287,035		210,259	0	(2,731)
	08/2016		$11,563	KRW	13,614,276	238	0
	09/2016	EUR	500,000		$656,880	100,639	0
	09/2016		$17,326	CNH	117,134	201	0
	10/2016	BRL	5,556,835		$1,355,241	0	(327,702)
	12/2016		$384,535	CNH	2,629,393	7,302	0
	01/2017	BRL	897,900		$210,787	0	(54,046)
FBF	08/2016	SGD	98,225		72,235	0	(652)
GLM	07/2016	GBP	220,000		322,082	29,207	0
	07/2016		$108,905	AUD	147,242	908	0
	07/2016		4,638	CAD	6,019	21	0
	07/2016		28,175	EUR	25,000	0	(431)
	07/2016		1,213	GBP	834	0	(103)
	07/2016		355,735	JPY	37,108,800	3,620	0
	07/2016		72,756	MXN	1,323,468	0	(380)
	08/2016	EUR	16,819		$18,924	234	0
	08/2016	KRW	538,702,755		463,439	0	(3,503)
	08/2016	MXN	3,142,276		167,614	0	(3,415)
	08/2016	TWD	2,213,904		68,489	0	(362)
	08/2016		$2,477,870	EUR	2,170,538	0	(65,812)
	08/2016		47,961	KRW	56,584,388	1,086	0
	08/2016		373,567	MXN	6,962,696	5,401	0
	09/2016	JPY	50,000,000		$492,223	6,649	0
	09/2016		$135,489	CNH	919,019	1,957	0
	10/2016	BRL	855,000		$202,287	0	(56,658)
	10/2016	CNH	919,019		135,289	0	(2,073)
	10/2016		$274,203	CNH	1,874,999	6,045	0
HUS	07/2016	DKK	164,765		$25,117	530	0
	07/2016		$580,882	AUD	784,501	4,640	(441)
	08/2016	KRW	42,114,864		$36,011	0	(494)
	08/2016	MXN	3,101,675		168,624	0	(195)
	08/2016	MYR	205,000		50,000	0	(1,385)
	08/2016	SGD	230,799		169,716	0	(1,546)
	08/2016		$58,593	CNH	384,812	0	(951)
	08/2016		82,806	KRW	97,799,633	1,966	0
	08/2016		6,430	MXN	120,322	119	0
	09/2016	CNH	606,854		$92,185	1,407	0
	09/2016	CZK	1,376,312		57,368	787	0
	09/2016		$340,680	CNH	2,316,365	5,902	0
	10/2016	BRL	850,000		$206,788	0	(50,643)
	10/2016	CNH	2,075,433		314,367	5,047	(885)
	12/2016		347,534		52,304	517	0
IND	08/2016		$21,303	KRW	25,102,390	455	0
	10/2016	BRL	400,000		$101,523	0	(19,621)
	12/2016	CNH	1,329,100		200,000	1,948	0
JPM	07/2016	AUD	536,566		390,028	0	(10,143)
	07/2016	BRL	3,717,782		976,736	0	(180,623)
	07/2016	CAD	95,898		73,254	0	(973)
	07/2016	DKK	675,220		102,448	1,687	0
	07/2016	GBP	937,807		1,328,628	81,812	(1,638)
	07/2016	TRY	9,460		3,195	0	(73)
	07/2016		$229,264	AUD	308,593	885	0
	07/2016		1,067,318	BRL	3,717,782	90,544	(504)
	07/2016		1,027,146	GBP	719,841	0	(68,859)
	07/2016		781,103	JPY	81,350,500	6,681	0
	07/2016		131,822	RUB	8,493,266	631	0
	08/2016	EUR	347,467		$389,003	2,873	0
	08/2016	JPY	4,758,600		46,328	207	0
	08/2016	KRW	356,883,809		304,658	0	(4,685)
	08/2016	MXN	2,144,415		116,558	0	(159)
	08/2016	MYR	60,610		14,747	0	(445)
	08/2016	SGD	4,183		3,031	0	(73)
	08/2016	TWD	4,675,268		143,942	0	(1,456)
	08/2016		$113,998	AUD	153,076	49	0
	08/2016		13,050	BRL	44,806	777	0
	08/2016		2,535,974	EUR	2,233,461	0	(53,991)
	08/2016		353,079	GBP	262,628	0	(3,371)
	08/2016		88,436	KRW	102,983,042	840	0
	08/2016		173,666	MXN	3,292,504	5,546	(6)
	08/2016		113,526	SGD	152,976	8	(21)
	08/2016		58,012	TWD	1,876,108	334	0
	09/2016	CNH	1,696,583		$257,779	3,965	0
	09/2016	CZK	580,632		24,197	327	0
	09/2016	RUB	8,493,266		129,769	0	(570)
	09/2016		$251,858	CNH	1,710,920	4,064	0
	10/2016	BRL	4,569,655		$1,121,186	0	(262,780)
	10/2016	CNH	210,995		31,140	52	(449)
	10/2016		$760,170	BRL	2,878,100	111,492	0
	12/2016	CNH	1,448,537		$217,596	1,723	0
	04/2017	BRL	575,000		153,826	0	(11,899)
	04/2017	DKK	371,128		57,370	1,372	0
	07/2017	BRL	965,000		258,035	0	(13,869)
	01/2018		$4,215	BRL	14,509	0	(282)
MSB	07/2016	BRL	1,345,427		$370,121	0	(48,715)
	07/2016	CAD	7,807		5,993	0	(50)
	07/2016	GBP	656,964		965,402	90,819	0
	07/2016		$417,792	BRL	1,345,427	1,346	(302)
	07/2016		4,218	CAD	5,393	0	(43)
	08/2016	MXN	734,840		$40,000	4	0
	08/2016	SGD	265,678		192,074	0	(5,069)
	08/2016		$21,425	KRW	25,240,792	453	0
	08/2016		21,974	MYR	90,819	790	0
	10/2016	BRL	2,591,330		$664,999	0	(119,812)
	10/2016		$629,787	BRL	2,464,961	116,751	0
	12/2016	CNH	148,482		$22,318	190	0
	12/2016		$200,000	CNH	1,374,100	4,758	0
NGF	07/2016	BRL	1,027,125		$319,997	249	0
	07/2016		$250,000	BRL	1,027,125	69,748	0
	08/2016	MXN	1,373,175		$75,000	260	0
	08/2016	TWD	1,597,397		48,627	0	(1,051)
	08/2016		$24,727	KRW	29,137,060	529	0
	09/2016		49,801	CNH	338,547	831	0
	10/2016	BRL	437,000		$111,385	0	(20,965)
	10/2016		$250,000	BRL	1,059,625	70,918	0
RBC	08/2016	KRW	64,551,347		$55,352	0	(601)
RYL	08/2016	MXN	368,415		20,099	47	0
SCX	07/2016	AUD	168,449		125,202	0	(428)
	07/2016	BRL	400,000		104,058	0	(20,463)
	07/2016	JPY	25,153,446		226,991	0	(16,591)
	07/2016		$108,218	AUD	143,566	144	(1,290)
	07/2016		124,618	BRL	400,000	0	(97)
	07/2016		9,115	CZK	218,000	0	(173)
	07/2016		143,725	JPY	14,645,601	0	(1,900)
	07/2016		19,071	MYR	77,762	426	0
	08/2016	GBP	934,846		$1,255,479	10,667	0
	08/2016	JPY	14,645,601		143,876	1,930	0
	08/2016	KRW	136,879,170		117,148	0	(1,497)
	08/2016	TWD	1,642,500		50,000	0	(1,081)
	08/2016		$465,683	AUD	628,332	2,444	0
	08/2016		92,266	CNH	605,540	0	(1,561)
	08/2016		63,441	KRW	74,843,483	1,433	0
	08/2016		50,342	MYR	206,451	1,406	0
	08/2016		83,613	RUB	5,453,223	651	0
	08/2016		21,432	TWD	692,897	117	0
	09/2016	CNH	3,444,352		$521,806	6,737	(94)
	09/2016		$71,215	CNH	486,683	1,572	0
	10/2016	CNH	527,435		$80,666	1,833	0
	10/2016		$92,144	CNH	615,756	0	(110)
SOG	07/2016	CZK	218,000		$9,190	249	0
	07/2016		$6,643	ILS	25,579	0	(15)
	08/2016	ILS	25,579		$6,647	15	0
	08/2016	KRW	332,890,491		285,307	0	(3,239)
	08/2016		$142,461	KRW	168,158,617	3,297	0
	08/2016		55,686	MYR	228,453	1,577	0
	08/2016		42,583	TWD	1,379,263	311	0
	10/2016	BRL	450,000		$101,672	0	(34,615)
	10/2016		$250,000	BRL	1,050,000	68,003	0
SSB	01/2017	DKK	306,408		$46,867	815	0
TOR	07/2016	BRL	1,027,125		319,997	249	0
	07/2016		$250,000	BRL	1,027,125	69,748	0
	10/2016	BRL	1,080,000		$255,472	0	(71,617)
	10/2016		$121,681	BRL	514,877	34,255	0
	01/2017	BRL	437,500		$100,023	0	(29,017)
UAG	07/2016		546,200		141,521	0	(28,513)
	07/2016	JPY	39,698,800		363,736	0	(20,700)
	07/2016	RUB	8,493,266		125,822	0	(6,631)
	07/2016		$24,610	AUD	33,281	211	0
	07/2016		170,166	BRL	546,200	0	(132)
	07/2016		350,486	GBP	244,683	0	(24,752)
	07/2016		17,816	MYR	72,689	409	0
	08/2016	EUR	4,183,528		$4,704,448	60,480	(5,071)
	08/2016	JPY	1,990,000		18,343	0	(947)
	08/2016	KRW	374,585,949		320,726	0	(3,961)
	08/2016	MYR	965,184		237,246	0	(4,684)
	08/2016		$1,108,850	EUR	999,299	1,643	0
	09/2016	CNH	367,069		$55,811	886	0
	09/2016		$72,123	CNH	492,889	1,592	0
	10/2016	BRL	373,550		$91,680	0	(21,453)
	10/2016	CNH	317,572		48,403	937	0

Total Forward Foreign Currency Contracts						$1,648,381	$(2,492,679)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	07/05/2016	$11,839,400	$4,383	$1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016	1,928,600	675	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016	772,400	6,334	6,334
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	4,092,100	1,330	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	18,727,000	6,670	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	08/05/2016	1,492,500	522	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	08/20/2018	184,000	19,530	5,398
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	154,200	15,081	4,455
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	1,384,800	19,664	31,438
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016	929,800	7,839	7,180
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	136,300	9,268	1,166
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	292,500	28,968	8,916
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	4,966,400	1,806	1

							$122,070	$64,891

Total Purchased Options							$122,070	$64,891

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.050%	07/20/2016	EUR	659,400	$(1,225)	$(289)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	09/21/2016		1,700	(4)	(4)
CBK	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	09/21/2016		43,000	(106)	(106)
DUB	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		102,000	(305)	(155)
JPM	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	09/21/2016		1,800	(4)	(4)
SOG	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		102,000	(299)	(155)

							$(1,943)	$(713)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC AUD versus USD		$0.750	07/06/2016	AUD	230,500	$(949)	$(567)
BOA	Call - OTC GBP versus USD		1.383	08/09/2016	GBP	125,600	(1,127)	(891)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$130,500	(7,106)	(2,737)
	Put - OTC USD versus JPY		80.000	02/28/2019		175,000	(9,471)	(3,714)
BPS	Put - OTC USD versus KRW	KRW	1,149.000	08/02/2016		165,000	(942)	(1,866)
	Call - OTC USD versus KRW		1,207.000	08/02/2016		165,000	(820)	(387)
	Call - OTC USD versus KRW		1,209.000	09/29/2016		198,100	(1,626)	(1,725)
BRC	Put - OTC AUD versus USD		$0.709	07/01/2016	AUD	203,500	(1,214)	0
DUB	Call - OTC AUD versus USD		0.753	07/15/2016		157,400	(1,072)	(593)
	Call - OTC AUD versus USD		0.744	07/26/2016		104,500	(460)	(1,043)
	Put - OTC USD versus KRW	KRW	1,150.000	07/27/2016		$59,100	(248)	(619)
	Call - OTC USD versus KRW		1,217.000	07/27/2016		59,100	(290)	(69)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		253,100	(13,228)	(2,951)
	Put - OTC USD versus MXN	MXN	18.300	08/09/2016		117,500	(931)	(2,077)
	Call - OTC USD versus MXN		19.800	08/09/2016		117,500	(793)	(343)
GLM	Call - OTC EUR versus USD		$1.133	07/01/2016	EUR	349,300	(1,760)	0
	Call - OTC EUR versus USD		1.127	07/27/2016		427,600	(2,362)	(2,125)
	Call - OTC USD versus JPY	JPY	105.000	08/08/2016		$307,600	(2,255)	(2,947)
	Put - OTC USD versus KRW	KRW	1,150.000	07/15/2016		209,900	(1,569)	(1,551)
	Put - OTC USD versus KRW		1,150.000	07/27/2016		245,000	(1,066)	(2,568)
	Call - OTC USD versus KRW		1,217.000	07/27/2016		245,000	(1,188)	(286)
	Put - OTC USD versus MXN	MXN	17.950	07/01/2016		263,200	(1,625)	(38)
	Put - OTC USD versus MXN		17.650	07/07/2016		253,800	(2,278)	(166)
	Put - OTC USD versus MXN		18.370	07/27/2016		194,400	(1,084)	(3,411)
	Put - OTC USD versus MXN		18.500	07/27/2016		173,400	(1,144)	(3,772)
	Call - OTC USD versus MXN		19.650	07/27/2016		194,400	(987)	(379)
	Call - OTC USD versus MXN		20.000	07/27/2016		173,400	(1,292)	(187)
HUS	Put - OTC AUD versus USD		$0.728	08/10/2016	AUD	322,800	(1,831)	(1,784)
	Call - OTC GBP versus USD		1.378	07/27/2016	GBP	115,000	(975)	(647)
JPM	Put - OTC USD versus KRW	KRW	1,142.500	07/14/2016		$3,500	(26)	(15)
	Put - OTC USD versus KRW		1,132.000	08/16/2016		84,900	(366)	(646)
	Call - OTC USD versus KRW		1,205.000	08/16/2016		84,900	(585)	(360)
NGF	Call - OTC GBP versus USD		$1.388	08/15/2016	GBP	152,400	(1,398)	(1,398)
	Put - OTC USD versus KRW	KRW	1,150.000	07/07/2016		$288,900	(2,170)	(1,288)
	Put - OTC USD versus KRW		1,132.000	08/16/2016		235,100	(1,199)	(1,788)
	Call - OTC USD versus KRW		1,205.000	08/16/2016		235,100	(1,307)	(997)
SCX	Put - OTC USD versus KRW		1,138.000	08/12/2016		107,700	(646)	(957)
	Call - OTC USD versus KRW		1,196.000	08/12/2016		107,700	(630)	(523)
SOG	Put - OTC USD versus KRW		1,133.000	07/11/2016		109,100	(700)	(168)
	Put - OTC USD versus KRW		1,165.000	07/15/2016		200,000	(1,240)	(3,032)
	Put - OTC USD versus KRW		1,159.000	07/29/2016		82,900	(510)	(1,260)
	Put - OTC USD versus KRW		1,149.000	08/02/2016		205,800	(1,276)	(2,327)
	Call - OTC USD versus KRW		1,207.000	08/02/2016		205,800	(906)	(483)
	Put - OTC USD versus KRW		1,148.000	08/04/2016		221,700	(1,375)	(2,498)
	Call - OTC USD versus KRW		1,208.000	08/04/2016		221,700	(1,242)	(560)
	Put - OTC USD versus KRW		1,139.000	08/05/2016		150,300	(774)	(1,211)
	Call - OTC USD versus KRW		1,197.000	08/05/2016		150,300	(691)	(562)
UAG	Call - OTC AUD versus USD		$0.773	07/01/2016	AUD	198,200	(972)	0
	Call - OTC AUD versus USD		0.744	07/26/2016		200,000	(871)	(2,052)
	Call - OTC EUR versus USD		1.128	08/08/2016	EUR	122,600	(827)	(845)
	Call - OTC GBP versus USD		1.378	07/29/2016	GBP	183,500	(1,600)	(1,098)
WST	Call - OTC AUD versus USD		0.752	07/15/2016	AUD	3,100	(21)	(13)

							$(83,025)	$(63,524)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$(150)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(429)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	(76)
	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(164)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	(54)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	(84)
JPM	Cap - OTC CPURNSA Index	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(67)
	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(35)

						$(71,048)	$(1,059)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016	$1,544,800	$(6,334)	$(6,334)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,489,600	(34,724)	(5,437)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	1,384,800	(7,201)	(10,785)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	1,384,800	(12,532)	(19,923)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016	1,859,600	(7,926)	(7,065)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	600,400	(9,306)	(459)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,287,100	(28,717)	(4,698)

							$(106,740)	$(54,701)

Total Written Options							$(262,756)	$(119,997)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
JPM	Kinder Morgan Energy Partners LP	(1.000)%	03/20/2020	1.420%	$2,200	$150	$(117)	$33	$0
MYC	Kinder Morgan Energy Partners LP	(1.000)	03/20/2019	1.202	1,400	60	(53)	7	0

						$210	$(170)	$40	$0

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2016	0.666%		$11,000	$(167)	$188	$21	$0
	Brazil Government International Bond	1.000	03/20/2017	0.756		8,600	(75)	93	18	0
	Citigroup, Inc.	1.000	12/20/2020	0.867		2,100	(4)	17	13	0
	Colombia Government International Bond	1.000	06/20/2019	1.323		28,400	239	(497)	0	(258)
	Italy Government International Bond	1.000	06/20/2021	1.390		104,500	(1,856)	(28)	0	(1,884)
	Mexico Government International Bond	1.000	12/20/2016	0.371		20,000	192	(126)	66	0
	Mexico Government International Bond	1.000	09/20/2017	0.572		25,000	(358)	497	139	0
	Mexico Government International Bond	1.000	12/20/2018	0.889		171,300	(250)	769	519	0
	Mexico Government International Bond	1.000	09/20/2020	1.333		70,000	(1,765)	832	0	(933)
	Morgan Stanley	1.000	12/20/2020	1.013		35,000	(59)	49	0	(10)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	5,000	(549)	188	0	(361)
	Tesco PLC	1.000	06/20/2021	2.720		2,200	(224)	29	0	(195)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339		93,600	(675)	1,037	362	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		50,000	(1,042)	1,421	379	0
BPS	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.008		$40,000	(149)	148	0	(1)
	Mexico Government International Bond	1.000	09/20/2017	0.572		19,500	(280)	388	108	0
	Morgan Stanley	1.000	12/20/2020	1.013		9,800	(14)	11	0	(3)
	Petrobras Global Finance BV	1.000	06/20/2018	4.242		2,900	(419)	241	0	(178)
	Petrobras Global Finance BV	1.000	12/20/2019	5.720		47,700	(5,272)	(1,750)	0	(7,022)
	Petrobras Global Finance BV	1.000	03/20/2020	5.888		1,800	(276)	(15)	0	(291)
	Petrobras Global Finance BV	1.000	09/20/2020	6.191		10,000	(2,119)	222	0	(1,897)
	Tesco PLC	1.000	06/20/2021	2.720	EUR	8,300	(775)	39	0	(736)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339		6,800	(90)	116	26	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		39,000	(878)	1,174	296	0
BRC	Berkshire Hathaway, Inc.	1.000	09/20/2021	1.054		$20,000	229	(277)	0	(48)
	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.340		37,000	(1,080)	229	0	(851)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.375		15,000	193	(596)	0	(403)
	Brazil Government International Bond	1.000	09/20/2016	0.542		25,000	(719)	753	34	0
	Brazil Government International Bond	1.000	12/20/2016	0.666		26,900	(895)	946	51	0
	Citigroup, Inc.	1.000	12/20/2020	0.867		16,100	(7)	105	98	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.008		20,000	69	(70)	0	(1)
	Goldman Sachs Group, Inc.	1.000	06/20/2021	1.092		7,300	(68)	38	0	(30)
	Kinder Morgan, Inc.	1.000	12/20/2020	2.307		37,500	(3,980)	1,943	0	(2,037)
	Kinder Morgan, Inc.	1.000	06/20/2021	2.508		10,000	(1,145)	458	0	(687)
	Mexico Government International Bond	1.000	09/20/2017	0.572		5,000	(112)	140	28	0
	Mexico Government International Bond	1.000	12/20/2018	0.889		88,200	(219)	486	267	0
	Mexico Government International Bond	1.000	09/20/2020	1.333		24,700	(448)	119	0	(329)
	Petrobras Global Finance BV	1.000	12/20/2019	5.720		13,900	(2,467)	421	0	(2,046)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	35,000	(3,410)	885	0	(2,525)
	Tesco PLC	1.000	06/20/2021	2.720		20,100	(2,025)	243	0	(1,782)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339		4,500	(45)	62	17	0
	Volkswagen International Finance NV	1.000	03/20/2017	0.393		23,900	256	(130)	126	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		67,500	(1,430)	1,942	512	0
CBK	Brazil Government International Bond	1.000	12/20/2016	0.666		$15,000	(174)	203	29	0
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.295		10,000	23	(226)	0	(203)
	Devon Energy Corp.	1.000	12/20/2020	2.266		27,700	(4,180)	2,719	0	(1,461)
	Exelon Generation Co. LLC	1.000	12/20/2020	1.682		11,500	(953)	594	0	(359)
	Florida State Board of Education General Obligation Notes, Series 2005	0.470	03/20/2018	0.279		10,000	0	34	34	0
	General Motors Co.	5.000	09/20/2016	0.325		15,000	1,502	(1,320)	182	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.008		23,500	81	(82)	0	(1)
	Italy Government International Bond	1.000	06/20/2021	1.390		13,500	(306)	63	0	(243)
	Kinder Morgan, Inc.	1.000	12/20/2020	2.307		7,000	(825)	445	0	(380)
	Mexico Government International Bond	1.000	09/20/2016	0.364		25,000	(707)	751	44	0
	Mexico Government International Bond	1.000	12/20/2016	0.371		36,000	(654)	773	119	0
	Mexico Government International Bond	1.000	09/20/2020	1.333		50,000	(1,065)	399	0	(666)
	Morgan Stanley	1.000	12/20/2020	1.013		20,000	(49)	44	0	(5)
	Prudential Financial, Inc.	1.000	06/20/2019	0.700		15,000	299	(162)	137	0
	Tesco PLC	1.000	12/20/2020	2.536	EUR	9,700	(1,028)	328	0	(700)
	Volkswagen International Finance NV	1.000	03/20/2017	0.393		7,000	78	(41)	37	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		32,400	(718)	964	246	0
	Volkswagen International Finance NV	1.000	06/20/2021	1.300		23,800	(521)	144	0	(377)
DUB	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.340		$10,000	8	(238)	0	(230)
	Berkshire Hathaway, Inc.	1.000	03/20/2024	1.358		15,000	(251)	(123)	0	(374)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.375		75,000	(319)	(1,697)	0	(2,016)
	Brazil Government International Bond	1.000	12/20/2016	0.666		15,400	(279)	308	29	0
	Colombia Government International Bond	1.000	06/20/2019	1.323		45,000	287	(696)	0	(409)
	Mexico Government International Bond	1.000	12/20/2016	0.371		25,000	(871)	954	83	0

	Mexico Government International Bond	1.000	03/20/2017	0.437		15,000	(165)	231	66	0
	Mexico Government International Bond	1.000	09/20/2017	0.572		46,700	(762)	1,022	260	0
	Mexico Government International Bond	1.000	03/20/2019	0.951		5,200	15	(7)	8	0
	Prudential Financial, Inc.	1.000	06/20/2019	0.700		21,100	435	(242)	193	0
FBF	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.008		11,500	(43)	43	0	0
	MetLife, Inc.	1.000	12/20/2020	1.173		8,800	13	(76)	0	(63)
	Mexico Government International Bond	1.000	12/20/2016	0.371		15,000	127	(77)	50	0
	Morgan Stanley	1.000	12/20/2020	1.013		25,000	(49)	42	0	(7)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	10,000	(1,036)	315	0	(721)
GST	Anadarko Petroleum Corp.	1.000	12/20/2020	2.287		$19,400	(2,805)	1,771	0	(1,034)
	Bank of America Corp.	1.000	12/20/2020	0.865		40,000	128	118	246	0
	Brazil Government International Bond	1.000	09/20/2016	0.542		47,500	(289)	353	64	0
	Brazil Government International Bond	1.000	12/20/2016	0.666		56,500	(875)	983	108	0
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.295		85,000	261	(1,990)	0	(1,729)
	Citigroup, Inc.	1.000	12/20/2020	0.867		40,000	47	196	243	0
	Devon Energy Corp.	1.000	12/20/2020	2.266		45,000	(5,892)	3,519	0	(2,373)
	Italy Government International Bond	1.000	06/20/2021	1.390		45,600	(860)	38	0	(822)
	Kinder Morgan, Inc.	1.000	12/20/2020	2.307		10,000	(944)	401	0	(543)
	MetLife, Inc.	1.000	06/20/2021	1.314		73,700	(1,207)	128	0	(1,079)
	Mexico Government International Bond	1.000	09/20/2016	0.364		20,000	(318)	353	35	0
	Mexico Government International Bond	1.000	06/20/2017	0.475		3,300	(108)	126	18	0
	Mexico Government International Bond	1.000	09/20/2017	0.572		10,000	(143)	199	56	0
	Morgan Stanley	1.000	12/20/2020	1.013		12,700	(47)	44	0	(3)
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2024	0.922		10,000	102	(42)	60	0
	Petrobras Global Finance BV	1.000	12/20/2019	5.720		11,400	(1,214)	(464)	0	(1,678)
	Petrobras Global Finance BV	1.000	03/20/2020	5.888		100	(16)	0	0	(16)
	Petrobras Global Finance BV	1.000	09/20/2020	6.191		10,000	(2,156)	259	0	(1,897)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	12,000	(1,127)	261	0	(866)
HUS	Mexico Government International Bond	1.000	09/20/2020	1.333		$20,000	(502)	235	0	(267)
	Petrobras Global Finance BV	1.000	12/20/2019	5.720		4,900	(451)	(270)	0	(721)
	Petrobras Global Finance BV	1.000	03/20/2020	5.888		5,200	(949)	110	0	(839)
	U.S. Treasury Notes	0.250	12/20/2018	0.169	EUR	25,000	(86)	144	58	0
JPM	Brazil Government International Bond	1.000	09/20/2016	0.542		$99,000	(1,137)	1,270	133	0
	Brazil Government International Bond	1.000	12/20/2016	0.666		24,400	(390)	436	46	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.008		69,900	(132)	129	0	(3)
	Italy Government International Bond	1.000	06/20/2021	1.390		169,100	(3,117)	68	0	(3,049)
	Kinder Morgan, Inc.	1.000	12/20/2020	2.307		17,500	(2,219)	1,268	0	(951)
	Kinder Morgan, Inc.	1.000	06/20/2021	2.508		4,000	(371)	96	0	(275)
	Mexico Government International Bond	1.000	09/20/2016	0.364		52,700	234	(142)	92	0
	Mexico Government International Bond	1.000	12/20/2016	0.371		25,000	(889)	972	83	0
	Mexico Government International Bond	1.000	06/20/2017	0.475		400	(13)	15	2	0
	Mexico Government International Bond	1.000	09/20/2017	0.572		25,000	(332)	471	139	0
	Mexico Government International Bond	1.000	09/20/2020	1.333		65,000	(1,530)	664	0	(866)
	Morgan Stanley	1.000	12/20/2020	1.013		50,000	0	(14)	0	(14)
	Petrobras Global Finance BV	1.000	12/20/2019	5.720		8,800	(993)	(303)	0	(1,296)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	10,000	(953)	232	0	(721)
	Tesco PLC	1.000	06/20/2021	2.720		3,800	(374)	37	0	(337)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339		5,500	(53)	74	21	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		25,000	(465)	655	190	0
MBC	Mexico Government International Bond	1.000	09/20/2016	0.364		$24,100	361	(319)	42	0
	Mexico Government International Bond	1.000	12/20/2016	0.371		39,900	630	(498)	132	0
	Mexico Government International Bond	1.000	06/20/2017	0.475		11,700	209	(145)	64	0
	Mexico Government International Bond	1.000	09/20/2017	0.572		48,500	857	(587)	270	0
MYC	Anadarko Petroleum Corp.	1.000	12/20/2020	2.287		46,500	(6,271)	3,793	0	(2,478)
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.295		10,000	15	(218)	0	(203)
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.008		5,000	(17)	17	0	0
	Kinder Morgan, Inc.	1.000	12/20/2020	2.307		23,000	(3,789)	2,539	0	(1,250)
	MetLife, Inc.	1.000	12/20/2020	1.173		15,000	74	(182)	0	(108)
	Mexico Government International Bond	1.000	09/20/2016	0.364		63,900	(506)	618	112	0
	Mexico Government International Bond	1.000	03/20/2017	0.437		5,000	(55)	77	22	0
	Mexico Government International Bond	1.000	06/20/2017	0.475		10,600	(356)	414	58	0
	Mexico Government International Bond	1.000	09/20/2017	0.572		25,000	(332)	471	139	0
	Petrobras Global Finance BV	1.000	12/20/2019	5.720		94,500	(8,746)	(5,166)	0	(13,912)
	Tesco PLC	1.000	12/20/2020	2.536	EUR	20,000	(2,035)	592	0	(1,443)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339		15,000	(150)	208	58	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		25,000	(537)	727	190	0
RYL	Mexico Government International Bond	1.000	09/20/2016	0.364		$5,000	(139)	148	9	0
SOG	Italy Government International Bond	1.000	06/20/2021	1.390		45,100	(928)	115	0	(813)
UAG	Mexico Government International Bond	1.000	09/20/2016	0.364		17,900	(79)	110	31	0
	Mexico Government International Bond	1.000	09/20/2017	0.572		10,000	(135)	191	56	0

							$(100,369)	$33,434	$7,374	$(74,309)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$20,873	$(4,606)	$747	$0	$(3,859)
CBK	MCDX-25 5-Year Index	1.000	12/20/2020	70,750	(131)	541	410	0
	MCDX-26 5-Year Index	1.000	06/20/2021	185,550	479	64	543	0
DUB	CMBX.NA.AAA.8 Index	0.500	10/17/2057	413,100	(24,212)	8,812	0	(15,400)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	32,200	(3,452)	191	0	(3,261)
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057	1,000	(68)	31	0	(37)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	8,800	(832)	184	0	(648)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	13,500	(1,758)	391	0	(1,367)
GST	CMBX.NA.AAA.6 Index	0.500	05/11/2063	124,900	(5,306)	3,343	0	(1,963)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	18,300	(825)	351	0	(474)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	272,043	(15,021)	4,879	0	(10,142)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	44,600	(2,786)	508	0	(2,278)
	MCDX-25 5-Year Index	1.000	12/20/2020	201,800	(373)	1,543	1,170	0
	MCDX-26 5-Year Index	1.000	06/20/2021	87,000	208	47	255	0
JPS	CMBX.NA.AAA.7 Index	0.500	01/17/2047	42,500	(1,790)	688	0	(1,102)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	497,600	(29,829)	11,279	0	(18,550)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	20,300	(1,824)	329	0	(1,495)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	45,900	(5,281)	632	0	(4,649)
MEI	CMBX.NA.AAA.7 Index	0.500	01/17/2047	74,000	(3,879)	1,963	0	(1,916)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	46,900	(2,650)	902	0	(1,748)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	8,200	(846)	17	0	(829)
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	160,936	(1,106)	767	0	(339)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	57,000	(2,868)	743	0	(2,125)

					$(108,756)	$38,952	$2,378	$(72,182)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	6.920%	11/28/2029	MXN	14,000	$0	$42	$42	$0
CBK	Pay	3-Month USD-CPURNSA Index	2.660	08/19/2029		$100,000	0	18,093	18,093	0
DUB	Receive	3-Month USD-CPURNSA Index	2.660	08/19/2029		100,000	(13,100)	(4,993)	0	(18,093)
FBF	Pay	28-Day MXN-TIIE	6.338	11/12/2019	MXN	3,503,000	0	2,646	2,646	0
HUS	Pay	28-Day MXN-TIIE	5.470	04/26/2019		570,000	54	183	237	0

							$(13,046)	$15,971	$21,018	$(18,093)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GLM	Pay	USD versus BRL 1-Year ATM Implied Volatility	22.450%	07/13/2016	$63,500	$0	$2,751	$2,751	$0

Total Swap Agreements						$(221,961)	$90,938	$33,561	$(164,584)

(o)	Securities with an aggregate market value of $1,220,118 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$181,921	$0	$181,921
Corporate Bonds & Notes
Banking & Finance	0	15,337,879	409,347	15,747,226
Industrials	0	3,204,690	13,810	3,218,500
Utilities	0	867,400	0	867,400
Municipal Bonds & Notes
California	0	1,820,899	0	1,820,899
Connecticut	0	4,719	0	4,719
Georgia	0	184,029	0	184,029
Illinois	0	506,745	0	506,745
Iowa	0	27,077	0	27,077
Louisiana	0	27,537	0	27,537
Massachusetts	0	24,026	0	24,026
Michigan	0	272	0	272
Nebraska	0	13,132	0	13,132
Nevada	0	9,434	0	9,434
New Jersey	0	3,334	0	3,334
New York	0	163,411	0	163,411
Ohio	0	402,875	0	402,875
Pennsylvania	0	60,052	0	60,052
Rhode Island	0	197	0	197
Tennessee	0	8,509	0	8,509
Texas	0	96,466	0	96,466
Utah	0	921	0	921
Washington	0	440	0	440
West Virginia	0	129,680	0	129,680
U.S. Government Agencies	0	33,490,876	13,847	33,504,723
U.S. Treasury Obligations	0	40,030,920	0	40,030,920
Non-Agency Mortgage-Backed Securities	0	7,880,680	95,512	7,976,192
Asset-Backed Securities	0	3,776,921	0	3,776,921
Sovereign Issues	0	6,484,246	0	6,484,246
Common Stocks
Consumer Discretionary	75	0	0	75
Preferred Securities
Banking & Finance	116	4,148	0	4,264
Short-Term Instruments
Certificates of Deposit	0	0	313,251	313,251
Commercial Paper	0	1,553,090	0	1,553,090
Repurchase Agreements	0	78,408	0	78,408
Short-Term Notes	0	501,648	0	501,648
Czech Republic Treasury Bills	0	97,680	0	97,680
Japan Treasury Bills	0	561,700	0	561,700
U.S. Treasury Bills	0	184,881	0	184,881
	$191	$117,720,843	$845,767	$118,566,801

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$571,825	$0	$0	$571,825

Total Investments	$572,016	$117,720,843	$845,767	$119,138,626

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(38,344)	$0	$(38,344)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	44,155	156,054	0	200,209
Over the counter	0	1,746,833	0	1,746,833
	$44,155	$1,902,887	$0	$1,947,042

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(41,249)	(11,784)	0	(53,033)
Over the counter	(106)	(2,777,154)	0	(2,777,260)

	$(41,355)	$(2,788,938)	$0	$(2,830,293)

Totals	$574,816	$116,796,448	$845,767	$118,217,031

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (2)
Investments in Securities, at Value
Bank Loan Obligations	$21	$(21)	$0	$0	$0	$0	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	310,268	0	(150)	(7)	(3)	702	98,537	0	409,347	719
Industrials	2,366	12,300	(950)	1	(342)	435	0	0	13,810	128
U.S. Government Agencies	87,618	88	(755)	(4)	(16)	926	0	(74,010)	13,847	(18)
Non-Agency Mortgage-Backed Securities	97,254	0	(1,874)	(23)	(187)	342	0	0	95,512	173
Asset-Backed Securities	35,402	0	0	0	0	(7)	0	(35,395)	0	0
Short-Term Instruments
Certificates of Deposit	0	0	0	0	0	0	313,251	0	313,251	0

	$532,929	$12,367	$(3,729)	$(33)	$(548)	$2,398	$411,788	$(109,405)	$845,767	$1,002
Financial Derivative Instruments – Assets
Over the counter	139	0	0	0	(1,131)	992	0	0	0	0

Totals	$533,068	$12,367	$(3,729)	$(33)	$(1,679)	$3,390	$411,788	$(109,405)	$845,767	$1,002

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$310,533	Proxy Pricing	Base Price	98.50 - 112.75
	98,814	Third Party Vendor	Broker Quote	105.50 - 111.22
Industrials	12,415	Proxy Pricing	Base Price	100.00
	1,395	Third Party Vendor	Broker Quote	105.00
U.S. Government Agencies	13,847	Proxy Pricing	Base Price	98.00 - 107.00
Non-Agency Mortgage-Backed Securities	100	Proxy Pricing	Base Price	80.91 - 98.00
	95,412	Third Party Vendor	Broker Quote	74.56 - 101.20
Short-Term Instruments
Certificates of Deposit	313,251	Third Party Vendor	Broker Quote	99.35

Total	$845,767

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund II

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 152.7%
BANK LOAN OBLIGATIONS 0.8%
Dell, Inc.
3.750% due 10/29/2018	$6,249	$6,252

Total Bank Loan Obligations (Cost $6,264)		6,252

CORPORATE BONDS & NOTES 31.2%
BANKING & FINANCE 16.0%
Air Lease Corp.
3.375% due 06/01/2021	1,500	1,540
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	1,500	1,556
American Tower Corp.
3.375% due 10/15/2026	3,700	3,729
Bank of America Corp.
4.100% due 07/24/2023	1,900	2,039
6.400% due 08/28/2017	6,730	7,103
Bank of America N.A.
6.000% due 10/15/2036	8,100	10,375
Bank One Capital
8.750% due 09/01/2030	1,100	1,612
Bear Stearns Cos. LLC
6.400% due 10/02/2017	400	425
7.250% due 02/01/2018	2,200	2,399
BGC Partners, Inc.
5.125% due 05/27/2021	1,500	1,529
Capital One N.A.
1.778% due 08/17/2018	3,500	3,521
Citigroup, Inc.
1.157% due 05/01/2017	19,200	19,205
Citizens Bank N.A.
2.550% due 05/13/2021	2,700	2,729
Duke Realty LP
3.250% due 06/30/2026	1,900	1,931
Ford Motor Credit Co. LLC
2.211% due 01/08/2019	4,700	4,774
2.375% due 01/16/2018	4,600	4,658
2.875% due 10/01/2018	400	411
General Motors Financial Co., Inc.
3.150% due 01/15/2020	2,000	2,026
3.200% due 07/13/2020	2,800	2,839
3.200% due 07/06/2021 (b)	1,900	1,908
Goldman Sachs Group, Inc.
1.305% due 06/04/2017	1,000	1,001
1.798% due 04/23/2020	3,500	3,492
7.500% due 02/15/2019	3,657	4,182
HSBC Bank USA N.A.
6.000% due 08/09/2017	4,000	4,184
International Lease Finance Corp.
6.750% due 09/01/2016	2,000	2,011
7.125% due 09/01/2018	3,000	3,301
JPMorgan Chase & Co.
1.188% due 04/25/2018	1,100	1,099
2.153% due 03/01/2021	4,000	4,093
2.400% due 06/07/2021	2,000	2,029
3.900% due 07/15/2025	2,000	2,164
4.350% due 08/15/2021	200	220
5.300% due 05/01/2020 (d)	2,200	2,197
Kilroy Realty LP
4.375% due 10/01/2025	4,800	5,194
Morgan Stanley
2.500% due 04/21/2021	3,500	3,541
3.875% due 01/27/2026	2,000	2,134
NYSE Holdings LLC
2.000% due 10/05/2017	50	51
Santander Holdings USA, Inc.
2.700% due 05/24/2019	2,700	2,708
Wells Fargo & Co.
7.980% due 03/15/2018 (d)	5,659	5,928

		125,838

INDUSTRIALS 13.1%
AbbVie, Inc.
2.850% due 05/14/2023	2,500	2,528

Aetna, Inc.
2.400% due 06/15/2021	2,000	2,046
American Airlines Pass-Through Trust
4.000% due 01/15/2027	2,189	2,312
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 07/15/2022	3,100	3,152
Apple, Inc.
2.150% due 02/09/2022	8,200	8,365
2.850% due 05/06/2021	1,100	1,163
Charter Communications Operating LLC
4.464% due 07/23/2022	4,300	4,636
Continental Resources, Inc.
4.500% due 04/15/2023	1,500	1,406
4.900% due 06/01/2044	900	747
Crown Castle Towers LLC
3.222% due 05/15/2042	2,700	2,810
3.663% due 05/15/2045	3,300	3,416
CVS Health Corp.
2.750% due 12/01/2022	2,000	2,066
Daimler Finance North America LLC
2.250% due 03/02/2020	5,000	5,096
Devon Energy Corp.
6.300% due 01/15/2019	500	542
Energy Transfer Partners LP
4.750% due 01/15/2026	200	207
6.500% due 02/01/2042	1,810	1,908
Entergy Louisiana LLC
5.400% due 11/01/2024	1,500	1,835
Enterprise Products Operating LLC
3.700% due 02/15/2026	1,500	1,574
Georgia-Pacific LLC
2.539% due 11/15/2019	3,700	3,792
Halliburton Co.
3.800% due 11/15/2025	2,500	2,604
5.000% due 11/15/2045	2,000	2,189
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020	1,100	1,232
Kinder Morgan, Inc.
2.000% due 12/01/2017	1,900	1,890
3.050% due 12/01/2019	2,300	2,326
Lam Research Corp.
2.800% due 06/15/2021	2,000	2,050
Lockheed Martin Corp.
2.500% due 11/23/2020	1,400	1,446
3.100% due 01/15/2023	1,200	1,267
Merck & Co., Inc.
2.350% due 02/10/2022	2,600	2,681
2.750% due 02/10/2025	4,500	4,713
Norfolk Southern Corp.
3.850% due 01/15/2024	1,900	2,086
ONEOK Partners LP
4.900% due 03/15/2025	2,000	2,102
Oracle Corp.
2.650% due 07/15/2026 (b)	4,700	4,711
Regency Energy Partners LP
5.000% due 10/01/2022	2,000	2,055
SBA Tower Trust
2.877% due 07/15/2046 (b)	1,900	1,918
Southern Co.
2.350% due 07/01/2021	2,300	2,348
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	790	821
Time Warner Cable, Inc.
4.125% due 02/15/2021	2,036	2,158
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	1,400	1,396
1.650% due 05/22/2018	1,600	1,600
Western Gas Partners LP
4.650% due 07/01/2026 (b)	2,000	1,996
Williams Partners LP
4.125% due 11/15/2020	2,300	2,280
Wynn Las Vegas LLC
5.500% due 03/01/2025	5,900	5,730

		103,200

UTILITIES 2.1%
AT&T, Inc.
2.800% due 02/17/2021	1,500	1,541
IPALCO Enterprises, Inc.
3.450% due 07/15/2020	3,800	3,876
MidAmerican Energy Co.
3.500% due 10/15/2024	3,100	3,399
Plains All American Pipeline LP
2.600% due 12/15/2019	2,000	1,950

PSEG Power LLC
3.000% due 06/15/2021	1,900	1,929
Verizon Communications, Inc.
2.406% due 09/14/2018	1,200	1,230
3.650% due 09/14/2018	2,600	2,733

		16,658

Total Corporate Bonds & Notes (Cost $237,988)		245,696

MUNICIPAL BONDS & NOTES 4.6%
CALIFORNIA 2.7%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,480
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	2,000	3,180
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,566
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,300	6,519
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	3,800	5,074
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	142
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	400	535
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	1,800	2,647
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	233

		21,376

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	70	79

ILLINOIS 1.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	160	171
6.899% due 12/01/2040	3,600	4,710
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	2,700	2,852

		7,733

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	425	433

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.200% due 12/01/2021	100	112

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,700	2,751

TENNESSEE 0.5%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	2,600	3,639

Total Municipal Bonds & Notes (Cost $27,428)		36,123

U.S. GOVERNMENT AGENCIES 53.5%
Fannie Mae
0.513% due 12/25/2036	277	271
0.878% due 10/25/2022	15	15
0.903% due 05/25/2023	14	14
0.953% due 02/25/2022	4	4
1.003% due 01/25/2022	8	8
1.053% due 08/25/2022	11	11
1.083% due 05/25/2040	2,162	2,180
1.153% due 04/25/2022 - 09/25/2022	12	12
1.610% due 07/01/2044	156	159
2.310% due 08/01/2022	500	519
2.324% due 01/01/2035	308	321
2.504% due 09/01/2035	51	54
2.557% due 05/25/2035	171	180
2.672% due 05/01/2038	1,885	1,994
2.960% due 04/01/2041	57	60
3.330% due 11/01/2021	276	298

3.500% due 01/01/2026	80	85
3.980% due 07/01/2021	38,300	42,614
4.000% due 08/01/2025 - 12/01/2041	1,078	1,169
4.500% due 09/01/2018 - 10/01/2042	7,813	8,546
5.000% due 12/01/2021 - 02/01/2041	222	246
5.500% due 03/01/2022 - 05/01/2041	4,963	5,592
5.651% due 12/25/2042	375	431
6.000% due 05/01/2017 - 01/01/2039	4,436	5,122
6.500% due 11/01/2021 - 06/25/2044	187	214
7.000% due 09/25/2020	1	1
8.000% due 10/01/2030	1	1
9.250% due 07/25/2019	13	14
Fannie Mae, TBA
3.000% due 07/01/2031 - 08/01/2046	40,000	41,545
3.500% due 07/01/2031 - 08/01/2046	125,000	132,186
4.000% due 08/01/2046	8,000	8,569
4.500% due 08/01/2046	11,000	12,001
Freddie Mac
1.192% due 08/15/2036	1,560	1,580
1.610% due 02/25/2045	185	191
1.962% due 02/15/2038 (a)	12,089	839
2.295% due 02/01/2023	14	14
2.569% due 12/01/2022	91	93
2.818% due 07/01/2030	32	33
4.000% due 04/01/2024 - 03/01/2044	3,165	3,403
4.500% due 02/01/2029 - 12/01/2040	1,358	1,496
5.000% due 01/01/2036 - 07/01/2040	146	162
5.500% due 01/01/2018 - 07/01/2039	1,652	1,858
6.000% due 07/01/2016 - 09/01/2038	5,213	5,960
7.000% due 07/15/2022	204	225
7.500% due 01/15/2023	537	599
8.000% due 11/01/2025 - 06/15/2030	295	347
9.000% due 12/15/2020	13	15
9.500% due 02/01/2018	1	1
10.000% due 03/01/2021	1	1
Freddie Mac, TBA
3.500% due 08/01/2046	10,000	10,531
4.000% due 07/01/2046 - 08/01/2046	84,000	89,873
4.500% due 08/01/2046	9,000	9,811
Ginnie Mae
0.842% due 06/16/2031	19	20
0.896% due 06/20/2065	4,176	4,144
0.951% due 10/20/2062	3,902	3,877
1.036% due 08/20/2065	2,280	2,251
1.042% due 02/16/2030	27	27
1.269% due 06/20/2066	2,000	1,990
1.356% due 07/20/2065	3,982	4,004
1.750% due 06/20/2023 - 06/20/2027	205	213
1.875% due 09/20/2025 - 07/20/2030	290	301
2.000% due 01/20/2024 - 12/20/2029	857	888
5.000% due 07/15/2034 - 06/15/2041	4,491	5,051
6.000% due 01/15/2024	1	2
7.500% due 03/15/2024 - 09/15/2025	3	4
8.000% due 01/15/2022 - 08/15/2024	9	10
9.500% due 01/20/2019 - 12/15/2021	2	2
Ginnie Mae, TBA
4.000% due 07/01/2046 - 08/01/2046	3,000	3,218
5.000% due 07/01/2046	3,000	3,338
Small Business Administration
7.970% due 01/25/2025	76	79

Total U.S. Government Agencies (Cost $413,296)		420,887

U.S. TREASURY OBLIGATIONS 37.3%
U.S. Treasury Bonds
2.500% due 02/15/2045 (f)	5,300	5,524
2.500% due 02/15/2046 (f)	2,300	2,397
2.500% due 05/15/2046 (f)	500	522
2.750% due 08/15/2042 (f)	7,300	8,052
2.750% due 11/15/2042 (f)	15,800	17,400
2.875% due 05/15/2043 (f)	9,000	10,130
2.875% due 08/15/2045 (j)	4,000	4,493
3.000% due 05/15/2042 (f)	5,500	6,360
3.000% due 11/15/2044 (f)(j)	16,000	18,415
3.125% due 02/15/2043	4,000	4,720
3.125% due 08/15/2044 (f)	16,900	19,910
3.375% due 05/15/2044 (f)	29,000	35,778
4.250% due 05/15/2039	1,200	1,678
4.375% due 11/15/2039 (f)	4,500	6,401
4.375% due 05/15/2040 (f)	4,400	6,266
4.500% due 08/15/2039 (j)	1,400	2,026
4.625% due 02/15/2040	3,200	4,708
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 (h)	1,035	1,051
0.125% due 04/15/2020 (h)	3,473	3,555
0.125% due 01/15/2023 (h)	4,664	4,731

0.375% due 07/15/2023 (h)	9,252	9,579
0.750% due 02/15/2042	106	106
0.750% due 02/15/2045	6,095	6,140
1.000% due 02/15/2046	808	874
1.375% due 02/15/2044	1,232	1,427
1.750% due 01/15/2028	7,925	9,279
2.000% due 01/15/2026	21,936	25,841
2.375% due 01/15/2025	25,509	30,495
2.500% due 01/15/2029	19,610	24,887
3.625% due 04/15/2028	1,479	2,050
3.875% due 04/15/2029	13,242	19,104

Total U.S. Treasury Obligations (Cost $270,572)		293,899

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.0%
American Home Mortgage Investment Trust
2.978% due 02/25/2045	692	693
BAMLL Commercial Mortgage Securities Trust
1.662% due 01/15/2028	5,900	5,908
Banc of America Funding Trust
2.926% due 05/25/2035	740	757
BBCCRE Trust
3.966% due 08/10/2033	4,600	4,961
BCRR Trust
5.858% due 07/17/2040	1,400	1,430
Bear Stearns Adjustable Rate Mortgage Trust
2.797% due 04/25/2033	254	255
2.843% due 01/25/2035	2,095	2,062
3.169% due 02/25/2036 ^	792	749
Bear Stearns ALT-A Trust
2.902% due 09/25/2035	331	278
2.913% due 05/25/2035	2,200	2,121
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	376	383
5.700% due 06/11/2050	3,890	4,020
5.910% due 06/11/2040	10,416	10,756
Bear Stearns Mortgage Funding Trust
0.643% due 01/25/2037	7,482	6,145
Citigroup Commercial Mortgage Trust
5.901% due 12/10/2049	1,900	1,956
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035	267	263
2.760% due 09/25/2035	842	835
Countrywide Alternative Loan Trust
0.633% due 05/25/2047	1,319	1,057
Countrywide Home Loan Mortgage Pass-Through Trust
2.592% due 02/20/2036 ^	407	359
2.823% due 02/20/2035	22	22
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	15,209	15,298
5.383% due 02/15/2040	887	896
Credit Suisse First Boston Mortgage Securities Corp.
2.738% due 09/25/2033	3,777	3,797
4.903% due 06/25/2032	53	52
Credit Suisse Mortgage Capital Certificates
2.896% due 01/27/2036	2,290	2,258
DLJ Acceptance Trust
11.000% due 08/01/2019	2	2
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039	1,931	1,949
GS Mortgage Securities Corp.
2.465% due 11/10/2045 (a)	1,132	102
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	2	3
HomeBanc Mortgage Trust
0.703% due 03/25/2035	5,267	4,479
0.723% due 10/25/2035	4,040	3,731
IndyMac Adjustable Rate Mortgage Trust
1.969% due 01/25/2032	17	17
IndyMac Mortgage Loan Trust
2.927% due 11/25/2035 ^	1,563	1,294
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048	3,200	3,432
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047	3,298	3,327
5.420% due 01/15/2049	449	456
5.440% due 06/12/2047	1,110	1,127
JPMorgan Commercial Mortgage-Backed Securities Trust
5.702% due 03/18/2051	1,700	1,720
JPMorgan Mortgage Trust
2.870% due 07/25/2035	983	965
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	566	572
5.485% due 03/12/2051	2,900	2,948
Morgan Stanley Bank of America Merrill Lynch Trust
3.557% due 12/15/2047	1,700	1,842

Morgan Stanley Capital Trust
3.560% due 07/13/2029	2,000	2,092
5.319% due 12/15/2043	10,138	10,209
5.610% due 04/15/2049	466	467
Morgan Stanley Mortgage Loan Trust
2.546% due 06/25/2036	5,584	5,404
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045	1,396	1,421
Nomura Resecuritization Trust
0.646% due 12/26/2035	2,767	2,521
Prime Mortgage Trust
0.853% due 02/25/2034	158	149
RBSSP Resecuritization Trust
0.696% due 02/26/2037	2,333	2,197
2.303% due 12/25/2035	3,391	3,400
Residential Funding Mortgage Securities, Inc. Trust
3.911% due 02/25/2036 ^	326	296
Sequoia Mortgage Trust
1.088% due 04/19/2027	1,038	970
Structured Asset Mortgage Investments Trust
1.108% due 09/19/2032	180	175
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.688% due 02/25/2032	31	30
2.694% due 01/25/2032	24	23
5.460% due 07/25/2034	9,301	9,652
UBS-Citigroup Commercial Mortgage Trust
2.804% due 01/10/2045	350	351
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043	3,800	3,861
WaMu Mortgage Pass-Through Certificates Trust
0.743% due 10/25/2045	419	390
1.637% due 11/25/2042	148	137
Wells Fargo Mortgage-Backed Securities Trust
0.953% due 07/25/2037 ^	243	211
2.841% due 01/25/2035	19	19
2.855% due 03/25/2036	1,411	1,386
2.952% due 12/25/2034	1,252	1,262
Wells Fargo-RBS Commercial Mortgage Trust
2.684% due 11/15/2044	76	76

Total Non-Agency Mortgage-Backed Securities (Cost $139,547)		141,976

ASSET-BACKED SECURITIES 6.1%
AmeriCredit Automobile Receivables Trust
1.520% due 06/10/2019	2,000	2,004
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.903% due 01/25/2036	4,137	3,902
1.153% due 05/25/2034	160	159
Asset-Backed Securities Corp. Home Equity Loan Trust
1.687% due 08/15/2033	2,900	2,774
Dell Equipment Finance Trust
0.530% due 10/24/2016	240	240
1.348% due 12/22/2017	2,000	2,001
EMC Mortgage Loan Trust
1.186% due 05/25/2040	560	511
First Franklin Mortgage Loan Trust
0.713% due 11/25/2036	4,535	4,489
0.963% due 09/25/2035	695	694
Fremont Home Loan Trust
0.513% due 01/25/2037	60	30
GM Financial Automobile Leasing Trust
0.640% due 05/22/2017	5,789	5,789
Home Equity Asset Trust
1.353% due 11/25/2034	1,857	1,814
MASTR Asset-Backed Securities Trust
1.143% due 03/25/2035	3,700	3,376
Morgan Stanley IXIS Real Estate Capital Trust
0.503% due 11/25/2036	18	8
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.953% due 07/25/2035	1,130	1,120
Residential Asset Securities Corp. Trust
0.723% due 04/25/2036	7,378	7,133
Securitized Asset-Backed Receivables LLC Trust
0.513% due 12/25/2036 ^	735	226
SpringCastle America Funding LLC
2.700% due 05/25/2023	5,492	5,512
Structured Asset Investment Loan Trust
1.353% due 09/25/2034	2,022	1,947
1.578% due 07/25/2033	2,850	2,729

VOLT LLC
4.250% due 03/26/2046	1,896	1,901

Total Asset-Backed Securities (Cost $47,147)		48,359

	SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)	4,000	4,751

Total Preferred Securities (Cost $4,120)		4,751

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (e) 0.6%		4,578

Total Short-Term Instruments (Cost $4,578)		4,578

Total Investments in Securities (Cost $1,150,940)		1,202,521

INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	117,673	1,163

Total Short-Term Instruments (Cost $1,163)		1,163

Total Investments in Affiliates (Cost $1,163)		1,163

Total Investments 152.9% (Cost $1,152,103)		$1,203,684
Financial Derivative Instruments (g)(i) (0.2)% (Cost or Premiums, net $(3,806))		(1,200)
Other Assets and Liabilities, net (52.7)%		(415,293)

Net Assets 100.0%		$787,191

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$4,578	U.S. Treasury Notes 1.000% due 05/15/2018	$(4,674)	$4,578	$4,578

Total Repurchase Agreements						$(4,674)	$4,578	$4,578

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.570%	04/15/2016	07/15/2016	$(20,702)	$(20,727)
BOS	0.600	06/16/2016	07/08/2016	(4,777)	(4,779)
	0.630	06/17/2016	07/08/2016	(423)	(423)
	0.780	06/28/2016	07/05/2016	(525)	(525)
	1.030	06/28/2016	07/05/2016	(6,738)	(6,738)
GRE	0.580	05/06/2016	07/06/2016	(7,301)	(7,307)
	0.580	05/19/2016	07/19/2016	(4,625)	(4,629)
	0.590	05/03/2016	08/03/2016	(10,464)	(10,474)
	0.620	05/03/2016	07/08/2016	(13,703)	(13,717)
	0.620	06/10/2016	07/19/2016	(2,795)	(2,796)
	0.630	05/20/2016	07/13/2016	(206)	(206)
	0.630	06/14/2016	07/14/2016	(7,722)	(7,724)
	0.640	06/21/2016	07/05/2016	(416)	(416)

Total Reverse Repurchase Agreements					$(80,461)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.580%	06/09/2016	07/11/2016	$(10,430)	$(10,436)
NOM	0.590	05/27/2016	07/07/2016	(9,893)	(9,900)
UBS	0.600	06/21/2016	07/05/2016	(2,329)	(2,329)

Total Sale-Buyback Transactions					$(22,665)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(83,704) at a weighted average interest rate of 0.560%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	6.000%	07/01/2046	$4,000	$(4,564)	$(4,575)

Total Short Sales				$(4,564)	$(4,575)

(f)	Securities with an aggregate market value of $107,902 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$110.000	08/26/2016	252	$2	$0
Put - CBOT U.S. Treasury 5-Year Note September Futures	115.000	08/26/2016	115	1	1

				$3	$1

Total Purchased Options				$3	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$132.000	07/22/2016	126	$(37)	$(31)

Total Written Options				$(37)	$(31)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	193	$(236)	$0	$(10)
90-Day Eurodollar June Futures	Short	06/2017	275	(654)	0	(14)
90-Day Eurodollar March Futures	Short	03/2017	59	(54)	0	(3)
90-Day Eurodollar March Futures	Short	03/2018	757	(975)	0	(28)
90-Day Eurodollar September Futures	Short	09/2018	799	(950)	0	(20)
U.S. Treasury 5-Year Note September Futures	Long	09/2016	1,335	3,002	104	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	336	147	11	(26)
U.S. Treasury 30-Year Bond September Futures	Long	09/2016	168	1,165	0	(107)

Total Futures Contracts				$1,445	$115	$(208)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/15/2018	$50,000	$(511)	$(162)	$0	$(15)
Receive	3-Month USD-LIBOR	2.000	12/16/2019	84,000	(3,324)	(2,875)	0	(24)
Receive	3-Month USD-LIBOR	2.000	06/15/2021	39,100	(1,963)	(642)	0	(2)
Receive	3-Month USD-LIBOR *	1.450	06/28/2021	26,400	(88)	(40)	12	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022	3,800	(274)	(290)	2	0
Receive	3-Month USD-LIBOR	2.350	08/05/2025	11,900	(1,148)	(1,081)	21	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026	46,800	(3,905)	(3,797)	92	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045	80,600	(17,017)	(22,064)	895	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	4,200	(640)	(452)	46	0

					$(28,870)	$(31,403)	$1,068	$(41)

Total Swap Agreements					$(28,870)	$(31,403)	$1,068	$(41)

*	This security has a forward starting effective date.

(h)	Securities with an aggregate market value of $12,058 and cash of $5,545 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	07/05/2016	$105,600	$39	$0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016	800	7	7
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	68,600	22	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	167,200	61	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	1,500	147	43
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	12,700	180	288
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	38,900	13	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016	8,300	70	64
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	3,100	211	27
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	1,400	140	43
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	14,900	6	0

							$896	$472

Total Purchased Options							$896	$472

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$7,000	$(59)	$(1)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,900	(151)	(2)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,500	(84)	(1)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	0
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(65)	(1)

						$(378)	$(5)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016	$1,600	$(7)	$(7)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	6,400	(143)	(23)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	12,700	(66)	(99)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	12,700	(115)	(183)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016	16,600	(71)	(63)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	13,800	(214)	(10)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	6,300	(140)	(23)

							$(756)	$(408)

Total Written Options							$(1,134)	$(413)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	Devon Energy Corp.	1.000%	12/20/2020	2.266%	$1,500	$(258)	$179	$0	$(79)
MYC	Anadarko Petroleum Corp.	1.000	12/20/2020	2.287	600	(82)	50	0	(32)

						$(340)	$229	$0	$(111)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$7,400	$(497)	$221	$0	$(276)
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057	2,300	(145)	59	0	(86)
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	1,833	0	14	14	0
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	2,700	(208)	107	0	(101)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	6,300	(424)	102	0	(322)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	4,300	(546)	111	0	(435)
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	3,954	0	29	29	0
JPS	CMBX.NA.AAA.8 Index	0.500	10/17/2057	8,000	(567)	269	0	(298)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	300	(21)	10	0	(11)
MYC	CMBX.NA.AAA.8 Index	0.500	10/17/2057	4,000	(297)	148	0	(149)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	2,500	(217)	33	0	(184)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	2,300	(272)	39	0	(233)

					$(3,194)	$1,142	$43	$(2,095)

Total Swap Agreements					$(3,534)	$1,371	$43	$(2,206)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $2,153 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$6,252	$0	$6,252
Corporate Bonds & Notes
Banking & Finance	0	125,838	0	125,838
Industrials	1,996	99,286	1,918	103,200
Utilities	0	16,658	0	16,658
Municipal Bonds & Notes
California	0	21,376	0	21,376
Florida	0	79	0	79
Illinois	0	7,733	0	7,733
Iowa	0	433	0	433
Massachusetts	0	112	0	112
Ohio	0	2,751	0	2,751
Tennessee	0	3,639	0	3,639
U.S. Government Agencies	0	418,897	1,990	420,887
U.S. Treasury Obligations	0	293,899	0	293,899
Non-Agency Mortgage-Backed Securities	0	141,973	3	141,976
Asset-Backed Securities	0	48,359	0	48,359
Preferred Securities
Banking & Finance	0	4,751	0	4,751
Short-Term Instruments
Repurchase Agreements	0	4,578	0	4,578
	$1,996	$1,196,614	$3,911	$1,202,521

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,163	$0	$0	$1,163

Total Investments	$3,159	$1,196,614	$3,911	$1,203,684

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,575)	$0	$(4,575)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	115	1,069	0	1,184
Over the counter	0	515	0	515
	$115	$1,584	$0	$1,699

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(208)	(72)	0	(280)
Over the counter	0	(2,619)	0	(2,619)

	$(208)	$(2,691)	$0	$(2,899)

Totals	$3,066	$1,190,932	$3,911	$1,197,909

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund III

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 138.8%
BANK LOAN OBLIGATIONS 0.2%
Dell, Inc.
3.750% due 10/29/2018		$1,066	$1,067
FCA US LLC
3.500% due 05/24/2017		1,472	1,473

Total Bank Loan Obligations (Cost $2,537)			2,540

CORPORATE BONDS & NOTES 28.9%
BANKING & FINANCE 20.4%
Ally Financial, Inc.
2.750% due 01/30/2017		500	504
3.500% due 07/18/2016		1,500	1,502
5.500% due 02/15/2017		2,000	2,033
6.250% due 12/01/2017		2,850	2,992
American Express Bank FSB
6.000% due 09/13/2017		3,700	3,899
American International Group, Inc.
4.125% due 02/15/2024		1,700	1,797
Banco de Credito e Inversiones
3.000% due 09/13/2017		2,000	2,027
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	1,200	366
4.750% due 01/15/2018 ^		1,000	305
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$100	102
Bank of America Corp.
0.412% due 05/23/2017	EUR	500	554
2.650% due 04/01/2019		$4,400	4,514
3.300% due 01/11/2023		1,200	1,237
4.000% due 04/01/2024		1,400	1,497
5.650% due 05/01/2018		3,000	3,216
6.400% due 08/28/2017		4,000	4,222
6.875% due 04/25/2018		1,800	1,966
Bank of America N.A.
6.000% due 10/15/2036		4,600	5,892
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	3,500	5,661
BBVA Bancomer S.A.
6.500% due 03/10/2021		$2,100	2,315
7.250% due 04/22/2020		3,300	3,655
Bear Stearns Cos. LLC
6.400% due 10/02/2017		8,000	8,501
Blackstone CQP Holdco LP
9.296% due 03/19/2019		1,562	1,562
Caixa Economica Federal
2.375% due 11/06/2017		2,000	1,964
Cantor Fitzgerald LP
6.500% due 06/17/2022		2,800	2,960
CIT Group, Inc.
4.250% due 08/15/2017		300	306
5.250% due 03/15/2018		6,900	7,126
5.500% due 02/15/2019		4,600	4,824
Citigroup, Inc.
1.587% due 06/07/2019		1,900	1,904
2.011% due 03/30/2021		700	705
2.050% due 06/07/2019		700	706
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	1,450	1,887
8.375% due 07/26/2016 (f)		$1,300	1,307
8.400% due 06/29/2017 (f)		200	210
Credit Agricole S.A.
7.500% due 06/23/2026 (f)	GBP	2,500	3,000
8.375% due 10/13/2019 (f)		$2,600	2,916
Credit Suisse Group Funding Guernsey Ltd.
2.923% due 04/16/2021		3,200	3,228
3.750% due 03/26/2025		1,900	1,864
3.800% due 09/15/2022		2,700	2,716
Crown Castle International Corp.
5.250% due 01/15/2023		2,600	2,928
Deutsche Bank AG
3.375% due 05/12/2021		2,700	2,713
Ford Motor Credit Co. LLC
1.413% due 01/17/2017		11,400	11,417
8.000% due 12/15/2016		3,500	3,607

General Motors Financial Co., Inc.
3.150% due 01/15/2020		2,300	2,330
4.375% due 09/25/2021		1,400	1,479
Goldman Sachs Group, Inc.
3.750% due 05/22/2025		4,200	4,397
HCP, Inc.
4.000% due 12/01/2022		1,700	1,768
Hospitality Properties Trust
4.250% due 02/15/2021		800	835
HSBC Holdings PLC
6.000% due 09/29/2023 (f)	EUR	200	214
6.375% due 03/30/2025 (f)		$800	764
ING Bank NV
2.625% due 12/05/2022		2,200	2,305
International Lease Finance Corp.
6.750% due 09/01/2016		2,000	2,011
JPMorgan Chase & Co.
2.400% due 06/07/2021		3,800	3,855
3.625% due 05/13/2024		2,700	2,871
3.900% due 07/15/2025		2,600	2,813
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		6,500	6,867
KEB Hana Bank
3.125% due 06/26/2017		1,900	1,934
Lloyds Bank PLC
1.408% due 08/17/2018		4,000	3,991
11.875% due 12/16/2021	EUR	2,500	2,906
12.000% due 12/16/2024 (f)		$7,800	10,657
Macquarie Bank Ltd.
6.625% due 04/07/2021		1,825	2,112
Mizuho Bank Ltd.
1.090% due 09/25/2017		500	499
MMcapS Funding Ltd.
0.930% due 12/26/2039		355	256
Morgan Stanley
2.450% due 02/01/2019		2,100	2,141
Navient Corp.
8.780% due 09/15/2016	MXN	8,500	467
Nykredit Realkredit A/S
1.000% due 04/01/2017	DKK	14,200	2,142
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$700	685
7.250% due 12/15/2021		600	577
Piper Jaffray Cos.
5.060% due 10/09/2018		1,000	1,011
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	45,700	6,869
2.000% due 01/01/2017		8,900	1,343
2.000% due 04/01/2017		34,000	5,162
Rio Oil Finance Trust
9.250% due 07/06/2024		$1,089	941
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (f)		4,400	4,730
Springleaf Finance Corp.
6.900% due 12/15/2017		2,500	2,597
Sumitomo Mitsui Financial Group, Inc.
2.337% due 03/09/2021		2,600	2,655
UBS AG
1.233% due 06/01/2017		1,700	1,701
1.523% due 06/01/2020		600	599
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021		5,000	5,106
Unibail-Rodamco SE
1.403% due 04/16/2019		5,500	5,472
Wells Fargo & Co.
2.500% due 03/04/2021		2,600	2,668
2.550% due 12/07/2020		4,000	4,118

			224,455

INDUSTRIALS 5.4%
Apple, Inc.
2.850% due 05/06/2021		1,300	1,374
Charter Communications Operating LLC
3.579% due 07/23/2020		5,000	5,233
Continental Airlines Pass-Through Trust
6.900% due 07/02/2018		110	112
Devon Energy Corp.
3.250% due 05/15/2022		1,500	1,457
5.000% due 06/15/2045		1,500	1,405
Diamond 1 Finance Corp.
4.420% due 06/15/2021		600	617
5.450% due 06/15/2023		1,000	1,038
Dynegy, Inc.
6.750% due 11/01/2019		1,900	1,914

General Motors Co.
4.875% due 10/02/2023		2,000	2,129
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,500	1,596
4.500% due 12/06/2016	JPY	1,200	11
Kinder Morgan, Inc.
5.000% due 02/15/2021		$2,000	2,110
5.300% due 12/01/2034		1,400	1,373
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		1,867	1,717
MPLX LP
4.875% due 06/01/2025		600	588
Oracle Corp.
2.650% due 07/15/2026 (a)		2,200	2,205
President and Fellows of Harvard College
6.500% due 01/15/2039		2,600	4,064
Regency Energy Partners LP
4.500% due 11/01/2023		2,900	2,837
Rohm & Haas Co.
6.000% due 09/15/2017		574	605
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026		3,000	3,000
Statoil ASA
1.092% due 11/08/2018		19,900	19,798
Williams Partners LP
3.900% due 01/15/2025		2,853	2,599
5.100% due 09/15/2045		1,700	1,464

			59,246

UTILITIES 3.1%
AT&T, Inc.
2.800% due 02/17/2021		2,000	2,054
Dominion Resources, Inc.
4.450% due 03/15/2021		2,400	2,654
Duke Energy Corp.
3.750% due 04/15/2024		3,000	3,228
Genesis Energy LP
5.625% due 06/15/2024		2,000	1,830
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		785	228
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		532	100
Pacific Gas & Electric Co.
2.450% due 08/15/2022		2,660	2,722
Petrobras Global Finance BV
4.375% due 05/20/2023		900	733
6.250% due 03/17/2024		300	268
6.750% due 01/27/2041		400	323
6.850% due 06/05/2115		800	612
6.875% due 01/20/2040		500	408
7.875% due 03/15/2019		1,020	1,056
8.375% due 05/23/2021		1,700	1,759
Shell International Finance BV
4.375% due 05/11/2045		1,000	1,087
Verizon Communications, Inc.
2.406% due 09/14/2018		14,500	14,867
3.000% due 11/01/2021		700	735

			34,664

Total Corporate Bonds & Notes (Cost $314,919)			318,365

MUNICIPAL BONDS & NOTES 3.6%
CALIFORNIA 2.0%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		1,000	1,480
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		300	482
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		1,000	1,424
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		800	1,213
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		5,100	8,067
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		1,700	2,299
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		100	142
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025		2,500	3,069
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036		1,000	1,430
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		800	1,153

Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	600	803
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	233

		21,795

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	1,500	2,002

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,100	1,350
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	262
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	1,900	1,931

		3,543

MASSACHUSETTS 0.2%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	1,600	1,983

NEBRASKA 0.3%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,400	3,152

NEVADA 0.1%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	800	1,237

NEW YORK 0.5%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	4,000	5,574

Total Municipal Bonds & Notes (Cost $32,438)		39,286

U.S. GOVERNMENT AGENCIES 38.8%
Fannie Mae
0.513% due 07/25/2037	724	710
0.703% due 05/25/2037	48	48
0.813% due 03/25/2037	74	74
1.053% due 05/25/2040	1,770	1,777
1.610% due 07/01/2044	133	136
2.128% due 08/01/2035	1,182	1,224
2.199% due 08/01/2035	293	312
2.216% due 01/01/2035	185	193
2.310% due 08/01/2022	200	208
2.395% due 09/01/2034	138	145
2.396% due 07/01/2035	1,106	1,163
2.504% due 09/01/2035	51	54
2.557% due 05/25/2035	136	144
2.627% due 09/01/2037	38	41
2.695% due 04/01/2038	233	247
2.707% due 07/01/2034	8	9
2.747% due 03/01/2033	12	12
2.870% due 09/01/2027	3,400	3,536
2.902% due 04/01/2038	69	73
2.982% due 04/01/2038	64	68
3.500% due 10/01/2025 - 11/01/2025	577	615
4.000% due 12/01/2018 - 11/01/2030	1,075	1,146
4.500% due 08/01/2018 - 10/01/2042	3,127	3,408
5.000% due 03/01/2034 - 02/01/2041	431	487
5.500% due 12/01/2018 - 07/01/2041	34,641	39,135
5.870% due 02/01/2031	1	1
6.000% due 11/01/2016 - 09/01/2039	5,441	6,233
6.500% due 01/01/2026 - 06/25/2044	96	111
7.500% due 02/01/2027	88	98
Fannie Mae, TBA
3.000% due 07/01/2031 - 08/01/2046	70,000	72,743
3.500% due 07/01/2031 - 08/01/2046	81,000	85,409
4.000% due 08/01/2046	69,000	73,907
4.500% due 08/01/2046	24,000	26,185
6.000% due 07/01/2046	3,000	3,431
Freddie Mac
1.152% due 10/15/2037	24	24
2.569% due 12/01/2022	15	15
2.818% due 07/01/2030	9	10
2.908% due 04/01/2033	3	3
2.933% due 04/01/2038	269	285
3.033% due 08/15/2032	107	111

3.500% due 10/01/2025 - 11/01/2025	131	140
4.000% due 08/01/2030 - 02/01/2041	596	645
4.500% due 02/01/2029 - 01/01/2036	1,480	1,616
5.000% due 10/01/2039	42	48
5.500% due 06/01/2019 - 01/01/2039	1,113	1,250
6.000% due 07/01/2016 - 05/01/2040	4,994	5,695
6.500% due 12/01/2016 - 05/15/2032	4,253	4,889
7.000% due 02/15/2027 - 07/01/2029	456	518
7.500% due 09/01/2025	5	5
Freddie Mac, TBA
3.500% due 07/01/2046 - 08/01/2046	13,000	13,694
4.000% due 07/01/2046 - 08/01/2046	40,000	42,797
4.500% due 08/01/2046	11,000	11,992
Ginnie Mae
1.036% due 05/20/2065	1,468	1,450
1.042% due 02/16/2030	34	35
1.750% due 06/20/2022	55	57
1.875% due 09/20/2023 - 08/20/2027	105	109
2.000% due 01/20/2024 - 02/20/2032	597	623
4.000% due 09/20/2040	66	72
5.000% due 03/15/2033 - 05/15/2042	3,599	4,032
6.000% due 04/15/2037	38	44
7.000% due 08/15/2031 - 02/20/2032	11	13
Ginnie Mae, TBA
3.500% due 08/01/2046	3,000	3,180
4.000% due 07/01/2046 - 08/01/2046	9,000	9,630
5.000% due 07/01/2046	1,000	1,112
Small Business Administration
5.130% due 09/01/2023	117	128
5.520% due 06/01/2024	628	693

Total U.S. Government Agencies (Cost $422,572)		427,998

U.S. TREASURY OBLIGATIONS 45.0%
U.S. Treasury Bonds
2.500% due 02/15/2045	7,100	7,401
2.500% due 02/15/2046 (h)(l)	6,100	6,358
2.750% due 08/15/2042	5,000	5,515
2.750% due 11/15/2042	14,600	16,079
2.875% due 05/15/2043	2,600	2,926
2.875% due 08/15/2045	28,200	31,675
3.000% due 05/15/2042	3,000	3,469
3.000% due 11/15/2044	18,100	20,832
3.000% due 05/15/2045	3,100	3,567
3.125% due 08/15/2044 (h)	28,400	33,459
3.375% due 05/15/2044 (h)	58,600	72,295
4.250% due 05/15/2039	1,700	2,378
4.375% due 11/15/2039	13,100	18,635
4.375% due 05/15/2040	700	997
4.500% due 08/15/2039	2,700	3,906
4.625% due 02/15/2040	1,100	1,618
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 (j)	1,345	1,366
0.125% due 04/15/2019 (j)	1,327	1,356
0.125% due 07/15/2022 (j)	12,691	12,992
0.125% due 01/15/2023	1,036	1,051
0.375% due 07/15/2023 (j)	6,579	6,812
0.625% due 07/15/2021	5,838	6,152
0.625% due 01/15/2026 (h)	2,718	2,865
0.750% due 02/15/2045	10,870	10,950
1.375% due 02/15/2044	2,156	2,498
1.750% due 01/15/2028	33,572	39,307
2.000% due 01/15/2026	23,865	28,113
2.375% due 01/15/2025	25,763	30,798
2.375% due 01/15/2027	13,879	17,059
2.500% due 01/15/2029	6,574	8,343
3.625% due 04/15/2028	1,183	1,640
3.875% due 04/15/2029	6,694	9,657
U.S. Treasury Notes
1.375% due 03/31/2020 (j)(l)	1,300	1,325
1.750% due 09/30/2022 (j)(l)	6,400	6,606
2.000% due 10/31/2021 (j)(l)	3,800	3,982
2.250% due 11/15/2024 (h)(j)	49,800	53,152
2.375% due 08/15/2024 (j)(l)	1,300	1,400
2.500% due 05/15/2024 (j)	9,500	10,323
2.750% due 02/15/2024 (j)(l)	7,000	7,730

Total U.S. Treasury Obligations (Cost $456,237)		496,587

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%
Banc of America Commercial Mortgage Trust
5.790% due 04/10/2049	217	219
Banc of America Mortgage Trust
2.837% due 09/25/2034	2,382	2,329
BCAP LLC Trust
5.207% due 03/26/2037	403	389

BCRR Trust
5.858% due 07/17/2040		1,450	1,481
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		752	765
Bear Stearns Structured Products, Inc. Trust
2.690% due 12/26/2046		1,004	749
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		72	72
Countrywide Alternative Loan Trust
0.623% due 05/25/2047		1,036	858
0.628% due 02/20/2047 ^		2,636	1,667
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,130	2,143
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019		338	337
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039		2,503	2,526
HarborView Mortgage Loan Trust
3.182% due 07/19/2035		478	467
HSI Asset Loan Obligation Trust
3.128% due 09/25/2037 ^		4,539	3,644
IndyMac Adjustable Rate Mortgage Trust
1.969% due 01/25/2032		8	8
IndyMac Mortgage Loan Trust
2.790% due 01/25/2036 ^		1,704	1,420
3.219% due 01/25/2037 ^		4,720	4,587
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		3,209	3,238
5.420% due 01/15/2049		108	109
5.440% due 06/12/2047		1,901	1,930
JPMorgan Commercial Mortgage-Backed Securities Trust
5.702% due 03/18/2051		1,800	1,821
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^		3,631	2,684
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		1,701	1,726
5.858% due 07/15/2040		69	70
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		3,320	3,293
MASTR Alternative Loan Trust
5.000% due 11/25/2018		870	871
MASTR Asset Securitization Trust
4.500% due 11/25/2018		247	249
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		485	490
5.485% due 03/12/2051		3,000	3,049
Morgan Stanley Bank of America Merrill Lynch Trust
3.150% due 03/15/2048		5,000	5,290
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		1,067	1,087
Residential Accredit Loans, Inc. Trust
0.638% due 08/25/2036		3,418	2,730
0.643% due 07/25/2036		3,052	2,387
Structured Asset Mortgage Investments Trust
0.583% due 03/25/2037		2,172	1,633
Thornburg Mortgage Securities Trust
4.352% due 10/25/2046		2,537	2,415
Wachovia Bank Commercial Mortgage Trust
5.308% due 11/15/2048		120	120
5.342% due 12/15/2043		4,000	4,064
5.509% due 04/15/2047		7,139	7,244
6.147% due 02/15/2051		107	110
WaMu Mortgage Pass-Through Certificates Trust
1.637% due 11/25/2042		129	119
2.734% due 03/25/2037		2,691	2,547
3.717% due 12/25/2036 ^		1,618	1,420
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 08/25/2037 ^		372	370

Total Non-Agency Mortgage-Backed Securities (Cost $75,082)			74,727

ASSET-BACKED SECURITIES 6.2%
ALESCO Preferred Funding Ltd.
0.972% due 12/23/2036		1,253	890
0.982% due 09/23/2036		1,387	943
1.392% due 09/23/2038		622	466
ARES CLO Ltd.
1.921% due 10/12/2023		2,500	2,493
Bear Stearns Asset-Backed Securities Trust
0.613% due 08/25/2036		765	682
Bosphorus CLO
1.430% due 10/15/2025	EUR	6,100	6,770
CELF Loan Partners PLC
0.119% due 05/03/2023	GBP	1,569	2,042
0.119% due 05/03/2023	EUR	1,392	1,524

Countrywide Asset-Backed Certificates
0.683% due 05/25/2037		$2,300	1,435
0.693% due 12/25/2031 ^		173	127
Countrywide Asset-Backed Certificates Trust
1.183% due 07/25/2035		7,100	6,136
GSAMP Trust
0.523% due 12/25/2036		383	204
HSI Asset Loan Obligation Trust
0.513% due 12/25/2036		301	116
JPMorgan Mortgage Acquisition Corp.
0.863% due 10/25/2035 ^		3,300	2,740
Lehman XS Trust
6.160% due 01/25/2036		4,898	3,616
Morgan Stanley ABS Capital, Inc. Trust
0.603% due 06/25/2036		4,999	4,497
1.703% due 07/25/2037		400	268
Morgan Stanley IXIS Real Estate Capital Trust
0.603% due 11/25/2036		11,577	5,211
Morgan Stanley Mortgage Loan Trust
0.813% due 04/25/2037		448	215
New Century Home Equity Loan Trust
3.453% due 01/25/2033 ^		2,005	1,773
Option One Mortgage Loan Trust
0.673% due 02/25/2037		5,721	3,303
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.253% due 12/25/2034		6,490	5,493
2.328% due 12/25/2034		6,460	5,058
Penta CLO S.A.
0.067% due 06/04/2024	EUR	196	216
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		$6,633	3,654
Residential Asset Securities Corp. Trust
0.603% due 08/25/2036		1,652	1,621
Tropic CDO Ltd.
0.948% due 07/15/2036		2,958	1,922
Wells Fargo Home Equity Asset-Backed Securities Trust
0.783% due 05/25/2036		5,300	4,303
1.043% due 11/25/2035		1,000	926
Wood Street CLO BV
0.107% due 11/22/2021	EUR	180	198

Total Asset-Backed Securities (Cost $68,930)			68,842

SOVEREIGN ISSUES 7.2%
Autonomous Community of Catalonia
4.300% due 11/15/2016		3,000	3,355
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$1,100	1,102
4.125% due 09/15/2017	EUR	1,000	1,125
Export-Import Bank of Korea
4.000% due 01/29/2021		$9,500	10,381
Italy Buoni Poliennali Del Tesoro
5.000% due 03/01/2025	EUR	2,800	4,093
Mexico Government International Bond
8.000% due 06/11/2020	MXN	73,600	4,412
8.500% due 12/13/2018		300,000	17,740
Province of Ontario
1.650% due 09/27/2019		$7,800	7,909
3.150% due 06/02/2022	CAD	8,400	7,153
4.000% due 10/07/2019		$4,400	4,793
4.000% due 06/02/2021	CAD	8,900	7,799
Province of Quebec
3.500% due 07/29/2020		$1,000	1,085
3.500% due 12/01/2022	CAD	3,000	2,607
4.250% due 12/01/2021		6,000	5,353

Total Sovereign Issues (Cost $83,657)			78,907

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		260,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 1.2%
BANKING & FINANCE 1.2%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)		2,000	2,376

GMAC Capital Trust
6.411% due 02/15/2040	111,400	2,765
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (f)	6,000	7,642

		12,783

INDUSTRIALS 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020	125	148

Total Preferred Securities (Cost $13,141)		12,931

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.9%
COMMERCIAL PAPER 0.7%
American Electric Power, Inc.
0.800% due 07/21/2016	$2,000	1,999
AutoNation, Inc.
1.300% due 07/26/2016	2,000	1,998
HP, Inc.
0.810% due 07/07/2016	3,300	3,300

		7,297

REPURCHASE AGREEMENTS (g) 0.2%		2,672

U.S. TREASURY BILLS 0.0%
0.197% due 07/21/2016 - 12/08/2016 (c)(d)	321	321

Total Short-Term Instruments (Cost $10,290)		10,290

Total Investments in Securities (Cost $1,479,803)		1,530,473

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	18,745	185

Total Short-Term Instruments (Cost $185)		185

Total Investments in Affiliates (Cost $185)		185

Total Investments 138.8% (Cost $1,479,988)		$1,530,658
Financial Derivative Instruments (i)(k) 0.2% (Cost or Premiums, net $(3,236))		2,533
Other Assets and Liabilities, net (39.0)%		(430,130)

Net Assets 100.0%		$1,103,061

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$2,672	U.S. Treasury Notes 0.750% due 12/31/2017	$(2,726)	$2,672	$2,672

Total Repurchase Agreements						$(2,726)	$2,672	$2,672

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.570%	04/15/2016	07/15/2016	$(2,210)	$(2,213)
BOS	0.580	06/15/2016	07/07/2016	(1,046)	(1,047)
BSN	0.580	04/18/2016	07/18/2016	(19,733)	(19,757)
GRE	0.580	05/06/2016	07/06/2016	(20,597)	(20,615)
	0.620	04/08/2016	07/08/2016	(21,152)	(21,182)
	0.630	04/13/2016	07/13/2016	(4,853)	(4,860)
	0.630	04/14/2016	07/14/2016	(1,686)	(1,688)
	0.640	06/21/2016	07/05/2016	(9,315)	(9,317)
JPS	0.320	06/06/2016	07/06/2016	(1,802)	(1,803)
RDR	0.600	04/19/2016	07/19/2016	(1,349)	(1,350)

Total Reverse Repurchase Agreements					$(83,832)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
UBS	0.600%	06/21/2016	07/05/2016	$(2,025)	$(2,025)

Total Sale-Buyback Transactions					$(2,025)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(85,645) at a weighted average interest rate of 0.573%.

(h)	Securities with an aggregate market value of $87,931 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$115.000	08/26/2016	104	$1	$1
Put - CBOT U.S. Treasury 5-Year Note September Futures	115.500	08/26/2016	139	1	1

				$2	$2

Total Purchased Options				$2	$2

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$132.000	07/22/2016	178	$(53)	$(44)

Total Written Options				$(53)	$(44)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	524	$(895)	$0	$(26)
90-Day Eurodollar June Futures	Short	06/2018	157	(234)	0	(6)
90-Day Eurodollar March Futures	Short	03/2017	649	(1,621)	0	(33)
90-Day Eurodollar March Futures	Short	03/2018	794	(2,083)	0	(30)
90-Day Eurodollar September Futures	Short	09/2018	833	(982)	0	(21)
Canada Government 10-Year Bond September Futures	Short	09/2016	94	(258)	21	(34)
Euro-BTP Italy Government Bond September Futures	Long	09/2016	294	345	299	0
Euro-Bund 10-Year Bond September Futures	Short	09/2016	25	(116)	0	(7)
U.S. Treasury 5-Year Note September Futures	Long	09/2016	2,436	4,915	190	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	133	27	0	(10)
U.S. Treasury 30-Year Bond September Futures	Long	09/2016	74	156	0	(49)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	714	(456)	24	(59)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	358	(471)	12	(36)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	52	(75)	0	(5)
United Kingdom Long Gilt September Futures	Short	09/2016	2	(16)	0	(1)

Total Futures Contracts				$(1,764)	$546	$(317)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$	5,000	$168	$46	$23	$0
CDX.IG-26 5-Year Index	1.000	06/20/2021		12,700	143	62	24	0
iTraxx Europe Main 25 5-Year Index	1.000	06/20/2021	EUR	10,500	91	49	51	0

					$402	$157	$98	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Year BRL-CDI	14.118%	08/01/2016	BRL	65,500	$0	$0	$0	$0
Receive	3-Month CAD-Bank Bill	2.700	12/19/2024	CAD	10,500	(1,039)	(317)	0	(9)
Receive	3-Month USD-LIBOR	2.000	12/16/2019	$	1,100	(44)	(38)	0	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		51,200	(2,420)	(2,642)	0	(6)
Receive	3-Month USD-LIBOR	2.000	06/15/2021		50,700	(2,533)	(820)	2	(2)
Receive	3-Month USD-LIBOR *	1.450	06/28/2021		34,800	(115)	(53)	16	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		45,900	(3,311)	(3,537)	25	0
Receive	3-Month USD-LIBOR	2.350	08/05/2025		13,800	(1,331)	(1,254)	25	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		11,900	(1,260)	(1,199)	22	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		18,300	(1,540)	(1,481)	34	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		109,600	(23,140)	(29,957)	1,216	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		7,800	(1,221)	(1,096)	85	0
Receive	6-Month GBP-LIBOR	1.500	12/16/2017	GBP	9,800	(185)	(163)	0	(7)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2018		4,300	(115)	(108)	0	(5)
Receive	6-Month GBP-LIBOR *	1.250	09/21/2018		23,300	(466)	(283)	0	(28)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		54,800	(732)	(606)	0	(66)
Receive	6-Month GBP-LIBOR *	0.750	12/21/2018		11,400	(80)	(68)	0	(14)
Pay	28-Day MXN-TIIE	4.060	08/24/2016	MXN	1,078,400	(24)	(141)	0	(5)
Pay	28-Day MXN-TIIE	4.388	07/28/2017		96,300	(24)	(24)	0	(5)
Pay	28-Day MXN-TIIE	5.840	09/14/2021		171,700	124	48	26	0
Pay	28-Day MXN-TIIE	5.608	10/08/2021		21,500	2	13	3	0
Pay	28-Day MXN-TIIE	5.825	01/12/2023		89,000	28	(27)	28	0

						$(39,426)	$(43,753)	$1,482	$(147)

Total Swap Agreements						$(39,024)	$(43,596)	$1,580	$(147)

*	This security has a forward starting effective date.
(4)	Unsettled variation margin asset of $88 for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $19,096 and cash of $2,739 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	08/2016	KRW	736,201		$618	$0	$(20)
	08/2016		$232	MYR	954	7	0
	09/2016	CNH	13,590		$2,065	32	0
BOA	07/2016	GBP	9,671		14,180	1,306	0
	07/2016		$14,256	GBP	10,715	8	0
	08/2016	GBP	10,715		$14,260	0	(8)
	08/2016	MXN	20,324		1,096	0	(11)
	08/2016	SGD	14,435		10,594	0	(117)
	08/2016		$1,484	KRW	1,752,116	35	0
	08/2016		230	MXN	4,323	6	0
	01/2017	DKK	55,235		$8,468	166	0
BPS	07/2016		14,415		2,159	8	0
	08/2016	AUD	950		702	0	(6)
	08/2016	EUR	1,857		2,049	0	(14)
	08/2016		$1,369	MXN	25,762	33	0
	09/2016		739	CNH	5,009	10	0
	10/2016	CNH	5,009		$737	0	(12)
	01/2018	BRL	121		35	3	0
BRC	08/2016	KRW	630,428		538	0	(8)
	08/2016	TWD	3,825		117	0	(2)
	08/2016		$4,599	AUD	6,241	49	0
	08/2016		204	KRW	241,189	5	0
CBK	07/2016	GBP	931		$1,319	80	0
	07/2016		$1,020	GBP	706	0	(80)
	08/2016	AUD	4,786		$3,549	0	(15)
	08/2016	EUR	344		387	5	0
	08/2016	JPY	150,800		1,401	0	(61)
	08/2016	KRW	1,785,750		1,500	0	(48)
	08/2016	MXN	55,208		2,953	0	(52)
	08/2016	MYR	4,881		1,181	0	(42)
	08/2016	SGD	3,947		2,878	0	(51)
	08/2016	THB	4,101		116	0	0
	08/2016		$10,690	AUD	14,318	24	(50)
	08/2016		4,595	EUR	4,088	0	(52)
	08/2016		38,366	JPY	4,023,500	642	0
	08/2016		1,720	KRW	2,027,875	38	0
	08/2016		1,216	MXN	22,660	19	(2)
	08/2016		911	MYR	3,731	24	0
	08/2016		2,279	SGD	3,098	19	0
DUB	08/2016		483	KRW	568,684	10	0
	09/2016		1,718	CNH	11,673	28	0
	12/2016		130		888	2	0
GLM	08/2016	AUD	3,988		$2,942	0	(28)
	08/2016	EUR	189		216	6	0
	08/2016	JPY	534,400		4,936	3	(248)
	08/2016	KRW	1,191		1	0	0
	08/2016	TWD	37,853		1,171	0	(6)
	08/2016		$65,423	EUR	57,286	0	(1,762)
	08/2016		7,580	JPY	828,900	456	0
	08/2016		3,651	RUB	244,834	132	0
	09/2016		1,350	CNH	9,155	19	0
	10/2016	CNH	9,155		$1,348	0	(21)
	10/2016	DKK	20,355		3,049	1	0
	10/2016		$4,306	CNH	29,443	95	0
	12/2016		2,772		18,837	35	0
HUS	08/2016	JPY	3,824,573		$35,425	0	(1,655)
	08/2016	SGD	2,159		1,588	0	(14)
	08/2016		$843	KRW	999,377	23	0
	09/2016		515	CNH	3,493	7	0
	10/2016	CNH	22,690		$3,439	56	(8)
	12/2016		18,837		2,835	28	0
JPM	07/2016	CAD	30,600		23,338	0	(347)
	07/2016	DKK	14,375		2,202	56	0
	07/2016	GBP	11,907		16,875	1,044	(21)
	07/2016		$12,787	GBP	8,955	0	(866)
	07/2016		4,391	RUB	282,922	21	0
	08/2016	AUD	9,080		$6,554	0	(209)
	08/2016	CHF	262		271	2	0
	08/2016	EUR	4,193		4,698	38	0
	08/2016	JPY	524,300		4,763	0	(320)
	08/2016	KRW	3,808,557		3,256	0	(45)
	08/2016	MXN	455,087		25,128	358	0
	08/2016	MYR	3,835		933	0	(28)
	08/2016	SGD	2,792		2,023	0	(49)
	08/2016	TWD	99,714		3,056	0	(45)
	08/2016		$6,300	AUD	8,473	10	0
	08/2016		12,329	EUR	10,956	0	(154)
	08/2016		4,502	GBP	3,349	0	(43)
	08/2016		1,223	JPY	132,800	64	0
	08/2016		423	KRW	499,394	10	0
	08/2016		257	MXN	4,777	3	0
	08/2016		1,017	MYR	4,197	35	0
	08/2016		1,331	SGD	1,793	0	0
	09/2016	CNH	2,821		$430	8	0
	09/2016	RUB	282,922		4,323	0	(19)
	09/2016		$3,076	CNH	20,893	50	0
	10/2016	CNH	2,821		$415	0	(6)
	12/2016		$2,970	CNH	20,414	72	0
	01/2018		35	BRL	121	0	(2)
MSB	12/2016	CNH	21,303		$3,202	27	0
NAB	07/2016	EUR	15,585		21,143	3,832	0
RBC	08/2016	KRW	683,789		586	0	(6)
SCX	07/2016		$340	MYR	1,386	8	0
	08/2016	KRW	1,978,699		$1,694	0	(22)
	08/2016		$2,103	CNH	13,804	0	(36)
	08/2016		1,722	KRW	2,032,726	40	0
	08/2016		877	MYR	3,624	31	0
	08/2016		1,172	TWD	37,891	6	0
	09/2016	CNH	42,060		$6,378	87	0
	09/2016		$2,949	CNH	20,074	55	0
	10/2016	CNH	10,246		$1,567	36	0
	10/2016		$962	CNH	6,426	0	(1)
SOG	07/2016		23,430	CAD	30,600	255	0
	08/2016	CAD	30,600		$23,433	0	(255)
	08/2016	KRW	18,429,952		15,790	0	(185)
	08/2016		$468	KRW	552,406	11	0
	08/2016		710	MYR	2,913	20	0
	08/2016		274	TWD	8,875	2	0
UAG	07/2016	RUB	282,922		$4,191	0	(221)
	07/2016		$4,261	GBP	2,968	0	(309)
	07/2016		393	MYR	1,603	9	0
	08/2016	EUR	70,872		$79,695	1,023	(87)
	08/2016	MYR	15,227		3,740	0	(76)
	08/2016		$14,765	EUR	13,306	22	0
	09/2016	CNH	21,564		$3,276	50	0
	09/2016		$1,425	CNH	9,738	31	0

Total Forward Foreign Currency Contracts						$10,736	$(7,745)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	07/05/2016	$141,100	$52	$0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016	10,100	83	83
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	74,600	24	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	223,300	81	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	1,800	176	52
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	14,600	207	331
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/01/2016	32,600	11	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016	11,600	98	90
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	3,800	259	33
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	30,500	11	0

							$1,002	$589

Total Purchased Options							$1,002	$589

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.050%	07/20/2016	EUR	8,400	$(16)	$(4)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	09/21/2016		1,300	(3)	(3)
CBK	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	09/21/2016		600	(1)	(1)
JPM	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	09/21/2016		1,300	(3)	(3)

							$(23)	$(11)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC AUD versus USD		$0.750	07/06/2016	AUD	2,900	$(12)	$(7)
BOA	Call - OTC GBP versus USD		1.383	08/09/2016	GBP	1,600	(14)	(11)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$400	(22)	(8)
BPS	Call - OTC USD versus KRW	KRW	1,209.000	09/29/2016		2,500	(21)	(22)
BRC	Put - OTC AUD versus USD		$0.709	07/01/2016	AUD	2,500	(15)	0
CBK	Call - OTC AUD versus USD		0.751	07/13/2016		4,100	(22)	(17)
DUB	Put - OTC USD versus KRW	KRW	1,150.000	07/27/2016		$3,900	(16)	(41)
	Call - OTC USD versus KRW		1,217.000	07/27/2016		3,900	(19)	(5)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		3,000	(160)	(35)
	Put - OTC USD versus MXN	MXN	18.300	08/09/2016		2,700	(21)	(48)
	Call - OTC USD versus MXN		19.800	08/09/2016		2,700	(18)	(8)
GLM	Call - OTC EUR versus USD		$1.133	07/01/2016	EUR	4,400	(22)	0
	Call - OTC USD versus JPY	JPY	105.000	08/08/2016		$3,900	(29)	(37)
	Put - OTC USD versus KRW	KRW	1,150.000	07/15/2016		2,600	(20)	(19)
	Put - OTC USD versus MXN	MXN	18.370	07/27/2016		1,300	(7)	(23)
	Put - OTC USD versus MXN		18.500	07/27/2016		2,200	(15)	(48)
	Call - OTC USD versus MXN		19.650	07/27/2016		1,300	(7)	(3)
	Call - OTC USD versus MXN		20.000	07/27/2016		2,200	(16)	(2)
HUS	Put - OTC AUD versus USD		$0.728	08/10/2016	AUD	4,100	(23)	(23)
	Call - OTC USD versus RUB	RUB	87.000	12/08/2016		$2,400	(103)	(13)
JPM	Put - OTC USD versus KRW	KRW	1,153.000	08/10/2016		8,800	(57)	(129)
	Call - OTC USD versus KRW		1,222.000	08/10/2016		8,800	(44)	(19)
NGF	Call - OTC GBP versus USD		$1.388	08/15/2016	GBP	1,900	(18)	(17)
SCX	Put - OTC USD versus KRW	KRW	1,138.000	08/12/2016		$2,400	(14)	(21)
	Call - OTC USD versus KRW		1,196.000	08/12/2016		2,400	(14)	(12)
SOG	Put - OTC USD versus KRW		1,133.000	07/11/2016		3,700	(24)	(6)
	Put - OTC USD versus KRW		1,159.000	07/29/2016		3,500	(22)	(53)
	Put - OTC USD versus KRW		1,149.000	08/02/2016		2,800	(17)	(32)
	Call - OTC USD versus KRW		1,207.000	08/02/2016		2,800	(12)	(7)
	Put - OTC USD versus KRW		1,139.000	08/05/2016		900	(5)	(7)
	Call - OTC USD versus KRW		1,197.000	08/05/2016		900	(4)	(3)
UAG	Call - OTC AUD versus USD		$0.773	07/01/2016	AUD	2,500	(12)	0
	Call - OTC EUR versus USD		1.128	08/08/2016	EUR	6,900	(47)	(47)
	Call - OTC GBP versus USD		1.378	07/29/2016	GBP	3,800	(33)	(23)
WST	Call - OTC AUD versus USD		0.752	07/15/2016	AUD	5,100	(34)	(21)

							$(939)	$(767)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$6,500	$(55)	$(1)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	15,700	(140)	(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,400	(83)	(1)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	(17)	0

						$(295)	$(3)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770%	12/21/2016	$20,200	$(83)	$(83)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	7,800	(174)	(28)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	14,600	(76)	(114)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	14,600	(132)	(210)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016	23,200	(99)	(88)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	16,800	(260)	(13)

							$(824)	$(536)

Total Written Options							$(2,081)	$(1,317)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BPS	Dominion Resources, Inc.	(1.000)%	06/20/2021	0.462%	$2,400	$(78)	$14	$0	$(64)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	03/20/2019	0.951%		$2,500	$13	$(9)	$4	$0
BPS	Petrobras Global Finance BV	1.000	12/20/2019	5.720		1,400	(140)	(66)	0	(206)
BRC	Goldman Sachs Group, Inc.	1.000	06/20/2021	1.092		1,000	(9)	5	0	(4)
FBF	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.008		900	(4)	4	0	0
	Tesco PLC	1.000	12/20/2020	2.536	EUR	2,000	(193)	49	0	(144)
GST	Morgan Stanley	1.000	12/20/2020	1.013		$100	0	0	0	0
JPM	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.008		700	(3)	3	0	0
MYC	Mexico Government International Bond	1.000	03/20/2019	0.951		15,000	80	(56)	24	0

							$(256)	$(70)	$28	$(354)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$3,200	$(99)	$16	$0	$(83)
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	1,061	0	8	8	0
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	8,100	(645)	343	0	(302)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	1,700	(166)	79	0	(87)
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	2,218	0	16	16	0
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	9,300	(632)	285	0	(347)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	2,600	(201)	10	0	(191)
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	4,212	(29)	20	0	(9)

					$(1,772)	$777	$24	$(1,019)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GLM	Pay	USD versus BRL 1-Year ATM Implied Volatility	22.450%	07/13/2016	$800	$0	$35	$35	$0

Total Swap Agreements						$(2,106)	$756	$87	$(1,437)

(l)	Securities with an aggregate market value of $4,699 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,540	$0	$2,540
Corporate Bonds & Notes
Banking & Finance	0	224,455	0	224,455
Industrials	0	59,246	0	59,246
Utilities	0	34,664	0	34,664
Municipal Bonds & Notes
California	0	21,795	0	21,795
Georgia	0	2,002	0	2,002
Illinois	0	3,543	0	3,543
Massachusetts	0	1,983	0	1,983
Nebraska	0	3,152	0	3,152
Nevada	0	1,237	0	1,237
New York	0	5,574	0	5,574
U.S. Government Agencies	0	427,998	0	427,998
U.S. Treasury Obligations	0	496,587	0	496,587
Non-Agency Mortgage-Backed Securities	0	73,978	749	74,727
Asset-Backed Securities	0	68,842	0	68,842
Sovereign Issues	0	78,907	0	78,907
Preferred Securities
Banking & Finance	2,765	10,018	0	12,783
Industrials	0	148	0	148
Short-Term Instruments
Commercial Paper	0	7,297	0	7,297
Repurchase Agreements	0	2,672	0	2,672
U.S. Treasury Bills	0	321	0	321
	$2,765	$1,526,959	$749	$1,530,473

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$185	$0	$0	$185

Total Investments	$2,950	$1,526,959	$749	$1,530,658

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	546	1,582	0	2,128
Over the counter	0	11,412	0	11,412
	$546	$12,994	$0	$13,540

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(317)	(191)	0	(508)
Over the counter	(1)	(10,498)	0	(10,499)

	$(318)	$(10,689)	$0	$(11,007)

Totals	$3,178	$1,529,264	$749	$1,533,191

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund IV

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 137.5%
BANK LOAN OBLIGATIONS 0.3%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$4,489	$4,494

Total Bank Loan Obligations (Cost $4,446)			4,494

CORPORATE BONDS & NOTES 41.5%
BANKING & FINANCE 25.5%
ABN AMRO Bank NV
2.450% due 06/04/2020		12,800	13,102
AIA Group Ltd.
3.125% due 03/13/2023		3,000	3,116
Air Lease Corp.
3.375% due 06/01/2021		2,400	2,464
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027		2,000	2,074
American Express Credit Corp.
2.600% due 09/14/2020		4,200	4,341
American International Group, Inc.
3.300% due 03/01/2021		1,700	1,774
Banco de Credito e Inversiones
3.000% due 09/13/2017		500	507
Banco Santander Chile
1.529% due 04/11/2017		2,200	2,203
Bank of America Corp.
0.412% due 05/23/2017	EUR	2,600	2,882
1.413% due 09/15/2026		$400	342
3.300% due 01/11/2023		2,500	2,578
5.700% due 01/24/2022		2,840	3,293
5.750% due 12/01/2017		1,600	1,694
6.000% due 09/01/2017		5,600	5,889
6.400% due 08/28/2017		9,800	10,344
6.875% due 04/25/2018		3,400	3,714
Bank of America N.A.
6.000% due 10/15/2036		600	769
Bank of Nova Scotia
1.875% due 04/26/2021		6,700	6,758
Barclays Bank PLC
10.179% due 06/12/2021		3,900	4,916
14.000% due 06/15/2019 (f)	GBP	4,300	6,955
BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,000	1,108
BGC Partners, Inc.
5.125% due 05/27/2021		2,600	2,650
Caixa Economica Federal
2.375% due 11/06/2017		500	491
Citigroup, Inc.
1.157% due 05/01/2017		12,700	12,703
Citizens Bank N.A.
1.600% due 12/04/2017		4,000	4,003
Commonwealth Bank of Australia
1.750% due 11/02/2018		2,700	2,720
Cooperatieve Rabobank UA
11.000% due 06/30/2019 (f)		7,900	9,450
Credit Agricole S.A.
1.201% due 06/12/2017		800	800
Credit Suisse Group Funding Guernsey Ltd.
2.923% due 04/16/2021		3,600	3,632
3.750% due 03/26/2025		2,800	2,747
3.800% due 09/15/2022		3,000	3,018
3.800% due 06/09/2023		3,400	3,398
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (f)		4,250	4,261
Deutsche Bank AG
2.538% due 05/10/2019		4,300	4,344
2.850% due 05/10/2019		3,400	3,406
Dexia Credit Local S.A.
1.875% due 01/29/2020		11,400	11,503
Fidelity National Financial, Inc.
5.500% due 09/01/2022		1,000	1,104
Fifth Third Bancorp
1.067% due 12/20/2016		1,200	1,199
Ford Motor Credit Co. LLC
1.413% due 01/17/2017		5,900	5,909
1.486% due 03/12/2019		2,000	1,992

2.459% due 03/27/2020		3,200	3,230
3.200% due 01/15/2021		2,700	2,784
GELF Bond Issuer S.A.
1.750% due 11/22/2021	EUR	2,600	3,015
General Motors Financial Co., Inc.
3.150% due 01/15/2020		$500	507
3.200% due 07/13/2020		4,000	4,056
3.200% due 07/06/2021 (b)		3,400	3,414
Goldman Sachs Group, Inc.
1.305% due 06/04/2017		350	350
1.324% due 05/22/2017		8,500	8,508
1.798% due 04/23/2020		11,000	10,974
1.838% due 04/30/2018		250	251
6.000% due 06/15/2020		5,940	6,784
7.500% due 02/15/2019		1,400	1,601
HBOS PLC
1.380% due 09/06/2017		4,300	4,280
Hospitality Properties Trust
4.250% due 02/15/2021		1,100	1,148
HSBC Holdings PLC
3.400% due 03/08/2021		3,000	3,094
6.500% due 05/02/2036		12,100	14,516
ING Bank NV
2.625% due 12/05/2022		4,200	4,401
International Lease Finance Corp.
6.750% due 09/01/2016		2,600	2,614
JPMorgan Chase & Co.
1.188% due 04/25/2018		1,300	1,298
2.400% due 06/07/2021		4,800	4,869
2.550% due 10/29/2020		600	613
3.125% due 01/23/2025		2,450	2,507
5.300% due 05/01/2020 (f)		3,800	3,795
6.300% due 04/23/2019		6,900	7,762
KEB Hana Bank
3.125% due 06/26/2017		1,200	1,222
Kilroy Realty LP
3.800% due 01/15/2023		2,200	2,310
LeasePlan Corp. NV
2.875% due 01/22/2019		3,400	3,404
Lloyds Bank PLC
5.125% due 03/07/2025	GBP	2,000	3,386
12.000% due 12/16/2024 (f)		$9,900	13,526
MetLife, Inc.
5.250% due 06/15/2020 (f)		4,200	4,179
Morgan Stanley
2.450% due 02/01/2019		1,700	1,733
7.300% due 05/13/2019		3,300	3,794
National Australia Bank Ltd.
2.250% due 03/16/2021		3,300	3,393
Nordea Bank AB
2.250% due 05/27/2021		4,000	4,054
Nykredit Realkredit A/S
1.000% due 04/01/2017	DKK	18,400	2,775
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023 (b)		$3,600	3,591
Prologis LP
3.750% due 11/01/2025		2,900	3,098
Realkredit Danmark A/S
2.000% due 04/01/2017	DKK	18,300	2,778
Rio Oil Finance Trust
9.250% due 07/06/2024		$990	855
9.750% due 01/06/2027		4,400	3,762
Royal Bank of Canada
2.100% due 10/14/2020		6,900	7,045
2.300% due 03/22/2021		3,300	3,395
Royal Bank of Scotland PLC
4.350% due 01/23/2017	EUR	2,000	2,259
Santander Holdings USA, Inc.
2.700% due 05/24/2019		$4,000	4,013
Sumitomo Mitsui Financial Group, Inc.
2.337% due 03/09/2021		3,300	3,370
Toronto-Dominion Bank
2.250% due 03/15/2021		3,000	3,083
UBS AG
1.233% due 06/01/2017		2,300	2,301
1.523% due 06/01/2020		800	799
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021		5,500	5,617
Wells Fargo & Co.
7.980% due 03/15/2018 (f)		7,100	7,437

Westpac Banking Corp.
2.100% due 02/25/2021	8,500	8,684

		362,387

INDUSTRIALS 12.3%
Actavis Funding SCS
3.000% due 03/12/2020	7,100	7,322
3.450% due 03/15/2022	5,300	5,513
Aetna, Inc.
2.400% due 06/15/2021	3,400	3,479
Air Canada Pass-Through Trust
5.375% due 11/15/2022	889	894
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	1,000	1,024
American Airlines Pass-Through Trust
4.000% due 01/15/2027	3,414	3,606
Apple, Inc.
2.150% due 02/09/2022	11,000	11,221
2.850% due 05/06/2021	500	529
ConAgra Foods, Inc.
1.005% due 07/21/2016	2,400	2,400
Crown Castle Towers LLC
3.222% due 05/15/2042	4,400	4,579
3.663% due 05/15/2045	6,500	6,730
Diamond 1 Finance Corp.
5.450% due 06/15/2023	3,700	3,842
6.020% due 06/15/2026	3,200	3,326
Energy Transfer Partners LP
4.650% due 06/01/2021	2,000	2,068
4.750% due 01/15/2026	1,200	1,241
5.200% due 02/01/2022	1,400	1,477
Flextronics International Ltd.
4.750% due 06/15/2025	4,300	4,365
Home Depot, Inc.
2.625% due 06/01/2022	8,500	8,904
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	2,000	2,208
Kinder Morgan, Inc.
3.050% due 12/01/2019	5,200	5,258
Lam Research Corp.
2.800% due 06/15/2021	3,000	3,075
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	4,127	3,795
Lockheed Martin Corp.
2.500% due 11/23/2020	1,500	1,549
Merck & Co., Inc.
2.350% due 02/10/2022	5,900	6,083
2.750% due 02/10/2025	5,600	5,865
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018	4,800	4,925
ONEOK Partners LP
4.900% due 03/15/2025	1,500	1,576
Oracle Corp.
2.400% due 09/15/2023 (b)	4,000	4,023
2.650% due 07/15/2026 (b)	4,500	4,511
President and Fellows of Harvard College
6.500% due 01/15/2039	5,600	8,753
Reynolds American, Inc.
3.250% due 06/12/2020	2,799	2,962
5.700% due 08/15/2035	4,300	5,252
S&P Global, Inc.
2.500% due 08/15/2018	1,400	1,430
SABMiller Holdings, Inc.
2.450% due 01/15/2017	3,600	3,624
SBA Tower Trust
2.877% due 07/15/2046 (b)	3,500	3,533
Southern Co.
2.350% due 07/01/2021	4,000	4,083
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	2,650	2,693
Starbucks Corp.
4.300% due 06/15/2045	4,100	4,887
Telefonica Emisiones S.A.U.
1.292% due 06/23/2017	4,800	4,794
Western Gas Partners LP
3.950% due 06/01/2025	2,400	2,297
4.650% due 07/01/2026 (b)	3,300	3,293
WestJet Airlines Ltd.
3.500% due 06/16/2021	2,800	2,817
Williams Partners LP
4.300% due 03/04/2024	2,000	1,885

Wynn Las Vegas LLC
5.500% due 03/01/2025	8,200	7,964

		175,655

UTILITIES 3.7%
AT&T, Inc.
3.400% due 05/15/2025	3,900	3,999
BP Capital Markets PLC
3.506% due 03/17/2025	3,590	3,785
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	5,400	5,460
Dominion Resources, Inc.
4.450% due 03/15/2021	1,700	1,880
Entergy Arkansas, Inc.
3.050% due 06/01/2023	3,000	3,148
Exelon Corp.
2.850% due 06/15/2020	4,300	4,440
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,900	2,000
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,300	2,360
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	2,253	653
Odebrecht Offshore Drilling Finance Ltd.
6.750% due 10/01/2023	2,342	457
Petrobras Global Finance BV
2.768% due 01/15/2019	1,300	1,178
3.536% due 03/17/2020	100	89
4.375% due 05/20/2023	900	733
6.850% due 06/05/2115	2,000	1,530
7.875% due 03/15/2019	2,500	2,587
Plains All American Pipeline LP
3.850% due 10/15/2023	1,161	1,127
PSEG Power LLC
3.000% due 06/15/2021	3,300	3,350
Verizon Communications, Inc.
1.057% due 06/09/2017	6,500	6,504
2.406% due 09/14/2018	5,700	5,844
3.650% due 09/14/2018	1,500	1,577

		52,701

Total Corporate Bonds & Notes (Cost $584,905)		590,743

MUNICIPAL BONDS & NOTES 3.4%
CALIFORNIA 1.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	800	1,285
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	3,500	5,306
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	2,700	3,822
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	4,500	7,091
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	3,700	4,430

		21,934

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	4,000	4,225
MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	700	898

NEW YORK 1.0%
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.500% due 03/15/2030	600	773
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	6,500	8,274
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	4,200	4,795

		13,842

TEXAS 0.5%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,500	6,419

VIRGINIA 0.0%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	609

Total Municipal Bonds & Notes (Cost $39,600)		47,927

U.S. GOVERNMENT AGENCIES 36.0%
Fannie Mae
1.003% due 06/25/2041	7	7
2.310% due 08/01/2022	100	104
2.672% due 05/01/2038	3,212	3,398
2.935% due 11/01/2021	10,729	11,415
3.000% due 06/01/2029 - 10/25/2040	3,140	3,287
3.500% due 10/25/2041	17,972	19,396
3.697% due 02/25/2033	6,409	6,849
4.500% due 02/01/2031 - 08/01/2042	2,291	2,508
5.500% due 02/01/2036 - 05/01/2036	154	173
Fannie Mae, TBA
3.000% due 07/01/2031 - 08/01/2046	68,000	70,469
3.500% due 07/01/2046 - 08/01/2046	121,000	127,522
4.000% due 07/01/2046 - 08/01/2046	143,000	153,181
4.500% due 08/01/2046	47,000	51,279
5.500% due 07/01/2046	7,000	7,870
Freddie Mac
5.000% due 03/01/2024 - 12/01/2038	1,730	1,912
5.500% due 04/01/2038	453	510
Freddie Mac, TBA
3.500% due 07/01/2046 - 08/01/2046	11,000	11,585
4.000% due 07/01/2046	6,000	6,422
Ginnie Mae
0.000% due 11/20/2039 (a)(d)	3,500	2,993
1.269% due 06/20/2066	3,400	3,383
5.000% due 05/15/2038	3	3
Ginnie Mae, TBA
3.000% due 08/01/2046	2,000	2,085
3.500% due 08/01/2046	12,000	12,719
4.000% due 08/01/2046	11,000	11,766
5.000% due 07/01/2046	1,000	1,113

Total U.S. Government Agencies (Cost $507,425)		511,949

U.S. TREASURY OBLIGATIONS 33.3%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)	30,600	31,895
2.500% due 02/15/2046 (h)	7,500	7,817
2.750% due 08/15/2042	9,200	10,148
2.750% due 11/15/2042 (h)	20,500	22,576
2.875% due 05/15/2043	4,000	4,502
2.875% due 08/15/2045 (h)	32,600	36,618
3.000% due 05/15/2042	14,700	16,998
3.000% due 11/15/2044	12,900	14,847
3.000% due 05/15/2045	5,000	5,753
3.125% due 02/15/2043	2,500	2,950
3.125% due 08/15/2044 (h)	25,900	30,513
3.375% due 05/15/2044	13,400	16,532
4.250% due 05/15/2039	2,200	3,077
4.375% due 11/15/2039	7,500	10,669
4.375% due 05/15/2040	3,200	4,557
4.500% due 08/15/2039	3,500	5,064
4.625% due 02/15/2040 (l)	1,700	2,501
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 (j)	1,759	1,786
0.125% due 04/15/2019	1,736	1,773
0.125% due 01/15/2022	25,684	26,210
0.125% due 07/15/2022	16,124	16,506
0.375% due 07/15/2023 (j)	1,234	1,277
0.375% due 07/15/2025 (j)	6,053	6,239
0.625% due 01/15/2026	11,477	12,098
0.750% due 02/15/2042	1,059	1,064
0.750% due 02/15/2045	16,864	16,988
1.000% due 02/15/2046	909	983
1.375% due 02/15/2044	103	119
1.750% due 01/15/2028	25,647	30,029
2.000% due 01/15/2026	26,637	31,379
2.375% due 01/15/2025 (j)	24,494	29,281
2.375% due 01/15/2027	17,200	21,141
2.500% due 01/15/2029	25,850	32,806
3.625% due 04/15/2028	4,437	6,149
3.875% due 04/15/2029	2,037	2,939
U.S. Treasury Notes
1.750% due 09/30/2022 (j)(l)	4,000	4,129
2.000% due 08/31/2021 (l)	300	314
2.500% due 05/15/2024 (j)(l)	2,500	2,717
2.750% due 02/15/2024 (j)(l)	1,500	1,656

Total U.S. Treasury Obligations (Cost $446,182)		474,600

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.8%
Adjustable Rate Mortgage Trust
0.953% due 10/25/2035		3,282	3,036
Aire Valley Mortgages PLC
0.036% due 09/20/2066	EUR	2,009	2,175
Alba PLC
0.729% due 11/21/2037	GBP	2,639	3,095
0.749% due 03/17/2039		4,795	5,523
1.753% due 04/24/2049		4,579	6,005
BAMLL Commercial Mortgage Securities Trust
1.662% due 01/15/2028		$8,200	8,211
Banc of America Funding Trust
2.926% due 05/25/2035		3,777	3,864
Banc of America Mortgage Trust
6.500% due 10/25/2031		14	15
BCAP LLC Trust
0.335% due 09/26/2035		42	42
0.576% due 06/26/2037		1,229	1,209
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035		160	160
2.533% due 02/25/2033		41	41
Chase Mortgage Finance Trust
2.941% due 02/25/2037		64	61
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.683% due 10/25/2035		2,667	2,356
Citigroup Mortgage Loan Trust, Inc.
2.469% due 09/25/2037		4,600	4,445
Countrywide Home Loan Mortgage Pass-Through Trust
2.934% due 11/19/2033		361	354
Credit Suisse First Boston Mortgage Securities Corp.
2.738% due 09/25/2033		10	10
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		5,542	4,342
5.342% due 12/16/2043		3,500	3,511
DBRR Trust
5.889% due 06/17/2049		3,116	3,168
Deco - Bonn Ltd.
1.242% due 11/07/2024	EUR	4,821	5,354
Eurohome UK Mortgages PLC
0.722% due 06/15/2044	GBP	3,812	4,568
Eurosail PLC
1.524% due 06/13/2045		8,636	10,554
Great Hall Mortgages PLC
0.777% due 06/18/2039		$3,478	3,163
GS Mortgage Securities Trust
3.206% due 02/10/2048		2,100	2,200
GSR Mortgage Loan Trust
2.876% due 09/25/2035		5,814	5,851
2.990% due 01/25/2035		1,735	1,645
HomeBanc Mortgage Trust
0.703% due 03/25/2035		1,344	1,143
Impac CMB Trust
1.233% due 10/25/2034		6,600	6,094
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048		4,800	5,148
JPMorgan Chase Commercial Mortgage Securities Trust
2.962% due 10/05/2028		4,100	4,188
5.397% due 05/15/2045		98	98
Kensington Mortgage Securities PLC
0.826% due 06/14/2040		2,594	2,317
Leek Finance PLC
0.864% due 12/21/2038		797	841
0.904% due 09/21/2038		238	254
Ludgate Funding PLC
0.778% due 12/01/2060	GBP	3,647	4,289
Mansard Mortgages Parent Ltd.
0.768% due 04/15/2047		1,106	1,330
MASTR Adjustable Rate Mortgages Trust
2.924% due 11/21/2034		$2,656	2,708
Merrill Lynch Mortgage Investors Trust
0.703% due 11/25/2035		632	581
1.638% due 01/25/2029		364	343
Money Partners Securities PLC
0.137% due 09/14/2039	EUR	1,844	1,862
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048		$6,000	6,328
3.150% due 03/15/2048		7,000	7,406
Morgan Stanley Capital Trust
3.516% due 07/13/2029		3,300	3,495
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		7,308	7,441
6.245% due 08/15/2045		3,285	3,351

Morgan Stanley Resecuritization Trust
0.706% due 04/26/2053		766	743
ResLoC UK PLC
0.032% due 12/15/2043	EUR	6,971	6,859
RFTI Issuer Ltd.
2.192% due 08/15/2030		$6,000	5,994
RMAC PLC
0.704% due 06/12/2037	GBP	1,617	1,937
Sequoia Mortgage Trust
0.648% due 07/20/2036		$3,643	3,309
Structured Adjustable Rate Mortgage Loan Trust
2.848% due 09/25/2034		5,437	5,353
2.855% due 09/25/2034		2,454	2,424
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.694% due 01/25/2032		733	712
5.460% due 07/25/2034		3,129	3,247
Thrones PLC
2.088% due 07/20/2044	GBP	3,302	4,343
Trinity Square PLC
1.738% due 07/15/2051		2,170	2,857
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		$263	262
WaMu Mortgage Pass-Through Certificates Trust
0.723% due 07/25/2045		323	302
0.743% due 10/25/2045		7,349	6,850
Wells Fargo Mortgage-Backed Securities Trust
2.896% due 06/25/2035		3,474	3,534
2.901% due 05/25/2035		3,169	3,218

Total Non-Agency Mortgage-Backed Securities (Cost $206,351)			196,119

ASSET-BACKED SECURITIES 5.8%
AmeriCredit Automobile Receivables Trust
1.520% due 06/10/2019		3,400	3,406
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.903% due 01/25/2036		3,380	3,188
Auto ABS
0.600% due 09/27/2024	EUR	2,482	2,762
BA Credit Card Trust
0.772% due 06/15/2020		$8,300	8,312
Capital One Multi-Asset Execution Trust
0.900% due 02/15/2022		3,400	3,408
Dell Equipment Finance Trust
0.530% due 10/24/2016		360	360
1.348% due 12/22/2017		3,000	3,001
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		28	31
Eagle Ltd.
2.570% due 12/15/2039		1,625	1,603
GSAMP Trust
1.303% due 02/25/2047		4,829	4,730
MASTR Specialized Loan Trust
0.753% due 01/25/2036		1,802	1,771
Merrill Lynch Mortgage Investors Trust
1.248% due 09/25/2035		3,424	3,156
OneMain Financial Issuance Trust
3.190% due 03/18/2026		8,100	8,193
Option One Mortgage Loan Trust
1.293% due 02/25/2033		1,223	1,148
Option One Mortgage Loan Trust Asset-Backed Certificates
0.893% due 11/25/2035		2,494	2,378
Park Place Securities, Inc.
0.903% due 09/25/2035		2,045	2,035
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.293% due 01/25/2036		2,000	1,967
Residential Asset Securities Corp. Trust
0.723% due 04/25/2036		2,938	2,840
0.743% due 03/25/2036		2,896	2,872
0.903% due 09/25/2035		1,909	1,852
SLM Private Education Loan Trust
1.492% due 06/15/2023		14	14
SpringCastle America Funding LLC
2.700% due 05/25/2023		3,600	3,613
Structured Asset Investment Loan Trust
1.353% due 01/25/2035		2,984	2,954
Sunrise SRL
0.242% due 08/27/2031	EUR	490	544
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		$1,929	1,947
VOLT LLC
3.250% due 02/25/2055		3,250	3,233
3.875% due 04/25/2055		2,071	2,074
4.250% due 02/26/2046		2,516	2,522
Wells Fargo Home Equity Asset-Backed Securities Trust
0.703% due 07/25/2036		5,248	5,010
1.453% due 10/25/2034		2,272	2,218

Total Asset-Backed Securities (Cost $82,501)			83,142

SOVEREIGN ISSUES 2.3%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		300	301
Export-Import Bank of Korea
2.250% due 01/21/2020		8,700	8,854
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,000	2,035
Korea Development Bank
3.500% due 08/22/2017		300	308
Mexico Government International Bond
4.000% due 11/15/2040 (e)	MXN	17,329	1,039
4.500% due 11/22/2035 (e)		10,830	690
8.000% due 06/11/2020		71,839	4,306
8.500% due 12/13/2018		90,000	5,322
Province of Ontario
1.650% due 09/27/2019		$600	608
3.150% due 06/02/2022	CAD	1,200	1,022
4.000% due 10/07/2019		$900	980
4.400% due 04/14/2020		1,600	1,783
Province of Quebec
3.500% due 12/01/2022	CAD	1,000	869
6.350% due 01/30/2026		$600	791
Tokyo Metropolitan Government
2.000% due 05/17/2021		3,000	3,042

Total Sovereign Issues (Cost $34,110)			31,950

SHORT-TERM INSTRUMENTS 1.1%
COMMERCIAL PAPER 0.8%
American Electric Power, Inc.
0.812% due 07/21/2016		3,000	2,999
AutoNation, Inc.
1.320% due 07/26/2016		3,000	2,998
HP, Inc.
0.822% due 07/07/2016		2,900	2,900
Viacom, Inc.
1.248% due 07/27/2016		3,000	2,998

			11,895

REPURCHASE AGREEMENTS (g) 0.1%			1,766

U.S. TREASURY BILLS 0.2%
0.268% due 07/21/2016 - 12/08/2016 (c)(d)(l)		2,057	2,055

Total Short-Term Instruments (Cost $15,714)			15,716

Total Investments in Securities (Cost $1,921,234)			1,956,640

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		11,529	114

Total Short-Term Instruments (Cost $114)			114

Total Investments in Affiliates (Cost $114)			114

Total Investments 137.5% (Cost $1,921,348)			$1,956,754
Financial Derivative Instruments (i)(k) 0.4% (Cost or Premiums, net $(2,913))			5,645
Other Assets and Liabilities, net (37.9)%			(538,890)

Net Assets 100.0%			$1,423,509

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$1,766	U.S. Treasury Notes 0.750% due 12/31/2017	$(1,804)	$1,766	$1,766

Total Repurchase Agreements						$(1,804)	$1,766	$1,766

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.650%	06/29/2016	07/01/2016	$(2,647)	$(2,647)
BPG	0.620	06/14/2016	08/12/2016	(12,494)	(12,498)
	0.620	06/16/2016	08/16/2016	(13,197)	(13,201)
MSC	0.630	05/24/2016	07/05/2016	(4,808)	(4,811)
	0.640	06/07/2016	07/07/2016	(4,537)	(4,539)
TDM	0.589	04/18/2016	07/14/2016	(3,432)	(3,439)
	0.610	06/09/2016	07/12/2016	(15,186)	(15,195)
UBS	0.600	06/21/2016	07/05/2016	(2,025)	(2,025)

Total Sale-Buyback Transactions					$(58,355)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(39,255) at a weighted average interest rate of 0.546%.
(3)	Payable for sale-buyback transactions includes $(17) of deferred price drop.

(h)	Securities with an aggregate market value of $56,414 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance September Futures	Long	09/2016	171	$4	$3	$(4)
Canada Government 10-Year Bond September Futures	Short	09/2016	11	(30)	3	(4)
Euro-BTP Italy Government Bond September Futures	Long	09/2016	171	180	164	0
U.S. Treasury 5-Year Note September Futures	Long	09/2016	1,267	2,555	99	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	921	2,165	0	(72)
U.S. Treasury 30-Year Bond September Futures	Long	09/2016	282	1,935	0	(185)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	57	(33)	2	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	41	(54)	1	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	162	(241)	0	(16)
United Kingdom Long Gilt September Futures	Short	09/2016	5	(40)	0	(3)

Total Futures Contracts				$6,441	$272	$(293)

(1)	Unsettled variation margin asset of $44 for closed futures and unsettled variation margin liability of $(2) for closed futures agreements is outstanding at period end.

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	12/15/2025	CAD	12,800	$(963)	$(663)	$0	$(11)
Receive	3-Month USD-LIBOR	1.250	06/15/2018		$50,000	(511)	(162)	0	(14)
Receive	3-Month USD-LIBOR *	1.500	05/15/2019		119,900	(641)	(604)	0	(24)
Receive	3-Month USD-LIBOR *	1.500	06/15/2019		300,800	(2,036)	(730)	5	(11)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		75,000	(2,977)	(1,305)	0	(24)
Receive	3-Month USD-LIBOR	2.000	06/15/2021		53,500	(2,666)	(830)	3	(2)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		74,200	(5,352)	(5,245)	40	0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		4,000	284	316	0	(3)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		5,800	(614)	(681)	11	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		46,300	(3,884)	(3,861)	88	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		107,400	(22,676)	(26,337)	1,192	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		19,500	(3,093)	(2,052)	212	0
Receive	6-Month GBP-LIBOR	1.500	12/16/2017	GBP	110,400	(2,084)	(1,344)	0	(80)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2018		5,400	(144)	(135)	0	(7)
Receive	6-Month GBP-LIBOR *	1.250	09/21/2018		33,200	(664)	(633)	0	(40)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		69,400	(928)	(768)	0	(84)
Receive	6-Month GBP-LIBOR *	0.750	12/21/2018		8,700	(61)	(52)	0	(10)
Pay	28-Day MXN-TIIE	4.060	08/24/2016	MXN	682,400	(15)	(80)	0	(3)
Pay	28-Day MXN-TIIE	5.010	10/10/2019		49,300	(21)	8	0	0
Pay	28-Day MXN-TIIE *	6.320	11/12/2019		233,500	180	161	17	0
Pay	28-Day MXN-TIIE	5.270	02/05/2020		81,700	(2)	37	2	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		47,400	26	3	8	0
Pay	28-Day MXN-TIIE	5.750	06/08/2020		1,000	1	0	0	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		68,300	49	55	10	0
Pay	28-Day MXN-TIIE	6.040	09/21/2021		100	0	0	0	0
Pay	28-Day MXN-TIIE	5.608	10/08/2021		5,200	1	5	1	0
Pay	28-Day MXN-TIIE	6.000	06/07/2022		4,900	5	5	1	0
Pay	28-Day MXN-TIIE	5.975	09/16/2022		112,200	100	100	26	0
Pay	28-Day MXN-TIIE	5.910	09/22/2022		23,400	16	30	5	0

						$(48,670)	$(44,762)	$1,621	$(313)

Total Swap Agreements						$(48,670)	$(44,762)	$1,621	$(313)

*	This security has a forward starting effective date.

(j)	Securities with an aggregate market value of $17,524 and cash of $4,213 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	08/2016	KRW	23,838	$	20	$0	$(1)
	08/2016	MYR	676		164	0	(5)
	08/2016	$	308	MYR	1,267	10	0
BOA	07/2016	GBP	40,609	$	59,544	5,484	0
	07/2016	$	55,124	GBP	41,431	31	0
	08/2016	GBP	41,431	$	55,138	0	(30)
BPS	07/2016	DKK	18,710		2,802	10	0
	08/2016	EUR	179		198	0	(1)
	08/2016	$	297	CNH	1,949	0	(5)
	10/2016	CNH	38,630	$	5,686	0	(88)
	12/2016	$	5,655	CNH	38,630	102	0
	01/2018	BRL	230	$	67	5	0
BRC	07/2016	$	171	MYR	698	4	0
	08/2016		187	INR	12,628	0	(1)
	08/2016		438	MXN	8,196	8	0
CBK	07/2016	GBP	1,127	$	1,597	97	0
	08/2016	AUD	694		508	0	(9)
	08/2016	CAD	3,147		2,429	0	(7)
	08/2016	EUR	98		110	1	0
	08/2016	JPY	159,000		1,478	0	(64)
	08/2016	KRW	1,190		1	0	0
	08/2016	MXN	46,742		2,514	0	(30)
	08/2016	MYR	6,075		1,470	0	(53)
	08/2016	SGD	20,765		15,255	0	(153)
	08/2016	THB	4,535		129	0	0
	08/2016	$	4,667	EUR	4,169	0	(35)
	08/2016		47,906	JPY	5,024,200	804	0
	08/2016		506	MXN	9,405	6	0
	08/2016		1,152	MYR	4,717	30	0
DUB	09/2016		1,944	CNH	13,223	34	0
	12/2016		3,458		23,544	51	0
GLM	08/2016	EUR	3,286	$	3,754	102	0
	08/2016	JPY	614,000		5,631	0	(322)
	08/2016	KRW	686,918		577	0	(18)
	08/2016	TWD	47,415		1,467	0	(8)
	08/2016	$	9,523	JPY	1,041,300	573	0
	08/2016		8,106	RUB	543,518	293	0
	09/2016	CNH	27,055	$	3,989	0	(58)
	10/2016	$	11,732	CNH	80,047	232	0
HUS	08/2016	JPY	4,841,186	$	44,841	0	(2,095)
	08/2016	$	273	MXN	5,110	5	0
	10/2016	CNH	66,440	$	10,136	206	0
	12/2016		19,183		2,887	29	0
JPM	07/2016	DKK	18,630		2,853	73	0
	07/2016	GBP	13,869		19,744	1,298	(17)
	07/2016	$	12,175	GBP	8,521	0	(831)
	07/2016		8,283	RUB	533,682	40	0
	08/2016	EUR	1,090	$	1,226	14	0
	08/2016	JPY	650,000		5,904	0	(397)
	08/2016	KRW	4,518,665		3,849	0	(68)
	08/2016	MXN	217,338		12,000	171	0
	08/2016	MYR	4,225		1,028	0	(31)
	08/2016	TWD	52,410		1,621	0	(9)
	08/2016	$	8,240	AUD	11,082	14	0
	08/2016		10,484	EUR	9,271	0	(181)
	08/2016		5,371	GBP	3,995	0	(51)
	08/2016		1,814	JPY	196,900	95	0
	08/2016		541	MXN	9,997	3	0
	08/2016		1,279	MYR	5,278	44	0
	09/2016	RUB	533,682	$	8,154	0	(36)
	10/2016	$	3,383	CNH	23,040	60	0
	01/2018		67	BRL	230	0	(5)
MSB	08/2016	SGD	3,125	$	2,262	0	(57)
	08/2016	TWD	72,544		2,208	0	(48)
	12/2016	CNH	42,992		6,462	55	0
NAB	07/2016	EUR	5,762		7,817	1,417	0
RBC	08/2016	KRW	1,018,536		873	0	(10)
SCX	07/2016	$	496	MYR	2,022	11	0
	08/2016	KRW	4,402,277	$	3,768	0	(48)
	08/2016	$	4,232	KRW	4,995,626	98	0
	08/2016		1,130	MYR	4,670	40	0
	08/2016		1,282	TWD	41,447	7	0
SOG	08/2016	KRW	21,380,369	$	18,322	0	(211)
	08/2016	$	605	KRW	711,117	11	0
	08/2016		917	MYR	3,762	26	0
	08/2016		300	TWD	9,717	2	0
UAG	07/2016	RUB	533,682	$	7,906	0	(417)
	07/2016	$	8,093	GBP	5,653	0	(567)
	08/2016	EUR	26,817	$	30,150	382	(33)
	08/2016	MYR	18,840		4,630	0	(93)
	08/2016	$	17,861	EUR	16,096	26	0
	09/2016		2,024	CNH	13,832	45	0

Total Forward Foreign Currency Contracts						$12,049	$(6,093)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BRC	Dominion Resources, Inc.	(1.000)%	03/20/2021	0.435%	$1,700	$(53)	$8	$0	$(45)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Citigroup, Inc.	1.000%	09/20/2016	0.286%		$1,000	$12	$(10)	$2	$0
	Italy Government International Bond	1.000	06/20/2021	1.390		4,500	(77)	(4)	0	(81)
	Mexico Government International Bond	1.000	03/20/2019	0.951		1,000	4	(2)	2	0
	Mexico Government International Bond	1.000	09/20/2019	1.079		200	1	(2)	0	(1)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	1,800	(12)	19	7	0
BPS	Petrobras Global Finance BV	1.000	03/20/2020	5.888		$200	(35)	3	0	(32)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	1,000	(13)	17	4	0
BRC	Mexico Government International Bond	1.000	09/20/2020	1.333		$5,800	(105)	28	0	(77)
CBK	Italy Government International Bond	1.000	06/20/2021	1.390		3,400	(73)	12	0	(61)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	3,000	(27)	38	11	0
	Volkswagen International Finance NV	1.000	06/20/2021	1.300		3,500	(79)	23	0	(56)
DUB	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.234		$400	6	(5)	1	0
GST	Italy Government International Bond	1.000	06/20/2021	1.390		6,400	(142)	27	0	(115)
	Petrobras Global Finance BV	1.000	03/20/2020	5.888		100	(16)	0	0	(16)
	Viacom, Inc.	1.000	06/20/2021	1.508		3,000	(148)	76	0	(72)
HUS	Mexico Government International Bond	1.000	09/20/2016	0.364		100	1	(1)	0	0
	Mexico Government International Bond	1.000	09/20/2019	1.079		100	1	(1)	0	0
JPM	Italy Government International Bond	1.000	06/20/2021	1.390		1,400	(23)	(2)	0	(25)
	Mexico Government International Bond	1.000	09/20/2020	1.333		4,100	(111)	56	0	(55)
MYC	General Motors Co.	5.000	06/20/2021	1.819		1,500	215	10	225	0
SOG	Italy Government International Bond	1.000	06/20/2021	1.390		8,900	(150)	(11)	0	(161)

							$(771)	$271	$252	$(752)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$17,000	$(1,167)	$533	$0	$(634)
JPS	CMBX.NA.AAA.8 Index	0.500	10/17/2057	6,800	(530)	277	0	(253)
MYC	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	4,500	(392)	61	0	(331)

					$(2,089)	$871	$0	$(1,218)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
FBF	Pay	28-Day MXN-TIIE *	6.338%	11/12/2019	MXN	162,800	$0	$123	$123	$0

Total Swap Agreements							$(2,913)	$1,273	$375	$(2,015)

*	This security has a forward starting effective date.

(l)	Securities with an aggregate market value of $3,670 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,494	$0	$4,494
Corporate Bonds & Notes
Banking & Finance	3,591	358,796	0	362,387
Industrials	3,293	168,829	3,533	175,655
Utilities	0	52,701	0	52,701
Municipal Bonds & Notes
California	0	21,934	0	21,934
Illinois	0	4,225	0	4,225
Mississippi	0	898	0	898
New York	0	13,842	0	13,842
Texas	0	6,419	0	6,419
Virginia	0	609	0	609
U.S. Government Agencies	0	508,566	3,383	511,949
U.S. Treasury Obligations	0	474,600	0	474,600
Non-Agency Mortgage-Backed Securities	0	196,119	0	196,119
Asset-Backed Securities	0	83,142	0	83,142
Sovereign Issues	0	31,950	0	31,950
Short-Term Instruments
Commercial Paper	0	11,895	0	11,895
Repurchase Agreements	0	1,766	0	1,766
U.S. Treasury Bills	0	2,055	0	2,055
	$6,884	$1,942,840	$6,916	$1,956,640

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$114	$0	$0	$114

Total Investments	$6,998	$1,942,840	$6,916	$1,956,754

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	272	1,621	0	1,893
Over the counter	0	12,424	0	12,424
	$272	$14,045	$0	$14,317

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(293)	(313)	0	(606)
Over the counter	0	(8,108)	0	(8,108)

	$(293)	$(8,421)	$0	$(8,714)

Totals	$6,977	$1,948,464	$6,916	$1,962,357

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO TRENDS Managed Futures Strategy Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.5%
CORPORATE BONDS & NOTES 52.8%
BANKING & FINANCE 29.7%
Ally Financial, Inc.
3.500% due 07/18/2016	$1,000	$1,001
American Express Credit Corp.
1.116% due 08/15/2019	1,000	991
1.706% due 09/14/2020	1,500	1,505
Banco Santander Brasil S.A.
4.625% due 02/13/2017	1,000	1,015
Bank of America N.A.
1.052% due 05/08/2017	4,300	4,304
1.130% due 06/05/2017	800	801
Bank of Scotland PLC
5.250% due 02/21/2017	600	617
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.676% due 09/14/2018	2,500	2,507
Barclays Bank PLC
1.208% due 02/17/2017	1,700	1,698
Bear Stearns Cos. LLC
6.400% due 10/02/2017	600	638
BPCE S.A.
1.286% due 06/17/2017	3,700	3,705
Citigroup, Inc.
1.946% due 10/26/2020	3,500	3,524
Credit Agricole S.A.
1.266% due 06/02/2017	2,000	2,003
Credit Suisse AG
1.328% due 01/29/2018	1,500	1,497
1.375% due 05/26/2017	600	601
Credit Suisse Group Funding Guernsey Ltd.
2.923% due 04/16/2021	3,100	3,127
DBS Bank Ltd.
1.238% due 07/15/2021	2,000	2,001
Dexia Credit Local S.A.
1.242% due 03/23/2018	1,000	1,002
Ford Motor Credit Co. LLC
1.486% due 03/12/2019	1,000	996
1.567% due 11/04/2019	3,000	2,949
1.569% due 01/09/2018	1,000	1,000
General Motors Financial Co., Inc.
1.989% due 04/10/2018	1,700	1,706
2.188% due 01/15/2020	4,000	3,963
Goldman Sachs Group, Inc.
1.726% due 11/15/2018	3,500	3,510
1.798% due 04/23/2020	1,500	1,496
HSBC Holdings PLC
2.322% due 05/25/2021	2,000	2,003
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017	2,000	2,010
Industrial Bank of Korea
2.375% due 07/17/2017	3,300	3,340
Intesa Sanpaolo SpA
2.375% due 01/13/2017	4,600	4,618
KEB Hana Bank
1.757% due 11/09/2016	1,350	1,352
3.500% due 10/25/2017	1,000	1,028
Kookmin Bank
1.879% due 10/11/2016	500	501
Macquarie Bank Ltd.
5.000% due 02/22/2017	4,000	4,092
Macquarie Group Ltd.
3.000% due 12/03/2018	1,700	1,747
Mizuho Bank Ltd.
1.090% due 09/25/2017	2,000	1,997
Morgan Stanley
5.750% due 10/18/2016	2,775	2,812
MUFG Americas Holdings Corp.
1.202% due 02/09/2018	2,000	1,992
Nomura Holdings, Inc.
2.000% due 09/13/2016	2,500	2,504
PACCAR Financial Corp.
1.280% due 12/06/2018	3,475	3,494
Santander Bank N.A.
1.561% due 01/12/2018	1,500	1,492

Santander Holdings USA, Inc.
2.115% due 11/24/2017	1,500	1,500
Standard Chartered PLC
1.001% due 09/08/2017	1,800	1,787
Sumitomo Mitsui Banking Corp.
1.378% due 07/23/2018	400	399
UBS AG
1.006% due 08/14/2017	2,000	1,997
1.266% due 08/14/2019	3,000	2,984
VEREIT Operating Partnership LP
2.000% due 02/06/2017	3,000	3,022
Wachovia Corp.
5.750% due 02/01/2018	600	642
Wells Fargo & Co.
1.056% due 09/14/2018	3,500	3,484
1.318% due 01/30/2020	500	497
Westpac Banking Corp.
1.043% due 12/01/2017	1,400	1,400

		100,851

INDUSTRIALS 14.7%
AbbVie, Inc.
1.750% due 11/06/2017	3,000	3,019
2.300% due 05/14/2021	1,000	1,013
Actavis Funding SCS
1.736% due 03/12/2018	2,300	2,309
1.911% due 03/12/2020	2,000	2,007
2.350% due 03/12/2018	100	101
3.000% due 03/12/2020	900	928
Aetna, Inc.
1.307% due 12/08/2017	2,000	2,003
Amgen, Inc.
1.034% due 05/22/2017	1,400	1,401
Baxalta, Inc.
1.427% due 06/22/2018	1,700	1,683
BMW U.S. Capital LLC
1.026% due 06/02/2017	4,800	4,803
CSX Corp.
5.600% due 05/01/2017	500	518
Daimler Finance North America LLC
1.076% due 05/18/2018	5,000	4,971
eBay, Inc.
1.350% due 07/15/2017	1,000	1,002
Enbridge, Inc.
1.136% due 06/02/2017	300	295
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	1,700	1,746
KLA-Tencor Corp.
2.375% due 11/01/2017	600	605
Medtronic, Inc.
1.453% due 03/15/2020	3,000	3,029
NBCUniversal Enterprise, Inc.
1.313% due 04/15/2018	1,000	1,005
Phillips 66
2.950% due 05/01/2017	700	710
Reynolds American, Inc.
2.300% due 06/12/2018	600	610
Statoil ASA
0.832% due 11/09/2017	2,000	1,997
1.092% due 11/08/2018	1,000	995
Telefonica Emisiones S.A.U.
1.292% due 06/23/2017	2,500	2,497
3.192% due 04/27/2018	400	411
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017	500	501
2.150% due 12/14/2018	2,600	2,631
Tyson Foods, Inc.
2.650% due 08/15/2019	400	411
Viacom, Inc.
2.500% due 09/01/2018	600	609
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	3,300	3,291
Volkswagen International Finance NV
1.066% due 11/18/2016	1,500	1,498
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017	1,500	1,501

		50,100

UTILITIES 8.4%
AT&T, Inc.
1.561% due 06/30/2020	3,700	3,688

CMS Energy Corp.
5.050% due 02/15/2018		2,000	2,118
Dayton Power & Light Co.
1.875% due 09/15/2016		1,500	1,502
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		2,400	2,462
KT Corp.
2.625% due 04/22/2019		2,000	2,057
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017		1,000	1,007
Shell International Finance BV
0.950% due 05/10/2017		5,000	5,006
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017		2,800	2,843
Sinopec Group Overseas Development Ltd.
1.409% due 04/10/2017		1,000	1,001
Spire, Inc.
1.376% due 08/15/2017		1,000	997
Sprint Communications, Inc.
9.125% due 03/01/2017		2,000	2,069
Verizon Communications, Inc.
1.426% due 06/17/2019		600	603
2.406% due 09/14/2018		3,000	3,076

			28,429

Total Corporate Bonds & Notes (Cost $179,087)			179,380

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.3%
University of California Revenue Bonds, Series 2011
0.957% due 07/01/2041		1,100	1,100

Total Municipal Bonds & Notes (Cost $1,100)			1,100

U.S. GOVERNMENT AGENCIES 5.6%
Fannie Mae
0.750% due 12/25/2017		1,250	1,251
0.803% due 05/25/2043		1,185	1,178
1.033% due 07/25/2041		2,750	2,768
Freddie Mac
0.842% due 11/15/2043		2,966	2,962
0.992% due 01/15/2042		1,017	1,018
Ginnie Mae
0.936% due 03/20/2065		3,415	3,414
NCUA Guaranteed Notes
1.006% due 12/08/2020		6,256	6,272

Total U.S. Government Agencies (Cost $18,878)			18,863

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Floating Rate Notes
0.450% due 04/30/2018 (e)†		600	600
U.S. Treasury Notes
0.625% due 12/15/2016 (e)(g)		4,200	4,205

Total U.S. Treasury Obligations (Cost $4,797)			4,805

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
Asset Securitization Corp.
6.930% due 02/14/2043		1,392	1,417
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,504	1,531
Deco UK PLC
0.751% due 01/27/2020	GBP	623	808
Wachovia Bank Commercial Mortgage Trust
5.559% due 10/15/2048		$2,092	2,101
5.749% due 07/15/2045		578	577

Total Non-Agency Mortgage-Backed Securities (Cost $6,809)			6,434

ASSET-BACKED SECURITIES 7.8%
AmeriCredit Automobile Receivables Trust
0.767% due 04/09/2018		215	215
Cordatus CLO PLC
0.152% due 01/30/2024	EUR	2,133	2,339
Discover Card Execution Note Trust
0.982% due 09/15/2021		$1,500	1,507
Harbourmaster CLO BV
0.870% due 05/08/2023	GBP	1,511	1,973
Morgan Stanley Investment Management Mezzano BV
0.606% due 05/15/2024	EUR	325	358

Navient Private Education Loan Trust
0.942% due 12/15/2021	$1,657	1,655
Navient Student Loan Trust
0.773% due 07/25/2030	4,140	4,121
Nissan Auto Lease Trust
0.822% due 08/15/2018	3,000	3,005
1.220% due 08/15/2018	4,000	4,009
OHA Credit Partners Ltd.
1.846% due 05/15/2023	2,207	2,203
SLM Student Loan Trust
0.728% due 10/25/2024	2,609	2,564
0.748% due 10/25/2024	205	205
0.903% due 06/25/2043	1,429	1,375
SMB Private Education Loan Trust
1.042% due 07/17/2023	900	898

Total Asset-Backed Securities (Cost $26,861)		26,427

SOVEREIGN ISSUES 7.6%
Export-Import Bank of Korea
1.365% due 11/26/2016	1,000	1,001
1.380% due 01/14/2017	300	301
Japan Bank for International Cooperation
0.987% due 11/13/2018	10,000	9,902
Japan Finance Organization for Municipalities
2.500% due 09/12/2018	1,000	1,025
Korea Development Bank
1.260% due 01/22/2017	1,000	1,000
3.500% due 08/22/2017	1,500	1,539
Korea Land & Housing Corp.
1.875% due 08/02/2017	1,500	1,508
Province of Quebec
0.910% due 09/04/2018	9,600	9,581

Total Sovereign Issues (Cost $25,997)		25,857

SHORT-TERM INSTRUMENTS 15.1%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
1.098% due 02/17/2017	1,500	1,502

COMMERCIAL PAPER 2.6%
Bell Canada
0.873% due 07/18/2016	2,000	1,999
Schlumberger Holdings
1.016% due 08/18/2016	2,000	1,997
Syngenta Wilmington, Inc.
1.731% due 07/12/2016	2,000	2,000
Thomson Reuters Corp.
0.934% due 07/19/2016	3,000	2,999

		8,995

REPURCHASE AGREEMENTS (c) 6.8%		23,200

U.S. TREASURY BILLS 5.3%
0.255% due 07/21/2016 - 12/08/2016 (a)(b)(e)(g)	17,858	17,849

Total Short-Term Instruments (Cost $51,541)		51,546

Total Investments in Securities (Cost $315,070)		314,412

	SHARES
INVESTMENTS IN AFFILIATES 7.6%
SHORT-TERM INSTRUMENTS 7.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short-Term Floating NAV Portfolio III	2,629,252	25,988

Total Short-Term Instruments (Cost $25,985)		25,988

Total Investments in Affiliates (Cost $25,985)		25,988

Total Investments 100.1% (Cost $341,055)		$340,400
Financial Derivative Instruments (d)(f) (1.0)% (Cost or Premiums, net $3)		(3,572)
Other Assets and Liabilities, net 0.9%		3,101

Net Assets 100.0%		$339,929

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VIII, Ltd., which is a 100% owned subsidiary of the Fund.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.800% †	06/30/2016	07/01/2016	$17,100	U.S. Treasury Bonds 3.750% due 11/15/2043	$(17,536)	$17,100	$17,101
DEU	0.800 †	06/30/2016	07/01/2016	6,100	U.S. Treasury Bonds 3.125% due 02/15/2043	(6,232)	6,100	6,100

Total Repurchase Agreements						$(23,768)	$23,200	$23,201

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2018	1,411	$556	$18	$0
Australia Government 10-Year Bond September Futures	Long	09/2016	824	980	133	(133)
Corn September Futures †	Short	09/2016	275	271	168	0
DAX Index September Futures	Short	09/2016	21	(26)	0	(194)
E-mini NASDAQ 100 Index September Futures	Short	09/2016	95	(155)	0	(84)
Euro-OAT France Government 10-Year Bond September Futures	Long	09/2016	189	902	130	0
Gold 100 oz. August Futures †	Long	08/2016	98	266	0	(62)
Hang Seng China Enterprises Index July Futures	Long	07/2016	156	90	91	(1)
Natural Gas August Futures †	Long	07/2016	145	84	89	0
Nikkei 225 Index September Futures	Short	09/2016	116	212	11	(160)
Russell 2000 Mini Index September Futures	Short	09/2016	66	(198)	0	(121)
S&P/Toronto Stock Exchange 60 September Futures	Short	09/2016	112	(62)	0	(62)
SPI 200 Index September Futures	Short	09/2016	91	(66)	0	(66)

Total Futures Contracts				$2,854	$640	$(883)

(1)	Unsettled variation margin liability of $(166) for closed futures is outstanding at period end.

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.200%	06/16/2026	CAD	68,100	$4,643	$1,069	$64	$0
Pay	3-Month USD-LIBOR *	1.500	12/21/2021		$75,900	1,544	518	0	(22)
Pay	3-Month USD-LIBOR *	1.750	12/21/2026		28,100	737	362	0	(68)
Pay	3-Month USD-LIBOR *	2.250	12/21/2046		15,400	1,271	308	0	(167)
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	56,000	2,255	871	179	0
Pay	6-Month GBP-LIBOR	2.000	03/16/2026	GBP	28,800	3,840	1,343	69	0
Pay	6-Month JPY-LIBOR	1.000	09/19/2025	JPY	8,080,000	8,027	686	0	(33)

						$22,317	$5,157	$312	$(290)

Total Swap Agreements						$22,317	$5,157	$312	$(290)

*	This security has a forward starting effective date.

(e)	Securities with an aggregate market value of $7,617 and cash of $6,634 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	AUD	23,000	NZD	25,505	$1,055	$0
	07/2016		15,900		$11,682	0	(173)
	07/2016	CAD	22,600		17,396	0	(98)
	07/2016	EUR	15,000	GBP	11,376	0	(1,506)
	07/2016		14,500	JPY	1,764,306	993	0
	07/2016		14,500	NOK	135,334	75	0
	07/2016		20,125		$22,461	121	0
	07/2016	GBP	5,457	EUR	6,625	89	0
	07/2016	SEK	145,200		15,375	0	(100)
	07/2016		$2,464	CAD	3,100	0	(65)
	07/2016		40,404	EUR	35,375	0	(1,136)
	08/2016	HKD	1,981		$255	0	0
	08/2016		$1,040	EUR	938	3	0
BPS	07/2016		25,206	BRL	92,500	3,520	0
	08/2016	AUD	989		$730	0	(6)
	08/2016		$2,087	EUR	1,891	15	0
	08/2016		675	JPY	68,500	0	(11)
BRC	07/2016	BRL	28,800		$7,980	0	(964)
	07/2016	EUR	10,625	NOK	98,311	0	(47)
	07/2016		15,000	SEK	138,611	0	(263)
	07/2016		14,500		$16,141	45	0
	07/2016	GBP	11,875	JPY	1,781,140	1,443	0
	07/2016		30,813		$43,745	2,724	0
	07/2016	JPY	4,562,500		41,081	0	(3,112)
	07/2016	NOK	405,812	EUR	43,500	48	(251)
	07/2016	SEK	283,152		30,375	240	0
	07/2016		$10,343	BRL	35,500	681	0
	07/2016		16,945	GBP	11,625	0	(1,469)
	07/2016		12,529	JPY	1,337,500	426	0
	07/2016		11,266	MXN	210,000	212	0
	08/2016	HKD	2,324		$299	0	0
	08/2016	JPY	240,400		2,353	23	0
	08/2016		$520	AUD	706	5	0
CBK	07/2016	AUD	26,400		$19,378	0	(305)
	07/2016	BRL	74,600		20,441	0	(2,726)
	07/2016	CAD	50,000		38,229	0	(474)
	07/2016	EUR	31,250	GBP	24,366	0	(2,251)
	07/2016		26,500	NOK	251,837	676	0
	07/2016		30,750	SEK	283,722	0	(589)
	07/2016		28,875		$32,635	582	0
	07/2016	NOK	252,204	EUR	26,500	0	(720)
	07/2016	NZD	53,436	AUD	48,000	0	(2,351)
	07/2016		$31,633		41,400	0	(766)
	07/2016		55,606	CAD	71,900	364	(315)
	07/2016		9,689	GBP	6,687	0	(786)
	07/2016		13,021	JPY	1,387,500	419	0
	08/2016	AUD	1,200		$898	4	0
	08/2016	EUR	2,143		2,435	54	0
	08/2016	GBP	4,011		5,788	446	0
	08/2016	HKD	4,065		524	0	0
	08/2016	JPY	68,300		654	0	(9)
	08/2016		$269	EUR	236	0	(7)
	08/2016		999	GBP	698	0	(69)
DUB	07/2016	AUD	30,000		$22,357	0	(11)
	07/2016	GBP	23,952	EUR	30,375	1,830	0
	07/2016		4,313		$5,834	92	0
	07/2016	JPY	1,649,116	GBP	11,875	0	(164)
	07/2016		1,337,500		$12,152	0	(803)
	07/2016		$15,821	EUR	13,750	0	(558)
	07/2016		18,406	GBP	12,500	0	(1,765)
	07/2016		19,572	JPY	2,112,500	890	0
	07/2016		8,722	MXN	155,500	0	(223)
GLM	07/2016	AUD	2,600	NZD	2,877	115	0
	08/2016	GBP	792		$1,169	115	0
	08/2016	NOK	9,010		1,110	34	0
	08/2016		$1,637	AUD	2,207	7	0
	08/2016		703	CAD	915	6	0
	08/2016		2,150	EUR	1,904	0	(34)
	08/2016		3,328	GBP	2,501	5	(2)
HUS	07/2016	CAD	25,000		$19,113	0	(238)
	07/2016		$19,561	AUD	26,400	122	0
	07/2016		4,804	BRL	15,600	41	0
	08/2016	HKD	2,999		$387	0	0
	08/2016	JPY	127,864		1,184	0	(55)
	08/2016		$1,753	HKD	13,602	1	0
JPM	07/2016	EUR	18,375	NOK	170,908	25	0
	07/2016	JPY	250,000		$2,294	0	(128)
	07/2016		$10,886	MXN	190,500	0	(474)
	08/2016	CAD	2,171		$1,698	18	0
	08/2016	CHF	610		631	5	0
	08/2016	EUR	3,855		4,388	104	0
	08/2016	JPY	22,600		209	0	(11)
	08/2016		$396	CAD	504	0	(6)
	08/2016		1,523	JPY	165,300	80	0
MSB	07/2016	EUR	16,250	GBP	12,643	0	(1,206)
	07/2016		14,250	JPY	1,757,263	1,203	0
	07/2016		15,250		$17,041	113	0
	07/2016	GBP	25,818	EUR	32,125	1,289	0
	07/2016	JPY	1,794,838		14,250	0	(1,567)
	07/2016	MXN	556,000		$30,627	238	0
	07/2016	SEK	140,799	EUR	15,375	420	0
	07/2016		$3,497	AUD	4,500	0	(142)
	07/2016		7,224	BRL	25,600	726	0
	07/2016		17,285	EUR	15,125	0	(496)
	07/2016		30,513	JPY	3,400,000	2,419	0
	08/2016	GBP	636		$884	37	0
RBC	08/2016	HKD	2,457		317	0	0
SCX	07/2016	AUD	45,200	NZD	49,055	1,311	0
	08/2016	JPY	46,100		$436	0	(11)
	08/2016		$3,459	GBP	2,420	0	(236)
SOG	08/2016		413	HKD	3,202	0	0
UAG	08/2016	EUR	2,603		$2,888	0	(4)
	08/2016	GBP	1,341		1,797	11	0
	08/2016	HKD	8,861		1,143	0	0
	08/2016		$342	JPY	35,100	0	(2)

Total Forward Foreign Currency Contracts						$25,520	$(28,705)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC AUD versus USD	NZD	0.960	07/25/2016	AUD	41,667	$3	$0

Total Purchased Options							$3	$0

(g)	Securities with an aggregate market value of $10,581 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$100,851	$0	$100,851
Industrials	0	50,100	0	50,100
Utilities	0	28,429	0	28,429
Municipal Bonds & Notes
California	0	1,100	0	1,100
U.S. Government Agencies	0	18,863	0	18,863
U.S. Treasury Obligations	0	4,805	0	4,805
Non-Agency Mortgage-Backed Securities	0	6,434	0	6,434
Asset-Backed Securities	0	26,427	0	26,427
Sovereign Issues	0	25,857	0	25,857
Short-Term Instruments
Certificates of Deposit	0	1,502	0	1,502
Commercial Paper	0	8,995	0	8,995
Repurchase Agreements	0	23,200	0	23,200
U.S. Treasury Bills	0	17,849	0	17,849
	$0	$314,412	$0	$314,412

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25,988	$0	$0	$25,988

Total Investments	$25,988	$314,412	$0	$340,400

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	640	312	0	952
Over the counter	0	25,520	0	25,520
	$640	$25,832	$0	$26,472

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(883)	(290)	0	(1,173)

Over the counter	0	(28,705)	0	(28,705)

	$(883)	$(28,995)	$0	$(29,878)

Totals	$25,745	$311,249	$0	$336,994

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 147.5%
BANK LOAN OBLIGATIONS 0.6%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$4,938	$4,943
Community Health Systems, Inc.
3.924% due 12/31/2018		2,621	2,605
Dell, Inc.
3.750% due 10/29/2018		7,749	7,753
FCA US LLC
3.500% due 05/24/2017		3,345	3,348
Fortescue Metals Group Ltd.
4.250% due 06/30/2019		9,281	8,904

Total Bank Loan Obligations (Cost $27,835)			27,553

CORPORATE BONDS & NOTES 30.9%
BANKING & FINANCE 23.7%
ABN AMRO Bank NV
4.750% due 07/28/2025		1,400	1,459
AGFC Capital Trust
6.000% due 01/15/2067		6,600	3,102
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		30,000	29,588
3.500% due 01/27/2019		3,000	2,989
4.750% due 09/10/2018		5,000	5,112
6.250% due 12/01/2017		9,000	9,450
American Express Co.
4.900% due 03/15/2020 (e)		6,200	5,907
Aviation Capital Group Corp.
3.875% due 09/27/2016		30,800	30,883
Aviation Loan Trust
2.763% due 12/15/2022		7,706	7,016
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)	EUR	2,600	2,494
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (e)		1,200	1,144
Bank of America Corp.
0.559% due 03/28/2018		1,000	1,106
2.000% due 01/11/2018		$2,200	2,216
4.057% due 10/21/2025	MXN	119,000	7,062
4.125% due 01/22/2024		$11,000	11,870
5.650% due 05/01/2018		36,300	38,918
5.750% due 12/01/2017		14,275	15,114
6.000% due 09/01/2017		1,610	1,693
6.400% due 08/28/2017		7,150	7,547
6.500% due 07/15/2018		300	328
6.875% due 04/25/2018		62,300	68,045
6.875% due 11/15/2018		300	334
7.800% due 09/15/2016		4,000	4,050
Bankia S.A.
4.375% due 02/14/2017	EUR	2,500	2,845
Barclays Bank PLC
7.700% due 04/25/2018 (e)		$2,259	2,370
10.000% due 05/21/2021	GBP	25,675	42,449
14.000% due 06/15/2019 (e)		27,431	44,369
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$26,200	27,841
Blackstone CQP Holdco LP
9.296% due 03/19/2019		11,297	11,297
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		2,000	1,961
BPCE S.A.
5.150% due 07/21/2024		14,300	14,911
Citigroup, Inc.
0.379% due 05/31/2017	EUR	1,600	1,775
6.125% due 11/15/2020 (e)		$8,000	8,130
Cooperatieve Rabobank UA
2.500% due 01/19/2021		2,000	2,052
6.875% due 03/19/2020	EUR	4,000	5,205
8.375% due 07/26/2016 (e)		$8,200	8,245
8.400% due 06/29/2017 (e)		1,700	1,783
11.000% due 06/30/2019 (e)		300	359
Corp. Andina de Fomento
3.950% due 10/15/2021 (d)	MXN	248,829	13,900
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$14,975	14,691

Doric Nimrod Air Alpha Pass-Through Trust
5.250% due 05/30/2025		5,737	5,945
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		4,473	4,591
Eksportfinans ASA
5.500% due 06/26/2017		10,000	10,361
Ford Motor Credit Co. LLC
4.250% due 02/03/2017		3,590	3,648
6.625% due 08/15/2017		14,500	15,310
8.000% due 12/15/2016		2,600	2,679
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		300	324
HBOS PLC
0.539% due 09/01/2016	EUR	4,900	5,428
1.331% due 09/30/2016		$4,800	4,800
5.374% due 06/30/2021	EUR	10,000	12,709
HSBC Bank USA N.A.
6.000% due 08/09/2017		$19,100	19,981
HSBC Holdings PLC
3.400% due 03/08/2021		400	412
4.300% due 03/08/2026		400	425
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		1,400	1,403
International Lease Finance Corp.
6.750% due 09/01/2016		70,800	71,182
7.125% due 09/01/2018		5,300	5,832
JPMorgan Chase & Co.
2.250% due 01/23/2020		18,005	18,255
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	2,458
6.000% due 10/01/2017		$22,300	23,558
Lloyds Bank PLC
4.385% due 05/12/2017 (e)	EUR	600	699
12.000% due 12/16/2024 (e)		$46,650	63,736
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	2,500	3,154
Morgan Stanley
5.950% due 12/28/2017		$700	745
6.625% due 04/01/2018		3,500	3,796
MUFG Union Bank N.A.
2.625% due 09/26/2018		19,300	19,729
Murray Street Investment Trust
4.647% due 03/09/2017		26,100	26,752
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	2,500	2,772
Nationwide Building Society
3.900% due 07/21/2025		$2,800	2,999
Navient Corp.
5.000% due 06/15/2018		1,855	1,850
5.500% due 01/15/2019		7,186	7,245
8.450% due 06/15/2018		10,904	11,831
Novo Banco S.A.
5.000% due 04/23/2019	EUR	100	81
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		$600	667
QBE Capital Funding Ltd.
7.250% due 05/24/2041		17,650	19,569
Royal Bank of Scotland Group PLC
6.125% due 12/15/2022		180	189
6.400% due 10/21/2019		42,650	47,419
6.666% due 10/05/2017 (e)	CAD	5,300	4,279
6.990% due 10/05/2017 (e)		$20,945	22,516
7.387% due 12/29/2049 (e)	GBP	939	1,270
7.648% due 09/30/2031 (e)		$2,125	2,518
Santander UK PLC
2.500% due 03/14/2019		24,500	24,762
Toronto-Dominion Bank
1.627% due 04/07/2021		13,300	13,381
UBS AG
7.625% due 08/17/2022		49,800	56,523
Volkswagen Bank GmbH
0.152% due 11/27/2017	EUR	3,400	3,738
Wells Fargo & Co.
2.600% due 07/22/2020		$4,800	4,936
5.900% due 06/15/2024 (e)		10,200	10,506

			1,028,573

INDUSTRIALS 4.7%
AbbVie, Inc.
2.500% due 05/14/2020		700	717
3.600% due 05/14/2025		4,700	4,934
4.500% due 05/14/2035		4,500	4,709
4.700% due 05/14/2045		5,300	5,631
Actavis Funding SCS
1.736% due 03/12/2018		6,300	6,326

Altice Financing S.A.
6.625% due 02/15/2023		700	690
Anadarko Petroleum Corp.
6.375% due 09/15/2017		13	14
Avnet, Inc.
6.625% due 09/15/2016		1,450	1,465
Charter Communications Operating LLC
3.579% due 07/23/2020		1,700	1,779
4.464% due 07/23/2022		5,100	5,498
4.908% due 07/23/2025		10,200	11,137
6.384% due 10/23/2035		1,300	1,545
6.484% due 10/23/2045		2,500	2,998
6.834% due 10/23/2055		500	597
Chesapeake Energy Corp.
3.878% due 04/15/2019		7,400	5,605
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022		166	174
CVS Health Corp.
2.800% due 07/20/2020		1,100	1,146
3.500% due 07/20/2022		500	539
5.125% due 07/20/2045		1,700	2,116
Diamond 1 Finance Corp.
3.480% due 06/01/2019		3,550	3,639
4.420% due 06/15/2021		3,650	3,756
6.020% due 06/15/2026		2,250	2,339
DISH DBS Corp.
4.250% due 04/01/2018		14,915	15,251
7.875% due 09/01/2019		4,264	4,712
Enterprise Products Operating LLC
5.200% due 09/01/2020		3,275	3,688
Harvest Operations Corp.
2.330% due 04/14/2021		4,950	4,973
HCA, Inc.
3.750% due 03/15/2019		18,250	18,934
Imperial Tobacco Finance PLC
2.050% due 02/11/2018		4,300	4,340
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020		5,534	6,199
Kraft Heinz Foods Co.
2.000% due 07/02/2018		2,600	2,637
2.800% due 07/02/2020		800	832
3.500% due 06/06/2022		600	639
3.500% due 07/15/2022		700	744
3.950% due 07/15/2025		200	218
5.000% due 07/15/2035		200	230
5.200% due 07/15/2045		700	833
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		1,200	1,173
MPLX LP
5.500% due 02/15/2023		1,000	1,017
NBCUniversal Media LLC
5.150% due 04/30/2020		2,200	2,495
NXP BV
3.500% due 09/15/2016		393	394
QUALCOMM, Inc.
4.650% due 05/20/2035		1,500	1,624
4.800% due 05/20/2045		1,900	1,984
QVC, Inc.
3.125% due 04/01/2019		3,500	3,595
Reynolds American, Inc.
3.250% due 06/12/2020		646	684
4.000% due 06/12/2022		800	871
4.450% due 06/12/2025		3,000	3,358
SFR Group S.A.
7.375% due 05/01/2026		8,300	8,217
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	3,000	3,571
UAL Pass-Through Trust
10.400% due 05/01/2018		$3,514	3,615
UnitedHealth Group, Inc.
2.700% due 07/15/2020		2,500	2,605
Universal Health Services, Inc.
3.750% due 08/01/2019		20,800	21,606
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		500	1
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		7,300	7,364
2.700% due 04/01/2020		3,600	3,647
3.150% due 04/01/2022		3,100	3,182
3.550% due 04/01/2025		1,500	1,550

			204,137

UTILITIES 2.5%
AES Corp.
3.673% due 06/01/2019		11,397	11,397

AT&T, Inc.
2.450% due 06/30/2020		700	715
3.000% due 06/30/2022		14,300	14,666
4.500% due 05/15/2035		800	820
CenturyLink, Inc.
7.600% due 09/15/2039		5,000	4,237
Dominion Resources, Inc.
3.456% due 06/30/2066		5,000	4,162
Embarq Corp.
7.995% due 06/01/2036		3,900	3,915
Petrobras Global Finance BV
3.536% due 03/17/2020		100	88
4.375% due 05/20/2023		50	41
5.750% due 01/20/2020		3,400	3,288
6.625% due 01/16/2034	GBP	1,200	1,198
6.850% due 06/05/2115		$200	153
8.375% due 05/23/2021		43,500	45,001
Sprint Communications, Inc.
8.375% due 08/15/2017		20,425	21,038
Telecom Italia SpA
4.500% due 01/25/2021	EUR	700	882

			111,601

Total Corporate Bonds & Notes (Cost $1,330,739)			1,344,311

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 0.4%
California State General Obligation Notes, Series 2010
6.200% due 03/01/2019		$15,000	17,049

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		2,300	2,429
7.750% due 01/01/2042		3,800	3,862

			6,291

NEW YORK 0.3%
Port Authority of New York & New Jersey Revenue Bonds, Series 2015
4.810% due 10/15/2065		9,000	10,829

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024		1,000	981

WASHINGTON 0.7%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023		4,300	4,655
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021		8,500	8,966
2.953% due 07/01/2022		15,000	16,145

			29,766

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		5,435	5,182

Total Municipal Bonds & Notes (Cost $63,089)			70,098

U.S. GOVERNMENT AGENCIES 22.9%
Fannie Mae
0.523% due 12/25/2036		98	98
0.553% due 01/25/2021		1	1
0.573% due 03/25/2034		107	106
0.583% due 03/25/2036		51	49
0.603% due 08/25/2034		38	37
0.753% due 12/25/2028		5	5
0.803% due 03/25/2037 - 05/25/2042		252	252
0.898% due 10/18/2030		3	3
0.953% due 03/25/2017		1	1
0.998% due 04/18/2032		45	46
1.353% due 04/25/2032		2	2
1.610% due 08/01/2042 - 09/01/2044		324	331
1.638% due 10/01/2044		14	14
1.875% due 11/25/2023		31	32
2.260% due 12/01/2034 - 06/01/2035		84	87
2.329% due 12/01/2034		32	33
2.375% due 09/01/2035		803	846
2.379% due 08/01/2029		13	14
2.497% due 01/01/2036		213	226

2.500% due 09/01/2034	24	25
2.506% due 09/01/2039	24	24
2.521% due 02/01/2036	75	79
2.557% due 05/25/2035	34	36
2.559% due 09/01/2031	17	18
2.612% due 12/01/2035 - 03/01/2036	306	321
2.653% due 11/01/2034	403	427
2.670% due 05/01/2036	135	142
3.032% due 05/01/2036	13	14
4.261% due 08/01/2028	4	4
4.323% due 12/01/2036	34	36
4.750% due 03/01/2027	1	1
5.000% due 01/25/2035	27	30
5.610% due 01/25/2032	63	70
5.665% due 02/25/2033	205	229
5.750% due 08/25/2033	74	85
6.000% due 01/25/2033 - 07/25/2044	271	318
6.473% due 10/25/2031	12	13
6.500% due 06/01/2036 - 10/01/2038	3,967	4,733
6.589% due 10/25/2031	158	173
7.500% due 12/25/2019 - 06/25/2032	168	185
8.500% due 10/25/2019	1	1
9.000% due 12/25/2019	19	20
Fannie Mae, TBA
3.000% due 07/01/2046 - 08/01/2046	405,500	420,627
3.500% due 07/01/2046 - 08/01/2046	475,700	501,524
5.500% due 07/01/2046	1,000	1,124
6.000% due 07/01/2046	20,000	22,876
Federal Housing Administration
6.896% due 07/01/2020	303	297
7.430% due 02/01/2023	4	4
7.465% due 11/01/2019	13	13
Freddie Mac
0.642% due 10/15/2020	3	3
0.792% due 12/15/2029	77	77
0.942% due 01/15/2032	13	13
1.392% due 10/15/2020	1	1
1.610% due 02/25/2045	17	18
1.703% due 10/25/2021 (a)	36,453	2,451
1.810% due 07/25/2044	2,895	2,981
2.109% due 09/01/2035	13	14
2.432% due 05/01/2025	2	2
2.504% due 08/01/2035	22	23
2.521% due 09/01/2035	8	9
2.598% due 12/01/2032	8	8
2.802% due 03/01/2036	126	133
4.768% due 05/25/2018	97	101
5.000% due 03/15/2021 - 08/15/2038	185	195
5.427% due 07/25/2033	3	3
5.500% due 09/15/2039	170	194
6.000% due 05/15/2035	258	302
6.294% due 11/25/2030	20	20
6.500% due 10/25/2043	91	110
6.555% due 09/25/2029	116	118
7.000% due 07/25/2043	54	66
7.136% due 12/25/2030	149	160
7.500% due 08/15/2030 - 03/25/2044	115	144
10.916% due 04/15/2044	2,457	2,514
Ginnie Mae
0.748% due 05/20/2037	1,064	1,062
0.942% due 04/16/2032	11	11
0.992% due 12/16/2025	46	46
1.750% due 04/20/2030	20	20
1.875% due 09/20/2023 - 07/20/2030	37	39
2.000% due 06/20/2021 - 10/20/2029	238	245
3.500% due 11/20/2017 - 10/15/2044	100	106
4.000% due 12/20/2017	1	1
5.000% due 03/15/2039 - 05/15/2039	2,260	2,531
5.500% due 10/20/2023 - 03/15/2035	134	152
6.000% due 06/20/2038	41	45
8.000% due 03/20/2030	17	22
8.500% due 04/20/2030 - 07/20/2030	2	2
Ginnie Mae, TBA
4.000% due 08/01/2046	17,000	18,254
Overseas Private Investment Corp.
0.000% due 11/17/2017 (c)	5,000	5,352
Small Business Administration
4.340% due 03/01/2024	85	90
4.760% due 09/01/2025	85	92
5.600% due 09/01/2028	362	410
6.220% due 12/01/2028	308	355
7.190% due 12/01/2019	39	41
7.200% due 10/01/2019	176	184

Total U.S. Government Agencies (Cost $991,982)		994,352

U.S. TREASURY OBLIGATIONS 44.4%
U.S. Treasury Bonds
2.500% due 02/15/2045	1,720	1,793
3.000% due 11/15/2044	6,100	7,021
3.000% due 05/15/2045	2,200	2,531
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2023 (h)	246,405	255,128
2.000% due 01/15/2026 (j)	31,458	37,058
2.375% due 01/15/2025 (j)	104,067	124,406
U.S. Treasury Notes
1.250% due 06/30/2023	9,200	9,248
1.625% due 02/15/2026 (h)	8,910	9,016
1.625% due 05/15/2026	420	426
1.875% due 11/30/2021 (j)	78,100	81,369
1.875% due 10/31/2022 (h)	130,800	135,968
2.000% due 05/31/2021 (j)	107,700	112,824
2.000% due 10/31/2021 (j)(l)	6,400	6,706
2.000% due 07/31/2022 (h)(j)	90,600	94,902
2.000% due 02/15/2025 (j)(l)	2,400	2,512
2.000% due 08/15/2025 (h)(j)(l)	205,450	214,920
2.125% due 09/30/2021 (h)(j)(l)	386,100	407,049
2.125% due 05/15/2025 (j)	1,485	1,570
2.375% due 08/15/2024 (h)(j)	396,200	426,704

Total U.S. Treasury Obligations (Cost $1,834,958)		1,931,151

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.1%
Adjustable Rate Mortgage Trust
0.583% due 03/25/2036	530	340
2.999% due 10/25/2035 ^	2,283	2,053
3.110% due 09/25/2035	22	19
American Home Mortgage Assets Trust
0.643% due 05/25/2046 ^	777	567
1.357% due 11/25/2046	12,498	5,917
1.407% due 10/25/2046	372	291
American Home Mortgage Investment Trust
2.478% due 09/25/2045	773	749
2.730% due 10/25/2034	35	35
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	1,010	853
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	246	247
5.739% due 04/10/2049	5,369	5,475
Banc of America Funding Trust
0.638% due 10/20/2036	868	701
0.663% due 04/25/2037 ^	752	496
0.728% due 06/20/2047	2,000	1,428
0.853% due 05/25/2037 ^	445	323
2.988% due 05/20/2036 ^	1,092	1,044
3.017% due 01/20/2047 ^	606	512
3.026% due 06/20/2037 ^	296	277
5.055% due 10/20/2046 ^	3,212	2,545
5.500% due 09/25/2034	2,623	2,549
5.806% due 03/25/2037 ^	24	21
5.878% due 10/25/2036 ^	736	608
6.000% due 08/25/2037 ^	2,368	2,061
Banc of America Mortgage Trust
2.948% due 02/25/2034	157	150
3.260% due 05/25/2034	441	436
6.500% due 10/25/2031	5	5
BCAP LLC Trust
1.250% due 11/26/2046	5,685	5,466
2.277% due 04/26/2037	3,729	3,704
2.737% due 10/26/2036	397	250
2.952% due 05/26/2036	967	971
4.000% due 04/26/2037	796	798
5.207% due 03/26/2037	8,937	8,622
5.250% due 02/26/2036	4,042	3,537
5.250% due 06/26/2037	1,780	1,778
9.406% due 02/26/2036	2,432	912
11.877% due 04/26/2037	2,119	644
27.573% due 06/26/2036	4,404	1,100
BCRR Trust
5.988% due 08/17/2045	5,658	5,735
Bear Stearns Adjustable Rate Mortgage Trust
2.721% due 04/25/2034	109	109
2.729% due 08/25/2035	444	392
2.830% due 08/25/2035	213	183
2.836% due 11/25/2034	276	272
2.937% due 01/25/2034	480	478
2.973% due 05/25/2034	21	20
3.000% due 10/25/2034	102	94

3.065% due 04/25/2034		6	6
3.115% due 05/25/2034		71	68
3.226% due 02/25/2033		11	11
3.254% due 11/25/2034		8	8
Bear Stearns ALT-A Trust
0.653% due 02/25/2034		166	134
0.773% due 08/25/2036 ^		3,074	2,309
0.793% due 08/25/2036		1,221	986
0.893% due 04/25/2036		4,068	3,240
1.133% due 09/25/2034		86	85
1.153% due 09/25/2034		971	954
2.667% due 03/25/2036		2,346	1,611
2.732% due 01/25/2036 ^		2,344	1,930
2.826% due 11/25/2036 ^		5,030	3,472
2.844% due 03/25/2036		673	499
2.898% due 08/25/2036 ^		25	19
2.907% due 11/25/2036		34,488	25,960
2.913% due 05/25/2035		4,758	4,671
3.000% due 11/25/2035 ^		211	157
3.877% due 11/25/2036 ^		925	704
Bear Stearns Mortgage Funding Trust
0.643% due 01/25/2037		3,949	3,243
7.000% due 08/25/2036		1,935	1,841
Bear Stearns Structured Products, Inc. Trust
2.690% due 12/26/2046		1,609	1,200
Berica ABS SRL
0.019% due 12/31/2055	EUR	4,584	5,064
Berica Residential MBS SRL
0.066% due 03/31/2048		10,055	11,075
Chase Mortgage Finance Trust
2.713% due 07/25/2037		$110	107
2.888% due 02/25/2037		132	128
ChaseFlex Trust
0.753% due 07/25/2037		1,043	772
0.913% due 07/25/2037 ^		559	285
4.400% due 08/25/2037 ^		3,864	3,240
6.000% due 02/25/2037 ^		1,099	754
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.913% due 05/25/2036		2,014	1,768
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037		281	279
6.000% due 09/25/2037		536	557
Citigroup Commercial Mortgage Trust
2.690% due 04/10/2046		69	72
5.901% due 12/10/2049		105	108
Citigroup Global Markets Mortgage Securities, Inc.
0.953% due 05/25/2032		100	98
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035		711	689
2.740% due 11/25/2035		3,252	3,103
2.811% due 02/25/2034		201	199
2.861% due 08/25/2035		1,762	1,735
2.861% due 08/25/2035 ^		186	140
2.865% due 11/25/2036 ^		1,235	1,102
3.028% due 09/25/2037 ^		628	574
5.470% due 09/25/2037 ^		3,816	3,318
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		70	73
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		1,047	902
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		1,643	1,237
Countrywide Alternative Loan Trust
0.573% due 06/25/2036		2,103	1,593
0.593% due 04/25/2047		5,440	4,570
0.623% due 11/25/2036		1,010	795
0.623% due 01/25/2037 ^		237	197
0.643% due 09/25/2046 ^		212	162
0.643% due 12/20/2046 ^		26,460	19,316
0.653% due 06/25/2037		32	27
0.658% due 03/20/2046		2,962	2,196
0.678% due 07/20/2035		68	57
0.703% due 09/25/2046 ^		900	250
0.733% due 12/25/2035		571	498
0.733% due 02/25/2037		512	376
0.768% due 11/20/2035		4,559	3,588
0.803% due 05/25/2036 ^		2,054	1,005
0.803% due 05/25/2037 ^		79	41
0.823% due 02/25/2037 ^		15,325	5,554
0.853% due 05/25/2036		3,390	2,321
0.903% due 09/25/2035 ^		5,261	3,760
0.953% due 12/25/2035 ^		6,077	3,876
0.953% due 05/25/2037 ^		1,924	1,022
1.153% due 05/25/2036		2,360	1,184
1.163% due 07/25/2036 ^		1,818	819
1.203% due 08/25/2035 ^		170	130

1.253% due 12/25/2035 ^		1,247	971
1.353% due 12/25/2036 ^		7,832	4,152
1.437% due 02/25/2036		19	17
1.917% due 01/25/2036		1,739	1,587
2.649% due 10/25/2035 ^		772	612
3.213% due 06/25/2037		5,420	4,644
4.333% due 06/25/2047		340	264
5.250% due 06/25/2035 ^		39	34
5.500% due 04/25/2035		865	839
5.500% due 10/25/2035 ^		880	738
5.500% due 11/25/2035 ^		3,571	3,012
5.500% due 12/25/2035 ^		492	402
5.500% due 01/25/2036		776	645
5.500% due 03/25/2036 ^		94	67
5.750% due 02/25/2035		932	921
5.750% due 07/25/2035 ^		3,435	3,004
6.000% due 04/25/2036 ^		1,273	978
6.000% due 01/25/2037 ^		1,634	1,292
6.000% due 02/25/2037 ^		3,823	2,641
6.000% due 03/25/2037 ^		1,732	1,303
6.000% due 08/25/2037 ^		1,011	827
6.250% due 11/25/2036 ^		936	805
6.500% due 09/25/2037 ^		1,771	1,288
Countrywide Home Loan Mortgage Pass-Through Trust
0.743% due 04/25/2035		603	517
1.093% due 03/25/2035		5,054	3,717
1.113% due 02/25/2035		101	88
1.193% due 02/25/2035		1,877	1,530
1.213% due 09/25/2034		9	8
2.592% due 02/20/2036 ^		795	700
2.602% due 02/20/2036 ^		1,274	1,125
2.666% due 07/25/2034		324	320
2.674% due 11/25/2034		118	112
2.716% due 10/19/2032		9	7
2.734% due 09/25/2034 ^		49	34
2.735% due 12/25/2033		55	55
2.792% due 03/25/2037 ^		260	182
2.906% due 11/19/2033		41	39
3.002% due 08/25/2034		248	223
3.002% due 08/25/2034 ^		16	14
3.011% due 06/20/2035		32	29
3.148% due 06/25/2033		447	443
5.500% due 03/25/2035		456	467
5.500% due 11/25/2035 ^		174	155
5.500% due 07/25/2037 ^		1,083	847
5.750% due 07/25/2037 ^		5,378	4,863
6.000% due 02/25/2036 ^		981	799
6.000% due 03/25/2036 ^		10	8
Countrywide Home Loan Reperforming REMIC Trust
0.793% due 06/25/2035		2,041	1,820
0.853% due 11/25/2034		57	48
Credit Suisse Commercial Mortgage Trust
0.654% due 02/27/2036		781	747
Credit Suisse First Boston Mortgage Securities Corp.
0.458% due 05/15/2023 (a)		217,796	1,981
1.054% due 03/25/2032		94	87
1.603% due 09/25/2034 ^		515	443
2.539% due 06/25/2033		46	45
2.677% due 07/25/2033		12	12
2.875% due 08/25/2033		45	45
6.000% due 01/25/2036 ^		2,296	1,595
7.000% due 02/25/2034		316	339
Credit Suisse Mortgage Capital Certificates
2.496% due 07/27/2037		3,961	3,198
2.835% due 02/26/2036		1,074	1,036
2.852% due 08/27/2046		4,656	4,578
5.383% due 02/15/2040		2,833	2,853
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		1,150	992
6.548% due 08/25/2037		1,401	1,076
Deco UK PLC
0.751% due 01/27/2020	GBP	2,198	2,851
0.781% due 01/27/2020		691	897
Deutsche ALT-A Securities, Inc.
0.553% due 08/25/2037 ^		$1,396	1,133
0.573% due 08/25/2036		4,584	3,601
0.603% due 03/25/2037 ^		1,269	924
0.663% due 08/25/2037 ^		886	785
0.753% due 04/25/2037		971	497
0.783% due 02/25/2036		9,331	7,384
Downey Savings & Loan Association Mortgage Loan Trust
0.708% due 08/19/2045		34	29
1.330% due 03/19/2046 ^		1,382	1,069
EF Hutton Trust
9.950% due 10/20/2018		3	4

EMF-NL BV
0.749% due 07/17/2041	EUR	1,200	1,067
EMF-NL Prime BV
0.549% due 04/17/2041		6,196	6,065
Eurosail BV
1.249% due 10/17/2040		3,490	3,776
First Horizon Alternative Mortgage Securities Trust
2.472% due 03/25/2035		$66	52
2.576% due 04/25/2036 ^		1,120	955
2.728% due 01/25/2036 ^		9,481	7,459
2.809% due 06/25/2036		1,296	1,057
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		2,005	1,746
First Horizon Mortgage Pass-Through Trust
2.703% due 02/25/2034		515	512
2.929% due 08/25/2035		455	400
First Republic Mortgage Loan Trust
0.792% due 11/15/2031		676	648
GMAC Mortgage Corp. Loan Trust
3.410% due 06/25/2034		10	10
GreenPoint Mortgage Funding Trust
0.723% due 11/25/2045		122	105
0.893% due 06/25/2045		18	16
Greenpoint Mortgage Pass-Through Certificates
3.135% due 10/25/2033		71	70
Grifonas Finance PLC
0.152% due 08/28/2039	EUR	934	746
GS Mortgage Securities Trust
3.135% due 06/10/2046		$310	330
GSMPS Mortgage Loan Trust
0.803% due 03/25/2035		80	68
GSR Mortgage Loan Trust
2.220% due 03/25/2033		20	19
2.742% due 06/25/2034		407	395
5.750% due 03/25/2036 ^		631	573
5.750% due 01/25/2037		1,464	1,395
6.000% due 02/25/2036 ^		3,749	3,086
6.000% due 03/25/2037 ^		2,257	2,140
6.000% due 05/25/2037 ^		947	879
6.500% due 09/25/2036 ^		669	539
HarborView Mortgage Loan Trust
0.628% due 11/19/2036		263	217
0.628% due 07/19/2046 ^		289	168
0.628% due 11/19/2046 ^		85	63
0.688% due 06/19/2035		109	96
0.698% due 01/19/2036		2,300	1,567
0.728% due 02/19/2036		1,698	1,255
0.758% due 11/19/2035		1,781	1,471
1.198% due 10/19/2035		989	794
1.268% due 11/19/2034		1,308	1,023
2.528% due 06/19/2045 ^		4,012	2,450
2.697% due 04/19/2034		14	14
HomeBanc Mortgage Trust
2.719% due 04/25/2037 ^		14,469	9,215
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^		4,308	3,615
Impac CMB Trust
1.113% due 03/25/2035		254	235
Impac Secured Assets Trust
0.623% due 01/25/2037		7,694	6,701
0.803% due 05/25/2036		354	320
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust
5.314% due 01/25/2051		430	509
IndyMac Mortgage Loan Trust
0.613% due 04/25/2037		881	748
0.643% due 09/25/2046		46	38
0.653% due 11/25/2046		732	530
0.703% due 02/25/2037		2,700	1,631
0.753% due 07/25/2035		2,057	1,766
2.790% due 01/25/2036 ^		830	691
2.835% due 10/25/2034		2,311	2,224
2.837% due 12/25/2034		925	874
2.857% due 01/25/2036		2,081	1,949
2.972% due 12/25/2036 ^		84	74
3.123% due 06/25/2037 ^		1,207	886
3.129% due 03/25/2037 ^		5,056	4,693
3.364% due 06/25/2036		1,474	1,205
JPMorgan Alternative Loan Trust
0.593% due 03/25/2037		1,312	968
0.950% due 06/27/2037		856	650
1.829% due 05/26/2037		8,808	7,934
3.037% due 05/25/2037 ^		2,496	2,062
5.500% due 11/25/2036 ^		1	1
6.310% due 08/25/2036 ^		2,804	2,267
JPMorgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046		264	274

2.665% due 01/15/2046		264	271
3.414% due 01/15/2046		57	61
5.115% due 07/15/2041		12	12
5.397% due 05/15/2045		4,536	4,530
5.552% due 05/12/2045		53	53
5.716% due 02/15/2051		132	137
JPMorgan Mortgage Trust
2.467% due 11/25/2033		20	19
2.747% due 11/25/2035		909	861
2.767% due 04/25/2036 ^		555	512
2.860% due 04/25/2037 ^		103	92
2.881% due 02/25/2036 ^		19	17
3.030% due 07/25/2035		70	70
3.143% due 05/25/2034		209	206
5.750% due 01/25/2036 ^		1,807	1,541
6.000% due 08/25/2037 ^		5,798	5,040
6.250% due 07/25/2036 ^		2,500	2,060
6.500% due 01/25/2036 ^		866	716
6.500% due 08/25/2036 ^		3,734	3,085
JPMorgan Resecuritization Trust
2.601% due 05/27/2037		3,339	3,238
2.812% due 06/27/2037		94	87
LB Commercial Mortgage Trust
6.073% due 07/15/2044		9,937	10,297
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		2,208	2,213
Lehman XS Trust
0.653% due 08/25/2046		4,368	3,507
0.683% due 04/25/2046 ^		4,633	3,613
LMREC, Inc.
2.202% due 02/22/2032		15,000	14,805
MASTR Adjustable Rate Mortgages Trust
0.663% due 05/25/2047 ^		805	743
0.753% due 05/25/2047 ^		657	418
2.904% due 05/25/2034		227	222
2.924% due 11/21/2034		105	107
MASTR Asset Securitization Trust
5.500% due 11/25/2017		2	2
MASTR Seasoned Securitization Trust
3.418% due 10/25/2032		28	27
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.142% due 11/15/2031		172	161
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.882% due 12/15/2030		309	296
Merrill Lynch Alternative Note Asset Trust
0.623% due 02/25/2037		968	883
Merrill Lynch Mortgage Investors Trust
0.703% due 11/25/2035		5	4
0.703% due 08/25/2036		5	5
0.823% due 11/25/2029 (a)		3,417	75
0.833% due 08/25/2035		3,162	3,049
1.113% due 06/25/2028		3	3
1.457% due 10/25/2035		646	614
2.423% due 02/25/2036		1,528	1,506
2.554% due 02/25/2033		39	37
2.821% due 03/25/2036 ^		1,708	1,129
3.353% due 05/25/2033		7	6
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.071% due 08/12/2049		254	262
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046		128	131
2.657% due 05/15/2046		130	135
2.825% due 08/15/2045		138	144
3.912% due 07/15/2046		44	48
Morgan Stanley Capital Trust
5.447% due 02/12/2044		50	51
Morgan Stanley Mortgage Loan Trust
0.713% due 03/25/2036		863	660
2.414% due 06/25/2036		9,583	9,261
2.546% due 06/25/2036		72	70
2.795% due 08/25/2034		532	505
2.836% due 07/25/2035 ^		257	211
2.880% due 07/25/2035		425	384
3.131% due 08/25/2034		56	55
3.218% due 11/25/2037		3,778	2,962
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		739	752
Mortgages PLC
1.051% due 10/31/2038	GBP	1,842	2,243
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		$1,030	1,020
Newgate Funding PLC
0.337% due 12/15/2050	EUR	16,172	16,404
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.873% due 04/25/2047		$9,774	6,236
2.693% due 10/25/2035		1,194	1,115
3.234% due 08/25/2035		921	897

Nomura Resecuritization Trust
2.904% due 12/26/2046		13,223	12,174
Prime Mortgage Trust
0.853% due 02/25/2034		5	5
5.500% due 06/25/2036 ^		314	294
RBSGC Structured Trust
5.500% due 11/25/2035 ^		21,600	19,001
RBSSP Resecuritization Trust
0.686% due 06/27/2036		9,319	5,700
0.686% due 08/27/2037		2,688	2,450
Residential Accredit Loans, Inc. Trust
0.593% due 01/25/2037		2,699	2,192
0.633% due 05/25/2036		3,048	2,323
0.638% due 12/25/2036		195	147
0.703% due 02/25/2036 ^		466	316
0.703% due 08/25/2037		178	139
0.853% due 11/25/2036 ^		646	390
0.853% due 10/25/2045		422	300
1.133% due 12/25/2033		198	180
3.207% due 03/25/2035 ^		1,125	969
3.300% due 02/25/2035 ^		1,731	1,395
3.835% due 12/26/2034 ^		519	422
3.840% due 12/25/2035		6,063	5,069
3.869% due 09/25/2035 ^		970	782
3.982% due 01/25/2036 ^		3,843	3,090
6.000% due 06/25/2036 ^		608	517
6.500% due 09/25/2037 ^		695	599
Residential Asset Securitization Trust
0.803% due 10/25/2018		8	8
0.853% due 01/25/2046 ^		2,500	1,165
0.903% due 02/25/2034		217	196
1.153% due 10/25/2035 ^		5,583	4,229
5.500% due 09/25/2035 ^		163	138
5.500% due 12/25/2035 ^		440	385
5.750% due 02/25/2036 ^		1,552	1,196
6.000% due 07/25/2036		752	645
6.000% due 07/25/2037 ^		1,950	1,349
Residential Funding Mortgage Securities, Inc. Trust
3.420% due 09/25/2036 ^		92	70
3.422% due 02/25/2036 ^		1,085	984
6.000% due 10/25/2036 ^		1,196	1,064
6.500% due 03/25/2032		35	37
RMAC Securities PLC
0.724% due 06/12/2044	GBP	1,091	1,290
Royal Bank of Scotland Capital Funding Trust
6.147% due 02/16/2051		$2,268	2,276
6.297% due 12/16/2049		4,380	4,493
Securitized Asset Sales, Inc.
0.473% due 11/26/2023		40	33
Sequoia Mortgage Trust
1.161% due 11/22/2024		102	101
3.018% due 09/20/2046 ^		175	141
Sovereign Commercial Mortgage Securities Trust
6.089% due 07/22/2030		1,848	1,842
STRIPs Ltd.
5.000% due 03/24/2018		243	34
Structured Adjustable Rate Mortgage Loan Trust
0.673% due 06/25/2037		4,763	4,112
0.773% due 10/25/2035		8,230	6,788
1.810% due 01/25/2035		35	28
2.830% due 02/25/2034		42	42
2.857% due 03/25/2034		30	30
2.859% due 09/25/2036 ^		672	443
2.872% due 10/25/2036 ^		891	657
2.926% due 04/25/2034		97	96
3.040% due 01/25/2035		278	255
3.073% due 04/25/2036 ^		1,012	779
Structured Asset Mortgage Investments Trust
0.573% due 08/25/2036		424	319
0.633% due 07/25/2046		5,167	4,100
0.663% due 05/25/2036		335	260
0.663% due 08/25/2036 ^		2,094	1,574
0.683% due 05/25/2045		96	84
0.698% due 07/19/2035		628	610
0.733% due 02/25/2036 ^		671	549
0.753% due 08/25/2036 ^		877	430
1.028% due 07/19/2034		18	17
1.108% due 09/19/2032		6	5
1.148% due 03/19/2034		6	6
1.765% due 02/25/2036 ^		830	758
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.654% due 10/25/2031		22	22
2.688% due 02/25/2032		5	5
2.694% due 01/25/2032		112	109
2.773% due 03/25/2033		92	91
4.740% due 12/25/2034		9	10
5.616% due 03/25/2034		5,669	5,742

Structured Asset Securities Corp. Trust
0.803% due 02/25/2035	49	46
Thornburg Mortgage Securities Trust
0.583% due 06/25/2037	43,445	41,076
1.703% due 06/25/2037 ^	10,537	9,244
2.291% due 10/25/2043	216	210
TIAA Seasoned Commercial Mortgage Trust
5.538% due 08/15/2039	395	398
UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046	86	91
3.244% due 04/10/2046	40	43
UBS-Citigroup Commercial Mortgage Trust
2.608% due 01/10/2045 (a)	40,037	2,843
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	1,541	1,541
Wachovia Mortgage Loan Trust LLC
2.767% due 10/20/2035	2,863	2,694
2.881% due 03/20/2037 ^	766	736
3.040% due 05/20/2036 ^	1,715	1,514
WaMu Mortgage Pass-Through Certificates Trust
0.723% due 12/25/2045	14	13
0.743% due 07/25/2045	298	281
0.743% due 12/25/2045	999	913
0.763% due 01/25/2045	3,000	2,844
1.167% due 01/25/2047	278	250
1.187% due 06/25/2047 ^	246	83
1.220% due 12/25/2046	562	473
1.417% due 06/25/2046	1,624	1,509
1.437% due 02/25/2046	127	115
1.437% due 08/25/2046	4,058	3,438
1.637% due 11/25/2042	24	22
1.800% due 08/25/2042	248	237
1.837% due 06/25/2042	576	553
1.899% due 10/25/2036 ^	79	67
2.178% due 05/25/2046	207	177
2.178% due 11/25/2046	651	581
2.178% due 12/25/2046	662	604
2.265% due 05/25/2037	133	114
2.365% due 07/25/2037 ^	711	579
2.427% due 03/25/2037 ^	68,967	58,129
2.479% due 12/25/2032	5,337	5,292
2.482% due 03/25/2033	113	113
2.508% due 01/25/2036	2,109	2,083
2.508% due 06/25/2037 ^	3,007	2,653
2.518% due 03/25/2036	1,029	957
2.587% due 09/25/2033	32	31
2.594% due 08/25/2035	1,077	1,058
2.596% due 10/25/2034	462	465
2.769% due 03/25/2034	7	7
2.798% due 03/25/2035	551	538
2.818% due 06/25/2033	208	210
3.717% due 12/25/2036 ^	4,166	3,655
6.002% due 10/25/2036 ^	1,757	1,380
Washington Mutual Mortgage Loan Trust
1.606% due 05/25/2041	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
1.153% due 01/25/2036 ^	6,668	4,758
1.207% due 04/25/2047	7,707	5,455
1.377% due 07/25/2046 ^	126	79
2.525% due 02/25/2033	17	17
2.781% due 06/25/2033	93	92
5.500% due 11/25/2035	267	230
5.750% due 11/25/2035 ^	1,760	1,554
6.000% due 10/25/2035 ^	870	643
Wells Fargo Alternative Loan Trust
0.803% due 06/25/2037 ^	4,071	2,848
Wells Fargo Mortgage-Backed Securities Trust
2.785% due 10/25/2033	542	544
2.787% due 12/25/2033	4	4
2.852% due 04/25/2036	804	777
2.866% due 04/25/2036 ^	1,047	1,023
2.872% due 03/25/2035	384	381
2.900% due 09/25/2034	936	861
3.019% due 04/25/2035	57	57
3.046% due 07/25/2036 ^	3,807	3,675
3.085% due 05/25/2036 ^	697	663
3.194% due 04/25/2036	325	299
5.750% due 03/25/2037 ^	24	24

6.000% due 03/25/2037 ^		2,523	2,482

Total Non-Agency Mortgage-Backed Securities (Cost $745,237)			785,525

ASSET-BACKED SECURITIES 27.1%
ACAS CLO Ltd.
1.988% due 10/25/2025		8,500	8,416
Accredited Mortgage Loan Trust
0.900% due 09/25/2035		1,781	1,761
0.930% due 09/25/2035		600	511
ACE Securities Corp. Home Equity Loan Trust
0.573% due 08/25/2036 ^		3,505	1,173
0.613% due 08/25/2036 ^		1,879	636
0.653% due 12/25/2036		6,406	2,605
1.133% due 09/25/2035		1,427	1,143
1.188% due 08/25/2035		1,177	1,166
1.428% due 11/25/2033		369	347
Aegis Asset-Backed Securities Trust
1.453% due 03/25/2035 ^		675	623
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		4,804	4,996
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.323% due 07/25/2034		642	582
1.578% due 11/25/2034		938	786
5.325% due 11/25/2035		43	43
Amortizing Residential Collateral Trust
1.153% due 10/25/2031		715	651
Argent Securities Trust
0.563% due 09/25/2036		483	182
0.603% due 06/25/2036		4,370	1,539
0.603% due 07/25/2036		2,679	1,087
0.603% due 09/25/2036		1,140	431
0.693% due 07/25/2036		2,468	1,031
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.773% due 01/25/2036		3,174	2,375
1.273% due 02/25/2034		1,518	1,372
Asset-Backed Funding Certificates Trust
0.563% due 01/25/2037		4,672	2,815
0.613% due 01/25/2037		2,245	1,365
1.153% due 06/25/2034		740	694
1.453% due 06/25/2037		74	54
1.503% due 03/25/2034		2,331	1,848
1.578% due 12/25/2032		675	651
Asset-Backed Securities Corp. Home Equity Loan Trust
0.883% due 11/25/2035		1,000	984
0.903% due 11/25/2035		1,200	1,096
1.548% due 02/25/2035		1,398	1,147
Bayview Financial Mortgage Pass-Through Trust
5.638% due 11/28/2036		404	403
Bayview Financial Revolving Asset Trust
1.384% due 02/28/2040		190	145
Bear Stearns Asset-Backed Securities Trust
0.603% due 11/25/2036		6,915	5,866
0.613% due 08/25/2036		9,124	8,128
0.623% due 01/25/2037		2,337	2,091
0.653% due 12/25/2036		3,583	3,408
0.853% due 09/25/2046		1,033	876
0.883% due 11/25/2035 ^		2,316	2,257
0.883% due 12/25/2035		500	462
0.933% due 11/25/2035 ^		1,540	1,255
0.943% due 09/25/2035		2,266	1,952
1.203% due 09/25/2035		1,714	1,682
1.413% due 04/25/2035		3,288	3,083
1.453% due 11/25/2042		8	7
5.500% due 08/25/2036		879	881
5.750% due 11/25/2034 ^		1,623	1,585
6.500% due 10/25/2036 ^		5,485	4,141
Belle Haven ABS CDO Ltd.
0.997% due 11/03/2044		20,605	10,436
1.037% due 11/03/2044		30,892	15,647
Capital Auto Receivables Asset Trust
1.560% due 07/20/2018		109	109
Carrington Mortgage Loan Trust
0.513% due 01/25/2037		651	491
0.603% due 05/25/2036		1,149	1,112
0.613% due 10/25/2036		1,784	1,037
0.693% due 06/25/2036		3,400	2,244
0.913% due 06/25/2035		1,666	1,618
1.353% due 05/25/2034		2,518	2,357
Cavendish Square Funding PLC
0.012% due 02/11/2055	EUR	564	610
Centex Home Equity Loan Trust
0.753% due 06/25/2036		$3,750	3,010
0.913% due 10/25/2035		800	777
Citigroup Mortgage Loan Trust, Inc.
0.593% due 08/25/2036		6,322	5,838

0.613% due 09/25/2036		22,920	16,891
0.613% due 12/25/2036		3,558	2,310
0.693% due 10/25/2036		847	834
Citius Funding Ltd.
0.713% due 05/05/2046 ^		454,851	37,525
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		12,829	14,182
Countrywide Asset-Backed Certificates
0.593% due 08/25/2037		20,552	18,133
0.603% due 07/25/2036		9,934	9,580
0.603% due 12/25/2046		4,856	4,588
0.603% due 06/25/2047 ^		15,357	13,245
0.613% due 01/25/2046		676	617
0.623% due 06/25/2047		1,702	1,587
0.643% due 06/25/2047		12,491	11,328
0.733% due 09/25/2036		4,957	4,498
0.743% due 06/25/2036		4,886	4,586
0.753% due 06/25/2036		4,258	3,857
0.763% due 09/25/2037 ^		1,800	839
0.793% due 12/25/2036 ^		432	212
0.803% due 04/25/2036		1,900	1,783
0.933% due 01/25/2036		5,100	4,731
1.308% due 05/25/2036		5,000	4,417
1.323% due 06/25/2035		4,375	3,985
1.953% due 02/25/2035		4,400	3,950
2.058% due 01/25/2034 ^		1,559	1,471
4.329% due 04/25/2036		1,100	1,108
4.919% due 07/25/2036		677	668
5.000% due 10/25/2046 ^		3,050	2,593
5.329% due 10/25/2032 ^		9,475	7,891
Countrywide Asset-Backed Certificates Trust
0.603% due 10/25/2046 ^		2,180	1,946
0.613% due 03/25/2037		5,134	4,665
0.803% due 04/25/2036		1,005	990
0.913% due 05/25/2036		350	308
0.933% due 05/25/2036		8,500	6,277
1.053% due 07/25/2035		5,147	5,033
1.173% due 07/25/2034		1,764	1,663
5.251% due 12/25/2034		4,131	4,123
Credit Suisse First Boston Mortgage Securities Corp.
1.073% due 01/25/2032		7	6
Credit-Based Asset Servicing and Securitization LLC
0.603% due 11/25/2036		1,428	871
1.196% due 04/25/2036		3,039	2,724
3.933% due 01/25/2037 ^		1,654	807
3.959% due 03/25/2037 ^		12,044	6,507
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		238	261
7.790% due 05/25/2030 ^		617	624
Eaton Vance CDO PLC
0.009% due 03/25/2026	EUR	906	994
Fairbanks Capital Mortgage Loan Trust
1.646% due 05/25/2028		$18	17
Faxtor ABS BV
0.018% due 11/02/2070	EUR	500	554
Fieldstone Mortgage Investment Trust
0.606% due 11/25/2036		$2,188	1,241
First Franklin Mortgage Loan Asset-Backed Certificates
1.278% due 05/25/2034		899	833
First Franklin Mortgage Loan Trust
0.593% due 09/25/2036		2,015	1,893
1.181% due 07/25/2035		300	261
1.278% due 01/25/2035		714	690
1.398% due 03/25/2035		2,900	2,435
1.728% due 07/25/2034		1,313	1,224
Fremont Home Loan Trust
0.583% due 11/25/2036		6,991	3,048
0.603% due 01/25/2037		2,055	1,040
0.693% due 02/25/2037		5,515	2,983
0.703% due 05/25/2036		11,951	6,489
GSAA Home Equity Trust
0.733% due 07/25/2037		31,412	11,238
0.903% due 08/25/2037		1,385	1,279
4.999% due 09/25/2035		229	232
GSAMP Trust
0.503% due 12/25/2046		1,721	958
0.553% due 12/25/2046		6,279	3,525
0.603% due 09/25/2036		1,979	916
0.603% due 12/25/2046		4,040	2,286
0.683% due 12/25/2046		777	445
0.693% due 08/25/2036		1,556	1,176
0.713% due 06/25/2036		7,462	5,492
0.723% due 04/25/2036		3,600	2,156
1.323% due 11/25/2034		2,406	2,212
Home Equity Asset Trust
0.733% due 08/25/2036		5,900	5,101

0.943% due 12/25/2035		200	194
Home Equity Loan Trust
0.793% due 04/25/2037		3,000	1,701
Home Equity Mortgage Trust
5.867% due 07/25/2036 ^		260	113
HSI Asset Securitization Corp. Trust
0.563% due 12/25/2036		5,001	2,029
0.623% due 12/25/2036		1,446	591
0.643% due 01/25/2037		2,500	1,500
0.673% due 12/25/2036		10,704	4,435
Huntington CDO Ltd.
0.903% due 11/05/2040		14,365	13,791
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.613% due 07/25/2037		4,103	2,464
0.653% due 07/25/2037		6,035	3,650
0.693% due 04/25/2037		3,249	2,076
Inwood Park CDO Ltd.
0.859% due 01/20/2021		832	833
IXIS Real Estate Capital Trust
0.683% due 01/25/2037		5,350	2,629
JPMorgan Mortgage Acquisition Trust
0.603% due 07/25/2036		2,332	1,185
0.613% due 07/25/2036 ^		2,096	844
6.130% due 07/25/2036 ^		1,668	919
L2L Education Loan Trust
0.774% due 06/15/2031		7,259	6,575
Lehman XS Trust
0.603% due 04/25/2037 ^		59	45
0.623% due 01/25/2037		2,806	2,480
0.713% due 05/25/2046 ^		44,519	24,649
Long Beach Mortgage Loan Trust
0.753% due 02/25/2036		2,712	1,500
0.793% due 01/25/2046		5,000	4,118
2.253% due 07/25/2032 ^		245	222
Madison Park Funding Ltd.
2.004% due 01/20/2025		30,000	29,922
Malin CLO BV
0.029% due 05/07/2023	EUR	121	133
MASTR Asset-Backed Securities Trust
0.503% due 10/25/2036		$1,191	502
0.503% due 11/25/2036		80	36
0.603% due 08/25/2036		1,311	650
0.693% due 03/25/2036		5,159	3,165
0.693% due 10/25/2036		1,700	1,080
1.196% due 10/25/2035 ^		1,143	858
Merit Securities Corp.
6.690% due 07/28/2033		251	253
Meritage Mortgage Loan Trust
1.203% due 11/25/2035		569	559
Merrill Lynch Mortgage Investors Trust
0.563% due 08/25/2037		3,006	1,827
0.603% due 08/25/2037		18,138	11,103
0.653% due 01/25/2037		598	593
0.903% due 02/25/2047		783	520
0.953% due 06/25/2036		643	617
4.111% due 02/25/2037 ^		1,819	357
Monroe Capital BSL CLO Ltd.
2.234% due 05/22/2027		47,000	46,878
Morgan Stanley ABS Capital, Inc. Trust
0.513% due 12/25/2036		5,240	3,135
0.563% due 03/25/2037		2,078	1,025
0.593% due 11/25/2036		13,661	8,336
0.603% due 09/25/2036		12,775	6,050
0.603% due 10/25/2036		28,679	16,673
0.603% due 11/25/2036		4,595	2,703
0.603% due 12/25/2036		1,159	704
0.613% due 09/25/2036		2,422	1,269
0.633% due 02/25/2037		2,684	1,215
0.653% due 02/25/2037		84	49
0.673% due 11/25/2036		7,386	4,549
0.693% due 06/25/2036		1,698	1,111
0.703% due 08/25/2036		179	104
0.703% due 03/25/2037		22,285	11,275
0.813% due 02/25/2037		4,193	1,946
1.253% due 07/25/2037		91	90
1.368% due 03/25/2035		1,100	969
1.503% due 09/25/2033		1,608	1,535
1.503% due 06/25/2035 ^		4,000	2,583
Morgan Stanley Capital, Inc. Trust
0.743% due 01/25/2036		33,527	30,170
Morgan Stanley Home Equity Loan Trust
0.553% due 12/25/2036		2,138	1,193
Mountain View Funding CLO Ltd.
0.888% due 04/15/2019		535	537
National Collegiate Student Loan Trust
0.713% due 02/26/2029		3,000	2,647

Nelnet Student Loan Trust
0.732% due 05/27/2025	348	331
0.747% due 03/23/2037	341	319
0.748% due 10/25/2033	596	560
0.990% due 03/25/2026	709	681
1.253% due 04/25/2046	81	80
New Century Home Equity Loan Trust
3.453% due 01/25/2033 ^	912	806
Newcastle CDO Ltd.
0.980% due 12/24/2039	135	132
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.783% due 10/25/2036 ^	5,494	1,926
0.853% due 02/25/2037 ^	596	187
North Carolina State Education Assistance Authority
1.253% due 07/25/2039	1,198	1,174
NovaStar Mortgage Funding Trust
0.603% due 09/25/2036	5,254	2,783
0.623% due 11/25/2036	10,777	4,807
0.663% due 01/25/2037	4,018	1,773
0.703% due 10/25/2036	1,786	910
NZCG Funding Ltd.
2.184% due 04/27/2027	40,000	39,857
OCP CLO Ltd.
1.636% due 04/26/2026	10,000	9,801
OFSI Fund Ltd.
1.973% due 10/18/2026	28,988	28,426
OHA Credit Partners Ltd.
1.754% due 04/20/2025	10,305	10,225
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.833% due 12/25/2035	7,504	6,587
5.675% due 12/25/2035	813	822
Option One Mortgage Loan Trust
0.583% due 07/25/2037	1,527	941
0.633% due 04/25/2037	1,477	880
0.643% due 01/25/2036	528	516
0.673% due 01/25/2037	1,287	769
0.693% due 04/25/2037	1,604	960
0.703% due 03/25/2037	817	419
0.703% due 07/25/2037	2,066	1,295
Ownit Mortgage Loan Trust
0.603% due 05/25/2037	3,076	2,136
3.467% due 12/25/2036	991	551
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035	5,078	5,071
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.923% due 09/25/2035	2,400	2,264
1.533% due 03/25/2035	1,000	924
2.253% due 12/25/2034	754	660
People’s Choice Home Loan Securities Trust
1.398% due 05/25/2035 ^	5,300	3,761
People’s Financial Realty Mortgage Securities Trust
0.593% due 09/25/2036	2,992	1,255
RAAC Trust
0.753% due 06/25/2044	898	760
0.793% due 02/25/2036	800	730
0.793% due 08/25/2036	3,510	3,071
Renaissance Home Equity Loan Trust
0.953% due 12/25/2033	23	22
5.612% due 04/25/2037	3,931	1,933
7.357% due 09/25/2037	3,496	2,771
7.750% due 09/25/2037	3,691	2,925
Residential Asset Mortgage Products Trust
0.953% due 09/25/2035	460	429
1.013% due 06/25/2032	6	6
Residential Asset Securities Corp. Trust
0.603% due 07/25/2036	12,275	10,879
0.603% due 08/25/2036	1,271	1,247
0.603% due 09/25/2036	240	238
0.623% due 11/25/2036	1,293	1,138
0.633% due 04/25/2036	1,297	1,231
0.723% due 04/25/2036	683	660
0.723% due 07/25/2036	3,000	1,860
0.823% due 03/25/2036	252	233
1.143% due 08/25/2035	2,000	1,644
1.278% due 07/25/2034	703	630
1.293% due 12/25/2034	1,326	1,275
5.510% due 04/25/2033	3,798	3,987
6.228% due 04/25/2032	130	132
7.279% due 04/25/2032	550	559
SACO, Inc.
0.853% due 04/25/2035	6	5
Saxon Asset Securities Trust
0.623% due 10/25/2046	3,386	2,797
1.248% due 03/25/2035 ^	1,429	1,303
Securitized Asset-Backed Receivables LLC Trust
0.703% due 03/25/2036	3,791	2,224

1.218% due 02/25/2034		2,275	2,120
SG Mortgage Securities Trust
0.603% due 10/25/2036		5,100	3,131
0.663% due 10/25/2036		2,300	1,412
0.723% due 02/25/2036		7,689	3,968
Sierra Madre Funding Ltd.
0.845% due 09/07/2039		63,062	51,206
0.865% due 09/07/2039		147,044	119,400
SLC Student Loan Trust
1.026% due 05/15/2028		66	65
SLM Private Education Loan Trust
1.042% due 08/15/2022		100	100
1.192% due 10/16/2023		100	100
1.542% due 08/15/2023		14	14
1.842% due 08/15/2025		94	94
1.850% due 06/17/2030		653	653
2.192% due 06/15/2045		473	476
3.692% due 05/16/2044		2,089	2,143
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	8,138	8,699
0.738% due 04/25/2025		$47	47
0.808% due 07/25/2025		128	101
1.188% due 10/26/2026		630	625
1.838% due 07/27/2026		84	84
1.953% due 06/25/2043		103	90
1.953% due 09/25/2043		104	94
2.138% due 04/25/2023		10,931	10,934
2.253% due 11/25/2043		141	127
Soundview Home Loan Trust
0.563% due 02/25/2037		5,408	2,130
0.733% due 10/25/2036		6,675	5,462
1.278% due 06/25/2035		91	82
1.403% due 09/25/2037		4,844	3,494
Specialty Underwriting & Residential Finance Trust
0.566% due 03/25/2037		1,681	851
0.603% due 09/25/2037		6,000	2,919
0.746% due 12/25/2036		6,324	5,361
Structured Asset Investment Loan Trust
1.173% due 10/25/2035		1,000	785
1.428% due 01/25/2035		1,713	1,226
1.578% due 01/25/2035		606	145
1.833% due 04/25/2033		56	47
2.028% due 01/25/2035		684	86
2.178% due 01/25/2035 ^		943	32
Structured Asset Securities Corp. Mortgage Loan Trust
0.773% due 05/25/2037		2,583	2,380
Structured Asset Securities Corp. Trust
0.913% due 09/25/2035		11,700	8,712
Talon Funding Ltd.
1.170% due 06/05/2035		2,984	1,612
Terwin Mortgage Trust
1.393% due 12/25/2034		84	83
4.307% due 09/25/2036		240	247
4.849% due 08/25/2036		203	208
Tralee CLO Ltd.
1.984% due 07/20/2026		25,900	25,552
Triaxx Prime CDO Ltd.
0.729% due 10/02/2039		50,602	43,557
Voya CLO Ltd.
0.883% due 12/13/2020		365	366
Washington Mutual Asset-Backed Certificates Trust
0.693% due 05/25/2036		2,775	2,002
Wells Fargo Home Equity Asset-Backed Securities Trust
1.503% due 02/25/2035		3,600	3,295

Total Asset-Backed Securities (Cost $1,087,889)			1,175,609

SOVEREIGN ISSUES 1.5%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	200	224
4.750% due 06/04/2018		600	680
4.950% due 02/11/2020		300	349
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	16,520	12,314
3.000% due 09/20/2030		4,401	3,681
Republic of Greece Government International Bond
3.000% due 02/24/2029	EUR	159	116
3.000% due 02/24/2031		59	42
3.000% due 02/24/2032		559	399
3.000% due 02/24/2033		459	320
3.000% due 02/24/2037		359	243
3.000% due 02/24/2038		359	240
3.000% due 02/24/2039		112	74
3.000% due 02/24/2040		459	307
3.000% due 02/24/2041		459	308
3.000% due 02/24/2042		359	242

3.375% due 07/17/2017 (h)		1,500	1,608
4.500% due 11/08/2016	JPY	3,110,000	29,552
4.750% due 04/17/2019	EUR	8,720	8,777
5.000% due 08/22/2016	JPY	524,200	5,057

Total Sovereign Issues (Cost $59,939)			64,533

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (e)		3,500	4,549

Total Convertible Preferred Securities (Cost $4,179)			4,549

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (g) 0.2%			6,739

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
0.216% due 07/21/2016 (b)(c)(j)(l)		$2,760	2,760

Total Short-Term Instruments (Cost $9,499)			9,499

Total Investments in Securities (Cost $6,155,346)			6,407,180

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		29,389	290

Total Short-Term Instruments (Cost $290)			290

Total Investments in Affiliates (Cost $290)			290

Total Investments 147.5% (Cost $6,155,636)			$6,407,470
Financial Derivative Instruments (i)(k) 6.3% (Cost or Premiums, net $(9,835))			273,094
Other Assets and Liabilities, net (53.8)%			(2,335,154)

Net Assets 100.0%			$4,345,410

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$30,000	$29,588	0.68%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$6,739	U.S. Treasury Notes 0.750% due 12/31/2017	$(6,876)	$6,739	$6,739

Total Repurchase Agreements						$(6,876)	$6,739	$6,739

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOM	0.540%	05/10/2016	07/08/2016			$(52,250)	$(52,291)
	0.570	04/21/2016	07/15/2016			(38,053)	(38,096)
	0.590	04/27/2016	07/27/2016			(13,232)	(13,246)
BOS	0.290	06/30/2016	07/05/2016			(8,810)	(8,810)
BSN	0.580	06/30/2016	07/18/2016			(18,150)	(18,150)
	0.590	04/25/2016	07/25/2016			(23,415)	(23,441)
GRE	0.630	04/21/2016	07/14/2016			(1,341)	(1,342)
	0.640	07/01/2016	07/05/2016			(3,150)	(3,150)
JPS	0.540	04/21/2016	07/21/2016			(114,537)	(114,660)
	0.650	05/05/2016	07/05/2016			(75,522)	(75,600)
MBC	(25.000)	02/10/2016	TBD	(2)	EUR	(1,326)	(1,325)
NXN	0.520	04/28/2016	07/28/2016			$(7,551)	(7,558)
	0.530	04/12/2016	07/12/2016			(43,210)	(43,261)
	0.530	04/14/2016	07/14/2016			(33,360)	(33,398)
	0.530	05/03/2016	08/03/2016			(125,066)	(125,174)
	0.530	05/04/2016	08/04/2016			(234,720)	(234,920)
	0.530	05/05/2016	07/15/2016			(52,812)	(52,857)
	0.540	05/09/2016	08/09/2016			(76,875)	(76,936)
	0.550	05/23/2016	07/25/2016			(63,150)	(63,188)
	0.560	06/03/2016	08/02/2016			(5,169)	(5,171)
RDR	0.600	04/08/2016	07/08/2016			(26,702)	(26,739)

Total Reverse Repurchase Agreements							$(1,019,313)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions
GSC	0.900%	06/30/2016	07/01/2016	$(15,382)	$(15,383)

Total Sale-Buyback Transactions					$(15,383)

(2)	Open maturity reverse repurchase agreement

(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(1,163,146) at a weighted average interest rate of 0.510%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.500%	07/01/2046	$6,700	$(7,061)	$(7,061)
Fannie Mae, TBA	4.000	07/01/2046	23,500	(25,105)	(25,194)
Fannie Mae, TBA	4.500	07/01/2046	3,700	(4,033)	(4,039)

Total Short Sales				$(36,199)	$(36,294)

(h)	Securities with an aggregate market value of $1,047,197 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$114.000	08/26/2016	6,222	$53	$6

Total Purchased Options				$53	$6

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	9,091	$(16,530)	$0	$(341)
90-Day Eurodollar March Futures	Short	03/2017	1,571	(1,198)	0	(79)
90-Day Eurodollar September Futures	Short	09/2016	1,847	(2,990)	0	(23)
Australia Government 10-Year Bond September Futures	Long	09/2016	86	103	14	(14)
Call Options Strike @ EUR 168.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2016	296	20	23	(3)
Canada Government 10-Year Bond September Futures	Long	09/2016	22	60	8	(5)
Euro-BTP Italy Government Bond September Futures	Long	09/2016	414	919	669	0
Euro-Bund 10-Year Bond September Futures	Long	09/2016	824	3,346	243	0
U.S. Treasury 5-Year Note September Futures	Long	09/2016	5,174	11,635	404	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	5,616	17,416	0	(423)
U.S. Treasury 30-Year Bond September Futures	Long	09/2016	34	322	0	(22)

Total Futures Contracts				$13,103	$1,361	$(910)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-26 5-Year Index	(5.000)%	06/20/2021	$270,500	$(9,100)	$(388)	$0	$(1,243)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	14.460%	01/02/2019	BRL	26,000	$314	$31	$2	$0
Pay	1-Year BRL-CDI	11.160	01/04/2021		389,300	(5,365)	1,068	193	0
Receive	3-Month USD-LIBOR *	1.750	12/14/2017		$84,900	(869)	(254)	0	(16)
Receive	3-Month USD-LIBOR	1.500	12/16/2017		941,500	(11,266)	1,213	0	(191)
Receive	3-Month USD-LIBOR *	1.250	06/15/2018		1,678,000	(17,146)	(20,300)	0	(480)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,267,300	(30,730)	(12,928)	0	(433)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		1,814,300	(85,760)	(90,781)	0	(195)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		1,249,700	58,290	24,413	64	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		207,700	(6,873)	(2,297)	227	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		103,800	(8,877)	(7,410)	202	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		127,100	(10,492)	(8,029)	262	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		1,107,520	(30,359)	(9,157)	2,514	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		203,570	(30,886)	(16,545)	2,233	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		46,350	(3,825)	595	502	0
Receive	6-Month GBP-LIBOR	2.050	09/23/2019	GBP	80,000	(5,582)	(1,910)	0	(125)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020		9,100	(526)	(357)	0	(15)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		82,000	(8,577)	(5,344)	0	(113)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		17,800	(3,251)	(2,950)	0	(125)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	13,580,000	(4,726)	(3,098)	62	0
Pay	28-Day MXN-TIIE *	7.650	05/30/2024	MXN	103,200	286	184	40	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		21,600	(9)	(9)	9	0
Pay	28-Day MXN-TIIE *	7.635	06/09/2025		96,700	210	151	39	0

						$(206,019)	$(153,714)	$6,349	$(1,693)

Total Swap Agreements						$(215,119)	$(154,102)	$6,349	$(2,936)

*	This security has a forward starting effective date.

(4)	Unsettled variation margin asset of $3 for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $165,833 and cash of $13,486 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	08/2016	EUR	32,479		$36,686	$593	$0
	08/2016	MXN	477,808		25,569	0	(437)
	08/2016		$27,356	CNH	183,075	148	(80)
	08/2016		5,399	EUR	4,782	5	(91)
	10/2016	CNH	917,527		$140,456	3,412	0
BPS	07/2016	BRL	1,662,308		489,725	0	(27,757)
	07/2016		$511,182	BRL	1,662,308	6,654	(354)
	08/2016	CNH	218,361		$33,000	291	0
	08/2016	MXN	20,972		1,120	0	(21)
	08/2016		$423,443	BRL	1,435,978	19,706	0
	08/2016		16,568	CNH	108,686	0	(288)
	08/2016		1,066	EUR	966	7	0
	01/2017	BRL	252,000		$91,586	17,260	0
	07/2017		418,000		143,495	25,717	0
BRC	08/2016	RUB	5,126		75	0	(4)
	08/2016		$2,628	INR	177,549	0	(18)
	10/2016		31,595	CNH	213,608	310	0
CBK	07/2016	RUB	89,876		$1,340	0	(62)
	07/2016		$1,135	GBP	769	0	(112)
	08/2016	JPY	225,202		$2,064	0	(119)
	08/2016	SGD	10		7	0	0
	08/2016		$994	AUD	1,359	18	0
	08/2016		40,692	EUR	36,204	0	(459)
DUB	07/2016	RUB	1,986,613		$30,387	0	(594)
	10/2016	JPY	14,171,622		200,296	62,578	0
	10/2016		$15,242	CNH	102,922	131	0
FBF	07/2016	RUB	1,683,655		$25,573	0	(684)
GLM	07/2016	NZD	22,334		14,968	0	(979)
	08/2016	NOK	2,440		301	9	0
	08/2016		$1,079	AUD	1,454	4	0
	08/2016		72,181	EUR	63,181	0	(1,969)
	02/2017	CNH	933,272		$134,110	0	(4,461)
HUS	07/2016	BRL	1,460,531		455,022	354	0
	07/2016		$402,040	BRL	1,460,531	52,628	0
	08/2016	CNH	331,413		$50,100	456	0
	08/2016	HKD	12,085		1,558	0	0
	08/2016	JPY	6,894,369		63,858	0	(2,983)
	08/2016		$46,373	CNH	304,991	0	(687)
	10/2016	CNH	4,917		$752	18	0
	10/2016		$23,232	CNH	153,817	92	(350)
	01/2021	BRL	10,311		$1,590	0	(745)
JPM	07/2016	CAD	6,983		5,326	0	(79)
	07/2016	GBP	4,407		5,852	5	(20)
	07/2016	ILS	1,106		292	6	0
	07/2016		$2,399	GBP	1,692	0	(147)
	07/2016		15,233	RUB	981,459	73	0
	08/2016	MXN	212,978		$11,760	168	0
	08/2016	SEK	12,260		1,509	58	0
	08/2016		$10,153	CNH	66,362	0	(213)
	08/2016		4,337	EUR	3,846	0	(63)
	09/2016	RUB	981,459		$14,996	0	(66)
	10/2016		$11,585	CNH	78,315	112	0
MSB	07/2016	GBP	85,898		$126,226	11,875	0
	08/2016	RUB	1,345,394		19,961	0	(828)
	01/2017	BRL	195,000		70,793	13,279	0
NAB	07/2016	EUR	169,278		229,642	41,622	0
	07/2016		$186,082	EUR	169,278	1,938	0
	07/2016		15,822	NZD	22,334	124	0
	08/2016	NZD	22,334		$15,800	0	(124)
SCX	08/2016	CNH	160,817		24,300	210	0
	08/2016	KRW	168,951		145	0	(2)
	10/2016		$157,623	CNH	1,041,899	73	(2,076)
SOG	07/2016		5,347	CAD	6,983	58	0
	07/2016		287	ILS	1,106	0	(1)
	08/2016	CAD	6,983		$5,347	0	(58)
	08/2016	CNH	56,202		8,500	81	0
	08/2016	ILS	1,106		287	1	0
	08/2016		$4,408	CNH	28,890	0	(81)
	08/2016	ZAR	27,846		$1,808	0	(69)
	10/2016		$17,403	CNH	117,505	148	0
TOR	07/2016		116,372	GBP	86,586	0	(1,104)
	08/2016	GBP	86,586		$116,401	1,106	0
UAG	07/2016		$1,747	GBP	1,258	0	(72)
	07/2016		41,164	RUB	2,778,685	2,169	0
	08/2016	CNH	46,270		$7,000	69	0
	08/2016	DKK	5,035		773	20	0
	08/2016	EUR	275,932		308,715	2,503	(423)
	08/2016	JPY	171,400		1,671	10	0
	08/2016		$251,505	CNH	1,645,998	0	(4,947)
	08/2016		4,694	EUR	4,135	0	(99)
	10/2016	CNH	1,389,439		$212,566	5,037	0
	01/2017	BRL	170,000		61,195	11,054	0
	07/2017		551,000		192,800	37,547	0

Total Forward Foreign Currency Contracts						$319,737	$(53,726)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$700	$28	$66
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/09/2017	EUR	13,600	234	128
	Put - OTC EUR versus MXN		19.000	02/15/2017		45,200	1,768	436
SOG	Put - OTC USD versus RUB	RUB	74.000	01/27/2017		$24,900	984	3,170
	Put - OTC USD versus RUB		73.000	02/24/2017		26,000	1,092	2,970

							$4,106	$6,770

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200%	07/18/2016	$369,900	$130	$0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	307,300	588	448
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	58,300	2,966	1,706
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	275,300	937	1,573
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	109,500	5,656	3,205
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	342,300	1,229	1,956
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	57,000	1,562	0
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	51,750	2,488	1,525

							$15,556	$10,413

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae 3.000% due 09/01/2046	$88.000	09/07/2016	$260,000	$10	$0
	Put - OTC Fannie Mae 3.500% due 09/01/2046	91.000	09/07/2016	300,000	12	12

					$22	$12

Total Purchased Options					$19,684	$17,195

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000%	07/20/2016	EUR 88,700	$(215)	$(64)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016	81,900	(250)	(125)

						$(465)	$(189)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD		$1.378	09/26/2016	GBP	9,300	$(401)	$(148)
	Put - OTC GBP versus USD		1.378	09/26/2016		9,300	(456)	(571)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		$700	(28)	(3)
BPS	Call - OTC GBP versus USD		$1.370	09/26/2016	GBP	11,550	(525)	(211)
	Put - OTC GBP versus USD		1.370	09/26/2016		11,550	(525)	(650)
CBK	Call - OTC EUR versus JPY	JPY	113.150	09/26/2016	EUR	16,500	(611)	(615)
	Put - OTC EUR versus JPY		113.150	09/26/2016		16,500	(556)	(378)
GLM	Call - OTC AUD versus JPY		75.600	09/26/2016	AUD	17,260	(436)	(498)
	Put - OTC AUD versus JPY		75.600	09/26/2016		17,260	(447)	(334)
	Put - OTC EUR versus MXN	MXN	16.000	02/09/2017	EUR	13,600	(21)	(6)
	Call - OTC EUR versus MXN		26.750	02/15/2017		45,200	(1,444)	(201)
SOG	Call - OTC USD versus RUB	RUB	110.000	01/27/2017		24,900	(984)	(70)
	Call - OTC USD versus RUB		110.000	02/24/2017		26,000	(1,123)	(95)
UAG	Put - OTC EUR versus USD		$1.080	09/28/2016	EUR	114,000	(1,484)	(1,104)

							$(9,041)	$(4,884)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		$323,300	$(3,960)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		294,100	(3,059)	(1,571)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016		65,500	(589)	(1,177)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		549,800	(5,842)	(2,937)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		14,300	(238)	(398)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		43,600	(698)	(1,236)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		23,400	(401)	(651)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		48,800	(830)	(1,383)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.680	07/05/2016	GBP	19,000	(132)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016		$57,000	(1,573)	(5,437)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		258,600	(2,737)	(1,467)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.680	07/05/2016	GBP	30,200	(214)	0

								$(20,273)	$(16,257)

Total Written Options								$(29,779)	$(21,330)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Kraft Heinz Foods Co.	(1.000)%	09/20/2018	0.163%	$2,600	$(51)	$2	$0	$(49)
JPM	CenturyLink, Inc.	(1.000)	09/20/2019	2.175	5,000	198	(17)	181	0

						$147	$(15)	$181	$(49)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.607%		$16,600	$306	$(125)	$181	$0
	Berkshire Hathaway, Inc.	1.000	09/20/2019	0.691		16,700	488	(319)	169	0
	Berkshire Hathaway, Inc.	1.000	03/20/2023	1.272		3,000	(115)	65	0	(50)
	Italy Government International Bond	1.000	06/20/2019	1.062		46,000	(89)	19	0	(70)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	2,500	(21)	31	10	0
BPS	Volkswagen International Finance NV	1.000	12/20/2016	0.339		3,200	(42)	54	12	0
BRC	Argentine Republic Government International Bond	5.000	06/20/2017	1.583		$2,800	91	6	97	0
	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.607		46,000	838	(337)	501	0
	Berkshire Hathaway, Inc.	1.000	09/20/2019	0.691		13,700	401	(262)	139	0
	Italy Government International Bond	1.000	12/20/2019	1.166		22,700	(11)	(109)	0	(120)
CBK	Brazil Government International Bond	1.000	12/20/2016	0.666		8,700	(124)	141	17	0
	Brazil Government International Bond	1.000	03/20/2017	0.756		16,100	(181)	214	33	0
	DISH DBS Corp.	5.000	09/20/2021	3.691		7,500	647	(182)	465	0
	Mexico Government International Bond	1.000	12/20/2018	0.889		300	0	1	1	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	900	(8)	11	3	0
DUB	Argentine Republic Government International Bond	5.000	06/20/2017	1.583		$3,200	109	2	111	0
	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.607		24,200	446	(182)	264	0
	Berkshire Hathaway, Inc.	1.000	09/20/2020	0.867		36,400	(465)	675	210	0
	Brazil Government International Bond	1.000	12/20/2016	0.666		1,200	(18)	20	2	0
	Community Health Systems, Inc.	5.000	06/20/2021	8.257		10,000	803	(2,064)	0	(1,261)
	Italy Government International Bond	1.000	03/20/2019	1.022		10,000	(197)	194	0	(3)
	Italy Government International Bond	1.000	06/20/2019	1.062		196,900	502	(800)	0	(298)
	Italy Government International Bond	1.000	09/20/2019	1.119		42,800	232	(379)	0	(147)
FBF	Berkshire Hathaway, Inc.	1.000	09/20/2019	0.691		15,000	439	(287)	152	0
	Caterpillar Financial Services Corp.	1.000	06/20/2019	0.496		2,500	64	(26)	38	0
GST	Argentine Republic Government International Bond	5.000	06/20/2017	1.583		1,500	52	0	52	0
	Brazil Government International Bond	1.000	12/20/2016	0.666		25,800	(383)	432	49	0
	California State General Obligation Bonds, Series 2003	1.000	09/20/2019	0.663		11,800	320	(191)	129	0
	Citigroup, Inc.	1.000	03/20/2019	0.621		1,000	10	0	10	0
	MetLife, Inc.	1.000	12/20/2020	1.173		50,200	187	(547)	0	(360)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	2,550	(34)	44	10	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		100	(2)	3	1	0
HUS	Italy Government International Bond	1.000	03/20/2019	1.022		$20,700	(438)	432	0	(6)
JPM	MetLife, Inc.	1.000	12/20/2020	1.173		25,500	60	(243)	0	(183)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	1,100	(10)	14	4	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561		1,000	(23)	31	8	0
MYC	Berkshire Hathaway, Inc.	1.000	09/20/2019	0.691		$16,700	497	(328)	169	0
	Brazil Government International Bond	1.000	03/20/2019	1.824		11,800	(417)	162	0	(255)
	Brazil Government International Bond	1.000	09/20/2019	2.139		11,800	(237)	(179)	0	(416)
	California State General Obligation Bonds, Series 2003	1.000	09/20/2024	1.312		11,400	81	(333)	0	(252)
	Italy Government International Bond	1.000	03/20/2019	1.022		9,900	(190)	187	0	(3)
	Italy Government International Bond	1.000	12/20/2019	1.166		17,000	(8)	(82)	0	(90)
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2019	0.433		3,400	99	(37)	62	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	1,600	(16)	22	6	0

							$3,643	$(4,252)	$2,905	$(3,514)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.338%	11/15/2030	GBP	790	$9	$55	$64	$0
	Receive	1-Year BRL-CDI	15.500	01/02/2018	BRL	93,600	73	(1,167)	0	(1,094)
	Pay	1-Year BRL-CDI	14.460	01/02/2019		510,000	864	5,221	6,085	0
	Pay	1-Year BRL-CDI	11.160	01/04/2021		208,600	(338)	(2,548)	0	(2,886)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	63,200	(102)	(870)	0	(972)
BPS	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	44,600	(97)	(520)	0	(617)
	Pay	1-Year BRL-CDI	15.900	01/04/2021		13,500	(29)	493	464	0
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	56,800	(8)	(833)	0	(841)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	1,870	(2)	213	211	0
	Pay	1-Year BRL-CDI	14.460	01/02/2019	BRL	62,000	0	740	740	0
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	5,100	(3)	(135)	0	(138)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	12,570	(5)	902	897	0
	Pay	1-Year BRL-CDI	14.460	01/02/2019	BRL	930,000	502	10,593	11,095	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021		50	0	0	0	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	1,200	7	128	135	0
	Pay	1-Year BRL-CDI	12.560	01/04/2021	BRL	3,800	0	22	22	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	40	0	3	3	0
	Pay	1-Year BRL-CDI	13.450	01/04/2021	BRL	114,500	(128)	1,526	1,398	0
	Pay	1-Year BRL-CDI	15.900	01/04/2021		147,000	(335)	5,390	5,055	0
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	132,000	(455)	(1,809)	0	(2,264)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		198,300	(14)	(2,462)	0	(2,476)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		121,600	(21)	(3,270)	0	(3,291)
HUS	Receive	1-Year BRL-CDI	16.100	01/02/2018	BRL	856,300	(50)	(11,368)	0	(11,418)
	Pay	1-Year BRL-CDI	14.460	01/02/2019		897,500	1,493	9,215	10,708	0
	Receive	1-Year BRL-CDI	14.820	01/04/2021		194,600	(4,923)	(1)	0	(4,924)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	2,690	4	188	192	0
	Receive	1-Year BRL-CDI	16.305	01/02/2018	BRL	161,000	0	(2,283)	0	(2,283)
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	15,640	(25)	1,141	1,116	0
	Pay	1-Year BRL-CDI	16.365	01/04/2021	BRL	76,000	0	2,841	2,841	0

							$(3,583)	$11,405	$41,026	$(33,204)

Total Swap Agreements							$207	$7,138	$44,112	$(36,767)

(l)	Securities with an aggregate market value of $20,887 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Bank Loan Obligations	$0	$27,553	$0	$27,553
Corporate Bonds & Notes
Banking & Finance	0	997,048	31,525	1,028,573
Industrials	0	199,164	4,973	204,137
Utilities	0	111,601	0	111,601
Municipal Bonds & Notes
California	0	17,049	0	17,049
Illinois	0	6,291	0	6,291
New York	0	10,829	0	10,829
Ohio	0	981	0	981
Washington	0	29,766	0	29,766
West Virginia	0	5,182	0	5,182
U.S. Government Agencies	0	994,038	314	994,352
U.S. Treasury Obligations	0	1,931,151	0	1,931,151
Non-Agency Mortgage-Backed Securities	0	784,291	1,234	785,525
Asset-Backed Securities	0	1,170,613	4,996	1,175,609
Sovereign Issues	0	64,533	0	64,533
Convertible Preferred Securities
Banking & Finance	0	4,549	0	4,549
Short-Term Instruments
Repurchase Agreements	0	6,739	0	6,739
U.S. Treasury Bills	0	2,760	0	2,760
	$0	$6,364,138	$43,042	$6,407,180

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$290	$0	$0	$290

Total Investments	$290	$6,364,138	$43,042	$6,407,470

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(36,294)	$0	$(36,294)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,361	6,355	0	7,716
Over the counter	0	381,044	0	381,044
	$1,361	$387,399	$0	$388,760

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(910)	(2,936)	0	(3,846)
Over the counter	0	(111,823)	0	(111,823)

	$(910)	$(114,759)	$0	$(115,669)

Totals	$741	$6,600,484	$43,042	$6,644,267

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Tax Managed Bond Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.3%
BANK LOAN OBLIGATIONS 0.1%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$200	$200

Total Bank Loan Obligations (Cost $198)			200

CORPORATE BONDS & NOTES 1.7%
BANKING & FINANCE 0.4%
ABN AMRO Bank NV
4.750% due 07/28/2025		100	104
AGFC Capital Trust
6.000% due 01/15/2067		100	47
Barclays PLC
5.250% due 08/17/2045		200	210
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (e)	CAD	100	81
Volkswagen Bank GmbH
0.152% due 11/27/2017	EUR	100	110

			552

INDUSTRIALS 0.3%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017		500	525

UTILITIES 1.0%
AT&T, Inc.
1.561% due 06/30/2020		$300	299
Petrobras Global Finance BV
4.375% due 05/20/2023		100	82
5.375% due 01/27/2021		800	740
7.875% due 03/15/2019		400	414

			1,535

Total Corporate Bonds & Notes (Cost $2,517)			2,612

MUNICIPAL BONDS & NOTES 79.0%
ARIZONA 2.0%
Mesa, Arizona General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 07/01/2018		500	543
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025		2,095	2,457

			3,000

CALIFORNIA 7.5%
California Health Facilities Financing Authority Revenue Bonds, Series 2014
5.000% due 10/01/2027		3,000	3,755
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018		2,500	2,690
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018		500	542
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (c)		1,000	1,045
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2019		125	141
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021		1,500	1,672
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021		1,000	1,135
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022		450	488

			11,468

COLORADO 6.4%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036		3,500	3,977
Denver, Colorado Airport System City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022		2,250	2,698

Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2027	2,520	3,086

		9,761

FLORIDA 5.2%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,881
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	4,000	4,734
Miami-Dade County, Florida Transit System Sales Surtax Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	433

		8,048

GEORGIA 1.2%
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
5.000% due 11/01/2019	1,580	1,794

ILLINOIS 2.0%
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	3,042
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	110

		3,152

INDIANA 4.1%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	546
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	5,808

		6,354

IOWA 1.2%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,779

KANSAS 0.2%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	383

MASSACHUSETTS 3.0%
Commonwealth of Massachusetts General Obligation Bonds, (IBC/NPFGC Insured), Series 2002
5.500% due 08/01/2019	150	172
Commonwealth of Massachusetts General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,040
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,350
Massachusetts Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,043

		4,605

MICHIGAN 3.8%
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	2,000	2,242
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,522

		5,764

MINNESOTA 0.9%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,370

NEBRASKA 0.3%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	460

NEW JERSEY 5.4%
New Jersey Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,548
New Jersey State Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2025	4,775	5,814

		8,362

NEW YORK 9.5%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	518

New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	563
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.375% due 06/15/2043	3,000	3,542
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2021	1,000	1,125
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,117
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2021	2,700	2,932
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,651
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2023	2,590	3,137

		14,585

NORTH CAROLINA 0.8%
North Carolina Infrastructure Finance Corp. Certificates of Participation Bonds, (AGM Insured), Series 2006
5.000% due 02/01/2021	500	513
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	785

		1,298

OHIO 8.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,600	2,580
6.500% due 06/01/2047	7,350	7,543
Lancaster Port Authority, Ohio Revenue Notes, Series 2014
0.906% due 02/01/2019	500	497
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	2,715	2,735
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	111

		13,466

OKLAHOMA 1.1%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,732

OREGON 0.4%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 06/15/2018	500	544

PENNSYLVANIA 0.8%
Commonwealth of Pennsylvania General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	540
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	657

		1,197

SOUTH CAROLINA 0.1%
South Carolina Educational Facilities Authority Revenue Bonds, Series 2006
0.410% due 10/01/2039	100	100

TENNESSEE 0.8%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,100	1,245

TEXAS 7.4%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	158
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2011
5.000% due 11/01/2019	1,000	1,134
5.000% due 11/01/2020	1,000	1,168
Fort Worth, Texas Water & Sewer System Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,118
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.380% due 12/01/2024	3,000	3,000
Houston, Texas Combined Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	282
Lone Star College System, Texas General Obligation Notes, Series 2010
5.000% due 08/15/2018	1,500	1,631
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	554
San Antonio, Texas City Public Service Board Revenue Notes, Series 2009
5.000% due 02/01/2019	500	554
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	136

Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017		1,500	1,582
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018		100	103

			11,420

VIRGINIA 0.3%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017		410	432

WASHINGTON 4.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034		1,000	1,051
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036		250	277
5.250% due 01/01/2039		500	557
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2019		2,500	2,773
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020		1,000	1,140
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020		500	570

			6,368

WISCONSIN 1.7%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033		2,200	2,497
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019		125	135

			2,632

Total Municipal Bonds & Notes (Cost $109,228)			121,319

U.S. GOVERNMENT AGENCIES 15.0%
Fannie Mae
0.573% due 03/25/2034		37	37
1.353% due 04/25/2032		33	33
Fannie Mae, TBA
3.000% due 08/01/2046		7,600	7,873
3.500% due 08/01/2046		14,300	15,069

Total U.S. Government Agencies (Cost $22,970)			23,012

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Bonds
2.500% due 02/15/2046 (i)		1,900	1,980
U.S. Treasury Inflation Protected Securities (d)
1.375% due 02/15/2044 (i)		3,798	4,402
U.S. Treasury Notes
1.250% due 06/30/2023		250	252

Total U.S. Treasury Obligations (Cost $6,643)			6,634

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
Banc of America Funding Trust
3.020% due 06/20/2032		48	49
Bear Stearns Adjustable Rate Mortgage Trust
2.913% due 03/25/2035		157	148
3.040% due 02/25/2034		114	112
Bear Stearns ALT-A Trust
2.826% due 11/25/2036 ^		335	231
3.037% due 05/25/2036 ^		2,501	1,735
Countrywide Home Loan Mortgage Pass-Through Trust
3.002% due 08/25/2034 ^		30	25
Credit Suisse First Boston Mortgage Securities Corp.
2.677% due 07/25/2033		27	27
EMF-NL Prime BV
0.549% due 04/17/2041	EUR	79	78
GSR Mortgage Loan Trust
2.678% due 06/25/2034		$42	40
5.750% due 01/25/2037		41	39
HarborView Mortgage Loan Trust
3.364% due 06/19/2036 ^		291	182
IndyMac Mortgage Loan Trust
0.753% due 07/25/2035		2,667	2,290
MASTR Adjustable Rate Mortgages Trust
2.657% due 05/25/2034		146	144
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.302% due 08/15/2032		250	238
Residential Asset Securitization Trust
6.000% due 07/25/2037 ^		279	193

Structured Asset Mortgage Investments Trust
0.698% due 07/19/2035		80	72
Thornburg Mortgage Securities Trust
0.583% due 06/25/2037		678	641
1.703% due 06/25/2037 ^		176	155
WaMu Mortgage Pass-Through Certificates Trust
1.197% due 04/25/2047		1,133	1,014
1.800% due 08/25/2042		38	36
2.427% due 03/25/2037 ^		1,331	1,122
Wells Fargo Mortgage-Backed Securities Trust
2.841% due 01/25/2035		149	150

Total Non-Agency Mortgage-Backed Securities (Cost $8,475)			8,721

ASSET-BACKED SECURITIES 4.5%
Citigroup Mortgage Loan Trust, Inc.
0.593% due 08/25/2036		117	108
Countrywide Asset-Backed Certificates
0.593% due 08/25/2037		657	579
Credit-Based Asset Servicing and Securitization LLC
4.070% due 12/25/2035		427	424
IXIS Real Estate Capital Trust
0.683% due 01/25/2037		153	75
Residential Asset Securities Corp. Trust
0.633% due 04/25/2036		144	137
0.713% due 07/25/2036		3,700	2,105
0.853% due 02/25/2036		1,570	1,260
6.228% due 04/25/2032		4	4
Sierra Madre Funding Ltd.
0.865% due 09/07/2039		2,779	2,257

Total Asset-Backed Securities (Cost $5,076)			6,949

SOVEREIGN ISSUES 0.5%
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	700	705

Total Sovereign Issues (Cost $624)			705

SHORT-TERM INSTRUMENTS 4.5%
REPURCHASE AGREEMENTS (f) 1.2%			1,864

U.S. TREASURY BILLS 3.3%
0.160% due 07/21/2016 (a)(b)(i)		$4,999	4,998

Total Short-Term Instruments (Cost $6,863)			6,862

Total Investments in Securities (Cost $162,594)			177,014

Total Investments 115.3% (Cost $162,594)			$177,014
Financial Derivative Instruments (g)(h) (5.0)% (Cost or Premiums, net $(9,570))			(7,707)
Other Assets and Liabilities, net (10.3)%			(15,756)

Net Assets 100.0%			$153,551

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$1,864	U.S. Treasury Notes 0.750% due 12/31/2017	$(1,905)	$1,864	$1,864

Total Repurchase Agreements						$(1,905)	$1,864	$1,864

(1)	Includes accrued interest.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.500%	07/01/2046	$500	$(527)	$(527)

Total Short Sales				$(527)	$(527)

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$114.000	08/26/2016	249	$2	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	120.000	08/26/2016	30	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September Futures	255.000	08/26/2016	81	1	0

				$3	$1

Total Purchased Options				$3	$1

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	314	$(157)	$0	$(12)
90-Day Eurodollar March Futures	Short	03/2017	48	(45)	0	(2)
90-Day Eurodollar September Futures	Short	09/2016	53	(17)	0	(1)
Australia Government 10-Year Bond September Futures	Long	09/2016	3	3	1	0
Call Options Strike @ EUR 168.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2016	10	1	1	0
Euro currency September Futures	Long	09/2016	120	(498)	0	(46)
Euro-BTP Italy Government Bond September Futures	Long	09/2016	18	32	24	0
Euro-Bund 10-Year Bond September Futures	Long	09/2016	29	135	8	0
U.S. Treasury 5-Year Note September Futures	Short	09/2016	111	(232)	0	(9)
U.S. Treasury 10-Year Note September Futures	Long	09/2016	252	734	0	(20)
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2016	81	(960)	73	0

Total Futures Contracts				$(1,004)	$107	$(90)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month SEK-STIBOR	2.500%	09/15/2016	SEK	15,100	$52	$7	$0	$0
Receive	3-Month USD-LIBOR *	1.750	12/14/2017		$15,300	(157)	(45)	0	(3)
Receive	3-Month USD-LIBOR	1.500	12/17/2017		93,400	(1,115)	(84)	0	(19)
Receive	3-Month USD-LIBOR	1.750	06/17/2018		42,000	(847)	(64)	0	(12)
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		7,400	(245)	(82)	8	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		800	(68)	(57)	2	0
Receive	3-Month USD-LIBOR	2.150	12/03/2025		2,500	(179)	(152)	5	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		4,900	(399)	(416)	11	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		22,350	(586)	(36)	54	0
Receive	3-Month USD-LIBOR	2.500	06/19/2028		600	(67)	(52)	2	0
Receive	3-Month USD-LIBOR	2.750	06/19/2033		6,900	(1,114)	(847)	39	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		1,250	(190)	(179)	14	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	200	(12)	(8)	0	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		1,500	(157)	(100)	0	(2)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		700	(128)	(116)	0	(5)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	480,000	(167)	(110)	2	0
Pay	28-Day MXN-TIIE	5.780	09/29/2022	MXN	10,300	3	3	2	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		2,800	(1)	2	1	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		16,500	26	9	7	0
Pay	28-Day MXN-TIIE *	7.635	06/09/2025		5,200	11	8	2	0

						$(5,340)	$(2,319)	$149	$(41)

Total Swap Agreements						$(5,340)	$(2,319)	$149	$(41)

*	This security has a forward starting effective date.

Cash of $3,384 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016		$18,569	EUR	16,850	$131	$0
	07/2016		160	GBP	120	0	0
	08/2016	EUR	16,850		$18,588	0	(130)
	08/2016	GBP	120		160	0	0
	08/2016	MXN	16,930		906	0	(15)
	08/2016		$477	CNH	3,169	0	(2)
	10/2016		2,340		15,961	44	0
BPS	07/2016	BRL	964		$283	0	(17)
	07/2016		$300	BRL	964	0	0
	08/2016	CNH	7,279		$1,100	10	0
	08/2016		$281	BRL	964	17	0
	08/2016		552	CNH	3,621	0	(10)
BRC	08/2016	RUB	44,090		$647	0	(35)
	08/2016		$91	INR	6,118	0	(1)
	10/2016		904	CNH	6,112	9	0
CBK	07/2016	BRL	566		$176	0	0
	07/2016	GBP	120		173	13	0
	07/2016	RUB	2,683		40	0	(2)
	07/2016		$166	BRL	566	10	0
	07/2016		92	EUR	81	0	(2)
	08/2016	EUR	2,851		$3,165	0	(2)
	08/2016		$216	AUD	296	4	0
	10/2016		2,351	CNH	15,348	0	(58)
DUB	10/2016	JPY	253,014		$3,576	1,117	0
	10/2016		$501	CNH	3,383	4	0
FBF	07/2016	RUB	56,883		$864	0	(23)
GLM	07/2016	EUR	16,931		18,888	99	0
HUS	08/2016	CNH	11,014		1,665	15	0
	08/2016	JPY	352,586		3,266	0	(152)
	08/2016		$1,511	CNH	9,936	0	(22)
	10/2016		317		2,143	3	0
	01/2021	BRL	300		$46	0	(22)
JPM	07/2016		398		124	0	0
	07/2016	GBP	56		75	0	0
	07/2016		$109	BRL	398	15	0
	07/2016		696	RUB	44,816	3	0
	08/2016	CAD	491		$382	2	0
	08/2016		$299	CAD	388	2	0
	08/2016		287	CNH	1,879	0	(6)
	08/2016		353	MXN	6,387	0	(5)
	09/2016	RUB	44,816		$685	0	(3)
	10/2016		$499	CNH	3,373	5	0
MSB	07/2016		218	RUB	14,750	12	0
SCX	08/2016	CNH	5,294		$800	7	0
	08/2016	JPY	6,900		66	0	(1)
	10/2016	CNH	78,711		12,019	262	0
	10/2016		$384	CNH	2,595	4	0
	02/2017	CNH	25,677		$3,708	0	(104)
SOG	08/2016		1,322		200	2	0
	08/2016		$104	CNH	682	0	(2)
	10/2016		572		3,862	5	0
UAG	08/2016	CNH	1,553		$235	2	0
	08/2016		$8,886	CNH	58,152	0	(175)

Total Forward Foreign Currency Contracts						$1,797	$(789)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		$100	$4	$9
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/09/2017	EUR	500	8	5
	Put - OTC EUR versus MXN		19.000	02/15/2017		1,500	59	14
SOG	Put - OTC USD versus RUB	RUB	74.000	01/27/2017		$900	35	115
	Put - OTC USD versus RUB		73.000	02/24/2017		1,000	42	114

							$148	$257

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200%	07/18/2016	$12,600	$4	$0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	10,800	21	16
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	2,000	102	59
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	10,000	34	57
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	4,000	207	117
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	11,900	43	68
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	2,000	55	0
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	1,800	86	53

							$552	$370

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	1.625%	3-Month USD-LIBOR	08/15/2019	$94,200	$603	$1,602

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae 3.000% due 09/01/2046	$88.000	09/07/2016	$7,600	$0	$0
	Put - OTC Fannie Mae 3.500% due 09/01/2046	91.000	09/07/2016	8,300	1	0
JPM	Put - OTC Fannie Mae 3.000% due 07/01/2046	73.000	07/07/2016	1,000	0	0
	Put - OTC Fannie Mae 3.000% due 08/01/2046	71.000	08/04/2016	1,000	0	0
	Put - OTC Fannie Mae 3.500% due 07/01/2046	75.000	07/07/2016	8,000	0	0

					$1	$0

Total Purchased Options					$1,304	$2,229

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000%	07/20/2016	EUR	3,000	$(7)	$(2)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		2,800	(9)	(4)

							$(16)	$(6)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC GBP versus USD	$	1.378	09/26/2016	GBP	350	$(15)	$(6)
	Put - OTC GBP versus USD		1.378	09/26/2016		350	(17)	(21)
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017	$	100	(4)	0
BPS	Call - OTC GBP versus USD	$	1.370	09/26/2016	GBP	350	(16)	(6)
	Put - OTC GBP versus USD		1.370	09/26/2016		350	(16)	(20)
CBK	Call - OTC EUR versus JPY	JPY	113.150	09/26/2016	EUR	500	(18)	(19)
	Put - OTC EUR versus JPY		113.150	09/26/2016		500	(17)	(11)
GLM	Call - OTC AUD versus JPY		75.600	09/26/2016	AUD	600	(15)	(17)
	Put - OTC AUD versus JPY		75.600	09/26/2016		600	(16)	(12)
	Put - OTC EUR versus MXN	MXN	16.000	02/09/2017	EUR	500	(1)	0
	Call - OTC EUR versus MXN		26.750	02/15/2017		1,500	(48)	(7)
JPM	Put - OTC USD versus KRW	KRW	1,132.000	08/16/2016	$	7,600	0	0
SOG	Call - OTC USD versus RUB	RUB	110.000	01/27/2017		900	(36)	(3)
	Call - OTC USD versus RUB		110.000	02/24/2017		1,000	(43)	(4)
UAG	Put - OTC EUR versus USD	$	1.080	09/28/2016	EUR	3,800	(49)	(37)

							$(311)	$(163)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$	13,100	$(160)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		9,700	(101)	(52)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016		2,300	(21)	(41)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		19,600	(209)	(105)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		500	(8)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		1,600	(26)	(45)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		800	(14)	(22)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		1,700	(29)	(48)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.680	07/05/2016	GBP	500	(3)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	$	2,000	(55)	(191)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		9,100	(96)	(52)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.680	07/05/2016	GBP	600	(4)	0

								$(726)	$(570)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	1.000%	3-Month USD-LIBOR	08/15/2019	$188,400	$(603)	$(1,524)

Total Written Options						$(1,656)	$(2,263)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Standard Chartered Bank	(1.000)%	06/20/2017	0.861%	EUR	100	$3	$(3)	$0	$0
	Sweden Government International Bond	(0.250)	09/20/2021	0.264	$	900	17	(16)	1	0
BPS	Sweden Government International Bond	(0.250)	09/20/2021	0.264		300	5	(5)	0	0
CBK	Rabobank Group	(1.000)	03/20/2017	0.396	EUR	300	4	(6)	0	(2)
	Standard Chartered Bank	(1.000)	06/20/2017	0.861		200	7	(8)	0	(1)
FBF	Noble Corp.	(1.000)	03/20/2017	2.622	$	200	0	2	2	0
GST	Standard Chartered Bank	(1.000)	06/20/2017	0.861	EUR	200	7	(7)	0	0
	Stanley Black & Decker, Inc.	(1.000)	09/20/2017	0.228	$	200	(3)	1	0	(2)

							$40	$(42)	$3	$(5)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2023	1.272%	$	100	$(4)	$3	$0	$(1)
	Spain Government International Bond	1.000	09/20/2019	0.775		8,500	153	(90)	63	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	100	(1)	2	1	0
BPS	Slovenia Government International Bond	1.000	06/20/2019	0.568	$	6,500	(130)	215	85	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	150	(2)	3	1	0
BRC	Brazil Government International Bond	1.000	12/20/2016	0.666	$	100	(1)	1	0	0
CBK	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	100	(1)	1	0	0
DUB	Berkshire Hathaway, Inc.	1.000	09/20/2020	0.867	$	500	(6)	9	3	0
	Brazil Government International Bond	1.000	12/20/2016	0.666		100	(1)	1	0	0
FBF	Finmeccanica Finance S.A.	5.000	03/20/2019	1.145	EUR	100	16	(4)	12	0
	Ford Motor Credit Co. LLC	5.000	03/20/2019	0.849	$	2,200	414	(165)	249	0
GST	Argentine Republic Government International Bond	5.000	06/20/2017	1.583		200	7	0	7	0
	Brazil Government International Bond	1.000	12/20/2016	0.666		200	(3)	3	0	0
	Community Health Systems, Inc.	5.000	12/20/2016	1.139		3,500	341	(271)	70	0
	Sprint Communications, Inc.	5.000	12/20/2019	7.995		1,900	176	(339)	0	(163)
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	100	(1)	1	0	0
JPM	Brazil Government International Bond	1.000	12/20/2016	0.666	$	100	(1)	1	0	0
MYC	Italy Government International Bond	1.000	12/20/2019	1.166		1,500	(3)	(5)	0	(8)
	Spain Government International Bond	1.000	09/20/2019	0.775		1,600	27	(15)	12	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.339	EUR	100	(1)	1	0	0

							$979	$(648)	$503	$(172)

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.7-1 Index	(0.90)%	08/25/2037	$75	$39	$(21)	$18	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	08/25/2037	225	116	(60)	56	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	08/25/2037	376	193	(100)	93	0

					$348	$(181)	$167	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$16,699	$(3,524)	$436	$0	$(3,088)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	27	(3)	24	0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	8,349	(1,767)	223	0	(1,544)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	27	(2)	25	0
JPM	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	26,050	(5,381)	565	0	(4,816)

					$(10,618)	$1,219	$49	$(9,448)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.360%	01/02/2018	BRL	600	$1	$(4)	$0	$(3)
	Pay	1-Year BRL-CDI	11.500	01/04/2021		5,600	37	(89)	0	(52)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	2,200	(2)	(32)	0	(34)
BPS	Pay	1-Year BRL-CDI	11.000	01/04/2021	BRL	4,500	1	(73)	0	(72)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	2,000	0	(30)	0	(30)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	50	0	6	6	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		550	0	36	36	0
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	1,400	(5)	(19)	0	(24)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		4,900	0	(61)	0	(61)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		3,900	(1)	(104)	0	(105)
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	210	0	15	15	0
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		380	(1)	28	27	0
	Pay	1-Year BRL-CDI	13.155	01/04/2021	BRL	42,100	0	393	393	0

							$30	$66	$477	$(381)

Total Swap Agreements							$(9,221)	$414	$1,199	$(10,006)

(i)	Securities with an aggregate market value of $10,155 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$200	$0	$200
Corporate Bonds & Notes
Banking & Finance	0	552	0	552
Industrials	0	525	0	525
Utilities	0	1,535	0	1,535
Municipal Bonds & Notes
Arizona	0	3,000	0	3,000
California	0	11,468	0	11,468
Colorado	0	9,761	0	9,761
Florida	0	8,048	0	8,048
Georgia	0	1,794	0	1,794
Illinois	0	3,152	0	3,152
Indiana	0	6,354	0	6,354
Iowa	0	1,779	0	1,779
Kansas	0	383	0	383
Massachusetts	0	4,605	0	4,605
Michigan	0	5,764	0	5,764
Minnesota	0	1,370	0	1,370
Nebraska	0	460	0	460
New Jersey	0	8,362	0	8,362
New York	0	14,585	0	14,585
North Carolina	0	1,298	0	1,298
Ohio	0	13,466	0	13,466
Oklahoma	0	1,732	0	1,732
Oregon	0	544	0	544
Pennsylvania	0	1,197	0	1,197
South Carolina	0	100	0	100
Tennessee	0	1,245	0	1,245
Texas	0	11,420	0	11,420
Virginia	0	432	0	432
Washington	0	6,368	0	6,368
Wisconsin	0	2,632	0	2,632
U.S. Government Agencies	0	23,012	0	23,012
U.S. Treasury Obligations	0	6,634	0	6,634
Non-Agency Mortgage-Backed Securities	0	8,721	0	8,721
Asset-Backed Securities	0	6,949	0	6,949
Sovereign Issues	0	705	0	705
Short-Term Instruments
Repurchase Agreements	0	1,864	0	1,864
U.S. Treasury Bills	0	4,998	0	4,998

Total Investments	$0	$177,014	$0	$177,014

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(527)	$0	$(527)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	107	150	0	257
Over the counter	0	5,225	0	5,225
	$107	$5,375	$0	$5,482

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(90)	(41)	0	(131)
Over the counter	0	(13,058)	0	(13,058)

	$(90)	$(13,099)	$0	$(13,189)

Totals	$17	$168,763	$0	$168,780

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Asset-Backed Securities Portfolio

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 84.0%
CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
1.206% due 03/24/2034	$866	$710
1.500% due 07/03/2033	3,553	2,558

		3,268

INDUSTRIALS 0.3%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,361	1,537
Times Square Hotel Trust
8.528% due 08/01/2026	5,270	6,324
UAL Pass-Through Trust
6.636% due 01/02/2024	1,185	1,258

		9,119

Total Corporate Bonds & Notes (Cost $11,328)		12,387

MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.725% due 04/01/2040	697	685

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,375	3,218

Total Municipal Bonds & Notes (Cost $3,879)		3,903

U.S. GOVERNMENT AGENCIES 5.2%
Fannie Mae
0.513% due 07/25/2037	3,818	3,745
0.583% due 03/25/2036	56	54
0.693% due 08/25/2031 - 05/25/2032	173	168
0.846% due 09/17/2027	3	3
0.903% due 06/25/2021 - 02/25/2033	119	119
0.953% due 01/25/2020 - 03/25/2022	36	37
1.003% due 12/25/2021	5	5
1.048% due 11/18/2031	4	4
1.103% due 11/25/2031	67	68
1.153% due 04/25/2022	5	5
1.203% due 05/25/2022	11	11
1.303% due 05/25/2018 - 10/25/2020	17	17
1.353% due 08/25/2023	15	15
1.400% due 12/25/2021	2	2
1.453% due 12/25/2023 - 04/25/2032	28	28
1.603% due 10/25/2022 - 09/25/2023	14	15
1.610% due 03/01/2044 - 10/01/2044	101	103
1.810% due 11/01/2030 - 10/01/2040	62	63
1.917% due 02/01/2033	245	255
1.928% due 10/01/2026 - 11/01/2040	96	97
2.000% due 12/25/2023	23	24
2.135% due 07/01/2035	42	43
2.166% due 03/01/2035	30	31
2.195% due 06/01/2033	20	21
2.201% due 08/01/2033	82	87
2.211% due 02/01/2035	17	17
2.223% due 09/01/2033	38	39
2.225% due 01/01/2035	13	14
2.255% due 03/01/2030	11	11
2.270% due 05/01/2025	4	4
2.297% due 11/01/2035	4	4
2.318% due 12/01/2035	26	27
2.325% due 08/01/2033	17	18
2.370% due 11/01/2034	3	3
2.379% due 10/01/2032	26	27
2.385% due 08/01/2032	5	5
2.398% due 09/01/2033	15	16
2.435% due 02/01/2035	21	22
2.445% due 10/01/2034	12	13
2.450% due 11/01/2032	81	85

2.470% due 10/01/2031	6	6
2.472% due 03/01/2035	25	26
2.500% due 09/01/2032 - 12/01/2036	74	78
2.503% due 04/01/2036	7	7
2.512% due 09/01/2030	23	24
2.513% due 09/01/2033	16	17
2.523% due 10/01/2033	7	7
2.578% due 12/01/2036	50	52
2.595% due 07/01/2033	25	26
2.597% due 05/01/2036	20	21
2.646% due 12/01/2036	45	48
2.647% due 07/01/2033	16	17
2.650% due 01/01/2033	27	27
2.660% due 11/01/2034	29	30
2.669% due 04/01/2018	1	1
2.687% due 05/01/2034	52	55
2.699% due 12/01/2033	1	1
2.722% due 04/01/2033	22	23
2.725% due 03/01/2033	2	2
2.729% due 04/01/2034	5	5
2.730% due 08/01/2035	33	35
2.736% due 03/01/2035	15	16
2.750% due 04/01/2032	19	20
2.755% due 01/01/2037	19	20
2.790% due 06/01/2033	23	23
2.834% due 04/01/2036	25	26
2.875% due 10/01/2016 - 03/01/2029	30	31
2.876% due 03/01/2032	28	29
2.965% due 05/01/2031 - 05/01/2033	70	73
3.125% due 09/01/2033	1	1
3.188% due 06/01/2033	113	119
3.511% due 05/01/2036	25	27
3.850% due 11/01/2019	9	9
3.875% due 03/01/2019	3	3
4.000% due 11/25/2033 - 12/01/2045	2,963	3,182
4.250% due 10/01/2027 - 03/25/2033	2	3
5.000% due 06/25/2023 - 11/25/2032	445	507
5.500% due 08/01/2018 - 09/25/2035	1,624	2,030
6.500% due 06/25/2028	37	41
6.770% due 01/18/2029	9	9
7.000% due 02/01/2019 - 07/25/2042	13	14
7.500% due 08/25/2021 - 07/25/2022	30	33
8.500% due 05/01/2017 - 04/01/2032	112	123
15.147% due 08/25/2021	14	17
Fannie Mae, TBA
3.500% due 08/01/2046	8,000	8,430
4.000% due 07/01/2046 - 08/01/2046	120,900	129,562
Freddie Mac
0.692% due 10/15/2032	15	15
0.713% due 08/25/2031	100	98
0.792% due 12/15/2029	17	17
0.813% due 10/25/2029	1	1
0.845% due 12/25/2022 (a)	90,943	3,034
0.892% due 12/15/2031	5	5
0.992% due 04/15/2022 - 08/15/2031	19	20
1.092% due 03/15/2020	5	5
1.142% due 06/15/2022	8	8
1.389% due 05/15/2023	20	20
1.390% due 09/25/2023	321	324
1.392% due 02/15/2021	5	5
1.542% due 05/15/2023	6	7
1.570% due 10/15/2022	8	8
1.610% due 10/25/2044 - 02/25/2045	4,089	4,248
1.810% due 07/25/2044	912	940
2.109% due 09/01/2035	17	18
2.401% due 11/01/2027	59	60
2.409% due 09/01/2028	18	19
2.422% due 10/01/2034	33	35
2.456% due 10/01/2033	4	4
2.483% due 09/01/2033	67	71
2.500% due 08/01/2032	4	4
2.501% due 02/01/2022	4	4
2.539% due 01/01/2035	10	11
2.552% due 01/01/2035	32	34
2.557% due 02/01/2035	10	11
2.569% due 02/01/2035	32	33
2.574% due 02/01/2035	32	34
2.580% due 12/01/2033	77	82
2.585% due 11/01/2034	58	61
2.590% due 09/01/2035	18	18
2.612% due 01/01/2035	20	21
2.615% due 11/01/2023	4	4
2.623% due 11/01/2034	52	55
2.625% due 03/01/2028	5	5
2.653% due 02/01/2026	4	4
2.730% due 07/01/2037	54	57

2.750% due 08/01/2023 - 04/01/2032	104	107
2.781% due 01/01/2032	4	5
2.790% due 03/01/2032	61	64
2.814% due 03/01/2030	15	15
2.828% due 04/01/2034	30	32
2.830% due 08/01/2030	16	16
2.848% due 04/01/2033	3	3
2.855% due 02/01/2036	27	28
2.860% due 04/01/2036	18	19
2.930% due 02/01/2035	48	51
2.932% due 03/01/2034	37	39
3.097% due 04/01/2035	155	159
3.100% due 03/01/2033	5	6
4.000% due 10/15/2033	92	99
4.333% due 05/01/2026	11	11
4.500% due 05/15/2018 - 09/15/2018	117	119
5.000% due 02/15/2036	503	554
5.500% due 05/15/2036	39	45
5.829% due 08/01/2031	66	70
6.500% due 03/15/2021 - 07/25/2043	595	715
7.000% due 06/15/2029	23	26
7.500% due 02/15/2023 - 01/15/2031	12	13
8.000% due 03/15/2023	20	23
9.250% due 11/15/2019	1	1
9.500% due 04/15/2020	2	2
Ginnie Mae
0.848% due 02/20/2029	1	1
1.750% due 05/20/2030 - 05/20/2032	61	64
1.875% due 07/20/2029 - 09/20/2033	80	84
2.000% due 04/20/2017 - 10/20/2033	265	274
2.500% due 01/20/2034	29	30
3.000% due 04/20/2018 - 04/20/2019	6	6

Total U.S. Government Agencies (Cost $161,012)		162,262

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
1.500% due 08/31/2018 (f)(h)	12,100	12,332

Total U.S. Treasury Obligations (Cost $12,050)		12,332

NON-AGENCY MORTGAGE-BACKED SECURITIES 35.6%
Adjustable Rate Mortgage Trust
0.723% due 11/25/2035	1,509	1,399
0.733% due 11/25/2035	2,473	2,260
2.873% due 04/25/2035	489	486
American Home Mortgage Investment Trust
2.603% due 09/25/2035	5,968	5,893
2.958% due 06/25/2045	5,704	5,581
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	5,035	3,767
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	6,100	6,120
Banc of America Funding Trust
0.638% due 10/20/2036	8,869	7,160
2.232% due 01/26/2037	32	32
2.696% due 09/20/2046	2,556	2,113
3.017% due 01/20/2047 ^	24	21
5.055% due 10/20/2046 ^	842	667
Banc of America Mortgage Trust
2.747% due 12/25/2033	144	141
2.881% due 10/25/2035 ^	1,169	1,042
2.886% due 11/25/2033	40	40
3.122% due 05/25/2033	125	124
3.123% due 07/25/2033	169	162
3.257% due 02/25/2033	92	91
3.335% due 06/25/2034	680	673
3.396% due 06/25/2035	1,316	1,278
BB-UBS Trust
2.892% due 06/05/2030	10,000	10,255
BCAP LLC Trust
2.897% due 06/26/2035	3,707	3,685
BCRR Trust
5.858% due 07/17/2040	17,236	17,609
5.988% due 08/17/2045	6,816	6,908
Bear Stearns Adjustable Rate Mortgage Trust
2.455% due 02/25/2036 ^	350	324
2.750% due 11/25/2030	58	55
2.836% due 11/25/2034	558	549
2.889% due 10/25/2034	25	25
2.896% due 08/25/2035	2,998	2,727
2.961% due 04/25/2034	138	135
2.972% due 01/25/2034	89	90
2.973% due 05/25/2034	107	100
3.000% due 10/25/2034	146	134
3.009% due 05/25/2033	315	295

3.143% due 05/25/2047 ^	1,234	1,114
3.178% due 02/25/2035	3,514	3,376
3.226% due 02/25/2033	9	9
3.311% due 07/25/2034	1	1
Bear Stearns ALT-A Trust
2.685% due 04/25/2035	148	143
2.732% due 01/25/2036 ^	920	757
2.744% due 12/25/2033	768	768
2.835% due 02/25/2036 ^	6,091	4,439
2.885% due 07/25/2035	33,090	29,042
2.898% due 08/25/2036 ^	2,203	1,634
2.904% due 11/25/2035 ^	2,646	1,955
3.062% due 08/25/2036 ^	2,160	1,597
Bear Stearns Commercial Mortgage Securities Trust
5.317% due 02/11/2044	7,529	7,667
5.331% due 02/11/2044	8,427	8,581
Bear Stearns Mortgage Securities, Inc.
2.911% due 06/25/2030	21	21
Bear Stearns Structured Products, Inc. Trust
2.690% due 12/26/2046	8,578	6,396
2.878% due 01/26/2036	1,733	1,361
Bella Vista Mortgage Trust
0.698% due 05/20/2045	5,754	4,353
0.823% due 02/25/2035	10,559	7,704
CBA Commercial Small Balance Commercial Mortgage
0.733% due 12/25/2036	158	144
Charlotte Gateway Village LLC
6.410% due 12/01/2016	128	129
Chase Mortgage Finance Trust
2.698% due 12/25/2035 ^	2,932	2,671
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.932% due 01/25/2035	818	693
Citigroup Commercial Mortgage Trust
3.098% due 04/10/2049	21,462	22,533
5.901% due 12/10/2049	19,267	19,855
Citigroup Global Markets Mortgage Securities, Inc.
0.953% due 05/25/2032	48	47
2.740% due 09/25/2033	7	7
8.500% due 05/25/2032	180	185
Citigroup Mortgage Loan Trust, Inc.
0.783% due 12/25/2034	456	401
1.246% due 08/25/2035 ^	419	314
2.410% due 09/25/2035	2,983	2,891
2.730% due 10/25/2035	83	82
2.740% due 11/25/2035	4,500	4,294
2.861% due 08/25/2035	951	936
3.040% due 05/25/2035	55	54
Commercial Mortgage Loan Trust
6.297% due 12/10/2049	3,285	3,408
Commercial Mortgage Trust
6.007% due 12/10/2049	3,230	3,341
Community Program Loan Trust
4.500% due 04/01/2029	176	175
Core Industrial Trust
3.040% due 02/10/2034	10,500	11,068
3.292% due 02/10/2037	5,000	5,304
Countrywide Alternative Loan Trust
0.613% due 07/25/2036	7,809	6,517
0.628% due 02/20/2047 ^	3,427	2,167
0.643% due 09/25/2046 ^	880	671
0.643% due 12/20/2046 ^	16,563	12,091
0.648% due 07/20/2046 ^	1,454	716
0.653% due 06/25/2037	1,208	1,030
0.658% due 03/20/2046	597	443
0.703% due 05/25/2035	227	133
0.703% due 06/25/2035	4,020	3,549
0.723% due 02/25/2036	222	174
0.733% due 12/25/2035	861	750
0.743% due 11/25/2035	60	45
0.763% due 10/25/2035	3,821	2,898
0.768% due 11/20/2035	536	437
0.783% due 10/25/2035	6,704	4,987
0.953% due 05/25/2035 ^	562	456
1.223% due 11/25/2035	3,825	3,204
1.277% due 03/25/2047 ^	7,383	5,718
1.437% due 02/25/2036	1,438	1,263
1.687% due 11/25/2047 ^	14,056	9,585
1.756% due 08/25/2035	8,491	7,499
1.817% due 11/25/2047 ^	25,636	17,675
5.500% due 11/25/2035 ^	2,408	1,958
5.500% due 03/25/2036 ^	152	108
5.750% due 03/25/2037 ^	715	587
6.250% due 12/25/2033	101	103
6.500% due 11/25/2031	138	144
Countrywide Home Loan Mortgage Pass-Through Trust
0.743% due 04/25/2035	68	55

1.053% due 03/25/2035	37	33
1.093% due 03/25/2035	3,997	3,167
1.133% due 02/25/2035	146	124
1.153% due 02/25/2035	1,047	911
1.233% due 02/25/2035	209	156
1.373% due 09/25/2034	267	177
2.298% due 06/19/2031	3	2
2.385% due 04/25/2035 ^	191	34
2.592% due 02/20/2036 ^	349	307
2.602% due 02/20/2036 ^	312	275
2.814% due 02/19/2034	42	39
2.823% due 02/20/2035	872	871
2.862% due 02/25/2034	141	138
2.874% due 08/25/2034 ^	2,389	2,046
2.912% due 02/19/2034	28	28
3.002% due 08/25/2034	216	194
3.024% due 07/19/2033	112	109
3.061% due 05/19/2033	18	18
6.000% due 11/25/2037	291	253
Credit Suisse Commercial Mortgage Trust
3.304% due 09/15/2037	10,000	10,530
6.268% due 02/15/2041	12,800	13,322
Credit Suisse First Boston Mortgage Securities Corp.
1.054% due 03/25/2032	147	136
1.603% due 09/25/2034 ^	2,516	2,163
2.539% due 06/25/2033	650	636
2.677% due 07/25/2033	33	33
2.707% due 12/25/2033	652	635
2.803% due 10/25/2033	260	259
2.930% due 12/25/2032 ^	60	49
5.500% due 11/25/2035	356	322
5.750% due 04/25/2033	22	22
6.250% due 07/25/2035	649	686
7.000% due 02/25/2033	30	32
Credit Suisse Mortgage Capital Certificates
2.973% due 08/27/2037	22	22
5.342% due 12/16/2043	5,000	5,068
5.509% due 04/15/2047	1,957	1,956
5.692% due 04/16/2049	2,475	2,503
5.695% due 04/16/2049	4,400	4,462
5.750% due 12/26/2035	718	660
DBRR Trust
5.889% due 06/17/2049	2,050	2,083
Downey Savings & Loan Association Mortgage Loan Trust
1.350% due 04/19/2047	1,023	891
Extended Stay America Trust
1.079% due 12/05/2031 (a)	18,632	0
2.958% due 12/05/2031	9,309	9,348
First Horizon Alternative Mortgage Securities Trust
2.426% due 09/25/2034	3,560	3,466
2.472% due 03/25/2035	328	258
2.684% due 06/25/2034	3,247	3,172
First Horizon Mortgage Pass-Through Trust
2.717% due 02/25/2035	202	201
First Republic Bank Mortgage Pass-Through Certificates
0.933% due 06/25/2030	37	37
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	26,953	27,391
GMAC Mortgage Corp. Loan Trust
3.688% due 05/25/2035	41	39
GreenPoint Mortgage Funding Trust
0.663% due 04/25/2036	371	278
0.723% due 07/25/2035	1,761	1,694
0.913% due 06/25/2045	25,687	22,391
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039	11,930	12,041
GS Mortgage Securities Corp. Trust
3.551% due 04/10/2034	7,490	8,117
GS Mortgage Securities Trust
5.988% due 08/10/2045	22,715	23,301
GSMPS Mortgage Loan Trust
0.803% due 09/25/2035	35,080	28,622
0.803% due 01/25/2036	42,617	35,122
7.000% due 06/25/2043	889	943
8.000% due 09/19/2027	375	375
GSR Mortgage Loan Trust
0.643% due 08/25/2046	2,677	2,615
0.803% due 01/25/2034	28	24
2.837% due 04/25/2035	1,586	1,550
2.943% due 01/25/2036 ^	465	433
2.978% due 09/25/2035	470	481
3.032% due 04/25/2035	1,525	1,519
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
0.628% due 07/19/2046 ^	4,000	2,326
0.638% due 02/19/2046	595	453

0.668% due 05/19/2035	392	326
0.679% due 03/19/2036	490	350
0.688% due 06/19/2035	6,257	5,544
1.148% due 01/19/2035	54	37
2.219% due 11/19/2034	28	26
2.528% due 06/19/2045 ^	377	230
3.024% due 12/19/2035 ^	32	28
3.253% due 08/19/2034	235	226
Hilton USA Trust
2.363% due 11/05/2030	13,528	13,521
HSI Asset Securitization Corp. Trust
1.093% due 07/25/2035	65	65
Hudson’s Bay Simon JV Trust
3.914% due 08/05/2034	12,661	13,493
Impac CMB Trust
1.353% due 10/25/2033	199	191
Impac Secured Assets Trust
0.803% due 05/25/2036	134	121
0.883% due 08/25/2036	497	470
1.393% due 11/25/2034	36	35
IndyMac Adjustable Rate Mortgage Trust
1.969% due 01/25/2032	15	15
IndyMac Mortgage Loan Trust
0.573% due 07/25/2036	35,974	29,799
0.643% due 09/25/2046	934	770
0.693% due 04/25/2035	270	234
0.733% due 03/25/2035	187	162
0.753% due 06/25/2037 ^	190	100
1.093% due 02/25/2035	2,351	2,167
1.093% due 07/25/2045	88	73
1.253% due 11/25/2034	6,660	5,595
1.673% due 09/25/2034	193	167
2.926% due 06/25/2036	2,263	2,106
2.962% due 02/25/2036	9,965	8,201
3.215% due 06/25/2036	3,496	2,419
JPMorgan Alternative Loan Trust
0.950% due 06/27/2037	5,073	3,854
3.312% due 10/25/2036	7,716	5,458
JPMorgan Chase Commercial Mortgage Securities Trust
1.362% due 06/15/2029	5,097	5,040
5.336% due 05/15/2047	13,437	13,557
5.431% due 06/12/2047	11,919	12,061
5.699% due 02/12/2049	15,334	15,731
5.794% due 02/12/2051	7,693	7,989
5.811% due 06/12/2043	1,998	1,997
5.814% due 06/12/2043	321	321
5.887% due 02/12/2049	25,596	26,175
JPMorgan Mortgage Trust
2.710% due 10/25/2035 ^	111	91
2.766% due 07/25/2035	9,617	9,506
2.832% due 10/25/2035	314	291
2.944% due 04/25/2035	133	133
3.020% due 06/25/2035	241	224
5.000% due 07/25/2036	1,031	964
JPMorgan Resecuritization Trust
2.365% due 07/27/2037	36	36
3.295% due 04/20/2036	65	66
6.000% due 02/27/2037	265	266
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	1	1
LB Commercial Mortgage Trust
6.073% due 07/15/2044	10,958	11,355
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	5,010	5,074
Lehman Mortgage Trust
5.500% due 02/25/2036 ^	559	450
Lehman XS Trust
0.683% due 04/25/2046 ^	2,036	1,588
MASTR Adjustable Rate Mortgages Trust
0.783% due 12/25/2034	1,311	1,111
2.874% due 01/25/2034	1	1
2.886% due 12/25/2033	125	119
MASTR Asset Securitization Trust
5.500% due 06/25/2033	108	109
5.500% due 09/25/2033	382	382
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.142% due 11/15/2031	160	149
Merrill Lynch Mortgage Investors Trust
1.073% due 08/25/2028	21	20
1.093% due 10/25/2028	222	217
1.193% due 03/25/2028	36	35
2.372% due 01/25/2029	27	27
2.458% due 04/25/2035	54	52
2.790% due 11/25/2035	17,343	16,905
2.820% due 08/25/2033	278	47

Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	12,120	12,251
5.810% due 06/12/2050	8,968	9,232
Morgan Stanley Capital Trust
5.439% due 02/12/2044	1,082	1,081
5.569% due 12/15/2044	7,941	8,217
5.665% due 04/15/2049	5,603	5,751
5.692% due 04/15/2049	11,305	11,520
5.809% due 12/12/2049	8,975	9,322
Morgan Stanley Mortgage Loan Trust
0.713% due 03/25/2036	4,267	3,263
0.723% due 09/25/2035	2,842	2,813
2.681% due 10/25/2034	114	113
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045	8,212	8,360
6.245% due 08/15/2045	2,578	2,631
Motel 6 Trust
4.532% due 02/05/2030	5,000	4,996
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	812	754
RBS Acceptance, Inc.
3.437% due 06/25/2024	12	12
Residential Accredit Loans, Inc. Trust
0.643% due 04/25/2046	1,639	1,311
0.653% due 10/25/2046	36,346	27,925
0.663% due 06/25/2037	411	308
0.663% due 04/25/2046	124	55
3.404% due 09/25/2034	16	16
6.500% due 10/25/2036 ^	4,939	4,197
Residential Asset Mortgage Products Trust
7.000% due 06/25/2032	9	10
Residential Asset Securitization Trust
0.803% due 10/25/2018	34	33
0.903% due 02/25/2034	69	62
0.903% due 04/25/2035	1,145	843
6.250% due 08/25/2036	4,546	4,101
6.500% due 04/25/2037 ^	5,352	3,184
Residential Funding Mortgage Securities, Inc. Trust
0.853% due 07/25/2018	33	32
3.364% due 06/25/2035	2,138	2,046
3.911% due 02/25/2036 ^	148	135
6.500% due 03/25/2032	1	1
RiverView HECM Trust
1.060% due 05/25/2047	30,980	26,556
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039	1,346	1,366
SACO, Inc.
7.000% due 08/25/2036	11	11
Sequoia Mortgage Trust
0.908% due 02/20/2035	206	195
1.068% due 11/20/2034	77	72
1.148% due 10/19/2026	89	87
1.208% due 10/20/2027	22	20
1.248% due 10/20/2027	51	50
1.421% due 05/20/2034	787	755
1.449% due 02/20/2034	347	327
1.808% due 10/20/2027	433	423
2.008% due 08/20/2034	202	204
2.208% due 06/20/2034	183	177
2.289% due 09/20/2032	49	47
2.627% due 01/20/2047 ^	1,410	1,148
Structured Adjustable Rate Mortgage Loan Trust
0.793% due 08/25/2035	802	766
1.188% due 06/25/2034	712	664
1.810% due 01/25/2035	1,059	830
1.855% due 05/25/2035	1,366	941
2.804% due 02/25/2036 ^	2,619	2,532
2.830% due 02/25/2034	175	171
2.926% due 04/25/2034	166	164
Structured Asset Mortgage Investments Trust
0.733% due 02/25/2036 ^	447	366
0.763% due 12/25/2035 ^	3,744	2,675
1.048% due 07/19/2034	1,450	1,235
1.148% due 03/19/2034	437	411
1.288% due 10/19/2033	125	112
Structured Asset Mortgage Investments, Inc.
1.608% due 05/02/2030	80	48
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	1,706	1,530
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.136% due 02/25/2032	20	18
2.552% due 10/25/2031	24	24
2.981% due 06/25/2033	270	266
3.021% due 06/25/2032	6	5
3.169% due 07/25/2032	10	10

Travelers Mortgage Services, Inc.
2.225% due 09/25/2018	11	11
Wachovia Bank Commercial Mortgage Trust
0.835% due 10/15/2041 (a)	5,117	2
5.889% due 06/15/2049	4,060	4,185
Wachovia Mortgage Loan Trust LLC
2.767% due 10/20/2035	827	778
WaMu Mortgage Pass-Through Certificates Trust
0.713% due 11/25/2045	5,909	5,424
0.723% due 12/25/2045	7,419	6,864
0.743% due 07/25/2045	564	532
0.823% due 05/25/2034	40,110	34,240
0.843% due 10/25/2044	1,043	1,006
0.873% due 06/25/2044	4,804	4,311
0.953% due 07/25/2044	63	57
1.193% due 11/25/2034	377	338
1.277% due 11/25/2046	36,064	28,315
1.437% due 02/25/2046	2,118	1,928
1.437% due 08/25/2046	22,030	18,663
1.571% due 11/25/2041	7	6
1.800% due 08/25/2042	447	427
1.837% due 06/25/2042	429	413
2.042% due 12/19/2039	320	305
2.178% due 08/25/2046	3,686	3,272
2.482% due 03/25/2033	286	284
2.490% due 08/25/2033	29	28
2.761% due 01/25/2033	182	184
2.785% due 06/25/2034	147	149
Washington Mutual Mortgage Loan Trust
1.606% due 05/25/2041	32	32
Washington Mutual Mortgage Pass-Through Certificates Trust
0.957% due 01/25/2018	3	3
1.103% due 10/25/2035	1,333	1,055
1.267% due 11/25/2046	22,109	15,943
2.508% due 11/25/2030	39	39
2.525% due 02/25/2033	22	21
2.672% due 12/25/2032	377	375
5.750% due 03/25/2033	186	191
6.000% due 03/25/2033	25	26
Wells Fargo Mortgage Loan Trust
3.626% due 09/27/2036	4,619	3,994
Wells Fargo Mortgage-Backed Securities Trust
0.953% due 07/25/2037 ^	567	492
2.615% due 11/25/2033	100	101
2.844% due 03/25/2036	240	230
2.855% due 03/25/2036	5,896	5,794
2.891% due 05/25/2035	220	217
3.031% due 03/25/2036 ^	3,322	3,260
3.046% due 07/25/2036 ^	591	571
5.637% due 12/25/2036	258	242
6.000% due 08/25/2037 ^	600	592

Total Non-Agency Mortgage-Backed Securities (Cost $1,100,719)		1,109,458

ASSET-BACKED SECURITIES 41.9%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,325	988
Accredited Mortgage Loan Trust
0.583% due 02/25/2037	11,051	10,634
1.533% due 04/25/2035	1,570	1,340
ACE Securities Corp. Home Equity Loan Trust
1.503% due 12/25/2033	604	576
1.503% due 07/25/2034	229	212
AFC Home Equity Loan Trust
1.046% due 06/25/2028	552	496
1.116% due 04/25/2028	66	62
Ally Auto Receivables Trust
1.250% due 04/15/2019	2,661	2,667
1.280% due 06/17/2019	6,050	6,069
American Express Credit Account Master Trust
1.260% due 01/15/2020	4,345	4,363
1.490% due 04/15/2020	10,490	10,573
American Home Mortgage Investment Trust
0.806% due 08/25/2035	12	7
AmeriCredit Automobile Receivables Trust
1.070% due 01/08/2019	3,389	3,389
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.893% due 08/25/2034	5,496	5,500
1.033% due 10/25/2035	14,780	10,965
1.368% due 01/25/2035	793	659
1.503% due 11/25/2034	9,201	8,171
1.563% due 03/25/2035	6,305	5,013
1.803% due 02/25/2033	1,250	1,187
Amortizing Residential Collateral Trust
1.033% due 07/25/2032	20	19
1.153% due 08/25/2032	12	11
1.453% due 10/25/2034	5,696	5,486

Amresco Residential Securities Corp. Mortgage Loan Trust
0.948% due 06/25/2028	44	42
1.008% due 06/25/2027	10	10
1.008% due 09/25/2027	85	83
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.793% due 11/25/2035	1,132	1,105
0.943% due 10/25/2035	1,000	822
1.503% due 10/25/2033	799	784
1.503% due 11/25/2034	3,380	3,309
3.033% due 01/25/2034	2,935	2,844
Asset-Backed Funding Certificates Trust
1.133% due 04/25/2033	794	761
1.466% due 03/25/2032	719	690
Asset-Backed Securities Corp. Home Equity Loan Trust
0.962% due 06/15/2031	113	110
1.398% due 09/25/2034	562	524
1.792% due 04/15/2033	68	66
Atrium Corp.
1.753% due 07/16/2025	2,480	2,456
Bear Stearns Asset-Backed Securities Trust
0.603% due 07/25/2036	9,928	9,234
0.613% due 08/25/2036	1,232	1,098
0.837% due 09/25/2034	140	128
0.853% due 03/25/2035	1,351	1,344
0.853% due 02/25/2036	3,075	2,958
0.873% due 07/25/2036	2,459	2,436
0.943% due 06/25/2036	356	350
1.113% due 10/25/2032	45	43
1.153% due 11/25/2035 ^	2,228	1,915
1.253% due 10/27/2032	24	22
1.353% due 12/25/2033	499	467
1.413% due 04/25/2035	2,840	2,663
1.453% due 10/25/2037	5,397	2,866
1.453% due 11/25/2042	171	159
1.633% due 06/25/2043	871	834
1.653% due 10/25/2032	145	137
1.653% due 10/25/2034	5,766	5,748
1.703% due 08/25/2037	8,532	7,832
1.953% due 11/25/2042	105	97
2.103% due 11/25/2042	1,460	1,408
2.922% due 07/25/2036	785	511
5.500% due 01/25/2034	54	55
5.500% due 06/25/2034	763	768
5.500% due 12/25/2035	166	140
5.750% due 10/25/2033	573	590
Bear Stearns Second Lien Trust
1.653% due 12/25/2036	5,000	4,722
Carlyle High Yield Partners Ltd.
0.896% due 08/01/2021	6,769	6,682
CDC Mortgage Capital Trust
1.073% due 01/25/2033	27	25
1.503% due 01/25/2033	492	462
Centex Home Equity Loan Trust
1.143% due 09/25/2034	161	127
1.173% due 06/25/2034	717	621
5.160% due 09/25/2034	666	637
Chase Funding Trust
1.033% due 11/25/2034	2	2
4.537% due 09/25/2032	5	5
Chase Issuance Trust
0.684% due 11/15/2018	25,000	25,010
1.260% due 07/15/2019	18,681	18,755
1.380% due 11/15/2019	9,829	9,883
1.590% due 02/18/2020	7,950	8,035
CIFC Funding Ltd.
1.459% due 08/14/2024	10,000	10,014
2.030% due 12/05/2024	17,500	17,461
CIT Group Home Equity Loan Trust
1.428% due 12/25/2031	280	264
Citibank Credit Card Issuance Trust
0.732% due 05/26/2020	17,900	17,918
1.230% due 04/24/2019	9,200	9,229
5.650% due 09/20/2019	21,125	22,339
Citigroup Global Markets Mortgage Securities, Inc.
0.933% due 03/25/2028	3	3
Citigroup Mortgage Loan Trust, Inc.
0.533% due 01/25/2037	250	160
1.398% due 08/25/2035	3,738	3,483
5.550% due 08/25/2035	500	468
5.629% due 08/25/2035	2,777	2,534
Conseco Finance Home Equity Loan Trust
1.142% due 08/15/2033	124	121
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,387	854

Conseco Financial Corp.
6.220% due 03/01/2030	1,166	1,235
6.240% due 12/01/2028	55	58
6.760% due 03/01/2030	101	108
6.810% due 12/01/2028	1,043	1,105
6.860% due 07/15/2028	1	1
6.870% due 04/01/2030	17	18
7.140% due 03/15/2028	66	69
7.140% due 01/15/2029	20	20
7.550% due 01/15/2029	132	134
7.620% due 06/15/2028	9	9
Countrywide Asset-Backed Certificates
0.593% due 02/25/2037	905	874
0.623% due 06/25/2037	12,549	11,767
0.643% due 11/25/2037	1,578	1,412
0.693% due 12/25/2031 ^	225	164
0.723% due 09/25/2036	5,271	4,635
0.823% due 04/25/2036	579	495
1.013% due 04/25/2034	297	248
1.053% due 11/25/2033	13	12
1.073% due 09/25/2033	2,542	2,384
1.133% due 06/25/2033	11	10
1.153% due 11/25/2035	2,268	2,187
1.253% due 03/25/2033	930	860
1.323% due 04/25/2034	1,520	1,436
1.353% due 05/25/2032	183	165
1.428% due 06/25/2035	366	362
1.453% due 09/25/2032	188	176
1.503% due 08/25/2035	2,573	2,321
5.125% due 12/25/2034	3,873	3,796
5.413% due 01/25/2034	56	56
Countrywide Asset-Backed Certificates Trust
0.913% due 09/25/2034	21	21
0.933% due 05/25/2036	45,400	29,996
0.943% due 02/25/2036	11,821	11,410
0.983% due 02/25/2036	4,696	4,081
1.193% due 12/25/2034	36	35
1.233% due 11/25/2034	1,356	1,325
1.428% due 10/25/2034	2,122	2,000
4.705% due 05/25/2036 ^	357	392
Countrywide Home Equity Loan Trust
0.632% due 04/15/2032	9,514	7,388
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 05/25/2044	23	23
1.073% due 01/25/2032	14	12
Credit-Based Asset Servicing and Securitization LLC
1.113% due 04/25/2036	52	52
4.070% due 12/25/2035	390	387
5.044% due 05/25/2035	465	463
Dryden Senior Loan Fund
1.798% due 01/15/2022	26,978	26,910
EFS Volunteer LLC
1.326% due 07/26/2027	654	652
EMC Mortgage Loan Trust
0.896% due 12/25/2042	701	673
1.203% due 08/25/2040	403	373
Encore Credit Receivables Trust
1.383% due 11/25/2035	10,000	6,819
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033	412	416
Equity One Mortgage Pass-Through Trust
0.793% due 07/25/2034	4	4
0.953% due 07/25/2034	67	51
1.053% due 04/25/2034	1,212	1,020
First Franklin Mortgage Loan Trust
0.563% due 12/25/2037	1,365	822
0.933% due 12/25/2035	5,500	5,299
1.073% due 11/25/2031	86	79
First NLC Trust
0.593% due 08/25/2037	34,215	18,635
0.733% due 08/25/2037	2,350	1,312
Flatiron CLO Ltd.
2.033% due 01/17/2026	5,000	4,969
Ford Credit Auto Owner Trust
0.630% due 05/15/2017	23,877	23,877
0.752% due 03/15/2019	18,000	18,022
1.080% due 03/15/2019	40,000	40,043
1.160% due 11/15/2019	12,300	12,326
Gallatin CLO Ltd.
1.898% due 07/15/2023	12,416	12,403
GCAT LLC
4.500% due 03/25/2021	10,200	10,303
GMAC Mortgage Corp. Home Equity Loan Trust
1.203% due 02/25/2031	47	47
GoldenTree Loan Opportunities Ltd.
1.788% due 04/25/2025	6,025	5,965

GSAMP Trust
0.753% due 10/25/2036 ^	5,867	754
0.803% due 01/25/2045	52	52
1.188% due 09/25/2035 ^	33,399	29,700
1.278% due 03/25/2034	1,314	1,241
1.428% due 08/25/2033	12	10
Home Equity Asset Trust
0.833% due 01/25/2036	3,785	3,785
1.053% due 11/25/2032	1	1
1.248% due 07/25/2034	495	465
1.368% due 03/25/2035	6,926	6,033
1.373% due 02/25/2033	1	1
Home Equity Mortgage Trust
5.800% due 05/25/2036 ^	90	66
5.821% due 04/25/2035	178	181
HSI Asset Loan Obligation Trust
0.513% due 12/25/2036	14	5
HSI Asset Securitization Corp. Trust
0.813% due 12/25/2035	6,910	5,903
IMC Home Equity Loan Trust
7.310% due 11/20/2028	29	29
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.613% due 07/25/2037	134	81
0.653% due 03/25/2036	13,394	12,137
0.703% due 03/25/2036	2,329	2,287
0.903% due 08/25/2035	136	136
2.478% due 07/25/2034	727	684
Inwood Park CDO Ltd.
0.944% due 01/20/2021	30,000	29,914
Irwin Home Equity Loan Trust
1.803% due 02/25/2029	60	58
IXIS Real Estate Capital Trust
0.553% due 01/25/2037	15,868	7,462
0.683% due 01/25/2037	57,965	28,480
JPMorgan Mortgage Acquisition Trust
0.533% due 08/25/2036	2	1
0.563% due 08/25/2036	1,654	822
0.603% due 07/25/2036	4,270	4,106
KKR CLO Trust
1.740% due 12/15/2024	40,000	39,786
KVK CLO Ltd.
1.998% due 07/15/2023	3,640	3,631
L.A. Arena Funding LLC
7.656% due 12/15/2026	1,264	1,381
Lehman XS Trust
0.603% due 04/25/2037 ^	74	56
Long Beach Mortgage Loan Trust
0.603% due 05/25/2036	26,009	13,932
0.783% due 01/25/2046	47	43
1.158% due 08/25/2035	1,341	1,334
1.308% due 07/25/2034	307	297
1.503% due 10/25/2034	103	89
1.878% due 03/25/2032	201	194
Massachusetts Educational Financing Authority
1.588% due 04/25/2038	921	910
MASTR Asset-Backed Securities Trust
0.583% due 08/25/2036	20,273	10,998
0.603% due 05/25/2037	105	103
1.203% due 12/25/2034 ^	2,541	2,443
1.271% due 10/25/2034	1,234	1,175
MASTR Specialized Loan Trust
1.303% due 05/25/2037	24	7
Merrill Lynch First Franklin Mortgage Loan Trust
1.953% due 10/25/2037	434	382
Merrill Lynch Mortgage Investors Trust
0.513% due 10/25/2037 ^	332	88
0.533% due 09/25/2037	105	41
0.543% due 06/25/2037	461	189
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	2,424	2,598
Morgan Stanley ABS Capital, Inc. Trust
0.513% due 05/25/2037	237	148
0.553% due 11/25/2036	7,534	4,562
0.583% due 01/25/2037	77,690	39,498
0.603% due 06/25/2036	4,566	4,107
0.773% due 11/25/2035	1,520	1,522
0.793% due 03/25/2037	11,968	6,154
0.913% due 06/25/2034	17	17
1.653% due 06/25/2033	508	492
2.453% due 07/25/2037 ^	430	20
2.853% due 08/25/2034	433	416
Morgan Stanley Dean Witter Capital, Inc. Trust
1.803% due 02/25/2033	135	129
2.928% due 01/25/2032	443	376
Morgan Stanley Mortgage Loan Trust
0.773% due 11/25/2036	1,837	1,048

Mountain View CLO Ltd.
1.791% due 04/12/2024	8,000	7,912
Mountain View Funding CLO Ltd.
0.888% due 04/15/2019	80	81
National Collegiate Student Loan Trust
0.763% due 11/27/2028	3,296	3,253
Navient Student Loan Trust
1.157% due 06/25/2065	23,900	23,881
1.457% due 06/25/2065	8,400	8,383
New Century Home Equity Loan Trust
0.633% due 05/25/2036	431	332
2.098% due 06/20/2031	194	194
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.073% due 01/25/2036	755	701
North Carolina State Education Assistance Authority
1.438% due 07/25/2036	4,400	4,169
NovaStar Mortgage Funding Trust
0.553% due 03/25/2037	15	8
1.233% due 05/25/2033	3	2
OneMain Financial Issuance Trust
2.470% due 09/18/2024	23,000	23,079
Option One Mortgage Loan Trust
1.233% due 02/25/2035	804	633
1.248% due 05/25/2034	25	24
1.253% due 02/25/2035	41	41
Option One Mortgage Loan Trust Asset-Backed Certificates
0.948% due 08/20/2030	5	5
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.188% due 03/25/2035	2,500	2,346
1.428% due 10/25/2034	766	760
1.503% due 10/25/2034	11,119	9,535
1.563% due 12/25/2034	4,215	4,195
People’s Choice Home Loan Securities Trust
1.098% due 05/25/2035	71	71
Popular ABS Mortgage Pass-Through Trust
4.255% due 01/25/2036 ^	208	149
RAAC Trust
0.793% due 02/25/2036	7,650	6,978
0.853% due 06/25/2047	8,684	8,269
0.933% due 03/25/2037	4,944	4,800
1.653% due 09/25/2047	10,926	10,629
2.953% due 12/25/2035	1,447	1,393
Renaissance Home Equity Loan Trust
1.553% due 09/25/2037	770	400
1.653% due 08/25/2032	1,935	1,763
1.693% due 03/25/2033	18	17
4.934% due 08/25/2035	140	141
Residential Asset Mortgage Products Trust
0.753% due 05/25/2036 ^	34,938	27,948
1.233% due 02/25/2033	4	3
5.612% due 04/25/2034	873	915
5.636% due 07/25/2034 ^	1,640	1,543
5.707% due 08/25/2034 ^	2,352	2,319
Residential Asset Securities Corp. Trust
0.603% due 01/25/2037	9,817	9,088
0.703% due 04/25/2037	23,474	21,964
0.723% due 05/25/2037	5,599	5,155
1.033% due 06/25/2033	1,098	883
1.098% due 03/25/2035	3,376	3,115
1.248% due 01/25/2035	65	62
5.120% due 12/25/2033	287	263
Residential Funding Home Equity Loan Trust
0.743% due 12/25/2032	1	1
6.230% due 06/25/2037	5,000	4,506
SACO, Inc.
0.813% due 05/25/2036	1,080	1,976
0.973% due 06/25/2036 ^	228	412
1.203% due 07/25/2035	1,406	1,329
Salomon Mortgage Loan Trust
1.353% due 11/25/2033	697	681
Santander Drive Auto Receivables Trust
1.120% due 12/17/2018	1,018	1,018
Saxon Asset Securities Trust
0.953% due 03/25/2032	345	324
0.993% due 03/25/2035	685	628
Securitized Asset-Backed Receivables LLC Trust
0.503% due 10/25/2036 ^	1,352	559
0.603% due 12/25/2036	32,942	17,364
1.013% due 08/25/2035	112	112
Security National Mortgage Loan Trust
1.103% due 11/25/2034	715	608
SG Mortgage Securities Trust
0.583% due 07/25/2036	70,445	40,621
SLC Student Loan Trust
1.553% due 06/15/2021	5,400	5,206

SLM Private Credit Student Loan Trust
0.833% due 03/15/2024	1,587	1,573
0.843% due 12/15/2023	7,930	7,826
SLM Private Education Loan Trust
4.540% due 10/17/2044	13,797	14,464
SLM Student Loan Trust
1.018% due 01/27/2025	5,780	5,650
1.538% due 07/25/2023	17,100	16,079
1.853% due 12/15/2033	2,679	2,598
2.338% due 07/25/2023	4,776	4,781
Soundview Home Loan Trust
0.643% due 02/25/2036	5	5
0.713% due 12/25/2035	918	907
1.753% due 11/25/2033	76	75
South Carolina Student Loan Corp.
1.673% due 09/03/2024	600	588
Specialty Underwriting & Residential Finance Trust
0.953% due 09/25/2036	1,000	689
1.353% due 06/25/2036	13,000	9,359
1.653% due 10/25/2035	152	124
SpringCastle America Funding LLC
2.700% due 05/25/2023	12,923	12,970
Structured Asset Investment Loan Trust
1.113% due 04/25/2035	17,470	17,233
1.218% due 08/25/2035	1,500	1,117
1.428% due 09/25/2034	110	96
1.728% due 12/25/2034	130	81
1.878% due 04/25/2034	39	38
Structured Asset Securities Corp. Mortgage Loan Trust
0.543% due 06/25/2037	380	371
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	110	108
Symphony CLO Ltd.
1.378% due 01/15/2024	14,138	13,823
Trapeza CDO Ltd.
1.557% due 11/16/2034	1,000	700
Truman Capital Mortgage Loan Trust
1.203% due 12/25/2032	64	65
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^	560	547
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046	16,299	16,450
VOLT LLC
3.500% due 03/25/2055	7,357	7,312
Voya CLO Ltd.
1.948% due 10/15/2022	29,978	29,931
Washington Mutual Asset-Backed Certificates Trust
0.513% due 10/25/2036	120	62
Wells Fargo Home Equity Asset-Backed Securities Trust
1.503% due 02/25/2035	3,500	3,204
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.083% due 04/25/2034	109	99
Zais CLO Ltd.
2.180% due 05/10/2025	8,400	8,398

Total Asset-Backed Securities (Cost $1,309,179)		1,302,962

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (d) 0.0%		911

U.S. TREASURY BILLS 0.4%
0.172% due 07/21/2016 - 11/03/2016 (b)(c)(h)	12,566	12,564

Total Short-Term Instruments (Cost $13,475)		13,475

Total Investments in Securities (Cost $2,611,642)		2,616,779

	SHARES
INVESTMENTS IN AFFILIATES 22.0%
SHORT-TERM INSTRUMENTS 22.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.0%
PIMCO Short-Term Floating NAV Portfolio III	69,231,050	684,280

Total Short-Term Instruments (Cost $684,153)	684,280

Total Investments in Affiliates (Cost $684,153)	684,280

Total Investments 106.0% (Cost $3,295,795)	$3,301,059
Financial Derivative Instruments (e)(g) (0.7)% (Cost or Premiums, net $(28,233))	(21,337)
Other Assets and Liabilities, net (5.3)%	(165,730)

Net Assets 100.0%	$3,113,992

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$911	U.S. Treasury Notes 0.750% due 12/31/2017	$(932)	$911	$911

Total Repurchase Agreements						$(932)	$911	$911

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2016 was $(28) at a weighted average interest rate of 0.510%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.500%	07/01/2046	$2,000	$(2,175)	$(2,183)

Total Short Sales				$(2,175)	$(2,183)

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 2-Year Note September Futures	Long	09/2016	809	$1,233	$114	$0

Total Futures Contracts				$1,233	$114	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	12/16/2022	$29,500	$2,092	$2,349	$0	$(19)
Receive	3-Month USD-LIBOR	2.000	06/15/2023	42,500	(2,388)	(800)	37	0

					$(296)	$1,549	$37	$(19)

Total Swap Agreements					$(296)	$1,549	$37	$(19)

(f)	Securities with an aggregate market value of $89 and cash of $2,192 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
BRC	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	02/25/2035	$115	$0	$61	$61	$0
JPM	UBS Commercial Mortgage Trust % due 09/15/2040	(1.170)	09/15/2040	1,000	0	495	495	0
MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390)	12/27/2033	29	0	1	1	0
RYL	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	(1.730)	01/25/2034	348	0	86	86	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	(0.700)	05/25/2033	2,500	0	17	17	0

					$0	$660	$660	$0

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 6.250% due 07/25/2033	6.250%	07/25/2033	$256	$0	$(11)	$0	$(11)
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960	09/25/2034	767	(261)	265	4	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	2.790	01/25/2034	348	0	(85)	0	(85)
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	3.150	05/25/2033	2,500	0	82	82	0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	07/25/2035	452	(158)	93	0	(65)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	12/25/2034	843	(270)	282	12	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930	11/25/2034	114	(32)	32	0	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	11/25/2034	1	0	0	0	0

					$(721)	$658	$98	$(161)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$33,398	$(7,624)	$1,224	$0	$(6,400)
DUB	ABX.HE.AA.6-2 Index	0.170	05/25/2046	150	(61)	(12)	0	(73)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	27,000	(618)	194	0	(424)
FBF	ABX.HE.AA.7-1 Index	0.150	08/25/2037	1,565	(1,327)	827	0	(500)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	33,000	(1,119)	265	0	(854)
GST	CMBX.NA.AAA.7 Index	0.500	01/17/2047	10,805	(404)	124	0	(280)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	90,800	(4,086)	743	0	(3,343)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	80,100	(4,999)	944	0	(4,055)
JPS	CMBX.NA.AAA.6 Index	0.500	05/11/2063	25,000	(541)	160	0	(381)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	71,400	(3,276)	647	0	(2,629)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	21,400	(2,044)	(65)	0	(2,109)
MYC	CMBX.NA.AAA.6 Index	0.500	05/11/2063	25,000	(542)	161	0	(381)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	25,000	(871)	234	0	(637)

					$(27,512)	$5,446	$0	$(22,066)

Total Swap Agreements					$(28,233)	$6,764	$758	$(22,227)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Securities with an aggregate market value of $22,742 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,268	$0	$3,268
Industrials	0	9,119	0	9,119
Municipal Bonds & Notes
Texas	0	685	0	685
West Virginia	0	3,218	0	3,218
U.S. Government Agencies	0	162,262	0	162,262
U.S. Treasury Obligations	0	12,332	0	12,332
Non-Agency Mortgage-Backed Securities	0	1,076,377	33,081	1,109,458
Asset-Backed Securities	0	1,302,962	0	1,302,962
Short-Term Instruments
Repurchase Agreements	0	911	0	911
U.S. Treasury Bills	0	12,564	0	12,564
	$0	$2,583,698	$33,081	$2,616,779

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$684,280	$0	$0	$684,280

Total Investments	$684,280	$2,583,698	$33,081	$3,301,059

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,183)	$0	$(2,183)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	114	37	0	151
Over the counter	0	758	0	758
	$114	$795	$0	$909

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(19)	0	(19)
Over the counter	0	(22,227)	0	(22,227)
	$0	$(22,246)	$0	$(22,246)

Totals	$684,394	$2,560,064	$33,081	$3,277,539

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$33,671	$0	$(1,008)	$46	$110	$262	$0	$0	$33,081	$258

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$129	Proxy Pricing	Base Price	100.67
	32,952	Third Party Vendor	Broker Quote	74.56 - 85.72

Total	$33,081

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Portfolio

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 80.6%
ARGENTINA 1.4%
SOVEREIGN ISSUES 1.4%
Argentine Republic Government International Bond
6.250% due 04/22/2019		$5,000	$5,225
8.750% due 06/02/2017		5,000	5,245

Total Argentina (Cost $10,323)			10,470

BERMUDA 0.8%
CORPORATE BONDS & NOTES 0.8%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$600	604
7.875% due 06/10/2019		5,000	5,839

Total Bermuda (Cost $5,996)			6,443

BRAZIL 37.6%
CORPORATE BONDS & NOTES 14.5%
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$6,000	6,091
Caixa Economica Federal
4.250% due 05/13/2019		6,000	5,962
CSN Islands Corp.
6.875% due 09/21/2019 (e)		1,000	550
6.875% due 09/21/2019		400	220
Itau Unibanco Holding S.A.
5.750% due 01/22/2021		1,000	1,041
Petrobras Global Finance BV
2.768% due 01/15/2019		750	680
3.000% due 01/15/2019		1,960	1,821
3.250% due 04/01/2019	EUR	1,000	1,038
3.536% due 03/17/2020		$1,000	885
5.750% due 01/20/2020		16,349	15,813
6.125% due 10/06/2016		200	202
6.750% due 01/27/2041		100	81
6.850% due 06/05/2115		2,400	1,836
7.875% due 03/15/2019		56,885	58,876
8.375% due 05/23/2021		13,000	13,448

			108,544

SOVEREIGN ISSUES 23.1%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		2,300	2,305
6.369% due 06/16/2018		2,000	2,097
Brazil Government International Bond
6.000% due 01/17/2017		5,000	5,142
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	318,250	95,747
0.000% due 01/01/2017 (b)		233,700	68,131

			173,422

Total Brazil (Cost $301,936)			281,966

CAYMAN ISLANDS 1.7%
CORPORATE BONDS & NOTES 1.7%
Baidu, Inc.
2.750% due 06/09/2019		$1,400	1,426
3.000% due 06/30/2020		300	307
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,200	2,436
5.750% due 01/18/2017		5,000	5,119
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		8,625	2,501
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		886	166
6.750% due 10/01/2023		3,470	677

Total Cayman Islands (Cost $21,017)			12,632

CHILE 1.6%
CORPORATE BONDS & NOTES 1.6%
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019 (e)	$5,000	5,715
7.500% due 01/15/2019	5,500	6,286

Total Chile (Cost $11,786)		12,001

CHINA 5.1%
CORPORATE BONDS & NOTES 5.1%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	$1,000	1,084
Sinopec Group Overseas Development Ltd.
1.409% due 04/10/2017	35,100	35,145
4.375% due 04/10/2024	2,000	2,165

Total China (Cost $38,074)		38,394

COLOMBIA 1.9%
CORPORATE BONDS & NOTES 1.9%
Ecopetrol S.A.
5.375% due 06/26/2026	$560	546
5.875% due 05/28/2045	8,100	7,071
7.625% due 07/23/2019	5,500	6,339

Total Colombia (Cost $13,936)		13,956

HONG KONG 2.5%
CORPORATE BONDS & NOTES 2.5%
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	$5,000	5,011
CNPC General Capital Ltd.
1.526% due 05/14/2017	10,000	10,000
2.750% due 05/14/2019	3,000	3,061
3.400% due 04/16/2023	500	514

Total Hong Kong (Cost $18,480)		18,586

INDONESIA 4.8%
CORPORATE BONDS & NOTES 0.7%
Majapahit Holding BV
7.750% due 10/17/2016	$5,000	5,088

SOVEREIGN ISSUES 4.1%
Indonesia Government International Bond
6.750% due 01/15/2044	2,400	3,056
6.875% due 03/09/2017	24,000	24,931
11.625% due 03/04/2019	2,400	2,969

		30,956

Total Indonesia (Cost $35,466)		36,044

IRELAND 0.0%
CORPORATE BONDS & NOTES 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	$200	204

Total Ireland (Cost $200)		204

KAZAKHSTAN 0.1%
CORPORATE BONDS & NOTES 0.1%
Samruk-Energy JSC
3.750% due 12/20/2017	$400	401

Total Kazakhstan (Cost $391)		401

LUXEMBOURG 2.8%
CORPORATE BONDS & NOTES 2.8%
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		$6,400	6,518
8.146% due 04/11/2018		5,500	6,043
9.250% due 04/23/2019		650	751
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		300	309
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		1,250	1,274
5.400% due 03/24/2017		5,300	5,444
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		500	536

Total Luxembourg (Cost $20,421)			20,875

MEXICO 7.3%
CORPORATE BONDS & NOTES 1.3%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$5,000	5,025
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,000	1,102
6.750% due 09/30/2022		2,000	2,238
Petroleos Mexicanos
5.750% due 03/01/2018		1,300	1,363

			9,728

SOVEREIGN ISSUES 6.0%
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	313,540	18,803
4.000% due 11/08/2046 (c)		135,109	8,195
6.500% due 06/10/2021		150,000	8,583
8.500% due 12/13/2018		470	28
10.000% due 12/05/2024		129,000	9,061

			44,670

Total Mexico (Cost $66,617)			54,398

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		$5,000	5,237

Total Netherlands (Cost $5,228)			5,237

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	27

Total Poland (Cost $29)			27

QATAR 0.4%
SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
6.550% due 04/09/2019		$2,400	2,711

Total Qatar (Cost $2,575)			2,711

RUSSIA 0.4%
CORPORATE BONDS & NOTES 0.4%
ALROSA Finance S.A.
7.750% due 11/03/2020		$3,000	3,427

Total Russia (Cost $3,100)			3,427

SINGAPORE 0.0%
SOVEREIGN ISSUES 0.0%
Singapore Government International Bond
2.500% due 06/01/2019	SGD	70	54

Total Singapore (Cost $50)			54

SOUTH AFRICA 0.8%
CORPORATE BONDS & NOTES 0.8%
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021	$6,100	6,063

Total South Africa (Cost $6,021)		6,063

SOUTH KOREA 0.8%
CORPORATE BONDS & NOTES 0.7%
Industrial Bank of Korea
3.750% due 09/29/2016	$380	382
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	2,600	2,631
Korea Hydro & Nuclear Power Co. Ltd.
1.434% due 05/22/2017	2,500	2,499

		5,512

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
2.625% due 12/30/2020	500	516

Total South Korea (Cost $6,006)		6,028

TURKEY 1.4%
SOVEREIGN ISSUES 1.4%
Turkey Government International Bond
7.000% due 09/26/2016	$10,200	10,337

Total Turkey (Cost $10,326)		10,337

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$2,120	2,267

Total United Arab Emirates (Cost $2,189)		2,267

UNITED STATES 1.9%
ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust
0.753% due 03/25/2037	$391	229
Morgan Stanley Mortgage Loan Trust
0.813% due 04/25/2037	348	167

		396

CORPORATE BONDS & NOTES 1.3%
Bank of America Corp.
6.875% due 04/25/2018	2,400	2,621
Rio Oil Finance Trust
9.250% due 07/06/2024	3,960	3,421
9.750% due 01/06/2027	3,000	2,565
Wachovia Corp.
5.750% due 02/01/2018	900	963

		9,570

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Mortgage Trust
2.894% due 02/25/2036 ^	24	22
Bear Stearns Adjustable Rate Mortgage Trust
3.090% due 03/25/2035	1,333	1,339
Chase Mortgage Finance Trust
2.756% due 03/25/2037 ^	62	57
Citigroup Mortgage Loan Trust, Inc.
2.704% due 07/25/2046 ^	37	34
2.886% due 03/25/2034	10	10
Countrywide Home Loan Mortgage Pass-Through Trust
2.774% due 09/25/2047 ^	28	24
2.964% due 10/20/2035	146	125
HarborView Mortgage Loan Trust
3.163% due 08/19/2036 ^	12	10

Luminent Mortgage Trust
0.626% due 12/25/2036 ^	43	35
MASTR Adjustable Rate Mortgages Trust
0.693% due 05/25/2037	182	113
Merrill Lynch Alternative Note Asset Trust
0.753% due 03/25/2037	339	152
3.149% due 06/25/2037 ^	258	174
Merrill Lynch Mortgage-Backed Securities Trust
3.126% due 04/25/2037 ^	58	50
Morgan Stanley Capital Trust
5.692% due 04/15/2049	1,000	1,019
Morgan Stanley Mortgage Loan Trust
2.546% due 06/25/2036	16	15
Sequoia Mortgage Trust
2.627% due 01/20/2047 ^	26	21
WaMu Mortgage Pass-Through Certificates Trust
2.008% due 01/25/2037 ^	54	46
2.225% due 12/25/2036 ^	32	28
2.277% due 04/25/2037 ^	34	30
2.408% due 05/25/2037 ^	73	59
2.471% due 09/25/2036 ^	62	57
2.506% due 12/25/2036 ^	122	106

		3,526

Total United States (Cost $14,281)		13,492

VIRGIN ISLANDS (BRITISH) 2.7%
CORPORATE BONDS & NOTES 2.7%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$1,700	1,629
GTL Trade Finance, Inc.
5.893% due 04/29/2024	4,000	3,547
Rosneft Finance S.A.
6.625% due 03/20/2017	6,710	6,912
7.500% due 07/18/2016	2,900	2,908
7.875% due 03/13/2018	5,000	5,412

Total Virgin Islands (British) (Cost $20,197)		20,408

SHORT-TERM INSTRUMENTS 3.6%
REPURCHASE AGREEMENTS (d) 0.3%		1,945

U.S. TREASURY BILLS 3.3%
0.281% due 07/21/2016 - 12/08/2016 (a)(b)(g)(i)	$24,849	24,834

Total Short-Term Instruments (Cost $26,774)		26,779

Total Investments in Securities (Cost $641,419)		603,200

	SHARES
INVESTMENTS IN AFFILIATES 19.9%
SHORT-TERM INSTRUMENTS 19.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.9%
PIMCO Short-Term Floating NAV Portfolio III	15,071,395	148,966

Total Short-Term Instruments (Cost $148,950)		148,966

Total Investments in Affiliates (Cost $148,950)		148,966

Total Investments 100.5% (Cost $790,369)		$752,166
Financial Derivative Instruments (f)(h)0.0% (Cost or Premiums, net $(3,230))		(275)
Other Assets and Liabilities, net (0.5)%		(3,138)

Net Assets 100.0%		$748,753

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$1,945	U.S. Treasury Notes 1.000% due 05/15/2018	$(1,987)	$1,945	$1,945

Total Repurchase Agreements						$(1,987)	$1,945	$1,945

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
JML	(1.750)%	04/21/2016	TBD	(2)	$(190)	$(190)
	(0.750)	06/24/2016	06/24/2017		(2,372)	(2,371)

Total Reverse Repurchase Agreements						$(2,561)

(2)	Open maturity reverse repurchase agreements.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(5,398) at a weighted average interest rate of (0.936)%.

(e)	Securities with an aggregate market value of $3,022 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	28-Day MXN-TIIE	8.780%	08/03/2016	MXN	5,700	$2	$(26)	$0	$0
Pay	28-Day MXN-TIIE	8.865	09/12/2016		15,000	9	(31)	0	0
Pay	28-Day MXN-TIIE	8.850	09/21/2016		80,000	61	(348)	0	(1)
Pay	28-Day MXN-TIIE	5.520	09/07/2018		256,700	139	(289)	0	(16)
Pay	28-Day MXN-TIIE	5.530	09/11/2018		175,000	95	(302)	0	(11)
Pay	28-Day MXN-TIIE	5.240	10/05/2018		170,000	34	(90)	0	(10)
Pay	28-Day MXN-TIIE	5.700	01/18/2019		475,000	380	(588)	0	(20)
Pay	28-Day MXN-TIIE	5.300	07/08/2020		400,000	(57)	49	24	0
Pay	28-Day MXN-TIIE	5.310	07/10/2020		350,000	(44)	(190)	21	0
Pay	28-Day MXN-TIIE	5.390	10/23/2020		875,000	(38)	(91)	72	0
Pay	28-Day MXN-TIIE	5.405	11/19/2020		1,250,000	(44)	(1,270)	110	0
Pay	28-Day MXN-TIIE	5.485	03/01/2021		300,000	4	(59)	292	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		750,000	166	335	102	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		400,000	288	(162)	60	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		250,000	38	(62)	39	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		865,000	(326)	575	142	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		800,000	(466)	(786)	140	0
Pay	28-Day MXN-TIIE	5.890	07/07/2022		310,000	205	(9)	66	0
Pay	28-Day MXN-TIIE	5.860	07/11/2022		250,000	139	(8)	53	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		1,400,000	(794)	999	402	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		217,000	41	(187)	49	0
Pay	28-Day MXN-TIIE	5.975	09/16/2022		690,000	618	626	158	0
Pay	28-Day MXN-TIIE	5.825	01/12/2023		1,630,000	506	286	411	0
Pay	28-Day MXN-TIIE	5.555	01/25/2023		1,182,000	(703)	(849)	300	0
Receive	28-Day MXN-TIIE	5.250	02/22/2023		1,630,000	2,622	0	0	(421)
Receive	28-Day MXN-TIIE	5.970	05/19/2023		914,500	(572)	(572)	0	(255)
Receive	28-Day MXN-TIIE	6.530	06/05/2025		275,000	(627)	30	0	(124)
Pay	28-Day MXN-TIIE	6.530	06/05/2025		275,000	627	121	124	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		350,000	689	509	248	0
Pay	28-Day MXN-TIIE	6.590	12/05/2029		100,000	127	152	71	0
Receive	28-Day MXN-TIIE	6.615	12/03/2030		325,000	(344)	(344)	0	(249)

						$2,775	$(2,581)	$2,884	$(1,107)

Total Swap Agreements						$2,775	$(2,581)	$2,884	$(1,107)

(1)	Unsettled variation margin asset of $88 for closed swap agreements is outstanding

(g)	Securities with an aggregate market value of $5,389 and cash of $11,825 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	BRL	51,500	$	13,799	$0	$(2,233)
	07/2016	$	16,045	BRL	51,500	0	(13)
	07/2016		14,786	EUR	13,417	104	0
	08/2016	EUR	13,417	$	14,801	0	(103)
	08/2016	MXN	294,980		15,901	0	(154)
	08/2016	$	1,372	MXN	26,255	58	0
	01/2017	BRL	6,766	$	2,136	140	0
BPS	07/2016		54,559		16,998	13	0
	07/2016	$	16,009	BRL	54,559	975	0
	08/2016	BRL	54,559	$	15,885	0	(952)
	08/2016	$	982	MXN	18,598	31	0
	01/2017	BRL	29,000	$	10,538	1,984	0
	07/2017		73,900		25,370	4,548	0
BRC	08/2016	TWD	12,320		378	0	(5)
	08/2016	$	1,346	INR	90,967	0	(9)
	08/2016		10,877	MXN	202,980	171	0
	08/2016		5,000	MYR	20,630	171	0
CBK	07/2016		9,088	EUR	7,997	0	(213)
	08/2016	SGD	87,671	$	64,561	0	(494)
	08/2016	THB	23,170		658	0	(1)
	08/2016	TWD	492,000		15,000	0	(301)
	08/2016	$	49,687	MXN	940,554	1,519	(13)
	08/2016		212	PLN	823	0	(3)
	10/2016	BRL	90,000	$	20,409	0	(6,849)
DUB	07/2016	ILS	21,424		5,685	133	0
	08/2016	PHP	64,553		1,374	7	0
FBF	08/2016	$	10,000	KRW	11,817,500	243	0
GLM	07/2016	EUR	21,414	$	23,889	125	0
	08/2016	KRW	96,947,878		83,648	0	(386)
	10/2016	BRL	62,250		15,271	0	(3,582)
HUS	08/2016	MXN	849,399		46,968	736	0
	08/2016	$	1,117	HKD	8,666	0	0
	10/2016		53,895	CNH	366,707	877	0
	01/2017		23,000		157,941	498	0
JPM	07/2016	BRL	3,059	$	840	0	(112)
	07/2016	TRY	6,184		2,089	0	(48)
	07/2016	$	953	BRL	3,059	0	(1)
	08/2016	MXN	286,769	$	15,422	0	(186)
	08/2016	$	396	MXN	7,532	14	0
	08/2016		5,000	SGD	6,808	52	0
	01/2017	CNH	13,065	$	1,909	0	(35)
MSB	08/2016	SGD	34,570		25,000	0	(652)
	08/2016	$	14,928	BRL	51,446	948	0
	10/2016	BRL	18,000	$	5,152	0	(299)
	01/2017		123,863		45,000	8,467	0
	01/2017	$	2,134	BRL	6,766	0	(139)
NGF	10/2016	BRL	148,000	$	40,946	0	(3,877)
RBC	08/2016	KRW	47,650,800		40,860	0	(443)
SCX	01/2017	CNH	161,483		23,490	0	(535)
SOG	07/2016	$	5,564	ILS	21,424	0	(12)
	07/2016		221	RUB	14,566	6	0
	08/2016	ILS	21,424	$	5,567	12	0
UAG	07/2016	RUB	14,566		216	0	(11)
	08/2016	MYR	74,621		18,341	0	(363)
	08/2016	$	226	IDR	3,052,000	5	0
	10/2016	CNH	386,341	$	59,159	1,455	0

Total Forward Foreign Currency Contracts						$23,292	$(22,024)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC USD versus MXN	MXN	18.500	08/08/2016	$25,000	$(246)	$(592)
	Call - OTC USD versus MXN		20.200	08/08/2016	25,000	(197)	(41)

						$(443)	$(633)

Total Written Options						$(443)	$(633)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2020	2.721%	$5,000	$(476)	$135	$0	$(341)
	China Government International Bond	1.000	12/20/2019	0.872	15,000	68	2	70	0
	Colombia Government International Bond	1.000	06/20/2019	1.323	20,000	(50)	(132)	0	(182)
	Mexico Government International Bond	1.000	03/20/2020	1.197	50,000	(146)	(196)	0	(342)
BPS	Brazil Government International Bond	1.000	12/20/2021	3.222	5,000	(911)	360	0	(551)
	Colombia Government International Bond	1.000	12/20/2017	0.871	10,000	(23)	45	22	0
BRC	Argentine Republic Government International Bond	5.000	06/20/2021	4.219	500	9	9	18	0
	Brazil Government International Bond	1.000	12/20/2016	0.666	100	(1)	1	0	0
	Indonesia Government International Bond	2.320	12/20/2016	0.435	2,600	0	25	25	0
	Mexico Government International Bond	1.000	03/20/2020	1.197	13,500	27	(119)	0	(92)
	Penerbangan Malaysia Bhd.	1.000	09/20/2020	1.319	10,000	(120)	(7)	0	(127)
CBK	Brazil Government International Bond	1.000	06/20/2017	0.818	10,000	(250)	271	21	0
	Brazil Government International Bond	1.000	12/20/2017	1.129	10,000	(453)	437	0	(16)
DUB	Brazil Government International Bond	1.000	12/20/2016	0.666	2,200	(29)	33	4	0
	Colombia Government International Bond	1.000	06/20/2019	1.323	10,000	5	(96)	0	(91)
FBF	Colombia Government International Bond	1.000	06/20/2019	1.323	100	(4)	3	0	(1)
GST	Argentine Republic Government International Bond	5.000	06/20/2021	4.219	500	5	13	18	0
	Brazil Government International Bond	1.000	12/20/2016	0.666	4,000	(52)	60	8	0
	Brazil Government International Bond	1.000	03/20/2017	0.756	10,000	(131)	152	21	0
	Brazil Government International Bond	1.000	09/20/2017	1.007	2,000	(74)	74	0	0
	Brazil Government International Bond	1.000	09/20/2019	2.139	1,000	(107)	72	0	(35)
	Chile Government International Bond	1.000	09/20/2020	0.819	5,000	11	28	39	0
	Colombia Government International Bond	1.000	06/20/2017	0.639	9,000	16	19	35	0
	Colombia Government International Bond	1.000	12/20/2018	1.189	5,000	(57)	36	0	(21)
	Mexico Government International Bond	1.000	06/20/2021	1.541	5,000	(191)	64	0	(127)
	Petrobras Global Finance BV	1.000	12/20/2019	5.720	1,000	(111)	(36)	0	(147)
HUS	Brazil Government International Bond	1.000	09/20/2017	1.007	20,000	(326)	331	5	0
	China Government International Bond	1.000	12/20/2018	0.644	15,000	114	22	136	0
	China Government International Bond	1.000	12/20/2019	0.872	5,000	17	6	23	0
JPM	Brazil Government International Bond	1.000	12/20/2016	0.666	200	(2)	2	0	0
	Brazil Government International Bond	1.000	06/20/2017	0.818	2,500	(63)	68	5	0
	Brazil Government International Bond	1.000	06/20/2021	3.078	5,000	(460)	(15)	0	(475)
	Brazil Government International Bond	1.000	09/20/2022	3.393	5,000	(559)	(99)	0	(658)
	China Government International Bond	1.000	12/20/2019	0.872	10,000	47	0	47	0
	Penerbangan Malaysia Bhd.	1.000	09/20/2020	1.319	10,000	(131)	4	0	(127)
	Peru Government International Bond	1.000	09/20/2020	1.170	10,000	(173)	106	0	(67)

						$(4,581)	$1,678	$497	$(3,400)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	28-Day MXN-TIIE	8.770%	08/03/2016	MXN	5,700	$0	$2	$2	$0
	Pay	28-Day MXN-TIIE	8.720	09/05/2016		3,000	7	(5)	2	0
	Pay	28-Day MXN-TIIE	8.900	09/22/2016		52,250	0	30	30	0
DUB	Receive	1-Year BRL-CDI	12.050	01/04/2021	BRL	66,300	1,843	(1,644)	199	0
GLM	Pay	28-Day MXN-TIIE	8.865	09/12/2016	MXN	30,000	0	17	17	0
	Pay	28-Day MXN-TIIE	5.750	06/11/2018		95,000	(56)	133	77	0
UAG	Pay	1-Year BRL-CDI	12.050	01/04/2021	BRL	66,300	0	(199)	0	(199)

							$1,794	$(1,666)	$327	$(199)

Total Swap Agreements							$(2,787)	$12	$824	$(3,599)

(i)	Securities with an aggregate market value of $19,015 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$10,470	$0	$10,470
Bermuda
Corporate Bonds & Notes	0	6,443	0	6,443
Brazil
Corporate Bonds & Notes	0	108,544	0	108,544
Sovereign Issues	0	173,422	0	173,422
Cayman Islands
Corporate Bonds & Notes	0	12,632	0	12,632
Chile
Corporate Bonds & Notes	0	12,001	0	12,001
China
Corporate Bonds & Notes	0	38,394	0	38,394
Colombia
Corporate Bonds & Notes	0	13,956	0	13,956
Hong Kong
Corporate Bonds & Notes	0	18,586	0	18,586
Indonesia
Corporate Bonds & Notes	0	5,088	0	5,088
Sovereign Issues	0	30,956	0	30,956
Ireland
Corporate Bonds & Notes	0	204	0	204
Kazakhstan
Corporate Bonds & Notes	0	401	0	401
Luxembourg
Corporate Bonds & Notes	0	20,875	0	20,875
Mexico
Corporate Bonds & Notes	0	9,728	0	9,728
Sovereign Issues	0	44,670	0	44,670
Netherlands
Corporate Bonds & Notes	0	5,237	0	5,237
Poland
Sovereign Issues	0	27	0	27
Qatar
Sovereign Issues	0	2,711	0	2,711
Russia
Corporate Bonds & Notes	0	3,427	0	3,427
Singapore
Sovereign Issues	0	54	0	54
South Africa
Corporate Bonds & Notes	0	6,063	0	6,063
South Korea
Corporate Bonds & Notes	0	5,512	0	5,512
Sovereign Issues	0	516	0	516
Turkey
Sovereign Issues	0	10,337	0	10,337
United Arab Emirates
Corporate Bonds & Notes	0	2,267	0	2,267
United States
Asset-Backed Securities	0	396	0	396
Corporate Bonds & Notes	0	9,570	0	9,570
Non-Agency Mortgage-Backed Securities	0	3,526	0	3,526
Virgin Islands (British)
Corporate Bonds & Notes	0	20,408	0	20,408
Short-Term Instruments
Repurchase Agreements	0	1,945	0	1,945
U.S. Treasury Bills	0	24,834	0	24,834
	$0	$603,200	$0	$603,200

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$148,966	$0	$0	$148,966

Total Investments	$148,966	$603,200	$0	$752,166

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,884	0	2,884
Over the counter	0	24,116	0	24,116
	$0	$27,000	$0	$27,000

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,107)	0	(1,107)
Over the counter	0	(26,256)	0	(26,256)

	$0	$(27,363)	$0	$(27,363)

Totals	$148,966	$602,837	$0	$751,803

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.0%
BANK LOAN OBLIGATIONS 8.9%
Ancestry.com, Inc.
5.000% due 08/17/2022		$2,605	$2,604
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		1,746	1,748
Community Health Systems, Inc.
4.000% due 01/27/2021		317	309
Eldorado Resorts LLC
4.250% due 07/23/2022		198	198
Endo Luxembourg Finance Co. SARL
3.750% due 09/26/2022		1,592	1,570
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		46,410	46,396
Grifols Worldwide Operations USA, Inc.
3.460% due 02/27/2021		2,884	2,887
Manitowoc Foodservice, Inc.
5.750% due 03/03/2023		487	491
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021		835	791
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016		564	564
Valeant Pharmaceuticals International, Inc.
4.750% due 08/05/2020		3,021	2,935
5.000% due 04/01/2022		1,429	1,392

Total Bank Loan Obligations (Cost $62,032)			61,885

CORPORATE BONDS & NOTES 71.7%
BANKING & FINANCE 26.5%
Ally Financial, Inc.
3.250% due 02/13/2018 (i)		6,000	6,015
4.125% due 03/30/2020 (i)		6,325	6,357
4.250% due 04/15/2021		3,500	3,504
4.625% due 03/30/2025 (i)		10,000	9,875
Arrow Global Finance PLC
4.750% due 05/01/2023	EUR	1,500	1,648
Banco Pan S.A.
8.500% due 04/23/2020		$3,000	2,805
Blackstone CQP Holdco LP
9.296% due 03/19/2019		40,686	40,686
Boats Investments Netherlands BV (11.000% PIK)
11.000% due 03/31/2017 (a)	EUR	7,965	1,880
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	600	736
CIT Group, Inc.
4.250% due 08/15/2017		$1,425	1,455
5.000% due 05/15/2017		4,350	4,426
5.000% due 08/15/2022		6,425	6,554
Citigroup, Inc.
6.250% due 08/15/2026 (e)		1,300	1,341
Communications Sales & Leasing, Inc.
6.000% due 04/15/2023		1,000	1,020
Credit Agricole S.A.
7.875% due 01/23/2024 (e)		1,000	960
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		1,000	1,010
DuPont Fabros Technology LP
5.875% due 09/15/2021		1,200	1,262
Exeter Finance Corp.
9.750% due 05/20/2019		7,500	7,068
Heta Asset Resolution AG
0.152% due 12/31/2023 ^	EUR	12,400	11,869
2.750% due 12/31/2023 ^	CHF	1,500	1,356
Howard Hughes Corp.
6.875% due 10/01/2021		$1,450	1,468
HSBC Holdings PLC
6.375% due 03/30/2025 (e)		400	382
iStar, Inc.
4.000% due 11/01/2017		3,300	3,259
Jefferies Finance LLC
6.875% due 04/15/2022		1,700	1,471
7.375% due 04/01/2020		1,100	1,004
7.500% due 04/15/2021		4,575	4,123
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,305	1,148

Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	600	716
7.375% due 04/15/2021		$500	519
MGP Escrow Issuer LLC
5.625% due 05/01/2024		1,000	1,060
Nationstar Mortgage LLC
6.500% due 08/01/2018		575	558
6.500% due 07/01/2021		675	581
6.500% due 06/01/2022		2,400	2,004
7.875% due 10/01/2020		400	377
9.625% due 05/01/2019		4,425	4,596
Navient Corp.
5.500% due 01/25/2023		175	154
5.625% due 08/01/2033		2,000	1,415
5.875% due 03/25/2021		3,750	3,555
8.450% due 06/15/2018		2,000	2,170
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		2,325	2,366
Oxford Finance LLC
7.250% due 01/15/2018		3,075	3,090
PHH Corp.
6.375% due 08/15/2021		6,654	5,872
7.375% due 09/01/2019		7,189	7,135
Pinnacol Assurance
8.625% due 06/25/2034 (g)		5,000	5,544
Provident Funding Associates LP
6.750% due 06/15/2021		11,510	10,963
Radian Group, Inc.
7.000% due 03/15/2021		2,600	2,790
Stearns Holdings LLC
9.375% due 08/15/2020		4,285	4,049
TIG FinCo PLC
8.500% due 03/02/2020	GBP	579	777

			184,973

INDUSTRIALS 35.4%
ADT Corp.
3.500% due 07/15/2022		$1,000	921
Afren PLC
6.625% due 12/09/2020 ^		1,952	17
10.250% due 04/08/2019 ^		1,537	13
Air Canada Pass-Through Trust
5.375% due 11/15/2022		162	163
Altice Financing S.A.
6.625% due 02/15/2023		1,500	1,478
Altice Luxembourg S.A.
7.750% due 05/15/2022		775	786
Ancestry.com, Inc.
11.000% due 12/15/2020		1,500	1,613
Ardagh Packaging Finance PLC
4.625% due 05/15/2023		3,600	3,564
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		13,290	6,512
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 (f)		7,000	6,492
11.250% due 06/01/2017 (f)		8,134	7,544
California Resources Corp.
5.000% due 01/15/2020		10,781	5,714
5.500% due 09/15/2021		734	374
6.000% due 11/15/2024		7,679	3,782
8.000% due 12/15/2022		2,456	1,747
Casella Waste Systems, Inc.
7.750% due 02/15/2019		1,448	1,479
CCO Holdings LLC
5.750% due 02/15/2026		2,000	2,065
5.875% due 04/01/2024		2,100	2,194
Centene Corp.
4.750% due 05/15/2022		3,450	3,536
Charter Communications Operating LLC
4.464% due 07/23/2022 (i)		9,350	10,080
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024		2,100	2,159
Chesapeake Energy Corp.
3.878% due 04/15/2019		13,475	10,207
6.625% due 08/15/2020		750	531
7.250% due 12/15/2018		2,650	2,319
CITGO Petroleum Corp.
6.250% due 08/15/2022		1,300	1,251
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		450	435
Cliffs Natural Resources, Inc.
8.250% due 03/31/2020		8,850	8,983
Coeur Mining, Inc.
7.875% due 02/01/2021		900	871

Community Health Systems, Inc.
8.000% due 11/15/2019		2,000	1,962
Constellation Brands, Inc.
6.000% due 05/01/2022		875	989
Continental Resources, Inc.
5.000% due 09/15/2022		300	294
CSC Holdings LLC
6.750% due 11/15/2021		150	153
CVR Refining LLC
6.500% due 11/01/2022		600	519
Dell, Inc.
5.400% due 09/10/2040		3,050	2,287
6.500% due 04/15/2038		3,950	3,318
7.100% due 04/15/2028 (i)		500	493
Dex Media, Inc. (12.000% Cash or 14.000% PIK)
12.000% due 01/29/2017 ^(a)		24	1
Diamond 1 Finance Corp.
8.350% due 07/15/2046		1,727	1,866
DISH DBS Corp.
5.000% due 03/15/2023		1,250	1,141
6.750% due 06/01/2021		200	208
Dynegy, Inc.
5.875% due 06/01/2023		1,450	1,283
6.750% due 11/01/2019		150	151
7.375% due 11/01/2022		120	116
Eldorado Resorts, Inc.
7.000% due 08/01/2023		1,600	1,668
Endo Finance LLC
5.750% due 01/15/2022		1,125	1,021
6.000% due 07/15/2023		525	465
First Data Corp.
5.000% due 01/15/2024		2,000	2,012
7.000% due 12/01/2023		4,000	4,075
Fly Leasing Ltd.
6.375% due 10/15/2021		350	341
6.750% due 12/15/2020		1,100	1,110
GFL Environmental, Inc.
9.875% due 02/01/2021		1,600	1,712
Global Geophysical Services, Inc.
10.500% due 05/01/2017 ^		4,500	0
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,000	791
Gulfport Energy Corp.
7.750% due 11/01/2020		$12	12
Harvest Operations Corp.
2.330% due 04/14/2021		14,286	14,353
HCA Holdings, Inc.
6.250% due 02/15/2021		800	860
HCA, Inc.
5.250% due 04/15/2025		1,925	2,016
5.250% due 06/15/2026		1,250	1,300
5.375% due 02/01/2025		2,500	2,569
6.500% due 02/15/2020		875	972
HealthSouth Corp.
5.750% due 09/15/2025		314	312
Hexion, Inc.
6.625% due 04/15/2020		400	337
Hill-Rom Holdings, Inc.
5.750% due 09/01/2023		250	257
Hologic, Inc.
5.250% due 07/15/2022		1,250	1,311
Huntsman International LLC
5.125% due 04/15/2021	EUR	800	902
INEOS Group Holdings S.A.
5.750% due 02/15/2019 (i)		1,000	1,121
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$2,550	2,257
Kinder Morgan, Inc.
8.050% due 10/15/2030		200	220
Kinetic Concepts, Inc.
7.875% due 02/15/2021		5,900	6,287
LABA Royalty Sub LLC
9.000% due 05/15/2029		4,489	4,489
Lennar Corp.
4.750% due 04/01/2021		1,100	1,150
Level 3 Financing, Inc.
5.250% due 03/15/2026		500	491
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		75	73
5.500% due 04/15/2025		525	471
5.625% due 10/15/2023		1,750	1,638
5.750% due 08/01/2022		500	478
Matterhorn Telecom S.A.
3.625% due 05/01/2022	CHF	1,000	980
MGM Resorts International
7.625% due 01/15/2017		$300	310

Millar Western Forest Products Ltd.
8.500% due 04/01/2021		1,000	465
MPLX LP
4.500% due 07/15/2023		1,500	1,457
4.875% due 12/01/2024		1,600	1,562
4.875% due 06/01/2025		500	490
Novasep Holding S.A.S.
8.000% due 12/15/2016		9,499	8,739
Numericable SFR S.A.
6.000% due 05/15/2022		2,250	2,197
OGX Austria GmbH
8.500% due 06/01/2018 ^		1,600	0
Owens-Brockway Glass Container, Inc.
5.875% due 08/15/2023		1,250	1,315
Perstorp Holding AB
8.750% due 05/15/2017		750	750
9.000% due 05/15/2017	EUR	1,500	1,669
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		$1,500	527
5.500% due 04/12/2037		1,500	518
Platform Specialty Products Corp.
10.375% due 05/01/2021		1,200	1,212
Precision Drilling Corp.
6.625% due 11/15/2020		1,500	1,380
QGOG Constellation S.A.
6.250% due 11/09/2019		5,600	2,829
Quorum Health Corp.
11.625% due 04/15/2023		2,000	2,030
Reynolds Group Issuer, Inc.
4.127% due 07/15/2021		2,600	2,613
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		2,000	2,030
5.625% due 04/15/2023		2,000	2,017
5.625% due 03/01/2025		1,150	1,150
5.875% due 06/30/2026		1,000	1,000
Sealed Air Corp.
6.875% due 07/15/2033		500	533
Sensata Technologies BV
5.625% due 11/01/2024		750	781
Seventy Seven Operating LLC
6.625% due 11/15/2019 ^		175	88
SFR Group S.A.
7.375% due 05/01/2026		5,000	4,950
Southwestern Energy Co.
4.100% due 03/15/2022		100	90
Spirit AeroSystems, Inc.
5.250% due 03/15/2022		300	315
Suburban Propane Partners LP
5.750% due 03/01/2025		610	602
SUPERVALU, Inc.
7.750% due 11/15/2022		430	361
Swissport Investments S.A.
6.750% due 12/15/2021	EUR	400	457
T-Mobile USA, Inc.
6.000% due 04/15/2024		$3,425	3,571
6.464% due 04/28/2019		1,950	1,989
6.500% due 01/15/2026 (i)		7,000	7,411
6.542% due 04/28/2020		2,300	2,372
Tenet Healthcare Corp.
4.153% due 06/15/2020		1,300	1,290
4.750% due 06/01/2020		1,500	1,544
Terex Corp.
6.000% due 05/15/2021		2,075	2,088
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	3,300	2,788
5.375% due 03/15/2020		$3,750	3,223
5.875% due 05/15/2023		5,000	4,062
Videotron Ltd.
5.375% due 06/15/2024		875	890
Virgin Australia Trust
6.000% due 04/23/2022		45	46
Virgin Media Finance PLC
5.250% due 02/15/2022		2,100	1,811
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	2,420	3,419
WPX Energy, Inc.
7.500% due 08/01/2020		$2,300	2,307
Xfit Brands, Inc.
9.000% due 06/12/2017 (g)		2,709	2,607
ZF North America Capital, Inc.
4.000% due 04/29/2020		200	206
4.500% due 04/29/2022		600	611

			246,334

UTILITIES 9.8%
Blue Racer Midstream LLC
6.125% due 11/15/2022	1,350	1,286
CenturyLink, Inc.
7.500% due 04/01/2024	1,250	1,266
Covanta Holding Corp.
5.875% due 03/01/2024	300	293
Genesis Energy LP
5.625% due 06/15/2024	200	183
6.000% due 05/15/2023	3,325	3,126
Illinois Power Generating Co.
7.000% due 04/15/2018	5,000	1,975
NSG Holdings LLC
7.750% due 12/15/2025	2,604	2,799
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	1,884	546
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	886	166
6.750% due 10/01/2023	173	34
Petrobras Global Finance BV
5.375% due 01/27/2021	9,550	8,834
5.750% due 01/20/2020	875	846
Red Oak Power LLC
8.540% due 11/30/2019	909	913
9.200% due 11/30/2029	3,200	3,328
Sprint Capital Corp.
6.900% due 05/01/2019	3,200	3,072
8.750% due 03/15/2032	1,350	1,161
Sprint Communications, Inc.
7.000% due 08/15/2020	2,500	2,247
Sprint Corp.
7.125% due 06/15/2024	11,125	8,858
7.875% due 09/15/2023	10,850	8,924
Talen Energy Supply LLC
4.625% due 07/15/2019	1,000	885
Targa Resources Partners LP
6.625% due 10/01/2020	3,500	3,588
Tenaska Alabama Partners LP
7.000% due 06/30/2021	3,514	3,637
Terraform Global Operating LLC
9.750% due 08/15/2022 (i)	11,450	10,419

		68,386

Total Corporate Bonds & Notes (Cost $515,231)		499,693

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.1%
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,000	1,143

FLORIDA 0.1%
Sunrise, Florida Special Assessment Bonds, Series 2015
4.800% due 05/01/2025	600	635

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	425	472

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	100	100

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,485	4,276

Total Municipal Bonds & Notes (Cost $5,684)		6,626

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Adjustable Rate Mortgage Trust
2.997% due 10/25/2035	177	154
American Home Mortgage Assets Trust
1.357% due 11/25/2046	771	365
6.250% due 06/25/2037	280	216
Banc of America Alternative Loan Trust
0.853% due 05/25/2035 ^	55	42

Banc of America Funding Trust
3.043% due 03/20/2036 ^		209	181
Bear Stearns ALT-A Trust
2.776% due 01/25/2035		8	8
Citigroup Mortgage Loan Trust, Inc.
2.740% due 11/25/2035		638	608
Countrywide Alternative Loan Trust
0.633% due 05/25/2047		33	26
0.658% due 03/20/2046		55	41
0.713% due 07/25/2046 ^		365	195
1.437% due 12/25/2035		76	59
2.649% due 10/25/2035 ^		59	47
Countrywide Home Loan Mortgage Pass-Through Trust
1.093% due 03/25/2035		218	179
6.000% due 05/25/2036 ^		119	101
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		527	296
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018		62	62
Downey Savings & Loan Association Mortgage Loan Trust
0.698% due 02/19/2045		38	33
First Horizon Alternative Mortgage Securities Trust
2.487% due 09/25/2035 ^		567	492
6.000% due 05/25/2036 ^		110	87
GMAC Mortgage Corp. Loan Trust
3.331% due 04/19/2036 ^		378	324
GSR Mortgage Loan Trust
2.837% due 04/25/2035		4	4
3.061% due 11/25/2035		101	97
3.079% due 05/25/2035		975	890
HarborView Mortgage Loan Trust
0.638% due 01/19/2038		34	28
0.679% due 03/19/2036		600	429
IndyMac Mortgage Loan Trust
2.803% due 09/25/2035 ^		92	78
JPMorgan Mortgage Trust
2.421% due 07/27/2037		505	472
3.030% due 07/25/2035		140	139
6.000% due 08/25/2037 ^		141	123
Residential Accredit Loans, Inc. Trust
0.783% due 03/25/2037		445	103
5.131% due 02/25/2036 ^		322	260
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^		113	95
Structured Asset Mortgage Investments Trust
0.673% due 05/25/2036		38	29
WaMu Mortgage Pass-Through Certificates Trust
1.207% due 05/25/2047		470	392
1.899% due 10/25/2036 ^		253	214
4.411% due 07/25/2037 ^		235	213
Wells Fargo Mortgage-Backed Securities Trust
2.938% due 03/25/2035		323	322

Total Non-Agency Mortgage-Backed Securities (Cost $6,618)			7,404

ASSET-BACKED SECURITIES 0.4%
Carrington Mortgage Loan Trust
0.603% due 08/25/2036		100	62
Credit-Based Asset Servicing and Securitization LLC
3.933% due 01/25/2037 ^		1,075	525
GSAMP Trust
0.603% due 08/25/2036		78	58
Mid-State Trust
7.791% due 03/15/2038		17	19
Morgan Stanley ABS Capital, Inc. Trust
0.593% due 05/25/2037		166	105
Option One Mortgage Loan Trust Asset-Backed Certificates
1.428% due 08/25/2033		79	73
Residential Asset Securities Corp. Trust
0.603% due 08/25/2036		43	40
6.980% due 09/25/2031		1,745	1,768

Total Asset-Backed Securities (Cost $2,164)			2,650

SOVEREIGN ISSUES 0.2%
Athens Urban Transportation Organisation	EUR	200	221
4.851% due 09/19/2016
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	100,000	916

Total Sovereign Issues (Cost $978)			1,137

	SHARES
COMMON STOCKS 1.0%
CONSUMER DISCRETIONARY 0.0%
Xfit Brands, Inc. (b)	50,000	23

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR	25,177	0

FINANCIALS 0.3%
CIT Group, Inc.	31,331	1,000
EME Reorganization Trust	11,455,839	49
Hipotecaria Su Casita S.A. de C.V. (b)	78,886	0
Nationstar Mortgage Holdings, Inc. (b)	68,300	769
TIG FinCo PLC (g)	511,687	327

		2,145

HEALTH CARE 0.7%
NVHL S.A. ‘A’ (b)(g)	231,498	513
NVHL S.A. ‘B’ (b)(g)	231,498	513
NVHL S.A. ‘C’ (b)(g)	231,498	514
NVHL S.A. ‘D’ (b)(g)	231,498	514
NVHL S.A. ‘E’ (b)(g)	231,498	514
NVHL S.A. ‘F’ (b)(g)	231,498	514
NVHL S.A. ‘G’ (b)(g)	231,498	514
NVHL S.A. ‘H’ (b)(g)	231,498	514
NVHL S.A. ‘I’ (b)(g)	231,498	514
NVHL S.A. ‘J’ (b)(g)	231,498	514

		5,138

Total Common Stocks (Cost $13,259)		7,306

WARRANTS 0.1%
CONSUMER DISCRETIONARY 0.1%
XFit Brands, Inc. - Exp. 06/12/2024	1	482

INDUSTRIALS 0.0%
Global Geophysical Services, Inc. - Exp. 05/01/2049	19,565	0

Total Warrants (Cost $186)		482

PREFERRED SECURITIES 2.6%
BANKING & FINANCE 2.6%
CoBank ACB
6.200% due 01/01/2025 (e)	2,000	201
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)	12,000	14,254
GMAC Capital Trust
6.411% due 02/15/2040	160,000	3,971

Total Preferred Securities (Cost $16,200)		18,426

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (h) 0.6%		4,363

U.S. TREASURY BILLS 0.5%
0.165% due 07/21/2016 - 11/03/2016 (c)(d)(k)(m)	$3,330	3,329

Total Short-Term Instruments (Cost $7,692)		7,692

Total Investments in Securities (Cost $630,044)		613,301

	SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III	1,506,766	14,893

Total Short-Term Instruments (Cost $14,892)		14,893

Total Investments in Affiliates (Cost $14,892)		14,893

Total Investments 90.1% (Cost $644,936)		$628,194
Financial Derivative Instruments (j)(l) 0.2% (Cost or Premiums, net $1,890)		1,107
Other Assets and Liabilities, net 9.7%		67,962

Net Assets 100.0%		$697,263

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(g)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012 - 05/01/2013	$723	$513	0.08%
NVHL S.A. ‘B’	03/09/2012 - 05/01/2013	723	513	0.08
NVHL S.A. ‘C’	03/09/2012 - 05/01/2013	723	514	0.08
NVHL S.A. ‘D’	03/09/2012 - 05/01/2013	723	514	0.07
NVHL S.A. ‘E’	03/09/2012 - 05/01/2013	724	514	0.07
NVHL S.A. ‘F’	03/09/2012 - 05/01/2013	724	514	0.07
NVHL S.A. ‘G’	03/09/2012 - 05/01/2013	724	514	0.07
NVHL S.A. ‘H’	03/09/2012 - 05/01/2013	724	514	0.07
NVHL S.A. ‘I’	03/09/2012 - 05/01/2013	724	514	0.07
NVHL S.A. ‘J’	03/09/2012 - 05/01/2013	724	514	0.07
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	5,000	5,544	0.80
TIG FinCo PLC	04/02/2015	759	327	0.05
Xfit Brands, Inc. 9.000% due 06/12/2017	06/10/2014 - 06/10/2016	2,707	2,607	0.37

		$15,702	$13,616	1.95%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	(1.400)%	04/21/2016	04/16/2018	$2,120	Country Garden Holdings Co. Ltd. 7.500% due 03/09/2020	$(2,204)	$2,120	$2,126
SSB	0.010	06/30/2016	07/01/2016	2,243	U.S. Treasury Notes 0.750% due 12/31/2017	(2,290)	2,243	2,243

Total Repurchase Agreements						$(4,494)	$4,363	$4,369

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	(1.500)%	04/15/2016	TBD	(2)		$(1,149)	$(1,145)
CFR	(1.250)	05/09/2016	TBD	(2)	EUR	(725)	(805)
	(0.750)	04/06/2016	TBD	(2)		$(484)	(483)
SOG	1.210	06/01/2016	09/01/2016			(35,545)	(35,581)
	1.310	06/01/2016	09/01/2016			(8,171)	(8,180)

Total Reverse Repurchase Agreements							$(46,194)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(49,171) at a weighted average interest rate of 0.718%.

Short Sales:

Short Sales on Corporate Bonds & Notes

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Country Garden Holdings Co. Ltd.	7.500%	03/09/2020	$2,000	$(2,041)	$(2,204)

Total Short Sales				$(2,041)	$(2,204)

(4)	Payable for short sales includes $47 of accrued interest.

(i)	Securities with an aggregate market value of $50,941 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Short	12/2017	50	$(64)	$1	$0
Euro-Bund 10-Year Bond September Futures	Short	09/2016	100	(462)	0	(29)
U.S. Treasury 10-Year Note September Futures	Long	09/2016	617	2,160	0	(48)
U.S. Treasury 30-Year Bond September Futures	Short	09/2016	29	(280)	19	0

Total Futures Contracts				$1,354	$20	$(77)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-26 5-Year Index	5.000%	06/21/2021	$71,000	$2,389	$478	$326	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	12/16/2022	$151,800	$10,763	$4,373	$0	$(100)
Pay	3-Month USD-LIBOR	2.250	12/16/2025	19,500	2,016	896	0	(39)

					$12,779	$5,269	$0	$(139)

Total Swap Agreements					$15,168	$5,747	$326	$(139)

(k)	Securities with an aggregate market value of $1,979 and cash of $7,337 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	6,919	$	10,145	$934	$0
	07/2016	$	26,874	EUR	24,387	189	0
	07/2016		5,527	GBP	4,154	3	0
	08/2016	EUR	24,387	$	26,903	0	(188)
	08/2016	GBP	4,154		5,529	0	(3)
CBK	07/2016	EUR	396		449	10	0
	07/2016	$	1,670	EUR	1,489	0	(17)
	08/2016	CAD	1,003	$	774	0	(2)
GLM	07/2016	EUR	25,480		28,425	149	0
JPM	07/2016	$	4,014	GBP	2,765	0	(333)
	08/2016	CHF	1,875	$	1,941	16	0
SCX	07/2016	$	763	JPY	77,700	0	(10)
	08/2016	JPY	77,700	$	763	10	0
UAG	07/2016		77,700		712	0	(41)

Total Forward Foreign Currency Contracts						$1,311	$(594)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Anadarko Petroleum Corp.	(1.000)%	12/21/2020	2.287%		$3,000	$510	$(350)	$160	$0
	Staples, Inc.	(1.000)	09/21/2018	0.726		8,000	208	(259)	0	(51)
BRC	JPMorgan Chase & Co.	(1.000)	12/21/2016	0.240		3,000	87	(99)	0	(12)
CBK	Assured Guaranty Corp.	(5.000)	12/21/2016	0.337		2,000	(73)	25	0	(48)
FBF	Alcoa, Inc.	(1.000)	06/21/2021	2.720		5,000	606	(212)	394	0
GST	ArcelorMittal	(1.000)	06/21/2024	5.858	EUR	2,000	527	113	640	0
	Freeport-McMoRan, Inc.	(1.000)	06/21/2021	5.316		$2,000	$395	$(24)	$371	$0
	MBIA, Inc.	(5.000)	12/21/2016	1.388		2,000	45	(82)	0	(37)
	MBIA, Inc.	(5.000)	12/21/2017	3.726		2,000	(41)	1	0	(40)
JPM	Anadarko Petroleum Corp.	(1.000)	12/21/2020	2.287		2,000	313	(207)	106	0
	Turkey Government International Bond	(1.000)	03/21/2020	1.907		7,000	291	(65)	226	0
MYC	Anadarko Petroleum Corp.	(1.000)	12/21/2020	2.287		2,000	333	(226)	107	0
	MBIA, Inc.	(5.000)	06/21/2017	2.458		2,000	(166)	114	0	(52)

							$3,035	$(1,271)	$2,004	$(240)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Petrobras Global Finance BV	1.000%	09/21/2020	6.191%		$3,000	$(726)	$157	$0	$(569)
	Sprint Communications, Inc.	5.000	09/21/2020	8.720		3,300	(7)	(396)	0	(403)
	Tesco PLC	1.000	06/21/2021	2.720	EUR	4,000	(412)	57	0	(355)
CBK	Sprint Communications, Inc.	5.000	09/21/2020	8.720		$250	0	(30)	0	(30)
GST	Sprint Communications, Inc.	5.000	09/21/2020	8.720		1,200	0	(147)	0	(147)

							$(1,145)	$(359)	$0	$(1,504)

Total Swap Agreements							$1,890	$(1,630)	$2,004	$(1,744)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(m)	Securities with an aggregate market value of $1,351 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Bank Loan Obligations	$0	$61,885	$0	$61,885
Corporate Bonds & Notes
Banking & Finance	0	172,361	12,612	184,973
Industrials	0	229,374	16,960	246,334
Utilities	0	68,386	0	68,386
Municipal Bonds & Notes
California	0	1,143	0	1,143
Florida	0	635	0	635
Illinois	0	472	0	472
New York	0	100	0	100
West Virginia	0	4,276	0	4,276
Non-Agency Mortgage-Backed Securities	0	7,404	0	7,404
Asset-Backed Securities	0	2,650	0	2,650
Sovereign Issues	0	1,137	0	1,137
Common Stocks
Consumer Discretionary	23	0	0	23
Financials	1,818	0	327	2,145
Health Care	0	5,138	0	5,138
Warrants
Consumer Discretionary	0	0	482	482
Preferred Securities
Banking & Finance	3,971	14,455	0	18,426
Short-Term Instruments
Repurchase Agreements	0	4,363	0	4,363
U.S. Treasury Bills	0	3,329	0	3,329
	$5,812	$577,108	$30,381	$613,301

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,893	$0	$0	$14,893

Total Investments	$20,705	$577,108	$30,381	$628,194

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(2,204)	$0	$(2,204)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	20	326	0	346
Over the counter	0	3,315	0	3,315
	$20	$3,641	$0	$3,661

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(77)	(139)	0	(216)
Over the counter	0	(2,338)	0	(2,338)
	$(77)	$(2,477)	$0	$(2,554)

Totals	$20,648	$576,068	$30,381	$627,097

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$12,442	$0	$0	$7	$0	$163	$0	$0	$12,612	$163
Industrials	2,898	14,824	(1)	(3)	0	(758)	0	0	16,960	(758)
Common Stocks
Consumer Discretionary	45	0	0	0	0	(22)	0	(23)	0	0
Financials	377	0	0	0	0	(1)	0	(49)	327	(26)
Warrants
Consumer Discretionary	1,240	0	0	0	0	(758)	0	0	482	(758)
Industrials	7	0	0	0	0	(7)	0	0	0	(7)

Totals	$17,009	$14,824	$(1)	$4	$0	$(1,383)	$0	$(72)	$30,381	$(1,386)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$5,544	Proxy Pricing	Base Price	102.67
	7,068	Reference Instrument	Spread movement	37.00 bps
Industrials	16,960	Proxy Pricing	Base Price	99.75 - 100.00
Common Stocks
Financials	327	Other Valuation Techniques (2)	—	—
Warrants
Consumer Discretionary	482	Other Valuation Techniques (2)	—	—

Total	$30,381

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO International Portfolio

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 76.9%
CANADA 6.2%
SOVEREIGN ISSUES 6.2%
Province of Ontario
3.150% due 12/15/2017		$25,000	$25,872
Province of Quebec
5.000% due 12/01/2041	CAD	8,000	8,649
6.250% due 06/01/2032		10,000	11,419

Total Canada (Cost $43,585)			45,940

DENMARK 11.3%
CORPORATE BONDS & NOTES 11.3%
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2016	DKK	280,000	42,045
Nykredit Realkredit A/S
1.000% due 10/01/2016		280,000	41,959

Total Denmark (Cost $80,223)			84,004

ITALY 2.7%
SOVEREIGN ISSUES 2.7%
Italy Buoni Poliennali Del Tesoro
1.600% due 06/01/2026	EUR	18,000	20,465

Total Italy (Cost $20,630)			20,465

SPAIN 10.7%
SOVEREIGN ISSUES 10.7%
Spain Government Bond
1.950% due 04/30/2026	EUR	67,200	79,495

Total Spain (Cost $79,561)			79,495

UNITED STATES 7.6%
ASSET-BACKED SECURITIES 2.3%
AFC Home Equity Loan Trust
1.156% due 12/22/2027		$1	1
Amortizing Residential Collateral Trust
1.033% due 07/25/2032		58	55
1.153% due 10/25/2031		342	311
Argent Securities Trust
0.543% due 07/25/2036		1,591	632
Asset-Backed Funding Certificates Trust
1.153% due 06/25/2034		567	531
Asset-Backed Securities Corp. Home Equity Loan Trust
0.533% due 05/25/2037		60	41
Bear Stearns Asset-Backed Securities Trust
0.943% due 06/25/2036		615	605
1.113% due 10/25/2032		150	142
BNC Mortgage Loan Trust
0.553% due 05/25/2037		197	193
CIT Group Home Equity Loan Trust
0.993% due 06/25/2033		30	28
Countrywide Asset-Backed Certificates
1.193% due 05/25/2032		144	138
Credit Suisse First Boston Mortgage Securities Corp.
1.073% due 01/25/2032		140	120
Credit-Based Asset Servicing and Securitization LLC
0.513% due 11/25/2036		49	30
0.523% due 01/25/2037 ^		365	131
Equity One Mortgage Pass-Through Trust
1.053% due 04/25/2034		506	426
Home Equity Asset Trust
1.053% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.503% due 10/25/2036		37	19
Lehman XS Trust
0.603% due 04/25/2037 ^		88	67

Long Beach Mortgage Loan Trust
1.013% due 10/25/2034	28	26
Merrill Lynch Mortgage Investors Trust
0.533% due 09/25/2037	43	17
Morgan Stanley ABS Capital, Inc. Trust
0.513% due 05/25/2037	122	76
0.553% due 11/25/2036	9,433	5,666
SLM Student Loan Trust
2.138% due 04/25/2023	7,921	7,923
Soundview Home Loan Trust
0.513% due 11/25/2036	313	125
Structured Asset Securities Corp. Mortgage Loan Trust
1.957% due 04/25/2035	14	14
Washington Mutual Asset-Backed Certificates Trust
0.513% due 10/25/2036	34	18

		17,336

CORPORATE BONDS & NOTES 0.7%
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	5,000	5,457

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Investment Trust
2.730% due 10/25/2034	9	9
Bear Stearns ALT-A Trust
2.732% due 01/25/2036 ^	1,569	1,292
2.898% due 08/25/2036 ^	51	37
Citigroup Mortgage Loan Trust, Inc.
2.861% due 08/25/2035	87	86
Countrywide Alternative Loan Trust
0.613% due 02/25/2047	179	143
0.628% due 02/20/2047 ^	7,400	4,679
0.658% due 03/20/2046	630	467
0.733% due 12/25/2035	357	311
0.733% due 02/25/2037	205	150
0.753% due 08/25/2035	684	567
0.753% due 12/25/2035	1,219	958
0.803% due 09/25/2035	2,126	1,823
0.973% due 12/25/2035	88	76
Countrywide Home Loan Mortgage Pass-Through Trust
0.683% due 05/25/2035	232	192
0.743% due 04/25/2035	11	9
1.033% due 03/25/2035 ^	903	669
1.053% due 03/25/2035	46	42
1.093% due 03/25/2035	5,537	4,050
1.113% due 02/25/2035	17	15
1.213% due 09/25/2034	17	16
2.874% due 08/25/2034 ^	46	40
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	26	26
Deutsche ALT-B Securities, Inc.
0.553% due 10/25/2036 ^	5	3
Downey Savings & Loan Association Mortgage Loan Trust
0.658% due 03/19/2045	890	798
0.708% due 08/19/2045	341	290
0.778% due 09/19/2045	2,564	1,862
GreenPoint Mortgage Funding Trust
0.913% due 06/25/2045	2,345	2,044
HarborView Mortgage Loan Trust
0.679% due 03/19/2036	2,371	1,695
0.688% due 06/19/2035	594	526
0.688% due 01/19/2036 ^	169	110
0.698% due 01/19/2036	3,155	2,149
0.758% due 11/19/2035	429	355
0.778% due 09/19/2035	33	27
0.788% due 06/20/2035	89	81
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.693% due 10/25/2035	45	42
Residential Accredit Loans, Inc. Trust
0.663% due 04/25/2046	186	82
Sequoia Mortgage Trust
0.798% due 07/20/2033	1,048	986
1.148% due 10/19/2026	12	12
1.608% due 10/20/2034	446	429
Structured Asset Mortgage Investments Trust
1.028% due 07/19/2034	6	6
Thornburg Mortgage Securities Trust
0.723% due 03/25/2044	187	168
WaMu Mortgage Pass-Through Certificates Trust
0.743% due 10/25/2045	43	40
0.763% due 01/25/2045	25	24
1.093% due 01/25/2045	24	23
1.093% due 07/25/2045	25	24
1.220% due 12/25/2046	211	177

1.637% due 11/25/2042		4	4
1.800% due 08/25/2042		16	15
1.940% due 02/27/2034		12	12
2.178% due 10/25/2046		59	53
2.178% due 11/25/2046		548	489
Wells Fargo Mortgage-Backed Securities Trust
2.868% due 04/25/2036		17	17
2.900% due 09/25/2034		161	164

			28,364

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
0.573% due 03/25/2034		15	15
0.603% due 08/25/2034		9	9
0.803% due 09/25/2042		50	50
0.853% due 06/25/2029		3	3
2.260% due 12/01/2034		14	14
2.653% due 11/01/2034		44	46
2.835% due 12/01/2030		3	3
6.000% due 07/25/2044		27	32
7.000% due 09/25/2023		18	20
8.800% due 01/25/2019		17	18
Freddie Mac
0.603% due 09/25/2035		2,444	2,444
0.672% due 02/15/2019		461	461
0.733% due 09/25/2031		33	33
0.892% due 12/15/2031		2	2
1.610% due 10/25/2044 - 02/25/2045		163	169
1.810% due 07/25/2044		33	34
2.787% due 10/01/2036		67	71
6.500% due 07/15/2028		363	417
Ginnie Mae
1.750% due 04/20/2022 - 05/20/2026		93	96
1.875% due 08/20/2022 - 09/20/2026		82	83
2.000% due 03/20/2022 - 06/20/2030		888	920
6.000% due 08/20/2034		670	774
Small Business Administration
4.625% due 02/01/2025		34	37
5.090% due 10/01/2025		16	17

			5,768

Total United States (Cost $69,688)			56,925

SHORT-TERM INSTRUMENTS 38.4%
REPURCHASE AGREEMENTS (d) 19.0%			141,650

SHORT-TERM NOTES 0.4%
Federal Home Loan Bank
0.325% due 09/01/2016 (c)		$3,200	3,198

JAPAN TREASURY BILLS 11.6%
(0.245)% due 08/08/2016 (b)(c)	JPY	8,900,000	86,206

U.S. TREASURY BILLS 7.4%
0.229% due 07/21/2016 - 12/08/2016 (a)(b)(f)(h)		$55,587	55,559

Total Short-Term Instruments (Cost $282,340)			286,613

Total Investments in Securities (Cost $576,027)			573,442

	SHARES
INVESTMENTS IN AFFILIATES 35.7%
SHORT-TERM INSTRUMENTS 35.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 35.7%
PIMCO Short-Term Floating NAV Portfolio III		26,962,195	266,494

Total Short-Term Instruments (Cost $266,459)	266,494

Total Investments in Affiliates (Cost $266,459)	266,494

Total Investments 112.6% (Cost $842,486)	$839,936
Financial Derivative Instruments (e)(g) (3.3)% (Cost or Premiums, net $(1,305))	(24,949)
Other Assets and Liabilities, net (9.3)%	(69,145)

Net Assets 100.0%	$745,842

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FAR	0.850%	06/30/2016	07/01/2016	$141,400	Freddie Mac 3.500% due 10/01/2045	$(145,978)	$141,400	$141,403
SSB	0.010	06/30/2016	07/01/2016	250	U.S. Treasury Notes 0.750% due 12/31/2017	(256)	250	250

Total Repurchase Agreements						$(146,234)	$141,650	$141,653

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price		Expiration Date	# of Contracts	Cost	Market Value
Call - MSE Canada Government 10-Year Bond September Futures	CAD	160.000	08/19/2016	581	$5	$2

Total Purchased Options					$5	$2

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance December Futures	Long	12/2016	588	$80	$17	$(38)
3-Month Canada Bankers Acceptance September Futures	Long	09/2016	1,163	123	23	(23)
Call Options Strike @ EUR 174.000 on Euro-Bund 10-Year Bond September Futures	Long	08/2016	105	2	0	(2)
Canada Government 10-Year Bond September Futures	Short	09/2016	506	(1,428)	114	(184)
Euro-BTP Italy Government Bond September Futures	Long	09/2016	1,825	3,564	2,394	0
Euro-Bund 10-Year Bond September Futures	Short	09/2016	25	(100)	0	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	4,071	(2,417)	135	(339)
United Kingdom Long Gilt September Futures	Short	09/2016	501	(2,541)	0	(320)

Total Futures Contracts				$(2,717)	$2,683	$(913)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.200%	06/16/2026	CAD	61,500	$(4,193)	$(1,559)	$0	$(58)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2018	GBP	854,800	(22,779)	(7,196)	0	(1,039)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		262,200	(3,505)	(3,018)	0	(316)
Receive	6-Month GBP-LIBOR *	0.750	12/21/2018		60,000	(422)	(368)	0	(71)
Pay	6-Month GBP-LIBOR *	1.500	09/21/2026		27,200	1,684	1,138	50	0

						$(29,215)	$(11,003)	$50	$(1,484)

Total Swap Agreements						$(29,215)	$(11,003)	$50	$(1,484)

*	This security has a forward starting effective date.

(f)	Securities with an aggregate market value of $17,181 and cash of $7,152 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016	AUD	70,394	$	52,049	$0	$(451)
	08/2016	$	51,997	AUD	70,394	448	0
BOA	07/2016		4,489	EUR	4,073	32	0
	07/2016		32,169	GBP	24,178	18	0
	08/2016	EUR	4,073	$	4,494	0	(31)
	08/2016	GBP	24,178		32,177	0	(17)
BPS	07/2016	EUR	19,053		21,494	349	0
	07/2016	GBP	8,477		12,566	1,281	0
	07/2016	$	181,947	JPY	18,984,700	1,898	0
	08/2016	GBP	2,812	$	3,768	23	0
	08/2016	JPY	2,966,667		27,910	0	(848)
BRC	07/2016	$	11,217	EUR	10,142	38	0
	08/2016	EUR	10,142	$	11,229	0	(38)
CBK	07/2016	CAD	2,335		1,803	6	(10)
	07/2016	EUR	20,120		22,478	150	0
	07/2016	GBP	5,938		8,414	509	0
	07/2016	JPY	6,194,915		56,551	0	(3,439)
	07/2016	$	22,157	CAD	28,813	145	0
	07/2016		68,490	EUR	61,100	0	(685)
	07/2016		5,611	GBP	3,795	0	(559)
	08/2016	CAD	28,813	$	22,159	0	(145)
	08/2016	EUR	177		202	5	0
	08/2016	JPY	3,452,917		32,640	17	(848)
	08/2016	$	169,039	EUR	152,193	116	(86)
GLM	07/2016	AUD	76,599	$	55,716	0	(1,412)
	07/2016	EUR	75,187		83,877	438	0
	07/2016	GBP	54,845		78,132	5,119	0
	07/2016	$	7,753	AUD	10,482	65	0
	07/2016		81,284	EUR	71,910	2	(1,484)
	07/2016		20,217	GBP	13,913	0	(1,695)
	07/2016		41,929	JPY	4,373,900	427	0
	08/2016	GBP	3,163	$	4,259	47	0
	08/2016	$	42,730	GBP	31,890	0	(266)
HUS	07/2016	GBP	14,084	$	18,562	0	(187)
	07/2016	$	64,335	AUD	86,906	525	(45)
	08/2016	EUR	22,994	$	25,557	14	0
JPM	07/2016	CAD	27,520		20,995	0	(306)
	07/2016	CHF	2,005		2,029	0	(24)
	07/2016	EUR	19,440		21,627	167	(114)
	07/2016	GBP	42,707		61,451	4,660	(62)
	07/2016	JPY	4,323,200		39,574	0	(2,291)
	07/2016	$	66,096	AUD	88,915	217	0
	07/2016		2,005	CHF	1,923	0	(36)
	07/2016		6,039	EUR	5,353	0	(99)
	07/2016		103,148	GBP	71,688	0	(7,713)
	07/2016		82,862	JPY	8,629,900	709	0
	08/2016		7,646	AUD	10,267	3	0
MSB	07/2016	JPY	1,067,083	$	10,096	0	(237)
	07/2016	$	815	CAD	1,042	0	(8)
SCX	07/2016	AUD	60,310	$	43,736	0	(1,243)
	07/2016	EUR	19,666		22,320	496	0
	07/2016	$	10,605	AUD	14,000	0	(164)
	07/2016		272	JPY	27,755	0	(4)
	08/2016	JPY	2,999,422	$	28,231	4	(849)
	08/2016	$	8,087	AUD	10,900	34	0
UAG	07/2016	JPY	20,431,056	$	185,770	0	(12,081)
	07/2016	$	5,176	AUD	7,000	44	0
	07/2016		1,010	EUR	888	0	(25)
	07/2016		17,737	GBP	12,477	0	(1,127)
	10/2016	DKK	569,617	$	82,480	0	(2,802)

Total Forward Foreign Currency Contracts						$18,006	$(41,431)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC USD versus JPY	JPY	85.000	07/13/2016		$100,000	$10	$0
CBK	Call - OTC AUD versus USD		$0.920	07/13/2016	AUD	200,000	15	0
JPM	Call - OTC AUD versus USD		0.860	07/13/2016		180,000	13	0
	Put - OTC USD versus JPY	JPY	70.000	09/05/2016		$100,000	10	6
	Put - OTC USD versus JPY		65.000	09/07/2016		100,000	10	3
SOG	Call - OTC EUR versus USD		$1.295	08/31/2016	EUR	75,000	8	1

							$66	$10

Total Purchased Options							$66	$10

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC AUD versus USD		$0.750	07/06/2016	AUD	20,000	$(82)	$(49)
BOA	Call - OTC GBP versus USD		1.383	08/09/2016	GBP	13,000	(117)	(92)
GLM	Call - OTC AUD versus USD		0.744	07/26/2016	AUD	57,000	(661)	(585)
	Call - OTC EUR versus USD		1.133	07/01/2016	EUR	30,000	(151)	0
	Call - OTC EUR versus USD		1.127	07/27/2016		35,000	(192)	(174)
	Call - OTC USD versus JPY	JPY	105.000	08/08/2016		$33,000	(242)	(316)
HUS	Put - OTC AUD versus USD		$0.728	08/10/2016	AUD	35,000	(199)	(194)
UAG	Call - OTC EUR versus USD		1.128	08/08/2016	EUR	35,000	(228)	(241)

							$(1,872)	$(1,651)

Total Written Options							$(1,872)	$(1,651)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Computer Sciences Corp.	(1.160)%	03/20/2018	0.165%	$4,600	$(70)	$(11)	$0	$(81)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.490)	06/20/2018	0.094	5,000	566	(706)	0	(140)

						$496	$(717)	$0	$(221)

Total Swap Agreements						$496	$(717)	$0	$(221)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Securities with an aggregate market value of $27,835 and cash of $3,460 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Canada
Sovereign Issues	$0	$45,940	$0	$45,940
Denmark
Corporate Bonds & Notes	0	84,004	0	84,004
Italy
Sovereign Issues	0	20,465	0	20,465
Spain
Sovereign Issues	0	79,495	0	79,495
United States
Asset-Backed Securities	0	17,336	0	17,336
Corporate Bonds & Notes	0	5,457	0	5,457
Non-Agency Mortgage-Backed Securities	0	28,364	0	28,364
U.S. Government Agencies	0	5,768	0	5,768
Short-Term Instruments
Repurchase Agreements	0	141,650	0	141,650
Short-Term Notes	0	3,198	0	3,198
Japan Treasury Bills	0	86,206	0	86,206
U.S. Treasury Bills	0	55,559	0	55,559
	$0	$573,442	$0	$573,442

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$266,494	$0	$0	$266,494

Total Investments	$266,494	$573,442	$0	$839,936

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,685	50	0	2,735
Over the counter	0	18,016	0	18,016
	$2,685	$18,066	$0	$20,751

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(913)	(1,484)	0	(2,397)
Over the counter	0	(43,303)	0	(43,303)

	$(913)	$(44,787)	$0	$(45,700)

Totals	$268,266	$546,721	$0	$814,987

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Portfolio

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 118.6%
BANK LOAN OBLIGATIONS 2.4%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023	$4,788	$4,794
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (d)	9,398	9,444
Delos Finance SARL
3.500% due 03/06/2021	350	350
Delta Air Lines, Inc.
2.531% due 09/30/2019 (d)	14,677	14,438
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	11,330	11,327
HCA, Inc.
3.710% due 03/17/2023	4,838	4,862
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	436	437
Pennon Group PLC
5.125% due 12/15/2020	2,212	2,185

Total Bank Loan Obligations (Cost $47,936)		47,837

CORPORATE BONDS & NOTES 86.3%
BANKING & FINANCE 59.2%
ABN AMRO Bank NV
4.750% due 07/28/2025	2,500	2,605
Aflac, Inc.
2.400% due 03/16/2020	310	320
AGFC Capital Trust
6.000% due 01/15/2067	3,080	1,448
American Express Co.
4.900% due 03/15/2020 (c)	1,600	1,524
American Express Credit Corp.
1.706% due 09/14/2020	400	401
American International Group, Inc.
3.300% due 03/01/2021	600	626
4.125% due 02/15/2024	2,000	2,114
4.375% due 01/15/2055	13,000	12,082
American Tower Corp.
2.800% due 06/01/2020	770	789
5.000% due 02/15/2024	721	816
AvalonBay Communities, Inc.
4.200% due 12/15/2023	5,200	5,735
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,600	16,589
AXA S.A.
6.463% due 12/14/2018 (c)	4,500	4,698
Banco Santander Brasil S.A.
4.625% due 02/13/2017	12,150	12,334
Banco Santander Chile
1.529% due 04/11/2017 (f)	5,000	5,006
Bank of America Corp.
2.600% due 01/15/2019	1,342	1,374
2.650% due 04/01/2019	6,700	6,874
3.875% due 08/01/2025	26,200	27,939
5.650% due 05/01/2018 (f)	11,515	12,345
5.700% due 05/02/2017	210	217
5.750% due 12/01/2017	25	26
6.875% due 04/25/2018 (f)	57,360	62,650
6.875% due 11/15/2018	800	891
7.625% due 06/01/2019	4,665	5,405
Bank of America N.A.
5.300% due 03/15/2017	3,100	3,183
6.100% due 06/15/2017	1,000	1,043
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (c)	3,900	3,920
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.150% due 09/14/2018 (f)	5,600	5,661
Bank One Capital
8.750% due 09/01/2030	75	110
Barclays Bank PLC
7.625% due 11/21/2022	38,744	41,771
7.750% due 04/10/2023	15,060	15,568
10.179% due 06/12/2021	750	945
Barclays PLC
3.650% due 03/16/2025	5,200	5,019

Bear Stearns Cos. LLC
4.650% due 07/02/2018 (f)	11,837	12,507
5.550% due 01/22/2017	7,630	7,808
7.250% due 02/01/2018 (f)	35,900	39,143
BGC Partners, Inc.
5.125% due 05/27/2021	2,030	2,069
5.375% due 12/09/2019	5,900	6,219
BNP Paribas S.A.
7.375% due 08/19/2025 (c)	300	294
7.625% due 03/30/2021 (c)	4,000	4,010
BPCE S.A.
4.500% due 03/15/2025	5,700	5,710
5.700% due 10/22/2023	5,000	5,381
Cantor Fitzgerald LP
6.500% due 06/17/2022	1,400	1,480
7.875% due 10/15/2019	13,290	14,937
Citigroup, Inc.
1.324% due 04/27/2018	445	445
1.587% due 06/07/2019	7,500	7,516
3.875% due 03/26/2025	530	537
4.300% due 11/20/2026	425	439
CME Group, Inc.
3.000% due 03/15/2025	3,570	3,735
5.300% due 09/15/2043	500	641
Columbia Property Trust Operating Partnership LP
4.150% due 04/01/2025	1,000	1,023
Cooperatieve Rabobank UA
4.375% due 08/04/2025	600	628
8.375% due 07/26/2016 (c)	17,919	18,017
8.400% due 06/29/2017 (c)	5,200	5,454
11.000% due 06/30/2019 (c)	2,000	2,393
Credit Agricole S.A.
1.826% due 07/01/2021	4,800	4,796
4.375% due 03/17/2025	6,450	6,538
Credit Suisse AG
6.500% due 08/08/2023	17,750	18,642
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	6,700	6,697
3.750% due 03/26/2025 (f)	10,600	10,399
3.800% due 09/15/2022	4,300	4,325
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041	900	905
Crown Castle International Corp.
3.400% due 02/15/2021	3,680	3,846
4.875% due 04/15/2022	1,628	1,792
5.250% due 01/15/2023	2,300	2,590
DBS Bank Ltd.
1.238% due 07/15/2021	1,834	1,834
DBS Group Holdings Ltd.
2.246% due 07/16/2019	4,100	4,167
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (c)	2,500	2,506
Digital Realty Trust LP
3.400% due 10/01/2020	1,200	1,249
4.750% due 10/01/2025	400	431
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	771	792
EPR Properties
4.500% due 04/01/2025	900	895
ERP Operating LP
2.375% due 07/01/2019 (f)	9,400	9,636
Essex Portfolio LP
3.875% due 05/01/2024	3,500	3,730
Fidelity National Financial, Inc.
5.500% due 09/01/2022	200	221
First American Financial Corp.
4.300% due 02/01/2023	4,175	4,287
Ford Motor Credit Co. LLC
1.486% due 03/12/2019	3,579	3,565
1.553% due 06/15/2018	700	700
1.569% due 01/09/2018	3,234	3,234
1.684% due 09/08/2017	205	206
1.724% due 12/06/2017	300	301
2.211% due 01/08/2019	2,350	2,387
2.240% due 06/15/2018	4,700	4,749
2.375% due 01/16/2018	4,135	4,187
2.551% due 10/05/2018	3,478	3,544
2.943% due 01/08/2019	9,400	9,680
5.000% due 05/15/2018	1,513	1,604
5.750% due 02/01/2021	3,000	3,414
5.875% due 08/02/2021	450	517
6.625% due 08/15/2017	21,250	22,436
8.000% due 12/15/2016	5,600	5,771
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035	734	825

General Motors Financial Co., Inc.
2.400% due 04/10/2018		10,831	10,921
3.000% due 09/25/2017		4,900	4,974
3.200% due 07/06/2021 (a)		3,800	3,815
6.750% due 06/01/2018		5,531	6,013
Goldman Sachs Group, Inc.
1.324% due 05/22/2017		340	340
2.432% due 02/25/2021		5,000	5,105
3.625% due 01/22/2023		1,175	1,235
3.750% due 05/22/2025 (f)		19,200	20,098
3.850% due 07/08/2024		5,000	5,313
4.750% due 10/21/2045		5,200	5,758
5.250% due 07/27/2021		5,000	5,656
5.750% due 01/24/2022		1,900	2,210
5.950% due 01/18/2018		800	853
7.500% due 02/15/2019		300	343
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		7,315	8,520
6.375% due 04/15/2021		2,000	2,343
HBOS PLC
6.750% due 05/21/2018		34,030	36,586
HSBC Bank PLC
4.125% due 08/12/2020		2,000	2,154
HSBC Bank USA N.A.
4.875% due 08/24/2020		385	419
HSBC Finance Corp.
6.676% due 01/15/2021		12,250	13,714
HSBC Holdings PLC
2.901% due 03/08/2021		6,900	7,075
2.950% due 05/25/2021		600	607
3.600% due 05/25/2023		400	409
4.300% due 03/08/2026		2,700	2,868
6.375% due 09/17/2024 (c)		3,200	3,028
7.625% due 05/17/2032		1,230	1,580
ING Bank NV
5.800% due 09/25/2023		8,500	9,357
Intercontinental Exchange, Inc.
4.000% due 10/15/2023 (f)		9,000	9,771
International Lease Finance Corp.
6.750% due 09/01/2016		13,630	13,703
Intesa Sanpaolo SpA
5.017% due 06/26/2024		7,200	6,628
6.500% due 02/24/2021		11,629	13,247
JPMorgan Chase & Co.
2.153% due 03/01/2021 (f)		5,000	5,116
2.550% due 10/29/2020 (f)		5,200	5,317
3.875% due 09/10/2024		280	290
4.500% due 01/24/2022 (f)		7,900	8,799
6.000% due 01/15/2018		1,500	1,605
7.900% due 04/30/2018 (c)		3,300	3,370
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		22,550	23,822
JPMorgan Chase Capital
1.581% due 09/30/2034		3,000	2,396
KBC Bank NV
8.000% due 01/25/2023		5,000	5,312
Kilroy Realty LP
4.375% due 10/01/2025		4,000	4,329
KKR Group Finance Co. LLC
5.125% due 06/01/2044		1,900	1,925
Lehman Brothers Holdings, Inc.
5.875% due 11/15/2017 ^		8,150	560
6.875% due 05/02/2018 ^		16,693	1,189
7.875% due 05/08/2018 ^	GBP	16,500	1,981
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		$1,250	1,708
Lloyds Banking Group PLC
3.100% due 07/06/2021 (a)		26,700	26,680
5.300% due 12/01/2045		1,444	1,516
MetLife, Inc.
6.400% due 12/15/2066		30	32
Mitsubishi UFJ Financial Group, Inc.
2.553% due 03/01/2021		400	412
3.850% due 03/01/2026		4,700	5,137
Mizuho Financial Group, Inc.
2.632% due 04/12/2021 (f)		5,000	5,096
Morgan Stanley
2.650% due 01/27/2020		100	102
3.875% due 01/27/2026		4,500	4,801
4.350% due 09/08/2026		280	294
Nationwide Building Society
3.900% due 07/21/2025 (f)		8,000	8,567
Navient Corp.
5.500% due 01/15/2019		700	706
8.450% due 06/15/2018		29,500	32,008

Nippon Life Insurance Co.
5.000% due 10/18/2042	3,900	4,216
Nordea Bank AB
2.500% due 09/17/2020	1,000	1,026
6.125% due 09/23/2024 (c)	2,440	2,315
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040	5,000	6,426
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023 (a)	6,500	6,483
4.950% due 04/01/2024	1,850	1,928
5.250% due 01/15/2026	1,200	1,271
OMX Timber Finance Investments LLC
5.420% due 01/29/2020	1,200	1,335
Prologis LP
4.250% due 08/15/2023	1,570	1,742
Protective Life Global Funding
2.700% due 11/25/2020	3,050	3,156
Reliance Standard Life Global Funding
2.500% due 04/24/2019 (f)	9,000	9,181
Rio Oil Finance Trust
9.250% due 07/06/2024	1,931	1,667
9.750% due 01/06/2027	1,950	1,667
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)	26,135	28,095
Royal Bank of Scotland PLC
9.500% due 03/16/2022	6,861	7,152
Santander Holdings USA, Inc.
4.500% due 07/17/2025	500	515
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	10,000	10,272
SL Green Realty Corp.
4.500% due 12/01/2022	7,200	7,516
5.000% due 08/15/2018	9,050	9,496
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (c)	14,000	15,995
State Street Capital Trust
1.653% due 06/01/2077	15,500	12,967
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017	1,770	1,792
Sumitomo Mitsui Financial Group, Inc.
2.337% due 03/09/2021	2,400	2,451
Synchrony Financial
3.000% due 08/15/2019	2,400	2,449
3.750% due 08/15/2021	1,200	1,245
4.500% due 07/23/2025	2,500	2,597
Tiers Trust
8.125% due 09/15/2017	141	146
Total System Services, Inc.
3.800% due 04/01/2021	950	1,007
U.S. Bancorp
5.125% due 01/15/2021 (c)	4,100	4,223
UBS AG
4.750% due 05/22/2023	1,100	1,128
5.125% due 05/15/2024	1,000	1,021
7.625% due 08/17/2022	20,675	23,466
UBS Group Funding Jersey Ltd.
2.409% due 04/14/2021	5,100	5,157
2.950% due 09/24/2020	2,175	2,214
3.000% due 04/15/2021	5,000	5,106
UDR, Inc.
3.750% due 07/01/2024	7,550	8,035
USAA Capital Corp.
2.450% due 08/01/2020	3,500	3,620
USB Capital
3.500% due 08/01/2016 (c)	14,250	11,667
Vonovia Finance BV
3.200% due 10/02/2017 (f)	16,800	17,135
5.000% due 10/02/2023	6,555	7,228
Vornado Realty LP
2.500% due 06/30/2019	8,750	8,921
Wachovia Capital Trust
5.570% due 08/01/2016 (c)	10,010	9,898
WEA Finance LLC
3.250% due 10/05/2020 (f)	12,300	12,814
Wells Fargo Bank N.A.
1.750% due 05/24/2019	2,000	2,026
Welltower, Inc.
4.250% due 04/01/2026	300	323
Weyerhaeuser Co.
6.950% due 08/01/2017	5,400	5,693
7.375% due 10/01/2019	5,000	5,751

		1,199,059

INDUSTRIALS 21.7%
AbbVie, Inc.
2.300% due 05/14/2021	4,400	4,459
2.500% due 05/14/2020	5,600	5,738
Actavis Funding SCS
3.000% due 03/12/2020	10,500	10,828
3.450% due 03/15/2022	3,800	3,953
3.800% due 03/15/2025	1,900	1,980
4.850% due 06/15/2044	350	370
Allergan, Inc.
2.800% due 03/15/2023	1,000	996
Altria Group, Inc.
9.950% due 11/10/2038	251	453
Amazon.com, Inc.
3.800% due 12/05/2024	1,950	2,190
Anadarko Petroleum Corp.
8.700% due 03/15/2019	4,175	4,764
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026 (f)	10,200	10,939
Baxalta, Inc.
2.875% due 06/23/2020	300	305
BMW U.S. Capital LLC
1.500% due 04/11/2019 (f)	5,000	5,027
Boston Scientific Corp.
2.650% due 10/01/2018	3,830	3,917
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023	2,225	2,343
4.700% due 09/01/2045	5,000	5,899
8.125% due 04/15/2020	7,000	8,504
Charter Communications Operating LLC
4.464% due 07/23/2022	11,200	12,074
4.908% due 07/23/2025	16,500	18,016
6.484% due 10/23/2045	1,300	1,559
Cimarex Energy Co.
5.875% due 05/01/2022	1,549	1,623
CNOOC Finance Ltd.
4.250% due 01/26/2021	2,000	2,118
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	57
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	7,276	7,756
7.250% due 05/10/2021	623	713
9.000% due 01/08/2018	1,107	1,108
Continental Resources, Inc.
3.800% due 06/01/2024	3,750	3,291
Cox Communications, Inc.
3.250% due 12/15/2022	4,250	4,245
Crown Castle Towers LLC
3.663% due 05/15/2045	800	828
6.113% due 01/15/2040	700	779
CSX Corp.
3.950% due 05/01/2050	1,000	1,006
CVS Pass-Through Trust
7.507% due 01/10/2032	1,873	2,361
Daimler Finance North America LLC
2.000% due 08/03/2018	600	608
2.000% due 07/06/2021 (a)	8,100	8,097
Delphi Automotive PLC
4.250% due 01/15/2026	1,700	1,856
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020	2,945	3,097
Diamond 1 Finance Corp.
3.480% due 06/01/2019	10,200	10,456
4.420% due 06/15/2021	16,950	17,440
Energy Transfer Partners LP
4.150% due 10/01/2020	2,815	2,860
4.650% due 06/01/2021	4,900	5,067
4.750% due 01/15/2026	150	155
9.700% due 03/15/2019	444	503
Enterprise Products Operating LLC
3.350% due 03/15/2023	1,100	1,131
3.900% due 02/15/2024	700	742
3.950% due 02/15/2027	4,107	4,368
6.500% due 01/31/2019	1,634	1,831
EQT Midstream Partners LP
4.000% due 08/01/2024	1,800	1,733
Fidelity National Information Services, Inc.
3.625% due 10/15/2020	5,600	5,925
5.000% due 10/15/2025	4,700	5,348
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	1,000	970

HCA, Inc.
5.875% due 03/15/2022	5,000	5,450
Home Depot, Inc.
2.625% due 06/01/2022	255	267
Imperial Tobacco Finance PLC
2.950% due 07/21/2020	9,000	9,278
3.500% due 02/11/2023	1,300	1,348
4.250% due 07/21/2025	5,000	5,425
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	770	770
3.500% due 03/01/2021	6,244	6,271
3.950% due 09/01/2022	2,700	2,752
6.000% due 02/01/2017	300	307
Kinder Morgan, Inc.
3.050% due 12/01/2019	600	607
5.550% due 06/01/2045	5,000	5,100
7.800% due 08/01/2031	12,885	14,500
8.050% due 10/15/2030	9,200	10,136
KLA-Tencor Corp.
4.125% due 11/01/2021	1,500	1,599
Kraft Heinz Foods Co.
2.000% due 07/02/2018	1,400	1,420
3.950% due 07/15/2025	4,100	4,468
Lender Processing Services, Inc.
5.750% due 04/15/2023	2,393	2,519
Lockheed Martin Corp.
2.500% due 11/23/2020	3,680	3,800
Marriott International, Inc.
2.300% due 01/15/2022	800	804
Masco Corp.
7.125% due 03/15/2020	1,000	1,156
McDonald’s Corp.
3.700% due 01/30/2026	295	319
Medtronic, Inc.
1.453% due 03/15/2020	1,000	1,010
Mid-America Apartments LP
3.750% due 06/15/2024	1,800	1,871
Molson Coors Brewing Co.
2.100% due 07/15/2021 (a)	4,300	4,319
3.000% due 07/15/2026 (a)	2,000	2,003
Motorola Solutions, Inc.
4.000% due 09/01/2024	3,000	2,941
NetApp, Inc.
3.375% due 06/15/2021	750	763
Newell Brands, Inc.
2.600% due 03/29/2019	2,000	2,054
Northwest Pipeline LLC
5.950% due 04/15/2017	200	206
ONEOK Partners LP
3.375% due 10/01/2022	2,000	1,960
5.000% due 09/15/2023	2,300	2,426
Ooredoo International Finance Ltd.
3.375% due 10/14/2016	2,650	2,665
Packaging Corp. of America
3.900% due 06/15/2022	4,850	5,149
Petrofac Ltd.
3.400% due 10/10/2018	2,800	2,801
Pioneer Natural Resources Co.
6.650% due 03/15/2017	2,300	2,381
6.875% due 05/01/2018	5,600	6,061
QUALCOMM, Inc.
1.186% due 05/20/2020	3,000	2,927
QVC, Inc.
4.450% due 02/15/2025	5,072	5,114
4.850% due 04/01/2024	700	726
Regency Energy Partners LP
5.000% due 10/01/2022	1,000	1,028
5.500% due 04/15/2023	1,022	1,032
5.750% due 09/01/2020	300	315
6.500% due 07/15/2021	3,298	3,408
RELX Capital, Inc.
3.125% due 10/15/2022	278	283
Reynolds American, Inc.
4.450% due 06/12/2025	300	336
SBA Tower Trust
3.598% due 04/15/2043	27,600	27,809
Solvay Finance America LLC
3.400% due 12/03/2020	1,000	1,048
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	100	103
Southwestern Energy Co.
4.100% due 03/15/2022	850	763
7.500% due 02/01/2018	600	640
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026	1,000	1,035

Thermo Fisher Scientific, Inc.
3.300% due 02/15/2022	3,300	3,440
Time Warner Cable, Inc.
6.550% due 05/01/2037	1,900	2,224
8.750% due 02/14/2019	1,200	1,402
Time Warner, Inc.
4.875% due 03/15/2020	215	239
7.625% due 04/15/2031	505	695
7.700% due 05/01/2032	185	258
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	1,740	2,064
United Airlines Pass-Through Trust
3.450% due 01/07/2030	2,000	2,052
Viacom, Inc.
2.500% due 09/01/2018	6,250	6,340
3.250% due 03/15/2023	4,350	4,287
4.250% due 09/01/2023	3,906	4,066
Volkswagen Group of America Finance LLC
1.076% due 11/20/2017	1,085	1,074
1.124% due 05/22/2018	10,150	10,005
1.650% due 05/22/2018	5,300	5,299
Walgreens Boots Alliance, Inc.
1.750% due 05/30/2018	3,500	3,529
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	1,800	1,720
Western Gas Partners LP
4.650% due 07/01/2026 (a)	2,200	2,195
WestRock RKT Co.
4.450% due 03/01/2019	1,100	1,163
Williams Partners LP
4.300% due 03/04/2024	1,000	943
Wynn Las Vegas LLC
5.375% due 03/15/2022	500	510
5.500% due 03/01/2025	9,500	9,227
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	5,900	5,977
3.550% due 04/01/2025	3,700	3,822
Zoetis, Inc.
3.450% due 11/13/2020	1,500	1,550

		439,940

UTILITIES 5.4%
AEP Texas Central Co.
6.650% due 02/15/2033	300	388
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	9,000	10,157
AT&T, Inc.
2.625% due 12/01/2022	900	902
4.125% due 02/17/2026	6,800	7,319
5.200% due 03/15/2020	3,700	4,143
BG Energy Capital PLC
4.000% due 10/15/2021 (f)	7,000	7,641
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,182	1,164
BVPS Funding Corp.
8.890% due 06/01/2017	66	68
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,640
Emera U.S. Finance LP
2.150% due 06/15/2019	2,700	2,733
Entergy Corp.
4.000% due 07/15/2022	5,650	6,074
Exelon Corp.
2.850% due 06/15/2020	300	310
Exelon Generation Co. LLC
6.200% due 10/01/2017	5,000	5,285
FirstEnergy Corp.
4.250% due 03/15/2023	200	207
7.375% due 11/15/2031	288	359
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	500	541
9.250% due 04/23/2019	4,200	4,854
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	500	531
Metropolitan Edison Co.
7.700% due 01/15/2019	155	175
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	2,836	532
6.750% due 10/01/2023	694	135
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,359
Pacific Bell Telephone Co.
7.125% due 03/15/2026 (f)	8,029	10,357
Pacific Gas & Electric Co.
5.625% due 11/30/2017	500	531

Petrobras Global Finance BV
4.375% due 05/20/2023	11,600	9,450
Petroleos Mexicanos
4.875% due 01/24/2022	1,500	1,537
Plains All American Pipeline LP
3.600% due 11/01/2024	1,600	1,506
3.650% due 06/01/2022	6,083	5,974
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,847
Rosneft Finance S.A.
7.875% due 03/13/2018	4,750	5,142
Utility Contract Funding LLC
7.944% due 10/01/2016	33	34
Verizon Communications, Inc.
2.450% due 11/01/2022	475	480
5.012% due 08/21/2054	358	382
5.150% due 09/15/2023 (f)	11,100	12,952

		109,709

Total Corporate Bonds & Notes (Cost $1,683,470)		1,748,708

MUNICIPAL BONDS & NOTES 9.9%
CALIFORNIA 5.9%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	148
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,550	2,489
7.043% due 04/01/2050	2,220	3,530
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	100	142
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	5,000	7,578
7.550% due 04/01/2039	13,730	21,718
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	51,170	82,439
7.700% due 11/01/2030	500	607
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	157
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	600	810
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	300	441
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	300	441
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	456

		120,956

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	100	134
6.655% due 04/01/2057	200	267

		401

ILLINOIS 0.7%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	625	767
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	300	388
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	8,800	9,295
7.750% due 01/01/2042	50	51
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020	200	206
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	1,000	1,066
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	2,000	1,915

		13,688

INDIANA 0.0%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	300	405

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	374

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	700	1,021
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	300	423
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	100	146
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	300	386

		1,976

OHIO 3.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	300	406
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	38,510	62,323

		62,729

UTAH 0.1%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	1,045

Total Municipal Bonds & Notes (Cost $186,798)		201,574

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae, TBA
3.500% due 08/01/2046	6,300	6,639
4.000% due 08/01/2046	10,000	10,711
Ginnie Mae
8.500% due 08/15/2030	21	25

Total U.S. Government Agencies (Cost $17,312)		17,375

U.S. TREASURY OBLIGATIONS 15.6%
U.S. Treasury Bonds
2.500% due 02/15/2045 (f)	23,400	24,390
2.500% due 02/15/2046 (f)	20,500	21,367
U.S. Treasury Inflation Protected Securities (b)
0.375% due 07/15/2025 (h)	9,785	10,086
0.750% due 02/15/2045	3,556	3,582
1.000% due 02/15/2046	1,514	1,638
2.375% due 01/15/2017 (h)(j)	5,457	5,560
2.375% due 01/15/2025 (f)(h)(j)	29,380	35,122
U.S. Treasury Notes
1.000% due 06/30/2021	19,400	19,505
1.125% due 02/28/2021 (f)	48,900	49,251
1.250% due 03/31/2021 (h)(j)	3,440	3,481
1.375% due 01/31/2021 (f)	8,700	8,856
1.625% due 02/15/2026 (f)	28,930	29,275
1.625% due 05/15/2026 (f)	101,027	102,325
2.250% due 11/15/2025 (j)	1,000	1,067

Total U.S. Treasury Obligations (Cost $309,057)		315,505

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Structured Asset Mortgage Investments Trust
1.148% due 03/19/2034	1,158	1,121

Total Non-Agency Mortgage-Backed Securities (Cost $1,088)		1,121

ASSET-BACKED SECURITIES 1.2%
Cavalry CLO Ltd.
2.003% due 01/16/2024	2,972	2,968
Eagle Ltd.
2.570% due 12/15/2039	875	863
Elm CLO Ltd.
2.033% due 01/17/2023	4,049	4,074
Inwood Park CDO Ltd.
0.859% due 01/20/2021	120	120
LCM LP
1.830% due 07/14/2022	901	900
Race Point CLO Ltd.
1.637% due 12/15/2022	3,253	3,245
Voya CLO Ltd.
1.928% due 10/15/2022	4,400	4,390
1.948% due 10/15/2022	7,800	7,788

Total Asset-Backed Securities (Cost $24,368)		24,348

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.7%
BANKING & FINANCE 1.7%
Wells Fargo & Co.
7.500% (c)	27,300	35,480

Total Convertible Preferred Securities (Cost $21,287)		35,480

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
CoBank ACB
6.200% due 01/01/2025 (c)	30,000	3,016

Total Preferred Securities (Cost $3,000)		3,016

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (e) 0.4%		7,545

Total Short-Term Instruments (Cost $7,545)		7,545

Total Investments in Securities (Cost $2,301,861)		2,402,509

INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	389,343	3,848

Total Short-Term Instruments (Cost $3,848)		3,848

Total Investments in Affiliates (Cost $3,848)		3,848

Total Investments 118.8% (Cost $2,305,709)		$2,406,357
Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $(1,513))		(5)
Other Assets and Liabilities, net (18.8)%		(380,944)

Net Assets 100.0%		$2,025,408

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$9,397	$9,444	0.47%
Delta Air Lines, Inc.	2.531	09/30/2019	09/29/2014	14,677	14,438	0.71

				$24,074	$23,882	1.18%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$7,545	U.S. Treasury Notes 0.750% due 12/31/2017	$(7,698)	$7,545	$7,545

Total Repurchase Agreements						$(7,698)	$7,545	$7,545

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.320%	06/16/2016	07/08/2016	$(12,637)	$(12,639)
	0.400	06/29/2016	07/05/2016	(45,380)	(45,381)
	1.030	06/28/2016	07/05/2016	(11,124)	(11,125)
DEU	0.610	06/27/2016	07/11/2016	(4,433)	(4,433)
GRE	0.630	04/22/2016	07/18/2016	(2,093)	(2,096)
JPS	0.350	06/14/2016	07/14/2016	(4,284)	(4,285)
SCX	0.600	05/25/2016	07/12/2016	(8,819)	(8,825)
	0.610	06/17/2016	07/19/2016	(23,049)	(23,054)
	0.630	06/21/2016	07/05/2016	(3,509)	(3,509)
	0.640	06/22/2016	07/06/2016	(21,153)	(21,156)
	0.770	05/04/2016	08/04/2016	(17,475)	(17,497)
	0.790	04/18/2016	07/18/2016	(40,516)	(40,582)
	0.790	04/25/2016	07/25/2016	(61,647)	(61,738)
	0.820	05/05/2016	08/04/2016	(39,733)	(39,785)
	0.820	05/12/2016	08/04/2016	(11,249)	(11,262)
	0.930	06/02/2016	07/26/2016	(41,979)	(42,010)
SGY	0.540	06/08/2016	07/15/2016	(8,867)	(8,870)
	0.550	06/14/2016	07/26/2016	(805)	(805)
	0.580	06/09/2016	07/11/2016	(1,995)	(1,996)
	0.600	06/21/2016	07/05/2016	(8,140)	(8,142)
UBS	0.980	04/19/2016	07/19/2016	(57,003)	(57,116)

Total Reverse Repurchase Agreements					$(426,306)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.320%	05/09/2016	07/11/2016	$(9,020)	$(9,025)

Total Sale-Buyback Transactions					$(9,025)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(381,823) at a weighted average interest rate of 0.668%.

(f)	Securities with an aggregate market value of $450,414 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$130.500	07/22/2016	117	$(48)	$(7)
Call - CBOT U.S. Treasury 10-Year Note August Futures	134.000	07/22/2016	117	(39)	(37)

				$(87)	$(44)

Total Written Options				$(87)	$(44)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	110	$(17)	$0	$(4)
90-Day Eurodollar December Futures	Short	12/2017	1,646	(1,224)	0	(82)
90-Day Eurodollar June Futures	Short	06/2017	108	(22)	0	(6)
90-Day Eurodollar June Futures	Short	06/2018	488	(239)	0	(18)
90-Day Eurodollar March Futures	Short	03/2017	626	(427)	0	(31)
90-Day Eurodollar March Futures	Short	03/2018	401	(465)	0	(15)
90-Day Eurodollar September Futures	Short	09/2016	975	(1,387)	0	(12)
90-Day Eurodollar September Futures	Short	09/2017	108	(26)	0	(6)
90-Day Eurodollar September Futures	Short	09/2018	488	(247)	0	(12)
U.S. Treasury 10-Year Note September Futures	Long	09/2016	865	2,911	0	(68)

Total Futures Contracts				$(1,143)	$0	$(254)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2020	0.899%	$1,700	$8	$41	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020	$44,050	$410	$(67)	$67	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020	93,650	770	807	160	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	226,300	2,546	705	434	0

				$3,726	$1,445	$661	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	06/15/2026	$21,500	$(1,809)	$(681)	$41	$0
Receive	3-Month USD-LIBOR*	1.750	12/21/2026	192,400	(5,583)	(3,011)	398	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	29,450	(4,468)	(2,547)	323	0

					$(11,860)	$(6,239)	$762	$0

Total Swap Agreements					$(8,126)	$(4,753)	$1,424	$0

*	This security has a forward starting effective date.

(h)	Securities with an aggregate market value of $26,033 and cash of $2,160 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018	$5,400	$562	$156
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	13,400	634	338
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	08/05/2016	15,800	6	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/17/2017	29,450	120	191
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	12,400	620	341
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	8,800	770	189
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017	9,200	743	127
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	10,300	930	222
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018	16,950	1,582	355
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018	18,100	1,674	376

							$7,641	$2,295

Total Purchased Options							$7,641	$2,295

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-26 5-Year Index	Sell	1.150%	07/20/2016	$19,000	$(34)	$(1)
GST	Put - OTC CDX.IG-26 5-Year Index	Sell	1.150	07/20/2016	12,200	(22)	(1)
JPM	Call - OTC CDX.IG-26 5-Year Index	Buy	0.750	07/20/2016	21,300	(21)	(15)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.100	07/20/2016	21,300	(40)	(2)

						$(117)	$(19)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018	$23,800	$(562)	$(73)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	68,600	(702)	(311)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	62,000	(626)	(282)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	01/17/2017	6,400	(120)	(259)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	38,800	(780)	(115)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017	39,400	(740)	(53)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	45,200	(925)	(134)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	154,250	(3,281)	(460)

							$(7,736)	$(1,687)

Total Written Options							$(7,853)	$(1,706)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
GST	Darden Restaurants, Inc.	(1.000)%	06/20/2020	0.628%	$3,500	$(5)	$(47)	$0	$(52)
	Dow Chemical Co.	(1.000)	12/20/2020	0.704	2,600	(33)	(1)	0	(34)

						$(38)	$(48)	$0	$(86)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	China Government International Bond	1.000%	09/20/2020	1.046%	$2,900	$(16)	$12	$0	$(4)
	Petrobras Global Finance BV	1.000	06/20/2018	4.242	3,000	(150)	(34)	0	(184)
BRC	Anadarko Petroleum Corp.	1.000	12/20/2020	2.287	4,500	(657)	417	0	(240)
	Berkshire Hathaway, Inc.	1.000	12/20/2021	1.099	4,200	30	(50)	0	(20)
	China Government International Bond	1.000	09/20/2020	1.046	1,050	0	(2)	0	(2)
	Ford Motor Co.	5.000	12/20/2017	0.510	30,000	3,863	(1,831)	2,032	0
	General Electric Co.	1.000	12/20/2017	0.213	750	(9)	18	9	0
	General Electric Co.	1.000	03/20/2019	0.315	9,700	114	69	183	0
	Italy Government International Bond	1.000	06/20/2020	1.243	19,500	29	(205)	0	(176)
	MetLife, Inc.	1.000	06/20/2021	1.314	1,000	(10)	(5)	0	(15)
	Mexico Government International Bond	1.000	09/20/2020	1.333	3,200	(59)	16	0	(43)
	Prudential Financial, Inc.	1.000	09/20/2019	0.782	3,900	79	(51)	28	0
CBK	China Government International Bond	1.000	09/20/2020	1.046	600	0	(1)	0	(1)
	Mexico Government International Bond	1.000	09/20/2020	1.333	3,700	(65)	16	0	(49)
	Volkswagen International Finance NV	1.000	12/20/2020	1.208	4,500	(350)	311	0	(39)
DBL	Petroleos Mexicanos	1.000	09/20/2020	2.962	2,000	(100)	(54)	0	(154)
DUB	General Electric Co.	1.000	03/20/2019	0.315	500	8	1	9	0
	MetLife, Inc.	1.000	09/20/2021	1.381	24,500	256	(713)	0	(457)
	Morgan Stanley	1.000	03/20/2021	1.054	5,000	(38)	27	0	(11)
	Prudential Financial, Inc.	1.000	09/20/2021	1.286	14,700	170	(375)	0	(205)
FBF	Mexico Government International Bond	1.000	09/20/2020	1.333	1,800	(33)	9	0	(24)
GST	China Government International Bond	1.000	09/20/2020	1.046	2,700	(3)	(1)	0	(4)
	Enbridge, Inc.	1.000	09/20/2017	1.563	6,000	103	(142)	0	(39)
	General Motors Co.	5.000	06/20/2021	1.819	500	72	3	75	0
	Italy Government International Bond	1.000	03/20/2019	1.022	16,000	(269)	264	0	(5)
	Italy Government International Bond	1.000	06/20/2021	1.390	9,400	(154)	(15)	0	(169)
	MetLife, Inc.	1.000	12/20/2020	1.173	1,000	6	(13)	0	(7)
	MetLife, Inc.	1.000	06/20/2021	1.314	14,000	(223)	18	0	(205)
	Mexico Government International Bond	1.000	09/20/2020	1.333	3,000	(54)	14	0	(40)
	Morgan Stanley	1.000	06/20/2020	0.914	3,800	31	(17)	14	0
	Petroleos Mexicanos	1.000	09/20/2020	2.962	100	(5)	(3)	0	(8)
	Spain Government International Bond	1.000	06/20/2021	0.982	8,800	(103)	113	10	0
HUS	Brazil Government International Bond	1.000	09/20/2020	2.721	2,000	(149)	12	0	(137)
	China Government International Bond	1.000	09/20/2020	1.046	2,950	(9)	4	0	(5)
	Petrobras Global Finance BV	1.000	06/20/2019	5.290	2,300	(190)	(80)	0	(270)
JPM	Berkshire Hathaway, Inc.	1.000	06/20/2021	1.004	9,700	47	(46)	1	0
	Devon Energy Corp.	1.000	06/20/2021	2.438	2,750	(282)	102	0	(180)
	Domtar Corp.	1.000	03/20/2019	0.622	1,000	(19)	30	11	0
	Kinder Morgan, Inc.	1.000	12/20/2020	2.307	7,500	(1,090)	683	0	(407)
	Petroleos Mexicanos	1.000	09/20/2020	2.962	2,300	(119)	(58)	0	(177)
	Viacom, Inc.	1.000	06/20/2021	1.508	4,800	(225)	111	0	(114)
	Volkswagen International Finance NV	1.000	12/20/2020	1.208	1,300	(101)	90	0	(11)
MYC	Domtar Corp.	1.000	03/20/2019	0.622	1,000	(23)	34	11	0
	General Electric Co.	1.000	12/20/2017	0.213	24,500	(333)	626	293	0
	General Electric Co.	1.000	03/20/2019	0.315	5,000	72	22	94	0
SOG	Spain Government International Bond	1.000	06/20/2021	0.982	9,200	(99)	109	10	0

						$(57)	$(565)	$2,780	$(3,402)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.7 Index	3.000%	01/17/2047	$700	$(67)	$(2)	$0	$(69)
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057	10,500	(560)	174	0	(386)
MYC	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	4,300	(297)	(8)	0	(305)
	MCDX-24 10-Year Index	1.000	06/20/2025	5,750	(195)	47	0	(148)

					$(1,119)	$211	$0	$(908)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
MYC	Receive	3-Month USD-CPURNSA Index	1.533%	11/07/2016	$6,500	$0	$(104)	$0	$(104)

Total Swap Agreements						$(1,214)	$(506)	$2,780	$(4,500)

(j)	Securities with an aggregate market value of $4,435 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$21,770	$26,067	$47,837
Corporate Bonds & Notes
Banking & Finance	33,163	1,164,561	1,335	1,199,059
Industrials	10,292	429,648	0	439,940
Utilities	0	109,709	0	109,709
Municipal Bonds & Notes
California	0	120,956	0	120,956
Georgia	0	401	0	401
Illinois	0	13,688	0	13,688
Indiana	0	405	0	405
Massachusetts	0	374	0	374
New York	0	1,976	0	1,976
Ohio	0	62,729	0	62,729
Utah	0	1,045	0	1,045
U.S. Government Agencies	0	17,375	0	17,375
U.S. Treasury Obligations	0	315,505	0	315,505
Non-Agency Mortgage-Backed Securities	0	1,121	0	1,121
Asset-Backed Securities	0	24,348	0	24,348
Convertible Preferred Securities
Banking & Finance	0	35,480	0	35,480
Preferred Securities
Banking & Finance	0	3,016	0	3,016
Short-Term Instruments
Repurchase Agreements	0	7,545	0	7,545
	$43,455	$2,331,652	$27,402	$2,402,509

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,848	$0	$0	$3,848

Total Investments	$47,303	$2,331,652	$27,402	$2,406,357

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,424	0	1,424
Over the counter	0	5,075	0	5,075
	$0	$6,499	$0	$6,499

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(254)	(44)	0	(298)
Over the counter	0	(6,206)	0	(6,206)

	$(254)	$(6,250)	$0	$(6,504)

Totals	$47,049	$2,331,901	$27,402	$2,406,352

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (2)
Investments in Securities, at Value
Bank Loan Obligations	$27,161	$0	$(1,010)	$0	$0	$(84)	$0	$0	$26,067	$(93)
Corporate Bonds & Notes
Banking & Finance	0	0	0	0	0	0	1,335	0	1,335	0
Asset-Backed Securities	946	0	(87)	0	0	4	0	(863)	0	0

	$28,107	$0	$(1,097)	$0	$0	$(80)	$1,335	$(863)	$27,402	$(93)

Financial Derivative Instruments - Liabilities
Over the counter	(5)	0	0	0	(13)	18	0	0	0	0

Totals	$28,102	$0	$(1,097)	$0	$(13)	$(62)	$1,335	$(863)	$27,402	$(93)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$26,067	Proxy Pricing	Base Price	98.40 - 100.50
Corporate Bonds & Notes
Banking & Finance	1,335	Third Party Vendor	Broker Quote	111.22

Total	$27,402

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Corporate Bond Portfolio

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 128.0%
BANK LOAN OBLIGATIONS 4.2%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023	$32,219	$32,257
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (e)	60,860	61,164
Charter Communications Operating LLC
3.000% due 07/01/2020	38,748	38,572
3.000% due 01/04/2021	12,853	12,789
3.500% due 01/24/2023	42,394	42,462
Dell International LLC
4.000% due 04/29/2020	17,534	17,525
Dell, Inc.
3.750% due 10/29/2018	8,644	8,649
Delos Finance SARL
3.500% due 03/06/2021	44,602	44,602
Delta Air Lines, Inc.
2.531% due 09/30/2019 (e)	88,277	86,842
2.632% due 05/09/2019 (e)	21,791	21,624
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	65,069	65,049
Hail Corp.
TBD% due 07/15/2041	27,500	27,648
HCA, Inc.
3.381% due 05/01/2018	1,687	1,691
3.710% due 03/17/2023	9,576	9,623
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	26,663	26,713
Las Vegas Sands LLC
3.250% due 12/19/2020	159,252	159,301
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (e)	62,674	62,021
Pennon Group PLC
5.125% due 12/15/2020	16,808	16,608
Rise Ltd.
4.750% due 01/31/2021 (e)	19,145	18,962
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016	3,217	3,216

Total Bank Loan Obligations (Cost $758,505)		757,318

CORPORATE BONDS & NOTES 83.2%
BANKING & FINANCE 26.9%
ABN AMRO Bank NV
4.750% due 07/28/2025	5,300	5,522
Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029	4,575	4,770
Alleghany Corp.
4.900% due 09/15/2044	5,400	5,654
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023	4,100	4,239
American Express Co.
4.900% due 03/15/2020 (d)	17,900	17,054
American International Group, Inc.
3.875% due 01/15/2035	18,759	18,030
3.900% due 04/01/2026	6,900	7,128
4.375% due 01/15/2055	9,800	9,108
4.500% due 07/16/2044	50,000	48,594
4.700% due 07/10/2035	9,550	9,910
American Tower Corp.
3.375% due 10/15/2026	3,100	3,124
4.400% due 02/15/2026	4,900	5,333
4.700% due 03/15/2022	32,925	36,384
5.000% due 02/15/2024	2,250	2,547
Aon PLC
4.250% due 12/12/2042	5,050	4,950
4.450% due 05/24/2043	7,550	7,583
4.600% due 06/14/2044	10,400	10,681
Aviation Capital Group Corp.
7.125% due 10/15/2020	7,650	8,692
Banco de Credito e Inversiones
4.000% due 02/11/2023	1,900	2,006
Banco do Brasil S.A.
3.875% due 10/10/2022	17,354	16,009
Bank of America Corp.
3.300% due 01/11/2023	8,384	8,644

3.500% due 04/19/2026		59,200	61,366
3.875% due 08/01/2025		39,400	42,016
4.000% due 04/01/2024		10,404	11,127
4.875% due 04/01/2044		45,900	52,453
7.750% due 05/14/2038		15,700	22,187
Bank of America N.A.
6.000% due 10/15/2036		1,700	2,177
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (d)		23,500	23,618
Bank One Corp.
8.000% due 04/29/2027		3,600	4,891
Barclays Bank PLC
7.625% due 11/21/2022		48,650	52,451
7.750% due 04/10/2023		11,800	12,198
10.179% due 06/12/2021		12,940	16,310
14.000% due 06/15/2019 (d)	GBP	18,400	29,761
BBVA Bancomer S.A.
6.500% due 03/10/2021		$45,935	50,643
6.750% due 09/30/2022		17,250	19,301
Berkshire Hathaway Finance Corp.
4.400% due 05/15/2042		8,350	9,402
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		24,100	27,626
BGC Partners, Inc.
5.375% due 12/09/2019		29,100	30,675
BNP Paribas S.A.
7.195% due 06/25/2037 (d)		17,300	18,727
7.375% due 08/19/2025 (d)		16,100	15,782
BPCE S.A.
4.625% due 07/11/2024		6,600	6,629
5.150% due 07/21/2024		7,100	7,404
5.700% due 10/22/2023		7,200	7,749
Brown & Brown, Inc.
4.200% due 09/15/2024		12,300	12,570
Cantor Fitzgerald LP
6.500% due 06/17/2022		25,450	26,902
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		200	220
Citigroup, Inc.
1.212% due 08/25/2036		1,000	669
3.400% due 05/01/2026		2,800	2,879
3.500% due 05/15/2023		1,600	1,636
3.700% due 01/12/2026		22,377	23,615
6.625% due 06/15/2032		900	1,111
8.125% due 07/15/2039		73,988	115,828
CME Group, Inc.
5.300% due 09/15/2043		5,925	7,593
Cooperatieve Rabobank UA
5.250% due 08/04/2045		22,950	25,723
6.875% due 03/19/2020	EUR	35,400	46,068
8.375% due 07/26/2016 (d)		$7,900	7,943
8.400% due 06/29/2017 (d)		8,069	8,463
11.000% due 06/30/2019 (d)		24,800	29,667
Countrywide Capital
8.050% due 06/15/2027		2,680	3,406
Credit Agricole S.A.
8.125% due 09/19/2033		29,900	32,143
8.375% due 10/13/2019 (d)		4,770	5,349
Credit Suisse AG
6.500% due 08/08/2023		72,477	76,119
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		18,550	18,198
3.800% due 09/15/2022		6,375	6,412
3.800% due 06/09/2023		4,000	3,998
4.875% due 05/15/2045		9,775	9,778
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		3,160	3,176
Crown Castle International Corp.
4.450% due 02/15/2026		15,750	17,140
CubeSmart LP
4.800% due 07/15/2022		2,100	2,336
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (d)		15,000	15,038
Doctors Co.
6.500% due 10/15/2023		31,800	35,581
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		22,055	22,638
Education Realty Operating Partnership LP
4.600% due 12/01/2024		3,300	3,395
ERP Operating LP
4.500% due 07/01/2044		20,150	22,606
Federal Realty Investment Trust
4.500% due 12/01/2044		1,200	1,314
Fidelity National Financial, Inc.
5.500% due 09/01/2022		29,500	32,572

First American Financial Corp.
4.300% due 02/01/2023		18,650	19,150
First Union Capital
7.950% due 11/15/2029		1,000	1,366
FMR LLC
4.950% due 02/01/2033		6,200	6,934
5.150% due 02/01/2043		7,600	8,638
6.450% due 11/15/2039		500	657
Ford Holdings LLC
9.300% due 03/01/2030		18,175	25,422
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		126,189	141,840
Goldman Sachs Group, Inc.
1.998% due 04/23/2021		102,500	102,763
3.500% due 01/23/2025		4,000	4,119
3.750% due 02/25/2026		17,000	17,872
4.000% due 03/03/2024		30,800	33,101
4.800% due 07/08/2044		20,050	22,230
5.750% due 01/24/2022		21,400	24,892
5.950% due 01/15/2027		210	243
6.125% due 02/15/2033		7,400	9,257
6.250% due 02/01/2041		14,825	19,224
6.450% due 05/01/2036		5,600	6,637
6.750% due 10/01/2037		124,500	154,127
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		2,300	2,694
Hanover Insurance Group, Inc.
4.500% due 04/15/2026		7,800	8,072
HBOS PLC
5.374% due 06/30/2021	EUR	8,000	10,167
6.750% due 05/21/2018		$10,623	11,421
HCP, Inc.
6.750% due 02/01/2041		4,500	5,501
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (d)	GBP	2,000	2,728
HSBC Bank USA N.A.
7.000% due 01/15/2039		$15,350	19,581
HSBC Capital Funding LP
10.176% due 06/30/2030 (d)		10,922	15,739
HSBC Finance Corp.
6.676% due 01/15/2021		18,375	20,571
HSBC Holdings PLC
3.600% due 05/25/2023		6,200	6,343
3.900% due 05/25/2026		10,325	10,669
4.250% due 08/18/2025		5,700	5,765
4.300% due 03/08/2026		42,541	45,191
5.250% due 09/16/2022 (d)	EUR	7,450	7,471
6.000% due 09/29/2023 (d)		23,445	25,086
6.000% due 03/29/2040	GBP	5,200	7,843
6.100% due 01/14/2042		$8,650	11,220
6.375% due 09/17/2024 (d)		20,000	18,925
6.375% due 03/30/2025 (d)		9,650	9,216
6.500% due 05/02/2036		21,400	25,672
6.500% due 09/15/2037		18,045	21,868
6.800% due 06/01/2038		26,100	32,630
7.000% due 04/07/2038	GBP	1,900	3,210
7.350% due 11/27/2032		$2,500	3,112
7.625% due 05/17/2032		11,547	14,833
Intesa Sanpaolo SpA
5.017% due 06/26/2024		7,400	6,812
6.500% due 02/24/2021		10,000	11,392
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	449
5.500% due 08/06/2022		17,100	17,524
JPMorgan Chase & Co.
3.125% due 01/23/2025		3,000	3,070
3.300% due 04/01/2026		5,910	6,126
3.900% due 07/15/2025		11,150	12,063
5.000% due 07/01/2019 (d)		31,275	29,946
5.300% due 05/01/2020 (d)		5,675	5,668
5.600% due 07/15/2041		22,500	28,612
5.625% due 08/16/2043		5,600	6,559
6.000% due 08/01/2023 (d)		13,410	13,729
6.100% due 10/01/2024 (d)		85,000	87,763
6.125% due 04/30/2024 (d)		37,100	38,491
6.400% due 05/15/2038		40,278	55,303
6.750% due 02/01/2024 (d)		33,742	37,201
7.900% due 04/30/2018 (d)		52,292	53,403
JPMorgan Chase Capital
1.581% due 09/30/2034		2,000	1,598
KBC Bank NV
8.000% due 01/25/2023		4,200	4,462
Kilroy Realty LP
4.250% due 08/15/2029		14,200	15,068
4.375% due 10/01/2025		4,100	4,437

Legg Mason, Inc.
5.625% due 01/15/2044		200	205
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	4,150	6,747
9.625% due 04/06/2023		2,200	3,823
9.875% due 12/16/2021		$400	414
12.000% due 12/16/2024 (d)		200	273
13.000% due 12/19/2021	AUD	6,900	5,355
Lloyds Banking Group PLC
5.300% due 12/01/2045		$3,996	4,195
Macquarie Bank Ltd.
6.625% due 04/07/2021		5,672	6,564
Manulife Financial Corp.
4.150% due 03/04/2026		3,600	3,860
5.375% due 03/04/2046		2,600	3,048
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		5,600	8,399
MetLife Capital Trust
7.875% due 12/15/2067		11,690	13,999
9.250% due 04/08/2068		42,766	58,795
MetLife, Inc.
5.250% due 06/15/2020 (d)		30,950	30,795
10.750% due 08/01/2069		3,132	4,877
Mitsubishi UFJ Financial Group, Inc.
3.850% due 03/01/2026		67,400	73,660
Mizuho Financial Group, Inc.
3.477% due 04/12/2026		12,400	13,247
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		3,000	3,151
Morgan Stanley
3.875% due 01/27/2026		31,995	34,132
6.375% due 07/24/2042		45,700	61,908
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054		28,500	28,571
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		32,300	49,423
Navient Corp.
5.500% due 01/15/2019		3,300	3,327
5.625% due 08/01/2033		26,175	18,519
7.250% due 01/25/2022		26,750	25,981
8.000% due 03/25/2020		21,750	22,280
8.450% due 06/15/2018		32,227	34,966
Neuberger Berman Group LLC
4.875% due 04/15/2045		9,700	8,611
New York Life Insurance Co.
6.750% due 11/15/2039		12,750	17,466
Nippon Life Insurance Co.
5.000% due 10/18/2042		8,000	8,648
5.100% due 10/16/2044		34,450	37,115
Nordea Bank AB
6.125% due 09/23/2024 (d)		6,250	5,930
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		33,429	42,854
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	478
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		6,000	6,100
5.250% due 01/15/2026		21,050	22,297
Pacific Life Insurance Co.
9.250% due 06/15/2039		112,931	171,820
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		23,025	31,764
Pinnacol Assurance
8.625% due 06/25/2034 (e)		24,000	26,613
Prologis LP
4.250% due 08/15/2023		4,000	4,437
Prudential Financial, Inc.
4.600% due 05/15/2044		25,560	27,571
5.100% due 08/15/2043		6,200	6,899
5.200% due 03/15/2044		1,400	1,374
5.625% due 06/15/2043		7,000	7,271
5.700% due 12/14/2036		3,500	4,197
5.800% due 11/16/2041		5,000	6,039
6.625% due 12/01/2037		700	906
6.625% due 06/21/2040		1,015	1,320
Regions Bank
6.450% due 06/26/2037		16,145	19,336
Regions Financial Corp.
7.375% due 12/10/2037		5,470	7,017
Rio Oil Finance Trust
9.750% due 01/06/2027		26,890	22,991
Royal Bank of Scotland PLC
9.500% due 03/16/2022		1,400	1,459
Santander UK Group Holdings PLC
5.625% due 09/15/2045		3,900	3,867

Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		11,850	12,804
6.125% due 02/07/2022		17,000	18,837
State Street Corp.
5.250% due 09/15/2020 (d)		15,000	15,488
Stifel Financial Corp.
4.250% due 07/18/2024		1,000	1,028
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		24,600	27,396
6.850% due 12/16/2039		60,905	82,949
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	363	483
TIAA Asset Management Finance Co. LLC
4.125% due 11/01/2024		$1,050	1,105
Transatlantic Holdings, Inc.
8.000% due 11/30/2039		13,533	18,773
Trust F/1401
6.950% due 01/30/2044		9,200	9,568
U.S. Bancorp
5.125% due 01/15/2021 (d)		8,150	8,395
UBS AG
4.750% due 05/22/2023		6,250	6,406
4.750% due 02/12/2026	EUR	4,400	5,124
5.125% due 05/15/2024		$58,221	59,453
7.250% due 02/22/2022		15,875	16,312
7.625% due 08/17/2022		101,007	114,643
UBS Group Funding Jersey Ltd.
4.125% due 09/24/2025		900	936
4.125% due 04/15/2026		36,300	37,875
Visa, Inc.
4.300% due 12/14/2045		16,900	19,554
Vonovia Finance BV
5.000% due 10/02/2023		2,200	2,426
WEA Finance LLC
4.750% due 09/17/2044		6,200	6,658
Wells Fargo & Co.
3.000% due 04/22/2026		64,500	65,830
3.550% due 09/29/2025		10,700	11,423
3.900% due 05/01/2045		68,550	72,229
4.125% due 08/15/2023		16,100	17,356
4.900% due 11/17/2045		7,675	8,425
5.375% due 02/07/2035		4,900	5,985
5.375% due 11/02/2043		38,900	45,451
5.606% due 01/15/2044		2,900	3,482
5.875% due 06/15/2025 (d)		3,400	3,630
5.900% due 06/15/2024 (d)		82,329	84,799
Wells Fargo Bank N.A.
5.850% due 02/01/2037		5,901	7,487
5.950% due 08/26/2036		800	1,011
6.600% due 01/15/2038		22,877	31,460
Wells Fargo Capital
5.950% due 12/01/2086		2,100	2,226
Welltower, Inc.
4.000% due 06/01/2025		13,400	14,116
6.500% due 03/15/2041		29,850	37,636
Weyerhaeuser Co.
6.875% due 12/15/2033		14,477	18,102
6.950% due 10/01/2027		4,500	5,704
7.375% due 03/15/2032		146,387	194,248
7.950% due 03/15/2025		850	1,110
8.500% due 01/15/2025		450	595
XLIT Ltd.
5.500% due 03/31/2045		5,850	5,803

			4,885,432

INDUSTRIALS 39.5%
21st Century Fox America, Inc.
4.750% due 09/15/2044		8,100	9,016
6.150% due 03/01/2037		600	750
6.150% due 02/15/2041		51,900	65,107
6.650% due 11/15/2037		2,031	2,673
6.900% due 08/15/2039		7,229	9,707
7.750% due 12/01/2045		4,773	7,001
AbbVie, Inc.
4.300% due 05/14/2036		25,200	25,752
4.400% due 11/06/2042		45,687	46,767
4.450% due 05/14/2046		24,650	25,117
4.500% due 05/14/2035		25,277	26,451
4.700% due 05/14/2045		25,800	27,413
Actavis Funding SCS
3.800% due 03/15/2025		9,400	9,798
4.550% due 03/15/2035		21,900	22,509
4.750% due 03/15/2045		29,142	30,637
4.850% due 06/15/2044		51,900	54,905

Actavis, Inc.
4.625% due 10/01/2042	9,508	9,860
ADT Corp.
4.125% due 06/15/2023	2,000	1,883
6.250% due 10/15/2021	4,750	5,099
Aetna, Inc.
4.250% due 06/15/2036	21,200	21,978
4.750% due 03/15/2044	50	55
Air Canada Pass-Through Trust
4.125% due 11/15/2026	16,373	16,884
Alcoa, Inc.
5.900% due 02/01/2027	1,900	1,938
Alibaba Group Holding Ltd.
3.600% due 11/28/2024 (f)	14,000	14,333
4.500% due 11/28/2034	1,200	1,255
Altria Group, Inc.
4.250% due 08/09/2042	8,005	8,782
5.375% due 01/31/2044	14,000	18,033
9.950% due 11/10/2038	12,747	23,013
10.200% due 02/06/2039	20,690	38,479
Amazon.com, Inc.
4.800% due 12/05/2034	17,450	20,600
4.950% due 12/05/2044	31,250	38,084
American Airlines Pass-Through Trust
3.200% due 12/15/2029	5,875	6,082
3.700% due 04/01/2028	5,298	5,516
4.375% due 04/01/2024	1,686	1,705
Amgen, Inc.
4.400% due 05/01/2045	1,000	1,048
4.563% due 06/15/2048	42,154	43,965
4.663% due 06/15/2051	175,034	183,438
4.950% due 10/01/2041	5,650	6,232
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	15,582
Anadarko Petroleum Corp.
6.450% due 09/15/2036	14,916	17,097
7.000% due 11/15/2027	1,000	1,076
7.950% due 06/15/2039	56,084	68,617
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	100	134
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	15,300	16,408
4.700% due 02/01/2036	101,600	114,677
4.900% due 02/01/2046	108,800	127,972
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	301
Anthem, Inc.
3.125% due 05/15/2022	1,000	1,036
4.625% due 05/15/2042	21,000	22,127
Apache Corp.
4.750% due 04/15/2043	500	516
5.100% due 09/01/2040	1,350	1,412
Apple, Inc.
3.850% due 05/04/2043	2,600	2,619
Archer-Daniels-Midland Co.
4.016% due 04/16/2043	10,500	11,210
Asciano Finance Ltd.
6.000% due 04/07/2023	19,900	21,394
AstraZeneca PLC
4.375% due 11/16/2045	2,300	2,517
Barnabas Health, Inc.
4.000% due 07/01/2028	14,600	15,136
Barrick North America Finance LLC
5.700% due 05/30/2041	9,900	10,265
Baxalta, Inc.
5.250% due 06/23/2045	600	653
Becton Dickinson and Co.
4.875% due 05/15/2044	16,000	18,526
Biogen, Inc.
5.200% due 09/15/2045	6,400	7,230
Boeing Co.
6.875% due 03/15/2039	2,600	3,914
Boston Scientific Corp.
3.850% due 05/15/2025	3,791	4,019
6.000% due 01/15/2020	5,200	5,925
7.000% due 11/15/2035	43,837	57,187
7.375% due 01/15/2040	48,082	64,019
Buckeye Partners LP
5.600% due 10/15/2044	3,800	3,621
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	43,438
4.450% due 03/15/2043	69,500	77,974
4.550% due 09/01/2044	4,940	5,700
4.900% due 04/01/2044	3,300	3,949
5.050% due 03/01/2041	11,900	14,358
5.750% due 05/01/2040	15,720	20,220

6.200% due 08/15/2036	800	1,063
6.530% due 07/15/2037	1,500	2,014
7.290% due 06/01/2036	800	1,144
7.950% due 08/15/2030	600	899
Canadian Pacific Railway Co.
4.800% due 09/15/2035	7,983	9,144
Caterpillar, Inc.
4.750% due 05/15/2064	100	111
CBS Corp.
4.850% due 07/01/2042	14,534	14,666
4.900% due 08/15/2044	9,850	10,033
7.875% due 07/30/2030	12,315	17,511
CC Holdings GS LLC
3.849% due 04/15/2023	29,710	31,742
Celgene Corp.
4.625% due 05/15/2044	3,950	4,086
Cenovus Energy, Inc.
5.200% due 09/15/2043	150	130
6.750% due 11/15/2039	16,900	17,810
CF Industries, Inc.
4.950% due 06/01/2043	5,550	5,125
Charter Communications Operating LLC
6.384% due 10/23/2035	42,664	50,694
6.484% due 10/23/2045	39,919	47,863
China Resources Gas Group Ltd.
4.500% due 04/05/2022 (f)	5,434	5,910
CNOOC Finance Ltd.
3.000% due 05/09/2023	400	398
3.875% due 05/02/2022	10,900	11,570
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	11,302
Comcast Corp.
4.500% due 01/15/2043	2,100	2,378
4.650% due 07/15/2042	46,600	53,637
4.750% due 03/01/2044	1,600	1,872
5.650% due 06/15/2035	10,000	13,051
6.400% due 05/15/2038	380	523
6.400% due 03/01/2040	78,173	109,491
6.450% due 03/15/2037	7,300	10,070
6.550% due 07/01/2039	49,110	68,489
6.950% due 08/15/2037	26,300	37,922
7.050% due 03/15/2033	6,275	8,806
ConAgra Foods, Inc.
7.000% due 10/01/2028	1,800	2,255
ConocoPhillips Co.
4.950% due 03/15/2026	14,450	16,411
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	5,761	6,056
7.250% due 05/10/2021	13,294	15,205
7.566% due 09/15/2021	6	6
Continental Resources, Inc.
3.800% due 06/01/2024	750	658
4.500% due 04/15/2023	18,800	17,625
4.900% due 06/01/2044	15,748	13,071
5.000% due 09/15/2022	5,700	5,584
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,863
5.625% due 10/18/2043	2,200	2,481
Cox Communications, Inc.
4.500% due 06/30/2043	22,291	19,522
4.700% due 12/15/2042	12,190	10,874
4.800% due 02/01/2035	15,800	14,815
6.450% due 12/01/2036	2,431	2,493
8.375% due 03/01/2039	45,327	54,954
Crown Castle Towers LLC
6.113% due 01/15/2040	13,410	14,931
CSN Islands Corp.
6.875% due 09/21/2019 (f)	7,032	3,868
CVS Pass-Through Trust
4.163% due 08/11/2036	10,607	10,976
4.704% due 01/10/2036	5,602	5,653
5.773% due 01/10/2033	1,394	1,557
5.789% due 01/10/2026	3,476	3,893
5.880% due 01/10/2028	4,169	4,707
5.926% due 01/10/2034	31,620	36,782
6.036% due 12/10/2028	2,154	2,449
6.943% due 01/10/2030	34,701	41,801
7.507% due 01/10/2032	92,412	116,534
8.353% due 07/10/2031	15,640	20,499
Daimler Finance North America LLC
8.500% due 01/18/2031	100	163
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	1,506	1,700
Deutsche Telekom International Finance BV
4.875% due 03/06/2042	2,700	3,160
8.750% due 06/15/2030	74,450	112,438
9.250% due 06/01/2032	250	400

Devon Energy Corp.
7.950% due 04/15/2032	18,380	21,118
Diamond 1 Finance Corp.
6.020% due 06/15/2026	64,900	67,457
8.100% due 07/15/2036	15,800	17,084
8.350% due 07/15/2046	34,450	37,227
Discovery Communications LLC
3.300% due 05/15/2022	300	304
4.375% due 06/15/2021	5,600	6,020
4.950% due 05/15/2042	800	697
6.350% due 06/01/2040	3,900	4,037
Dominion Gas Holdings LLC
4.800% due 11/01/2043	800	871
Domtar Corp.
6.750% due 02/15/2044	9,975	10,953
Dow Chemical Co.
9.400% due 05/15/2039	44,709	70,639
DP World Ltd.
6.850% due 07/02/2037	15,200	16,725
Ecopetrol S.A.
5.875% due 05/28/2045	7,300	6,373
7.375% due 09/18/2043	25,100	25,100
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	25,670	30,087
Empresa de Transporte de Pasajeros Metro S.A.
4.750% due 02/04/2024	1,800	1,941
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	4,600	4,703
Enbridge, Inc.
4.500% due 06/10/2044	6,875	5,981
Encana Corp.
6.500% due 08/15/2034	6,010	6,040
6.625% due 08/15/2037	8,292	8,277
7.200% due 11/01/2031	1,650	1,695
Energy Transfer Partners LP
4.900% due 03/15/2035	28,200	24,999
5.150% due 02/01/2043	22,085	19,819
5.150% due 03/15/2045	24,386	22,252
5.950% due 10/01/2043	3,888	3,772
6.050% due 06/01/2041	1,200	1,179
6.125% due 12/15/2045	37,200	38,729
6.500% due 02/01/2042	4,700	4,954
6.625% due 10/15/2036	7,000	7,356
7.500% due 07/01/2038	19,850	21,989
Entergy Louisiana LLC
3.250% due 04/01/2028	11,800	12,440
5.000% due 07/15/2044	4,300	4,488
Enterprise Products Operating LLC
3.750% due 02/15/2025	2,750	2,875
4.450% due 02/15/2043	96,400	96,871
4.850% due 08/15/2042	11,300	12,079
4.850% due 03/15/2044	40,955	43,439
5.100% due 02/15/2045	25,350	28,002
5.700% due 02/15/2042	5,600	6,552
5.750% due 03/01/2035	15,361	17,008
5.950% due 02/01/2041	7,513	8,839
6.125% due 10/15/2039	5,000	5,945
6.450% due 09/01/2040	2,395	2,913
7.550% due 04/15/2038	4,000	5,220
EQT Midstream Partners LP
4.000% due 08/01/2024	10,100	9,721
FedEx Corp.
3.875% due 08/01/2042	765	754
3.900% due 02/01/2035	5,500	5,613
4.550% due 04/01/2046	18,300	19,954
4.750% due 11/15/2045	13,150	14,725
5.100% due 01/15/2044	4,850	5,663
Fidelity National Information Services, Inc.
3.500% due 04/15/2023	6,500	6,760
5.000% due 10/15/2025	26,450	30,096
Ford Motor Co.
7.400% due 11/01/2046	7,050	9,929
8.900% due 01/15/2032	9,209	12,599
9.980% due 02/15/2047	5,300	8,196
Fortune Brands Home & Security, Inc.
4.000% due 06/15/2025	28,600	30,486
General Electric Co.
4.125% due 10/09/2042	42,200	46,565
4.500% due 03/11/2044	28,550	33,231
5.000% due 01/21/2021 (d)	8,882	9,448
5.875% due 01/14/2038	24,551	33,291
6.150% due 08/07/2037	2,401	3,332
6.750% due 03/15/2032	1,289	1,813
6.875% due 01/10/2039	10,268	15,539

Georgia-Pacific LLC
7.250% due 06/01/2028	14,460	19,959
7.375% due 12/01/2025	400	534
7.750% due 11/15/2029	4,000	5,810
8.875% due 05/15/2031	20,200	32,455
Gilead Sciences, Inc.
4.600% due 09/01/2035	16,700	18,591
4.750% due 03/01/2046	7,700	8,765
4.800% due 04/01/2044	2,700	3,059
Glencore Finance Canada Ltd.
5.550% due 10/25/2042	10,430	8,632
6.000% due 11/15/2041	670	572
6.900% due 11/15/2037	100	93
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	8,600	8,342
GNL Quintero S.A.
4.634% due 07/31/2029	5,000	5,125
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	8,490	8,405
Goldcorp, Inc.
3.700% due 03/15/2023	9,925	10,119
5.450% due 06/09/2044	33,900	34,412
GTL Trade Finance, Inc.
5.893% due 04/29/2024	7,484	6,636
7.250% due 04/16/2044	15,200	12,844
GTP Acquisition Partners LLC
3.482% due 06/15/2050	7,500	7,587
Halliburton Co.
4.850% due 11/15/2035	14,900	16,194
Harris Corp.
4.854% due 04/27/2035	2,150	2,369
5.054% due 04/27/2045	1,500	1,709
HCA, Inc.
4.750% due 05/01/2023	6,300	6,473
5.000% due 03/15/2024	2,050	2,127
5.875% due 03/15/2022	14,450	15,750
Heineken NV
4.000% due 10/01/2042	2,000	2,055
Hess Corp.
6.000% due 01/15/2040	8,780	9,114
7.300% due 08/15/2031	3,300	3,801
7.875% due 10/01/2029	4,270	5,099
Holcim Capital Corp. Ltd.
6.500% due 09/12/2043	1,700	2,035
Home Depot, Inc.
4.250% due 04/01/2046	14,700	16,846
4.400% due 03/15/2045	10,850	12,614
HP, Inc.
6.000% due 09/15/2041	450	434
Humana, Inc.
8.150% due 06/15/2038	1,000	1,455
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	19,850	20,587
4.250% due 07/21/2025	17,200	18,663
International Paper Co.
4.800% due 06/15/2044	12,450	12,714
6.000% due 11/15/2041	7,400	8,807
7.300% due 11/15/2039	5,000	6,599
8.700% due 06/15/2038	11,500	16,775
JM Smucker Co.
4.250% due 03/15/2035	6,500	7,084
4.375% due 03/15/2045	2,600	2,840
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	46,737
Kellogg Co.
4.500% due 04/01/2046	6,800	7,318
Kerr-McGee Corp.
6.950% due 07/01/2024	3,408	3,948
7.875% due 09/15/2031	2,400	2,868
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	15,559	14,077
5.000% due 08/15/2042	15,500	14,674
5.000% due 03/01/2043	37,000	35,178
5.500% due 03/01/2044	2,250	2,260
5.625% due 09/01/2041	1,700	1,634
5.800% due 03/15/2035	13,742	14,165
6.375% due 03/01/2041	6,000	6,279
6.500% due 02/01/2037	12,219	12,864
6.500% due 09/01/2039	36,345	38,148
6.550% due 09/15/2040	30,300	31,704
6.950% due 01/15/2038	46,800	51,912
7.400% due 03/15/2031	500	547
7.500% due 11/15/2040	21,847	24,804
Kinder Morgan, Inc.
5.300% due 12/01/2034	3,350	3,285
5.550% due 06/01/2045	25,000	25,499

7.750% due 01/15/2032	200	225
7.800% due 08/01/2031	2,000	2,251
KLA-Tencor Corp.
4.650% due 11/01/2024	11,000	12,025
Kraft Heinz Foods Co.
5.000% due 07/15/2035	2,400	2,763
5.000% due 06/04/2042	13,250	15,281
5.200% due 07/15/2045	4,000	4,759
6.375% due 07/15/2028	650	811
6.500% due 02/09/2040	103,898	137,754
6.750% due 03/15/2032	5,025	6,454
6.875% due 01/26/2039	3,900	5,343
7.125% due 08/01/2039	38,143	53,628
Kroger Co.
5.400% due 07/15/2040	35	42
6.900% due 04/15/2038	5,000	6,988
7.500% due 04/01/2031	150	210
Lam Research Corp.
3.800% due 03/15/2025	5,900	6,113
Lender Processing Services, Inc.
5.750% due 04/15/2023	13,150	13,840
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,544
4.500% due 05/15/2036	2,100	2,353
4.700% due 05/15/2046	8,000	9,454
Lowe’s Cos., Inc.
3.700% due 04/15/2046	8,300	8,564
LyondellBasell Industries NV
5.750% due 04/15/2024	2,800	3,339
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	11,303
Magna International, Inc.
3.625% due 06/15/2024	19,745	20,871
Marathon Oil Corp.
5.200% due 06/01/2045	10,450	9,134
Masco Corp.
4.375% due 04/01/2026	15,400	15,962
5.950% due 03/15/2022	7,740	8,674
6.500% due 08/15/2032	13,602	14,503
7.750% due 08/01/2029	5,450	6,453
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,385
McKesson Corp.
4.883% due 03/15/2044	6,100	6,989
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	12,950	12,173
Medtronic, Inc.
4.375% due 03/15/2035	1,311	1,481
4.625% due 03/15/2045	26,150	30,850
Microsoft Corp.
4.000% due 02/12/2055	500	502
4.450% due 11/03/2045	8,300	9,359
4.750% due 11/03/2055	16,700	18,964
Mid-America Apartments LP
4.300% due 10/15/2023	13,000	14,008
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	13,400	12,830
Molson Coors Brewing Co.
5.000% due 05/01/2042	200	225
Moody’s Corp.
5.250% due 07/15/2044	4,144	5,063
Motorola Solutions, Inc.
5.500% due 09/01/2044	15,300	13,831
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)	16,400	16,953
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	36,773
5.950% due 04/01/2041	53,800	71,779
6.400% due 04/30/2040	9,100	12,634
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	22,905	21,518
Newell Brands, Inc.
5.375% due 04/01/2036	3,200	3,709
5.500% due 04/01/2046	8,100	9,666
Newmont Mining Corp.
6.250% due 10/01/2039	11,710	13,081
Nexen Energy ULC
6.400% due 05/15/2037	1,100	1,371
7.500% due 07/30/2039	2,410	3,264
Noble Holding International Ltd.
5.250% due 03/15/2042	17,340	9,927
6.050% due 03/01/2041	41,350	24,913
Norfolk Southern Corp.
4.450% due 06/15/2045	700	775
4.650% due 01/15/2046	3,300	3,833

Northern Natural Gas Co.
4.100% due 09/15/2042	15,000	15,851
Norwegian Air Shuttle
4.875% due 11/10/2029	11,800	11,903
Occidental Petroleum Corp.
4.400% due 04/15/2046	5,000	5,543
ONEOK Partners LP
6.125% due 02/01/2041	20,852	21,979
6.200% due 09/15/2043	45,950	49,010
6.650% due 10/01/2036	4,765	5,004
6.850% due 10/15/2037	8,494	9,225
Oracle Corp.
3.900% due 05/15/2035	2,175	2,225
4.375% due 05/15/2055	1,700	1,792
4.500% due 07/08/2044	11,800	13,320
Owens Corning
4.200% due 12/15/2022	8,070	8,618
Pearson Funding PLC
3.750% due 05/08/2022	10,160	10,215
PepsiCo, Inc.
4.000% due 03/05/2042	2,400	2,586
Pfizer, Inc.
4.300% due 06/15/2043	400	450
4.400% due 05/15/2044	5,500	6,262
5.600% due 09/15/2040	35,765	46,381
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	3,777
4.125% due 03/04/2043	2,575	2,775
4.250% due 11/10/2044	19,500	21,488
4.375% due 11/15/2041	12,700	14,015
4.875% due 11/15/2043	2,500	2,985
6.375% due 05/16/2038	11,235	15,579
Phillips 66
5.875% due 05/01/2042	4,050	4,884
Pioneer Natural Resources Co.
3.950% due 07/15/2022	250	262
7.200% due 01/15/2028	24,475	30,093
7.500% due 01/15/2020	8,872	10,398
PPG Industries, Inc.
5.500% due 11/15/2040	3,600	4,243
Pride International, Inc.
7.875% due 08/15/2040	31,180	21,915
Prime Security One MS, Inc.
4.875% due 07/15/2032	81,830	63,316
QUALCOMM, Inc.
3.450% due 05/20/2025	5,000	5,322
4.650% due 05/20/2035	23,040	24,943
4.800% due 05/20/2045	28,050	29,293
QVC, Inc.
4.375% due 03/15/2023	1,700	1,713
4.450% due 02/15/2025	2,200	2,217
4.850% due 04/01/2024	21,000	21,782
5.125% due 07/02/2022	6,820	7,363
5.450% due 08/15/2034	35,700	33,164
5.950% due 03/15/2043	48,255	44,806
RELX Capital, Inc.
3.125% due 10/15/2022	7,102	7,229
Reynolds American, Inc.
5.850% due 08/15/2045	17,600	22,590
6.150% due 09/15/2043	10,920	14,326
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031	1,110	1,360
Rio Tinto Finance USA PLC
4.125% due 08/21/2042	3,300	3,295
4.750% due 03/22/2042	13,500	14,369
Rockies Express Pipeline LLC
5.625% due 04/15/2020	9,000	9,067
6.875% due 04/15/2040	8,450	8,091
7.500% due 07/15/2038	25,640	25,384
Rogers Communications, Inc.
5.000% due 03/15/2044	6,050	6,871
Rohm & Haas Co.
7.850% due 07/15/2029	6,813	9,406
SABMiller Holdings, Inc.
4.950% due 01/15/2042	7,000	8,145
Sealed Air Corp.
6.875% due 07/15/2033	2,000	2,130
Sky PLC
3.125% due 11/26/2022	4,200	4,303
3.750% due 09/16/2024	2,800	2,915
Southern Co.
4.250% due 07/01/2036	9,300	9,901
4.400% due 07/01/2046	25,900	27,979
Southern Natural Gas Co. LLC
8.000% due 03/01/2032	8,346	9,279

Southwestern Energy Co.
4.100% due 03/15/2022	6,600	5,923
4.950% due 01/23/2025 (f)	8,469	8,162
Starbucks Corp.
4.300% due 06/15/2045	3,300	3,933
Statoil ASA
3.950% due 05/15/2043	2,200	2,291
4.800% due 11/08/2043	6,600	7,716
5.100% due 08/17/2040	11,000	13,213
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	2,000	2,086
4.950% due 01/15/2043	27,800	25,813
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023	7,750	8,310
Sysco Corp.
4.500% due 04/01/2046	5,600	5,991
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	27,468	35,391
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	320	379
Tesco PLC
6.150% due 11/15/2037	3,450	3,241
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	261	314
Thermo Fisher Scientific, Inc.
4.150% due 02/01/2024	5,300	5,796
5.300% due 02/01/2044	14,025	16,377
Thomson Reuters Corp.
4.300% due 11/23/2023	22,700	24,811
5.650% due 11/23/2043	23,336	27,182
Time Warner Cable, Inc.
5.500% due 09/01/2041	14,800	15,588
5.875% due 11/15/2040	5,000	5,466
6.550% due 05/01/2037	2,250	2,633
6.750% due 06/15/2039	52,495	61,902
7.300% due 07/01/2038	2,080	2,614
8.250% due 04/01/2019	1,430	1,662
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,473
8.375% due 07/15/2033	18,520	24,900
Time Warner, Inc.
4.650% due 06/01/2044	10,705	11,304
4.900% due 06/15/2042	3,000	3,237
5.350% due 12/15/2043	3,300	3,797
5.375% due 10/15/2041	5,000	5,773
6.100% due 07/15/2040	28,600	35,095
6.200% due 03/15/2040	10,000	12,331
6.250% due 03/29/2041	14,950	18,891
6.500% due 11/15/2036	20,625	26,250
7.700% due 05/01/2032	21,050	29,413
Topaz Solar Farms LLC
4.875% due 09/30/2039	7,437	7,969
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	3,484	4,276
7.250% due 08/15/2038	2,600	3,527
7.625% due 01/15/2039	4,900	6,911
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042	2,600	2,374
5.400% due 08/15/2041	4,330	4,267
Tyson Foods, Inc.
4.875% due 08/15/2034	950	1,064
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	9,413	9,942
4.625% due 12/03/2026	3,583	3,821
7.125% due 04/22/2025	2,972	3,526
Union Pacific Corp.
4.250% due 04/15/2043	1,000	1,105
4.375% due 11/15/2065	2,500	2,684
United Airlines Pass-Through Trust
3.100% due 01/07/2030	42,200	42,991
3.450% due 01/07/2030	2,600	2,668
3.750% due 03/03/2028	6,408	6,784
4.000% due 10/11/2027	15,555	16,422
4.300% due 02/15/2027	17,651	19,064
UnitedHealth Group, Inc.
4.625% due 07/15/2035	7,100	8,267
4.625% due 11/15/2041	14,000	16,022
4.750% due 07/15/2045	15,099	18,326
5.800% due 03/15/2036	300	394
5.950% due 02/15/2041	4,700	6,173
6.625% due 11/15/2037	2,150	3,047
Viacom, Inc.
4.375% due 03/15/2043	12,730	10,326
4.500% due 02/27/2042	10,565	8,802
4.850% due 12/15/2034	13,052	12,211
5.250% due 04/01/2044	13,690	12,882
5.850% due 09/01/2043	14,600	14,696

Virgin Australia Trust
5.000% due 04/23/2025		2,078	2,149
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,624	2,294
Wal-Mart Stores, Inc.
4.000% due 04/11/2043		$22,200	24,722
Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026		14,800	15,247
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		9,100	8,693
Western Gas Partners LP
5.450% due 04/01/2044		5,100	4,891
WestRock RKT Co.
4.000% due 03/01/2023		8,350	8,734
4.900% due 03/01/2022		4,000	4,446
Whirlpool Corp.
5.150% due 03/01/2043		21,075	23,826
Whole Foods Market, Inc.
5.200% due 12/03/2025		4,200	4,539
Williams Cos., Inc.
7.500% due 01/15/2031		5,227	5,279
8.750% due 03/15/2032		29,088	31,270
Williams Partners LP
3.900% due 01/15/2025		3,168	2,886
5.100% due 09/15/2045		9,425	8,117
5.400% due 03/04/2044		8,300	7,413
5.800% due 11/15/2043		10,360	9,654
6.300% due 04/15/2040		22,870	21,770
Woodside Finance Ltd.
3.650% due 03/05/2025		4,800	4,700
Wyeth LLC
5.950% due 04/01/2037		500	667
Wynn Las Vegas LLC
4.250% due 05/30/2023		66,427	61,694
5.375% due 03/15/2022		22,130	22,573
5.500% due 03/01/2025		126,050	122,426
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		7,400	7,446
4.450% due 08/15/2045		55,141	56,382

			7,157,732

UTILITIES 16.8%
AGL Capital Corp.
5.875% due 03/15/2041		7,500	9,189
Alabama Power Co.
3.850% due 12/01/2042		3,750	3,917
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039		31,093	29,507
American Transmission Systems, Inc.
5.000% due 09/01/2044		11,300	12,329
American Water Capital Corp.
4.300% due 12/01/2042		8,700	9,811
6.593% due 10/15/2037		150	218
Anadarko Finance Co.
7.500% due 05/01/2031		11,274	13,538
Appalachian Power Co.
4.400% due 05/15/2044		6,350	6,850
5.800% due 10/01/2035		2,176	2,627
6.375% due 04/01/2036		4,450	5,619
6.700% due 08/15/2037		3,600	4,673
7.000% due 04/01/2038		3,693	4,978
AT&T Corp.
8.250% due 11/15/2031		500	721
AT&T, Inc.
4.300% due 12/15/2042		9,103	8,758
4.350% due 06/15/2045		50,177	48,851
4.500% due 05/15/2035		4,000	4,100
4.750% due 05/15/2046		6,900	7,100
4.800% due 06/15/2044		94,000	97,221
5.150% due 03/15/2042		5,500	5,942
5.350% due 09/01/2040		115,891	127,292
5.550% due 08/15/2041		21,000	23,636
6.000% due 08/15/2040		4,400	5,159
6.300% due 01/15/2038		26,830	32,380
6.375% due 03/01/2041		22,200	27,124
6.500% due 09/01/2037		15,118	18,745
6.550% due 02/15/2039		19,900	24,616
Berkshire Hathaway Energy Co.
4.500% due 02/01/2045		580	654
5.950% due 05/15/2037		1,500	1,959
6.125% due 04/01/2036		10,425	13,850
6.500% due 09/15/2037		24,750	34,151
BG Energy Capital PLC
5.125% due 10/15/2041		4,150	4,686

British Telecommunications PLC
9.375% due 12/15/2030		12,410	19,107
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		17,167	16,918
Cleco Corporate Holdings LLC
4.973% due 05/01/2046		1,000	1,055
Cleco Power LLC
6.000% due 12/01/2040		17,400	21,965
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036		7,000	7,733
CMS Energy Corp.
4.700% due 03/31/2043		9,300	10,551
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		42,750	45,410
Consolidated Edison Co. of New York, Inc.
5.300% due 03/01/2035		900	1,094
5.500% due 12/01/2039		3,400	4,298
5.700% due 06/15/2040		5,000	6,469
6.300% due 08/15/2037		4,000	5,346
6.750% due 04/01/2038		9,950	14,121
DTE Electric Co.
3.950% due 06/15/2042		500	544
4.300% due 07/01/2044		9,150	10,541
Duke Energy Carolinas LLC
4.250% due 12/15/2041		16,400	18,433
6.000% due 01/15/2038		50	67
6.100% due 06/01/2037		300	397
Duke Energy Florida LLC
5.650% due 04/01/2040		7,400	9,782
Duke Energy Indiana LLC
4.900% due 07/15/2043		105	126
6.120% due 10/15/2035		6,724	8,955
Duke Energy Progress LLC
4.100% due 03/15/2043		4,701	5,154
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		8,150	9,355
Electricite de France S.A.
4.875% due 01/22/2044		11,140	11,732
4.950% due 10/13/2045		4,655	5,160
6.950% due 01/26/2039		17,208	23,021
Emera U.S. Finance LP
4.750% due 06/15/2046		14,800	15,139
Emera, Inc.
6.750% due 06/15/2076		19,000	19,302
Enable Midstream Partners LP
5.000% due 05/15/2044		18,213	14,447
EnBW Energie Baden-Wuerttemberg AG
7.375% due 04/02/2072	EUR	2,200	2,543
Entergy Corp.
5.125% due 09/15/2020		$2,400	2,632
Exelon Generation Co. LLC
5.600% due 06/15/2042		12,346	12,984
6.250% due 10/01/2039		13,115	14,460
FirstEnergy Corp.
7.375% due 11/15/2031		29,306	36,488
FirstEnergy Solutions Corp.
6.800% due 08/15/2039		67,726	68,627
FirstEnergy Transmission LLC
4.350% due 01/15/2025		250	265
5.450% due 07/15/2044		10,100	11,052
Florida Power & Light Co.
4.050% due 10/01/2044		4,200	4,766
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		16,950	16,782
6.000% due 11/27/2023		17,825	19,107
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028		11,600	11,412
5.999% due 01/23/2021		20,300	21,975
6.510% due 03/07/2022		32,275	35,422
Idaho Power Co.
4.850% due 08/15/2040		9,000	10,487
Indiana Michigan Power Co.
4.550% due 03/15/2046		500	558
Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	6,881
Jersey Central Power & Light Co.
6.150% due 06/01/2037		6,200	7,327
Kentucky Utilities Co.
5.125% due 11/01/2040		17,600	22,130
Koninklijke KPN NV
8.375% due 10/01/2030		28,590	39,659
Metropolitan Edison Co.
3.500% due 03/15/2023		1,900	1,959
MidAmerican Energy Co.
5.800% due 10/15/2036		3,000	3,936

Monongahela Power Co.
5.400% due 12/15/2043		700	883
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		5,650	5,951
4.278% due 10/01/2034		9,000	9,786
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		22,300	22,491
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		12,350	3,581
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		5,673	1,064
6.750% due 10/01/2023		1,865	364
Oglethorpe Power Corp.
5.250% due 09/01/2050		25,000	28,846
Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,323
8.250% due 10/15/2038		1,000	1,500
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040		15,100	18,526
5.300% due 06/01/2042		600	751
7.250% due 01/15/2033		3,400	4,851
7.500% due 09/01/2038		4,615	6,755
Orange S.A.
5.500% due 02/06/2044		14,165	17,912
9.000% due 03/01/2031		11,250	17,475
Pacific Gas & Electric Co.
4.300% due 03/15/2045		3,700	4,169
4.450% due 04/15/2042		5,150	5,816
4.600% due 06/15/2043		85	98
4.750% due 02/15/2044		3,800	4,511
5.400% due 01/15/2040		800	1,022
5.800% due 03/01/2037		8,600	11,264
6.050% due 03/01/2034		5,630	7,527
6.250% due 03/01/2039		9,900	13,365
6.350% due 02/15/2038		1,000	1,362
PacifiCorp
6.000% due 01/15/2039		200	271
PECO Energy Co.
4.150% due 10/01/2044		8,900	10,194
Pennsylvania Electric Co.
6.150% due 10/01/2038		500	576
Petrobras Global Finance BV
5.375% due 10/01/2029	GBP	14,000	13,461
5.625% due 05/20/2043		$44,687	32,076
6.750% due 01/27/2041		200	162
6.850% due 06/05/2115		21,500	16,448
Petroleos Mexicanos
5.500% due 06/27/2044		112,755	102,444
5.625% due 01/23/2046		105,650	96,696
6.375% due 01/23/2045		29,069	29,360
Plains All American Pipeline LP
4.300% due 01/31/2043		8,620	6,951
4.700% due 06/15/2044		21,475	18,420
4.900% due 02/15/2045		6,000	5,386
5.150% due 06/01/2042		58,085	51,818
PPL Electric Utilities Corp.
5.200% due 07/15/2041		5,500	6,970
Progress Energy, Inc.
7.750% due 03/01/2031		400	562
Puget Sound Energy, Inc.
5.764% due 07/15/2040		9,000	12,013
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		5,000	5,475
6.332% due 09/30/2027		1,950	2,208
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		57,300	56,713
5.500% due 04/08/2044		41,000	41,547
Shell International Finance BV
3.625% due 08/21/2042		2,400	2,317
4.125% due 05/11/2035 (f)		71,200	76,978
4.550% due 08/12/2043		9,850	10,987
5.500% due 03/25/2040		2,000	2,484
Southern California Edison Co.
6.000% due 01/15/2034		400	531
6.650% due 04/01/2029		600	796
Southern Power Co.
6.375% due 11/15/2036		3,500	3,541
Southwestern Electric Power Co.
6.200% due 03/15/2040		3,100	3,875
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,572
SSE PLC
5.625% due 10/01/2017 (d)	EUR	2,500	2,893
5.625% due 10/01/2017 (d)		$200	206
Telecom Italia Capital S.A.
7.200% due 07/18/2036		7,845	7,894
7.721% due 06/04/2038		17,800	18,601

Telecom Italia SpA
6.375% due 06/24/2019	GBP	6,500	9,542
Telefonica Europe BV
8.250% due 09/15/2030		$26,902	38,472
Toledo Edison Co.
6.150% due 05/15/2037		11,490	14,177
Verizon Communications, Inc.
3.850% due 11/01/2042		23,160	21,919
4.522% due 09/15/2048		112,111	116,301
4.672% due 03/15/2055		333,881	338,793
4.750% due 11/01/2041		3,500	3,749
4.862% due 08/21/2046		84,772	92,955
5.012% due 08/21/2054		245,422	261,767
6.000% due 04/01/2041		15,617	19,512
6.400% due 09/15/2033		7,144	9,165
Virginia Electric & Power Co.
6.000% due 05/15/2037		400	538
Vodafone Group PLC
4.375% due 02/19/2043		21,625	20,480
6.150% due 02/27/2037		17,613	20,599
6.250% due 11/30/2032		2,650	3,058
Wisconsin Electric Power Co.
5.700% due 12/01/2036		220	288

			3,056,809

Total Corporate Bonds & Notes (Cost $14,202,663)			15,099,973

MUNICIPAL BONDS & NOTES 6.7%
CALIFORNIA 3.5%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		15,300	22,637
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		12,300	19,178
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		700	926
6.907% due 10/01/2050		29,845	47,920
6.918% due 04/01/2040		1,600	2,334
7.043% due 04/01/2050		49,575	78,826
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040		2,220	2,957
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		4,500	6,408
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026		2,550	3,545
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		15,575	23,604
7.350% due 11/01/2039		1,000	1,517
7.500% due 04/01/2034		5,580	8,460
7.550% due 04/01/2039		23,720	37,520
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		30,870	49,734
7.625% due 03/01/2040		14,250	22,540
7.950% due 03/01/2036		22,100	26,867
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		9,010	13,082
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		2,000	2,725
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		10,000	14,185
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049		34,095	53,751
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039		5,300	7,155
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		15,400	21,711
7.618% due 08/01/2040		5,200	8,194
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039		5,000	6,749
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050		400	635
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027		1,800	2,310
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034		250	331
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		18,585	26,799
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027		5,000	6,620
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		100	134
5.813% due 06/01/2040		300	405
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043		2,000	2,941

Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,238
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	666
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	14,388
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	15,251
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	6,600	9,705
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	10,000	13,168
6.548% due 05/15/2048	25,100	36,683
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	400	608
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,800	2,586
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	400	457
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	2,675	3,577
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,800	2,438
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	5,402

		628,867

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	8,590	11,495
6.655% due 04/01/2057	44,110	58,879

		70,374

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,105
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	16,400	21,342
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	25,400	25,810
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,569

		51,826

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	2,474

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	400	507

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,339

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,519

NEW JERSEY 0.3%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	15,528
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	20,805	31,487
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	535
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	364

		47,914

NEW YORK 1.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	6,900	9,615
6.814% due 11/15/2040	18,085	26,382
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.968% due 03/01/2036	8,950	12,394
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	8,820

5.508% due 08/01/2037	800	1,049
5.572% due 11/01/2038	9,000	12,097
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,560
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	641
5.389% due 03/15/2040	200	267
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	3,394
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	12,124
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	668
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	255
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	96,041
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	3,133
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	10,000	13,355

		201,795

OHIO 0.6%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	1,000	1,353
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	3,100	4,064
8.084% due 02/15/2050	50,725	82,091
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,609
7.734% due 02/15/2033	7,325	10,782
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	75

		99,974

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	14,132
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	4,154
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	1,685	1,819

		20,105

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	17,500	24,716

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	19,971
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,100	10,917
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	16,000	20,543

		51,431

Total Municipal Bonds & Notes (Cost $929,772)		1,208,841

U.S. GOVERNMENT AGENCIES 1.1%
Fannie Mae
4.000% due 10/01/2040	807	868
6.000% due 01/01/2023 - 06/01/2038	39	45
7.000% due 11/01/2026	19	22
8.500% due 08/01/2026	1	2
Fannie Mae, TBA
3.500% due 08/01/2046	97,600	102,850
4.000% due 07/01/2046 - 08/01/2046	87,300	93,508
Freddie Mac
3.033% due 08/15/2032	53	56
Ginnie Mae
4.500% due 09/15/2033	15	16
8.500% due 09/15/2030	5	5

Total U.S. Government Agencies (Cost $196,909)		197,372

U.S. TREASURY OBLIGATIONS 31.3%
U.S. Treasury Bonds
2.500% due 02/15/2045 (f)	266,000	277,258
2.500% due 02/15/2046 (f)	751,838	783,615

2.750% due 11/15/2042 (f)(h)(j)	410,000	451,521
2.875% due 08/15/2045 (f)(h)(j)	105,207	118,173
3.000% due 11/15/2044 (f)(h)(j)	94,739	109,041
3.000% due 05/15/2045 (f)(h)(j)	390,183	448,977
3.125% due 02/15/2042 (f)(h)(j)	297,500	351,945
3.125% due 02/15/2043 (f)(h)(j)	199,000	234,824
3.625% due 02/15/2044 (f)(h)(j)	302,675	390,610
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2025 (h)	66,579	68,626
0.625% due 01/15/2026 (h)	65,239	68,765
0.750% due 02/15/2045 (f)	34,566	34,821
1.000% due 02/15/2046 (f)	23,726	25,666
1.375% due 02/15/2044 (j)	5,132	5,948
1.750% due 01/15/2028 (h)	14,160	16,578
2.000% due 01/15/2026 (h)	17,597	20,730
2.375% due 01/15/2027 (f)(h)	116,607	143,324
2.500% due 01/15/2029 (h)(j)	23,510	29,837
3.875% due 04/15/2029 (h)(j)	873	1,259
U.S. Treasury Notes
0.625% due 12/31/2016 (j)	354	354
1.625% due 02/15/2026 (f)	206,511	208,971
1.625% due 05/15/2026 (f)	17,621	17,848
2.000% due 08/15/2025 (f)(h)(j)	1,265,000	1,323,309
2.250% due 11/15/2025 (f)	313,865	335,051
U.S. Treasury STRIPS
0.000% due 11/15/2042 (b)	35,100	18,821
0.000% due 05/15/2043 (b)	17,300	9,124
0.000% due 11/15/2043 (b)	121,050	64,283
0.000% due 02/15/2044 (b)	149,500	78,026
0.000% due 05/15/2044 (b)	22,050	11,337
0.000% due 11/15/2044 (b)	17,300	8,714
0.000% due 02/15/2045 (b)	17,300	8,647
0.000% due 08/15/2045 (b)	15,300	7,535

Total U.S. Treasury Obligations (Cost $5,080,145)		5,673,538

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	20,220	24,409
BCAP LLC Trust
0.946% due 05/26/2035	557	525
1.250% due 11/26/2046	319	307
4.000% due 02/26/2037	511	508
Merrill Lynch Mortgage Investors Trust
1.638% due 01/25/2029	153	144
1.701% due 03/25/2028	62	59
Structured Adjustable Rate Mortgage Loan Trust
2.855% due 09/25/2034	1,872	1,849

Total Non-Agency Mortgage-Backed Securities (Cost $26,828)		27,801

ASSET-BACKED SECURITIES 0.4%
AIM Aviation Finance Ltd.
4.213% due 02/15/2040	22,438	22,236
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	2,640	2,745
Carlyle Global Market Strategies CLO Ltd.
1.864% due 04/20/2022	15,500	15,485
Eagle Ltd.
2.570% due 12/15/2039	7,406	7,305
SBA Tower Trust
3.869% due 10/15/2049	11,400	11,710
Structured Asset Investment Loan Trust
1.353% due 01/25/2035	4,026	3,986
Voya CLO Ltd.
1.948% due 10/15/2022	5,600	5,591

Total Asset-Backed Securities (Cost $69,100)		69,058

SOVEREIGN ISSUES 0.4%
Brazil Government International Bond
5.000% due 01/27/2045	46,630	41,967
Colombia Government International Bond
6.125% due 01/18/2041	200	233
Mexico Government International Bond
4.600% due 01/23/2046	4,171	4,416
5.550% due 01/21/2045	19,780	23,761
5.750% due 10/12/2110	1,550	1,724
6.050% due 01/11/2040	1,238	1,565

Spain Government International Bond
2.150% due 10/31/2025	EUR	1,500	1,809

Total Sovereign Issues (Cost $74,631)			75,475

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (d)		20,200	26,252

Total Convertible Preferred Securities (Cost $24,500)			26,252

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.2%
AgriBank FCB
6.875% due 01/01/2024 (d)		130,000	13,719
Citigroup Capital
7.008% due 10/30/2040		250,000	6,517
Public Storage
6.375% due 03/17/2019 (d)		75,000	2,123
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		537,000	15,981
State Street Corp.
5.900% due 03/15/2024 (d)		136,000	3,853
Ventas Realty LP
5.450% due 03/15/2043		120,000	3,324

			45,517

INDUSTRIALS 0.0%
Entergy Louisiana LLC
4.700% due 06/01/2063		29,925	760

UTILITIES 0.2%
DTE Energy Co.
5.250% due 12/01/2062		11,150	287
Entergy Arkansas, Inc.
4.750% due 06/01/2063		38,000	963
Entergy Texas, Inc.
5.625% due 06/01/2064		513,816	13,796
SCE Trust
5.625% due 06/15/2017 (d)		82,125	2,179
5.750% due 03/15/2024 (d)		463,000	13,456

			30,681

Total Preferred Securities (Cost $69,187)			76,958

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
0.215% due 07/21/2016 (a)(b)(h)(j)		$3,637	3,637

Total Short-Term Instruments (Cost $3,637)			3,637

Total Investments in Securities (Cost $21,435,877)			23,216,223

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		17,645	174

Total Short-Term Instruments (Cost $174)	174

Total Investments in Affiliates (Cost $174)	174

Total Investments 128.0% (Cost $21,436,051)	$23,216,397
Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $(53,166))	(12,097)
Other Assets and Liabilities, net (28.0)%	(5,066,568)

Net Assets 100.0%	$18,137,732

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$60,860	$61,164	0.34%
Delta Air Lines, Inc.	2.531	09/30/2019	09/29/2014	88,277	86,842	0.48
Delta Air Lines, Inc.	2.632	05/09/2019	05/05/2014	21,792	21,624	0.12
Norwegian Air Shuttle	4.110 - 4.250	06/24/2026	06/25/2014	62,674	62,021	0.34
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	26,613	0.15
Rise Ltd.	4.750	01/31/2021	02/11/2014	19,197	18,962	0.10

				$276,800	$277,226	1.53%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.570%	04/15/2016	07/15/2016		$(46,315)	$(46,371)
	0.580	05/10/2016	08/10/2016		(103,575)	(103,662)
BOS	0.180	06/20/2016	07/15/2016		(8,822)	(8,822)
	0.330	06/28/2016	07/15/2016		(8,964)	(8,965)
	0.350	06/22/2016	07/06/2016		(3,337)	(3,337)
	0.380	06/30/2016	07/18/2016		(104,742)	(104,743)
	1.080	06/28/2016	07/05/2016		(22,893)	(22,895)
BRC	(3.000)	11/24/2015	TBD	(1)	(488)	(479)
	(2.000)	03/04/2016	11/23/2017		(704)	(699)
	(0.350)	05/04/2016	TBD	(1)	(2,805)	(2,804)
	(0.350)	05/13/2016	TBD	(1)	(2,605)	(2,604)
BSN	0.570	04/29/2016	07/15/2016		(23,825)	(23,849)
	0.570	05/06/2016	07/15/2016		(10,621)	(10,630)
	0.580	04/12/2016	07/12/2016		(91,155)	(91,272)
	0.580	06/28/2016	07/12/2016		(88,245)	(88,249)
	0.590	04/25/2016	07/25/2016		(108,945)	(109,064)
	2.500	04/28/2016	07/15/2016		(54,812)	(54,868)
DEU	0.400	06/27/2016	07/11/2016		(17,010)	(17,011)
	0.400	06/28/2016	07/12/2016		(13,177)	(13,177)
	0.460	06/17/2016	07/11/2016		(97,875)	(97,893)
GRE	0.630	04/18/2016	07/13/2016		(616)	(617)
	0.630	04/22/2016	07/13/2016		(2,575)	(2,578)
	0.630	04/28/2016	07/13/2016		(11,949)	(11,963)
	0.630	05/06/2016	07/13/2016		(1,145)	(1,146)
	0.720	06/30/2016	07/07/2016		(10,340)	(10,340)
JML	0.000	01/14/2016	TBD	(1)	(7,160)	(7,160)
JPS	0.400	06/13/2016	07/15/2016		(17,014)	(17,017)
	0.550	04/22/2016	07/22/2016		(226,345)	(226,587)
	0.560	04/25/2016	07/25/2016		(254,428)	(254,694)
	0.570	04/27/2016	07/27/2016		(126,563)	(126,693)
NOM	0.350	05/10/2016	07/08/2016		(194,644)	(194,748)
NXN	0.520	04/26/2016	07/26/2016		(152,250)	(152,395)
	0.520	04/28/2016	07/28/2016		(311,344)	(311,632)
	0.520	04/29/2016	08/01/2016		(30,525)	(30,553)
	0.530	04/08/2016	07/08/2016		(153,750)	(153,940)
	0.530	04/12/2016	07/12/2016		(670,295)	(671,085)
	0.530	04/14/2016	07/14/2016		(61,806)	(61,877)
	0.530	04/15/2016	07/15/2016		(100,581)	(100,695)
	0.530	04/27/2016	07/12/2016		(59,850)	(59,907)
	0.530	05/03/2016	08/03/2016		(257,438)	(257,661)
	0.530	05/04/2016	08/04/2016		(165,644)	(165,785)
	0.530	06/20/2016	08/22/2016		(80,813)	(80,826)
	0.540	05/06/2016	08/08/2016		(123,863)	(123,967)
	0.540	05/09/2016	08/09/2016		(88,569)	(88,639)
	0.550	06/17/2016	08/17/2016		(38,062)	(38,071)
	0.560	06/16/2016	08/16/2016		(32,475)	(32,483)
	0.580	06/29/2016	08/29/2016		(131,734)	(131,739)
	0.610	06/28/2016	07/28/2016		(39,319)	(39,321)
RDR	(0.500)	05/27/2016	05/27/2017		(6,933)	(6,930)
	0.590	04/19/2016	07/19/2016		(46,069)	(46,124)
	0.590	04/22/2016	07/21/2016		(40,191)	(40,237)
	0.600	05/03/2016	07/19/2016		(101,750)	(101,850)
SCX	0.610	06/13/2016	07/25/2016		(4,078)	(4,079)
	0.610	06/17/2016	07/19/2016		(9,156)	(9,158)
	0.620	06/13/2016	07/25/2016		(20,972)	(20,979)
UBS	0.850	06/14/2016	09/14/2016		(25,188)	(25,198)

Total Reverse Repurchase Agreements						$(4,420,068)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.320%	05/09/2016	07/11/2016	$(33,802)	$(33,820)
	0.450	05/05/2016	07/05/2016	(243,483)	(243,669)
	0.450	05/09/2016	07/11/2016	(84,928)	(84,995)
	0.460	05/11/2016	07/11/2016	(154,444)	(154,564)
TDM	0.620	04/21/2016	07/12/2016	(13,873)	(13,893)

Total Sale-Buyback Transactions					$(530,941)

(1)	Open maturity reverse repurchase agreement.
(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(4,744,371) at a weighted average interest rate of 0.499%.

(f)	Securities with an aggregate market value of $5,205,583 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$130.500	07/22/2016	1,523	$(620)	$(86)
Call - CBOT U.S. Treasury 10-Year Note August Futures	134.000	07/22/2016	1,523	(517)	(487)

				$(1,137)	$(573)

Total Written Options				$(1,137)	$(573)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	2,488	$(382)	$0	$(93)
90-Day Eurodollar December Futures	Short	12/2017	7,244	(4,598)	0	(362)
90-Day Eurodollar June Futures	Short	06/2017	4,871	(1,933)	0	(244)
90-Day Eurodollar June Futures	Short	06/2018	3,920	(1,917)	0	(147)
90-Day Eurodollar March Futures	Short	03/2017	5,003	(1,349)	0	(250)
90-Day Eurodollar March Futures	Short	03/2018	4,677	(4,224)	0	(175)
90-Day Eurodollar September Futures	Short	09/2017	5,192	(1,721)	0	(260)
90-Day Eurodollar September Futures	Short	09/2018	3,937	(1,990)	0	(99)
Euro-Bund 10-Year Bond September Futures	Long	09/2016	181	832	52	0
U.S. Treasury 5-Year Note September Futures	Long	09/2016	1,311	2,907	103	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2016	72	900	0	(65)

Total Futures Contracts				$(13,475)	$155	$(1,695)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
Prudential Financial, Inc.	1.000%	06/20/2021	1.234%	$7,300	$(83)	$(62)	$18	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020	$400,000	$3,727	$638	$608	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020	4,804,800	39,479	26,627	8,210	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	1,470,450	16,545	1,999	2,822	0

				$59,751	$29,264	$11,640	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$462,300	$(2,931)	$(2,943)	$0	$(35)
Receive	3-Month USD-LIBOR *	2.250	03/16/2019		1,997,300	(55,831)	(54,338)	0	(590)
Receive	3-Month USD-LIBOR *	2.910	08/20/2019		1,492,300	(27,994)	(12,407)	0	(27)
Receive	3-Month USD-LIBOR	1.491	06/13/2024		3,500	(63)	(63)	5	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		132,220	(11,089)	(4,195)	252	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		864,000	(24,806)	(10,703)	1,822	0
Receive	3-Month USD-LIBOR	2.500	06/15/2036		13,000	(1,678)	(632)	88	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		10,455	(2,207)	(1,789)	116	0
Receive	3-Month USD-LIBOR	2.500	12/22/2045		49,200	(7,389)	(8,028)	531	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		424,600	(64,640)	(37,255)	4,654	0
Receive	6-Month EUR-EURIBOR	0.350	09/10/2017	EUR	256,000	(2,790)	(2,201)	3	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		15,400	(1,977)	(1,283)	0	(98)
Pay	6-Month GBP-LIBOR *	1.000	09/21/2021	GBP	239,500	5,722	5,047	316	0
Pay	6-Month GBP-LIBOR *	1.250	09/21/2021		138,000	5,581	5,075	184	0
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		117,600	(7,280)	(8,092)	0	(216)
Receive	6-Month GBP-LIBOR	2.175	03/16/2046		14,050	(4,746)	(4,746)	0	(101)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		66,200	(12,089)	(10,469)	0	(464)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	3,020,000	(2,465)	(1,885)	8	0
Receive	6-Month JPY-LIBOR *	1.000	09/20/2024		27,860,000	(14,330)	(14,806)	0	(37)
Receive	6-Month JPY-LIBOR	1.250	06/17/2035		8,590,000	(18,253)	(11,284)	487	0
Pay	28-Day MXN-TIIE	5.722	02/13/2023	MXN	18,100	(1)	5	5	0
Pay	28-Day MXN-TIIE	5.740	04/24/2023		499,100	(57)	(55)	136	0
Pay	28-Day MXN-TIIE	5.738	04/25/2023		1,115,700	(140)	(140)	305	0
Pay	28-Day MXN-TIIE	6.190	01/03/2035		2,119,000	(6,557)	1,956	2,078	0

						$(258,010)	$(175,231)	$10,990	$(1,568)

Total Swap Agreements						$(198,342)	$(146,029)	$22,648	$(1,568)

*	This security has a forward starting effective date.

(h)	Securities with an aggregate market value of $299,996 and cash of $23,449 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2016		$5,139	AUD	6,950	$44	$0
	08/2016	AUD	6,950		$5,134	0	(44)
BOA	07/2016		$74,529	EUR	67,631	524	0
	07/2016		77,375	GBP	58,155	44	0
	08/2016	EUR	67,631		$74,609	0	(521)
	08/2016	GBP	58,155		77,395	0	(42)
	08/2016		$1,024	MXN	19,052	13	0
BPS	07/2016	EUR	2,006		$2,253	26	0
	07/2016		$1,029	GBP	702	0	(95)
CBK	07/2016	EUR	1,578		$1,763	12	0
	07/2016		$1,729	GBP	1,162	0	(182)
	08/2016	MXN	124,685		$6,723	0	(64)
	08/2016		$3,634	JPY	379,300	43	0
	08/2016		1,862	MXN	34,795	32	0
GLM	07/2016	EUR	70,949		$79,114	385	(6)
	07/2016		$2,255	EUR	2,009	2	(27)
	08/2016		2,406	JPY	247,100	0	(11)
	08/2016		658	MXN	12,175	5	0
HUS	08/2016	JPY	181,295		$1,679	0	(78)
	08/2016		$26	JPY	2,673	0	0
	08/2016		539	MXN	10,052	8	0
JPM	07/2016	GBP	5,174		$6,901	13	0
	08/2016		$1,506	MXN	28,197	29	0
MSB	07/2016	GBP	57,348		$84,272	7,928	0
NAB	07/2016		$5,414	EUR	4,893	16	0
	08/2016	EUR	4,893		$5,420	0	(15)
SCX	07/2016	AUD	6,950		4,994	0	(190)
	08/2016	JPY	438,600		4,216	0	(36)
TOR	07/2016		$6,954	GBP	5,174	0	(66)
	08/2016	GBP	5,174		$6,956	66	0
UAG	07/2016		2,671		3,851	296	0
	08/2016	JPY	490,400		4,782	27	0

Total Forward Foreign Currency Contracts						$9,513	$(1,377)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	$48,000	$2,056	$0
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018	49,100	5,106	1,417
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	126,500	5,988	3,198
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017	23,100	1,425	16
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	08/05/2016	338,300	118	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200	12/16/2016	363,800	1,024	3,097
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/17/2017	273,100	1,116	1,770
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	116,300	5,815	3,196
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	77,300	6,768	1,664
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	10,600	957	540
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/07/2016	314,100	501	1,688
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/08/2016	663,000	1,105	3,557
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200	12/16/2016	519,600	1,291	4,423
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016	277,100	2,336	2,140
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017	86,900	6,083	62
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	90,100	8,132	1,940
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018	167,450	15,625	3,505
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018	161,800	14,966	3,360

							$80,412	$35,573

Total Purchased Options							$80,412	$35,573

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-26 5-Year Index	Sell	1.000%	07/20/2016		$59,900	$(93)	$(9)
BPS	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.700	07/20/2016	EUR	82,300	(65)	(32)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	07/20/2016		82,300	(125)	(21)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		59,600	(206)	(91)
BRC	Call - OTC CDX.IG-26 5-Year Index	Buy	0.700	07/20/2016		$110,000	(129)	(28)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.100	07/20/2016		110,000	(173)	(10)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.150	07/20/2016		160,000	(284)	(8)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	07/20/2016	EUR	116,000	(164)	(4)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	07/20/2016		78,600	(169)	(57)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	07/20/2016		116,000	(157)	(29)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.650	09/21/2016		134,500	(193)	(123)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	09/21/2016		134,500	(276)	(350)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.200	09/21/2016		112,300	(439)	(207)
CBK	Put - OTC CDX.IG-26 5-Year Index	Sell	1.050	09/21/2016		$96,300	(164)	(117)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	09/21/2016	EUR	2,100	(5)	(5)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250	09/21/2016		59,900	(198)	(91)
GST	Put - OTC CDX.IG-26 5-Year Index	Sell	1.150	07/20/2016		$112,800	(203)	(6)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	07/20/2016	EUR	254,300	(292)	(9)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	07/20/2016		254,300	(406)	(38)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	09/21/2016		109,900	(394)	(234)
JPM	Put - OTC CDX.IG-26 5-Year Index	Sell	1.150	09/21/2016		$137,500	(254)	(106)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.650	09/21/2016	EUR	58,000	(99)	(53)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.100	09/21/2016		58,000	(104)	(151)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.150	09/21/2016		59,600	(134)	(127)

							$(4,726)	$(1,906)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$21,500	$(178)	$(2)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	19,600	(253)	(3)

						$(431)	$(5)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$183,100	$(2,243)	$0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	216,100	(5,108)	(666)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	647,700	(6,625)	(2,933)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.910	08/15/2017	98,000	(1,519)	(3)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	581,500	(5,868)	(2,643)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	12/16/2016	43,900	(570)	(2,246)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	01/17/2017	59,400	(1,117)	(2,401)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	340,900	(6,857)	(1,012)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	118,900	(2,315)	(1,064)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016	554,200	(2,362)	(2,105)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	08/15/2017	354,200	(6,358)	(11)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	397,600	(8,133)	(1,181)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	1,449,650	(30,843)	(4,324)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.670	12/07/2016	68,300	(501)	(2,110)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.630	12/08/2016	144,100	(1,109)	(4,097)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	12/16/2016	136,250	(1,674)	(6,970)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	12/16/2016	10,800	(133)	(553)

							$(83,335)	$(34,319)

Total Written Options							$(88,492)	$(36,230)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BRC	COX Communications, Inc.	(1.000)%	12/20/2020	0.731%	$3,400	$51	$(92)	$0	$(41)
GST	COX Communications, Inc.	(1.000)	12/20/2020	0.731	7,500	48	(138)	0	(90)
	Dow Chemical Co.	(1.000)	12/20/2020	0.704	31,600	(388)	(31)	0	(419)
JPM	COX Communications, Inc.	(1.000)	12/20/2020	0.731	6,300	92	(168)	0	(76)

						$(197)	$(429)	$0	$(626)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2021	0.963%		$20,500	$(147)	$188	$41	$0
	China Government International Bond	1.000	09/20/2020	1.046		12,550	(12)	(8)	0	(20)
	Italy Government International Bond	1.000	12/20/2018	0.974		21,400	(1,403)	1,423	20	0
	Italy Government International Bond	1.000	09/20/2019	1.119		60,400	320	(527)	0	(207)
	Italy Government International Bond	1.000	03/20/2020	1.207		29,604	(95)	(117)	0	(212)
	Italy Government International Bond	1.000	06/20/2020	1.243		30,950	15	(294)	0	(279)
	MetLife, Inc.	1.000	06/20/2021	1.314		25,000	(1,593)	1,227	0	(366)
	Mexico Government International Bond	1.000	06/20/2021	1.541		25,000	(655)	7	0	(648)
	Spain Government International Bond	1.000	06/20/2019	0.734		37,600	146	159	305	0
	Spain Government International Bond	1.000	12/20/2019	0.810		50,000	216	123	339	0
	Volkswagen International Finance NV	1.000	12/20/2020	1.197	EUR	2,400	(214)	192	0	(22)
BPS	Alcoa, Inc.	1.000	03/20/2021	2.573		$2,700	(235)	48	0	(187)
	China Government International Bond	1.000	09/20/2020	1.046		12,850	(123)	103	0	(20)
	China Government International Bond	1.000	12/20/2020	1.108		10,000	(190)	146	0	(44)
	Petrobras Global Finance BV	1.000	06/20/2018	4.242		33,600	(1,664)	(394)	0	(2,058)
	Petrobras Global Finance BV	1.000	09/20/2019	5.524		38,000	(2,102)	(2,935)	0	(5,037)
	Spain Government International Bond	1.000	09/20/2021	1.022		100	1	(1)	0	0
	Tesco PLC	1.000	06/20/2019	1.857	EUR	17,300	(47)	(428)	0	(475)
BRC	Brazil Government International Bond	1.000	03/20/2020	2.444		$4,625	(429)	193	0	(236)
	China Government International Bond	1.000	09/20/2020	1.046		13,300	(95)	74	0	(21)
	Ford Motor Co.	5.000	06/20/2019	0.915		4,550	884	(333)	551	0
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.958		2,000	5	(1)	4	0
	Italy Government International Bond	1.000	12/20/2018	0.974		10,600	(743)	753	10	0
	Italy Government International Bond	1.000	03/20/2020	1.207		14,700	(24)	(81)	0	(105)
	Italy Government International Bond	1.000	06/20/2020	1.243		3,600	5	(37)	0	(32)
	MetLife, Inc.	1.000	06/20/2021	1.314		8,900	(87)	(43)	0	(130)
	Mexico Government International Bond	1.000	06/20/2021	1.541		20,750	(616)	89	0	(527)
	Mexico Government International Bond	1.000	09/20/2022	1.820		9,900	(463)	(5)	0	(468)
	Petrobras Global Finance BV	1.000	06/20/2020	6.036		7,000	(861)	(366)	0	(1,227)
	Spain Government International Bond	1.000	06/20/2019	0.734		50,000	194	211	405	0
	Telecom Italia SpA	1.000	06/20/2019	1.500	EUR	10,000	(868)	708	0	(160)
	Telefonica Emisiones S.A.U.	1.000	12/20/2019	0.967		7,100	49	(38)	11	0
	Tesco PLC	1.000	09/20/2019	1.995		2,500	22	(108)	0	(86)
	Tesco PLC	1.000	12/20/2019	2.112		5,700	(31)	(205)	0	(236)
	Toll Brothers Finance Corp.	1.000	03/20/2021	1.650		$5,700	(371)	206	0	(165)
	Volkswagen International Finance NV	1.000	12/20/2020	1.197	EUR	1,900	(189)	171	0	(18)
CBK	Berkshire Hathaway, Inc.	1.000	06/20/2023	1.299		$7,600	(151)	6	0	(145)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	BMW Finance NV	1.000	12/20/2020	0.651%	EUR	2,600	(40)	86	46	0
	China Government International Bond	1.000	09/20/2020	1.046		$4,100	(2)	(4)	0	(6)
	Ford Motor Credit Co. LLC	5.000	06/20/2021	1.403		10,000	2,432	(721)	1,711	0
	Italy Government International Bond	1.000	12/20/2018	0.974		13,400	(1,022)	1,034	12	0
	Italy Government International Bond	1.000	03/20/2020	1.207		114,500	163	(982)	0	(819)
	Mexico Government International Bond	1.000	03/20/2019	0.951		15,400	63	(38)	25	0
	Mexico Government International Bond	1.000	09/20/2020	1.333		1,450	(23)	4	0	(19)
	Prudential Financial, Inc.	1.000	12/20/2020	1.115		5,000	17	(41)	0	(24)
	South Africa Government International Bond	1.000	06/20/2021	2.782		1,000	(83)	0	0	(83)
	Spain Government International Bond	1.000	06/20/2019	0.734		42,650	208	137	345	0
	Spain Government International Bond	1.000	03/20/2020	0.839		900	9	(3)	6	0
	Spain Government International Bond	1.000	06/20/2020	0.866		1,600	21	(12)	9	0
	Telecom Italia SpA	1.000	06/20/2019	1.500	EUR	5,000	(434)	354	0	(80)
	Tesco PLC	1.000	06/20/2019	1.857		7,500	(8)	(198)	0	(206)
	Volkswagen International Finance NV	1.000	12/20/2020	1.197		23,200	(2,496)	2,280	0	(216)
DUB	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.340		$4,000	3	(95)	0	(92)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.375		17,050	(72)	(386)	0	(458)
	Brazil Government International Bond	1.000	06/20/2017	0.818		10,500	(157)	179	22	0
	Italy Government International Bond	1.000	03/20/2019	1.022		39,000	(794)	783	0	(11)
	Italy Government International Bond	1.000	06/20/2019	1.062		134,400	316	(519)	0	(203)
	Italy Government International Bond	1.000	09/20/2019	1.119		70,100	(284)	44	0	(240)
	MetLife, Inc.	5.000	09/20/2019	0.804		1,100	134	14	148	0
	MetLife, Inc.	1.000	09/20/2021	1.381		11,000	100	(305)	0	(205)
	Mexico Government International Bond	1.000	12/20/2018	0.889		2,500	4	4	8	0
	Mexico Government International Bond	1.000	03/20/2019	0.951		19,400	(57)	88	31	0
	Mexico Government International Bond	1.000	06/20/2021	1.541		20,150	(584)	72	0	(512)
	Pacific Gas & Electric Co.	1.000	06/20/2021	0.666		2,000	(88)	121	33	0
	Spain Government International Bond	1.000	06/20/2019	0.734		44,100	150	207	357	0
	Tesco PLC	1.000	06/20/2019	1.857	EUR	18,000	(37)	(457)	0	(494)
FBF	AT&T, Inc.	1.000	03/20/2023	1.096		$21,400	(575)	452	0	(123)
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.958		5,800	0	12	12	0
	MetLife, Inc.	1.000	09/20/2020	1.090		20,600	210	(279)	0	(69)
	MetLife, Inc.	1.000	12/20/2020	1.173		1,000	5	(12)	0	(7)
	Mexico Government International Bond	1.000	06/20/2021	1.541		3,900	(113)	14	0	(99)
	Prudential Financial, Inc.	1.000	12/20/2020	1.115		5,000	17	(41)	0	(24)
	Telecom Italia SpA	1.000	06/20/2019	1.500	EUR	10,000	(868)	708	0	(160)
	Telefonica Emisiones S.A.U.	1.000	06/20/2021	1.327		3,000	(165)	113	0	(52)
GST	China Government International Bond	1.000	09/20/2020	1.046		$18,100	(31)	3	0	(28)
	China Government International Bond	1.000	06/20/2021	1.213		5,900	(58)	0	0	(58)
	Italy Government International Bond	1.000	12/20/2018	0.974		27,600	(1,798)	1,824	26	0
	Italy Government International Bond	1.000	03/20/2020	1.207		55,000	79	(473)	0	(394)
	Italy Government International Bond	1.000	06/20/2020	1.243		23,550	0	(212)	0	(212)
	MetLife, Inc.	1.000	06/20/2021	1.314		41,300	(664)	59	0	(605)
	Mexico Government International Bond	1.000	06/20/2021	1.541		1,350	(40)	6	0	(34)
	Petrobras Global Finance BV	1.000	09/20/2019	5.524		800	(47)	(59)	0	(106)
	Petrobras Global Finance BV	1.000	12/20/2019	5.720		700	(78)	(25)	0	(103)
	Telefonica Emisiones S.A.U.	1.000	09/20/2019	0.900	EUR	13,100	153	(102)	51	0
	Tesco PLC	1.000	09/20/2019	1.995		2,500	24	(110)	0	(86)
	Time Warner Cable, Inc.	1.000	12/20/2020	0.518		$1,100	(125)	149	24	0
	Volkswagen International Finance NV	1.000	12/20/2020	1.197	EUR	3,900	(374)	338	0	(36)
HUS	Brazil Government International Bond	1.000	06/20/2017	0.818		$26,700	(384)	439	55	0
	China Government International Bond	1.000	09/20/2020	1.046		40,350	(105)	42	0	(63)
	Italy Government International Bond	1.000	06/20/2019	1.062		123,100	(1,412)	1,226	0	(186)
	Italy Government International Bond	1.000	06/20/2020	1.243		4,000	(4)	(32)	0	(36)
	Mexico Government International Bond	1.000	03/20/2019	0.951		16,400	8	19	27	0
	Mexico Government International Bond	1.000	09/20/2020	1.333		72,550	(1,266)	299	0	(967)
	Petrobras Global Finance BV	1.000	06/20/2019	5.290		8,700	(626)	(394)	0	(1,020)
	Spain Government International Bond	1.000	12/20/2019	0.810		43,800	168	129	297	0
	Spain Government International Bond	1.000	06/20/2020	0.866		10,950	135	(75)	60	0
JPM	Brazil Government International Bond	1.000	12/20/2017	1.129		2,800	(132)	127	0	(5)
	China Government International Bond	1.000	09/20/2020	1.046		8,400	(3)	(10)	0	(13)
	Ford Motor Co.	5.000	03/20/2019	0.855		2,550	476	(188)	288	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.008		10,000	41	(41)	0	0
	Italy Government International Bond	1.000	06/20/2020	1.243		50,000	74	(524)	0	(450)
	Mexico Government International Bond	1.000	03/20/2019	0.951		52,300	209	(124)	85	0
	Spain Government International Bond	1.000	06/20/2019	0.734		4,300	19	16	35	0
	Spain Government International Bond	1.000	06/20/2020	0.866		9,750	111	(57)	54	0
	Volkswagen International Finance NV	1.000	12/20/2017	0.561	EUR	3,800	(89)	118	29	0
	Volkswagen International Finance NV	1.000	12/20/2020	1.197		5,200	(435)	387	0	(48)
	Williams Cos., Inc.	1.000	09/20/2019	2.571		$3,800	9	(191)	0	(182)
MYC	Ford Motor Co.	5.000	03/20/2019	0.855		2,250	419	(165)	254	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.008		10,000	44	(44)	0	0
	Italy Government International Bond	1.000	12/20/2018	0.974		14,400	(938)	951	13	0
	Italy Government International Bond	1.000	03/20/2019	1.022		68,400	134	(153)	0	(19)
	Italy Government International Bond	1.000	06/20/2019	1.062		30,100	(254)	208	0	(46)
	Italy Government International Bond	1.000	09/20/2019	1.119		12,200	(128)	86	0	(42)
	Italy Government International Bond	1.000	06/20/2020	1.243		40,600	75	(441)	0	(366)
	Mexico Government International Bond	1.000	03/20/2019	0.951		8,950	35	(21)	14	0
	Petrobras Global Finance BV	1.000	03/20/2018	3.971		5,500	(249)	(22)	0	(271)
	Spain Government International Bond	1.000	06/20/2019	0.734		102,300	479	350	829	0
	Spain Government International Bond	1.000	09/20/2019	0.775		24,500	363	(181)	182	0
	Spain Government International Bond	1.000	12/20/2019	0.810		58,000	251	143	394	0
NGF	South Africa Government International Bond	1.000	06/20/2021	2.782		3,100	(256)	1	0	(255)
RYL	Alcoa, Inc.	1.000	06/20/2021	2.720		2,600	(232)	27	0	(205)

							$(22,023)	$6,022	$7,168	$(23,169)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-26 5-Year Index	1.000%	06/20/2021	$43,900	$114	$14	$128	$0
DUB	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	4,400	(437)	3	0	(434)
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057	122,400	(6,174)	1,667	0	(4,507)
GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057	35,800	(1,903)	585	0	(1,318)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	23,800	(2,548)	203	0	(2,345)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	8,900	(1,873)	(97)	0	(1,970)
	MCDX-26 5-Year Index	1.000	06/20/2021	20,600	49	11	60	0
JPS	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	30,300	(2,937)	(49)	0	(2,986)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	28,400	(1,590)	544	0	(1,046)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	8,000	(780)	(9)	0	(789)
MYC	CMBX.NA.AAA.8 Index	0.500	10/17/2057	3,400	(197)	72	0	(125)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	13,500	(1,195)	202	0	(993)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	20,100	(2,268)	245	0	(2,023)

					$(21,739)	$3,391	$188	$(18,536)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Receive	3-Month EUR-EXT-CPI Index	0.995%	12/08/2020	EUR	16,500	$0	$(401)	$0	$(401)
CBK	Receive	3-Month EUR-EXT-CPI Index	1.005	12/15/2020		18,400	0	(459)	0	(459)
DBL	Receive	3-Month EUR-EXT-CPI Index	0.720	08/15/2020		2,000	(5)	(19)	0	(24)
DUB	Receive	3-Month EUR-EXT-CPI Index	0.980	12/15/2020		7,600	0	(178)	0	(178)
GLM	Receive	3-Month EUR-EXT-CPI Index	0.680	08/15/2020		46,100	14	(462)	0	(448)
	Receive	3-Month EUR-EXT-CPI Index	1.005	12/15/2020		2,500	0	(62)	0	(62)
MYC	Receive	3-Month EUR-EXT-CPI Index	0.988	12/15/2020		51,800	0	(1,237)	0	(1,237)
	Receive	3-Month USD-CPURNSA Index	1.533	11/07/2016		$47,400	1	(760)	0	(759)

							$10	$(3,578)	$0	$(3,568)

Total Swap Agreements							$(43,949)	$5,406	$7,356	$(45,899)

(j)	Securities with an aggregate market value of $45,412 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Bank Loan Obligations	$0	$462,449	$294,869	$757,318
Corporate Bonds & Notes
Banking & Finance	0	4,858,819	26,613	4,885,432
Industrials	0	7,157,732	0	7,157,732
Utilities	0	3,056,809	0	3,056,809
Municipal Bonds & Notes
California	0	628,867	0	628,867
Georgia	0	70,374	0	70,374
Illinois	0	51,826	0	51,826
Indiana	0	2,474	0	2,474
Kentucky	0	507	0	507
Massachusetts	0	4,339	0	4,339
Mississippi	0	4,519	0	4,519
New Jersey	0	47,914	0	47,914
New York	0	201,795	0	201,795
Ohio	0	99,974	0	99,974
Pennsylvania	0	20,105	0	20,105
Tennessee	0	24,716	0	24,716
Texas	0	51,431	0	51,431
U.S. Government Agencies	0	197,372	0	197,372
U.S. Treasury Obligations	0	5,673,538	0	5,673,538
Non-Agency Mortgage-Backed Securities	0	27,801	0	27,801
Asset-Backed Securities	0	66,313	2,745	69,058
Sovereign Issues	0	75,475	0	75,475
Convertible Preferred Securities
Banking & Finance	0	26,252	0	26,252
Preferred Securities
Banking & Finance	25,822	19,695	0	45,517
Industrials	760	0	0	760
Utilities	14,759	15,922	0	30,681
Short-Term Instruments
U.S. Treasury Bills	0	3,637	0	3,637
	$41,341	$22,850,655	$324,227	$23,216,223

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$174	$0	$0	$174

Total Investments	$41,515	$22,850,655	$324,227	$23,216,397

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	155	22,648	0	22,803
Over the counter	0	52,442	0	52,442
	$155	$75,090	$0	$75,245

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,695)	(2,141)	0	(3,836)
Over the counter	(5)	(83,501)	0	(83,506)

	$(1,700)	$(85,642)	$0	$(87,342)

Totals	$39,970	$22,840,103	$324,227	$23,204,300

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$275,574	$32,103	$(9,219)	$(4)	$(2)	$(3,583)	$0	$0	$294,869	$(3,619)
Corporate Bonds & Notes
Banking & Finance	25,896	0	0	0	0	717	0	0	26,613	717
Asset-Backed Securities	8,007	0	(741)	0	0	38	2,745	(7,304)	2,745	0

Totals	$309,477	$32,103	$(9,960)	$(4)	$(2)	$(2,828)	$2,745	$(7,304)	$324,227	$(2,902)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$294,869	Proxy Pricing	Base Price	98.40 - 100.50
Corporate Bonds & Notes
Banking & Finance	26,613	Proxy Pricing	Base Price	102.67
Asset-Backed Securities	2,745	Third Party Vendor	Broker Quote	104.00

Total	$324,227

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.3%
CORPORATE BONDS & NOTES 34.5%
BANKING & FINANCE 19.8%
ABN AMRO Bank NV
2.450% due 06/04/2020	$490	$502
American Express Credit Corp.
1.395% due 05/26/2020	720	718
2.375% due 05/26/2020	460	471
American International Group, Inc.
4.875% due 06/01/2022	138	154
Bank of America Corp.
5.700% due 01/24/2022	150	174
5.750% due 12/01/2017	60	64
6.875% due 04/25/2018	90	98
6.875% due 11/15/2018	490	546
7.625% due 06/01/2019	430	498
Bank of New York Mellon Corp.
2.050% due 05/03/2021	600	610
2.450% due 11/27/2020	140	144
2.500% due 04/15/2021	200	207
2.600% due 08/17/2020	410	425
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.230% due 03/05/2018	600	598
Barclays PLC
3.250% due 01/12/2021	400	400
Citigroup, Inc.
1.198% due 03/10/2017	980	981
Citizens Bank N.A.
2.500% due 03/14/2019	400	406
Cooperatieve Rabobank UA
3.950% due 11/09/2022	1,000	1,036
Credit Agricole S.A.
4.375% due 03/17/2025	210	213
Credit Suisse AG
3.000% due 10/29/2021	610	625
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021	400	404
Ford Motor Credit Co. LLC
8.125% due 01/15/2020	690	824
Goldman Sachs Group, Inc.
4.000% due 03/03/2024	900	967
Guardian Life Global Funding
2.000% due 04/26/2021	700	710
HSBC Holdings PLC
3.600% due 05/25/2023	200	205
4.250% due 08/18/2025	460	465
Jackson National Life Global Funding
1.875% due 10/15/2018	350	354
2.250% due 04/29/2021	200	203
JPMorgan Chase & Co.
1.593% due 01/23/2020	60	60
2.550% due 10/29/2020	550	562
2.700% due 05/18/2023	700	708
Lloyds Bank PLC
2.400% due 03/17/2020	800	807
Morgan Stanley
3.875% due 04/29/2024	430	461
7.300% due 05/13/2019	770	885
New York Life Global Funding
2.000% due 04/13/2021	1,000	1,014
PNC Bank N.A.
2.450% due 11/05/2020	280	288
Qatari Diar Finance Co.
5.000% due 07/21/2020	2,300	2,541
QNB Finance Ltd.
3.375% due 02/22/2017	1,070	1,084
Santander UK PLC
5.000% due 11/07/2023	900	927
State Street Corp.
1.526% due 08/18/2020	520	522
Sumitomo Mitsui Banking Corp.
1.213% due 01/16/2018	700	699
Synchrony Financial
1.867% due 02/03/2020	450	436
U.S. Bank N.A.
0.936% due 01/26/2018	640	639

UBS AG
1.340% due 03/26/2018	460	461
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020	710	723
Waha Aerospace BV
3.925% due 07/28/2020	414	430
WEA Finance LLC
3.250% due 10/05/2020	400	417
Wells Fargo & Co.
2.020% due 03/04/2021	690	704
3.550% due 09/29/2025	890	950

		28,320

INDUSTRIALS 11.5%
AbbVie, Inc.
2.300% due 05/14/2021	700	710
2.500% due 05/14/2020	310	318
Actavis Funding SCS
3.000% due 03/12/2020	260	268
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	770	780
Altria Group, Inc.
4.750% due 05/05/2021	310	354
10.200% due 02/06/2039	27	50
America West Airlines Pass-Through Trust
8.057% due 01/02/2022	123	137
American Airlines Pass-Through Trust
3.375% due 11/01/2028	477	481
Amgen, Inc.
3.875% due 11/15/2021	140	153
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	325	337
CC Holdings GS LLC
3.849% due 04/15/2023	970	1,036
CNOOC Finance Ltd.
3.000% due 05/09/2023	1,170	1,164
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	182	192
Dominion Gas Holdings LLC
2.800% due 11/15/2020	350	362
Enterprise Products Operating LLC
2.550% due 10/15/2019	110	113
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	263	297
Ooredoo International Finance Ltd.
4.750% due 02/16/2021	1,300	1,433
Oracle Corp.
3.875% due 07/15/2020	388	425
QUALCOMM, Inc.
3.000% due 05/20/2022	210	222
Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022	310	329
ST Engineering Financial Ltd.
4.800% due 07/16/2019	6,152	6,715
UAL Pass-Through Trust
9.750% due 07/15/2018	66	69
Walgreens Boots Alliance, Inc.
1.750% due 05/30/2018	550	555

		16,500

UTILITIES 3.2%
AT&T, Inc.
2.450% due 06/30/2020	130	133
3.000% due 06/30/2022	400	410
3.600% due 02/17/2023	350	367
BP Capital Markets PLC
3.245% due 05/06/2022	210	221
Electricite de France S.A.
2.350% due 10/13/2020	370	378
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	370	390
Petroleos Mexicanos
5.500% due 01/21/2021	180	191
Progress Energy, Inc.
4.400% due 01/15/2021	92	101
Shell International Finance BV
1.080% due 05/11/2020	1,010	997
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024	500	541
Verizon Communications, Inc.
2.406% due 09/14/2018	30	31
5.150% due 09/15/2023	720	840

		4,600

Total Corporate Bonds & Notes (Cost $48,411)		49,420

MUNICIPAL BONDS & NOTES 2.0%
CALIFORNIA 0.6%
California Department of Water Resources State Revenue Notes, Series 2012
1.871% due 12/01/2019	310	320
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	290	353
University of California Revenue Notes, Series 2013
2.300% due 05/15/2021	250	258

		931

DISTRICT OF COLUMBIA 0.2%
District of Columbia Revenue Bonds, (BABs), Series 2009
4.793% due 12/01/2021	250	291

GEORGIA 0.2%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes Series 2015
2.700% due 01/01/2022	340	360

NEW YORK 0.4%
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	520	544

WASHINGTON 0.6%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	770	809

Total Municipal Bonds & Notes (Cost $2,811)		2,935

U.S. GOVERNMENT AGENCIES 11.5%
Fannie Mae
1.875% due 09/18/2018	1,540	1,580
2.173% due 07/01/2034	394	413
2.561% due 10/01/2037	360	382
3.980% due 07/01/2021	710	790
5.500% due 04/01/2034 - 04/01/2039	434	493
Fannie Mae, TBA
2.500% due 08/01/2031	3,500	3,616
3.000% due 08/01/2046	3,600	3,729
Freddie Mac
1.000% due 03/08/2017	4,910	4,926
2.730% due 06/01/2037	547	580

Total U.S. Government Agencies (Cost $16,368)		16,509

U.S. TREASURY OBLIGATIONS 10.1%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2022	3,402	3,482
0.375% due 07/15/2023	1,172	1,213
0.375% due 07/15/2025	101	104
1.750% due 01/15/2028	171	201
2.000% due 01/15/2026	60	71
U.S. Treasury Notes
0.625% due 08/31/2017	1,690	1,692
0.625% due 09/30/2017	7,640	7,649

Total U.S. Treasury Obligations (Cost $14,157)		14,412

ASSET-BACKED SECURITIES 3.1%
Capital One Multi-Asset Execution Trust
0.900% due 02/15/2022	900	902
Chase Issuance Trust
1.360% due 04/15/2020	260	262
Citibank Credit Card Issuance Trust
0.875% due 09/10/2020	310	311
Ford Credit Auto Lease Trust
1.040% due 05/15/2018	495	495
Honda Auto Receivables Owner Trust
0.920% due 11/20/2017	355	355
Navient Student Loan Trust
0.773% due 07/25/2030	207	206
Nissan Auto Lease Trust
1.180% due 12/15/2017	409	409
SLC Student Loan Trust
0.743% due 06/15/2024	165	163
0.753% due 09/15/2026	340	330

SLM Student Loan Trust
0.728% due 07/25/2019	140	140
0.738% due 10/27/2025	131	130
0.748% due 10/25/2024	51	51
0.748% due 07/27/2026	176	174
0.848% due 04/25/2023	188	187
South Carolina Student Loan Corp.
1.423% due 03/02/2020	133	132
Toyota Auto Receivables Owner Trust
0.920% due 02/15/2018	128	128

Total Asset-Backed Securities (Cost $4,378)		4,375

SOVEREIGN ISSUES 2.2%
Export-Import Bank of Korea
4.375% due 09/15/2021	210	235
5.000% due 04/11/2022	520	602
5.125% due 06/29/2020	100	113
Korea Development Bank
1.500% due 01/22/2018	1,230	1,233
Mexico Government International Bond
5.125% due 01/15/2020	260	290
Qatar Government International Bond
5.250% due 01/20/2020	640	711

Total Sovereign Issues (Cost $3,122)		3,184

SHORT-TERM INSTRUMENTS 40.9%
REPURCHASE AGREEMENTS (b) 40.9%		58,706

Total Short-Term Instruments (Cost $58,706)		58,706

Total Investments in Securities (Cost $147,953)		149,541

Total Investments 104.3% (Cost $147,953)		$149,541
Financial Derivative Instruments (c)(d) 0.0% (Cost or Premiums, net $(14))		5
Other Assets and Liabilities, net (4.3)%		(6,141)

Net Assets 100.0%		$143,405

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.750%	06/30/2016	07/01/2016	$35,800	U.S. Treasury Inflation Protected Securities 1.375% due 01/15/2020	$(36,603)	$35,800	$35,801
JPS	0.750	06/30/2016	07/01/2016	5,200	U.S. Treasury Notes 1.500% due 05/31/2020	(5,315)	5,200	5,200
SSB	0.010	06/30/2016	07/01/2016	506	U.S. Treasury Notes 0.750% due 12/31/2017	(516)	506	506
TDM	0.770	06/30/2016	07/01/2016	17,200	U.S. Treasury Bonds 3.000% due 05/15/2045	(17,629)	17,200	17,200

Total Repurchase Agreements						$(60,063)	$58,706	$58,707

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	Short	09/2016	39	$(113)	$3	$0

Total Futures Contracts				$(113)	$3	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	06/19/2017	$44,800	$258	$80	$5	$0
Pay	3-Month USD-LIBOR	1.250	06/15/2018	40,600	415	206	12	0
Pay	3-Month USD-LIBOR	1.250	12/21/2018	7,900	69	21	2	0
Pay	3-Month USD-LIBOR	2.250	06/17/2020	13,100	(698)	(184)	0	(3)
Pay	3-Month USD-LIBOR	1.750	12/21/2023	2,500	(83)	(28)	3	0
Pay	3-Month USD-LIBOR	2.250	06/15/2026	1,000	(81)	(12)	2	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026	7,200	(189)	(29)	17	0

					$(309)	$54	$41	$(3)

Total Swap Agreements					$(309)	$54	$41	$(3)

Cash of $542 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BRC	Berkshire Hathaway, Inc.	1.000%	06/21/2021	1.004%	$1,300	$13	$(13)	$0	$0
JPM	MetLife, Inc.	1.000	06/21/2021	1.314	1,400	(14)	(7)	0	(21)
	Prudential Financial, Inc.	1.000	06/21/2021	1.234	1,400	(13)	(2)	0	(15)

						$(14)	$(22)	$0	$(36)

Total Swap Agreements						$(14)	$(22)	$0	$(36)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Corporate Bonds & Notes
Banking & Finance	$0	$28,320	$0	$28,320
Industrials	0	16,500	0	16,500
Utilities	0	4,600	0	4,600
Municipal Bonds & Notes
California	0	931	0	931
District of Columbia	0	291	0	291
Georgia	0	360	0	360
New York	0	544	0	544
Washington	0	809	0	809
U.S. Government Agencies	0	16,509	0	16,509
U.S. Treasury Obligations	0	14,412	0	14,412
Asset-Backed Securities	0	4,375	0	4,375
Sovereign Issues	0	3,184	0	3,184
Short-Term Instruments
Repurchase Agreements	0	58,706	0	58,706

Total Investments	$0	$149,541	$0	$149,541

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$3	$41	$0	$44

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(3)	$0	$(3)
Over the counter	$0	$(36)	$0	$(36)

	$0	$(39)	$0	$(39)

Totals	$3	$149,543	$0	$149,546

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Portfolio

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.2%
CORPORATE BONDS & NOTES 37.6%
BANKING & FINANCE 22.7%
ABN AMRO Bank NV
4.750% due 07/28/2025	$1,100	$1,146
AIA Group Ltd.
3.125% due 03/13/2023	1,600	1,662
American Express Bank FSB
6.000% due 09/13/2017	615	648
American Express Credit Corp.
1.116% due 08/15/2019	5,200	5,155
American International Group, Inc.
3.300% due 03/01/2021	600	626
4.125% due 02/15/2024	600	634
Bank of America Corp.
5.650% due 05/01/2018	2,700	2,895
5.750% due 12/01/2017	100	106
6.875% due 04/25/2018	500	546
7.625% due 06/01/2019	2,100	2,433
Bank of New York Mellon Corp.
2.050% due 05/03/2021	2,500	2,541
Bank of Nova Scotia
1.875% due 04/26/2021	3,800	3,833
Barclays PLC
3.250% due 01/12/2021	1,200	1,199
Berkshire Hathaway, Inc.
2.200% due 03/15/2021	850	877
BNP Paribas S.A.
5.000% due 01/15/2021	2,000	2,248
BPCE S.A.
5.700% due 10/22/2023	1,000	1,076
Chubb INA Holdings, Inc.
2.875% due 11/03/2022	1,400	1,466
Citizens Bank N.A.
2.500% due 03/14/2019	1,150	1,167
Cooperatieve Rabobank UA
3.950% due 11/09/2022	5,250	5,438
Corp. Andina de Fomento
5.750% due 01/12/2017	36	37
8.125% due 06/04/2019	85	100
Credit Agricole S.A.
4.375% due 03/17/2025	1,100	1,115
Credit Suisse AG
3.000% due 10/29/2021	4,000	4,101
European Investment Bank
2.000% due 03/15/2021	2,250	2,327
Ford Motor Credit Co. LLC
3.000% due 06/12/2017	1,700	1,725
3.664% due 09/08/2024	1,100	1,142
5.875% due 08/02/2021	200	230
8.125% due 01/15/2020	800	955
Goldman Sachs Group, Inc.
2.274% due 11/29/2023	1,040	1,041
3.625% due 01/22/2023	1,800	1,892
4.000% due 03/03/2024	1,100	1,182
5.250% due 07/27/2021	1,250	1,414
HSBC Holdings PLC
3.600% due 05/25/2023	500	512
4.250% due 08/18/2025	2,900	2,933
Jackson National Life Global Funding
1.875% due 10/15/2018	1,300	1,316
2.250% due 04/29/2021	500	507
JPMorgan Chase & Co.
2.550% due 10/29/2020	3,800	3,885
3.625% due 05/13/2024	400	425
4.250% due 10/15/2020	200	218
4.400% due 07/22/2020	700	764
KFW
1.500% due 02/06/2019	1,450	1,474
Lloyds Bank PLC
2.400% due 03/17/2020	1,950	1,968
MassMutual Global Funding
2.500% due 10/17/2022	800	812
Morgan Stanley
5.500% due 07/24/2020	3,000	3,370

PNC Bank N.A.
2.450% due 11/05/2020	1,000	1,028
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,600	3,978
QNB Finance Ltd.
3.375% due 02/22/2017	2,700	2,735
Santander UK PLC
5.000% due 11/07/2023	2,500	2,575
Simon Property Group LP
3.375% due 10/01/2024	5,800	6,231
Societe Generale S.A.
1.961% due 04/08/2021	700	706
Sumitomo Mitsui Banking Corp.
1.213% due 01/16/2018	850	848
Toronto-Dominion Bank
2.125% due 04/07/2021	1,250	1,273
2.250% due 03/15/2021	1,200	1,233
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021	3,000	3,064
Waha Aerospace BV
3.925% due 07/28/2020	90	94
WEA Finance LLC
3.250% due 10/05/2020	500	521
Wells Fargo & Co.
3.550% due 09/29/2025	2,250	2,402

		97,829

INDUSTRIALS 10.8%
AbbVie, Inc.
2.900% due 11/06/2022	2,700	2,757
American Airlines Pass-Through Trust
3.375% due 11/01/2028	2,038	2,053
5.250% due 07/31/2022	318	343
Amgen, Inc.
3.875% due 11/15/2021	2,200	2,404
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	1,250	1,297
Baidu, Inc.
2.750% due 06/09/2019	5,300	5,397
CC Holdings GS LLC
3.849% due 04/15/2023	1,000	1,068
Cigna Corp.
5.125% due 06/15/2020	800	889
CNOOC Finance Ltd.
3.000% due 05/09/2023	5,700	5,670
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	523	550
4.750% due 07/12/2022	588	627
9.000% due 01/08/2018	1,107	1,108
CVS Pass-Through Trust
7.507% due 01/10/2032	1,490	1,878
Energy Transfer Partners LP
6.700% due 07/01/2018	510	543
Enterprise Products Operating LLC
2.550% due 10/15/2019	2,500	2,571
General Electric Co
1.013% due 05/05/2026	1,000	940
General Electric Co.
2.700% due 10/09/2022	1,591	1,671
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	1,400	1,522
6.850% due 02/15/2020	700	784
9.000% due 02/01/2019	400	456
Kraft Heinz Foods Co.
3.500% due 07/15/2022	1,200	1,276
NBCUniversal Media LLC
4.375% due 04/01/2021	1,200	1,346
Oracle Corp.
3.400% due 07/08/2024	3,200	3,434
Philip Morris International, Inc.
3.600% due 11/15/2023	1,000	1,098
Reynolds American, Inc.
4.000% due 06/12/2022	1,200	1,306
4.850% due 09/15/2023	600	686
Sunoco, Inc.
5.750% due 01/15/2017	500	510
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020	250	255
UnitedHealth Group, Inc.
3.350% due 07/15/2022	1,330	1,426

3.875% due 10/15/2020	427	470

		46,335

UTILITIES 4.1%
AT&T, Inc.
2.450% due 06/30/2020	150	153
3.000% due 06/30/2022	2,200	2,256
3.600% due 02/17/2023	700	734
BP Capital Markets PLC
3.245% due 05/06/2022	3,000	3,159
Duke Energy Carolinas LLC
2.500% due 03/15/2023	1,200	1,243
Electricite de France S.A.
2.350% due 10/13/2020	1,400	1,432
Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	100	111
Pacific Gas & Electric Co.
3.250% due 09/15/2021	75	81
3.250% due 06/15/2023	373	398
Petroleos Mexicanos
5.500% due 01/21/2021	2,500	2,653
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	191	205
Shell International Finance BV
1.875% due 05/10/2021	1,100	1,108
Verizon Communications, Inc.
3.000% due 11/01/2021	3,300	3,464
5.150% due 09/15/2023	500	583

		17,580

Total Corporate Bonds & Notes (Cost $157,783)		161,744

MUNICIPAL BONDS & NOTES 4.4%
ARIZONA 0.6%
Arizona Department of Transportation State Highway Fund Revenue Notes, Series 2013
1.631% due 07/01/2018	1,250	1,269
Arizona School Facilities Board Revenue Notes, Series 2013
1.755% due 07/01/2019	1,200	1,228

		2,497

CALIFORNIA 1.3%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	3,065	3,726
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	800	910
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
5.035% due 05/15/2021	700	805

		5,441

FLORIDA 0.2%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2016
2.638% due 07/01/2021	900	940

GEORGIA 0.3%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes Series 2015
2.800% due 07/01/2022	1,080	1,149

NEVADA 0.2%
Nevada State General Obligation Notes, Series 2013
1.754% due 02/01/2019	650	664

NEW YORK 0.9%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	1,077
New York State Housing Finance Agency Revenue Notes, Series 2009
4.911% due 03/15/2019	500	551
New York State Urban Development Corp. Revenue Notes, Series 2013
1.350% due 03/15/2018	500	505
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	1,800	1,884

		4,017

OHIO 0.0%
Cincinnati, Ohio Water System Revenue Bonds, (BABs), Series 2009
6.458% due 12/01/2034	100	116

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
4.000% due 01/01/2017	200	203

TEXAS 0.9%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,307
Texas Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	1,455	1,794

		4,101

Total Municipal Bonds & Notes (Cost $18,438)		19,128

U.S. GOVERNMENT AGENCIES 40.6%
Fannie Mae
2.173% due 07/01/2034	1,124	1,179
2.500% due 02/01/2043 - 04/01/2045	10,332	10,465
2.561% due 10/01/2037	1,081	1,145
3.000% due 04/01/2043	1,549	1,611
3.500% due 08/01/2020 - 08/01/2045	11,793	12,528
3.820% due 09/01/2021	1,924	2,122
3.980% due 07/01/2021	2,500	2,782
5.000% due 04/01/2023 - 11/01/2044	12,076	13,427
5.500% due 04/01/2023 - 02/01/2042	9,187	10,333
Fannie Mae, TBA
2.500% due 08/01/2031	17,000	17,563
3.000% due 07/01/2046 - 08/01/2046	58,250	60,413
Freddie Mac
1.250% due 08/01/2019	1,100	1,114
3.500% due 06/01/2044 - 03/01/2046	6,652	7,028
Ginnie Mae
3.500% due 09/20/2045	10,834	11,515
Ginnie Mae, TBA
4.000% due 08/01/2046	20,000	21,373

Total U.S. Government Agencies (Cost $172,603)		174,598

U.S. TREASURY OBLIGATIONS 17.4%
U.S. Treasury Inflation Protected Securities (a)
0.375% due 07/15/2025	2,068	2,132
0.625% due 01/15/2026	5,336	5,624
1.750% due 01/15/2028	457	535
2.000% due 01/15/2026	241	284
2.375% due 01/15/2025	508	607
U.S. Treasury Notes
0.625% due 08/31/2017	25,800	25,828
1.125% due 02/28/2021	23,400	23,568
1.500% due 08/31/2018	16,000	16,307

Total U.S. Treasury Obligations (Cost $73,741)		74,885

ASSET-BACKED SECURITIES 4.8%
Ally Auto Receivables Trust
0.930% due 06/20/2017	438	438
Capital One Multi-Asset Execution Trust
0.900% due 02/15/2022	2,500	2,506
Chase Issuance Trust
1.360% due 04/15/2020	1,200	1,208
1.840% due 04/15/2022	1,700	1,736
Citibank Credit Card Issuance Trust
0.875% due 09/10/2020	1,550	1,556
Ford Credit Auto Lease Trust
1.040% due 05/15/2018	2,093	2,094
Ford Credit Auto Owner Trust
0.720% due 03/15/2018	747	747
Honda Auto Receivables Owner Trust
0.920% due 11/20/2017	1,388	1,389
Navient Student Loan Trust
0.773% due 07/25/2030	1,004	1,000
Nissan Auto Lease Trust
1.180% due 12/15/2017	1,521	1,522
SLC Student Loan Trust
0.743% due 06/15/2024	778	769
0.753% due 09/15/2026	1,500	1,456
SLM Student Loan Trust
0.728% due 07/25/2019	677	675
0.738% due 10/27/2025	636	633
0.748% due 10/25/2024	247	246
0.748% due 07/27/2026	861	851
0.848% due 04/25/2023	904	897
Toyota Auto Receivables Owner Trust
0.710% due 07/17/2017	403	402

0.920% due 02/15/2018	489	489

Total Asset-Backed Securities (Cost $20,598)		20,614

SOVEREIGN ISSUES 2.9%
Export-Import Bank of Korea
4.000% due 01/29/2021	2,000	2,185
4.375% due 09/15/2021	900	1,006
5.000% due 04/11/2022	3,400	3,937
5.125% due 06/29/2020	900	1,014
Korea Government International Bond
7.125% due 04/16/2019	1,400	1,629
Mexico Government International Bond
6.050% due 01/11/2040	200	253
Panama Government International Bond
9.375% due 04/01/2029	1,500	2,302

Total Sovereign Issues (Cost $11,492)		12,326

SHORT-TERM INSTRUMENTS 14.5%
REPURCHASE AGREEMENTS (b) 14.5%		62,515

Total Short-Term Instruments (Cost $62,515)		62,515

Total Investments in Securities (Cost $517,170)		525,810

Total Investments 122.2% (Cost $517,170)		$525,810
Financial Derivative Instruments (c)(d) 0.0% (Cost or Premiums, net $(5))		34
Other Assets and Liabilities, net (22.2)%		(95,540)

Net Assets 100.0%		$430,304

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MBC	0.780%	06/30/2016	07/01/2016	$62,200	U.S. Treasury Notes 1.875% due 10/31/2022	$(64,270)	$62,200	$62,201
SSB	0.010	06/30/2016	07/01/2016	315	U.S. Treasury Notes 0.750% due 12/31/2017	(326)	315	315

Total Repurchase Agreements						$(64,596)	$62,515	$62,516

(1)	Includes accrued interest.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	07/01/2046	$10,000	$0	$0
Fannie Mae, TBA	3.000	07/01/2046	17,750	(18,395)	(18,421)

Total Short Sales				$(18,395)	$(18,421)

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	Short	09/2016	78	$(35)	$6	$0

Total Futures Contracts				$(35)	$6	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	06/15/2026	$2,400	$(196)	$(30)	$6	$0
Pay	3-Month USD-LIBOR	1.750	12/21/2026	11,900	(312)	(41)	37	0

					$(508)	$(71)	$43	$0

Total Swap Agreements					$(508)	$(71)	$43	$0

Cash of $987 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Berkshire Hathaway, Inc.	1.000%	06/21/2021	1.000%	$650	$7	$(7)	$0	$0
	Prudential Financial, Inc.	1.000	06/21/2021	1.233	1,300	(13)	(1)	0	(14)
GST	Mexico Government International Bond	1.000	06/21/2019	1.000	100	1	(1)	0	0
JPM	China Government International Bond	1.000	12/21/2019	0.872	200	1	0	1	0
	MetLife, Inc.	1.000	06/21/2021	1.314	100	(1)	(1)	0	(2)

						$(5)	$(10)	$1	$(16)

Total Swap Agreements						$(5)	$(10)	$1	$(16)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$97,829	$0	$97,829
Industrials	0	46,335	0	46,335
Utilities	0	17,580	0	17,580
Municipal Bonds & Notes
Arizona	0	2,497	0	2,497
California	0	5,441	0	5,441
Florida	0	940	0	940
Georgia	0	1,149	0	1,149
Nevada	0	664	0	664
New York	0	4,017	0	4,017
Ohio	0	116	0	116
Pennsylvania	0	203	0	203
Texas	0	4,101	0	4,101
U.S. Government Agencies	0	174,598	0	174,598
U.S. Treasury Obligations	0	74,885	0	74,885
Asset-Backed Securities	0	20,614	0	20,614
Sovereign Issues	0	12,326	0	12,326
Short-Term Instruments
Repurchase Agreements	0	62,515	0	62,515

Total Investments	$0	$525,810	$0	$525,810

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,421)	$0	$(18,421)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$6	$43	$0	$49
Over the counter	0	1	0	1
	6	44	0	50

Financial Derivative Instruments - Liabilities
Over the counter	0	(16)	0	(16)

Totals	$6	$507,417	$0	$507,423

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Portfolio

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 256.4%
CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,436	$1,632

Total Corporate Bonds & Notes (Cost $1,436)		1,632

MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.1%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (d)	7,990	2,743

Total Municipal Bonds & Notes (Cost $4,007)		2,743

U.S. GOVERNMENT AGENCIES 222.5%
Fannie Mae
0.000% due 08/25/2022 (b)(d)	3	3
0.513% due 07/25/2037	1,850	1,815
0.523% due 12/25/2036	639	637
0.653% due 10/27/2037	14,194	14,158
0.673% due 07/25/2032 - 09/26/2033	299	286
0.713% due 06/25/2032	2	2
0.753% due 12/25/2028	12	12
0.813% due 02/25/2033	26	25
0.848% due 04/18/2028 - 12/18/2032	57	58
0.853% due 06/25/2029 - 04/25/2032	154	154
0.898% due 10/18/2030	35	36
0.948% due 09/18/2027	68	69
0.953% due 06/25/2030	136	137
1.103% due 06/25/2022 - 09/25/2023	33	33
1.353% due 04/25/2032 - 04/25/2037	7,059	7,195
1.553% due 05/25/2023	15	16
1.610% due 08/01/2042 - 10/01/2044	2,842	2,899
1.666% due 01/25/2017 (a)	5,211	27
1.686% due 03/01/2035	177	189
1.730% due 10/01/2016	1	1
1.750% due 08/01/2017	6	6
1.750% due 07/25/2044 (a)	3,163	186
1.753% due 11/25/2021	9	9
1.768% due 07/25/2052 (a)	3,369	231
1.803% due 04/25/2055 (a)	4,965	309
1.810% due 10/01/2030 - 12/01/2040	399	410
1.828% due 03/25/2045 (a)	3,072	220
1.859% due 07/25/2045 (a)	7,969	568
1.875% due 07/01/2017 - 05/01/2019	30	31
1.895% due 07/01/2030	20	21
1.897% due 08/25/2055 (a)	3,126	209
1.899% due 08/25/2054 (a)	1,368	97
1.920% due 03/01/2017 - 10/01/2023	11	10
1.928% due 10/01/2016 - 10/01/2031	34	33
1.937% due 10/25/2045 (a)	4,230	266
1.975% due 02/01/2021	12	13
1.998% due 11/01/2017	2	2
2.008% due 03/01/2018	0	1
2.029% due 06/01/2023	16	16
2.045% due 11/01/2035	1,221	1,303
2.125% due 08/01/2023 - 07/01/2027	7	7
2.137% due 04/01/2019	4	5
2.152% due 03/01/2035	85	88
2.235% due 11/01/2035	10	11
2.254% due 02/01/2032	58	60
2.261% due 09/01/2035	491	520
2.297% due 11/01/2035	392	400
2.348% due 02/01/2026	5	5
2.355% due 10/01/2028	11	11
2.375% due 06/01/2026	6	6
2.379% due 08/01/2029	35	37
2.387% due 07/01/2035	96	102
2.395% due 09/01/2028	1	1
2.398% due 09/01/2035	462	481
2.402% due 07/01/2032	20	20
2.410% due 11/01/2025	15	16
2.415% due 07/01/2034	167	177

2.432% due 01/01/2035	184	193
2.433% due 01/25/2022 (a)	24,352	2,134
2.443% due 02/01/2035	404	424
2.447% due 05/01/2035 - 10/01/2035	247	259
2.450% due 11/01/2023 - 01/01/2030	82	82
2.459% due 08/01/2035	103	109
2.464% due 05/01/2026	13	14
2.480% due 04/01/2030	6	6
2.492% due 03/01/2025	7	7
2.493% due 12/01/2035	84	86
2.500% due 04/01/2033	92	94
2.504% due 09/01/2035	21	23
2.518% due 10/01/2035	34	36
2.520% due 06/01/2029 - 07/01/2035	251	263
2.527% due 09/01/2030	17	17
2.528% due 02/01/2027	38	39
2.537% due 09/01/2017	23	24
2.539% due 05/01/2030	27	28
2.553% due 02/01/2034	114	118
2.555% due 04/01/2022	25	25
2.557% due 02/01/2026 - 05/25/2035	293	309
2.559% due 09/01/2031	16	17
2.580% due 11/01/2031	29	30
2.603% due 11/01/2025	68	72
2.612% due 12/01/2035	35	36
2.627% due 12/01/2031	4	4
2.645% due 09/01/2030	19	19
2.655% due 11/01/2035	25	25
2.680% due 04/01/2020	35	36
2.685% due 09/01/2034	230	243
2.692% due 06/01/2030 - 03/01/2035	264	278
2.695% due 02/01/2025	28	28
2.696% due 07/01/2024	1	1
2.721% due 06/01/2035	39	41
2.750% due 06/01/2017 - 12/01/2023	22	23
2.752% due 03/01/2030	96	99
2.760% due 02/01/2017 - 04/01/2030	16	17
2.764% due 05/01/2036	102	109
2.765% due 05/01/2029	13	13
2.770% due 04/01/2032	5	5
2.774% due 12/01/2027	14	15
2.779% due 02/01/2035	116	122
2.787% due 02/01/2036	73	77
2.815% due 03/01/2024	7	8
2.830% due 04/01/2030	41	42
2.835% due 12/01/2017	8	8
2.837% due 06/01/2035	1,874	1,982
2.840% due 01/01/2026	101	105
2.859% due 06/01/2032	125	133
2.860% due 12/01/2029	3	3
2.905% due 05/01/2035	201	212
2.975% due 05/01/2027	25	25
3.000% due 11/01/2028 - 12/01/2043	26,110	27,496
3.000% due 08/20/2046 (c)	6,700	774
3.027% due 04/01/2035	61	64
3.032% due 05/01/2036	655	683
3.078% due 08/01/2029	8	8
3.100% due 01/01/2026	200	216
3.127% due 09/01/2027	1	1
3.178% due 01/01/2030	125	128
3.210% due 05/01/2036	10	10
3.220% due 02/01/2024	73	73
3.289% due 10/25/2042	2,589	2,579
3.440% due 02/01/2032	5,000	5,576
3.500% due 06/01/2020 - 02/01/2045	40,467	42,884
3.515% due 08/01/2026	4	4
3.550% due 05/01/2036	8	8
3.616% due 02/01/2030	154	162
3.800% due 08/01/2025	3,178	3,581
3.812% due 06/01/2029	3	3
3.860% due 05/01/2036	14	15
3.905% due 02/01/2031	31	32
4.000% due 04/01/2019 - 01/01/2045	247,895	269,893
4.063% due 11/01/2028	73	77
4.182% due 11/01/2028	195	207
4.261% due 08/01/2028	59	62
4.410% due 02/01/2028	61	64
4.500% due 11/01/2018 - 06/01/2044	38,987	43,237
4.520% due 01/01/2028	3	3
4.650% due 09/01/2034	28	29
4.761% due 02/01/2031	155	160
4.875% due 05/01/2019	4	4
4.947% due 07/01/2024	1	1
5.000% due 02/01/2017 - 11/01/2043	23,301	25,541
5.104% due 01/01/2029	9	9
5.363% due 12/01/2030	161	171

5.495% due 02/01/2031	69	72
5.500% due 11/01/2020 - 02/01/2042	40,885	46,378
5.504% due 09/01/2020	6	6
5.697% due 07/25/2042 - 08/25/2042 (a)	31,632	6,019
5.700% due 08/01/2018	300	314
6.000% due 03/25/2017 - 11/01/2040	48,663	55,747
6.290% due 02/25/2029	217	234
6.300% due 06/25/2031 - 10/17/2038	222	231
6.500% due 12/01/2017 - 05/01/2040	20,258	23,683
6.589% due 10/25/2031	7	8
6.850% due 12/18/2027	359	418
6.875% due 02/01/2018	6	6
7.000% due 03/25/2020 - 09/01/2032	674	758
7.500% due 03/25/2023 - 07/25/2041	1,005	1,162
7.730% due 01/01/2025	663	662
7.800% due 10/25/2022 - 06/25/2026	33	37
8.000% due 07/01/2030 - 05/01/2032	30	36
8.268% due 10/25/2045	6,691	6,871
8.361% due 06/25/2032	19	19
8.500% due 11/01/2017	3	3
8.750% due 11/25/2019 - 06/25/2021	35	38
9.000% due 03/25/2021 - 11/01/2025	27	31
9.000% due 05/25/2022 - 06/25/2022 (a)	9	2
9.500% due 11/25/2020 - 04/01/2025	89	97
10.791% due 11/25/2043	383	385
13.630% due 06/25/2042	379	713
Fannie Mae, TBA
2.000% due 07/01/2031	39,000	39,555
2.500% due 07/01/2031 - 08/01/2031	207,500	214,419
3.000% due 07/01/2031 - 08/01/2046	403,900	420,338
3.500% due 07/01/2031 - 08/01/2046	756,400	798,155
4.000% due 07/01/2046 - 08/01/2046	154,345	165,321
4.500% due 08/01/2046	63,000	68,735
5.000% due 07/01/2046	62,000	68,878
5.500% due 07/01/2046	21,000	23,609
6.000% due 07/01/2046	6,000	6,863
Farmer Mac
8.298% due 04/25/2030	192	190
FDIC Structured Sale Guaranteed Notes
0.935% due 11/29/2037	1,489	1,485
Federal Housing Administration
6.875% due 12/01/2016	4	4
6.896% due 07/01/2020	61	59
7.430% due 02/01/2020 - 05/01/2024	1,366	1,337
Freddie Mac
0.642% due 03/15/2031	95	96
0.692% due 07/15/2034	15	15
0.693% due 07/25/2031	40	39
0.703% due 05/25/2031	163	162
0.733% due 09/25/2031	163	161
0.792% due 12/15/2029	107	107
0.892% due 03/15/2024 - 12/15/2031	331	333
0.942% due 05/15/2023 - 03/15/2032	41	41
0.992% due 03/15/2032	2	2
1.042% due 08/15/2035	1,257	1,267
1.159% due 11/25/2022 (a)	31,358	1,677
1.167% due 01/25/2020 (a)	59,353	1,745
1.250% due 10/02/2019 (i)(k)	37,780	38,239
1.384% due 04/25/2021 (a)	98,082	4,913
1.392% due 04/15/2031	1,117	1,147
1.442% due 06/15/2031	80	82
1.479% due 11/25/2019 (a)	55,764	1,990
1.552% due 11/25/2019 (a)	82,282	3,292
1.558% due 10/15/2037 (a)	396	22
1.642% due 07/15/2027	523	540
1.655% due 11/25/2016	3,668	3,668
1.805% due 10/15/2037 (a)	9,634	661
1.809% due 05/15/2037 (a)	757	52
1.889% due 11/15/2036 (a)	2,845	198
1.894% due 07/01/2030	104	106
1.900% due 10/15/2041 (a)	2,396	202
1.928% due 05/01/2017 - 09/01/2018	18	18
1.962% due 02/15/2038 (a)	2,004	139
2.097% due 08/15/2036 (a)	2,071	164
2.125% due 03/01/2017 - 10/01/2024	1	2
2.170% due 08/01/2018	9	9
2.210% due 04/01/2025	18	18
2.250% due 02/01/2017 - 12/01/2018	1	1
2.270% due 07/01/2019	7	7
2.328% due 10/01/2023	249	261
2.357% due 10/01/2018	1	1
2.371% due 12/01/2035	1,124	1,182
2.374% due 10/01/2027	13	13
2.375% due 08/01/2029	14	15
2.393% due 10/01/2035	256	269
2.469% due 09/01/2028	13	14

2.472% due 01/01/2028	22	23
2.481% due 08/01/2031	11	11
2.500% due 04/01/2019 - 08/01/2031	71	72
2.500% due 12/15/2027 (a)	9,548	809
2.505% due 08/01/2035	117	124
2.516% due 06/01/2022	14	15
2.536% due 09/01/2026	80	83
2.558% due 11/01/2031	1	1
2.560% due 11/01/2027	3	3
2.563% due 04/01/2029	16	16
2.572% due 03/01/2033	112	117
2.575% due 05/01/2019	2	2
2.576% due 10/01/2023	29	30
2.588% due 02/01/2029	78	82
2.593% due 10/01/2024	55	58
2.598% due 12/01/2032	60	63
2.604% due 11/01/2027	76	77
2.630% due 06/01/2024	8	9
2.641% due 07/01/2024 - 06/01/2028	62	65
2.644% due 11/01/2027	33	34
2.648% due 07/01/2035	414	437
2.664% due 04/01/2031	2	2
2.693% due 06/01/2022	2	2
2.705% due 11/01/2029	678	710
2.706% due 05/01/2032	168	174
2.710% due 12/01/2026	7	7
2.714% due 05/01/2032	260	271
2.722% due 03/01/2033	54	58
2.737% due 08/01/2027	7	7
2.750% due 06/15/2026	9,204	9,349
2.776% due 10/01/2027	17	18
2.779% due 02/01/2027	136	141
2.780% due 07/01/2027	31	33
2.787% due 10/01/2036	224	237
2.809% due 11/01/2034	204	216
2.818% due 07/01/2030	11	12
2.821% due 12/01/2029	92	96
2.825% due 09/01/2027	27	27
2.839% due 08/01/2030	2	3
2.855% due 02/01/2031	1	1
2.865% due 02/01/2027	22	23
2.891% due 07/01/2028	168	176
2.911% due 03/01/2032	27	29
2.917% due 09/01/2024	12	13
2.941% due 05/01/2032	19	20
2.944% due 03/01/2027	4	4
2.989% due 02/01/2029	40	41
3.000% due 08/15/2032 - 07/01/2043	11,394	11,798
3.000% due 12/15/2042 (a)	11,515	1,191
3.026% due 04/01/2036	329	351
3.033% due 08/15/2032	213	222
3.140% due 03/01/2029	33	35
3.225% due 05/01/2032	3	3
3.500% due 12/15/2022 - 07/01/2043	8,894	9,505
3.500% due 08/15/2026 (a)	2,235	414
4.000% due 06/01/2029 - 09/01/2045	20,681	22,405
4.500% due 06/01/2018 - 09/01/2043	30,503	33,542
5.000% due 04/01/2018 - 08/01/2041	39,686	44,008
5.500% due 11/01/2018 - 06/01/2041	70,178	78,871
6.000% due 03/01/2017 - 05/01/2040	11,426	12,971
6.250% due 12/15/2028	310	350
6.500% due 08/01/2016 - 10/25/2043	4,697	5,496
7.000% due 11/15/2020 - 12/01/2032	296	332
7.000% due 10/25/2023 (a)	26	5
7.400% due 02/01/2021	55	54
7.500% due 03/01/2022 - 01/15/2030	151	180
7.500% due 08/15/2029 (a)	6	1
7.645% due 05/01/2025	591	629
8.000% due 06/01/2030 - 09/01/2030	3	4
8.500% due 11/15/2018 - 08/01/2027	85	96
8.916% due 10/15/2040	42	44
9.000% due 12/15/2020	14	15
9.050% due 06/15/2019	2	3
9.500% due 12/15/2020 - 06/01/2021	59	67
9.500% due 11/01/2021 (a)	5	1
10.916% due 04/15/2044	837	856
11.049% due 05/15/2035	4,847	5,533
12.139% due 05/15/2041	5,953	6,849
14.173% due 01/15/2035	6,405	7,879
Freddie Mac, TBA
3.000% due 07/01/2046 - 08/01/2046	113,000	117,012
3.500% due 07/01/2046 - 08/01/2046	182,000	191,752
4.000% due 07/01/2046 - 08/01/2046	130,900	140,081
4.500% due 08/01/2046	19,000	20,713
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	350	319

0.642% due 05/16/2030 - 02/16/2032	107	107
0.742% due 01/16/2031	6	6
0.768% due 03/16/2051 (a)	1,594	44
0.798% due 06/20/2032	138	138
0.878% due 06/16/2043 (a)	55,732	1,570
1.042% due 02/16/2030	28	29
1.086% due 05/20/2063	4,228	4,228
1.156% due 09/20/2063	19,437	19,509
1.398% due 03/20/2031	1,148	1,169
1.436% due 08/20/2063	31,076	31,529
1.448% due 02/20/2031	657	661
1.682% due 01/20/2059	781	794
1.736% due 09/20/2063	14,931	15,333
1.744% due 10/20/2058	672	683
1.750% due 04/20/2017 - 04/20/2033	7,769	8,061
1.875% due 08/20/2017 - 07/20/2035	12,455	12,951
2.000% due 06/20/2017 - 12/20/2032	5,229	5,429
2.500% due 09/20/2017 - 01/20/2034	12,459	13,000
3.000% due 06/20/2018 - 03/15/2045	862	902
3.500% due 12/20/2018 - 04/15/2045	17,549	18,676
3.500% due 07/20/2045 (a)	55,570	5,114
4.000% due 11/20/2018 - 05/15/2043	1,639	1,783
4.500% due 06/15/2035 - 08/20/2045	49,570	53,914
5.000% due 03/15/2033 - 08/20/2043	84,217	93,958
5.500% due 05/15/2031 - 08/15/2041	25,199	28,451
6.000% due 09/15/2036 - 12/15/2040	3,899	4,505
6.250% due 03/16/2029	846	975
6.500% due 10/15/2023 - 07/15/2039	5,611	6,559
6.859% due 03/16/2041	288	320
7.000% due 09/15/2025 - 09/20/2028	37	43
7.500% due 04/15/2017 - 11/15/2031	85	94
7.750% due 10/15/2025	13	13
8.000% due 04/15/2017 - 09/15/2031	125	150
8.268% due 09/20/2045	14,728	15,338
8.500% due 06/15/2027 - 01/20/2031	485	537
9.000% due 04/15/2020 - 09/15/2030	36	38
9.500% due 12/15/2021	12	14
Ginnie Mae, TBA
2.500% due 07/01/2046	1,000	1,017
3.000% due 07/01/2046 - 08/01/2046	205,000	213,970
3.500% due 07/01/2046 - 08/01/2046	241,000	255,466
4.000% due 07/01/2046 - 08/01/2046	119,500	127,963
4.500% due 07/01/2046 - 08/01/2046	99,800	107,106
5.000% due 07/01/2046	4,000	4,341
Small Business Administration
5.370% due 04/01/2028	4,175	4,688
5.490% due 05/01/2028	5,456	6,178
5.870% due 05/01/2026 - 07/01/2028	4,092	4,671
6.220% due 12/01/2028	647	745
7.190% due 12/01/2019	20	21
7.220% due 11/01/2020	79	84
Vendee Mortgage Trust
6.423% due 01/15/2030	286	332
6.500% due 03/15/2029	808	950

Total U.S. Government Agencies (Cost $4,229,800)		4,282,806

U.S. TREASURY OBLIGATIONS 12.8%
U.S. Treasury Notes
1.250% due 06/30/2023	9,000	9,047
1.375% due 03/31/2020 (g)(i)	12,000	12,230
1.375% due 04/30/2020 (g)(i)	12,000	12,230
1.375% due 10/31/2020 (g)	30,000	30,552
1.625% due 11/30/2020 (g)(i)	50,000	51,478
1.625% due 04/30/2023	127,300	130,204
2.000% due 02/15/2025 (k)	300	314

Total U.S. Treasury Obligations (Cost $240,442)		246,055

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.5%
Adjustable Rate Mortgage Trust
2.683% due 01/25/2035	466	472
3.110% due 09/25/2035	1,367	1,136
American Home Mortgage Investment Trust
2.978% due 02/25/2045	637	638
BAMLL Commercial Mortgage Securities Trust
1.662% due 01/15/2028	2,300	2,303
Banc of America Funding Ltd.
0.699% due 10/03/2039	718	704
Banc of America Funding Trust
0.738% due 05/20/2035 ^	982	685
5.000% due 09/25/2019	112	113
5.753% due 10/25/2036 ^	1,713	1,404
5.837% due 01/25/2037 ^	1,504	1,276
Banc of America Mortgage Trust
2.894% due 02/25/2036 ^	479	429

3.075% due 07/25/2033	87	87
3.100% due 06/20/2031	130	133
3.112% due 07/25/2034	5	6
3.546% due 07/20/2032	7	7
6.500% due 10/25/2031	19	20
BCAP LLC Trust
0.944% due 01/26/2036	2,840	2,671
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/2035	162	163
2.460% due 08/25/2035	261	261
2.750% due 11/25/2030	3	3
2.756% due 08/25/2033	450	446
2.875% due 01/25/2034	4	4
2.908% due 08/25/2033	612	616
2.924% due 03/25/2035	127	128
3.065% due 04/25/2034	6	6
3.090% due 03/25/2035	504	507
3.226% due 02/25/2033	7	6
Bear Stearns ALT-A Trust
2.826% due 11/25/2036 ^	932	643
2.907% due 11/25/2036	996	749
2.913% due 05/25/2035	572	552
3.877% due 11/25/2036 ^	422	321
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030	529	547
Bear Stearns Mortgage Securities, Inc.
2.911% due 06/25/2030	4	4
Bear Stearns Structured Products, Inc. Trust
2.690% due 12/26/2046	2,050	1,529
Bella Vista Mortgage Trust
0.698% due 05/20/2045	489	370
Chase Mortgage Finance Trust
2.742% due 09/25/2036 ^	86	75
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.633% due 05/25/2036	276	245
0.703% due 08/25/2035	504	449
0.932% due 01/25/2035	467	396
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035	636	635
2.861% due 08/25/2035 ^	746	560
3.040% due 05/25/2035	14	13
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,332	1,148
Commercial Mortgage Trust
1.734% due 07/10/2046 (a)	26,958	582
2.132% due 07/10/2046 (a)	16,557	1,083
Countrywide Alternative Loan Resecuritization Trust
2.893% due 03/25/2047	246	230
Countrywide Alternative Loan Trust
0.623% due 01/25/2037 ^	316	262
0.648% due 07/20/2046 ^	844	415
0.653% due 05/25/2036	74	55
0.663% due 05/25/2035	1,250	979
0.673% due 05/25/2035	230	190
0.703% due 05/25/2035	337	198
0.703% due 09/25/2046 ^	4,050	1,126
0.703% due 10/25/2046 ^	1,189	389
0.713% due 07/25/2046 ^	2,083	1,111
0.723% due 05/25/2036 ^	106	181
0.728% due 09/20/2046	7,300	2,724
0.733% due 12/25/2035	357	311
0.793% due 10/25/2046 ^	2,062	136
0.803% due 06/25/2047 ^	127	17
0.816% due 11/25/2035 ^	374	83
6.250% due 11/25/2036 ^	1,636	1,407
Countrywide Home Loan Mortgage Pass-Through Trust
0.683% due 05/25/2035	1,298	1,074
0.743% due 04/25/2035	889	758
0.753% due 04/25/2046 ^	506	364
0.793% due 03/25/2036	770	399
0.803% due 02/25/2036 ^	376	361
0.993% due 02/25/2035	237	224
1.093% due 03/25/2035	114	83
1.113% due 02/25/2035	792	686
1.133% due 02/25/2035	21	18
2.298% due 06/19/2031	7	6
2.500% due 07/19/2031	7	6
2.542% due 09/25/2034 ^	329	265
2.754% due 02/20/2036 ^	577	461
2.774% due 09/25/2047 ^	1,310	1,135
2.991% due 11/19/2033	12	12
3.002% due 08/25/2034 ^	531	454
3.241% due 11/19/2033	25	25
Credit Suisse First Boston Mortgage Securities Corp.
2.539% due 06/25/2033	25	25
4.903% due 06/25/2032	4	4

Credit Suisse Mortgage Capital Certificates
4.791% due 05/27/2053	5,297	5,822
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	2,762	1,473
Deutsche ALT-B Securities, Inc.
0.553% due 10/25/2036 ^	24	15
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust
6.000% due 11/26/2036	641	656
DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023	10	10
FFCA Secured Franchise Loan Trust
8.180% due 09/18/2027	1,241	1,243
8.970% due 09/18/2027	4,000	2,985
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	297	306
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	23	23
First Republic Mortgage Loan Trust
0.792% due 11/15/2031	2,459	2,359
1.321% due 11/15/2031	585	494
GreenPoint Mortgage Funding Trust
0.653% due 12/25/2046 ^	2,366	1,535
0.723% due 04/25/2036 ^	350	243
Greenpoint Mortgage Pass-Through Certificates
3.135% due 10/25/2033	78	77
GS Mortgage Securities Trust
3.206% due 02/10/2048	6,000	6,285
GSR Mortgage Loan Trust
0.713% due 08/25/2046	3,793	1,674
2.678% due 06/25/2034	37	35
2.886% due 04/25/2036	456	406
HarborView Mortgage Loan Trust
0.578% due 03/19/2037	584	494
0.638% due 07/21/2036	1,441	1,159
0.668% due 05/19/2046 ^	1,026	398
0.698% due 09/19/2046 ^	53	2
2.313% due 11/19/2034	83	65
3.121% due 07/19/2035 ^	25	21
3.163% due 08/19/2036 ^	483	428
3.253% due 08/19/2034	2,084	2,000
HomeBanc Mortgage Trust
0.633% due 12/25/2036	424	376
1.313% due 08/25/2029	631	588
Impac Secured Assets Trust
0.603% due 11/25/2036	1,897	1,460
IndyMac Adjustable Rate Mortgage Trust
1.969% due 01/25/2032	9	9
IndyMac Mortgage Loan Trust
0.663% due 05/25/2046	1,525	1,252
0.693% due 04/25/2035	135	117
0.693% due 07/25/2035	1,420	1,238
0.753% due 11/25/2035 ^	215	125
0.753% due 06/25/2037 ^	537	282
1.093% due 02/25/2035	310	286
2.763% due 08/25/2035 ^	1,342	1,111
2.790% due 01/25/2036 ^	2	2
2.837% due 12/25/2034	13	12
3.019% due 01/25/2036 ^	1,810	1,502
JPMorgan Mortgage Trust
2.832% due 10/25/2035	2,258	2,096
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	2	0
Lehman XS Trust
0.773% due 11/25/2046 ^	1,662	740
Luminent Mortgage Trust
0.626% due 12/25/2036 ^	2,224	1,832
MASTR Adjustable Rate Mortgages Trust
0.693% due 05/25/2037	728	452
0.753% due 05/25/2047 ^	2,883	1,833
0.793% due 05/25/2047 ^	2,445	1,127
MASTR Asset Securitization Trust
5.000% due 12/25/2019	388	396
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	143	146
MASTR Seasoned Securitization Trust
2.669% due 10/25/2032	333	330
6.242% due 09/25/2017	45	45
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.142% due 11/15/2031	596	557
1.322% due 11/15/2031	73	64
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.882% due 12/15/2030	669	640
0.922% due 06/15/2030	582	555
Merrill Lynch Alternative Note Asset Trust
0.753% due 03/25/2037	1,357	608

Merrill Lynch Mortgage Investors Trust
1.593% due 10/25/2028	80	80
2.429% due 01/25/2029	3,314	3,184
2.458% due 04/25/2035	27	26
Morgan Stanley Mortgage Loan Trust
0.963% due 02/25/2047	1,716	1,175
2.836% due 07/25/2035 ^	1,470	1,208
Mortgage Equity Conversion Asset Trust
1.065% due 05/25/2042	14,512	12,735
1.070% due 01/25/2042	37,049	31,491
1.170% due 02/25/2042	5,442	4,633
Nomura Asset Acceptance Corp. Alternative Loan Trust
6.813% due 02/19/2030	321	316
PNC Commercial Mortgage Acceptance Corp.
1.395% due 07/15/2031 (a)	474	6
Prime Mortgage Trust
0.853% due 02/25/2034	53	50
4.750% due 11/25/2019	14	14
Residential Accredit Loans, Inc. Trust
0.723% due 05/25/2046 ^	1,835	1,146
0.953% due 06/25/2035	477	386
3.275% due 08/25/2035 ^	610	317
Residential Funding Mortgage Securities, Inc. Trust
3.154% due 09/25/2035 ^	1,635	1,252
RiverView HECM Trust
0.513% due 07/25/2047	9,703	9,136
Sequoia Mortgage Trust
1.088% due 04/19/2027	70	66
1.148% due 10/19/2026	31	31
1.161% due 11/22/2024	7	7
1.208% due 10/20/2027	593	559
2.627% due 01/20/2047 ^	1,167	949
Structured Adjustable Rate Mortgage Loan Trust
1.188% due 06/25/2034	712	664
2.478% due 10/25/2037 ^	1,931	1,296
2.743% due 11/25/2035 ^	1,558	1,237
2.762% due 01/25/2035	1,404	1,335
2.791% due 07/25/2034	58	57
2.826% due 08/25/2035	22	20
2.939% due 07/25/2035 ^	83	71
Structured Asset Mortgage Investments Trust
0.583% due 03/25/2037	259	194
0.643% due 06/25/2036	400	332
0.663% due 05/25/2036	1,419	1,100
0.683% due 05/25/2045	1,813	1,584
0.698% due 07/19/2035	3,280	3,146
0.753% due 08/25/2036 ^	3,728	1,826
1.108% due 09/19/2032	1,875	1,827
1.108% due 10/19/2034	211	202
1.148% due 03/19/2034	972	945
Structured Asset Mortgage Investments, Inc.
1.608% due 05/02/2030	62	37
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.747% due 05/25/2022	114	115
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.631% due 08/25/2032	350	344
2.688% due 02/25/2032	2	2
2.694% due 01/25/2032	99	96
2.806% due 06/25/2033	30	30
2.957% due 07/25/2032	1	1
3.224% due 04/25/2033	29	29
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,678	1,033
5.970% due 09/25/2036	9,085	1,127
6.015% due 07/25/2037	3,109	2,165
Thornburg Mortgage Securities Trust
2.649% due 06/25/2043	1,361	1,350
WaMu Mortgage Pass-Through Certificates Trust
0.713% due 11/25/2045	1,440	1,321
0.743% due 10/25/2045	159	148
0.783% due 01/25/2045	1,743	1,611
0.953% due 07/25/2044	252	229
1.093% due 01/25/2045	408	383
1.093% due 07/25/2045	83	78
1.153% due 12/25/2045	902	381
1.277% due 11/25/2046	495	389
1.437% due 02/25/2046	1,668	1,518
1.637% due 11/25/2042	74	69
1.800% due 08/25/2042	824	786
1.837% due 06/25/2042	518	498
1.928% due 01/25/2047	1,696	1,529
2.225% due 12/25/2036 ^	1,521	1,313
2.277% due 04/25/2037 ^	1,587	1,365
2.490% due 08/25/2033	665	672
2.514% due 09/25/2033	274	276
2.538% due 12/25/2035	506	489
2.769% due 03/25/2034	14	14

Washington Mutual Mortgage Pass-Through Certificates Trust
0.703% due 07/25/2046 ^	508	225
2.508% due 11/25/2030	215	215
6.268% due 07/25/2036	3,191	1,468
Wells Fargo Commercial Mortgage Trust
2.199% due 10/15/2045 (a)	49,075	3,965
Wells Fargo Mortgage-Backed Securities Trust
0.953% due 07/25/2037 ^	923	800
2.785% due 10/25/2033	138	138
2.787% due 12/25/2033	335	335
2.880% due 06/25/2035	609	628
3.080% due 07/25/2034	54	57

Total Non-Agency Mortgage-Backed Securities (Cost $217,597)		202,120

ASSET-BACKED SECURITIES 8.3%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,325	988
ACE Securities Corp. Home Equity Loan Trust
0.513% due 10/25/2036	317	175
1.153% due 08/25/2030	31	30
1.503% due 07/25/2034	1,604	1,480
AFC Home Equity Loan Trust
1.263% due 06/25/2029	274	238
1.403% due 12/26/2029	2	2
Amortizing Residential Collateral Trust
1.033% due 07/25/2032	736	691
1.153% due 10/25/2031	270	246
Amresco Residential Securities Corp. Mortgage Loan Trust
0.923% due 06/25/2029	204	190
0.948% due 06/25/2028	48	46
1.008% due 06/25/2027	21	20
1.083% due 09/25/2028	567	540
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.943% due 10/25/2035	7,500	6,165
Asset-Backed Funding Certificates Trust
1.153% due 06/25/2034	262	246
1.466% due 03/25/2032	524	503
Asset-Backed Securities Corp. Home Equity Loan Trust
0.533% due 05/25/2037	1	1
0.962% due 06/15/2031	187	182
1.398% due 09/25/2034	4,213	3,928
Bayview Financial Acquisition Trust
0.804% due 05/28/2037	1,976	1,469
Bear Stearns Asset-Backed Securities Trust
0.853% due 09/25/2046	1,930	1,636
1.428% due 02/25/2034	362	334
1.653% due 10/25/2032	210	199
1.953% due 11/25/2042	393	365
3.192% due 06/25/2043	26	25
CDC Mortgage Capital Trust
1.503% due 01/25/2033	713	669
Centex Home Equity Loan Trust
0.753% due 01/25/2032	98	92
1.303% due 01/25/2032	832	658
Chase Funding Trust
1.053% due 07/25/2033	21	19
1.093% due 08/25/2032	527	483
1.113% due 11/25/2032	392	376
CIFC Funding Ltd.
1.459% due 08/14/2024	5,770	5,778
CIT Group Home Equity Loan Trust
0.993% due 06/25/2033	796	751
1.428% due 12/25/2031	354	335
Citigroup Global Markets Mortgage Securities, Inc.
1.428% due 10/25/2028	56	56
1.803% due 01/25/2032	326	300
6.930% due 08/25/2028	247	252
Citigroup Mortgage Loan Trust, Inc.
0.513% due 07/25/2045	307	215
Conseco Finance Home Equity Loan Trust
1.142% due 08/15/2033	2,230	2,178
1.942% due 05/15/2032	463	456
Conseco Financial Corp.
6.240% due 12/01/2028	867	910
7.550% due 01/15/2029	29	30
Countrywide Asset-Backed Certificates
1.353% due 06/25/2033	123	119
1.353% due 10/25/2047	2,029	1,705
1.453% due 09/25/2032	1,351	1,271
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 05/25/2044	111	110
1.193% due 08/25/2032	153	136
Credit-Based Asset Servicing and Securitization LLC
0.523% due 01/25/2037 ^	365	131
1.553% due 04/25/2032	184	178

Delta Funding Home Equity Loan Trust
1.262% due 09/15/2029	14	13
Denali Capital CLO Ltd.
0.865% due 01/22/2022	3,150	3,099
Dryden Senior Loan Fund
1.798% due 01/15/2022	4,683	4,671
Eastland CLO Ltd.
0.867% due 05/01/2022	4,362	4,336
EMC Mortgage Loan Trust
1.186% due 05/25/2040	280	256
EquiFirst Mortgage Loan Trust
0.933% due 01/25/2034	183	169
First Plus Home Loan Owners Trust
7.670% due 05/10/2024	399	444
Galaxy CLO Ltd.
1.926% due 08/20/2022	716	717
GE-WMC Mortgage Securities Trust
0.493% due 08/25/2036	54	28
GMAC Mortgage Corp. Home Equity Loan Trust
0.933% due 01/25/2029	115	108
GSAMP Trust
0.753% due 10/25/2036 ^	8,692	1,117
0.853% due 02/25/2033	300	277
IMC Home Equity Loan Trust
6.880% due 11/20/2028	2	2
7.520% due 08/20/2028	30	30
Irwin Home Equity Loan Trust
1.803% due 02/25/2029	89	87
JPMorgan Mortgage Acquisition Trust
0.533% due 08/25/2036	61	30
0.713% due 03/25/2037	300	222
Long Beach Mortgage Loan Trust
1.013% due 10/25/2034	62	58
1.503% due 10/25/2034	775	670
1.878% due 03/25/2032	548	531
Madison Park Funding Ltd.
1.903% due 06/15/2022	539	539
MASTR Asset-Backed Securities Trust
1.203% due 12/25/2034 ^	3,737	3,592
Merrill Lynch Mortgage Investors Trust
0.513% due 10/25/2037 ^	1,548	409
0.533% due 09/25/2037	240	94
1.173% due 06/25/2035	516	473
MESA Trust
1.253% due 12/25/2031	530	492
Mid-State Trust
6.340% due 10/15/2036	764	841
7.340% due 07/01/2035	402	430
7.400% due 07/01/2035	17	18
7.790% due 07/01/2035	23	24
7.791% due 03/15/2038	1,149	1,247
Morgan Stanley ABS Capital, Inc. Trust
1.253% due 07/25/2037	130	129
Morgan Stanley Mortgage Loan Trust
0.813% due 04/25/2037	348	167
5.750% due 04/25/2037 ^	912	600
6.000% due 07/25/2047 ^	1,900	1,431
Muir Grove CLO Ltd.
1.258% due 03/25/2020	3,703	3,685
NovaStar Mortgage Funding Trust
0.583% due 03/25/2037	2,854	1,840
Option One Mortgage Loan Trust
0.593% due 01/25/2037	858	505
1.233% due 02/25/2035	4,021	3,166
Option One Mortgage Loan Trust Asset-Backed Certificates
0.913% due 11/25/2035	400	304
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.953% due 07/25/2035	4,688	4,649
Renaissance Home Equity Loan Trust
0.813% due 11/25/2034	215	185
0.953% due 12/25/2033	2,181	2,043
1.213% due 12/25/2032	22	20
1.333% due 08/25/2033	299	279
1.653% due 08/25/2032	936	853
Residential Asset Securities Corp. Trust
0.953% due 07/25/2032 ^	706	626
1.033% due 06/25/2033	100	80
1.053% due 06/25/2032 ^	64	52
Residential Mortgage Loan Trust
1.953% due 09/25/2029	117	113
SACO, Inc.
0.973% due 06/25/2036 ^	307	553
Saxon Asset Securities Trust
1.133% due 12/26/2034	1,041	994

Securitized Asset-Backed Receivables LLC Trust
0.513% due 12/25/2036 ^	2,697	828
SLM Student Loan Trust
0.718% due 07/25/2019	111	111
0.728% due 07/25/2019	770	767
0.808% due 07/25/2023	1,554	1,537
1.388% due 01/25/2019	1,697	1,690
1.853% due 12/15/2033	4,019	3,897
2.138% due 04/25/2023	39,605	39,615
Soundview Home Loan Trust
0.513% due 11/25/2036	83	33
Specialty Underwriting & Residential Finance Trust
0.953% due 09/25/2036	7,500	5,167
1.133% due 01/25/2034	300	266
1.653% due 10/25/2035	1,141	926
Structured Asset Investment Loan Trust
1.113% due 04/25/2035	5,000	4,932
1.428% due 09/25/2034	827	720
1.728% due 12/25/2034	976	608
1.878% due 04/25/2034	276	264
Symphony CLO Ltd.
0.883% due 07/18/2021	4,112	4,120
Trapeza CDO Ltd.
1.557% due 11/16/2034	1,000	700
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^	1,400	1,366
UPS Capital Business Credit
1.022% due 04/15/2026	76	11
Voya CLO Ltd.
1.948% due 10/15/2022	6,500	6,490
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.083% due 04/25/2034	819	741

Total Asset-Backed Securities (Cost $175,126)		158,994

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (f) 2.1%		39,946

U.S. TREASURY BILLS 0.0%
0.264% due 11/03/2016 (d)(e)(k)	422	422

Total Short-Term Instruments (Cost $40,368)		40,368

Total Investments in Securities (Cost $4,908,776)		4,934,718

	SHARES
INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III	10,147,369	100,297

Total Short-Term Instruments (Cost $100,288)		100,297

Total Investments in Affiliates (Cost $100,288)		100,297

Total Investments 261.6% (Cost $5,009,064)		$5,035,015
Financial Derivative Instruments (h)(j) 0.3% (Cost or Premiums, net $(3,999))		6,050
Other Assets and Liabilities, net (161.9)%		(3,116,179)

Net Assets 100.0%		$1,924,886

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	(0.650)%	06/30/2016	07/01/2016	$27,236	U.S. Treasury Notes 1.625% due 05/15/2026	$(27,302)	$27,236	$27,237
	0.680	06/30/2016	07/01/2016	9,536	U.S. Treasury Notes 1.250% due 06/30/2023	(9,548)	9,536	9,536
SSB	0.010	06/30/2016	07/01/2016	3,174	U.S. Treasury Notes 0.750% - 1.000% due 12/31/2017 - 05/15/2018	(3,238)	3,174	3,174

Total Repurchase Agreements						$(40,088)	$39,946	$39,947

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.570%	04/05/2016	07/05/2016	$(14,457)	$(14,477)
	0.580	04/18/2016	07/18/2016	(32,161)	(32,199)
	0.590	04/29/2016	07/12/2016	(5,252)	(5,257)
GRE	0.570	05/17/2016	07/18/2016	(1,612)	(1,613)

Total Reverse Repurchase Agreements					$(53,546)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.590%	06/06/2016	07/06/2016	$(5,450)	$(5,452)
	0.590	06/10/2016	07/12/2016	(11,531)	(11,537)

Total Sale-Buyback Transactions					$(16,989)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(208,623) at a weighted average interest rate of 0.495%.

Short Sales:

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae, TBA	2.500%	07/01/2046	$10,000	$(9,967)	$(10,121)
Fannie Mae, TBA	3.000	08/01/2031	7,000	(7,330)	(7,330)
Fannie Mae, TBA	4.000	07/01/2031	36,000	(37,412)	(37,308)
Fannie Mae, TBA	4.500	07/01/2031	2,000	(2,051)	(2,051)
Fannie Mae, TBA	6.500	07/01/2046	3,000	(3,440)	(3,458)
Freddie Mac, TBA	5.000	07/01/2046	400	(439)	(441)
Freddie Mac, TBA	5.500	07/01/2046	79,000	(87,665)	(88,067)
Ginnie Mae, TBA	5.000	07/01/2046	60,625	(66,605)	(66,942)
U.S. Treasury Notes	1.250	06/30/2023	9,500	(36,861)	(36,900)

Total Short Sales				$(251,770)	$(252,618)

(3)	Payable for short sales includes $55 of accrued interest.

(g)	Securities with an aggregate market value of $70,813 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.717%	09/30/2022	$61,700	$(2,427)	$(2,428)	$36	$0
Receive	3-Month USD-LIBOR	2.250	12/16/2022	33,700	(2,431)	(2,841)	18	0
Receive	3-Month USD-LIBOR	2.400	06/30/2025	76,500	(7,848)	(8,318)	134	0
Receive	3-Month USD-LIBOR	2.220	07/09/2025	20,000	(1,710)	(2,129)	35	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045	35,750	(7,548)	(6,841)	397	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046	6,750	(1,024)	(527)	74	0
Pay	3-Month USD-LIBOR *	2.250	12/21/2046	2,900	(239)	43	27	0

					$(23,227)	$(23,041)	$721	$0

Total Swap Agreements					$(23,227)	$(23,041)	$721	$0

*	This security has a forward starting effective date.
(1)	Unsettled variation margin asset of $9 and liability of $(8) for closed swap agreements is outstanding at period end.

(i)	Securities with an aggregate market value of $8,165 and cash of $3,802 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(j)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016	$49,000	$98	$0
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016	150,000	188	0
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016	49,000	97	0
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	177,900	64	0
RYL	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016	150,000	427	0

							$874	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae 3.500% due 08/01/2046	$74.625	08/04/2016	$271,000	$11	$0
FAR	Put - OTC Fannie Mae 3.000% due 09/01/2046	89.000	09/07/2016	145,000	6	0
	Put - OTC Fannie Mae 3.500% due 09/01/2046	92.000	09/07/2016	174,000	7	0
	Put - OTC Fannie Mae 3.500% due 09/01/2046	92.500	09/07/2016	30,000	1	0
FBF	Put - OTC Fannie Mae 4.000% due 07/01/2046	80.000	07/07/2016	100,000	4	0
JPM	Call - OTC Fannie Mae 2.500% due 07/01/2046	123.000	07/07/2016	10,000	0	0
	Put - OTC Fannie Mae 3.000% due 07/01/2046	73.000	07/07/2016	46,000	2	0
	Put - OTC Fannie Mae 3.000% due 08/01/2046	71.000	08/04/2016	84,000	3	0
	Put - OTC Fannie Mae 3.500% due 07/01/2046	73.000	07/07/2016	159,000	6	0
	Put - OTC Fannie Mae 3.500% due 07/01/2046	75.000	07/07/2016	39,000	2	0
	Put - OTC Fannie Mae 4.500% due 07/01/2046	78.000	07/07/2016	45,000	2	0
	Put - OTC Fannie Mae 5.000% due 07/01/2046	80.000	07/07/2016	52,000	2	0
	Put - OTC Freddie Mac 3.000% due 07/01/2046	71.000	07/07/2016	110,000	4	0
	Put - OTC Freddie Mac 3.500% due 07/01/2046	73.000	07/07/2016	162,000	6	0
	Put - OTC Freddie Mac 4.000% due 07/01/2046	76.000	07/07/2016	110,000	4	0
	Put - OTC Freddie Mac 4.500% due 07/01/2046	78.000	07/07/2016	19,000	1	0
	Put - OTC Ginnie Mae 3.500% due 07/01/2046	75.000	07/07/2016	200,000	8	0
	Put - OTC Ginnie Mae 4.000% due 07/01/2046	78.000	07/07/2016	25,000	1	0

					$70	$0

Total Purchased Options					$944	$0

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae 3.000% due 07/01/2046	$102.391	07/07/2016	$9,000	$(30)	$(123)
	Call - OTC Fannie Mae 3.000% due 07/01/2046	102.563	07/07/2016	5,000	(14)	(60)
	Call - OTC Fannie Mae 3.500% due 08/01/2046	104.813	08/04/2016	26,000	(92)	(170)
	Put - OTC Fannie Mae 3.500% due 08/01/2046	104.813	08/04/2016	26,000	(91)	(23)
FAR	Call - OTC Fannie Mae 4.000% due 07/01/2046	106.609	07/07/2016	3,000	(6)	(18)
FBF	Call - OTC Fannie Mae 3.000% due 07/01/2046	103.094	07/07/2016	2,500	(4)	(17)
	Call - OTC Fannie Mae 3.500% due 07/01/2046	104.828	07/07/2016	7,000	(16)	(47)
	Call - OTC Fannie Mae 3.500% due 08/01/2046	104.938	08/04/2016	12,500	(46)	(69)
	Put - OTC Fannie Mae 3.500% due 08/01/2046	104.938	08/04/2016	12,500	(46)	(14)
JPM	Put - OTC Fannie Mae 3.000% due 07/01/2046	101.656	07/07/2016	1,000	(3)	0
	Put - OTC Fannie Mae 3.000% due 07/01/2046	101.680	07/07/2016	10,000	(32)	0
	Call - OTC Fannie Mae 3.000% due 07/01/2046	102.922	07/07/2016	5,000	(16)	(42)
	Call - OTC Fannie Mae 3.000% due 07/01/2046	103.098	07/07/2016	9,000	(16)	(60)

					$(412)	$(643)

Total Written Options					$(412)	$(643)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BRC	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	02/25/2035	$459	$0	$243	$243	$0
JPM	Octagon Investment Partners Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	(1.850)	10/18/2020	1,000	0	32	32	0
	UBS Commercial Mortgage Trust % due 09/15/2040	(1.170)	09/15/2040	4,000	0	1,980	1,980	0
MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390)	12/27/2033	117	0	5	5	0
UAG	Merrill Lynch Mortgage Trust % due 06/12/2043	(1.080)	06/12/2043	5,262	108	4,362	4,470	0

					$108	$6,622	$6,730	$0

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	09/25/2034	$5,753	$(1,956)	$1,982	$26	$0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	07/25/2035	3,163	(1,107)	654	0	(453)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	12/25/2034	4,215	(1,349)	1,408	59	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930	11/25/2034	801	(224)	227	3	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	11/25/2034	3	(3)	2	0	(1)

					$(4,639)	$4,273	$88	$(454)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$12,885	$0	$(157)	$0	$(157)
FBF	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	15,360	0	(187)	0	(187)
GST	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	4,004	0	(49)	0	(49)

							$0	$(393)	$0	$(393)

Total Swap Agreements							$(4,531)	$10,502	$6,818	$(847)

(k)	Securities with an aggregate market value of $1,296 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,632	$0	$1,632
Municipal Bonds & Notes
Texas	0	2,743	0	2,743
U.S. Government Agencies	0	4,279,759	3,047	4,282,806
U.S. Treasury Obligations	0	246,055	0	246,055
Non-Agency Mortgage-Backed Securities	0	138,368	63,752	202,120
Asset-Backed Securities	0	158,983	11	158,994
Short-Term Instruments
Repurchase Agreements	0	39,946	0	39,946
U.S. Treasury Bills	0	422	0	422
	$0	$4,867,908	$66,810	$4,934,718

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$100,297	$0	$0	$100,297

Total Investments	$100,297	$4,867,908	$66,810	$5,035,015

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(215,718)	0	(215,718)
U.S. Treasury Obligations	0	(36,900)	0	(36,900)
	$0	$(252,618)	$0	$(252,618)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	721	0	721
Over the counter	0	6,818	0	6,818
	$0	$7,539	$0	$7,539

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,490)	$0	$(1,490)

Totals	$100,297	$4,621,339	$66,810	$4,788,446

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (1)
Investments in Securities, at Value
U.S. Government Agencies	$2,370	$775	$(74)	$(1)	$(2)	$(21)	$0	$0	$3,047	$(21)
Non-Agency Mortgage-Backed Securities	83,942	0	(24,652)	71	1,541	2,850	0	0	63,752	88
Asset-Backed Securities	11	0	0	0	0	0	0	0	11	0

Totals	$86,323	$775	$(24,726)	$70	$1,539	$2,829	$0	$0	$66,810	$67

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$774	Other Valuation Techniques (2)	—	—
	2,273	Proxy Pricing	Base Price	98.00 - 107.00
Non-Agency Mortgage-Backed Securities	13,364	Proxy Pricing	Base Price	73.49 - 100.17
	50,388	Third Party Vendor	Broker Quote	74.56 - 87.75
Asset-Backed Securities	11	Proxy Pricing	Base Price	14.37

Total	$66,810

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Sector Portfolio

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.1%
MUNICIPAL BONDS & NOTES 96.9%
ALABAMA 0.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$574

ALASKA 1.5%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,291

CALIFORNIA 17.9%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	4,985	6,455
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,200	1,933
California State Public Works Board Revenue Bonds, (BABs), Series 2009
8.361% due 10/01/2034	2,000	3,146
Inland Valley Development Agency, California Tax Allocation Bonds, (AGM Insured), Series 2014
5.500% due 03/01/2033	2,000	2,261
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,000	1,418
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,290
Los Angeles Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,257
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,484
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,211
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	299
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	188

		26,942

COLORADO 2.3%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,404

DISTRICT OF COLUMBIA 7.6%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	11,331

FLORIDA 1.0%
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,445

ILLINOIS 24.1%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,104
5.250% due 01/01/2028	2,000	2,064
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,405
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,683
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,446
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	6,555	6,573
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	900	1,000
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,548
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	7,442

		36,265

LOUISIANA 4.0%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	6,059

MARYLAND 2.7%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,726
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,354

		4,080

MICHIGAN 1.5%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,185

NEW JERSEY 7.8%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	3,545	3,958
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,814
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	5,929

		11,701

NEW YORK 6.6%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	2,000	2,392
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,115
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	559
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	2,000	2,390
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,498

		9,954

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	338

TENNESSEE 3.4%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,399
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,682

		5,081

TEXAS 12.5%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,410
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,793
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,582
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	9,020

		18,805

WASHINGTON 3.4%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,144

Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,922

		5,066

Total Municipal Bonds & Notes (Cost $123,864)		145,521

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (a) 0.2%		296

Total Short-Term Instruments (Cost $296)		296

Total Investments in Securities (Cost $124,160)		145,817

	SHARES
INVESTMENTS IN AFFILIATES 2.5%
SHORT-TERM INSTRUMENTS 2.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short-Term Floating NAV Portfolio III	381,635	3,772

Total Short-Term Instruments (Cost $3,769)		3,772

Total Investments in Affiliates (Cost $3,769)		3,772

Total Investments 99.6% (Cost $127,929)		$149,589
Other Assets and Liabilities, net 0.4%		673

Net Assets 100.0%		$150,262

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$296	U.S. Treasury Notes 0.750% due 12/31/2017	$(306)	$296	$296

Total Repurchase Agreements						$(306)	$296	$296

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$574	$0	$574
Alaska	0	2,291	0	2,291
California	0	26,942	0	26,942
Colorado	0	3,404	0	3,404
District of Columbia	0	11,331	0	11,331
Florida	0	1,445	0	1,445
Illinois	0	36,265	0	36,265
Louisiana	0	6,059	0	6,059
Maryland	0	4,080	0	4,080
Michigan	0	2,185	0	2,185
New Jersey	0	11,701	0	11,701
New York	0	9,954	0	9,954
Ohio	0	338	0	338
Tennessee	0	5,081	0	5,081
Texas	0	18,805	0	18,805
Washington	0	5,066	0	5,066
Short-Term Instruments
Repurchase Agreements	0	296	0	296
	$0	$145,817	$0	$145,817

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,772	$0	$0	$3,772

Total Investments	$3,772	$145,817	$0	$149,589

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 183.4%
CORPORATE BONDS & NOTES 7.0%
BANKING & FINANCE 6.3%
Bank of America Corp.
5.000% due 05/13/2021		$800	$897
5.700% due 01/24/2022		1,700	1,971
6.875% due 04/25/2018		3,719	4,062
Bank of America N.A.
1.052% due 05/08/2017		12,200	12,211
Citizens Bank N.A.
2.300% due 12/03/2018		3,300	3,345
Cooperatieve Rabobank UA
8.375% due 07/26/2016 (d)		5,000	5,027
8.400% due 06/29/2017 (d)		5,900	6,188
Credit Agricole S.A.
8.125% due 09/19/2033		400	430
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		1,200	1,207
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		4,427	4,674
Goldman Sachs Group, Inc.
1.305% due 06/04/2017		100	100
1.853% due 09/15/2020		5,700	5,692
3.500% due 01/23/2025		3,800	3,913
3.750% due 05/22/2025		200	209
HBOS PLC
0.539% due 09/01/2016	EUR	100	111
KBC Bank NV
8.000% due 01/25/2023		$400	425
Lloyds Bank PLC
1.750% due 05/14/2018		2,950	2,942
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	9,600	1,443
2.000% due 04/01/2017		5,000	759
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$300	313
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (d)	EUR	900	1,112
UBS AG
7.625% due 08/17/2022		$1,000	1,135
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		1,800	1,833
4.125% due 09/24/2025		5,300	5,515
Volkswagen Bank GmbH
0.152% due 11/27/2017	EUR	3,000	3,298
Vornado Realty LP
2.500% due 06/30/2019		$7,000	7,137

			75,949

INDUSTRIALS 0.7%
Actavis Funding SCS
3.800% due 03/15/2025		500	521
Baxalta, Inc.
2.000% due 06/22/2018		300	300
2.875% due 06/23/2020		2,500	2,543
3.600% due 06/23/2022		800	827
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		1,600	1,621
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		2,500	2,567

			8,379

UTILITIES 0.0%
BG Energy Capital PLC
6.500% due 11/30/2072		200	209

Total Corporate Bonds & Notes (Cost $83,610)			84,537

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		320	305

Total Municipal Bonds & Notes (Cost $307)			305

U.S. GOVERNMENT AGENCIES 7.5%
Fannie Mae, TBA
3.000% due 08/01/2046		12,000	12,431
3.500% due 08/01/2031 - 08/01/2046		75,000	79,044

Total U.S. Government Agencies (Cost $91,368)			91,475

U.S. TREASURY OBLIGATIONS 155.7%
U.S. Treasury Bonds
3.000% due 11/15/2045 (j)		$140	161
2.500% due 02/15/2045 (f)		940	980
2.500% due 02/15/2046 (f)		22,670	23,628
3.000% due 11/15/2044 (f)(j)		900	1,036
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 (h)		58,109	58,997
0.125% due 04/15/2019 (h)		1,235	1,262
0.125% due 04/15/2020 (h)		44,437	45,484
0.125% due 01/15/2022		12,895	13,159
0.125% due 07/15/2022 (f)		94,769	97,012
0.125% due 01/15/2023		58,349	59,193
0.125% due 07/15/2024		32,502	32,873
0.250% due 01/15/2025		5,656	5,749
0.375% due 07/15/2023 (f)		89,740	92,917
0.375% due 07/15/2025		2,623	2,703
0.625% due 07/15/2021 (j)		48,538	51,149
0.625% due 01/15/2024		52,083	54,595
0.625% due 02/15/2043 (j)		1,207	1,178
0.750% due 02/15/2042		22,698	22,812
1.000% due 02/15/2046 (j)		30,016	32,470
1.250% due 07/15/2020 (f)(h)		55,406	59,598
1.375% due 02/15/2044 (f)		92,832	107,589
1.750% due 01/15/2028 (f)		115,183	134,861
2.000% due 01/15/2026 (f)		76,801	90,472
2.125% due 02/15/2040		10,017	13,128
2.125% due 02/15/2041 (j)		1,868	2,470
2.375% due 01/15/2025 (f)		238,801	285,473
2.375% due 01/15/2027 (f)		202,064	248,360
2.500% due 01/15/2029 (f)		158,320	200,925
2.625% due 07/15/2017		35,551	37,016
3.625% due 04/15/2028 (j)		34,166	47,347
3.875% due 04/15/2029		36,630	52,843
U.S. Treasury Notes
1.625% due 05/15/2026 (f)		12,100	12,256
2.000% due 02/15/2025 (f)(j)		2,190	2,292

Total U.S. Treasury Obligations (Cost $1,811,626)			1,891,988

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
BCAP LLC Trust
0.694% due 07/26/2035		1,000	988
Bear Stearns ALT-A Trust
2.384% due 10/25/2033		13	12
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.733% due 01/25/2035		564	507
Commercial Mortgage Trust
2.365% due 02/10/2029		800	804
Countrywide Home Loan Mortgage Pass-Through Trust
3.244% due 05/25/2033		4,411	4,450
German Residential Funding Ltd.
0.892% due 08/27/2024	EUR	3,687	4,128
Hercules Eclipse PLC
0.831% due 10/25/2018	GBP	667	875
JPMorgan Mortgage Trust
2.958% due 04/25/2035		$219	220
Marche Mutui SRL
0.175% due 02/25/2055	EUR	367	401
2.001% due 01/27/2064		613	683
Merrill Lynch Mortgage Investors Trust
0.873% due 07/25/2030		$5,266	4,821
Morgan Stanley Capital Trust
5.809% due 12/12/2049		2,818	2,926
Sequoia Mortgage Trust
1.148% due 10/19/2026		34	33
Trinity Square PLC
1.738% due 07/15/2051	GBP	4,057	5,341
WaMu Mortgage Pass-Through Certificates Trust
1.093% due 07/25/2045		$390	369
2.587% due 09/25/2033		241	235
Wells Fargo Mortgage-Backed Securities Trust
2.954% due 10/25/2035		1,071	1,080
2.968% due 07/25/2036		275	271

Total Non-Agency Mortgage-Backed Securities (Cost $29,441)			28,144

ASSET-BACKED SECURITIES 8.2%
Amortizing Residential Collateral Trust
1.153% due 10/25/2031		1,677	1,528
Carlyle Global Market Strategies CLO Ltd.
1.864% due 04/20/2022		1,350	1,349
CIFC Funding Ltd.
1.459% due 08/14/2024		17,500	17,525
1.587% due 01/19/2023		2,649	2,649
Denali Capital CLO Ltd.
0.865% due 01/22/2022		4,514	4,440
Elm CLO Ltd.
2.033% due 01/17/2023		8,098	8,148
Fortress Credit Investments Ltd.
1.883% due 07/17/2023		2,873	2,858
GCAT LLC
4.250% due 10/25/2019		2,458	2,473
Madison Park Funding Ltd.
1.903% due 06/15/2022		1,437	1,438
Muir Grove CLO Ltd.
1.258% due 03/25/2020		2,554	2,541
NovaStar Mortgage Funding Trust
1.533% due 06/25/2035		2,517	2,122
NYMT Residential
4.000% due 03/25/2021		2,986	3,001
OHA Credit Partners Ltd.
1.846% due 05/15/2023		6,621	6,609
Symphony CLO LP
1.729% due 01/09/2023		15,248	15,201
Venture CLO Ltd.
1.609% due 11/14/2022		3,200	3,192
Vericrest Opportunity Loan Trust
3.375% due 10/25/2058		715	710
4.250% due 03/26/2046		3,858	3,893
VOLT LLC
3.375% due 02/25/2055		3,107	3,085
3.500% due 06/26/2045		2,358	2,347
3.625% due 10/25/2057		4,139	4,129
3.875% due 04/25/2055		828	830
4.250% due 02/26/2046		2,330	2,335
Voya CLO Ltd.
1.928% due 10/15/2022		3,900	3,891
1.948% due 10/15/2022		3,900	3,894

Total Asset-Backed Securities (Cost $99,941)			100,188

SOVEREIGN ISSUES 2.6%
France Government International Bond
1.850% due 07/25/2027 (c)	EUR	2,136	3,079
2.250% due 07/25/2020 (c)		2,987	3,779
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)		1,616	1,878
2.350% due 09/15/2024 (c)		2,159	2,755
Japan Government International Bond
0.100% due 03/10/2026 (c)	JPY	209,051	2,172
New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	13,732	10,236
3.000% due 09/20/2030 (c)		2,251	1,883
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	11	17
0.125% due 03/22/2044 (c)		2,264	4,455
0.125% due 03/22/2046 (c)		477	962
0.125% due 03/22/2058 (c)		174	430

Total Sovereign Issues (Cost $31,589)			31,646

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (e) 0.1%			1,708

U.S. TREASURY BILLS 0.0%
0.305% due 11/03/2016 (a)(b)(f)		$261	261

Total Short-Term Instruments (Cost $1,969)			1,969

Total Investments in Securities (Cost $2,149,851)			2,230,252

	SHARES
INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III	2,395,669	23,679

Total Short-Term Instruments (Cost $23,679)		23,679

Total Investments in Affiliates (Cost $23,679)		23,679

Total Investments 185.4% (Cost $2,173,530)		$2,253,931
Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $90)		7
Other Assets and Liabilities, net (85.4)%		(1,038,465)

Net Assets 100.0%		$1,215,473

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$1,708	U.S. Treasury Notes 0.750% due 12/31/2017	$(1,744)	$1,708	$1,708

Total Repurchase Agreements						$(1,744)	$1,708	$1,708

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.300%	06/28/2016	07/07/2016	$(7,026)	$(7,026)
	0.320	06/16/2016	07/08/2016	(3,714)	(3,714)
BSN	0.570	04/05/2016	07/05/2016	(2,457)	(2,460)
	0.580	04/07/2016	07/07/2016	(19,169)	(19,195)
	0.580	04/12/2016	07/12/2016	(41,976)	(42,030)
	0.580	04/18/2016	07/18/2016	(183,153)	(183,371)
	0.580	05/10/2016	07/07/2016	(8,286)	(8,292)
	0.590	04/21/2016	07/21/2016	(37,024)	(37,067)
	0.590	04/25/2016	07/25/2016	(141,747)	(141,902)
	0.590	05/09/2016	07/21/2016	(78,002)	(78,070)
	0.600	04/12/2016	07/12/2016	(49,980)	(50,047)
	0.620	04/08/2016	10/07/2016	(10,730)	(10,746)
	0.620	04/11/2016	10/11/2016	(3,332)	(3,337)
GRE	0.570	05/17/2016	07/18/2016	(80,379)	(80,437)
	0.580	05/19/2016	07/19/2016	(76,969)	(77,023)
	0.590	05/03/2016	08/03/2016	(650)	(651)
	0.620	04/08/2016	07/08/2016	(939)	(940)
	0.630	04/14/2016	07/14/2016	(1,720)	(1,723)
	0.630	05/26/2016	07/13/2016	(7,181)	(7,186)
JPS	0.370	05/19/2016	08/19/2016	(2,730)	(2,731)
	0.750	02/04/2016	07/13/2016	(172,245)	(172,776)

Total Reverse Repurchase Agreements					$(930,724)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.460%	05/11/2016	07/11/2016	$(13,989)	$(14,000)

Total Sale-Buyback Transactions					$(14,000)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(950,678) at a weighted average interest rate of 0.602%.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	07/01/2046	$2,000	$(2,133)	$(2,144)

Total Short Sales				$(2,133)	$(2,144)

(f)	Securities with an aggregate market value of $964,765 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September Futures	$111.000	08/26/2016	90	$1	$0
Put - CBOT U.S. Treasury 5-Year Note September Futures	112.250	08/26/2016	1,612	14	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/26/2016	283	2	0
Call - CBOT U.S. Treasury 30-Year Note Futures	208.000	08/26/2016	475	4	1

				$21	$3

Total Purchased Options				$21	$3

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	444	$197	$17	$0
90-Day Eurodollar December Futures	Short	12/2017	444	(295)	0	(22)
Call Options Strike @ EUR 135.500 on Euro-Bobl September Futures	Long	08/2016	75	0	0	0
Call Options Strike @ EUR 168.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2016	68	4	5	(1)
Call Options Strike @ EUR 170.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2016	37	7	3	0
Euro-Bobl September Futures	Short	09/2016	58	(85)	2	(2)
Euro-BTP Italy Government Bond September Futures	Short	09/2016	11	(24)	0	(12)
Euro-Bund 10-Year Bond September Futures	Short	09/2016	62	(193)	0	(18)
Euro-OAT France Government 10-Year Bond September Futures	Short	09/2016	22	(71)	0	(15)
Japan Government 10-Year Bond September Futures	Short	09/2016	2	(17)	1	(2)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	1,353	27	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	370	6	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	1,353	(140)	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	370	(21)	0	(3)
U.S. Treasury 5-Year Note September Futures	Long	09/2016	1,372	3,085	107	0
U.S. Treasury 10-Year Note September Futures	Long	09/2016	89	313	0	(7)
U.S. Treasury 30-Year Bond September Futures	Short	09/2016	475	(4,346)	312	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2016	28	332	0	(25)

Total Futures Contracts				$(1,221)	$447	$(107)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-25 5-Year Index	(1.000)%	12/20/2020	$8,400	$(69)	$(32)	$0	$(14)
CDX.IG-26 5-Year Index	(1.000)	06/20/2021	17,200	(194)	(38)	0	(33)

				$(263)	$(70)	$0	$(47)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill *	0.900%	04/17/2018	CAD	26,700	$11	$3	$1	$0
Receive	3-Month USD-LIBOR *	0.996	04/05/2018		$1,600	(4)	(4)	0	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		15,400	(718)	(342)	0	(1)
Receive	3-Month USD-LIBOR *	3.000	09/16/2025		24,400	(1,460)	(1,187)	49	0
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		114,200	(5,659)	(5,103)	230	0
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		72,600	(2,417)	(2,184)	149	0
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		28,450	(802)	(696)	59	0
Receive	3-Month USD-LIBOR *	2.300	04/21/2026		16,500	(378)	(309)	34	0
Receive	3-Month USD-LIBOR *	2.300	04/27/2026		19,700	(449)	(372)	41	0
Pay	3-Month USD-LIBOR	2.250	06/15/2026		4,900	399	59	0	(11)
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		10,200	(268)	(179)	25	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		1,200	(193)	(86)	13	0
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026	GBP	13,670	(846)	(941)	0	(25)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		1,710	(312)	(303)	0	(12)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045	JPY	400,000	(1,556)	(600)	89	0

						$(14,652)	$(12,244)	$690	$(49)

Total Swap Agreements						$(14,915)	$(12,314)	$690	$(96)

*	This security has a forward starting effective date.

(h)	Securities with an aggregate market value of $7,451 and cash of $3,618 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2016	GBP	12,987		$19,043	$1,754	$0
	07/2016	$	16,555	GBP	12,443	9	0
	07/2016		11,266	NZD	15,933	110	0
	08/2016	GBP	12,443		$16,560	0	(9)
	08/2016	NZD	15,933		11,250	0	(110)
	04/2017	DKK	5,109		774	3	0
BPS	07/2016	JPY	369,776		3,356	0	(225)
	08/2016	EUR	9,742		10,751	0	(75)
	01/2017	DKK	9,696		1,484	27	0
CBK	07/2016	GBP	1,056		1,525	119	0
	08/2016	EUR	3,756		4,216	42	0
	08/2016	$	25,822	EUR	22,862	0	(417)
GLM	08/2016	EUR	45,020		$51,433	1,403	0
HUS	08/2016	AUD	1,677		1,198	0	(51)
JPM	07/2016	GBP	1,871		2,633	142	0
	07/2016	JPY	67,200		645	0	(5)
	07/2016	NZD	19,859		13,369	0	(810)
	07/2016	$	4,376	GBP	3,114	12	(242)
	08/2016	CAD	329		$256	2	0
	08/2016	$	2,758	EUR	2,444	0	(42)
SCX	07/2016		4,288	JPY	436,975	0	(57)
	08/2016	JPY	436,976		$4,293	58	0
UAG	07/2016	$	2,624	NZD	3,926	179	0
	08/2016		1,916	EUR	1,709	0	(16)

Total Forward Foreign Currency Contracts						$3,860	$(2,059)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC USD versus JPY	JPY	111.500	07/07/2016	$2,610	$17	$0
FBF	Call - OTC USD versus JPY		111.500	07/07/2016	3,580	39	0

						$56	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016		$219,300	$75	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		116,000	101	9
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/21/2016		10,900	89	89
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.780	07/21/2016		19,300	42	3
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		369,000	118	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		4,500	451	554
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		4,500	451	368
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018		9,900	675	356
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	12/05/2016		25,200	184	4
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016		145,600	46	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		174,200	65	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	12/27/2016		220,600	196	18
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	08/08/2016		215,100	75	1
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.300	11/14/2016	JPY	1,620,000	66	36
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/01/2016		$100	0	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/13/2016		14,600	123	113
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018		6,700	616	342
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018		2,000	200	105
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018		2,000	210	110
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019		9,900	934	602
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100	09/28/2016		46,300	157	143
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		2,800	280	345
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		2,800	280	229
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		208,800	67	0

								$5,501	$3,427

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor	1.600%	3-Month USD-LIBOR	12/06/2019	$54,700	$766	$900
NGF	Call - OTC 2-Year Interest Rate Floor	1.600	3-Month USD-LIBOR	12/06/2019	55,700	774	916

						$1,540	$1,816

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae 3.500% due 09/01/2046	$92.000	09/07/2016	$64,000	$2	$0
JPM	Put - OTC Fannie Mae 3.500% due 07/01/2046	75.000	07/07/2016	2,000	0	0

					$2	$0

Total Purchased Options					$7,099	$5,243

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.250%	09/21/2016	EUR	5,800	$(20)	$(9)
GST	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.700	07/20/2016		24,200	(25)	(9)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	07/20/2016		24,200	(44)	(17)
JPM	Call - OTC CDX.IG-26 5-Year Index	Buy	0.750	07/20/2016		$4,000	(3)	(3)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.000	07/20/2016		4,000	(5)	(1)
	Put - OTC CDX.IG-26 5-Year Index	Sell	1.200	09/21/2016		5,900	(9)	(4)

							$(106)	$(43)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC EUR versus USD		$1.140	07/01/2016	EUR	5,630	$(20)	$0
	Put - OTC USD versus JPY	JPY	101.200	09/15/2016		$7,470	(76)	(119)
DUB	Put - OTC USD versus JPY		104.800	07/07/2016		2,610	(20)	(42)
FBF	Put - OTC USD versus JPY		104.800	07/07/2016		3,580	(15)	(58)
JPM	Call - OTC EUR versus USD		$1.165	09/15/2016	EUR	6,260	(55)	(21)
MSB	Put - OTC EUR versus USD		1.085	08/03/2016		5,510	(25)	(25)

							$(211)	$(265)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,000	$(107)	$(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,800	(36)	(1)
DUB	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	4,500	(44)	(9)
GLM	Cap - OTC CPALEMU Index	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	4,100	(186)	(29)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	(206)	(8)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(17)	(1)
	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	59,200	(157)	349
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	59,200	(157)	1
	Floor - OTC YOY CPURNSA Index	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	17,000	(192)	(163)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	7,100	(131)	(83)

						$(1,233)	$55

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap *	6-Month GBP-LIBOR	Pay	2.185%	08/12/2016	GBP	6,500	$(37)	$(1)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.400	07/21/2016		$18,900	(24)	(1)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.850	07/25/2016		11,000	(17)	(52)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.250	07/25/2016		11,000	(17)	(2)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.770	12/21/2016		21,800	(89)	(89)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.230	07/21/2016		3,800	(17)	(2)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	10/23/2018		49,500	(697)	(325)
FBF	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016		25,200	(200)	(689)
GLM	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.850	07/18/2016		25,900	(82)	(106)
MYC	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.000	07/25/2016		15,900	(48)	(148)
	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.500	07/25/2016		6,200	(27)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.765	12/13/2016		29,200	(125)	(111)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018		31,100	(617)	(278)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018		9,300	(200)	(88)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018		9,300	(210)	(92)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019		46,800	(938)	(528)
NGF	Call - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	0.890	09/28/2016		92,600	(162)	(141)

								$(3,507)	$(2,653)

*	The underlying security has a forward starting effective date.

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor	0.943%	3-Month USD-LIBOR	12/06/2019	$109,400	$(766)	$(862)
NGF	Call - OTC 2-Year Interest Rate Floor	0.943	3-Month USD-LIBOR	12/06/2019	111,400	(775)	(877)

						$(1,541)	$(1,739)

Total Written Options						$(6,598)	$(4,645)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Spain Government International Bond	1.000%	03/20/2019	0.702%	$4,100	$(25)	$59	$34	$0
GST	Spain Government International Bond	1.000	03/20/2019	0.702	2,600	(22)	43	21	0
HUS	Spain Government International Bond	1.000	03/20/2019	0.702	1,900	(15)	31	16	0

						$(62)	$133	$71	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$6,300	$(440)	$208	$0	$(232)
GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057	2,400	(161)	72	0	(89)
MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	3,700	(250)	114	0	(136)

					$(851)	$394	$0	$(457)

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	2,400	$1	$290	$291	$0
	Receive	3-Month USD-CPURNSA Index	1.715	04/15/2017		$5,800	0	18	18	0
	Receive	3-Month USD-CPURNSA Index	1.010	10/16/2017		6,600	0	42	42	0
	Receive	3-Month USD-CPURNSA Index	1.580	05/23/2018		14,400	0	(8)	0	(8)
	Receive	3-Month USD-CPURNSA Index	1.565	06/07/2018		1,900	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA Index	1.570	11/23/2020		26,900	0	(117)	0	(117)
	Receive	3-Month USD-CPURNSA Index	1.560	12/17/2020		21,800	0	(68)	0	(68)
	Receive	3-Month USD-CPURNSA Index	1.493	06/30/2021		7,100	0	33	33	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		2,300	0	(39)	0	(39)
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	1,700	8	184	192	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030		3,200	14	204	218	0
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	400	0	(3)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		3,100	0	(11)	0	(11)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		600	0	(5)	0	(5)
	Receive	3-Month USD-CPURNSA Index	1.825	11/29/2016		$14,300	(5)	(334)	0	(339)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		27,400	521	(4,082)	0	(3,561)
BRC	Receive	3-Month USD-CPURNSA Index	1.950	09/16/2016		6,000	0	(166)	0	(166)
	Receive	3-Month USD-CPURNSA Index	1.908	04/15/2017		17,800	0	(577)	0	(577)
CBK	Pay	1-Month GBP-UKRPI	3.430	06/15/2030	GBP	4,300	3	518	521	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		9,900	(33)	894	861	0
	Pay	1-Month GBP-UKRPI	3.140	04/15/2031		1,500	(4)	25	21	0
	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016	EUR	15,100	0	(61)	0	(61)
	Pay	3-Month EUR-EXT-CPI Index	0.830	05/15/2018		11,900	0	(12)	0	(12)
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018		200	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018		200	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		400	0	(3)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021		7,650	0	(27)	0	(27)
	Receive	3-Month EUR-EXT-CPI Index	0.875	05/15/2021		9,000	0	(51)	0	(51)
	Pay	3-Month EUR-EXT-CPI Index	1.178	05/15/2026		2,200	0	38	38	0
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		600	(1)	(4)	0	(5)
DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	3,700	5	317	322	0
	Pay	1-Month GBP-UKRPI	3.100	06/15/2031		800	0	(6)	0	(6)
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	500	0	(4)	0	(4)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017		200	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		400	0	(3)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		900	0	(7)	0	(7)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		600	(1)	(4)	0	(5)
	Receive	3-Month USD-CPURNSA Index	2.360	01/28/2017		$18,600	0	(943)	0	(943)
	Receive	3-Month USD-CPURNSA Index	1.275	12/21/2017		35,000	0	169	169	0
	Receive	3-Month USD-CPURNSA Index	1.725	03/04/2019		4,375	0	(62)	0	(62)
	Pay	3-Month USD-CPURNSA Index	2.065	05/12/2025		19,800	0	981	981	0
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	200	0	21	21	0
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		500	0	61	61	0
	Receive	3-Month EUR-EXT-CPI Index	0.615	09/15/2018	EUR	500	0	(4)	0	(4)
	Receive	3-Month USD-CPURNSA Index	1.935	10/31/2016		$3,500	0	(95)	0	(95)
GLM	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	5,470	(17)	493	476	0
	Receive	1-Month GBP-UKRPI	3.145	05/15/2046		2,740	47	(82)	0	(35)
	Receive	1-Month GBP-UKRPI	3.120	06/15/2046		1,000	0	18	18	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	1,500	(2)	(12)	0	(14)
	Receive	3-Month EUR-EXT-CPI Index	1.090	06/15/2026		600	0	(5)	0	(5)
	Receive	3-Month USD-CPURNSA Index	1.942	04/15/2017		$7,500	0	(254)	0	(254)
JPM	Pay	1-Month GBP-UKRPI	3.275	09/15/2030	GBP	2,700	0	198	198	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	700	0	(5)	0	(5)
	Receive	3-Month USD-CPURNSA Index	1.890	09/06/2016		$10,300	0	(267)	0	(267)
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	3,300	0	318	318	0
	Receive	3-Month EUR-EXT-CPI Index	0.806	04/15/2021	EUR	3,240	0	(11)	0	(11)
RYL	Receive	3-Month USD-CPURNSA Index	1.935	10/23/2016		$29,700	(56)	(749)	0	(805)
	Receive	3-Month USD-CPURNSA Index	1.930	10/31/2016		4,600	0	(124)	0	(124)
SOG	Receive	3-Month EUR-EXT-CPI Index	0.680	10/15/2018	EUR	300	0	(3)	0	(3)
	Receive	3-Month USD-CPURNSA Index	1.700	04/15/2017		$400	0	1	1	0
UAG	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017	EUR	1,500	1	(10)	0	(9)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		3,000	0	(23)	0	(23)

							$481	$(3,424)	$4,800	$(7,743)

Total Swap Agreements							$(432)	$(2,897)	$4,871	$(8,200)

(j)	Securities with an aggregate market value of $7,816 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,112	$74,837	$0	$75,949
Industrials	0	8,379	0	8,379
Utilities	0	209	0	209
Municipal Bonds & Notes
West Virginia	0	305	0	305
U.S. Government Agencies	0	91,475	0	91,475
U.S. Treasury Obligations	0	1,891,988	0	1,891,988
Non-Agency Mortgage-Backed Securities	0	28,144	0	28,144
Asset-Backed Securities	0	100,188	0	100,188
Sovereign Issues	0	31,646	0	31,646
Short-Term Instruments
Repurchase Agreements	0	1,708	0	1,708
U.S. Treasury Bills	0	261	0	261
	$1,112	$2,229,140	$0	$2,230,252

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,679	$0	$0	$23,679

Total Investments	$24,791	$2,229,140	$0	$2,253,931

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,144)	$0	$(2,144)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	447	693	0	1,140
Over the counter	0	13,974	0	13,974
	$447	$14,667	$0	$15,114

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(107)	(96)	0	(203)
Over the counter	0	(14,904)	0	(14,904)

	$(107)	$(15,000)	$0	$(15,107)

Totals	$25,131	$2,226,663	$0	$2,251,794

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Portfolio

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.5%
BANK LOAN OBLIGATIONS 98.5%
Abacus Innovations Corp.
TBD% due 01/26/2023	$125	$125
Acadia Healthcare Company, Inc.
3.750% due 02/11/2022	49	48
4.500% due 02/16/2023	75	74
Activision Blizzard, Inc.
3.250% due 10/12/2020	9	9
ADS Waste Holdings, Inc.
3.750% due 10/09/2019	24	24
Advancepierre Foods, Inc.
TBD% due 06/02/2023	25	25
Albertson’s Holdings LLC
5.500% due 03/21/2019	197	197
5.500% due 08/25/2021	77	77
Amsurg Corp.
3.500% due 07/16/2021	98	98
Aramark Services, Inc.
3.250% due 02/24/2021	124	124
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023	449	449
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	446	448
AWAS Finance Luxembourg SARL
4.000% due 06/10/2018	73	73
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020	209	209
B&G Foods, Inc.
3.750% due 11/02/2022	85	86
BE Aerospace, Inc.
3.750% due 12/16/2021	211	212
Beacon Roofing Supply, Inc.
4.000% due 10/01/2022	248	249
Berlin Packaging LLC
4.500% due 10/01/2021	49	49
Berry Plastics Holding Corp.
3.750% due 01/06/2021	136	136
3.750% due 10/01/2022	100	99
4.000% due 10/01/2022	135	136
Boyd Gaming Corp.
4.000% due 08/14/2020	100	100
Burger King Worldwide, Inc.
3.750% due 12/10/2021	199	199
Calpine Corp.
3.500% due 05/27/2022	25	25
Capsugel Holdings U.S., Inc.
4.000% due 07/31/2021	100	100
CDRH Parent, Inc.
5.250% due 07/01/2021	49	44
Charter Communications Operating LLC
3.500% due 01/24/2023	449	450
Chemours Co.
3.750% due 05/12/2022	127	123
CommScope, Inc.
3.750% due 12/29/2022	174	174
Community Health Systems, Inc.
3.750% due 12/31/2019	225	220
3.924% due 12/31/2018	1	1
4.000% due 01/27/2021	158	154
CPG International, Inc.
4.750% due 09/30/2020	279	275
DaVita Healthcare Partners, Inc.
3.500% due 06/24/2021	445	447
Dell International LLC
4.000% due 04/29/2020	496	496
Dell, Inc.
TBD% due 05/24/2023	225	225
Delos Finance SARL
3.500% due 03/06/2021	150	150
DJO Finance LLC
4.250% due 06/08/2020	74	71
Dollar Tree, Inc.
3.500% due 07/06/2022	98	98
Doosan Infracore International, Inc.
4.500% due 05/28/2021	123	122
Dynegy Holdings, Inc.
4.000% due 04/23/2020	168	165

Endo Luxembourg Finance Co. SARL
3.750% due 09/26/2022	124	123
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	300	300
Envision Healthcare Corp.
4.500% due 10/28/2022	100	100
Equinix, Inc.
4.000% due 01/08/2023	50	50
EWT Holdings Corp.
5.500% due 01/15/2021	50	50
FCA US LLC
3.500% due 05/24/2017	14	14
First Data Corp.
4.202% due 07/08/2022	115	114
4.452% due 03/24/2021	300	299
GCI Holdings, Inc.
4.000% due 02/02/2022	74	74
GCP Applied Technologies, Inc.
5.250% due 02/03/2022	25	25
Generac Power Systems, Inc.
3.500% due 05/31/2020	100	99
Goodyear Tire & Rubber Co.
3.750% due 04/30/2019	75	75
Granite Acquisition, Inc.
5.000% due 12/19/2021	49	47
Gray Television, Inc.
3.938% due 06/13/2021	17	17
Grifols Worldwide Operations USA, Inc.
3.460% due 02/27/2021	174	174
Hanesbrands, Inc.
3.250% due 04/29/2022	25	25
HCA, Inc.
3.381% due 05/01/2018	124	125
3.710% due 03/17/2023	100	100
HD Supply, Inc.
3.750% due 08/13/2021	223	223
Headwaters, Inc.
4.500% due 03/24/2022	50	50
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	348	349
Huntsman International LLC
3.750% due 10/01/2021	271	270
4.250% due 04/01/2023	25	25
Immucor, Inc.
5.000% due 08/17/2018	49	47
Ineos U.S. Finance LLC
4.250% due 03/31/2022	148	146
ION Media Networks, Inc.
4.750% due 12/18/2020	24	24
J. Crew Group, Inc.
4.000% due 03/05/2021	6	4
J.C. Penny Corp., Inc.
TBD% due 06/23/2023	25	25
Jaguar Holding Co.
4.250% due 08/18/2022	125	124
Jefferies Finance LLC
4.500% due 05/14/2020	24	24
KAR Auction Services, Inc.
3.938% due 03/11/2021	73	73
4.250% due 03/09/2023	25	25
Kinetic Concepts, Inc.
5.000% due 11/04/2020	413	412
Kronos, Inc.
4.500% due 10/30/2019	266	266
Level 3 Financing, Inc.
3.500% due 05/31/2022	275	274
Live Nation Entertainment, Inc.
3.500% due 08/16/2020	247	248
MacDermid, Inc.
5.500% due 06/07/2020	99	98
Mallinckrodt International Finance S.A.
3.250% due 03/19/2021	75	74
Manitowoc Foodservice, Inc.
5.750% due 03/03/2023	73	74
Maple Holdings Acquisition Corp.
5.250% due 03/03/2023	95	95
Media General, Inc.
4.000% due 07/31/2020	138	138
MGM Growth Properties LLC
4.000% due 04/25/2023	175	175
Midas Intermediate Holdco LLC
4.500% due 08/18/2021	49	49
MKS Instruments, Inc.
4.250% due 05/01/2023	23	23
MPG Holdco, Inc.
3.750% due 10/20/2021	78	78

MPH Acquisition Holdings LLC
5.000% due 06/07/2023	110	110
Multi Packaging Solutions, Inc.
4.250% due 09/30/2020	117	116
NBTY, Inc.
5.000% due 05/05/2023	25	25
Neiman Marcus Group, Inc.
4.250% due 10/25/2020	253	228
Novelis, Inc.
4.000% due 06/02/2022	124	123
NRG Energy, Inc.
TBD% due 06/08/2023	75	74
Numericable U.S. LLC
5.000% due 01/15/2024	150	150
NXP B.V.
3.750% due 12/07/2020	59	59
ON Semiconductor Corp.
5.250% due 03/31/2023	200	201
Onex TSG Holdings Corp.
5.000% due 07/31/2022	50	50
Orion Engineered Carbons GmbH
4.750% due 07/25/2021	23	23
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021	277	263
Owens-Illinois, Inc.
3.500% due 09/01/2022	174	174
Petco Animal Supplies, Inc.
TBD% due 01/26/2023	50	50
PetSmart, Inc.
4.250% due 03/11/2022	157	156
Pinnacle Entertainment, Inc.
3.750% due 04/28/2023	22	22
Pinnacle Foods Finance LLC
3.250% due 04/29/2020	78	78
3.750% due 01/13/2023	100	100
Ply Gem Industries, Inc.
4.000% due 02/01/2021	228	226
Post Holdings, Inc.
3.750% due 06/02/2021	25	25
PQ Corp.
5.750% due 11/04/2022	100	100
Prime Security Services Borrower LLC
4.750% due 05/02/2022	125	126
Quintiles Transnational Corp.
3.250% due 05/12/2022	50	50
Quorum Health Corp.
6.750% due 04/29/2022	100	100
Realogy Corp.
3.750% due 03/05/2020	237	237
Samsonite International S.A.
4.000% due 05/12/2023	50	50
SBA Senior Finance LLC
3.250% due 03/24/2021	199	197
Scientific Games International, Inc.
6.000% due 10/18/2020	206	204
6.000% due 10/01/2021	99	97
Select Medical Corp.
6.000% - 7.500% due 03/03/2021	100	100
Sensata Technologies BV
3.000% due 10/14/2021	74	74
Serta Simmons Holdings LLC
4.250% due 10/01/2019	229	229
ServiceMaster Co.
4.250% due 07/01/2021	271	272
Sinclair Television Group, Inc.
3.500% due 07/30/2021	25	25
Spectrum Brands, Inc.
3.500% - 5.250% due 06/23/2022	166	166
SS&C Technologies, Inc.
4.000% due 07/08/2022	164	164
Station Casinos LLC
TBD% due 06/08/2023	100	100
Sun Products Corp.
5.500% due 03/23/2020	33	33
T-Mobile USA, Inc.
3.500% due 11/09/2022	298	300
Telesat Canada
3.500% due 03/28/2019	220	219
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016	146	146
TI Group Automotive Systems LLC
4.500% due 06/30/2022	74	73
TransDigm, Inc.
TBD% - 3.750% due 06/09/2023	225	222
TransUnion LLC
3.500% due 04/09/2021	210	208

Tribune Media Co.
3.750% due 12/27/2020	162	162
U.S. Foods, Inc.
TBD% due 06/27/2023	55	55
U.S. Renal Care, Inc.
5.250% due 12/31/2022	100	100
Univar, Inc.
4.250% due 07/01/2022	50	49
Univision Communications, Inc.
4.000% due 03/01/2020	277	275
Valeant Pharmaceuticals International, Inc.
5.000% due 04/01/2022	257	250
Veritas Bermuda Ltd.
TBD% due 01/27/2023	60	52
Virgin Media Investment Holdings Ltd.
3.649% due 06/30/2023	250	244
West Corp.
TBD% due 06/08/2021	35	35
TBD% due 06/01/2023	65	65
WEX, Inc.
TBD% due 07/01/2023	65	65
Wilsonart LLC
4.000% due 10/31/2019	153	152
XPO Logistics, Inc.
5.500% due 11/01/2021	100	100
Yum! Brands, Inc.
3.192% due 06/16/2023	25	25
Zebra Technologies Corp.
4.750% due 10/27/2021	22	22
Ziggo Financing Partnership
TBD% due 01/15/2022	75	73

Total Bank Loan Obligations (Cost $19,310)		19,279

Total Investments in Securities (Cost $19,310)		19,279

	SHARES
INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short-Term Floating NAV Portfolio III	43,379	429

Total Short-Term Instruments (Cost $429)		429

Total Investments in Affiliates (Cost $429)		429

Total Investments 100.7% (Cost $19,739)		$19,708
Other Assets and Liabilities, net (0.7)%		(138)

Net Assets 100.0%		$19,570

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$18,179	$1,100	$19,279
	$0	$18,179	$1,100	$19,279

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$429	$0	$0	$429

Total Investments	$429	$18,179	$1,100	$19,708

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$688	$214	$(354)	$0	$(65)	$66	$551	$0	$1,100	$0

Totals	$688	$214	$(354)	$0	$(65)	$66	$551	$0	$1,100	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$1,100	Third Party Vendor	Broker Quote	95.50 - 100.25

Total	$1,100

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio II

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.4%
CORPORATE BONDS & NOTES 38.3%
BANKING & FINANCE 28.3%
ABN AMRO Bank NV
1.434% due 10/28/2016	$4,200	$4,208
4.250% due 02/02/2017	1,000	1,018
American Express Bank FSB
6.000% due 09/13/2017	1,600	1,686
American Express Credit Corp.
0.947% due 09/22/2017	600	599
1.148% due 07/29/2016	2,475	2,476
American Honda Finance Corp.
1.127% due 10/07/2016	3,040	3,043
2.125% due 02/28/2017	500	504
2.600% due 09/20/2016	8,195	8,227
Bank Nederlandse Gemeenten NV
0.625% due 07/18/2016	2,900	2,900
0.700% due 07/14/2017	27,306	27,286
Bank of America Corp.
0.956% due 08/15/2016	3,000	3,000
1.350% due 11/21/2016	1,751	1,754
3.750% due 07/12/2016	9,300	9,304
3.875% due 03/22/2017	7,590	7,731
5.625% due 10/14/2016	6,650	6,737
6.500% due 08/01/2016	21,985	22,070
Bank of America N.A.
1.052% due 05/08/2017	6,000	6,005
1.096% due 11/14/2016	1,100	1,101
1.096% due 02/14/2017	5,400	5,408
1.130% due 06/05/2017	14,900	14,917
5.300% due 03/15/2017	6,462	6,637
Bank of Nova Scotia
1.950% due 01/30/2017	4,200	4,229
2.150% due 08/03/2016	95,100	95,207
Bank of Scotland PLC
5.250% due 02/21/2017	1,700	1,747
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.267% due 09/09/2016	5,100	5,105
2.350% due 02/23/2017	1,300	1,310
Banque Federative du Credit Mutuel S.A.
1.484% due 10/28/2016	2,750	2,756
Bayer U.S. Finance LLC
0.877% due 10/07/2016	7,200	7,196
Bear Stearns Cos. LLC
1.044% due 11/21/2016	15,293	15,298
6.400% due 10/02/2017	9,650	10,254
BPCE S.A.
1.196% due 11/18/2016	6,400	6,406
1.252% due 06/23/2017	2,000	2,000
1.286% due 06/17/2017	10,500	10,515
1.480% due 02/10/2017	3,560	3,573
Caisse Centrale Desjardins
1.600% due 03/06/2017	1,500	1,509
Citigroup, Inc.
1.157% due 05/01/2017	16,400	16,404
1.198% due 03/10/2017	8,900	8,906
1.361% due 11/24/2017	600	601
1.598% due 07/25/2016	35,700	35,717
2.326% due 05/15/2018	950	967
5.850% due 08/02/2016	45,100	45,262
Credit Agricole S.A.
1.201% due 06/12/2017	13,500	13,504
1.266% due 06/02/2017	24,050	24,087
3.000% due 10/01/2017	5,000	5,093
Credit Suisse AG
1.155% due 05/26/2017	7,000	6,997
1.375% due 05/26/2017	7,000	7,007
Dexia Credit Local S.A.
1.012% due 11/07/2016	21,800	21,803
1.250% due 10/18/2016	8,000	8,009
Erste Abwicklungsanstalt
1.000% due 02/27/2017	3,600	3,604
European Investment Bank
0.500% due 08/15/2016	12,500	12,499
FMS Wertmanagement AoeR
1.125% due 10/14/2016	17,000	17,025

Ford Motor Credit Co. LLC
1.082% due 11/08/2016	700	700
1.270% due 03/27/2017	2,800	2,801
1.413% due 01/17/2017	6,900	6,910
1.500% due 01/17/2017	4,835	4,840
4.250% due 02/03/2017	1,600	1,626
6.625% due 08/15/2017	8,345	8,811
8.000% due 12/15/2016	2,000	2,061
General Motors Financial Co., Inc.
2.625% due 07/10/2017	10,000	10,095
4.750% due 08/15/2017	11,950	12,334
Goldman Sachs Group, Inc.
1.305% due 06/04/2017	28,300	28,325
1.324% due 05/22/2017	30,858	30,886
HSBC USA, Inc.
1.131% due 03/03/2017	2,700	2,698
1.700% due 03/05/2018	2,600	2,602
Hyundai Capital Services, Inc.
4.375% due 07/27/2016	17,000	17,031
Industrial Bank of Korea
3.750% due 09/29/2016	4,300	4,330
ING Bank NV
3.750% due 03/07/2017	3,500	3,561
Inter-American Development Bank
0.625% due 09/12/2016	3,000	3,001
Jackson National Life Global Funding
0.888% due 07/29/2016	2,000	2,000
1.250% due 02/21/2017	1,800	1,801
JPMorgan Chase & Co.
1.076% due 11/18/2016	4,800	4,805
1.146% due 02/15/2017	27,500	27,532
1.188% due 04/25/2018	5,000	4,994
3.150% due 07/05/2016	3,000	3,000
JPMorgan Chase Bank N.A.
1.106% due 06/02/2017	300	300
KEB Hana Bank
1.757% due 11/09/2016	3,200	3,207
4.000% due 11/03/2016	12,000	12,122
KFW
0.500% due 07/15/2016	31,000	31,001
Macquarie Bank Ltd.
1.165% due 02/26/2017	2,850	2,849
1.266% due 10/27/2017	500	499
1.430% due 03/24/2017	13,900	13,888
1.650% due 03/24/2017	3,000	3,007
5.000% due 02/22/2017	14,430	14,761
Macquarie Group Ltd.
1.637% due 01/31/2017	9,220	9,236
Metropolitan Life Global Funding
1.009% due 04/10/2017	500	501
1.158% due 07/15/2016	3,000	3,001
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017	3,500	3,513
Mizuho Bank Ltd.
1.063% due 04/16/2017	6,800	6,800
1.090% due 09/25/2017	11,600	11,581
Morgan Stanley
1.083% due 10/18/2016	1,250	1,250
5.450% due 01/09/2017	5,700	5,823
5.750% due 10/18/2016	6,500	6,588
6.250% due 08/28/2017	6,500	6,854
MUFG Union Bank N.A.
1.033% due 05/05/2017	1,100	1,100
1.390% due 09/26/2016	14,700	14,718
1.500% due 09/26/2016	6,726	6,734
Murray Street Investment Trust
4.647% due 03/09/2017	6,900	7,072
National Australia Bank Ltd.
1.026% due 03/17/2017	1,000	1,001
National Bank of Canada
2.200% due 10/19/2016	11,200	11,237
Nederlandse Waterschapsbank NV
0.750% due 10/13/2017	7,000	6,998
0.856% due 02/14/2018	5,000	5,002
Nomura Holdings, Inc.
2.000% due 09/13/2016	8,201	8,216
2.106% due 09/13/2016	350	351
Nordea Eiendomskreditt A/S
2.125% due 09/22/2016	16,900	16,950
NRW Bank
0.831% due 07/08/2016	1,100	1,100
0.873% due 10/16/2017	3,000	3,003
1.000% due 05/22/2017	3,000	3,006
PACCAR Financial Corp.
0.870% due 06/06/2017	1,000	1,000

PNC Bank N.A.
1.150% due 11/01/2016	5,000	5,002
Pricoa Global Funding
1.150% due 11/25/2016	4,000	4,006
Protective Life Global Funding
1.208% due 06/08/2018	8,000	7,999
Royal Bank of Canada
1.125% due 07/22/2016	9,024	9,027
Shinhan Bank
1.281% due 04/08/2017	7,300	7,296
Sumitomo Mitsui Banking Corp.
0.949% due 07/11/2017	4,650	4,643
1.059% due 01/10/2017	5,600	5,603
1.450% due 07/19/2016	2,200	2,201
2.900% due 07/22/2016	1,500	1,501
Suncorp-Metway Ltd.
1.324% due 03/28/2017	2,300	2,304
Svensk Exportkredit AB
0.836% due 06/12/2017	2,000	2,002
1.007% due 11/09/2017	4,000	4,013
Swedbank Hypotek AB
2.125% due 08/31/2016	14,050	14,085
Toronto-Dominion Bank
0.800% due 07/13/2016	1,810	1,810
1.500% due 09/09/2016	2,250	2,253
1.500% due 03/13/2017	15,500	15,563
1.625% due 09/14/2016	102,250	102,423
UBS AG
1.006% due 08/14/2017	2,500	2,496
1.140% due 09/26/2016	14,400	14,410
1.233% due 06/01/2017	11,000	11,004
1.375% due 06/01/2017	2,000	2,003
Vesey Street Investment Trust
4.404% due 09/01/2016	25,266	25,465
Wachovia Corp.
0.998% due 10/15/2016	15,310	15,316
Wells Fargo & Co.
5.125% due 09/15/2016	4,000	4,032
Wells Fargo Bank N.A.
0.913% due 06/15/2017	2,000	1,998
1.232% due 09/07/2017	14,450	14,476

		1,225,145

INDUSTRIALS 5.9%
Actavis Funding SCS
1.300% due 06/15/2017	2,000	1,997
1.548% due 09/01/2016	12,660	12,673
1.850% due 03/01/2017	3,200	3,211
Amgen, Inc.
2.125% due 05/15/2017	3,500	3,530
2.500% due 11/15/2016	7,974	8,015
Anheuser-Busch InBev Worldwide, Inc.
1.375% due 07/15/2017	1,500	1,505
Anthem, Inc.
2.375% due 02/15/2017	1,000	1,008
Becton Dickinson and Co.
1.750% due 11/08/2016	2,000	2,005
Chevron Corp.
0.992% due 11/09/2017	4,000	4,000
1.344% due 11/09/2017	3,500	3,516
ConAgra Foods, Inc.
1.005% due 07/21/2016	27,485	27,488
Daimler Finance North America LLC
0.977% due 08/01/2017	9,150	9,134
1.008% due 03/10/2017	8,200	8,201
1.317% due 08/01/2016	13,500	13,506
1.375% due 08/01/2017	3,500	3,508
1.450% due 08/01/2016	7,824	7,828
2.400% due 04/10/2017	3,000	3,030
2.625% due 09/15/2016	2,200	2,207
Deutsche Telekom International Finance BV
2.250% due 03/06/2017	1,950	1,963
Express Scripts Holding Co.
2.650% due 02/15/2017	7,200	7,278
General Electric Co.
0.837% due 12/29/2016	1,000	1,000
Halliburton Co.
1.000% due 08/01/2016	5,000	5,000
Hyundai Capital America
1.450% due 02/06/2017	3,000	3,004
1.875% due 08/09/2016	24,616	24,629
4.000% due 06/08/2017	1,500	1,538
Johnson & Johnson
0.744% due 11/28/2016	21,500	21,508

Kroger Co.
1.163% due 10/17/2016	2,000	2,002
Nissan Motor Acceptance Corp.
1.231% due 03/03/2017	1,968	1,970
1.340% due 09/26/2016	3,400	3,404
Philip Morris International, Inc.
1.250% due 08/11/2017	1,000	1,004
1.625% due 03/20/2017	2,000	2,012
Phillips 66
2.950% due 05/01/2017	4,200	4,262
SABMiller Holdings, Inc.
2.450% due 01/15/2017	10,075	10,142
Schlumberger Investment S.A.
1.950% due 09/14/2016	5,495	5,508
Stryker Corp.
2.000% due 09/30/2016	5,000	5,015
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	3,000	3,015
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017	975	976
UnitedHealth Group, Inc.
1.083% due 01/17/2017	7,000	7,009
Volkswagen Group of America Finance LLC
0.934% due 11/22/2016	7,000	6,990
1.250% due 05/23/2017	1,000	999
Volkswagen International Finance NV
1.066% due 11/18/2016	11,500	11,480
2.375% due 03/22/2017	2,500	2,520
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017	3,000	3,002

		253,592

UTILITIES 4.1%
AT&T, Inc.
1.051% due 03/30/2017	16,200	16,211
BP Capital Markets PLC
0.980% due 02/10/2017	3,090	3,091
1.052% due 11/07/2016	24,380	24,400
1.846% due 05/05/2017	2,000	2,012
2.248% due 11/01/2016	8,005	8,039
ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016	7,185	7,273
Consumers Energy Co.
5.500% due 08/15/2016	295	296
Entergy Corp.
4.700% due 01/15/2017	500	507
Orange S.A.
2.750% due 09/14/2016	14,005	14,058
Shell International Finance BV
0.836% due 11/15/2016	5,000	5,003
0.950% due 05/10/2017	11,200	11,214
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	2,000	2,031
Verizon Communications, Inc.
1.057% due 06/09/2017	7,600	7,605
2.183% due 09/15/2016	76,738	76,937

		178,677

Total Corporate Bonds & Notes (Cost $1,656,840)		1,657,414

U.S. GOVERNMENT AGENCIES 6.1%
Fannie Mae
0.597% due 12/20/2017	111,000	110,989
Federal Farm Credit Bank
0.480% due 12/30/2016	27,300	27,302
0.485% due 11/13/2017	4,500	4,487
0.490% due 03/22/2017	2,750	2,749
0.500% due 04/10/2017	2,200	2,200
0.525% due 12/28/2016	24,550	24,557
0.650% due 06/14/2017	75,000	75,064
0.730% due 09/14/2017	7,500	7,513
Federal Home Loan Bank
0.560% due 11/07/2016	9,300	9,302

Total U.S. Government Agencies (Cost $264,064)		264,163

ASSET-BACKED SECURITIES 1.4%
Ally Auto Receivables Trust
0.600% due 06/15/2017	6,292	6,292
0.620% due 03/15/2017	8,906	8,906
American Express Credit Account Master Trust
0.732% due 01/15/2020	3,000	3,003
Capital Auto Receivables Asset Trust
0.750% due 03/20/2017	7,591	7,591

Dell Equipment Finance Trust
0.530% due 10/24/2016	872	872
GM Financial Automobile Leasing Trust
0.640% due 05/22/2017	2,895	2,894
Honda Auto Receivables Owner Trust
0.620% due 06/15/2017	8,784	8,780
Nissan Auto Lease Trust
0.620% due 06/15/2017	8,639	8,640
Santander Drive Auto Receivables Trust
0.750% due 05/15/2017	13,931	13,930

Total Asset-Backed Securities (Cost $60,910)		60,908

SOVEREIGN ISSUES 1.7%
Development Bank of Japan, Inc.
1.625% due 10/05/2016	6,700	6,716
Export-Import Bank of Korea
1.380% due 01/14/2017	2,658	2,662
1.506% due 09/17/2016	3,000	3,003
Kommunalbanken A/S
0.768% due 10/31/2016	30,000	30,006
0.816% due 02/20/2018	3,000	2,996
Korea Development Bank
3.250% due 09/20/2016	1,200	1,206
Province of Ontario
1.000% due 07/22/2016	6,320	6,322
State of North Rhine-Westphalia
0.934% due 04/28/2017	10,000	10,013
0.957% due 05/03/2017	12,000	12,016

Total Sovereign Issues (Cost $74,964)		74,940

SHORT-TERM INSTRUMENTS 54.9%
CERTIFICATES OF DEPOSIT 0.9%
Credit Suisse AG
1.400% due 05/03/2017	37,500	37,547

COMMERCIAL PAPER 14.2%
American Electric Power, Inc.
0.812% due 07/19/2016	15,000	14,994
0.812% due 07/21/2016	2,000	1,999
0.822% due 07/25/2016	10,500	10,495
0.832% due 07/26/2016	4,000	3,998
0.883% due 08/09/2016	2,000	1,998
AutoNation, Inc.
1.320% due 07/05/2016	5,200	5,199
1.320% due 08/05/2016	22,000	21,979
BAT International Finance PLC
0.842% due 07/20/2016	5,000	4,998
0.924% due 08/18/2016	5,000	4,995
0.934% due 08/16/2016	9,000	8,991
Bell Canada
0.791% due 07/05/2016	5,500	5,500
0.802% due 07/14/2016	9,000	8,998
0.873% due 07/18/2016	4,000	3,999
Coca-Cola Co.
0.887% due 01/05/2017	15,500	15,439
0.887% due 01/06/2017	9,000	8,964
0.887% due 01/10/2017	6,500	6,473
Deutsche Telekom AG
0.862% due 07/14/2016	17,000	16,996
0.883% due 07/08/2016	6,500	6,499
0.883% due 07/14/2016	20,000	19,994
Duke Energy Corp.
0.812% due 07/12/2016	9,000	8,998
0.812% due 07/14/2016	9,000	8,997
0.852% due 07/07/2016	9,000	8,999
0.863% due 07/11/2016	2,500	2,499
Electricite de France S.A.
0.975% due 08/23/2016	15,000	14,981
1.557% due 01/09/2017	9,500	9,436
EMC Corp. MASS
0.781% due 07/13/2016	18,000	17,998
0.812% due 07/05/2016	16,000	15,999
Entergy Corp.
1.219% due 07/20/2016	2,500	2,499
1.219% due 08/02/2016	9,000	8,993
1.219% due 08/09/2016	13,300	13,287
1.219% due 08/16/2016	8,500	8,490
Hitachi Capital America Corp.
1.025% due 07/06/2016	4,000	3,999
HP, Inc.
0.822% due 07/07/2016	15,000	14,999

Humana, Inc.
0.913% due 07/11/2016	1,000	1,000
0.913% due 07/21/2016	7,500	7,496
Kraft Food Group, Inc.
1.117% due 08/15/2016	11,000	10,986
Mondelez International, Inc.
0.781% due 07/19/2016	6,000	5,998
Monsanto Co.
0.985% due 07/21/2016	15,000	14,993
Newell Rubbermaid, Inc.
1.086% due 07/07/2016	6,200	6,199
NiSource Finance Corp.
1.065% due 07/19/2016	8,000	7,997
1.116% due 07/18/2016	7,000	6,997
1.116% due 08/02/2016	1,500	1,499
1.117% due 07/08/2016	3,500	3,499
Pitney Bowes, Inc.
1.167% due 07/08/2016	5,000	4,999
1.167% due 07/12/2016	4,000	3,999
Schlumberger Holdings
1.016% due 07/22/2016	1,000	999
1.016% due 08/18/2016	3,000	2,996
1.068% due 09/06/2016	9,500	9,479
1.068% due 09/15/2016	3,500	3,491
Sempra Energy Holdings
1.016% due 08/15/2016	3,500	3,498
1.036% due 07/18/2016	7,500	7,497
1.036% due 07/22/2016	12,500	12,494
1.036% due 08/17/2016	7,000	6,993
1.036% due 08/18/2016	9,000	8,990
1.046% due 08/01/2016	5,000	4,997
1.046% due 08/15/2016	4,000	3,995
1.138% due 08/24/2016	6,500	6,492
St. Jude Medical, Inc.
0.862% due 07/01/2016	6,100	6,100
0.862% due 07/12/2016	3,000	2,999
0.883% due 08/02/2016	2,000	1,998
Syngenta Wilmington, Inc.
1.960% due 07/05/2016	24,000	23,998
Thermo Fisher Scientific, Inc.
1.527% due 09/15/2016	18,200	18,149
1.733% due 07/08/2016	27,000	26,995
1.835% due 07/08/2016	7,500	7,497
Thomson Reuters Corp.
1.118% due 09/07/2016	7,000	6,990
1.139% due 09/06/2016	6,000	5,992
Viacom, Inc.
1.238% due 07/21/2016	2,000	1,999
1.248% due 07/27/2016	7,000	6,996
1.248% due 08/01/2016	5,000	4,997
1.248% due 08/05/2016	9,400	9,393
Volvo Group Treasury N.A
0.852% due 07/01/2016	5,000	5,000
0.852% due 07/07/2016	9,000	8,999
0.852% due 07/15/2016	8,000	7,998
Whirlpool Corp.
0.883% due 08/16/2016	6,500	6,493
Wyndham Worldwide
1.147% due 07/12/2016	2,000	1,999
1.157% due 07/14/2016	1,000	1,000

		615,857

REPURCHASE AGREEMENTS (a) 39.1%		1,693,351

SHORT-TERM NOTES 0.7%
CarMax Auto Owner Trust
0.650% due 04/17/2017	18,757	18,748
Chrysler Capital Auto Receivables Trust
0.680% due 04/17/2017	5,352	5,352
Ford Credit Auto Lease Trust
0.670% due 03/15/2017	4,129	4,129

		28,229

Total Short-Term Instruments (Cost $2,374,842)		2,374,984

Total Investments in Securities (Cost $4,431,620)		4,432,409

Total Investments 102.4% (Cost $4,431,620)		$4,432,409
Other Assets and Liabilities, net (2.4)%		(104,298)

Net Assets 100.0%		$4,328,111

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.600%	07/01/2016	07/05/2016	$55,100	U.S. Treasury Notes 1.625% due 02/15/2026	$(55,881)	$55,100	$55,100
BOS	0.800	06/30/2016	07/01/2016	68,800	U.S. Treasury Bonds 3.625% - 3.875% due 08/15/2040 - 08/15/2043	(70,916)	68,800	68,802
DEU	0.660	07/01/2016	07/05/2016	4,200	U.S. Treasury Bonds 3.750% due 11/15/2043	(4,214)	4,200	4,200
IND	0.790	06/30/2016	07/01/2016	171,100	U.S. Treasury Notes 3.750% due 11/15/2018	(174,792)	171,100	171,104
JPS	0.580	06/29/2016	07/06/2016	100,000	U.S. Treasury Notes 1.000% due 12/31/2017	(101,606)	100,000	100,003
	0.600	06/30/2016	07/07/2016	50,000	U.S. Treasury Notes 1.000% due 08/31/2019	(51,126)	50,000	50,001
	0.630	06/28/2016	07/05/2016	150,000	U.S. Treasury Notes 0.625% due 12/31/2016	(152,742)	150,000	150,008
MBC	0.660	06/28/2016	07/05/2016	150,000	U.S. Treasury Notes 1.500% due 03/31/2023	(154,620)	150,000	150,008
	0.720	06/30/2016	07/07/2016	150,000	U.S. Treasury Notes 1.500% due 03/31/2023	(154,942)	150,000	150,003
NXN	0.750	06/30/2016	07/01/2016	600,000	U.S. Treasury Bonds 3.625% - 8.125% due 05/15/2021 - 08/15/2043	(613,045)	600,000	600,012
RDR	0.660	06/28/2016	07/05/2016	150,000	U.S. Treasury Notes 1.750% due 09/30/2022	(153,102)	150,000	150,008
SAL	0.660	07/01/2016	07/05/2016	25,700	U.S. Treasury Notes 1.625% due 07/31/2020	(26,207)	25,700	25,700
	0.690	06/30/2016	07/01/2016	6,200	U.S. Treasury Notes 1.625% due 07/31/2020	(6,347)	6,200	6,200
SSB	0.010	06/30/2016	07/01/2016	12,251	U.S. Treasury Notes 0.750% due 12/31/2017	(12,500)	12,251	12,251

Total Repurchase Agreements						$(1,732,040)	$1,693,351	$1,693,400

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,225,145	$0	$1,225,145
Industrials	0	253,592	0	253,592
Utilities	0	178,677	0	178,677
U.S. Government Agencies	0	264,163	0	264,163
Asset-Backed Securities	0	60,908	0	60,908
Sovereign Issues	0	74,940	0	74,940
Short-Term Instruments
Certificates of Deposit	0	37,547	0	37,547
Commercial Paper	1,998	613,859	0	615,857
Repurchase Agreements	0	1,693,351	0	1,693,351
Short-Term Notes	0	28,229	0	28,229

Total Investments	$1,998	$4,430,411	$0	$4,432,409

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio III

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.8%
CORPORATE BONDS & NOTES 43.7%
BANKING & FINANCE 31.7%
ABN AMRO Bank NV
1.434% due 10/28/2016		$10,500	$10,520
4.250% due 02/02/2017		3,375	3,437
African Development Bank
1.250% due 09/02/2016		10,000	10,010
American Express Credit Corp.
0.947% due 09/22/2017		1,700	1,697
1.148% due 07/29/2016		6,531	6,534
1.550% due 09/22/2017		13,000	13,060
2.375% due 03/24/2017		8,386	8,469
2.800% due 09/19/2016		6,705	6,734
American Honda Finance Corp.
0.800% due 07/14/2017		1,150	1,150
1.127% due 10/07/2016		2,000	2,002
2.125% due 02/28/2017		700	706
2.600% due 09/20/2016		4,550	4,568
Banco Santander Brasil S.A.
4.625% due 02/13/2017		10,400	10,557
Bank Nederlandse Gemeenten NV
0.625% due 07/18/2016		2,075	2,075
0.625% due 09/15/2016		3,000	2,999
0.700% due 07/14/2017		70,626	70,574
0.906% due 05/15/2018		25,600	25,630
Bank of America Corp.
0.956% due 08/15/2016		2,000	2,000
1.272% due 08/25/2017		10,600	10,613
1.350% due 11/21/2016		1,900	1,903
2.000% due 01/11/2018		200	201
3.750% due 07/12/2016		44,155	44,176
3.875% due 03/22/2017		22,814	23,237
5.625% due 10/14/2016		700	709
6.500% due 08/01/2016		157,755	158,364
Bank of America N.A.
1.052% due 05/08/2017		21,975	21,994
1.096% due 11/14/2016		4,000	4,004
1.096% due 02/14/2017		7,500	7,511
1.130% due 06/05/2017		61,750	61,822
1.250% due 02/14/2017		5,600	5,609
5.300% due 03/15/2017		12,683	13,027
Bank of Nova Scotia
1.950% due 01/30/2017		3,000	3,021
2.150% due 08/03/2016		236,345	236,610
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.200% due 03/10/2017		10,400	10,410
1.267% due 09/09/2016		26,900	26,927
1.550% due 09/09/2016		29,842	29,875
2.350% due 02/23/2017		4,300	4,333
Banque Federative du Credit Mutuel S.A.
1.484% due 10/28/2016		12,375	12,400
Barclays Bank PLC
1.208% due 02/17/2017		1,500	1,498
Bayer U.S. Finance LLC
0.877% due 10/07/2016		12,750	12,743
Bear Stearns Cos. LLC
1.044% due 11/21/2016		8,208	8,211
6.400% due 10/02/2017		20,654	21,948
BNP Paribas S.A.
1.092% due 05/07/2017		4,250	4,250
BPCE S.A.
1.196% due 11/18/2016		3,000	3,003
1.252% due 06/23/2017		13,940	13,942
1.286% due 06/17/2017		59,440	59,523
1.382% due 03/06/2017	GBP	15,100	20,040
1.480% due 02/10/2017		$10,250	10,286
Caisse Centrale Desjardins
1.600% due 03/06/2017		11,100	11,164
Citigroup, Inc.
1.198% due 03/10/2017		40,495	40,524
1.300% due 11/15/2016		12,000	12,006
1.306% due 11/15/2016		900	901
1.361% due 11/24/2017		4,000	4,005
1.598% due 07/25/2016		212,750	212,851
1.850% due 11/24/2017		4,500	4,526

2.326% due 05/15/2018		4,700	4,783
5.850% due 08/02/2016		121,100	121,535
Cooperatieve Rabobank UA
0.964% due 04/28/2017		22,375	22,381
Credit Agricole S.A.
1.201% due 06/12/2017		72,850	72,874
1.266% due 06/02/2017		31,200	31,248
1.504% due 10/03/2016		7,754	7,765
3.000% due 10/01/2017		5,000	5,093
Credit Suisse AG
1.155% due 05/26/2017		86,260	86,219
1.375% due 05/26/2017		14,673	14,687
DBS Bank Ltd.
2.350% due 02/28/2017		3,000	3,033
Dexia Credit Local S.A.
1.012% due 11/07/2016		35,000	35,005
1.029% due 01/11/2017		19,600	19,616
1.250% due 10/18/2016		68,300	68,373
Erste Abwicklungsanstalt
1.000% due 02/27/2017		7,000	7,007
European Investment Bank
0.500% due 08/15/2016		78,433	78,430
FMS Wertmanagement AoeR
0.680% due 09/27/2016		14,800	14,801
1.125% due 10/14/2016		8,000	8,012
Ford Motor Credit Co. LLC
1.082% due 11/08/2016		6,755	6,757
1.270% due 03/27/2017		10,745	10,750
1.413% due 01/17/2017		62,570	62,661
1.500% due 01/17/2017		50,159	50,215
6.625% due 08/15/2017		650	686
8.000% due 12/15/2016		9,820	10,119
General Motors Financial Co., Inc.
2.625% due 07/10/2017		16,000	16,152
4.750% due 08/15/2017		13,300	13,727
Goldman Sachs Group, Inc.
1.305% due 06/04/2017		142,650	142,777
1.453% due 12/15/2017		101,640	101,554
1.838% due 04/30/2018		68,452	68,826
7.750% due 11/23/2016	AUD	29,080	22,076
HSBC USA, Inc.
1.131% due 03/03/2017		$78,100	78,041
1.700% due 03/05/2018		54,000	54,047
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		32,662	32,721
Industrial Bank of Korea
3.750% due 09/29/2016		18,050	18,177
ING Bank NV
3.750% due 03/07/2017		7,075	7,198
Inter-American Development Bank
0.452% due 10/15/2017		41,400	41,306
0.625% due 09/12/2016		11,500	11,505
0.646% due 12/12/2016		23,000	23,000
Jackson National Life Global Funding
0.888% due 07/29/2016		11,000	11,002
1.250% due 02/21/2017		9,900	9,905
JPMorgan Chase & Co.
1.076% due 11/18/2016		17,500	17,517
1.146% due 02/15/2017		118,950	119,091
1.183% due 03/01/2018		22,300	22,316
1.188% due 04/25/2018		28,145	28,109
1.538% due 01/25/2018		18,556	18,650
3.150% due 07/05/2016		12,625	12,625
JPMorgan Chase Bank N.A.
1.106% due 06/02/2017		7,700	7,702
KEB Hana Bank
4.000% due 11/03/2016		44,752	45,204
KFW
0.500% due 07/15/2016		165,500	165,506
0.780% due 10/13/2016		2,100	2,101
Kookmin Bank
1.879% due 10/11/2016		500	501
Macquarie Bank Ltd.
1.165% due 02/26/2017		58,500	58,475
1.266% due 10/27/2017		3,920	3,913
1.430% due 03/24/2017		84,550	84,475
1.600% due 10/27/2017		1,500	1,502
1.650% due 03/24/2017		22,065	22,116
2.000% due 08/15/2016		16,812	16,833
5.000% due 02/22/2017		7,003	7,164
Macquarie Group Ltd.
1.637% due 01/31/2017		3,500	3,506
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.875% due 10/17/2016		4,420	4,433
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017		7,500	7,527

Mizuho Bank Ltd.
1.063% due 04/16/2017		28,304	28,302
1.090% due 09/25/2017		46,775	46,699
Morgan Stanley
1.083% due 10/18/2016		11,500	11,505
5.450% due 01/09/2017		21,571	22,035
5.750% due 10/18/2016		27,676	28,049
6.250% due 08/28/2017		16,600	17,503
7.870% due 12/15/2016	AUD	5,400	4,088
MUFG Union Bank N.A.
1.033% due 05/05/2017		$12,900	12,900
1.390% due 09/26/2016		36,175	36,221
1.500% due 09/26/2016		7,332	7,340
Murray Street Investment Trust
4.647% due 03/09/2017		25,050	25,675
National Australia Bank Ltd.
1.026% due 03/17/2017		7,850	7,861
National Bank of Canada
2.200% due 10/19/2016		49,012	49,174
National Rural Utilities Cooperative Finance Corp.
0.954% due 11/23/2016		750	751
Nederlandse Waterschapsbank NV
0.750% due 10/13/2017		29,500	29,492
0.856% due 02/14/2018		25,000	25,012
New York Life Global Funding
0.780% due 09/06/2016		5,700	5,701
1.054% due 04/06/2018		1,400	1,404
Nomura Holdings, Inc.
2.000% due 09/13/2016		48,373	48,459
Nordea Bank AB
1.014% due 04/04/2017		3,250	3,252
Nordea Eiendomskreditt A/S
2.125% due 09/22/2016		25,425	25,501
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2016	DKK	285,000	42,726
3.000% due 10/01/2016		120,000	18,029
Nordic Investment Bank
0.688% due 04/25/2018		$25,400	25,396
NRW Bank
0.873% due 10/16/2017		26,660	26,684
1.000% due 05/22/2017		12,400	12,425
Nykredit Realkredit A/S
1.000% due 07/01/2016	DKK	560,000	83,392
1.000% due 10/01/2016		2,107,200	315,262
1.000% due 01/01/2017		34,000	5,107
2.000% due 10/01/2016		497,000	74,431
2.000% due 01/01/2017		155,000	23,372
2.000% due 04/01/2017		57,300	8,681
PACCAR Financial Corp.
0.870% due 06/06/2017		$4,850	4,850
PNC Bank N.A.
1.150% due 11/01/2016		13,130	13,135
1.300% due 10/03/2016		10,090	10,101
Pricoa Global Funding
1.150% due 11/25/2016		2,000	2,003
Protective Life Global Funding
1.208% due 06/08/2018		39,000	38,996
Realkredit Danmark A/S
1.000% due 01/01/2017	DKK	672,100	100,853
1.000% due 04/01/2017		114,700	17,257
2.000% due 01/01/2017		1,312,200	197,738
2.000% due 04/01/2017		86,000	13,036
Royal Bank of Canada
1.117% due 09/09/2016		$1,050	1,051
1.125% due 07/22/2016		23,847	23,854
Shinhan Bank
1.281% due 04/08/2017		32,475	32,458
4.125% due 10/04/2016		1,000	1,008
Sumitomo Mitsui Banking Corp.
0.949% due 07/11/2017		28,000	27,961
1.059% due 01/10/2017		13,285	13,293
1.450% due 07/19/2016		6,105	6,107
2.900% due 07/22/2016		3,000	3,003
Suncorp-Metway Ltd.
1.324% due 03/28/2017		1,750	1,753
1.700% due 03/28/2017		4,048	4,083
Svensk Exportkredit AB
0.836% due 06/12/2017		8,680	8,688
1.007% due 11/09/2017		26,400	26,486
Swedbank Hypotek AB
2.125% due 08/31/2016		35,100	35,185
Synchrony Financial
2.032% due 11/09/2017		6,900	6,904
Toronto-Dominion Bank
0.707% due 07/08/2016		9,500	9,500
1.500% due 03/13/2017		15,000	15,061

1.625% due 09/14/2016	350,189	350,783
Toyota Motor Credit Corp.
0.816% due 02/16/2017	10,250	10,252
U.S. Bank N.A.
0.868% due 01/30/2017	2,000	2,000
UBS AG
1.006% due 08/14/2017	13,000	12,978
1.140% due 09/26/2016	22,100	22,116
1.233% due 06/01/2017	68,925	68,953
1.375% due 06/01/2017	5,500	5,509
Vesey Street Investment Trust
4.404% due 09/01/2016	11,000	11,086
Wachovia Corp.
0.923% due 06/15/2017	1,200	1,198
0.998% due 10/15/2016	34,796	34,810
5.625% due 10/15/2016	2,500	2,532
Wells Fargo & Co.
5.125% due 09/15/2016	2,800	2,822
Wells Fargo Bank N.A.
0.913% due 06/15/2017	33,000	32,962
1.232% due 09/07/2017	46,450	46,532
1.375% due 01/22/2018	31,900	32,048

		5,667,593

INDUSTRIALS 6.8%
AbbVie, Inc.
1.750% due 11/06/2017	28,404	28,581
Actavis Funding SCS
1.300% due 06/15/2017	1,693	1,691
1.548% due 09/01/2016	38,985	39,025
1.850% due 03/01/2017	27,812	27,911
Amgen, Inc.
1.034% due 05/22/2017	4,250	4,251
1.250% due 05/22/2017	9,500	9,517
2.125% due 05/15/2017	16,693	16,836
2.500% due 11/15/2016	24,105	24,228
5.850% due 06/01/2017	2,000	2,085
Anheuser-Busch InBev Worldwide, Inc.
1.375% due 07/15/2017	3,000	3,009
Anthem, Inc.
2.375% due 02/15/2017	4,000	4,030
Becton Dickinson and Co.
1.750% due 11/08/2016	6,000	6,014
Chevron Corp.
0.992% due 11/09/2017	39,100	39,104
1.344% due 11/09/2017	15,000	15,067
Comcast Corp.
6.500% due 01/15/2017	7,126	7,336
ConAgra Foods, Inc.
1.005% due 07/21/2016	148,640	148,656
Daimler Finance North America LLC
0.977% due 08/01/2017	32,000	31,945
1.008% due 03/10/2017	54,475	54,473
1.317% due 08/01/2016	34,485	34,499
1.375% due 08/01/2017	23,425	23,479
1.450% due 08/01/2016	46,455	46,477
2.400% due 04/10/2017	13,100	13,232
2.950% due 01/11/2017	2,425	2,449
Deutsche Telekom International Finance BV
2.250% due 03/06/2017	10,600	10,672
Dominion Gas Holdings LLC
1.050% due 11/01/2016	8,700	8,703
Express Scripts Holding Co.
2.650% due 02/15/2017	30,896	31,229
Exxon Mobil Corp.
1.274% due 02/28/2018	64,000	64,492
General Electric Co.
0.837% due 12/29/2016	1,000	1,000
Halliburton Co.
1.000% due 08/01/2016	16,770	16,771
Hyundai Capital America
1.450% due 02/06/2017	16,534	16,556
1.875% due 08/09/2016	23,589	23,601
4.000% due 06/08/2017	3,500	3,588
International Business Machines Corp.
1.950% due 07/22/2016	3,550	3,552
Johnson & Johnson
0.744% due 11/28/2016	115,400	115,441
Korea National Oil Corp.
4.000% due 10/27/2016	5,300	5,356
Kroger Co.
1.163% due 10/17/2016	10,400	10,408
2.200% due 01/15/2017	100	101
Network Rail Infrastructure Finance PLC
1.250% due 08/31/2016	15,300	15,314

Nissan Motor Acceptance Corp.
1.231% due 03/03/2017	800	801
1.340% due 09/26/2016	12,775	12,789
Philip Morris International, Inc.
1.250% due 08/11/2017	5,200	5,221
1.625% due 03/20/2017	3,500	3,521
Phillips 66
2.950% due 05/01/2017	17,560	17,821
SABMiller Holdings, Inc.
2.450% due 01/15/2017	45,094	45,396
Schlumberger Investment S.A.
1.950% due 09/14/2016	12,724	12,753
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	14,845	15,057
Statoil ASA
1.800% due 11/23/2016	3,810	3,825
Stryker Corp.
2.000% due 09/30/2016	7,000	7,021
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	12,068	12,130
UnitedHealth Group, Inc.
1.083% due 01/17/2017	27,293	27,330
Volkswagen Group of America Finance LLC
0.934% due 11/22/2016	30,400	30,358
1.024% due 05/23/2017	1,100	1,095
1.250% due 05/23/2017	8,800	8,789
Volkswagen International Finance NV
1.066% due 11/18/2016	84,750	84,606
1.125% due 11/18/2016	11,750	11,751
2.375% due 03/22/2017	3,049	3,073
Wm Wrigley Jr. Co.
1.400% due 10/21/2016	3,000	3,005
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017	9,370	9,378

		1,226,399

UTILITIES 5.2%
AT&T, Inc.
1.051% due 03/30/2017	51,000	51,033
BP Capital Markets PLC
1.052% due 11/07/2016	61,504	61,555
1.846% due 05/05/2017	9,405	9,459
2.248% due 11/01/2016	39,735	39,906
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	1,500	1,504
Commonwealth Edison Co.
5.950% due 08/15/2016	9,325	9,378
ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016	28,227	28,574
Consumers Energy Co.
5.500% due 08/15/2016	5,210	5,235
Dominion Resources, Inc.
1.950% due 08/15/2016	5,816	5,822
Duke Energy Indiana LLC
0.979% due 07/11/2016	700	700
Entergy Corp.
4.700% due 01/15/2017	1,874	1,901
KT Corp.
3.875% due 01/20/2017	1,500	1,522
Orange S.A.
2.750% due 09/14/2016	49,587	49,774
Shell International Finance BV
0.836% due 11/15/2016	1,962	1,963
0.950% due 05/10/2017	49,800	49,861
1.250% due 11/10/2017	2,500	2,507
5.200% due 03/22/2017	13,323	13,740
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	15,455	15,694
Verizon Communications, Inc.
1.057% due 06/09/2017	112,517	112,592
1.350% due 06/09/2017	1,700	1,705
2.183% due 09/15/2016	461,756	462,955
Vodafone Group PLC
5.625% due 02/27/2017	1,009	1,038

		928,418

Total Corporate Bonds & Notes (Cost $7,832,523)		7,822,410

U.S. GOVERNMENT AGENCIES 4.6%
Fannie Mae
0.597% due 12/20/2017	444,000	443,956
Federal Farm Credit Bank
0.460% due 12/19/2016	7,000	7,000
0.485% due 11/13/2017	29,000	28,914

0.490% due 03/22/2017	25,350	25,344
0.500% due 04/10/2017 - 07/03/2017	19,050	19,045
0.600% due 05/23/2017	25,000	25,009
0.730% due 09/14/2017	118,600	118,807
Federal Home Loan Bank
0.560% due 11/07/2016	62,950	62,962
1.375% due 03/16/2018	89,200	89,260

Total U.S. Government Agencies (Cost $820,332)		820,297

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Floating Rate Notes
0.450% due 04/30/2018 (e)	138,500	138,553

Total U.S. Treasury Obligations (Cost $138,498)		138,553

ASSET-BACKED SECURITIES 1.1%
Ally Auto Receivables Trust
0.600% due 06/15/2017	31,375	31,376
American Express Credit Account Master Trust
0.732% due 01/15/2020	7,000	7,008
Capital Auto Receivables Asset Trust
0.750% due 03/20/2017	35,352	35,350
Dell Equipment Finance Trust
0.530% due 10/24/2016	4,578	4,579
GM Financial Automobile Leasing Trust
0.640% due 05/22/2017	6,296	6,295
Honda Auto Receivables Owner Trust
0.620% due 06/15/2017	13,176	13,169
Nissan Auto Lease Trust
0.620% due 06/15/2017	40,605	40,606
Santander Drive Auto Receivables Trust
0.750% due 05/15/2017	61,705	61,701

Total Asset-Backed Securities (Cost $200,087)		200,084

SOVEREIGN ISSUES 1.9%
Development Bank of Japan, Inc.
1.625% due 10/05/2016	42,800	42,903
5.125% due 02/01/2017	2,000	2,049
Export Development Canada
0.485% due 03/10/2017	25,000	24,987
Export-Import Bank of Korea
1.365% due 11/26/2016	3,000	3,004
1.506% due 09/17/2016	11,000	11,011
3.750% due 10/20/2016	2,500	2,521
Japan Bank for International Cooperation
2.250% due 07/13/2016	52,099	52,114
Japan Finance Organization for Municipalities
1.375% due 02/05/2018	1,000	1,001
1.500% due 09/12/2017	7,866	7,895
Kommunalbanken A/S
0.816% due 02/20/2018	12,940	12,922
1.020% due 03/27/2017	13,400	13,422
Kommunekredit
0.875% due 07/29/2016	3,200	3,201
Korea Development Bank
1.260% due 01/22/2017	1,000	1,000
3.250% due 09/20/2016	12,171	12,231
Province of Ontario
0.911% due 11/23/2017	4,441	4,446
1.000% due 07/22/2016	65,365	65,381
1.600% due 09/21/2016	9,166	9,183
State of North Rhine-Westphalia
0.934% due 04/28/2017	40,600	40,654
0.957% due 05/03/2017	35,000	35,047

Total Sovereign Issues (Cost $345,069)		344,972

SHORT-TERM INSTRUMENTS 49.7%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.098% due 02/17/2017	1,200	1,199
Credit Suisse AG
1.400% due 05/03/2017	126,200	126,358
Sumitomo Mitsui Banking Corp.
1.007% due 05/02/2017	6,100	6,060

		133,617

COMMERCIAL PAPER 13.4%
American Electric Power, Inc.
0.801% due 07/13/2016	20,000	19,995
0.802% due 07/14/2016	15,000	14,996

0.812% due 07/18/2016	30,000	29,989
0.812% due 07/19/2016	15,300	15,294
0.812% due 07/20/2016	15,000	14,994
0.812% due 07/21/2016	9,500	9,496
0.822% due 07/20/2016	1,500	1,499
0.822% due 07/25/2016	3,000	2,998
0.832% due 07/26/2016	17,000	16,991
0.883% due 08/09/2016	16,000	15,986
AutoNation, Inc.
1.320% due 07/05/2016	33,000	32,996
1.320% due 08/05/2016	76,500	76,426
BAT International Finance PLC
0.842% due 07/20/2016	12,000	11,995
0.924% due 08/18/2016	15,000	14,984
0.934% due 08/16/2016	28,000	27,972
Bell Canada
0.791% due 07/05/2016	25,500	25,498
0.802% due 07/14/2016	31,000	30,992
0.873% due 07/18/2016	16,500	16,495
Coca-Cola Co.
0.887% due 01/05/2017	64,300	64,047
0.887% due 01/06/2017	34,000	33,865
0.887% due 01/10/2017	32,000	31,869
0.897% due 01/05/2017	3,000	2,986
0.969% due 01/04/2017	6,150	6,126
Deutsche Telekom AG
0.862% due 07/14/2016	63,000	62,984
0.883% due 07/08/2016	18,500	18,497
0.883% due 07/14/2016	75,000	74,976
Duke Energy Corp.
0.791% due 07/12/2016	15,000	14,996
0.812% due 07/12/2016	16,000	15,996
0.812% due 07/14/2016	31,000	30,991
0.852% due 07/07/2016	26,000	25,996
0.863% due 07/11/2016	22,500	22,495
Electricite de France S.A.
0.975% due 08/23/2016	50,000	49,935
1.273% due 01/06/2017	800	795
1.301% due 01/06/2017	1,000	993
1.557% due 01/09/2017	51,350	51,003
EMC Corp. MASS
0.781% due 07/13/2016	57,000	56,992
0.812% due 07/05/2016	50,500	50,497
Entergy Corp.
1.219% due 07/18/2016	15,000	14,994
1.219% due 07/19/2016	14,000	13,994
1.219% due 07/20/2016	7,000	6,997
1.219% due 08/01/2016	25,000	24,981
1.219% due 08/02/2016	11,700	11,691
1.219% due 08/04/2016	21,500	21,482
1.219% due 08/09/2016	32,000	31,969
1.219% due 08/16/2016	7,600	7,591
Hitachi Capital America Corp.
1.025% due 07/06/2016	10,570	10,569
HP, Inc.
0.811% due 07/07/2016	25,000	25,000
0.822% due 07/07/2016	34,950	34,945
Humana, Inc.
0.913% due 07/11/2016	14,000	13,996
0.913% due 07/21/2016	15,000	14,993
Kraft Food Group, Inc.
1.107% due 08/15/2016	25,000	24,970
1.117% due 08/15/2016	9,000	8,988
Mondelez International, Inc.
0.781% due 07/19/2016	24,000	23,991
Monsanto Co.
0.985% due 07/18/2016	30,992	30,981
0.985% due 07/21/2016	33,500	33,485
Newell Rubbermaid, Inc.
1.086% due 07/07/2016	26,000	25,995
NiSource Finance Corp.
1.065% due 07/19/2016	26,000	25,990
1.116% due 07/18/2016	21,000	20,992
1.116% due 08/02/2016	17,000	16,988
1.117% due 07/08/2016	19,500	19,497
Pitney Bowes, Inc.
1.076% due 07/21/2016	4,000	3,998
1.167% due 07/08/2016	15,000	14,998
1.167% due 07/12/2016	12,000	11,997
Schlumberger Holdings
1.016% due 07/22/2016	20,000	19,990
1.016% due 08/18/2016	18,000	17,974
1.067% due 09/01/2016	17,000	16,966
1.068% due 09/06/2016	23,000	22,950
1.068% due 09/15/2016	6,500	6,484

Sempra Energy Holdings
1.016% due 08/15/2016		8,500	8,494
1.036% due 07/18/2016		35,000	34,987
1.036% due 07/20/2016		13,500	13,494
1.036% due 07/22/2016		37,500	37,483
1.036% due 08/17/2016		22,000	21,977
1.036% due 08/18/2016		29,500	29,469
1.046% due 08/01/2016		21,500	21,486
1.046% due 08/15/2016		10,000	9,987
1.138% due 08/24/2016		20,500	20,475
1.138% due 08/29/2016		30,000	29,960
St. Jude Medical, Inc.
0.862% due 07/01/2016		20,000	19,999
0.862% due 07/12/2016		2,000	2,000
0.883% due 08/01/2016		4,000	3,997
0.883% due 08/02/2016		19,100	19,085
Syngenta Wilmington, Inc.
1.960% due 07/05/2016		97,000	96,993
Thermo Fisher Scientific, Inc.
1.527% due 09/15/2016		76,800	76,586
1.733% due 07/08/2016		77,800	77,786
1.835% due 07/08/2016		28,000	27,990
Thomson Reuters Corp.
1.118% due 09/07/2016		9,500	9,487
1.118% due 09/08/2016		20,000	19,971
1.139% due 09/06/2016		24,000	23,967
Viacom, Inc.
1.238% due 07/21/2016		11,000	10,995
1.248% due 07/27/2016		30,000	29,983
1.248% due 08/01/2016		18,000	17,988
1.248% due 08/05/2016		39,000	38,970
Volvo Group Treasury N.A
0.812% due 07/05/2016		15,000	14,999
0.852% due 07/01/2016		20,000	19,999
0.852% due 07/06/2016		3,900	3,900
0.852% due 07/07/2016		33,500	33,495
0.852% due 07/15/2016		12,000	11,996
Whirlpool Corp.
0.883% due 08/16/2016		25,000	24,975
WPP CP LLC
0.914% due 07/06/2016		2,300	2,300
Wyndham Worldwide
1.086% due 07/18/2016		2,000	1,999
1.147% due 07/12/2016		8,000	7,998
1.157% due 07/14/2016		1,000	1,000

			2,402,341

REPURCHASE AGREEMENTS (c) 13.9%			2,485,453

SHORT-TERM NOTES 0.4%
CarMax Auto Owner Trust
0.650% due 04/17/2017		5,457	5,454
Chrysler Capital Auto Receivables Trust
0.680% due 04/17/2017		17,529	17,530
Federal Farm Credit Banks
0.580% due 12/14/2016		18,300	18,303
Ford Credit Auto Lease Trust
0.670% due 03/15/2017		23,005	23,004
Reynolds American, Inc.
3.500% due 08/04/2016		3,000	3,006

			67,297

JAPAN TREASURY BILLS 21.2%
(0.130)% due 07/11/2016 - 07/19/2016 (a)(b)	JPY	390,800,000	3,784,649

U.S. TREASURY BILLS 0.1%
0.259% due 07/21/2016 - 12/08/2016 (a)(b)(e)		$12,800	12,791

Total Short-Term Instruments (Cost $8,704,900)			8,886,148

Total Investments in Securities (Cost $18,041,409)			18,212,464

Total Investments 101.8% (Cost $18,041,409)			$18,212,464
Financial Derivative Instruments (d) (1.0)% (Cost or Premiums, net $0)			(171,960)
Other Assets and Liabilities, net (0.8)%			(156,337)

Net Assets 100.0%			$17,884,167

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BSN	0.670%	06/30/2016	07/01/2016	$96,400	U.S. Treasury Notes 2.125% due 12/31/2021	$(98,615)	$96,400	$96,402
FAR	0.800	06/30/2016	07/01/2016	112,900	U.S. Treasury Notes 1.375% due 10/31/2020	(115,264)	112,900	112,902
	0.850	06/30/2016	07/01/2016	350,000	Fannie Mae 4.500% due 05/01/2040	(99,845)	350,000	350,008
					Freddie Mac 3.500% due 11/01/2045	(261,482)
JPS	0.580	06/29/2016	07/06/2016	150,000	U.S. Treasury Notes 1.000% due 12/31/2017	(152,410)	150,000	150,005
	0.600	06/30/2016	07/07/2016	50,000	U.S. Treasury Notes 1.000% due 08/31/2019	(51,126)	50,000	50,001
	0.630	06/28/2016	07/05/2016	200,000	U.S. Treasury Notes 0.625% - 1.750% due 12/31/2016 - 03/31/2022	(203,868)	200,000	200,010
MBC	0.660	06/28/2016	07/05/2016	200,000	U.S. Treasury Notes 1.500% due 03/31/2023	(206,160)	200,000	200,011
	0.720	06/30/2016	07/07/2016	250,000	U.S. Treasury Notes 0.625% - 1.750% due 06/30/2018 - 03/31/2023	(258,172)	250,000	250,005
	0.780	06/30/2016	07/01/2016	181,200	U.S. Treasury Notes 1.750% due 09/30/2022	(187,179)	181,200	181,204
RDR	0.660	06/28/2016	07/05/2016	200,000	U.S. Treasury Notes 1.750% due 09/30/2022	(204,137)	200,000	200,011
	0.800	06/30/2016	07/01/2016	656,900	U.S. Treasury Notes 1.375% - 2.375% due 02/28/2019 - 08/15/2024	(671,700)	656,900	656,915
					U.S. Treasury Notes 1.500% due 02/28/2019	(28,823)	28,200	28,201
SSB	0.010	06/30/2016	07/01/2016	9,853	U.S. Treasury Notes 0.750% due 12/31/2017	(10,054)	9,853	9,853

Total Repurchase Agreements						$(2,548,835)	$2,485,453	$2,485,528

(1)	Includes accrued interest.

Cash of $2,368 has been pledged as collateral under the terms of master agreements as of June 30, 2016.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	11/2016	AUD	6,941		$5,086	$0	$(56)
	12/2016		5,705		4,402	179	0
BOA	07/2016	DKK	5,920		883	1	0
	10/2016		1,163,953		177,362	3,843	(462)
	01/2017		884,013		136,127	3,479	0
BPS	07/2016	BRL	445,750		129,109	0	(9,619)
	07/2016	JPY	60,450,000		553,516	0	(32,116)
	07/2016		$138,872	BRL	445,750	0	(143)
	01/2017	DKK	410,420		$61,208	0	(376)
CBK	07/2016	JPY	150,000,000		1,373,308	0	(79,519)
	11/2016	AUD	22,650		16,708	28	(99)
	01/2017	DKK	479,189		74,285	2,382	0
	03/2017	GBP	15,065		21,854	1,837	0
DUB	10/2016	DKK	4,655		695	0	(1)
	01/2017		234,000		34,831	0	(281)
GLM	07/2016	BRL	430,000		101,944	0	(31,883)
	07/2016		$127,487	BRL	430,000	6,448	(108)
	01/2017	DKK	11,150		$1,659	0	(14)
HUS	07/2016	BRL	1,050,000		327,123	336	0
	07/2016		$257,038	BRL	1,050,000	69,749	0
	10/2016	DKK	1,360,400		$205,783	2,571	(134)
JPM	07/2016	BRL	241,750		61,703	16	(13,551)
	07/2016		$58,963	BRL	241,750	16,275	0
MSB	07/2016	BRL	281,000		$68,910	0	(18,545)
	07/2016	DKK	560,000		83,484	61	0
	07/2016	JPY	216,618		1,950	0	(147)
	07/2016		$87,544	BRL	281,000	0	(90)
SCX	07/2016		2,126	JPY	216,617	0	(28)
	08/2016	JPY	216,618		$2,128	29	0
	10/2016	DKK	527,600		80,403	1,540	0
SOG	10/2016		$716	DKK	4,653	0	(21)
	01/2017		1,514		9,800	0	(44)
SSB	01/2017	DKK	207,669		$31,926	764	0
UAG	07/2016	JPY	190,350,000		1,744,146	0	(99,515)
	07/2016		$91,955	JPY	10,000,000	4,900	0
	04/2017	DKK	262,013		$39,823	354	0

Total Forward Foreign Currency Contracts						$114,792	$(286,752)

(e)	Securities with an aggregate market value of $51,574 and cash of $230,780 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,667,593	$0	$5,667,593
Industrials	0	1,226,399	0	1,226,399
Utilities	0	928,418	0	928,418
U.S. Government Agencies	0	820,297	0	820,297
U.S. Treasury Obligations	0	138,553	0	138,553
Asset-Backed Securities	0	200,084	0	200,084
Sovereign Issues	0	344,972	0	344,972
Short-Term Instruments
Certificates of Deposit	0	127,557	6,060	133,617
Commercial Paper	19,085	2,383,256	0	2,402,341
Repurchase Agreements	0	2,485,453	0	2,485,453
Short-Term Notes	0	67,297	0	67,297
Japan Treasury Bills	0	3,784,649	0	3,784,649
U.S. Treasury Bills	0	12,791	0	12,791

Total Investments	$19,085	$18,187,319	$6,060	$18,212,464

Financial Derivative Instruments - Assets
Over the counter	$0	$114,792	$0	$114,792

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(286,752)	$0	$(286,752)

Totals	$19,085	$18,015,359	$6,060	$18,040,504

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 79.1%
CORPORATE BONDS & NOTES 1.6%
BANKING & FINANCE 0.7%
Ford Motor Credit Co. LLC
8.000% due 12/15/2016	$4,350	$4,483
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^	2,000	140

		4,623

INDUSTRIALS 0.9%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	5,260	5,585
UAL Pass-Through Trust
6.636% due 01/02/2024	889	943

		6,528

Total Corporate Bonds & Notes (Cost $11,975)		11,151

U.S. GOVERNMENT AGENCIES 7.6%
Fannie Mae
0.513% due 12/25/2036	10	10
0.523% due 12/25/2036	197	196
0.573% due 03/25/2034	148	147
0.653% due 05/25/2035	36	35
0.753% due 01/25/2034	30	30
0.803% due 05/25/2042 - 09/25/2042	306	305
0.846% due 11/17/2030	20	20
0.848% due 05/18/2032	84	84
0.853% due 08/25/2017 - 12/25/2033	141	141
0.877% due 03/25/2027	76	75
0.893% due 05/25/2036	44	45
0.896% due 09/17/2027	52	53
0.898% due 10/18/2030	66	67
0.903% due 10/25/2030	61	62
0.948% due 11/18/2030	42	42
0.953% due 03/25/2027 - 01/25/2033	289	290
1.003% due 12/25/2021 - 12/25/2030	49	49
1.053% due 04/25/2022 - 12/25/2023	50	51
1.103% due 10/25/2022 - 11/25/2031	111	113
1.153% due 09/25/2022 - 04/25/2032	80	81
1.203% due 05/25/2022	52	53
1.253% due 09/25/2020	18	18
1.283% due 01/25/2022	33	34
1.300% due 03/25/2022	6	6
1.400% due 10/25/2021	9	9
1.453% due 12/25/2023 - 04/25/2032	286	292
1.603% due 04/25/2023 - 10/25/2023	101	103
1.610% due 07/01/2042 - 07/01/2044	766	781
1.653% due 05/25/2022 - 01/25/2024	143	145
1.660% due 09/01/2041	41	41
1.750% due 07/01/2017	1	1
1.810% due 09/01/2040	6	6
1.823% due 07/01/2033	244	245
1.885% due 10/01/2024	13	14
1.886% due 06/01/2033	248	262
1.890% due 04/25/2023	11	11
1.898% due 04/01/2028	49	50
1.914% due 07/01/2022 - 08/01/2032	6	6
1.915% due 12/01/2032	48	51
1.928% due 07/01/2027 - 11/01/2040	44	46
1.952% due 12/01/2032	111	114
1.959% due 08/01/2028	205	213
1.965% due 10/01/2032	52	52
1.974% due 07/01/2035	245	259
2.070% due 01/01/2035	9	9
2.131% due 01/01/2033	18	19
2.139% due 07/01/2035	41	43
2.140% due 07/01/2035	34	35
2.145% due 07/01/2033	220	233
2.149% due 01/01/2035	51	53
2.150% due 11/01/2022	5	5
2.157% due 07/01/2034	162	169
2.160% due 08/01/2035	149	152
2.161% due 11/01/2033	287	300

2.164% due 02/01/2037	46	47
2.168% due 03/01/2034	288	300
2.174% due 07/01/2034	333	348
2.188% due 05/01/2034	91	93
2.190% due 06/01/2035	83	88
2.193% due 10/01/2034	313	325
2.202% due 05/01/2032	60	64
2.211% due 02/01/2035	32	33
2.223% due 09/01/2033	45	47
2.236% due 07/01/2037	115	121
2.242% due 09/01/2034	67	70
2.245% due 01/01/2033	125	126
2.250% due 08/01/2034 - 11/01/2036	237	245
2.254% due 02/01/2032	10	10
2.257% due 11/01/2035	54	56
2.260% due 12/01/2034	35	36
2.269% due 02/01/2035	206	214
2.287% due 04/01/2033 - 01/01/2035	269	281
2.290% due 10/01/2032	18	19
2.294% due 09/01/2033 - 07/01/2034	323	338
2.297% due 11/01/2035	78	79
2.310% due 05/01/2035	58	60
2.315% due 08/01/2033	3	3
2.318% due 09/01/2033 - 12/01/2035	209	220
2.340% due 05/01/2034	141	145
2.346% due 11/01/2034	31	32
2.347% due 06/01/2020	1	1
2.349% due 11/01/2032 - 01/01/2033	35	37
2.356% due 02/01/2035	91	97
2.363% due 11/01/2034 - 11/01/2035	288	301
2.367% due 03/01/2035	283	296
2.370% due 10/01/2035 - 07/01/2036	313	323
2.371% due 09/01/2033	90	93
2.372% due 08/01/2035	241	254
2.375% due 01/01/2019 - 06/01/2019	39	40
2.391% due 09/01/2033	44	47
2.396% due 01/01/2034	4	4
2.397% due 06/01/2034	53	53
2.400% due 09/01/2033	96	100
2.401% due 06/01/2035	26	28
2.409% due 01/01/2033 - 12/01/2034	181	191
2.415% due 01/01/2034	123	127
2.427% due 11/01/2026	234	243
2.433% due 01/01/2037	9	9
2.443% due 07/01/2035	13	14
2.445% due 04/01/2034 - 04/01/2035	57	60
2.446% due 07/01/2033	166	176
2.455% due 08/01/2033 - 09/01/2033	136	143
2.465% due 09/01/2034 - 01/01/2035	232	239
2.467% due 10/01/2034	19	20
2.473% due 02/01/2035 - 07/01/2035	315	320
2.475% due 12/01/2036	198	209
2.476% due 01/01/2033	11	12
2.490% due 06/01/2027	12	12
2.497% due 01/01/2036	355	376
2.499% due 10/01/2033	287	303
2.500% due 07/01/2035	70	71
2.504% due 07/01/2035	3	3
2.510% due 11/01/2043	117	120
2.512% due 11/01/2031	26	27
2.522% due 11/01/2033 - 10/01/2035	185	196
2.525% due 05/01/2030 - 09/01/2032	28	28
2.526% due 02/01/2034	155	164
2.527% due 11/01/2033 - 04/01/2040	872	917
2.528% due 01/01/2034	65	65
2.530% due 07/01/2017	1	1
2.535% due 08/01/2035	66	71
2.545% due 04/01/2034 - 11/01/2034	229	237
2.546% due 01/01/2033 - 01/01/2036	13	13
2.551% due 04/01/2037	79	83
2.555% due 04/01/2034	48	50
2.568% due 07/01/2037	129	135
2.574% due 09/01/2036	4	5
2.583% due 11/01/2033	273	289
2.584% due 01/01/2033	27	28
2.587% due 10/01/2033	73	78
2.590% due 02/01/2034	99	105
2.592% due 02/01/2034	39	41
2.595% due 07/01/2033	13	14
2.598% due 11/01/2034	28	30
2.600% due 12/01/2036	19	20
2.605% due 01/01/2033 - 12/01/2035	220	225
2.611% due 02/01/2035 - 12/01/2035	121	127
2.612% due 12/01/2035	35	36
2.615% due 10/01/2043	16	17
2.617% due 09/01/2029	177	181

2.620% due 05/01/2035	170	175
2.625% due 12/01/2033 - 02/01/2036	751	777
2.630% due 04/01/2033	2	3
2.633% due 06/01/2030	2	2
2.635% due 03/01/2036	123	128
2.644% due 03/01/2035	9	10
2.645% due 06/01/2034	263	266
2.650% due 11/01/2032 - 03/01/2035	302	312
2.653% due 02/01/2034 - 11/01/2034	293	312
2.659% due 11/01/2033	77	82
2.663% due 04/01/2035	36	38
2.670% due 12/01/2035	64	65
2.690% due 02/01/2035	29	30
2.704% due 03/01/2033	88	88
2.706% due 04/01/2035	53	56
2.711% due 05/01/2032	84	85
2.719% due 04/01/2033	15	16
2.720% due 07/01/2019	1	1
2.723% due 07/01/2029	18	19
2.730% due 03/01/2033	82	87
2.739% due 08/01/2037	624	651
2.745% due 07/01/2026 - 08/01/2033	834	878
2.747% due 05/01/2033	17	18
2.753% due 05/01/2036	113	120
2.780% due 03/01/2034	21	22
2.782% due 05/01/2033	33	35
2.789% due 05/01/2036	276	293
2.791% due 06/01/2034	6	6
2.792% due 10/01/2033	106	111
2.817% due 01/01/2036 - 06/01/2037	90	95
2.827% due 03/01/2033	11	12
2.831% due 04/01/2036	5	5
2.835% due 12/01/2030 - 09/01/2035	187	197
2.850% due 07/01/2034	43	45
2.856% due 05/01/2037	416	433
2.870% due 04/01/2036	201	206
2.872% due 06/01/2030	15	15
2.875% due 03/01/2034 - 04/01/2035	337	352
2.883% due 03/01/2035	214	229
2.884% due 04/01/2033	42	45
2.920% due 07/01/2036	77	78
2.922% due 09/01/2035	595	633
2.940% due 05/01/2035	108	111
2.960% due 04/01/2035	5	5
2.978% due 06/01/2036	113	120
2.990% due 09/01/2017 - 08/01/2024	9	9
3.000% due 12/01/2018	2	2
3.032% due 05/01/2036	251	262
3.075% due 01/01/2018	1	1
3.125% due 03/01/2034 - 06/01/2034	215	221
3.143% due 04/01/2035	30	32
3.164% due 07/01/2019	3	3
3.210% due 05/01/2036	99	104
3.215% due 09/01/2018	5	5
3.221% due 09/01/2035	240	256
3.256% due 03/01/2030	496	517
3.290% due 04/01/2033	251	253
3.310% due 02/25/2032	31	31
3.313% due 08/25/2042	44	49
3.345% due 12/01/2018	3	3
3.750% due 06/01/2021	11	11
3.860% due 05/01/2036	83	87
4.000% due 08/25/2018	4	4
4.500% due 09/25/2018	12	12
5.240% due 03/01/2038	103	104
5.500% due 08/25/2020	14	15
5.651% due 12/25/2042	165	189
6.000% due 02/25/2017 - 08/25/2044	67	75
6.250% due 05/25/2042	39	45
6.454% due 11/01/2047	378	378
6.500% due 07/25/2021 - 01/25/2044	903	1,075
6.541% due 09/01/2024	483	484
6.700% due 10/01/2047	121	121
7.000% due 02/25/2023 - 02/25/2044	75	80
7.500% due 05/01/2028 - 05/25/2042	49	54
8.000% due 08/25/2022 - 10/01/2026	131	145
9.000% due 03/25/2020 - 01/01/2026	63	66
9.500% due 07/01/2021	7	8
Freddie Mac
0.713% due 08/25/2031	634	622
0.733% due 09/25/2031	368	364
0.742% due 03/15/2036	6	6
0.792% due 02/15/2029 - 03/15/2029	65	65
0.803% due 06/25/2029	106	109
0.842% due 07/15/2026 - 01/15/2033	194	194
0.853% due 05/25/2043	1,342	1,334

0.892% due 03/15/2024 - 08/15/2029	205	206
0.942% due 05/15/2023 - 01/15/2032	225	227
0.992% due 08/15/2029 - 03/15/2032	190	193
1.042% due 08/15/2022 - 12/15/2031	277	281
1.142% due 04/15/2022	14	14
1.610% due 10/25/2044 - 02/25/2045	986	1,023
1.810% due 07/25/2044	4,478	4,612
1.914% due 01/01/2030	55	57
1.928% due 02/01/2019	18	18
2.155% due 09/01/2037	386	393
2.225% due 08/01/2033	35	37
2.285% due 11/01/2024	25	26
2.290% due 01/01/2037	57	58
2.304% due 12/01/2035	52	55
2.318% due 12/01/2024	147	151
2.374% due 10/01/2027	17	17
2.375% due 11/01/2029	63	64
2.378% due 03/01/2035	59	62
2.415% due 08/01/2035	225	230
2.416% due 08/01/2035	8	8
2.450% due 07/01/2033	34	34
2.475% due 09/01/2030	95	97
2.480% due 11/01/2036	669	704
2.485% due 07/01/2036	1	1
2.491% due 06/01/2036	60	61
2.504% due 08/01/2035	289	303
2.505% due 08/01/2035	40	43
2.508% due 12/01/2032	29	31
2.512% due 09/01/2035	71	75
2.519% due 11/01/2036	5	6
2.521% due 09/01/2035	25	26
2.530% due 09/01/2034	372	395
2.540% due 09/01/2034 - 07/01/2036	335	344
2.545% due 09/01/2037	337	357
2.549% due 04/01/2036	392	392
2.567% due 11/01/2033	65	69
2.580% due 12/01/2036	104	111
2.581% due 01/01/2036	86	92
2.582% due 09/01/2034	159	163
2.586% due 06/01/2035	5	6
2.589% due 09/01/2034	49	52
2.590% due 09/01/2035	19	20
2.602% due 10/01/2034	1	1
2.605% due 11/01/2033 - 09/01/2035	311	323
2.618% due 09/01/2035 - 02/01/2037	114	121
2.623% due 01/01/2034	637	677
2.625% due 12/01/2034	249	262
2.630% due 01/01/2035	81	82
2.648% due 07/01/2035	129	137
2.651% due 11/01/2036	34	36
2.677% due 07/01/2033	5	6
2.688% due 02/01/2036	11	11
2.699% due 01/01/2030	165	172
2.702% due 07/01/2035	9	10
2.704% due 01/01/2035 - 01/01/2036	31	32
2.710% due 02/01/2036	10	11
2.739% due 12/01/2034	17	18
2.750% due 04/01/2032	66	70
2.754% due 08/01/2023	12	12
2.773% due 04/01/2032	188	200
2.790% due 11/01/2034 - 09/01/2035	420	429
2.802% due 05/01/2035	139	142
2.811% due 02/01/2035	73	77
2.812% due 01/01/2037	8	8
2.823% due 05/01/2033	2	2
2.835% due 08/01/2037	246	258
2.843% due 03/01/2036	270	284
2.844% due 10/01/2035	244	258
2.846% due 04/01/2034	8	8
2.860% due 02/01/2036	29	30
2.876% due 04/01/2034	220	234
2.881% due 03/01/2032	133	141
2.882% due 03/01/2036	10	11
2.887% due 08/01/2036	55	56
2.891% due 03/01/2030	77	79
2.905% due 03/01/2036	335	349
2.915% due 06/01/2035	21	22
2.920% due 04/01/2036	32	33
2.947% due 02/01/2036	46	49
2.950% due 05/01/2035	264	280
2.985% due 12/01/2034	21	21
2.987% due 01/01/2027	252	263
3.000% due 03/01/2035	233	237
3.005% due 02/01/2035	507	543
3.015% due 12/01/2035	29	30
3.031% due 07/01/2019	1	1

3.036% due 04/01/2035	128	131
3.233% due 03/01/2035	87	92
3.357% due 09/01/2030	283	299
3.660% due 04/01/2030	474	506
4.500% due 03/15/2021 - 04/15/2032	308	345
5.500% due 05/15/2017 - 10/15/2032	21	24
6.000% due 09/15/2016 - 05/01/2035	54	61
6.074% due 07/01/2037	221	223
6.115% due 09/01/2036	237	237
6.250% due 12/15/2023	8	8
7.000% due 06/01/2017 - 07/15/2027	74	84
8.500% due 11/15/2021	88	99
Ginnie Mae
0.642% due 01/16/2031	13	13
0.798% due 06/20/2032	41	42
0.842% due 03/16/2029 - 02/16/2032	116	117
0.892% due 03/16/2031	33	33
0.942% due 04/16/2030 - 04/16/2032	86	86
1.750% due 04/20/2033	95	99
1.875% due 07/20/2026 - 09/20/2032	695	722
2.000% due 02/20/2025 - 01/20/2030	879	914

Total U.S. Government Agencies (Cost $50,889)		52,568

NON-AGENCY MORTGAGE-BACKED SECURITIES 44.8%
Adjustable Rate Mortgage Trust
0.953% due 10/25/2035	16	15
1.193% due 02/25/2035	127	126
2.919% due 03/25/2035	65	63
2.929% due 11/25/2035 ^	349	296
American Home Mortgage Investment Trust
1.033% due 02/25/2045	2,317	2,276
2.730% due 10/25/2034	169	170
2.978% due 02/25/2045	398	399
BAMLL Re-REMIC Trust
5.383% due 11/15/2016	2,449	2,450
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	292	296
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	2,650	2,659
Banc of America Funding Ltd.
0.699% due 10/03/2039	854	837
Banc of America Funding Trust
2.870% due 11/20/2035 ^	254	225
2.888% due 03/20/2035	38	38
2.926% due 05/25/2035	32,428	33,179
2.943% due 06/25/2034	839	841
Banc of America Mortgage Trust
2.871% due 11/25/2034	26	25
2.887% due 09/25/2033	215	212
2.897% due 01/25/2034	87	86
2.902% due 10/25/2033	707	716
2.909% due 02/25/2034	896	859
2.955% due 01/25/2035	77	76
2.981% due 10/25/2035 ^	126	118
3.039% due 11/25/2033	129	128
3.123% due 06/25/2034	58	57
3.198% due 04/25/2034	154	153
3.257% due 02/25/2033	178	175
3.361% due 05/25/2033	507	509
6.500% due 09/25/2033	253	266
BCAP LLC Trust
0.576% due 06/26/2037	1,130	1,112
0.656% due 02/26/2036	4,051	3,881
2.225% due 12/26/2036	929	927
2.265% due 05/26/2037	1,077	1,077
2.508% due 06/26/2037	3	3
2.582% due 11/26/2035	1,854	1,837
2.876% due 10/26/2035	416	416
2.881% due 02/26/2036	4,955	4,956
2.918% due 04/26/2036	3,089	3,100
3.041% due 04/26/2037	2,002	1,967
3.046% due 07/26/2036	519	516
3.080% due 10/26/2035	743	744
3.143% due 05/26/2047	6	6
3.176% due 05/20/2035	1,267	1,260
4.411% due 07/26/2037	516	515
5.250% due 06/26/2035	2,095	2,144
5.500% due 12/26/2035	73	73
5.500% due 02/26/2036	818	828
6.500% due 02/26/2036	3,667	3,322
BCRR Trust
5.988% due 08/17/2045	7,309	7,408
Bear Stearns Adjustable Rate Mortgage Trust
2.533% due 02/25/2033	6	6
2.577% due 10/25/2033	1	1

2.797% due 04/25/2033	160	160
2.810% due 10/25/2033	38	38
2.889% due 10/25/2034	27	26
2.905% due 05/25/2033	1	1
2.915% due 01/25/2035	106	100
2.917% due 02/25/2034	128	127
2.930% due 10/25/2035	586	589
2.937% due 01/25/2034	602	600
2.972% due 01/25/2034	196	198
3.092% due 02/25/2034	837	807
3.188% due 01/25/2035	94	91
3.226% due 02/25/2033	7	7
3.480% due 07/25/2034	78	78
Bear Stearns ALT-A Trust
0.613% due 02/25/2034	623	548
0.793% due 08/25/2036	12	10
2.826% due 11/25/2036 ^	522	360
Chase Mortgage Finance Trust
2.686% due 12/25/2035 ^	94	86
2.698% due 12/25/2035 ^	138	126
2.888% due 02/25/2037	1,544	1,425
Citigroup Mortgage Loan Trust, Inc.
1.246% due 08/25/2035 ^	524	393
1.829% due 08/25/2034	8	7
2.430% due 09/25/2035	272	272
2.740% due 11/25/2035	574	548
2.836% due 03/25/2034	61	60
3.040% due 05/25/2035	206	202
Countrywide Alternative Loan Trust
0.653% due 06/25/2037	1,971	1,681
1.756% due 08/25/2035	3,691	3,260
2.620% due 10/25/2035 ^	130	107
3.213% due 06/25/2037	1,580	247
Countrywide Home Loan Mortgage Pass-Through Trust
0.803% due 08/25/2035 ^	222	133
2.525% due 08/25/2033	117	110
2.568% due 08/25/2034 ^	1,412	1,224
2.602% due 02/20/2036 ^	52	46
2.674% due 11/25/2034	3,514	3,333
2.735% due 12/25/2033	150	149
2.895% due 06/20/2035	292	272
2.896% due 11/19/2033	68	66
3.241% due 11/19/2033	23	23
5.500% due 11/25/2035 ^	331	297
Credit Suisse First Boston Mortgage Securities Corp.
2.428% due 07/25/2033	424	409
2.677% due 07/25/2033	365	362
2.749% due 10/25/2033	616	616
2.831% due 01/25/2034	1,066	1,050
2.873% due 11/25/2032	19	18
Credit Suisse Mortgage Capital Certificates
4.411% due 07/26/2037	7,273	7,263
5.695% due 09/15/2040	190	193
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	68	68
5.250% due 06/25/2035	339	343
Deutsche Mortgage & Asset Receiving Corp.
1.546% due 07/27/2045	7,014	6,999
First Horizon Alternative Mortgage Securities Trust
2.375% due 08/25/2034	523	491
2.755% due 07/25/2035	246	193
First Horizon Mortgage Pass-Through Trust
0.723% due 02/25/2035	105	95
1.229% due 02/25/2035	576	532
2.703% due 02/25/2034	375	373
2.936% due 04/25/2035	574	564
First Republic Bank Mortgage Pass-Through Certificates
0.933% due 06/25/2030	186	185
First Republic Mortgage Loan Trust
1.242% due 11/15/2032	276	260
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	4,492	4,565
GMAC Commercial Mortgage Securities, Inc.
6.481% due 09/15/2033	524	536
GMAC Mortgage Corp. Loan Trust
3.078% due 11/19/2035	305	284
GS Mortgage Securities Trust
2.192% due 07/15/2031	10,000	9,872
GSR Mortgage Loan Trust
0.643% due 08/25/2046	358	350
0.803% due 01/25/2034	402	388
2.220% due 03/25/2033	18	17
2.678% due 06/25/2034	21	20
2.742% due 06/25/2034	178	173
2.876% due 09/25/2035	15,231	15,329
2.908% due 09/25/2034	6,739	6,445

3.072% due 05/25/2035	180	167
3.078% due 08/25/2034	140	136
6.000% due 03/25/2032	8	8
HarborView Mortgage Loan Trust
0.638% due 02/19/2046	1,190	907
0.668% due 05/19/2035	75	62
Impac CMB Trust
1.093% due 08/25/2035	2,232	1,964
IndyMac Adjustable Rate Mortgage Trust
1.969% due 01/25/2032	51	50
IndyMac Mortgage Loan Trust
0.643% due 09/25/2046	622	513
1.233% due 05/25/2034	101	95
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	18	12
JPMorgan Mortgage Trust
2.467% due 11/25/2033	30	28
2.582% due 11/25/2035	369	345
2.705% due 11/25/2033	56	56
2.749% due 09/25/2034	2	3
2.827% due 07/25/2035	745	680
2.832% due 10/25/2035	565	524
2.870% due 07/25/2035	51	50
2.944% due 04/25/2035	499	500
3.030% due 07/25/2035	772	770
MASTR Adjustable Rate Mortgages Trust
2.382% due 02/25/2034	352	344
2.574% due 12/25/2033	155	150
2.725% due 08/25/2034	3,099	3,069
2.766% due 01/25/2036	243	240
2.919% due 01/25/2034	39	38
2.924% due 11/21/2034	190	195
2.934% due 09/25/2033	767	767
3.200% due 08/25/2034	724	717
3.396% due 07/25/2034	1,565	1,482
MASTR Asset Securitization Trust
5.500% due 09/25/2033	599	600
Merrill Lynch Mortgage Investors Trust
1.073% due 08/25/2028	129	124
1.113% due 06/25/2028	279	266
1.701% due 03/25/2028	463	434
2.458% due 04/25/2035	1,040	1,010
2.650% due 02/25/2035	250	250
2.750% due 09/25/2033	21	21
3.011% due 02/25/2034	76	73
Morgan Stanley Bank of America Merrill Lynch Trust
3.372% due 10/15/2048	10,000	10,743
Morgan Stanley Capital Trust
5.447% due 02/12/2044	7,113	7,196
Morgan Stanley Mortgage Loan Trust
0.773% due 01/25/2035	1,457	1,355
2.875% due 02/25/2034	7	7
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045	21,899	22,336
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.693% due 10/25/2035	68	63
3.552% due 05/25/2035	89	89
Prime Mortgage Trust
0.853% due 02/25/2034	63	60
5.000% due 08/25/2034	59	60
6.000% due 02/25/2034	26	28
Provident Funding Mortgage Loan Trust
2.879% due 05/25/2035	58	58
RBSSP Resecuritization Trust
0.720% due 08/26/2045	416	390
0.766% due 03/26/2037	226	221
Residential Accredit Loans, Inc. Trust
3.407% due 04/25/2035 ^	1	0
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	52	53
7.500% due 12/25/2031	530	539
Residential Asset Securitization Trust
3.750% due 10/25/2018	2	2
5.250% due 04/25/2034	176	179
Residential Funding Mortgage Securities, Inc. Trust
3.911% due 02/25/2036 ^	267	242
6.500% due 03/25/2032	19	20
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049	474	475
6.068% due 09/17/2039	9,998	10,146
Sequoia Mortgage Trust
1.120% due 03/20/2035	624	562
1.208% due 04/20/2033	66	62
1.248% due 10/20/2027	239	234
1.401% due 05/20/2034	1,752	1,675
2.231% due 07/20/2034	53	52

Structured Adjustable Rate Mortgage Loan Trust
0.693% due 03/25/2035	166	138
0.753% due 09/25/2034	249	109
0.893% due 08/25/2035	1,084	1,013
2.704% due 08/25/2034	2,129	2,072
2.805% due 08/25/2034	1,187	1,159
2.855% due 09/25/2034	378	374
Structured Asset Mortgage Investments Trust
1.128% due 11/19/2033	83	80
1.128% due 05/19/2035	367	352
1.148% due 12/19/2034	5,641	5,437
1.148% due 02/19/2035	5,213	5,002
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.221% due 05/25/2032	5	5
2.521% due 09/25/2033	108	106
2.773% due 03/25/2033	402	395
2.806% due 06/25/2033	3,457	3,376
2.875% due 11/25/2033	104	102
2.957% due 07/25/2032	14	13
WaMu Mortgage Pass-Through Certificates Trust
0.673% due 08/25/2046 ^	278	25
0.713% due 11/25/2045	8,258	7,580
0.723% due 12/25/2045	4,139	3,889
0.743% due 07/25/2045	11,277	10,631
0.743% due 10/25/2045	5,149	4,799
0.743% due 12/25/2045	4,308	3,772
1.253% due 01/25/2045	2,038	1,873
1.437% due 08/25/2046	110	94
1.637% due 11/25/2042	229	212
1.800% due 08/25/2042	21	20
2.178% due 08/25/2046	2,596	2,305
2.178% due 09/25/2046	6,516	6,049
2.434% due 10/25/2035 ^	1,036	188
2.490% due 08/25/2033	1,143	898
2.503% due 09/25/2035	848	823
2.535% due 10/25/2033	456	464
Washington Mutual Mortgage Pass-Through Certificates Trust
2.145% due 02/25/2031	1	1
2.508% due 11/25/2030	197	197
2.525% due 02/25/2033	29	28
2.535% due 02/25/2033	39	39
2.781% due 06/25/2033	45	44
7.000% due 03/25/2034	92	97
Wells Fargo Mortgage-Backed Securities Trust
0.953% due 07/25/2037 ^	340	295
2.636% due 10/25/2033	38	38
2.681% due 12/25/2033	84	83
2.735% due 01/25/2034	164	168
2.744% due 09/25/2034	216	222
2.751% due 10/25/2035	109	106
2.787% due 12/25/2033	174	175
2.809% due 08/25/2035	42	41
2.866% due 04/25/2036 ^	20	20
2.880% due 06/25/2035	104	107
2.912% due 06/25/2035	75	76
2.952% due 12/25/2034	832	830
2.985% due 04/25/2035	275	275
2.996% due 08/25/2033	392	402
3.012% due 06/25/2034	70	70
3.081% due 05/25/2034	17	17
6.000% due 09/25/2036 ^	69	67
Wells Fargo Re-REMIC Trust
5.889% due 05/16/2017	9,000	9,149

Total Non-Agency Mortgage-Backed Securities (Cost $311,912)		308,548

ASSET-BACKED SECURITIES 24.6%
Accredited Mortgage Loan Trust
1.213% due 01/25/2034	188	154
1.323% due 01/25/2035	1,661	1,543
ACE Securities Corp. Home Equity Loan Trust
0.653% due 02/25/2036	8,798	8,762
3.078% due 06/25/2033 ^	780	772
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.803% due 02/25/2033	965	916
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.488% due 01/25/2034	478	448
1.503% due 12/25/2033	5,009	4,510
Asset-Backed Funding Certificates Trust
1.073% due 04/25/2034	7,321	7,234
Bear Stearns Asset-Backed Securities Trust
0.863% due 12/25/2035	698	690
1.453% due 11/25/2042	247	229
2.423% due 10/25/2036	2,177	1,733
Bear Stearns Second Lien Trust
1.653% due 12/25/2036	21,100	19,927

Carrington Mortgage Loan Trust
0.633% due 02/25/2036	120	118
Citigroup Mortgage Loan Trust, Inc.
0.883% due 07/25/2035	417	416
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	102	103
Conseco Financial Corp.
6.240% due 12/01/2028	188	198
Countrywide Asset-Backed Certificates Trust
0.913% due 09/25/2034	190	188
Credit Suisse First Boston Mortgage Securities Corp.
1.153% due 07/25/2032	1	1
2.103% due 05/25/2043	1,547	1,478
Credit-Based Asset Servicing and Securitization LLC
5.044% due 05/25/2035	775	771
EFS Volunteer LLC
1.326% due 07/26/2027	981	978
EquiFirst Mortgage Loan Trust
1.567% due 09/25/2033	170	164
FBR Securitization Trust
1.193% due 11/25/2035	5,760	5,722
Fremont Home Loan Trust
1.473% due 06/25/2035	590	574
GSAMP Trust
1.303% due 01/25/2045	1,078	994
GSRPM Mortgage Loan Trust
0.963% due 03/25/2035	4,339	4,289
Home Equity Asset Trust
1.053% due 11/25/2032	8	7
Home Equity Mortgage Trust
5.821% due 04/25/2035	534	544
HSI Asset Securitization Corp. Trust
0.503% due 10/25/2036	9	5
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.903% due 08/25/2035	213	213
0.973% due 10/25/2035	1,600	973
6.372% due 05/25/2033	850	841
JPMorgan Mortgage Acquisition Corp.
0.883% due 12/25/2035	16,793	16,010
Lehman XS Trust
0.603% due 04/25/2037 ^	3,772	2,867
Long Beach Mortgage Loan Trust
1.013% due 10/25/2034	736	691
1.153% due 03/25/2032	34	33
1.158% due 08/25/2035	779	774
1.278% due 06/25/2035	6,862	6,827
1.308% due 07/25/2034	527	508
Merrill Lynch Mortgage Investors Trust
0.813% due 09/25/2036	61	61
1.473% due 07/25/2035	3,073	3,026
Morgan Stanley ABS Capital, Inc. Trust
0.913% due 06/25/2034	28	28
1.653% due 06/25/2033	1,896	1,840
Morgan Stanley Dean Witter Capital, Inc. Trust
1.803% due 02/25/2033	215	207
Morgan Stanley Mortgage Loan Trust
0.523% due 01/25/2047 ^	53	53
Morgan Stanley Structured Trust
0.533% due 06/25/2037	538	538
National Collegiate Student Loan Trust
0.686% due 11/27/2028	6,960	6,870
0.723% due 03/26/2029	15,000	13,615
0.733% due 04/25/2029	1,889	1,867
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Navient Student Loan Trust
1.157% due 06/25/2065	5,300	5,296
1.457% due 06/25/2065	1,900	1,896
Nelnet Student Loan Trust
0.758% due 04/25/2031	2,000	1,959
New Century Home Equity Loan Trust
0.943% due 07/25/2035	533	524
NovaStar Mortgage Funding Trust
0.823% due 01/25/2036	1,236	1,230
Option One Mortgage Loan Trust Asset-Backed Certificates
1.093% due 07/25/2033	200	187
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.488% due 02/25/2035	1,500	1,460
Renaissance Home Equity Loan Trust
1.153% due 08/25/2032	10	8
1.553% due 09/25/2037	4,235	2,197
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,414	1,154
Residential Asset Securities Corp. Trust
0.933% due 08/25/2035	2,000	1,943
5.120% due 12/25/2033	471	432

SLM Private Credit Student Loan Trust
0.833% due 03/15/2024	1,587	1,573
SLM Private Education Loan Trust
3.692% due 05/16/2044	1,672	1,714
SLM Student Loan Trust
1.018% due 01/27/2025	5,020	4,907
Soundview Home Loan Trust
1.753% due 11/25/2033	123	122
Specialty Underwriting & Residential Finance Trust
1.133% due 01/25/2034	323	286
Spirit Master Funding LLC
5.370% due 07/20/2040	10,000	10,333
5.760% due 03/20/2042	9,717	10,142
Trapeza CDO Ltd.
1.557% due 11/16/2034	1,000	700
Truman Capital Mortgage Loan Trust
1.203% due 12/25/2032	107	108

Total Asset-Backed Securities (Cost $174,456)		169,481

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (c) 0.1%		696

U.S. TREASURY BILLS 0.4%
0.142% due 07/21/2016 (a)(b)(f)	2,613	2,613

Total Short-Term Instruments (Cost $3,309)		3,309

Total Investments in Securities (Cost $552,541)		545,057

	SHARES
INVESTMENTS IN AFFILIATES 20.6%
SHORT-TERM INSTRUMENTS 20.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.6%
PIMCO Short-Term Floating NAV Portfolio III	14,370,247	142,036

Total Short-Term Instruments (Cost $141,973)		142,036

Total Investments in Affiliates (Cost $141,973)		142,036

Total Investments 99.7% (Cost $694,514)		$687,093
Financial Derivative Instruments (d)(e) (0.3)% (Cost or Premiums, net $(2,524))		(1,998)
Other Assets and Liabilities, net 0.6%		4,064

Net Assets 100.0%		$689,159

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$696	U.S. Treasury Notes 1.000% due 05/15/2018	$(711)	$696	$696

Total Repurchase Agreements						$(711)	$696	$696

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	$47,500	$(568)	$(355)	$0	$(10)
Receive	3-Month USD-LIBOR	2.000	12/16/2019	900	(36)	(31)	0	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020	28,200	(1,333)	(1,413)	0	(3)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	7,600	(1,605)	(2,026)	84	0

					$(3,542)	$(3,825)	$84	$(13)

Total Swap Agreements					$(3,542)	$(3,825)	$84	$(13)

Cash of $2,220 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	CDX.IG-7 10-Year Index 15-30%	0.145%	12/20/2016	$25,000	$0	$5	$5	$0
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	23,000	(428)	67	0	(361)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	23,000	(661)	65	0	(596)
DUB	CDX.IG-7 10-Year Index 15-30%	0.157	12/20/2016	25,000	0	7	7	0
FBF	CMBX.NA.AAA.6 Index	0.500	05/11/2063	4,400	(74)	5	0	(69)
GST	CDX.IG-7 10-Year Index 15-30%	0.153	12/20/2016	25,000	0	7	7	0
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	600	(29)	14	0	(15)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	10,000	(582)	210	0	(372)
MYC	CMBX.NA.AAA.6 Index	0.500	05/11/2063	10,000	(193)	36	0	(157)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	20,000	(557)	39	0	(518)

					$(2,524)	$455	$19	$(2,088)

Total Swap Agreements					$(2,524)	$455	$19	$(2,088)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Securities with an aggregate market value of $2,613 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2016.

Fair	Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Corporate Bonds & Notes
Banking & Finance	$0	$4,623	$0	$4,623
Industrials	0	6,528	0	6,528
U.S. Government Agencies	0	52,568	0	52,568
Non-Agency Mortgage-Backed Securities	0	308,548	0	308,548
Asset-Backed Securities	0	149,006	20,475	169,481
Short-Term Instruments
Repurchase Agreements	0	696	0	696
U.S. Treasury Bills	0	2,613	0	2,613
	$0	$524,582	$20,475	$545,057

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$142,036	$0	$0	$142,036

Total Investments	$142,036	$524,582	$20,475	$687,093

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	84	0	84
Over the counter	0	19	0	19
	$0	$103	$0	$103

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(13)	0	(13)
Over the counter	0	(2,088)	0	(2,088)

	$0	$(2,101)	$0	$(2,101)

Totals	$142,036	$522,584	$20,475	$685,095

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2016:

Category and Subcategory	Beginning Balance at 03/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2016 (1)
Investments in Securities, at Value
Asset-Backed Securities	$10,340	$0	$0	$(5)	$0	$(2)	$10,142	$0	$20,475	$(3)

Totals	$10,340	$0	$0	$(5)	$0	$(2)	$10,142	$0	$20,475	$(3)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Asset-Backed Securities	$20,475	Third Party Vendor	Broker Quote	103.33 - 104.38

Total	$20,475

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Government Sector Portfolio

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 142.9%
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Eksportfinans ASA
5.500% due 06/26/2017	$100	$104

INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	175	185

Total Corporate Bonds & Notes (Cost $279)		289

MUNICIPAL BONDS & NOTES 0.1%
IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,280	1,306

Total Municipal Bonds & Notes (Cost $1,280)		1,306

U.S. GOVERNMENT AGENCIES 21.5%
Fannie Mae
0.523% due 12/25/2036	599	598
0.573% due 03/25/2034	577	572
0.583% due 03/25/2036	400	384
0.673% due 07/25/2032	516	491
0.693% due 06/25/2033	223	218
0.713% due 06/25/2032	1	1
0.766% due 03/25/2032	373	356
0.793% due 11/25/2032	2	1
0.803% due 05/25/2042	258	259
0.903% due 08/25/2021 - 03/25/2022	13	13
1.053% due 08/25/2022	6	6
1.125% due 04/27/2017 (f)	100,000	100,443
1.153% due 04/25/2022	10	10
1.353% due 04/25/2032	197	201
1.610% due 02/01/2041 - 10/01/2044	4,989	5,088
1.810% due 11/01/2030	1	1
1.928% due 11/01/2020	6	6
2.152% due 03/01/2035	749	776
2.220% due 02/01/2026	6	6
2.257% due 11/01/2035	251	263
2.290% due 12/01/2032	5	5
2.297% due 11/01/2035	331	337
2.305% due 09/01/2033	2	2
2.375% due 09/01/2022	2	2
2.379% due 10/01/2032	19	21
2.380% due 06/01/2021	301	310
2.395% due 09/01/2028	6	6
2.435% due 12/01/2022	16	17
2.463% due 09/01/2031	32	33
2.499% due 01/01/2036	2,187	2,272
2.500% due 05/01/2022	6	6
2.504% due 12/01/2029	2	2
2.523% due 08/01/2036	234	246
2.525% due 12/01/2031	4	4
2.534% due 07/01/2018	24	24
2.581% due 05/01/2025	5	6
2.594% due 12/01/2029	19	19
2.612% due 12/01/2035	77	78
2.635% due 03/01/2018	2	2
2.646% due 12/01/2029	7	7
2.751% due 06/01/2032	0	1
2.775% due 05/01/2032	1	1
2.875% due 09/01/2017 - 01/01/2018	4	4
2.973% due 10/01/2025	23	23
3.625% due 06/01/2025	6	6
3.847% due 08/01/2028	10	10
4.000% due 05/01/2030 - 12/01/2041	3,232	3,496
4.500% due 04/01/2028 - 11/01/2029	663	723
4.656% due 09/01/2026	110	110
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	32,003	22,069
0.693% due 07/25/2031	328	317
0.942% due 06/15/2030 - 12/15/2032	101	102

0.992% due 06/15/2031	41	42
1.000% due 03/08/2017 (f)	27,700	27,791
1.142% due 02/15/2027	7	7
1.610% due 10/25/2044 - 02/25/2045	3,423	3,546
1.770% due 08/01/2019	13	13
1.810% due 07/25/2044	1,645	1,694
2.309% due 02/01/2018	5	5
2.479% due 12/01/2031	1	1
2.481% due 08/01/2031	2	2
2.513% due 02/01/2024	21	22
2.541% due 07/01/2020	25	26
2.647% due 03/01/2025	1	1
2.704% due 02/01/2032	4	4
2.709% due 03/01/2035	288	299
2.712% due 04/01/2027	3	3
2.761% due 02/01/2035	1,492	1,572
2.814% due 01/01/2032	13	13
2.827% due 06/01/2035	2,869	3,032
2.833% due 05/01/2032	6	6
2.900% due 02/01/2032	3	3
2.925% due 08/01/2020	5	5
2.940% due 07/01/2029	8	9
3.790% due 02/01/2025	6	6
4.500% due 06/15/2035 - 09/15/2035	3,484	3,745
5.000% due 01/15/2034	5,689	6,322
5.500% due 08/15/2030 - 10/01/2039	316	354
6.500% due 10/25/2043	776	941
Ginnie Mae
1.750% due 04/20/2023 - 04/20/2032	342	353
1.875% due 07/20/2025 - 08/20/2026	374	385
2.000% due 10/20/2023 - 05/20/2030	958	983
5.000% due 05/20/2034	23,708	26,622
Israel Government AID Bond
0.000% due 11/01/2024 (a)	133,000	111,534
5.500% due 09/18/2023	61,330	76,799
Residual Funding Corp. Strips
0.000% due 01/15/2030 (a)	18,000	12,986
Small Business Administration
1.125% due 05/25/2021	137	137
1.250% due 03/25/2025 - 07/25/2025	100	100
1.350% due 01/25/2019	121	122
4.500% due 03/01/2023	204	218
4.760% due 09/01/2025	6,267	6,825
4.770% due 04/01/2024	1,486	1,603
4.930% due 01/01/2024	1,144	1,240
5.240% due 08/01/2023	641	702
7.060% due 11/01/2019	92	96
7.220% due 11/01/2020	106	112
U.S. Department of Housing and Urban Development
5.190% due 08/01/2016	750	751

Total U.S. Government Agencies (Cost $378,263)		430,986

U.S. TREASURY OBLIGATIONS 113.6%
U.S. Treasury Bonds
2.750% due 08/15/2042	117,500	129,601
2.750% due 11/15/2042	144,700	159,354
2.875% due 05/15/2043 (d)	279,000	314,017
3.000% due 05/15/2042	149,000	172,293
3.000% due 11/15/2044	114,800	132,130
3.125% due 02/15/2042	133,100	157,458
3.125% due 02/15/2043	31,500	37,170
4.375% due 05/15/2040	50,000	71,210
8.000% due 11/15/2021	44,700	60,897
U.S. Treasury Notes
0.625% due 09/30/2017 (d)(f)	694,000	694,827
2.000% due 07/31/2022 (d)	333,000	348,811

Total U.S. Treasury Obligations (Cost $2,168,602)		2,277,768

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.9%
Bear Stearns Adjustable Rate Mortgage Trust
2.694% due 04/25/2033	71	71
2.797% due 04/25/2033	148	148
2.836% due 11/25/2034	1,382	1,361
2.937% due 01/25/2034	389	387
2.949% due 04/25/2033	8	8
3.226% due 02/25/2033	36	35
Bear Stearns ALT-A Trust
0.613% due 02/25/2034	2,220	1,956
2.826% due 11/25/2036 ^	25,674	17,722
2.907% due 11/25/2036	17,997	13,547
CBA Commercial Small Balance Commercial Mortgage
0.733% due 12/25/2036	792	720
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.703% due 08/25/2035	640	571

Citigroup Mortgage Loan Trust, Inc.
3.040% due 05/25/2035	1,029	1,012
Countrywide Alternative Loan Trust
0.613% due 02/25/2047	684	547
0.628% due 02/20/2047 ^	6,478	4,096
0.633% due 05/25/2047	4,122	3,302
0.653% due 05/25/2036	74	55
0.658% due 03/20/2046	4,994	3,703
0.663% due 05/25/2035	909	712
0.733% due 12/25/2035	357	311
1.437% due 02/25/2036	444	390
5.500% due 03/25/2036 ^	1,993	1,419
Countrywide Home Loan Mortgage Pass-Through Trust
0.683% due 05/25/2035	1,472	1,218
0.743% due 04/25/2035	278	223
1.113% due 02/25/2035	910	788
1.133% due 02/25/2035	563	477
2.385% due 04/25/2035	550	436
2.699% due 09/20/2036 ^	6,347	4,675
Credit Suisse First Boston Mortgage Securities Corp.
2.650% due 06/25/2032	16	13
Downey Savings & Loan Association Mortgage Loan Trust
0.708% due 08/19/2045	749	637
First Republic Bank Mortgage Pass-Through Certificates
0.933% due 06/25/2030	249	246
First Republic Mortgage Loan Trust
0.942% due 11/15/2030	304	273
GreenPoint Mortgage Funding Trust
0.893% due 06/25/2045	765	668
GSR Mortgage Loan Trust
2.886% due 04/25/2036	6,293	5,596
HarborView Mortgage Loan Trust
0.578% due 03/19/2037	1,840	1,555
0.668% due 05/19/2035	2,176	1,810
Impac CMB Trust
1.453% due 07/25/2033	71	68
IndyMac Mortgage Loan Trust
1.093% due 02/25/2035	3,105	2,863
JPMorgan Mortgage Trust
2.881% due 02/25/2036 ^	1,482	1,298
3.030% due 07/25/2035	1,228	1,225
MASTR Adjustable Rate Mortgages Trust
2.904% due 05/25/2034	273	266
MASTR Asset Securitization Trust
5.500% due 09/25/2033	84	84
Merrill Lynch Mortgage Investors Trust
2.478% due 12/25/2032	103	102
Prime Mortgage Trust
5.000% due 02/25/2019	1	1
Residential Accredit Loans, Inc. Trust
0.753% due 08/25/2035	1,538	1,203
1.797% due 09/25/2045	612	495
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	616	709
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	35	37
Sequoia Mortgage Trust
0.798% due 07/20/2033	1,212	1,140
0.918% due 07/20/2033	852	762
1.148% due 10/19/2026	554	541
Structured Adjustable Rate Mortgage Loan Trust
1.810% due 01/25/2035	574	449
Structured Asset Mortgage Investments Trust
0.673% due 05/25/2036	21,331	15,831
1.028% due 07/19/2034	187	184
1.148% due 03/19/2034	406	395
WaMu Mortgage Pass-Through Certificates Trust
0.713% due 11/25/2045	1,720	1,579
0.723% due 12/25/2045	924	855
1.167% due 01/25/2047	1,354	1,220
1.220% due 12/25/2046	2,808	2,365
1.417% due 06/25/2046	4,075	3,785
1.437% due 02/25/2046	2,911	2,650
1.637% due 11/25/2042	511	473
2.178% due 05/25/2046	587	500
2.178% due 08/25/2046	16,603	14,737
2.178% due 09/25/2046	2,769	2,571
2.178% due 10/25/2046	1,272	1,135
2.178% due 12/25/2046	1,324	1,207
2.190% due 07/25/2046	6,560	5,852
2.769% due 03/25/2034	163	164
Washington Mutual Mortgage Loan Trust
1.606% due 05/25/2041	32	31
Washington Mutual Mortgage Pass-Through Certificates Trust
2.320% due 05/25/2033	47	46
2.525% due 02/25/2033	15	14

2.535% due 02/25/2033	2	2
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 11/25/2033	47	47

Total Non-Agency Mortgage-Backed Securities (Cost $170,959)		137,574

ASSET-BACKED SECURITIES 0.5%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.533% due 05/25/2037	30	21
0.962% due 06/15/2031	273	265
0.982% due 11/15/2031	25	24
Bear Stearns Asset-Backed Securities Trust
0.563% due 04/25/2031	2,201	2,239
1.113% due 10/25/2032	45	43
CIT Group Home Equity Loan Trust
0.993% due 06/25/2033	252	237
Citigroup Global Markets Mortgage Securities, Inc.
1.803% due 01/25/2032	125	115
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,088	644
Credit Suisse First Boston Mortgage Securities Corp.
1.073% due 01/25/2032	91	78
Credit-Based Asset Servicing and Securitization LLC
0.523% due 01/25/2037 ^	1,224	439
GE-WMC Mortgage Securities Trust
0.493% due 08/25/2036	63	33
GSAMP Trust
0.523% due 12/25/2036	608	324
0.633% due 11/25/2035	201	41
Home Equity Asset Trust
1.373% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.503% due 10/25/2036	160	82
JPMorgan Mortgage Acquisition Trust
0.533% due 08/25/2036	45	22
L.A. Arena Funding LLC
7.656% due 12/15/2026	34	37
Lehman ABS Mortgage Loan Trust
0.543% due 06/25/2037	703	423
Long Beach Mortgage Loan Trust
1.013% due 10/25/2034	1,548	1,453
MASTR Asset-Backed Securities Trust
0.503% due 11/25/2036	113	51
Merrill Lynch Mortgage Investors Trust
0.573% due 02/25/2037	377	171
Mid-State Trust
7.340% due 07/01/2035	115	123
Morgan Stanley ABS Capital, Inc. Trust
0.513% due 05/25/2037	437	274
Morgan Stanley IXIS Real Estate Capital Trust
0.503% due 11/25/2036	44	19
Morgan Stanley Mortgage Loan Trust
0.523% due 01/25/2047 ^	32	32
New Century Home Equity Loan Trust
0.633% due 05/25/2036	895	690
Renaissance Home Equity Loan Trust
1.153% due 08/25/2032	2	2
Securitized Asset-Backed Receivables LLC Trust
0.513% due 12/25/2036 ^	1,874	576
0.533% due 11/25/2036 ^	737	251
Soundview Home Loan Trust
0.513% due 11/25/2036	626	250
0.533% due 06/25/2037	366	230

Total Asset-Backed Securities (Cost $14,182)		9,190

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.1%		2,310

SHORT-TERM NOTES 0.2%
Federal Home Loan Bank
0.314% due 07/27/2016 - 08/11/2016 (a)(b)	3,600	3,600

0.325% due 08/12/2016 (a)(b)	1,300	1,299

		4,899

Total Short-Term Instruments (Cost $7,208)		7,209

Total Investments in Securities (Cost $2,740,773)		2,864,322

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	15,219	150

Total Short-Term Instruments (Cost $150)		150

Total Investments in Affiliates (Cost $150)		150

Total Investments 142.9% (Cost $2,740,923)		$2,864,472
Financial Derivative Instruments (e) 0.1% (Cost or Premiums, net $103)		2,334
Other Assets and Liabilities, net (43.0)%		(862,061)

Net Assets 100.0%		$2,004,745

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	06/30/2016	07/01/2016	$2,310	U.S. Treasury Notes 1.000% due 05/15/2018	$(2,360)	$2,310	$2,310

Total Repurchase Agreements						$(2,360)	$2,310	$2,310

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.600%	05/25/2016	07/25/2016	$(49,937)	$(49,968)
GRE	0.620	06/10/2016	07/19/2016	(8,370)	(8,373)
	0.630	06/20/2016	07/05/2016	(135,520)	(135,546)
IND	0.000	07/05/2016	07/13/2016	(33,142)	(33,142)
	0.510	04/21/2016	07/21/2016	(88,290)	(88,378)
	0.530	04/22/2016	07/22/2016	(16,084)	(16,101)
	0.540	04/05/2016	07/05/2016	(24,182)	(24,214)
JPS	0.510	04/21/2016	07/21/2016	(149,813)	(149,972)
	0.540	04/21/2016	07/21/2016	(39,950)	(39,993)
RDR	0.510	04/22/2016	07/21/2016	(49,937)	(49,995)
	0.590	04/22/2016	07/21/2016	(38,951)	(38,996)
SCX	0.600	04/11/2016	07/11/2016	(224,578)	(224,881)
	0.600	04/14/2016	07/14/2016	(27,466)	(27,501)

Total Reverse Repurchase Agreements					$(887,060)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2016 was $(808,460) at a weighted average interest rate of 0.571%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	07/01/2046	$17,000	$(18,150)	$(18,225)
Fannie Mae, TBA	4.500	07/01/2046	3,000	(3,263)	(3,275)

Total Short Sales				$(21,413)	$(21,500)

(d)	Securities with an aggregate market value of $862,218 have been pledged as collateral under the terms of master agreements as of June 30, 2016.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September Futures	$106.000	08/26/2016	2,551	$22	$2
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.750	08/26/2016	2,746	23	23
Call - CBOT U.S. Treasury 5-Year Note September Futures	127.000	08/26/2016	1,700	15	14
Put - CBOT U.S. Treasury 10-Year Note September Futures	107.500	08/26/2016	1,600	14	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/26/2016	800	7	1
Put - CBOT U.S. Treasury 30-Year Bond September Futures	128.000	08/26/2016	2,614	22	2

				$103	$44

Total Purchased Options				$103	$44

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	6,165	$(5,129)	$0	$(231)
90-Day Eurodollar December Futures	Short	12/2017	617	(803)	0	(31)
90-Day Eurodollar June Futures	Short	06/2017	276	(279)	0	(14)
90-Day Eurodollar June Futures	Short	06/2018	366	(566)	0	(14)
90-Day Eurodollar March Futures	Short	03/2017	4,395	(10,796)	0	(220)
90-Day Eurodollar March Futures	Short	03/2018	531	(759)	0	(20)
90-Day Eurodollar September Futures	Short	09/2016	5,275	(8,649)	0	(66)
90-Day Eurodollar September Futures	Short	09/2017	490	(576)	0	(24)
90-Day Eurodollar September Futures	Short	09/2018	238	(388)	0	(6)
U.S. Treasury 2-Year Note September Futures	Long	09/2016	2,551	3,606	359	0
U.S. Treasury 5-Year Note September Futures	Short	09/2016	4,446	(9,389)	0	(347)
U.S. Treasury 10-Year Note September Futures	Long	09/2016	6,485	21,700	0	(506)
U.S. Treasury 30-Year Bond September Futures	Long	09/2016	2,973	25,252	0	(1,951)
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2016	292	(3,696)	265	0

Total Futures Contracts				$9,528	$624	$(3,430)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.300%	05/08/2017	$750,600	$(4,758)	$(4,768)	$0	$(56)
Pay	3-Month USD-LIBOR	1.500	12/18/2017	575,100	(6,882)	(4,140)	0	(117)
Pay	3-Month USD-LIBOR	2.300	09/03/2025	248,000	(22,483)	(21,442)	454	0
Pay	3-Month USD-LIBOR	2.350	10/02/2025	40,200	(3,721)	(3,460)	75	0
Pay	3-Month USD-LIBOR	2.500	06/15/2026	9,400	(765)	(351)	21	0
Pay	3-Month USD-LIBOR	2.000	06/15/2046	77,600	(11,774)	(6,682)	851	0
Pay	3-Month USD-LIBOR	2.500	06/15/2046	357,700	(57,670)	(32,886)	3,868	0

					$(108,053)	$(73,729)	$5,269	$(173)

Total Swap Agreements					$(108,053)	$(73,729)	$5,269	$(173)

(f)	Securities with an aggregate market value of $81,342 and cash of $3,784 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$104	$0	$104
Industrials	0	185	0	185
Municipal Bonds & Notes
Iowa	0	1,306	0	1,306
U.S. Government Agencies	0	430,986	0	430,986
U.S. Treasury Obligations	0	2,277,768	0	2,277,768
Non-Agency Mortgage-Backed Securities	0	137,574	0	137,574
Asset-Backed Securities	0	9,190	0	9,190
Short-Term Instruments
Repurchase Agreements	0	2,310	0	2,310
Short-Term Notes	0	4,899	0	4,899
	$0	$2,864,322	$0	$2,864,322

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$150	$0	$0	$150

Total Investments	$150	$2,864,322	$0	$2,864,472

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,500)	$0	$(21,500)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$624	$44	$5,269	$5,937

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(3,430)	$0	$(173)	$(3,603)

Totals	$(2,656)	$2,842,866	$5,096	$2,845,306

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, IV, VII VIII, Ltd., PIMCO Cayman Japan Fund I and II, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO Trends Managed Futures Strategy Fund, PIMCO Short-Term Floating NAV Portfolio III, PIMCO International Portfolio, and PIMCO Capital Securities and Financials Fund (“Consolidated Funds”), respectively, in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Commodity Fund (amounts in thousands):

PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	08/01/2008	6,566,481	1,529,244	23.3%
PIMCO Global Multi-Asset Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	12/10/2008	680,643	88,599	13.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	08/31/2011	984,311	194,082	19.7%
PIMCO International Portfolio	PIMCO Cayman Japan Fund II, Ltd.	06/05/2012	06/12/2012	745,842	90,879	12.2%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Cayman Japan Fund I, Ltd.	06/05/2012	06/12/2012	17,884,167	3,836,209	21.5%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	09/20/2013	339,929	24,750	7.3%
PIMCO Capital Securities and Financials Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	03/01/2015	31,888	3,445	10.8%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of a Fund or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedules of Investments for each respective Fund.
(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term debt investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“Broker Quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2016, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months

The PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity linked swaps, will also be qualifying income. Based on the reasoning such rulings, the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund ®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund, the Fund may be subject to additional tax risk.

As of June 30, 2016, the aggregate cost and the gross and net unrealized appreciation/depreciation of investments for federal tax purposes were as follows (amount in thousands†):

		Aggregate Gross	Aggregate Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation) (1)
PIMCO All Asset All Authority Fund	$13,077,596	$235,368	$(1,865,793)	$(1,630,425)
PIMCO All Asset Fund	20,423,788	482,264	(1,742,239)	(1,259,975)
PIMCO California Intermediate Municipal Bond Fund	141,318	9,554	0	9,554
PIMCO California Municipal Bond Fund	16,090	1,145	0	1,145
PIMCO California Short Duration Municipal Income Fund	153,571	1,379	(12)	1,367
PIMCO Capital Securities and Financials Fund	29,121	626	(1,023)	(397)
PIMCO CommoditiesPLUS® Strategy Fund	3,130,111	0	(534,261)	(534,261)
PIMCO CommodityRealReturn Strategy Fund®	9,734,018	0	(869,008)	(869,008)
PIMCO Credit Absolute Return Fund	385,651	8,510	(10,344)	(1,834)
PIMCO Diversified Income Fund	2,867,783	81,696	(144,274)	(62,578)
PIMCO Emerging Local Bond Fund	4,793,194	78,410	(598,633)	(520,223)
PIMCO Emerging Markets Bond Fund	1,743,779	54,629	(129,762)	(75,133)
PIMCO Emerging Markets Corporate Bond Fund	151,196	4,694	(12,608)	(7,914)
PIMCO Emerging Markets Currency Fund	3,612,962	71,434	(50,791)	20,643
PIMCO Emerging Markets Full Spectrum Bond Fund	402,220	2,917	(50,303)	(47,386)
PIMCO Extended Duration Fund	597,591	88,463	(4)	88,459
PIMCO Floating Income Fund	385,046	5,834	(50,634)	(44,800)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	8,415,673	488,984	(177,273)	311,711
PIMCO Foreign Bond Fund (Unhedged)	1,501,348	98,282	(56,395)	41,887
PIMCO GNMA Fund	1,567,364	16,122	(13,554)	2,568
PIMCO Global Advantage® Strategy Bond Fund	1,117,224	43,056	(54,492)	(11,436)
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	757,008	32,869	(12,069)	20,800
PIMCO Global Bond Fund (Unhedged)	603,276	31,453	(16,229)	15,224
PIMCO Global Multi-Asset Fund	856,502	11,466	(17,919)	(6,453)
PIMCO Government Money Market Fund	371,184	0	0	0
PIMCO High Yield Fund	9,982,693	212,935	(380,485)	(167,550)
PIMCO High Yield Municipal Bond Fund	990,940	70,503	(5,774)	64,729
PIMCO High Yield Spectrum Fund	1,952,670	37,783	(154,295)	(116,512)
PIMCO Income Fund	66,953,601	2,474,565	(1,599,851)	874,714
PIMCO Inflation Response Multi-Asset Fund	1,324,475	30,122	(27,662)	2,460
PIMCO Investment Grade Corporate Bond Fund	9,433,546	383,816	(93,010)	290,806
PIMCO Long Duration Total Return Fund	3,422,366	403,958	(26,757)	377,201
PIMCO Long-Term Credit Fund	4,105,584	264,249	(58,662)	205,587
PIMCO Long-Term U.S. Government Fund	1,058,596	90,489	(3,147)	87,342
PIMCO Low Duration Fund	13,464,290	124,104	(122,654)	1,450
PIMCO Low Duration Fund II	466,455	4,225	(1,912)	2,313
PIMCO Low Duration Fund III	242,604	2,348	(2,460)	(112)
PIMCO Moderate Duration Fund	1,613,738	56,459	(23,122)	33,337
PIMCO Money Market Fund	638,921	0	0	0
PIMCO Mortgage Opportunities Fund	3,551,939	72,030	(41,383)	30,647
PIMCO Mortgage-Backed Securities Fund	415,970	6,562	(2,212)	4,350
PIMCO Multi-Strategy Alternative Fund	67,856	0	(416)	(416)
PIMCO Municipal Bond Fund	720,308	67,823	(2)	67,821
PIMCO National Intermediate Municipal Bond Fund	64,083	3,850	(5)	3,845
PIMCO New York Municipal Bond Fund	184,907	16,336	(6)	16,330
PIMCO RAE Fundamental Advantage PLUS Fund	829,650	37,462	(7,775)	29,687
PIMCO RAE Fundamental PLUS EMG Fund	2,099,657	109,344	(11,776)	97,568
PIMCO RAE Fundamental PLUS Fund	1,719,520	61,077	(17,406)	43,671
PIMCO RAE Fundamental PLUS International Fund	646,279	25,933	(11,151)	14,782
PIMCO RAE Fundamental PLUS Small Fund	58,748	2,407	(1,988)	419
PIMCO RAE Low Volatility PLUS EMG Fund	3,649,932	116,855	(48,469)	68,386
PIMCO RAE Low Volatility PLUS Fund	298,917	5,168	(6,087)	(919)
PIMCO RAE Low Volatility PLUS International Fund	1,234,040	30,175	(25,265)	4,910
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	701,272	10,885	(11,698)	(813)
PIMCO RAE Worldwide Long/Short PLUS Fund	2,092,613	62,933	(18,591)	44,342
PIMCO Real Return Asset Fund	1,709,887	42,627	(9,697)	32,930
PIMCO Real Return Fund	14,897,831	481,496	(100,627)	380,869
PIMCO Real Return Limited Duration Fund	4,378	85	(10)	75
PIMCO RealEstateRealReturn Strategy Fund	2,222,549	47,605	(20,281)	27,324
PIMCO RealPathTM 2020 Fund	47,251	1,032	(353)	679
PIMCO RealPathTM 2025 Fund	42,342	1,247	(276)	971
PIMCO RealPathTM 2030 Fund	57,438	1,877	(398)	1,479
PIMCO RealPathTM 2035 Fund	45,293	1,427	(231)	1,196
PIMCO RealPathTM 2040 Fund	56,583	2,049	(314)	1,735
PIMCO RealPathTM 2045 Fund	41,132	1,308	(78)	1,230
PIMCO RealPathTM 2050 Fund	80,887	2,879	(143)	2,736
PIMCO RealPathTM 2055 Fund	3,153	149	(5)	144
PIMCO RealPathTM Income Fund	45,963	793	(404)	389
PIMCO Senior Floating Rate Fund	1,181,237	4,008	(19,036)	(15,028)
PIMCO Short Asset Investment Fund	935,546	1,112	(1,398)	(286)
PIMCO Short Duration Municipal Income Fund	272,001	2,342	(53)	2,289
PIMCO Short-Term Fund	14,318,147	77,108	(71,737)	5,371
PIMCO StocksPLUS® Absolute Return Fund	1,232,248	32,669	(10,203)	22,466
PIMCO StocksPLUS® Fund	855,706	14,608	(6,662)	7,946
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,436,163	73,582	(18,455)	55,127
PIMCO StocksPLUS® International Fund (Unhedged)	1,194,465	37,041	(8,300)	28,741
PIMCO StocksPLUS® Long Duration Fund	571,586	60,992	(6,627)	54,365
PIMCO StocksPLUS® Short Fund	1,984,711	91,872	(22,693)	69,179
PIMCO StocksPLUS® Small Fund	903,389	33,664	(11,662)	22,002
PIMCO TRENDS Managed Futures Strategy Fund	344,729	692	(5,021)	(4,329)
PIMCO Total Return Fund	114,415,698	5,416,979	(694,051)	4,722,928
PIMCO Total Return Fund II	1,152,422	55,733	(4,471)	51,262
PIMCO Total Return Fund III	1,480,437	68,475	(18,254)	50,221
PIMCO Total Return Fund IV	1,921,836	57,929	(23,011)	34,918
PIMCO Unconstrained Bond Fund	6,156,928	366,164	(115,622)	250,542
PIMCO Unconstrained Tax Managed Bond Fund	162,595	14,793	(374)	14,419
PIMCO Asset-Backed Securities Portfolio	3,299,219	46,287	(44,447)	1,840
PIMCO Emerging Markets Portfolio	792,262	12,971	(53,067)	(40,096)
PIMCO High Yield Portfolio	645,239	29,807	(46,852)	(17,045)
PIMCO International Portfolio	844,081	12,554	(16,699)	(4,145)
PIMCO Investment Grade Corporate Portfolio	2,306,572	117,031	(17,246)	99,785
PIMCO Long Duration Corporate Bond Portfolio	21,604,517	1,852,197	(240,317)	1,611,880
PIMCO Low Duration Portfolio	147,953	1,653	(65)	1,588
PIMCO Moderate Duration Portfolio	517,184	8,926	(300)	8,626
PIMCO Mortgage Portfolio	5,009,412	78,896	(53,293)	25,603
PIMCO Municipal Sector Portfolio	127,943	21,646	0	21,646
PIMCO Real Return Portfolio	2,179,822	78,775	(4,666)	74,109
PIMCO Senior Floating Rate Portfolio	19,748	69	(109)	(40)
PIMCO Short-Term Floating NAV Portfolio II	4,431,622	1,114	(327)	787
PIMCO Short-Term Floating NAV Portfolio III	18,041,509	185,485	(14,530)	170,955
PIMCO Short-Term Portfolio	695,629	10,565	(19,101)	(8,536)
PIMCO U.S. Government Sector Portfolio	2,741,095	161,943	(38,566)	123,377

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

4. RELATED PARTY TRANSACTIONS

The Funds listed below invest substantially all of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2016 (amounts in thousands†):

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$450,432	$25,878	$(191,330)	$(136,061)	$196,015	$344,934	$712	$0
PIMCO CommodityRealReturn Strategy Fund®	139,687	263	(64,066)	(39,721)	56,302	92,465	263	0
PIMCO Diversified Income Fund	30,964	63,280	(1,553)	(106)	2,517	95,102	708	0
PIMCO Emerging Local Bond Fund	888,849	10,993	(284,012)	(128,289)	142,080	629,621	10,993	0
PIMCO Emerging Markets Currency Fund	1,090,464	6,849	(135,000)	(23,138)	31,065	970,240	6,849	0
PIMCO EqS® Long/Short Fund	14	0	0	0	0	14	0	0
PIMCO Extended Duration Fund	0	50,398	(20,693)	1,033	2,741	33,479	152	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	18,440	1	0	0	136	18,577	0	0
PIMCO Government Money Market Fund	60,727	585,255	(585,221)	0	0	60,761	34	0
PIMCO High Yield Fund	350,489	4,893	(7,140)	56	6,614	354,912	4,893	0
PIMCO High Yield Spectrum Fund	603,225	8,591	(68,685)	(8,784)	22,052	556,399	8,591	0
PIMCO Income Fund	689,234	56,146	(189,347)	8,526	(1,360)	563,199	9,474	0
PIMCO Investment Grade Corporate Bond Fund	247,832	2,440	(6,845)	(252)	7,498	250,673	2,440	0
PIMCO Long Duration Total Return Fund	17,968	87,269	(46,588)	1,438	2,890	62,977	732	0
PIMCO Long-Term Credit Fund	19,114	282	(8,398)	1,129	(74)	12,053	280	0
PIMCO Long-Term U.S. Government Fund	0	125,141	(37,691)	1,512	5,400	94,362	365	0
PIMCO Low Duration Fund	78,355	511,389	(437,815)	79	155	152,163	555	0
PIMCO Mortgage Opportunities Fund	77,944	601	(4,926)	32	843	74,494	600	0
PIMCO RAE Fundamental Advantage PLUS Fund	152,154	58,270	(33,183)	(1,281)	3,992	179,952	0	0
PIMCO RAE Fundamental Emerging Markets Fund	185,963	153,082	0	0	13,922	352,967	0	0
PIMCO RAE Fundamental PLUS EMG Fund	659,903	1,821	(19,590)	(4,154)	32,431	670,411	1,820	0
PIMCO RAE Fundamental PLUS International Fund	234,806	20,416	(62,870)	(20,104)	22,419	194,667	705	0
PIMCO RAE Low Volatility PLUS EMG Fund	1,184,272	2,930	(99,414)	(27,288)	74,061	1,134,561	2,931	0
PIMCO RAE Low Volatility PLUS Fund	147,971	1	0	0	10,771	158,743	0	0
PIMCO RAE Low Volatility PLUS International Fund	512,989	7,047	(149,030)	(12,020)	30,232	389,218	916	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	122,127	56,842	(16,737)	(879)	1,791	163,144	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	588,767	101,207	(103,672)	(7,381)	37,914	616,835	1,905	0
PIMCO Real Return Asset Fund	294,488	278	(93,936)	(3,981)	12,167	209,016	278	0
PIMCO Real Return Fund	0	55,122	0	0	199	55,321	3	0
PIMCO RealEstateRealReturn Strategy Fund	198,462	5,134	(11,478)	(227)	11,419	203,310	441	0
PIMCO Senior Floating Rate Fund	288,104	46,967	(32,623)	(946)	3,941	305,443	2,503	0
PIMCO Short-Term Floating NAV Portfolio III	1,116	8,802	(9,800)	0	0	118	2	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	280,934	895	(12,549)	(73)	1,064	270,271	895	0
PIMCO StocksPLUS® International Fund (Unhedged)	56,959	0	(2,586)	190	(461)	54,102	0	0
PIMCO StocksPLUS® Short Fund	1,629,401	149,697	(86,982)	(43,218)	29,235	1,678,133	0	0
PIMCO Total Return Fund	91,945	134,143	(7,609)	(406)	2,450	220,523	917	0
PIMCO TRENDS Managed Futures Strategy Fund	52,284	0	0	0	(1,011)	51,273	0	0
PIMCO Unconstrained Bond Fund	132,651	44,009	(6,458)	(20)	1,429	171,611	908	0
Totals	$11,579,034	$2,386,332	$(2,837,827)	$(444,334)	$762,839	$11,446,044	$61,865	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$802,927	$53,726	$(367,286)	$(271,424)	$379,029	$596,972	$1,172	$0
PIMCO CommodityRealReturn Strategy Fund®	295,348	571	(159,591)	(101,362)	135,280	170,246	570	0
PIMCO Diversified Income Fund	49,495	57,032	(162)	(14)	3,049	109,400	901	0
PIMCO Emerging Local Bond Fund	1,848,880	21,889	(569,059)	(273,034)	300,415	1,329,091	21,890	0
PIMCO Emerging Markets Currency Fund	2,479,315	14,913	(453,465)	(115,505)	131,312	2,056,570	14,913	0
PIMCO Extended Duration Fund	0	96,402	(24,375)	1,698	6,447	80,172	301	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	22,632	0	0	0	167	22,799	0	0
PIMCO Government Money Market Fund	104,072	1,149,858	(1,149,801)	0	0	104,129	57	0
PIMCO High Yield Fund	723,965	115,094	(293,940)	(21,649)	32,964	556,434	8,298	0
PIMCO High Yield Spectrum Fund	827,581	101,525	(53,364)	(5,267)	24,648	895,123	12,431	0
PIMCO Income Fund	1,348,157	138,529	(61,554)	493	13,271	1,438,896	19,726	0
PIMCO Investment Grade Corporate Bond Fund	516,989	28,778	(11,276)	(566)	15,849	549,774	5,097	0
PIMCO Long Duration Total Return Fund	122	192,200	(69,744)	2,428	6,052	131,058	1,433	0
PIMCO Long-Term Credit Fund	52,496	773	(5,213)	728	2,261	51,045	773	0
PIMCO Long-Term U.S. Government Fund	943	285,978	(77,620)	3,622	13,287	226,210	835	0
PIMCO Low Duration Fund	36,789	1,054,663	(850,780)	(252)	404	240,824	1,264	0
PIMCO Mortgage Opportunities Fund	152,823	1,194	(6,689)	18	1,729	149,075	1,194	0
PIMCO RAE Fundamental Advantage PLUS Fund	327,248	137,911	(49,369)	(9,960)	16,479	422,309	0	0
PIMCO RAE Fundamental Emerging Markets Fund	578,165	199,896	0	0	31,204	809,265	0	0
PIMCO RAE Fundamental PLUS EMG Fund	1,155,466	3,180	(38,498)	(5,591)	57,030	1,171,587	3,180	0
PIMCO RAE Fundamental PLUS International Fund	312,410	120,980	(137,444)	(46,619)	49,103	298,430	739	0
PIMCO RAE Low Volatility PLUS EMG Fund	2,187,607	82,048	(98,563)	(25,806)	121,372	2,266,658	5,794	0
PIMCO RAE Low Volatility PLUS Fund	98,732	0	0	0	7,187	105,919	0	0
PIMCO RAE Low Volatility PLUS International Fund	914,582	47,041	(349,970)	(30,151)	60,277	641,779	1,480	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	418,690	56,719	(52,863)	(7,160)	12,551	427,937	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	1,242,977	138,514	(62,764)	(2,485)	77,790	1,394,032	4,377	0
PIMCO Real Return Asset Fund	1,087,805	883	(555,816)	(6,586)	31,864	558,150	883	0
PIMCO Real Return Fund	0	33,773	0	0	400	34,173	6	0
PIMCO RealEstateRealReturn Strategy Fund	299,138	662	(22,972)	(817)	17,328	293,339	662	0
PIMCO Senior Floating Rate Fund	291,259	100,931	0	0	2,728	394,918	2,867	0
PIMCO Short-Term Floating NAV Portfolio III	220	30,402	(30,000)	(1)	1	622	2	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	535,424	1,638	(42,413)	(3,732)	3,676	494,593	1,639	0
PIMCO StocksPLUS® International Fund (Unhedged)	51,556	47,221	(42,758)	996	(654)	56,361	0	0
PIMCO Total Return Fund	236,916	411,947	(1,742)	(9)	6,379	653,491	3,461	0
PIMCO TRENDS Managed Futures Strategy Fund	57,422	0	0	0	(1,110)	56,312	0	0
PIMCO Unconstrained Bond Fund	350,034	31,841	(10,712)	(924)	4,758	374,997	2,212	0
Totals	$19,408,185	$4,758,712	$(5,649,803)	$(918,931)	$1,564,527	$19,162,690	$118,157	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$183,586	$4,431	$(13,798)	$(4,459)	$8,817	$178,577	$2,632	$0
PIMCO Emerging Markets Bond Fund	71,983	15,494	(6,525)	(446)	4,626	85,132	1,116	0
PIMCO Emerging Markets Corporate Bond Fund	88,455	1,062	(7,615)	(1,037)	3,598	84,463	1,061	0
PIMCO Short-Term Floating NAV Portfolio III	11,787	30,809	(36,400)	4	(2)	6,198	9	0
Totals	$355,811	$51,796	$(64,338)	$(5,938)	$17,039	$354,370	$4,818	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO Global Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Capital Securities and Financials Fund	$5,269	$62	$(718)	$(28)	$110	$4,695	$61	$0
PIMCO Diversified Income Active Exchange-Traded Fund	6,131	1	0	0	289	6,421	58	0
PIMCO Emerging Markets Corporate Bond Fund	20	1	0	0	1	22	1	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	10,897	0	0	0	80	10,977	0	0
PIMCO Income Fund	145,490	1,885	(14,875)	(676)	1,985	133,809	1,886	0
PIMCO Mortgage Opportunities Fund	22,503	184	0	0	268	22,955	183	0
PIMCO RAE Fundamental PLUS Fund	15,713	0	(1)	0	583	16,295	0	0
PIMCO Short-Term Floating NAV Portfolio III	24,531	124,221	(145,700)	0	(2)	3,050	21	0
PIMCO StocksPLUS® Fund	69,045	0	(69,653)	(6,195)	6,803	0	0	0
PIMCO TRENDS Managed Futures Strategy Fund	7,511	0	0	0	(145)	7,366	0	0
Totals	$307,110	$126,354	$(230,947)	$(6,899)	$9,972	$205,590	$2,210	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Currency Fund	$106,632	$717	$0	$0	$980	$108,329	$717	$0
PIMCO Short-Term Floating NAV Portfolio III	30,216	175,122	(172,100)	(6)	2	33,234	22	0
Totals	$136,848	$175,839	$(172,100)	$(6)	$982	$141,563	$739	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO RealPathTM 2020 Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$1,122	$3	$(284)	$(22)	$153	$972	$3	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,240	4	(184)	(6)	37	1,091	6	0
PIMCO High Yield Fund	4,226	53	(692)	(86)	161	3,662	53	0
PIMCO Income Fund	6,789	88	(1,034)	4	59	5,906	87	0
PIMCO Long Duration Total Return Fund	2,674	24	(529)	(22)	158	2,305	25	0
PIMCO Long-Term Credit Fund	2,637	36	(496)	10	124	2,311	35	0
PIMCO Real Return Asset Fund	5,295	5	(846)	(10)	167	4,611	5	0
PIMCO Real Return Fund	5,627	11	(830)	(64)	145	4,889	11	0
PIMCO RealEstateRealReturn Strategy Fund	1,593	3	(297)	20	63	1,382	3	0
PIMCO Short-Term Floating NAV Portfolio III	6,445	9,011	(10,900)	3	(2)	4,557	11	0
PIMCO StocksPLUS® Fund	11,549	167	(1,841)	16	273	10,164	0	0
PIMCO Total Return Fund	2,618	18	(405)	(23)	53	2,261	18	0
Totals	$51,815	$9,423	$(18,338)	$(180)	$1,391	$44,111	$257	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO RealPathTM 2025 Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$1,016	$2	$(235)	$(14)	$131	$900	$2	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	613	3	(98)	1	14	533	3	0
PIMCO High Yield Fund	3,836	47	(687)	(98)	166	3,264	47	0
PIMCO Income Fund	4,777	60	(770)	3	41	4,111	60	0
PIMCO Long Duration Total Return Fund	2,574	24	(518)	(25)	151	2,206	23	0
PIMCO Long-Term Credit Fund	2,541	32	(489)	7	119	2,210	33	0
PIMCO Real Return Asset Fund	5,101	84	(922)	(13)	161	4,411	5	0
PIMCO Real Return Fund	3,059	7	(485)	(42)	84	2,623	6	0
PIMCO RealEstateRealReturn Strategy Fund	1,959	3	(376)	22	78	1,686	4	0
PIMCO Short-Term Floating NAV Portfolio III	6,638	9,112	(10,400)	4	(2)	5,352	12	0
PIMCO StocksPLUS® Fund	12,287	221	(2,078)	21	287	10,738	0	0
PIMCO Total Return Fund	986	7	(153)	2	9	851	7	0
Totals	$45,387	$9,602	$(17,211)	$(132)	$1,239	$38,885	$202	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO RealPathTM 2030 Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$1,375	$3	$(342)	$(20)	$188	$1,204	$3	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	690	4	(75)	(3)	20	636	3	0
PIMCO High Yield Fund	5,191	64	(764)	(109)	204	4,586	65	0
PIMCO Income Fund	5,912	76	(760)	3	53	5,284	76	0
PIMCO Long Duration Total Return Fund	2,657	25	(506)	(23)	156	2,309	25	0
PIMCO Long-Term Credit Fund	2,612	36	(466)	8	124	2,314	35	0
PIMCO Real Return Asset Fund	5,251	109	(902)	(10)	169	4,617	5	0
PIMCO Real Return Fund	1,794	4	(226)	0	25	1,597	4	0
PIMCO RealEstateRealReturn Strategy Fund	3,900	9	(692)	(15)	222	3,424	8	0
PIMCO Short-Term Floating NAV Portfolio III	10,769	12,419	(15,500)	6	(3)	7,691	19	0
PIMCO StocksPLUS® Fund	19,920	89	(2,800)	32	482	17,723	0	0
PIMCO Total Return Fund	767	5	(74)	1	8	707	6	0
Totals	$60,838	$12,843	$(23,107)	$(130)	$1,648	$52,092	$249	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO RealPathTM 2035 Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$1,046	$2	$(237)	$(3)	$133	$941	$3	$0
PIMCO Emerging Local Bond Fund	445	6	(53)	4	6	408	6	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	523	3	(49)	0	13	490	2	0
PIMCO High Yield Fund	3,523	46	(466)	(64)	129	3,168	45	0
PIMCO Income Fund	4,027	52	(455)	2	37	3,663	53	0
PIMCO Long Duration Total Return Fund	1,237	10	(219)	(9)	73	1,092	12	0
PIMCO Long-Term Credit Fund	1,203	16	(188)	5	59	1,095	16	0
PIMCO Real Return Asset Fund	1,589	3	(176)	4	43	1,463	1	0
PIMCO Real Return Fund	1,047	2	(113)	0	15	951	2	0
PIMCO RealEstateRealReturn Strategy Fund	4,015	8	(607)	(16)	231	3,631	8	0
PIMCO Short-Term Floating NAV Portfolio III	10,215	12,618	(15,000)	6	(3)	7,836	18	0
PIMCO StocksPLUS® Fund	16,931	250	(2,145)	24	416	15,476	0	0
PIMCO Total Return Fund	524	5	(51)	0	6	484	4	0
Totals	$46,325	$13,021	$(19,759)	$(47)	$1,158	$40,698	$170	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO RealPathTM 2040 Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$1,288	$3	$(265)	$(18)	$179	$1,187	$3	$0
PIMCO Emerging Local Bond Fund	1,179	16	(139)	12	15	1,083	16	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	644	2	(68)	2	16	596	3	0
PIMCO High Yield Fund	3,177	42	(314)	(45)	103	2,963	41	0
PIMCO Income Fund	3,800	50	(303)	1	36	3,584	51	0
PIMCO Long Duration Total Return Fund	1,071	11	(140)	(8)	63	997	10	0
PIMCO Long-Term Credit Fund	1,031	14	(140)	4	52	961	15	0
PIMCO Real Return Asset Fund	1,308	2	(139)	5	34	1,210	1	0
PIMCO Real Return Fund	1,288	2	(65)	0	20	1,245	3	0
PIMCO RealEstateRealReturn Strategy Fund	5,201	145	(818)	(15)	308	4,821	11	0
PIMCO Short-Term Floating NAV Portfolio III	14,554	11,725	(15,900)	6	(4)	10,381	24	0
PIMCO StocksPLUS® Fund	22,264	192	(2,187)	14	564	20,847	0	0
PIMCO Total Return Fund	644	5	0	0	8	657	5	0
Totals	$57,449	$12,209	$(20,478)	$(42)	$1,394	$50,532	$183	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO RealPathTM 2045 Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$839	$2	$(65)	$(5)	$113	$884	$3	$0
PIMCO Emerging Local Bond Fund	849	13	0	0	21	883	12	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	419	2	0	0	12	433	2	0
PIMCO High Yield Fund	1,224	18	0	0	23	1,265	17	0
PIMCO Income Fund	1,636	22	0	0	17	1,675	23	0
PIMCO Long Duration Total Return Fund	655	7	(51)	0	38	649	7	0
PIMCO Long-Term Credit Fund	629	9	0	0	36	674	9	0
PIMCO Real Return Asset Fund	848	0	0	0	29	877	1	0
PIMCO Real Return Fund	839	1	0	0	14	854	2	0
PIMCO RealEstateRealReturn Strategy Fund	3,387	105	(220)	3	206	3,481	8	0
PIMCO Short-Term Floating NAV Portfolio III	9,934	4,118	(5,800)	2	0	8,254	18	0
PIMCO StocksPLUS® Fund	15,336	505	(355)	6	427	15,919	0	0
PIMCO Total Return Fund	419	4	0	0	5	428	3	0
Totals	$37,014	$4,806	$(6,491)	$6	$941	$36,276	$105	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

183

PIMCO RealPathTM 2050 Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$1,698	$4	$(231)	$(14)	$232	$1,689	$5	$0
PIMCO Emerging Local Bond Fund	1,720	161	(140)	5	42	1,788	24	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	849	4	0	0	24	877	4	0
PIMCO High Yield Fund	2,137	29	(141)	(11)	51	2,065	29	0
PIMCO Income Fund	2,972	41	(139)	1	29	2,904	41	0
PIMCO Long Duration Total Return Fund	1,327	13	(116)	(5)	77	1,296	13	0
PIMCO Long-Term Credit Fund	1,274	19	0	0	73	1,366	19	0
PIMCO Real Return Asset Fund	1,029	1	0	0	35	1,065	1	0
PIMCO Real Return Fund	1,699	3	0	0	28	1,730	4	0
PIMCO RealEstateRealReturn Strategy Fund	6,859	396	(811)	(37)	455	6,862	16	0
PIMCO Short-Term Floating NAV Portfolio III	21,363	16,736	(21,499)	10	(6)	16,604	36	0
PIMCO StocksPLUS® Fund	32,075	1,224	(1,754)	0	867	32,412	0	0
PIMCO Total Return Fund	849	7	0	0	11	867	6	0
Totals	$75,851	$18,638	$(24,831)	$(51)	$1,918	$71,525	$198	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO RealPathTM 2055 Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$69	$0	$(6)	$0	$9	$72	$0	$0
PIMCO Emerging Local Bond Fund	69	1	0	0	2	72	1	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	34	0	0	0	1	35	0	0
PIMCO High Yield Fund	86	1	0	0	2	89	1	0
PIMCO Income Fund	120	2	0	0	1	123	2	0
PIMCO Long Duration Total Return Fund	54	0	(4)	0	3	53	1	0
PIMCO Long-Term Credit Fund	51	1	0	0	3	55	1	0
PIMCO Real Return Asset Fund	35	0	0	0	1	36	0	0
PIMCO Real Return Fund	68	1	0	0	1	70	0	0
PIMCO RealEstateRealReturn Strategy Fund	276	11	(18)	1	16	286	1	0
PIMCO Short-Term Floating NAV Portfolio III	665	201	(300)	0	0	566	1	0
PIMCO StocksPLUS® Fund	1,299	15	(20)	0	36	1,330	0	0
PIMCO Total Return Fund	34	0	0	0	1	35	0	0
Totals	$2,860	$233	$(348)	$1	$76	$2,822	$8	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO RealPathTM Income Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$1,082	$2	$(266)	$(21)	$152	$949	$3	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,629	7	(246)	(7)	48	1,431	7	0
PIMCO High Yield Fund	4,066	52	(602)	(58)	133	3,591	52	0
PIMCO Income Fund	8,925	116	(1,220)	6	80	7,907	117	0
PIMCO Long Duration Total Return Fund	1,929	18	(370)	(14)	114	1,677	18	0
PIMCO Long-Term Credit Fund	1,893	26	(337)	9	90	1,681	26	0
PIMCO Real Return Asset Fund	3,803	53	(619)	(6)	122	3,353	4	0
PIMCO Real Return Fund	5,430	12	(745)	(60)	138	4,775	11	0
PIMCO RealEstateRealReturn Strategy Fund	1,103	3	(197)	11	44	964	2	0
PIMCO Short-Term Floating NAV Portfolio III	7,354	6,510	(10,800)	3	(3)	3,064	9	0
PIMCO StocksPLUS® Fund	10,269	0	(1,331)	14	251	9,203	0	0
PIMCO Total Return Fund	4,904	35	(689)	(43)	100	4,307	36	0
Totals	$52,387	$6,834	$(17,422)	$(166)	$1,269	$42,902	$285	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

PIMCO Multi-Strategy Alternative Fund

Underlying PIMCO Funds	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Credit Absolute Return Fund	$5,651	$18,106	$(734)	$(19)	$241	$23,245	$41	$0
PIMCO EqS® Long/Short Fund	5,138	1,949	(1,191)	(17)	32	5,911	0	0
PIMCO Mortgage Opportunities Fund	16,980	4,634	(15,124)	(72)	260	6,678	142	0
PIMCO RAE Worldwide Long/Short PLUS Fund	5,217	1,676	(1,086)	(20)	359	6,146	21	0
PIMCO Short-Term Floating NAV Portfolio III	9,542	9,323	(5,700)	(2)	6	13,169	23	0
PIMCO TRENDS Managed Futures Strategy Fund	6,213	2,222	0	0	(91)	8,344	0	0
PIMCO Unconstrained Bond Fund	513	650	(515)	(20)	19	647	3	0
Totals	$49,254	$38,560	$(24,350)	$(150)	$826	$64,140	$230	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and series of the PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series Variable Insurance Trust, and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investment of the Central Fund is money market instruments and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Fund for the period ended June 30, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO California Intermediate Municipal Bond Fund	$7,358	$25,919	$(20,300)	$4	$1	$12,982	$20	$0
PIMCO California Municipal Bond Fund	1,907	3,203	(3,801)	1	0	1,310	3	0
PIMCO California Short Duration Municipal Income Fund	5,973	29,116	(26,400)	0	1	8,690	16	0
PIMCO Capital Securities and Financials Fund	0	4,002	(3,900)	0	0	102	1	0
PIMCO CommoditiesPLUS® Strategy Fund	328,925	790,722	(704,400)	187	(84)	415,350	922	0
PIMCO CommodityRealReturn Strategy Fund®	750,688	1,817,417	(2,014,700)	377	(170)	553,612	817	0
PIMCO Credit Absolute Return Fund	83,253	76,826	(75,500)	47	(23)	84,603	126	0
PIMCO Diversified Income Fund	166,782	321,383	(87,000)	(62)	136	401,239	584	0
PIMCO Emerging Local Bond Fund	455,959	1,009,288	(1,068,900)	249	(165)	396,431	588	0
PIMCO Emerging Markets Bond Fund	191,775	211,153	(291,200)	108	(60)	111,776	252	0
PIMCO Emerging Markets Corporate Bond Fund	10,032	21,930	(22,901)	5	(2)	9,064	30	0
PIMCO Emerging Markets Currency Fund	960,045	996,306	(1,403,700)	544	(308)	552,887	1,706	0
PIMCO Extended Duration Fund	2,735	23,802	(26,176)	1	0	362	2	0
PIMCO Floating Income Fund	36,980	28,260	(29,500)	16	(7)	35,749	59	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	334	873,614	(766,800)	35	4	107,187	214	0
PIMCO Foreign Bond Fund (Unhedged)	210	205,377	(181,700)	6	0	23,893	76	0
PIMCO Global Advantage® Strategy Bond Fund	41,630	83,415	(113,490)	1	(6)	11,550	13	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	183	57,324	(40,700)	(1)	0	16,806	24	0
PIMCO Global Bond Fund (Unhedged)	199	81,432	(70,100)	2	0	11,533	31	0
PIMCO GNMA Fund	136,929	202,311	(331,900)	43	(24)	7,359	211	0
PIMCO High Yield Fund	1,115,544	624,112	(1,176,500)	633	(378)	563,411	1,812	0
PIMCO High Yield Municipal Bond Fund	79,312	209,941	(202,200)	27	0	87,080	141	0
PIMCO High Yield Spectrum Fund	156,178	195,141	(278,301)	73	(50)	73,041	241	0
PIMCO Income Fund	3,920,732	7,677,984	(4,371,100)	118	1,355	7,229,089	11,983	0
PIMCO Investment Grade Corporate Bond Fund	36,717	894,479	(930,700)	(26)	(4)	466	78	0
PIMCO Long Duration Total Return Fund	176	90,306	(79,300)	4	0	11,186	6	0
PIMCO Long-Term Credit Fund	44,844	425,464	(368,801)	6	0	101,513	64	0
PIMCO Long-Term U.S. Government Fund	146	99,605	(98,875)	5	0	881	5	0
PIMCO Low Duration Fund	106,684	1,937,245	(2,006,600)	89	(18)	37,400	445	0
PIMCO Low Duration Fund II	269	69,553	(61,501)	1	0	8,322	53	0
PIMCO Low Duration Fund III	3,305	23,206	(25,399)	0	(1)	1,111	6	0
PIMCO Moderate Duration Fund	52,084	175,536	(227,500)	12	(5)	127	36	0
PIMCO Mortgage Opportunities Fund	64,673	309,019	(176,500)	24	7	197,223	219	0
PIMCO Mortgage-Backed Securities Fund	31,477	46,341	(67,901)	10	(6)	9,921	41	0
PIMCO Municipal Bond Fund	81,530	113,029	(144,000)	33	(8)	50,584	129	0
PIMCO National Intermediate Municipal Bond Fund	1,735	10,505	(9,400)	0	0	2,840	5	0
PIMCO New York Municipal Bond Fund	21,077	26,339	(29,800)	2	2	17,620	39	0
PIMCO RAE Fundamental Advantage PLUS Fund	94,003	266,741	(150,900)	51	(3)	209,892	340	0
PIMCO RAE Fundamental PLUS EMG Fund	79,109	330,662	(259,101)	28	(4)	150,694	362	0
PIMCO RAE Fundamental PLUS Fund	210,771	161,141	(338,100)	97	(58)	33,851	241	0
PIMCO RAE Fundamental PLUS International Fund	18,880	170,656	(120,000)	4	(1)	69,539	56	0
PIMCO RAE Fundamental PLUS Small Fund	10,463	16,331	(12,100)	6	(3)	14,697	31	0
PIMCO RAE Low Volatility PLUS EMG Fund	805,202	629,363	(557,600)	44	218	877,227	1,863	0
PIMCO RAE Low Volatility PLUS Fund	86,377	71,380	(62,100)	1	22	95,680	180	0
PIMCO RAE Low Volatility PLUS International Fund	80,747	384,886	(423,700)	44	(17)	41,960	85	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	16,244	161,182	(51,800)	15	9	125,650	182	0
PIMCO RAE Worldwide Long/Short PLUS Fund	109,776	165,638	(229,400)	5	(21)	45,998	138	0
PIMCO Real Return Asset Fund	80,647	403,888	(377,100)	1	3	107,439	89	0
PIMCO Real Return Fund	365,125	1,538,156	(1,445,700)	46	(88)	457,539	355	0
PIMCO Real Return Limited Duration Fund	301	500	(400)	0	0	401	0	0
PIMCO RealEstateRealReturn Strategy Fund	167,898	297,568	(416,500)	22	(22)	48,966	68	0
PIMCO Senior Floating Rate Fund	73,961	240,395	(120,000)	18	2	194,376	194	0
PIMCO Short Asset Investment Fund	29,755	294,234	(254,500)	10	(3)	69,496	35	0
PIMCO Short Duration Municipal Income Fund	15,958	35,131	(34,900)	8	(4)	16,193	31	0
PIMCO Short-Term Fund	88,054	2,495,271	(2,581,500)	60	(7)	1,878	1,172	0
PIMCO StocksPLUS® Absolute Return Fund	316,336	188,148	(154,201)	89	9	350,381	747	0
PIMCO StocksPLUS® Fund	952	216,615	(173,200)	3	0	44,370	15	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	199,545	358,311	(557,600)	98	(74)	280	310	0
PIMCO StocksPLUS® International Fund (Unhedged)	190,468	374,424	(380,900)	92	(44)	184,040	524	0
PIMCO StocksPLUS® Long Duration Fund	9,100	103,307	(89,700)	1	(1)	22,707	7	0
PIMCO StocksPLUS® Short Fund	104,617	417,186	(407,100)	71	(2)	114,772	286	0
PIMCO StocksPLUS® Small Fund	150,575	137,845	(278,600)	77	(44)	9,853	145	0
PIMCO Total Return Fund	3,893,236	0	(3,320,326)	0	(1,085)	571,825	4,764	0
PIMCO Total Return Fund II	17,961	27,403	(44,201)	3	(3)	1,163	3	0
PIMCO Total Return Fund III	5,178	74,607	(79,600)	1	(1)	185	7	0
PIMCO Total Return Fund IV	9,206	53,008	(62,100)	1	(1)	114	8	0
PIMCO TRENDS Managed Futures Strategy Fund	29,545	133,931	(137,500)	28	(16)	25,988	31	0
PIMCO Unconstrained Bond Fund	84,217	710,680	(794,600)	10	(17)	290	81	0
PIMCO Asset-Backed Securities Portfolio	383,193	811,345	(510,500)	(421)	663	684,280	1,145	0
PIMCO Emerging Markets Portfolio	114,748	192,675	(158,500)	69	(26)	148,966	275	0
PIMCO High Yield Portfolio	26,844	90,738	(102,700)	17	(6)	14,893	38	0
PIMCO International Portfolio	234,947	420,478	(389,000)	(838)	907	266,494	678	0
PIMCO Investment Grade Corporate Portfolio	7,532	118,708	(122,400)	9	(1)	3,848	9	0
PIMCO Long Duration Corporate Bond Portfolio	15,393	598,492	(613,700)	(11)	0	174	92	0
PIMCO Mortgage Portfolio	2,753	326,835	(229,300)	1	8	100,297	35	0
PIMCO Municipal Sector Portfolio	2,859	4,711	(3,800)	1	1	3,772	11	0
PIMCO Real Return Portfolio	41,058	116,820	(134,200)	7	(6)	23,679	20	0
PIMCO Senior Floating Rate Portfolio	2,425	2,603	(4,600)	0	1	429	3	0
PIMCO Short-Term Portfolio	114,643	57,658	(30,300)	15	20	142,036	258	0
PIMCO U.S. Government Sector Portfolio	150	0	0	0	0	150	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FOB	Credit Suisse Securities (USA) LLC	NAB	National Australia Bank Ltd.
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	NOM	Nomura Securities International Inc.
BOM	Bank of Montreal	GSC	Goldman Sachs & Co.	NXN	Natixis New York
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JML	JPMorgan Securities PLC	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SGY	Societe Generale, New York
CFR	Credit Suisse Securities (Europe) Ltd.	MAC	Macquarie Bank Limited	SOG	Societe Generale
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank PLC	SSB	State Street Bank and Trust Co.
COM	Commerz Bank AG	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank N.A.	TOR	Toronto Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	WST	Westpac Banking Corp.
FBF	Credit Suisse International

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PEN	Peruvian New Sol
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LME	London Metal Exchange	OSE	Osaka Securities Exchange
EUREX	Eurex Exchange	MSE	Montreal Stock Exchange	OTC	Over the Counter
FTSE	Financial Times Stock Exchange	NYB	ICE Futures U.S. Softs

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAUSLT	eRAFI U.S. Large Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOM	Bloomberg Commodity Index	ERAUSST	eRAFI U.S. Small Strategy Index	OREXIO	Iron Ore Spread
BCOMTR	Bloomberg Commodity Index Total Return	EURMARGIN	European Refined Margin	PLTMLNPM	London Platinum & Palladium Market PM Fix
CDX.EM	Credit Derivatives Index - Emerging Markets	EURSIMP	Weighted Basket of Refined Products	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
CDX.HY	Credit Derivatives Index - High Yield	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	RACNLGT	RAFI Global Long Index
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPI	France Consumer Price Index	RACNSGT	RAFI Global Short Index
CMBX	Commercial Mortgage-Backed Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	IBOV	Brazil Bovespa Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
CPI	Consumer Price Index	IBR	Indicador Bancario de Referencia	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	IOS.FN.300.12	2012 Fannie Mae 3.0% Interest Only Synthetic Total Return Swap Index	SMI	Swiss Market Index
CSCU	Credit Suisse Commodity Index	IOS.FN.600.08	2008 Fannie Mae 6.0% Interest Only Synthetic Total Return Swap Index	SPGCCLP	S&P Goldman Sachs Commodity Crude Oil Index
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	JMAB	JPMorgan Commodity Index	SPGCENP	S&P GSCI Energy Official Close Index ER
CSMFHGER	CS Mulit-Asset Futures Copper High Grade Excess Return	JMABFNJ1	J.P. Morgan FNJ 1 Index	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CUAC	Corn-Ethanol Spread Calendar Swap	JMABNICP	JPMorgan Nic P Custom Index	SPGCINP	S&P GSCI Industrial Metals ER
CVIC	Dow Jones-UBS Commodity Index	KOSPI	Korea Composite Stock Price Index	SPGCNGP	S&P Goldman Sachs Commodity Natural Gas Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	MCDX	Municipal Bond Credit Derivative Index	TWSE	Tawain Capitalization Weighted Stock
EAFE	Europe, Australasia, and Far East Stock Index	NDDUEAFE	MSCI EAFE Index	UKRPI	United Kingdom Retail Price Index
ERADXULT	eRAFI International Large Strategy Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index	ULSD	Ultra-Low Sulfur Diesel
ERAEMLT	eRAFI Emerging Markets Strategy Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CM	California Mortgage Insurance	FNMA	Federal National Mortgage Association
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corporation	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	FDIC	Federal Deposit Insurance Corp.	REIT	Real Estate Investment Trust
ADR	American Depositary Receipt	FSB	Federal Savings Bank	REMIC	Real Estate Mortgage Investment Conduit
AID	Agency International Development	JIBAR	Johannesburg Interbank Agreed Rate	RMBS	Residential Mortgage-Backed Security
ALT	Alternate Loan Trust	JSC	Joint Stock Company	SP - ADR	Sponsored American Depositary Receipt
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
BBSW	Bank Bill Swap Reference Rate	MBS	Mortgage-Backed Security	THBFIX	Thai Baht Floating-Rate Fix
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	U&I	Up and In Barrier Option
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	oz.	Ounce	WTI	West Texas Intermediate
D&I	Down and In Barrier Option	PIK	Payment-in-Kind	YOY	Year-Over-Year
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: August 26, 2016

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: August 26, 2016